VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Variable Annuity Account C Multiple Sponsored Retirement Options CONTRACT PROSPECTUS – May 1, 2021

The Contracts. The contracts described in this prospectus are group or individual deferred fixed and variable annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”).

Why Reading This Prospectus Is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (“funds”) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. Information about the risks of investing in the funds is located in the “Investment Options” section on page 12 and in each fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options. We describe the fixed interest options (the Guaranteed Accumulation Account (“GAA”), the Fixed Plus Account, the Fixed Account and the Fixed Plus Account II A) in appendices to this prospectus. There is also a separate prospectus for the GAA. Not all fixed interest options may be available for current or future investment.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2021, Statement of Additional Information (“SAI”) in association with this prospectus free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-584-6001 or by writing to us at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds or the GAA prospectus by calling that number. The contract prospectus, the GAA prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, www.sec.gov. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-01107. The number assigned to the registration statement for GAA is 333-239315. The SAI table of contents is listed on page 57 of this prospectus. The SAI is incorporated into this prospectus by reference.

Internet Availability of Fund Shareholder Reports. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-283-3427. Your election to receive reports in paper will apply to all funds available under your contract.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts described in this prospectus are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount invested.

CONTRACT PROSPECTUS – MAY 1, 2021 (CONTINUED)

The Funds*

AMG River Road Mid Cap Value Fund (Class N)[1]

Alger Responsible Investing Fund (Class A)[1]

Amana Growth Fund (Investor Shares)[1]

Amana Income Fund (Investor Shares)[1]

American Century Investments® Disciplined Core Value Fund (A Class)1, [2]

American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[1]

American Funds® – Capital Income Builder®
(Class R-4)[1]

American Funds® – EuroPacific Growth Fund®
(Class R-4)[1]

American Funds® – Fundamental Investors®
(Class R-4)[1]

American Funds® – New Perspective Fund®
(Class R-4)[1]

American Funds® – SMALLCAP World Fund®
(Class R-4)[1]

American Funds® – The Bond Fund of America® (Class R-4)[1]

American Funds® – The Growth Fund of America®(Class R-4)[1]

American Funds® – Washington Mutual Investors FundSM (Class R-4)[1]

Ariel Fund (Investor Class)[1]

Artisan International Fund (Investor Shares)[1]

Ave Maria Rising Dividend Fund[1]

BlackRock Health Sciences Opportunities Portfolio (Investor A Shares)[1]

BlackRock Mid Cap Dividend Fund (Investor A Shares)[1]

Calvert VP SRI Balanced Portfolio (Class I)

Cohen & Steers Realty Shares, Inc.[1]

Cohen & Steers Real Estate Securities Fund, Inc. (Class A)[1]

Columbia Acorn® Fund (Institutional Class)[1,2]

Columbia Large Cap Value Fund (Class Adv)[1,2]

Columbia Select Mid Cap Value Fund (Class A)[1]

Columbia Select Mid Cap Value Fund (Class Inst)[1,2]

Delaware Small Cap Value Fund (Class A)[1]

Fidelity® VIP ContrafundSM Portfolio (Initial Class)

Fidelity® VIP Equity-Income PortfolioSM (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Fidelity® VIP Mid Cap Portfolio (Initial Class)[2]

Fidelity® VIP Overseas Portfolio (Initial Class)[2]

Franklin Small Cap Value VIP Fund (Class 2)

Invesco Developing Markets Fund (Class A)[1,2]

Invesco Main Street Mid Cap Fund® (Class A)[1]

Invesco Small Cap Value Fund (Class Y)[1]

Invesco V.I. American Franchise Fund (Series I)

Invesco V.I. Core Equity Fund (Series I)

Invesco V.I. Global Fund (Series I)2, [3]

Invesco V.I. Global Strategic Income Fund
(Series I)[2,3]

Invesco V.I. Main Street Small Cap Fund® (Series I)[3]

Ivy Science and Technology Fund (Class Y)[1]

Janus Henderson Balanced Portfolio (Institutional Shares)[2]

Janus Henderson Enterprise Portfolio (Institutional Shares)[2]

Janus Henderson Flexible Bond Portfolio (Institutional Shares)[2]

Janus Henderson Global Research Portfolio (Institutional Shares)[2]

Janus Henderson Research Portfolio (Institutional Shares)[2]

Lazard International Equity Portfolio (Open Shares)[2]

LKCM Aquinas Catholic Equity Fund[1,2]

Loomis Sayles Small Cap Value Fund (Retail Class)[1]

Lord Abbett Series Fund, Inc. ‒ Mid Cap Stock Portfolio (Class VC)

Lord Abbett Short Duration Income Fund (Class R4)[1]

Metropolitan West Total Return Bond Fund (Class M)[1]

Neuberger Berman Sustainable Equity Fund (Trust Class)[1,2]

Pax Sustainable Allocation Fund (Investor Class)[1]

PIMCO CommodityRealReturn Strategy Fund® (Administrative Class)[1]

PIMCO Real Return Portfolio (Administrative Class)

Pioneer High Yield VCT Portfolio (Class I)

TCW Total Return Bond Fund (Class N)[1]

Templeton Global Bond Fund (Class A)[1]

The Hartford Capital Appreciation Fund (Class R4)[1,2]

The Hartford Dividend and Growth Fund (Class R4)[1,2]

The Hartford International Opportunities Fund (Class R4)[1,2]

USAA Intermediate-Term Bond Fund (Class A)[1]

USAA Precious Metals and Minerals Fund (Class A)[1]

Virtus NFJ Large-Cap Value Fund (Institutional Class)[1,2]

Voya Balanced Portfolio (Class I)

Voya Corporate Leaders® 100 Fund (Class I)[1]

Voya Global Bond Portfolio (Class I)

Voya Global High Dividend Low Volatility Portfolio (Class I)[4]

Voya Global Perspectives® Portfolio (Class I)[5]

Voya GNMA Income Fund (Class A)[1]

Voya Government Money Market Portfolio (Class I)

Voya Growth and Income Portfolio (Class I)

Voya High Yield Portfolio (Class I)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Index Solution 2025 Portfolio (Class S)[5]

Voya Index Solution 2030 Portfolio (Class S)[2,5]

Voya Index Solution 2035 Portfolio (Class S) [5]

Voya Index Solution 2040 Portfolio (Class S)[2,5]

Voya Index Solution 2045 Portfolio (Class S)[5]

Voya Index Solution 2050 Portfolio (Class S)[2,5]

Voya Index Solution 2055 Portfolio (Class S)[5]

Voya Index Solution 2060 Portfolio (Class S)[2,5]

Voya Index Solution 2065 Portfolio (Class S)[5]

Voya Index Solution Income Portfolio (Class S)[5]

Voya Intermediate Bond Portfolio (Class I)

Voya International High Dividend Low Volatility Portfolio (Class I)[4]

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class I)

Voya Large Cap Value Portfolio (Class I)

Voya MidCap Opportunities Portfolio (Class I)

Voya Multi-Manager International Small Cap Fund (Class I)[1]

Voya RussellTM Large Cap Growth Index Portfolio (Class I)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Large Cap Value Index Portfolio (Class S)

Voya RussellTM Mid Cap Growth Index Portfolio (Class S)

Voya RussellTM Mid Cap Index Portfolio (Class I)

Voya RussellTM Small Cap Index Portfolio (Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio (Class I)

Voya Solution 2025 Portfolio (Class S)[5]

Voya Solution 2030 Portfolio (Class S)[2,5]

Voya Solution 2035 Portfolio (Class S)[5]

Voya Solution 2040 Portfolio (Class S) [2,5]

Voya Solution 2045 Portfolio (Class S)[5]

Voya Solution 2050 Portfolio (Class S)[2,5]

Voya Solution 2055 Portfolio (Class S)[5]

Voya Solution 2060 Portfolio (Class S)[2,5]

Voya Solution 2065 Portfolio (Class S)[5]

Voya Solution Balanced Portfolio (Class S)[5]

Voya Solution Income Portfolio (Class S)[5]

Voya Solution Moderately Conservative Portfolio (Class S)[5]

Voya Strategic Allocation Conservative Portfolio (Class I)[5]

Voya Strategic Allocation Growth Portfolio (Class I)[5]

Voya Strategic Allocation Moderate Portfolio (Class I)[5]

Voya U.S. Bond Index Portfolio (Class I)

Voya U.S. Stock Index Portfolio (Class I)

VY® American Century Small-Mid Cap Value Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Global Real Estate Portfolio (Class I)

VY® Clarion Real Estate Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® Columbia Small Cap Value II Portfolio (Class S)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class I)

VY® Invesco Global Portfolio (Class I)[6]

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Mid Cap Value Portfolio (Class S)[2]

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® T. Rowe Price International Stock Portfolio (Class S)

Wanger International

Wanger Select

Wanger USA

Wells Fargo Small Company Growth Fund (Administrator Class)1, [7]

Wells Fargo Special Small Cap Value Fund (Class A)[1]

PRO.01107-21                                                                    2

*   See “APPENDIX VI – FUND DESCRIPTIONS” for further information about the funds.

1   This fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS ‒ Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

2   See “APPENDIX VI – FUND DESCRIPTIONS” for further information regarding the availability of certain funds.

3   Prior to April 30, 2021, these funds were known as the Invesco Oppenheimer V.I. Global Fund, the Invesco Oppenheimer V.I. Global Strategic Income Fund and the Invesco Oppenheimer V.I. Main Street Small Cap Fund®, respectively.

4   This fund employs a managed volatility strategy. See “INVESTMENT OPTIONS – Funds Available Through the Separate Account” for more information.

5   This fund is structured as a fund of funds that invests directly in shares of underlying funds. See “Fees ‒ Fund of Funds” for additional information.

6   Prior to May 1, 2021, this fund was known as the VY® Invesco Oppenheimer Global Portfolio.

7   This fund is structured as a “master-feeder” fund that invests directly in shares of underlying funds. See “Fees ‒ Fund of Funds” for additional information.

Contract Overview:	4
Who’s Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

Fee Table	6
Condensed Financial Information	8
The Company	8
Contract Purchase and Participation	9
Contract Ownership and Rights	11
Right to Cancel	11
investment options	12
Fees	16
Your Account Value	25
transfers	27
Withdrawals	30
Systematic Distribution Options	32
loans	33
Death Benefit	34
Income Phase	37
FEDERAL Tax Considerations	40
contract distribution	51
Other Topics	54
Contents of the Statement of Additional Information	57
Appendix I ‒ Guaranteed Accumulation Account	58
Appendix II ‒ Fixed Account	61
Appendix III ‒ Fixed Plus Account	63
Appendix IV ‒ Fixed Plus Account II A	67
Appendix V ‒ Participant Appointment of Employer as Agent Under an Annuity Contract	71
Appendix VI ‒ FUND DescriptionS	72
Appendix VII ‒ Condensed Financial Information	91

PRO.01107-21                                                                     3

CONTRACT OVERVIEW

The following is intended as an overview. Please read each section of this prospectus for additional information.

Who’s Who

Questions:  Contacting the Company.

Contact your local representative or write or call the Company at:

Customer Service

Defined Contribution

Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative requirements for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

You (the “participant”):*  The individual who participates in the contract through a retirement plan.

Plan Sponsor:  The sponsor of your retirement plan. Generally, your employer.

Contract Holder:*  The person to whom we issue the contract. Generally, the plan sponsor or a trust. We may also refer to the contract holder as the contract owner.

We (the “Company”):  Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail, review “Contract Ownership and Rights” and “Contract Purchase and Participation.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code Section under which it qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment under Tax Code Section 457. To learn which Tax Code Section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in Your Plan: Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as guaranteed  death benefit under some  contracts  or the  option of  lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights: Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.01107-21                                                                    4

*   Certain contracts are purchased by and issued directly to persons participating in certain plans. The words “you” and “participant” apply to these individuals. The words “contract holder” and “contract owner” also apply to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than ten days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans and Roth 403(b) plans, as well as in certain 401(a), 401(k), Roth 401(k) or 403(a) plans may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract. See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases (described in “Contract Phases,” below). The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “Income Phase.”

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “Withdrawals” and “FEDERAL Tax considerations.”

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide the Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up one or more accounts for employer contributions and/or for one or more accounts for contributions from your salary. Alternatively, we may issue the contract to an employer or a plan on an unallocated basis. In that case, we establish a single account under the contract for the contract holder, and the recordkeeper designated by the plan establishes and maintains an individual account or accounts for each participant.

Payments to Your Account
Step 1 ¯
Voya Retirement Insurance and Annuity Company
¯	Step 2	¯
Fixed Interest Options	Variable Annuity Account C Variable Investment Options
The Subaccounts
	A	B	Etc.
¯ Step 3 ¯
	Mutual Fund A	Mutual Fund B

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in one or more of the following investment options:

•     Fixed Interest Options; or

•     Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “Income Phase.” In general, you may:

•     Receive income phase payments over a lifetime or for a specified period;

•     Receive income phase payments monthly, quarterly, semi-annually or annually;

•     Select an option that provides a death benefit to beneficiaries; or

•     Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.01107-21                                                                    5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. See “INCOME PHASE” for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Maximum Early Withdrawal Charge[8]

(as a percentage of amount withdrawn, if applicable)

Applicable to Texas K-12 contracts                                        7.00%

Applicable to all other contracts                                             5.00%

Loan Interest Rate Spread (per annum)[9]                                     3.00%

Loan Initiation Fee[10]                                                                 $100.00

Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

In this Section:

•     Maximum Transaction Expenses;

•     Maximum Periodic Fees and Charges;

•     Fund Fees and Expenses; and

•     Examples.

See “Fees” for:

•     Early Withdrawal Charge Schedules;

•     How, When and Why Fees are Deducted;

•     Reduction, Waiver and/or Elimination of Certain Fees;

•     Fund Redemption Fees; and

•     Premium and Other Taxes.

Texas K-12 contracts are voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas who became participants under the contract on or after June 1, 2002. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.

	Applicable to Texas K-2 Contracts	Applicable to All Other Contracts
Maximum Annual Maintenance Fee[11]	$0.00	$30.00

Separate Account Annual Expenses[11] (as a percentage of average account value)
Maximum Mortality and Expense Risk Charge[12]	1.25%	1.50%
Maximum Administrative Expense Charge	0.25%[13]	0.25%[14]
Maximum Total Separate Account Expenses	1.50%	1.75%

PRO.01107-21                                                                    6

*   State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees ‒ Premium and Other Taxes.”

8   This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “Fees” section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”

9   This is the difference between the rate charged and the rate credited on loans under your contract. We reserve the right to apply a loan interest rate spread between 0.0% and 3.0% per annum. Currently, the loan interest rate spread for most contracts is 2.5% per annum. See “Loans ‒ Charges Associated with Loans.”

10 Certain contracts that have a zero loan interest rate spread may be subject to a loan initiation fee each time a loan is taken from your account value. See “Loans ‒ Charges Associated with Loans.”

11 These fees may be waived, reduced or eliminated in certain circumstances. See “Fees.”

12 A charge for the guaranteed death benefit, if any, is included in the mortality and expense risk charge. See “Death Benefit.”

13 We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.

14 We only impose this charge under some contracts. See “Fees.”

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Applicable to Texas K-12 Contracts		Applicable to All Other Contracts
	Minimum	Maximum	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	0.38%	2.01%	0.26%	2.01%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include transaction expenses (assuming no loans), maintenance fees (converted to a percentage of assets equal to 0.0000% for Texas K-12 contracts and 0.001% for all other contracts), separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 Contracts	$1,013	$1,652	$2,306	$3,783	$354	$1,077	$1,822	$4,783

Applicable to All Other Contracts	$895	$1,697	$2,518	$4,094	$389	$1,180	$1,989	$4,094

PRO.01107-21                                                                    7

*   This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Texas K-12 Contracts	$861	$1,194	$1,541	$2,201	$191	$591	$1,016	$2,201

Applicable to all other Contracts	$729	$1,208	$1,714	$2,449	$215	$663	$1,138	$2,449

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX VII, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show the values of the subaccounts over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability, or the date purchase payments were first received in the subaccounts (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

PRO.01107-21                                                                    8

*   This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code Sections 401(a), 401(k), 403(a), 403(b) and 457, including Roth 401(k), Roth 403(b), and Roth 457(b) plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Tax Code Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. To purchase the contract:

•     The contract holder submits the required forms and application to the Company; and

•     We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract:

•     We provide you with enrollment materials for completion and return to us, which may be completed electronically where available (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder); and

•     If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 401(k), Roth 403(b) and Roth 457(b) accounts.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, the purchase payments remain in a non-interest bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any purchase payments.

PRO.01107-21                                                                    9

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

•     Lump-sum payments: A one-time payment to your account in the form of a transfer from a previous plan; and/or

•     Installment payments: More than one payment made over time to your account.

Contributions to Roth 401(k), Roth 403(b) or Roth 457(b) accounts must be made by after-tax salary reduction, exchange, or rollover payments (to the extent allowed by the contract) paid to us on your behalf, as permitted by the Tax Code and the plan. Roth 401(k), Roth 403(b) and Roth 457(b) contributions will be placed in distinct accounts.

The plan and the contract may have certain rules or restrictions that apply to the use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b) accounts, where each account will have its own early withdrawal charge schedule. See “Fees – Early Withdrawal Charge Schedules.”

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial purchase payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “Fees,” “Appendix III – Fixed Plus Account” and “APPENDIX IV – Fixed Plus Account II A.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contracts should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•     Long-Term Investment – This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•     Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•     Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•     Exchanges – Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

PRO.01107-21                                                                    10

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of plan, as follows:

•     Under 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder;

•     Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and

•     Under Non-governmental Tax-Exempt 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

Who Holds Rights Under the Contract? The terms of the annuity contract will determine who holds rights under the contracts:

•     Under some contracts, the contract holder holds all rights under the contract, but may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options; and

•     Under other contracts, including most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and most individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations – Distributions – Eligibility – 403(b) and Roth 403(b) Plans.”

For additional information about the respective rights of the contract holder and participants, see “Appendix V.”

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within ten days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within ten days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund no later than seven calendar days after we receive the required documents and written notice in good order at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

PRO.01107-21                                                                    11

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s) (and your accounts may be established at different times), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide a brief description of the funds in APPENDIX VI. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge, from the address and telephone number referenced under “Contract Overview ‒ Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Funds With Managed Volatility Strategies. As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the contract. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Funds that employ a managed volatility strategy are identified in the list of available funds in the beginning of this prospectus.

PRO.01107-21                                                                    12

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•     Mixed funding ‒ bought for annuities and life insurance; and

•     Shared funding ‒ bought by more than one company.

Public Funds. The following funds, which are available through the contracts, are also available to the general public:

•     AMG River Road Mid Cap Value Fund;

•     Alger Responsible Investing Fund;

•     Amana Growth Fund;

•     Amana Income Fund;

•     American Century Investments® Disciplined Core Value Fund;

•     American Century Investments® Inflation-Adjusted Bond Fund;

•     American Funds® ‒ Capital Income Builder®;

•     American Funds® ‒ EuroPacific Growth Fund®;

•     American Funds® ‒ Fundamental Investors®;

•     American Funds® ‒ New Perspective Fund®;

•     American Funds® ‒ SMALLCAP World Fund®;

•     American Funds® ‒ The Bond Fund of America®;

•     American Funds® ‒ The Growth Fund of America®;

•     American Funds® ‒ Washington Mutual Investors FundSM;

•     Ariel Fund;

•     Artisan International Fund;

•     Ave Maria Rising Dividend Fund;

•     BlackRock Health Sciences Opportunities Portfolio;

•     BlackRock Mid Cap Dividend Fund;

•     Cohen & Steers Realty Shares, Inc.;

•     Cohen & Steers Real Estate Securities Fund, Inc.;

•     ColumbiaSM Acorn® Fund;

•     Columbia Large Cap Value Fund;

•     Columbia Select Mid Cap Value Fund;

•     Delaware Small Cap Value Fund;

•     Invesco Developing Markets Fund;

•     Invesco Main Street Mid Cap Fund®;

•     Invesco Small Cap Value Fund;

•     Ivy Science and Technology Fund;

•     Lazard International Equity Portfolio;

•     LKCM Aquinas Catholic Equity Fund;

•     Loomis Sayles Small Cap Value Fund;

•     Lord Abbett Short Duration Income Fund;

•     Metropolitan West Total Return Bond Fund;

•     Neuberger Berman Sustainable Equity Fund;

•     Pax Sustainable Allocation Fund;

•     PIMCO CommodityRealReturn Strategy Fund®;

•     TCW Total Return Bond Fund;

•     Templeton Global Bond Fund;

•     The Hartford Capital Appreciation Fund;

•     The Hartford Dividend and Growth Fund;

•     The Hartford International Opportunities Fund;

•     USAA Intermediate-Term Bond Fund;

•     USAA Precious Metals and Minerals Fund;

•     Virtus NFJ Large-Cap Value Fund;

•     Voya Corporate Leaders® 100 Fund;

•     Voya GNMA Income Fund;

•     Voya Multi-Manager International Small Cap Fund;

•     Wells Fargo Small Company Growth Fund; and

•     Wells Fargo Special Small Cap Value Fund.

See “FEDERAL Tax Considerations – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

PRO.01107-21                                                                    13

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contracts. We have included certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

PRO.01107-21                                                                    14

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:

•     During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and

•     During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•     Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•     Combine two or more subaccounts;

•     Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;

•     Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:

>    A fund no longer suits the purposes of your contract;

>    There is a change in laws or regulations;

>    There is a change in the fund’s investment objectives or restrictions;

>    The fund is no longer available for investment; or

>    Another reason we deem a substitution is appropriate.

•     Stop selling the contract;

•     Limit or eliminate any voting rights for the separate account; or

•     Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

PRO.01107-21                                                                    15

Fixed Interest Options

For descriptions of the fixed interest options that may be available through the contract, see “AppendiX I, APPENDIX II, APPENDIX III and APPENDIX IV” and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number referenced under “Contract Overview ‒ Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•     Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your individual circumstances and your financial goals;

•     Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•     Be informed. Read this prospectus, all of the information that is available to you regarding the funds - including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•     Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and

•     Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment. Thereafter, more options can be selected at any one time, but a higher limit may apply.

FEES

The charges we assess and the deductions we make under the contract are in consideration for:  (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume. The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

PRO.01107-21                                                                    16

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. This charge may also be referred to as a surrender charge in your contract and/or certificate/enrollment materials.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

Amount: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account or the Fixed Plus Account II A. The percentage is determined by the early withdrawal charge schedule that applies to your individual account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total purchase payments to the individual account, or under some contracts, the maximum permitted by FINRA rules.

Early Withdrawal Charge Schedules. You may determine which schedule applies to you by consulting your certificate or the contract (held by the contract holder).

Types of Fees

You may incur the following types of fees under the contract:

•     Transaction Fees:

>   Early Withdrawal Charge;

>   Loan Interest Rate Spread and Loan Initiation Fee;

>   Fund Redemption Fees;

•     Periodic Fees and Charges:

>   Annual Maintenance Fee;

>   Mortality and Expense Risk Charge;

>   Administrative Expense Charge;

•     Fund Fees and Expenses; and

•     Premium and Other Taxes.

Terms to Understand in the Early Withdrawal Charge Schedules:

•     Account Year ‒ a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

•     Contract Year ‒ a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.

Contracts Other Than Texas K-12. This is the early withdrawal charge schedule that applies to contracts other than Texas K-12 contracts. It grades down to zero over a ten-year period, as shown on the next page. Some contracts have schedules that grade down to zero over fewer than ten years.

Each contract will specify whether a schedule is based on one of the following:

•     The number of years since the individual account was established;

•     The number of years since the contract was established; or

•     The number of completed purchase payment periods.

For any contract that specifies an early withdrawal charge schedule based on the number of completed purchase payment periods, we will apply a schedule based on the number of years since the individual account was established. This will result in an early withdrawal charge equal to or less than the charge that would apply under the schedule specified in the contract.

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions) and to single purchase payments (rollovers, exchanges or other one-time contributions).

Account Years or Contract Years	Early Withdrawal Charge
Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 10 or more	5% 4% 3% 2% 0%

PRO.01107-21                                                                    17

Texas K-12 Contracts.* This schedule applies to participants who enroll in Texas K-12 contracts.

Completed Account Years or Contract Years (depending on the contract)	Early Withdrawal Charge

Fewer than 1

1 or more but fewer than 2

2 or more but fewer than 3

3 or more but fewer than 4

4 or more but fewer than 5

5 or more but fewer than 6

6 or more but fewer than 7

7 or more but fewer than 8

8 or more but fewer than 9

9 or more but fewer than 10

10 or more

7.0% 6.5% 6.0% 5.5% 5.0% 4.5% 4.0% 3.5% 3.0% 2.0% 0.0%

Early Withdrawal Charge Waivers Under All Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reductions or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

•     Used to provide income payments during the income phase;

•     Paid because of your death before income payments begin;

•     Paid where your account value is $5,000 or less**, and no part of the account has been taken as a withdrawal, used to provide income payments, or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);

•     Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”); or

•     Taken on or after the tenth anniversary of the effective date of the account.

Early Withdrawal Charge Waivers Under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:

•     Taken under accounts with an early withdrawal charge schedule based on completed account years when you are at least age 59½ and have completed at least nine account years;

•     Taken after you have experienced a severance of employment with your employer*** (under certain contracts, the employer must provide documentation of severance to the Company);

•     Used to purchase a Voya Retirement Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

PRO.01107-21                                                                    18

*      Texas K-12 contracts are voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas who became participants under the contract on or after June 1, 2002. These contracts meet the requirements established by the Teachers Retirement System of Texas in support of Senate Bill 273.

**     Under some contracts this waiver applies to withdrawals paid where your account value is $3,500 or less (or $1,999 for some contracts issued in New York, or when the paid-up annuity benefit is less than $20 monthly). In addition, under some contracts, we will waive this charge as otherwise allowed by the plan for a lump-sum cashout without a participant’s consent.

***   This waiver does not apply if the severance of employment would not have qualified as a separation from service under IRS guidance prior to the enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001.

•     Withdrawn from contracts used with plans under section 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year;*

•     Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder’s plan, subject to various conditions agreed to by the contract holder and the Company in writing;

•     Made because the Company terminated the account under the circumstances described in “Other Topics ‒ Account Termination”;

•     Withdrawn for an exchange or transfer to a Tax Code Section 403(b)(7) custodial account sponsored by the Company;

•     Made for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing;

•     Due to your disability as defined by the Tax Code, if the withdrawal is paid directly to you and certified by your employer; and

•     Due to a transfer of amounts to a defined benefit governmental plan in connection with the purchase of permissive service credits under such defined benefit plan, or the repayment of a lump-sum amount previously withdrawn from such defined benefit plan, in accordance with the terms of the 403(b) plan or 457 plan, the defined benefit plan and applicable IRS guidelines.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

•     The number of participants under the plan;

•     The type and nature of the group to which a contract is issued;

•     The expected level of assets and/or cash flow under the plan;

•     Our agent’s involvement in sales activities;

•     Our sales-related expenses;

•     Distribution provisions under the plan;

•     The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

•     The level of employer involvement in determining eligibility for distributions under the contract;

•     Our assessment of financial risk to the Company relating to withdrawals; and

•     Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees, and this may include having an early withdrawal charge for some individual accounts and reducing or eliminating the early withdrawal charge for certain other individual accounts. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

PRO.01107-21                                                                    19

*   To qualify for this waiver you must be between the ages of 59½ and 70½ and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default.

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, the Fixed Account or the Guaranteed Accumulation Account for contracts that have an early withdrawal charge that were issued in New York on or after March 7, 2000 under contract forms
G-CDA-99(NY) and G-CDA-01(NY).

Completed Account Years or Contract Years (depending on the contract)	Early Withdrawal Charge
Fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	5% 4% 3% 2% 1% 0%

Loan Interest Rate Spread and Loan Initiation Fee

For a discussion of the loan interest rate spread and the loan initiation fee, the fees and costs that may be associated with loans, please see “LOANS – Charges Associated with Loans.”

Fund Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year, during the accumulation phase, we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is deducted annually on a proportional basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, proportional from your account value invested in the subaccounts and fixed interest options. We may also deduct all or a portion of the maintenance fee from a Roth 401(k), Roth 403(b), or Roth 457(b) account. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

PRO.01107-21                                                                    20

Reduction or Elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

•     The size, type and nature of the group to which a contract is issued;

•     Amount of contributions to the contract;

•     The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•     The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

•     The number of eligible participants and the program’s participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase, decrease or be eliminated from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we increase, reduce or eliminate the maintenance fee. We will make any increase, reduction or elimination according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an annual maintenance fee in excess of the maximum amount shown above and in the “FEE TABLE.”

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts during the accumulation phase for Texas K-12 contracts and 1.50% annually for all other contracts. 1.25% annually of your account value invested in the subaccounts during the income phase. See “Income Phase ‒ Charges Deducted.” We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract (held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts, namely:

•     Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits (including any guaranteed death benefits) and other payments we make to owners or beneficiaries of the accounts; and

•     Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

•     The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•     The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

•     The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

•     The frequency, consistency and method of submitting payments and loan repayments;

•     The method and extent of onsite services we provide and the contract holder’s involvement in service such as enrollment and ongoing participant services;

PRO.01107-21                                                                    21

•     The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•     The projected frequency of distributions;

•     The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable;

•     Whether or not a transfer credit was selected by the plan sponsor; and

•     Whether or not the contract includes a guaranteed death benefit.

We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this charge from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This charge helps defray our cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased annually.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “Fee Table – Fund Fees and Expenses” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

PRO.01107-21                                                                    22

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•     A share of the management fee;

•     Service fees;

•     For certain share classes, 12b-1 fees; and

•     Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•     Communicating with customers about their fund holdings;

•     Maintaining customer financial records;

•     Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•     Recordkeeping for customers, including subaccounting services;

•     Answering customer inquiries about account status and purchase and redemption procedures;

•     Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•     Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•     Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

PRO.01107-21                                                                    23

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2020, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

•     American Funds®;

•     Fidelity® Variable Insurance Products Funds;

•     Invesco Funds;

•     Wanger Advisors Trust Funds;

•     Wells Fargo Funds;

•     Amana Mutual Funds;

•     Franklin Templeton Investment Funds;

•     Franklin Templeton Variable Insurance Products Trust Funds;

•     PIMCO Variable Insurance Trust;

•     BlackRock Funds;

•     Invesco Variable Insurance Funds;

•     Lord Abbett Funds;

•     Pax World Funds Series Trust I;

•     American Century Investment® Funds;

•     MetWest Funds;

•     Ivy Funds;

•     Calvert Funds;

•     USAA® Mutual Funds;

•     AMG Funds;

•     Delaware Funds®;

•     Pioneer Variable Contracts Trust Funds;

•     The Alger Funds;

•     Columbia Funds;

•     TCW Galileo Funds;

•     Loomis Sales® Funds;

•     Artisan Partners Funds;

•     Cohen & Steers;

•     Ariel Investment Trust Funds;

•     Ave Maria Mutual Funds;

•     The Hartford Mutual Funds;

•     Lazard Asset Management Funds;

•     Neuberger Berman Equity Funds;

•     Virtus Investment Trust;

•     Janus Henderson Funds; and

•     LCKM Funds.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2020, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds” or “master-feeder” funds. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

PRO.01107-21                                                                    24

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment adviser. Advisory fees will be deducted on a proportional basis from the subaccounts that invest in the funds used in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may be deducted on a proportional basis from all of the funds in which the participant is invested.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•     Account dollars directed to the fixed interest options, including interest earnings to date; less

•     Any deductions from the fixed interest options (e.g., withdrawals, fees); and plus

•     The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value (“AUV”). The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

PRO.01107-21                                                                    25

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•     The net assets of the fund held by the subaccount as of the current valuation; minus

•     The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•     Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•     The total value of the subaccount’s units at the preceding valuation; and minus

•     A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

Step 1: An investor contributes $5,000.

Step 2:

•     He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV); and

•     He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

$5,000 contribution
Step 1 ¯
Voya Retirement Insurance and Annuity Company
Step 2 ¯
Variable Annuity Account C
	Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
Step 3: The separate account then purchases shares of the applicable funds at the then current market value (net asset value or NAV).	¯ Step 3 ¯
	Fund A	Fund B

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “CONTRACT PURCHASE AND PARTICIPATION.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed as of the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed as of the close of the NYSE on the next business day.

PRO.01107-21                                                                    26

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and, under some contracts, the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in APPENDIX I, APPENDIX II, APPENDIX III and APPENDIX IV. Transfers may be requested by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order or if you are participating in the asset rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•     Increased trading and transaction costs;

•     Forced and unplanned portfolio turnover;

•     Lost opportunity costs; and

•     Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•     We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•     Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•     Meets or exceeds our current definition of Excessive Trading, as defined below; or

•     Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

PRO.01107-21                                                                    27

We currently define “Excessive Trading” as:

•     More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•     Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•     Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•     Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•     Purchases and sales of fund shares in the amount of $5,000 or less;

•     Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•     Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

PRO.01107-21                                                                    28

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Asset Rebalancing Program. Our asset rebalancing program may be available in connection with certain contracts. Asset rebalancing allows you to reallocate your account value in the investments and percentages you identify. Account values invested in certain investment options may not be available for rebalancing under this program. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available for your contract, you may elect the asset rebalancing program by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. The Company may change or discontinue the asset rebalancing program at any time.

Asset rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Transfers Between Individual Accounts. We may establish one or more accounts for you. As permitted by your plan and if allowed under the contract, you may transfer assets from one account to another. Any such transfer will be subject to the restrictions, conditions and limits established by your plan or set forth in the contract.

PRO.01107-21                                                                    29

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions (see “Withdrawal Restrictions” in this section), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal.

The contract holder, or you if permitted by the plan, must select the withdrawal amount:

•     Select the Withdrawal Amount:

>    Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, maintenance fee, and redemption fees, plus the amount available for withdrawal from the Fixed Plus Account and/or the Fixed Plus Account II A; or

>    Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees, and by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amounts available from the Fixed Plus Account and Fixed Plus Account II A may be limited.

•     Select Investment Options. Subject to any applicable withdrawal order requirements for contracts that have Fixed Plus Account II A as an investment option, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value unless otherwise specified by you; and

•     Properly complete a disbursement form and submit it to the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.”

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

•     Early Withdrawal Charge. See “Fees – Early Withdrawal Charge.”

•     Maintenance Fee. See “Fees – Annual Maintenance Fee.”

•     Market Value Adjustment. See “Appendix I.”

•     Fund Redemption Fees. See “Fees – Fund Redemption Fees.”

•     Tax Penalty. See “FEDERAL Tax Considerations.”

•     Tax Withholding. See “FEDERAL Tax Considerations.”

•     Taxation. See “FEDERAL TAX CONSIDERATIONS.”

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number referenced under “Contract Overview ‒Questions:  Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus Account and Fixed Plus Account II A, please see the appendices.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

•     As of the next valuation after we receive a request for withdrawal in good order at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company”; or

•     On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

PRO.01107-21                                                                    30

Reinstatement Privilege. Some contracts allow the one-time use of a reinstatement privilege. Within 30 calendar days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. Provided all options are available, we will reinstate in the same investment options and proportions in place at the time of withdrawal. If Fixed Plus Account II A is available under the contract, any amounts withdrawn from the Fixed Account will be reinvested in Fixed Plus Account II A. If any other investment option is closed or otherwise no longer available, amounts to be allocated to any such option will be reinvested in a replacement option as directed by your plan sponsor. If your plan sponsor has not designated a replacement option, unless we receive alternative allocation instructions, amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Special rules apply to reinstatements of amounts withdrawn from the GAA. See “APPENDIX I.” Seek competent advice regarding the tax consequences associated with reinstatement.

Withdrawal Restrictions. Many plans may have limits on withdrawals that may be made from the plan. Some examples of these limits are listed below:

•     Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:

>   Salary reduction contributions made after December 31, 1988; and

>   Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship;

•     403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “FEDERAL Tax Considerations – Distributions – Eligibility – 403(b) and Roth 403(b) Plans”;

•     401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship;

•     The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution;

•     If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met;

•     Participants in the Ball State University Alternate Pension Plan – The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may exchange or transfer employer account values as permitted by the plan, the Tax Code and regulations thereunder without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value exchanged or transferred in a calendar year. This waiver does not apply to an exchange or transfer of the full employer account value; and

•     Participants in the Texas Optional Retirement Program – You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law.

The Tax Code and/or your plan may impose other limitations on withdrawals. See “FEDERAL Tax Considerations – Distributions – Eligibility.

PRO.01107-21                                                                    31

Waivers of Early Withdrawal Charge and Fixed Plus Account II Full and Partial Withdrawal Provisions. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account II full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, please write or call the Service Center at the address or telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Systematic distribution options currently available under the contract include the following:

•     Systematic Withdrawal Option (“SWO”). SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan); and

Features of a Systematic Distributions Option

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

•     Estate Conservation Option (“ECO”)/Recurring RMD Payment (“RRP”). This option also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under this option, the Company calculates the minimum distribution amount required by law (generally at age 72 (age 70½ if born before July 1, 1949) or retirement, if later) and pays you that amount once a year. For certain contracts issued in the State of New York, no market value adjustment is imposed on ECO/RRP withdrawals from the Guaranteed Accumulation Account.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Availability of Systematic Distribution Options. If not required under the plan, the Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. The plan sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers) you may revoke it at any time through a written request to the address referenced under “Contract Overview – Questions:  Contacting the Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL Tax Considerations.”

PRO.01107-21                                                                    32

LOANS

Availability. If allowed by the contract and the plan and subject to the terms and conditions imposed by the plan and the plan’s loan agreement, participants may initiate a loan during the accumulation phase from their individual account value allocated to certain subaccounts and fixed interest options. Loans are not available from a Roth 401(k) or a Roth 403(b) or, unless specifically permitted by the terms of your plan and supported by your plan’s administrator and recordkeeper, from a Roth 457(b) contract or account (“loanable”). However, under some contracts, participant Roth 401(k), Roth 403(b) or Roth 457(b) accounts may be included in the calculation of the amount available for a loan (“lienable”), but will not be loanable. Accordingly the amount available for a full or partial withdrawal from a participant Roth account will not be reduced by any outstanding loan balance. Furthermore, in the event of a loan default, no amount of the outstanding loan balance will be deducted from a participant Roth account. Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices or those administrative practices of a third party administrator selected by your plan sponsor. We reserve the right to deny a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing a loan request form and submitting it to us at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company.” Read the terms of the loan agreement before submitting any request.

Charges Associated with Loans. If you are eligible and take a loan from your individual account value, you may be subject to one of the following two charges:

•     Loan Interest. Interest may be charged and credited on loan amounts. The difference between the rate charged and the rate credited on loans under your contract is called the loan interest rate spread. The loan interest rate spread for most contracts is currently 2.5%. For example, if the current interest rate charged on a loan is 6.0% and the loan interest rate spread is 2.5%, the amount of interest credited is 3.5%. The loan interest rate spread is retained by the Company. We reserve the right to apply a loan interest rate spread of between 0.0% and up to 3.0%; or

•     Loan Initiation Fee. Loans that have a 0.0% loan interest rate spread may be subject to a loan initiation fee instead. This fee will not exceed $100 per loan. The loan initiation fee will be deducted from the vested individual account value during the first month of the loan period. We reserve the right to change the fees charged for loan initiation, but not to exceed $100.

For information about whether the loan interest rate spread or the loan initiation fee is applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

Repayment and Default on Loans. Loans may be repaid as described in the loan agreement, including paid in full at any time. If we do not receive a loan repayment when due, the entire outstanding loan balance will be considered in default.

To the extent that a loan remains in default and is not repaid in a timely manner as prescribed by Tax Code section 72(p) and applicable regulations, the entire outstanding balance, including accrued interest will be reported as a taxable distribution on IRS Form 1099. The distribution may also be subject to tax penalties under Tax Code section 72(t). To the extent a loan which has been reported as a distribution remains unpaid, it will continue to count against your future loan availability. The loan interest spread, if applicable, will continue to accrue until the loan is offset or you have a distributable event. Additionally, certain other tax rules apply to distributions from the contract. See “FEDERAL Tax Considerations ‒ Distributions ‒ General” for additional information.

Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed interest options and you may lose the benefit of tax-deferred growth on earnings. You should consult with a tax and/or legal adviser to determine if requesting a loan is in your best interests.

PRO.01107-21                                                                    33

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary):

•     Under contracts issued in connection with most types of plans except most voluntary 403(b) and Roth 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary); and

•     Under most group contracts issued in connection with voluntary 403(b) and Roth 403(b) plans and under individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

During the Accumulation Phase

Payment Process. To request payment of the death benefit following your death:

•     The contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order;

•     The payment request should include selection of a benefit payment option; and

•     Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company,” we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

•     Lump-sum payment;

•     Payment under an available income phase payment option (see “Income Phase – Income Phase Payment Options”); and

•     Payment under an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•     Leaving the account value invested in the contract; and

•     Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See “Income Phase – Income Phase Payment Options.”

Payment of Death Benefit or Proceeds. Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

PRO.01107-21                                                                    34

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Death Benefit Options. The various death benefit options that may be made available by the Company under the contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

Account Value Death Benefit. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. For some contracts issued in New York, payments due to your death will include the market value adjustment only if it is positive regardless of whether the death benefit is paid within six months following death. We describe the market value adjustment in APPENDIX I and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Return of Purchase Payment Death Benefit. Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

•     Your account value on the day that notice of death and request for payment are received in good order at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•     The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase payment option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation Account.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain contracts, the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group contract. See “Fees – Mortality and Expense Risk Charge.”

PRO.01107-21                                                                    35

Calculating the Value of the Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation date (the date of the next close of the NYSE) following our receipt of proof of death and a payment request in good order at the address referenced under “Contract Overview – Questions:  Contacting the Company,” where:

(a) is the adjusted purchase payment total, which is the sum of all net purchase payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments,” below); and

(b) is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment, as applicable. See “Appendix I” and the Guaranteed Accumulation Account prospectus for further information regarding the Market Value Adjustment.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account proportionally across your current investment allocations as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address referenced under “Contract Overview – Questions:  Contacting the Company.”

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the valuation date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive market value adjustment, as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address referenced under “Contract Overview – Questions:  Contacting the Company.”

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, plus or minus any applicable market value adjustment, as of the next valuation following our receipt of the distribution request in good order at the address referenced under “Contract Overview – Questions:  Contacting the Company.” The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted purchase payment total above is initially equal to the first purchase payment. The adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and

B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

PRO.01107-21                                                                    36

INCOME PHASE

During the income phase, you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

•     Start date;

•     Income phase payment option (see the income phase payment options table in this section);

•     Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•     Choice of fixed or variable payments;

•     Selection of an assumed net investment rate (only if variable payments are elected); and

•     Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

We may have used the following terms in prior prospectuses:

•     Annuity Phase-Income Phase;

•     Annuity Option-Income Phase Payment Option;

•     Annuity Payment-Income Phase Payment; and

•     Annuitization-Initiating Income Phase Payments.

Also, income phase payments are sometimes referred to as “annuity payments.”

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The subaccounts available for investment during the income phase may be different than those available for investment during the accumulation phase. For information about the subaccounts available during the income phase, please contact Customer Service. The contracts may restrict how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account and the Fixed Plus Account II A may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

PRO.01107-21                                                                    37

If you select a 3.5% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See “Contract Overview – Questions:  Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payment options and is applicable to all variable income phase payment options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of up to 0.25% annually from amounts held in the subaccounts.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following “Income Phase Payment Options” tables. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.” If the death benefit is not taken in a lump sum, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Required Distributions Upon Death” for the distribution rules imposed by the Tax Code.

Payment of Death Benefit or Proceeds. Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account (described in “The Retained Asset Account”) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL Tax Considerations.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. The Tax Code and/or some contracts may restrict the options and the terms available to you and/or your beneficiary. See “FEDERAL Tax Considerations.” Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the tables:

•     Annuitant: The person(s) on whose life expectancy the income phase payments are calculated; and

•     Beneficiary: The person designated to receive the death benefit payable under the contract.

PRO.01107-21                                                                    38

Lifetime Income Phase Payment Options
Life Income

Length of Payments:  For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date. Death Benefit-None:  All payments end upon the annuitant’s death.

Life Income ‒ Guaranteed Payments*

Length of Payments:  For as long as the annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Death Benefit-Payment to the Beneficiary:  If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income ‒ Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

•     When you select this option, you choose for 100%, 66⅔% or 50% of the payment to continue to the surviving annuitant after the first death; or

•     100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit-None: All payments end after the death of both annuitants.

Life Income ‒ Two Lives ‒ Guaranteed Payments*

Length of Payments:  For as long as either annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit ‒ Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income ‒ Cash Refund Option (limited availability fixed payment only)

Length of Payments:  For as long as the annuitant lives.

Continuing Payment:  100% of the payment to continue after the first death.

Death Benefit-Payment to the Beneficiary:  When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options*
Nonlifetime - Guaranteed Payments**

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the Fixed Plus Account and the Fixed Plus Account II A during the accumulation phase, the payment must be on a fixed basis and must be for at least five years. In certain cases, a lump-sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees – Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.”

PRO.01107-21                                                                    39

*   Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

** For contracts issued to the University of Illinois, the nonlifetime option is available only with fixed income phase payments.

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•     Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contract;

•     Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•     This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

In this Section:

•     Introduction;

•     Taxation of Qualified Contracts;

•     Possible Changes in Taxation; and

•     Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) that apply to your tax concerns.

•     We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•     No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (qualified contracts). Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a), 401(k), 403(a), 403(b), or 457 of the Tax Code. Qualified contracts may also be offered in connection with qualified governmental excess benefit plans under Tax Code Section 415(m), deferred compensation plans under Tax Code Section 457(f), and bona fide severance pay plans under Tax Code Section 457(e). Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

Roth Accounts. Tax Code Section 402A allows employees of employers offering 401(k) plans, employees of public schools and certain Tax Code Section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

PRO.01107-21                                                                    40

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•     401(a), 401(k), Roth 401(k) and 403(a) Plans. Sections 401(a), 401(k) and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k) account which provides for tax-free distributions, subject to certain restrictions;

•     403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations and public schools to contribute after-tax salary contributions to a Roth 403(b) account, which provides for tax-free distributions, subject to certain restrictions; and

•     457 and Roth 457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account. The Tax Code also allows employees of governmental 457(b) Plan employers to contribute after-tax salary contributions to a Roth 457(b) account, which provides for tax-free distributions, subject to certain restrictions.

The Company may offer or have offered the contract for use with certain other types of qualified plans. Please see your contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in “INVESTMENT OPTIONS – Risks of Investing in the Funds – Public Funds.” In order to qualify for favorable tax treatment under Tax Code Section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code Section 403(b), notwithstanding that contract purchase payments are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid by the contract holder’s employer into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 was issued before 403(b) plans could offer a Roth contribution feature. However, we believe that this analysis should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code Section 403(b). You should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

PRO.01107-21                                                                    41

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers and 457(f) plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. In addition, benefits under a 457(f) plan are generally taxable to an employee in the first year in which there is no “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that the individual’s right to receive deferred compensation is dependent upon the performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract, the specific terms and conditions of the qualified contract, and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•     Contributions in excess of specified limits;

•     Distributions before age 59½ (subject to certain exceptions);

•     Distributions that do not conform to specified commencement and minimum distribution rules; and

•     Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract holders, sponsoring employers, participants, annuitants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

PRO.01107-21                                                                    42

401(a), 401(k), Roth 401(k), 403(a), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $58,000 (as indexed for 2021). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b) or Roth 403(b) plan to generally no more than $19,500 (as indexed for 2021). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $19,500 (as indexed for 2021). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), governmental 457(b) or governmental Roth 457(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•     $6,500; or

•     The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the Age 50 Catch-ups. Specifically, a participant may elect to defer the lesser of:  (a) twice the deferral limit ($39,000); or (b) basic annual limit plus the amount of the basic annual limit not used in prior taxable years (disregarding any deferrals under the Age 50 Catch-up). If a participant is eligible for the Special 457 Catch-up and the Age 50 Catch-up, the participant can make deferrals up to the greater catch-up limit, but may not make deferrals in excess of the greater catch-up limit. For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

457(f) Plans and Non-Section 457 Deferred Compensation Plans. 457(f) plans and Non-Section 457 plans have no contribution limits, unless the plan document imposes a limit.

Distributions – General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

401(a), 401(k), 403(a), 403(b) and Governmental 457(b) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:

•     The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;

•     You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or

•     The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

PRO.01107-21                                                                    43

A distribution is an eligible rollover distribution unless it is:

•     Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;

•     A required minimum distribution under Tax Code Section 401(a)(9);

•     A hardship withdrawal; or

•     Otherwise not recognized under applicable regulations as eligible for rollover.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth 403(b) plan (collectively, qualified plans), and taxable amounts from a governmental 457(b) or Roth 457(b) plan that are attributable to amounts transferred from a qualified plan or IRA.

Exceptions to the 10% additional tax may apply if:

•     You have attained age 59½;

•     You have become disabled, as defined in the Tax Code;

•     You have died and the distribution is to your beneficiary;

•     The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•     The distribution is paid directly to the government in accordance with an IRS levy;

•     The distribution is a qualified reservist distribution as defined under the Tax Code;

•     The distribution is a qualified birth or adoption distribution;

•     The distribution is eligible for penalty relief extended to victims of certain natural disasters;

•     You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);

•     You have separated from service with the plan sponsor at or after age 55;

•     You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;

•     You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•     The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth 401(k), Roth 403(b) and Roth 457(b). A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) and Roth 457(b) account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k), Roth 403(b) and Roth 457(b) account is defined as a distribution that meets the following two requirements:

•     The distribution occurs after the five-year taxable period measured from the earlier of:

>    The first taxable year you, as applicable, made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>    If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>    The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•     The distribution occurs after you attain age 59½, die with payment being made to your beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

PRO.01107-21                                                                    44

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated beneficiary.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code Section 457(f), or required to be includible under Tax Code Section 409A. If the requirements of Tax Code Section 409A are not met, affected participants covered by the plan will be subject to:

•     Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture);

•     Interest at the underpayment rate plus one percent on the underpayments; and

•     An additional penalty tax equal to 20% of the amount included in income.

Non-Section 457 Deferred Compensation Plans. We define a non-Section 457 deferred compensation plan to be either a deferred plan of a tax-exempt employer that is “grandfathered” and not subject to Section 457 rules, or a deferred compensation plan of a for-profit employer that is not subject to Section 457 rules. Compensation deferred under non-Section 457 deferred compensation plan is generally includible in income in the first year in which it is:

•     Paid or otherwise made available to you or your designated beneficiary; or

•     Required to be includible under Tax Code Section 409A.

If the requirements of Tax Code Section 409A are not met, affected participants covered by the plan will be subject to:

•     Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),

•     Interest at the underpayment rate plus one percent on the underpayments, and

•     An additional penalty tax equal to 20% of the amount included in income.

Distributions – Eligibility

Distributions from qualified plans (as described in this prospectus) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions generally may occur upon:

•     Retirement;

•     Death;

•     Disability;

•     Severance from employment;

•     Attainment of normal retirement age;

•     Attainment of age 59½; or

•     Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, generally may occur only upon:

•     Retirement;

•     Death;

•     Attainment of age 59½;

•     Severance from employment;

•     Disability;

•     The birth or adoption of a child;

PRO.01107-21                                                                    45

•     Financial hardship (for 2018 and earlier, contributions only, not earnings); or

•     Termination of the plan; or

•     Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Subject to the terms of your 403(b) or Roth 403(b) plan, distribution of certain salary reduction contributions and earnings generally may occur only upon:

•     Retirement;

•     Death;

•     Attainment of age 59½;

•     Severance from employment;

•     Disability;

•     The birth or adoption of a child;

•     Financial hardship (contributions only, not earnings);

•     Termination of the plan; or

•     Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Before we process a withdrawal request we generally are required to confirm with your 403(b) plan sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

457(b) and Roth 457(b) Plans. Under 457(b) and Roth 457(b) plans, distributions may generally not be made available to you earlier than:

•     The calendar year you attain age 59½;

•     When you experience a severance from employment; or

•     When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

457(f) Plans. Some Tax Code Section 457(f) plans must meet the requirements of Tax Code Section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on against accelerating payments from such plans. Tax Code Section 409A also allows distributions only upon the occurrence of the following specified events:

•     Separation from service;

•     Disability;

•     Death;

•     Payment at a specified time (or under a fixed schedule) determined at the date that the deferral is made;

•     Change in control or ownership of the sponsoring employer; or

•     Unforeseeable emergency.

For more information, please consult your own tax and/or legal adviser.

PRO.01107-21                                                                    46

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•     The start date for distributions;

•     The time period in which all amounts in your contract(s) must be distributed; and

•     Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•     Under 401(a), 401(k), 403(a), 403(b) and Roth 403(b) plans that are not governmental or church plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949); or

•     Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. You must receive distributions from the contract over a period not extending beyond one of the following time periods:

•     Over your life or the joint lives of you and your designated beneficiary; or

•     Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

Upon your death, any remaining interest in a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b), or Roth 457(b) plan must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your contract will be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

PRO.01107-21                                                                    47

Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

The New Law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated beneficiary is an eligible designated beneficiary (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated beneficiary’s death. Hence, this ten-year rule generally will apply to a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

PRO.01107-21                                                                    48

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), Governmental 457(b) and Governmental Roth 457(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers and 457(f) Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Death benefit proceeds are not subject to income tax withholding.

Non-Resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

In-Plan Roth Rollovers

Tax Code Section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) – and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions – Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

PRO.01107-21                                                                    49

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Your beneficial interest in the contract may not be assigned or transferred to persons other than:

•     A plan participant as a means to provide benefit payments;

•     An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•     The Company as collateral for a loan; or

•     The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the contract. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

PRO.01107-21                                                                    50

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the separate account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against a separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including separate account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the separate account because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include Company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 7%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 3.5% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to 0.50%.

PRO.01107-21                                                                    51

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain purchase payments received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total purchase payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•     Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•     Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•     Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•     Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•     Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

PRO.01107-21                                                                    52

•     Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2020, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

•     Lincoln Investment Planning, Inc.;

•     Regulus Advisors, LLC;

•     LPL Financial LLC;

•     Morgan Stanley Smith Barney LLC;

•     Voya Financial Advisors, Inc.;

•     Kestra Investment Services, LLC;

•     Royal Alliance Associates, Inc.;

•     Pensionmark Securities, LLC;

•     American Portfolios Financial Services, Inc.;

•     Securities America, Inc.;

•     Northwestern Mutual Investment Services, Inc.;

•     Lincoln Financial Advisors Corporation;

•     Cetera Advisors LLC;

•  Ameriprise Financial Services, Inc.;

•  Woodbury Financial Services, Inc.;

•  Cetera Advisor Networks LLC;

•  MMA Securities LLC;

•  PlanMember Securities Corporation;

•  Cadaret, Grant & Co., Inc.;

•  IMA Wealth, Inc.;

•  First Allied Securities, Inc.;

•  NYLIFE Securities LLC;

•  SagePoint Financial, Inc.;

•  Hornor, Townsend & Kent, LLC; and

•  Lockton Investment Securities, LLC.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

The Agreement between the Oregon Education Association (the “OEA”) and the Company

The Company and the OEA have entered into an agreement in which the OEA agrees to endorse, and facilitate OEA members’ access to, the Company’s variable annuity (the “Agreement”).

Pursuant to the Agreement, the Company agrees:

•     To reimburse the OEA up to $4,000 per year for the expenses of an outside consultant hired by the OEA to review and monitor the competitiveness and performance of the Company’s variable annuity;

•     To develop and provide custom marketing materials and seminars, in addition to the normal and customary expenditures associated with the distribution and marketing of its products and services, to support OEA member education;

•     To develop a statewide program to educate the OEA’s membership about the Oregon PERS program by utilizing its established network of representatives across the State. While one goal of the registered representative’s efforts to educate the OEA’s membership about the Oregon PERS program is financial education, it is expected that the efforts of these representatives would result, indirectly, in additional enrollment in the Company’s variable annuity; and

•     To pay for the costs of meeting rooms and appropriate refreshments for financial seminars and other presentations that the Company conducts.

PRO.01107-21                                                                    53

The Company may also from time to time contribute to the costs incurred by the OEA in sponsoring certain union and OEA Board member functions that Company personnel are permitted to attend, although the Agreement between the OEA and the Company does not obligate the Company to make any such payments. The Company’s payments for such functions have typically not exceeded $20,000 in recent years.

Third Party Compensation Arrangements. Please be aware that:

•     The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•     The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•     At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards. For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

PRO.01107-21                                                                    54

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company” or by calling 1-800-584-6001.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

Contract Modification

We may change the contract as required by federal or state law. In addition, unless we are otherwise restricted under the terms of the contract, we may generally, upon 30 days’ written notice to the contract holder, (some contracts may require a longer notice period), make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the Roth 401(k), Roth 403(b) or Roth 457(b) accounts) as a designated Roth 403(b), Roth 401(k) or Roth 457(b) annuity contract (or account) under the Tax Code, regulations, IRS rulings and requirements.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

PRO.01107-21                                                                    55

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•     Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•     Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•     On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;

•     When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; and

•     During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

PRO.01107-21                                                                    56

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts, and $1,999 for some contracts issued in New York), if this value is not due to negative investment performance, and if no purchase payments have been received within the previous 12 months (36 months under some contracts issued in New York). Certain contracts issued in New York also require that the calculation for a paid up annuity benefit amount to a payment of less than $20 per month. In addition, for some contracts issued in New York, we may terminate an individual account solely if the paid up annuity benefit is less than $20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	2
• Income Phase Payments	3
• Performance Reporting	4
• Sales Material and Advertising	4
• Experts	5
• Financial Statements of the Separate Account	1
• Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number referenced under “Contract Overview ‒ Questions:  Contacting the Company.”

PRO.01107-21                                                                    57

APPENDIX I GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account and does not include elements of the Guaranteed Accumulation Account that do not apply to the contracts offered through this prospectus. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number referenced under “Contract Overview – Questions:  Contacting the Company.” The Guaranteed Accumulation Account may not be available in all contracts or states, and if permitted under the contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

•     The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

•     The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

•     Market Value Adjustment (“MVA”) as described in this appendix and in the Guaranteed Accumulation Account prospectus;

•     Tax Penalties and/or Tax withholding – See “FEDERAL Tax Considerations”;

•     Early Withdrawal Charge – See “Fees”; and/or

•     Maintenance Fee – See “Fees.”

PRO.01107-21                                                                    58

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment. If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:

•     If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; or

•     If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

See your Guaranteed Accumulation Account prospectus for further details.

Under some contracts issued in New York, if you have elected ECO/RRP as described in “Systematic Distribution Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your sales representative or us at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company” to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•     Short-term – three years or less; and

•     Long-term – ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder, or you if permitted, may:

•     Transfer dollars to a new guaranteed term, if available;

•     Transfer dollars to other available investment options; or

•     Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

PRO.01107-21                                                                    59

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes that were withheld may also not be refunded, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC website at www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-239315.

PRO.01107-21                                                                    60

APPENDIX II FIXED ACCOUNT

The Fixed Account is an investment option that may be available during the accumulation phase under some contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the State of New York under some contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate applicable to your account as specified in the contract. The guaranteed minimum interest rate may vary by participant based on the date the participant established an account under the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

•     The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and

•     The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees – Early Withdrawal Charge.”

PRO.01107-21                                                                    61

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either: (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available to new investments under the contract) or the Fixed Plus Account II A.

By notifying us at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company” at least 30 days before income phase payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Loans. If available under your plan, loans may be made from account values held in the Fixed Account.

PRO.01107-21                                                                    62

APPENDIX III FIXED PLUS ACCOUNT

The Fixed Plus Account (under some contracts this fixed interest option may be referred to as the Fixed Plus Account II) is an investment option that may be available during the accumulation phase under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the State of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the 10th year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each 12 month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address referenced under “Contract Overview – Questions:  Contacting the Company” or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

PRO.01107-21                                                                    63

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder and the following requirements are satisfied:

•     The hardship is certified (required under most contracts);

•     The partial withdrawal is taken proportionally from each investment option in which your account invests;

•     The amount is paid directly to you; and

•     The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:

•     The employer certifies you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);

•     The amount withdrawn is paid directly to you; and

•     The amount paid for all partial and full withdrawals due to severance from employment during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Under some contracts, the percentage limit may be waived for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:

•     One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

•     One-fourth of the remaining Fixed Plus Account value 12 months later;

•     One-third of the remaining Fixed Plus Account value 12 months later;

•     One-half of the remaining Fixed Plus Account value 12 months later; and

•     The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account.

PRO.01107-21                                                                    64

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

•     To the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);

•     Your death during the accumulation phase (some contracts require that we be notified of your death, or that the withdrawal be taken within six months of the death); and/or

•     When the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the State of New York or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:

•     Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:

>    The hardship is certified by the employer;

>    The amount is paid directly to you; and

>    The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New York);

•     For any in-service distributions permitted by the plan and the following conditions are met:

>    The distribution has been certified by the employer;

>    The amount distributed is paid directly to you; and

>    The amount paid for all such withdrawals during the previous 12 months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New York);

•     Due to your separation from service with the employer, provided that all the following apply:*

>    The employer certifies that you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);

>    The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and

>    Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period;

•     If you are at least age 59½ and, if applicable, have completed nine payment periods;

•     If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts); or

•     For certain contracts issued in the State of New York, due to your disability as described in the Tax Code if all of the following conditions are met:

>    The disability is certified by the employer or otherwise documented in a form acceptable to us; and

>    The amount is paid directly to you.

PRO.01107-21                                                                    65

*   Instead of the provisions under the 3rd bullet above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

•   The employer certifies that you have separated from service;

•   We receive the withdrawal request within 60 days of the date of separation; and

•   You pay a 3% charge based on the entire Fixed Plus Account value.

    If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “Contract Purchase and Participation – Transfer Credits.” The transfer credit is a specified percentage of the assets or other specified amount that is transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company. We apply the transfer credit to the current value held in the Fixed Plus Account.

PRO.01107-21                                                                    66

APPENDIX IV FIXED PLUS ACCOUNT II A

The Fixed Plus Account II A is an investment option that may be available during the accumulation phase, if selected by the contract holder. If the Fixed Plus Account II A is available to you, the Fixed Account and Fixed Plus Account investment options (hereinafter referred to as “closed fixed accounts”) are closed to new contributions, allocations and transfers, and all contributions, allocations and transfers directed to any of these closed fixed account investment options will automatically be contributed, allocated or transferred to the Fixed Plus Account II A. This option may not be available in all states, through certain contracts, or in certain plans.

Amounts allocated to the Fixed Plus Account II A are held in the Company’s general account which supports our insurance and annuity obligations.

Additional information about this option may be found in an endorsement to the contract.

General Disclosure. Interests in the Fixed Plus Account II A have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II A may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account II A has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investments in or transfers to the Fixed Plus Account II A. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II A transfer or withdrawal in the prior 12-month period. Under certain emergency conditions and subject to conditions under state and/or federal law, if applicable, we may defer payment of a withdrawal from the Fixed Plus Account II A for a period of up to six months.

Interest Rates. The Fixed Plus Account II A guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II A will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II A will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit, if applicable, has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II A value as a partial withdrawal in each rolling 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option. We reserve the right to impose new or different restrictions and limits applicable to partial withdrawals.

PRO.01107-21                                                                    67

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (contracts with the Fixed Plus Account II A option require that the income phase payment option be a lifetime annuity option or a nonlifetime option on a fixed basis). We also waive the 20% limit for withdrawals due to your death. The waiver upon death may only be exercised once and must occur within six months after your date of death.

For certain plans and subject to certain conditions we may allow other waivers of the 20% limit on partial withdrawals including, but not limited to, partial withdrawals:

•     Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>    Separation from service is documented in a form acceptable to us;

>    The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>    The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•     As defined in the Tax Code and subject to certain conditions and limits, due to your:

>    Financial hardship;

>    Unforeseeable emergency;

>    In-service distribution permitted by the plan;

>    Disability certified by your employer, if applicable, and paid directly to you;

•     Due to a loan taken in accordance with the terms of the plan; and

•     When the amount in the Fixed Plus Account II A is less than or equal to $2,000.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the 20% limit or any other restriction or limit on partial withdrawals in certain circumstances on a basis that is not unfairly discriminatory.

Unless we agree otherwise, any request for a partial withdrawal that will be taken from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted, then from the Fixed Plus Account II A.

Requests for Full Withdrawals. If the contract holder or you, as applicable, as allowed by the plan and permitted under the contract, request a full withdrawal of your account value or, the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II A with interest, in five annual payments equal to:

•     One-fifth of the individual Fixed Plus Account II A value, or the value of all individual accounts, as applicable, in the Fixed Plus Account II A on the day the request is received, reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•     One-fourth of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•     One-third of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you, made during the prior 12 months;

•     One-half of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months; and

•     The balance of the Fixed Plus Account II A value 12 months later.

We reserve the right to impose new or different restrictions and limits applicable to full withdrawals on a basis that is not unfairly discriminatory.

No early withdrawal charge applies to amounts withdrawn from the Fixed Plus Account II A.

PRO.01107-21                                                                    68

The contract holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II A at any time.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account II A. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account II A installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II A.

Waiver of Full Withdrawal Provisions. For certain plans and subject to certain conditions we may waive the Fixed Plus Account II A five-installment payout for full withdrawals made due to one or more of the following:

•     Due to your death during the accumulation phase if the amount is paid within six months of your death;

•     Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;

•     When the Fixed Plus Account II A value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months. However, we reserve the right to lower the waived amount to as low as $2,000;

•     Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>    Separation from service is documented in a form acceptable to us;

>    The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>    The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•     As defined in the Tax Code and subject to certain conditions and limits, due to your:

>    Financial hardship;

>    Unforeseeable emergency;

>    In-service distribution permitted by the plan; or

>    Disability certified by your employer, if applicable, and paid directly to you; and

•     Due to a loan taken in accordance with the terms of the plan.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the five installment payout or any other restriction or limit on full withdrawals in certain circumstances.

Unless we agree otherwise, any request for a full withdrawal from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

Charges. We do not make deductions from amounts in the Fixed Plus Account II A to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers from the Fixed Plus Account II A. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II A in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order. We will reduce amounts allowed for transfer by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II A is $5,000. However, we reserve the right to lower the waived amount to as low as $2,000.

PRO.01107-21                                                                    69

If you transfer 20% of your account value held in the Fixed Plus Account II A in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided that no additional amounts are allocated to the Fixed Plus Account II A during the five year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II A value under any systematic distribution option.

Unless we agree otherwise, any request for a transfer from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

We reserve the right to impose new or different restrictions and limits applicable to transfers from the Fixed Plus Account II A and to waive any restriction or limit on transfers on a basis that is not unfairly discriminatory.

Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II A. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II A values are used for a loan.

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “Interest Rates” above.

Reinstatement. To the extent permitted under the contract, amounts that would have been reinstated to the closed fixed accounts, as applicable, may instead be reinstated to the Fixed Plus Account II A.

PRO.01107-21                                                                    70

APPENDIX V PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT

For Plans Under Section 403(b), 401 or 403(a) of the Tax Code, including Roth 403(b) and Roth 401(k) (Except Most Voluntary Section 403(b) Plans)*

The employer has adopted a plan under Tax Code Sections 403(b), Roth 403(b), 401(a), 401(k), Roth 401(k) or 403(a) (“Plan”) and has purchased an Voya Retirement Insurance and Annuity Company (the “Company”) group variable annuity contract (“contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an employee account, and by the employer to an employer account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the contract holder, as the participant’s agent for the purposes of all transactions under the contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

•     The participant owns the value of his/her employee account subject to the restrictions of Tax Code Sections 403(b), 401(a), 401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Tax Code Section 403(b), 401(a), 401(k) or 403(a), the participant has ownership in the value of his/her employer account.

•     The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company.

•     The employer may permit the participant to make investment selections under the employee account and/or the employer account directly with the Company under the terms of the contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the contract.

•     On behalf of the participant, the employer may request a loan in accordance with the terms of the contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

•     In the event of the participant’s death, the employer is the named beneficiary under the terms of the contract. The participant has the right to name a personal beneficiary as determined under the terms of the Plan and file that beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

PRO.01107-21                                                                    71

*   Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations – Distributions – Eligibility – 403(b) and Roth 403(b) Plans.” See the contract or your certificate (if applicable) to determine who holds rights under the contract.

APPENDIX VI FUND DESCRIPTIONS

Certain funds offered under the contracts have limited availability as follows:

•     American Century Investments® Disciplined Core Value Fund is only available to plans offering the fund prior to May 1, 2002.

•     Institutional Class shares of the ColumbiaSM Acorn® Fund and Columbia Select Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.

•     Columbia Large Cap Value Fund is only available to plans offering the fund prior to January 1, 2011 or that have approved the fund as an investment prior to that date and have invested in the fund by March 31, 2011.

•     Fidelity® VIP Overseas Portfolio is only available to plans offering the fund prior to May 1, 2004.

•     Janus Henderson Balanced Portfolio, Janus Henderson Flexible Bond Portfolio, Janus Henderson Global Research Portfolio, Janus Henderson Research Portfolio, Invesco V.I. Global Fund and Invesco V.I. Global Strategic Income Fund are only available to a limited number of participants, who did not participate in the fund substitution during April, 2005.

•     Janus Henderson Enterprise Portfolio is closed to new retirement plans. Existing retirement plans and individual investors that purchase through non-retirement plan products can still invest new money into the fund.

•     The following funds are not available to all plans:  Virtus NFJ Large-Cap Value Fund, Fidelity® VIP Mid Cap Portfolio, LKCM Aquinas Catholic Equity Fund, The Hartford Capital Appreciation Fund and The Hartford Dividend and Growth Fund. Availability is subject to Company and/or plan sponsor approval.

•     Invesco Developing Markets Fund is only available to plans offering the fund prior to April 12, 2013.

•     VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the fund prior to the close of business on February 7, 2014.

•     The Neuberger Berman Sustainable Equity fund and The Hartford International Opportunities Fund are closed to new retirement plans.

•     The following funds are available under your variable annuity contract:  Voya Index Solution 2030 Portfolio, Voya Index Solution 2040 Portfolio, Voya Index Solution 2050 Portfolio, Voya Index Solution 2060 Portfolio, Voya Solution 2030 Portfolio, Voya Solution 2040 Portfolio, Voya Solution 2050 Portfolio and Voya Solution 2060 Portfolio. If the funds are not added to your plan by September 1, 2021, the fund will automatically be made available to your plan on or about November 12, 2021.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge at the address and telephone number referenced under “Contract Overview – Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

PRO.01107-21                                                                    72

For the share class of each fund offered through your contract, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
AMG River Road Mid Cap Value Fund Investment Adviser: AMG Funds LLC Subadviser: River Road Asset Management, LLC	Seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
Alger Responsible Investing Fund Investment Adviser: Fred Alger Management, LLC	Seeks long-term capital appreciation.
Amana Growth Fund Investment Adviser: Saturna Capital Corporation	Seeks long-term capital growth, consistent with Islamic principles.
Amana Income Fund Investment Adviser: Saturna Capital Corporation	Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.
American Century Investments® Disciplined Core Value Fund Investment Adviser: American Century Investment Management, Inc.	Seeks long-term capital growth by investing in common stocks. Income is a secondary objective.
American Century Investments® Inflation-Adjusted Bond Fund Investment Adviser: American Century Investment Management, Inc.	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
American Funds® – Capital Income Builder® Investment Adviser: Capital Research and Management CompanySM

Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

American Funds® – EuroPacific Growth Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® – Fundamental Investors® Investment Adviser: Capital Research and Management CompanySM	Seeks to achieve long-term growth of capital and income.

PRO.01107-21                                                                    73

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds® – New Perspective Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital. However, future income will remain a consideration in the management of the fund.
American Funds® – SMALLCAP World Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® – The Bond Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds® – The Growth Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide growth of capital.
American Funds® – Washington Mutual Investors FundSM Investment Adviser: Capital Research and Management CompanySM	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Ariel Fund Investment Adviser: Ariel Investments, LLC	Seeks long-term capital appreciation.
Artisan International Fund Investment Adviser: Artisan Partners Limited Partnership	Seeks maximum long-term capital growth.
Ave Maria Rising Dividend Fund Investment Adviser: Schwartz Investment Counsel, Inc.	Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
BlackRock Health Sciences Opportunities Portfolio Investment Adviser: BlackRock Advisors, LLC	Seeks long-term growth of capital.
BlackRock Mid Cap Dividend Fund Investment Adviser: BlackRock Advisors, LLC	Seeks capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.

PRO.01107-21                                                                    74

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Research and Management	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Cohen & Steers Realty Shares, Inc. Investment Adviser: Cohen & Steers Capital Management, Inc.	The investment objective of the fund is total return through investment in real estate securities.
Cohen & Steers Real Estate Securities Fund, Inc. Investment Adviser: Cohen & Steers Capital Management, Inc.	The investment objective of the fund is total return through investment in real estate securities.
Columbia Acorn® Fund Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Columbia Large Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Columbia Select Mid Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks long-term capital appreciation.
Delaware Small Cap Value Fund Investment Adviser: Delaware Management Company	Seeks capital appreciation.

Fidelity® VIP ContrafundSM Portfolio

       Investment Adviser:  Fidelity Management & Research Company LLC (“FMR”)

Subadvisers:  FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited

Seeks long-term capital appreciation.

Fidelity® VIP Equity-Income PortfolioSM

       Investment Adviser:  Fidelity Management & Research Company LLC (“FMR”)

Subadvisers:  FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

PRO.01107-21                                                                    75

Fund Name Investment Adviser/Subadviser	Investment Objective(s)

Fidelity® VIP Growth Portfolio

       Investment Adviser:  Fidelity Management & Research Company LLC (“FMR”)

Subadvisers:  FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited

Seeks to achieve capital appreciation.

Fidelity® VIP Mid Cap Portfolio

       Investment Adviser:  Fidelity Management & Research Company LLC (“FMR”)

Subadvisers:  FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited

Seeks long-term growth of capital.

Fidelity® VIP Overseas Portfolio

Investment Adviser:  Fidelity Management & Research Company LLC (“FMR”)

Subadvisers:  FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited

Seeks long-term growth of capital.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Mutual Advisers, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.
Invesco Developing Markets Fund Investment Adviser: Invesco Advisers, Inc.	Seeks capital appreciation.
Invesco Main Street Mid Cap Fund®* Investment Adviser: Invesco Advisers, Inc.	Seeks capital appreciation.
Invesco Small Cap Value Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long term growth of capital.
Invesco V.I. American Franchise Fund Investment Adviser: Invesco Advisers, Inc.	A non-diversified fund that seeks capital growth.

PRO.01107-21                                                                    76

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Invesco V.I. Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Invesco V.I. Global Fund Investment Adviser: Invesco Advisers, Inc.	Seeks capital appreciation.
Invesco V.I. Global Strategic Income Fund Investment Adviser: Invesco Advisers, Inc.	Seeks capital appreciation.
Invesco V.I. Main Street Small Cap Fund® Investment Adviser: Invesco Advisers, Inc.	Seeks total return.
Ivy Science and Technology Fund Investment Adviser: Ivy Investment Management Company	Seeks to provide growth of capital.
Janus Henderson Balanced Portfolio Investment Adviser: Janus Capital Management LLC	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise Portfolio Investment Adviser: Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Henderson Flexible Bond Portfolio Investment Adviser: Janus Capital Management LLC	Seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Global Research Portfolio Investment Adviser: Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Henderson Research Portfolio Investment Adviser: Janus Capital Management LLC	Seeks long-term growth of capital.
Lazard International Equity Portfolio Investment Adviser: Lazard Asset Management LLC	Seeks long-term capital appreciation.
LKCM Aquinas Catholic Equity Fund Investment Adviser: Luther King Capital Management Corporation	Seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Loomis Sayles Small Cap Value Fund Investment Adviser: Loomis, Sayles & Company, L.P.	Seeks long-term capital growth from investments in common stocks or other equity securities.

PRO.01107-21                                                                    77

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Lord Abbett Short Duration Income Fund Investment Adviser: Lord, Abbett & Co. LLC

Seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade and high yield corporate bonds, U.S. government securities, and mortgage- and other asset-backed debt securities.

Metropolitan West Total Return Bond Fund Investment Adviser: Metropolitan West Asset Management, LLC	Seeks to maximize long-term total return.
Neuberger Berman Sustainable Equity Fund Investment Adviser: Neuberger Berman Investment Advisers LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Pax Sustainable Allocation Fund Investment Adviser: Impax Asset Management LLC	Seeks income and conservation of principal and secondarily long-term growth of capital.
PIMCO CommodityRealReturn Strategy Fund® Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with prudent investment management.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer High Yield VCT Portfolio Investment Adviser: Amundi Asset Management US, Inc.	Maximize total return through a combination of income and capital appreciation.
TCW Total Return Bond Fund Investment Adviser: TCW Investment Management Company	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.
Templeton Global Bond Fund Investment Adviser: Franklin Advisers, Inc.	Seeks current income with capital appreciation and growth of income.

PRO.01107-21                                                                    78

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
The Hartford Capital Appreciation Fund Investment Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company, LLP	Seeks growth of capital.
The Hartford Dividend and Growth Fund Investment Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company, LLP	Seeks a high level of current income consistent with growth of capital.
The Hartford International Opportunities Fund Investment Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company, LLP	Seeks long-term growth of capital.
USAA Intermediate-Term Bond Fund Investment Adviser: Victory Capital Management Inc.	Seeks high current income without undue risk to principal.
USAA Precious Metals and Minerals Fund Investment Adviser: Victory Capital Management Inc.	A non-diversified fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.
Virtus NFJ Large-Cap Value Fund Investment Adviser: Virtus Investment Partners, Inc. Subadviser: Allianz Global Investors U.S. LLC	Seeks long-term growth of capital and income.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Corporate Leaders® 100 Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the S&P 500® Index.

PRO.01107-21                                                                    79

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya GNMA Income Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.

Voya Government Money Market Portfolio* Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.

PRO.01107-21                                                                    80

*   There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Voya Index Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2030 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.01107-21                                                                    81

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Solution 2040 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2050 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2060 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.01107-21                                                                    82

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Solution 2065 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	Seeks maximum total return.
Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

PRO.01107-21                                                                    83

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Multi-Manager International Small Cap Fund Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	Seeks maximum long-term capital appreciation.
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.

PRO.01107-21                                                                    84

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2030 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2040 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.01107-21                                                                    85

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2050 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2060 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2065 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.01107-21                                                                    86

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.
Voya Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Solution Moderately Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.
Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.

PRO.01107-21                                                                    87

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.
VY® Clarion Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.

PRO.01107-21                                                                    88

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Invesco Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital appreciation.
VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.

PRO.01107-21                                                                    89

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wells Fargo Small Company Growth Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Peregrine Capital Management, Inc.	Seeks long-term capital appreciation.
Wells Fargo Special Small Cap Value Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Wells Capital Management Incorporated	Seeks long-term capital appreciation.

PRO.01107-21                                                                    90

APPENDIX VII CONDENSED FINANCIAL INFORMATION

INDEX
Table 1 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.00% effective April 1, 2005	CFI 1
Table 2 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.00% effective July 18, 2008	CFI 8
Table 3 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.10%	CFI 16
Table 4 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.15%	CFI 23
Table 5 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.25%	CFI 27
Table 6 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.30%	CFI 36
Table 7 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.35%	CFI 46
Table 8 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.40%	CFI 51
Table 9 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.45%	CFI 61
Table 10 – For Certain Optional Retirement Product Contracts With Total Separate Account Charges of 0.45% Issued Beginning in October, 2012	CFI 67
Table 11 – For Contracts Issued under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.50%	CFI 72
Table 12 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.55%	CFI 82
Table 13 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges that Changed to 0.55% Effective December 16, 2003	CFI 92
Table 14 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.60%	CFI 95
Table 15 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.65%	CFI 105
Table 16 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.70%	CFI 116
Table 17 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.75%	CFI 126
Table 18 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.80%	CFI 137
Table 19 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.85%	CFI 147

PRO.01107-21                                                                    91

APPENDIX VII CONDENSED FINANCIAL INFORMATION (continued)

Table 20 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.90%	CFI 157
Table 21 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.90% Effective December 16, 2008	CFI 168
Table 22 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 0.95%	CFI 178
Table 23 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.00%	CFI 188
Table 24 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.05%	CFI 199
Table 25 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.10%	CFI 209
Table 26 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.15%	CFI 219
Table 27 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.20%	CFI 229
Table 28 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.25%	CFI 239
Table 29 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.30%	CFI 249
Table 30 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.35%	CFI 257
Table 31 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.40%	CFI 265
Table 32 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With Total Separate Account Charges of 1.45%	CFI 274
Table 33 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996 With Total Separate Account Charges of 1.50%	CFI 282
Table 34 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans With Total Separate Account Charges of 1.25%	CFI 290
Table 35 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans Issued June 30, 1993 With Total Separate Account Charges of 1.25%	CFI 301
Table 36 – For Contracts Issued Under 403(b) Plans or 401(a) Plans With Total Separate Account Charges of 1.40%	CFI 305

Table 37 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans

With Total Separate Account Charges of 1.50% (including a 0.25% Administrative Expense

Charge Beginning April 7, 1997)

CFI 313
Table 38 – For Contracts Containing Limits on Fees Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 322
Table 39 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.05% Effective September 10, 2007	CFI 328

PRO.01107-21                                                                    92

APPENDIX VII CONDENSED FINANCIAL INFORMATION (continued)

Table 40 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.25%	CFI 330
Table 41 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.30%	CFI 340
Table 42 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.40%	CFI 344
Table 43 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.45%	CFI 354
Table 44 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.50%	CFI 355
Table 45 – For Contracts With Total Separate Account Charges of 0.75%	CFI 359
Table 46 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.80%	CFI 369
Table 47 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.80% Effective March 1, 2007	CFI 376
Table 48 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.95% Effective December 16, 1996	CFI 384
Table 49 – For Deferred Compensation Contracts With Total Separate Account Charges of 0.95% Effective March 20, 2008	CFI 392
Table 50 – For Deferred Compensation Contracts With Total Separate Account Charges of 1.25%	CFI 399
Table 51 – For Contracts Issued to Pennsylvania ARP With Differing Total Separate Account Charges	CFI 408
Table 52 – For Certain Subaccounts Beginning in or after February 2014 in Contracts with Total Separate Account Charges of 0.10%	CFI 410
Table 53 – For Certain Subaccounts Beginning in or after February 2014 in Contracts with Total Separate Account Charges of 0.40%	CFI 411
Table 54 – For Certain Subaccounts Beginning in or after February 2014 in Contracts with Total Separate Account Charges of 1.05%	CFI 413
Table 55 – For Certain Subaccounts Beginning in or after February 2014 in Contracts with Total Separate Account Charges of 1.15%	CFI 415
Table 56 – For Certain Subaccounts Beginning in or after March 2015 in Contracts with Total Separate Account Charges of 0.65%	CFI 417
Table 57 – For Certain Subaccounts Beginning in or after December 2015 in Contracts with Total Separate Account Charges of 0.85%	CFI 419

PRO.01107-21                                                                    93

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2020, the following tables give:  (1) the accumulation unit value (“AUV”) at the beginning of the period; (2) the AUV at the end of the period; and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2020, the “Value at beginning of period” shown is the value at first date of investment. Fund name changes after December 31, 2020, are not reflected in the following information.

TABLE 1
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE APRIL 1, 2005
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$38.57	$28.81	$29.29	$22.99	$22.54	$22.00	$20.99	$15.58	$13.56	$14.31
Value at end of period	$52.37	$38.57	$28.81	$29.29	$22.99	$22.54	$22.00	$20.99	$15.58	$13.56
Number of accumulation units outstanding at end of period	62	54	47	58	52	42	30	16	0	0
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$32.54	$24.45	$23.87	$18.50	$17.19	$17.27	$15.14	$12.33	$11.09	$11.30
Value at end of period	$43.23	$32.54	$24.45	$23.87	$18.50	$17.19	$17.27	$15.14	$12.33	$11.09
Number of accumulation units outstanding at end of period	9,942	11,689	4,944	4,638	2,798	11,117	10,223	13,259	9,767	8,321
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2018)
Value at beginning of period	$27.35	$21.83	$21.78
Value at end of period	$31.16	$27.35	$21.83
Number of accumulation units outstanding at end of period	0	0	39
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$14.21	$13.17	$13.51	$13.11	$12.52	$12.79	$12.46	$13.71	$12.85	$11.37
Value at end of period	$15.67	$14.21	$13.17	$13.51	$13.11	$12.52	$12.79	$12.46	$13.71	$12.85
Number of accumulation units outstanding at end of period	9,378	7,817	8,042	7,763	12,783	7,444	7,010	8,235	5,494	4,742
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$26.23	$20.56	$22.03	$17.87	$15.88	$15.37	$14.11	$10.73	$9.17	$9.35
Value at end of period	$30.14	$26.23	$20.56	$22.03	$17.87	$15.88	$15.37	$14.11	$10.73	$9.17
Number of accumulation units outstanding at end of period	37,622	42,136	47,320	45,999	56,740	88,802	92,095	88,803	99,581	100,900
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$23.61	$18.05	$19.99	$15.76	$14.90	$14.52	$14.26	$11.02	$9.03	$10.54
Value at end of period	$32.46	$23.61	$18.05	$19.99	$15.76	$14.90	$14.52	$14.26	$11.02	$9.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$42.34	$33.05	$34.06	$27.01	$24.91	$23.65	$21.64	$16.17	$13.42	$14.10
Value at end of period	$58.34	$42.34	$33.05	$34.06	$27.01	$24.91	$23.65	$21.64	$16.17	$13.42
Number of accumulation units outstanding at end of period	55,263	60,675	77,956	95,167	109,724	149,401	134,124	135,064	143,334	189,151

CFI 1

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$36.36	$28.98	$29.87	$24.87	$21.94	$21.99	$19.78	$15.01	$13.34	$12.47
Value at end of period	$39.16	$36.36	$28.98	$29.87	$24.87	$21.94	$21.99	$19.78	$15.01	$13.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2013)
Value at beginning of period	$23.75	$20.57	$25.27	$22.66	$18.26	$20.37	$18.57	$13.28
Value at end of period	$24.67	$23.75	$20.57	$25.27	$22.66	$18.26	$20.37	$18.57
Number of accumulation units outstanding at end of period	1,207	1,150	1,083	924	777	588	392	206
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$30.04	$24.14	$24.81	$22.15	$20.54	$21.00	$19.16	$16.23	$14.69	$14.05
Value at end of period	$34.62	$30.04	$24.14	$24.81	$22.15	$20.54	$21.00	$19.16	$16.23	$14.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.17	$9.35	$10.63
Value at end of period	$12.85	$12.17	$9.35
Number of accumulation units outstanding at end of period	18,277	27,449	14,080
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$23.40	$17.82	$20.59	$18.17	$15.95	$16.82	$15.02	$11.11	$9.54	$9.97
Value at end of period	$24.92	$23.40	$17.82	$20.59	$18.17	$15.95	$16.82	$15.02	$11.11	$9.54
Number of accumulation units outstanding at end of period	5	38	45	0	0	0	0	0	0	0
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$60.25	$45.79	$48.91	$40.13	$37.16	$36.91	$32.97	$25.12	$21.57	$22.13
Value at end of period	$78.67	$60.25	$45.79	$48.91	$40.13	$37.16	$36.91	$32.97	$25.12	$21.57
Number of accumulation units outstanding at end of period	14,296	14,025	13,504	11,648	11,640	10,825	9,909	11,292	9,581	7,915
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$36.25	$28.44	$31.01	$27.47	$23.28	$24.24	$22.29	$17.40	$14.83	$14.69
Value at end of period	$38.67	$36.25	$28.44	$31.01	$27.47	$23.28	$24.24	$22.29	$17.40	$14.83
Number of accumulation units outstanding at end of period	327	327	328	330	331	333	338	504	504	525
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$48.68	$36.24	$36.30	$26.86	$26.65	$24.87	$22.34	$16.39	$14.29	$14.26
Value at end of period	$70.04	$48.68	$36.24	$36.30	$26.86	$26.65	$24.87	$22.34	$16.39	$14.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FIDELITY® VIP MID CAP PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.80	$21.71	$25.40	$21.03	$18.74	$19.00	$17.88	$13.12	$11.43	$12.78
Value at end of period	$31.68	$26.80	$21.71	$25.40	$21.03	$18.74	$19.00	$17.88	$13.12	$11.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.83	$19.43	$22.81	$17.51	$18.44	$17.79	$19.36	$14.84	$12.29	$14.84
Value at end of period	$28.70	$24.83	$19.43	$22.81	$17.51	$18.44	$17.79	$19.36	$14.84	$12.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$48.51	$38.40	$44.07	$39.83	$30.59	$33.03	$32.84	$24.11	$20.36	$21.16
Value at end of period	$51.03	$48.51	$38.40	$44.07	$39.83	$30.59	$33.03	$32.84	$24.11	$20.36
Number of accumulation units outstanding at end of period	436	436	436	436	588	588	588	588	588	588
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$118.87	$95.87	$109.12	$80.96	$75.74	$88.14	$92.59	$85.45	$70.71	$86.33
Value at end of period	$139.34	$118.87	$95.87	$109.12	$80.96	$75.74	$88.14	$92.59	$85.45	$70.71
Number of accumulation units outstanding at end of period	1,453	1,279	2,071	2,447	2,083	2,400	2,077	1,845	1,808	7,549

CFI 2

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$26.53	$21.09	$23.96	$20.83	$18.60	$19.44	$18.60	$14.40	$13.04	$13.91
Value at end of period	$15.57	$26.53	$21.09	$23.96	$20.83	$18.60	$19.44	$18.60	$14.40	$13.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	32,489	42,143
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$37.04	$29.28	$32.65	$28.61	$24.23	$25.75	$23.00	$16.31	$13.83	$14.14
Value at end of period	$44.42	$37.04	$29.28	$32.65	$28.61	$24.23	$25.75	$23.00	$16.31	$13.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$25.43	$19.72	$21.77	$19.23	$17.44	$18.51	$17.12	$13.24	$11.63	$11.64
Value at end of period	$28.96	$25.43	$19.72	$21.77	$19.23	$17.44	$18.51	$17.12	$13.24	$11.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$30.74	$25.06	$29.50	$27.61	$23.73	$24.66	$22.11	$16.97	$14.81	$15.43
Value at end of period	$31.51	$30.74	$25.06	$29.50	$27.61	$23.73	$24.66	$22.11	$16.97	$14.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.89	$10.92	$10.92	$10.60	$10.36	$10.41
Value at end of period	$12.94	$11.89	$10.92	$10.92	$10.60	$10.36
Number of accumulation units outstanding at end of period	1,247	1,083	426	0	0	99,145
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$28.21	$22.46	$23.88	$20.17	$18.36	$18.46	$16.74	$12.13	$10.95	$11.30
Value at end of period	$33.63	$28.21	$22.46	$23.88	$20.17	$18.36	$18.46	$16.74	$12.13	$10.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$25.40	$21.02	$21.91	$19.36	$18.30	$18.40	$17.04	$14.64	$13.16	$13.40
Value at end of period	$29.52	$25.40	$21.02	$21.91	$19.36	$18.30	$18.40	$17.04	$14.64	$13.16
Number of accumulation units outstanding at end of period	1,115	742	802	851	825	834	808	900	765	764
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$18.81	$17.35	$17.74	$17.12	$16.27	$16.72	$16.22	$17.87	$16.43	$14.71
Value at end of period	$21.02	$18.81	$17.35	$17.74	$17.12	$16.27	$16.72	$16.22	$17.87	$16.43
Number of accumulation units outstanding at end of period	451	795	770	878	1,819	27,558	29,449	29,651	41,991	39,096
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$25.63	$22.39	$23.16	$21.59	$18.90	$19.68	$19.66	$17.55	$15.12	$15.38
Value at end of period	$26.26	$25.63	$22.39	$23.16	$21.59	$18.90	$19.68	$19.66	$17.55	$15.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$38.65	$38.41	$37.93	$37.06	$34.89	$36.44	$35.87	$35.09	$30.30	$31.04
Value at end of period	$36.95	$38.65	$38.41	$37.93	$37.06	$34.89	$36.44	$35.87	$35.09	$30.30
Number of accumulation units outstanding at end of period	4,563	5,308	5,810	8,141	8,236	14,059	14,327	16,388	7,079	9,630
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$29.95	$25.14	$26.99	$23.52	$21.82	$22.23	$20.93	$17.93	$15.78	$15.99
Value at end of period	$33.20	$29.95	$25.14	$26.99	$23.52	$21.82	$22.23	$20.93	$17.93	$15.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$18.07	$16.75	$17.09	$15.58	$14.66	$15.51	$15.44	$15.89	$14.91	$14.37
Value at end of period	$19.74	$18.07	$16.75	$17.09	$15.58	$14.66	$15.51	$15.44	$15.89	$14.91
Number of accumulation units outstanding at end of period	4,377	4,036	3,804	3,451	3,640	4,547	3,931	3,776	20,162	16,133

CFI 3

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.75	$11.30	$12.40	$10.02	$9.45	$10.04
Value at end of period	$13.64	$13.75	$11.30	$12.40	$10.02	$9.45
Number of accumulation units outstanding at end of period	45	1,453	1,337	1,212	1,062	915
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$15.24	$14.95	$14.72	$14.63	$14.60	$14.60	$14.60	$14.60	$14.59	$14.59
Value at end of period	$15.28	$15.24	$14.95	$14.72	$14.63	$14.60	$14.60	$14.60	$14.60	$14.59
Number of accumulation units outstanding at end of period	36,643	35,419	40,088	17,086	17,335	35,051	35,244	25,081	21,295	19,951
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$29.31	$22.75	$23.81	$19.78	$18.02	$18.28	$16.51	$12.64	$10.92	$10.95
Value at end of period	$34.37	$29.31	$22.75	$23.81	$19.78	$18.02	$18.28	$16.51	$12.64	$10.92
Number of accumulation units outstanding at end of period	672	837	796	1,173	1,146	1,032	1,118	1,109	0	0
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$26.51	$23.01	$23.77	$22.38	$19.53	$19.93	$19.70	$18.65	$16.36	$15.66
Value at end of period	$28.00	$26.51	$23.01	$23.77	$22.38	$19.53	$19.93	$19.70	$18.65	$16.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,280
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$39.23	$30.17	$32.37	$25.97	$23.55	$23.36	$20.51	$15.43	$13.48	$13.50
Value at end of period	$45.47	$39.23	$30.17	$32.37	$25.97	$23.55	$23.36	$20.51	$15.43	$13.48
Number of accumulation units outstanding at end of period	382	382	918	20	20	20	20	20	20	20
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$66.15	$52.05	$60.77	$53.51	$45.29	$46.11	$42.09	$31.28	$26.58	$26.88
Value at end of period	$71.61	$66.15	$52.05	$60.77	$53.51	$45.29	$46.11	$42.09	$31.28	$26.58
Number of accumulation units outstanding at end of period	3,660	3,660	3,710	3,703	4,018	4,018	3,953	3,885	3,885	3,885
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$47.16	$38.72	$44.20	$40.21	$31.58	$32.63	$30.95	$21.69	$19.30	$19.44
Value at end of period	$49.70	$47.16	$38.72	$44.20	$40.21	$31.58	$32.63	$30.95	$21.69	$19.30
Number of accumulation units outstanding at end of period	28	28	29	29	30	31	32	32	32	32
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$29.06	$26.45	$26.59	$25.32	$24.27	$24.12	$22.62	$22.64	$20.70	$19.25
Value at end of period	$31.32	$29.06	$26.45	$26.59	$25.32	$24.27	$24.12	$22.62	$22.64	$20.70
Number of accumulation units outstanding at end of period	15,973	13,793	17,140	22,211	19,156	21,109	1,872	1,886	2,361	2,121
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.81	$10.55	$12.23	$9.79	$9.71	$9.80	$10.42	$8.58	$7.22	$8.23
Value at end of period	$13.82	$12.81	$10.55	$12.23	$9.79	$9.71	$9.80	$10.42	$8.58	$7.22
Number of accumulation units outstanding at end of period	858	421	705	254	665	669	669	669	669	732
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$34.44	$25.94	$26.33	$20.30	$19.52	$18.35	$16.15	$12.33	$10.44	$10.34
Value at end of period	$45.08	$34.44	$25.94	$26.33	$20.30	$19.52	$18.35	$16.15	$12.33	$10.44
Number of accumulation units outstanding at end of period	12,495	12,101	11,836	10,096	14,178	10,668	9,702	9,863	7,831	3,845
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$21.32	$17.04	$18.48	$16.28	$14.29	$14.96	$13.59	$10.38	$9.05	$8.75
Value at end of period	$22.66	$21.32	$17.04	$18.48	$16.28	$14.29	$14.96	$13.59	$10.38	$9.05
Number of accumulation units outstanding at end of period	2,872	2,622	2,484	2,757	2,630	2,458	2,285	8,946	3,383	3,303
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$48.64	$37.61	$40.65	$32.49	$30.29	$30.14	$27.69	$20.98	$18.37	$18.47
Value at end of period	$68.65	$48.64	$37.61	$40.65	$32.49	$30.29	$30.14	$27.69	$20.98	$18.37
Number of accumulation units outstanding at end of period	16,791	16,484	18,000	24,230	21,618	29,533	27,274	27,592	23,390	32,870

CFI 4

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$51.41	$37.85	$38.22	$29.12	$27.32	$25.39	$22.45	$17.01	$14.86	$14.26
Value at end of period	$71.19	$51.41	$37.85	$38.22	$29.12	$27.32	$25.39	$22.45	$17.01	$14.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$28.85	$21.96	$22.75	$18.56	$16.73	$16.39	$14.51	$10.99	$9.51	$9.27
Value at end of period	$35.15	$28.85	$21.96	$22.75	$18.56	$16.73	$16.39	$14.51	$10.99	$9.51
Number of accumulation units outstanding at end of period	6,936	5,923	5,204	6,158	6,167	5,372	4,504	1,655	997	685
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$33.50	$26.67	$28.63	$25.29	$21.93	$22.79	$20.31	$15.45	$13.33	$13.25
Value at end of period	$33.90	$33.50	$26.67	$28.63	$25.29	$21.93	$22.79	$20.31	$15.45	$13.33
Number of accumulation units outstanding at end of period	478	478	478	1,056	1,056	1,056	1,056	1,056	1,056	1,078
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$46.19	$34.34	$36.29	$29.18	$27.32	$27.53	$24.78	$18.37	$15.91	$16.26
Value at end of period	$62.14	$46.19	$34.34	$36.29	$29.18	$27.32	$27.53	$24.78	$18.37	$15.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$27.85	$21.43	$23.63	$20.03	$17.66	$18.17	$16.12	$12.02	$10.27	$10.46
Value at end of period	$32.49	$27.85	$21.43	$23.63	$20.03	$17.66	$18.17	$16.12	$12.02	$10.27
Number of accumulation units outstanding at end of period	43,777	45,992	51,888	55,417	57,039	54,045	50,063	46,839	3,035	4
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$26.70	$21.33	$24.04	$21.04	$17.37	$18.20	$17.34	$12.50	$10.86
Value at end of period	$31.92	$26.70	$21.33	$24.04	$21.04	$17.37	$18.20	$17.34	$12.50
Number of accumulation units outstanding at end of period	2,193	2,045	1,662	1,604	1,408	1,268	1,147	718	75
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$28.65	$22.79	$27.09	$22.82	$20.12	$20.30	$19.22	$13.82	$12.00	$11.90
Value at end of period	$36.20	$28.65	$22.79	$27.09	$22.82	$20.12	$20.30	$19.22	$13.82	$12.00
Number of accumulation units outstanding at end of period	7	7	211	0	0	0	0	0	0	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$57.59	$45.63	$54.22	$48.72	$39.14	$39.45	$37.03	$26.88	$23.47	$24.07
Value at end of period	$64.66	$57.59	$45.63	$54.22	$48.72	$39.14	$39.45	$37.03	$26.88	$23.47
Number of accumulation units outstanding at end of period	1	13	70	47	0	0	0	4	4	3
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$22.49	$19.04	$20.20	$17.52	$16.55	$16.56	$15.69	$13.48	$11.89	$12.27
Value at end of period	$25.54	$22.49	$19.04	$20.20	$17.52	$16.55	$16.56	$15.69	$13.48	$11.89
Number of accumulation units outstanding at end of period	3,871	11,558	11,177	20,002	23,111	32,648	42,176	32,683	23,050	29,662
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$24.48	$20.07	$21.90	$18.34	$17.26	$17.35	$16.41	$13.64	$11.85	$12.42
Value at end of period	$28.02	$24.48	$20.07	$21.90	$18.34	$17.26	$17.35	$16.41	$13.64	$11.85
Number of accumulation units outstanding at end of period	12,455	16,555	17,084	23,368	33,884	35,580	32,913	29,847	27,806	26,751
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$25.37	$20.48	$22.81	$18.81	$17.68	$17.85	$16.82	$13.63	$11.80	$12.44
Value at end of period	$29.50	$25.37	$20.48	$22.81	$18.81	$17.68	$17.85	$16.82	$13.63	$11.80
Number of accumulation units outstanding at end of period	24,694	26,508	26,412	26,576	32,991	37,734	31,082	28,288	23,353	17,756
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2012)
Value at beginning of period	$23.89	$19.19	$21.45	$17.63	$16.57	$16.71	$15.73	$12.73	$11.99
Value at end of period	$27.72	$23.89	$19.19	$21.45	$17.63	$16.57	$16.71	$15.73	$12.73
Number of accumulation units outstanding at end of period	2,899	2,899	2,899	2,899	2,899	2,845	2,296	1,641	101

CFI 5

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.63	$17.35	$17.90	$16.38	$15.68	$15.66	$14.81	$13.84	$12.61	$12.57
Value at end of period	$21.98	$19.63	$17.35	$17.90	$16.38	$15.68	$15.66	$14.81	$13.84	$12.61
Number of accumulation units outstanding at end of period	7,001	7,746	7,146	7,145	8,180	8,023	5,365	5,873	6,605	6,979
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$27.17	$23.66	$24.66	$22.31	$21.11	$21.15	$19.84	$17.69	$15.75	$15.48
Value at end of period	$30.01	$27.17	$23.66	$24.66	$22.31	$21.11	$21.15	$19.84	$17.69	$15.75
Number of accumulation units outstanding at end of period	90	90	90	310	276	229	182	547	1,286	1,083
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.90	$21.90	$23.89	$20.26	$18.95	$19.18	$18.00	$14.70	$12.79	$13.17
Value at end of period	$30.77	$26.90	$21.90	$23.89	$20.26	$18.95	$19.18	$18.00	$14.70	$12.79
Number of accumulation units outstanding at end of period	2,398	2,398	2,397	2,693	2,735	2,737	3,560	3,840	4,085	4,084
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$26.83	$22.50	$23.95	$20.92	$19.61	$19.73	$18.49	$15.86	$13.96	$14.04
Value at end of period	$30.24	$26.83	$22.50	$23.95	$20.92	$19.61	$19.73	$18.49	$15.86	$13.96
Number of accumulation units outstanding at end of period	897	899	899	1,175	1,175	1,178	2,232	2,232	2,285	2,285
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$15.12	$13.96	$14.01	$13.58	$13.27	$13.24	$12.52	$12.85	$12.37	$11.54
Value at end of period	$16.21	$15.12	$13.96	$14.01	$13.58	$13.27	$13.24	$12.52	$12.85	$12.37
Number of accumulation units outstanding at end of period	426	58	75	0	0	0	137	91	43	0
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$38.74	$29.54	$30.98	$25.50	$22.84	$22.59	$19.93	$15.09	$13.03	$12.80
Value at end of period	$45.76	$38.74	$29.54	$30.98	$25.50	$22.84	$22.59	$19.93	$15.09	$13.03
Number of accumulation units outstanding at end of period	45,877	43,116	54,687	58,320	62,921	65,494	63,131	70,259	64,337	70,526
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$49.72	$38.05	$44.42	$39.98	$32.22	$32.79	$29.16	$22.20	$19.08	$19.70
Value at end of period	$51.47	$49.72	$38.05	$44.42	$39.98	$32.22	$32.79	$29.16	$22.20	$19.08
Number of accumulation units outstanding at end of period	3,781	4,203	4,235	4,505	4,043	6,508	5,502	5,250	4,753	3,587
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$60.95	$44.00	$44.85	$34.98	$33.21	$34.97	$33.52	$24.14	$20.17	$19.73
Value at end of period	$81.22	$60.95	$44.00	$44.85	$34.98	$33.21	$34.97	$33.52	$24.14	$20.17
Number of accumulation units outstanding at end of period	2,885	3,360	3,278	3,181	3,047	9,945	11,372	12,371	9,971	5,324
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.67	$14.96	$16.36	$14.77	$14.64	$14.85	$13.02	$12.52	$9.93	$10.47
Value at end of period	$17.76	$18.67	$14.96	$16.36	$14.77	$14.64	$14.85	$13.02	$12.52	$9.93
Number of accumulation units outstanding at end of period	5,571	7,010	10,042	12,912	14,516	17,243	14,643	14,903	15,331	8,673
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$24.44	$19.07	$20.65	$19.63	$18.83	$18.29	$14.09	$13.80	$11.95	$10.91
Value at end of period	$22.84	$24.44	$19.07	$20.65	$19.63	$18.83	$18.29	$14.09	$13.80	$11.95
Number of accumulation units outstanding at end of period	1,969	1,940	1,814	1,673	1,423	1,284	1,286	1,151	971	776
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$54.36	$40.85	$44.89	$36.92	$34.06	$33.07	$29.32	$21.76	$19.38	$20.33
Value at end of period	$66.02	$54.36	$40.85	$44.89	$36.92	$34.06	$33.07	$29.32	$21.76	$19.38
Number of accumulation units outstanding at end of period	907	907	907	907	907	907	907	907	914	934
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$23.00	$19.13	$23.26	$20.98	$16.96	$17.47	$16.74	$11.96	$10.48	$10.77
Value at end of period	$25.19	$23.00	$19.13	$23.26	$20.98	$16.96	$17.47	$16.74	$11.96	$10.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 6

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$34.18	$27.29	$31.16	$26.48	$22.48	$23.91	$21.90	$16.23	$13.67	$13.97
Value at end of period	$34.02	$34.18	$27.29	$31.16	$26.48	$22.48	$23.91	$21.90	$16.23	$13.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	295	295	295	295	316
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$27.53	$22.92	$25.32	$22.83	$19.81	$20.22	$18.56	$14.85	$13.17	$13.31
Value at end of period	$30.28	$27.53	$22.92	$25.32	$22.83	$19.81	$20.22	$18.56	$14.85	$13.17
Number of accumulation units outstanding at end of period	26,723	32,013	34,679	41,600	39,207	43,041	38,752	50,848	58,225	63,615
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$29.57	$23.71	$27.44	$24.09	$20.09	$20.69	$18.79	$14.04	$12.25	$12.52
Value at end of period	$30.43	$29.57	$23.71	$27.44	$24.09	$20.09	$20.69	$18.79	$14.04	$12.25
Number of accumulation units outstanding at end of period	24,565	26,535	33,205	42,780	49,099	65,334	70,161	75,690	69,418	80,383
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$33.94	$25.75	$29.67	$21.74	$21.69	$21.68	$21.19	$16.01	$13.70	$14.91
Value at end of period	$43.37	$33.94	$25.75	$29.67	$21.74	$21.69	$21.68	$21.19	$16.01	$13.70
Number of accumulation units outstanding at end of period	667	788	699	896	799	694	554	2,383	2,368	2,346
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$35.31	$26.81	$32.20	$22.52	$19.94	$23.68	$23.46	$24.89	$20.90	$25.57
Value at end of period	$47.10	$35.31	$26.81	$32.20	$22.52	$19.94	$23.68	$23.46	$24.89	$20.90
Number of accumulation units outstanding at end of period	128	113	96	80	65	46	30	15	0	0
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$50.28	$39.84	$45.37	$39.90	$34.79	$35.87	$31.20	$23.72	$19.76	$19.41
Value at end of period	$50.42	$50.28	$39.84	$45.37	$39.90	$34.79	$35.87	$31.20	$23.72	$19.76
Number of accumulation units outstanding at end of period	5,977	6,078	6,078	6,960	9,481	18,936	15,142	13,102	4,120	3,462
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$39.84	$31.52	$35.23	$30.48	$25.07	$26.03	$24.02	$17.29	$14.57	$14.76
Value at end of period	$46.33	$39.84	$31.52	$35.23	$30.48	$25.07	$26.03	$24.02	$17.29	$14.57
Number of accumulation units outstanding at end of period	5,577	6,121	8,012	10,341	18,912	26,731	26,790	22,539	21,844	24,334
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$38.37	$30.86	$30.70	$26.67	$24.69	$23.46	$20.92	$17.12	$14.95	$14.53
Value at end of period	$45.27	$38.37	$30.86	$30.70	$26.67	$24.69	$23.46	$20.92	$17.12	$14.95
Number of accumulation units outstanding at end of period	4,497	4,004	4,767	2,826	2,265	2,683	2,692	1,975	1,374	7,933
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$47.13	$34.35	$35.50	$28.44	$26.48	$25.96	$23.21	$17.17	$14.79	$15.35
Value at end of period	$62.13	$47.13	$34.35	$35.50	$28.44	$26.48	$25.96	$23.21	$17.17	$14.79
Number of accumulation units outstanding at end of period	82	82	83	369	499	299	300	300	300	422
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$42.16	$33.35	$36.78	$31.64	$26.64	$28.61	$26.63	$20.53	$17.51	$17.67
Value at end of period	$42.56	$42.16	$33.35	$36.78	$31.64	$26.64	$28.61	$26.63	$20.53	$17.51
Number of accumulation units outstanding at end of period	1,515	1,499	1,485	1,474	1,660	1,649	1,642	1,635	1,629	2,366
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$59.43	$45.43	$45.93	$34.38	$33.87	$30.57	$28.12	$20.19	$16.98	$17.17
Value at end of period	$81.23	$59.43	$45.43	$45.93	$34.38	$33.87	$30.57	$28.12	$20.19	$16.98
Number of accumulation units outstanding at end of period	8,506	8,546	10,278	5,216	4,478	39,636	30,218	23,359	23,853	3,066
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.68	$19.33	$22.51	$17.60	$17.28	$17.44	$17.64	$15.43	$12.99	$14.82
Value at end of period	$28.25	$24.68	$19.33	$22.51	$17.60	$17.28	$17.44	$17.64	$15.43	$12.99
Number of accumulation units outstanding at end of period	0	2	2	2	2	36	36	106	106	126

CFI 7

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WANGER INTERNATIONAL
Value at beginning of period	$18.32	$14.10	$17.13	$12.89	$13.07	$13.06	$13.66	$11.16	$9.18	$10.75
Value at end of period	$20.96	$18.32	$14.10	$17.13	$12.89	$13.07	$13.06	$13.66	$11.16	$9.18
Number of accumulation units outstanding at end of period	3,381	2,759	2,341	1,995	1,774	1,377	1,000	865	461	124
WANGER SELECT
Value at beginning of period	$39.35	$30.43	$34.74	$27.43	$24.20	$24.14	$23.40	$17.39	$14.68	$17.83
Value at end of period	$49.83	$39.35	$30.43	$34.74	$27.43	$24.20	$24.14	$23.40	$17.39	$14.68
Number of accumulation units outstanding at end of period	534	534	534	535	535	535	536	536	536	536
WANGER USA
Value at beginning of period	$44.26	$33.76	$34.26	$28.65	$25.20	$25.36	$24.20	$18.09	$15.07	$15.62
Value at end of period	$54.98	$44.26	$33.76	$34.26	$28.65	$25.20	$25.36	$24.20	$18.09	$15.07
Number of accumulation units outstanding at end of period	11,188	11,407	10,848	10,402	11,219	10,804	9,488	15,133	10,196	6,417

TABLE 2
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JULY 18, 2008
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$38.57	$28.81	$29.29	$22.99	$22.54	$22.00	$20.99	$15.58	$13.56	$14.31
Value at end of period	$52.37	$38.57	$28.81	$29.29	$22.99	$22.54	$22.00	$20.99	$15.58	$13.56
Number of accumulation units outstanding at end of period	1,120	1,120	1,702	1,703	1,702	1,678	2,156	2,091	2,022	1,803
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$32.54	$24.45	$23.87	$18.50	$17.19	$17.27	$15.14	$12.33	$11.09	$11.30
Value at end of period	$43.23	$32.54	$24.45	$23.87	$18.50	$17.19	$17.27	$15.14	$12.33	$11.09
Number of accumulation units outstanding at end of period	0	0	0	1,844	1,845	1,845	10,475	10,380	11,665	11,176
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$27.35	$21.83	$23.03	$18.93	$17.31	$17.82	$16.33	$12.59	$11.48	$11.26
Value at end of period	$31.16	$27.35	$21.83	$23.03	$18.93	$17.31	$17.82	$16.33	$12.59	$11.48
Number of accumulation units outstanding at end of period	115	208	1,005	3,653	9,211	13,394	14,770	17,314	17,225	18,983
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$14.21	$13.17	$13.51	$13.11	$12.52	$12.79	$12.46	$13.71	$12.85	$11.37
Value at end of period	$15.67	$14.21	$13.17	$13.51	$13.11	$12.52	$12.79	$12.46	$13.71	$12.85
Number of accumulation units outstanding at end of period	1,102	4,531	4,533	4,533	4,532	4,520	5,142	4,999	5,586	23,329
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.46	$10.62	$11.43	$10.01	$10.12
Value at end of period	$12.87	$12.46	$10.62	$11.43	$10.01
Number of accumulation units outstanding at end of period	765	765	765	765	765
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$26.23	$20.56	$22.03	$17.87	$15.88	$15.37	$14.11	$10.73	$9.17	$9.35
Value at end of period	$30.14	$26.23	$20.56	$22.03	$17.87	$15.88	$15.37	$14.11	$10.73	$9.17
Number of accumulation units outstanding at end of period	5,433	5,433	5,379	5,378	5,371	4,380	13,656	13,680	12,517	9,583

CFI 8

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$23.61	$18.05	$19.99	$15.76	$14.90	$14.52	$14.26	$11.02	$9.03	$10.54
Value at end of period	$32.46	$23.61	$18.05	$19.99	$15.76	$14.90	$14.52	$14.26	$11.02	$9.03
Number of accumulation units outstanding at end of period	1,621	1,621	1,621	1,621	4,078	2,372	4,039	1,690	1,805	76
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$14.45	$13.38	$13.39	$12.98	$12.63	$12.60	$11.94	$12.18	$11.50	$10.80
Value at end of period	$16.00	$14.45	$13.38	$13.39	$12.98	$12.63	$12.60	$11.94	$12.18	$11.50
Number of accumulation units outstanding at end of period	2,087	2,087	2,086	2,697	1,939	4,195	1,966	578	527	669
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$26.86	$20.97	$21.61	$17.14	$15.81	$15.00	$13.73	$10.26	$8.51	$8.95
Value at end of period	$37.02	$26.86	$20.97	$21.61	$17.14	$15.81	$15.00	$13.73	$10.26	$8.51
Number of accumulation units outstanding at end of period	3,202	3,203	4,861	5,211	26,134	34,492	39,543	49,895	49,206	53,689
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$25.36	$20.21	$20.83	$17.34	$15.30	$15.34	$13.80	$10.46	$9.30	$8.70
Value at end of period	$27.31	$25.36	$20.21	$20.83	$17.34	$15.30	$15.34	$13.80	$10.46	$9.30
Number of accumulation units outstanding at end of period	121,384	133,387	146,845	155,289	32,379	25,622	21,486	20,360	20,518	20,939
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during May 2011)
Value at beginning of period	$23.75	$20.57	$25.27	$22.66	$18.26	$20.37	$18.57	$12.85	$11.04	$12.48
Value at end of period	$24.67	$23.75	$20.57	$25.27	$22.66	$18.26	$20.37	$18.57	$12.85	$11.04
Number of accumulation units outstanding at end of period	0	0	0	0	4,073	4,459	1,814	1,327	285	232
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$27.54	$22.09	$25.59	$22.08	$19.11	$19.92	$17.96	$12.41	$10.31	$11.63
Value at end of period	$30.30	$27.54	$22.09	$25.59	$22.08	$19.11	$19.92	$17.96	$12.41	$10.31
Number of accumulation units outstanding at end of period	0	0	202	202	1,067	1,969	928	1,097	885	814
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$15.68	$12.13	$13.61	$10.39	$11.50	$11.96	$12.08	$9.65	$7.70	$8.30
Value at end of period	$16.86	$15.68	$12.13	$13.61	$10.39	$11.50	$11.96	$12.08	$9.65	$7.70
Number of accumulation units outstanding at end of period	0	525	5,205	2,589	2,688	4,494	4,967	5,129	4,327	196
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$16.08	$12.84	$11.89	$9.53	$10.14	$10.46
Value at end of period	$19.21	$16.08	$12.84	$11.89	$9.53	$10.14
Number of accumulation units outstanding at end of period	0	604	604	604	2,816	15,424
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$20.42	$16.41	$16.86	$15.06	$13.96	$14.27	$13.02	$11.03	$9.99	$9.55
Value at end of period	$23.53	$20.42	$16.41	$16.86	$15.06	$13.96	$14.27	$13.02	$11.03	$9.99
Number of accumulation units outstanding at end of period	2,655	2,856	3,308	24,693	45,238	49,791	51,178	50,226	52,517	52,865
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during April 2012)
Value at beginning of period	$22.39	$16.84	$17.58	$16.42	$15.55	$14.81	$11.37	$11.03	$10.52
Value at end of period	$21.74	$22.39	$16.84	$17.58	$16.42	$15.55	$14.81	$11.37	$11.03
Number of accumulation units outstanding at end of period	3,496	4,753	4,808	7,156	1,616	593	5,612	370	260
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during April 2019)
Value at beginning of period	$12.17	$10.84
Value at end of period	$12.85	$12.17
Number of accumulation units outstanding at end of period	873	872

CFI 9

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2014)
Value at beginning of period	$23.40	$17.82	$20.59	$18.17	$15.95	$16.82	$17.00
Value at end of period	$24.92	$23.40	$17.82	$20.59	$18.17	$15.95	$16.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	411
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$18.45	$14.43	$17.51	$15.78
Value at end of period	$18.18	$18.45	$14.43	$17.51
Number of accumulation units outstanding at end of period	20,518	22,903	33,893	41,970
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.49	$18.61	$19.88	$16.31	$15.10	$15.00	$13.40	$10.21	$8.77	$9.00
Value at end of period	$31.98	$24.49	$18.61	$19.88	$16.31	$15.10	$15.00	$13.40	$10.21	$8.77
Number of accumulation units outstanding at end of period	30,381	33,054	39,336	43,783	158,205	183,143	218,518	240,616	241,975	254,058
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.27	$15.90	$17.34	$15.36	$13.01	$13.55	$12.46	$9.73	$8.29	$8.21
Value at end of period	$21.62	$20.27	$15.90	$17.34	$15.36	$13.01	$13.55	$12.46	$9.73	$8.29
Number of accumulation units outstanding at end of period	5,074	6,675	7,375	8,505	17,610	25,885	27,030	33,017	32,755	41,556
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.04	$20.88	$20.92	$15.48	$15.35	$14.33	$12.87	$9.44	$8.23	$8.22
Value at end of period	$40.35	$28.04	$20.88	$20.92	$15.48	$15.35	$14.33	$12.87	$9.44	$8.23
Number of accumulation units outstanding at end of period	28,025	33,082	35,115	35,850	72,043	85,693	95,909	105,228	107,067	117,742
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$13.20	$10.33	$12.12	$9.31	$9.80	$9.46	$10.29	$7.89	$6.53	$7.89
Value at end of period	$15.26	$13.20	$10.33	$12.12	$9.31	$9.80	$9.46	$10.29	$7.89	$6.53
Number of accumulation units outstanding at end of period	7,245	9,745	9,747	9,751	16,529	16,475	18,739	18,310	18,804	18,577
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$24.12	$19.09	$21.91	$19.80	$15.21	$16.42	$16.33	$11.99	$10.13	$10.52
Value at end of period	$25.37	$24.12	$19.09	$21.91	$19.80	$15.21	$16.42	$16.33	$11.99	$10.13
Number of accumulation units outstanding at end of period	1,175	1,305	4,343	5,899	26,083	33,486	36,399	37,992	34,173	36,623
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$16.28	$13.13	$14.95	$11.09	$10.37	$12.07	$12.68	$11.70	$9.68	$11.82
Value at end of period	$19.09	$16.28	$13.13	$14.95	$11.09	$10.37	$12.07	$12.68	$11.70	$9.68
Number of accumulation units outstanding at end of period	95	96	96	1,535	14,315	19,754	32,396	31,914	35,186	35,113
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$26.04	$20.59	$22.96	$20.11	$17.04	$18.11	$16.17	$11.47	$9.72	$9.94
Value at end of period	$31.23	$26.04	$20.59	$22.96	$20.11	$17.04	$18.11	$16.17	$11.47	$9.72
Number of accumulation units outstanding at end of period	0	355	355	355	4,760	8,191	7,279	7,808	7,014	6,524
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$99.37	$72.66	$75.39	$59.21	$57.89	$55.13	$50.84	$36.28	$37.21
Value at end of period	$141.45	$99.37	$72.66	$75.39	$59.21	$57.89	$55.13	$50.84	$36.28
Number of accumulation units outstanding at end of period	84	84	84	84	577	570	606	579	557
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$21.12	$16.37	$18.07	$15.97	$14.48	$15.37	$14.21	$11.00	$9.66	$9.66
Value at end of period	$24.04	$21.12	$16.37	$18.07	$15.97	$14.48	$15.37	$14.21	$11.00	$9.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	524	626	626	24,961

CFI 10

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during July 2019)
Value at beginning of period	$20.37	$18.50
Value at end of period	$27.72	$20.37
Number of accumulation units outstanding at end of period	0	331
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$26.02	$20.85	$25.05	$22.82	$18.09	$18.76	$17.86	$13.17	$11.35	$11.56
Value at end of period	$26.52	$26.02	$20.85	$25.05	$22.82	$18.09	$18.76	$17.86	$13.17	$11.35
Number of accumulation units outstanding at end of period	0	0	0	1,091	1,677	1,923	1,826	1,724	1,633	1,533
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$18.12	$14.78	$17.39	$16.28	$13.99	$14.54	$13.04	$10.00	$8.73	$9.10
Value at end of period	$18.58	$18.12	$14.78	$17.39	$16.28	$13.99	$14.54	$13.04	$10.00	$8.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	12,976	12,751	12,253	11,650
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during February 2015)
Value at beginning of period	$11.89	$10.92	$10.92	$10.60	$10.36	$10.46
Value at end of period	$12.94	$11.89	$10.92	$10.92	$10.60	$10.36
Number of accumulation units outstanding at end of period	77,204	83,297	89,933	112,541	2,598	2,573
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$24.40	$19.43	$20.66	$17.45	$15.88	$15.97	$14.48	$10.50	$9.47	$9.77
Value at end of period	$29.09	$24.40	$19.43	$20.66	$17.45	$15.88	$15.97	$14.48	$10.50	$9.47
Number of accumulation units outstanding at end of period	0	0	0	2,559	2,559	2,504	2,334	2,151	2,399	2,075
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$17.78	$14.72	$15.34	$13.56	$12.81	$12.88	$11.93	$10.25	$9.21	$9.38
Value at end of period	$20.67	$17.78	$14.72	$15.34	$13.56	$12.81	$12.88	$11.93	$10.25	$9.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	398	407	235	6,756
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.64	$14.43	$14.75	$14.23	$13.53	$13.91	$13.49	$14.86	$13.66	$12.24
Value at end of period	$17.48	$15.64	$14.43	$14.75	$14.23	$13.53	$13.91	$13.49	$14.86	$13.66
Number of accumulation units outstanding at end of period	0	2,881	2,880	2,881	9,981	16,606	15,745	19,433	24,687	33,361
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.05	$17.52	$18.12	$16.89	$14.79	$15.39	$15.38	$13.73	$11.83	$12.03
Value at end of period	$20.55	$20.05	$17.52	$18.12	$16.89	$14.79	$15.39	$15.38	$13.73	$11.83
Number of accumulation units outstanding at end of period	0	0	0	0	6,703	7,734	6,680	6,659	6,830	6,614
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during December 2015)
Value at beginning of period	$11.22	$10.48	$10.43	$10.12	$10.00	$10.03
Value at end of period	$12.12	$11.22	$10.48	$10.43	$10.12	$10.00
Number of accumulation units outstanding at end of period	481	3,027	657	1,362	5,299	1,868
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$17.71	$17.60	$17.38	$16.98	$15.98	$16.69	$16.44	$16.08	$13.88	$14.22
Value at end of period	$16.93	$17.71	$17.60	$17.38	$16.98	$15.98	$16.69	$16.44	$16.08	$13.88
Number of accumulation units outstanding at end of period	17,111	17,727	18,456	23,296	14,341	19,290	27,645	29,871	31,633	30,169
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$5.07	$3.55	$4.05	$3.70	$2.53	$3.44	$3.76	$7.74	$8.80	$10.71
Value at end of period	$3.08	$5.07	$3.55	$4.05	$3.70	$2.53	$3.44	$3.76	$7.74	$8.80
Number of accumulation units outstanding at end of period	0	1,373	0	0	16,641	337	1,692	1,752	1,471	63

CFI 11

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.23	$15.31	$16.43	$14.32	$13.28	$13.53	$12.74	$10.92	$9.61	$9.74
Value at end of period	$20.21	$18.23	$15.31	$16.43	$14.32	$13.28	$13.53	$12.74	$10.92	$9.61
Number of accumulation units outstanding at end of period	37,259	97,731	45,820	56,814	103,075	135,487	138,290	138,634	120,624	119,673
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.28	$14.16	$14.45	$13.18	$12.40	$12.96	$12.90	$13.44	$12.45	$12.01
Value at end of period	$16.69	$15.28	$14.16	$14.45	$13.18	$12.40	$12.96	$12.90	$13.44	$12.45
Number of accumulation units outstanding at end of period	3,322	7,903	19,377	9,468	21,928	26,608	35,445	38,989	49,319	45,989
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.75	$11.30	$12.40	$10.02	$9.45	$10.04
Value at end of period	$13.64	$13.75	$11.30	$12.40	$10.02	$9.45
Number of accumulation units outstanding at end of period	1,351	1,351	6,314	7,543	15,330	16,162
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.88	$10.67	$10.51	$10.45	$10.43	$10.43	$10.42	$10.42	$10.42	$10.42
Value at end of period	$10.91	$10.88	$10.67	$10.51	$10.45	$10.43	$10.43	$10.42	$10.42	$10.42
Number of accumulation units outstanding at end of period	159,915	82,714	40,943	32,349	34,419	38,594	53,242	50,446	45,828	68,239
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.35	$18.89	$19.77	$16.43	$14.97	$15.18	$13.71	$10.50	$9.07	$9.09
Value at end of period	$28.55	$24.35	$18.89	$19.77	$16.43	$14.97	$15.18	$13.71	$10.50	$9.07
Number of accumulation units outstanding at end of period	159,996	170,525	191,369	207,686	323,310	348,920	379,460	431,133	374,044	385,420
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$15.10	$14.61
Value at end of period	$16.01	$15.10
Number of accumulation units outstanding at end of period	3,908	11,866
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.22	$19.29	$19.92	$18.76	$16.37	$16.71	$16.51	$15.64	$13.71	$13.13
Value at end of period	$23.47	$22.22	$19.29	$19.92	$18.76	$16.37	$16.71	$16.51	$15.64	$13.71
Number of accumulation units outstanding at end of period	0	0	0	1,482	2,614	5,498	6,990	7,053	7,906	5,355
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.29	$19.45	$20.87	$16.74	$15.18	$15.06	$13.22	$9.95	$8.69	$8.70
Value at end of period	$29.32	$25.29	$19.45	$20.87	$16.74	$15.18	$15.06	$13.22	$9.95	$8.69
Number of accumulation units outstanding at end of period	6,428	21,997	37,717	41,991	112,655	128,453	145,794	152,944	153,342	141,118
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.87	$18.79	$21.93	$19.31	$16.34	$16.64	$15.19	$11.29	$9.59	$9.70
Value at end of period	$25.84	$23.87	$18.79	$21.93	$19.31	$16.34	$16.64	$15.19	$11.29	$9.59
Number of accumulation units outstanding at end of period	6,609	7,112	9,773	10,857	53,772	65,618	71,260	88,567	90,639	100,862
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.09	$18.95	$21.64	$19.69	$15.46	$15.97	$15.15	$10.62	$9.45	$9.52
Value at end of period	$24.33	$23.09	$18.95	$21.64	$19.69	$15.46	$15.97	$15.15	$10.62	$9.45
Number of accumulation units outstanding at end of period	9,251	12,171	12,175	13,389	38,559	43,992	52,904	52,445	54,463	60,077
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.11	$15.57	$15.66	$14.91	$14.29	$14.20	$13.32	$13.33	$12.19	$11.33
Value at end of period	$18.44	$17.11	$15.57	$15.66	$14.91	$14.29	$14.20	$13.32	$13.33	$12.19
Number of accumulation units outstanding at end of period	34,885	42,665	49,347	64,341	142,729	173,998	94,548	91,054	98,333	105,331
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.81	$10.55	$12.23	$9.79	$9.71	$9.80	$10.42	$8.58	$7.22	$8.23
Value at end of period	$13.82	$12.81	$10.55	$12.23	$9.79	$9.71	$9.80	$10.42	$8.58	$7.22
Number of accumulation units outstanding at end of period	13,219	8,335	10,248	8,863	9,253	10,617	10,940	10,254	2,880	2,713

CFI 12

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$34.44	$25.94	$26.33	$20.30	$19.52	$18.35	$16.15	$12.33	$10.44	$10.34
Value at end of period	$45.08	$34.44	$25.94	$26.33	$20.30	$19.52	$18.35	$16.15	$12.33	$10.44
Number of accumulation units outstanding at end of period	213,707	245,845	269,954	309,283	94,864	109,685	118,698	87,123	90,959	82,588
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$22.09	$17.66	$19.15	$16.87	$14.81	$15.50	$14.08	$10.76	$9.38	$9.06
Value at end of period	$23.48	$22.09	$17.66	$19.15	$16.87	$14.81	$15.50	$14.08	$10.76	$9.38
Number of accumulation units outstanding at end of period	733	1,820	1,845	1,846	14,825	20,206	27,737	19,369	19,245	18,949
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$30.96	$23.93	$25.87	$20.68	$19.28	$19.18	$17.62	$13.35	$11.69	$11.75
Value at end of period	$43.69	$30.96	$23.93	$25.87	$20.68	$19.28	$19.18	$17.62	$13.35	$11.69
Number of accumulation units outstanding at end of period	4,328	4,327	16,565	18,644	29,087	30,097	31,184	30,387	25,486	22,859
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$51.41	$37.85	$38.22	$29.12	$27.32	$25.39	$22.45	$17.01	$14.86	$14.26
Value at end of period	$71.19	$51.41	$37.85	$38.22	$29.12	$27.32	$25.39	$22.45	$17.01	$14.86
Number of accumulation units outstanding at end of period	865	6,413	6,408	6,468	20,270	26,651	15,693	9,731	9,207	1,546
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$28.85	$21.96	$22.75	$18.56	$16.73	$16.39	$14.51	$10.99	$9.51	$9.27
Value at end of period	$35.15	$28.85	$21.96	$22.75	$18.56	$16.73	$16.39	$14.51	$10.99	$9.51
Number of accumulation units outstanding at end of period	66,408	69,564	98,201	108,222	10,601	11,045	1,640	2,559	4,944	2,557
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$33.50	$26.67	$28.63	$25.29	$21.93	$22.79	$20.31	$15.45	$13.33	$13.25
Value at end of period	$33.90	$33.50	$26.67	$28.63	$25.29	$21.93	$22.79	$20.31	$15.45	$13.33
Number of accumulation units outstanding at end of period	908	1,020	1,374	2,558	15,611	15,614	12,743	4,718	4,993	5,579
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$46.19	$34.34	$36.29	$29.18	$27.32	$27.53	$24.78	$18.37	$15.91	$16.26
Value at end of period	$62.14	$46.19	$34.34	$36.29	$29.18	$27.32	$27.53	$24.78	$18.37	$15.91
Number of accumulation units outstanding at end of period	1,553	1,553	1,238	1,238	1,754	2,293	1,754	1,755	1,748	1,734
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2011)
Value at beginning of period	$27.85	$21.43	$23.63	$20.03	$17.66	$18.17	$16.12	$12.02	$10.27	$9.30
Value at end of period	$32.49	$27.85	$21.43	$23.63	$20.03	$17.66	$18.17	$16.12	$12.02	$10.27
Number of accumulation units outstanding at end of period	59,789	71,777	78,764	85,744	13,214	11,086	9,822	2,765	682	362
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.70	$21.33	$24.04	$21.04	$17.37	$18.20	$17.34	$12.50	$10.77	$11.21
Value at end of period	$31.92	$26.70	$21.33	$24.04	$21.04	$17.37	$18.20	$17.34	$12.50	$10.77
Number of accumulation units outstanding at end of period	2,866	2,865	1,839	317	10,280	11,236	1,331	1,304	837	838
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$26.48	$21.07	$25.04	$21.09	$18.60	$18.77	$17.77	$12.78	$11.10	$11.00
Value at end of period	$33.47	$26.48	$21.07	$25.04	$21.09	$18.60	$18.77	$17.77	$12.78	$11.10
Number of accumulation units outstanding at end of period	25,485	29,271	35,248	38,573	476	4,532	476	288	288	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$25.10	$19.88	$23.63	$21.23	$17.06	$17.19	$16.14	$11.71	$10.23	$10.49
Value at end of period	$28.18	$25.10	$19.88	$23.63	$21.23	$17.06	$17.19	$16.14	$11.71	$10.23
Number of accumulation units outstanding at end of period	3,448	3,482	3,489	3,918	21,635	22,737	29,534	31,624	32,853	39,333
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$16.93	$14.34	$15.21	$13.19	$12.46	$12.47	$11.81	$10.15	$8.95	$9.23
Value at end of period	$19.23	$16.93	$14.34	$15.21	$13.19	$12.46	$12.47	$11.81	$10.15	$8.95
Number of accumulation units outstanding at end of period	3,599	3,600	3,598	3,599	3,599	4,392	7,498	6,934	30,128	38,964

CFI 13

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$17.76	$14.56	$15.89	$13.30	$12.52	$12.58	$11.91	$9.89	$8.60	$9.01
Value at end of period	$20.32	$17.76	$14.56	$15.89	$13.30	$12.52	$12.58	$11.91	$9.89	$8.60
Number of accumulation units outstanding at end of period	7,367	7,180	7,182	1,318	2,175	2,154	2,332	27,484	27,049	24,808
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$17.80	$14.37	$16.00	$13.20	$12.41	$12.53	$11.81	$9.56	$8.28	$8.73
Value at end of period	$20.70	$17.80	$14.37	$16.00	$13.20	$12.41	$12.53	$11.81	$9.56	$8.28
Number of accumulation units outstanding at end of period	8,537	8,538	14,974	14,980	14,976	14,535	15,438	14,064	10,218	8,279
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2018)
Value at beginning of period	$23.89	$19.19	$22.68
Value at end of period	$27.72	$23.89	$19.19
Number of accumulation units outstanding at end of period	0	0	215
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$16.64	$14.71	$15.17	$13.88	$13.29	$13.27	$12.55	$12.08
Value at end of period	$18.63	$16.64	$14.71	$15.17	$13.88	$13.29	$13.27	$12.55
Number of accumulation units outstanding at end of period	3,681	3,681	3,681	3,682	3,681	8,572	0	1,366
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$17.57	$15.30	$15.94	$14.42	$13.65	$13.67	$12.82	$11.44	$10.19	$10.01
Value at end of period	$19.40	$17.57	$15.30	$15.94	$14.42	$13.65	$13.67	$12.82	$11.44	$10.19
Number of accumulation units outstanding at end of period	12	12	12	469	2,795	2,809	2,786	2,701	2,496	2,340
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$18.27	$14.87	$16.22	$13.76	$12.87	$13.03	$12.22	$9.99	$8.68	$8.95
Value at end of period	$20.90	$18.27	$14.87	$16.22	$13.76	$12.87	$13.03	$12.22	$9.99	$8.68
Number of accumulation units outstanding at end of period	4,475	4,729	11,571	9,823	12,447	12,412	12,311	14,852	14,805	17,840
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.01	$15.10	$16.08	$14.04	$13.17	$13.24	$12.41	$10.65	$9.37	$9.43
Value at end of period	$20.31	$18.01	$15.10	$16.08	$14.04	$13.17	$13.24	$12.41	$10.65	$9.37
Number of accumulation units outstanding at end of period	7,960	8,230	8,230	8,419	12,464	18,875	18,565	18,875	15,095	14,467
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$15.12	$13.96	$14.01	$13.58	$13.27	$13.24	$12.52	$12.85	$12.37	$11.54
Value at end of period	$16.21	$15.12	$13.96	$14.01	$13.58	$13.27	$13.24	$12.52	$12.85	$12.37
Number of accumulation units outstanding at end of period	50,789	18,582	12,972	5,451	6,500	8,303	6,655	1,616	1,499	1,113
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.32	$22.44	$26.20	$23.58	$19.01	$19.34	$17.20	$13.09	$11.25	$11.62
Value at end of period	$30.36	$29.32	$22.44	$26.20	$23.58	$19.01	$19.34	$17.20	$13.09	$11.25
Number of accumulation units outstanding at end of period	2,269	2,269	3,029	3,029	3,029	2,255	3,196	3,587	3,523	3,295
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.00	$21.66	$22.08	$17.22	$16.35	$17.21	$16.50	$11.88	$9.93	$9.71
Value at end of period	$39.98	$30.00	$21.66	$22.08	$17.22	$16.35	$17.21	$16.50	$11.88	$9.93
Number of accumulation units outstanding at end of period	0	790	1,184	1,184	3,020	3,068	3,440	3,377	3,259	3,155
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.67	$14.96	$16.36	$14.77	$14.64	$14.85	$13.02	$12.52	$9.93	$10.47
Value at end of period	$17.76	$18.67	$14.96	$16.36	$14.77	$14.64	$14.85	$13.02	$12.52	$9.93
Number of accumulation units outstanding at end of period	14	14	14	14	6,912	8,175	5,311	4,997	7,307	3,374
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.83	$16.25	$17.60	$16.73	$16.05	$15.59	$12.01	$11.76	$10.18	$9.30
Value at end of period	$19.47	$20.83	$16.25	$17.60	$16.73	$16.05	$15.59	$12.01	$11.76	$10.18
Number of accumulation units outstanding at end of period	2,264	5,693	5,695	6,341	6,419	8,559	13,078	6,560	6,519	15,603

CFI 14

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$23.48	$17.65	$19.39	$15.95	$14.71	$14.29	$12.66	$9.40	$8.37	$8.78
Value at end of period	$28.52	$23.48	$17.65	$19.39	$15.95	$14.71	$14.29	$12.66	$9.40	$8.37
Number of accumulation units outstanding at end of period	0	0	0	0	726	1,903	1,831	3,970	3,774	3,779
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.96	$17.44	$21.20	$19.12	$15.45	$15.92	$15.26	$10.90	$9.55	$9.81
Value at end of period	$22.96	$20.96	$17.44	$21.20	$19.12	$15.45	$15.92	$15.26	$10.90	$9.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	830	830	830	830	829
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.92	$17.50	$19.98	$16.98	$14.41	$15.33	$14.05	$10.40	$8.77	$8.96
Value at end of period	$21.82	$21.92	$17.50	$19.98	$16.98	$14.41	$15.33	$14.05	$10.40	$8.77
Number of accumulation units outstanding at end of period	541	2,777	2,777	3,381	23,246	28,516	44,281	49,428	41,401	42,419
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.39	$17.81	$19.67	$17.74	$15.39	$15.71	$14.42	$11.54	$10.23	$10.34
Value at end of period	$23.52	$21.39	$17.81	$19.67	$17.74	$15.39	$15.71	$14.42	$11.54	$10.23
Number of accumulation units outstanding at end of period	7,130	8,257	10,361	10,522	41,939	45,864	59,988	67,772	66,464	81,359
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.71	$17.40	$20.14	$17.68	$14.75	$15.19	$13.80	$10.30	$8.99	$9.19
Value at end of period	$22.34	$21.71	$17.40	$20.14	$17.68	$14.75	$15.19	$13.80	$10.30	$8.99
Number of accumulation units outstanding at end of period	0	0	0	0	8,163	9,068	5,192	4,885	4,508	3,880
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$22.10	$16.77	$19.32	$14.15	$14.12	$13.56	$13.26	$10.43	$8.57	$9.33
Value at end of period	$28.25	$22.10	$16.77	$19.32	$14.15	$14.12	$13.56	$13.26	$10.43	$8.57
Number of accumulation units outstanding at end of period	35,262	40,445	44,525	45,479	153,903	177,749	199,040	222,892	230,183	251,434
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$13.99	$10.62	$12.76	$8.92	$7.90	$9.38	$9.29	$9.86	$8.28	$10.13
Value at end of period	$18.66	$13.99	$10.62	$12.76	$8.92	$7.90	$9.38	$9.29	$9.86	$8.28
Number of accumulation units outstanding at end of period	799	488	488	2,456	728	779	817	935	866	2,060
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.15	$20.72	$23.60	$20.75	$18.09	$18.66	$16.23	$12.34	$10.28	$10.09
Value at end of period	$26.22	$26.15	$20.72	$23.60	$20.75	$18.09	$18.66	$16.23	$12.34	$10.28
Number of accumulation units outstanding at end of period	0	899	0	0	2,108	3,177	6,752	5,916	2,618	1,291
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.60	$22.63	$25.29	$21.89	$18.00	$18.69	$17.25	$12.41	$10.46	$10.60
Value at end of period	$33.27	$28.60	$22.63	$25.29	$21.89	$18.00	$18.69	$17.25	$12.41	$10.46
Number of accumulation units outstanding at end of period	0	1,163	1,163	1,163	1,163	1,163	1,163	1,163	1,588	1,662
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$28.65	$23.04	$22.92	$19.92	$18.43	$17.52	$15.62	$12.78	$11.16	$10.85
Value at end of period	$33.80	$28.65	$23.04	$22.92	$19.92	$18.43	$17.52	$15.62	$12.78	$11.16
Number of accumulation units outstanding at end of period	91,305	99,960	106,079	111,072	50,922	64,908	64,420	69,825	65,786	68,165
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$32.06	$23.37	$24.15	$19.35	$18.01	$17.66	$15.79	$11.68	$10.06	$10.44
Value at end of period	$42.27	$32.06	$23.37	$24.15	$19.35	$18.01	$17.66	$15.79	$11.68	$10.06
Number of accumulation units outstanding at end of period	16,247	18,152	21,609	23,002	71,344	85,651	105,463	128,535	134,939	156,105
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.43	$16.95	$18.69	$16.08	$13.54	$14.54	$13.53	$10.43	$8.90	$8.98
Value at end of period	$21.63	$21.43	$16.95	$18.69	$16.08	$13.54	$14.54	$13.53	$10.43	$8.90
Number of accumulation units outstanding at end of period	6,691	6,711	4,713	4,713	6,962	17,619	17,098	23,842	18,517	17,708

CFI 15

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$32.67	$24.97	$25.25	$18.90	$18.62	$16.80	$15.46	$11.10	$9.34	$9.44
Value at end of period	$44.66	$32.67	$24.97	$25.25	$18.90	$18.62	$16.80	$15.46	$11.10	$9.34
Number of accumulation units outstanding at end of period	10,453	19,720	24,709	22,787	45,344	66,274	57,957	70,040	68,451	67,183
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$12.90	$10.11	$11.77	$9.20	$9.03	$9.12	$9.22	$8.06	$6.79	$7.75
Value at end of period	$14.77	$12.90	$10.11	$11.77	$9.20	$9.03	$9.12	$9.22	$8.06	$6.79
Number of accumulation units outstanding at end of period	0	0	0	0	862	854	835	117	384	341
WANGER INTERNATIONAL
Value at beginning of period	$16.33	$12.56	$15.27	$11.49	$11.65	$11.64	$12.17	$9.95	$8.18	$9.59
Value at end of period	$18.68	$16.33	$12.56	$15.27	$11.49	$11.65	$11.64	$12.17	$9.95	$8.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	673	673	673	673	1,970
WANGER SELECT
Value at beginning of period	$22.36	$17.29	$19.74	$15.59	$13.75	$13.72	$13.30	$9.88	$8.34	$10.13
Value at end of period	$28.32	$22.36	$17.29	$19.74	$15.59	$13.75	$13.72	$13.30	$9.88	$8.34
Number of accumulation units outstanding at end of period	0	2,061	2,061	4,071	4,070	4,071	7,723	10,336	10,765	10,617
WANGER USA
Value at beginning of period	$29.05	$22.16	$22.48	$18.80	$16.54	$16.64	$15.88	$11.87	$9.89	$10.25
Value at end of period	$36.08	$29.05	$22.16	$22.48	$18.80	$16.54	$16.64	$15.88	$11.87	$9.89
Number of accumulation units outstanding at end of period	1,104	1,104	26	26	4,492	5,469	5,491	7,821	8,662	9,263
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$25.38	$19.83	$22.98	$20.69	$16.05	$16.82	$15.67	$11.35	$10.00	$10.22
Value at end of period	$25.68	$25.38	$19.83	$22.98	$20.69	$16.05	$16.82	$15.67	$11.35	$10.00
Number of accumulation units outstanding at end of period	653	788	787	787	1,094	439	492	490	490	490

TABLE 3
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.10%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2015)
Value at beginning of period	$32.17	$24.20	$23.64	$18.35	$17.07	$17.47
Value at end of period	$42.69	$32.17	$24.20	$23.64	$18.35	$17.07
Number of accumulation units outstanding at end of period	0	0	0	0	2,735	1,011
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2015)
Value at beginning of period	$27.04	$21.60	$22.82	$18.77	$17.18	$17.45
Value at end of period	$30.78	$27.04	$21.60	$22.82	$18.77	$17.18
Number of accumulation units outstanding at end of period	0	0	0	0	3,500	1,007
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2014)
Value at beginning of period	$14.06	$13.05	$13.40	$13.01	$12.44	$12.72	$12.69
Value at end of period	$15.49	$14.06	$13.05	$13.40	$13.01	$12.44	$12.72
Number of accumulation units outstanding at end of period	0	0	0	0	24,868	17,382	12,063

CFI 16

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$25.92	$20.34	$21.82	$17.71	$15.76	$15.27	$14.03	$10.69	$10.49
Value at end of period	$29.76	$25.92	$20.34	$21.82	$17.71	$15.76	$15.27	$14.03	$10.69
Number of accumulation units outstanding at end of period	536	619	355	169,245	162,853	115,784	95,126	60,186	48,899
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.34	$17.86	$19.80	$15.63	$14.79	$14.42	$14.18	$10.97	$10.70
Value at end of period	$32.06	$23.34	$17.86	$19.80	$15.63	$14.79	$14.42	$14.18	$10.97
Number of accumulation units outstanding at end of period	0	56	56	10,930	9,747	11,586	10,388	13,635	8,509
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.28	$13.24	$13.27	$12.87	$12.53	$12.52	$11.87	$12.12	$12.08
Value at end of period	$15.80	$14.28	$13.24	$13.27	$12.87	$12.53	$12.52	$11.87	$12.12
Number of accumulation units outstanding at end of period	197	54	21	14,068	6,794	9,184	3,785	16,710	10,824
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$41.68	$32.57	$33.60	$26.67	$24.62	$23.40	$21.44	$16.03	$13.31	$14.01
Value at end of period	$57.38	$41.68	$32.57	$33.60	$26.67	$24.62	$23.40	$21.44	$16.03	$13.31
Number of accumulation units outstanding at end of period	669	1,170	726	239,731	232,357	254,642	264,753	265,515	259,161	504
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$35.80	$28.56	$29.47	$24.56	$21.69	$21.76	$19.59	$14.88	$13.24	$12.39
Value at end of period	$38.52	$35.80	$28.56	$29.47	$24.56	$21.69	$21.76	$19.59	$14.88	$13.24
Number of accumulation units outstanding at end of period	333	1,045	518	121,538	119,499	107,204	105,219	100,058	111,096	0
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.16	$12.52	$14.06	$10.74	$11.90	$12.39	$12.53	$10.02	$9.53
Value at end of period	$17.36	$16.16	$12.52	$14.06	$10.74	$11.90	$12.39	$12.53	$10.02
Number of accumulation units outstanding at end of period	0	0	0	15,043	52,710	45,651	32,058	2,213	1,292
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$29.39	$23.65	$24.32	$21.74	$20.18	$20.65	$18.86	$16.00	$16.06
Value at end of period	$33.85	$29.39	$23.65	$24.32	$21.74	$20.18	$20.65	$18.86	$16.00
Number of accumulation units outstanding at end of period	0	0	0	2,806	2,819	2,785	2,060	2,096	3,186
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$11.45
Value at end of period	$13.01
Number of accumulation units outstanding at end of period	85
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.14	$9.34	$10.63
Value at end of period	$12.81	$12.14	$9.34
Number of accumulation units outstanding at end of period	769	960	396
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$23.13	$17.63	$20.40	$18.02	$15.83	$16.71	$15.56
Value at end of period	$24.61	$23.13	$17.63	$20.40	$18.02	$15.83	$16.71
Number of accumulation units outstanding at end of period	0	0	0	0	103,255	82,239	58,203

CFI 17

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$58.97	$44.86	$47.96	$39.39	$36.51	$36.30	$32.46	$24.75	$21.28	$21.86
Value at end of period	$76.91	$58.97	$44.86	$47.96	$39.39	$36.51	$36.30	$32.46	$24.75	$21.28
Number of accumulation units outstanding at end of period	938	2,634	1,469	455,164	519,078	537,161	550,778	493,378	486,225	213
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.47	$27.86	$30.41	$26.96	$22.87	$23.84	$21.95	$17.14	$14.63	$14.50
Value at end of period	$37.81	$35.47	$27.86	$30.41	$26.96	$22.87	$23.84	$21.95	$17.14	$14.63
Number of accumulation units outstanding at end of period	342	1,188	473	100,440	96,917	99,334	104,146	108,184	113,405	260
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$47.64	$35.50	$35.60	$26.37	$26.19	$24.46	$22.00	$16.15	$14.10	$14.08
Value at end of period	$68.48	$47.64	$35.50	$35.60	$26.37	$26.19	$24.46	$22.00	$16.15	$14.10
Number of accumulation units outstanding at end of period	320	1,082	561	128,418	127,667	129,178	132,088	132,639	141,171	91
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$24.29	$19.03	$22.36	$17.18	$18.12	$17.50	$19.06	$14.63	$13.88
Value at end of period	$28.06	$24.29	$19.03	$22.36	$17.18	$18.12	$17.50	$19.06	$14.63
Number of accumulation units outstanding at end of period	137	123	28	9,340	9,188	9,696	6,496	6,441	6,858
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$47.62	$37.73	$43.35	$39.22	$30.15	$32.59	$32.44	$23.83	$20.15	$20.96
Value at end of period	$50.05	$47.62	$37.73	$43.35	$39.22	$30.15	$32.59	$32.44	$23.83	$20.15
Number of accumulation units outstanding at end of period	308	845	463	79,677	79,613	84,598	90,844	94,934	97,307	238
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$116.58	$94.12	$107.24	$79.65	$74.59	$86.88	$91.36	$84.40	$69.91	$85.44
Value at end of period	$136.53	$116.58	$94.12	$107.24	$79.65	$74.59	$86.88	$91.36	$84.40	$69.91
Number of accumulation units outstanding at end of period	95	270	141	47,309	43,784	43,034	42,781	40,368	38,164	22
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$36.50	$28.89	$32.24	$28.27	$23.97	$25.50	$22.81	$16.19	$15.62
Value at end of period	$43.72	$36.50	$28.89	$32.24	$28.27	$23.97	$25.50	$22.81	$16.19
Number of accumulation units outstanding at end of period	0	4	6	11,203	8,787	7,789	12,267	11,171	2,704
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$98.60	$72.17	$74.96	$58.92	$57.67	$54.98	$50.75	$36.25	$36.63
Value at end of period	$140.21	$98.60	$72.17	$74.96	$58.92	$57.67	$54.98	$50.75	$36.25
Number of accumulation units outstanding at end of period	13	20	11	2,923	2,658	2,465	2,385	2,288	2,218
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$24.91	$19.34	$21.36	$18.90	$17.15	$18.22	$16.87	$13.06	$11.48	$11.50
Value at end of period	$28.33	$24.91	$19.34	$21.36	$18.90	$17.15	$18.22	$16.87	$13.06	$11.48
Number of accumulation units outstanding at end of period	124	317	95	10,744	9,883	9,876	13,639	9,270	8,935	0
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during July 2015)
Value at beginning of period	$20.26	$13.50	$14.24	$10.73	$10.56	$11.51
Value at end of period	$27.54	$20.26	$13.50	$14.24	$10.73	$10.56
Number of accumulation units outstanding at end of period	0	0	0	0	3,342	2,653
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$30.18	$24.63	$29.02	$27.19	$23.38	$24.33	$21.84	$16.77	$14.66	$15.29
Value at end of period	$30.90	$30.18	$24.63	$29.02	$27.19	$23.38	$24.33	$21.84	$16.77	$14.66
Number of accumulation units outstanding at end of period	433	1,085	561	107,583	104,333	120,052	122,321	118,887	114,648	82

CFI 18

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$24.91	$20.64	$21.54	$19.05	$18.02	$18.14	$16.81	$14.46	$14.29
Value at end of period	$28.93	$24.91	$20.64	$21.54	$19.05	$18.02	$18.14	$16.81	$14.46
Number of accumulation units outstanding at end of period	0	25	25	2,982	3,950	3,821	3,023	2,656	6,368
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.52	$17.10	$17.50	$16.90	$16.08	$16.55	$16.07	$17.71	$17.60
Value at end of period	$20.67	$18.52	$17.10	$17.50	$16.90	$16.08	$16.55	$16.07	$17.71
Number of accumulation units outstanding at end of period	822	966	647	158,153	150,247	140,773	145,022	147,031	136,537
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$25.23	$22.06	$22.84	$21.32	$18.68	$19.47	$19.47	$17.39	$16.95
Value at end of period	$25.83	$25.23	$22.06	$22.84	$21.32	$18.68	$19.47	$19.47	$17.39
Number of accumulation units outstanding at end of period	105	488	210	84,814	69,777	69,423	71,399	54,662	42,419
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$37.95	$37.74	$37.31	$36.49	$34.38	$35.95	$35.43	$34.69	$29.99	$30.75
Value at end of period	$36.24	$37.95	$37.74	$37.31	$36.49	$34.38	$35.95	$35.43	$34.69	$29.99
Number of accumulation units outstanding at end of period	122	214	142	21,394	20,330	26,733	27,196	24,599	26,712	7
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$29.31	$24.63	$26.46	$23.09	$21.44	$21.86	$20.60	$17.67	$15.57	$15.79
Value at end of period	$32.45	$29.31	$24.63	$26.46	$23.09	$21.44	$21.86	$20.60	$17.67	$15.57
Number of accumulation units outstanding at end of period	370	654	409	68,815	68,010	74,433	76,359	84,772	83,651	66
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.01	$16.71	$17.07	$15.58	$14.67	$15.17	$15.12	$15.77	$15.80
Value at end of period	$19.65	$18.01	$16.71	$17.07	$15.58	$14.67	$15.17	$15.12	$15.77
Number of accumulation units outstanding at end of period	491	732	360	80,049	78,006	70,637	69,694	73,989	76,424
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.68	$11.26	$12.36	$10.00	$9.44	$10.04
Value at end of period	$13.56	$13.68	$11.26	$12.36	$10.00	$9.44
Number of accumulation units outstanding at end of period	238	1,660	512	85,663	92,110	107,678
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.91	$14.64	$14.43	$14.36	$14.35	$14.36	$14.37	$14.38	$14.39
Value at end of period	$14.94	$14.91	$14.64	$14.43	$14.36	$14.35	$14.36	$14.37	$14.38
Number of accumulation units outstanding at end of period	1,163	1,424	892	91,391	125,916	101,306	103,456	111,436	99,589
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$28.69	$22.28	$23.34	$19.42	$17.71	$17.98	$16.26	$12.45	$10.77	$10.81
Value at end of period	$33.61	$28.69	$22.28	$23.34	$19.42	$17.71	$17.98	$16.26	$12.45	$10.77
Number of accumulation units outstanding at end of period	1,106	1,497	792	151,614	153,119	159,709	160,772	166,922	152,682	188
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.39	$29.55	$31.74	$25.49	$23.14	$22.97	$20.19	$15.21	$13.30	$13.33
Value at end of period	$44.46	$38.39	$29.55	$31.74	$25.49	$23.14	$22.97	$20.19	$15.21	$13.30
Number of accumulation units outstanding at end of period	406	471	311	54,992	53,908	72,699	68,027	37,725	33,638	294
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$64.74	$50.99	$59.59	$52.52	$44.50	$45.35	$41.44	$30.83	$26.22	$26.55
Value at end of period	$70.01	$64.74	$50.99	$59.59	$52.52	$44.50	$45.35	$41.44	$30.83	$26.22
Number of accumulation units outstanding at end of period	575	1,355	690	164,036	153,766	150,142	154,521	155,922	148,870	35

CFI 19

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$46.16	$37.93	$43.34	$39.47	$31.03	$32.09	$30.47	$21.37	$19.04	$19.20
Value at end of period	$48.59	$46.16	$37.93	$43.34	$39.47	$31.03	$32.09	$30.47	$21.37	$19.04
Number of accumulation units outstanding at end of period	466	991	536	91,176	82,340	78,581	79,692	83,188	79,653	100
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$28.43	$25.91	$26.08	$24.85	$23.84	$23.73	$22.26	$22.31	$20.42	$19.01
Value at end of period	$30.62	$28.43	$25.91	$26.08	$24.85	$23.84	$23.73	$22.26	$22.31	$20.42
Number of accumulation units outstanding at end of period	702	3,262	1,632	342,701	484,864	428,891	154,384	145,532	135,956	11
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.66	$10.44	$12.11	$9.71	$9.64	$9.73	$10.36	$8.54	$7.20	$8.20
Value at end of period	$13.65	$12.66	$10.44	$12.11	$9.71	$9.64	$9.73	$10.36	$8.54	$7.20
Number of accumulation units outstanding at end of period	158	288	71	7,581	73,314	73,255	54,039	9,202	15,357	51
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$34.13	$25.73	$26.15	$20.17	$19.42	$18.28	$16.10	$12.31	$10.43	$10.33
Value at end of period	$44.63	$34.13	$25.73	$26.15	$20.17	$19.42	$18.28	$16.10	$12.31	$10.43
Number of accumulation units outstanding at end of period	319	321	172	44,733	42,267	37,148	31,019	16,560	14,213	53
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$21.03	$16.82	$18.27	$16.10	$14.15	$14.83	$13.48	$10.31	$9.00	$8.70
Value at end of period	$22.33	$21.03	$16.82	$18.27	$16.10	$14.15	$14.83	$13.48	$10.31	$9.00
Number of accumulation units outstanding at end of period	1,760	5,790	3,045	515,500	524,899	577,615	607,099	646,937	625,390	160
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$47.75	$36.96	$39.98	$32.00	$29.86	$29.73	$27.34	$20.74	$20.69
Value at end of period	$67.33	$47.75	$36.96	$39.98	$32.00	$29.86	$29.73	$27.34	$20.74
Number of accumulation units outstanding at end of period	42	249	117	48,644	82,639	71,979	56,196	33,476	30,375
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$50.87	$37.49	$37.89	$28.90	$27.14	$25.25	$22.35	$16.95	$17.44
Value at end of period	$70.37	$50.87	$37.49	$37.89	$28.90	$27.14	$25.25	$22.35	$16.95
Number of accumulation units outstanding at end of period	182	233	164	21,190	15,473	9,999	10,925	10,789	17,219
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$28.51	$21.73	$22.53	$18.40	$16.60	$16.28	$14.47
Value at end of period	$34.71	$28.51	$21.73	$22.53	$18.40	$16.60	$16.28
Number of accumulation units outstanding at end of period	0	0	0	0	119,713	93,090	66,048
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$27.52	$21.20	$23.40	$19.86	$17.53	$18.05	$16.63
Value at end of period	$32.08	$27.52	$21.20	$23.40	$19.86	$17.53	$18.05
Number of accumulation units outstanding at end of period	0	0	0	0	44,309	35,923	31,417
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$26.39	$21.10	$23.81	$20.86	$17.24	$18.08	$17.55
Value at end of period	$31.52	$26.39	$21.10	$23.81	$20.86	$17.24	$18.08
Number of accumulation units outstanding at end of period	0	0	0	0	48,278	37,827	32,880
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$28.12	$22.40	$26.65	$22.47	$19.83	$20.03	$18.99	$13.67	$13.60
Value at end of period	$35.50	$28.12	$22.40	$26.65	$22.47	$19.83	$20.03	$18.99	$13.67
Number of accumulation units outstanding at end of period	59	353	142	68,779	93,257	89,463	74,586	64,961	64,892

CFI 20

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$56.36	$44.70	$53.17	$47.82	$38.45	$38.80	$36.45	$26.49	$23.15	$23.77
Value at end of period	$63.22	$56.36	$44.70	$53.17	$47.82	$38.45	$38.80	$36.45	$26.49	$23.15
Number of accumulation units outstanding at end of period	266	681	351	122,279	118,344	113,827	111,377	106,106	102,714	0
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$22.16	$18.78	$19.94	$17.32	$16.37	$16.40	$15.55	$13.38	$13.22
Value at end of period	$25.14	$22.16	$18.78	$19.94	$17.32	$16.37	$16.40	$15.55	$13.38
Number of accumulation units outstanding at end of period	1,814	6,548	3,120	309,132	254,668	233,332	213,934	207,545	183,303
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$24.12	$19.80	$21.63	$18.12	$17.08	$17.18	$16.27	$13.53	$13.32
Value at end of period	$27.58	$24.12	$19.80	$21.63	$18.12	$17.08	$17.18	$16.27	$13.53
Number of accumulation units outstanding at end of period	3,288	9,341	4,846	381,618	352,012	353,750	319,965	278,405	245,400
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$25.00	$20.20	$22.52	$18.59	$17.49	$17.68	$16.68	$13.52	$13.32
Value at end of period	$29.04	$25.00	$20.20	$22.52	$18.59	$17.49	$17.68	$16.68	$13.52
Number of accumulation units outstanding at end of period	2,771	8,924	3,594	686,117	638,732	573,680	509,461	447,287	368,560
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.66	$19.02	$21.29	$17.52	$16.47	$16.63	$15.67	$12.70	$12.49
Value at end of period	$27.42	$23.66	$19.02	$21.29	$17.52	$16.47	$16.63	$15.67	$12.70
Number of accumulation units outstanding at end of period	1,038	1,514	646	199,673	163,785	134,647	101,667	71,671	42,347
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.35	$17.12	$17.68	$16.19	$15.51	$15.51	$14.68	$13.74	$13.68
Value at end of period	$21.64	$19.35	$17.12	$17.68	$16.19	$15.51	$15.51	$14.68	$13.74
Number of accumulation units outstanding at end of period	510	970	412	126,011	133,957	145,718	87,637	84,606	93,046
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$26.59	$23.18	$24.18	$21.90	$20.74	$20.80	$19.53	$17.44	$15.54	$15.28
Value at end of period	$29.34	$26.59	$23.18	$24.18	$21.90	$20.74	$20.80	$19.53	$17.44	$15.54
Number of accumulation units outstanding at end of period	41	33	17	5,359	4,688	4,507	5,129	11,052	11,112	9
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$26.33	$21.45	$23.42	$19.89	$18.62	$18.86	$17.72	$14.49	$14.26
Value at end of period	$30.09	$26.33	$21.45	$23.42	$19.89	$18.62	$18.86	$17.72	$14.49
Number of accumulation units outstanding at end of period	0	4	4	9,371	5,128	4,936	2,062	2,265	2,772
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$26.26	$22.04	$23.48	$20.53	$19.27	$19.40	$18.20	$15.63	$15.40
Value at end of period	$29.57	$26.26	$22.04	$23.48	$20.53	$19.27	$19.40	$18.20	$15.63
Number of accumulation units outstanding at end of period	0	0	0	18,391	15,107	14,605	15,164	12,898	12,297
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$48.85	$37.42	$43.73	$39.39	$31.79	$32.38	$28.82	$21.96	$18.89	$19.53
Value at end of period	$50.51	$48.85	$37.42	$43.73	$39.39	$31.79	$32.38	$28.82	$21.96	$18.89
Number of accumulation units outstanding at end of period	123	354	224	15,867	22,333	14,436	16,279	16,637	6,031	0

CFI 21

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$59.88	$43.27	$44.15	$34.47	$32.76	$34.53	$33.13	$23.88	$19.98	$19.56
Value at end of period	$79.71	$59.88	$43.27	$44.15	$34.47	$32.76	$34.53	$33.13	$23.88	$19.98
Number of accumulation units outstanding at end of period	192	257	168	25,168	23,779	29,026	30,225	31,239	30,046	211
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.46	$14.81	$16.21	$14.64	$14.53	$14.75	$12.95	$12.47	$9.90	$10.45
Value at end of period	$17.55	$18.46	$14.81	$16.21	$14.64	$14.53	$14.75	$12.95	$12.47	$9.90
Number of accumulation units outstanding at end of period	665	1,599	831	159,343	157,367	156,462	135,376	129,226	117,501	90
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$24.11	$18.83	$20.41	$19.42	$18.65	$18.14	$15.27
Value at end of period	$22.51	$24.11	$18.83	$20.41	$19.42	$18.65	$18.14
Number of accumulation units outstanding at end of period	0	0	0	0	11,211	9,243	7,133
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$53.38	$40.16	$44.17	$36.37	$33.58	$32.64	$28.97	$21.52	$21.41
Value at end of period	$64.77	$53.38	$40.16	$44.17	$36.37	$33.58	$32.64	$28.97	$21.52
Number of accumulation units outstanding at end of period	0	10	5	2,397	1,852	1,543	1,860	1,737	2,993
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$33.58	$26.84	$30.67	$26.09	$22.17	$23.60	$21.65	$16.05	$13.54	$13.85
Value at end of period	$33.39	$33.58	$26.84	$30.67	$26.09	$22.17	$23.60	$21.65	$16.05	$13.54
Number of accumulation units outstanding at end of period	237	242	199	9,617	9,025	10,691	9,683	13,523	4,967	148
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$27.13	$22.61	$25.00	$22.56	$19.59	$20.02	$18.40	$14.74	$13.08	$13.23
Value at end of period	$29.80	$27.13	$22.61	$25.00	$22.56	$19.59	$20.02	$18.40	$14.74	$13.08
Number of accumulation units outstanding at end of period	810	2,260	1,045	122,813	124,381	133,811	138,769	144,017	140,209	607
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$29.14	$23.39	$27.09	$23.81	$19.87	$20.49	$18.63	$13.93	$13.94
Value at end of period	$29.96	$29.14	$23.39	$27.09	$23.81	$19.87	$20.49	$18.63	$13.93
Number of accumulation units outstanding at end of period	265	285	100	2,565	570	6,586	10,425	11,792	1,232
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$33.44	$25.40	$29.29	$21.48	$21.45	$20.62	$20.17	$15.89	$13.07	$14.24
Value at end of period	$42.69	$33.44	$25.40	$29.29	$21.48	$21.45	$20.62	$20.17	$15.89	$13.07
Number of accumulation units outstanding at end of period	733	1,452	841	136,583	137,257	148,783	152,883	169,607	172,634	423
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.79	$26.44	$31.80	$22.26	$19.73	$23.45	$23.26	$24.70	$20.76	$25.42
Value at end of period	$46.37	$34.79	$26.44	$31.80	$22.26	$19.73	$23.45	$23.26	$24.70	$20.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	80	80	80	80	69
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$49.40	$39.18	$44.67	$39.31	$34.31	$35.42	$30.84	$23.47	$19.57	$19.24
Value at end of period	$49.49	$49.40	$39.18	$44.67	$39.31	$34.31	$35.42	$30.84	$23.47	$19.57
Number of accumulation units outstanding at end of period	76	83	73	14,956	14,220	13,927	8,955	9,649	7,427	159
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$37.82	$30.44	$30.31	$26.37	$24.43	$23.24	$20.74	$16.99	$14.85	$14.45
Value at end of period	$44.57	$37.82	$30.44	$30.31	$26.37	$24.43	$23.24	$20.74	$16.99	$14.85
Number of accumulation units outstanding at end of period	2,289	5,154	1,327	512,988	524,983	444,957	394,175	323,985	275,397	83

CFI 22

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$44.89	$32.75	$33.88	$27.18	$25.32	$24.85	$22.24	$16.47	$14.20	$14.76
Value at end of period	$59.13	$44.89	$32.75	$33.88	$27.18	$25.32	$24.85	$22.24	$16.47	$14.20
Number of accumulation units outstanding at end of period	373	751	441	55,527	56,577	57,862	54,905	56,748	55,835	442
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$41.47	$32.84	$36.25	$31.22	$26.31	$28.29	$26.35	$20.33	$20.02
Value at end of period	$41.82	$41.47	$32.84	$36.25	$31.22	$26.31	$28.29	$26.35	$20.33
Number of accumulation units outstanding at end of period	34	66	31	21,496	19,063	22,110	21,957	25,492	21,172
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$58.16	$44.50	$45.04	$33.75	$33.28	$30.06	$27.69	$19.90	$16.75	$16.95
Value at end of period	$79.42	$58.16	$44.50	$45.04	$33.75	$33.28	$30.06	$27.69	$19.90	$16.75
Number of accumulation units outstanding at end of period	455	1,467	734	248,052	246,644	260,415	261,639	257,213	245,079	168
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.32	$19.07	$22.23	$17.40	$17.09	$17.27	$17.48	$15.31	$12.90	$14.73
Value at end of period	$27.81	$24.32	$19.07	$22.23	$17.40	$17.09	$17.27	$17.48	$15.31	$12.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	35	35	35	35	30
WANGER INTERNATIONAL
Value at beginning of period	$18.09	$13.93	$16.95	$12.76	$12.96	$12.96	$13.57	$11.10	$9.14	$10.72
Value at end of period	$20.67	$18.09	$13.93	$16.95	$12.76	$12.96	$12.96	$13.57	$11.10	$9.14
Number of accumulation units outstanding at end of period	0	170	170	5,598	18,685	6,063	20,137	10,678	11,140	95
WANGER SELECT
Value at beginning of period	$38.74	$29.99	$34.27	$27.08	$23.92	$23.88	$23.18	$17.24	$14.57	$17.71
Value at end of period	$49.01	$38.74	$29.99	$34.27	$27.08	$23.92	$23.88	$23.18	$17.24	$14.57
Number of accumulation units outstanding at end of period	459	837	407	97,348	94,503	106,402	112,788	115,678	121,183	22
WANGER USA
Value at beginning of period	$43.57	$33.27	$33.79	$28.29	$24.91	$25.09	$23.96	$17.93	$14.96	$15.52
Value at end of period	$54.07	$43.57	$33.27	$33.79	$28.29	$24.91	$25.09	$23.96	$17.93	$14.96
Number of accumulation units outstanding at end of period	213	437	241	39,921	40,529	50,655	52,044	53,568	52,295	44
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$62.67	$49.00	$56.85	$51.24	$39.80	$41.74	$38.91	$28.21	$24.89	$25.47
Value at end of period	$63.33	$62.67	$49.00	$56.85	$51.24	$39.80	$41.74	$38.91	$28.21	$24.89
Number of accumulation units outstanding at end of period	308	471	229	34,527	33,728	39,085	43,456	44,890	46,010	27

TABLE 4
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.15%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$41.67
Value at end of period	$51.46
Number of accumulation units outstanding at end of period	27

CFI 23

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2020)
Value at beginning of period	$33.34
Value at end of period	$42.43
Number of accumulation units outstanding at end of period	40
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2020)
Value at beginning of period	$27.38
Value at end of period	$30.59
Number of accumulation units outstanding at end of period	17
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.98	$12.98	$13.34	$12.96	$12.39	$12.68	$12.37	$12.83
Value at end of period	$15.40	$13.98	$12.98	$13.34	$12.96	$12.39	$12.68	$12.37
Number of accumulation units outstanding at end of period	116	0	0	0	0	0	0	4,316
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-4)
Value at beginning of period	$30.92
Value at end of period	$37.74
Number of accumulation units outstanding at end of period	69
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2020)
Value at beginning of period	$26.46
Value at end of period	$29.57
Number of accumulation units outstanding at end of period	1,352
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during July 2020)
Value at beginning of period	$23.90
Value at end of period	$31.85
Number of accumulation units outstanding at end of period	23
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$42.97
Value at end of period	$56.90
Number of accumulation units outstanding at end of period	146
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during December 2013)
Value at beginning of period	$23.41	$20.31	$24.98	$22.43	$18.11	$20.23	$18.47	$18.47
Value at end of period	$24.28	$23.41	$20.31	$24.98	$22.43	$18.11	$20.23	$18.47
Number of accumulation units outstanding at end of period	139	139	139	159	159	298	298	127
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$43.58
Value at end of period	$46.81
Number of accumulation units outstanding at end of period	4
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.06	$12.45	$13.99	$10.69	$11.85	$12.34	$12.48	$10.94
Value at end of period	$17.24	$16.06	$12.45	$13.99	$10.69	$11.85	$12.34	$12.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,445

CFI 24

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$29.84
Value at end of period	$33.47
Number of accumulation units outstanding at end of period	158
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$13.55
Value at end of period	$12.99
Number of accumulation units outstanding at end of period	52
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.00	$17.54	$20.30	$17.94	$15.76	$16.65	$14.89	$12.84
Value at end of period	$24.45	$23.00	$17.54	$20.30	$17.94	$15.76	$16.65	$14.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	18,238
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2020)
Value at beginning of period	$18.45
Value at end of period	$17.97
Number of accumulation units outstanding at end of period	9
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$58.33	$44.40	$47.49	$39.03	$36.19	$36.00	$32.21	$27.79
Value at end of period	$76.05	$58.33	$44.40	$47.49	$39.03	$36.19	$36.00	$32.21
Number of accumulation units outstanding at end of period	8	0	0	0	0	0	0	19,678
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during January 2020)
Value at beginning of period	$21.41
Value at end of period	$27.44
Number of accumulation units outstanding at end of period	87
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.95
Value at end of period	$20.71
Number of accumulation units outstanding at end of period	73
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$28.99	$24.38	$26.20	$25.38
Value at end of period	$32.09	$28.99	$24.38	$26.20
Number of accumulation units outstanding at end of period	535	594	635	680
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2020)
Value at beginning of period	$13.91
Value at end of period	$13.52
Number of accumulation units outstanding at end of period	154
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.75	$14.49	$14.29	$14.23	$14.22	$14.24	$14.26	$14.27
Value at end of period	$14.77	$14.75	$14.49	$14.29	$14.23	$14.22	$14.24	$14.26
Number of accumulation units outstanding at end of period	15	15	15	15	0	0	0	2,332

CFI 25

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$28.38	$22.05	$23.12	$21.91
Value at end of period	$33.23	$28.38	$22.05	$23.12
Number of accumulation units outstanding at end of period	1,571	1,633	1,728	1,836
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.94	$14.46
Value at end of period	$15.81	$14.94
Number of accumulation units outstanding at end of period	271	221
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$28.33
Value at end of period	$30.28
Number of accumulation units outstanding at end of period	304
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.59	$10.38	$12.05	$9.67	$9.60	$9.70	$10.33	$9.14
Value at end of period	$13.56	$12.59	$10.38	$12.05	$9.67	$9.60	$9.70	$10.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	21,063
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$47.31	$36.63	$39.66	$31.75	$29.64	$29.53	$27.17	$23.60
Value at end of period	$66.67	$47.31	$36.63	$39.66	$31.75	$29.64	$29.53	$27.17
Number of accumulation units outstanding at end of period	125	95	95	109	109	205	205	9,786
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$28.35	$21.62	$22.42	$18.32	$16.54	$16.22	$14.39	$12.60
Value at end of period	$34.49	$28.35	$21.62	$22.42	$18.32	$16.54	$16.22	$14.39
Number of accumulation units outstanding at end of period	16	0	0	0	0	0	0	29,107
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$27.36	$21.09	$23.29	$19.77	$17.46	$17.99	$15.99	$13.94
Value at end of period	$31.88	$27.36	$21.09	$23.29	$19.77	$17.46	$17.99	$15.99
Number of accumulation units outstanding at end of period	1,244	0	0	0	0	0	0	9,648
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$26.23	$20.99	$23.69	$20.77	$17.17	$18.02	$17.20	$14.52
Value at end of period	$31.32	$26.23	$20.99	$23.69	$20.77	$17.17	$18.02	$17.20
Number of accumulation units outstanding at end of period	1,463	0	0	0	0	0	0	13,787
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$27.86	$22.20	$26.43	$22.29	$19.69	$19.90	$18.87	$15.91
Value at end of period	$35.16	$27.86	$22.20	$26.43	$22.29	$19.69	$19.90	$18.87
Number of accumulation units outstanding at end of period	62	0	0	0	0	0	0	4,868
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$56.73
Value at end of period	$62.51
Number of accumulation units outstanding at end of period	24
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$39.02
Value at end of period	$44.63
Number of accumulation units outstanding at end of period	100

CFI 26

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$61.73
Value at end of period	$78.97
Number of accumulation units outstanding at end of period	6
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.94	$18.71	$20.29	$19.32	$18.56	$18.06	$13.92	$14.55
Value at end of period	$22.34	$23.94	$18.71	$20.29	$19.32	$18.56	$18.06	$13.92
Number of accumulation units outstanding at end of period	485	356	356	407	407	766	765	1,735
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$35.78
Value at end of period	$43.94
Number of accumulation units outstanding at end of period	1,693
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$34.54	$26.26	$31.60	$22.13	$19.62	$23.33	$23.16	$23.16
Value at end of period	$46.00	$34.54	$26.26	$31.60	$22.13	$19.62	$23.33	$23.16
Number of accumulation units outstanding at end of period	115	115	115	132	132	247	247	101
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$38.97	$30.88	$34.56	$29.95	$24.67	$25.65	$23.71	$23.71
Value at end of period	$45.25	$38.97	$30.88	$34.56	$29.95	$24.67	$25.65	$23.71
Number of accumulation units outstanding at end of period	113	109	109	125	125	236	236	99
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2013)
Value at beginning of period	$37.54	$30.23	$30.12	$26.21	$24.30	$23.12	$20.65	$20.65
Value at end of period	$44.22	$37.54	$30.23	$30.12	$26.21	$24.30	$23.12	$20.65
Number of accumulation units outstanding at end of period	6,710	124	124	142	142	267	267	114
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$41.77
Value at end of period	$41.46
Number of accumulation units outstanding at end of period	1,138
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$60.62
Value at end of period	$78.52
Number of accumulation units outstanding at end of period	1,675

TABLE 5
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$37.56	$28.12	$28.67	$22.55	$22.17	$21.69	$20.75	$15.44	$13.47	$14.25
Value at end of period	$50.87	$37.56	$28.12	$28.67	$22.55	$22.17	$21.69	$20.75	$15.44	$13.47
Number of accumulation units outstanding at end of period	196	0	0	94	361	344	331	313	297	15

CFI 27

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$33.10
Value at end of period	$41.91
Number of accumulation units outstanding at end of period	3,635
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$26.11
Value at end of period	$30.21
Number of accumulation units outstanding at end of period	1,619
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$13.83	$12.86	$13.22	$12.86	$12.31	$12.61	$12.32	$13.59	$12.77	$11.33
Value at end of period	$15.22	$13.83	$12.86	$13.22	$12.86	$12.31	$12.61	$12.32	$13.59	$12.77
Number of accumulation units outstanding at end of period	2,935	2,592	3,480	2,852	1,484	1,192	1,313	593	6,582	9,470
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during August 2020)
Value at beginning of period	$11.71
Value at end of period	$12.69
Number of accumulation units outstanding at end of period	10,951
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$25.47	$20.02	$21.50	$17.48	$15.58	$15.12	$13.92	$10.61	$9.08	$9.28
Value at end of period	$29.20	$25.47	$20.02	$21.50	$17.48	$15.58	$15.12	$13.92	$10.61	$9.08
Number of accumulation units outstanding at end of period	2,073	0	0	0	0	0	0	0	0	0
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$40.83
Value at end of period	$53.60
Number of accumulation units outstanding at end of period	2,353
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$22.94	$17.58	$19.52	$15.42	$14.62	$14.28	$14.06	$10.90	$8.95	$10.48
Value at end of period	$31.45	$22.94	$17.58	$19.52	$15.42	$14.62	$14.28	$14.06	$10.90	$8.95
Number of accumulation units outstanding at end of period	2,544	204	191	167	133	293	340	293	246	3,294
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$14.04	$13.03	$13.08	$12.70	$12.39	$12.39	$11.77	$12.04	$11.40	$10.73
Value at end of period	$15.50	$14.04	$13.03	$13.08	$12.70	$12.39	$12.39	$11.77	$12.04	$11.40
Number of accumulation units outstanding at end of period	2,016	0	0	0	0	0	0	0	0	0
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$40.71	$31.86	$32.91	$26.17	$24.19	$23.03	$21.13	$15.83	$13.16	$13.87
Value at end of period	$55.96	$40.71	$31.86	$32.91	$26.17	$24.19	$23.03	$21.13	$15.83	$13.16
Number of accumulation units outstanding at end of period	14,437	91	91	86	258	663	787	644	541	782
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$34.97	$27.94	$28.87	$24.10	$21.31	$21.41	$19.31	$14.68	$13.09	$12.26
Value at end of period	$37.57	$34.97	$27.94	$28.87	$24.10	$21.31	$21.41	$19.31	$14.68	$13.09
Number of accumulation units outstanding at end of period	2,394	85	81	74	65	57	794	771	814	839
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.19	$20.13	$24.79	$22.28	$18.01	$20.14	$18.40	$12.77	$10.99	$11.91
Value at end of period	$24.02	$23.19	$20.13	$24.79	$22.28	$18.01	$20.14	$18.40	$12.77	$10.99
Number of accumulation units outstanding at end of period	0	0	0	26	26	26	26	24	18	2,700

CFI 28

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2011)
Value at beginning of period	$41.84	$33.64	$39.07	$33.80	$29.32	$30.65	$27.69	$19.19	$15.99	$19.62
Value at end of period	$45.91	$41.84	$33.64	$39.07	$33.80	$29.32	$30.65	$27.69	$19.19	$15.99
Number of accumulation units outstanding at end of period	960	0	0	0	0	0	0	0	0	96
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$15.85	$12.30	$13.84	$10.59	$11.75	$12.25	$12.40	$9.93	$7.94	$8.58
Value at end of period	$17.01	$15.85	$12.30	$13.84	$10.59	$11.75	$12.25	$12.40	$9.93	$7.94
Number of accumulation units outstanding at end of period	61	0	0	0	0	0	35	53	473	316
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$16.51
Value at end of period	$18.94
Number of accumulation units outstanding at end of period	1,733
BLACKROCK MID CAP DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$32.64
Value at end of period	$38.12
Number of accumulation units outstanding at end of period	806
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$28.46	$22.93	$23.62	$21.14	$19.65	$20.14	$18.42	$15.65	$14.20	$13.61
Value at end of period	$32.72	$28.46	$22.93	$23.62	$21.14	$19.65	$20.14	$18.42	$15.65	$14.20
Number of accumulation units outstanding at end of period	278	278	278	276	318	316	404	415	2,991	7,853
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2020)
Value at beginning of period	$20.40
Value at end of period	$21.22
Number of accumulation units outstanding at end of period	805
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during August 2020)
Value at beginning of period	$11.06
Value at end of period	$12.76
Number of accumulation units outstanding at end of period	3,504
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.55
Value at end of period	$24.14
Number of accumulation units outstanding at end of period	1,295
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$57.09	$43.49	$46.57	$38.31	$35.56	$35.41	$31.71	$24.21	$20.85	$21.45
Value at end of period	$74.35	$57.09	$43.49	$46.57	$38.31	$35.56	$35.41	$31.71	$24.21	$20.85
Number of accumulation units outstanding at end of period	86,677	57,538	59,549	63,624	67,557	72,744	77,557	96,589	238,720	238,424
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$34.34	$27.01	$29.53	$26.22	$22.27	$23.25	$21.44	$16.77	$14.33	$14.23
Value at end of period	$36.55	$34.34	$27.01	$29.53	$26.22	$22.27	$23.25	$21.44	$16.77	$14.33
Number of accumulation units outstanding at end of period	16,491	11,610	15,855	14,991	15,726	17,154	19,258	21,819	89,416	93,694
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.12	$34.42	$34.57	$25.64	$25.50	$23.85	$21.49	$15.80	$13.81	$13.82
Value at end of period	$66.19	$46.12	$34.42	$34.57	$25.64	$25.50	$23.85	$21.49	$15.80	$13.81
Number of accumulation units outstanding at end of period	47,523	24,482	26,346	25,972	27,191	31,718	38,383	53,249	156,769	155,677

CFI 29

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.52	$18.45	$21.72	$16.71	$17.64	$17.07	$18.62	$14.31	$11.88	$14.38
Value at end of period	$27.12	$23.52	$18.45	$21.72	$16.71	$17.64	$17.07	$18.62	$14.31	$11.88
Number of accumulation units outstanding at end of period	11,302	11,692	14,473	15,393	13,481	14,346	15,806	19,503	35,531	32,505
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$46.32	$36.76	$42.29	$38.32	$29.51	$31.94	$31.84	$23.43	$19.84	$20.67
Value at end of period	$48.61	$46.32	$36.76	$42.29	$38.32	$29.51	$31.94	$31.84	$23.43	$19.84
Number of accumulation units outstanding at end of period	17,388	16,053	17,389	18,225	22,654	25,497	28,592	38,388	86,728	83,559
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$113.24	$91.56	$104.47	$77.71	$72.89	$85.02	$89.54	$82.84	$68.72	$84.12
Value at end of period	$132.42	$113.24	$91.56	$104.47	$77.71	$72.89	$85.02	$89.54	$82.84	$68.72
Number of accumulation units outstanding at end of period	1,663	1,032	1,083	805	574	678	920	903	765	1,095
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$35.70	$28.30	$31.64	$27.78	$23.59	$25.13	$22.51	$16.00	$13.60	$13.94
Value at end of period	$42.71	$35.70	$28.30	$31.64	$27.78	$23.59	$25.13	$22.51	$16.00	$13.60
Number of accumulation units outstanding at end of period	3,081	0	0	0	0	0	0	0	0	308
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$97.45	$71.44	$74.31	$58.50	$57.35	$54.75	$50.61	$36.21	$37.20
Value at end of period	$138.38	$97.45	$71.44	$74.31	$58.50	$57.35	$54.75	$50.61	$36.21
Number of accumulation units outstanding at end of period	296	602	661	622	493	493	1,087	1,766	5,110
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$24.15	$18.77	$20.77	$18.40	$16.73	$17.80	$16.50	$12.80	$11.27	$11.30
Value at end of period	$27.43	$24.15	$18.77	$20.77	$18.40	$16.73	$17.80	$16.50	$12.80	$11.27
Number of accumulation units outstanding at end of period	4,113	1,818	1,818	1,818	1,818	1,877	2,067	4,041	20,343	18,670
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during August 2020)
Value at beginning of period	$20.96
Value at end of period	$27.26
Number of accumulation units outstanding at end of period	16
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during August 2020)
Value at beginning of period	$21.43
Value at end of period	$25.70
Number of accumulation units outstanding at end of period	116
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$29.35	$23.99	$28.31	$26.57	$22.88	$23.84	$21.43	$16.49	$14.43	$15.07
Value at end of period	$30.01	$29.35	$23.99	$28.31	$26.57	$22.88	$23.84	$21.43	$16.49	$14.43
Number of accumulation units outstanding at end of period	15,276	9,846	11,085	11,906	15,448	16,874	20,098	28,984	128,754	128,102
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during March 2017)
Value at beginning of period	$11.70	$10.76	$10.80	$10.52
Value at end of period	$12.69	$11.70	$10.76	$10.80
Number of accumulation units outstanding at end of period	4,015	2,166	1,731	487
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during January 2011)
Value at beginning of period	$27.26	$21.76	$23.19	$19.64	$17.92	$18.06	$16.42	$11.93	$10.80	$11.27
Value at end of period	$32.42	$27.26	$21.76	$23.19	$19.64	$17.92	$18.06	$16.42	$11.93	$10.80
Number of accumulation units outstanding at end of period	91	438	435	616	90	78	69	27	18	309

CFI 30

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$24.20	$20.08	$20.98	$18.59	$17.61	$17.75	$16.47	$14.20	$12.79	$13.06
Value at end of period	$28.06	$24.20	$20.08	$20.98	$18.59	$17.61	$17.75	$16.47	$14.20	$12.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$18.09	$16.72	$17.14	$16.58	$15.80	$16.28	$15.83	$17.49	$16.12	$14.47
Value at end of period	$20.16	$18.09	$16.72	$17.14	$16.58	$15.80	$16.28	$15.83	$17.49	$16.12
Number of accumulation units outstanding at end of period	1,522	0	0	42	42	42	42	38	829	817
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$24.64	$21.58	$22.38	$20.92	$18.36	$19.16	$19.19	$17.17	$14.83	$15.12
Value at end of period	$25.19	$24.64	$21.58	$22.38	$20.92	$18.36	$19.16	$19.19	$17.17	$14.83
Number of accumulation units outstanding at end of period	1,222	1,145	1,075	1,018	1,110	1,525	1,823	1,756	1,728	1,683
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2020)
Value at beginning of period	$11.73
Value at end of period	$11.95
Number of accumulation units outstanding at end of period	4,739
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$36.91	$36.77	$36.40	$35.65	$33.65	$35.23	$34.77	$34.10	$29.52	$30.31
Value at end of period	$35.19	$36.91	$36.77	$36.40	$35.65	$33.65	$35.23	$34.77	$34.10	$29.52
Number of accumulation units outstanding at end of period	4,102	3,135	4,470	2,663	3,538	3,141	2,766	2,502	2,106	1,930
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.95
Value at end of period	$20.70
Number of accumulation units outstanding at end of period	0
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$28.37	$23.88	$25.70	$22.45	$20.88	$21.33	$20.13	$17.29	$15.25	$15.49
Value at end of period	$31.37	$28.37	$23.88	$25.70	$22.45	$20.88	$21.33	$20.13	$17.29	$15.25
Number of accumulation units outstanding at end of period	33,920	32,614	38,478	53,610	56,709	56,677	64,118	87,159	125,251	127,231
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2020)
Value at beginning of period	$14.76
Value at end of period	$17.11
Number of accumulation units outstanding at end of period	72
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.61	$16.36	$16.74	$15.30	$14.43	$15.12	$15.09	$15.76	$14.64	$14.15
Value at end of period	$19.18	$17.61	$16.36	$16.74	$15.30	$14.43	$15.12	$15.09	$15.76	$14.64
Number of accumulation units outstanding at end of period	18,305	12,070	11,628	12,477	12,075	12,769	20,728	26,666	126,185	150,574
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.58	$11.19	$12.31	$9.97	$9.43	$10.04
Value at end of period	$13.43	$13.58	$11.19	$12.31	$9.97	$9.43
Number of accumulation units outstanding at end of period	16,905	18,794	22,935	24,785	29,492	35,696
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2020)
Value at beginning of period	$13.76
Value at end of period	$15.22
Number of accumulation units outstanding at end of period	610

CFI 31

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$19.38	$18.47	$18.36	$18.13	$17.88	$17.64	$16.86	$17.22	$16.78	$15.66
Value at end of period	$20.06	$19.38	$18.47	$18.36	$18.13	$17.88	$17.64	$16.86	$17.22	$16.78
Number of accumulation units outstanding at end of period	3,465	1,543	1,659	1,657	1,469	296	1,713	2,626	1,934	811
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.44	$14.20	$14.01	$13.96	$13.97	$14.01	$14.04	$14.07	$14.10	$14.14
Value at end of period	$14.44	$14.44	$14.20	$14.01	$13.96	$13.97	$14.01	$14.04	$14.07	$14.10
Number of accumulation units outstanding at end of period	62,743	35,133	34,814	35,345	40,218	54,424	61,512	85,264	294,949	284,731
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$27.77	$21.60	$22.67	$18.88	$17.24	$17.54	$15.88	$12.18	$10.55	$10.61
Value at end of period	$32.48	$27.77	$21.60	$22.67	$18.88	$17.24	$17.54	$15.88	$12.18	$10.55
Number of accumulation units outstanding at end of period	104,226	96,251	100,257	110,967	115,615	122,188	140,731	173,367	269,718	272,902
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.83	$14.36
Value at end of period	$15.68	$14.83
Number of accumulation units outstanding at end of period	11,049	2,769
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$25.55	$22.23	$23.03	$21.74	$19.01	$19.45	$19.28	$18.30	$16.09	$15.44
Value at end of period	$26.92	$25.55	$22.23	$23.03	$21.74	$19.01	$19.45	$19.28	$18.30	$16.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.17	$28.65	$30.82	$24.79	$22.54	$22.41	$19.73	$14.88	$13.03	$13.08
Value at end of period	$42.97	$37.17	$28.65	$30.82	$24.79	$22.54	$22.41	$19.73	$14.88	$13.03
Number of accumulation units outstanding at end of period	30,846	26,879	27,722	20,904	17,697	21,915	25,391	31,862	99,583	98,686
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$62.67	$49.44	$57.86	$51.07	$43.34	$44.24	$40.48	$30.16	$25.69	$26.05
Value at end of period	$67.67	$62.67	$49.44	$57.86	$51.07	$43.34	$44.24	$40.48	$30.16	$25.69
Number of accumulation units outstanding at end of period	21,245	20,692	21,207	23,186	25,129	25,868	27,353	34,697	88,735	86,553
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$44.68	$36.78	$42.09	$38.38	$30.22	$31.30	$29.76	$20.91	$18.65	$18.84
Value at end of period	$46.97	$44.68	$36.78	$42.09	$38.38	$30.22	$31.30	$29.76	$20.91	$18.65
Number of accumulation units outstanding at end of period	5,153	3,223	3,487	4,850	4,491	3,967	4,731	6,638	21,058	22,072
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.14	$19.37	$21.26	$17.67	$16.42	$16.78	$15.82	$12.78	$11.05	$11.70
Value at end of period	$27.72	$24.14	$19.37	$21.26	$17.67	$16.42	$16.78	$15.82	$12.78	$11.05
Number of accumulation units outstanding at end of period	9	0	0	27	27	27	27	25	17	9
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$27.53	$25.12	$25.32	$24.17	$23.22	$23.14	$21.75	$21.83	$20.01	$18.65
Value at end of period	$29.60	$27.53	$25.12	$25.32	$24.17	$23.22	$23.14	$21.75	$21.83	$20.01
Number of accumulation units outstanding at end of period	24,243	15,410	14,808	18,200	16,674	17,714	18,809	25,080	101,996	90,151
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.44	$10.27	$11.94	$9.58	$9.53	$9.64	$10.27	$8.48	$7.16	$8.17
Value at end of period	$13.39	$12.44	$10.27	$11.94	$9.58	$9.53	$9.64	$10.27	$8.48	$7.16
Number of accumulation units outstanding at end of period	7,583	3,977	5,337	5,139	4,073	5,570	5,769	7,991	19,122	21,403
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$33.66	$25.42	$25.87	$19.99	$19.27	$18.16	$16.03	$12.27	$10.41	$10.33
Value at end of period	$43.95	$33.66	$25.42	$25.87	$19.99	$19.27	$18.16	$16.03	$12.27	$10.41
Number of accumulation units outstanding at end of period	48,870	19,634	19,183	19,677	18,859	20,438	28,771	13,229	39,568	30,626

CFI 32

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$20.60	$16.51	$17.95	$15.85	$13.95	$14.64	$13.33	$10.21	$8.92	$8.64
Value at end of period	$21.84	$20.60	$16.51	$17.95	$15.85	$13.95	$14.64	$13.33	$10.21	$8.92
Number of accumulation units outstanding at end of period	80,953	67,959	77,581	81,635	92,521	100,964	104,535	140,431	336,551	344,568
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$46.45	$36.00	$39.01	$31.26	$29.22	$29.14	$26.84	$20.39	$17.90	$18.04
Value at end of period	$65.39	$46.45	$36.00	$39.01	$31.26	$29.22	$29.14	$26.84	$20.39	$17.90
Number of accumulation units outstanding at end of period	10,418	12,188	12,896	11,193	10,548	14,062	15,532	21,264	31,648	29,105
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$50.06	$36.95	$37.40	$28.57	$26.87	$25.04	$22.19	$16.85	$14.76	$14.20
Value at end of period	$69.15	$50.06	$36.95	$37.40	$28.57	$26.87	$25.04	$22.19	$16.85	$14.76
Number of accumulation units outstanding at end of period	2,451	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$28.02	$21.39	$22.21	$18.16	$16.41	$16.12	$14.31	$10.86	$9.42	$9.21
Value at end of period	$34.06	$28.02	$21.39	$22.21	$18.16	$16.41	$16.12	$14.31	$10.86	$9.42
Number of accumulation units outstanding at end of period	3,129	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2020)
Value at beginning of period	$29.77
Value at end of period	$32.93
Number of accumulation units outstanding at end of period	1,981
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2020)
Value at beginning of period	$47.18
Value at end of period	$60.35
Number of accumulation units outstanding at end of period	1,879
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2020)
Value at beginning of period	$25.73
Value at end of period	$31.48
Number of accumulation units outstanding at end of period	31
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2020)
Value at beginning of period	$23.51
Value at end of period	$30.92
Number of accumulation units outstanding at end of period	123
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$27.36	$21.82	$26.00	$21.95	$19.41	$19.63	$18.63	$13.43	$11.69	$11.62
Value at end of period	$34.48	$27.36	$21.82	$26.00	$21.95	$19.41	$19.63	$18.63	$13.43	$11.69
Number of accumulation units outstanding at end of period	28,464	29,795	34,096	38,944	42,803	49,883	54,322	70,513	314,376	324,939
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$54.56	$43.34	$51.63	$46.51	$37.45	$37.84	$35.61	$25.91	$22.68	$23.32
Value at end of period	$61.11	$54.56	$43.34	$51.63	$46.51	$37.45	$37.84	$35.61	$25.91	$22.68
Number of accumulation units outstanding at end of period	10,996	10,348	11,558	12,235	13,933	16,062	17,045	20,639	54,120	55,124
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$21.68	$18.40	$19.57	$17.01	$16.11	$16.16	$15.35	$13.23	$11.69	$12.09
Value at end of period	$24.56	$21.68	$18.40	$19.57	$17.01	$16.11	$16.16	$15.35	$13.23	$11.69
Number of accumulation units outstanding at end of period	27,869	27,422	30,976	26,648	31,427	33,375	33,784	40,721	57,966	50,074

CFI 33

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$23.60	$19.40	$21.22	$17.81	$16.81	$16.93	$16.06	$13.38	$11.65	$12.25
Value at end of period	$26.94	$23.60	$19.40	$21.22	$17.81	$16.81	$16.93	$16.06	$13.38	$11.65
Number of accumulation units outstanding at end of period	32,099	27,800	24,366	21,825	26,020	28,596	36,002	49,183	89,230	68,010
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$24.45	$19.79	$22.10	$18.27	$17.21	$17.42	$16.46	$13.37	$11.61	$12.27
Value at end of period	$28.37	$24.45	$19.79	$22.10	$18.27	$17.21	$17.42	$16.46	$13.37	$11.61
Number of accumulation units outstanding at end of period	46,132	42,490	42,280	43,773	41,208	47,216	53,716	59,086	68,053	45,607
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$23.32	$18.78	$21.05	$17.34	$16.33	$16.52	$15.58	$12.65	$10.98	$11.60
Value at end of period	$26.99	$23.32	$18.78	$21.05	$17.34	$16.33	$16.52	$15.58	$12.65	$10.98
Number of accumulation units outstanding at end of period	52,258	45,307	40,218	32,851	26,732	10,134	7,254	5,864	297	66
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2020)
Value at beginning of period	$17.22
Value at end of period	$19.74
Number of accumulation units outstanding at end of period	4,489
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.93	$16.77	$17.34	$15.91	$15.26	$15.29	$14.49	$13.58	$12.40	$12.39
Value at end of period	$21.13	$18.93	$16.77	$17.34	$15.91	$15.26	$15.29	$14.49	$13.58	$12.40
Number of accumulation units outstanding at end of period	3,038	2,220	2,227	7,849	8,207	20,027	588	614	2,150	2,947
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2020)
Value at beginning of period	$16.63
Value at end of period	$18.29
Number of accumulation units outstanding at end of period	3,318
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.74	$22.48	$23.48	$21.29	$20.20	$20.29	$19.08	$17.06	$15.23	$15.00
Value at end of period	$28.36	$25.74	$22.48	$23.48	$21.29	$20.20	$20.29	$19.08	$17.06	$15.23
Number of accumulation units outstanding at end of period	2,871	2,079	2,112	2,813	3,110	3,539	4,850	7,248	21,175	20,935
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$25.49	$20.80	$22.74	$19.34	$18.13	$18.40	$17.31	$14.18	$12.36	$12.76
Value at end of period	$29.08	$25.49	$20.80	$22.74	$19.34	$18.13	$18.40	$17.31	$14.18	$12.36
Number of accumulation units outstanding at end of period	3,098	1,405	1,415	2,143	2,273	2,352	2,843	2,384	3,655	4,651
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$25.42	$21.37	$22.80	$19.96	$18.77	$18.92	$17.78	$15.29	$13.49	$13.60
Value at end of period	$28.58	$25.42	$21.37	$22.80	$19.96	$18.77	$18.92	$17.78	$15.29	$13.49
Number of accumulation units outstanding at end of period	7,138	585	585	1,017	1,180	1,209	1,142	1,170	14,658	13,765
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2020)
Value at beginning of period	$15.46
Value at end of period	$15.71
Number of accumulation units outstanding at end of period	8,685
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$37.25	$28.48	$29.94	$24.71	$22.18	$21.99	$19.45	$14.77	$12.79	$12.59
Value at end of period	$43.89	$37.25	$28.48	$29.94	$24.71	$22.18	$21.99	$19.45	$14.77	$12.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 34

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$47.57	$36.49	$42.71	$38.54	$31.14	$31.77	$28.32	$21.61	$18.62	$19.28
Value at end of period	$49.12	$47.57	$36.49	$42.71	$38.54	$31.14	$31.77	$28.32	$21.61	$18.62
Number of accumulation units outstanding at end of period	1,518	965	870	987	1,198	1,027	1,130	1,046	818	1,561
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$58.31	$42.20	$43.12	$33.72	$32.09	$33.88	$32.55	$23.50	$19.69	$19.31
Value at end of period	$77.51	$58.31	$42.20	$43.12	$33.72	$32.09	$33.88	$32.55	$23.50	$19.69
Number of accumulation units outstanding at end of period	5,461	2,370	2,271	2,160	2,027	1,867	1,714	2,069	2,091	3,231
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.14	$14.58	$15.98	$14.46	$14.37	$14.61	$12.84	$12.39	$9.85	$10.41
Value at end of period	$17.22	$18.14	$14.58	$15.98	$14.46	$14.37	$14.61	$12.84	$12.39	$9.85
Number of accumulation units outstanding at end of period	1,074	0	0	0	180	144	108	75	40	1
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$23.62	$18.47	$20.05	$19.11	$18.38	$17.90	$13.82	$13.57	$11.78	$10.78
Value at end of period	$22.02	$23.62	$18.47	$20.05	$19.11	$18.38	$17.90	$13.82	$13.57	$11.78
Number of accumulation units outstanding at end of period	3,356	2,941	2,457	2,492	2,270	2,692	2,959	1,589	1,994	1,518
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$51.95	$39.14	$43.12	$35.55	$32.88	$32.01	$28.44	$21.16	$18.90	$19.87
Value at end of period	$62.94	$51.95	$39.14	$43.12	$35.55	$32.88	$32.01	$28.44	$21.16	$18.90
Number of accumulation units outstanding at end of period	195	0	0	0	0	0	0	136	136	136
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.11	$18.54	$22.60	$20.42	$16.55	$17.10	$16.43	$11.77	$10.33	$10.64
Value at end of period	$24.29	$22.23	$18.54	$22.60	$20.42	$16.55	$17.10	$16.43	$11.77	$10.33
Number of accumulation units outstanding at end of period	308	0	0	0	0	0	0	0	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$32.71	$26.18	$29.96	$25.52	$21.72	$23.16	$21.27	$15.80	$13.35	$13.67
Value at end of period	$32.47	$32.71	$26.18	$29.96	$25.52	$21.72	$23.16	$21.27	$15.80	$13.35
Number of accumulation units outstanding at end of period	5,197	0	0	0	0	0	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$27.40	$22.87	$25.32	$22.89	$19.91	$20.38	$18.75	$14.56	$13.37	$13.55
Value at end of period	$30.05	$27.40	$22.87	$25.32	$22.89	$19.91	$20.38	$18.75	$14.56	$13.37
Number of accumulation units outstanding at end of period	196,905	191,219	200,318	227,537	229,777	252,085	287,391	347,145	885,952	855,441
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$28.51	$22.91	$26.58	$23.40	$19.56	$20.20	$18.39	$13.77	$12.05	$12.35
Value at end of period	$29.26	$28.51	$22.91	$26.58	$23.40	$19.56	$20.20	$18.39	$13.77	$12.05
Number of accumulation units outstanding at end of period	1,320	886	1,865	1,113	755	539	453	431	414	591
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$33.95	$25.83	$29.83	$21.91	$21.91	$20.32	$20.67	$15.70	$13.43	$14.65
Value at end of period	$43.28	$33.95	$25.83	$29.83	$21.91	$21.91	$20.32	$20.67	$15.70	$13.43
Number of accumulation units outstanding at end of period	67,109	48,287	53,071	56,758	53,839	59,967	81,590	112,764	375,352	381,617
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.03	$25.90	$31.20	$21.87	$19.41	$23.11	$22.96	$24.42	$20.55	$25.21
Value at end of period	$45.29	$34.03	$25.90	$31.20	$21.87	$19.41	$23.11	$22.96	$24.42	$20.55
Number of accumulation units outstanding at end of period	536	458	458	458	458	458	458	458	547	1,156
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$48.11	$38.21	$43.63	$38.46	$33.62	$34.76	$30.30	$23.09	$19.29	$18.99
Value at end of period	$48.12	$48.11	$38.21	$43.63	$38.46	$33.62	$34.76	$30.30	$23.09	$19.29
Number of accumulation units outstanding at end of period	2,556	2,717	1,893	1,697	1,338	1,554	1,397	1,225	657	0

CFI 35

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$36.99	$29.82	$29.74	$25.91	$24.04	$22.90	$20.47	$16.79	$14.71	$14.33
Value at end of period	$43.53	$36.99	$29.82	$29.74	$25.91	$24.04	$22.90	$20.47	$16.79	$14.71
Number of accumulation units outstanding at end of period	16,693	14,352	11,731	14,169	16,514	14,407	10,540	7,820	7,575	7,243
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$45.17	$33.01	$34.20	$27.47	$25.64	$25.19	$21.95	$16.75	$14.46	$15.05
Value at end of period	$59.41	$45.17	$33.01	$34.20	$27.47	$25.64	$25.19	$21.95	$16.75	$14.46
Number of accumulation units outstanding at end of period	45,524	23,794	27,207	26,432	7,758	9,290	32,271	39,017	67,934	66,180
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$40.46	$32.08	$35.47	$30.59	$25.82	$27.80	$25.94	$20.04	$17.14	$17.34
Value at end of period	$40.74	$40.46	$32.08	$35.47	$30.59	$25.82	$27.80	$25.94	$20.04	$17.14
Number of accumulation units outstanding at end of period	281	0	0	0	0	0	114	104	93	821
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$56.31	$43.15	$43.73	$32.82	$32.41	$29.32	$27.05	$19.47	$16.42	$16.63
Value at end of period	$76.77	$56.31	$43.15	$43.73	$32.82	$32.41	$29.32	$27.05	$19.47	$16.42
Number of accumulation units outstanding at end of period	13,514	8,069	8,693	9,115	8,476	8,549	10,514	12,319	58,142	45,946
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.52
Value at end of period	$27.16
Number of accumulation units outstanding at end of period	252
WANGER INTERNATIONAL
Value at beginning of period	$17.75	$13.69	$16.68	$12.58	$12.79	$12.81	$13.43	$11.01	$9.08	$10.66
Value at end of period	$20.25	$17.75	$13.69	$16.68	$12.58	$12.79	$12.81	$13.43	$11.01	$9.08
Number of accumulation units outstanding at end of period	3,019	2,286	1,966	1,487	2,601	2,812	2,558	2,401	2,271	5,513
WANGER SELECT
Value at beginning of period	$37.84	$29.33	$33.58	$26.57	$23.50	$23.50	$22.84	$17.02	$14.40	$17.54
Value at end of period	$47.80	$37.84	$29.33	$33.58	$26.57	$23.50	$23.50	$22.84	$17.02	$14.40
Number of accumulation units outstanding at end of period	4,660	746	729	713	810	657	639	468	274	303
WANGER USA
Value at beginning of period	$42.56	$32.54	$33.11	$27.76	$24.48	$24.69	$23.62	$17.70	$14.79	$15.36
Value at end of period	$52.74	$42.56	$32.54	$33.11	$27.76	$24.48	$24.69	$23.62	$17.70	$14.79
Number of accumulation units outstanding at end of period	2,803	2,185	2,479	603	509	853	786	778	1,064	1,028
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$60.87	$47.67	$55.38	$50.00	$38.89	$40.84	$38.14	$27.69	$24.47	$25.07
Value at end of period	$61.42	$60.87	$47.67	$55.38	$50.00	$38.89	$40.84	$38.14	$27.69	$24.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

TABLE 6
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$37.36	$27.98	$28.54	$22.47	$22.09	$21.63	$20.70	$15.41	$13.45	$14.24
Value at end of period	$50.57	$37.36	$27.98	$28.54	$22.47	$22.09	$21.63	$20.70	$15.41	$13.45
Number of accumulation units outstanding at end of period	1,485	1,396	2,101	270	268	249	230	407	185	161

CFI 36

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$31.45	$23.70	$23.21	$18.05	$16.82	$16.94	$14.90	$12.17	$10.97	$11.22
Value at end of period	$41.65	$31.45	$23.70	$23.21	$18.05	$16.82	$16.94	$14.90	$12.17	$10.97
Number of accumulation units outstanding at end of period	5,110	6,335	5,671	7,360	11,806	11,711	17,922	24,314	28,567	19,813
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$26.43	$21.16	$22.39	$18.46	$16.93	$17.48	$16.07	$12.42	$11.37	$11.18
Value at end of period	$30.03	$26.43	$21.16	$22.39	$18.46	$16.93	$17.48	$16.07	$12.42	$11.37
Number of accumulation units outstanding at end of period	5,172	11,535	10,532	8,176	13,705	16,228	25,720	35,420	31,039	25,060
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$13.76	$12.80	$13.17	$12.81	$12.27	$12.58	$12.29	$13.56	$12.75	$11.32
Value at end of period	$15.13	$13.76	$12.80	$13.17	$12.81	$12.27	$12.58	$12.29	$13.56	$12.75
Number of accumulation units outstanding at end of period	4,442	2,197	1,374	2,413	2,979	3,400	2,308	2,353	3,620	2,392
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$25.33	$19.91	$21.40	$17.41	$15.52	$15.07	$13.88	$10.59	$9.07	$9.27
Value at end of period	$29.02	$25.33	$19.91	$21.40	$17.41	$15.52	$15.07	$13.88	$10.59	$9.07
Number of accumulation units outstanding at end of period	33,386	48,160	46,599	44,055	35,758	29,164	28,379	20,319	14,117	4,102
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$22.80	$17.49	$19.42	$15.36	$14.56	$14.23	$14.02	$10.87	$8.94	$10.46
Value at end of period	$31.25	$22.80	$17.49	$19.42	$15.36	$14.56	$14.23	$14.02	$10.87	$8.94
Number of accumulation units outstanding at end of period	10,655	12,324	9,125	10,652	13,693	16,340	14,617	12,131	12,073	10,062
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.96	$12.96	$13.01	$12.64	$12.34	$12.35	$11.74	$12.01	$11.38	$10.72
Value at end of period	$15.41	$13.96	$12.96	$13.01	$12.64	$12.34	$12.35	$11.74	$12.01	$11.38
Number of accumulation units outstanding at end of period	28,677	6,307	4,840	5,626	3,610	5,468	3,067	1,995	3,122	1,738
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$40.39	$31.63	$32.69	$26.00	$24.05	$22.90	$21.03	$15.76	$13.11	$13.82
Value at end of period	$55.49	$40.39	$31.63	$32.69	$26.00	$24.05	$22.90	$21.03	$15.76	$13.11
Number of accumulation units outstanding at end of period	65,410	70,153	80,250	78,405	78,126	81,015	87,235	84,560	74,283	72,655
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$34.69	$27.73	$28.67	$23.94	$21.19	$21.30	$19.22	$14.62	$13.04	$12.22
Value at end of period	$37.25	$34.69	$27.73	$28.67	$23.94	$21.19	$21.30	$19.22	$14.62	$13.04
Number of accumulation units outstanding at end of period	44,489	53,768	55,619	55,708	56,303	58,385	56,954	56,662	55,989	50,887
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$23.07	$20.05	$24.69	$22.21	$17.96	$20.09	$18.37	$12.75	$10.98	$11.79
Value at end of period	$23.89	$23.07	$20.05	$24.69	$22.21	$17.96	$20.09	$18.37	$12.75	$10.98
Number of accumulation units outstanding at end of period	1,574	2,117	4,046	5,154	6,450	11,364	11,272	10,959	7,028	6,840
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2013)
Value at beginning of period	$41.45	$33.35	$38.75	$33.54	$29.11	$30.44	$27.52	$18.93
Value at end of period	$45.47	$41.45	$33.35	$38.75	$33.54	$29.11	$30.44	$27.52
Number of accumulation units outstanding at end of period	823	1,085	973	908	1,056	1,500	3,141	4,615
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$15.75	$12.23	$13.76	$10.54	$11.70	$12.20	$12.36	$9.90	$7.92	$8.57
Value at end of period	$16.89	$15.75	$12.23	$13.76	$10.54	$11.70	$12.20	$12.36	$9.90	$7.92
Number of accumulation units outstanding at end of period	10,294	13,751	9,975	12,202	11,669	20,311	12,157	7,358	2,721	2,546

CFI 37

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during December 2015)
Value at beginning of period	$14.87	$11.69	$12.31	$10.57	$9.19	$9.07
Value at end of period	$15.78	$14.87	$11.69	$12.31	$10.57	$9.19
Number of accumulation units outstanding at end of period	2,120	2,729	2,037	1,999	915	402
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$15.86	$12.70	$11.80	$9.48	$10.12	$10.61
Value at end of period	$18.89	$15.86	$12.70	$11.80	$9.48	$10.12
Number of accumulation units outstanding at end of period	17,278	4,423	3,981	5,439	4,313	6,102
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$28.15	$22.70	$23.39	$20.95	$19.48	$19.98	$18.28	$15.54	$14.10	$13.53
Value at end of period	$32.35	$28.15	$22.70	$23.39	$20.95	$19.48	$19.98	$18.28	$15.54	$14.10
Number of accumulation units outstanding at end of period	4,330	4,719	2,058	2,530	2,220	7,663	7,770	5,608	5,656	4,749
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during December 2020)
Value at beginning of period	$11.30
Value at end of period	$12.94
Number of accumulation units outstanding at end of period	16
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$21.81	$16.46	$17.23	$16.14	$15.33	$14.64	$11.28	$10.98	$9.51	$9.84
Value at end of period	$21.12	$21.81	$16.46	$17.23	$16.14	$15.33	$14.64	$11.28	$10.98	$9.51
Number of accumulation units outstanding at end of period	3,829	5,829	5,454	5,874	5,623	4,809	2,086	575	11,435	12,148
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.10	$9.32	$10.63
Value at end of period	$12.74	$12.10	$9.32
Number of accumulation units outstanding at end of period	2,674	2,914	1,219
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$22.60	$17.26	$20.01	$17.71	$15.59	$16.49	$14.76	$10.96	$9.43	$9.89
Value at end of period	$23.99	$22.60	$17.26	$20.01	$17.71	$15.59	$16.49	$14.76	$10.96	$9.43
Number of accumulation units outstanding at end of period	2,735	2,785	2,512	2,388	2,306	2,409	2,337	2,111	1,525	1,303
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2015)
Value at beginning of period	$18.09	$14.19	$17.26	$15.50	$11.87	$13.22
Value at end of period	$17.77	$18.09	$14.19	$17.26	$15.50	$11.87
Number of accumulation units outstanding at end of period	188	1,564	1,564	1,565	187	173
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$56.47	$43.05	$46.12	$37.95	$35.25	$35.12	$31.46	$24.04	$20.71	$21.31
Value at end of period	$73.51	$56.47	$43.05	$46.12	$37.95	$35.25	$35.12	$31.46	$24.04	$20.71
Number of accumulation units outstanding at end of period	591,534	51,024	58,952	65,905	72,271	87,909	98,206	97,006	98,760	95,945
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.97	$26.73	$29.24	$25.98	$22.08	$23.06	$21.27	$16.65	$14.24	$14.14
Value at end of period	$36.13	$33.97	$26.73	$29.24	$25.98	$22.08	$23.06	$21.27	$16.65	$14.24
Number of accumulation units outstanding at end of period	23,107	17,318	23,192	27,552	36,824	43,597	47,100	46,714	64,898	65,858
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.62	$34.07	$34.23	$25.40	$25.28	$23.66	$21.32	$15.68	$13.72	$13.73
Value at end of period	$65.45	$45.62	$34.07	$34.23	$25.40	$25.28	$23.66	$21.32	$15.68	$13.72
Number of accumulation units outstanding at end of period	70,257	81,801	81,958	85,946	80,674	80,655	92,923	102,025	97,948	95,959

CFI 38

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.27	$18.26	$21.50	$16.56	$17.49	$16.93	$18.47	$14.20	$11.80	$14.29
Value at end of period	$26.82	$23.27	$18.26	$21.50	$16.56	$17.49	$16.93	$18.47	$14.20	$11.80
Number of accumulation units outstanding at end of period	8,658	6,469	8,105	8,538	9,370	8,838	7,408	7,913	10,365	10,351
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$45.90	$36.44	$41.95	$38.02	$29.29	$31.73	$31.64	$23.29	$19.74	$20.57
Value at end of period	$48.14	$45.90	$36.44	$41.95	$38.02	$29.29	$31.73	$31.64	$23.29	$19.74
Number of accumulation units outstanding at end of period	10,090	13,123	13,284	13,389	15,214	16,399	17,264	18,668	18,308	17,562
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$112.15	$90.72	$103.57	$77.08	$72.33	$84.41	$88.94	$82.33	$68.33	$83.68
Value at end of period	$131.07	$112.15	$90.72	$103.57	$77.08	$72.33	$84.41	$88.94	$82.33	$68.33
Number of accumulation units outstanding at end of period	6,816	7,740	7,809	6,971	9,119	8,694	7,403	7,557	7,434	7,115
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.07
Number of accumulation units outstanding at end of period	1,534
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$25.70	$20.49	$23.35	$20.36	$18.23	$19.11	$18.34	$14.24	$12.94	$13.84
Value at end of period	$15.04	$25.70	$20.49	$23.35	$20.36	$18.23	$19.11	$18.34	$14.24	$12.94
Number of accumulation units outstanding at end of period	0	195	159	353	2,124	1,659	1,204	765	964	703
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$35.44	$28.11	$31.44	$27.62	$23.47	$25.01	$22.41	$15.94	$13.55	$13.90
Value at end of period	$42.37	$35.44	$28.11	$31.44	$27.62	$23.47	$25.01	$22.41	$15.94	$13.55
Number of accumulation units outstanding at end of period	7,047	6,479	5,504	6,775	6,044	5,054	6,018	5,403	3,238	3,247
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$97.07	$71.19	$74.09	$58.36	$57.24	$54.67	$50.57	$36.19	$37.20
Value at end of period	$137.77	$97.07	$71.19	$74.09	$58.36	$57.24	$54.67	$50.57	$36.19
Number of accumulation units outstanding at end of period	956	745	996	1,336	2,680	2,199	1,923	1,781	1,619
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$23.90	$18.59	$20.58	$18.24	$16.59	$17.66	$16.38	$12.71	$11.19	$11.23
Value at end of period	$27.13	$23.90	$18.59	$20.58	$18.24	$16.59	$17.66	$16.38	$12.71	$11.19
Number of accumulation units outstanding at end of period	6,992	6,725	7,657	8,296	7,804	7,667	7,692	7,561	11,710	12,509
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during August 2015)
Value at beginning of period	$20.03	$13.37	$14.14	$10.68	$10.52	$11.06
Value at end of period	$27.17	$20.03	$13.37	$14.14	$10.68	$10.52
Number of accumulation units outstanding at end of period	3,658	2,697	1,668	421	2,266	147
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$68.95	$51.04	$51.41	$40.47	$36.12	$34.83	$31.05	$23.52	$20.12	$20.47
Value at end of period	$82.13	$68.95	$51.04	$51.41	$40.47	$36.12	$34.83	$31.05	$23.52	$20.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$12.28	$10.19	$11.86	$9.71	$10.26
Value at end of period	$13.28	$12.28	$10.19	$11.86	$9.71
Number of accumulation units outstanding at end of period	1,364	0	0	6,246	3,296

CFI 39

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$25.13	$20.20	$24.34	$22.24	$17.68	$18.39	$17.56	$12.99	$11.23	$11.47
Value at end of period	$25.54	$25.13	$20.20	$24.34	$22.24	$17.68	$18.39	$17.56	$12.99	$11.23
Number of accumulation units outstanding at end of period	220	122	71	1,909	1,040	906	692	488	275	157
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$29.08	$23.79	$28.08	$26.36	$22.72	$23.68	$21.30	$16.39	$14.35	$15.00
Value at end of period	$29.72	$29.08	$23.79	$28.08	$26.36	$22.72	$23.68	$21.30	$16.39	$14.35
Number of accumulation units outstanding at end of period	136,765	13,091	14,411	13,797	14,962	17,873	18,264	21,582	34,322	31,626
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during January 2018)
Value at beginning of period	$10.98	$10.45	$10.34
Value at end of period	$11.27	$10.98	$10.45
Number of accumulation units outstanding at end of period	5,182	4,090	12,670
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$11.66	$10.73	$10.77	$10.48	$10.27	$10.31	$9.77	$9.73
Value at end of period	$12.64	$11.66	$10.73	$10.77	$10.48	$10.27	$10.31	$9.77
Number of accumulation units outstanding at end of period	6,468	11,650	7,808	1,271	1,461	3,546	26	26
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$27.08	$21.62	$23.06	$19.53	$17.83	$17.98	$16.36	$11.89	$10.77	$11.14
Value at end of period	$32.18	$27.08	$21.62	$23.06	$19.53	$17.83	$17.98	$16.36	$11.89	$10.77
Number of accumulation units outstanding at end of period	888	1,648	1,610	1,574	1,549	1,511	1,468	2,374	2,239	2,118
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$23.96	$19.89	$20.80	$18.44	$17.48	$17.62	$16.36	$14.11	$12.72	$12.99
Value at end of period	$27.77	$23.96	$19.89	$20.80	$18.44	$17.48	$17.62	$16.36	$14.11	$12.72
Number of accumulation units outstanding at end of period	269	269	268	253	225	1,788	2,340	2,404	2,175	1,909
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2019)
Value at beginning of period	$6.10	$6.10
Value at end of period	$6.12	$6.10
Number of accumulation units outstanding at end of period	4,066	3,233
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$17.95	$16.60	$17.03	$16.48	$15.71	$16.20	$15.76	$17.41	$16.06	$14.42
Value at end of period	$19.99	$17.95	$16.60	$17.03	$16.48	$15.71	$16.20	$15.76	$17.41	$16.06
Number of accumulation units outstanding at end of period	10,059	9,203	8,887	8,339	9,550	10,253	14,935	15,529	17,612	14,980
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$24.45	$21.43	$22.23	$20.79	$18.25	$19.06	$19.10	$17.09	$14.77	$15.07
Value at end of period	$24.98	$24.45	$21.43	$22.23	$20.79	$18.25	$19.06	$19.10	$17.09	$14.77
Number of accumulation units outstanding at end of period	7,396	7,022	7,327	7,576	5,270	5,909	5,214	4,870	4,547	5,674
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.06	$10.37	$10.35	$10.07	$9.98	$10.02
Value at end of period	$11.92	$11.06	$10.37	$10.35	$10.07	$9.98
Number of accumulation units outstanding at end of period	3,887	2,152	2,315	957	1,105	2,797
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$36.57	$36.45	$36.10	$35.38	$33.41	$35.00	$34.55	$33.91	$29.37	$30.17
Value at end of period	$34.85	$36.57	$36.45	$36.10	$35.38	$33.41	$35.00	$34.55	$33.91	$29.37
Number of accumulation units outstanding at end of period	10,668	12,978	18,000	17,836	17,198	22,578	24,883	24,385	29,160	29,492

CFI 40

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during January 2018)
Value at beginning of period	$13.05	$10.42	$13.40
Value at end of period	$15.65	$13.05	$10.42
Number of accumulation units outstanding at end of period	9,285	7,558	7,143
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$4.94	$3.47	$3.97	$3.63	$2.49	$3.41	$3.73	$7.70	$8.79	$10.36
Value at end of period	$2.99	$4.94	$3.47	$3.97	$3.63	$2.49	$3.41	$3.73	$7.70	$8.79
Number of accumulation units outstanding at end of period	0	37,936	69,613	50,684	47,162	74,651	26,207	34,260	15,584	11,643
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.95
Value at end of period	$20.69
Number of accumulation units outstanding at end of period	27,133
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$28.07	$23.64	$25.44	$22.24	$20.69	$21.15	$19.97	$17.16	$15.15	$15.40
Value at end of period	$31.02	$28.07	$23.64	$25.44	$22.24	$20.69	$21.15	$19.97	$17.16	$15.15
Number of accumulation units outstanding at end of period	172,907	5,121	5,848	6,183	8,572	10,486	29,536	26,337	26,337	28,128
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during November 2015)
Value at beginning of period	$15.30	$11.93	$12.83	$10.78	$9.68	$10.03
Value at end of period	$17.06	$15.30	$11.93	$12.83	$10.78	$9.68
Number of accumulation units outstanding at end of period	69	0	0	102	102	19
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.28	$16.06	$16.44	$15.04	$14.19	$14.87	$14.86	$15.52	$14.59	$14.11
Value at end of period	$18.82	$17.28	$16.06	$16.44	$15.04	$14.19	$14.87	$14.86	$15.52	$14.59
Number of accumulation units outstanding at end of period	2,917	3,066	2,676	3,138	5,589	16,628	23,325	18,000	17,522	17,157
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.55	$11.17	$12.29	$9.96	$9.42	$10.03
Value at end of period	$13.39	$13.55	$11.17	$12.29	$9.96	$9.42
Number of accumulation units outstanding at end of period	783,222	79,029	81,466	83,867	88,581	86,998
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.28	$14.05	$13.88	$13.83	$13.85	$13.89	$13.93	$13.97	$14.01	$14.05
Value at end of period	$14.28	$14.28	$14.05	$13.88	$13.83	$13.85	$13.89	$13.93	$13.97	$14.01
Number of accumulation units outstanding at end of period	1,367,245	181,606	89,146	97,366	89,407	71,299	124,383	204,519	61,427	79,086
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$27.47	$21.38	$22.45	$18.71	$17.09	$17.39	$15.76	$12.10	$10.48	$10.54
Value at end of period	$32.12	$27.47	$21.38	$22.45	$18.71	$17.09	$17.39	$15.76	$12.10	$10.48
Number of accumulation units outstanding at end of period	239,813	255,873	265,028	274,143	294,040	348,882	385,500	393,434	381,208	376,096
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.77	$14.23
Value at end of period	$15.61	$14.77
Number of accumulation units outstanding at end of period	13,474	11,536
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$25.37	$22.08	$22.88	$21.61	$18.91	$19.36	$19.20	$18.23	$16.03	$15.40
Value at end of period	$26.71	$25.37	$22.08	$22.88	$21.61	$18.91	$19.36	$19.20	$18.23	$16.03
Number of accumulation units outstanding at end of period	0	0	3,939	5,070	7,297	4,720	7,357	7,035	7,800	5,383

CFI 41

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.77	$28.36	$30.52	$24.56	$22.34	$22.22	$19.57	$14.77	$12.94	$12.99
Value at end of period	$42.49	$36.77	$28.36	$30.52	$24.56	$22.34	$22.22	$19.57	$14.77	$12.94
Number of accumulation units outstanding at end of period	59,773	55,476	56,783	39,743	44,842	36,264	32,206	31,913	37,581	38,953
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$62.00	$48.93	$57.30	$50.60	$42.96	$43.87	$40.16	$29.94	$25.51	$25.89
Value at end of period	$66.91	$62.00	$48.93	$57.30	$50.60	$42.96	$43.87	$40.16	$29.94	$25.51
Number of accumulation units outstanding at end of period	169,292	28,634	29,595	29,991	37,073	37,900	38,232	42,851	43,015	43,620
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$44.20	$36.40	$41.67	$38.03	$29.96	$31.05	$29.53	$20.76	$18.53	$18.72
Value at end of period	$46.44	$44.20	$36.40	$41.67	$38.03	$29.96	$31.05	$29.53	$20.76	$18.53
Number of accumulation units outstanding at end of period	14,595	14,725	16,922	16,784	23,678	22,478	24,001	25,095	24,205	24,379
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$27.23	$24.86	$25.07	$23.94	$23.02	$22.95	$21.58	$21.67	$19.87	$18.53
Value at end of period	$29.27	$27.23	$24.86	$25.07	$23.94	$23.02	$22.95	$21.58	$21.67	$19.87
Number of accumulation units outstanding at end of period	513,731	30,327	35,283	31,401	40,739	43,592	16,172	13,800	14,029	15,783
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.37	$10.22	$11.88	$9.54	$9.49	$9.60	$10.24	$8.46	$7.15	$8.16
Value at end of period	$13.31	$12.37	$10.22	$11.88	$9.54	$9.49	$9.60	$10.24	$8.46	$7.15
Number of accumulation units outstanding at end of period	35,244	48,710	43,688	43,362	47,484	32,904	22,632	25,434	23,602	23,173
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$33.51	$25.32	$25.77	$19.93	$19.22	$18.12	$16.00	$12.26	$10.41	$10.33
Value at end of period	$43.73	$33.51	$25.32	$25.77	$19.93	$19.22	$18.12	$16.00	$12.26	$10.41
Number of accumulation units outstanding at end of period	142,113	184,443	196,716	212,815	215,579	238,455	260,678	41,022	47,720	37,968
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$20.46	$16.40	$17.85	$15.76	$13.88	$14.57	$13.28	$10.18	$8.90	$8.62
Value at end of period	$21.68	$20.46	$16.40	$17.85	$15.76	$13.88	$14.57	$13.28	$10.18	$8.90
Number of accumulation units outstanding at end of period	137,958	183,149	203,064	211,928	216,426	249,627	268,313	258,904	266,003	254,646
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$46.02	$35.69	$38.69	$31.02	$29.01	$28.94	$26.67	$20.27	$17.80	$17.95
Value at end of period	$64.76	$46.02	$35.69	$38.69	$31.02	$29.01	$28.94	$26.67	$20.27	$17.80
Number of accumulation units outstanding at end of period	19,198	17,513	19,106	17,733	14,578	29,920	25,211	26,686	14,040	11,438
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during August 2016)
Value at beginning of period	$13.35	$10.74	$13.78	$10.20	$10.27
Value at end of period	$15.41	$13.35	$10.74	$13.78	$10.20
Number of accumulation units outstanding at end of period	3,307	3,260	2,908	3,101	1,656
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$49.80	$36.77	$37.24	$28.46	$26.78	$24.97	$22.14	$16.82	$14.74	$14.19
Value at end of period	$68.75	$49.80	$36.77	$37.24	$28.46	$26.78	$24.97	$22.14	$16.82	$14.74
Number of accumulation units outstanding at end of period	8,344	12,999	12,293	11,462	8,892	4,638	2,998	1,287	484	238
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$27.86	$21.27	$22.10	$18.08	$16.35	$16.06	$14.27	$10.84	$9.41	$9.20
Value at end of period	$33.84	$27.86	$21.27	$22.10	$18.08	$16.35	$16.06	$14.27	$10.84	$9.41
Number of accumulation units outstanding at end of period	23,088	21,088	13,985	14,983	10,043	6,375	4,727	2,246	2,655	2,792
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$32.44	$25.91	$27.90	$24.72	$21.50	$22.41	$20.03	$15.28	$13.22	$13.19
Value at end of period	$32.74	$32.44	$25.91	$27.90	$24.72	$21.50	$22.41	$20.03	$15.28	$13.22
Number of accumulation units outstanding at end of period	7,109	6,186	6,370	5,005	4,265	4,924	7,553	3,049	820	755

CFI 42

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$44.74	$33.36	$35.36	$28.52	$26.78	$27.07	$24.44	$18.17	$15.78	$16.18
Value at end of period	$60.00	$44.74	$33.36	$35.36	$28.52	$26.78	$27.07	$24.44	$18.17	$15.78
Number of accumulation units outstanding at end of period	1,761	1,947	2,640	2,292	2,112	3,484	3,470	2,280	2,818	2,713
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.89	$20.75	$22.95	$19.51	$17.26	$17.81	$15.85	$11.85	$10.15	$10.38
Value at end of period	$31.28	$26.89	$20.75	$22.95	$19.51	$17.26	$17.81	$15.85	$11.85	$10.15
Number of accumulation units outstanding at end of period	8,315	7,718	5,389	3,145	3,941	2,936	2,908	833	800	106
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.78	$20.66	$23.35	$20.50	$16.98	$17.84	$17.05	$12.33	$10.65	$11.12
Value at end of period	$30.73	$25.78	$20.66	$23.35	$20.50	$16.98	$17.84	$17.05	$12.33	$10.65
Number of accumulation units outstanding at end of period	9,767	7,597	4,096	4,659	3,822	2,654	3,275	2,627	2,485	1,667
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$27.10	$21.63	$25.78	$21.78	$19.27	$19.50	$18.52	$13.36	$11.63	$11.57
Value at end of period	$34.14	$27.10	$21.63	$25.78	$21.78	$19.27	$19.50	$18.52	$13.36	$11.63
Number of accumulation units outstanding at end of period	1,365	1,068	809	1,229	1,967	8,084	8,683	9,139	7,793	7,066
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$53.98	$42.89	$51.12	$46.08	$37.12	$37.53	$35.33	$25.72	$22.53	$23.17
Value at end of period	$60.42	$53.98	$42.89	$51.12	$46.08	$37.12	$37.53	$35.33	$25.72	$22.53
Number of accumulation units outstanding at end of period	18,490	19,746	20,878	24,498	25,330	31,608	33,983	39,957	44,856	45,725
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$21.52	$18.28	$19.44	$16.92	$16.02	$16.09	$15.28	$13.18	$11.65	$12.06
Value at end of period	$24.36	$21.52	$18.28	$19.44	$16.92	$16.02	$16.09	$15.28	$13.18	$11.65
Number of accumulation units outstanding at end of period	51,292	57,319	296,205	289,017	291,373	295,560	289,082	285,489	52,976	74,720
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$23.42	$19.27	$21.09	$17.71	$16.72	$16.85	$15.99	$13.33	$11.61	$12.21
Value at end of period	$26.73	$23.42	$19.27	$21.09	$17.71	$16.72	$16.85	$15.99	$13.33	$11.61
Number of accumulation units outstanding at end of period	119,239	117,909	334,318	322,805	303,086	264,465	265,719	255,412	57,288	60,602
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$24.28	$19.65	$21.96	$18.16	$17.12	$17.34	$16.39	$13.32	$11.57	$12.23
Value at end of period	$28.15	$24.28	$19.65	$21.96	$18.16	$17.12	$17.34	$16.39	$13.32	$11.57
Number of accumulation units outstanding at end of period	96,333	91,528	146,135	139,639	132,888	127,288	136,953	126,327	78,806	72,176
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.21	$18.70	$20.96	$17.28	$16.29	$16.48	$15.56	$12.63	$12.38
Value at end of period	$26.85	$23.21	$18.70	$20.96	$17.28	$16.29	$16.48	$15.56	$12.63
Number of accumulation units outstanding at end of period	32,548	30,526	36,071	29,339	21,505	12,709	7,261	4,589	1,734
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$17.42	$14.62	$15.72	$13.74	$12.96	$13.06	$12.32	$10.68	$9.42	$9.37
Value at end of period	$19.61	$17.42	$14.62	$15.72	$13.74	$12.96	$13.06	$12.32	$10.68	$9.42
Number of accumulation units outstanding at end of period	602	405	385	364	342	320	288	245	198	144
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.79	$16.66	$17.23	$15.81	$15.18	$15.21	$14.43	$13.53	$12.36	$12.35
Value at end of period	$20.97	$18.79	$16.66	$17.23	$15.81	$15.18	$15.21	$14.43	$13.53	$12.36
Number of accumulation units outstanding at end of period	3,933	3,865	84,740	94,488	109,448	129,702	13,979	13,561	0	0
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$16.38	$14.29	$14.97	$13.61	$12.90	$12.98	$12.34	$11.30	$11.05
Value at end of period	$18.18	$16.38	$14.29	$14.97	$13.61	$12.90	$12.98	$12.34	$11.30
Number of accumulation units outstanding at end of period	2,334	2,211	1,935	1,636	10,172	9,876	9,568	9,214	27

CFI 43

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.46	$22.24	$23.25	$21.10	$20.02	$20.12	$18.93	$16.94	$15.12	$14.90
Value at end of period	$28.04	$25.46	$22.24	$23.25	$21.10	$20.02	$20.12	$18.93	$16.94	$15.12
Number of accumulation units outstanding at end of period	1,490	1,490	1,513	2,654	2,610	13,497	12,356	15,034	13,093	13,471
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$25.21	$20.59	$22.52	$19.16	$17.98	$18.25	$17.17	$14.07	$12.27	$12.68
Value at end of period	$28.76	$25.21	$20.59	$22.52	$19.16	$17.98	$18.25	$17.17	$14.07	$12.27
Number of accumulation units outstanding at end of period	36,211	34,609	33,615	35,745	60,183	62,909	38,226	37,516	41,286	39,951
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$25.14	$21.15	$22.58	$19.78	$18.60	$18.77	$17.64	$15.18	$13.40	$13.52
Value at end of period	$28.26	$25.14	$21.15	$22.58	$19.78	$18.60	$18.77	$17.64	$15.18	$13.40
Number of accumulation units outstanding at end of period	21,957	21,566	21,036	23,047	22,452	21,163	21,760	20,548	20,955	22,138
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$14.60	$13.53	$13.61	$13.23	$12.97	$12.97	$12.31	$12.67	$12.24	$11.45
Value at end of period	$15.61	$14.60	$13.53	$13.61	$13.23	$12.97	$12.97	$12.31	$12.67	$12.24
Number of accumulation units outstanding at end of period	41,993	15,964	12,135	12,538	31,413	28,272	23,404	20,211	18,778	16,101
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$47.15	$36.19	$42.38	$38.25	$30.93	$31.57	$28.15	$21.50	$18.53	$19.19
Value at end of period	$48.66	$47.15	$36.19	$42.38	$38.25	$30.93	$31.57	$28.15	$21.50	$18.53
Number of accumulation units outstanding at end of period	147,217	20,922	20,981	22,256	22,911	18,290	20,847	18,154	14,945	10,382
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$57.80	$41.85	$42.79	$33.47	$31.87	$33.66	$32.36	$23.38	$19.59	$19.23
Value at end of period	$76.79	$57.80	$41.85	$42.79	$33.47	$31.87	$33.66	$32.36	$23.38	$19.59
Number of accumulation units outstanding at end of period	134,570	6,526	10,980	8,923	13,405	16,418	18,094	17,450	16,180	15,243
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.04	$14.51	$15.90	$14.40	$14.32	$14.57	$12.81	$12.36	$9.83	$10.40
Value at end of period	$17.12	$18.04	$14.51	$15.90	$14.40	$14.32	$14.57	$12.81	$12.36	$9.83
Number of accumulation units outstanding at end of period	7,674	5,885	6,567	6,525	5,818	5,108	8,101	6,771	6,583	5,800
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$23.45	$18.36	$19.94	$19.01	$18.29	$17.82	$13.76	$13.53	$11.74	$10.76
Value at end of period	$21.86	$23.45	$18.36	$19.94	$19.01	$18.29	$17.82	$13.76	$13.53	$11.74
Number of accumulation units outstanding at end of period	10,297	13,339	14,279	16,042	21,713	20,835	22,618	19,494	28,176	25,119
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$51.48	$38.80	$42.77	$35.28	$32.64	$31.80	$28.27	$21.04	$18.80	$19.78
Value at end of period	$62.34	$51.48	$38.80	$42.77	$35.28	$32.64	$31.80	$28.27	$21.04	$18.80
Number of accumulation units outstanding at end of period	1,274	1,895	1,772	2,737	4,492	4,193	4,378	4,874	6,946	6,097
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$22.08	$18.42	$22.46	$20.31	$16.47	$17.02	$16.36	$11.73	$10.30	$10.62
Value at end of period	$24.11	$22.08	$18.42	$22.46	$20.31	$16.47	$17.02	$16.36	$11.73	$10.30
Number of accumulation units outstanding at end of period	8,260	8,599	10,717	10,373	10,323	8,611	2,454	2,509	2,487	2,293
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$32.42	$25.96	$29.72	$25.34	$21.57	$23.01	$21.15	$15.71	$13.28	$13.61
Value at end of period	$32.17	$32.42	$25.96	$29.72	$25.34	$21.57	$23.01	$21.15	$15.71	$13.28
Number of accumulation units outstanding at end of period	10,161	10,354	10,952	10,553	10,555	11,149	11,844	19,183	15,242	17,983
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$26.33	$21.99	$24.36	$22.03	$19.17	$19.63	$18.07	$14.51	$12.90	$13.08
Value at end of period	$28.87	$26.33	$21.99	$24.36	$22.03	$19.17	$19.63	$18.07	$14.51	$12.90
Number of accumulation units outstanding at end of period	17,796	19,233	21,383	22,559	22,214	29,801	36,095	35,481	32,418	27,527

CFI 44

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$28.30	$22.76	$26.41	$23.26	$19.45	$20.10	$18.31	$13.72	$12.01	$12.31
Value at end of period	$29.03	$28.30	$22.76	$26.41	$23.26	$19.45	$20.10	$18.31	$13.72	$12.01
Number of accumulation units outstanding at end of period	2,498	2,929	4,447	4,203	4,513	3,417	4,095	5,525	3,775	5,054
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$32.46	$24.70	$28.54	$20.97	$20.99	$20.22	$19.82	$15.64	$12.89	$14.07
Value at end of period	$41.35	$32.46	$24.70	$28.54	$20.97	$20.99	$20.22	$19.82	$15.64	$12.89
Number of accumulation units outstanding at end of period	87,095	84,488	92,372	91,901	91,262	109,625	115,054	125,328	125,842	127,648
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.79	$25.73	$31.00	$21.74	$19.31	$23.00	$22.86	$24.32	$20.48	$25.13
Value at end of period	$44.93	$33.79	$25.73	$31.00	$21.74	$19.31	$23.00	$22.86	$24.32	$20.48
Number of accumulation units outstanding at end of period	14,487	14,092	14,110	12,460	12,554	7,996	6,223	6,220	5,300	6,796
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$47.68	$37.90	$43.29	$38.18	$33.39	$34.54	$30.12	$22.97	$19.20	$18.91
Value at end of period	$47.67	$47.68	$37.90	$43.29	$38.18	$33.39	$34.54	$30.12	$22.97	$19.20
Number of accumulation units outstanding at end of period	3,857	3,652	9,499	8,247	7,913	10,617	11,886	11,603	6,998	5,805
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$38.12	$30.25	$33.91	$29.43	$24.28	$25.28	$23.40	$16.90	$14.28	$14.51
Value at end of period	$44.20	$38.12	$30.25	$33.91	$29.43	$24.28	$25.28	$23.40	$16.90	$14.28
Number of accumulation units outstanding at end of period	4,089	3,933	10,276	6,397	6,094	5,971	5,548	7,723	2,953	2,183
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$36.72	$29.62	$29.56	$25.76	$23.91	$22.79	$20.38	$16.73	$14.66	$14.29
Value at end of period	$43.19	$36.72	$29.62	$29.56	$25.76	$23.91	$22.79	$20.38	$16.73	$14.66
Number of accumulation units outstanding at end of period	113,011	72,956	68,063	55,521	79,584	77,862	66,760	66,437	51,267	44,656
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$43.58	$31.86	$33.02	$26.54	$24.78	$24.36	$21.85	$16.21	$14.00	$14.59
Value at end of period	$57.28	$43.58	$31.86	$33.02	$26.54	$24.78	$24.36	$21.85	$16.21	$14.00
Number of accumulation units outstanding at end of period	48,354	45,756	49,883	54,717	59,161	72,845	80,958	80,205	81,331	77,784
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$40.13	$31.83	$35.21	$30.39	$25.66	$27.64	$25.80	$19.95	$17.07	$17.28
Value at end of period	$40.39	$40.13	$31.83	$35.21	$30.39	$25.66	$27.64	$25.80	$19.95	$17.07
Number of accumulation units outstanding at end of period	421,161	18,165	16,610	18,184	17,887	17,868	18,525	20,774	19,591	18,111
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$55.70	$42.70	$43.30	$32.51	$32.13	$29.08	$26.84	$19.33	$16.30	$16.53
Value at end of period	$75.90	$55.70	$42.70	$43.30	$32.51	$32.13	$29.08	$26.84	$19.33	$16.30
Number of accumulation units outstanding at end of period	332,391	45,084	46,301	46,948	48,155	53,094	57,003	63,797	60,508	56,616
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.61	$18.55	$21.67	$17.00	$16.73	$16.94	$17.18	$15.07	$12.73	$14.57
Value at end of period	$26.95	$23.61	$18.55	$21.67	$17.00	$16.73	$16.94	$17.18	$15.07	$12.73
Number of accumulation units outstanding at end of period	4,224	4,388	3,691	4,352	4,098	4,067	3,446	4,325	4,582	2,955
WANGER INTERNATIONAL
Value at beginning of period	$17.64	$13.61	$16.59	$12.52	$12.73	$12.76	$13.39	$10.97	$9.05	$10.64
Value at end of period	$20.11	$17.64	$13.61	$16.59	$12.52	$12.73	$12.76	$13.39	$10.97	$9.05
Number of accumulation units outstanding at end of period	4,016	4,132	8,245	4,447	7,063	6,176	5,313	5,477	8,992	11,488
WANGER SELECT
Value at beginning of period	$37.54	$29.12	$33.35	$26.41	$23.36	$23.38	$22.73	$16.94	$14.34	$17.48
Value at end of period	$47.40	$37.54	$29.12	$33.35	$26.41	$23.36	$23.38	$22.73	$16.94	$14.34
Number of accumulation units outstanding at end of period	4,861	4,747	5,907	6,209	7,839	8,672	12,880	13,858	12,375	12,201

CFI 45

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WANGER USA
Value at beginning of period	$42.23	$32.31	$32.88	$27.58	$24.33	$24.56	$23.51	$17.63	$14.73	$15.31
Value at end of period	$52.30	$42.23	$32.31	$32.88	$27.58	$24.33	$24.56	$23.51	$17.63	$14.73
Number of accumulation units outstanding at end of period	6,290	6,449	8,964	4,215	5,789	5,467	6,648	8,283	7,994	8,022
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during October 2017)
Value at beginning of period	$16.81	$13.36	$13.94	$13.31
Value at end of period	$21.52	$16.81	$13.36	$13.94
Number of accumulation units outstanding at end of period	1,175	31	0	1,079
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$60.29	$47.23	$54.91	$49.59	$38.59	$40.55	$37.89	$27.52	$24.33	$24.94
Value at end of period	$60.80	$60.29	$47.23	$54.91	$49.59	$38.59	$40.55	$37.89	$27.52	$24.33
Number of accumulation units outstanding at end of period	5,049	6,662	7,144	7,453	8,552	8,537	7,890	7,911	7,621	7,814

TABLE 7
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$22.67	$17.39	$19.33	$15.29	$14.51	$14.19	$13.98	$10.85	$8.92	$10.45
Value at end of period	$31.06	$22.67	$17.39	$19.33	$15.29	$14.51	$14.19	$13.98	$10.85	$8.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	269	269
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.87	$12.89	$12.95	$12.59	$12.30	$12.31	$11.70	$11.98	$11.36	$10.70
Value at end of period	$15.31	$13.87	$12.89	$12.95	$12.59	$12.30	$12.31	$11.70	$11.98	$11.36
Number of accumulation units outstanding at end of period	1,761	0	0	0	0	0	0	0	0	0
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$40.08	$31.40	$32.47	$25.84	$23.91	$22.78	$20.92	$15.69	$13.06	$13.78
Value at end of period	$55.03	$40.08	$31.40	$32.47	$25.84	$23.91	$22.78	$20.92	$15.69	$13.06
Number of accumulation units outstanding at end of period	421	409	409	409	409	409	409	409	3,358	1,831
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$34.42	$27.53	$28.48	$23.79	$21.06	$21.19	$19.13	$14.56	$12.99	$12.18
Value at end of period	$36.95	$34.42	$27.53	$28.48	$23.79	$21.06	$21.19	$19.13	$14.56	$12.99
Number of accumulation units outstanding at end of period	20,020	19,914	18,974	22,845	23,281	0	0	0	134	0
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$27.85	$22.46	$23.16	$20.75	$19.31	$19.81	$18.14	$15.42	$14.01	$13.44
Value at end of period	$31.99	$27.85	$22.46	$23.16	$20.75	$19.31	$19.81	$18.14	$15.42	$14.01
Number of accumulation units outstanding at end of period	187	187	187	187	187	187	187	187	187	187
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during November 2020)
Value at beginning of period	$11.78
Value at end of period	$12.92
Number of accumulation units outstanding at end of period	9

CFI 46

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$55.87	$42.61	$45.67	$37.60	$34.94	$34.83	$31.22	$23.86	$20.57	$21.18
Value at end of period	$72.69	$55.87	$42.61	$45.67	$37.60	$34.94	$34.83	$31.22	$23.86	$20.57
Number of accumulation units outstanding at end of period	2,823	626,604	6,081	6,821	6,911	6,917	6,918	10,508	16,639	18,953
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.60	$26.46	$28.95	$25.74	$21.88	$22.87	$21.11	$16.53	$14.14	$14.05
Value at end of period	$35.73	$33.60	$26.46	$28.95	$25.74	$21.88	$22.87	$21.11	$16.53	$14.14
Number of accumulation units outstanding at end of period	2,029	2,019	3,276	3,385	3,384	4,123	4,121	4,868	6,296	6,803
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.13	$33.72	$33.89	$25.17	$25.06	$23.46	$21.15	$15.57	$13.62	$13.64
Value at end of period	$64.71	$45.13	$33.72	$33.89	$25.17	$25.06	$23.46	$21.15	$15.57	$13.62
Number of accumulation units outstanding at end of period	5,673	7,389	8,618	9,070	9,068	9,516	10,316	10,849	12,881	14,211
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.02	$18.08	$21.29	$16.40	$17.34	$16.79	$18.33	$14.10	$11.72	$14.20
Value at end of period	$26.52	$23.02	$18.08	$21.29	$16.40	$17.34	$16.79	$18.33	$14.10	$11.72
Number of accumulation units outstanding at end of period	830	793	793	849	849	848	848	848	1,442	3,088
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$45.48	$36.12	$41.60	$37.73	$29.08	$31.51	$31.44	$23.16	$19.63	$20.47
Value at end of period	$47.67	$45.48	$36.12	$41.60	$37.73	$29.08	$31.51	$31.44	$23.16	$19.63
Number of accumulation units outstanding at end of period	1,346	2,956	3,122	3,419	4,320	3,199	3,818	0	0	0
INVESCO DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during June 2014)
Value at beginning of period	$111.07	$89.89	$102.67	$76.45	$71.77	$83.81	$90.52
Value at end of period	$129.74	$111.07	$89.89	$102.67	$76.45	$71.77	$83.81
Number of accumulation units outstanding at end of period	3,892	5,530	6,920	6,929	6,974	6,849	6,762
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$23.66	$18.41	$20.39	$18.08	$16.45	$17.52	$16.26	$12.62	$11.12	$11.17
Value at end of period	$26.84	$23.66	$18.41	$20.39	$18.08	$16.45	$17.52	$16.26	$12.62	$11.12
Number of accumulation units outstanding at end of period	1,000	1,000	1,000	1,000	1,072	1,072	1,072	1,072	1,073	1,073
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$28.82	$23.58	$27.85	$26.16	$22.55	$23.52	$21.17	$16.30	$14.28	$14.93
Value at end of period	$29.43	$28.82	$23.58	$27.85	$26.16	$22.55	$23.52	$21.17	$16.30	$14.28
Number of accumulation units outstanding at end of period	96	144,236	96	96	96	96	96	131	131	131
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2014)
Value at beginning of period	$23.73	$19.71	$20.62	$18.29	$17.34	$17.49	$16.78
Value at end of period	$27.49	$23.73	$19.71	$20.62	$18.29	$17.34	$17.49
Number of accumulation units outstanding at end of period	16	16	16	28	28	28	28
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$17.81	$16.48	$16.91	$16.37	$15.62	$16.11	$15.68	$17.34	$16.00	$14.38
Value at end of period	$19.82	$17.81	$16.48	$16.91	$16.37	$15.62	$16.11	$15.68	$17.34	$16.00
Number of accumulation units outstanding at end of period	1,522	2,030	5,353	6,055	11,124	6,356	4,832	0	1,972	1,118
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$24.26	$21.27	$22.07	$20.66	$18.15	$18.95	$19.01	$17.02	$14.72	$15.02
Value at end of period	$24.77	$24.26	$21.27	$22.07	$20.66	$18.15	$18.95	$19.01	$17.02	$14.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	271	220
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$36.24	$36.13	$35.81	$35.11	$33.16	$34.76	$34.34	$33.71	$29.21	$30.03
Value at end of period	$34.52	$36.24	$36.13	$35.81	$35.11	$33.16	$34.76	$34.34	$33.71	$29.21
Number of accumulation units outstanding at end of period	6,814	8,259	7,963	8,372	7,916	8,379	8,882	82	1,435	1,234

CFI 47

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$27.77	$23.39	$25.20	$22.04	$20.51	$20.97	$19.82	$17.04	$15.05	$15.30
Value at end of period	$30.67	$27.77	$23.39	$25.20	$22.04	$20.51	$20.97	$19.82	$17.04	$15.05
Number of accumulation units outstanding at end of period	1,378	180,929	1,378	1,888	1,888	2,103	2,103	2,211	2,211	2,794
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.15	$15.95	$16.34	$14.95	$14.11	$14.80	$14.95	$15.63	$14.54	$14.07
Value at end of period	$18.67	$17.15	$15.95	$16.34	$14.95	$14.11	$14.80	$14.95	$15.63	$14.54
Number of accumulation units outstanding at end of period	2,014	2,074	2,144	2,428	2,538	2,598	2,627	2,599	2,645	2,737
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.51	$11.14	$12.27	$9.95	$9.42	$10.03
Value at end of period	$13.35	$13.51	$11.14	$12.27	$9.95	$9.42
Number of accumulation units outstanding at end of period	601	811,149	623	719	782	943
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.13	$13.91	$13.74	$13.71	$13.73	$13.78	$13.82	$13.87	$13.91	$13.96
Value at end of period	$14.12	$14.13	$13.91	$13.74	$13.71	$13.73	$13.78	$13.82	$13.87	$13.91
Number of accumulation units outstanding at end of period	43,357	1,106,225	26,563	26,833	34,773	25,858	41,762	6,315	24,846	32,249
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$27.18	$21.16	$22.23	$18.53	$16.94	$17.25	$15.63	$12.01	$10.41	$10.47
Value at end of period	$31.76	$27.18	$21.16	$22.23	$18.53	$16.94	$17.25	$15.63	$12.01	$10.41
Number of accumulation units outstanding at end of period	81,680	102,305	89,688	93,708	96,796	104,140	113,381	58,440	58,009	69,217
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2019)
Value at beginning of period	$14.72	$14.19
Value at end of period	$15.55	$14.72
Number of accumulation units outstanding at end of period	8,784	12,104
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$25.18	$21.93	$22.74	$21.48	$18.81	$19.27	$19.11	$18.16	$15.98	$15.36
Value at end of period	$26.51	$25.18	$21.93	$22.74	$21.48	$18.81	$19.27	$19.11	$18.16	$15.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	794	794
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.37	$28.07	$30.22	$24.33	$22.14	$22.04	$19.42	$14.66	$12.86	$12.91
Value at end of period	$42.01	$36.37	$28.07	$30.22	$24.33	$22.14	$22.04	$19.42	$14.66	$12.86
Number of accumulation units outstanding at end of period	3,357	6,339	5,729	6,792	7,260	7,989	7,988	8,242	11,910	12,360
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$61.33	$48.43	$56.74	$50.13	$42.58	$43.51	$39.85	$29.72	$25.34	$25.72
Value at end of period	$66.16	$61.33	$48.43	$56.74	$50.13	$42.58	$43.51	$39.85	$29.72	$25.34
Number of accumulation units outstanding at end of period	4,653	174,496	4,564	5,535	5,544	5,471	5,633	622	840	1,700
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$43.73	$36.03	$41.27	$37.68	$29.69	$30.79	$29.30	$20.61	$18.40	$18.60
Value at end of period	$45.92	$43.73	$36.03	$41.27	$37.68	$29.69	$30.79	$29.30	$20.61	$18.40
Number of accumulation units outstanding at end of period	0	32	14	14	14	14	14	79	376	1,161
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.94	$24.61	$24.83	$23.72	$22.82	$22.76	$21.41	$21.51	$19.74	$18.42
Value at end of period	$28.94	$26.94	$24.61	$24.83	$23.72	$22.82	$22.76	$21.41	$21.51	$19.74
Number of accumulation units outstanding at end of period	14,402	498,044	12,941	16,193	16,623	16,887	16,350	1,589	3,573	3,465
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.30	$10.16	$11.82	$9.50	$9.46	$9.57	$10.21	$8.44	$7.13	$8.15
Value at end of period	$13.23	$12.30	$10.16	$11.82	$9.50	$9.46	$9.57	$10.21	$8.44	$7.13
Number of accumulation units outstanding at end of period	40	87	40	40	40	207	207	207	207	275

CFI 48

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$33.36	$25.21	$25.68	$19.86	$19.17	$18.09	$15.98	$12.24	$10.40	$10.33
Value at end of period	$43.51	$33.36	$25.21	$25.68	$19.86	$19.17	$18.09	$15.98	$12.24	$10.40
Number of accumulation units outstanding at end of period	62,525	72,807	78,875	77,727	87,125	89,712	98,829	10,846	11,252	12,554
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$20.32	$16.30	$17.74	$15.68	$13.82	$14.51	$13.23	$10.14	$8.87	$8.60
Value at end of period	$21.52	$20.32	$16.30	$17.74	$15.68	$13.82	$14.51	$13.23	$10.14	$8.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	5	1,926	1,785
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2011)
Value at beginning of period	$45.60	$35.38	$38.37	$30.78	$28.80	$28.75	$26.51	$20.16	$17.71	$19.59
Value at end of period	$64.13	$45.60	$35.38	$38.37	$30.78	$28.80	$28.75	$26.51	$20.16	$17.71
Number of accumulation units outstanding at end of period	18,749	19,492	19,439	19,401	22,957	22,964	23,583	0	40	40
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$26.86	$21.44	$25.57	$21.61	$19.13	$19.37	$17.78
Value at end of period	$33.81	$26.86	$21.44	$25.57	$21.61	$19.13	$19.37
Number of accumulation units outstanding at end of period	1,090	1,370	2,776	1,376	1,384	2,600	2,261
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$53.40	$42.45	$50.62	$45.65	$36.80	$37.22	$35.06	$25.54	$22.38	$23.03
Value at end of period	$59.74	$53.40	$42.45	$50.62	$45.65	$36.80	$37.22	$35.06	$25.54	$22.38
Number of accumulation units outstanding at end of period	6,819	11,310	11,582	12,294	12,195	12,198	12,372	862	1,276	1,902
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$21.36	$18.15	$19.32	$16.82	$15.94	$16.01	$15.22	$13.13	$11.61	$12.02
Value at end of period	$24.17	$21.36	$18.15	$19.32	$16.82	$15.94	$16.01	$15.22	$13.13	$11.61
Number of accumulation units outstanding at end of period	65,676	63,096	60,577	58,311	61,474	51,372	45,975	6,057	237,708	228,952
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$23.25	$19.14	$20.95	$17.60	$16.63	$16.77	$15.92	$13.28	$11.58	$12.18
Value at end of period	$26.52	$23.25	$19.14	$20.95	$17.60	$16.63	$16.77	$15.92	$13.28	$11.58
Number of accumulation units outstanding at end of period	44,961	42,152	33,825	31,230	27,011	23,198	19,539	0	193,124	181,697
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$24.10	$19.52	$21.82	$18.06	$17.03	$17.26	$16.32	$13.27	$11.53	$12.20
Value at end of period	$27.93	$24.10	$19.52	$21.82	$18.06	$17.03	$17.26	$16.32	$13.27	$11.53
Number of accumulation units outstanding at end of period	24,752	22,577	18,434	16,069	15,788	11,167	10,756	0	38,359	34,067
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$23.09	$18.61	$20.88	$17.23	$16.24	$16.44	$15.53	$12.62	$10.96	$11.59
Value at end of period	$26.70	$23.09	$18.61	$20.88	$17.23	$16.24	$16.44	$15.53	$12.62	$10.96
Number of accumulation units outstanding at end of period	9,823	7,340	2,921	1,515	432	0	0	0	1,205	966
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.65	$16.54	$17.13	$15.72	$15.10	$15.14	$14.37	$13.48	$12.32	$12.32
Value at end of period	$20.81	$18.65	$16.54	$17.13	$15.72	$15.10	$15.14	$14.37	$13.48	$12.32
Number of accumulation units outstanding at end of period	13,811	12,760	12,169	12,565	13,606	13,198	2,967	0	8,118	26,425
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.19	$22.02	$23.02	$20.90	$19.84	$19.96	$18.78	$16.81	$15.02	$14.81
Value at end of period	$27.73	$25.19	$22.02	$23.02	$20.90	$19.84	$19.96	$18.78	$16.81	$15.02
Number of accumulation units outstanding at end of period	137	92	5	131	119	178	178	178	178	178
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.94	$20.37	$22.30	$18.99	$17.82	$18.10	$17.04	$13.97	$12.19	$12.60
Value at end of period	$28.43	$24.94	$20.37	$22.30	$18.99	$17.82	$18.10	$17.04	$13.97	$12.19
Number of accumulation units outstanding at end of period	1,272	1,039	754	588	507	498	509	1,045	1,045	1,090

CFI 49

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$24.87	$20.93	$22.36	$19.60	$18.44	$18.61	$17.51	$15.07	$13.31	$13.43
Value at end of period	$27.94	$24.87	$20.93	$22.36	$19.60	$18.44	$18.61	$17.51	$15.07	$13.31
Number of accumulation units outstanding at end of period	1,970	1,507	1,175	574	379	671	671	938	1,250	2,079
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$36.67	$28.06	$29.53	$24.40	$21.93	$21.76	$19.26	$14.64	$12.69	$12.51
Value at end of period	$43.16	$36.67	$28.06	$29.53	$24.40	$21.93	$21.76	$19.26	$14.64	$12.69
Number of accumulation units outstanding at end of period	96	96	0	0	0	0	0	0	0	0
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$46.73	$35.89	$42.05	$37.97	$30.72	$31.37	$27.99	$21.38	$18.44	$19.11
Value at end of period	$48.21	$46.73	$35.89	$42.05	$37.97	$30.72	$31.37	$27.99	$21.38	$18.44
Number of accumulation units outstanding at end of period	4,341	157,842	5,767	7,464	7,615	6,952	6,352	8	8	8
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$57.29	$41.50	$42.45	$33.23	$31.66	$33.45	$32.17	$23.25	$19.50	$19.14
Value at end of period	$76.07	$57.29	$41.50	$42.45	$33.23	$31.66	$33.45	$32.17	$23.25	$19.50
Number of accumulation units outstanding at end of period	165	138,743	165	172	172	172	172	172	172	172
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2014)
Value at beginning of period	$23.29	$18.24	$19.82	$18.91	$18.21	$17.75	$16.00
Value at end of period	$21.70	$23.29	$18.24	$19.82	$18.91	$18.21	$17.75
Number of accumulation units outstanding at end of period	1,395	2,794	2,503	2,379	4,003	3,918	774
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$51.01	$38.47	$42.43	$35.02	$32.41	$31.59	$28.10	$20.93	$18.71	$19.69
Value at end of period	$61.74	$51.01	$38.47	$42.43	$35.02	$32.41	$31.59	$28.10	$20.93	$18.71
Number of accumulation units outstanding at end of period	6	6	6	6	6	6	6	6	6	6
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$32.13	$25.75	$29.49	$25.15	$21.43	$22.87	$21.03	$15.63	$13.22	$13.55
Value at end of period	$31.87	$32.13	$25.75	$29.49	$25.15	$21.43	$22.87	$21.03	$15.63	$13.22
Number of accumulation units outstanding at end of period	417	406	406	406	406	405	406	405	406	550
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$26.13	$21.84	$24.20	$21.90	$19.07	$19.53	$18.58	$14.92	$13.27	$13.47
Value at end of period	$28.64	$26.13	$21.84	$24.20	$21.90	$19.07	$19.53	$18.58	$14.92	$13.27
Number of accumulation units outstanding at end of period	5,701	7,690	8,105	8,321	8,327	8,421	8,426	8,270	9,698	10,403
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2011)
Value at beginning of period	$28.09	$22.60	$26.24	$23.12	$19.35	$20.00	$18.23	$13.66	$11.97	$13.29
Value at end of period	$28.80	$28.09	$22.60	$26.24	$23.12	$19.35	$20.00	$18.23	$13.66	$11.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	188
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$32.22	$24.53	$28.36	$20.85	$20.88	$20.88	$20.48	$16.17	$13.33	$14.56
Value at end of period	$41.03	$32.22	$24.53	$28.36	$20.85	$20.88	$20.88	$20.48	$16.17	$13.33
Number of accumulation units outstanding at end of period	11,536	29,002	18,410	19,642	19,786	20,320	21,857	24,567	28,622	32,266
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$47.26	$37.58	$42.95	$37.90	$33.16	$34.32	$29.95	$22.85	$19.10	$18.83
Value at end of period	$47.23	$47.26	$37.58	$42.95	$37.90	$33.16	$34.32	$29.95	$22.85	$19.10
Number of accumulation units outstanding at end of period	85	85	85	92	92	92	92	92	2,470	1,447
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$37.84	$30.04	$33.70	$29.26	$24.15	$25.16	$23.30	$16.83	$14.23	$14.47
Value at end of period	$43.86	$37.84	$30.04	$33.70	$29.26	$24.15	$25.16	$23.30	$16.83	$14.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	2,900	2,730

CFI 50

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$36.45	$29.42	$29.37	$25.61	$23.78	$22.68	$20.29	$16.66	$14.61	$14.25
Value at end of period	$42.86	$36.45	$29.42	$29.37	$25.61	$23.78	$22.68	$20.29	$16.66	$14.61
Number of accumulation units outstanding at end of period	38,745	43,999	42,686	41,752	45,907	48,905	47,649	0	6,060	5,893
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$43.25	$31.64	$32.81	$26.38	$24.64	$24.94	$21.75	$16.15	$14.36	$14.96
Value at end of period	$56.83	$43.25	$31.64	$32.81	$26.38	$24.64	$24.94	$21.75	$16.15	$14.36
Number of accumulation units outstanding at end of period	9,207	21,213	14,923	16,239	16,484	17,020	18,566	20,475	24,515	25,919
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$39.80	$31.59	$34.96	$30.18	$25.50	$27.49	$25.67	$19.86	$17.00	$17.21
Value at end of period	$40.03	$39.80	$31.59	$34.96	$30.18	$25.50	$27.49	$25.67	$19.86	$17.00
Number of accumulation units outstanding at end of period	0	450,753	0	0	0	19,853	27,859	0	0	0
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$55.10	$42.27	$42.88	$32.21	$31.84	$28.84	$26.63	$19.19	$16.19	$16.43
Value at end of period	$75.05	$55.10	$42.27	$42.88	$32.21	$31.84	$28.84	$26.63	$19.19	$16.19
Number of accumulation units outstanding at end of period	1,985	313,704	3,516	4,713	4,811	4,812	4,811	5,361	5,464	6,309
WANGER SELECT
Value at beginning of period	$37.25	$28.91	$33.12	$26.24	$23.23	$23.25	$22.62	$16.87	$14.29	$17.42
Value at end of period	$47.01	$37.25	$28.91	$33.12	$26.24	$23.23	$23.25	$22.62	$16.87	$14.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	1,922	1,666
WANGER USA
Value at beginning of period	$41.90	$32.07	$32.66	$27.41	$24.19	$24.43	$23.39	$17.55	$14.67	$15.26
Value at end of period	$51.87	$41.90	$32.07	$32.66	$27.41	$24.19	$24.43	$23.39	$17.55	$14.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,194	1,194	487

TABLE 8
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$36.96	$27.71	$28.30	$22.30	$21.95	$21.50	$20.60	$15.35	$13.42	$13.18
Value at end of period	$49.99	$36.96	$27.71	$28.30	$22.30	$21.95	$21.50	$20.60	$15.35	$13.42
Number of accumulation units outstanding at end of period	1,697	0	0	0	0	97	97	97	0	4
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$31.09	$23.46	$22.99	$17.90	$16.70	$16.83	$14.82	$12.12	$10.94	$11.19
Value at end of period	$41.14	$31.09	$23.46	$22.99	$17.90	$16.70	$16.83	$14.82	$12.12	$10.94
Number of accumulation units outstanding at end of period	1,323	1,323	1,334	1,455	1,455	1,455	427	422	414	9,073
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$26.13	$20.94	$22.19	$18.30	$16.81	$17.37	$15.98	$12.37	$11.33	$11.16
Value at end of period	$29.66	$26.13	$20.94	$22.19	$18.30	$16.81	$17.37	$15.98	$12.37	$11.33
Number of accumulation units outstanding at end of period	1,284	2,486	2,493	2,706	5,549	2,957	3,970	5,169	4,626	19,395
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$13.62	$12.67	$13.05	$12.71	$12.19	$12.51	$12.23	$13.51	$12.72	$11.30
Value at end of period	$14.96	$13.62	$12.67	$13.05	$12.71	$12.19	$12.51	$12.23	$13.51	$12.72
Number of accumulation units outstanding at end of period	3,934	3,983	4,125	4,180	5,805	5,602	7,222	15,249	14,454	20,751

CFI 51

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during September 2015)
Value at beginning of period	$12.23	$10.47	$11.31	$9.95	$9.34	$9.23
Value at end of period	$12.58	$12.23	$10.47	$11.31	$9.95	$9.34
Number of accumulation units outstanding at end of period	181	181	181	181	181	181
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$25.03	$19.70	$21.19	$17.26	$15.41	$14.97	$13.80	$10.54	$9.03	$9.25
Value at end of period	$28.65	$25.03	$19.70	$21.19	$17.26	$15.41	$14.97	$13.80	$10.54	$9.03
Number of accumulation units outstanding at end of period	19,751	42,014	33,033	176,131	205,159	253,628	241,219	234,729	196,302	191,349
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$22.54	$17.30	$19.24	$15.23	$14.45	$14.14	$13.94	$10.82	$8.90	$10.43
Value at end of period	$30.86	$22.54	$17.30	$19.24	$15.23	$14.45	$14.14	$13.94	$10.82	$8.90
Number of accumulation units outstanding at end of period	4,246	9,804	9,949	9,497	8,949	9,806	12,254	8,838	5,901	97,154
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.79	$12.82	$12.89	$12.54	$12.25	$12.27	$11.67	$11.95	$11.34	$10.69
Value at end of period	$15.21	$13.79	$12.82	$12.89	$12.54	$12.25	$12.27	$11.67	$11.95	$11.34
Number of accumulation units outstanding at end of period	14,503	14,481	9,912	10,396	8,947	7,671	3,669	3,044	13,183	17,650
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$39.77	$31.17	$32.25	$25.68	$23.77	$22.66	$20.82	$15.62	$13.01	$13.73
Value at end of period	$54.58	$39.77	$31.17	$32.25	$25.68	$23.77	$22.66	$20.82	$15.62	$13.01
Number of accumulation units outstanding at end of period	39,940	98,869	105,767	96,735	93,906	105,776	111,688	115,675	116,299	198,885
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$34.15	$27.33	$28.28	$23.64	$20.94	$21.07	$19.03	$14.49	$12.94	$12.14
Value at end of period	$36.64	$34.15	$27.33	$28.28	$23.64	$20.94	$21.07	$19.03	$14.49	$12.94
Number of accumulation units outstanding at end of period	15,238	45,137	36,156	36,532	34,255	36,455	38,625	36,946	37,913	106,307
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$22.85	$19.87	$24.50	$22.06	$17.85	$20.00	$18.30	$12.71	$10.96	$11.78
Value at end of period	$23.64	$22.85	$19.87	$24.50	$22.06	$17.85	$20.00	$18.30	$12.71	$10.96
Number of accumulation units outstanding at end of period	31	31	63	63	63	63	1,360	2,732	6,153	6,341
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$40.69	$32.77	$38.12	$33.02	$28.69	$30.04	$27.18	$18.86	$15.74	$17.82
Value at end of period	$44.59	$40.69	$32.77	$38.12	$33.02	$28.69	$30.04	$27.18	$18.86	$15.74
Number of accumulation units outstanding at end of period	243	218	187	156	680	788	1,377	1,595	154	896
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$15.56	$12.09	$13.62	$10.44	$11.60	$12.11	$12.28	$9.85	$7.89	$8.54
Value at end of period	$16.67	$15.56	$12.09	$13.62	$10.44	$11.60	$12.11	$12.28	$9.85	$7.89
Number of accumulation units outstanding at end of period	3,609	3,698	3,056	3,009	2,680	4,078	2,857	4,342	3,539	961
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$14.80	$11.64	$12.28	$10.55	$10.11
Value at end of period	$15.69	$14.80	$11.64	$12.28	$10.55
Number of accumulation units outstanding at end of period	443	19,024	18,495	13,613	3,962
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.78	$12.65	$11.76	$9.46	$10.11	$10.38
Value at end of period	$18.78	$15.78	$12.65	$11.76	$9.46	$10.11
Number of accumulation units outstanding at end of period	1,608	6,795	12,481	13,584	814	10,987

CFI 52

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$38.50	$31.07	$32.05	$28.73	$26.74	$27.45	$25.15	$21.40	$19.44	$18.67
Value at end of period	$44.19	$38.50	$31.07	$32.05	$28.73	$26.74	$27.45	$25.15	$21.40	$19.44
Number of accumulation units outstanding at end of period	1,581	2,342	2,540	2,513	2,511	3,667	3,843	3,843	3,842	7,403
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$21.63	$16.34	$17.12	$16.05	$15.26	$14.59	$11.25	$10.96	$9.51	$9.00
Value at end of period	$20.92	$21.63	$16.34	$17.12	$16.05	$15.26	$14.59	$11.25	$10.96	$9.51
Number of accumulation units outstanding at end of period	4	70	70	186	572	3,408	1,592	2,850	2,560	120
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.07	$9.31	$10.62
Value at end of period	$12.70	$12.07	$9.31
Number of accumulation units outstanding at end of period	28,656	80,278	76,218
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$22.34	$17.08	$19.82	$17.55	$15.47	$16.38	$14.68	$10.91	$9.40	$9.86
Value at end of period	$23.69	$22.34	$17.08	$19.82	$17.55	$15.47	$16.38	$14.68	$10.91	$9.40
Number of accumulation units outstanding at end of period	1,539	4,240	4,130	3,435	4,119	3,195	9,654	2,580	1,023	861
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2015)
Value at beginning of period	$17.96	$14.11	$17.18	$15.45	$11.84	$13.09
Value at end of period	$17.63	$17.96	$14.11	$17.18	$15.45	$11.84
Number of accumulation units outstanding at end of period	108	108	108	108	107	107
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$85.76	$65.44	$70.18	$57.81	$53.74	$53.60	$48.07	$36.76	$31.71	$32.66
Value at end of period	$111.53	$85.76	$65.44	$70.18	$57.81	$53.74	$53.60	$48.07	$36.76	$31.71
Number of accumulation units outstanding at end of period	80,154	186,979	610,380	240,320	247,796	274,283	268,657	259,968	252,378	326,308
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$50.65	$39.90	$43.68	$38.85	$33.05	$34.55	$31.91	$25.00	$21.40	$21.27
Value at end of period	$53.82	$50.65	$39.90	$43.68	$38.85	$33.05	$34.55	$31.91	$25.00	$21.40
Number of accumulation units outstanding at end of period	38,888	58,330	63,962	68,473	69,257	82,990	89,606	98,486	104,325	140,734
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$64.25	$48.03	$48.31	$35.89	$35.75	$33.49	$30.21	$22.25	$19.48	$19.51
Value at end of period	$92.09	$64.25	$48.03	$48.31	$35.89	$35.75	$33.49	$30.21	$22.25	$19.48
Number of accumulation units outstanding at end of period	20,667	56,296	53,422	47,903	49,197	53,041	61,700	60,233	61,840	142,448
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.74	$24.94	$29.39	$22.65	$23.96	$23.21	$25.35	$19.51	$16.23	$19.67
Value at end of period	$36.55	$31.74	$24.94	$29.39	$22.65	$23.96	$23.21	$25.35	$19.51	$16.23
Number of accumulation units outstanding at end of period	4,447	8,609	10,660	10,555	10,042	10,382	11,831	11,640	12,576	18,886
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$45.06	$35.81	$41.26	$37.44	$28.87	$31.30	$31.25	$23.03	$19.53	$20.37
Value at end of period	$47.21	$45.06	$35.81	$41.26	$37.44	$28.87	$31.30	$31.25	$23.03	$19.53
Number of accumulation units outstanding at end of period	10,630	14,928	16,361	56,760	66,875	78,878	78,281	70,897	62,380	143,074
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$110.00	$89.07	$101.79	$75.83	$71.22	$83.21	$87.76	$81.32	$67.56	$82.82
Value at end of period	$128.43	$110.00	$89.07	$101.79	$75.83	$71.22	$83.21	$87.76	$81.32	$67.56
Number of accumulation units outstanding at end of period	12,154	28,948	27,194	25,308	25,489	25,949	29,161	28,228	25,454	91,690
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.06
Number of accumulation units outstanding at end of period	177

CFI 53

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$25.43	$20.29	$23.15	$20.20	$18.11	$19.00	$18.26	$14.19	$12.91	$13.82
Value at end of period	$14.86	$25.43	$20.29	$23.15	$20.20	$18.11	$19.00	$18.26	$14.19	$12.91
Number of accumulation units outstanding at end of period	0	426	428	809	825	1,189	1,173	2,530	1,168	5,443
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
(Funds were first received in this option during October 2011)
Value at beginning of period	$58.66	$44.69	$51.69	$37.97	$38.09	$36.79	$36.11	$28.48	$23.58	$24.73
Value at end of period	$74.58	$58.66	$44.69	$51.69	$37.97	$38.09	$36.79	$36.11	$28.48	$23.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	44
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$34.92	$27.72	$31.04	$27.30	$23.22	$24.77	$22.22	$15.82	$13.46	$13.82
Value at end of period	$41.71	$34.92	$27.72	$31.04	$27.30	$23.22	$24.77	$22.22	$15.82	$13.46
Number of accumulation units outstanding at end of period	3,072	10,399	9,624	8,671	9,452	10,519	7,400	6,240	4,219	7,215
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$96.32	$70.71	$73.67	$58.08	$57.02	$54.52	$50.48	$36.16	$37.19
Value at end of period	$136.56	$96.32	$70.71	$73.67	$58.08	$57.02	$54.52	$50.48	$36.16
Number of accumulation units outstanding at end of period	2,048	2,568	2,678	2,570	2,911	3,204	2,988	3,045	3,858
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$23.41	$18.23	$20.20	$17.92	$16.32	$17.38	$16.14	$12.54	$11.05	$11.10
Value at end of period	$26.55	$23.41	$18.23	$20.20	$17.92	$16.32	$17.38	$16.14	$12.54	$11.05
Number of accumulation units outstanding at end of period	5,375	7,231	7,418	7,111	8,175	8,244	9,525	10,697	14,991	24,308
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during September 2015)
Value at beginning of period	$19.92	$13.31	$14.08	$10.65	$10.51	$10.47
Value at end of period	$26.99	$19.92	$13.31	$14.08	$10.65	$10.51
Number of accumulation units outstanding at end of period	3,098	3,962	7,582	2,793	127	127
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$78.99	$64.70	$64.52	$54.69	$52.50	$52.38	$48.47	$40.50	$35.79	$35.81
Value at end of period	$89.94	$78.99	$64.70	$64.52	$54.69	$52.50	$52.38	$48.47	$40.50	$35.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$78.54	$58.20	$58.68	$46.23	$41.31	$39.87	$35.58	$26.98	$23.10	$23.12
Value at end of period	$93.46	$78.54	$58.20	$58.68	$46.23	$41.31	$39.87	$35.58	$26.98	$23.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	11
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during October 2011)
Value at beginning of period	$44.35	$34.50	$37.20	$29.40	$28.92	$29.71	$27.77	$21.71	$18.15	$19.42
Value at end of period	$53.03	$44.35	$34.50	$37.20	$29.40	$28.92	$29.71	$27.77	$21.71	$18.15
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	57
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$24.84	$19.98	$24.10	$22.05	$17.55	$18.27	$17.46	$12.93	$11.19	$11.44
Value at end of period	$25.22	$24.84	$19.98	$24.10	$22.05	$17.55	$18.27	$17.46	$12.93	$11.19
Number of accumulation units outstanding at end of period	1,311	4,605	4,241	3,268	4,078	3,715	3,812	6,689	7,327	9,938

CFI 54

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$28.55	$23.37	$27.62	$25.96	$22.39	$23.37	$21.04	$16.21	$14.21	$14.86
Value at end of period	$29.15	$28.55	$23.37	$27.62	$25.96	$22.39	$23.37	$21.04	$16.21	$14.21
Number of accumulation units outstanding at end of period	18,354	45,721	203,669	49,388	52,883	53,606	55,383	58,410	62,323	71,717
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.94	$10.42	$10.34	$10.13	$10.11
Value at end of period	$11.21	$10.94	$10.42	$10.34	$10.13
Number of accumulation units outstanding at end of period	644	1,185	1,204	728	947
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$11.58	$10.67	$10.72	$10.44	$10.25	$10.29	$9.76	$9.78
Value at end of period	$12.55	$11.58	$10.67	$10.72	$10.44	$10.25	$10.29	$9.76
Number of accumulation units outstanding at end of period	83	83	83	648	670	952	1,443	83
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$26.71	$21.35	$22.79	$19.33	$17.66	$17.83	$16.23	$11.81	$10.70	$11.09
Value at end of period	$31.71	$26.71	$21.35	$22.79	$19.33	$17.66	$17.83	$16.23	$11.81	$10.70
Number of accumulation units outstanding at end of period	414	1,554	3,276	4,991	2,900	2,705	2,997	3,237	1,400	5,148
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$23.50	$19.53	$20.44	$18.14	$17.21	$17.37	$16.15	$13.93	$12.57	$12.86
Value at end of period	$27.21	$23.50	$19.53	$20.44	$18.14	$17.21	$17.37	$16.15	$13.93	$12.57
Number of accumulation units outstanding at end of period	5,044	14,040	14,963	13,967	13,566	12,614	12,182	11,263	10,677	60,979
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$6.06	$5.43	$6.35	$6.22	$5.46	$7.20
Value at end of period	$6.08	$6.06	$5.43	$6.35	$6.22	$5.46
Number of accumulation units outstanding at end of period	2,628	3,052	3,169	3,171	4,944	6,103
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$17.67	$16.36	$16.80	$16.27	$15.53	$16.02	$15.61	$17.26	$15.93	$14.33
Value at end of period	$19.66	$17.67	$16.36	$16.80	$16.27	$15.53	$16.02	$15.61	$17.26	$15.93
Number of accumulation units outstanding at end of period	88,590	295,885	281,816	314,766	314,514	375,835	409,658	421,397	447,237	539,131
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$24.07	$21.11	$21.92	$20.52	$18.04	$18.85	$18.91	$16.95	$14.66	$14.97
Value at end of period	$24.57	$24.07	$21.11	$21.92	$20.52	$18.04	$18.85	$18.91	$16.95	$14.66
Number of accumulation units outstanding at end of period	5,858	15,432	12,615	6,724	10,366	6,502	5,836	7,668	7,169	36,573
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$11.01	$10.33	$10.32	$10.05	$9.97	$10.08
Value at end of period	$11.85	$11.01	$10.33	$10.32	$10.05	$9.97
Number of accumulation units outstanding at end of period	8,639	0	0	0	1,156	3,435
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$35.90	$35.82	$35.51	$34.84	$32.93	$34.53	$34.13	$33.52	$29.06	$29.89
Value at end of period	$34.18	$35.90	$35.82	$35.51	$34.84	$32.93	$34.53	$34.13	$33.52	$29.06
Number of accumulation units outstanding at end of period	8,083	20,389	22,412	22,154	23,205	23,626	29,943	27,197	23,660	195,877
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$4.90	$3.45	$3.94	$3.61	$2.48	$3.39	$3.72	$7.69	$8.78	$9.82
Value at end of period	$2.96	$4.90	$3.45	$3.94	$3.61	$2.48	$3.39	$3.72	$7.69	$8.78
Number of accumulation units outstanding at end of period	0	2,039	2,505	3,591	3,591	2,502	11,249	520	312	36,297

CFI 55

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.68
Number of accumulation units outstanding at end of period	1,900
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$39.46	$33.27	$35.85	$31.37	$29.21	$29.88	$28.25	$24.30	$21.47	$21.84
Value at end of period	$43.57	$39.46	$33.27	$35.85	$31.37	$29.21	$29.88	$28.25	$24.30	$21.47
Number of accumulation units outstanding at end of period	13,046	25,137	158,769	26,733	27,207	33,672	39,539	41,740	45,143	63,229
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$15.22	$11.89	$12.80	$10.77	$9.67	$9.92
Value at end of period	$16.97	$15.22	$11.89	$12.80	$10.77	$9.67
Number of accumulation units outstanding at end of period	1,412	2,160	2,158	1,813	0	1,654
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.21	$16.02	$16.41	$15.02	$14.19	$14.89	$14.72	$15.57	$14.49	$14.02
Value at end of period	$18.72	$17.21	$16.02	$16.41	$15.02	$14.19	$14.89	$14.72	$15.57	$14.49
Number of accumulation units outstanding at end of period	35,543	68,070	65,868	67,110	0	1,095	84,222	90,539	103,315	148,954
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.48	$11.12	$12.25	$9.94	$9.41	$10.03
Value at end of period	$13.31	$13.48	$11.12	$12.25	$9.94	$9.41
Number of accumulation units outstanding at end of period	146,808	201,516	1,046,213	186,342	208,777	215,715
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$13.03	$11.06	$11.96	$10.45	$9.82	$10.62
Value at end of period	$15.07	$13.03	$11.06	$11.96	$10.45	$9.82
Number of accumulation units outstanding at end of period	55	55	55	55	55	55
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$15.22	$14.99	$14.82	$14.79	$14.82	$14.88	$14.94	$15.00	$15.05	$15.11
Value at end of period	$15.21	$15.22	$14.99	$14.82	$14.79	$14.82	$14.88	$14.94	$15.00	$15.05
Number of accumulation units outstanding at end of period	124,444	90,087	1,238,547	179,680	189,601	246,940	209,014	200,053	195,547	516,230
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$44.34	$34.54	$36.30	$30.28	$27.70	$28.21	$25.58	$19.66	$17.05	$17.16
Value at end of period	$51.79	$44.34	$34.54	$36.30	$30.28	$27.70	$28.21	$25.58	$19.66	$17.05
Number of accumulation units outstanding at end of period	55,831	123,364	140,026	138,614	143,351	161,354	171,449	173,624	172,288	274,781
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.67	$14.21
Value at end of period	$15.48	$14.67
Number of accumulation units outstanding at end of period	21,184	31,869
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$25.00	$21.78	$22.59	$21.36	$18.71	$19.17	$19.03	$18.09	$15.93	$15.31
Value at end of period	$26.30	$25.00	$21.78	$22.59	$21.36	$18.71	$19.17	$19.03	$18.09	$15.93
Number of accumulation units outstanding at end of period	5,080	11,770	13,145	11,899	13,145	13,732	13,394	12,204	15,368	27,262
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$60.18	$46.46	$50.06	$40.32	$36.71	$36.55	$32.23	$24.34	$21.36	$21.46
Value at end of period	$69.47	$60.18	$46.46	$50.06	$40.32	$36.71	$36.55	$32.23	$24.34	$21.36
Number of accumulation units outstanding at end of period	14,239	38,850	41,660	48,929	51,803	56,611	66,030	65,887	67,566	178,883

CFI 56

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$59.12	$46.71	$54.75	$48.40	$41.13	$42.05	$38.53	$28.75	$24.53	$24.91
Value at end of period	$63.75	$59.12	$46.71	$54.75	$48.40	$41.13	$42.05	$38.53	$28.75	$24.53
Number of accumulation units outstanding at end of period	49,913	63,316	253,134	65,859	71,791	79,068	85,139	87,868	89,145	188,067
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$41.47	$34.18	$39.18	$35.79	$28.22	$29.27	$27.87	$19.61	$17.52	$17.72
Value at end of period	$43.53	$41.47	$34.18	$39.18	$35.79	$28.22	$29.27	$27.87	$19.61	$17.52
Number of accumulation units outstanding at end of period	9,631	17,637	16,297	20,043	24,717	25,177	26,625	27,092	23,922	150,543
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$30.59	$27.95	$28.22	$26.97	$25.96	$25.91	$24.38	$24.51	$22.50	$21.00
Value at end of period	$32.84	$30.59	$27.95	$28.22	$26.97	$25.96	$25.91	$24.38	$24.51	$22.50
Number of accumulation units outstanding at end of period	86,568	115,201	544,759	170,662	189,298	212,852	65,668	69,611	77,271	144,842
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.23	$10.11	$11.77	$9.46	$9.42	$9.54	$10.18	$8.42	$7.12	$8.14
Value at end of period	$13.14	$12.23	$10.11	$11.77	$9.46	$9.42	$9.54	$10.18	$8.42	$7.12
Number of accumulation units outstanding at end of period	35,834	56,506	46,462	43,413	39,572	41,436	34,840	30,887	24,938	31,584
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$33.21	$25.11	$25.59	$19.80	$19.12	$18.05	$15.95	$12.23	$10.40	$10.33
Value at end of period	$43.29	$33.21	$25.11	$25.59	$19.80	$19.12	$18.05	$15.95	$12.23	$10.40
Number of accumulation units outstanding at end of period	54,274	113,082	121,761	118,236	117,320	136,258	150,330	39,493	37,085	49,972
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$20.18	$16.20	$17.64	$15.60	$13.75	$14.45	$13.18	$10.11	$8.85	$8.58
Value at end of period	$21.36	$20.18	$16.20	$17.64	$15.60	$13.75	$14.45	$13.18	$10.11	$8.85
Number of accumulation units outstanding at end of period	173,731	307,058	321,754	326,002	347,510	401,265	432,842	413,994	377,511	504,898
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$45.18	$35.07	$38.06	$30.55	$28.59	$28.56	$26.34	$20.04	$17.62	$17.78
Value at end of period	$63.51	$45.18	$35.07	$38.06	$30.55	$28.59	$28.56	$26.34	$20.04	$17.62
Number of accumulation units outstanding at end of period	28,403	80,043	78,881	112,537	14,486	15,246	13,333	18,133	8,858	21,384
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$49.27	$36.42	$36.92	$28.24	$26.61	$24.83	$22.04	$16.76	$14.70	$14.16
Value at end of period	$67.95	$49.27	$36.42	$36.92	$28.24	$26.61	$24.83	$22.04	$16.76	$14.70
Number of accumulation units outstanding at end of period	7,259	18,626	16,118	14,522	13,521	18,171	13,344	13,970	16,592	8,337
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$27.53	$21.05	$21.89	$17.93	$16.22	$15.96	$14.19	$10.79	$9.37	$9.17
Value at end of period	$33.42	$27.53	$21.05	$21.89	$17.93	$16.22	$15.96	$14.19	$10.79	$9.37
Number of accumulation units outstanding at end of period	44,844	90,373	67,023	48,785	38,323	30,543	21,396	13,696	9,653	19,470
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$32.10	$25.66	$27.66	$24.53	$21.36	$22.28	$19.94	$15.23	$13.19	$13.16
Value at end of period	$32.36	$32.10	$25.66	$27.66	$24.53	$21.36	$22.28	$19.94	$15.23	$13.19
Number of accumulation units outstanding at end of period	4,543	6,501	6,097	4,147	5,707	10,245	4,557	4,429	6,413	5,376
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$44.27	$33.04	$35.05	$28.30	$26.60	$26.92	$24.33	$18.11	$15.74	$16.16
Value at end of period	$59.31	$44.27	$33.04	$35.05	$28.30	$26.60	$26.92	$24.33	$18.11	$15.74
Number of accumulation units outstanding at end of period	4,043	10,810	7,866	7,092	6,991	6,874	6,601	6,210	4,504	10,274
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.58	$20.53	$22.73	$19.35	$17.13	$17.70	$15.76	$11.79	$10.12	$10.35
Value at end of period	$30.88	$26.58	$20.53	$22.73	$19.35	$17.13	$17.70	$15.76	$11.79	$10.12
Number of accumulation units outstanding at end of period	30,391	70,820	51,470	40,461	35,992	41,475	14,665	9,194	6,159	7,676

CFI 57

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.48	$20.44	$23.13	$20.32	$16.85	$17.72	$16.96	$12.27	$10.62	$11.09
Value at end of period	$30.34	$25.48	$20.44	$23.13	$20.32	$16.85	$17.72	$16.96	$12.27	$10.62
Number of accumulation units outstanding at end of period	32,736	71,165	52,994	44,942	43,314	42,994	21,356	17,065	7,162	13,973
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$26.61	$21.25	$25.36	$21.45	$18.99	$19.24	$18.29	$13.20	$11.51	$11.46
Value at end of period	$33.49	$26.61	$21.25	$25.36	$21.45	$18.99	$19.24	$18.29	$13.20	$11.51
Number of accumulation units outstanding at end of period	4,159	6,667	6,594	5,249	4,758	5,112	4,706	4,043	2,484	5,075
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$78.92	$62.78	$74.90	$67.57	$54.50	$55.15	$51.97	$37.88	$33.21	$34.19
Value at end of period	$88.26	$78.92	$62.78	$74.90	$67.57	$54.50	$55.15	$51.97	$37.88	$33.21
Number of accumulation units outstanding at end of period	15,691	30,087	34,699	43,549	47,144	50,662	51,027	53,691	52,465	64,878
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$21.21	$18.03	$19.20	$16.72	$15.85	$15.93	$15.15	$13.08	$11.57	$11.99
Value at end of period	$23.98	$21.21	$18.03	$19.20	$16.72	$15.85	$15.93	$15.15	$13.08	$11.57
Number of accumulation units outstanding at end of period	93,992	216,396	220,112	304,525	340,064	388,612	362,953	329,777	318,728	337,131
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$23.08	$19.01	$20.82	$17.50	$16.54	$16.69	$15.85	$13.22	$11.54	$12.14
Value at end of period	$26.31	$23.08	$19.01	$20.82	$17.50	$16.54	$16.69	$15.85	$13.22	$11.54
Number of accumulation units outstanding at end of period	74,447	248,971	221,183	255,643	262,527	331,216	304,504	277,385	257,992	256,695
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$23.92	$19.39	$21.68	$17.95	$16.94	$17.17	$16.25	$13.22	$11.49	$12.16
Value at end of period	$27.71	$23.92	$19.39	$21.68	$17.95	$16.94	$17.17	$16.25	$13.22	$11.49
Number of accumulation units outstanding at end of period	63,858	202,551	169,227	178,514	171,246	178,905	179,667	169,734	161,046	152,696
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$22.98	$18.53	$20.80	$17.17	$16.20	$16.40	$15.50	$12.60	$10.95	$11.59
Value at end of period	$26.56	$22.98	$18.53	$20.80	$17.17	$16.20	$16.40	$15.50	$12.60	$10.95
Number of accumulation units outstanding at end of period	11,928	30,794	15,872	12,457	12,668	11,068	2,607	2,099	1,303	643
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$17.22	$14.47	$15.57	$13.62	$12.86	$12.97	$12.25	$10.63	$9.39	$9.07
Value at end of period	$19.37	$17.22	$14.47	$15.57	$13.62	$12.86	$12.97	$12.25	$10.63	$9.39
Number of accumulation units outstanding at end of period	0	2,608	0	16,430	617	617	321	4,428	4,108	11
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.51	$16.43	$17.02	$15.63	$15.02	$15.07	$14.30	$13.42	$12.28	$12.28
Value at end of period	$20.64	$18.51	$16.43	$17.02	$15.63	$15.02	$15.07	$14.30	$13.42	$12.28
Number of accumulation units outstanding at end of period	23,421	70,066	72,990	148,298	161,006	216,725	17,717	17,095	16,488	16,856
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$16.19	$14.14	$14.83	$13.50	$12.80	$12.90	$12.27	$11.24	$10.08	$10.19
Value at end of period	$17.95	$16.19	$14.14	$14.83	$13.50	$12.80	$12.90	$12.27	$11.24	$10.08
Number of accumulation units outstanding at end of period	3,237	3,512	3,316	3,237	3,236	3,237	3,237	3,237	3,238	5,248
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$32.43	$28.36	$29.67	$26.95	$25.60	$25.75	$24.25	$21.72	$19.42	$19.15
Value at end of period	$35.67	$32.43	$28.36	$29.67	$26.95	$25.60	$25.75	$24.25	$21.72	$19.42
Number of accumulation units outstanding at end of period	10,320	9,684	9,776	12,849	14,771	15,140	18,175	22,080	22,492	24,119
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$36.50	$29.83	$32.67	$27.83	$26.13	$26.55	$25.01	$20.51	$17.91	$18.52
Value at end of period	$41.59	$36.50	$29.83	$32.67	$27.83	$26.13	$26.55	$25.01	$20.51	$17.91
Number of accumulation units outstanding at end of period	12,488	13,793	11,787	11,669	11,892	14,628	13,424	12,446	15,010	19,911

CFI 58

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$34.21	$28.80	$30.78	$26.99	$25.41	$25.66	$24.15	$20.79	$18.38	$18.56
Value at end of period	$38.41	$34.21	$28.80	$30.78	$26.99	$25.41	$25.66	$24.15	$20.79	$18.38
Number of accumulation units outstanding at end of period	22,507	27,894	29,651	37,940	35,143	38,029	40,255	41,542	42,865	50,480
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$14.44	$13.38	$13.48	$13.12	$12.87	$12.89	$12.24	$12.61	$12.19	$11.42
Value at end of period	$15.41	$14.44	$13.38	$13.48	$13.12	$12.87	$12.89	$12.24	$12.61	$12.19
Number of accumulation units outstanding at end of period	8,022	8,753	11,026	10,474	10,125	14,329	11,500	17,642	15,469	16,786
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$36.38	$27.86	$29.33	$24.24	$21.80	$21.65	$19.17	$14.58	$12.64	$12.47
Value at end of period	$42.80	$36.38	$27.86	$29.33	$24.24	$21.80	$21.65	$19.17	$14.58	$12.64
Number of accumulation units outstanding at end of period	1,062	4,523	2,510	67,525	72,808	107,222	105,515	94,740	83,016	66,522
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$46.32	$35.59	$41.72	$37.70	$30.51	$31.17	$27.83	$21.27	$18.35	$19.03
Value at end of period	$47.76	$46.32	$35.59	$41.72	$37.70	$30.51	$31.17	$27.83	$21.27	$18.35
Number of accumulation units outstanding at end of period	4,982	7,642	172,110	6,567	12,145	10,243	10,962	12,968	12,071	13,749
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$56.78	$41.16	$42.12	$32.99	$31.44	$33.24	$31.98	$23.13	$19.40	$19.06
Value at end of period	$75.37	$56.78	$41.16	$42.12	$32.99	$31.44	$33.24	$31.98	$23.13	$19.40
Number of accumulation units outstanding at end of period	14,599	20,604	187,119	22,822	25,921	29,207	33,738	36,946	36,872	58,702
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.84	$14.36	$15.76	$14.28	$14.21	$14.47	$12.74	$12.31	$9.80	$10.37
Value at end of period	$16.91	$17.84	$14.36	$15.76	$14.28	$14.21	$14.47	$12.74	$12.31	$9.80
Number of accumulation units outstanding at end of period	10,218	11,459	14,178	14,400	15,101	16,676	19,727	19,872	23,728	186,938
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$23.14	$18.13	$19.71	$18.81	$18.12	$17.67	$13.66	$13.44	$11.68	$10.71
Value at end of period	$21.54	$23.14	$18.13	$19.71	$18.81	$18.12	$17.67	$13.66	$13.44	$11.68
Number of accumulation units outstanding at end of period	4,408	11,115	11,076	50,490	59,995	61,776	63,933	55,921	49,938	158,682
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$50.55	$38.14	$42.08	$34.75	$32.19	$31.38	$27.93	$20.81	$18.61	$19.60
Value at end of period	$61.15	$50.55	$38.14	$42.08	$34.75	$32.19	$31.38	$27.93	$20.81	$18.61
Number of accumulation units outstanding at end of period	4,221	5,828	6,358	7,575	9,316	13,069	13,934	13,974	10,159	15,740
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.78	$18.19	$22.20	$20.10	$16.31	$16.87	$16.24	$11.65	$10.24	$10.57
Value at end of period	$23.76	$21.78	$18.19	$22.20	$20.10	$16.31	$16.87	$16.24	$11.65	$10.24
Number of accumulation units outstanding at end of period	2,754	4,448	5,073	4,607	6,801	6,224	3,745	3,035	1,350	4,081
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$31.85	$25.53	$29.26	$24.97	$21.28	$22.72	$20.90	$15.55	$13.15	$13.49
Value at end of period	$31.57	$31.85	$25.53	$29.26	$24.97	$21.28	$22.72	$20.90	$15.55	$13.15
Number of accumulation units outstanding at end of period	10,355	28,035	27,169	28,121	34,370	38,881	36,944	42,777	41,585	47,475
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$26.75	$22.37	$24.80	$22.45	$19.56	$19.44	$18.47	$14.84	$13.21	$13.41
Value at end of period	$29.30	$26.75	$22.37	$24.80	$22.45	$19.56	$19.44	$18.47	$14.84	$13.21
Number of accumulation units outstanding at end of period	54,144	154,771	167,500	183,333	0	5,563	254,827	225,076	225,959	276,947
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$27.89	$22.45	$26.08	$22.99	$19.25	$19.91	$18.15	$13.61	$11.93	$12.24
Value at end of period	$28.58	$27.89	$22.45	$26.08	$22.99	$19.25	$19.91	$18.15	$13.61	$11.93
Number of accumulation units outstanding at end of period	1,980	4,742	4,272	3,936	11,435	5,392	5,091	4,643	9,008	17,870

CFI 59

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$33.16	$25.26	$29.21	$21.49	$21.53	$20.02	$20.37	$16.09	$13.27	$14.50
Value at end of period	$42.20	$33.16	$25.26	$29.21	$21.49	$21.53	$20.02	$20.37	$16.09	$13.27
Number of accumulation units outstanding at end of period	54,626	114,613	135,666	124,486	0	1,471	169,465	178,010	191,464	272,485
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.29	$25.38	$30.61	$21.49	$19.10	$22.78	$22.66	$24.14	$20.34	$24.99
Value at end of period	$44.23	$33.29	$25.38	$30.61	$21.49	$19.10	$22.78	$22.66	$24.14	$20.34
Number of accumulation units outstanding at end of period	3,052	4,881	5,232	5,124	6,148	6,413	6,171	7,307	7,624	16,803
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$46.85	$37.27	$42.62	$37.62	$32.93	$34.10	$29.77	$22.73	$19.01	$18.75
Value at end of period	$46.79	$46.85	$37.27	$42.62	$37.62	$32.93	$34.10	$29.77	$22.73	$19.01
Number of accumulation units outstanding at end of period	4,209	6,786	8,903	9,076	10,303	10,443	11,602	17,003	13,983	17,572
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$37.56	$29.84	$33.48	$29.09	$24.02	$25.04	$23.20	$16.77	$14.18	$14.43
Value at end of period	$43.51	$37.56	$29.84	$33.48	$29.09	$24.02	$25.04	$23.20	$16.77	$14.18
Number of accumulation units outstanding at end of period	2,791	5,119	4,139	3,494	3,171	7,633	8,299	11,104	3,403	4,300
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$36.19	$29.22	$29.18	$25.46	$23.65	$22.57	$20.21	$16.60	$14.56	$14.21
Value at end of period	$42.52	$36.19	$29.22	$29.18	$25.46	$23.65	$22.57	$20.21	$16.60	$14.56
Number of accumulation units outstanding at end of period	217,636	738,862	680,766	738,201	671,167	676,618	557,169	479,265	395,149	438,135
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$42.93	$31.42	$32.60	$26.22	$24.51	$24.12	$21.66	$16.09	$13.91	$14.50
Value at end of period	$56.38	$42.93	$31.42	$32.60	$26.22	$24.51	$24.12	$21.66	$16.09	$13.91
Number of accumulation units outstanding at end of period	35,212	89,485	104,328	99,841	109,717	121,216	127,298	129,812	137,584	205,802
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$39.47	$31.35	$34.71	$29.98	$25.34	$27.33	$25.54	$19.76	$16.93	$17.15
Value at end of period	$39.69	$39.47	$31.35	$34.71	$29.98	$25.34	$27.33	$25.54	$19.76	$16.93
Number of accumulation units outstanding at end of period	13,565	19,621	489,741	21,031	22,631	23,478	22,220	21,315	25,415	45,562
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$83.11	$63.78	$64.74	$48.66	$48.13	$43.61	$40.28	$29.04	$24.52	$24.89
Value at end of period	$113.14	$83.11	$63.78	$64.74	$48.66	$48.13	$43.61	$40.28	$29.04	$24.52
Number of accumulation units outstanding at end of period	37,955	67,310	304,952	75,783	79,669	92,587	95,772	103,973	108,472	124,122
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.27	$18.30	$21.40	$16.80	$16.55	$16.78	$17.03	$14.96	$12.65	$14.48
Value at end of period	$26.53	$23.27	$18.30	$21.40	$16.80	$16.55	$16.78	$17.03	$14.96	$12.65
Number of accumulation units outstanding at end of period	902	1,885	2,630	2,462	1,195	1,233	1,773	1,773	1,318	9,371
WANGER INTERNATIONAL
Value at beginning of period	$17.42	$13.45	$16.41	$12.40	$12.62	$12.66	$13.30	$10.91	$9.01	$10.60
Value at end of period	$19.84	$17.42	$13.45	$16.41	$12.40	$12.62	$12.66	$13.30	$10.91	$9.01
Number of accumulation units outstanding at end of period	16,205	47,114	47,887	42,354	39,348	35,259	35,452	34,562	21,706	49,998
WANGER SELECT
Value at beginning of period	$36.96	$28.70	$32.89	$26.07	$23.09	$23.13	$22.51	$16.80	$14.24	$17.36
Value at end of period	$46.62	$36.96	$28.70	$32.89	$26.07	$23.09	$23.13	$22.51	$16.80	$14.24
Number of accumulation units outstanding at end of period	12,081	37,957	37,023	36,812	36,179	37,370	36,261	35,067	31,846	49,809
WANGER USA
Value at beginning of period	$41.57	$31.83	$32.44	$27.23	$24.05	$24.30	$23.28	$17.47	$14.62	$15.21
Value at end of period	$51.43	$41.57	$31.83	$32.44	$27.23	$24.05	$24.30	$23.28	$17.47	$14.62
Number of accumulation units outstanding at end of period	36,102	114,063	113,027	116,524	116,288	125,083	119,556	113,299	99,279	97,810

CFI 60

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2018)
Value at beginning of period	$17.66	$13.33	$16.43
Value at end of period	$21.42	$16.74	$13.33
Number of accumulation units outstanding at end of period	36	0	3,815
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$59.13	$46.37	$53.96	$48.78	$38.00	$39.97	$37.38	$27.18	$24.06	$24.68
Value at end of period	$59.57	$59.13	$46.37	$53.96	$48.78	$38.00	$39.97	$37.38	$27.18	$24.06
Number of accumulation units outstanding at end of period	2,247	5,291	5,521	6,372	6,695	6,273	6,741	6,991	7,791	30,488

TABLE 9
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$39.45	$30.94	$32.03	$25.51	$23.64	$22.54	$20.72	$15.55	$14.75
Value at end of period	$54.12	$39.45	$30.94	$32.03	$25.51	$23.64	$22.54	$20.72	$15.55
Number of accumulation units outstanding at end of period	580,697	690,124	821,240	906,840	981,432	1,197,836	1,367,587	1,523,907	1,861,369
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during August 2012)
Value at beginning of period	$33.89	$27.13	$28.09	$23.49	$20.82	$20.96	$18.94	$14.43	$14.16
Value at end of period	$36.33	$33.89	$27.13	$28.09	$23.49	$20.82	$20.96	$18.94	$14.43
Number of accumulation units outstanding at end of period	164	164	164	164	164	164	164	164	164
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during November 2014)
Value at beginning of period	$22.74	$19.79	$24.41	$21.99	$17.80	$19.95	$20.08
Value at end of period	$23.52	$22.74	$19.79	$24.41	$21.99	$17.80	$19.95
Number of accumulation units outstanding at end of period	0	0	0	0	1,549	1,550	1,550
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$15.46	$12.02	$13.55	$10.38	$11.09
Value at end of period	$16.55	$15.46	$12.02	$13.55	$10.38
Number of accumulation units outstanding at end of period	786	799	799	799	897
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$54.67	$41.74	$44.78	$36.91	$34.33	$34.25	$30.74	$23.52	$20.29	$20.91
Value at end of period	$71.06	$54.67	$41.74	$44.78	$36.91	$34.33	$34.25	$30.74	$23.52	$20.29
Number of accumulation units outstanding at end of period	1,321,091	1,349,227	1,468,748	2,396,280	2,671,081	3,242,414	3,822,554	4,168,809	4,841,438	1,391
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.89	$25.92	$28.39	$25.26	$21.50	$22.49	$20.78	$16.29	$13.95	$13.88
Value at end of period	$34.93	$32.89	$25.92	$28.39	$25.26	$21.50	$22.49	$20.78	$16.29	$13.95
Number of accumulation units outstanding at end of period	162,627	175,622	194,524	249,651	299,974	397,099	515,650	595,065	760,318	47

CFI 61

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.16	$33.03	$33.24	$24.71	$24.62	$23.07	$20.83	$15.34	$13.44	$13.47
Value at end of period	$63.26	$44.16	$33.03	$33.24	$24.71	$24.62	$23.07	$20.83	$15.34	$13.44
Number of accumulation units outstanding at end of period	354	354	354	354	458	448	511	315	305	205
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.52	$17.71	$20.88	$16.10	$17.03	$16.51	$18.04	$13.90	$11.56	$14.02
Value at end of period	$25.92	$22.52	$17.71	$20.88	$16.10	$17.03	$16.51	$18.04	$13.90	$11.56
Number of accumulation units outstanding at end of period	18	18	18	18	18	16	814	814	813	16
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$44.65	$35.49	$40.93	$37.15	$28.67	$31.09	$31.05	$22.90	$20.40
Value at end of period	$46.75	$44.65	$35.49	$40.93	$37.15	$28.67	$31.09	$31.05	$22.90
Number of accumulation units outstanding at end of period	75,538	86,048	105,639	118,870	126,994	156,172	236,161	292,309	387,199
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$108.93	$88.25	$100.90	$75.21	$70.68	$82.61	$87.17	$80.81	$67.18	$82.39
Value at end of period	$127.12	$108.93	$88.25	$100.90	$75.21	$70.68	$82.61	$87.17	$80.81	$67.18
Number of accumulation units outstanding at end of period	672	665	659	652	644	634	631	668	662	0
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$34.67	$27.53	$30.84	$27.14	$23.09	$24.65	$22.12	$15.76	$15.05
Value at end of period	$41.39	$34.67	$27.53	$30.84	$27.14	$23.09	$24.65	$22.12	$15.76
Number of accumulation units outstanding at end of period	381	381	381	381	381	381	381	381	381
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during August 2012)
Value at beginning of period	$28.29	$23.17	$27.40	$25.76	$22.23	$23.21	$20.90	$16.11	$15.16
Value at end of period	$28.87	$28.29	$23.17	$27.40	$25.76	$22.23	$23.21	$20.90	$16.11
Number of accumulation units outstanding at end of period	475	475	475	176,627	227,628	318,872	422,979	546,278	989,289
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.28	$19.35	$20.26	$17.99	$17.08	$17.24	$16.04	$13.85	$13.43
Value at end of period	$26.94	$23.28	$19.35	$20.26	$17.99	$17.08	$17.24	$16.04	$13.85
Number of accumulation units outstanding at end of period	21,396	28,685	30,524	32,371	45,973	66,165	79,025	100,762	106,995
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.53	$16.24	$16.68	$16.17	$15.44	$15.94	$15.53	$17.19	$16.95
Value at end of period	$19.50	$17.53	$16.24	$16.68	$16.17	$15.44	$15.94	$15.53	$17.19
Number of accumulation units outstanding at end of period	990,489	928,170	982,345	1,094,208	1,159,050	1,139,052	1,263,167	1,618,577	2,507,910
TEMPLETON GLOBAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2012)
Value at beginning of period	$35.57	$35.51	$35.22	$34.57	$32.69	$34.30	$33.92	$33.33	$31.43
Value at end of period	$33.85	$35.57	$35.51	$35.22	$34.57	$32.69	$34.30	$33.92	$33.33
Number of accumulation units outstanding at end of period	809	675	555	473	350	239	287	415	654
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$27.17	$22.92	$24.71	$21.63	$20.15	$20.63	$19.51	$16.79	$14.84	$15.11
Value at end of period	$29.98	$27.17	$22.92	$24.71	$21.63	$20.15	$20.63	$19.51	$16.79	$14.84
Number of accumulation units outstanding at end of period	8	8	8	199,917	246,612	286,900	340,383	356,950	423,939	7

CFI 62

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.90	$15.73	$16.13	$14.77	$13.96	$14.66	$14.66	$15.50	$14.43	$13.98
Value at end of period	$18.37	$16.90	$15.73	$16.13	$14.77	$13.96	$14.66	$14.66	$15.50	$14.43
Number of accumulation units outstanding at end of period	216,048	260,420	328,227	206,437	206,337	178,688	252,241	311,507	562,087	11
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.44	$11.10	$12.23	$9.93	$9.41	$10.03
Value at end of period	$13.27	$13.44	$11.10	$12.23	$9.93	$9.41
Number of accumulation units outstanding at end of period	9,376	10,932	10,927	946,098	1,147,796	1,383,553
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.83	$13.62	$13.47	$13.45	$13.49	$13.55	$13.61	$13.67	$13.72	$13.78
Value at end of period	$13.80	$13.83	$13.62	$13.47	$13.45	$13.49	$13.55	$13.61	$13.67	$13.72
Number of accumulation units outstanding at end of period	1,985,956	1,146,422	1,235,266	2,360,690	1,994,755	2,196,118	2,320,181	2,663,419	2,886,563	335
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$26.60	$20.73	$21.79	$18.19	$16.65	$16.96	$15.39	$11.83	$10.27	$10.34
Value at end of period	$31.05	$26.60	$20.73	$21.79	$18.19	$16.65	$16.96	$15.39	$11.83	$10.27
Number of accumulation units outstanding at end of period	113,838	145,606	171,483	203,156	233,310	297,115	341,192	406,465	27,270	2,079
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$24.81	$21.63	$22.45	$21.24	$18.61	$19.08	$18.95	$18.02	$17.33
Value at end of period	$26.09	$24.81	$21.63	$22.45	$21.24	$18.61	$19.08	$18.95	$18.02
Number of accumulation units outstanding at end of period	0	0	396	358	320	432	248	761	773
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.60	$27.49	$29.64	$23.89	$21.76	$21.67	$19.12	$14.45	$12.68	$12.75
Value at end of period	$41.07	$35.60	$27.49	$29.64	$23.89	$21.76	$21.67	$19.12	$14.45	$12.68
Number of accumulation units outstanding at end of period	54,364	66,921	76,781	67,632	95,535	104,651	126,195	165,374	182,146	634
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$60.02	$47.44	$55.64	$49.21	$41.84	$42.79	$39.23	$29.29	$28.03
Value at end of period	$64.68	$60.02	$47.44	$55.64	$49.21	$41.84	$42.79	$39.23	$29.29
Number of accumulation units outstanding at end of period	57,525	67,749	81,223	293,808	366,773	487,826	641,221	815,660	1,121,981
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$42.79	$35.29	$40.47	$36.98	$29.18	$30.28	$28.85	$20.31	$19.48
Value at end of period	$44.89	$42.79	$35.29	$40.47	$36.98	$29.18	$30.28	$28.85	$20.31
Number of accumulation units outstanding at end of period	42,426	55,355	64,606	68,767	91,919	102,701	115,026	142,368	172,936
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.36	$24.11	$24.35	$23.28	$22.42	$22.39	$21.08	$21.20	$19.47	$18.19
Value at end of period	$28.29	$26.36	$24.11	$24.35	$23.28	$22.42	$22.39	$21.08	$21.20	$19.47
Number of accumulation units outstanding at end of period	1,356,087	859,914	826,065	1,541,219	1,546,750	1,778,000	2,187,252	2,515,405	3,472,123	929
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.16	$10.06	$11.71	$9.42	$9.38	$9.51	$10.16	$8.40	$7.61
Value at end of period	$13.06	$12.16	$10.06	$11.71	$9.42	$9.38	$9.51	$10.16	$8.40
Number of accumulation units outstanding at end of period	83,566	64,898	64,884	48,490	55,685	63,137	63,119	65,044	64,971
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$33.05	$25.01	$25.50	$19.74	$19.08	$18.01	$15.92	$12.22	$10.39	$10.33
Value at end of period	$43.07	$33.05	$25.01	$25.50	$19.74	$19.08	$18.01	$15.92	$12.22	$10.39
Number of accumulation units outstanding at end of period	3,868,112	4,016,578	4,058,127	4,329,427	4,305,697	4,268,668	4,120,649	3,960,709	3,517,495	824

CFI 63

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.05	$16.09	$17.54	$15.51	$13.68	$14.39	$13.13	$10.08	$9.80
Value at end of period	$21.21	$20.05	$16.09	$17.54	$15.51	$13.68	$14.39	$13.13	$10.08
Number of accumulation units outstanding at end of period	285,055	314,737	333,875	387,706	447,456	520,889	607,733	759,777	501,018
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$44.76	$34.77	$37.75	$30.31	$28.38	$28.37	$26.18	$21.79
Value at end of period	$62.89	$44.76	$34.77	$37.75	$30.31	$28.38	$28.37	$26.18
Number of accumulation units outstanding at end of period	1,064,382	1,057,761	1,071,756	962,858	68,025	78,808	87,492	103,577
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$27.37	$20.94	$21.78	$17.85	$16.16	$15.90	$14.15	$10.76	$10.61
Value at end of period	$33.21	$27.37	$20.94	$21.78	$17.85	$16.16	$15.90	$14.15	$10.76
Number of accumulation units outstanding at end of period	2,916,157	2,689,314	2,403,502	2,143,637	2,034,116	901,134	721,401	536,370	414,136
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$31.93	$25.53	$27.54	$24.44	$21.29	$22.22	$19.89	$15.20	$14.68
Value at end of period	$32.17	$31.93	$25.53	$27.54	$24.44	$21.29	$22.22	$19.89	$15.20
Number of accumulation units outstanding at end of period	6,949	9,705	10,328	10,506	12,346	13,934	14,572	15,219	18,720
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$44.03	$32.88	$34.90	$28.19	$26.51	$26.84	$24.27	$18.07	$17.48
Value at end of period	$58.96	$44.03	$32.88	$34.90	$28.19	$26.51	$26.84	$24.27	$18.07
Number of accumulation units outstanding at end of period	24,876	28,523	29,734	30,440	30,983	36,622	41,322	44,341	48,090
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$26.42	$20.43	$22.62	$19.26	$17.06	$17.64	$15.72	$11.77	$11.23
Value at end of period	$30.69	$26.42	$20.43	$22.62	$19.26	$17.06	$17.64	$15.72	$11.77
Number of accumulation units outstanding at end of period	2,723,866	2,792,905	2,832,538	3,093,464	2,940,485	2,380,071	1,787,419	1,431,893	989,497
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$25.33	$20.33	$23.02	$20.23	$16.78	$17.66	$16.91	$12.24	$11.66
Value at end of period	$30.15	$25.33	$20.33	$23.02	$20.23	$16.78	$17.66	$16.91	$12.24
Number of accumulation units outstanding at end of period	457,682	451,007	471,583	486,992	466,910	412,029	365,283	282,839	210,591
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2012)
Value at beginning of period	$26.36	$21.07	$25.16	$21.28	$18.85	$19.11	$18.18	$13.13	$13.51
Value at end of period	$33.16	$26.36	$21.07	$25.16	$21.28	$18.85	$19.11	$18.18	$13.13
Number of accumulation units outstanding at end of period	0	0	0	227	820	841	614	21	280
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$52.25	$41.59	$49.64	$44.81	$36.15	$36.61	$34.51	$25.17	$22.08	$22.74
Value at end of period	$58.41	$52.25	$41.59	$49.64	$44.81	$36.15	$36.61	$34.51	$25.17	$22.08
Number of accumulation units outstanding at end of period	1,165	1,165	1,165	2,178	2,362	2,142	2,676	2,261	2,704	454
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$21.05	$17.90	$19.08	$16.62	$15.77	$15.85	$15.08	$13.03	$12.63
Value at end of period	$23.80	$21.05	$17.90	$19.08	$16.62	$15.77	$15.85	$15.08	$13.03
Number of accumulation units outstanding at end of period	627	628	628	627	628	627	2,961	628	627

CFI 64

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$22.91	$18.88	$20.69	$17.40	$16.45	$16.61	$15.78	$14.67
Value at end of period	$26.11	$22.91	$18.88	$20.69	$17.40	$16.45	$16.61	$15.78
Number of accumulation units outstanding at end of period	58	58	58	58	58	58	58	58
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$18.38	$16.32	$16.91	$15.54	$14.94	$15.21
Value at end of period	$20.48	$18.38	$16.32	$16.91	$15.54	$14.94
Number of accumulation units outstanding at end of period	13	13	62	63	67	67
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.65	$21.57	$22.57	$20.52	$19.50	$19.63	$18.49	$16.57	$14.82	$14.62
Value at end of period	$27.10	$24.65	$21.57	$22.57	$20.52	$19.50	$19.63	$18.49	$16.57	$14.82
Number of accumulation units outstanding at end of period	4,069	4,111	4,111	4,136	13,144	14,363	15,083	17,457	24,135	21
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$24.41	$19.96	$21.87	$18.64	$17.51	$17.80	$16.78	$13.77	$13.22
Value at end of period	$27.80	$24.41	$19.96	$21.87	$18.64	$17.51	$17.80	$16.78	$13.77
Number of accumulation units outstanding at end of period	11,459	11,563	11,624	11,819	12,036	12,214	13,255	29,099	30,717
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$24.34	$20.50	$21.92	$19.23	$18.12	$18.30	$17.23	$14.85	$13.13	$13.27
Value at end of period	$27.32	$24.34	$20.50	$21.92	$19.23	$18.12	$18.30	$17.23	$14.85	$13.13
Number of accumulation units outstanding at end of period	32,629	33,050	46,193	46,858	50,190	57,084	94,979	129,744	132,212	34
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.35	$13.31	$13.42	$13.06	$12.82	$12.85	$12.21	$12.58	$12.59
Value at end of period	$15.32	$14.35	$13.31	$13.42	$13.06	$12.82	$12.85	$12.21	$12.58
Number of accumulation units outstanding at end of period	557,020	283,109	267,755	252,276	245,841	199,170	202,586	134,756	170,041
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$45.91	$35.30	$41.39	$37.42	$30.30	$30.97	$27.66	$21.15	$19.97
Value at end of period	$47.32	$45.91	$35.30	$41.39	$37.42	$30.30	$30.97	$27.66	$21.15
Number of accumulation units outstanding at end of period	6	10	10	181,344	218,774	298,326	431,450	535,374	789,233
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$56.28	$40.82	$41.79	$32.75	$31.23	$33.03	$31.80	$23.00	$21.74
Value at end of period	$74.67	$56.28	$40.82	$41.79	$32.75	$31.23	$33.03	$31.80	$23.00
Number of accumulation units outstanding at end of period	177,588	197,197	217,702	405,323	499,875	803,513	1,034,375	1,228,228	1,548,031
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.74	$14.28	$15.68	$14.22	$14.16	$14.43	$12.71	$12.28	$11.41
Value at end of period	$16.80	$17.74	$14.28	$15.68	$14.22	$14.16	$14.43	$12.71	$12.28
Number of accumulation units outstanding at end of period	1,035,394	1,278,038	1,386,003	1,606,561	1,836,236	1,794,423	1,720,150	1,646,652	1,466,094
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$22.98	$18.01	$19.59	$18.71	$18.03	$17.59	$13.61	$13.39	$13.44
Value at end of period	$21.38	$22.98	$18.01	$19.59	$18.71	$18.03	$17.59	$13.61	$13.39
Number of accumulation units outstanding at end of period	122,246	148,018	172,822	334,423	368,100	395,863	444,421	505,347	651,553

CFI 65

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$50.10	$37.82	$41.75	$34.49	$31.96	$31.17	$27.76	$20.69	$20.12
Value at end of period	$60.57	$50.10	$37.82	$41.75	$34.49	$31.96	$31.17	$27.76	$20.69
Number of accumulation units outstanding at end of period	8,105	8,314	8,503	9,435	15,454	16,843	17,042	23,993	24,837
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$31.57	$25.32	$29.03	$24.78	$21.13	$22.58	$20.78	$15.46	$14.60
Value at end of period	$31.28	$31.57	$25.32	$29.03	$24.78	$21.13	$22.58	$20.78	$15.46
Number of accumulation units outstanding at end of period	10,465	11,110	12,055	14,937	31,427	32,183	35,301	33,528	38,244
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.75	$21.54	$23.89	$21.64	$18.86	$19.34	$17.83	$14.33	$12.77	$12.96
Value at end of period	$28.19	$25.75	$21.54	$23.89	$21.64	$18.86	$19.34	$17.83	$14.33	$12.77
Number of accumulation units outstanding at end of period	431	431	431	443	443	2,170	2,171	2,166	6,737	0
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$27.68	$22.29	$25.91	$22.86	$19.14	$19.81	$18.07	$13.56	$13.16
Value at end of period	$28.36	$27.68	$22.29	$25.91	$22.86	$19.14	$19.81	$18.07	$13.56
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	25	25	0
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$31.74	$24.19	$27.99	$20.60	$20.65	$19.92	$19.56	$15.45	$12.76	$13.95
Value at end of period	$40.38	$31.74	$24.19	$27.99	$20.60	$20.65	$19.92	$19.56	$15.45	$12.76
Number of accumulation units outstanding at end of period	129,834	143,177	170,503	210,334	237,353	296,475	339,674	361,415	424,803	1,556
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2012)
Value at beginning of period	$46.43	$36.96	$42.28	$37.35	$32.71	$33.88	$29.60	$22.60	$22.30
Value at end of period	$46.35	$46.43	$36.96	$42.28	$37.35	$32.71	$33.88	$29.60	$22.60
Number of accumulation units outstanding at end of period	0	0	0	0	49	0	0	0	217
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$37.29	$29.64	$33.27	$28.92	$23.89	$24.92	$23.10	$16.70	$15.90
Value at end of period	$43.17	$37.29	$29.64	$33.27	$28.92	$23.89	$24.92	$23.10	$16.70
Number of accumulation units outstanding at end of period	333	333	333	928	928	928	937	1,240	1,097
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$35.92	$29.02	$29.00	$25.31	$23.53	$22.46	$20.12	$16.54	$16.03
Value at end of period	$42.19	$35.92	$29.02	$29.00	$25.31	$23.53	$22.46	$20.12	$16.54
Number of accumulation units outstanding at end of period	6,876	6,805	7,430	6,897	6,305	8,440	5,879	5,283	5,016
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$42.61	$31.20	$32.39	$26.07	$24.38	$24.00	$21.56	$16.02	$13.86	$14.46
Value at end of period	$55.93	$42.61	$31.20	$32.39	$26.07	$24.38	$24.00	$21.56	$16.02	$13.86
Number of accumulation units outstanding at end of period	154,713	168,906	183,441	204,943	226,338	118,511	135,909	153,926	187,467	920
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$39.15	$31.10	$34.46	$29.78	$25.18	$27.17	$25.40	$19.67	$18.85
Value at end of period	$39.34	$39.15	$31.10	$34.46	$29.78	$25.18	$27.17	$25.40	$19.67
Number of accumulation units outstanding at end of period	99,032	106,547	113,268	630,780	748,627	947,875	1,236,187	1,602,801	2,409,214

CFI 66

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$53.92	$41.40	$42.05	$31.62	$31.29	$28.36	$26.21	$18.91	$15.97	$16.22
Value at end of period	$73.37	$53.92	$41.40	$42.05	$31.62	$31.29	$28.36	$26.21	$18.91	$15.97
Number of accumulation units outstanding at end of period	1,334,586	1,299,358	1,285,927	1,412,038	1,383,553	1,501,278	1,362,589	1,370,290	1,311,004	231
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.10	$18.18	$21.26	$16.70	$16.47	$16.70	$16.96	$14.90	$13.67
Value at end of period	$26.32	$23.10	$18.18	$21.26	$16.70	$16.47	$16.70	$16.96	$14.90
Number of accumulation units outstanding at end of period	9,415	9,740	10,105	10,124	11,926	13,876	17,208	20,545	27,643
WANGER INTERNATIONAL
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.31	$13.37	$16.32	$12.34	$12.57	$12.61	$13.26	$10.88	$10.08
Value at end of period	$19.71	$17.31	$13.37	$16.32	$12.34	$12.57	$12.61	$13.26	$10.88
Number of accumulation units outstanding at end of period	806,224	866,461	940,187	1,007,788	1,082,071	1,033,719	964,404	956,076	843,353
WANGER SELECT
(Funds were first received in this option during August 2012)
Value at beginning of period	$36.67	$28.49	$32.67	$25.91	$22.96	$23.00	$22.40	$16.72	$16.00
Value at end of period	$46.23	$36.67	$28.49	$32.67	$25.91	$22.96	$23.00	$22.40	$16.72
Number of accumulation units outstanding at end of period	148,858	162,128	176,002	197,591	216,392	259,350	292,229	345,743	481,156
WANGER USA
(Funds were first received in this option during August 2012)
Value at beginning of period	$41.24	$31.60	$32.22	$27.06	$23.91	$24.17	$23.17	$17.40	$16.55
Value at end of period	$51.01	$41.24	$31.60	$32.22	$27.06	$23.91	$24.17	$23.17	$17.40
Number of accumulation units outstanding at end of period	885,187	918,859	957,450	990,904	1,010,304	1,004,826	1,008,822	1,054,435	940,449

TABLE 10
FOR CERTAIN OPTIONAL RETIREMENT PRODUCT CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% ISSUED BEGINNING IN OCTOBER, 2012
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.99	$13.01	$13.08	$12.73	$12.45	$12.47	$11.87	$12.17	$12.15
Value at end of period	$15.42	$13.99	$13.01	$13.08	$12.73	$12.45	$12.47	$11.87	$12.17
Number of accumulation units outstanding at end of period	0	0	0	0	12,282	7,061	1,565	5,620	19
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
(Funds were first received in this option during December 2012)
Value at beginning of period	$24.54	$19.65	$20.35	$17.02	$15.08	$15.18	$13.72	$10.45	$10.60
Value at end of period	$26.32	$24.54	$19.65	$20.35	$17.02	$15.08	$15.18	$13.72	$10.45
Number of accumulation units outstanding at end of period	0	0	0	1,991	105,560	57,798	11,501	4,914	2,609
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2012)
Value at beginning of period	$22.99	$20.00	$24.68	$22.23	$18.00	$20.17	$18.46	$12.84	$12.69
Value at end of period	$23.77	$22.99	$20.00	$24.68	$22.23	$18.00	$20.17	$18.46	$12.84
Number of accumulation units outstanding at end of period	0	0	0	4,897	265,783	314,253	477,129	327,874	14,849

CFI 67

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$17.91	$14.07	$17.14	$15.42	$11.82	$12.69	$12.10	$10.68
Value at end of period	$17.56	$17.91	$14.07	$17.14	$15.42	$11.82	$12.69	$12.10
Number of accumulation units outstanding at end of period	0	0	0	0	10,454	6,642	4,801	187
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.70	$18.10	$19.42	$16.00	$14.88	$14.85	$13.33	$10.20	$10.37
Value at end of period	$30.81	$23.70	$18.10	$19.42	$16.00	$14.88	$14.85	$13.33	$10.20
Number of accumulation units outstanding at end of period	0	0	0	71,013	2,282,876	1,959,659	1,602,285	1,290,100	243,032
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2012)
Value at beginning of period	$19.62	$15.46	$16.94	$15.07	$12.83	$13.42	$12.40	$9.72	$9.40
Value at end of period	$20.83	$19.62	$15.46	$16.94	$15.07	$12.83	$13.42	$12.40	$9.72
Number of accumulation units outstanding at end of period	0	0	0	2,763	43,775	17,485	8,828	5,196	3,062
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.35	$18.56	$21.40	$19.43	$14.99	$16.26	$16.24	$11.97	$11.12
Value at end of period	$24.45	$23.35	$18.56	$21.40	$19.43	$14.99	$16.26	$16.24	$11.97
Number of accumulation units outstanding at end of period	0	0	0	0	64,278	50,260	43,989	29,728	1,758
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$25.20	$20.02	$22.43	$19.73	$16.79	$17.92	$16.08	$11.46	$11.09
Value at end of period	$30.09	$25.20	$20.02	$22.43	$19.73	$16.79	$17.92	$16.08	$11.46
Number of accumulation units outstanding at end of period	0	0	0	3,402	194,185	212,926	344,888	239,520	12,465
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.54	$14.37	$16.99	$15.97	$13.79	$14.39	$12.96	$9.99	$9.68
Value at end of period	$17.90	$17.54	$14.37	$16.99	$15.97	$13.79	$14.39	$12.96	$9.99
Number of accumulation units outstanding at end of period	0	0	0	5,998	305,377	250,765	159,993	163,700	82,360
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.54	$10.64	$10.70	$10.42	$10.23	$10.28	$9.76	$9.56
Value at end of period	$12.50	$11.54	$10.64	$10.70	$10.42	$10.23	$10.28	$9.76
Number of accumulation units outstanding at end of period	0	0	0	5,576	167,843	101,870	103,982	21,146
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.65	$14.88	$16.05	$14.05	$13.09	$13.40	$12.67	$10.91	$10.84
Value at end of period	$19.47	$17.65	$14.88	$16.05	$14.05	$13.09	$13.40	$12.67	$10.91
Number of accumulation units outstanding at end of period	0	0	0	31,875	227,285	181,195	148,775	106,702	25,193
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.79	$13.77	$14.12	$12.93	$12.22	$12.83	$12.83	$13.42	$13.31
Value at end of period	$16.08	$14.79	$13.77	$14.12	$12.93	$12.22	$12.83	$12.83	$13.42
Number of accumulation units outstanding at end of period	0	0	0	2,052	32,724	24,762	24,273	15,661	1,488

CFI 68

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.44	$11.10	$12.23	$9.93	$9.41	$10.03
Value at end of period	$13.27	$13.44	$11.10	$12.23	$9.93	$9.41
Number of accumulation units outstanding at end of period	0	0	0	33,743	735,802	637,814
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$12.99	$11.03	$11.94	$10.43	$9.81	$10.20	$10.27
Value at end of period	$15.02	$12.99	$11.03	$11.94	$10.43	$9.81	$10.20
Number of accumulation units outstanding at end of period	0	0	0	994	6,692	1,106	94
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.57	$18.37	$19.31	$16.12	$14.75	$15.03	$13.64	$10.48	$10.77
Value at end of period	$27.51	$23.57	$18.37	$19.31	$16.12	$14.75	$15.03	$13.64	$10.48
Number of accumulation units outstanding at end of period	0	0	0	1,682	25,148	15,524	8,779	4,580	160
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2013)
Value at beginning of period	$24.48	$18.91	$20.38	$16.43	$14.96	$14.91	$13.15	$11.68
Value at end of period	$28.25	$24.48	$18.91	$20.38	$16.43	$14.96	$14.91	$13.15
Number of accumulation units outstanding at end of period	0	0	0	24	24	24	24	24
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.11	$18.27	$21.42	$18.95	$16.11	$16.48	$15.11	$11.28	$11.07
Value at end of period	$24.90	$23.11	$18.27	$21.42	$18.95	$16.11	$16.48	$15.11	$11.28
Number of accumulation units outstanding at end of period	0	0	0	19,371	864,260	676,305	535,363	475,274	123,940
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.56	$15.14	$15.29	$14.62	$14.08	$14.06	$13.24	$13.32	$13.15
Value at end of period	$17.77	$16.56	$15.14	$15.29	$14.62	$14.08	$14.06	$13.24	$13.32
Number of accumulation units outstanding at end of period	0	0	0	30,084	1,694,246	1,417,954	1,082,641	851,031	266,551
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.40	$10.26	$11.94	$9.61	$9.57	$9.70	$10.36	$8.57	$8.08
Value at end of period	$13.32	$12.40	$10.26	$11.94	$9.61	$9.57	$9.70	$10.36	$8.57
Number of accumulation units outstanding at end of period	0	0	0	1,877	109,758	126,123	154,603	110,363	5,648
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$33.34	$25.22	$25.72	$19.91	$19.24	$18.17	$16.06	$12.32	$12.25
Value at end of period	$43.44	$33.34	$25.22	$25.72	$19.91	$19.24	$18.17	$16.06	$12.32
Number of accumulation units outstanding at end of period	0	0	0	2,929	270,007	127,315	99,714	59,345	6,812
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$21.38	$17.17	$18.71	$16.55	$14.60	$15.35	$14.00	$10.75	$10.70
Value at end of period	$22.62	$21.38	$17.17	$18.71	$16.55	$14.60	$15.35	$14.00	$10.75
Number of accumulation units outstanding at end of period	0	0	0	5,528	103,709	199,283	412,489	200,256	30
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$29.96	$23.27	$25.27	$20.29	$19.00	$18.99	$17.52	$14.59
Value at end of period	$42.10	$29.96	$23.27	$25.27	$20.29	$19.00	$18.99	$17.52
Number of accumulation units outstanding at end of period	0	0	0	904	101,395	13,280	2,019	630

CFI 69

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$26.95	$20.83	$23.08	$19.65	$17.41	$17.99	$16.03	$12.00	$11.80
Value at end of period	$31.30	$26.95	$20.83	$23.08	$19.65	$17.41	$17.99	$16.03	$12.00
Number of accumulation units outstanding at end of period	0	0	0	4,724	152,160	103,205	63,971	39,755	4,344
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$25.84	$20.74	$23.48	$20.64	$17.12	$18.02	$17.25	$12.49	$12.15
Value at end of period	$30.76	$25.84	$20.74	$23.48	$20.64	$17.12	$18.02	$17.25	$12.49
Number of accumulation units outstanding at end of period	0	0	0	7,875	173,982	113,289	87,840	74,017	11,204
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$25.64	$20.49	$24.46	$20.69	$18.33	$18.58	$17.67	$12.77	$12.65
Value at end of period	$32.25	$25.64	$20.49	$24.46	$20.69	$18.33	$18.58	$17.67	$12.77
Number of accumulation units outstanding at end of period	0	0	0	1,776	65,937	44,572	35,771	30,752	34
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$24.29	$19.33	$23.08	$20.83	$16.81	$17.02	$16.05	$11.70	$11.49
Value at end of period	$27.15	$24.29	$19.33	$23.08	$20.83	$16.81	$17.02	$16.05	$11.70
Number of accumulation units outstanding at end of period	0	0	0	0	20,157	9,070	2,262	1,897	75
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.39	$13.94	$14.85	$12.94	$12.28	$12.34	$11.74	$10.14	$9.91
Value at end of period	$18.53	$16.39	$13.94	$14.85	$12.94	$12.28	$12.34	$11.74	$10.14
Number of accumulation units outstanding at end of period	0	0	0	0	17,259	9,682	6,847	1,760	323
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.19	$14.16	$15.52	$13.05	$12.34	$12.46	$11.84	$9.88	$9.71
Value at end of period	$19.58	$17.19	$14.16	$15.52	$13.05	$12.34	$12.46	$11.84	$9.88
Number of accumulation units outstanding at end of period	0	0	0	0	63,805	44,669	25,161	6,187	229
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$17.23	$13.97	$15.63	$12.95	$12.23	$12.40	$11.74	$9.55	$9.30
Value at end of period	$19.95	$17.23	$13.97	$15.63	$12.95	$12.23	$12.40	$11.74	$9.55
Number of accumulation units outstanding at end of period	0	0	0	0	31,780	16,561	7,556	2,882	180
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$23.12	$18.66	$20.95	$17.30	$16.33	$16.54	$15.64	$12.72	$12.46
Value at end of period	$26.71	$23.12	$18.66	$20.95	$17.30	$16.33	$16.54	$15.64	$12.72
Number of accumulation units outstanding at end of period	0	0	0	0	20,119	12,420	4,587	1,600	213
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$16.11	$14.30	$14.82	$13.62	$13.09	$13.14	$12.48	$11.72	$11.65
Value at end of period	$17.95	$16.11	$14.30	$14.82	$13.62	$13.09	$13.14	$12.48	$11.72
Number of accumulation units outstanding at end of period	0	0	0	0	241,239	262,018	284,148	171,929	11
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.64	$13.58	$13.68	$13.32	$13.07	$13.10	$12.45	$12.83	$12.84
Value at end of period	$15.62	$14.64	$13.58	$13.68	$13.32	$13.07	$13.10	$12.45	$12.83
Number of accumulation units outstanding at end of period	0	0	0	1,675	47,755	45,124	14,407	6,666	1,338

CFI 70

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$25.97	$19.90	$20.95	$17.33	$15.59	$15.49	$13.72	$10.44	$10.45
Value at end of period	$30.54	$25.97	$19.90	$20.95	$17.33	$15.59	$15.49	$13.72	$10.44
Number of accumulation units outstanding at end of period	0	0	0	8,981	644,758	487,596	374,962	226,622	11,424
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$28.38	$21.82	$25.59	$23.13	$18.73	$19.15	$17.10	$13.08	$12.76
Value at end of period	$29.25	$28.38	$21.82	$25.59	$23.13	$18.73	$19.15	$17.10	$13.08
Number of accumulation units outstanding at end of period	0	0	0	6,215	500,461	444,232	541,526	423,778	73,666
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$29.04	$21.06	$21.56	$16.89	$16.11	$17.04	$16.41	$11.87	$11.51
Value at end of period	$38.52	$29.04	$21.06	$21.56	$16.89	$16.11	$17.04	$16.41	$11.87
Number of accumulation units outstanding at end of period	0	0	0	9,092	560,813	561,518	637,384	500,426	77,928
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2012)
Value at beginning of period	$21.22	$17.02	$19.51	$16.66	$14.20	$15.17	$13.97	$10.39	$9.68
Value at end of period	$21.02	$21.22	$17.02	$19.51	$16.66	$14.20	$15.17	$13.97	$10.39
Number of accumulation units outstanding at end of period	0	0	0	5,402	240,935	354,880	586,821	317,422	4,894
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.70	$17.32	$19.21	$17.40	$15.16	$15.55	$14.34	$11.53	$11.69
Value at end of period	$22.66	$20.70	$17.32	$19.21	$17.40	$15.16	$15.55	$14.34	$11.53
Number of accumulation units outstanding at end of period	0	0	0	993	26,062	17,766	17,603	2,435	1,936
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.40	$16.31	$18.87	$13.89	$13.92	$13.43	$13.18	$10.42	$9.87
Value at end of period	$27.22	$21.40	$16.31	$18.87	$13.89	$13.92	$13.43	$13.18	$10.42
Number of accumulation units outstanding at end of period	0	0	0	3,467	189,405	48,172	11,988	5,598	105
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$25.31	$20.15	$23.05	$20.36	$17.83	$18.47	$16.14	$12.32	$12.19
Value at end of period	$25.27	$25.31	$20.15	$23.05	$20.36	$17.83	$18.47	$16.14	$12.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	17
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$31.03	$22.72	$23.59	$18.98	$17.75	$17.48	$15.70	$11.67	$11.70
Value at end of period	$40.73	$31.03	$22.72	$23.59	$18.98	$17.75	$17.48	$15.70	$11.67
Number of accumulation units outstanding at end of period	0	0	0	104	65,074	29,171	3,344	287	8
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.74	$16.48	$18.26	$15.78	$13.34	$14.40	$13.46	$10.42	$10.40
Value at end of period	$20.84	$20.74	$16.48	$18.26	$15.78	$13.34	$14.40	$13.46	$10.42
Number of accumulation units outstanding at end of period	0	0	0	34,899	1,042,379	896,259	1,069,026	750,944	160,073
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$31.63	$24.28	$24.66	$18.54	$18.35	$16.63	$15.37	$11.09	$11.35
Value at end of period	$43.03	$31.63	$24.28	$24.66	$18.54	$18.35	$16.63	$15.37	$11.09
Number of accumulation units outstanding at end of period	0	0	0	27,328	1,003,128	768,906	495,744	391,431	84,100

CFI 71

Condensed Financial Information (continued)

TABLE 11
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$36.57	$27.45	$28.06	$22.13	$21.80	$21.38	$20.51	$15.30	$13.38	$14.19
Value at end of period	$49.41	$36.57	$27.45	$28.06	$22.13	$21.80	$21.38	$20.51	$15.30	$13.38
Number of accumulation units outstanding at end of period	10,863	4,423	1,713	1,928	2,062	2,391	1,785	1,354	1,017	627
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$30.74	$23.21	$22.78	$17.75	$16.57	$16.73	$14.74	$12.06	$10.90	$11.16
Value at end of period	$40.64	$30.74	$23.21	$22.78	$17.75	$16.57	$16.73	$14.74	$12.06	$10.90
Number of accumulation units outstanding at end of period	27,245	31,472	6,290	5,478	5,224	16,568	16,272	20,343	18,745	19,896
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$25.84	$20.73	$21.98	$18.15	$16.68	$17.26	$15.90	$12.32	$11.29	$11.13
Value at end of period	$29.29	$25.84	$20.73	$21.98	$18.15	$16.68	$17.26	$15.90	$12.32	$11.29
Number of accumulation units outstanding at end of period	51,219	53,889	19,785	19,617	17,821	26,357	30,948	28,083	20,290	17,813
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$13.47	$12.55	$12.94	$12.62	$12.11	$12.44	$12.17	$13.46	$12.68	$11.28
Value at end of period	$14.78	$13.47	$12.55	$12.94	$12.62	$12.11	$12.44	$12.17	$13.46	$12.68
Number of accumulation units outstanding at end of period	16,021	15,016	5,465	7,175	7,803	15,056	11,402	12,914	33,093	18,128
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.17	$10.43	$11.28	$9.93	$9.34	$9.95
Value at end of period	$12.51	$12.17	$10.43	$11.28	$9.93	$9.34
Number of accumulation units outstanding at end of period	26,302	24,144	21,349	20,306	21,639	2,918
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$24.74	$19.49	$20.99	$17.11	$15.29	$14.87	$13.72	$10.49	$9.00	$9.22
Value at end of period	$28.29	$24.74	$19.49	$20.99	$17.11	$15.29	$14.87	$13.72	$10.49	$9.00
Number of accumulation units outstanding at end of period	100,010	113,879	105,252	91,894	93,630	111,193	222,954	218,834	194,592	89,862
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$22.28	$17.12	$19.05	$15.10	$14.34	$14.05	$13.86	$10.77	$8.87	$10.41
Value at end of period	$30.47	$22.28	$17.12	$19.05	$15.10	$14.34	$14.05	$13.86	$10.77	$8.87
Number of accumulation units outstanding at end of period	22,026	35,687	27,450	22,609	26,679	31,063	16,128	14,352	13,339	10,148
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.63	$12.68	$12.76	$12.43	$12.16	$12.19	$11.60	$11.90	$11.29	$10.66
Value at end of period	$15.02	$13.63	$12.68	$12.76	$12.43	$12.16	$12.19	$11.60	$11.90	$11.29
Number of accumulation units outstanding at end of period	54,484	52,505	47,118	47,106	43,761	43,946	41,347	36,459	29,902	20,920
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$39.15	$30.71	$31.81	$25.35	$23.50	$22.42	$20.62	$15.49	$12.91	$13.64
Value at end of period	$53.67	$39.15	$30.71	$31.81	$25.35	$23.50	$22.42	$20.62	$15.49	$12.91
Number of accumulation units outstanding at end of period	287,912	312,011	259,788	281,286	278,137	304,804	313,096	316,623	293,901	3,130,770
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$33.62	$26.93	$27.90	$23.35	$20.70	$20.85	$18.85	$14.37	$12.84	$12.06
Value at end of period	$36.03	$33.62	$26.93	$27.90	$23.35	$20.70	$20.85	$18.85	$14.37	$12.84
Number of accumulation units outstanding at end of period	106,361	124,723	105,199	107,774	111,014	84,590	73,345	72,441	76,298	48,042

CFI 72

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$22.63	$19.70	$24.32	$21.92	$17.75	$19.91	$18.23	$12.68	$10.94	$11.85
Value at end of period	$23.39	$22.63	$19.70	$24.32	$21.92	$17.75	$19.91	$18.23	$12.68	$10.94
Number of accumulation units outstanding at end of period	11,109	10,780	9,197	9,376	10,134	11,337	5,482	3,574	603	1,591
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$39.95	$32.20	$37.49	$32.52	$28.28	$29.63	$26.84	$18.65	$15.58	$17.66
Value at end of period	$43.73	$39.95	$32.20	$37.49	$32.52	$28.28	$29.63	$26.84	$18.65	$15.58
Number of accumulation units outstanding at end of period	3,781	4,018	3,740	3,950	4,273	4,725	4,185	3,572	1,810	1,579
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$15.36	$11.95	$13.47	$10.33	$11.50	$12.02	$12.20	$9.79	$7.85	$8.51
Value at end of period	$16.44	$15.36	$11.95	$13.47	$10.33	$11.50	$12.02	$12.20	$9.79	$7.85
Number of accumulation units outstanding at end of period	18,683	21,627	17,686	16,592	17,381	24,166	21,788	14,330	5,528	4,979
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$14.73	$11.60	$12.25	$10.54	$9.18	$9.27
Value at end of period	$15.60	$14.73	$11.60	$12.25	$10.54	$9.18
Number of accumulation units outstanding at end of period	2,999	5,776	3,406	3,126	850	69
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$15.71	$12.60	$11.73	$9.45	$10.11	$10.37
Value at end of period	$18.68	$15.71	$12.60	$11.73	$9.45	$10.11
Number of accumulation units outstanding at end of period	80,017	86,026	64,914	52,907	38,837	23,513
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$27.60	$22.30	$23.03	$20.66	$19.25	$19.78	$18.14	$15.45	$14.05	$13.50
Value at end of period	$31.66	$27.60	$22.30	$23.03	$20.66	$19.25	$19.78	$18.14	$15.45	$14.05
Number of accumulation units outstanding at end of period	9,433	8,689	5,594	9,179	9,538	9,766	10,029	15,915	21,225	16,810
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during October 2020)
Value at beginning of period	$11.90
Value at end of period	$12.87
Number of accumulation units outstanding at end of period	1,246
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2012)
Value at beginning of period	$21.44	$16.21	$17.01	$15.96	$15.19	$14.54	$11.22	$10.94	$10.75
Value at end of period	$20.72	$21.44	$16.21	$17.01	$15.96	$15.19	$14.54	$11.22	$10.94
Number of accumulation units outstanding at end of period	17,798	16,832	8,933	5,625	7,418	5,221	15,633	2,416	1,253
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.05	$9.31	$10.62
Value at end of period	$12.67	$12.05	$9.31
Number of accumulation units outstanding at end of period	10,922	28,813	25,562
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$22.08	$16.90	$19.63	$17.40	$15.35	$16.27	$14.60	$10.86	$9.37	$9.83
Value at end of period	$23.39	$22.08	$16.90	$19.63	$17.40	$15.35	$16.27	$14.60	$10.86	$9.37
Number of accumulation units outstanding at end of period	1,821	7,094	6,276	5,970	7,158	7,058	5,861	4,708	3,310	2,029

CFI 73

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$17.85	$14.03	$17.10	$15.39	$11.80	$12.68	$12.09	$11.57
Value at end of period	$17.50	$17.85	$14.03	$17.10	$15.39	$11.80	$12.68	$12.09
Number of accumulation units outstanding at end of period	1,539	1,586	929	1,034	500	226	206	2
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$56.50	$43.16	$46.33	$38.20	$35.55	$35.49	$31.86	$24.39	$21.06	$21.71
Value at end of period	$73.41	$56.50	$43.16	$46.33	$38.20	$35.55	$35.49	$31.86	$24.39	$21.06
Number of accumulation units outstanding at end of period	508,726	555,693	468,652	532,954	578,670	638,002	619,617	714,618	716,659	2,604,172
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.83	$26.68	$29.24	$26.03	$22.16	$23.19	$21.44	$16.82	$14.41	$14.34
Value at end of period	$35.91	$33.83	$26.68	$29.24	$26.03	$22.16	$23.19	$21.44	$16.82	$14.41
Number of accumulation units outstanding at end of period	127,838	140,487	114,912	125,353	135,851	147,630	155,457	188,464	222,004	1,262,993
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.88	$34.33	$34.56	$25.70	$25.63	$24.03	$21.70	$16.00	$14.02	$14.06
Value at end of period	$65.69	$45.88	$34.33	$34.56	$25.70	$25.63	$24.03	$21.70	$16.00	$14.02
Number of accumulation units outstanding at end of period	208,294	224,067	202,771	214,355	221,518	254,876	259,286	270,201	301,443	286,047
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.03	$18.90	$22.30	$17.20	$18.21	$17.66	$19.31	$14.88	$12.38	$15.02
Value at end of period	$27.64	$24.03	$18.90	$22.30	$17.20	$18.21	$17.66	$19.31	$14.88	$12.38
Number of accumulation units outstanding at end of period	27,096	27,385	23,189	24,854	21,543	26,161	26,054	29,106	36,681	28,173
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$44.24	$35.19	$40.59	$36.87	$28.46	$30.88	$30.86	$22.77	$19.33	$20.18
Value at end of period	$46.30	$44.24	$35.19	$40.59	$36.87	$28.46	$30.88	$30.86	$22.77	$19.33
Number of accumulation units outstanding at end of period	19,635	19,760	14,224	16,733	20,745	21,010	15,976	37,985	35,540	772,940
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$107.88	$87.45	$100.03	$74.59	$70.13	$82.02	$86.59	$80.32	$66.79	$81.96
Value at end of period	$125.83	$107.88	$87.45	$100.03	$74.59	$70.13	$82.02	$86.59	$80.32	$66.79
Number of accumulation units outstanding at end of period	42,548	49,514	32,266	36,680	39,097	44,665	50,166	54,751	47,388	412,465
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.05
Number of accumulation units outstanding at end of period	4,193
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$25.16	$20.10	$22.95	$20.05	$17.99	$18.90	$18.17	$14.14	$12.87	$13.80
Value at end of period	$14.69	$25.16	$20.10	$22.95	$20.05	$17.99	$18.90	$18.17	$14.14	$12.87
Number of accumulation units outstanding at end of period	0	2,632	22	176	0	330	273	217	153	353
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$57.58	$43.91	$50.83	$37.38	$37.54	$36.29	$35.66	$28.15	$23.33	$25.57
Value at end of period	$73.13	$57.58	$43.91	$50.83	$37.38	$37.54	$36.29	$35.66	$28.15	$23.33
Number of accumulation units outstanding at end of period	1	1	1	2	2	2	2	50	64	66
INVESCO OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME FUND (SERIES I)
Value at beginning of period	$26.71	$24.23	$25.47	$24.09	$22.72	$23.37	$22.84	$22.98	$20.34	$20.27
Value at end of period	$27.48	$26.71	$24.23	$25.47	$24.09	$22.72	$23.37	$22.84	$22.98	$20.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$34.41	$27.35	$30.65	$26.98	$22.97	$24.53	$22.03	$15.70	$13.37	$13.74
Value at end of period	$41.07	$34.41	$27.35	$30.65	$26.98	$22.97	$24.53	$22.03	$15.70	$13.37
Number of accumulation units outstanding at end of period	56,725	56,445	45,639	48,120	50,648	50,718	52,324	46,852	42,541	31,594

CFI 74

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$95.57	$70.23	$73.24	$57.80	$56.80	$54.37	$50.39	$36.14	$37.19
Value at end of period	$135.37	$95.57	$70.23	$73.24	$57.80	$56.80	$54.37	$50.39	$36.14
Number of accumulation units outstanding at end of period	7,386	7,517	5,436	5,186	4,834	5,582	6,151	6,097	5,931
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$22.93	$17.87	$19.82	$17.60	$16.05	$17.11	$15.90	$12.37	$10.91	$10.97
Value at end of period	$25.98	$22.93	$17.87	$19.82	$17.60	$16.05	$17.11	$15.90	$12.37	$10.91
Number of accumulation units outstanding at end of period	24,766	26,067	17,343	25,468	25,041	23,841	26,623	31,722	32,624	23,759
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during July 2015)
Value at beginning of period	$19.81	$13.25	$14.03	$10.62	$10.49	$11.37
Value at end of period	$26.81	$19.81	$13.25	$14.03	$10.62	$10.49
Number of accumulation units outstanding at end of period	44,242	28,450	24,293	18,068	11,975	9,110
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$53.71	$44.04	$43.96	$37.30	$35.84	$35.80	$33.16	$27.73	$24.53	$24.26
Value at end of period	$61.09	$53.71	$44.04	$43.96	$37.30	$35.84	$35.80	$33.16	$27.73	$24.53
Number of accumulation units outstanding at end of period	44	38	99	118	112	105	97	132	202	191
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$68.28	$50.65	$51.12	$40.32	$36.06	$34.84	$31.12	$23.62	$20.24	$20.64
Value at end of period	$81.17	$68.28	$50.65	$51.12	$40.32	$36.06	$34.84	$31.12	$23.62	$20.24
Number of accumulation units outstanding at end of period	40	35	74	95	90	84	78	124	214	201
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$28.09	$25.76	$26.16	$25.37	$24.88	$24.95	$23.90	$24.05	$22.31	$21.01
Value at end of period	$30.88	$28.09	$25.76	$26.16	$25.37	$24.88	$24.95	$23.90	$24.05	$22.31
Number of accumulation units outstanding at end of period	0	0	21	21	21	21	21	21	21	21
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$28.37	$22.09	$23.84	$18.86	$18.57	$19.10	$17.87	$13.98	$11.70	$13.63
Value at end of period	$33.89	$28.37	$22.09	$23.84	$18.86	$18.57	$19.10	$17.87	$13.98	$11.70
Number of accumulation units outstanding at end of period	85	72	61	95	83	68	54	76	200	173
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$38.88	$28.84	$29.75	$23.38	$23.38	$22.30	$19.84	$15.30	$12.96	$13.76
Value at end of period	$51.44	$38.88	$28.84	$29.75	$23.38	$23.38	$22.30	$19.84	$15.30	$12.96
Number of accumulation units outstanding at end of period	65	57	113	144	135	125	115	137	258	237
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2016)
Value at beginning of period	$12.19	$10.13	$11.82	$9.70	$9.85
Value at end of period	$13.15	$12.19	$10.13	$11.82	$9.70
Number of accumulation units outstanding at end of period	4,370	5,698	4,378	2,642	1,781
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$24.55	$19.77	$23.87	$21.86	$17.41	$18.15	$17.36	$12.87	$11.14	$11.41
Value at end of period	$24.90	$24.55	$19.77	$23.87	$21.86	$17.41	$18.15	$17.36	$12.87	$11.14
Number of accumulation units outstanding at end of period	29,458	37,552	37,635	40,377	42,802	49,883	56,417	53,946	43,599	24,094
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$28.03	$22.97	$27.17	$25.56	$22.07	$23.05	$20.78	$16.02	$14.06	$14.72
Value at end of period	$28.59	$28.03	$22.97	$27.17	$25.56	$22.07	$23.05	$20.78	$16.02	$14.06
Number of accumulation units outstanding at end of period	33,043	32,143	23,406	31,994	38,275	43,944	45,448	50,017	53,567	54,943

CFI 75

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.90	$10.40	$10.33	$10.13	$10.13
Value at end of period	$11.16	$10.90	$10.40	$10.33	$10.13
Number of accumulation units outstanding at end of period	69,873	18,982	17,667	10,753	8,683
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.50	$10.61	$10.67	$10.40	$10.22	$10.28	$9.76	$9.67
Value at end of period	$12.45	$11.50	$10.61	$10.67	$10.40	$10.22	$10.28	$9.76
Number of accumulation units outstanding at end of period	116,857	108,850	86,557	77,161	69,219	57,392	65,711	47,704
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$26.35	$21.08	$22.53	$19.12	$17.49	$17.68	$16.11	$11.73	$10.64	$11.03
Value at end of period	$31.25	$26.35	$21.08	$22.53	$19.12	$17.49	$17.68	$16.11	$11.73	$10.64
Number of accumulation units outstanding at end of period	20,096	21,598	21,800	23,807	26,477	29,507	32,549	32,938	27,105	18,134
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$23.05	$19.17	$20.09	$17.84	$16.95	$17.12	$15.93	$13.76	$12.43	$12.72
Value at end of period	$26.66	$23.05	$19.17	$20.09	$17.84	$16.95	$17.12	$15.93	$13.76	$12.43
Number of accumulation units outstanding at end of period	19,805	22,270	19,779	20,575	22,311	19,733	19,518	19,103	16,580	174,373
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during December 2015)
Value at beginning of period	$6.03	$5.41	$6.33	$6.21	$5.45	$5.35
Value at end of period	$6.04	$6.03	$5.41	$6.33	$6.21	$5.45
Number of accumulation units outstanding at end of period	1,599	5,137	5,528	4,197	2,934	2,021
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$17.39	$16.12	$16.57	$16.06	$15.35	$15.85	$15.46	$17.11	$15.81	$14.23
Value at end of period	$19.33	$17.39	$16.12	$16.57	$16.06	$15.35	$15.85	$15.46	$17.11	$15.81
Number of accumulation units outstanding at end of period	151,948	173,505	75,563	87,207	88,969	120,986	106,862	127,592	153,264	1,671,696
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$23.69	$20.81	$21.63	$20.27	$17.83	$18.65	$18.73	$16.80	$14.55	$14.87
Value at end of period	$24.16	$23.69	$20.81	$21.63	$20.27	$17.83	$18.65	$18.73	$16.80	$14.55
Number of accumulation units outstanding at end of period	11,400	10,906	7,139	6,502	5,451	12,556	12,751	12,034	13,037	6,689
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$10.96	$10.29	$10.29	$10.03	$9.96	$10.07
Value at end of period	$11.78	$10.96	$10.29	$10.29	$10.03	$9.96
Number of accumulation units outstanding at end of period	8,673	12,753	12,209	13,432	14,475	491
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$35.25	$35.20	$34.93	$34.30	$32.45	$34.07	$33.71	$33.14	$28.76	$29.61
Value at end of period	$33.52	$35.25	$35.20	$34.93	$34.30	$32.45	$34.07	$33.71	$33.14	$28.76
Number of accumulation units outstanding at end of period	150,799	161,048	148,058	164,795	175,012	223,088	218,571	217,859	190,450	1,084,122
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during April 2017)
Value at beginning of period	$12.96	$10.37	$12.85	$11.13
Value at end of period	$15.51	$12.96	$10.37	$12.85
Number of accumulation units outstanding at end of period	6,623	6,028	1,790	792
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$4.86	$3.42	$3.92	$3.59	$2.47	$3.38	$3.71	$7.68	$8.78	$10.30
Value at end of period	$2.93	$4.86	$3.42	$3.92	$3.59	$2.47	$3.38	$3.71	$7.68	$8.78
Number of accumulation units outstanding at end of period	0	25,594	25,362	17,417	46,638	20,142	4,509	5,847	3,844	7,516

CFI 76

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.67
Number of accumulation units outstanding at end of period	6,924
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$27.92	$23.56	$25.41	$22.26	$20.75	$21.25	$20.11	$17.31	$15.31	$15.59
Value at end of period	$30.79	$27.92	$23.56	$25.41	$22.26	$20.75	$21.25	$20.11	$17.31	$15.31
Number of accumulation units outstanding at end of period	77,435	85,906	81,754	89,990	96,295	102,081	117,382	149,521	176,386	174,928
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.15	$11.84	$12.76	$10.75	$9.66	$10.00
Value at end of period	$16.87	$15.15	$11.84	$12.76	$10.75	$9.66
Number of accumulation units outstanding at end of period	58,785	43,522	40,882	32,264	27,965	10,262
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.97	$15.81	$16.21	$14.86	$14.04	$14.75	$14.76	$15.46	$14.39	$13.95
Value at end of period	$18.44	$16.97	$15.81	$16.21	$14.86	$14.04	$14.75	$14.76	$15.46	$14.39
Number of accumulation units outstanding at end of period	100,120	103,668	88,173	94,608	98,354	127,552	138,008	138,645	149,121	658,923
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.41	$11.08	$12.21	$9.92	$9.40	$10.03
Value at end of period	$13.23	$13.41	$11.08	$12.21	$9.92	$9.40
Number of accumulation units outstanding at end of period	89,897	98,241	82,660	98,633	103,671	123,943
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$12.96	$11.01	$11.92	$10.42	$9.80	$10.19	$10.38
Value at end of period	$14.97	$12.96	$11.01	$11.92	$10.42	$9.80	$10.19
Number of accumulation units outstanding at end of period	10,686	6,120	5,499	7,788	2,852	331	206
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$18.51	$17.68	$17.62	$17.44	$17.25	$17.06	$16.34	$16.73	$16.34	$15.29
Value at end of period	$19.11	$18.51	$17.68	$17.62	$17.44	$17.25	$17.06	$16.34	$16.73	$16.34
Number of accumulation units outstanding at end of period	2,430	2,095	1,362	1,091	640	189	773	661	1,897	2,721
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.81	$13.61	$13.47	$13.46	$13.50	$13.57	$13.63	$13.70	$13.76	$13.83
Value at end of period	$13.78	$13.81	$13.61	$13.47	$13.46	$13.50	$13.57	$13.63	$13.70	$13.76
Number of accumulation units outstanding at end of period	412,711	313,068	271,139	240,107	161,981	167,707	190,414	502,402	473,852	1,809,847
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$27.65	$21.56	$22.68	$18.94	$17.34	$17.68	$16.05	$12.34	$10.72	$10.80
Value at end of period	$32.26	$27.65	$21.56	$22.68	$18.94	$17.34	$17.68	$16.05	$12.34	$10.72
Number of accumulation units outstanding at end of period	456,687	514,177	520,089	562,033	626,032	705,057	725,398	961,178	839,210	847,975
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.56	$14.11
Value at end of period	$15.36	$14.56
Number of accumulation units outstanding at end of period	102,451	113,317
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$24.63	$21.49	$22.31	$21.11	$18.51	$18.99	$18.86	$17.95	$15.82	$15.23
Value at end of period	$25.89	$24.63	$21.49	$22.31	$21.11	$18.51	$18.99	$18.86	$17.95	$15.82
Number of accumulation units outstanding at end of period	40	40	34,977	35,046	34,401	43,772	56,875	58,211	44,498	324,318

CFI 77

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.44	$28.94	$31.21	$25.16	$22.93	$22.86	$20.17	$15.25	$13.39	$13.47
Value at end of period	$43.18	$37.44	$28.94	$31.21	$25.16	$22.93	$22.86	$20.17	$15.25	$13.39
Number of accumulation units outstanding at end of period	253,774	255,807	225,628	217,661	220,294	224,953	212,583	258,044	250,124	450,565
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$58.03	$45.89	$53.85	$47.65	$40.53	$41.48	$38.05	$28.42	$24.27	$24.67
Value at end of period	$62.51	$58.03	$45.89	$53.85	$47.65	$40.53	$41.48	$38.05	$28.42	$24.27
Number of accumulation units outstanding at end of period	46,985	56,599	43,708	50,707	52,805	60,550	83,602	98,915	108,294	393,949
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.71	$33.59	$38.53	$35.23	$27.81	$28.88	$27.52	$19.38	$17.33	$17.55
Value at end of period	$42.68	$40.71	$33.59	$38.53	$35.23	$27.81	$28.88	$27.52	$19.38	$17.33
Number of accumulation units outstanding at end of period	38,250	41,906	40,092	44,326	48,787	48,883	52,577	56,030	63,279	322,594
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$23.57	$18.96	$20.86	$17.38	$16.19	$16.59	$15.68	$14.33
Value at end of period	$27.00	$23.57	$18.96	$20.86	$17.38	$16.19	$16.59	$15.68
Number of accumulation units outstanding at end of period	9,381	5,759	1,489	205	69	13	7	3
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.44	$24.19	$24.44	$23.38	$22.53	$22.51	$21.20	$21.34	$19.60	$18.32
Value at end of period	$28.36	$26.44	$24.19	$24.44	$23.38	$22.53	$22.51	$21.20	$21.34	$19.60
Number of accumulation units outstanding at end of period	391,538	382,726	322,514	371,916	387,938	385,940	217,898	263,194	303,039	533,775
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.09	$10.00	$11.65	$9.38	$9.35	$9.48	$10.13	$8.38	$7.09	$8.12
Value at end of period	$12.98	$12.09	$10.00	$11.65	$9.38	$9.35	$9.48	$10.13	$8.38	$7.09
Number of accumulation units outstanding at end of period	19,268	44,513	36,546	43,756	39,563	44,542	25,960	27,712	23,444	81,043
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$32.90	$24.91	$25.41	$19.68	$19.03	$17.97	$15.90	$12.20	$10.38	$10.33
Value at end of period	$42.85	$32.90	$24.91	$25.41	$19.68	$19.03	$17.97	$15.90	$12.20	$10.38
Number of accumulation units outstanding at end of period	328,768	377,225	365,629	442,387	440,835	463,177	428,444	385,660	301,417	1,529,431
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$19.91	$15.99	$17.43	$15.43	$13.62	$14.32	$13.08	$10.04	$8.80	$8.54
Value at end of period	$21.05	$19.91	$15.99	$17.43	$15.43	$13.62	$14.32	$13.08	$10.04	$8.80
Number of accumulation units outstanding at end of period	260,328	272,262	205,908	237,473	261,970	325,566	308,867	414,433	344,087	1,000,518
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$44.35	$34.46	$37.44	$30.08	$28.18	$28.18	$26.02	$19.81	$17.44	$17.61
Value at end of period	$62.29	$44.35	$34.46	$37.44	$30.08	$28.18	$28.18	$26.02	$19.81	$17.44
Number of accumulation units outstanding at end of period	152,592	160,976	120,699	137,446	69,330	69,173	65,629	89,008	47,326	28,460
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$13.25	$10.69	$13.73	$12.33
Value at end of period	$15.27	$13.25	$10.69	$13.73
Number of accumulation units outstanding at end of period	3,009	2,263	2,041	1,354
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$48.75	$36.07	$36.60	$28.02	$26.43	$24.69	$21.94	$16.70	$14.66	$14.14
Value at end of period	$67.16	$48.75	$36.07	$36.60	$28.02	$26.43	$24.69	$21.94	$16.70	$14.66
Number of accumulation units outstanding at end of period	65,662	69,541	54,858	59,107	47,529	24,095	9,928	6,019	4,270	1,230
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$27.21	$20.82	$21.68	$17.77	$16.10	$15.85	$14.11	$10.74	$9.34	$9.15
Value at end of period	$33.00	$27.21	$20.82	$21.68	$17.77	$16.10	$15.85	$14.11	$10.74	$9.34
Number of accumulation units outstanding at end of period	90,146	101,893	91,011	75,007	52,078	48,182	20,554	16,696	19,580	180,713

CFI 78

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$31.76	$25.41	$27.42	$24.34	$21.22	$22.16	$19.85	$15.17	$13.15	$13.14
Value at end of period	$31.98	$31.76	$25.41	$27.42	$24.34	$21.22	$22.16	$19.85	$15.17	$13.15
Number of accumulation units outstanding at end of period	10,094	14,299	11,873	14,695	12,970	8,141	5,954	5,166	4,811	28,935
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$43.80	$32.72	$34.75	$28.08	$26.42	$26.77	$24.21	$18.04	$15.70	$16.13
Value at end of period	$58.62	$43.80	$32.72	$34.75	$28.08	$26.42	$26.77	$24.21	$18.04	$15.70
Number of accumulation units outstanding at end of period	12,107	10,666	4,615	6,688	3,780	2,243	1,717	3,481	2,939	73,702
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.27	$20.32	$22.51	$19.18	$17.00	$17.58	$15.68	$11.74	$10.08	$10.32
Value at end of period	$30.50	$26.27	$20.32	$22.51	$19.18	$17.00	$17.58	$15.68	$11.74	$10.08
Number of accumulation units outstanding at end of period	50,799	66,832	57,737	48,763	37,184	32,577	22,483	18,552	9,043	43,125
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.19	$20.22	$22.91	$20.15	$16.72	$17.60	$16.86	$12.21	$10.58	$11.06
Value at end of period	$29.96	$25.19	$20.22	$22.91	$20.15	$16.72	$17.60	$16.86	$12.21	$10.58
Number of accumulation units outstanding at end of period	25,241	33,157	26,158	18,888	13,726	15,735	10,282	8,266	6,391	28,413
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$26.12	$20.89	$24.95	$21.12	$18.72	$18.98	$18.06	$13.05	$11.39	$11.35
Value at end of period	$32.84	$26.12	$20.89	$24.95	$21.12	$18.72	$18.98	$18.06	$13.05	$11.39
Number of accumulation units outstanding at end of period	21,655	22,562	13,000	17,183	18,100	22,324	12,828	18,995	14,193	26,828
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$52.47	$41.78	$49.90	$45.06	$36.38	$36.85	$34.76	$25.36	$22.26	$22.94
Value at end of period	$58.62	$52.47	$41.78	$49.90	$45.06	$36.38	$36.85	$34.76	$25.36	$22.26
Number of accumulation units outstanding at end of period	57,470	61,589	54,751	56,525	57,827	60,845	97,718	118,181	113,516	106,197
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$20.90	$17.78	$18.96	$16.53	$15.69	$15.78	$15.02	$12.98	$11.50	$11.92
Value at end of period	$23.61	$20.90	$17.78	$18.96	$16.53	$15.69	$15.78	$15.02	$12.98	$11.50
Number of accumulation units outstanding at end of period	395,405	397,173	345,636	355,836	318,388	347,993	352,146	430,915	380,122	312,879
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$22.75	$18.75	$20.56	$17.30	$16.36	$16.53	$15.72	$13.12	$11.46	$12.07
Value at end of period	$25.91	$22.75	$18.75	$20.56	$17.30	$16.36	$16.53	$15.72	$13.12	$11.46
Number of accumulation units outstanding at end of period	519,083	477,823	351,419	323,991	293,666	309,763	320,462	358,954	302,791	329,333
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$23.57	$19.12	$21.41	$17.74	$16.76	$17.01	$16.11	$13.12	$11.42	$12.09
Value at end of period	$27.28	$23.57	$19.12	$21.41	$17.74	$16.76	$17.01	$16.11	$13.12	$11.42
Number of accumulation units outstanding at end of period	343,218	316,950	229,631	220,275	193,758	197,767	216,569	284,337	248,822	262,725
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$22.76	$18.37	$20.65	$17.06	$16.10	$16.33	$15.44	$12.56	$10.93	$11.58
Value at end of period	$26.28	$22.76	$18.37	$20.65	$17.06	$16.10	$16.33	$15.44	$12.56	$10.93
Number of accumulation units outstanding at end of period	129,610	109,188	65,149	58,457	46,490	33,581	23,840	40,404	26,979	13,763
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$17.02	$14.32	$15.42	$13.51	$12.77	$12.89	$12.18	$10.59	$9.36	$9.64
Value at end of period	$19.12	$17.02	$14.32	$15.42	$13.51	$12.77	$12.89	$12.18	$10.59	$9.36
Number of accumulation units outstanding at end of period	6,479	4,407	2,429	5,683	5,199	18,940	15,818	8,968	251	179
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.24	$16.21	$16.80	$15.45	$14.86	$14.92	$14.18	$13.32	$12.20	$12.21
Value at end of period	$20.32	$18.24	$16.21	$16.80	$15.45	$14.86	$14.92	$14.18	$13.32	$12.20
Number of accumulation units outstanding at end of period	165,962	151,304	129,636	149,135	180,124	198,526	14,056	17,676	18,337	136,479

CFI 79

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$16.00	$13.99	$14.68	$13.38	$12.70	$12.81	$12.20	$11.19	$10.04	$10.16
Value at end of period	$17.72	$16.00	$13.99	$14.68	$13.38	$12.70	$12.81	$12.20	$11.19	$10.04
Number of accumulation units outstanding at end of period	14,333	11,991	5,194	96	634	634	1,149	860	11,887	10,590
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.93	$21.82	$22.85	$20.78	$19.76	$19.90	$18.75	$16.81	$15.04	$14.85
Value at end of period	$27.40	$24.93	$21.82	$22.85	$20.78	$19.76	$19.90	$18.75	$16.81	$15.04
Number of accumulation units outstanding at end of period	126,572	128,707	127,886	111,856	97,183	82,717	74,680	107,889	110,526	119,694
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.99	$20.44	$22.41	$19.11	$17.96	$18.26	$17.22	$14.14	$12.36	$12.80
Value at end of period	$28.44	$24.99	$20.44	$22.41	$19.11	$17.96	$18.26	$17.22	$14.14	$12.36
Number of accumulation units outstanding at end of period	348,563	354,423	341,815	376,551	430,485	431,378	421,439	437,506	391,045	382,662
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$24.79	$20.89	$22.35	$19.62	$18.49	$18.69	$17.61	$15.18	$13.43	$13.57
Value at end of period	$27.81	$24.79	$20.89	$22.35	$19.62	$18.49	$18.69	$17.61	$15.18	$13.43
Number of accumulation units outstanding at end of period	290,930	302,417	282,780	317,463	325,017	297,406	291,153	329,306	326,317	420,768
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$14.27	$13.24	$13.35	$13.00	$12.77	$12.80	$12.17	$12.55	$12.15	$11.39
Value at end of period	$15.22	$14.27	$13.24	$13.35	$13.00	$12.77	$12.80	$12.17	$12.55	$12.15
Number of accumulation units outstanding at end of period	34,600	27,646	29,199	28,623	28,965	29,186	9,051	8,722	10,124	14,403
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$45.51	$35.00	$41.07	$37.15	$30.09	$30.78	$27.50	$21.04	$18.17	$18.86
Value at end of period	$46.88	$45.51	$35.00	$41.07	$37.15	$30.09	$30.78	$27.50	$21.04	$18.17
Number of accumulation units outstanding at end of period	28,160	28,511	26,506	26,691	29,633	31,059	49,274	54,606	51,609	331,086
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$55.79	$40.48	$41.47	$32.51	$31.01	$32.82	$31.61	$22.88	$19.22	$18.89
Value at end of period	$73.97	$55.79	$40.48	$41.47	$32.51	$31.01	$32.82	$31.61	$22.88	$19.22
Number of accumulation units outstanding at end of period	57,916	62,989	53,875	54,195	56,159	65,821	70,321	85,770	73,720	1,352,670
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.64	$14.21	$15.61	$14.16	$14.11	$14.38	$12.67	$12.25	$9.77	$10.35
Value at end of period	$16.70	$17.64	$14.21	$15.61	$14.16	$14.11	$14.38	$12.67	$12.25	$9.77
Number of accumulation units outstanding at end of period	52,964	60,905	59,387	63,710	73,629	84,759	77,377	80,116	79,906	1,017,737
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$22.82	$17.90	$19.48	$18.61	$17.94	$17.52	$13.55	$13.35	$11.61	$10.66
Value at end of period	$21.22	$22.82	$17.90	$19.48	$18.61	$17.94	$17.52	$13.55	$13.35	$11.61
Number of accumulation units outstanding at end of period	73,466	85,220	76,929	89,960	105,585	106,387	87,091	86,076	70,650	964,529
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$49.64	$37.50	$41.41	$34.23	$31.73	$30.97	$27.59	$20.58	$18.42	$19.42
Value at end of period	$59.99	$49.64	$37.50	$41.41	$34.23	$31.73	$30.97	$27.59	$20.58	$18.42
Number of accumulation units outstanding at end of period	7,165	7,519	7,444	7,805	8,557	12,218	12,766	12,755	10,221	47,340
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.48	$17.96	$21.95	$19.88	$16.15	$16.73	$16.11	$11.57	$10.18	$10.52
Value at end of period	$23.41	$21.48	$17.96	$21.95	$19.88	$16.15	$16.73	$16.11	$11.57	$10.18
Number of accumulation units outstanding at end of period	26,956	27,570	26,571	25,126	25,347	21,655	17,502	13,998	12,229	8,990
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$31.29	$25.11	$28.81	$24.60	$20.99	$22.44	$20.66	$15.38	$13.03	$13.37
Value at end of period	$30.99	$31.29	$25.11	$28.81	$24.60	$20.99	$22.44	$20.66	$15.38	$13.03
Number of accumulation units outstanding at end of period	25,982	30,085	19,431	24,800	24,897	31,246	31,648	37,593	37,617	87,185

CFI 80

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$26.50	$22.17	$24.62	$22.31	$19.45	$19.96	$18.41	$14.80	$13.19	$13.40
Value at end of period	$28.99	$26.50	$22.17	$24.62	$22.31	$19.45	$19.96	$18.41	$14.80	$13.19
Number of accumulation units outstanding at end of period	144,254	206,113	184,546	195,121	199,511	198,376	235,252	271,903	280,556	317,644
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$27.48	$22.14	$25.75	$22.72	$19.04	$19.72	$17.99	$13.51	$11.85	$12.17
Value at end of period	$28.13	$27.48	$22.14	$25.75	$22.72	$19.04	$19.72	$17.99	$13.51	$11.85
Number of accumulation units outstanding at end of period	29,197	35,412	35,655	40,942	38,621	44,695	85,395	79,567	56,479	364,092
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$32.84	$25.04	$28.99	$21.35	$21.41	$20.66	$20.29	$16.04	$13.25	$14.49
Value at end of period	$41.75	$32.84	$25.04	$28.99	$21.35	$21.41	$20.66	$20.29	$16.04	$13.25
Number of accumulation units outstanding at end of period	323,295	359,190	344,773	384,759	395,536	433,237	440,042	624,600	686,651	1,292,209
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.81	$25.03	$30.23	$21.24	$18.90	$22.56	$22.46	$23.95	$20.21	$24.85
Value at end of period	$43.55	$32.81	$25.03	$30.23	$21.24	$18.90	$22.56	$22.46	$23.95	$20.21
Number of accumulation units outstanding at end of period	19,583	18,080	16,467	18,906	18,911	21,376	15,426	14,449	20,624	11,049
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$46.03	$36.65	$41.95	$37.07	$32.49	$33.67	$29.43	$22.48	$18.83	$18.58
Value at end of period	$45.92	$46.03	$36.65	$41.95	$37.07	$32.49	$33.67	$29.43	$22.48	$18.83
Number of accumulation units outstanding at end of period	58,989	63,854	58,875	57,498	60,171	60,853	76,953	71,918	64,300	45,069
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$37.02	$29.43	$33.06	$28.75	$23.77	$24.80	$23.00	$16.64	$14.09	$14.35
Value at end of period	$42.84	$37.02	$29.43	$33.06	$28.75	$23.77	$24.80	$23.00	$16.64	$14.09
Number of accumulation units outstanding at end of period	25,038	36,420	25,827	26,878	23,742	26,895	14,472	14,686	10,479	246,550
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$35.66	$28.82	$28.82	$25.16	$23.40	$22.35	$20.03	$16.47	$14.46	$14.13
Value at end of period	$41.86	$35.66	$28.82	$28.82	$25.16	$23.40	$22.35	$20.03	$16.47	$14.46
Number of accumulation units outstanding at end of period	620,706	653,868	417,377	436,925	467,875	458,057	439,864	416,158	312,198	6,259,063
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$43.69	$32.00	$33.24	$26.77	$25.04	$24.67	$22.17	$16.48	$14.27	$14.89
Value at end of period	$57.32	$43.69	$32.00	$33.24	$26.77	$25.04	$24.67	$22.17	$16.48	$14.27
Number of accumulation units outstanding at end of period	255,997	286,434	242,057	262,105	277,519	297,680	311,707	361,854	395,187	566,674
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$38.78	$30.83	$34.17	$29.55	$25.00	$26.99	$25.24	$19.55	$16.77	$17.00
Value at end of period	$38.96	$38.78	$30.83	$34.17	$29.55	$25.00	$26.99	$25.24	$19.55	$16.77
Number of accumulation units outstanding at end of period	79,754	91,986	81,319	84,487	84,713	82,935	78,856	115,995	81,117	487,376
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$55.75	$42.82	$43.51	$32.74	$32.41	$29.40	$27.18	$19.62	$16.58	$16.84
Value at end of period	$75.81	$55.75	$42.82	$43.51	$32.74	$32.41	$29.40	$27.18	$19.62	$16.58
Number of accumulation units outstanding at end of period	141,777	156,758	137,210	139,167	135,911	152,193	193,236	283,309	278,727	526,758
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.93	$18.05	$21.13	$16.61	$16.38	$16.62	$16.89	$14.84	$12.56	$14.40
Value at end of period	$26.12	$22.93	$18.05	$21.13	$16.61	$16.38	$16.62	$16.89	$14.84	$12.56
Number of accumulation units outstanding at end of period	24,630	20,395	13,432	14,296	15,190	17,772	14,823	16,930	15,418	43,233
WANGER INTERNATIONAL
Value at beginning of period	$17.20	$13.30	$16.24	$12.28	$12.52	$12.57	$13.21	$10.85	$8.97	$10.56
Value at end of period	$19.57	$17.20	$13.30	$16.24	$12.28	$12.52	$12.57	$13.21	$10.85	$8.97
Number of accumulation units outstanding at end of period	84,381	100,140	85,072	87,589	82,943	81,841	80,955	80,532	68,275	786,693

CFI 81

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WANGER SELECT
Value at beginning of period	$36.38	$28.28	$32.45	$25.74	$22.82	$22.88	$22.30	$16.65	$14.13	$17.25
Value at end of period	$45.85	$36.38	$28.28	$32.45	$25.74	$22.82	$22.88	$22.30	$16.65	$14.13
Number of accumulation units outstanding at end of period	46,024	56,157	44,416	46,514	46,635	56,255	51,899	55,755	56,871	822,038
WANGER USA
Value at beginning of period	$40.92	$31.37	$32.00	$26.89	$23.77	$24.04	$23.05	$17.32	$14.51	$15.11
Value at end of period	$50.58	$40.92	$31.37	$32.00	$26.89	$23.77	$24.04	$23.05	$17.32	$14.51
Number of accumulation units outstanding at end of period	13,812	33,793	30,491	29,239	29,541	35,032	31,904	40,331	42,507	446,239
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during September 2016)
Value at beginning of period	$16.68	$13.29	$13.90	$11.61	$11.14
Value at end of period	$21.33	$16.68	$13.29	$13.90	$11.61
Number of accumulation units outstanding at end of period	16,443	9,853	4,134	1,472	122
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$57.99	$45.52	$53.03	$47.99	$37.42	$39.40	$36.88	$26.85	$23.78	$24.43
Value at end of period	$58.37	$57.99	$45.52	$53.03	$47.99	$37.42	$39.40	$36.88	$26.85	$23.78
Number of accumulation units outstanding at end of period	23,600	24,087	10,690	17,096	17,629	20,413	20,824	20,161	21,168	11,427

TABLE 12
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$36.38	$27.32	$27.93	$22.04	$21.73	$21.32	$20.46	$15.27	$13.36	$14.18
Value at end of period	$49.12	$36.38	$27.32	$27.93	$22.04	$21.73	$21.32	$20.46	$15.27	$13.36
Number of accumulation units outstanding at end of period	165	17	44	80	52	22	6	0	81	81
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$30.57	$23.09	$22.67	$17.67	$16.51	$16.67	$14.70	$12.04	$10.88	$11.15
Value at end of period	$40.38	$30.57	$23.09	$22.67	$17.67	$16.51	$16.67	$14.70	$12.04	$10.88
Number of accumulation units outstanding at end of period	751	2,515	1,336	2,368	2,360	2,436	1,994	1,820	2,494	3,805
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$25.69	$20.62	$21.88	$18.08	$16.62	$17.21	$15.86	$12.29	$11.27	$11.12
Value at end of period	$29.11	$25.69	$20.62	$21.88	$18.08	$16.62	$17.21	$15.86	$12.29	$11.27
Number of accumulation units outstanding at end of period	89	89	122	168	152	143	306	219	1,010	889
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$13.40	$12.49	$12.89	$12.57	$12.07	$12.40	$12.14	$13.44	$12.67	$11.27
Value at end of period	$14.70	$13.40	$12.49	$12.89	$12.57	$12.07	$12.40	$12.14	$13.44	$12.67
Number of accumulation units outstanding at end of period	15	1,104	1,202	1,350	1,419	1,394	1,433	863	4,316	274
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during March 2016)
Value at beginning of period	$12.15	$10.41	$11.26	$9.92	$9.57
Value at end of period	$12.47	$12.15	$10.41	$11.26	$9.92
Number of accumulation units outstanding at end of period	2,554	2,549	2,576	7,515	971

CFI 82

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$24.60	$19.39	$20.89	$17.04	$15.23	$14.82	$13.68	$10.46	$8.98	$9.21
Value at end of period	$28.11	$24.60	$19.39	$20.89	$17.04	$15.23	$14.82	$13.68	$10.46	$8.98
Number of accumulation units outstanding at end of period	4,708	5,270	6,359	14,950	11,521	13,851	18,564	15,163	19,362	20,776
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$22.15	$17.03	$18.96	$15.03	$14.29	$14.00	$13.82	$10.75	$8.85	$10.39
Value at end of period	$30.28	$22.15	$17.03	$18.96	$15.03	$14.29	$14.00	$13.82	$10.75	$8.85
Number of accumulation units outstanding at end of period	73	73	107	172	1,219	1,897	14,387	15,293	9,038	8,291
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.55	$12.62	$12.70	$12.37	$12.11	$12.15	$11.57	$11.87	$11.27	$10.65
Value at end of period	$14.93	$13.55	$12.62	$12.70	$12.37	$12.11	$12.15	$11.57	$11.87	$11.27
Number of accumulation units outstanding at end of period	545	274	1,870	8,918	10,068	15,246	14,099	6,544	6,831	383
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$38.84	$30.49	$31.59	$25.19	$23.36	$22.30	$20.52	$15.42	$12.86	$13.59
Value at end of period	$53.23	$38.84	$30.49	$31.59	$25.19	$23.36	$22.30	$20.52	$15.42	$12.86
Number of accumulation units outstanding at end of period	79,305	83,321	101,922	136,784	285,410	308,408	330,649	338,391	348,210	352,289
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$33.36	$26.73	$27.71	$23.20	$20.58	$20.74	$18.76	$14.31	$12.79	$12.02
Value at end of period	$35.73	$33.36	$26.73	$27.71	$23.20	$20.58	$20.74	$18.76	$14.31	$12.79
Number of accumulation units outstanding at end of period	7,367	7,434	10,459	30,716	27,574	29,719	30,716	21,244	26,234	31,598
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$22.52	$19.62	$24.22	$21.84	$17.70	$19.86	$18.20	$12.66	$10.94	$11.77
Value at end of period	$23.27	$22.52	$19.62	$24.22	$21.84	$17.70	$19.86	$18.20	$12.66	$10.94
Number of accumulation units outstanding at end of period	3,003	2,940	5,967	7,730	6,575	6,307	7,443	5,288	2,268	2,155
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2012)
Value at beginning of period	$39.58	$31.92	$37.19	$32.27	$28.07	$29.44	$26.68	$18.54	$15.87
Value at end of period	$43.31	$39.58	$31.92	$37.19	$32.27	$28.07	$29.44	$26.68	$18.54
Number of accumulation units outstanding at end of period	285	279	229	464	416	472	649	561	62
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$15.26	$11.88	$13.40	$10.28	$11.45	$11.97	$12.16	$9.76	$7.83	$8.49
Value at end of period	$16.33	$15.26	$11.88	$13.40	$10.28	$11.45	$11.97	$12.16	$9.76	$7.83
Number of accumulation units outstanding at end of period	3,629	3,640	3,658	3,658	4,908	5,510	5,552	5,011	5,001	501
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$15.67	$12.58	$11.72	$9.44	$10.10	$10.45
Value at end of period	$18.62	$15.67	$12.58	$11.72	$9.44	$10.10
Number of accumulation units outstanding at end of period	173	173	258	1,870	1,684	945
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.67	$21.56	$22.27	$19.99	$18.64	$19.16	$17.58	$14.98	$13.63	$13.11
Value at end of period	$30.57	$26.67	$21.56	$22.27	$19.99	$18.64	$19.16	$17.58	$14.98	$13.63
Number of accumulation units outstanding at end of period	1,378	2,192	5,472	9,944	52,595	10,090	9,146	9,284	9,799	6,063
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$21.35	$16.15	$16.95	$15.91	$15.15	$14.51	$11.21	$10.93	$9.50	$10.07
Value at end of period	$20.62	$21.35	$16.15	$16.95	$15.91	$15.15	$14.51	$11.21	$10.93	$9.50
Number of accumulation units outstanding at end of period	2,867	2,795	2,762	2,697	2,400	2,425	2,743	2,078	1,971	52

CFI 83

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.04	$9.30	$10.62
Value at end of period	$12.65	$12.04	$9.30
Number of accumulation units outstanding at end of period	658	658	2,254
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$21.95	$16.81	$19.53	$17.33	$15.29	$16.21	$14.56	$10.83	$9.35	$9.82
Value at end of period	$23.24	$21.95	$16.81	$19.53	$17.33	$15.29	$16.21	$14.56	$10.83	$9.35
Number of accumulation units outstanding at end of period	216	200	185	225	208	1,125	1,409	1,168	949	865
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$53.50	$40.89	$43.91	$36.23	$33.73	$33.69	$30.26	$23.18	$20.02	$20.65
Value at end of period	$69.47	$53.50	$40.89	$43.91	$36.23	$33.73	$33.69	$30.26	$23.18	$20.02
Number of accumulation units outstanding at end of period	76,930	210,214	246,714	282,888	390,958	420,498	476,239	468,694	487,214	500,854
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.18	$25.39	$27.84	$24.80	$21.13	$22.12	$20.46	$16.05	$13.76	$13.70
Value at end of period	$34.15	$32.18	$25.39	$27.84	$24.80	$21.13	$22.12	$20.46	$16.05	$13.76
Number of accumulation units outstanding at end of period	10,101	13,349	18,417	37,636	74,340	81,159	92,841	96,632	107,041	112,047
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.22	$32.36	$32.59	$24.25	$24.19	$22.69	$20.50	$15.12	$13.26	$13.30
Value at end of period	$61.85	$43.22	$32.36	$32.59	$24.25	$24.19	$22.69	$20.50	$15.12	$13.26
Number of accumulation units outstanding at end of period	23,084	24,037	28,241	40,996	102,690	111,189	136,021	130,749	137,952	153,266
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.04	$17.35	$20.48	$15.80	$16.74	$16.24	$17.76	$13.69	$11.40	$13.84
Value at end of period	$25.34	$22.04	$17.35	$20.48	$15.80	$16.74	$16.24	$17.76	$13.69	$11.40
Number of accumulation units outstanding at end of period	223	116,725	119,371	110,853	98,804	92,669	85,591	79,168	71,052	66,431
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$43.83	$34.88	$40.26	$36.58	$28.25	$30.68	$30.67	$22.64	$19.23	$20.09
Value at end of period	$45.85	$43.83	$34.88	$40.26	$36.58	$28.25	$30.68	$30.67	$22.64	$19.23
Number of accumulation units outstanding at end of period	2,298	2,114	1,861	2,083	19,637	17,610	33,244	47,511	27,707	41,040
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$106.84	$86.65	$99.17	$73.98	$69.60	$81.43	$86.01	$79.82	$66.41	$81.54
Value at end of period	$124.56	$106.84	$86.65	$99.17	$73.98	$69.60	$81.43	$86.01	$79.82	$66.41
Number of accumulation units outstanding at end of period	2,098	3,336	5,822	7,963	27,863	27,644	30,545	27,618	25,573	27,119
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.04
Number of accumulation units outstanding at end of period	117
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$25.02	$20.00	$22.85	$19.97	$17.93	$18.84	$18.13	$14.11	$12.85	$13.79
Value at end of period	$14.61	$25.02	$20.00	$22.85	$19.97	$17.93	$18.84	$18.13	$14.11	$12.85
Number of accumulation units outstanding at end of period	0	56	52	48	48	82	48	48	48	207
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$56.80	$43.34	$50.20	$36.93	$37.10	$35.89	$35.28	$27.87	$23.11	$25.33
Value at end of period	$72.10	$56.80	$43.34	$50.20	$36.93	$37.10	$35.89	$35.28	$27.87	$23.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$34.16	$27.16	$30.46	$26.83	$22.85	$24.41	$21.93	$15.64	$13.33	$13.70
Value at end of period	$40.74	$34.16	$27.16	$30.46	$26.83	$22.85	$24.41	$21.93	$15.64	$13.33
Number of accumulation units outstanding at end of period	1,439	62,817	71,551	70,599	67,839	61,903	61,731	58,058	53,550	49,129

CFI 84

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$95.20	$70.00	$73.03	$57.67	$56.70	$54.29	$50.34	$36.12	$37.19
Value at end of period	$134.78	$95.20	$70.00	$73.03	$57.67	$56.70	$54.29	$50.34	$36.12
Number of accumulation units outstanding at end of period	704	734	742	753	3,607	3,472	4,834	5,205	6,376
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$22.70	$17.70	$19.64	$17.45	$15.91	$16.98	$15.79	$12.28	$10.84	$10.91
Value at end of period	$25.70	$22.70	$17.70	$19.64	$17.45	$15.91	$16.98	$15.79	$12.28	$10.84
Number of accumulation units outstanding at end of period	4,358	5,319	5,574	5,905	6,057	18,254	21,756	24,023	30,100	40,948
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$19.75	$13.22	$14.01	$10.61	$10.48	$11.56
Value at end of period	$26.72	$19.75	$13.22	$14.01	$10.61	$10.48
Number of accumulation units outstanding at end of period	3,140	3,134	1,641	3,211	1,969	1,648
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$50.56	$41.47	$41.42	$35.16	$33.80	$33.78	$31.30	$26.19	$23.18	$22.93
Value at end of period	$57.47	$50.56	$41.47	$41.42	$35.16	$33.80	$33.78	$31.30	$26.19	$23.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$65.32	$48.48	$48.95	$38.63	$34.57	$33.41	$29.86	$22.68	$19.44	$19.83
Value at end of period	$77.61	$65.32	$48.48	$48.95	$38.63	$34.57	$33.41	$29.86	$22.68	$19.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$27.27	$25.03	$25.42	$24.67	$24.21	$24.29	$23.27	$23.43	$21.75	$20.49
Value at end of period	$29.97	$27.27	$25.03	$25.42	$24.67	$24.21	$24.29	$23.27	$23.43	$21.75
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$36.27	$26.91	$27.78	$21.84	$21.85	$20.86	$18.56	$14.32	$12.14	$12.89
Value at end of period	$47.96	$36.27	$26.91	$27.78	$21.84	$21.85	$20.86	$18.56	$14.32	$12.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$24.41	$19.67	$23.76	$21.76	$17.35	$18.09	$17.31	$12.84	$11.12	$11.39
Value at end of period	$24.74	$24.41	$19.67	$23.76	$21.76	$17.35	$18.09	$17.31	$12.84	$11.12
Number of accumulation units outstanding at end of period	600	600	597	569	555	537	1,555	1,729	1,621	1,140
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$27.77	$22.77	$26.95	$25.36	$21.91	$22.90	$20.65	$15.93	$13.98	$14.65
Value at end of period	$28.31	$27.77	$22.77	$26.95	$25.36	$21.91	$22.90	$20.65	$15.93	$13.98
Number of accumulation units outstanding at end of period	876	964	2,080	2,768	3,025	15,560	17,508	20,818	12,844	34,221
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$11.47	$10.58	$10.65	$10.39	$10.21	$10.27	$9.75	$9.71
Value at end of period	$12.40	$11.47	$10.58	$10.65	$10.39	$10.21	$10.27	$9.75
Number of accumulation units outstanding at end of period	564	547	876	1,057	843	931	5,000	165
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$26.17	$20.94	$22.40	$19.02	$17.40	$17.60	$16.05	$11.70	$10.61	$11.01
Value at end of period	$31.02	$26.17	$20.94	$22.40	$19.02	$17.40	$17.60	$16.05	$11.70	$10.61
Number of accumulation units outstanding at end of period	15,704	17,359	17,428	18,532	17,719	18,090	19,309	19,260	16,389	24,007

CFI 85

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$22.83	$19.00	$19.92	$17.70	$16.82	$17.00	$15.83	$13.68	$12.36	$12.66
Value at end of period	$26.39	$22.83	$19.00	$19.92	$17.70	$16.82	$17.00	$15.83	$13.68	$12.36
Number of accumulation units outstanding at end of period	5,302	9,936	9,147	9,268	9,184	60,288	64,566	68,852	70,584	89,390
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2016)
Value at beginning of period	$6.01	$5.39	$6.32	$6.20	$5.89
Value at end of period	$6.02	$6.01	$5.39	$6.32	$6.20
Number of accumulation units outstanding at end of period	0	0	131	106	66
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$17.26	$16.00	$16.46	$15.96	$15.26	$15.77	$15.38	$17.04	$15.75	$14.18
Value at end of period	$19.17	$17.26	$16.00	$16.46	$15.96	$15.26	$15.77	$15.38	$17.04	$15.75
Number of accumulation units outstanding at end of period	421	639	5,518	18,013	101,242	92,373	123,219	137,753	166,193	174,742
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$23.51	$20.65	$21.48	$20.14	$17.73	$18.55	$18.64	$16.73	$14.49	$14.82
Value at end of period	$23.96	$23.51	$20.65	$21.48	$20.14	$17.73	$18.55	$18.64	$16.73	$14.49
Number of accumulation units outstanding at end of period	2,019	539	3,657	5,094	31,075	34,653	40,299	48,007	50,013	30,388
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during March 2016)
Value at beginning of period	$10.93	$10.27	$10.28	$10.03	$10.12
Value at end of period	$11.75	$10.93	$10.27	$10.28	$10.03
Number of accumulation units outstanding at end of period	0	56	56	1,561	1,401
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$34.92	$34.89	$34.65	$34.04	$32.22	$33.84	$33.50	$32.95	$28.61	$29.47
Value at end of period	$33.20	$34.92	$34.89	$34.65	$34.04	$32.22	$33.84	$33.50	$32.95	$28.61
Number of accumulation units outstanding at end of period	24,956	29,384	33,423	33,695	34,185	28,782	46,709	44,806	46,300	64,916
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during November 2017)
Value at beginning of period	$12.93	$10.35	$12.84	$12.73
Value at end of period	$15.47	$12.93	$10.35	$12.84
Number of accumulation units outstanding at end of period	0	0	2,925	3,898
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$4.84	$3.41	$3.90	$3.58	$2.46	$3.38	$3.70	$7.67	$8.77	$10.70
Value at end of period	$2.92	$4.84	$3.41	$3.90	$3.58	$2.46	$3.38	$3.70	$7.67	$8.77
Number of accumulation units outstanding at end of period	0	7,513	1,978	20,018	55,976	32,178	30,494	33,284	20,368	3,208
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.67
Number of accumulation units outstanding at end of period	218
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.59	$22.45	$24.23	$21.23	$19.80	$20.29	$19.21	$16.55	$14.64	$14.92
Value at end of period	$29.31	$26.59	$22.45	$24.23	$21.23	$19.80	$20.29	$19.21	$16.55	$14.64
Number of accumulation units outstanding at end of period	17,889	19,036	23,461	28,069	33,204	65,588	72,414	80,773	87,421	90,594
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.82	$15.68	$16.09	$14.75	$13.95	$14.66	$14.53	$15.38	$14.33	$13.89
Value at end of period	$18.27	$16.82	$15.68	$16.09	$14.75	$13.95	$14.66	$14.53	$15.38	$14.33
Number of accumulation units outstanding at end of period	14,712	16,594	21,145	25,524	93,833	80,667	112,564	112,544	118,967	85,904

CFI 86

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.38	$11.05	$12.19	$9.91	$9.40	$10.03
Value at end of period	$13.19	$13.38	$11.05	$12.19	$9.91	$9.40
Number of accumulation units outstanding at end of period	26,338	23,171	40,585	44,355	58,845	81,075
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2015)
Value at beginning of period	$12.92	$10.98	$11.90	$10.40	$9.80	$10.44
Value at end of period	$14.92	$12.92	$10.98	$11.90	$10.40	$9.80
Number of accumulation units outstanding at end of period	0	0	0	0	293,967	10,191
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.53	$13.34	$13.21	$13.20	$13.25	$13.33	$13.40	$13.47	$13.54	$13.61
Value at end of period	$13.50	$13.53	$13.34	$13.21	$13.20	$13.25	$13.33	$13.40	$13.47	$13.54
Number of accumulation units outstanding at end of period	76,680	145,295	148,660	143,041	474,901	569,457	543,353	414,510	450,617	357,259
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$26.03	$20.31	$21.37	$17.86	$16.36	$16.69	$15.15	$11.66	$10.13	$10.21
Value at end of period	$30.35	$26.03	$20.31	$21.37	$17.86	$16.36	$16.69	$15.15	$11.66	$10.13
Number of accumulation units outstanding at end of period	87,960	107,292	135,944	160,928	331,596	376,839	413,432	463,592	474,015	506,041
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.51	$14.06
Value at end of period	$15.29	$14.51
Number of accumulation units outstanding at end of period	42,726	36,385
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$24.45	$21.34	$22.17	$20.99	$18.41	$18.90	$18.78	$17.88	$15.77	$15.18
Value at end of period	$25.69	$24.45	$21.34	$22.17	$20.99	$18.41	$18.90	$18.78	$17.88	$15.77
Number of accumulation units outstanding at end of period	0	0	391	8,861	1,519	594	2,652	5,818	10,028	9,201
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.83	$26.93	$29.06	$23.45	$21.38	$21.32	$18.82	$14.24	$12.51	$12.59
Value at end of period	$40.15	$34.83	$26.93	$29.06	$23.45	$21.38	$21.32	$18.82	$14.24	$12.51
Number of accumulation units outstanding at end of period	35,647	95,605	108,884	95,322	147,516	133,984	151,089	134,395	154,441	171,387
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$58.74	$46.47	$54.56	$48.30	$41.11	$42.09	$38.63	$28.86	$24.66	$25.08
Value at end of period	$63.23	$58.74	$46.47	$54.56	$48.30	$41.11	$42.09	$38.63	$28.86	$24.66
Number of accumulation units outstanding at end of period	15,678	66,418	69,839	75,060	135,092	123,447	122,790	124,797	119,978	120,942
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$41.88	$34.57	$39.68	$36.30	$28.67	$29.78	$28.40	$20.01	$17.91	$18.14
Value at end of period	$43.89	$41.88	$34.57	$39.68	$36.30	$28.67	$29.78	$28.40	$20.01	$17.91
Number of accumulation units outstanding at end of period	1,605	2,411	2,946	5,906	64,864	56,647	58,324	75,206	50,572	51,423
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.80	$23.62	$23.88	$22.86	$22.03	$22.02	$20.75	$20.89	$19.21	$17.96
Value at end of period	$27.66	$25.80	$23.62	$23.88	$22.86	$22.03	$22.02	$20.75	$20.89	$19.21
Number of accumulation units outstanding at end of period	85,811	106,217	127,386	139,126	429,017	403,317	289,032	252,646	265,161	276,267
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.02	$9.95	$11.60	$9.34	$9.31	$9.45	$10.10	$8.36	$7.08	$8.11
Value at end of period	$12.89	$12.02	$9.95	$11.60	$9.34	$9.31	$9.45	$10.10	$8.36	$7.08
Number of accumulation units outstanding at end of period	2,249	2,216	3,512	3,327	12,093	12,468	17,426	26,866	10,715	6,638

CFI 87

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$32.75	$24.81	$25.32	$19.62	$18.98	$17.94	$15.87	$12.19	$10.38	$10.32
Value at end of period	$42.63	$32.75	$24.81	$25.32	$19.62	$18.98	$17.94	$15.87	$12.19	$10.38
Number of accumulation units outstanding at end of period	28,825	31,133	59,461	63,931	142,930	152,756	201,123	138,712	128,445	125,826
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$19.77	$15.89	$17.33	$15.35	$13.55	$14.26	$13.03	$10.01	$8.77	$8.52
Value at end of period	$20.90	$19.77	$15.89	$17.33	$15.35	$13.55	$14.26	$13.03	$10.01	$8.77
Number of accumulation units outstanding at end of period	44,797	197,584	241,681	254,079	368,006	379,951	453,859	419,462	396,697	410,416
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$43.94	$34.16	$37.13	$29.85	$27.98	$27.99	$25.85	$19.70	$17.35	$17.53
Value at end of period	$61.68	$43.94	$34.16	$37.13	$29.85	$27.98	$27.99	$25.85	$19.70	$17.35
Number of accumulation units outstanding at end of period	24,844	25,656	36,158	45,071	68,212	78,478	80,402	83,305	78,071	38,420
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$48.49	$35.89	$36.45	$27.92	$26.34	$24.62	$21.89	$16.67	$14.64	$14.13
Value at end of period	$66.77	$48.49	$35.89	$36.45	$27.92	$26.34	$24.62	$21.89	$16.67	$14.64
Number of accumulation units outstanding at end of period	525	274	4,067	3,950	3,356	1,153	1,002	0	0	51
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$27.06	$20.71	$21.57	$17.70	$16.04	$15.80	$14.07	$10.71	$9.32	$9.14
Value at end of period	$32.79	$27.06	$20.71	$21.57	$17.70	$16.04	$15.80	$14.07	$10.71	$9.32
Number of accumulation units outstanding at end of period	1,636	1,270	13,988	9,064	10,907	11,195	12,659	2,241	2,297	3,503
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$31.59	$25.29	$27.30	$24.25	$21.15	$22.10	$19.80	$15.14	$13.13	$13.13
Value at end of period	$31.80	$31.59	$25.29	$27.30	$24.25	$21.15	$22.10	$19.80	$15.14	$13.13
Number of accumulation units outstanding at end of period	134	142	834	2,164	206	165	1,007	80	74	0
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$43.57	$32.56	$34.60	$27.98	$26.34	$26.69	$24.16	$18.01	$15.68	$16.12
Value at end of period	$58.28	$43.57	$32.56	$34.60	$27.98	$26.34	$26.69	$24.16	$18.01	$15.68
Number of accumulation units outstanding at end of period	412	587	587	1,527	1,687	2,988	2,176	1,358	908	2,368
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.12	$20.21	$22.41	$19.10	$16.93	$17.52	$15.63	$11.71	$10.06	$10.31
Value at end of period	$30.30	$26.12	$20.21	$22.41	$19.10	$16.93	$17.52	$15.63	$11.71	$10.06
Number of accumulation units outstanding at end of period	1,423	1,772	6,086	6,335	5,948	5,400	3,955	1,259	546	492
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.04	$20.11	$22.80	$20.06	$16.65	$17.55	$16.81	$12.18	$10.56	$11.05
Value at end of period	$29.77	$25.04	$20.11	$22.80	$20.06	$16.65	$17.55	$16.81	$12.18	$10.56
Number of accumulation units outstanding at end of period	469	1,604	1,640	2,262	2,052	1,944	4,102	2,050	1,958	1,750
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.88	$20.70	$24.75	$20.96	$18.58	$18.86	$17.95	$12.98	$11.33	$11.30
Value at end of period	$32.52	$25.88	$20.70	$24.75	$20.96	$18.58	$18.86	$17.95	$12.98	$11.33
Number of accumulation units outstanding at end of period	3,683	3,748	4,277	6,203	50,750	70,990	69,682	98,632	90,143	35,371
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$51.14	$40.74	$48.68	$43.98	$35.52	$36.00	$33.98	$24.80	$21.78	$22.46
Value at end of period	$57.10	$51.14	$40.74	$48.68	$43.98	$35.52	$36.00	$33.98	$24.80	$21.78
Number of accumulation units outstanding at end of period	20,718	22,225	26,241	34,637	57,760	60,795	62,514	76,412	72,421	53,751
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$20.75	$17.66	$18.84	$16.43	$15.60	$15.70	$14.95	$12.93	$11.46	$11.89
Value at end of period	$23.43	$20.75	$17.66	$18.84	$16.43	$15.60	$15.70	$14.95	$12.93	$11.46
Number of accumulation units outstanding at end of period	189,039	224,519	286,987	315,214	313,771	355,669	367,602	341,483	329,727	295,685

CFI 88

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$22.58	$18.62	$20.43	$17.20	$16.28	$16.45	$15.65	$13.07	$11.42	$12.04
Value at end of period	$25.70	$22.58	$18.62	$20.43	$17.20	$16.28	$16.45	$15.65	$13.07	$11.42
Number of accumulation units outstanding at end of period	173,699	218,601	313,332	306,848	306,660	328,740	323,053	249,728	199,009	177,241
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$23.40	$18.99	$21.27	$17.64	$16.67	$16.93	$16.04	$13.07	$11.38	$12.06
Value at end of period	$27.06	$23.40	$18.99	$21.27	$17.64	$16.67	$16.93	$16.04	$13.07	$11.38
Number of accumulation units outstanding at end of period	102,470	143,706	236,435	240,270	231,153	213,708	202,479	145,502	132,056	107,058
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$22.65	$18.30	$20.57	$17.00	$16.06	$16.29	$15.41	$12.55	$10.92	$11.58
Value at end of period	$26.14	$22.65	$18.30	$20.57	$17.00	$16.06	$16.29	$15.41	$12.55	$10.92
Number of accumulation units outstanding at end of period	5,134	31,786	49,803	39,220	23,318	14,624	10,722	4,885	3,956	1,933
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$16.92	$14.24	$15.35	$13.45	$12.72	$12.85	$12.89
Value at end of period	$19.00	$16.92	$14.24	$15.35	$13.45	$12.72	$12.85
Number of accumulation units outstanding at end of period	454	454	0	410	362	336	313
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.11	$16.10	$16.70	$15.36	$14.78	$14.85	$14.12	$13.27	$12.16	$12.18
Value at end of period	$20.16	$18.11	$16.10	$16.70	$15.36	$14.78	$14.85	$14.12	$13.27	$12.16
Number of accumulation units outstanding at end of period	95,322	105,111	123,897	140,460	170,225	195,002	28,496	28,810	24,714	20,905
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2012)
Value at beginning of period	$15.91	$13.91	$14.61	$13.32	$12.65	$12.77	$12.16	$11.16	$11.13
Value at end of period	$17.61	$15.91	$13.91	$14.61	$13.32	$12.65	$12.77	$12.16	$11.16
Number of accumulation units outstanding at end of period	0	0	2,109	1,020	0	620	306	130	18
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.12	$21.13	$22.14	$20.14	$19.16	$19.30	$18.20	$16.33	$14.62	$14.44
Value at end of period	$26.50	$24.12	$21.13	$22.14	$20.14	$19.16	$19.30	$18.20	$16.33	$14.62
Number of accumulation units outstanding at end of period	54	497	497	2,721	19,300	16,528	8,017	9,466	9,959	8,223
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.89	$19.55	$21.44	$18.29	$17.20	$17.50	$16.52	$13.57	$11.86	$12.29
Value at end of period	$27.17	$23.89	$19.55	$21.44	$18.29	$17.20	$17.50	$16.52	$13.57	$11.86
Number of accumulation units outstanding at end of period	913	913	913	2,389	38,360	41,901	43,815	44,872	51,153	62,217
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.82	$20.08	$21.50	$18.88	$17.80	$18.00	$16.97	$14.63	$12.95	$13.10
Value at end of period	$26.71	$23.82	$20.08	$21.50	$18.88	$17.80	$18.00	$16.97	$14.63	$12.95
Number of accumulation units outstanding at end of period	1,282	1,324	1,324	2,622	163,470	183,046	195,997	212,874	225,346	254,296
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$14.19	$13.17	$13.29	$12.95	$12.72	$12.76	$12.14	$12.52	$12.13	$11.37
Value at end of period	$15.12	$14.19	$13.17	$13.29	$12.95	$12.72	$12.76	$12.14	$12.52	$12.13
Number of accumulation units outstanding at end of period	57	35	1,046	1,636	938	746	17,356	15,455	20,445	21,389
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$35.54	$27.25	$28.73	$25.28
Value at end of period	$41.75	$35.54	$27.25	$28.73
Number of accumulation units outstanding at end of period	6,037	6,906	4,971	3,234

CFI 89

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$45.11	$34.71	$40.75	$36.87	$29.89	$30.58	$27.34	$20.93	$18.09	$18.78
Value at end of period	$46.44	$45.11	$34.71	$40.75	$36.87	$29.89	$30.58	$27.34	$20.93	$18.09
Number of accumulation units outstanding at end of period	319	332	1,044	1,428	6,829	4,301	6,251	4,629	7,194	7,643
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$55.30	$40.14	$41.14	$32.27	$30.80	$32.61	$31.43	$22.76	$19.12	$18.81
Value at end of period	$73.28	$55.30	$40.14	$41.14	$32.27	$30.80	$32.61	$31.43	$22.76	$19.12
Number of accumulation units outstanding at end of period	12,453	12,170	16,389	15,782	56,271	62,339	72,385	91,656	65,726	64,842
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.54	$14.14	$15.54	$14.10	$14.06	$14.34	$12.64	$12.23	$9.75	$10.34
Value at end of period	$16.60	$17.54	$14.14	$15.54	$14.10	$14.06	$14.34	$12.64	$12.23	$9.75
Number of accumulation units outstanding at end of period	185	429	573	1,881	129,336	132,964	150,790	113,762	109,681	49,576
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$22.67	$17.78	$19.36	$18.51	$17.86	$17.44	$13.50	$13.30	$11.58	$10.63
Value at end of period	$21.07	$22.67	$17.78	$19.36	$18.51	$17.86	$17.44	$13.50	$13.30	$11.58
Number of accumulation units outstanding at end of period	15,073	16,294	18,776	20,874	30,061	24,986	50,070	45,939	43,433	37,548
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$49.20	$37.18	$41.08	$33.97	$31.51	$30.77	$27.42	$20.47	$18.33	$19.34
Value at end of period	$59.42	$49.20	$37.18	$41.08	$33.97	$31.51	$30.77	$27.42	$20.47	$18.33
Number of accumulation units outstanding at end of period	388	526	1,593	1,565	3,038	2,671	3,564	2,090	2,042	4,596
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.33	$17.84	$21.82	$19.78	$16.08	$16.66	$16.05	$11.53	$10.15	$10.49
Value at end of period	$23.24	$21.33	$17.84	$21.82	$19.78	$16.08	$16.66	$16.05	$11.53	$10.15
Number of accumulation units outstanding at end of period	8,321	8,302	8,573	7,793	8,700	10,054	9,488	9,826	7,822	7,221
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$31.02	$24.90	$28.58	$24.42	$20.85	$22.29	$20.54	$15.30	$12.96	$13.31
Value at end of period	$30.70	$31.02	$24.90	$28.58	$24.42	$20.85	$22.29	$20.54	$15.30	$12.96
Number of accumulation units outstanding at end of period	532	532	2,729	2,775	18,373	17,773	23,558	23,376	24,150	26,358
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$26.12	$21.87	$24.29	$22.02	$19.21	$19.15	$17.67	$14.64	$13.05	$13.27
Value at end of period	$28.56	$26.12	$21.87	$24.29	$22.02	$19.21	$19.15	$17.67	$14.64	$13.05
Number of accumulation units outstanding at end of period	14,154	16,010	22,232	35,988	47,202	48,081	108,880	119,192	142,927	131,160
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$27.28	$21.99	$25.59	$22.59	$18.94	$19.62	$17.92	$13.46	$11.81	$12.14
Value at end of period	$27.91	$27.28	$21.99	$25.59	$22.59	$18.94	$19.62	$17.92	$13.46	$11.81
Number of accumulation units outstanding at end of period	27,178	30,638	44,715	51,022	38,536	40,543	41,175	26,686	24,002	23,827
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$32.37	$24.69	$28.60	$21.07	$21.14	$20.41	$20.06	$15.33	$13.11	$14.35
Value at end of period	$41.13	$32.37	$24.69	$28.60	$21.07	$21.14	$20.41	$20.06	$15.33	$13.11
Number of accumulation units outstanding at end of period	24,328	29,912	49,794	82,838	125,411	134,682	250,665	259,825	294,196	300,439
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.57	$24.86	$30.03	$21.12	$18.80	$22.45	$22.37	$23.86	$20.14	$24.78
Value at end of period	$43.21	$32.57	$24.86	$30.03	$21.12	$18.80	$22.45	$22.37	$23.86	$20.14
Number of accumulation units outstanding at end of period	5,256	4,897	7,065	7,805	5,625	6,186	13,646	12,878	17,562	19,438
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$45.62	$36.35	$41.62	$36.80	$32.26	$33.46	$29.26	$22.36	$18.74	$18.50
Value at end of period	$45.50	$45.62	$36.35	$41.62	$36.80	$32.26	$33.46	$29.26	$22.36	$18.74
Number of accumulation units outstanding at end of period	15,538	21,120	24,664	23,794	39,944	33,079	44,860	38,443	17,390	12,623

CFI 90

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$36.75	$29.23	$32.85	$28.59	$23.64	$24.68	$22.90	$16.57	$14.04	$14.31
Value at end of period	$42.50	$36.75	$29.23	$32.85	$28.59	$23.64	$24.68	$22.90	$16.57	$14.04
Number of accumulation units outstanding at end of period	1,013	920	557	927	916	865	13,719	14,570	2,091	1,773
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$35.40	$28.62	$28.63	$25.02	$23.28	$22.25	$19.94	$16.41	$14.41	$14.09
Value at end of period	$41.53	$35.40	$28.62	$28.63	$25.02	$23.28	$22.25	$19.94	$16.41	$14.41
Number of accumulation units outstanding at end of period	158,355	294,915	296,872	292,046	514,613	459,281	525,955	455,531	435,345	440,395
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$43.06	$31.56	$32.80	$26.42	$24.73	$23.77	$21.92	$16.30	$14.12	$14.74
Value at end of period	$56.46	$43.06	$31.56	$32.80	$26.42	$24.73	$23.77	$21.92	$16.30	$14.12
Number of accumulation units outstanding at end of period	15,974	18,000	20,546	24,899	94,184	54,147	95,162	93,799	108,419	139,302
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$38.50	$30.62	$33.96	$29.38	$24.87	$26.86	$25.14	$19.48	$16.71	$16.95
Value at end of period	$38.65	$38.50	$30.62	$33.96	$29.38	$24.87	$26.86	$25.14	$19.48	$16.71
Number of accumulation units outstanding at end of period	44,616	49,033	53,545	56,209	50,435	42,097	39,783	35,175	28,953	30,629
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$52.77	$40.56	$41.23	$31.04	$30.74	$27.90	$25.81	$18.63	$15.76	$16.02
Value at end of period	$71.73	$52.77	$40.56	$41.23	$31.04	$30.74	$27.90	$25.81	$18.63	$15.76
Number of accumulation units outstanding at end of period	32,479	36,651	40,515	42,367	90,789	100,903	107,057	112,533	117,627	97,093
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.76	$17.93	$20.99	$16.51	$16.29	$16.54	$16.81	$14.79	$12.52	$14.36
Value at end of period	$25.92	$22.76	$17.93	$20.99	$16.51	$16.29	$16.54	$16.81	$14.79	$12.52
Number of accumulation units outstanding at end of period	27	27	463	515	306	279	670	665	665	267
WANGER INTERNATIONAL
Value at beginning of period	$17.09	$13.22	$16.15	$12.22	$12.46	$12.52	$13.17	$10.82	$8.95	$10.54
Value at end of period	$19.44	$17.09	$13.22	$16.15	$12.22	$12.46	$12.52	$13.17	$10.82	$8.95
Number of accumulation units outstanding at end of period	2,243	2,328	2,235	2,292	3,439	3,740	3,994	2,905	3,182	7,147
WANGER SELECT
Value at beginning of period	$36.10	$28.07	$32.23	$25.58	$22.69	$22.76	$22.19	$16.58	$14.07	$17.19
Value at end of period	$45.47	$36.10	$28.07	$32.23	$25.58	$22.69	$22.76	$22.19	$16.58	$14.07
Number of accumulation units outstanding at end of period	947	846	15,415	15,070	14,405	71,879	83,823	73,801	79,198	100,432
WANGER USA
Value at beginning of period	$40.60	$31.14	$31.78	$26.72	$23.63	$23.91	$22.94	$17.25	$14.45	$15.06
Value at end of period	$50.16	$40.60	$31.14	$31.78	$26.72	$23.63	$23.91	$22.94	$17.25	$14.45
Number of accumulation units outstanding at end of period	477	3,299	4,230	3,754	3,851	4,028	5,514	3,100	3,505	7,472
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during May 2017)
Value at beginning of period	$16.65	$13.27	$13.89	$12.52
Value at end of period	$21.28	$16.65	$13.27	$13.89
Number of accumulation units outstanding at end of period	649	630	827	161
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$57.43	$45.11	$52.57	$47.60	$37.13	$39.12	$36.64	$26.68	$23.65	$24.30
Value at end of period	$57.78	$57.43	$45.11	$52.57	$47.60	$37.13	$39.12	$36.64	$26.68	$23.65
Number of accumulation units outstanding at end of period	476	667	1,009	1,431	1,764	2,236	2,360	1,835	2,745	12,049

CFI 91

Condensed Financial Information (continued)

TABLE 13
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES THAT CHANGED TO 0.55% EFFECTIVE DECEMBER 16, 2003
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$38.84	$30.49	$31.59	$25.19	$23.36	$22.30	$20.52	$15.42	$12.86	$13.59
Value at end of period	$53.23	$38.84	$30.49	$31.59	$25.19	$23.36	$22.30	$20.52	$15.42	$12.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.86	$20.10	$20.76	$18.64	$17.38	$17.86	$16.39	$13.97	$12.71	$12.22
Value at end of period	$28.50	$24.86	$20.10	$20.76	$18.64	$17.38	$17.86	$16.39	$13.97	$12.71
Number of accumulation units outstanding at end of period	2,148	2,109	3,939	3,050	3,705	5,919	5,816	4,115	2,856	3,541
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.52	$35.55	$38.18	$31.50	$29.33	$29.29	$26.31	$20.15	$17.41	$17.96
Value at end of period	$60.41	$46.52	$35.55	$38.18	$31.50	$29.33	$29.29	$26.31	$20.15	$17.41
Number of accumulation units outstanding at end of period	36,265	37,647	38,125	41,243	42,607	43,750	45,803	44,364	47,317	50,659
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.63	$23.38	$25.63	$22.83	$19.45	$20.36	$18.83	$14.78	$12.67	$12.62
Value at end of period	$31.44	$29.63	$23.38	$25.63	$22.83	$19.45	$20.36	$18.83	$14.78	$12.67
Number of accumulation units outstanding at end of period	23,858	22,802	22,089	24,254	26,819	24,472	25,461	26,246	25,071	31,707
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$36.17	$27.08	$27.27	$20.29	$20.24	$18.99	$17.16	$12.66	$11.10	$11.13
Value at end of period	$51.76	$36.17	$27.08	$27.27	$20.29	$20.24	$18.99	$17.16	$12.66	$11.10
Number of accumulation units outstanding at end of period	17,529	19,359	20,383	19,347	23,117	37,161	41,603	44,650	42,130	43,031
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.06	$19.72	$23.28	$17.97	$19.03	$18.46	$20.20	$15.57	$12.97	$15.74
Value at end of period	$28.82	$25.06	$19.72	$23.28	$17.97	$19.03	$18.46	$20.20	$15.57	$12.97
Number of accumulation units outstanding at end of period	3,265	3,416	2,889	2,986	3,184	2,091	2,099	3,123	2,156	2,204
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$103.93	$84.28	$96.46	$71.96	$67.70	$79.21	$83.67	$77.64	$64.60	$79.31
Value at end of period	$121.16	$103.93	$84.28	$96.46	$71.96	$67.70	$79.21	$83.67	$77.64	$64.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$95.20	$70.00	$73.03	$57.67	$56.70	$54.29	$50.34	$36.12	$37.19
Value at end of period	$134.78	$95.20	$70.00	$73.03	$57.67	$56.70	$54.29	$50.34	$36.12
Number of accumulation units outstanding at end of period	112	69	51	86	43	45	43	523	185
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$29.37	$22.90	$25.41	$22.58	$20.59	$21.97	$20.43	$15.89	$14.03	$14.12
Value at end of period	$33.25	$29.37	$22.90	$25.41	$22.58	$20.59	$21.97	$20.43	$15.89	$14.03
Number of accumulation units outstanding at end of period	1,030	1,063	1,360	732	787	558	519	1,126	1,128	3,998
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$26.17	$20.94	$22.40	$19.02	$17.40	$17.60	$16.05	$11.70	$10.61	$11.01
Value at end of period	$31.02	$26.17	$20.94	$22.40	$19.02	$17.40	$17.60	$16.05	$11.70	$10.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 92

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.86	$20.14	$21.74	$19.05	$17.77	$18.21	$17.23	$14.85	$13.14	$13.39
Value at end of period	$26.30	$23.86	$20.14	$21.74	$19.05	$17.77	$18.21	$17.23	$14.85	$13.14
Number of accumulation units outstanding at end of period	7,678	7,523	10,157	9,994	11,411	13,162	11,810	13,621	17,666	18,475
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.65	$15.52	$15.92	$14.60	$13.81	$14.51	$14.53	$15.22	$14.18	$13.75
Value at end of period	$18.08	$16.65	$15.52	$15.92	$14.60	$13.81	$14.51	$14.53	$15.22	$14.18
Number of accumulation units outstanding at end of period	11,375	10,951	9,635	12,674	12,663	14,061	11,065	10,447	10,102	8,779
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.38	$11.05	$12.19	$9.91	$9.40	$10.03
Value at end of period	$13.19	$13.38	$11.05	$12.19	$9.91	$9.40
Number of accumulation units outstanding at end of period	7,198	8,776	9,506	9,269	9,090	7,042
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.74	$11.58	$11.46	$11.46	$11.50	$11.56	$11.62	$11.69	$11.75	$11.81
Value at end of period	$11.71	$11.74	$11.58	$11.46	$11.46	$11.50	$11.56	$11.62	$11.69	$11.75
Number of accumulation units outstanding at end of period	10,992	7,653	3,556	4,344	3,304	2,487	3,781	3,782	15,090	9,934
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$29.59	$23.09	$24.30	$20.30	$18.60	$18.97	$17.23	$13.26	$11.52	$11.61
Value at end of period	$34.51	$29.59	$23.09	$24.30	$20.30	$18.60	$18.97	$17.23	$13.26	$11.52
Number of accumulation units outstanding at end of period	82,285	81,634	85,445	90,855	112,850	124,305	146,776	154,901	140,203	160,471
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.05	$24.78	$26.74	$21.57	$19.67	$19.61	$17.32	$13.10	$11.51	$11.59
Value at end of period	$36.95	$32.05	$24.78	$26.74	$21.57	$19.67	$19.61	$17.32	$13.10	$11.51
Number of accumulation units outstanding at end of period	25,620	30,259	31,435	32,882	34,844	48,438	49,580	50,722	48,993	44,668
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$39.86	$31.54	$37.02	$32.78	$27.90	$28.56	$26.21	$19.59	$16.73	$17.02
Value at end of period	$42.91	$39.86	$31.54	$37.02	$32.78	$27.90	$28.56	$26.21	$19.59	$16.73
Number of accumulation units outstanding at end of period	21,648	22,469	22,647	24,579	27,133	29,920	33,495	33,168	33,249	33,027
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.38	$31.68	$36.37	$33.27	$26.27	$27.29	$26.03	$18.34	$16.41	$16.62
Value at end of period	$40.22	$38.38	$31.68	$36.37	$33.27	$26.27	$27.29	$26.03	$18.34	$16.41
Number of accumulation units outstanding at end of period	11,765	12,915	13,524	14,712	14,266	14,052	15,560	16,059	16,046	15,774
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.66	$19.82	$20.04	$19.19	$18.49	$18.48	$17.42	$17.54	$16.12	$15.07
Value at end of period	$23.22	$21.66	$19.82	$20.04	$19.19	$18.49	$18.48	$17.42	$17.54	$16.12
Number of accumulation units outstanding at end of period	13,101	13,865	11,999	13,826	15,841	18,632	20,180	19,506	25,450	26,097
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.02	$9.95	$11.60	$9.34	$9.31	$9.45	$10.10	$8.36	$7.08	$8.11
Value at end of period	$12.89	$12.02	$9.95	$11.60	$9.34	$9.31	$9.45	$10.10	$8.36	$7.08
Number of accumulation units outstanding at end of period	5,272	2,951	2,532	930	955	2,904	3,523	4,229	3,448	3,496
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$32.75	$24.81	$25.32	$19.62	$18.98	$17.94	$15.87	$12.19	$10.38	$10.32
Value at end of period	$42.63	$32.75	$24.81	$25.32	$19.62	$18.98	$17.94	$15.87	$12.19	$10.38
Number of accumulation units outstanding at end of period	31,088	30,883	33,196	34,384	35,661	39,994	43,713	35,751	35,577	36,937

CFI 93

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$48.38	$37.61	$40.88	$32.86	$30.80	$30.81	$28.47	$23.71
Value at end of period	$67.91	$48.38	$37.61	$40.88	$32.86	$30.80	$30.81	$28.47
Number of accumulation units outstanding at end of period	3,433	2,740	2,629	3,552	3,511	3,601	3,839	3,335
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$40.97	$32.64	$39.00	$35.24	$28.46	$28.85	$27.23	$19.87	$17.45	$17.99
Value at end of period	$45.75	$40.97	$32.64	$39.00	$35.24	$28.46	$28.85	$27.23	$19.87	$17.45
Number of accumulation units outstanding at end of period	11,395	11,865	12,270	14,558	15,111	14,488	14,938	15,789	15,428	15,447
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$20.75	$17.66	$18.84	$16.43	$15.60	$15.70	$14.95	$12.93	$11.46	$11.89
Value at end of period	$23.43	$20.75	$17.66	$18.84	$16.43	$15.60	$15.70	$14.95	$12.93	$11.46
Number of accumulation units outstanding at end of period	5,015	5,624	4,934	3,884	3,448	3,149	2,736	1,814	1,486	1,211
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$22.58	$18.62	$20.43	$17.20	$16.28	$16.45	$15.65	$13.07	$11.42	$12.04
Value at end of period	$25.70	$22.58	$18.62	$20.43	$17.20	$16.28	$16.45	$15.65	$13.07	$11.42
Number of accumulation units outstanding at end of period	3,814	4,459	4,629	3,769	3,686	3,477	4,892	8,608	7,953	6,866
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$23.40	$18.99	$21.27	$17.64	$16.67	$16.93	$16.04	$13.07	$11.38	$12.06
Value at end of period	$27.06	$23.40	$18.99	$21.27	$17.64	$16.67	$16.93	$16.04	$13.07	$11.38
Number of accumulation units outstanding at end of period	25,319	24,550	24,707	23,033	20,898	19,929	20,335	19,300	18,171	16,804
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$22.65	$18.30	$20.57	$17.00	$16.06	$16.29	$15.41	$12.55	$11.60
Value at end of period	$26.14	$22.65	$18.30	$20.57	$17.00	$16.06	$16.29	$15.41	$12.55
Number of accumulation units outstanding at end of period	1,697	1,464	1,597	1,701	1,417	961	378	127	16
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$18.11	$16.10	$16.70	$15.36	$14.78	$14.85	$14.12	$13.27	$12.70
Value at end of period	$20.16	$18.11	$16.10	$16.70	$15.36	$14.78	$14.85	$14.12	$13.27
Number of accumulation units outstanding at end of period	31	16	0	0	0	8	0	0	1
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.21	$19.45	$20.38	$18.54	$17.64	$17.77	$16.76	$15.03	$13.46	$13.29
Value at end of period	$24.40	$22.21	$19.45	$20.38	$18.54	$17.64	$17.77	$16.76	$15.03	$13.46
Number of accumulation units outstanding at end of period	10,526	1,248	1,225	1,214	1,273	1,537	7,624	7,561	7,563	6,787
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.87	$20.36	$22.33	$19.05	$17.91	$18.23	$17.20	$14.13	$12.35	$12.80
Value at end of period	$28.30	$24.87	$20.36	$22.33	$19.05	$17.91	$18.23	$17.20	$14.13	$12.35
Number of accumulation units outstanding at end of period	4,949	4,980	4,459	4,192	2,990	2,846	10,949	10,648	10,339	9,565
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.70	$19.98	$21.39	$18.78	$17.71	$17.91	$16.88	$14.56	$12.89	$13.03
Value at end of period	$26.57	$23.70	$19.98	$21.39	$18.78	$17.71	$17.91	$16.88	$14.56	$12.89
Number of accumulation units outstanding at end of period	5,793	5,694	5,591	5,539	4,935	4,552	4,582	5,409	5,458	5,071
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$22.67	$17.78	$19.36	$18.51	$17.86	$17.44	$13.50	$13.30	$11.58	$10.63
Value at end of period	$21.07	$22.67	$17.78	$19.36	$18.51	$17.86	$17.44	$13.50	$13.30	$11.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.37	$21.24	$23.59	$21.39	$18.65	$19.15	$17.67	$14.22	$12.68	$12.89
Value at end of period	$27.74	$25.37	$21.24	$23.59	$21.39	$18.65	$19.15	$17.67	$14.22	$12.68
Number of accumulation units outstanding at end of period	17,646	26,954	29,374	29,129	27,004	25,589	26,126	27,206	27,552	26,293

CFI 94

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$31.27	$23.86	$27.64	$20.36	$20.43	$19.72	$19.38	$15.33	$12.67	$13.87
Value at end of period	$39.74	$31.27	$23.86	$27.64	$20.36	$20.43	$19.72	$19.38	$15.33	$12.67
Number of accumulation units outstanding at end of period	39,644	43,268	44,757	47,408	50,755	59,185	61,738	62,003	63,959	72,289
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$41.98	$30.77	$31.97	$25.76	$24.11	$23.77	$21.37	$15.90	$13.76	$14.37
Value at end of period	$55.05	$41.98	$30.77	$31.97	$25.76	$24.11	$23.77	$21.37	$15.90	$13.76
Number of accumulation units outstanding at end of period	29,936	31,038	31,464	34,056	36,461	41,448	44,760	48,378	52,081	61,797
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$36.27	$28.85	$31.99	$27.67	$23.43	$25.30	$23.68	$18.35	$15.74	$15.97
Value at end of period	$36.41	$36.27	$28.85	$31.99	$27.67	$23.43	$25.30	$23.68	$18.35	$15.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$46.18	$35.49	$36.08	$27.16	$26.90	$24.41	$22.58	$16.31	$13.79	$14.02
Value at end of period	$62.77	$46.18	$35.49	$36.08	$27.16	$26.90	$24.41	$22.58	$16.31	$13.79
Number of accumulation units outstanding at end of period	21,701	22,580	21,406	19,998	21,435	16,580	15,478	14,682	13,196	13,415
WANGER USA
Value at beginning of period	$40.60	$31.14	$31.78	$26.72	$23.63	$23.91	$22.94	$17.25	$14.45	$15.06
Value at end of period	$50.16	$40.60	$31.14	$31.78	$26.72	$23.63	$23.91	$22.94	$17.25	$14.45
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

TABLE 14
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$36.19	$27.19	$27.81	$21.96	$21.66	$21.26	$20.41	$15.24	$13.35	$14.17
Value at end of period	$48.84	$36.19	$27.19	$27.81	$21.96	$21.66	$21.26	$20.41	$15.24	$13.35
Number of accumulation units outstanding at end of period	291	0	638	639	885	840	592	439	113	71
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$30.39	$22.98	$22.56	$17.60	$16.45	$16.62	$14.66	$12.01	$10.86	$11.14
Value at end of period	$40.14	$30.39	$22.98	$22.56	$17.60	$16.45	$16.62	$14.66	$12.01	$10.86
Number of accumulation units outstanding at end of period	1,499	1,507	1,342	3,497	4,851	9,403	9,202	9,740	14,245	6,114
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$25.55	$20.51	$21.77	$18.00	$16.56	$17.15	$15.81	$12.26	$11.25	$11.10
Value at end of period	$28.93	$25.55	$20.51	$21.77	$18.00	$16.56	$17.15	$15.81	$12.26	$11.25
Number of accumulation units outstanding at end of period	163	524	522	522	1,973	3,011	2,935	3,401	8,172	10,380
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$13.33	$12.43	$12.83	$12.52	$12.03	$12.37	$12.12	$13.41	$12.65	$11.26
Value at end of period	$14.61	$13.33	$12.43	$12.83	$12.52	$12.03	$12.37	$12.12	$13.41	$12.65
Number of accumulation units outstanding at end of period	1,549	1,120	1,120	1,120	2,727	2,455	13,336	12,135	18,786	5,163
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$24.46	$19.29	$20.79	$16.96	$15.17	$14.77	$13.64	$10.44	$8.97	$9.20
Value at end of period	$27.94	$24.46	$19.29	$20.79	$16.96	$15.17	$14.77	$13.64	$10.44	$8.97
Number of accumulation units outstanding at end of period	5,230	8,647	11,561	11,626	18,336	20,151	23,238	48,643	50,325	32,868

CFI 95

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$22.02	$16.94	$18.87	$14.97	$14.23	$13.95	$13.78	$10.72	$8.84	$10.38
Value at end of period	$30.09	$22.02	$16.94	$18.87	$14.97	$14.23	$13.95	$13.78	$10.72	$8.84
Number of accumulation units outstanding at end of period	9,441	10,889	14,702	15,126	16,502	16,062	16,646	23,736	22,167	19,215
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.48	$12.55	$12.64	$12.32	$12.06	$12.11	$11.54	$11.84	$11.25	$10.63
Value at end of period	$14.83	$13.48	$12.55	$12.64	$12.32	$12.06	$12.11	$11.54	$11.84	$11.25
Number of accumulation units outstanding at end of period	10,031	10,372	10,719	12,958	13,251	13,559	21,924	17,297	14,353	2,364
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$38.54	$30.27	$31.38	$25.03	$23.22	$22.18	$20.42	$15.35	$12.81	$13.55
Value at end of period	$52.79	$38.54	$30.27	$31.38	$25.03	$23.22	$22.18	$20.42	$15.35	$12.81
Number of accumulation units outstanding at end of period	53,451	66,987	80,527	91,836	118,006	137,267	186,473	197,186	186,876	121,179
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$33.10	$26.54	$27.52	$23.05	$20.46	$20.63	$18.67	$14.25	$12.74	$11.98
Value at end of period	$35.44	$33.10	$26.54	$27.52	$23.05	$20.46	$20.63	$18.67	$14.25	$12.74
Number of accumulation units outstanding at end of period	14,148	22,049	31,871	41,194	48,153	63,141	101,183	93,736	90,756	47,463
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$22.42	$19.53	$24.13	$21.77	$17.65	$19.81	$18.17	$12.65	$10.93	$11.76
Value at end of period	$23.14	$22.42	$19.53	$24.13	$21.77	$17.65	$19.81	$18.17	$12.65	$10.93
Number of accumulation units outstanding at end of period	204	327	327	461	1,705	2,735	2,607	1,777	2,514	2,692
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$39.22	$31.65	$36.88	$32.02	$27.87	$29.24	$26.51	$18.43	$15.41	$17.49
Value at end of period	$42.89	$39.22	$31.65	$36.88	$32.02	$27.87	$29.24	$26.51	$18.43	$15.41
Number of accumulation units outstanding at end of period	224	289	289	382	757	1,454	1,672	1,431	891	691
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$15.17	$11.81	$13.33	$10.24	$11.40	$11.93	$12.12	$9.74	$7.81	$8.47
Value at end of period	$16.22	$15.17	$11.81	$13.33	$10.24	$11.40	$11.93	$12.12	$9.74	$7.81
Number of accumulation units outstanding at end of period	1,598	2,329	2,418	6,366	6,629	9,856	8,652	8,478	20,816	4,374
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$15.64	$12.56	$11.70	$9.43	$10.10	$10.40
Value at end of period	$18.57	$15.64	$12.56	$11.70	$9.43	$10.10
Number of accumulation units outstanding at end of period	595	809	787	850	948	520
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.38	$21.34	$22.05	$19.81	$18.48	$19.00	$17.44	$14.87	$13.54	$13.02
Value at end of period	$30.23	$26.38	$21.34	$22.05	$19.81	$18.48	$19.00	$17.44	$14.87	$13.54
Number of accumulation units outstanding at end of period	4,316	4,002	4,001	4,002	4,158	4,965	4,845	17,535	8,148	6,932
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during March 2012)
Value at beginning of period	$21.25	$16.09	$16.89	$15.87	$15.12	$14.48	$11.19	$10.92	$10.28
Value at end of period	$20.52	$21.25	$16.09	$16.89	$15.87	$15.12	$14.48	$11.19	$10.92
Number of accumulation units outstanding at end of period	438	408	408	408	2,017	4,259	1,022	1,244	181
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.03	$9.30	$10.62
Value at end of period	$12.63	$12.03	$9.30
Number of accumulation units outstanding at end of period	42,488	46,202	46,673

CFI 96

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$21.82	$16.72	$19.44	$17.25	$15.23	$16.16	$14.52	$10.81	$9.33	$9.81
Value at end of period	$23.10	$21.82	$16.72	$19.44	$17.25	$15.23	$16.16	$14.52	$10.81	$9.33
Number of accumulation units outstanding at end of period	1,347	1,401	1,536	1,524	1,975	1,861	7,283	4,777	4,159	403
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.73	$13.95	$17.02	$15.33	$11.77	$12.66	$12.08	$11.17
Value at end of period	$17.36	$17.73	$13.95	$17.02	$15.33	$11.77	$12.66	$12.08
Number of accumulation units outstanding at end of period	0	73	249	270	2,803	270	515	133
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$52.93	$40.47	$43.48	$35.89	$33.43	$33.41	$30.02	$23.01	$19.88	$20.52
Value at end of period	$68.69	$52.93	$40.47	$43.48	$35.89	$33.43	$33.41	$30.02	$23.01	$19.88
Number of accumulation units outstanding at end of period	28,251	23,369	29,357	36,029	57,545	73,163	91,444	139,076	119,951	2,964,998
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.84	$25.13	$27.57	$24.57	$20.94	$21.94	$20.30	$15.94	$13.67	$13.62
Value at end of period	$33.77	$31.84	$25.13	$27.57	$24.57	$20.94	$21.94	$20.30	$15.94	$13.67
Number of accumulation units outstanding at end of period	9,746	9,971	10,082	16,595	18,599	23,182	25,801	66,500	48,496	62,119
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.76	$32.02	$32.27	$24.03	$23.98	$22.51	$20.34	$15.01	$13.17	$13.22
Value at end of period	$61.15	$42.76	$32.02	$32.27	$24.03	$23.98	$22.51	$20.34	$15.01	$13.17
Number of accumulation units outstanding at end of period	28,167	26,486	28,283	42,372	59,268	72,665	75,914	183,297	131,669	135,068
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.81	$17.17	$20.28	$15.66	$16.59	$16.11	$17.63	$13.59	$11.33	$13.76
Value at end of period	$25.06	$21.81	$17.17	$20.28	$15.66	$16.59	$16.11	$17.63	$13.59	$11.33
Number of accumulation units outstanding at end of period	12	12	16	234	3,783	4,840	5,333	50,715	9,765	12,226
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$43.43	$34.58	$39.93	$36.30	$28.05	$30.47	$30.48	$22.51	$19.13	$19.99
Value at end of period	$45.41	$43.43	$34.58	$39.93	$36.30	$28.05	$30.47	$30.48	$22.51	$19.13
Number of accumulation units outstanding at end of period	2,227	2,270	2,584	2,935	7,595	12,052	15,384	27,386	19,365	48,892
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$105.81	$85.85	$98.31	$73.38	$69.06	$80.85	$85.44	$79.33	$66.04	$81.12
Value at end of period	$123.29	$105.81	$85.85	$98.31	$73.38	$69.06	$80.85	$85.44	$79.33	$66.04
Number of accumulation units outstanding at end of period	1,642	1,546	1,610	2,516	6,225	5,432	14,173	15,329	15,345	16,735
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	186
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$24.89	$19.91	$22.75	$19.89	$17.87	$18.79	$18.09	$14.09	$12.84	$13.77
Value at end of period	$14.52	$24.89	$19.91	$22.75	$19.89	$17.87	$18.79	$18.09	$14.09	$12.84
Number of accumulation units outstanding at end of period	0	96	96	96	341	284	238	186	869	95
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$56.19	$42.90	$49.71	$36.59	$36.78	$35.60	$35.01	$27.66	$22.95	$25.18
Value at end of period	$71.29	$56.19	$42.90	$49.71	$36.59	$36.78	$35.60	$35.01	$27.66	$22.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
INVESCO OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME FUND (SERIES I)
Value at beginning of period	$26.15	$23.75	$24.99	$23.65	$22.34	$22.99	$22.49	$22.66	$20.08	$20.03
Value at end of period	$26.88	$26.15	$23.75	$24.99	$23.65	$22.34	$22.99	$22.49	$22.66	$20.08
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 97

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$33.91	$26.98	$30.26	$26.67	$22.73	$24.30	$21.84	$15.58	$13.28	$13.67
Value at end of period	$40.43	$33.91	$26.98	$30.26	$26.67	$22.73	$24.30	$21.84	$15.58	$13.28
Number of accumulation units outstanding at end of period	446	1,226	1,226	1,265	1,962	3,449	2,826	3,023	2,076	1,738
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$94.83	$69.76	$72.82	$57.53	$56.59	$54.22	$50.30	$36.11	$37.18
Value at end of period	$134.18	$94.83	$69.76	$72.82	$57.53	$56.59	$54.22	$50.30	$36.11
Number of accumulation units outstanding at end of period	1,069	849	925	1,039	1,107	1,140	1,064	1,059	3,247
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$22.46	$17.52	$19.46	$17.30	$15.78	$16.85	$15.67	$12.20	$10.78	$10.85
Value at end of period	$25.42	$22.46	$17.52	$19.46	$17.30	$15.78	$16.85	$15.67	$12.20	$10.78
Number of accumulation units outstanding at end of period	7,774	5,211	5,813	8,141	10,317	11,512	15,589	15,717	18,488	18,172
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during January 2016)
Value at beginning of period	$19.69	$13.19	$13.98	$10.59	$10.11
Value at end of period	$26.64	$19.69	$13.19	$13.98	$10.59
Number of accumulation units outstanding at end of period	647	1,013	386	386	386
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.98	$24.77	$25.17	$24.44	$23.99	$24.09	$23.09	$23.26	$21.60	$20.36
Value at end of period	$29.63	$26.98	$24.77	$25.17	$24.44	$23.99	$24.09	$23.09	$23.26	$21.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during September 2019)
Value at beginning of period	$12.15	$11.42
Value at end of period	$13.09	$12.15
Number of accumulation units outstanding at end of period	418	418
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$24.26	$19.56	$23.64	$21.67	$17.28	$18.03	$17.26	$12.81	$11.10	$11.38
Value at end of period	$24.59	$24.26	$19.56	$23.64	$21.67	$17.28	$18.03	$17.26	$12.81	$11.10
Number of accumulation units outstanding at end of period	613	613	613	613	1,496	2,568	3,010	8,793	8,261	6,595
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$27.52	$22.57	$26.73	$25.17	$21.75	$22.75	$20.52	$15.84	$13.91	$14.58
Value at end of period	$28.04	$27.52	$22.57	$26.73	$25.17	$21.75	$22.75	$20.52	$15.84	$13.91
Number of accumulation units outstanding at end of period	2,366	2,355	2,359	2,720	3,448	3,930	5,700	13,541	10,448	1,013,190
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during June 2019)
Value at beginning of period	$10.86	$10.70
Value at end of period	$11.11	$10.86
Number of accumulation units outstanding at end of period	6	3
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during June 2014)
Value at beginning of period	$11.43	$10.55	$10.62	$10.37	$10.19	$10.26	$10.05
Value at end of period	$12.36	$11.43	$10.55	$10.62	$10.37	$10.19	$10.26
Number of accumulation units outstanding at end of period	7,257	1,240	1,241	1,241	2,665	4,826	2,315

CFI 98

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$25.99	$20.81	$22.27	$18.92	$17.32	$17.52	$15.98	$11.66	$10.58	$10.98
Value at end of period	$30.79	$25.99	$20.81	$22.27	$18.92	$17.32	$17.52	$15.98	$11.66	$10.58
Number of accumulation units outstanding at end of period	7,348	8,526	8,887	9,856	10,909	10,688	22,885	31,882	30,996	26,249
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$22.61	$18.82	$19.74	$17.55	$16.69	$16.88	$15.72	$13.59	$12.29	$12.59
Value at end of period	$26.12	$22.61	$18.82	$19.74	$17.55	$16.69	$16.88	$15.72	$13.59	$12.29
Number of accumulation units outstanding at end of period	4,137	5,295	4,945	8,621	8,355	14,465	8,289	18,028	7,936	3,572
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$6.00	$5.38	$6.31	$6.19	$5.45	$7.17
Value at end of period	$6.00	$6.00	$5.38	$6.31	$6.19	$5.45
Number of accumulation units outstanding at end of period	3,097	3,095	0	778	778	777
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$17.12	$15.89	$16.34	$15.86	$15.17	$15.69	$15.31	$16.96	$15.69	$14.14
Value at end of period	$19.01	$17.12	$15.89	$16.34	$15.86	$15.17	$15.69	$15.31	$16.96	$15.69
Number of accumulation units outstanding at end of period	7,527	8,895	9,529	9,912	26,407	28,415	36,720	56,114	65,679	44,198
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$23.33	$20.50	$21.33	$20.01	$17.62	$18.46	$18.55	$16.66	$14.44	$14.77
Value at end of period	$23.76	$23.33	$20.50	$21.33	$20.01	$17.62	$18.46	$18.55	$16.66	$14.44
Number of accumulation units outstanding at end of period	308	103	103	357	1,929	9,653	9,436	12,326	12,767	30,479
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during November 2015)
Value at beginning of period	$10.91	$10.25	$10.26	$10.02	$9.96	$9.97
Value at end of period	$11.72	$10.91	$10.25	$10.26	$10.02	$9.96
Number of accumulation units outstanding at end of period	0	0	0	28	499	28
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$34.60	$34.59	$34.36	$33.78	$31.99	$33.61	$33.29	$32.76	$28.46	$29.33
Value at end of period	$32.88	$34.60	$34.59	$34.36	$33.78	$31.99	$33.61	$33.29	$32.76	$28.46
Number of accumulation units outstanding at end of period	9,569	14,354	15,081	13,520	17,131	27,073	43,426	45,775	59,175	48,192
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2020)
Value at beginning of period	$12.37
Value at end of period	$15.44
Number of accumulation units outstanding at end of period	1,911
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$4.82	$3.39	$3.89	$3.57	$2.46	$3.37	$3.70	$7.67	$8.77	$10.39
Value at end of period	$2.90	$4.82	$3.39	$3.89	$3.57	$2.46	$3.37	$3.70	$7.67	$8.77
Number of accumulation units outstanding at end of period	0	1,479	5,207	2,500	2,189	1,221	6,569	3,608	2,206	999
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.66
Number of accumulation units outstanding at end of period	629
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.31	$22.22	$23.99	$21.04	$19.63	$20.12	$19.06	$16.43	$14.54	$14.83
Value at end of period	$28.98	$26.31	$22.22	$23.99	$21.04	$19.63	$20.12	$19.06	$16.43	$14.54
Number of accumulation units outstanding at end of period	34,496	36,809	37,877	57,463	62,832	81,637	85,974	107,258	143,895	597,025

CFI 99

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during December 2017)
Value at beginning of period	$15.08	$11.80	$12.73	$12.49
Value at end of period	$16.77	$15.08	$11.80	$12.73
Number of accumulation units outstanding at end of period	1,996	554	554	190
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.69	$15.56	$15.98	$14.66	$13.87	$14.44	$14.61	$15.16	$14.27	$13.85
Value at end of period	$18.12	$16.69	$15.56	$15.98	$14.66	$13.87	$14.44	$14.61	$15.16	$14.27
Number of accumulation units outstanding at end of period	2,858	2,683	3,026	9,320	1,535	2,259	27,942	91,500	52,617	57,058
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.34	$11.03	$12.17	$9.90	$9.39	$10.03
Value at end of period	$13.15	$13.34	$11.03	$12.17	$9.90	$9.39
Number of accumulation units outstanding at end of period	9,974	11,506	10,859	17,195	21,686	27,599
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$12.89	$10.95	$11.88	$10.39	$9.79	$10.19	$10.05
Value at end of period	$14.87	$12.89	$10.95	$11.88	$10.39	$9.79	$10.19
Number of accumulation units outstanding at end of period	243	243	247	247	247	247	191
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.39	$13.21	$13.08	$13.08	$13.14	$13.22	$13.29	$13.37	$13.45	$13.53
Value at end of period	$13.34	$13.39	$13.21	$13.08	$13.08	$13.14	$13.22	$13.29	$13.37	$13.45
Number of accumulation units outstanding at end of period	38,762	26,078	35,336	43,501	56,008	77,321	73,357	240,905	131,868	2,028,314
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.75	$20.10	$21.16	$17.69	$16.21	$16.55	$15.04	$11.58	$10.06	$10.15
Value at end of period	$30.01	$25.75	$20.10	$21.16	$17.69	$16.21	$16.55	$15.04	$11.58	$10.06
Number of accumulation units outstanding at end of period	77,345	78,823	94,473	138,776	239,209	308,192	314,463	346,597	334,106	425,911
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2019)
Value at beginning of period	$14.45	$13.80
Value at end of period	$15.23	$14.45
Number of accumulation units outstanding at end of period	4,503	4,517
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$24.27	$21.19	$22.03	$20.87	$18.32	$18.80	$18.70	$17.81	$15.71	$15.14
Value at end of period	$25.49	$24.27	$21.19	$22.03	$20.87	$18.32	$18.80	$18.70	$17.81	$15.71
Number of accumulation units outstanding at end of period	0	0	2,100	2,629	2,785	3,790	16,737	29,712	26,303	18,758
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.46	$26.66	$28.78	$23.23	$21.19	$21.14	$18.68	$14.14	$12.43	$12.51
Value at end of period	$39.70	$34.46	$26.66	$28.78	$23.23	$21.19	$21.14	$18.68	$14.14	$12.43
Number of accumulation units outstanding at end of period	26,451	25,661	26,967	32,694	44,532	49,770	53,472	61,105	82,588	102,712
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$58.10	$46.00	$54.03	$47.85	$40.75	$41.74	$38.33	$28.65	$24.49	$24.93
Value at end of period	$62.52	$58.10	$46.00	$54.03	$47.85	$40.75	$41.74	$38.33	$28.65	$24.49
Number of accumulation units outstanding at end of period	5,554	5,742	6,021	8,620	17,979	22,501	23,824	55,123	40,175	1,029,153
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$41.43	$34.22	$39.29	$35.96	$28.42	$29.54	$28.18	$19.87	$17.78	$18.02
Value at end of period	$43.40	$41.43	$34.22	$39.29	$35.96	$28.42	$29.54	$28.18	$19.87	$17.78
Number of accumulation units outstanding at end of period	5,528	5,844	6,143	7,361	8,514	11,581	12,537	20,630	21,209	28,920

CFI 100

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.52	$23.37	$23.64	$22.64	$21.83	$21.84	$20.59	$20.74	$19.07	$17.84
Value at end of period	$27.35	$25.52	$23.37	$23.64	$22.64	$21.83	$21.84	$20.59	$20.74	$19.07
Number of accumulation units outstanding at end of period	23,163	28,085	29,099	44,374	54,531	79,785	53,635	79,000	100,476	3,319,846
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.95	$9.90	$11.54	$9.30	$9.28	$9.41	$10.07	$8.34	$7.07	$8.10
Value at end of period	$12.81	$11.95	$9.90	$11.54	$9.30	$9.28	$9.41	$10.07	$8.34	$7.07
Number of accumulation units outstanding at end of period	7,234	8,470	8,340	6,541	10,564	8,816	12,653	12,210	12,497	10,142
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$32.60	$24.70	$25.23	$19.56	$18.93	$17.90	$15.85	$12.18	$10.37	$10.32
Value at end of period	$42.42	$32.60	$24.70	$25.23	$19.56	$18.93	$17.90	$15.85	$12.18	$10.37
Number of accumulation units outstanding at end of period	56,709	54,702	55,304	73,771	101,727	102,360	131,296	64,517	68,136	56,290
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$19.64	$15.79	$17.23	$15.27	$13.49	$14.20	$12.98	$9.98	$8.75	$8.50
Value at end of period	$20.75	$19.64	$15.79	$17.23	$15.27	$13.49	$14.20	$12.98	$9.98	$8.75
Number of accumulation units outstanding at end of period	24,255	26,462	27,772	37,681	69,927	80,618	79,859	194,083	68,638	103,501
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$43.54	$33.87	$36.83	$29.62	$27.78	$27.80	$25.69	$19.59	$17.26	$17.45
Value at end of period	$61.09	$43.54	$33.87	$36.83	$29.62	$27.78	$27.80	$25.69	$19.59	$17.26
Number of accumulation units outstanding at end of period	18,959	19,689	21,019	22,466	8,937	14,145	46,811	48,693	60,199	17,268
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during June 2019)
Value at beginning of period	$13.21	$12.03
Value at end of period	$15.20	$13.21
Number of accumulation units outstanding at end of period	748	748
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$48.23	$35.72	$36.29	$27.81	$26.25	$24.55	$21.84	$16.64	$14.62	$14.12
Value at end of period	$66.39	$48.23	$35.72	$36.29	$27.81	$26.25	$24.55	$21.84	$16.64	$14.62
Number of accumulation units outstanding at end of period	4,039	1,139	1,012	914	1,638	2,863	3,874	2,578	2,370	768
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.90	$20.60	$21.47	$17.62	$15.98	$15.75	$14.03	$10.69	$9.30	$9.13
Value at end of period	$32.58	$26.90	$20.60	$21.47	$17.62	$15.98	$15.75	$14.03	$10.69	$9.30
Number of accumulation units outstanding at end of period	8,236	6,914	7,450	6,626	14,517	13,676	27,789	24,279	30,512	8,909
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$31.42	$25.17	$27.18	$24.16	$21.08	$22.03	$19.75	$15.12	$13.12	$13.12
Value at end of period	$31.61	$31.42	$25.17	$27.18	$24.16	$21.08	$22.03	$19.75	$15.12	$13.12
Number of accumulation units outstanding at end of period	577	1,043	1,657	2,234	2,492	2,510	1,389	1,460	927	960
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$43.33	$32.41	$34.45	$27.87	$26.25	$26.62	$24.10	$17.97	$15.65	$16.10
Value at end of period	$57.94	$43.33	$32.41	$34.45	$27.87	$26.25	$26.62	$24.10	$17.97	$15.65
Number of accumulation units outstanding at end of period	348	713	513	527	1,160	2,632	2,998	3,500	3,283	1,936
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.97	$20.10	$22.30	$19.02	$16.87	$17.46	$15.59	$11.68	$10.04	$10.30
Value at end of period	$30.11	$25.97	$20.10	$22.30	$19.02	$16.87	$17.46	$15.59	$11.68	$10.04
Number of accumulation units outstanding at end of period	647	1,156	1,205	1,378	6,422	6,511	24,962	15,386	15,288	4,633
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.89	$20.01	$22.69	$19.97	$16.59	$17.49	$16.76	$12.16	$10.54	$11.03
Value at end of period	$29.59	$24.89	$20.01	$22.69	$19.97	$16.59	$17.49	$16.76	$12.16	$10.54
Number of accumulation units outstanding at end of period	2,979	4,288	6,242	6,145	6,982	7,481	11,517	11,564	9,391	3,872

CFI 101

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.64	$20.52	$24.54	$20.80	$18.45	$18.73	$17.84	$12.91	$11.27	$11.24
Value at end of period	$32.21	$25.64	$20.52	$24.54	$20.80	$18.45	$18.73	$17.84	$12.91	$11.27
Number of accumulation units outstanding at end of period	10,628	7,054	7,281	7,339	16,417	20,527	46,927	51,810	44,530	21,813
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$50.59	$40.32	$48.20	$43.57	$35.21	$35.70	$33.71	$24.62	$21.63	$22.31
Value at end of period	$56.46	$50.59	$40.32	$48.20	$43.57	$35.21	$35.70	$33.71	$24.62	$21.63
Number of accumulation units outstanding at end of period	14,048	15,816	17,317	26,946	38,240	43,653	48,854	75,468	65,457	66,631
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$20.59	$17.54	$18.72	$16.33	$15.52	$15.63	$14.89	$12.88	$11.42	$11.86
Value at end of period	$23.24	$20.59	$17.54	$18.72	$16.33	$15.52	$15.63	$14.89	$12.88	$11.42
Number of accumulation units outstanding at end of period	43,823	47,762	58,859	100,418	139,643	151,345	228,333	222,079	221,732	172,598
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$22.41	$18.49	$20.30	$17.10	$16.19	$16.37	$15.58	$13.02	$11.38	$12.01
Value at end of period	$25.50	$22.41	$18.49	$20.30	$17.10	$16.19	$16.37	$15.58	$13.02	$11.38
Number of accumulation units outstanding at end of period	45,060	53,660	60,245	89,103	119,337	122,980	163,355	165,555	157,702	117,967
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$23.23	$18.86	$21.14	$17.54	$16.58	$16.84	$15.97	$13.01	$11.34	$12.03
Value at end of period	$26.85	$23.23	$18.86	$21.14	$17.54	$16.58	$16.84	$15.97	$13.01	$11.34
Number of accumulation units outstanding at end of period	24,949	51,600	54,939	70,559	119,089	111,650	172,755	162,823	140,506	119,348
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$22.54	$18.22	$20.49	$16.94	$16.01	$16.25	$15.39	$12.53	$10.91	$11.57
Value at end of period	$26.00	$22.54	$18.22	$20.49	$16.94	$16.01	$16.25	$15.39	$12.53	$10.91
Number of accumulation units outstanding at end of period	10,883	12,275	13,790	13,656	17,447	15,411	12,286	7,769	1,800	342
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$16.82	$14.16	$15.27	$13.39	$12.67	$12.80	$12.11	$10.54	$9.32	$9.61
Value at end of period	$18.88	$16.82	$14.16	$15.27	$13.39	$12.67	$12.80	$12.11	$10.54	$9.32
Number of accumulation units outstanding at end of period	2,839	2,752	2,708	8,334	5,521	3,740	1,973	6,607	9,133	7,462
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.98	$15.99	$16.59	$15.27	$14.70	$14.78	$14.06	$13.22	$12.12	$12.15
Value at end of period	$20.01	$17.98	$15.99	$16.59	$15.27	$14.70	$14.78	$14.06	$13.22	$12.12
Number of accumulation units outstanding at end of period	8,020	11,862	14,466	20,296	22,531	40,073	17,795	26,087	42,940	11,148
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$15.81	$13.84	$14.54	$13.26	$12.60	$12.73	$12.13	$11.14	$10.01	$10.14
Value at end of period	$17.50	$15.81	$13.84	$14.54	$13.26	$12.60	$12.73	$12.13	$11.14	$10.01
Number of accumulation units outstanding at end of period	839	839	838	839	948	897	838	663	600	20
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.87	$20.91	$21.92	$19.95	$18.99	$19.14	$18.06	$16.21	$14.52	$14.35
Value at end of period	$26.20	$23.87	$20.91	$21.92	$19.95	$18.99	$19.14	$18.06	$16.21	$14.52
Number of accumulation units outstanding at end of period	0	0	0	635	8,599	8,243	7,883	7,467	7,046	4,228
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.63	$19.35	$21.24	$18.12	$17.05	$17.36	$16.39	$13.47	$11.78	$12.21
Value at end of period	$26.87	$23.63	$19.35	$21.24	$18.12	$17.05	$17.36	$16.39	$13.47	$11.78
Number of accumulation units outstanding at end of period	3,138	4,251	4,252	8,480	17,141	18,058	18,686	19,543	21,281	33,317
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.57	$19.88	$21.29	$18.71	$17.65	$17.85	$16.84	$14.53	$12.86	$13.02
Value at end of period	$26.41	$23.57	$19.88	$21.29	$18.71	$17.65	$17.85	$16.84	$14.53	$12.86
Number of accumulation units outstanding at end of period	3,073	2,674	2,675	6,687	9,039	10,202	11,979	15,054	16,785	26,586

CFI 102

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$14.10	$13.10	$13.22	$12.89	$12.67	$12.72	$12.10	$12.49	$12.10	$11.36
Value at end of period	$15.03	$14.10	$13.10	$13.22	$12.89	$12.67	$12.72	$12.10	$12.49	$12.10
Number of accumulation units outstanding at end of period	2,814	3,642	3,641	9,760	9,956	3,525	8,155	11,968	6,502	2,675
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$35.26	$27.05	$28.54	$23.64	$21.30	$21.19	$18.80	$14.33	$13.87
Value at end of period	$41.40	$35.26	$27.05	$28.54	$23.64	$21.30	$21.19	$18.80	$14.33
Number of accumulation units outstanding at end of period	2,927	2,875	3,095	3,094	3,507	1,946	5,274	1,616	690
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$44.71	$34.42	$40.43	$36.61	$29.68	$30.39	$27.18	$20.82	$18.00	$18.70
Value at end of period	$46.01	$44.71	$34.42	$40.43	$36.61	$29.68	$30.39	$27.18	$20.82	$18.00
Number of accumulation units outstanding at end of period	839	807	818	805	1,305	1,110	13,889	18,349	17,524	974,104
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$54.81	$39.81	$40.82	$32.03	$30.59	$32.41	$31.25	$22.64	$19.03	$18.73
Value at end of period	$72.60	$54.81	$39.81	$40.82	$32.03	$30.59	$32.41	$31.25	$22.64	$19.03
Number of accumulation units outstanding at end of period	6,903	7,930	10,066	13,007	13,999	16,388	21,956	30,023	19,772	769,737
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.44	$14.06	$15.46	$14.04	$14.00	$14.29	$12.60	$12.20	$9.73	$10.32
Value at end of period	$16.49	$17.44	$14.06	$15.46	$14.04	$14.00	$14.29	$12.60	$12.20	$9.73
Number of accumulation units outstanding at end of period	1,119	1,166	1,435	2,650	6,818	10,402	32,909	36,309	37,217	30,941
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$22.51	$17.67	$19.25	$18.41	$17.77	$17.37	$13.45	$13.26	$11.55	$10.61
Value at end of period	$20.91	$22.51	$17.67	$19.25	$18.41	$17.77	$17.37	$13.45	$13.26	$11.55
Number of accumulation units outstanding at end of period	5,251	5,677	6,206	6,369	14,079	14,845	17,735	14,491	15,527	9,840
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$48.75	$36.86	$40.75	$33.72	$31.29	$30.57	$27.26	$20.35	$18.24	$19.25
Value at end of period	$58.86	$48.75	$36.86	$40.75	$33.72	$31.29	$30.57	$27.26	$20.35	$18.24
Number of accumulation units outstanding at end of period	594	208	1,185	1,408	1,654	2,631	4,390	4,501	4,236	3,759
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.19	$17.73	$21.69	$19.67	$16.00	$16.58	$15.99	$11.49	$10.12	$10.47
Value at end of period	$23.07	$21.19	$17.73	$21.69	$19.67	$16.00	$16.58	$15.99	$11.49	$10.12
Number of accumulation units outstanding at end of period	0	189	286	291	291	138	577	685	1,888	323
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$30.74	$24.69	$28.36	$24.24	$20.71	$22.15	$20.42	$15.22	$12.90	$13.26
Value at end of period	$30.41	$30.74	$24.69	$28.36	$24.24	$20.71	$22.15	$20.42	$15.22	$12.90
Number of accumulation units outstanding at end of period	5,817	5,884	6,080	4,699	9,554	9,228	10,649	14,622	11,550	11,248
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.93	$21.72	$24.13	$21.89	$19.10	$19.62	$17.60	$14.17	$13.01	$13.23
Value at end of period	$28.34	$25.93	$21.72	$24.13	$21.89	$19.10	$19.62	$17.60	$14.17	$13.01
Number of accumulation units outstanding at end of period	25,923	27,521	28,885	56,167	1,326	3,167	94,153	96,023	105,705	110,398
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$27.08	$21.84	$25.43	$22.46	$18.84	$19.53	$17.84	$13.40	$11.77	$12.10
Value at end of period	$27.70	$27.08	$21.84	$25.43	$22.46	$18.84	$19.53	$17.84	$13.40	$11.77
Number of accumulation units outstanding at end of period	1,682	1,722	1,991	3,361	7,971	8,060	8,147	8,325	10,446	13,917
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$32.13	$24.52	$28.42	$20.95	$21.03	$19.63	$19.97	$15.27	$13.07	$14.31
Value at end of period	$40.81	$32.13	$24.52	$28.42	$20.95	$21.03	$19.63	$19.97	$15.27	$13.07
Number of accumulation units outstanding at end of period	31,097	28,620	31,237	56,528	29,898	38,823	129,411	183,021	176,691	239,362

CFI 103

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.33	$24.69	$29.85	$20.99	$18.70	$22.34	$22.27	$23.77	$20.07	$24.71
Value at end of period	$42.87	$32.33	$24.69	$29.85	$20.99	$18.70	$22.34	$22.27	$23.77	$20.07
Number of accumulation units outstanding at end of period	6,547	7,401	8,523	8,629	10,166	11,093	12,734	14,179	12,224	6,159
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$45.22	$36.05	$41.30	$36.53	$32.04	$33.25	$29.09	$22.25	$18.65	$18.42
Value at end of period	$45.07	$45.22	$36.05	$41.30	$36.53	$32.04	$33.25	$29.09	$22.25	$18.65
Number of accumulation units outstanding at end of period	2,233	2,233	2,312	4,920	10,753	11,559	19,269	20,869	23,536	13,316
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$36.48	$29.03	$32.65	$28.42	$23.51	$24.56	$22.80	$16.51	$13.99	$14.27
Value at end of period	$42.17	$36.48	$29.03	$32.65	$28.42	$23.51	$24.56	$22.80	$16.51	$13.99
Number of accumulation units outstanding at end of period	549	643	1,227	1,943	2,941	4,347	4,331	6,004	7,740	3,930
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$35.14	$28.43	$28.45	$24.87	$23.16	$22.14	$19.86	$16.35	$14.37	$14.05
Value at end of period	$41.21	$35.14	$28.43	$28.45	$24.87	$23.16	$22.14	$19.86	$16.35	$14.37
Number of accumulation units outstanding at end of period	85,070	86,068	87,626	93,041	151,539	136,400	150,765	144,697	104,310	47,198
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$42.74	$31.34	$32.59	$26.27	$24.60	$23.65	$21.28	$16.24	$14.07	$14.70
Value at end of period	$56.02	$42.74	$31.34	$32.59	$26.27	$24.60	$23.65	$21.28	$16.24	$14.07
Number of accumulation units outstanding at end of period	24,292	23,577	28,750	44,985	20,524	31,642	90,409	95,320	109,753	147,317
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$38.19	$30.39	$33.71	$29.18	$24.71	$26.71	$25.00	$19.39	$16.64	$16.89
Value at end of period	$38.32	$38.19	$30.39	$33.71	$29.18	$24.71	$26.71	$25.00	$19.39	$16.64
Number of accumulation units outstanding at end of period	10,569	11,084	10,906	12,610	15,131	31,848	44,206	42,053	43,868	2,686,956
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$52.21	$40.14	$40.83	$30.75	$30.47	$27.67	$25.61	$18.50	$15.65	$15.92
Value at end of period	$70.93	$52.21	$40.14	$40.83	$30.75	$30.47	$27.67	$25.61	$18.50	$15.65
Number of accumulation units outstanding at end of period	4,700	7,667	10,265	14,205	33,271	40,812	45,155	60,094	53,852	681,406
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.59	$17.81	$20.86	$16.41	$16.20	$16.46	$16.74	$14.73	$12.48	$14.32
Value at end of period	$25.71	$22.59	$17.81	$20.86	$16.41	$16.20	$16.46	$16.74	$14.73	$12.48
Number of accumulation units outstanding at end of period	1,062	1,211	1,542	1,566	2,913	3,548	4,298	3,265	5,336	5,156
WANGER INTERNATIONAL
Value at beginning of period	$16.98	$13.14	$16.07	$12.16	$12.41	$12.47	$13.12	$10.79	$8.93	$10.52
Value at end of period	$19.31	$16.98	$13.14	$16.07	$12.16	$12.41	$12.47	$13.12	$10.79	$8.93
Number of accumulation units outstanding at end of period	997	1,064	2,384	2,383	3,559	3,542	3,874	5,366	5,925	824
WANGER SELECT
Value at beginning of period	$35.82	$27.87	$32.01	$25.42	$22.56	$22.64	$22.08	$16.51	$14.02	$17.13
Value at end of period	$45.09	$35.82	$27.87	$32.01	$25.42	$22.56	$22.64	$22.08	$16.51	$14.02
Number of accumulation units outstanding at end of period	1,157	1,186	1,856	2,116	2,363	2,274	3,489	4,030	4,176	45,215
WANGER USA
Value at beginning of period	$40.29	$30.91	$31.56	$26.55	$23.50	$23.78	$22.83	$17.17	$14.40	$15.01
Value at end of period	$49.75	$40.29	$30.91	$31.56	$26.55	$23.50	$23.78	$22.83	$17.17	$14.40
Number of accumulation units outstanding at end of period	2,273	1,655	1,375	2,470	4,569	6,671	7,171	7,272	9,345	22,295
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during January 2018)
Value at beginning of period	$16.62	$13.26	$14.40
Value at end of period	$21.23	$16.62	$13.26
Number of accumulation units outstanding at end of period	401	401	400

CFI 104

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$56.88	$44.69	$52.12	$47.21	$36.85	$38.84	$36.39	$26.52	$23.51	$24.18
Value at end of period	$57.19	$56.88	$44.69	$52.12	$47.21	$36.85	$38.84	$36.39	$26.52	$23.51
Number of accumulation units outstanding at end of period	1,182	1,182	1,575	1,635	7,848	9,296	9,108	10,380	11,900	15,745

TABLE 15
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$35.99	$27.05	$27.69	$21.87	$21.59	$21.20	$20.37	$15.21	$13.33	$14.16
Value at end of period	$48.55	$35.99	$27.05	$27.69	$21.87	$21.59	$21.20	$20.37	$15.21	$13.33
Number of accumulation units outstanding at end of period	4,908	3,344	2,895	798	921	2,034	10	675	0	0
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$30.22	$22.86	$22.46	$17.53	$16.39	$16.57	$14.63	$11.98	$10.85	$11.12
Value at end of period	$39.89	$30.22	$22.86	$22.46	$17.53	$16.39	$16.57	$14.63	$11.98	$10.85
Number of accumulation units outstanding at end of period	327,067	296,001	311,465	313,768	296,974	307,236	1,947	2,937	31,447	23,976
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$25.40	$20.41	$21.67	$17.93	$16.50	$17.10	$15.77	$12.24	$11.23	$11.09
Value at end of period	$28.76	$25.40	$20.41	$21.67	$17.93	$16.50	$17.10	$15.77	$12.24	$11.23
Number of accumulation units outstanding at end of period	573,558	608,228	628,226	671,098	665,830	680,109	3,942	4,542	30,717	30,653
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$13.26	$12.37	$12.77	$12.47	$11.99	$12.33	$12.09	$13.39	$12.63	$11.25
Value at end of period	$14.53	$13.26	$12.37	$12.77	$12.47	$11.99	$12.33	$12.09	$13.39	$12.63
Number of accumulation units outstanding at end of period	62,488	48,141	58,285	51,781	89,774	92,873	3,414	6,378	9,234	20,227
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.09	$10.37	$11.23	$9.91	$10.10
Value at end of period	$12.40	$12.09	$10.37	$11.23	$9.91
Number of accumulation units outstanding at end of period	5,784	8,809	8,157	9,388	7,496
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$24.31	$19.19	$20.69	$16.89	$15.11	$14.72	$13.60	$10.42	$8.95	$9.19
Value at end of period	$27.76	$24.31	$19.19	$20.69	$16.89	$15.11	$14.72	$13.60	$10.42	$8.95
Number of accumulation units outstanding at end of period	1,179,047	1,183,756	1,155,364	1,073,819	955,373	921,728	680,072	16,934	18,997	18,593
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$21.89	$16.85	$18.78	$14.90	$14.18	$13.91	$13.75	$10.70	$8.82	$10.36
Value at end of period	$29.90	$21.89	$16.85	$18.78	$14.90	$14.18	$13.91	$13.75	$10.70	$8.82
Number of accumulation units outstanding at end of period	55,488	61,446	60,596	53,053	46,315	54,894	3,555	3,273	242	807
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.40	$12.48	$12.58	$12.27	$12.02	$12.07	$11.51	$11.82	$11.23	$10.62
Value at end of period	$14.74	$13.40	$12.48	$12.58	$12.27	$12.02	$12.07	$11.51	$11.82	$11.23
Number of accumulation units outstanding at end of period	164,318	195,956	72,209	25,302	18,689	21,355	8,636	6,910	11,546	21,749

CFI 105

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$38.24	$30.05	$31.16	$24.88	$23.09	$22.06	$20.33	$15.29	$12.76	$13.50
Value at end of period	$52.35	$38.24	$30.05	$31.16	$24.88	$23.09	$22.06	$20.33	$15.29	$12.76
Number of accumulation units outstanding at end of period	638,649	686,514	749,150	759,321	771,120	870,976	85,045	116,980	360,126	482,682
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$32.84	$26.34	$27.33	$22.91	$20.34	$20.52	$18.58	$14.18	$12.69	$11.94
Value at end of period	$35.14	$32.84	$26.34	$27.33	$22.91	$20.34	$20.52	$18.58	$14.18	$12.69
Number of accumulation units outstanding at end of period	156,804	158,558	143,319	126,295	127,801	138,564	20,155	31,884	179,541	217,067
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$22.31	$19.45	$24.04	$21.70	$17.60	$19.77	$18.13	$12.63	$10.92	$11.76
Value at end of period	$23.02	$22.31	$19.45	$24.04	$21.70	$17.60	$19.77	$18.13	$12.63	$10.92
Number of accumulation units outstanding at end of period	45,152	45,790	56,167	57,633	71,117	78,903	5,417	6,164	746	514
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$38.86	$31.37	$36.58	$31.77	$27.67	$29.04	$26.35	$18.33	$15.33	$17.41
Value at end of period	$42.48	$38.86	$31.37	$36.58	$31.77	$27.67	$29.04	$26.35	$18.33	$15.33
Number of accumulation units outstanding at end of period	27,489	24,436	35,416	31,525	34,018	32,508	811	1,852	364	323
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$15.07	$11.74	$13.26	$10.19	$11.35	$11.88	$12.08	$9.71	$7.79	$8.46
Value at end of period	$16.11	$15.07	$11.74	$13.26	$10.19	$11.35	$11.88	$12.08	$9.71	$7.79
Number of accumulation units outstanding at end of period	13,536	14,882	27,151	20,639	28,993	21,936	293	605	75	803
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during December 2015)
Value at beginning of period	$14.62	$11.54	$12.20	$10.51	$9.17	$9.24
Value at end of period	$15.47	$14.62	$11.54	$12.20	$10.51	$9.17
Number of accumulation units outstanding at end of period	3,500	9,577	6,206	17,693	21,445	42
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.60	$12.53	$11.69	$9.42	$10.10	$10.17
Value at end of period	$18.52	$15.60	$12.53	$11.69	$9.42	$10.10
Number of accumulation units outstanding at end of period	150,575	125,371	178,848	152,047	107,318	108,841
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.10	$21.12	$21.84	$19.63	$18.31	$18.85	$17.31	$14.76	$13.45	$12.94
Value at end of period	$29.89	$26.10	$21.12	$21.84	$19.63	$18.31	$18.85	$17.31	$14.76	$13.45
Number of accumulation units outstanding at end of period	51,270	51,984	49,920	44,436	44,950	49,718	41,667	47,169	71,962	84,326
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during March 2020)
Value at beginning of period	$13.42
Value at end of period	$12.82
Number of accumulation units outstanding at end of period	18
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$21.16	$16.03	$16.84	$15.83	$15.08	$14.46	$11.18	$10.91	$9.49	$9.04
Value at end of period	$20.42	$21.16	$16.03	$16.84	$15.83	$15.08	$14.46	$11.18	$10.91	$9.49
Number of accumulation units outstanding at end of period	7,252	7,613	6,013	5,634	13,926	14,513	860	3,375	1,102	129
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.02	$9.29	$10.62
Value at end of period	$12.61	$12.02	$9.29
Number of accumulation units outstanding at end of period	18,561	27,932	28,379

CFI 106

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$21.70	$16.63	$19.34	$17.18	$15.17	$16.11	$14.48	$10.78	$9.31	$9.79
Value at end of period	$22.95	$21.70	$16.63	$19.34	$17.18	$15.17	$16.11	$14.48	$10.78	$9.31
Number of accumulation units outstanding at end of period	9,226	7,033	6,451	6,070	8,664	14,293	2,941	1,716	543	4,093
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2015)
Value at beginning of period	$17.67	$13.91	$16.99	$15.31	$11.76	$11.87
Value at end of period	$17.30	$17.67	$13.91	$16.99	$15.31	$11.76
Number of accumulation units outstanding at end of period	3,681	3,620	5,081	5,468	7,336	4,507
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$52.36	$40.05	$43.06	$35.56	$33.14	$33.13	$29.79	$22.84	$19.75	$20.39
Value at end of period	$67.92	$52.36	$40.05	$43.06	$35.56	$33.14	$33.13	$29.79	$22.84	$19.75
Number of accumulation units outstanding at end of period	753,654	817,450	891,221	928,432	960,137	1,054,933	484,405	533,687	1,039,557	1,374,459
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.49	$24.87	$27.30	$24.34	$20.76	$21.76	$20.14	$15.82	$13.57	$13.53
Value at end of period	$33.39	$31.49	$24.87	$27.30	$24.34	$20.76	$21.76	$20.14	$15.82	$13.57
Number of accumulation units outstanding at end of period	215,474	233,441	229,405	255,842	287,786	329,924	220,683	252,619	487,666	640,868
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.30	$31.70	$31.96	$23.80	$23.77	$22.32	$20.19	$14.90	$13.08	$13.14
Value at end of period	$60.47	$42.30	$31.70	$31.96	$23.80	$23.77	$22.32	$20.19	$14.90	$13.08
Number of accumulation units outstanding at end of period	1,478,186	1,465,670	1,516,116	1,511,333	1,441,525	1,493,401	1,468,184	1,435,724	1,787,248	1,885,044
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.57	$16.99	$20.08	$15.51	$16.44	$15.97	$17.49	$13.50	$11.25	$13.67
Value at end of period	$24.78	$21.57	$16.99	$20.08	$15.51	$16.44	$15.97	$17.49	$13.50	$11.25
Number of accumulation units outstanding at end of period	83,028	103,721	119,787	120,102	123,022	138,951	124,125	135,368	184,665	274,995
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$43.03	$34.28	$39.60	$36.02	$27.85	$30.27	$30.29	$22.38	$19.03	$19.90
Value at end of period	$44.97	$43.03	$34.28	$39.60	$36.02	$27.85	$30.27	$30.29	$22.38	$19.03
Number of accumulation units outstanding at end of period	321,614	336,106	345,723	373,953	383,621	391,307	366,720	374,931	407,220	411,856
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$104.79	$85.07	$97.46	$72.78	$68.53	$80.27	$84.87	$78.84	$65.66	$80.69
Value at end of period	$122.04	$104.79	$85.07	$97.46	$72.78	$68.53	$80.27	$84.87	$78.84	$65.66
Number of accumulation units outstanding at end of period	49,336	71,097	88,627	84,815	83,456	91,360	8,903	11,533	45,755	47,575
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	9,317
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$24.76	$19.81	$22.65	$19.82	$17.81	$18.74	$18.05	$14.06	$12.82	$13.76
Value at end of period	$14.44	$24.76	$19.81	$22.65	$19.82	$17.81	$18.74	$18.05	$14.06	$12.82
Number of accumulation units outstanding at end of period	0	4,602	4,494	290	249	287	146	169	198	260
INVESCO OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME FUND (SERIES I)
Value at beginning of period	$25.87	$23.50	$24.74	$23.43	$22.14	$22.80	$22.32	$22.49	$19.94	$19.90
Value at end of period	$26.58	$25.87	$23.50	$24.74	$23.43	$22.14	$22.80	$22.32	$22.49	$19.94
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 107

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$33.66	$26.79	$30.07	$26.51	$22.61	$24.18	$21.74	$15.52	$13.24	$13.63
Value at end of period	$40.11	$33.66	$26.79	$30.07	$26.51	$22.61	$24.18	$21.74	$15.52	$13.24
Number of accumulation units outstanding at end of period	28,000	27,107	30,380	26,398	30,261	31,041	3,029	5,144	17,758	22,680
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$94.46	$69.52	$72.61	$57.39	$56.48	$54.14	$50.25	$36.09	$37.18
Value at end of period	$133.60	$94.46	$69.52	$72.61	$57.39	$56.48	$54.14	$50.25	$36.09
Number of accumulation units outstanding at end of period	31,065	20,845	23,142	25,499	21,251	22,680	17,027	17,437	29,397
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$22.23	$17.35	$19.28	$17.14	$15.65	$16.71	$15.56	$12.11	$10.71	$10.78
Value at end of period	$25.15	$22.23	$17.35	$19.28	$17.14	$15.65	$16.71	$15.56	$12.11	$10.71
Number of accumulation units outstanding at end of period	36,236	39,065	41,693	43,463	46,584	50,728	41,812	49,434	72,451	114,277
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during December 2015)
Value at beginning of period	$19.64	$13.16	$13.96	$10.58	$10.46	$10.53
Value at end of period	$26.55	$19.64	$13.16	$13.96	$10.58	$10.46
Number of accumulation units outstanding at end of period	47,033	70,841	53,852	42,632	3,742	150
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$49.48	$40.62	$40.61	$34.51	$33.21	$33.22	$30.82	$25.81	$22.87	$22.65
Value at end of period	$56.19	$49.48	$40.62	$40.61	$34.51	$33.21	$33.22	$30.82	$25.81	$22.87
Number of accumulation units outstanding at end of period	15	15	15	15	15	15	15	15	15	15
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$63.92	$47.49	$48.00	$37.92	$33.96	$32.86	$29.39	$22.35	$19.18	$19.58
Value at end of period	$75.88	$63.92	$47.49	$48.00	$37.92	$33.96	$32.86	$29.39	$22.35	$19.18
Number of accumulation units outstanding at end of period	14	14	14	14	15	15	15	15	15	15
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.69	$24.52	$24.93	$24.21	$23.78	$23.89	$22.91	$23.09	$21.45	$20.23
Value at end of period	$29.30	$26.69	$24.52	$24.93	$24.21	$23.78	$23.89	$22.91	$23.09	$21.45
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$24.47	$19.08	$20.62	$16.34	$16.11	$16.60	$15.55	$12.19	$10.22	$11.92
Value at end of period	$29.18	$24.47	$19.08	$20.62	$16.34	$16.11	$16.60	$15.55	$12.19	$10.22
Number of accumulation units outstanding at end of period	16	16	16	16	15	15	15	15	15	15
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$35.50	$26.36	$27.24	$21.44	$21.47	$20.51	$18.27	$14.11	$11.98	$12.73
Value at end of period	$46.89	$35.50	$26.36	$27.24	$21.44	$21.47	$20.51	$18.27	$14.11	$11.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during February 2018)
Value at beginning of period	$12.12	$10.09	$11.97
Value at end of period	$13.06	$12.12	$10.09
Number of accumulation units outstanding at end of period	585	588	259
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$24.12	$19.46	$23.53	$21.57	$17.21	$17.97	$17.21	$12.78	$11.08	$11.36
Value at end of period	$24.43	$24.12	$19.46	$23.53	$21.57	$17.21	$17.97	$17.21	$12.78	$11.08
Number of accumulation units outstanding at end of period	17,314	16,382	20,087	19,529	25,958	26,060	650	1,235	643	1,582

CFI 108

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$27.26	$22.38	$26.51	$24.98	$21.60	$22.59	$20.39	$15.75	$13.84	$14.51
Value at end of period	$27.76	$27.26	$22.38	$26.51	$24.98	$21.60	$22.59	$20.39	$15.75	$13.84
Number of accumulation units outstanding at end of period	27,163	31,255	34,952	36,406	38,461	38,557	17,596	19,161	145,448	140,878
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.84	$10.36	$10.30	$10.12	$10.00
Value at end of period	$11.08	$10.84	$10.36	$10.30	$10.12
Number of accumulation units outstanding at end of period	68,290	63,434	42,190	55,848	24,091
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2014)
Value at beginning of period	$11.39	$10.52	$10.60	$10.35	$10.18	$10.25	$9.87
Value at end of period	$12.31	$11.39	$10.52	$10.60	$10.35	$10.18	$10.25
Number of accumulation units outstanding at end of period	111,637	122,918	64,780	54,247	53,378	59,280	1,390
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$25.81	$20.68	$22.14	$18.82	$17.24	$17.45	$15.92	$11.62	$10.55	$10.96
Value at end of period	$30.57	$25.81	$20.68	$22.14	$18.82	$17.24	$17.45	$15.92	$11.62	$10.55
Number of accumulation units outstanding at end of period	15,642	14,501	14,155	13,393	15,181	16,893	452	1,387	13,398	20,287
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$22.39	$18.65	$19.57	$17.41	$16.56	$16.75	$15.62	$13.51	$12.22	$12.53
Value at end of period	$25.86	$22.39	$18.65	$19.57	$17.41	$16.56	$16.75	$15.62	$13.51	$12.22
Number of accumulation units outstanding at end of period	47,446	45,230	44,484	45,865	50,981	51,150	7,366	8,814	18,953	25,584
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during December 2015)
Value at beginning of period	$5.98	$5.37	$6.30	$6.18	$5.44	$5.39
Value at end of period	$5.98	$5.98	$5.37	$6.30	$6.18	$5.44
Number of accumulation units outstanding at end of period	12,310	12,240	12,853	12,467	9,726	14,743
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.99	$15.77	$16.23	$15.76	$15.08	$15.60	$15.23	$16.89	$15.63	$14.09
Value at end of period	$18.86	$16.99	$15.77	$16.23	$15.76	$15.08	$15.60	$15.23	$16.89	$15.63
Number of accumulation units outstanding at end of period	332,594	322,274	370,759	392,271	406,726	427,919	19,816	34,940	90,383	106,193
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$23.14	$20.35	$21.19	$19.88	$17.52	$18.36	$18.46	$16.58	$14.38	$14.72
Value at end of period	$23.56	$23.14	$20.35	$21.19	$19.88	$17.52	$18.36	$18.46	$16.58	$14.38
Number of accumulation units outstanding at end of period	13,561	21,939	27,785	53,605	21,225	32,126	14,100	5,309	21,596	18,551
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during December 2015)
Value at beginning of period	$10.88	$10.24	$10.25	$10.01	$9.95	$9.97
Value at end of period	$11.68	$10.88	$10.24	$10.25	$10.01	$9.95
Number of accumulation units outstanding at end of period	51,497	43,616	20,751	20,809	19,778	22,793
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$34.28	$34.29	$34.08	$33.52	$31.76	$33.39	$33.08	$32.57	$28.31	$29.19
Value at end of period	$32.56	$34.28	$34.29	$34.08	$33.52	$31.76	$33.39	$33.08	$32.57	$28.31
Number of accumulation units outstanding at end of period	184,691	275,633	296,670	330,731	343,133	502,059	15,277	20,391	55,086	71,778
THE HARTFORD CAPITAL APPRECIATION FUND (CLASS R4)
Value at beginning of period	$26.62	$20.55	$21.75	$18.06	$17.46	$17.34	$16.26	$11.55	$9.67	$11.48
Value at end of period	$31.94	$26.62	$20.55	$21.75	$18.06	$17.46	$17.34	$16.26	$11.55	$9.67
Number of accumulation units outstanding at end of period	3	3	7	7	7	7	6	4	13,804	17,888

CFI 109

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
THE HARTFORD DIVIDEND AND GROWTH FUND (CLASS R4)
Value at beginning of period	$28.21	$22.23	$23.69	$20.25	$17.84	$18.23	$16.33	$12.55	$11.19	$11.16
Value at end of period	$30.16	$28.21	$22.23	$23.69	$20.25	$17.84	$18.23	$16.33	$12.55	$11.19
Number of accumulation units outstanding at end of period	145	319	331	300	280	302	263	227	20,822	2,485
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.89	$10.33	$12.82	$10.39	$10.18
Value at end of period	$15.40	$12.89	$10.33	$12.82	$10.39
Number of accumulation units outstanding at end of period	150	181	191	189	0
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$4.80	$3.38	$3.88	$3.56	$2.45	$3.36	$3.69	$7.66	$8.77	$10.93
Value at end of period	$2.89	$4.80	$3.38	$3.88	$3.56	$2.45	$3.36	$3.69	$7.66	$8.77
Number of accumulation units outstanding at end of period	0	407,730	694,669	186,939	447,624	451,248	1,515	4,727	2,054	1,448
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.65
Number of accumulation units outstanding at end of period	110,634
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.02	$21.99	$23.76	$20.84	$19.46	$19.95	$18.91	$16.31	$14.44	$14.73
Value at end of period	$28.66	$26.02	$21.99	$23.76	$20.84	$19.46	$19.95	$18.91	$16.31	$14.44
Number of accumulation units outstanding at end of period	136,466	149,258	186,841	203,859	209,777	235,382	126,999	129,253	310,662	336,648
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during December 2015)
Value at beginning of period	$15.05	$11.78	$12.71	$10.72	$9.65	$9.71
Value at end of period	$16.73	$15.05	$11.78	$12.71	$10.72	$9.65
Number of accumulation units outstanding at end of period	110,849	45,993	53,204	69,399	24,423	9,405
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.41	$15.30	$15.72	$14.43	$13.66	$14.37	$14.54	$15.10	$14.22	$13.80
Value at end of period	$17.80	$16.41	$15.30	$15.72	$14.43	$13.66	$14.37	$14.54	$15.10	$14.22
Number of accumulation units outstanding at end of period	192,018	215,998	218,913	243,950	256,936	265,100	238,753	274,229	414,199	556,580
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.31	$11.01	$12.16	$9.89	$9.39	$10.03
Value at end of period	$13.11	$13.31	$11.01	$12.16	$9.89	$9.39
Number of accumulation units outstanding at end of period	143,209	163,672	175,740	187,840	195,462	257,141
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2015)
Value at beginning of period	$12.85	$10.93	$11.86	$10.38	$9.78	$9.80
Value at end of period	$14.83	$12.85	$10.93	$11.86	$10.38	$9.78
Number of accumulation units outstanding at end of period	20,982	12,949	6,359	5,517	7,908	6,903
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$18.00	$17.22	$17.19	$17.04	$16.88	$16.72	$16.04	$16.45	$16.09	$15.07
Value at end of period	$18.56	$18.00	$17.22	$17.19	$17.04	$16.88	$16.72	$16.04	$16.45	$16.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	212	153	0	0	1,210
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.24	$13.07	$12.96	$12.96	$13.02	$13.11	$13.19	$13.27	$13.36	$13.44
Value at end of period	$13.19	$13.24	$13.07	$12.96	$12.96	$13.02	$13.11	$13.19	$13.27	$13.36
Number of accumulation units outstanding at end of period	1,968,171	1,564,387	1,367,743	1,281,786	1,281,845	1,215,974	911,640	963,846	1,443,895	1,447,360

CFI 110

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.47	$19.89	$20.96	$17.53	$16.07	$16.41	$14.92	$11.49	$9.99	$10.08
Value at end of period	$29.67	$25.47	$19.89	$20.96	$17.53	$16.07	$16.41	$14.92	$11.49	$9.99
Number of accumulation units outstanding at end of period	580,810	604,414	677,006	704,668	731,622	826,066	437,653	485,527	1,094,475	1,161,694
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.40	$13.96
Value at end of period	$15.16	$14.40
Number of accumulation units outstanding at end of period	160,017	165,818
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$24.10	$21.05	$21.89	$20.74	$18.22	$18.71	$18.62	$17.74	$15.66	$15.10
Value at end of period	$25.29	$24.10	$21.05	$21.89	$20.74	$18.22	$18.71	$18.62	$17.74	$15.66
Number of accumulation units outstanding at end of period	0	0	42,109	39,730	26,353	25,470	20,256	14,747	58,639	41,940
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.09	$26.38	$28.50	$23.01	$21.00	$20.96	$18.53	$14.03	$12.34	$12.43
Value at end of period	$39.26	$34.09	$26.38	$28.50	$23.01	$21.00	$20.96	$18.53	$14.03	$12.34
Number of accumulation units outstanding at end of period	263,865	287,860	300,514	318,094	334,607	370,927	217,340	231,028	379,563	498,992
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$57.48	$45.53	$53.50	$47.41	$40.39	$41.39	$38.03	$28.44	$24.33	$24.77
Value at end of period	$61.82	$57.48	$45.53	$53.50	$47.41	$40.39	$41.39	$38.03	$28.44	$24.33
Number of accumulation units outstanding at end of period	359,805	376,880	394,416	409,572	407,832	437,312	388,608	396,873	486,552	584,189
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.98	$33.86	$38.91	$35.63	$28.17	$29.29	$27.96	$19.72	$17.66	$17.91
Value at end of period	$42.91	$40.98	$33.86	$38.91	$35.63	$28.17	$29.29	$27.96	$19.72	$17.66
Number of accumulation units outstanding at end of period	254,793	259,500	262,964	255,704	241,710	239,002	210,067	219,832	242,907	266,757
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$24.14	$20.51	$21.78	$19.12	$18.01	$18.41	$17.82
Value at end of period	$27.07	$24.14	$20.51	$21.78	$19.12	$18.01	$18.41
Number of accumulation units outstanding at end of period	119,651	104,939	101,120	105,620	50,443	48,204	6,049
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$27.37	$22.51	$24.40	$20.74	$19.37	$19.82	$19.14
Value at end of period	$31.03	$27.37	$22.51	$24.40	$20.74	$19.37	$19.82
Number of accumulation units outstanding at end of period	139,411	123,471	101,493	81,941	30,313	20,129	5,338
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$29.22	$23.62	$25.96	$21.74	$20.25	$20.77	$20.10
Value at end of period	$33.53	$29.22	$23.62	$25.96	$21.74	$20.25	$20.77
Number of accumulation units outstanding at end of period	110,042	91,128	79,480	64,714	31,576	19,334	1,180
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$23.23	$18.71	$20.62	$17.21	$16.05	$16.47	$15.50
Value at end of period	$26.57	$23.23	$18.71	$20.62	$17.21	$16.05	$16.47
Number of accumulation units outstanding at end of period	51,008	40,234	27,588	22,277	7,572	5,758	3,269
VOYA INDEX SOLUTION 2065 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2020)
Value at beginning of period	$10.44
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	785

CFI 111

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$18.34	$16.35	$17.01	$15.70	$15.06	$15.33	$14.80
Value at end of period	$20.23	$18.34	$16.35	$17.01	$15.70	$15.06	$15.33
Number of accumulation units outstanding at end of period	17,116	15,993	22,290	21,672	21,242	20,737	10,158
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.25	$23.13	$23.41	$22.43	$21.64	$21.65	$20.43	$20.59	$18.95	$17.73
Value at end of period	$27.04	$25.25	$23.13	$23.41	$22.43	$21.64	$21.65	$20.43	$20.59	$18.95
Number of accumulation units outstanding at end of period	1,194,213	1,028,490	936,455	995,736	1,006,359	1,086,175	658,751	675,251	811,132	928,289
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.88	$9.84	$11.49	$9.26	$9.24	$9.38	$10.04	$8.32	$7.06	$8.09
Value at end of period	$12.73	$11.88	$9.84	$11.49	$9.26	$9.24	$9.38	$10.04	$8.32	$7.06
Number of accumulation units outstanding at end of period	164,590	165,218	146,198	125,036	88,219	85,899	67,330	68,690	126,329	112,564
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$32.45	$24.60	$25.14	$19.50	$18.88	$17.86	$15.82	$12.16	$10.37	$10.32
Value at end of period	$42.20	$32.45	$24.60	$25.14	$19.50	$18.88	$17.86	$15.82	$12.16	$10.37
Number of accumulation units outstanding at end of period	261,400	294,439	321,529	326,107	361,981	400,133	225,547	159,422	316,481	337,470
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$19.51	$15.69	$17.13	$15.19	$13.42	$14.14	$12.93	$9.94	$8.72	$8.48
Value at end of period	$20.59	$19.51	$15.69	$17.13	$15.19	$13.42	$14.14	$12.93	$9.94	$8.72
Number of accumulation units outstanding at end of period	1,854,857	1,921,293	1,976,591	2,068,423	2,143,079	2,230,276	1,610,458	1,693,575	1,566,028	1,626,528
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$43.14	$33.57	$36.52	$29.39	$27.58	$27.61	$25.53	$19.47	$17.17	$17.37
Value at end of period	$60.49	$43.14	$33.57	$36.52	$29.39	$27.58	$27.61	$25.53	$19.47	$17.17
Number of accumulation units outstanding at end of period	976,312	1,005,397	1,033,371	1,056,181	981,388	1,028,533	783,292	196,458	45,949	47,277
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$13.18	$10.64	$13.70	$10.33
Value at end of period	$15.16	$13.18	$10.64	$13.70
Number of accumulation units outstanding at end of period	3,306	2,652	3,723	3,957
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$47.98	$35.55	$36.13	$27.71	$26.17	$24.48	$21.78	$16.61	$14.60	$14.10
Value at end of period	$66.00	$47.98	$35.55	$36.13	$27.71	$26.17	$24.48	$21.78	$16.61	$14.60
Number of accumulation units outstanding at end of period	71,662	50,101	40,628	31,585	20,402	27,382	4,113	3,047	23,189	12,223
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.74	$20.49	$21.37	$17.55	$15.92	$15.69	$13.99	$10.66	$9.29	$9.11
Value at end of period	$32.38	$26.74	$20.49	$21.37	$17.55	$15.92	$15.69	$13.99	$10.66	$9.29
Number of accumulation units outstanding at end of period	96,371	149,790	96,659	78,519	71,934	79,998	15,358	14,550	31,091	28,818
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$31.26	$25.05	$27.06	$24.07	$21.01	$21.97	$19.71	$15.09	$13.10	$13.11
Value at end of period	$31.43	$31.26	$25.05	$27.06	$24.07	$21.01	$21.97	$19.71	$15.09	$13.10
Number of accumulation units outstanding at end of period	7,640	11,763	5,517	15,713	7,260	6,394	3,203	2,041	5,269	3,591
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$43.10	$32.25	$34.30	$27.76	$26.16	$26.54	$24.05	$17.94	$15.63	$16.09
Value at end of period	$57.61	$43.10	$32.25	$34.30	$27.76	$26.16	$26.54	$24.05	$17.94	$15.63
Number of accumulation units outstanding at end of period	17,003	28,004	11,864	12,374	5,636	4,405	687	1,362	11,368	11,864
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.81	$19.99	$22.19	$18.93	$16.80	$17.40	$15.54	$11.66	$10.03	$10.28
Value at end of period	$29.92	$25.81	$19.99	$22.19	$18.93	$16.80	$17.40	$15.54	$11.66	$10.03
Number of accumulation units outstanding at end of period	53,861	55,990	43,914	42,270	40,137	37,345	11,206	5,836	2,519	1,901

CFI 112

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.75	$19.90	$22.58	$19.89	$16.53	$17.43	$16.72	$12.13	$10.52	$11.02
Value at end of period	$29.40	$24.75	$19.90	$22.58	$19.89	$16.53	$17.43	$16.72	$12.13	$10.52
Number of accumulation units outstanding at end of period	32,860	30,782	24,990	23,298	27,937	35,690	10,296	11,920	3,658	3,857
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.41	$20.35	$24.34	$20.64	$18.32	$18.60	$17.73	$12.83	$11.21	$11.19
Value at end of period	$31.90	$25.41	$20.35	$24.34	$20.64	$18.32	$18.60	$17.73	$12.83	$11.21
Number of accumulation units outstanding at end of period	331,847	325,984	320,845	308,066	292,278	293,251	291,441	286,262	282,667	256,032
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$50.04	$39.91	$47.73	$43.17	$34.90	$35.41	$33.45	$24.44	$21.48	$22.17
Value at end of period	$55.82	$50.04	$39.91	$47.73	$43.17	$34.90	$35.41	$33.45	$24.44	$21.48
Number of accumulation units outstanding at end of period	68,149	70,210	79,324	84,808	85,426	90,129	30,855	41,277	100,582	118,260
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$20.44	$17.42	$18.60	$16.24	$15.44	$15.55	$14.82	$12.83	$11.38	$11.82
Value at end of period	$23.06	$20.44	$17.42	$18.60	$16.24	$15.44	$15.55	$14.82	$12.83	$11.38
Number of accumulation units outstanding at end of period	233,549	221,931	191,080	177,688	166,636	218,892	28,568	39,613	201,010	246,227
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$22.25	$18.37	$20.17	$17.00	$16.10	$16.29	$15.51	$12.97	$11.35	$11.97
Value at end of period	$25.30	$22.25	$18.37	$20.17	$17.00	$16.10	$16.29	$15.51	$12.97	$11.35
Number of accumulation units outstanding at end of period	48,466	50,728	44,343	49,221	40,937	62,209	37,486	42,652	234,612	233,305
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$23.06	$18.73	$21.00	$17.44	$16.49	$16.76	$15.90	$12.97	$11.30	$11.99
Value at end of period	$26.64	$23.06	$18.73	$21.00	$17.44	$16.49	$16.76	$15.90	$12.97	$11.30
Number of accumulation units outstanding at end of period	38,020	48,312	48,723	44,675	38,869	34,369	21,490	75,375	207,228	190,326
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$22.43	$18.14	$20.41	$16.89	$15.97	$16.21	$15.36	$12.51	$10.90	$11.57
Value at end of period	$25.86	$22.43	$18.14	$20.41	$16.89	$15.97	$16.21	$15.36	$12.51	$10.90
Number of accumulation units outstanding at end of period	55,977	44,939	36,214	23,435	14,378	10,950	5,732	5,361	15,976	5,474
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2013)
Value at beginning of period	$16.72	$14.09	$15.20	$13.33	$12.62	$12.76	$12.08	$11.18
Value at end of period	$18.76	$16.72	$14.09	$15.20	$13.33	$12.62	$12.76	$12.08
Number of accumulation units outstanding at end of period	1,970	1,475	185	924	58	37	0	91
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.85	$15.88	$16.49	$15.18	$14.63	$14.71	$14.00	$13.17	$12.08	$12.11
Value at end of period	$19.85	$17.85	$15.88	$16.49	$15.18	$14.63	$14.71	$14.00	$13.17	$12.08
Number of accumulation units outstanding at end of period	66,780	67,330	63,797	61,978	83,046	121,903	1,443	6,797	36,422	32,990
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$15.72	$13.77	$14.47	$13.21	$12.56	$12.69	$12.09	$11.11	$9.99	$10.12
Value at end of period	$17.39	$15.72	$13.77	$14.47	$13.21	$12.56	$12.69	$12.09	$11.11	$9.99
Number of accumulation units outstanding at end of period	8,037	7,736	7,338	12,104	7,068	13,100	12,697	14,848	14,240	15,744
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.61	$20.70	$21.71	$19.77	$18.82	$18.98	$17.92	$16.09	$14.42	$14.26
Value at end of period	$25.91	$23.61	$20.70	$21.71	$19.77	$18.82	$18.98	$17.92	$16.09	$14.42
Number of accumulation units outstanding at end of period	27,458	27,847	24,199	32,119	40,789	41,182	14,118	14,609	15,338	13,155
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.38	$19.15	$21.03	$17.95	$16.90	$17.22	$16.26	$13.37	$11.70	$12.13
Value at end of period	$26.57	$23.38	$19.15	$21.03	$17.95	$16.90	$17.22	$16.26	$13.37	$11.70
Number of accumulation units outstanding at end of period	50,828	58,788	63,604	64,744	63,764	58,275	15,775	17,299	70,250	69,784

CFI 113

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.31	$19.67	$21.08	$18.53	$17.49	$17.71	$16.70	$14.42	$12.78	$12.93
Value at end of period	$26.11	$23.31	$19.67	$21.08	$18.53	$17.49	$17.71	$16.70	$14.42	$12.78
Number of accumulation units outstanding at end of period	57,168	64,264	63,923	67,612	66,569	70,426	37,293	38,808	105,922	108,783
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$14.02	$13.03	$13.16	$12.83	$12.62	$12.68	$12.07	$12.46	$12.08	$11.34
Value at end of period	$14.93	$14.02	$13.03	$13.16	$12.83	$12.62	$12.68	$12.07	$12.46	$12.08
Number of accumulation units outstanding at end of period	31,977	21,014	30,272	23,307	28,180	40,199	1,157	8,959	2,357	2,661
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$34.99	$26.86	$28.34	$23.49	$21.17	$21.08	$18.71	$14.26	$12.40	$12.26
Value at end of period	$41.06	$34.99	$26.86	$28.34	$23.49	$21.17	$21.08	$18.71	$14.26	$12.40
Number of accumulation units outstanding at end of period	5,005	5,294	3,822	4,010	3,700	3,312	2,910	2,421	1,793	1,804
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$44.32	$34.14	$40.12	$36.34	$29.48	$30.20	$27.02	$20.71	$17.91	$18.62
Value at end of period	$45.58	$44.32	$34.14	$40.12	$36.34	$29.48	$30.20	$27.02	$20.71	$17.91
Number of accumulation units outstanding at end of period	91,509	91,292	93,710	83,706	62,126	48,663	39,199	7,582	33,865	30,904
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$54.33	$39.48	$40.50	$31.80	$30.38	$32.20	$31.06	$22.52	$18.94	$18.65
Value at end of period	$71.93	$54.33	$39.48	$40.50	$31.80	$30.38	$32.20	$31.06	$22.52	$18.94
Number of accumulation units outstanding at end of period	83,759	93,901	91,832	101,568	116,788	126,745	18,454	20,117	61,499	64,831
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.34	$13.99	$15.39	$13.99	$13.95	$14.25	$12.57	$12.17	$9.72	$10.31
Value at end of period	$16.39	$17.34	$13.99	$15.39	$13.99	$13.95	$14.25	$12.57	$12.17	$9.72
Number of accumulation units outstanding at end of period	81,251	90,296	95,764	103,220	117,816	126,515	7,379	8,261	35,574	36,013
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$22.36	$17.56	$19.14	$18.32	$17.68	$17.29	$13.40	$13.22	$11.51	$10.58
Value at end of period	$20.76	$22.36	$17.56	$19.14	$18.32	$17.68	$17.29	$13.40	$13.22	$11.51
Number of accumulation units outstanding at end of period	157,423	173,746	177,590	198,389	240,904	259,802	29,524	34,373	81,864	68,245
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$48.31	$36.54	$40.42	$33.46	$31.07	$30.37	$27.09	$20.24	$18.14	$19.16
Value at end of period	$58.30	$48.31	$36.54	$40.42	$33.46	$31.07	$30.37	$27.09	$20.24	$18.14
Number of accumulation units outstanding at end of period	12,962	12,238	11,013	20,374	23,786	30,285	2,342	2,321	26,243	28,684
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.04	$17.62	$21.56	$19.57	$15.92	$16.51	$15.93	$11.46	$10.10	$10.44
Value at end of period	$22.90	$21.04	$17.62	$21.56	$19.57	$15.92	$16.51	$15.93	$11.46	$10.10
Number of accumulation units outstanding at end of period	5,005	4,708	4,504	4,148	7,376	6,426	704	1,770	5,534	6,929
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$30.47	$24.49	$28.14	$24.07	$20.56	$22.01	$20.30	$15.14	$12.84	$13.20
Value at end of period	$30.13	$30.47	$24.49	$28.14	$24.07	$20.56	$22.01	$20.30	$15.14	$12.84
Number of accumulation units outstanding at end of period	108,789	116,455	136,194	149,767	148,884	158,954	72,069	76,416	109,809	203,816
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.99	$20.95	$23.29	$21.13	$18.45	$19.50	$18.01	$14.51	$12.95	$13.18
Value at end of period	$27.31	$24.99	$20.95	$23.29	$21.13	$18.45	$19.50	$18.01	$14.51	$12.95
Number of accumulation units outstanding at end of period	954,206	996,482	1,021,945	1,031,439	1,002,541	1,118,419	948,283	919,410	1,081,930	1,198,021
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.88	$21.69	$25.26	$22.33	$18.74	$19.43	$17.76	$13.35	$11.73	$12.07
Value at end of period	$27.48	$26.88	$21.69	$25.26	$22.33	$18.74	$19.43	$17.76	$13.35	$11.73
Number of accumulation units outstanding at end of period	39,345	39,665	48,534	51,118	39,423	44,702	14,128	26,445	57,994	66,794

CFI 114

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$30.81	$23.53	$27.28	$20.12	$20.21	$20.19	$19.86	$15.73	$13.01	$14.25
Value at end of period	$39.12	$30.81	$23.53	$27.28	$20.12	$20.21	$20.19	$19.86	$15.73	$13.01
Number of accumulation units outstanding at end of period	889,195	959,010	1,036,173	1,072,772	1,089,250	1,169,582	804,341	876,309	1,352,291	1,543,017
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.09	$24.52	$29.66	$20.87	$18.60	$22.23	$22.17	$23.68	$20.01	$24.64
Value at end of period	$42.53	$32.09	$24.52	$29.66	$20.87	$18.60	$22.23	$22.17	$23.68	$20.01
Number of accumulation units outstanding at end of period	22,402	25,540	35,081	32,167	20,747	19,528	9,799	10,823	40,303	45,097
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$44.82	$35.75	$40.98	$36.27	$31.83	$33.04	$28.92	$22.13	$18.56	$18.34
Value at end of period	$44.65	$44.82	$35.75	$40.98	$36.27	$31.83	$33.04	$28.92	$22.13	$18.56
Number of accumulation units outstanding at end of period	73,822	88,234	102,560	117,234	122,312	121,352	10,110	13,464	42,721	33,747
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$36.21	$28.84	$32.44	$28.26	$23.39	$24.44	$22.70	$16.45	$13.95	$14.23
Value at end of period	$41.84	$36.21	$28.84	$32.44	$28.26	$23.39	$24.44	$22.70	$16.45	$13.95
Number of accumulation units outstanding at end of period	54,695	58,839	63,635	55,416	49,675	50,610	5,637	9,849	21,178	21,858
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$34.88	$28.23	$28.27	$24.72	$23.03	$22.03	$19.77	$16.29	$14.32	$14.01
Value at end of period	$40.89	$34.88	$28.23	$28.27	$24.72	$23.03	$22.03	$19.77	$16.29	$14.32
Number of accumulation units outstanding at end of period	3,379,611	3,373,307	3,109,839	3,081,092	3,030,474	2,978,908	166,593	255,323	223,936	238,971
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$41.36	$30.35	$31.57	$25.46	$23.85	$23.53	$21.18	$15.77	$14.00	$14.64
Value at end of period	$54.18	$41.36	$30.35	$31.57	$25.46	$23.85	$23.53	$21.18	$15.77	$14.00
Number of accumulation units outstanding at end of period	306,079	304,906	325,876	332,280	343,809	374,015	314,568	339,627	693,711	967,968
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$37.87	$30.15	$33.47	$28.98	$24.56	$26.55	$24.87	$19.30	$16.57	$16.83
Value at end of period	$37.99	$37.87	$30.15	$33.47	$28.98	$24.56	$26.55	$24.87	$19.30	$16.57
Number of accumulation units outstanding at end of period	16,841	18,459	18,438	19,601	20,142	20,636	11,404	15,351	46,643	67,043
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$51.64	$39.73	$40.43	$30.46	$30.21	$27.44	$25.41	$18.36	$15.55	$15.81
Value at end of period	$70.13	$51.64	$39.73	$40.43	$30.46	$30.21	$27.44	$25.41	$18.36	$15.55
Number of accumulation units outstanding at end of period	191,581	205,155	190,628	169,069	168,229	186,996	105,449	115,405	319,364	398,657
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.43	$17.69	$20.73	$16.32	$16.12	$16.38	$16.67	$14.67	$12.44	$14.28
Value at end of period	$25.51	$22.43	$17.69	$20.73	$16.32	$16.12	$16.38	$16.67	$14.67	$12.44
Number of accumulation units outstanding at end of period	8,666	8,328	10,376	9,252	3,668	2,025	1,100	1,752	13,358	14,397
WANGER INTERNATIONAL
Value at beginning of period	$16.88	$13.07	$15.98	$12.10	$12.35	$12.42	$13.08	$10.76	$8.91	$10.50
Value at end of period	$19.17	$16.88	$13.07	$15.98	$12.10	$12.35	$12.42	$13.08	$10.76	$8.91
Number of accumulation units outstanding at end of period	133,153	151,196	172,282	177,866	192,754	237,613	5,372	5,099	5,562	8,551
WANGER SELECT
Value at beginning of period	$35.54	$27.66	$31.79	$25.26	$22.43	$22.52	$21.97	$16.43	$13.96	$17.07
Value at end of period	$44.72	$35.54	$27.66	$31.79	$25.26	$22.43	$22.52	$21.97	$16.43	$13.96
Number of accumulation units outstanding at end of period	122,797	141,063	156,935	160,189	169,831	189,386	30,440	780,819	846,389	815,582
WANGER USA
Value at beginning of period	$39.97	$30.69	$31.35	$26.38	$23.36	$23.66	$22.72	$17.10	$14.34	$14.96
Value at end of period	$49.33	$39.97	$30.69	$31.35	$26.38	$23.36	$23.66	$22.72	$17.10	$14.34
Number of accumulation units outstanding at end of period	61,086	109,109	114,233	100,221	97,889	104,390	24,717	25,054	90,317	116,294

CFI 115

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$16.59	$13.24	$14.75
Value at end of period	$21.18	$16.59	$13.24
Number of accumulation units outstanding at end of period	10,680	17,625	20,683
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$56.33	$44.29	$51.66	$46.82	$36.57	$38.56	$36.15	$26.35	$23.38	$24.05
Value at end of period	$56.61	$56.33	$44.29	$51.66	$46.82	$36.57	$38.56	$36.15	$26.35	$23.38
Number of accumulation units outstanding at end of period	61,238	66,711	68,007	68,286	71,685	76,975	1,706	2,213	49,869	50,866

TABLE 16
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$35.80	$26.92	$27.57	$21.79	$21.51	$21.14	$20.32	$15.19	$13.31	$14.14
Value at end of period	$48.27	$35.80	$26.92	$27.57	$21.79	$21.51	$21.14	$20.32	$15.19	$13.31
Number of accumulation units outstanding at end of period	4,922	3,566	3,772	7,498	1,781	3,182	5,709	7,315	2,973	2,569
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$30.05	$22.74	$22.35	$17.45	$16.33	$16.52	$14.59	$11.96	$10.83	$11.11
Value at end of period	$39.64	$30.05	$22.74	$22.35	$17.45	$16.33	$16.52	$14.59	$11.96	$10.83
Number of accumulation units outstanding at end of period	30,112	30,335	30,855	30,936	40,946	38,129	40,651	35,240	9,467	8,888
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$25.26	$20.30	$21.57	$17.85	$16.44	$17.04	$15.73	$12.21	$11.21	$11.08
Value at end of period	$28.58	$25.26	$20.30	$21.57	$17.85	$16.44	$17.04	$15.73	$12.21	$11.21
Number of accumulation units outstanding at end of period	45,607	51,672	53,124	58,454	60,200	64,525	99,851	87,390	43,698	36,413
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$13.19	$12.31	$12.72	$12.43	$11.95	$12.30	$12.06	$13.37	$12.62	$11.24
Value at end of period	$14.44	$13.19	$12.31	$12.72	$12.43	$11.95	$12.30	$12.06	$13.37	$12.62
Number of accumulation units outstanding at end of period	48,006	36,855	41,529	55,741	30,127	34,339	58,033	64,492	22,115	16,893
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during June 2015)
Value at beginning of period	$12.06	$10.35	$11.22	$9.90	$9.33	$9.92
Value at end of period	$12.37	$12.06	$10.35	$11.22	$9.90	$9.33
Number of accumulation units outstanding at end of period	20,781	13,141	9,750	11,661	18,004	1,940
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$24.17	$19.08	$20.59	$16.82	$15.06	$14.67	$13.57	$10.39	$8.93	$9.17
Value at end of period	$27.59	$24.17	$19.08	$20.59	$16.82	$15.06	$14.67	$13.57	$10.39	$8.93
Number of accumulation units outstanding at end of period	212,313	212,566	198,835	189,324	168,944	166,579	218,926	218,233	96,885	89,927
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$21.77	$16.76	$18.69	$14.84	$14.13	$13.86	$13.71	$10.67	$8.81	$10.35
Value at end of period	$29.71	$21.77	$16.76	$18.69	$14.84	$14.13	$13.86	$13.71	$10.67	$8.81
Number of accumulation units outstanding at end of period	39,564	37,851	30,550	29,380	24,954	33,517	36,258	34,458	13,767	12,153

CFI 116

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.32	$12.42	$12.52	$12.22	$11.97	$12.03	$11.47	$11.79	$11.21	$10.60
Value at end of period	$14.65	$13.32	$12.42	$12.52	$12.22	$11.97	$12.03	$11.47	$11.79	$11.21
Number of accumulation units outstanding at end of period	116,698	44,284	32,538	13,254	11,870	16,845	20,793	20,855	5,622	4,494
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$37.94	$29.83	$30.95	$24.72	$22.96	$21.95	$20.23	$15.22	$12.71	$13.46
Value at end of period	$51.91	$37.94	$29.83	$30.95	$24.72	$22.96	$21.95	$20.23	$15.22	$12.71
Number of accumulation units outstanding at end of period	455,048	462,797	494,098	515,692	518,921	540,461	702,276	695,983	294,097	365,512
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$32.58	$26.15	$27.15	$22.76	$20.22	$20.41	$18.49	$14.12	$12.64	$11.90
Value at end of period	$34.85	$32.58	$26.15	$27.15	$22.76	$20.22	$20.41	$18.49	$14.12	$12.64
Number of accumulation units outstanding at end of period	338,957	324,755	317,044	296,235	292,902	282,951	328,855	311,974	118,459	145,138
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$22.20	$19.36	$23.95	$21.63	$17.55	$19.72	$18.10	$12.61	$10.91	$11.76
Value at end of period	$22.90	$22.20	$19.36	$23.95	$21.63	$17.55	$19.72	$18.10	$12.61	$10.91
Number of accumulation units outstanding at end of period	5,941	6,595	7,523	17,415	3,572	6,270	11,565	4,911	2,126	2,087
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$38.50	$31.10	$36.28	$31.53	$27.47	$28.85	$26.18	$18.22	$15.25	$17.33
Value at end of period	$42.06	$38.50	$31.10	$36.28	$31.53	$27.47	$28.85	$26.18	$18.22	$15.25
Number of accumulation units outstanding at end of period	4,139	4,794	5,024	10,585	2,156	1,951	4,081	4,235	1,950	1,274
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.98	$11.67	$13.19	$10.14	$11.30	$11.84	$12.04	$9.68	$7.78	$8.44
Value at end of period	$16.00	$14.98	$11.67	$13.19	$10.14	$11.30	$11.84	$12.04	$9.68	$7.78
Number of accumulation units outstanding at end of period	29,842	29,074	33,326	33,553	36,320	47,665	55,868	36,067	10,503	3,073
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during October 2015)
Value at beginning of period	$14.59	$11.52	$12.18	$10.50	$9.17	$9.27
Value at end of period	$15.42	$14.59	$11.52	$12.18	$10.50	$9.17
Number of accumulation units outstanding at end of period	18,098	17,261	15,195	13,134	17,575	1,629
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.56	$12.51	$11.67	$9.42	$10.09	$10.17
Value at end of period	$18.47	$15.56	$12.51	$11.67	$9.42	$10.09
Number of accumulation units outstanding at end of period	113,324	73,952	72,620	68,614	50,904	47,076
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.82	$20.90	$21.62	$19.44	$18.15	$18.69	$17.17	$14.66	$13.36	$12.86
Value at end of period	$29.55	$25.82	$20.90	$21.62	$19.44	$18.15	$18.69	$17.17	$14.66	$13.36
Number of accumulation units outstanding at end of period	42,209	40,734	37,452	36,343	38,305	44,630	43,298	46,288	46,684	46,603
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$11.39
Value at end of period	$12.80
Number of accumulation units outstanding at end of period	373
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$21.07	$15.97	$16.78	$15.78	$15.05	$14.43	$11.16	$10.91	$9.49	$10.20
Value at end of period	$20.32	$21.07	$15.97	$16.78	$15.78	$15.05	$14.43	$11.16	$10.91	$9.49
Number of accumulation units outstanding at end of period	13,198	17,721	15,295	14,469	16,531	13,599	8,413	6,025	2,260	1,368

CFI 117

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.01	$9.29	$10.62
Value at end of period	$12.59	$12.01	$9.29
Number of accumulation units outstanding at end of period	21,860	19,167	16,041
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$21.57	$16.54	$19.25	$17.10	$15.12	$16.05	$14.43	$10.75	$9.30	$9.78
Value at end of period	$22.81	$21.57	$16.54	$19.25	$17.10	$15.12	$16.05	$14.43	$10.75	$9.30
Number of accumulation units outstanding at end of period	9,746	9,394	10,985	11,113	10,201	13,850	27,705	11,656	4,342	3,011
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$17.61	$13.87	$16.95	$15.28	$11.74	$12.64	$12.08	$11.47
Value at end of period	$17.23	$17.61	$13.87	$16.95	$15.28	$11.74	$12.64	$12.08
Number of accumulation units outstanding at end of period	5,652	6,676	6,066	5,021	7,834	2,137	1,446	391
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$51.79	$39.64	$42.64	$35.23	$32.85	$32.86	$29.56	$22.67	$19.61	$20.26
Value at end of period	$67.15	$51.79	$39.64	$42.64	$35.23	$32.85	$32.86	$29.56	$22.67	$19.61
Number of accumulation units outstanding at end of period	581,511	592,421	648,895	674,481	716,321	799,804	1,064,966	1,134,588	601,182	550,952
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.16	$24.62	$27.03	$24.11	$20.58	$21.58	$19.98	$15.70	$13.48	$13.45
Value at end of period	$33.01	$31.16	$24.62	$27.03	$24.11	$20.58	$21.58	$19.98	$15.70	$13.48
Number of accumulation units outstanding at end of period	113,096	114,836	115,219	121,158	128,683	138,209	257,596	288,526	243,651	216,540
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.84	$31.37	$31.65	$23.58	$23.56	$22.14	$20.03	$14.79	$12.99	$13.05
Value at end of period	$59.79	$41.84	$31.37	$31.65	$23.58	$23.56	$22.14	$20.03	$14.79	$12.99
Number of accumulation units outstanding at end of period	398,669	383,661	404,383	400,520	428,275	448,261	512,830	529,118	321,546	275,318
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.34	$16.82	$19.88	$15.37	$16.30	$15.84	$17.35	$13.40	$11.17	$13.58
Value at end of period	$24.50	$21.34	$16.82	$19.88	$15.37	$16.30	$15.84	$17.35	$13.40	$11.17
Number of accumulation units outstanding at end of period	31,471	29,595	28,809	34,809	36,961	38,858	35,044	36,551	54,765	39,609
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$42.63	$33.98	$39.28	$35.74	$27.65	$30.06	$30.10	$22.25	$18.93	$19.80
Value at end of period	$44.53	$42.63	$33.98	$39.28	$35.74	$27.65	$30.06	$30.10	$22.25	$18.93
Number of accumulation units outstanding at end of period	58,913	53,383	55,526	58,602	61,425	63,403	98,457	99,022	58,425	51,041
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$103.78	$84.29	$96.61	$72.19	$68.01	$79.69	$84.30	$78.35	$65.29	$80.28
Value at end of period	$120.80	$103.78	$84.29	$96.61	$72.19	$68.01	$79.69	$84.30	$78.35	$65.29
Number of accumulation units outstanding at end of period	98,352	99,530	101,909	99,608	95,576	100,556	123,663	124,772	53,401	55,322
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.02
Number of accumulation units outstanding at end of period	14,985
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$24.63	$19.72	$22.55	$19.74	$17.75	$18.68	$18.00	$14.03	$12.80	$13.75
Value at end of period	$14.35	$24.63	$19.72	$22.55	$19.74	$17.75	$18.68	$18.00	$14.03	$12.80
Number of accumulation units outstanding at end of period	0	7,790	8,329	8,925	8,884	9,256	12,013	10,988	6,208	5,341
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$54.99	$42.02	$48.74	$35.91	$36.14	$35.01	$34.47	$27.26	$22.64	$24.86
Value at end of period	$69.70	$54.99	$42.02	$48.74	$35.91	$36.14	$35.01	$34.47	$27.26	$22.64
Number of accumulation units outstanding at end of period	2,661	2,661	2,661	2,661	2,661	2,935	2,935	3,049	3,186	3,169

CFI 118

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME FUND (SERIES I)
Value at beginning of period	$25.59	$23.26	$24.50	$23.22	$21.95	$22.61	$22.14	$22.33	$19.80	$19.77
Value at end of period	$26.28	$25.59	$23.26	$24.50	$23.22	$21.95	$22.61	$22.14	$22.33	$19.80
Number of accumulation units outstanding at end of period	3,282	3,283	3,282	3,282	3,282	3,282	3,282	3,429	3,615	3,613
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$33.42	$26.61	$29.88	$26.36	$22.48	$24.06	$21.65	$15.46	$13.19	$13.59
Value at end of period	$39.80	$33.42	$26.61	$29.88	$26.36	$22.48	$24.06	$21.65	$15.46	$13.19
Number of accumulation units outstanding at end of period	15,839	15,873	14,686	14,844	17,158	19,954	16,609	19,033	8,596	10,229
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$94.09	$69.29	$72.40	$57.25	$56.38	$54.06	$50.21	$36.08	$37.18
Value at end of period	$133.01	$94.09	$69.29	$72.40	$57.25	$56.38	$54.06	$50.21	$36.08
Number of accumulation units outstanding at end of period	6,678	9,699	9,769	9,444	10,041	12,145	14,190	15,616	9,497
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$22.00	$17.18	$19.10	$16.99	$15.52	$16.58	$15.44	$12.03	$10.64	$10.72
Value at end of period	$24.88	$22.00	$17.18	$19.10	$16.99	$15.52	$16.58	$15.44	$12.03	$10.64
Number of accumulation units outstanding at end of period	35,051	36,133	36,880	38,987	44,893	49,965	60,284	67,827	44,297	49,666
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$19.58	$13.13	$13.93	$10.56	$10.46	$11.48
Value at end of period	$26.46	$19.58	$13.13	$13.93	$10.56	$10.46
Number of accumulation units outstanding at end of period	41,853	26,551	17,405	12,570	7,688	3,526
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$48.94	$40.21	$40.22	$34.19	$32.92	$32.95	$30.58	$25.63	$22.71	$22.50
Value at end of period	$55.56	$48.94	$40.21	$40.22	$34.19	$32.92	$32.95	$30.58	$25.63	$22.71
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	1	1	9	7
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$63.24	$47.00	$47.53	$37.56	$33.67	$32.59	$29.17	$22.19	$19.05	$19.46
Value at end of period	$75.02	$63.24	$47.00	$47.53	$37.56	$33.67	$32.59	$29.17	$22.19	$19.05
Number of accumulation units outstanding at end of period	1	1	1	1	1	719	720	719	730	728
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.40	$24.26	$24.68	$23.99	$23.58	$23.69	$22.73	$22.92	$21.31	$20.10
Value at end of period	$28.97	$26.40	$24.26	$24.68	$23.99	$23.58	$23.69	$22.73	$22.92	$21.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	473	589	604	594	768
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$24.20	$18.89	$20.42	$16.19	$15.97	$16.46	$15.43	$12.10	$10.15	$11.85
Value at end of period	$28.85	$24.20	$18.89	$20.42	$16.19	$15.97	$16.46	$15.43	$12.10	$10.15
Number of accumulation units outstanding at end of period	31	31	31	31	31	1,012	1,012	1,002	978	946
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$35.11	$26.09	$26.97	$21.24	$21.28	$20.34	$18.13	$14.01	$11.90	$12.65
Value at end of period	$46.36	$35.11	$26.09	$26.97	$21.24	$21.28	$20.34	$18.13	$14.01	$11.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,013	1,013	1,004	995	964
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.98	$19.36	$23.42	$21.48	$17.15	$17.91	$17.17	$12.75	$11.06	$11.35
Value at end of period	$24.28	$23.98	$19.36	$23.42	$21.48	$17.15	$17.91	$17.17	$12.75	$11.06
Number of accumulation units outstanding at end of period	19,066	21,625	21,209	21,521	27,864	24,675	21,476	21,431	4,114	3,755

CFI 119

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$27.01	$22.18	$26.29	$24.78	$21.44	$22.44	$20.26	$15.66	$13.77	$14.44
Value at end of period	$27.50	$27.01	$22.18	$26.29	$24.78	$21.44	$22.44	$20.26	$15.66	$13.77
Number of accumulation units outstanding at end of period	141,945	152,522	160,741	166,162	181,660	201,824	247,358	262,255	95,061	84,098
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.82	$10.34	$10.29	$10.11	$10.12
Value at end of period	$11.06	$10.82	$10.34	$10.29	$10.11
Number of accumulation units outstanding at end of period	25,596	23,476	16,159	10,482	4,887
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.35	$10.49	$10.57	$10.33	$10.16	$10.24	$9.74	$9.92
Value at end of period	$12.26	$11.35	$10.49	$10.57	$10.33	$10.16	$10.24	$9.74
Number of accumulation units outstanding at end of period	66,815	54,145	59,803	69,110	71,538	77,465	30,788	4,299
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$25.63	$20.55	$22.01	$18.72	$17.15	$17.37	$15.86	$11.58	$10.52	$10.93
Value at end of period	$30.35	$25.63	$20.55	$22.01	$18.72	$17.15	$17.37	$15.86	$11.58	$10.52
Number of accumulation units outstanding at end of period	16,764	13,932	14,777	15,360	16,367	15,906	35,372	33,339	11,098	9,711
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$22.17	$18.48	$19.40	$17.27	$16.43	$16.63	$15.51	$13.43	$12.15	$12.46
Value at end of period	$25.60	$22.17	$18.48	$19.40	$17.27	$16.43	$16.63	$15.51	$13.43	$12.15
Number of accumulation units outstanding at end of period	36,141	36,127	40,758	39,252	80,862	77,560	108,765	105,603	43,012	40,604
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$5.96	$5.36	$6.29	$6.17	$5.44	$6.16
Value at end of period	$5.96	$5.96	$5.36	$6.29	$6.17	$5.44
Number of accumulation units outstanding at end of period	7,418	2,550	2,996	3,458	1,216	589
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.86	$15.66	$16.12	$15.66	$14.99	$15.52	$15.16	$16.82	$15.57	$14.04
Value at end of period	$18.70	$16.86	$15.66	$16.12	$15.66	$14.99	$15.52	$15.16	$16.82	$15.57
Number of accumulation units outstanding at end of period	115,898	72,363	72,045	76,868	99,288	124,960	173,186	195,870	140,080	138,385
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$22.96	$20.21	$21.04	$19.76	$17.42	$18.26	$18.37	$16.51	$14.33	$14.67
Value at end of period	$23.37	$22.96	$20.21	$21.04	$19.76	$17.42	$18.26	$18.37	$16.51	$14.33
Number of accumulation units outstanding at end of period	46,337	44,455	44,478	50,990	54,077	53,253	73,870	66,757	47,279	44,951
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.86	$10.22	$10.24	$10.00	$9.95	$9.94
Value at end of period	$11.65	$10.86	$10.22	$10.24	$10.00	$9.95
Number of accumulation units outstanding at end of period	54,434	24,222	19,846	12,019	7,333	5,354
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$33.97	$33.99	$33.80	$33.26	$31.53	$33.16	$32.88	$32.39	$28.16	$29.05
Value at end of period	$32.24	$33.97	$33.99	$33.80	$33.26	$31.53	$33.16	$32.88	$32.39	$28.16
Number of accumulation units outstanding at end of period	137,408	145,550	158,910	167,944	173,122	192,386	256,966	252,470	89,023	93,201
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$12.86	$10.31	$12.81	$10.38	$9.82
Value at end of period	$15.37	$12.86	$10.31	$12.81	$10.38
Number of accumulation units outstanding at end of period	8,228	2,696	2,088	1,182	406

CFI 120

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$4.78	$3.37	$3.86	$3.55	$2.45	$3.36	$3.69	$7.65	$8.76	$9.80
Value at end of period	$2.88	$4.78	$3.37	$3.86	$3.55	$2.45	$3.36	$3.69	$7.65	$8.76
Number of accumulation units outstanding at end of period	0	135,183	182,993	169,970	106,767	124,751	119,221	90,235	4,215	1,736
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.65
Number of accumulation units outstanding at end of period	46,947
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.74	$21.77	$23.52	$20.65	$19.29	$19.79	$18.76	$16.19	$14.35	$14.64
Value at end of period	$28.34	$25.74	$21.77	$23.52	$20.65	$19.29	$19.79	$18.76	$16.19	$14.35
Number of accumulation units outstanding at end of period	81,067	85,245	99,238	103,403	119,877	149,494	252,752	275,200	256,600	258,977
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$15.01	$11.76	$12.70	$10.71	$9.65	$10.02
Value at end of period	$16.68	$15.01	$11.76	$12.70	$10.71	$9.65
Number of accumulation units outstanding at end of period	19,281	6,965	6,228	6,098	3,175	1,065
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.28	$15.20	$15.62	$14.34	$13.58	$14.43	$14.34	$15.04	$14.17	$13.76
Value at end of period	$17.66	$16.28	$15.20	$15.62	$14.34	$13.58	$14.43	$14.34	$15.04	$14.17
Number of accumulation units outstanding at end of period	105,150	104,420	105,969	109,583	124,032	132,389	180,092	206,612	196,913	148,490
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.27	$10.99	$12.14	$9.88	$9.38	$10.03
Value at end of period	$13.07	$13.27	$10.99	$12.14	$9.88	$9.38
Number of accumulation units outstanding at end of period	455,389	508,192	529,069	534,264	537,387	579,035
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2014)
Value at beginning of period	$12.81	$10.90	$11.83	$10.36	$9.77	$10.18	$10.00
Value at end of period	$14.78	$12.81	$10.90	$11.83	$10.36	$9.77	$10.18
Number of accumulation units outstanding at end of period	11,997	5,601	4,627	5,648	13,205	2,392	3,977
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during November 2017)
Value at beginning of period	$17.84	$17.07	$17.05	$17.11
Value at end of period	$18.38	$17.84	$17.07	$17.05
Number of accumulation units outstanding at end of period	0	0	0	57
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.10	$12.94	$12.83	$12.84	$12.91	$13.00	$13.09	$13.18	$13.27	$13.36
Value at end of period	$13.05	$13.10	$12.94	$12.83	$12.84	$12.91	$13.00	$13.09	$13.18	$13.27
Number of accumulation units outstanding at end of period	428,241	259,288	199,909	234,910	237,340	256,043	531,800	1,321,649	1,308,727	1,268,414
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.20	$19.69	$20.75	$17.37	$15.93	$16.27	$14.80	$11.41	$9.92	$10.02
Value at end of period	$29.34	$25.20	$19.69	$20.75	$17.37	$15.93	$16.27	$14.80	$11.41	$9.92
Number of accumulation units outstanding at end of period	461,228	503,990	535,198	556,542	608,496	666,821	832,863	969,244	672,282	788,909

CFI 121

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2019)
Value at beginning of period	$14.35	$13.81
Value at end of period	$15.10	$14.35
Number of accumulation units outstanding at end of period	120,769	103,663
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$23.92	$20.91	$21.75	$20.62	$18.12	$18.62	$18.54	$17.68	$15.61	$15.05
Value at end of period	$25.09	$23.92	$20.91	$21.75	$20.62	$18.12	$18.62	$18.54	$17.68	$15.61
Number of accumulation units outstanding at end of period	853	875	36,308	32,473	36,891	39,891	45,332	51,492	25,434	22,854
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.72	$26.11	$28.22	$22.80	$20.82	$20.79	$18.39	$13.93	$12.26	$12.35
Value at end of period	$38.82	$33.72	$26.11	$28.22	$22.80	$20.82	$20.79	$18.39	$13.93	$12.26
Number of accumulation units outstanding at end of period	571,465	610,885	631,289	641,766	686,461	710,505	766,546	788,456	216,436	275,989
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$56.86	$45.06	$52.98	$46.97	$40.03	$41.05	$37.73	$28.24	$24.16	$24.61
Value at end of period	$61.12	$56.86	$45.06	$52.98	$46.97	$40.03	$41.05	$37.73	$28.24	$24.16
Number of accumulation units outstanding at end of period	326,316	350,343	363,912	364,870	366,604	375,415	381,550	395,740	116,972	114,053
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.54	$33.52	$38.53	$35.30	$27.92	$29.05	$27.74	$19.58	$17.54	$17.80
Value at end of period	$42.43	$40.54	$33.52	$38.53	$35.30	$27.92	$29.05	$27.74	$19.58	$17.54
Number of accumulation units outstanding at end of period	163,923	167,598	171,626	172,550	175,692	188,709	199,088	207,313	48,397	61,094
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$23.12	$18.63	$20.54	$18.52
Value at end of period	$26.43	$23.12	$18.63	$20.54
Number of accumulation units outstanding at end of period	78	47	136	113
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.98	$22.90	$23.18	$22.23	$21.45	$21.48	$20.27	$20.44	$18.82	$17.62
Value at end of period	$26.74	$24.98	$22.90	$23.18	$22.23	$21.45	$21.48	$20.27	$20.44	$18.82
Number of accumulation units outstanding at end of period	239,274	232,215	236,844	264,249	291,850	298,057	190,604	214,007	116,886	130,162
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.81	$9.79	$11.43	$9.22	$9.21	$9.35	$10.01	$8.30	$7.04	$8.07
Value at end of period	$12.65	$11.81	$9.79	$11.43	$9.22	$9.21	$9.35	$10.01	$8.30	$7.04
Number of accumulation units outstanding at end of period	105,860	92,634	90,417	71,202	79,771	68,454	62,373	53,484	24,544	25,924
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$32.31	$24.50	$25.05	$19.44	$18.83	$17.83	$15.80	$12.15	$10.36	$10.32
Value at end of period	$41.99	$32.31	$24.50	$25.05	$19.44	$18.83	$17.83	$15.80	$12.15	$10.36
Number of accumulation units outstanding at end of period	346,958	355,874	354,098	362,051	362,998	381,520	448,226	281,849	208,998	230,258
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$19.37	$15.59	$17.03	$15.11	$13.36	$14.08	$12.88	$9.91	$8.70	$8.46
Value at end of period	$20.44	$19.37	$15.59	$17.03	$15.11	$13.36	$14.08	$12.88	$9.91	$8.70
Number of accumulation units outstanding at end of period	486,533	513,613	552,352	593,366	614,847	694,769	931,148	872,040	410,518	353,126
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$42.74	$33.28	$36.23	$29.16	$27.38	$27.43	$25.38	$19.36	$17.08	$17.28
Value at end of period	$59.91	$42.74	$33.28	$36.23	$29.16	$27.38	$27.43	$25.38	$19.36	$17.08
Number of accumulation units outstanding at end of period	100,494	101,289	106,104	117,498	88,037	87,632	122,812	138,207	55,483	50,269

CFI 122

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$13.16	$10.63	$13.68	$13.06
Value at end of period	$15.13	$13.16	$10.63	$13.68
Number of accumulation units outstanding at end of period	3,630	2,813	2,798	1,044
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$47.72	$35.38	$35.98	$27.60	$26.08	$24.41	$21.73	$16.58	$14.58	$14.09
Value at end of period	$65.62	$47.72	$35.38	$35.98	$27.60	$26.08	$24.41	$21.73	$16.58	$14.58
Number of accumulation units outstanding at end of period	98,493	77,339	69,822	58,148	48,061	30,467	17,778	22,596	6,759	4,496
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.59	$20.39	$21.26	$17.47	$15.86	$15.64	$13.95	$10.64	$9.27	$9.10
Value at end of period	$32.17	$26.59	$20.39	$21.26	$17.47	$15.86	$15.64	$13.95	$10.64	$9.27
Number of accumulation units outstanding at end of period	155,022	115,670	106,408	117,902	86,513	73,941	87,807	79,750	26,290	9,022
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$31.09	$24.93	$26.95	$23.97	$20.94	$21.91	$19.66	$15.06	$13.08	$13.10
Value at end of period	$31.24	$31.09	$24.93	$26.95	$23.97	$20.94	$21.91	$19.66	$15.06	$13.08
Number of accumulation units outstanding at end of period	40,114	32,685	30,052	24,726	21,856	18,178	18,005	15,267	3,647	1,868
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$42.87	$32.09	$34.15	$27.66	$26.07	$26.47	$23.99	$17.91	$15.61	$16.08
Value at end of period	$57.27	$42.87	$32.09	$34.15	$27.66	$26.07	$26.47	$23.99	$17.91	$15.61
Number of accumulation units outstanding at end of period	21,874	18,126	16,201	13,842	13,906	14,846	12,973	14,237	8,446	7,585
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.66	$19.89	$22.08	$18.85	$16.74	$17.35	$15.50	$11.63	$10.01	$10.27
Value at end of period	$29.73	$25.66	$19.89	$22.08	$18.85	$16.74	$17.35	$15.50	$11.63	$10.01
Number of accumulation units outstanding at end of period	141,274	118,187	115,997	110,287	97,150	86,841	86,313	58,517	28,337	1,933
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.61	$19.80	$22.47	$19.80	$16.46	$17.37	$16.67	$12.10	$10.50	$11.00
Value at end of period	$29.21	$24.61	$19.80	$22.47	$19.80	$16.46	$17.37	$16.67	$12.10	$10.50
Number of accumulation units outstanding at end of period	99,215	86,993	88,356	82,414	72,605	64,780	69,607	54,517	29,309	7,843
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.17	$20.17	$24.14	$20.48	$18.18	$18.48	$17.62	$12.76	$11.15	$11.14
Value at end of period	$31.59	$25.17	$20.17	$24.14	$20.48	$18.18	$18.48	$17.62	$12.76	$11.15
Number of accumulation units outstanding at end of period	70,640	70,238	71,763	74,560	69,594	63,083	61,893	59,896	30,861	20,726
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$49.50	$39.50	$47.26	$42.77	$34.60	$35.12	$33.19	$24.26	$21.34	$22.03
Value at end of period	$55.20	$49.50	$39.50	$47.26	$42.77	$34.60	$35.12	$33.19	$24.26	$21.34
Number of accumulation units outstanding at end of period	150,459	161,584	168,433	171,057	172,810	170,470	176,708	182,709	83,895	98,335
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$20.29	$17.30	$18.48	$16.14	$15.35	$15.48	$14.76	$12.78	$11.34	$11.79
Value at end of period	$22.88	$20.29	$17.30	$18.48	$16.14	$15.35	$15.48	$14.76	$12.78	$11.34
Number of accumulation units outstanding at end of period	123,658	118,726	108,657	101,646	185,507	208,258	250,266	241,044	103,163	109,927
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$22.09	$18.24	$20.04	$16.90	$16.02	$16.21	$15.44	$12.92	$11.31	$11.94
Value at end of period	$25.11	$22.09	$18.24	$20.04	$16.90	$16.02	$16.21	$15.44	$12.92	$11.31
Number of accumulation units outstanding at end of period	177,180	166,681	157,177	130,745	168,520	182,286	250,026	273,746	214,471	163,242
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.89	$18.61	$20.87	$17.34	$16.41	$16.68	$15.83	$12.92	$11.26	$11.96
Value at end of period	$26.43	$22.89	$18.61	$20.87	$17.34	$16.41	$16.68	$15.83	$12.92	$11.26
Number of accumulation units outstanding at end of period	107,988	99,331	97,426	79,150	131,690	137,831	150,313	203,644	148,985	102,906

CFI 123

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$22.33	$18.06	$20.33	$16.83	$15.92	$16.18	$15.33	$12.50	$10.89	$11.56
Value at end of period	$25.73	$22.33	$18.06	$20.33	$16.83	$15.92	$16.18	$15.33	$12.50	$10.89
Number of accumulation units outstanding at end of period	32,863	22,747	15,138	6,618	37,278	30,783	23,424	22,903	4,775	1,607
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$16.63	$14.01	$15.13	$13.27	$12.57	$12.72	$12.04	$10.49	$9.29	$9.59
Value at end of period	$18.65	$16.63	$14.01	$15.13	$13.27	$12.57	$12.72	$12.04	$10.49	$9.29
Number of accumulation units outstanding at end of period	5,445	5,323	6,191	6,099	8,744	8,146	5,241	6,220	3,906	3,971
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.72	$15.77	$16.38	$15.09	$14.55	$14.64	$13.94	$13.12	$12.03	$12.08
Value at end of period	$19.69	$17.72	$15.77	$16.38	$15.09	$14.55	$14.64	$13.94	$13.12	$12.03
Number of accumulation units outstanding at end of period	69,248	67,654	55,526	50,729	83,452	87,345	9,555	14,522	12,806	15,551
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$15.63	$13.69	$14.40	$13.15	$12.51	$12.64	$12.06	$11.09	$9.97	$10.11
Value at end of period	$17.28	$15.63	$13.69	$14.40	$13.15	$12.51	$12.64	$12.06	$11.09	$9.97
Number of accumulation units outstanding at end of period	39,314	44,098	36,631	35,707	20,064	16,496	12,888	11,340	6,856	7,419
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.35	$20.48	$21.49	$19.58	$18.66	$18.83	$17.78	$15.97	$14.32	$14.17
Value at end of period	$25.62	$23.35	$20.48	$21.49	$19.58	$18.66	$18.83	$17.78	$15.97	$14.32
Number of accumulation units outstanding at end of period	17,434	19,165	20,537	19,358	20,798	39,257	38,647	48,124	27,270	27,255
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.12	$18.96	$20.82	$17.79	$16.75	$17.07	$16.13	$13.27	$11.62	$12.06
Value at end of period	$26.27	$23.12	$18.96	$20.82	$17.79	$16.75	$17.07	$16.13	$13.27	$11.62
Number of accumulation units outstanding at end of period	64,232	66,213	73,981	85,937	96,790	124,212	122,805	133,523	65,723	75,884
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.06	$19.47	$20.87	$18.36	$17.34	$17.56	$16.57	$14.32	$12.69	$12.85
Value at end of period	$25.82	$23.06	$19.47	$20.87	$18.36	$17.34	$17.56	$16.57	$14.32	$12.69
Number of accumulation units outstanding at end of period	46,930	45,546	47,711	45,168	59,329	83,471	64,496	67,438	54,066	70,693
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.94	$12.96	$13.10	$12.78	$12.58	$12.63	$12.04	$12.44	$12.06	$11.33
Value at end of period	$14.84	$13.94	$12.96	$13.10	$12.78	$12.58	$12.63	$12.04	$12.44	$12.06
Number of accumulation units outstanding at end of period	54,978	40,491	36,388	28,145	31,409	31,447	28,150	24,950	23,312	17,353
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$34.71	$26.66	$28.15	$27.23
Value at end of period	$40.72	$34.71	$26.66	$28.15
Number of accumulation units outstanding at end of period	795	1,284	1,355	4,268
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$43.93	$33.85	$39.80	$36.07	$29.28	$30.01	$26.87	$20.60	$17.83	$18.54
Value at end of period	$45.16	$43.93	$33.85	$39.80	$36.07	$29.28	$30.01	$26.87	$20.60	$17.83
Number of accumulation units outstanding at end of period	35,924	38,520	36,879	37,430	33,738	32,654	33,049	34,280	9,944	9,845
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$53.85	$39.15	$40.19	$31.57	$30.18	$32.00	$30.88	$22.40	$18.85	$18.57
Value at end of period	$71.26	$53.85	$39.15	$40.19	$31.57	$30.18	$32.00	$30.88	$22.40	$18.85
Number of accumulation units outstanding at end of period	44,285	44,234	44,176	44,717	48,248	53,945	86,523	93,440	55,359	49,703
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.24	$13.92	$15.32	$13.93	$13.90	$14.20	$12.54	$12.15	$9.70	$10.30
Value at end of period	$16.29	$17.24	$13.92	$15.32	$13.93	$13.90	$14.20	$12.54	$12.15	$9.70
Number of accumulation units outstanding at end of period	55,641	61,077	65,078	64,531	68,680	70,487	92,973	94,758	41,230	46,097

CFI 124

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$22.21	$17.45	$19.03	$18.22	$17.60	$17.22	$13.35	$13.17	$11.48	$10.56
Value at end of period	$20.61	$22.21	$17.45	$19.03	$18.22	$17.60	$17.22	$13.35	$13.17	$11.48
Number of accumulation units outstanding at end of period	90,722	97,982	99,117	107,895	116,194	119,160	144,253	147,603	36,248	31,572
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$47.87	$36.23	$40.09	$33.21	$30.85	$30.17	$26.93	$20.13	$18.05	$19.07
Value at end of period	$57.74	$47.87	$36.23	$40.09	$33.21	$30.85	$30.17	$26.93	$20.13	$18.05
Number of accumulation units outstanding at end of period	7,136	6,736	7,407	9,368	12,747	14,005	13,156	12,904	5,900	4,961
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.90	$17.51	$21.44	$19.46	$15.84	$16.44	$15.87	$11.42	$10.07	$10.42
Value at end of period	$22.73	$20.90	$17.51	$21.44	$19.46	$15.84	$16.44	$15.87	$11.42	$10.07
Number of accumulation units outstanding at end of period	7,905	7,647	8,495	9,407	8,586	12,117	11,420	11,963	9,350	7,240
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$30.20	$24.29	$27.92	$23.89	$20.42	$21.87	$20.18	$15.06	$12.78	$13.14
Value at end of period	$29.85	$30.20	$24.29	$27.92	$23.89	$20.42	$21.87	$20.18	$15.06	$12.78
Number of accumulation units outstanding at end of period	86,867	90,218	86,944	86,144	97,031	100,894	107,980	112,213	28,121	31,389
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.81	$20.80	$23.14	$21.01	$18.35	$19.38	$17.44	$14.43	$12.89	$13.12
Value at end of period	$27.09	$24.81	$20.80	$23.14	$21.01	$18.35	$19.38	$17.44	$14.43	$12.89
Number of accumulation units outstanding at end of period	193,866	206,607	241,916	263,353	288,486	310,878	433,743	397,267	288,766	260,079
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.68	$21.54	$25.11	$22.20	$18.64	$19.34	$17.68	$13.30	$11.69	$12.04
Value at end of period	$27.27	$26.68	$21.54	$25.11	$22.20	$18.64	$19.34	$17.68	$13.30	$11.69
Number of accumulation units outstanding at end of period	48,301	42,384	39,357	42,666	40,429	38,123	41,644	56,304	27,482	18,009
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$30.58	$23.37	$27.11	$20.00	$20.10	$19.43	$19.75	$15.15	$12.95	$14.19
Value at end of period	$38.81	$30.58	$23.37	$27.11	$20.00	$20.10	$19.43	$19.75	$15.15	$12.95
Number of accumulation units outstanding at end of period	419,158	435,854	452,251	477,957	508,596	544,842	674,120	742,252	502,601	502,985
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.86	$24.36	$29.47	$20.75	$18.50	$22.12	$22.08	$23.59	$19.94	$24.57
Value at end of period	$42.20	$31.86	$24.36	$29.47	$20.75	$18.50	$22.12	$22.08	$23.59	$19.94
Number of accumulation units outstanding at end of period	29,769	32,791	32,523	39,334	24,356	25,552	28,008	30,651	16,674	18,096
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$44.43	$35.45	$40.66	$36.00	$31.61	$32.83	$28.75	$22.01	$18.47	$18.26
Value at end of period	$44.24	$44.43	$35.45	$40.66	$36.00	$31.61	$32.83	$28.75	$22.01	$18.47
Number of accumulation units outstanding at end of period	44,661	45,051	49,946	51,983	51,077	50,177	74,880	74,177	38,752	26,612
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$35.95	$28.64	$32.23	$28.09	$23.26	$24.32	$22.61	$16.38	$13.90	$14.19
Value at end of period	$41.51	$35.95	$28.64	$32.23	$28.09	$23.26	$24.32	$22.61	$16.38	$13.90
Number of accumulation units outstanding at end of period	89,421	85,138	80,414	77,414	62,130	58,917	46,008	36,808	2,378	2,063
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$34.63	$28.04	$28.09	$24.58	$22.91	$21.93	$19.69	$16.22	$14.27	$13.97
Value at end of period	$40.57	$34.63	$28.04	$28.09	$24.58	$22.91	$21.93	$19.69	$16.22	$14.27
Number of accumulation units outstanding at end of period	1,823,577	1,676,357	1,504,496	1,509,200	1,346,614	1,267,507	1,265,960	1,138,267	213,828	204,331
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$41.06	$30.14	$31.36	$25.30	$23.72	$23.42	$21.58	$15.71	$13.94	$14.58
Value at end of period	$53.75	$41.06	$30.14	$31.36	$25.30	$23.72	$23.42	$21.58	$15.71	$13.94
Number of accumulation units outstanding at end of period	185,593	194,536	186,479	196,762	218,223	224,041	258,499	295,574	251,521	285,785

CFI 125

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$37.56	$29.92	$33.23	$28.79	$24.41	$26.40	$24.74	$19.21	$16.50	$16.76
Value at end of period	$37.65	$37.56	$29.92	$33.23	$28.79	$24.41	$26.40	$24.74	$19.21	$16.50
Number of accumulation units outstanding at end of period	61,144	62,331	66,920	68,095	69,742	76,035	82,927	81,912	28,746	38,154
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$51.09	$39.32	$40.04	$30.18	$29.94	$27.21	$25.21	$18.23	$15.44	$15.72
Value at end of period	$69.34	$51.09	$39.32	$40.04	$30.18	$29.94	$27.21	$25.21	$18.23	$15.44
Number of accumulation units outstanding at end of period	345,453	359,665	370,543	378,491	384,046	405,177	417,752	440,322	148,606	168,572
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.27	$17.57	$20.60	$16.22	$16.03	$16.30	$16.60	$14.62	$12.40	$14.24
Value at end of period	$25.31	$22.27	$17.57	$20.60	$16.22	$16.03	$16.30	$16.60	$14.62	$12.40
Number of accumulation units outstanding at end of period	12,393	11,323	12,275	12,116	11,329	12,265	19,067	18,551	9,100	9,507
WANGER INTERNATIONAL
Value at beginning of period	$16.77	$12.99	$15.90	$12.04	$12.30	$12.38	$13.04	$10.73	$8.89	$10.48
Value at end of period	$19.04	$16.77	$12.99	$15.90	$12.04	$12.30	$12.38	$13.04	$10.73	$8.89
Number of accumulation units outstanding at end of period	57,338	60,737	67,085	69,303	72,696	72,684	66,320	62,585	13,307	13,934
WANGER SELECT
Value at beginning of period	$35.26	$27.46	$31.57	$25.10	$22.30	$22.40	$21.87	$16.36	$13.91	$17.02
Value at end of period	$44.34	$35.26	$27.46	$31.57	$25.10	$22.30	$22.40	$21.87	$16.36	$13.91
Number of accumulation units outstanding at end of period	42,953	40,603	46,539	47,988	49,881	57,828	82,153	106,413	49,537	43,282
WANGER USA
Value at beginning of period	$39.66	$30.46	$31.13	$26.22	$23.22	$23.53	$22.61	$17.03	$14.29	$14.91
Value at end of period	$48.93	$39.66	$30.46	$31.13	$26.22	$23.22	$23.53	$22.61	$17.03	$14.29
Number of accumulation units outstanding at end of period	31,381	33,445	35,945	34,765	35,090	51,876	54,790	55,315	25,798	26,400
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$55.79	$43.88	$51.22	$46.44	$36.29	$38.28	$35.91	$26.19	$23.25	$23.93
Value at end of period	$56.04	$55.79	$43.88	$51.22	$46.44	$36.29	$38.28	$35.91	$26.19	$23.25
Number of accumulation units outstanding at end of period	50,122	50,317	54,402	56,619	61,629	66,895	101,758	105,532	68,755	69,375

TABLE 17
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$35.61	$26.79	$27.46	$21.71	$21.44	$21.08	$20.27	$15.16	$13.29	$14.13
Value at end of period	$47.99	$35.61	$26.79	$27.46	$21.71	$21.44	$21.08	$20.27	$15.16	$13.29
Number of accumulation units outstanding at end of period	984	954	946	896	1,049	1,023	5,567	7,843	5,128	6,117
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$29.88	$22.62	$22.25	$17.38	$16.27	$16.46	$14.55	$11.93	$10.81	$11.10
Value at end of period	$39.40	$29.88	$22.62	$22.25	$17.38	$16.27	$16.46	$14.55	$11.93	$10.81
Number of accumulation units outstanding at end of period	6,695	7,417	7,717	18,352	19,724	24,916	286,929	274,023	265,380	231,386
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$25.11	$20.20	$21.47	$17.78	$16.38	$16.99	$15.69	$12.18	$11.20	$11.07
Value at end of period	$28.40	$25.11	$20.20	$21.47	$17.78	$16.38	$16.99	$15.69	$12.18	$11.20
Number of accumulation units outstanding at end of period	14,727	15,976	17,118	18,330	19,671	21,815	772,668	722,425	672,447	536,141

CFI 126

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN CENTURY INVESTMENTS® DISCIPLINED CORE VALUE FUND (A CLASS)
(Funds were first received in this option during March 2012)
Value at beginning of period	$78.16	$63.65	$69.04	$57.82	$51.42	$55.06	$49.43	$36.79	$34.80
Value at end of period	$86.58	$78.16	$63.65	$69.04	$57.82	$51.42	$55.06	$49.43	$36.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	5	5	5
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$13.12	$12.25	$12.66	$12.38	$11.91	$12.26	$12.03	$13.34	$12.60	$11.23
Value at end of period	$14.36	$13.12	$12.25	$12.66	$12.38	$11.91	$12.26	$12.03	$13.34	$12.60
Number of accumulation units outstanding at end of period	12,082	11,582	15,108	11,836	11,503	10,711	113,309	117,915	177,327	142,894
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2015)
Value at beginning of period	$12.03	$10.33	$11.20	$9.89	$9.32	$9.95
Value at end of period	$12.33	$12.03	$10.33	$11.20	$9.89	$9.32
Number of accumulation units outstanding at end of period	9,369	7,029	6,023	4,589	2,195	2,015
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$24.03	$18.98	$20.49	$16.74	$15.00	$14.62	$13.53	$10.37	$8.92	$9.16
Value at end of period	$27.41	$24.03	$18.98	$20.49	$16.74	$15.00	$14.62	$13.53	$10.37	$8.92
Number of accumulation units outstanding at end of period	10,891	11,257	12,275	11,315	14,006	13,952	238,499	212,435	203,477	204,466
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$21.64	$16.67	$18.60	$14.77	$14.07	$13.81	$13.67	$10.65	$8.79	$10.34
Value at end of period	$29.53	$21.64	$16.67	$18.60	$14.77	$14.07	$13.81	$13.67	$10.65	$8.79
Number of accumulation units outstanding at end of period	15,081	15,879	16,318	17,575	17,709	18,551	50,869	45,388	29,360	31,236
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.24	$12.35	$12.46	$12.16	$11.93	$11.99	$11.44	$11.76	$11.19	$10.59
Value at end of period	$14.55	$13.24	$12.35	$12.46	$12.16	$11.93	$11.99	$11.44	$11.76	$11.19
Number of accumulation units outstanding at end of period	12,315	11,448	11,386	4,247	2,077	1,857	11,887	19,681	46,064	43,442
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$37.64	$29.61	$30.74	$24.56	$22.82	$21.83	$20.13	$15.16	$12.67	$13.41
Value at end of period	$51.48	$37.64	$29.61	$30.74	$24.56	$22.82	$21.83	$20.13	$15.16	$12.67
Number of accumulation units outstanding at end of period	365,708	378,202	445,243	446,527	437,095	432,227	1,244,128	1,216,034	1,208,645	1,226,026
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$32.33	$25.96	$26.96	$22.62	$20.10	$20.30	$18.40	$14.06	$12.60	$11.86
Value at end of period	$34.56	$32.33	$25.96	$26.96	$22.62	$20.10	$20.30	$18.40	$14.06	$12.60
Number of accumulation units outstanding at end of period	66,748	73,606	81,659	82,596	69,675	64,484	198,070	195,471	173,359	161,192
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$22.09	$19.28	$23.86	$21.55	$17.50	$19.68	$18.07	$12.60	$10.90	$11.75
Value at end of period	$22.78	$22.09	$19.28	$23.86	$21.55	$17.50	$19.68	$18.07	$12.60	$10.90
Number of accumulation units outstanding at end of period	1,126	1,207	2,591	18,406	18,422	18,472	116,506	71,374	5,915	5,735
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$38.15	$30.83	$35.98	$31.28	$27.27	$28.65	$26.02	$18.12	$15.17	$17.24
Value at end of period	$41.66	$38.15	$30.83	$35.98	$31.28	$27.27	$28.65	$26.02	$18.12	$15.17
Number of accumulation units outstanding at end of period	939	2,003	2,203	2,209	1,668	2,417	30,091	33,253	7,337	2,131
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.88	$11.61	$13.12	$10.09	$11.25	$11.79	$12.00	$9.65	$7.76	$8.43
Value at end of period	$15.89	$14.88	$11.61	$13.12	$10.09	$11.25	$11.79	$12.00	$9.65	$7.76
Number of accumulation units outstanding at end of period	2,184	10,404	10,350	11,048	12,339	11,906	30,173	25,069	5,587	3,213

CFI 127

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$14.56	$11.50	$12.17	$10.49	$9.17	$9.98
Value at end of period	$15.38	$14.56	$11.50	$12.17	$10.49	$9.17
Number of accumulation units outstanding at end of period	116	337	261	261	92	56
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.53	$12.49	$11.65	$9.41	$10.09	$10.51
Value at end of period	$18.41	$15.53	$12.49	$11.65	$9.41	$10.09
Number of accumulation units outstanding at end of period	13,786	13,964	13,536	19,014	5,872	2,027
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.54	$20.69	$21.41	$19.26	$17.99	$18.54	$17.04	$14.55	$13.26	$12.78
Value at end of period	$29.22	$25.54	$20.69	$21.41	$19.26	$17.99	$18.54	$17.04	$14.55	$13.26
Number of accumulation units outstanding at end of period	12,912	14,276	28,982	29,388	17,751	18,231	27,432	33,193	32,880	38,898
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$20.98	$15.90	$16.73	$15.74	$15.01	$14.40	$11.15	$10.90	$9.49	$8.80
Value at end of period	$20.22	$20.98	$15.90	$16.73	$15.74	$15.01	$14.40	$11.15	$10.90	$9.49
Number of accumulation units outstanding at end of period	3,661	5,214	3,241	3,833	3,188	2,842	7,804	1,589	5,113	4,235
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.99	$9.28	$10.62
Value at end of period	$12.58	$11.99	$9.28
Number of accumulation units outstanding at end of period	20,464	20,347	20,339
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$21.44	$16.45	$19.16	$17.03	$15.06	$16.00	$14.39	$10.73	$9.28	$9.77
Value at end of period	$22.66	$21.44	$16.45	$19.16	$17.03	$15.06	$16.00	$14.39	$10.73	$9.28
Number of accumulation units outstanding at end of period	1,357	3,357	3,286	3,272	4,519	5,034	23,136	15,361	9,479	6,347
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2014)
Value at beginning of period	$17.55	$13.83	$16.91	$15.25	$11.73	$12.63	$12.57
Value at end of period	$17.16	$17.55	$13.83	$16.91	$15.25	$11.73	$12.63
Number of accumulation units outstanding at end of period	281	219	235	283	187	91	7,669
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$51.24	$39.23	$42.22	$34.90	$32.56	$32.59	$29.33	$22.51	$19.48	$20.13
Value at end of period	$66.40	$51.24	$39.23	$42.22	$34.90	$32.56	$32.59	$29.33	$22.51	$19.48
Number of accumulation units outstanding at end of period	301,533	316,117	358,957	390,399	390,873	402,272	1,055,352	1,060,903	1,050,981	1,137,377
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.82	$24.37	$26.77	$23.89	$20.40	$21.40	$19.83	$15.59	$13.39	$13.36
Value at end of period	$32.64	$30.82	$24.37	$26.77	$23.89	$20.40	$21.40	$19.83	$15.59	$13.39
Number of accumulation units outstanding at end of period	21,861	27,612	52,937	68,801	46,753	47,651	195,813	189,653	178,597	259,928
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.39	$31.05	$31.34	$23.36	$23.35	$21.95	$19.87	$14.69	$12.90	$12.97
Value at end of period	$59.11	$41.39	$31.05	$31.34	$23.36	$23.35	$21.95	$19.87	$14.69	$12.90
Number of accumulation units outstanding at end of period	29,856	37,790	49,966	66,116	65,614	68,796	165,734	162,846	149,595	241,559
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.11	$16.65	$19.69	$15.22	$16.16	$15.71	$17.22	$13.30	$11.10	$13.50
Value at end of period	$24.22	$21.11	$16.65	$19.69	$15.22	$16.16	$15.71	$17.22	$13.30	$11.10
Number of accumulation units outstanding at end of period	1,343	1,476	1,473	9,527	11,575	12,447	38,466	37,863	22,209	42,893

CFI 128

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$42.24	$33.68	$38.96	$35.47	$27.45	$29.86	$29.92	$22.12	$18.83	$19.71
Value at end of period	$44.10	$42.24	$33.68	$38.96	$35.47	$27.45	$29.86	$29.92	$22.12	$18.83
Number of accumulation units outstanding at end of period	16,373	18,164	21,566	24,010	21,729	23,188	104,497	111,018	113,547	188,458
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$102.78	$83.52	$95.78	$71.60	$67.49	$79.12	$83.74	$77.87	$64.92	$79.86
Value at end of period	$119.58	$102.78	$83.52	$95.78	$71.60	$67.49	$79.12	$83.74	$77.87	$64.92
Number of accumulation units outstanding at end of period	9,213	10,638	11,935	15,382	15,242	16,605	104,745	95,148	89,806	62,433
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.02
Number of accumulation units outstanding at end of period	118
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$24.50	$19.62	$22.46	$19.67	$17.69	$18.63	$17.96	$14.01	$12.79	$13.74
Value at end of period	$14.27	$24.50	$19.62	$22.46	$19.67	$17.69	$18.63	$17.96	$14.01	$12.79
Number of accumulation units outstanding at end of period	0	100	77	1,082	1,091	1,019	1,048	1,030	1,659	1,408
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$33.17	$26.43	$29.69	$26.21	$22.37	$23.95	$21.55	$15.40	$13.15	$13.55
Value at end of period	$39.49	$33.17	$26.43	$29.69	$26.21	$22.37	$23.95	$21.55	$15.40	$13.15
Number of accumulation units outstanding at end of period	63,018	63,930	66,721	63,417	58,488	54,922	58,157	51,182	37,454	26,613
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$93.73	$69.05	$72.19	$57.12	$56.27	$53.99	$50.16	$36.06	$37.18
Value at end of period	$132.43	$93.73	$69.05	$72.19	$57.12	$56.27	$53.99	$50.16	$36.06
Number of accumulation units outstanding at end of period	3,200	2,582	3,328	3,809	3,079	3,412	11,032	10,921	10,172
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$21.78	$17.01	$18.92	$16.84	$15.39	$16.45	$15.33	$11.95	$10.57	$10.66
Value at end of period	$24.61	$21.78	$17.01	$18.92	$16.84	$15.39	$16.45	$15.33	$11.95	$10.57
Number of accumulation units outstanding at end of period	6,456	9,414	15,371	17,289	12,136	14,292	31,736	32,275	33,916	50,550
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during March 2015)
Value at beginning of period	$19.53	$13.10	$13.91	$10.55	$10.45	$11.54
Value at end of period	$26.37	$19.53	$13.10	$13.91	$10.55	$10.45
Number of accumulation units outstanding at end of period	6,407	7,323	5,904	5,910	3,418	2,041
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$48.42	$39.79	$39.82	$33.88	$32.63	$32.67	$30.34	$25.44	$22.56	$22.36
Value at end of period	$54.93	$48.42	$39.79	$39.82	$33.88	$32.63	$32.67	$30.34	$25.44	$22.56
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$62.56	$46.52	$47.07	$37.22	$33.37	$32.32	$28.94	$22.03	$18.92	$19.34
Value at end of period	$74.18	$62.56	$46.52	$47.07	$37.22	$33.37	$32.32	$28.94	$22.03	$18.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.12	$24.02	$24.44	$23.77	$23.37	$23.49	$22.56	$22.76	$21.16	$19.98
Value at end of period	$28.64	$26.12	$24.02	$24.44	$23.77	$23.37	$23.49	$22.56	$22.76	$21.16
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 129

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$23.94	$18.69	$20.22	$16.04	$15.83	$16.33	$15.31	$12.01	$10.08	$11.77
Value at end of period	$28.53	$23.94	$18.69	$20.22	$16.04	$15.83	$16.33	$15.31	$12.01	$10.08
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during July 2019)
Value at beginning of period	$12.08	$11.56
Value at end of period	$13.00	$12.08
Number of accumulation units outstanding at end of period	340	291
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.84	$19.25	$23.30	$21.39	$17.08	$17.85	$17.12	$12.72	$11.04	$11.33
Value at end of period	$24.12	$23.84	$19.25	$23.30	$21.39	$17.08	$17.85	$17.12	$12.72	$11.04
Number of accumulation units outstanding at end of period	2,440	3,914	3,863	5,311	7,429	8,212	54,372	54,235	49,309	25,922
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$26.77	$21.99	$26.08	$24.59	$21.29	$22.29	$20.14	$15.57	$13.69	$14.37
Value at end of period	$27.23	$26.77	$21.99	$26.08	$24.59	$21.29	$22.29	$20.14	$15.57	$13.69
Number of accumulation units outstanding at end of period	19,584	23,815	30,533	35,213	33,286	34,657	58,633	61,372	65,520	70,963
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during February 2017)
Value at beginning of period	$10.80	$10.33	$10.28	$10.18
Value at end of period	$11.03	$10.80	$10.33	$10.28
Number of accumulation units outstanding at end of period	6,114	6,053	5,329	1,477
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.31	$10.46	$10.55	$10.31	$10.15	$10.23	$9.74	$9.85
Value at end of period	$12.22	$11.31	$10.46	$10.55	$10.31	$10.15	$10.23	$9.74
Number of accumulation units outstanding at end of period	35,573	33,107	33,299	33,734	22,602	11,062	90,405	71,190
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$25.46	$20.42	$21.88	$18.62	$17.07	$17.30	$15.80	$11.54	$10.49	$10.91
Value at end of period	$30.12	$25.46	$20.42	$21.88	$18.62	$17.07	$17.30	$15.80	$11.54	$10.49
Number of accumulation units outstanding at end of period	14,764	17,094	17,382	15,348	18,453	19,620	33,995	46,920	25,138	22,037
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$21.96	$18.31	$19.24	$17.13	$16.31	$16.52	$15.41	$13.34	$12.08	$12.40
Value at end of period	$25.34	$21.96	$18.31	$19.24	$17.13	$16.31	$16.52	$15.41	$13.34	$12.08
Number of accumulation units outstanding at end of period	52,948	52,976	55,159	53,606	51,610	47,530	124,988	124,015	128,101	118,829
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$5.94	$5.34	$6.27	$6.17	$5.43	$7.31
Value at end of period	$5.94	$5.94	$5.34	$6.27	$6.17	$5.43
Number of accumulation units outstanding at end of period	1,055	767	529	326	172	142
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.73	$15.54	$16.01	$15.56	$14.91	$15.44	$15.09	$16.74	$15.51	$14.00
Value at end of period	$18.55	$16.73	$15.54	$16.01	$15.56	$14.91	$15.44	$15.09	$16.74	$15.51
Number of accumulation units outstanding at end of period	51,809	52,450	68,647	70,134	50,580	48,657	549,826	589,489	1,194,201	1,010,347
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$22.78	$20.06	$20.90	$19.63	$17.32	$18.16	$18.28	$16.44	$14.27	$14.63
Value at end of period	$23.17	$22.78	$20.06	$20.90	$19.63	$17.32	$18.16	$18.28	$16.44	$14.27
Number of accumulation units outstanding at end of period	2,690	5,195	5,863	9,147	9,771	12,499	45,714	45,468	41,748	37,999

CFI 130

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.83	$10.20	$10.22	$9.99	$9.95	$9.97
Value at end of period	$11.62	$10.83	$10.20	$10.22	$9.99	$9.95
Number of accumulation units outstanding at end of period	9,328	6,543	7,071	6,726	6,765	10
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$33.66	$33.70	$33.53	$33.00	$31.30	$32.94	$32.67	$32.20	$28.02	$28.91
Value at end of period	$31.93	$33.66	$33.70	$33.53	$33.00	$31.30	$32.94	$32.67	$32.20	$28.02
Number of accumulation units outstanding at end of period	123,133	128,855	146,861	147,599	144,474	145,754	814,792	880,016	893,765	891,261
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during August 2017)
Value at beginning of period	$12.84	$10.30	$12.80	$12.03
Value at end of period	$15.33	$12.84	$10.30	$12.80
Number of accumulation units outstanding at end of period	0	0	194	247
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$4.75	$3.36	$3.85	$3.54	$2.44	$3.35	$3.69	$7.65	$8.76	$9.81
Value at end of period	$2.86	$4.75	$3.36	$3.85	$3.54	$2.44	$3.35	$3.69	$7.65	$8.76
Number of accumulation units outstanding at end of period	0	16,514	19,270	26,698	29,258	25,694	135,590	178,020	48,427	48,109
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.64
Number of accumulation units outstanding at end of period	6,356
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.47	$21.54	$23.30	$20.46	$19.12	$19.63	$18.62	$16.07	$14.25	$14.55
Value at end of period	$28.02	$25.47	$21.54	$23.30	$20.46	$19.12	$19.63	$18.62	$16.07	$14.25
Number of accumulation units outstanding at end of period	39,092	42,458	50,826	72,373	84,647	84,515	196,584	200,840	204,913	254,305
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2016)
Value at beginning of period	$14.98	$11.73	$12.68	$10.70	$9.92
Value at end of period	$16.63	$14.98	$11.73	$12.68	$10.70
Number of accumulation units outstanding at end of period	901	778	534	3,476	3,264
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.31	$15.23	$15.66	$14.38	$13.63	$14.23	$14.27	$14.98	$14.11	$13.71
Value at end of period	$17.68	$16.31	$15.23	$15.66	$14.38	$13.63	$14.23	$14.27	$14.98	$14.11
Number of accumulation units outstanding at end of period	77,379	75,052	86,968	90,884	9,826	13,730	181,252	189,290	218,685	311,904
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.24	$10.96	$12.12	$9.87	$9.38	$10.02
Value at end of period	$13.03	$13.24	$10.96	$12.12	$9.87	$9.38
Number of accumulation units outstanding at end of period	31,200	51,881	59,562	72,530	72,293	73,288
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$12.78	$10.88	$11.81	$10.35	$9.76	$10.18	$10.38
Value at end of period	$14.73	$12.78	$10.88	$11.81	$10.35	$9.76	$10.18
Number of accumulation units outstanding at end of period	1,352	1,350	3	0	0	0	5,980

CFI 131

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$17.67	$16.93	$16.91	$16.78	$16.64	$16.50	$15.84	$16.26	$15.92	$14.93
Value at end of period	$18.20	$17.67	$16.93	$16.91	$16.78	$16.64	$16.50	$15.84	$16.26	$15.92
Number of accumulation units outstanding at end of period	1,012	590	366	173	451	451	451	451	451	451
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.96	$12.81	$12.70	$12.72	$12.80	$12.89	$12.99	$13.08	$13.18	$13.27
Value at end of period	$12.90	$12.96	$12.81	$12.70	$12.72	$12.80	$12.89	$12.99	$13.08	$13.18
Number of accumulation units outstanding at end of period	223,180	149,888	185,795	233,202	219,648	172,433	845,955	1,031,911	867,098	935,309
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.93	$19.49	$20.55	$17.20	$15.79	$16.14	$14.69	$11.33	$9.86	$9.96
Value at end of period	$29.01	$24.93	$19.49	$20.55	$17.20	$15.79	$16.14	$14.69	$11.33	$9.86
Number of accumulation units outstanding at end of period	168,408	185,516	204,243	295,775	349,615	365,163	902,648	1,007,360	899,589	1,303,429
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.29	$13.86
Value at end of period	$15.04	$14.29
Number of accumulation units outstanding at end of period	27,300	40,652
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$23.74	$20.76	$21.61	$20.50	$18.03	$18.53	$18.46	$17.61	$15.56	$15.01
Value at end of period	$24.89	$23.74	$20.76	$21.61	$20.50	$18.03	$18.53	$18.46	$17.61	$15.56
Number of accumulation units outstanding at end of period	0	0	17,819	20,390	22,641	17,759	39,796	36,530	27,640	23,504
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.36	$25.84	$27.94	$22.59	$20.64	$20.62	$18.25	$13.83	$12.17	$12.28
Value at end of period	$38.38	$33.36	$25.84	$27.94	$22.59	$20.64	$20.62	$18.25	$13.83	$12.17
Number of accumulation units outstanding at end of period	135,698	128,755	164,234	139,439	119,863	131,443	346,164	354,249	368,821	470,982
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$56.25	$44.60	$52.46	$46.53	$39.68	$40.71	$37.44	$28.03	$24.00	$24.46
Value at end of period	$60.44	$56.25	$44.60	$52.46	$46.53	$39.68	$40.71	$37.44	$28.03	$24.00
Number of accumulation units outstanding at end of period	18,925	23,503	31,119	47,338	47,097	52,179	152,402	166,699	182,364	244,990
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.11	$33.17	$38.15	$34.97	$27.67	$28.81	$27.53	$19.44	$17.42	$17.69
Value at end of period	$41.95	$40.11	$33.17	$38.15	$34.97	$27.67	$28.81	$27.53	$19.44	$17.42
Number of accumulation units outstanding at end of period	10,810	13,174	20,018	27,917	22,785	23,826	69,853	76,663	78,285	117,831
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$23.91	$20.34	$21.61	$19.00	$17.91	$18.32	$17.47	$15.04	$13.40	$13.71
Value at end of period	$26.78	$23.91	$20.34	$21.61	$19.00	$17.91	$18.32	$17.47	$15.04	$13.40
Number of accumulation units outstanding at end of period	1,703	1,704	1,866	1,975	5,283	5,769	68,801	45,846	3,559	2,777
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$27.10	$22.32	$24.21	$20.60	$19.26	$19.73	$18.77	$15.50	$13.57	$14.13
Value at end of period	$30.70	$27.10	$22.32	$24.21	$20.60	$19.26	$19.73	$18.77	$15.50	$13.57
Number of accumulation units outstanding at end of period	2,179	2,180	2,179	2,189	4,865	3,256	4,275	3,518	2,029	1,529
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$28.94	$23.41	$25.76	$21.59	$20.13	$20.67	$19.65	$15.95	$13.87	$14.57
Value at end of period	$33.18	$28.94	$23.41	$25.76	$21.59	$20.13	$20.67	$19.65	$15.95	$13.87
Number of accumulation units outstanding at end of period	524	524	524	664	686	640	7,920	1,364	452	248
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.01	$18.55	$20.47	$17.09	$15.96	$16.40	$15.54	$13.90
Value at end of period	$26.29	$23.01	$18.55	$20.47	$17.09	$15.96	$16.40	$15.54
Number of accumulation units outstanding at end of period	0	0	0	408	324	110	270	104

CFI 132

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2014)
Value at beginning of period	$18.16	$16.21	$16.88	$15.60	$14.97	$15.25	$15.17
Value at end of period	$20.02	$18.16	$16.21	$16.88	$15.60	$14.97	$15.25
Number of accumulation units outstanding at end of period	1,131	2,723	2,779	2,779	2,778	2,840	1,121
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.71	$22.66	$22.96	$22.02	$21.27	$21.30	$20.12	$20.29	$18.69	$17.51
Value at end of period	$26.44	$24.71	$22.66	$22.96	$22.02	$21.27	$21.30	$20.12	$20.29	$18.69
Number of accumulation units outstanding at end of period	368,175	380,828	396,778	417,760	379,198	377,152	299,860	258,838	335,835	349,205
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.74	$9.74	$11.38	$9.18	$9.17	$9.32	$9.98	$8.28	$7.03	$8.06
Value at end of period	$12.57	$11.74	$9.74	$11.38	$9.18	$9.17	$9.32	$9.98	$8.28	$7.03
Number of accumulation units outstanding at end of period	14,638	14,335	28,124	34,858	10,359	10,385	41,233	49,620	53,917	94,695
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$32.16	$24.40	$24.96	$19.38	$18.78	$17.79	$15.77	$12.14	$10.35	$10.32
Value at end of period	$41.78	$32.16	$24.40	$24.96	$19.38	$18.78	$17.79	$15.77	$12.14	$10.35
Number of accumulation units outstanding at end of period	69,783	72,023	102,745	140,026	116,738	110,693	338,347	219,949	243,452	254,191
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$19.24	$15.49	$16.93	$15.02	$13.29	$14.02	$12.83	$9.88	$8.67	$8.44
Value at end of period	$20.29	$19.24	$15.49	$16.93	$15.02	$13.29	$14.02	$12.83	$9.88	$8.67
Number of accumulation units outstanding at end of period	250,014	285,019	311,367	330,487	336,698	344,101	1,122,350	979,777	759,324	837,575
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$42.35	$32.99	$35.93	$28.94	$27.18	$27.24	$25.22	$19.25	$16.99	$17.20
Value at end of period	$59.33	$42.35	$32.99	$35.93	$28.94	$27.18	$27.24	$25.22	$19.25	$16.99
Number of accumulation units outstanding at end of period	147,814	149,122	156,770	152,209	32,020	29,958	312,500	337,918	252,066	149,790
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during September 2017)
Value at beginning of period	$13.13	$10.61	$13.67	$12.59
Value at end of period	$15.09	$13.13	$10.61	$13.67
Number of accumulation units outstanding at end of period	703	39	2,313	2,588
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$47.47	$35.21	$35.82	$27.49	$25.99	$24.34	$21.68	$16.55	$14.56	$14.08
Value at end of period	$65.24	$47.47	$35.21	$35.82	$27.49	$25.99	$24.34	$21.68	$16.55	$14.56
Number of accumulation units outstanding at end of period	18,376	19,316	18,828	17,449	16,832	9,757	27,967	12,182	8,934	2,752
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.43	$20.28	$21.16	$17.39	$15.80	$15.59	$13.91	$10.61	$9.25	$9.09
Value at end of period	$31.97	$26.43	$20.28	$21.16	$17.39	$15.80	$15.59	$13.91	$10.61	$9.25
Number of accumulation units outstanding at end of period	11,143	10,690	11,826	21,813	20,813	12,406	86,384	59,841	60,057	37,050
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$30.93	$24.81	$26.83	$23.88	$20.87	$21.85	$19.62	$15.03	$13.06	$13.09
Value at end of period	$31.06	$30.93	$24.81	$26.83	$23.88	$20.87	$21.85	$19.62	$15.03	$13.06
Number of accumulation units outstanding at end of period	1,758	3,030	2,836	3,699	3,246	1,547	2,057	1,407	2,270	2,364
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$42.65	$31.94	$34.01	$27.55	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06
Value at end of period	$56.94	$42.65	$31.94	$34.01	$27.55	$25.99	$26.39	$23.93	$17.88	$15.59
Number of accumulation units outstanding at end of period	1,324	2,361	3,410	1,761	1,553	1,116	2,930	4,801	4,838	3,857
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.52	$19.78	$21.98	$18.77	$16.68	$17.29	$15.46	$11.60	$9.99	$10.26
Value at end of period	$29.55	$25.52	$19.78	$21.98	$18.77	$16.68	$17.29	$15.46	$11.60	$9.99
Number of accumulation units outstanding at end of period	13,796	28,132	30,618	31,059	34,039	32,464	57,538	20,155	13,728	14,155

CFI 133

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.46	$19.69	$22.36	$19.72	$16.40	$17.31	$16.62	$12.07	$10.48	$10.99
Value at end of period	$29.03	$24.46	$19.69	$22.36	$19.72	$16.40	$17.31	$16.62	$12.07	$10.48
Number of accumulation units outstanding at end of period	10,084	9,725	8,655	8,810	11,813	11,020	31,750	18,079	11,038	9,278
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.94	$19.99	$23.94	$20.32	$18.05	$18.36	$17.51	$12.69	$11.10	$11.09
Value at end of period	$31.28	$24.94	$19.99	$23.94	$20.32	$18.05	$18.36	$17.51	$12.69	$11.10
Number of accumulation units outstanding at end of period	11,631	13,055	14,949	16,063	17,089	15,109	45,936	49,736	26,721	16,464
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$48.97	$39.09	$46.80	$42.37	$34.29	$34.83	$32.93	$24.09	$21.19	$21.90
Value at end of period	$54.58	$48.97	$39.09	$46.80	$42.37	$34.29	$34.83	$32.93	$24.09	$21.19
Number of accumulation units outstanding at end of period	16,748	21,558	24,058	30,206	32,400	34,848	99,038	104,612	112,565	174,448
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$20.15	$17.18	$18.37	$16.05	$15.27	$15.40	$14.70	$12.73	$11.31	$11.75
Value at end of period	$22.70	$20.15	$17.18	$18.37	$16.05	$15.27	$15.40	$14.70	$12.73	$11.31
Number of accumulation units outstanding at end of period	706,278	693,078	794,057	813,345	702,130	632,105	727,633	670,242	588,845	475,412
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.93	$18.12	$19.92	$16.80	$15.93	$16.13	$15.38	$12.87	$11.27	$11.90
Value at end of period	$24.91	$21.93	$18.12	$19.92	$16.80	$15.93	$16.13	$15.38	$12.87	$11.27
Number of accumulation units outstanding at end of period	938,956	897,933	895,845	856,946	793,818	732,711	694,048	615,481	512,748	417,112
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.72	$18.48	$20.74	$17.23	$16.32	$16.60	$15.76	$12.87	$11.23	$11.92
Value at end of period	$26.23	$22.72	$18.48	$20.74	$17.23	$16.32	$16.60	$15.76	$12.87	$11.23
Number of accumulation units outstanding at end of period	475,573	424,100	412,387	387,109	313,941	278,880	263,845	233,049	187,290	150,928
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$22.22	$17.98	$20.26	$16.77	$15.88	$16.14	$15.30	$12.48	$10.89	$11.56
Value at end of period	$25.59	$22.22	$17.98	$20.26	$16.77	$15.88	$16.14	$15.30	$12.48	$10.89
Number of accumulation units outstanding at end of period	100,864	86,252	77,520	70,927	56,397	46,018	31,556	21,152	8,885	2,633
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$16.53	$13.94	$15.05	$13.22	$12.52	$12.68	$12.01	$10.46	$9.27	$9.58
Value at end of period	$18.53	$16.53	$13.94	$15.05	$13.22	$12.52	$12.68	$12.01	$10.46	$9.27
Number of accumulation units outstanding at end of period	32,735	32,600	33,612	40,570	34,308	32,164	24,620	21,732	18,468	15,838
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.59	$15.66	$16.28	$15.00	$14.47	$14.56	$13.88	$13.07	$11.99	$12.04
Value at end of period	$19.54	$17.59	$15.66	$16.28	$15.00	$14.47	$14.56	$13.88	$13.07	$11.99
Number of accumulation units outstanding at end of period	176,249	200,756	269,524	278,912	266,694	307,046	34,794	47,138	48,823	45,297
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$15.54	$13.62	$14.33	$13.09	$12.46	$12.60	$12.03	$11.06	$9.95	$10.10
Value at end of period	$17.17	$15.54	$13.62	$14.33	$13.09	$12.46	$12.60	$12.03	$11.06	$9.95
Number of accumulation units outstanding at end of period	5,511	8,133	7,468	16,340	15,181	12,825	15,842	13,668	12,197	9,693
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.10	$20.27	$21.29	$19.40	$18.49	$18.67	$17.64	$15.86	$14.23	$14.08
Value at end of period	$25.33	$23.10	$20.27	$21.29	$19.40	$18.49	$18.67	$17.64	$15.86	$14.23
Number of accumulation units outstanding at end of period	24,814	28,349	24,765	26,407	24,246	34,376	65,140	101,575	91,311	76,761
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.88	$18.76	$20.62	$17.62	$16.61	$16.93	$16.01	$13.18	$11.54	$11.98
Value at end of period	$25.97	$22.88	$18.76	$20.62	$17.62	$16.61	$16.93	$16.01	$13.18	$11.54
Number of accumulation units outstanding at end of period	145,449	148,486	160,350	181,597	174,596	175,437	212,753	201,993	180,568	181,460

CFI 134

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.81	$19.27	$20.67	$18.19	$17.19	$17.41	$16.45	$14.21	$12.60	$12.77
Value at end of period	$25.53	$22.81	$19.27	$20.67	$18.19	$17.19	$17.41	$16.45	$14.21	$12.60
Number of accumulation units outstanding at end of period	147,774	163,187	160,584	174,783	169,453	158,901	191,358	188,844	206,344	215,823
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.86	$12.89	$13.03	$12.72	$12.53	$12.59	$12.00	$12.41	$12.04	$11.31
Value at end of period	$14.75	$13.86	$12.89	$13.03	$12.72	$12.53	$12.59	$12.00	$12.41	$12.04
Number of accumulation units outstanding at end of period	10,727	11,240	9,883	9,924	10,261	8,564	32,445	21,315	27,027	29,210
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$34.44	$26.47	$27.96	$23.19	$20.93	$20.85	$18.53	$14.14	$12.30	$12.18
Value at end of period	$40.38	$34.44	$26.47	$27.96	$23.19	$20.93	$20.85	$18.53	$14.14	$12.30
Number of accumulation units outstanding at end of period	83,964	71,879	58,738	38,516	18,528	10,752	6,946	4,641	5,777	2,966
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$43.54	$33.57	$39.49	$35.81	$29.08	$29.82	$26.71	$20.49	$17.74	$18.46
Value at end of period	$44.74	$43.54	$33.57	$39.49	$35.81	$29.08	$29.82	$26.71	$20.49	$17.74
Number of accumulation units outstanding at end of period	5,021	5,167	6,174	9,409	6,070	5,063	30,469	31,967	28,440	30,202
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$53.38	$38.82	$39.87	$31.33	$29.97	$31.80	$30.70	$22.28	$18.76	$18.49
Value at end of period	$70.60	$53.38	$38.82	$39.87	$31.33	$29.97	$31.80	$30.70	$22.28	$18.76
Number of accumulation units outstanding at end of period	74,394	81,003	82,246	87,049	89,642	83,673	189,025	198,159	182,300	183,781
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.14	$13.85	$15.25	$13.87	$13.85	$14.16	$12.50	$12.12	$9.68	$10.29
Value at end of period	$16.19	$17.14	$13.85	$15.25	$13.87	$13.85	$14.16	$12.50	$12.12	$9.68
Number of accumulation units outstanding at end of period	15,358	15,617	21,684	24,781	22,049	26,355	140,266	150,514	142,823	151,285
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$22.05	$17.34	$18.92	$18.12	$17.51	$17.14	$13.30	$13.13	$11.45	$10.53
Value at end of period	$20.46	$22.05	$17.34	$18.92	$18.12	$17.51	$17.14	$13.30	$13.13	$11.45
Number of accumulation units outstanding at end of period	64,936	74,234	80,543	84,404	94,382	95,773	318,423	307,333	228,126	179,483
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$47.44	$35.92	$39.77	$32.96	$30.63	$29.97	$26.77	$20.01	$17.96	$18.99
Value at end of period	$57.19	$47.44	$35.92	$39.77	$32.96	$30.63	$29.97	$26.77	$20.01	$17.96
Number of accumulation units outstanding at end of period	5,180	5,452	8,972	9,992	9,292	9,077	38,379	36,629	39,104	35,214
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.76	$17.40	$21.31	$19.36	$15.77	$16.37	$15.81	$11.38	$10.04	$10.39
Value at end of period	$22.57	$20.76	$17.40	$21.31	$19.36	$15.77	$16.37	$15.81	$11.38	$10.04
Number of accumulation units outstanding at end of period	83,077	73,367	72,732	65,110	54,126	52,369	51,640	48,550	45,119	31,397
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$29.94	$24.08	$27.70	$23.72	$20.28	$21.74	$20.07	$14.98	$12.72	$13.09
Value at end of period	$29.57	$29.94	$24.08	$27.70	$23.72	$20.28	$21.74	$20.07	$14.98	$12.72
Number of accumulation units outstanding at end of period	17,734	16,952	18,655	19,486	17,910	18,615	118,192	129,558	137,973	173,061
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.26	$21.19	$23.58	$21.42	$18.72	$19.26	$17.81	$14.00	$12.83	$13.07
Value at end of period	$27.57	$25.26	$21.19	$23.58	$21.42	$18.72	$19.26	$17.81	$14.00	$12.83
Number of accumulation units outstanding at end of period	76,054	82,651	105,645	114,563	12,753	12,785	344,939	315,283	319,311	411,802
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.49	$21.40	$24.95	$22.07	$18.54	$19.24	$17.61	$13.25	$11.65	$12.00
Value at end of period	$27.05	$26.49	$21.40	$24.95	$22.07	$18.54	$19.24	$17.61	$13.25	$11.65
Number of accumulation units outstanding at end of period	80,414	81,314	89,546	88,850	78,853	81,696	109,397	104,366	92,052	90,259

CFI 135

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$31.30	$23.93	$27.77	$20.50	$20.61	$19.34	$19.04	$15.09	$12.88	$14.13
Value at end of period	$39.70	$31.30	$23.93	$27.77	$20.50	$20.61	$19.34	$19.04	$15.09	$12.88
Number of accumulation units outstanding at end of period	64,571	76,159	85,149	128,152	15,925	18,770	558,744	585,573	619,713	902,391
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.63	$24.19	$29.28	$20.63	$18.40	$22.02	$21.98	$23.50	$19.87	$24.50
Value at end of period	$41.87	$31.63	$24.19	$29.28	$20.63	$18.40	$22.02	$21.98	$23.50	$19.87
Number of accumulation units outstanding at end of period	7,131	9,819	14,336	15,820	11,373	10,979	17,346	19,512	16,380	12,573
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$44.04	$35.15	$40.34	$35.74	$31.39	$32.62	$28.58	$21.89	$18.38	$18.19
Value at end of period	$43.83	$44.04	$35.15	$40.34	$35.74	$31.39	$32.62	$28.58	$21.89	$18.38
Number of accumulation units outstanding at end of period	44,803	46,879	54,487	55,203	38,690	36,510	141,013	117,879	81,306	78,124
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$35.68	$28.44	$32.03	$27.93	$23.14	$24.21	$22.51	$16.32	$13.85	$14.15
Value at end of period	$41.19	$35.68	$28.44	$32.03	$27.93	$23.14	$24.21	$22.51	$16.32	$13.85
Number of accumulation units outstanding at end of period	18,566	19,593	22,179	21,880	9,049	7,643	47,751	39,276	19,736	14,260
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$34.37	$27.85	$27.92	$24.44	$22.79	$21.82	$19.60	$16.16	$14.22	$13.93
Value at end of period	$40.25	$34.37	$27.85	$27.92	$24.44	$22.79	$21.82	$19.60	$16.16	$14.22
Number of accumulation units outstanding at end of period	822,586	837,570	1,081,643	1,012,831	929,588	875,985	3,485,937	3,359,523	3,081,701	2,868,974
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$41.64	$30.58	$31.84	$25.71	$24.11	$23.30	$21.45	$15.99	$13.87	$14.52
Value at end of period	$54.50	$41.64	$30.58	$31.84	$25.71	$24.11	$23.30	$21.45	$15.99	$13.87
Number of accumulation units outstanding at end of period	39,075	43,838	48,285	85,224	97	97	172,892	186,037	204,309	274,802
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$37.25	$29.69	$32.99	$28.60	$24.26	$26.25	$24.61	$19.11	$16.43	$16.70
Value at end of period	$37.33	$37.25	$29.69	$32.99	$28.60	$24.26	$26.25	$24.61	$19.11	$16.43
Number of accumulation units outstanding at end of period	89,706	86,161	91,437	90,402	82,835	77,166	75,982	69,534	67,391	50,329
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$50.54	$38.92	$39.65	$29.90	$29.68	$26.98	$25.01	$18.10	$15.34	$15.62
Value at end of period	$68.56	$50.54	$38.92	$39.65	$29.90	$29.68	$26.98	$25.01	$18.10	$15.34
Number of accumulation units outstanding at end of period	97,928	93,324	103,744	92,110	87,365	86,420	149,940	137,272	141,707	158,893
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.10	$17.45	$20.47	$16.13	$15.95	$16.22	$16.53	$14.56	$12.35	$14.20
Value at end of period	$25.12	$22.10	$17.45	$20.47	$16.13	$15.95	$16.22	$16.53	$14.56	$12.35
Number of accumulation units outstanding at end of period	35,228	32,610	35,857	35,643	36,194	32,982	40,557	36,779	38,650	30,539
WANGER INTERNATIONAL
Value at beginning of period	$16.66	$12.91	$15.81	$11.99	$12.25	$12.33	$12.99	$10.70	$8.87	$10.46
Value at end of period	$18.91	$16.66	$12.91	$15.81	$11.99	$12.25	$12.33	$12.99	$10.70	$8.87
Number of accumulation units outstanding at end of period	113,544	116,402	121,022	114,319	114,525	112,120	331,389	322,504	304,558	301,787
WANGER SELECT
Value at beginning of period	$34.98	$27.26	$31.36	$24.94	$22.17	$22.28	$21.76	$16.29	$13.86	$16.96
Value at end of period	$43.98	$34.98	$27.26	$31.36	$24.94	$22.17	$22.28	$21.76	$16.29	$13.86
Number of accumulation units outstanding at end of period	45,816	49,180	54,928	56,453	51,643	53,492	240,018	283,027	314,224	347,803
WANGER USA
Value at beginning of period	$39.35	$30.24	$30.92	$26.05	$23.09	$23.40	$22.50	$16.95	$14.23	$14.86
Value at end of period	$48.52	$39.35	$30.24	$30.92	$26.05	$23.09	$23.40	$22.50	$16.95	$14.23
Number of accumulation units outstanding at end of period	14,678	18,445	17,073	16,024	15,208	18,159	102,577	107,493	107,173	126,160

CFI 136

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$55.25	$43.48	$50.77	$46.06	$36.01	$38.01	$35.67	$26.03	$23.12	$23.80
Value at end of period	$55.47	$55.25	$43.48	$50.77	$46.06	$36.01	$38.01	$35.67	$26.03	$23.12
Number of accumulation units outstanding at end of period	1,322	2,483	2,591	3,576	4,105	4,277	81,075	88,185	110,343	127,424

TABLE 18
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$35.42	$26.67	$27.34	$21.62	$21.37	$21.02	$20.22	$15.13	$13.28	$14.12
Value at end of period	$47.71	$35.42	$26.67	$27.34	$21.62	$21.37	$21.02	$20.22	$15.13	$13.28
Number of accumulation units outstanding at end of period	17,530	4,179	13,689	5,950	4,344	2,831	3,822	4,841	1,884	1,424
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$29.71	$22.50	$22.15	$17.31	$16.21	$16.41	$14.51	$11.91	$10.79	$11.08
Value at end of period	$39.16	$29.71	$22.50	$22.15	$17.31	$16.21	$16.41	$14.51	$11.91	$10.79
Number of accumulation units outstanding at end of period	18,246	23,981	22,897	29,270	32,631	32,279	37,788	36,117	47,315	29,214
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$24.97	$20.09	$21.37	$17.70	$16.32	$16.94	$15.64	$12.16	$11.18	$11.05
Value at end of period	$28.23	$24.97	$20.09	$21.37	$17.70	$16.32	$16.94	$15.64	$12.16	$11.18
Number of accumulation units outstanding at end of period	63,059	70,791	76,542	80,916	93,983	94,554	98,724	94,583	95,087	74,525
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$13.05	$12.19	$12.61	$12.33	$11.87	$12.23	$12.00	$13.32	$12.58	$11.22
Value at end of period	$14.27	$13.05	$12.19	$12.61	$12.33	$11.87	$12.23	$12.00	$13.32	$12.58
Number of accumulation units outstanding at end of period	49,299	33,749	38,230	29,245	33,664	24,488	26,948	30,445	53,611	88,785
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$12.00	$10.31	$11.19	$9.88	$9.32	$9.83
Value at end of period	$12.30	$12.00	$10.31	$11.19	$9.88	$9.32
Number of accumulation units outstanding at end of period	15,499	15,903	14,078	22,594	2,377	74
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$23.89	$18.88	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15
Value at end of period	$27.24	$23.89	$18.88	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90
Number of accumulation units outstanding at end of period	108,882	118,639	122,791	133,260	123,209	133,236	130,124	128,546	119,035	125,236
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$21.51	$16.58	$18.51	$14.71	$14.02	$13.77	$13.63	$10.62	$8.77	$10.32
Value at end of period	$29.34	$21.51	$16.58	$18.51	$14.71	$14.02	$13.77	$13.63	$10.62	$8.77
Number of accumulation units outstanding at end of period	35,346	38,855	29,953	36,259	32,568	38,168	24,985	30,506	28,647	25,975
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.17	$12.29	$12.40	$12.11	$11.88	$11.95	$11.41	$11.73	$11.17	$10.58
Value at end of period	$14.46	$13.17	$12.29	$12.40	$12.11	$11.88	$11.95	$11.41	$11.73	$11.17
Number of accumulation units outstanding at end of period	59,028	31,714	20,277	27,356	26,655	28,244	22,689	22,551	21,236	36,203

CFI 137

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$37.35	$29.39	$30.53	$24.41	$22.69	$21.71	$20.03	$15.09	$12.62	$13.37
Value at end of period	$51.06	$37.35	$29.39	$30.53	$24.41	$22.69	$21.71	$20.03	$15.09	$12.62
Number of accumulation units outstanding at end of period	374,711	425,352	466,256	496,227	542,277	600,890	678,361	749,244	908,676	1,192,581
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$32.08	$25.77	$26.78	$22.47	$19.99	$20.19	$18.31	$14.00	$12.55	$11.82
Value at end of period	$34.27	$32.08	$25.77	$26.78	$22.47	$19.99	$20.19	$18.31	$14.00	$12.55
Number of accumulation units outstanding at end of period	224,364	244,471	254,616	263,214	277,967	305,473	378,784	407,184	488,082	582,125
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$21.99	$19.20	$23.77	$21.48	$17.45	$19.63	$18.03	$12.58	$10.89	$11.75
Value at end of period	$22.65	$21.99	$19.20	$23.77	$21.48	$17.45	$19.63	$18.03	$12.58	$10.89
Number of accumulation units outstanding at end of period	56,368	57,997	59,836	59,341	49,094	53,157	63,761	53,806	30,813	10,537
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$37.80	$30.56	$35.69	$31.04	$27.08	$28.46	$25.86	$18.02	$15.09	$17.16
Value at end of period	$41.25	$37.80	$30.56	$35.69	$31.04	$27.08	$28.46	$25.86	$18.02	$15.09
Number of accumulation units outstanding at end of period	9,649	11,276	9,788	9,604	9,440	9,215	12,132	11,730	4,864	3,313
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.79	$11.54	$13.05	$10.04	$11.20	$11.74	$11.96	$9.63	$7.74	$8.41
Value at end of period	$15.78	$14.79	$11.54	$13.05	$10.04	$11.20	$11.74	$11.96	$9.63	$7.74
Number of accumulation units outstanding at end of period	23,825	23,460	27,114	23,642	17,950	23,030	18,277	25,325	19,155	12,104
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during June 2015)
Value at beginning of period	$14.52	$11.47	$12.15	$10.48	$9.16	$10.03
Value at end of period	$15.34	$14.52	$11.47	$12.15	$10.48	$9.16
Number of accumulation units outstanding at end of period	39,291	43,976	47,871	36,981	40,637	1,946
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.49	$12.47	$11.64	$9.40	$10.09	$10.48
Value at end of period	$18.36	$15.49	$12.47	$11.64	$9.40	$10.09
Number of accumulation units outstanding at end of period	43,754	40,749	58,166	60,644	33,208	52,948
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.60	$21.55	$22.32	$20.09	$18.78	$19.35	$17.80	$15.20	$13.87	$13.37
Value at end of period	$30.41	$26.60	$21.55	$22.32	$20.09	$18.78	$19.35	$17.80	$15.20	$13.87
Number of accumulation units outstanding at end of period	64,636	69,883	72,763	69,352	64,968	66,347	70,663	72,959	79,710	74,785
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during March 2019)
Value at beginning of period	$13.14	$11.50
Value at end of period	$12.77	$13.14
Number of accumulation units outstanding at end of period	772	637
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$20.89	$15.84	$16.67	$15.69	$14.98	$14.38	$11.13	$10.89	$9.48	$9.84
Value at end of period	$20.13	$20.89	$15.84	$16.67	$15.69	$14.98	$14.38	$11.13	$10.89	$9.48
Number of accumulation units outstanding at end of period	12,481	14,347	15,883	33,407	39,044	6,664	9,076	5,255	27,518	7,373
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.98	$9.28	$10.62
Value at end of period	$12.56	$11.98	$9.28
Number of accumulation units outstanding at end of period	61,782	56,369	58,095

CFI 138

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$21.32	$16.37	$19.07	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76
Value at end of period	$22.52	$21.32	$16.37	$19.07	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26
Number of accumulation units outstanding at end of period	12,623	13,703	14,455	17,577	19,124	28,981	41,402	17,116	12,009	7,795
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$17.49	$13.79	$16.87	$15.22	$11.71	$12.62	$12.07	$10.96
Value at end of period	$17.10	$17.49	$13.79	$16.87	$15.22	$11.71	$12.62	$12.07
Number of accumulation units outstanding at end of period	748	1,218	2,427	4,984	4,717	2,704	2,816	1,763
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$55.73	$42.69	$45.97	$38.02	$35.48	$35.53	$31.99	$24.57	$21.27	$22.00
Value at end of period	$72.18	$55.73	$42.69	$45.97	$38.02	$35.48	$35.53	$31.99	$24.57	$21.27
Number of accumulation units outstanding at end of period	629,242	666,869	727,008	762,311	843,331	914,204	970,598	1,049,633	1,203,781	1,219,477
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.26	$26.31	$28.92	$25.82	$22.05	$23.15	$21.46	$16.88	$14.51	$14.48
Value at end of period	$35.20	$33.26	$26.31	$28.92	$25.82	$22.05	$23.15	$21.46	$16.88	$14.51
Number of accumulation units outstanding at end of period	211,263	220,229	241,504	263,878	304,295	327,762	379,555	412,179	480,390	547,761
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.86	$33.67	$34.00	$25.36	$25.36	$23.85	$21.60	$15.97	$14.04	$14.12
Value at end of period	$64.03	$44.86	$33.67	$34.00	$25.36	$25.36	$23.85	$21.60	$15.97	$14.04
Number of accumulation units outstanding at end of period	199,521	206,198	227,152	235,921	246,802	278,693	314,773	351,913	418,633	422,829
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.33	$18.41	$21.78	$16.85	$17.89	$17.41	$19.09	$14.75	$12.32	$14.99
Value at end of period	$26.76	$23.33	$18.41	$21.78	$16.85	$17.89	$17.41	$19.09	$14.75	$12.32
Number of accumulation units outstanding at end of period	26,819	27,639	31,622	42,815	44,031	48,459	57,911	66,690	72,554	75,803
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$41.85	$33.39	$38.64	$35.20	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62
Value at end of period	$43.67	$41.85	$33.39	$38.64	$35.20	$27.25	$29.66	$29.73	$22.00	$18.73
Number of accumulation units outstanding at end of period	13,571	17,902	18,265	18,392	23,229	27,862	35,016	35,238	32,811	29,653
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$101.79	$82.75	$94.95	$71.01	$66.97	$78.55	$83.18	$77.39	$64.55	$79.45
Value at end of period	$118.37	$101.79	$82.75	$94.95	$71.01	$66.97	$78.55	$83.18	$77.39	$64.55
Number of accumulation units outstanding at end of period	29,852	35,139	40,742	46,655	48,579	48,321	47,816	50,628	57,155	33,006
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.01
Number of accumulation units outstanding at end of period	5,647
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$24.37	$19.53	$22.36	$19.59	$17.63	$18.58	$17.92	$13.98	$12.77	$13.73
Value at end of period	$14.19	$24.37	$19.53	$22.36	$19.59	$17.63	$18.58	$17.92	$13.98	$12.77
Number of accumulation units outstanding at end of period	0	4,433	4,463	4,360	2,762	2,745	2,548	2,371	2,164	2,183
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$53.95	$41.27	$47.92	$35.34	$35.60	$34.52	$34.02	$26.94	$22.39	$24.61
Value at end of period	$68.32	$53.95	$41.27	$47.92	$35.34	$35.60	$34.52	$34.02	$26.94	$22.39
Number of accumulation units outstanding at end of period	65	85	87	90	92	92	100	100	100	111
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$32.93	$26.25	$29.50	$26.05	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51
Value at end of period	$39.18	$32.93	$26.25	$29.50	$26.05	$22.25	$23.83	$21.46	$15.34	$13.11
Number of accumulation units outstanding at end of period	5,095	8,278	8,523	8,574	12,789	14,238	13,707	19,025	12,197	8,064

CFI 139

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$93.36	$68.82	$71.98	$56.98	$56.16	$53.91	$50.12	$36.05	$37.18
Value at end of period	$131.85	$93.36	$68.82	$71.98	$56.98	$56.16	$53.91	$50.12	$36.05
Number of accumulation units outstanding at end of period	6,897	7,643	9,138	9,538	11,377	11,137	12,560	14,859	17,634
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$21.55	$16.85	$18.74	$16.69	$15.26	$16.33	$15.22	$11.87	$10.51	$10.60
Value at end of period	$24.34	$21.55	$16.85	$18.74	$16.69	$15.26	$16.33	$15.22	$11.87	$10.51
Number of accumulation units outstanding at end of period	55,550	55,806	60,273	65,882	74,776	78,115	91,632	90,201	101,411	110,566
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$19.47	$13.07	$13.88	$10.54	$10.44	$11.70
Value at end of period	$26.28	$19.47	$13.07	$13.88	$10.54	$10.44
Number of accumulation units outstanding at end of period	89,339	86,658	72,854	44,524	40,987	13,438
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$51.76	$42.56	$42.62	$36.27	$34.95	$35.02	$32.53	$27.29	$24.21	$24.01
Value at end of period	$58.70	$51.76	$42.56	$42.62	$36.27	$34.95	$35.02	$32.53	$27.29	$24.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$66.74	$49.66	$50.27	$39.77	$35.68	$34.57	$30.97	$23.58	$20.27	$20.72
Value at end of period	$79.11	$66.74	$49.66	$50.27	$39.77	$35.68	$34.57	$30.97	$23.58	$20.27
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	120	120	120	0
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.38	$24.27	$24.71	$24.04	$23.65	$23.79	$22.85	$23.07	$21.46	$20.27
Value at end of period	$28.91	$26.38	$24.27	$24.71	$24.04	$23.65	$23.79	$22.85	$23.07	$21.46
Number of accumulation units outstanding at end of period	2	13	13	13	13	13	13	13	13	20
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$27.85	$21.75	$23.55	$18.69	$18.45	$19.04	$17.86	$14.02	$11.77	$13.75
Value at end of period	$33.17	$27.85	$21.75	$23.55	$18.69	$18.45	$19.04	$17.86	$14.02	$11.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	21	32	32	41	41
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$37.82	$28.13	$29.11	$22.95	$23.01	$22.02	$19.65	$15.19	$12.92	$13.75
Value at end of period	$49.88	$37.82	$28.13	$29.11	$22.95	$23.01	$22.02	$19.65	$15.19	$12.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	14	63	63	69	56
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.06	$10.05	$11.76	$9.68	$9.98
Value at end of period	$12.97	$12.06	$10.05	$11.76	$9.68
Number of accumulation units outstanding at end of period	930	58	166	2,063	1,899
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.70	$19.15	$23.19	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32
Value at end of period	$23.97	$23.70	$19.15	$23.19	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02
Number of accumulation units outstanding at end of period	18,183	17,844	17,721	17,855	15,721	14,077	16,738	18,709	15,927	12,254
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$26.52	$21.80	$25.86	$24.40	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31
Value at end of period	$26.97	$26.52	$21.80	$25.86	$24.40	$21.13	$22.14	$20.01	$15.48	$13.62
Number of accumulation units outstanding at end of period	34,750	36,961	39,802	42,108	44,526	50,136	55,266	60,442	71,649	76,154

CFI 140

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.78	$10.31	$10.28	$10.11	$10.11
Value at end of period	$11.01	$10.78	$10.31	$10.28	$10.11
Number of accumulation units outstanding at end of period	28,674	25,965	22,688	35,577	5,644
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.28	$10.43	$10.53	$10.29	$10.14	$10.22	$9.74	$9.77
Value at end of period	$12.17	$11.28	$10.43	$10.53	$10.29	$10.14	$10.22	$9.74
Number of accumulation units outstanding at end of period	96,208	129,303	90,485	69,272	62,363	28,856	24,866	14,298
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$25.29	$20.29	$21.75	$18.52	$16.99	$17.22	$15.74	$11.50	$10.46	$10.88
Value at end of period	$29.90	$25.29	$20.29	$21.75	$18.52	$16.99	$17.22	$15.74	$11.50	$10.46
Number of accumulation units outstanding at end of period	4,957	4,494	5,689	8,615	8,006	9,537	9,096	8,430	8,351	7,388
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$21.75	$18.14	$19.07	$16.99	$16.18	$16.40	$15.30	$13.26	$12.01	$12.33
Value at end of period	$25.08	$21.75	$18.14	$19.07	$16.99	$16.18	$16.40	$15.30	$13.26	$12.01
Number of accumulation units outstanding at end of period	8,223	6,730	8,230	11,676	12,774	16,002	15,913	15,865	23,313	22,568
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during February 2016)
Value at beginning of period	$5.93	$5.33	$6.26	$6.16	$5.16
Value at end of period	$5.92	$5.93	$5.33	$6.26	$6.16
Number of accumulation units outstanding at end of period	152	145	375	0	1
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.60	$15.43	$15.90	$15.47	$14.82	$15.36	$15.01	$16.67	$15.45	$13.95
Value at end of period	$18.39	$16.60	$15.43	$15.90	$15.47	$14.82	$15.36	$15.01	$16.67	$15.45
Number of accumulation units outstanding at end of period	97,658	84,886	77,630	77,859	87,270	87,701	105,068	121,864	303,365	195,983
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$22.61	$19.91	$20.76	$19.51	$17.22	$18.07	$18.20	$16.37	$14.22	$14.58
Value at end of period	$22.98	$22.61	$19.91	$20.76	$19.51	$17.22	$18.07	$18.20	$16.37	$14.22
Number of accumulation units outstanding at end of period	6,407	10,556	11,890	14,115	14,964	16,594	15,694	14,377	18,755	18,007
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.81	$10.18	$10.21	$9.98	$9.94	$9.96
Value at end of period	$11.58	$10.81	$10.18	$10.21	$9.98	$9.94
Number of accumulation units outstanding at end of period	10,031	6,390	6,928	6,715	6,657	2,496
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$33.35	$33.40	$33.25	$32.75	$31.08	$32.72	$32.47	$32.02	$27.87	$28.78
Value at end of period	$31.62	$33.35	$33.40	$33.25	$32.75	$31.08	$32.72	$32.47	$32.02	$27.87
Number of accumulation units outstanding at end of period	107,061	118,898	122,462	123,971	130,961	140,465	160,902	165,845	170,474	144,177
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$12.82	$10.28	$12.79	$10.38	$10.71
Value at end of period	$15.29	$12.82	$10.28	$12.79	$10.38
Number of accumulation units outstanding at end of period	38	16	1,567	3,438	85
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$4.73	$3.34	$3.84	$3.53	$2.44	$3.35	$3.68	$7.64	$8.76	$9.70
Value at end of period	$2.85	$4.73	$3.34	$3.84	$3.53	$2.44	$3.35	$3.68	$7.64	$8.76
Number of accumulation units outstanding at end of period	0	24,651	16,657	15,550	14,480	28,663	20,082	13,572	11,777	9,059

CFI 141

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.64
Number of accumulation units outstanding at end of period	9,464
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$26.88	$22.75	$24.61	$21.63	$20.22	$20.77	$19.71	$17.02	$15.10	$15.42
Value at end of period	$29.56	$26.88	$22.75	$24.61	$21.63	$20.22	$20.77	$19.71	$17.02	$15.10
Number of accumulation units outstanding at end of period	248,044	277,280	303,528	342,348	468,472	504,045	540,326	611,554	676,425	798,510
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$14.94	$11.71	$12.66	$10.69	$9.64	$10.07
Value at end of period	$16.59	$14.94	$11.71	$12.66	$10.69	$9.64
Number of accumulation units outstanding at end of period	10,431	12,831	18,799	27,469	32,453	10,735
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.22	$15.15	$15.58	$14.32	$13.58	$14.31	$14.36	$15.08	$14.09	$13.70
Value at end of period	$17.57	$16.22	$15.15	$15.58	$14.32	$13.58	$14.31	$14.36	$15.08	$14.09
Number of accumulation units outstanding at end of period	141,312	155,022	154,761	161,791	170,360	203,062	219,755	240,767	309,158	341,046
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.21	$10.94	$12.10	$9.86	$9.37	$10.02
Value at end of period	$12.99	$13.21	$10.94	$12.10	$9.86	$9.37
Number of accumulation units outstanding at end of period	234,954	257,519	263,989	280,695	306,847	337,706
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$12.74	$10.85	$11.79	$10.34	$9.75	$10.17	$10.30
Value at end of period	$14.68	$12.74	$10.85	$11.79	$10.34	$9.75	$10.17
Number of accumulation units outstanding at end of period	10,067	9,360	8,617	7,866	8,291	6,871	1,222
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$17.51	$16.81
Value at end of period	$18.03	$17.51
Number of accumulation units outstanding at end of period	9,278	2,625
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.99	$12.84	$12.74	$12.77	$12.85	$12.95	$13.05	$13.15	$13.26	$13.36
Value at end of period	$12.92	$12.99	$12.84	$12.74	$12.77	$12.85	$12.95	$13.05	$13.15	$13.26
Number of accumulation units outstanding at end of period	1,016,408	683,648	634,108	761,941	766,726	563,610	638,704	677,218	822,784	1,051,569
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$27.04	$21.15	$22.31	$18.69	$17.16	$17.55	$15.98	$12.33	$10.73	$10.85
Value at end of period	$31.46	$27.04	$21.15	$22.31	$18.69	$17.16	$17.55	$15.98	$12.33	$10.73
Number of accumulation units outstanding at end of period	1,052,437	1,138,564	1,211,227	1,421,074	1,621,987	1,819,374	1,990,886	2,217,734	2,306,131	2,497,907
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2019)
Value at beginning of period	$14.24	$13.76
Value at end of period	$14.98	$14.24
Number of accumulation units outstanding at end of period	111,575	149,979
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$23.57	$20.62	$21.48	$20.38	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97
Value at end of period	$24.70	$23.57	$20.62	$21.48	$20.38	$17.93	$18.44	$18.38	$17.54	$15.51
Number of accumulation units outstanding at end of period	0	0	36,673	37,833	32,910	36,060	37,301	58,340	123,565	49,707

CFI 142

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.82	$28.54	$30.87	$24.97	$22.82	$22.81	$20.20	$15.32	$13.49	$13.61
Value at end of period	$42.34	$36.82	$28.54	$30.87	$24.97	$22.82	$22.81	$20.20	$15.32	$13.49
Number of accumulation units outstanding at end of period	312,786	343,103	385,577	392,100	455,224	463,698	494,073	553,654	665,968	736,738
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$54.38	$43.13	$50.76	$45.05	$38.44	$39.45	$36.30	$27.19	$23.29	$23.75
Value at end of period	$58.39	$54.38	$43.13	$50.76	$45.05	$38.44	$39.45	$36.30	$27.19	$23.29
Number of accumulation units outstanding at end of period	132,809	153,632	167,719	177,017	196,150	223,264	246,568	277,462	328,867	380,698
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.14	$31.56	$36.32	$33.31	$26.37	$27.47	$26.26	$18.55	$16.64	$16.90
Value at end of period	$39.87	$38.14	$31.56	$36.32	$33.31	$26.37	$27.47	$26.26	$18.55	$16.64
Number of accumulation units outstanding at end of period	92,460	118,059	127,890	139,550	150,782	167,203	179,160	216,505	249,325	299,262
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2016)
Value at beginning of period	$23.80	$20.25	$21.53	$18.93	$18.52
Value at end of period	$26.64	$23.80	$20.25	$21.53	$18.93
Number of accumulation units outstanding at end of period	235,775	7,560	8,879	4,671	417
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2012)
Value at beginning of period	$26.97	$22.22	$24.12	$20.54	$19.21	$19.68	$18.73	$15.48	$14.74
Value at end of period	$30.54	$26.97	$22.22	$24.12	$20.54	$19.21	$19.68	$18.73	$15.48
Number of accumulation units outstanding at end of period	120,850	76,169	71,879	66,946	63,276	63,719	4,185	1,298	1,320
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$28.80	$23.31	$25.66	$21.52	$20.08	$20.62	$19.61	$15.93	$13.86	$14.59
Value at end of period	$33.00	$28.80	$23.31	$25.66	$21.52	$20.08	$20.62	$19.61	$15.93	$13.86
Number of accumulation units outstanding at end of period	85,962	2,258	1,941	1,699	1,699	497	497	497	497	497
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2017)
Value at beginning of period	$22.90	$18.47	$20.39	$20.33
Value at end of period	$26.15	$22.90	$18.47	$20.39
Number of accumulation units outstanding at end of period	46,794	8,099	8,101	9,268
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2011)
Value at beginning of period	$18.07	$16.14	$16.82	$15.54	$14.93	$15.22	$14.49	$13.55	$12.59	$12.25
Value at end of period	$19.91	$18.07	$16.14	$16.82	$15.54	$14.93	$15.22	$14.49	$13.55	$12.59
Number of accumulation units outstanding at end of period	28,554	1,464	1,696	53	587	587	59,891	57,079	83,324	51,084
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.79	$22.75	$23.06	$22.13	$21.38	$21.43	$20.25	$20.43	$18.83	$17.65
Value at end of period	$26.52	$24.79	$22.75	$23.06	$22.13	$21.38	$21.43	$20.25	$20.43	$18.83
Number of accumulation units outstanding at end of period	414,251	422,374	451,449	490,057	544,452	539,084	495,053	544,593	653,833	668,572
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.67	$9.69	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05
Value at end of period	$12.49	$11.67	$9.69	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02
Number of accumulation units outstanding at end of period	55,715	54,948	68,525	67,923	77,134	100,139	105,980	89,160	104,351	89,628
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$32.01	$24.31	$24.87	$19.32	$18.73	$17.75	$15.75	$12.12	$10.35	$10.32
Value at end of period	$41.56	$32.01	$24.31	$24.87	$19.32	$18.73	$17.75	$15.75	$12.12	$10.35
Number of accumulation units outstanding at end of period	549,358	570,766	596,312	598,844	625,610	682,568	702,153	533,248	522,501	384,592

CFI 143

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$19.11	$15.40	$16.83	$14.94	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42
Value at end of period	$20.15	$19.11	$15.40	$16.83	$14.94	$13.23	$13.96	$12.78	$9.84	$8.65
Number of accumulation units outstanding at end of period	441,395	517,971	573,259	650,144	710,134	796,483	859,366	832,823	535,365	659,811
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$41.96	$32.70	$35.63	$28.72	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12
Value at end of period	$58.75	$41.96	$32.70	$35.63	$28.72	$26.98	$27.06	$25.06	$19.14	$16.90
Number of accumulation units outstanding at end of period	148,574	175,302	191,164	197,704	158,799	171,025	169,937	188,798	123,487	97,926
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during September 2016)
Value at beginning of period	$13.11	$10.60	$13.66	$10.16	$10.52
Value at end of period	$15.06	$13.11	$10.60	$13.66	$10.16
Number of accumulation units outstanding at end of period	1,197	1,161	11,150	2,537	5
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$47.22	$35.04	$35.67	$27.39	$25.91	$24.27	$21.63	$16.52	$14.54	$14.07
Value at end of period	$64.86	$47.22	$35.04	$35.67	$27.39	$25.91	$24.27	$21.63	$16.52	$14.54
Number of accumulation units outstanding at end of period	37,747	26,797	30,572	20,413	20,605	18,912	9,774	5,186	4,704	4,440
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.28	$20.17	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08
Value at end of period	$31.77	$26.28	$20.17	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24
Number of accumulation units outstanding at end of period	305,565	273,726	276,097	234,038	189,442	185,279	149,769	125,527	116,814	19,665
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$30.76	$24.69	$26.72	$23.79	$20.80	$21.79	$19.57	$15.01	$13.05	$13.08
Value at end of period	$30.88	$30.76	$24.69	$26.72	$23.79	$20.80	$21.79	$19.57	$15.01	$13.05
Number of accumulation units outstanding at end of period	13,196	13,485	12,727	11,248	16,237	10,152	3,748	2,787	1,966	2,864
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$42.42	$31.79	$33.86	$27.45	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05
Value at end of period	$56.61	$42.42	$31.79	$33.86	$27.45	$25.90	$26.32	$23.88	$17.84	$15.57
Number of accumulation units outstanding at end of period	7,111	5,730	5,696	5,028	7,794	3,708	3,637	3,234	3,047	2,663
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.37	$19.68	$21.87	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24
Value at end of period	$29.36	$25.37	$19.68	$21.87	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97
Number of accumulation units outstanding at end of period	171,634	165,567	158,032	162,302	164,971	149,069	129,336	121,202	101,912	24,192
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.32	$19.59	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98
Value at end of period	$28.85	$24.32	$19.59	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46
Number of accumulation units outstanding at end of period	81,879	76,882	83,681	73,951	79,497	79,869	70,757	66,279	64,408	14,290
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.71	$19.82	$23.75	$20.16	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03
Value at end of period	$30.98	$24.71	$19.82	$23.75	$20.16	$17.92	$18.23	$17.40	$12.61	$11.04
Number of accumulation units outstanding at end of period	52,245	57,955	77,072	78,037	71,233	85,189	79,414	84,916	96,640	100,019
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$51.66	$41.26	$49.43	$44.77	$36.25	$36.83	$34.85	$25.50	$22.45	$23.20
Value at end of period	$57.55	$51.66	$41.26	$49.43	$44.77	$36.25	$36.83	$34.85	$25.50	$22.45
Number of accumulation units outstanding at end of period	117,090	124,665	137,654	149,121	164,878	188,234	202,789	226,560	283,186	356,546
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$20.00	$17.07	$18.25	$15.96	$15.19	$15.33	$14.63	$12.68	$11.27	$11.72
Value at end of period	$22.53	$20.00	$17.07	$18.25	$15.96	$15.19	$15.33	$14.63	$12.68	$11.27
Number of accumulation units outstanding at end of period	108,938	105,158	155,274	164,079	160,085	82,774	75,506	67,823	78,107	43,268

CFI 144

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.77	$17.99	$19.79	$16.70	$15.85	$16.05	$15.31	$12.82	$11.23	$11.87
Value at end of period	$24.71	$21.77	$17.99	$19.79	$16.70	$15.85	$16.05	$15.31	$12.82	$11.23
Number of accumulation units outstanding at end of period	77,486	70,183	146,180	132,076	123,194	78,495	67,851	60,838	61,983	33,557
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.56	$18.35	$20.61	$17.13	$16.23	$16.52	$15.70	$12.82	$11.19	$11.89
Value at end of period	$26.02	$22.56	$18.35	$20.61	$17.13	$16.23	$16.52	$15.70	$12.82	$11.19
Number of accumulation units outstanding at end of period	52,043	42,029	82,770	68,366	58,734	42,223	36,684	34,032	78,763	48,898
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$22.11	$17.90	$20.18	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88	$11.56
Value at end of period	$25.45	$22.11	$17.90	$20.18	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88
Number of accumulation units outstanding at end of period	5,259	2,994	36,250	27,286	19,043	735	588	567	1,623	1,023
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$16.43	$13.87	$14.98	$13.16	$12.48	$12.63	$11.98	$10.44	$9.25	$9.56
Value at end of period	$18.41	$16.43	$13.87	$14.98	$13.16	$12.48	$12.63	$11.98	$10.44	$9.25
Number of accumulation units outstanding at end of period	13,069	11,808	9,825	9,424	10,057	11,789	16,648	15,945	8,331	8,442
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.46	$15.56	$16.18	$14.92	$14.39	$14.49	$13.81	$13.02	$11.95	$12.01
Value at end of period	$19.39	$17.46	$15.56	$16.18	$14.92	$14.39	$14.49	$13.81	$13.02	$11.95
Number of accumulation units outstanding at end of period	45,568	48,015	102,110	114,109	124,437	42,525	1,252	1,367	6,060	4,006
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$15.45	$13.55	$14.27	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93	$10.08
Value at end of period	$17.06	$15.45	$13.55	$14.27	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93
Number of accumulation units outstanding at end of period	41,458	31,396	18,670	17,529	20,107	18,044	25,219	20,359	18,868	21,633
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.70	$20.81	$21.86	$19.93	$19.01	$19.20	$18.16	$16.32	$14.65	$14.51
Value at end of period	$25.97	$23.70	$20.81	$21.86	$19.93	$19.01	$19.20	$18.16	$16.32	$14.65
Number of accumulation units outstanding at end of period	27,919	27,727	28,661	27,581	29,687	34,145	31,591	33,830	36,513	38,966
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.06	$19.75	$21.71	$18.57	$17.50	$17.86	$16.89	$13.91	$12.19	$12.66
Value at end of period	$27.31	$24.06	$19.75	$21.71	$18.57	$17.50	$17.86	$16.89	$13.91	$12.19
Number of accumulation units outstanding at end of period	51,900	58,400	56,805	58,831	67,595	66,936	64,404	61,309	67,514	71,756
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.80	$20.12	$21.58	$19.00	$17.96	$18.21	$17.21	$14.88	$13.20	$13.38
Value at end of period	$26.62	$23.80	$20.12	$21.58	$19.00	$17.96	$18.21	$17.21	$14.88	$13.20
Number of accumulation units outstanding at end of period	29,937	36,786	30,676	58,573	57,218	58,924	57,592	63,732	63,276	79,288
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.78	$12.82	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30
Value at end of period	$14.65	$13.78	$12.82	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02
Number of accumulation units outstanding at end of period	57,894	35,354	33,894	32,669	24,039	17,302	31,450	10,323	38,540	33,749
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$34.17	$26.27	$27.77	$23.04	$20.80	$20.74	$18.44	$14.08	$12.26	$12.14
Value at end of period	$40.04	$34.17	$26.27	$27.77	$23.04	$20.80	$20.74	$18.44	$14.08	$12.26
Number of accumulation units outstanding at end of period	1,751	1,751	4,745	4,626	4,462	4,245	3,959	3,333	2,928	2,928
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$43.16	$33.29	$39.18	$35.55	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38
Value at end of period	$44.32	$43.16	$33.29	$39.18	$35.55	$28.88	$29.63	$26.55	$20.38	$17.65
Number of accumulation units outstanding at end of period	21,281	22,409	26,821	34,099	34,235	14,057	14,023	16,719	12,352	5,884

CFI 145

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$52.91	$38.50	$39.56	$31.11	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41
Value at end of period	$69.94	$52.91	$38.50	$39.56	$31.11	$29.77	$31.60	$30.52	$22.16	$18.67
Number of accumulation units outstanding at end of period	20,756	23,243	23,612	27,073	29,428	35,971	38,776	45,977	51,218	57,241
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.04	$13.77	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27
Value at end of period	$16.09	$17.04	$13.77	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67
Number of accumulation units outstanding at end of period	65,753	83,351	95,273	108,486	115,728	144,805	154,764	160,381	168,001	192,413
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$21.90	$17.23	$18.81	$18.02	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51
Value at end of period	$20.31	$21.90	$17.23	$18.81	$18.02	$17.43	$17.07	$13.25	$13.08	$11.41
Number of accumulation units outstanding at end of period	36,742	50,826	53,025	61,809	70,687	93,719	99,780	99,461	118,098	113,029
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$47.01	$35.62	$39.45	$32.71	$30.41	$29.77	$26.60	$19.90	$17.87	$18.90
Value at end of period	$56.65	$47.01	$35.62	$39.45	$32.71	$30.41	$29.77	$26.60	$19.90	$17.87
Number of accumulation units outstanding at end of period	2,114	2,597	5,364	5,691	5,879	7,473	7,252	8,767	7,966	5,469
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.62	$17.29	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.01	$10.37
Value at end of period	$22.40	$20.62	$17.29	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.01
Number of accumulation units outstanding at end of period	3,698	2,238	14,934	8,561	6,609	4,657	4,712	4,792	3,347	3,730
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$29.67	$23.88	$27.48	$23.54	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03
Value at end of period	$29.30	$29.67	$23.88	$27.48	$23.54	$20.15	$21.60	$19.95	$14.90	$12.65
Number of accumulation units outstanding at end of period	14,493	19,011	21,297	28,262	31,317	49,759	48,987	56,131	52,032	61,938
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.32	$21.25	$23.66	$21.51	$18.81	$19.36	$17.91	$14.45	$12.91	$13.16
Value at end of period	$27.62	$25.32	$21.25	$23.66	$21.51	$18.81	$19.36	$17.91	$14.45	$12.91
Number of accumulation units outstanding at end of period	174,521	191,290	216,560	249,310	270,267	301,823	346,959	361,002	422,068	553,106
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.29	$21.25	$24.79	$21.94	$18.44	$19.15	$17.53	$13.20	$11.62	$11.97
Value at end of period	$26.84	$26.29	$21.25	$24.79	$21.94	$18.44	$19.15	$17.53	$13.20	$11.62
Number of accumulation units outstanding at end of period	140,086	176,937	189,465	185,545	161,796	154,341	140,563	143,379	82,660	22,619
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$31.38	$24.00	$27.87	$20.58	$20.70	$20.04	$19.74	$15.66	$12.97	$14.23
Value at end of period	$39.78	$31.38	$24.00	$27.87	$20.58	$20.70	$20.04	$19.74	$15.66	$12.97
Number of accumulation units outstanding at end of period	481,492	521,980	565,990	619,537	698,280	796,972	846,605	939,223	1,125,891	1,285,118
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.39	$24.03	$29.10	$20.51	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43
Value at end of period	$41.54	$31.39	$24.03	$29.10	$20.51	$18.30	$21.91	$21.89	$23.41	$19.81
Number of accumulation units outstanding at end of period	17,647	23,417	23,727	23,235	21,677	26,520	27,562	28,034	30,122	28,118
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$43.65	$34.86	$40.02	$35.48	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11
Value at end of period	$43.42	$43.65	$34.86	$40.02	$35.48	$31.18	$32.41	$28.41	$21.77	$18.29
Number of accumulation units outstanding at end of period	7,908	8,047	11,424	13,171	13,328	11,967	13,185	13,098	10,156	6,392
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$35.42	$28.25	$31.83	$27.76	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11
Value at end of period	$40.87	$35.42	$28.25	$31.83	$27.76	$23.02	$24.09	$22.41	$16.26	$13.81
Number of accumulation units outstanding at end of period	66,090	64,135	61,231	58,345	56,809	47,514	51,532	44,788	29,370	14,433

CFI 146

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$34.12	$27.66	$27.74	$24.30	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89
Value at end of period	$39.93	$34.12	$27.66	$27.74	$24.30	$22.67	$21.71	$19.52	$16.10	$14.18
Number of accumulation units outstanding at end of period	1,183,664	1,198,725	1,167,699	1,126,384	1,113,816	982,257	895,627	794,854	797,658	552,458
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$41.75	$30.67	$31.96	$25.81	$24.22	$23.93	$21.57	$16.09	$13.96	$14.62
Value at end of period	$54.61	$41.75	$30.67	$31.96	$25.81	$24.22	$23.93	$21.57	$16.09	$13.96
Number of accumulation units outstanding at end of period	278,536	297,207	310,487	332,732	372,403	434,733	482,366	519,349	590,887	660,822
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$36.89	$29.41	$32.70	$28.36	$24.06	$26.06	$24.44	$18.99	$16.33	$16.61
Value at end of period	$36.94	$36.89	$29.41	$32.70	$28.36	$24.06	$26.06	$24.44	$18.99	$16.33
Number of accumulation units outstanding at end of period	25,021	23,735	30,973	30,934	30,346	41,026	50,956	56,576	59,203	53,764
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$55.07	$42.43	$43.24	$32.63	$32.40	$29.48	$27.34	$19.79	$16.78	$17.09
Value at end of period	$74.67	$55.07	$42.43	$43.24	$32.63	$32.40	$29.48	$27.34	$19.79	$16.78
Number of accumulation units outstanding at end of period	210,824	206,288	230,701	228,972	216,203	246,058	234,154	247,232	257,931	242,212
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.94	$17.33	$20.34	$16.03	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16
Value at end of period	$24.92	$21.94	$17.33	$20.34	$16.03	$15.86	$16.14	$16.45	$14.51	$12.31
Number of accumulation units outstanding at end of period	12,285	12,391	12,530	13,559	14,028	15,186	14,472	17,211	16,654	23,176
WANGER INTERNATIONAL
Value at beginning of period	$16.56	$12.84	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44
Value at end of period	$18.78	$16.56	$12.84	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85
Number of accumulation units outstanding at end of period	47,716	62,455	63,201	62,971	60,846	70,477	70,165	74,853	62,471	53,069
WANGER SELECT
Value at beginning of period	$34.71	$27.06	$31.14	$24.78	$22.04	$22.16	$21.66	$16.22	$13.81	$16.90
Value at end of period	$43.61	$34.71	$27.06	$31.14	$24.78	$22.04	$22.16	$21.66	$16.22	$13.81
Number of accumulation units outstanding at end of period	44,446	49,515	66,251	68,385	77,194	79,082	84,173	86,139	95,493	62,300
WANGER USA
Value at beginning of period	$39.04	$30.02	$30.71	$25.89	$22.95	$23.28	$22.40	$16.88	$14.18	$14.81
Value at end of period	$48.12	$39.04	$30.02	$30.71	$25.89	$22.95	$23.28	$22.40	$16.88	$14.18
Number of accumulation units outstanding at end of period	37,618	41,742	43,756	39,833	43,616	44,903	39,904	50,473	53,021	28,775
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$54.71	$43.08	$50.33	$45.69	$35.73	$37.74	$35.43	$25.87	$22.98	$23.68
Value at end of period	$54.91	$54.71	$43.08	$50.33	$45.69	$35.73	$37.74	$35.43	$25.87	$22.98
Number of accumulation units outstanding at end of period	13,089	14,137	14,641	15,919	15,611	15,550	15,988	14,818	15,445	9,696

TABLE 19
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$35.23	$26.54	$27.22	$21.54	$21.30	$20.96	$20.18	$15.10	$13.26	$14.11
Value at end of period	$47.44	$35.23	$26.54	$27.22	$21.54	$21.30	$20.96	$20.18	$15.10	$13.26
Number of accumulation units outstanding at end of period	11,643	7,379	7,534	7,308	14,633	13,321	8,374	9,786	10,060	8,945

CFI 147

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$29.54	$22.39	$22.04	$17.24	$16.15	$16.36	$14.47	$11.88	$10.77	$11.07
Value at end of period	$38.92	$29.54	$22.39	$22.04	$17.24	$16.15	$16.36	$14.47	$11.88	$10.77
Number of accumulation units outstanding at end of period	82,348	96,021	93,020	105,047	108,039	142,446	186,391	194,063	265,698	199,120
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$24.83	$19.99	$21.27	$17.63	$16.26	$16.88	$15.60	$12.13	$11.16	$11.04
Value at end of period	$28.05	$24.83	$19.99	$21.27	$17.63	$16.26	$16.88	$15.60	$12.13	$11.16
Number of accumulation units outstanding at end of period	115,493	138,542	158,002	196,942	222,064	271,386	334,337	350,731	398,801	307,773
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.98	$12.14	$12.56	$12.28	$11.83	$12.19	$11.98	$13.29	$12.57	$11.22
Value at end of period	$14.19	$12.98	$12.14	$12.56	$12.28	$11.83	$12.19	$11.98	$13.29	$12.57
Number of accumulation units outstanding at end of period	37,509	38,207	30,463	51,413	118,745	110,548	124,216	155,781	327,961	296,243
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.98	$10.29	$11.17	$9.87	$9.32	$9.67
Value at end of period	$12.26	$11.98	$10.29	$11.17	$9.87	$9.32
Number of accumulation units outstanding at end of period	28,871	20,110	15,101	18,861	25,434	1,226
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$23.76	$18.78	$20.29	$16.60	$14.88	$14.52	$13.45	$10.32	$8.89	$9.14
Value at end of period	$27.07	$23.76	$18.78	$20.29	$16.60	$14.88	$14.52	$13.45	$10.32	$8.89
Number of accumulation units outstanding at end of period	152,136	155,142	170,991	170,406	138,835	136,136	156,007	150,094	234,545	254,777
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$21.39	$16.49	$18.42	$14.65	$13.96	$13.72	$13.59	$10.60	$8.76	$10.31
Value at end of period	$29.15	$21.39	$16.49	$18.42	$14.65	$13.96	$13.72	$13.59	$10.60	$8.76
Number of accumulation units outstanding at end of period	11,684	19,363	22,157	22,256	20,545	31,954	20,787	23,918	44,881	40,921
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.09	$12.22	$12.34	$12.06	$11.84	$11.91	$11.38	$11.71	$11.15	$10.56
Value at end of period	$14.37	$13.09	$12.22	$12.34	$12.06	$11.84	$11.91	$11.38	$11.71	$11.15
Number of accumulation units outstanding at end of period	54,683	31,944	28,086	33,027	42,219	43,982	54,183	55,975	85,105	89,164
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$37.06	$29.18	$30.32	$24.25	$22.56	$21.60	$19.94	$15.02	$12.57	$13.33
Value at end of period	$50.63	$37.06	$29.18	$30.32	$24.25	$22.56	$21.60	$19.94	$15.02	$12.57
Number of accumulation units outstanding at end of period	244,179	264,285	284,057	307,042	345,287	379,217	487,442	529,707	927,583	1,035,804
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$31.83	$25.58	$26.60	$22.33	$19.87	$20.08	$18.22	$13.94	$12.50	$11.78
Value at end of period	$33.99	$31.83	$25.58	$26.60	$22.33	$19.87	$20.08	$18.22	$13.94	$12.50
Number of accumulation units outstanding at end of period	157,382	214,690	264,005	257,328	258,374	206,608	226,391	226,825	443,507	452,720
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$21.88	$19.11	$23.68	$21.41	$17.41	$19.58	$18.00	$12.56	$10.88	$11.74
Value at end of period	$22.53	$21.88	$19.11	$23.68	$21.41	$17.41	$19.58	$18.00	$12.56	$10.88
Number of accumulation units outstanding at end of period	49,416	68,104	73,026	88,648	109,199	133,810	147,479	126,217	77,648	62,050
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$25.37	$20.52	$23.98	$20.87	$18.21	$19.15	$17.41	$12.13	$10.17	$11.57
Value at end of period	$27.67	$25.37	$20.52	$23.98	$20.87	$18.21	$19.15	$17.41	$12.13	$10.17
Number of accumulation units outstanding at end of period	16,575	28,904	21,644	25,252	53,096	59,906	48,308	46,850	35,479	37,166
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.69	$11.47	$12.98	$9.99	$11.15	$11.70	$11.92	$9.60	$7.72	$8.40
Value at end of period	$15.67	$14.69	$11.47	$12.98	$9.99	$11.15	$11.70	$11.92	$9.60	$7.72
Number of accumulation units outstanding at end of period	26,137	32,951	27,775	35,649	44,125	47,746	35,209	27,633	44,933	37,155

CFI 148

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during October 2015)
Value at beginning of period	$14.49	$11.45	$12.13	$10.48	$9.16	$9.08
Value at end of period	$15.29	$14.49	$11.45	$12.13	$10.48	$9.16
Number of accumulation units outstanding at end of period	12,023	13,996	6,707	2,917	17,829	1,929
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$35.09	$28.45	$29.48	$26.55	$24.82	$25.59	$23.55	$20.13	$18.37	$17.72
Value at end of period	$40.10	$35.09	$28.45	$29.48	$26.55	$24.82	$25.59	$23.55	$20.13	$18.37
Number of accumulation units outstanding at end of period	37,009	38,077	42,194	42,477	49,113	55,701	58,439	69,557	94,322	116,153
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$20.80	$15.78	$16.61	$15.65	$14.94	$14.35	$11.12	$10.88	$9.48	$9.87
Value at end of period	$20.03	$20.80	$15.78	$16.61	$15.65	$14.94	$14.35	$11.12	$10.88	$9.48
Number of accumulation units outstanding at end of period	9,012	26,105	17,139	27,668	26,810	28,619	20,526	5,785	9,087	2,181
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.97	$9.28	$10.62
Value at end of period	$12.54	$11.97	$9.28
Number of accumulation units outstanding at end of period	21,576	24,478	19,647
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$21.20	$16.28	$18.97	$16.88	$14.94	$15.89	$14.31	$10.68	$9.25	$9.74
Value at end of period	$22.38	$21.20	$16.28	$18.97	$16.88	$14.94	$15.89	$14.31	$10.68	$9.25
Number of accumulation units outstanding at end of period	4,897	5,892	5,649	5,832	10,933	12,223	19,635	11,022	20,656	24,038
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2013)
Value at beginning of period	$17.43	$13.76	$16.83	$15.19	$11.69	$12.61	$12.06	$11.31
Value at end of period	$17.03	$17.43	$13.76	$16.83	$15.19	$11.69	$12.61	$12.06
Number of accumulation units outstanding at end of period	2,843	10,412	9,972	20,356	6,523	5,734	10,803	572
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$78.18	$59.92	$64.55	$53.42	$49.88	$49.97	$45.02	$34.58	$29.96	$31.00
Value at end of period	$101.21	$78.18	$59.92	$64.55	$53.42	$49.88	$49.97	$45.02	$34.58	$29.96
Number of accumulation units outstanding at end of period	253,747	276,548	298,761	363,988	433,823	478,842	558,194	600,310	1,000,920	1,116,432
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.17	$36.53	$40.18	$35.89	$30.67	$32.21	$29.88	$23.52	$20.22	$20.19
Value at end of period	$48.84	$46.17	$36.53	$40.18	$35.89	$30.67	$32.21	$29.88	$23.52	$20.22
Number of accumulation units outstanding at end of period	123,050	132,300	130,856	154,122	194,391	224,952	244,080	267,747	354,942	391,909
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$58.57	$43.98	$44.43	$33.16	$33.18	$31.22	$28.29	$20.93	$18.40	$18.52
Value at end of period	$83.57	$58.57	$43.98	$44.43	$33.16	$33.18	$31.22	$28.29	$20.93	$18.40
Number of accumulation units outstanding at end of period	208,808	223,883	234,779	252,297	261,540	307,323	364,061	376,622	630,571	778,909
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.93	$22.84	$27.04	$20.93	$22.23	$21.64	$23.74	$18.36	$15.33	$18.67
Value at end of period	$33.17	$28.93	$22.84	$27.04	$20.93	$22.23	$21.64	$23.74	$18.36	$15.33
Number of accumulation units outstanding at end of period	25,856	29,794	27,764	33,013	48,939	42,131	40,123	44,259	68,007	106,236
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$41.47	$33.10	$38.32	$34.93	$27.06	$29.46	$29.55	$21.87	$18.63	$19.53
Value at end of period	$43.25	$41.47	$33.10	$38.32	$34.93	$27.06	$29.46	$29.55	$21.87	$18.63
Number of accumulation units outstanding at end of period	28,090	31,722	34,637	43,632	66,830	67,201	84,779	97,961	148,848	179,324

CFI 149

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$100.80	$82.00	$94.13	$70.44	$66.46	$77.99	$82.63	$76.91	$64.18	$79.04
Value at end of period	$117.17	$100.80	$82.00	$94.13	$70.44	$66.46	$77.99	$82.63	$76.91	$64.18
Number of accumulation units outstanding at end of period	60,136	69,815	77,441	85,840	87,264	96,010	115,730	134,579	216,286	215,906
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.01
Number of accumulation units outstanding at end of period	8,817
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$24.24	$19.43	$22.26	$19.52	$17.57	$18.53	$17.88	$13.96	$12.75	$13.72
Value at end of period	$14.10	$24.24	$19.43	$22.26	$19.52	$17.57	$18.53	$17.88	$13.96	$12.75
Number of accumulation units outstanding at end of period	0	5,806	4,357	4,218	5,011	5,262	5,039	6,168	10,089	11,937
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$53.37	$40.84	$47.45	$35.01	$35.28	$34.24	$33.75	$26.74	$22.24	$24.46
Value at end of period	$67.55	$53.37	$40.84	$47.45	$35.01	$35.28	$34.24	$33.75	$26.74	$22.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	258
INVESCO OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME FUND (SERIES I)
Value at beginning of period	$24.76	$22.54	$23.78	$22.56	$21.36	$22.04	$21.62	$21.83	$19.39	$19.39
Value at end of period	$25.39	$24.76	$22.54	$23.78	$22.56	$21.36	$22.04	$21.62	$21.83	$19.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$32.69	$26.07	$29.32	$25.90	$22.13	$23.72	$21.37	$15.28	$13.06	$13.47
Value at end of period	$38.87	$32.69	$26.07	$29.32	$25.90	$22.13	$23.72	$21.37	$15.28	$13.06
Number of accumulation units outstanding at end of period	21,241	22,952	21,259	26,873	36,720	59,324	62,838	68,079	46,866	53,134
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$93.00	$68.58	$71.77	$56.84	$56.06	$53.84	$50.07	$36.04	$37.17
Value at end of period	$131.27	$93.00	$68.58	$71.77	$56.84	$56.06	$53.84	$50.07	$36.04
Number of accumulation units outstanding at end of period	17,991	20,565	21,314	22,366	27,770	32,797	37,749	36,778	47,093
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$21.33	$16.68	$18.57	$16.55	$15.13	$16.20	$15.11	$11.79	$10.44	$10.53
Value at end of period	$24.08	$21.33	$16.68	$18.57	$16.55	$15.13	$16.20	$15.11	$11.79	$10.44
Number of accumulation units outstanding at end of period	73,486	76,694	69,922	78,800	93,868	103,061	112,910	121,050	164,930	184,224
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$19.42	$13.04	$13.86	$10.52	$10.43	$11.29
Value at end of period	$26.20	$19.42	$13.04	$13.86	$10.52	$10.43
Number of accumulation units outstanding at end of period	67,252	36,461	30,098	14,094	2,606	16,076
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$72.01	$59.24	$59.35	$50.54	$48.72	$48.84	$45.39	$38.10	$33.82	$33.56
Value at end of period	$81.62	$72.01	$59.24	$59.35	$50.54	$48.72	$48.84	$45.39	$38.10	$33.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$71.59	$53.29	$53.97	$42.72	$38.34	$37.17	$33.32	$25.38	$21.83	$22.33
Value at end of period	$84.81	$71.59	$53.29	$53.97	$42.72	$38.34	$37.17	$33.32	$25.38	$21.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	140	140

CFI 150

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$32.08	$29.53	$30.08	$29.28	$28.82	$29.00	$27.87	$28.15	$26.20	$24.76
Value at end of period	$35.14	$32.08	$29.53	$30.08	$29.28	$28.82	$29.00	$27.87	$28.15	$26.20
Number of accumulation units outstanding at end of period	0	0	0	54	1	1	1	1	1	1
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$40.42	$31.59	$34.21	$27.16	$26.84	$27.70	$26.00	$20.42	$17.15	$20.05
Value at end of period	$48.12	$40.42	$31.59	$34.21	$27.16	$26.84	$27.70	$26.00	$20.42	$17.15
Number of accumulation units outstanding at end of period	4	4	4	4	4	4	4	4	83	83
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$52.02	$38.71	$40.08	$31.61	$31.72	$30.36	$27.10	$20.97	$17.83	$18.99
Value at end of period	$68.57	$52.02	$38.71	$40.08	$31.61	$31.72	$30.36	$27.10	$20.97	$17.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.57	$19.05	$23.08	$21.20	$16.95	$17.73	$17.02	$12.66	$11.00	$11.30
Value at end of period	$23.82	$23.57	$19.05	$23.08	$21.20	$16.95	$17.73	$17.02	$12.66	$11.00
Number of accumulation units outstanding at end of period	18,479	22,526	24,666	34,346	34,989	35,201	46,533	56,748	83,154	67,440
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$26.28	$21.61	$25.65	$24.22	$20.98	$21.99	$19.89	$15.39	$13.55	$14.24
Value at end of period	$26.70	$26.28	$21.61	$25.65	$24.22	$20.98	$21.99	$19.89	$15.39	$13.55
Number of accumulation units outstanding at end of period	43,278	48,938	55,725	59,893	74,451	79,451	103,207	116,289	314,284	369,791
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.76	$10.30	$10.27	$10.10	$10.12
Value at end of period	$10.98	$10.76	$10.30	$10.27	$10.10
Number of accumulation units outstanding at end of period	12,548	10,401	8,214	1,495	1,478
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.24	$10.40	$10.50	$10.27	$10.12	$10.22	$9.73	$9.56
Value at end of period	$12.12	$11.24	$10.40	$10.50	$10.27	$10.12	$10.22	$9.73
Number of accumulation units outstanding at end of period	154,422	185,182	244,235	290,255	279,620	226,445	172,723	79,530
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$25.11	$20.16	$21.63	$18.42	$16.91	$17.15	$15.68	$11.46	$10.43	$10.85
Value at end of period	$29.68	$25.11	$20.16	$21.63	$18.42	$16.91	$17.15	$15.68	$11.46	$10.43
Number of accumulation units outstanding at end of period	18,668	18,961	16,150	18,111	16,164	21,071	26,325	25,904	38,957	44,935
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$21.54	$17.98	$18.90	$16.85	$16.06	$16.28	$15.20	$13.18	$11.94	$12.27
Value at end of period	$24.83	$21.54	$17.98	$18.90	$16.85	$16.06	$16.28	$15.20	$13.18	$11.94
Number of accumulation units outstanding at end of period	33,556	40,548	43,412	44,022	53,579	63,314	82,914	81,254	163,026	195,165
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during July 2015)
Value at beginning of period	$5.91	$5.32	$6.25	$6.15	$5.42	$6.82
Value at end of period	$5.90	$5.91	$5.32	$6.25	$6.15	$5.42
Number of accumulation units outstanding at end of period	6,792	9,262	670	1,295	2,693	216
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.47	$15.31	$15.79	$15.37	$14.73	$15.27	$14.94	$16.60	$15.39	$13.90
Value at end of period	$18.24	$16.47	$15.31	$15.79	$15.37	$14.73	$15.27	$14.94	$16.60	$15.39
Number of accumulation units outstanding at end of period	94,147	109,646	113,759	114,495	134,813	154,404	216,239	265,363	482,222	439,230

CFI 151

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$22.43	$19.77	$20.62	$19.39	$17.12	$17.97	$18.11	$16.30	$14.16	$14.53
Value at end of period	$22.79	$22.43	$19.77	$20.62	$19.39	$17.12	$17.97	$18.11	$16.30	$14.16
Number of accumulation units outstanding at end of period	25,041	29,123	27,065	39,085	38,537	42,123	64,768	61,334	86,662	68,300
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during May 2015)
Value at beginning of period	$10.78	$10.16	$10.19	$9.98	$9.94	$10.00
Value at end of period	$11.55	$10.78	$10.16	$10.19	$9.98	$9.94
Number of accumulation units outstanding at end of period	105,978	55,452	59,830	73,129	95,464	61,159
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$22.14	$22.19	$22.10	$21.77	$20.67	$21.78	$21.62	$21.33	$18.58	$19.19
Value at end of period	$20.98	$22.14	$22.19	$22.10	$21.77	$20.67	$21.78	$21.62	$21.33	$18.58
Number of accumulation units outstanding at end of period	200,985	224,657	249,158	290,821	315,482	361,702	454,160	507,281	740,227	708,559
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during March 2017)
Value at beginning of period	$12.79	$10.27	$12.78	$10.91
Value at end of period	$15.26	$12.79	$10.27	$12.78
Number of accumulation units outstanding at end of period	7,781	211	3,445	1,927
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$4.71	$3.33	$3.83	$3.52	$2.43	$3.34	$3.68	$7.63	$8.76	$9.85
Value at end of period	$2.83	$4.71	$3.33	$3.83	$3.52	$2.43	$3.34	$3.68	$7.63	$8.76
Number of accumulation units outstanding at end of period	0	78,834	26,974	47,366	81,544	33,511	74,233	35,846	63,903	34,967
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.63
Number of accumulation units outstanding at end of period	23,517
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$35.97	$30.46	$32.97	$28.99	$27.11	$27.86	$26.45	$22.86	$20.29	$20.73
Value at end of period	$39.54	$35.97	$30.46	$32.97	$28.99	$27.11	$27.86	$26.45	$22.86	$20.29
Number of accumulation units outstanding at end of period	233,890	244,824	269,121	290,592	334,238	375,251	386,823	420,303	509,261	579,153
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.91	$11.69	$12.65	$10.69	$9.64	$9.65
Value at end of period	$16.54	$14.91	$11.69	$12.65	$10.69	$9.64
Number of accumulation units outstanding at end of period	19,863	20,141	18,683	19,405	16,275	7,286
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.10	$15.05	$15.49	$14.24	$13.51	$14.09	$14.30	$15.02	$14.04	$13.66
Value at end of period	$17.43	$16.10	$15.05	$15.49	$14.24	$13.51	$14.09	$14.30	$15.02	$14.04
Number of accumulation units outstanding at end of period	105,766	120,740	122,924	124,516	7,059	7,401	215,658	254,381	408,264	520,265
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.17	$10.92	$12.08	$9.85	$9.37	$10.02
Value at end of period	$12.95	$13.17	$10.92	$12.08	$9.85	$9.37
Number of accumulation units outstanding at end of period	105,127	125,399	115,854	135,102	148,434	180,652

CFI 152

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.70	$10.83	$11.77	$10.32	$9.75	$10.23
Value at end of period	$14.63	$12.70	$10.83	$11.77	$10.32	$9.75
Number of accumulation units outstanding at end of period	3,262	3,537	1,058	16	89	31
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2016)
Value at beginning of period	$12.02	$11.52	$11.52	$11.44	$11.56
Value at end of period	$12.36	$12.02	$11.52	$11.52	$11.44
Number of accumulation units outstanding at end of period	625	625	996	752	432
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.88	$13.73	$13.63	$13.67	$13.76	$13.87	$13.99	$14.11	$14.22	$14.34
Value at end of period	$13.80	$13.88	$13.73	$13.63	$13.67	$13.76	$13.87	$13.99	$14.11	$14.22
Number of accumulation units outstanding at end of period	481,133	434,705	347,304	368,629	476,322	418,772	476,255	520,334	775,269	962,863
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$40.42	$31.63	$33.39	$27.98	$25.71	$26.30	$23.96	$18.49	$16.11	$16.29
Value at end of period	$46.99	$40.42	$31.63	$33.39	$27.98	$25.71	$26.30	$23.96	$18.49	$16.11
Number of accumulation units outstanding at end of period	972,043	1,107,956	1,216,568	1,345,339	1,475,984	1,636,824	1,830,797	2,004,196	2,057,235	2,300,921
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2019)
Value at beginning of period	$14.19	$13.72
Value at end of period	$14.91	$14.19
Number of accumulation units outstanding at end of period	128,600	168,465
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$23.40	$20.48	$21.34	$20.27	$17.83	$18.36	$18.30	$17.47	$15.45	$14.93
Value at end of period	$24.51	$23.40	$20.48	$21.34	$20.27	$17.83	$18.36	$18.30	$17.47	$15.45
Number of accumulation units outstanding at end of period	12	9	41,070	41,155	39,996	44,108	47,111	51,132	93,032	69,062
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$54.84	$42.53	$46.03	$37.24	$34.06	$34.06	$30.17	$22.89	$20.17	$20.36
Value at end of period	$63.02	$54.84	$42.53	$46.03	$37.24	$34.06	$34.06	$30.17	$22.89	$20.17
Number of accumulation units outstanding at end of period	153,001	159,773	160,768	171,623	192,071	231,271	254,006	280,990	663,926	722,676
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$53.79	$42.69	$50.26	$44.63	$38.10	$39.12	$36.02	$26.99	$23.13	$23.60
Value at end of period	$57.73	$53.79	$42.69	$50.26	$44.63	$38.10	$39.12	$36.02	$26.99	$23.13
Number of accumulation units outstanding at end of period	94,050	107,567	112,632	126,021	144,888	163,478	184,929	205,748	563,136	632,017
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.73	$31.24	$35.97	$33.00	$26.14	$27.24	$26.05	$18.41	$16.52	$16.79
Value at end of period	$39.42	$37.73	$31.24	$35.97	$33.00	$26.14	$27.24	$26.05	$18.41	$16.52
Number of accumulation units outstanding at end of period	65,441	70,402	79,368	90,614	107,403	119,734	139,402	151,326	341,962	386,222
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$27.88	$25.60	$25.96	$24.92	$24.09	$24.15	$22.84	$23.06	$21.26	$19.94
Value at end of period	$29.80	$27.88	$25.60	$25.96	$24.92	$24.09	$24.15	$22.84	$23.06	$21.26
Number of accumulation units outstanding at end of period	318,538	323,495	345,291	386,677	479,957	537,387	329,713	345,648	565,573	603,778
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.60	$9.64	$11.27	$9.10	$9.10	$9.26	$9.93	$8.24	$7.00	$8.04
Value at end of period	$12.41	$11.60	$9.64	$11.27	$9.10	$9.10	$9.26	$9.93	$8.24	$7.00
Number of accumulation units outstanding at end of period	62,112	69,825	65,428	53,911	79,172	59,283	70,467	78,444	114,778	135,054

CFI 153

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$31.87	$24.21	$24.78	$19.26	$18.69	$17.72	$15.73	$12.11	$10.34	$10.32
Value at end of period	$41.35	$31.87	$24.21	$24.78	$19.26	$18.69	$17.72	$15.73	$12.11	$10.34
Number of accumulation units outstanding at end of period	358,162	440,717	465,077	502,219	544,628	653,440	638,608	422,232	512,821	520,953
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$18.98	$15.30	$16.74	$14.87	$13.16	$13.90	$12.73	$9.81	$8.63	$8.40
Value at end of period	$20.00	$18.98	$15.30	$16.74	$14.87	$13.16	$13.90	$12.73	$9.81	$8.63
Number of accumulation units outstanding at end of period	346,281	384,669	429,973	478,008	537,071	618,890	768,193	753,226	1,092,165	1,329,537
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$41.58	$32.42	$35.34	$28.50	$26.79	$26.88	$24.91	$19.03	$16.81	$17.04
Value at end of period	$58.19	$41.58	$32.42	$35.34	$28.50	$26.79	$26.88	$24.91	$19.03	$16.81
Number of accumulation units outstanding at end of period	98,517	106,649	115,219	131,119	97,600	116,587	130,085	150,017	128,066	112,532
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$46.97	$34.87	$35.51	$27.29	$25.82	$24.20	$21.58	$16.49	$14.52	$14.06
Value at end of period	$64.48	$46.97	$34.87	$35.51	$27.29	$25.82	$24.20	$21.58	$16.49	$14.52
Number of accumulation units outstanding at end of period	80,075	75,184	87,774	80,271	64,517	26,374	38,229	24,280	41,107	26,639
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.13	$20.06	$20.96	$17.24	$15.68	$15.49	$13.83	$10.56	$9.22	$9.07
Value at end of period	$31.57	$26.13	$20.06	$20.96	$17.24	$15.68	$15.49	$13.83	$10.56	$9.22
Number of accumulation units outstanding at end of period	101,641	111,823	113,439	100,064	130,883	126,337	111,186	86,112	114,521	87,375
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$30.60	$24.57	$26.60	$23.70	$20.73	$21.72	$19.53	$14.98	$13.03	$13.07
Value at end of period	$30.70	$30.60	$24.57	$26.60	$23.70	$20.73	$21.72	$19.53	$14.98	$13.03
Number of accumulation units outstanding at end of period	29,427	29,841	29,281	29,550	27,377	28,899	25,041	19,856	19,806	17,663
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$42.20	$31.63	$33.72	$27.34	$25.82	$26.24	$23.82	$17.81	$15.55	$16.04
Value at end of period	$56.28	$42.20	$31.63	$33.72	$27.34	$25.82	$26.24	$23.82	$17.81	$15.55
Number of accumulation units outstanding at end of period	13,269	15,715	16,588	10,297	13,118	11,345	12,946	9,953	14,178	17,037
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.22	$19.57	$21.77	$18.61	$16.55	$17.17	$15.37	$11.55	$9.95	$10.23
Value at end of period	$29.18	$25.22	$19.57	$21.77	$18.61	$16.55	$17.17	$15.37	$11.55	$9.95
Number of accumulation units outstanding at end of period	79,761	87,382	86,261	112,182	103,950	63,291	67,772	77,727	94,416	88,858
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.18	$19.48	$22.15	$19.55	$16.28	$17.20	$16.53	$12.01	$10.44	$10.96
Value at end of period	$28.66	$24.18	$19.48	$22.15	$19.55	$16.28	$17.20	$16.53	$12.01	$10.44
Number of accumulation units outstanding at end of period	56,679	56,265	54,207	53,430	52,808	55,898	71,889	82,384	93,430	98,853
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.49	$19.65	$23.55	$20.01	$17.79	$18.11	$17.29	$12.54	$10.98	$10.98
Value at end of period	$30.68	$24.49	$19.65	$23.55	$20.01	$17.79	$18.11	$17.29	$12.54	$10.98
Number of accumulation units outstanding at end of period	27,535	38,239	42,719	60,757	64,203	78,660	72,217	65,830	76,436	77,145
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$71.88	$57.43	$68.83	$62.38	$50.53	$51.37	$48.63	$35.60	$31.35	$32.43
Value at end of period	$80.02	$71.88	$57.43	$68.83	$62.38	$50.53	$51.37	$48.63	$35.60	$31.35
Number of accumulation units outstanding at end of period	50,012	57,506	60,723	71,887	69,205	69,116	77,999	88,990	183,198	201,089
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$19.85	$16.95	$18.14	$15.86	$15.11	$15.25	$14.57	$12.63	$11.23	$11.69
Value at end of period	$22.35	$19.85	$16.95	$18.14	$15.86	$15.11	$15.25	$14.57	$12.63	$11.23
Number of accumulation units outstanding at end of period	245,607	280,871	248,851	268,521	348,364	396,471	490,009	470,495	586,555	627,871

CFI 154

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.61	$17.87	$19.67	$16.61	$15.76	$15.98	$15.25	$12.78	$11.20	$11.84
Value at end of period	$24.52	$21.61	$17.87	$19.67	$16.61	$15.76	$15.98	$15.25	$12.78	$11.20
Number of accumulation units outstanding at end of period	146,011	159,826	126,842	125,889	158,769	190,230	238,315	232,790	286,876	350,483
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.39	$18.23	$20.48	$17.03	$16.15	$16.44	$15.63	$12.77	$11.15	$11.86
Value at end of period	$25.82	$22.39	$18.23	$20.48	$17.03	$16.15	$16.44	$15.63	$12.77	$11.15
Number of accumulation units outstanding at end of period	216,223	242,547	227,413	245,318	277,239	288,621	337,320	339,961	386,928	454,772
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$22.01	$17.83	$20.10	$16.66	$15.79	$16.06	$15.25	$12.45	$10.87	$11.55
Value at end of period	$25.32	$22.01	$17.83	$20.10	$16.66	$15.79	$16.06	$15.25	$12.45	$10.87
Number of accumulation units outstanding at end of period	32,072	38,852	20,660	15,931	15,677	13,042	12,060	8,777	6,499	3,879
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$16.34	$13.79	$14.91	$13.10	$12.43	$12.59	$11.94	$10.41	$9.24	$9.55
Value at end of period	$18.30	$16.34	$13.79	$14.91	$13.10	$12.43	$12.59	$11.94	$10.41	$9.24
Number of accumulation units outstanding at end of period	4,083	3,689	1,152	666	2,335	3,531	8,026	7,719	3,290	2,976
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.33	$15.45	$16.07	$14.83	$14.32	$14.42	$13.76	$12.97	$11.92	$11.97
Value at end of period	$19.24	$17.33	$15.45	$16.07	$14.83	$14.32	$14.42	$13.76	$12.97	$11.92
Number of accumulation units outstanding at end of period	77,728	92,684	68,860	110,111	186,610	218,081	76,994	89,600	85,713	89,840
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$15.36	$13.48	$14.20	$12.98	$12.37	$12.52	$11.96	$11.01	$9.92	$10.07
Value at end of period	$16.96	$15.36	$13.48	$14.20	$12.98	$12.37	$12.52	$11.96	$11.01	$9.92
Number of accumulation units outstanding at end of period	22,090	20,581	10,161	10,761	7,978	16,073	14,670	12,986	6,705	5,233
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$29.56	$25.97	$27.29	$24.90	$23.76	$24.01	$22.71	$20.43	$18.35	$18.18
Value at end of period	$32.37	$29.56	$25.97	$27.29	$24.90	$23.76	$24.01	$22.71	$20.43	$18.35
Number of accumulation units outstanding at end of period	65,371	63,054	57,669	45,013	38,268	40,994	52,698	50,138	65,165	59,962
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$33.27	$27.32	$30.05	$25.71	$24.25	$24.75	$23.42	$19.30	$16.93	$17.58
Value at end of period	$37.74	$33.27	$27.32	$30.05	$25.71	$24.25	$24.75	$23.42	$19.30	$16.93
Number of accumulation units outstanding at end of period	73,931	73,836	69,040	80,428	81,748	96,132	100,205	102,790	149,559	177,328
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$31.18	$26.37	$28.31	$24.94	$23.58	$23.92	$22.61	$19.56	$17.37	$17.62
Value at end of period	$34.86	$31.18	$26.37	$28.31	$24.94	$23.58	$23.92	$22.61	$19.56	$17.37
Number of accumulation units outstanding at end of period	31,236	30,034	23,445	27,097	29,497	38,968	59,910	65,457	81,174	84,516
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.70	$12.76	$12.91	$12.61	$12.43	$12.51	$11.93	$12.35	$11.99	$11.28
Value at end of period	$14.56	$13.70	$12.76	$12.91	$12.61	$12.43	$12.51	$11.93	$12.35	$11.99
Number of accumulation units outstanding at end of period	47,129	25,018	18,728	14,206	14,596	18,129	20,164	19,479	37,982	35,917
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.78	$33.02	$38.88	$35.29	$28.69	$29.44	$26.40	$20.27	$17.57	$18.30
Value at end of period	$43.91	$42.78	$33.02	$38.88	$35.29	$28.69	$29.44	$26.40	$20.27	$17.57
Number of accumulation units outstanding at end of period	34,968	36,724	43,134	52,181	58,749	54,789	67,183	76,952	92,662	79,174
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$52.44	$38.18	$39.25	$30.88	$29.56	$31.40	$30.35	$22.04	$18.58	$18.33
Value at end of period	$69.29	$52.44	$38.18	$39.25	$30.88	$29.56	$31.40	$30.35	$22.04	$18.58
Number of accumulation units outstanding at end of period	63,911	73,372	68,575	73,726	78,296	88,611	115,506	131,576	194,465	234,209

CFI 155

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.95	$13.70	$15.11	$13.75	$13.75	$14.07	$12.44	$12.07	$9.65	$10.26
Value at end of period	$15.99	$16.95	$13.70	$15.11	$13.75	$13.75	$14.07	$12.44	$12.07	$9.65
Number of accumulation units outstanding at end of period	43,304	47,966	66,168	83,450	103,842	128,213	141,097	148,874	219,034	221,527
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$21.75	$17.12	$18.70	$17.93	$17.34	$16.99	$13.20	$13.04	$11.38	$10.48
Value at end of period	$20.16	$21.75	$17.12	$18.70	$17.93	$17.34	$16.99	$13.20	$13.04	$11.38
Number of accumulation units outstanding at end of period	56,088	68,207	78,527	98,350	153,285	187,278	224,084	245,796	398,169	345,317
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$46.59	$35.31	$39.14	$32.46	$30.20	$29.58	$26.44	$19.79	$17.78	$18.81
Value at end of period	$56.11	$46.59	$35.31	$39.14	$32.46	$30.20	$29.58	$26.44	$19.79	$17.78
Number of accumulation units outstanding at end of period	11,969	12,109	15,265	15,574	17,441	17,446	19,596	17,056	24,468	33,072
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.48	$17.18	$21.07	$19.15	$15.62	$16.23	$15.69	$11.30	$9.98	$10.35
Value at end of period	$22.24	$20.48	$17.18	$21.07	$19.15	$15.62	$16.23	$15.69	$11.30	$9.98
Number of accumulation units outstanding at end of period	1,298	1,444	4,448	6,646	12,324	25,450	17,346	16,681	16,883	24,662
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$29.41	$23.69	$27.27	$23.37	$20.01	$21.46	$19.83	$14.82	$12.59	$12.97
Value at end of period	$29.03	$29.41	$23.69	$27.27	$23.37	$20.01	$21.46	$19.83	$14.82	$12.59
Number of accumulation units outstanding at end of period	41,592	44,242	47,075	51,249	56,640	70,335	83,032	94,022	178,077	192,605
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.16	$21.13	$23.54	$21.40	$18.72	$18.59	$17.85	$14.40	$12.88	$13.13
Value at end of period	$27.43	$25.16	$21.13	$23.54	$21.40	$18.72	$18.59	$17.85	$14.40	$12.88
Number of accumulation units outstanding at end of period	217,167	229,743	246,264	282,360	4,452	5,064	447,251	396,535	567,491	641,967
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.10	$21.11	$24.63	$21.81	$18.34	$19.06	$17.46	$13.15	$11.58	$11.93
Value at end of period	$26.63	$26.10	$21.11	$24.63	$21.81	$18.34	$19.06	$17.46	$13.15	$11.58
Number of accumulation units outstanding at end of period	28,075	31,571	32,201	44,452	45,854	47,912	36,353	42,525	54,916	70,195
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$31.18	$23.86	$27.72	$20.48	$20.61	$19.96	$19.68	$15.61	$12.94	$14.20
Value at end of period	$39.50	$31.18	$23.86	$27.72	$20.48	$20.61	$19.96	$19.68	$15.61	$12.94
Number of accumulation units outstanding at end of period	376,588	423,881	442,235	489,251	7,703	8,378	670,738	742,356	1,185,795	1,382,994
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.16	$23.86	$28.91	$20.39	$18.21	$21.81	$21.79	$23.32	$19.74	$24.36
Value at end of period	$41.22	$31.16	$23.86	$28.91	$20.39	$18.21	$21.81	$21.79	$23.32	$19.74
Number of accumulation units outstanding at end of period	21,457	24,829	22,676	32,157	44,501	42,774	44,702	49,048	83,549	87,365
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$43.26	$34.57	$39.71	$35.22	$30.97	$32.21	$28.25	$21.66	$18.20	$18.03
Value at end of period	$43.02	$43.26	$34.57	$39.71	$35.22	$30.97	$32.21	$28.25	$21.66	$18.20
Number of accumulation units outstanding at end of period	20,768	24,553	30,744	37,119	40,197	58,032	64,891	67,543	82,359	69,870
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$35.16	$28.06	$31.63	$27.60	$22.89	$23.97	$22.31	$16.20	$13.76	$14.07
Value at end of period	$40.55	$35.16	$28.06	$31.63	$27.60	$22.89	$23.97	$22.31	$16.20	$13.76
Number of accumulation units outstanding at end of period	29,798	29,752	32,316	41,855	56,153	41,225	45,111	37,725	41,836	24,633
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$33.87	$27.47	$27.57	$24.15	$22.54	$21.61	$19.43	$16.04	$14.13	$13.85
Value at end of period	$39.62	$33.87	$27.47	$27.57	$24.15	$22.54	$21.61	$19.43	$16.04	$14.13
Number of accumulation units outstanding at end of period	945,661	1,015,652	997,114	1,076,417	1,322,855	1,350,763	1,306,268	1,525,312	2,253,958	2,160,104

CFI 156

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$41.48	$30.49	$31.78	$25.68	$24.11	$23.07	$20.81	$15.52	$13.93	$14.59
Value at end of period	$54.23	$41.48	$30.49	$31.78	$25.68	$24.11	$23.07	$20.81	$15.52	$13.93
Number of accumulation units outstanding at end of period	263,732	310,757	324,936	336,133	7,380	8,135	441,390	476,948	626,492	722,973
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$36.53	$29.15	$32.42	$28.13	$23.88	$25.87	$24.28	$18.88	$16.24	$16.53
Value at end of period	$36.57	$36.53	$29.15	$32.42	$28.13	$23.88	$25.87	$24.28	$18.88	$16.24
Number of accumulation units outstanding at end of period	47,501	54,808	60,154	61,972	99,865	94,433	118,320	127,647	173,229	182,117
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$75.76	$58.40	$59.55	$44.96	$44.67	$40.66	$37.72	$27.32	$23.17	$23.62
Value at end of period	$102.68	$75.76	$58.40	$59.55	$44.96	$44.67	$40.66	$37.72	$27.32	$23.17
Number of accumulation units outstanding at end of period	113,538	129,233	140,148	142,877	157,044	179,130	180,920	192,543	402,708	448,410
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.78	$17.21	$20.21	$15.94	$15.78	$16.06	$16.38	$14.45	$12.27	$14.12
Value at end of period	$24.72	$21.78	$17.21	$20.21	$15.94	$15.78	$16.06	$16.38	$14.45	$12.27
Number of accumulation units outstanding at end of period	9,963	15,483	14,505	16,229	13,104	17,646	21,142	21,234	34,542	37,592
WANGER INTERNATIONAL
Value at beginning of period	$16.45	$12.77	$15.64	$11.87	$12.14	$12.23	$12.91	$10.64	$8.83	$10.42
Value at end of period	$18.66	$16.45	$12.77	$15.64	$11.87	$12.14	$12.23	$12.91	$10.64	$8.83
Number of accumulation units outstanding at end of period	86,714	99,173	104,536	134,703	145,585	188,357	219,155	233,371	287,113	259,694
WANGER SELECT
Value at beginning of period	$34.44	$26.86	$30.93	$24.63	$21.91	$22.04	$21.55	$16.15	$13.75	$16.85
Value at end of period	$43.25	$34.44	$26.86	$30.93	$24.63	$21.91	$22.04	$21.55	$16.15	$13.75
Number of accumulation units outstanding at end of period	69,695	78,443	81,938	93,919	105,772	123,767	155,860	178,817	291,971	343,889
WANGER USA
Value at beginning of period	$38.74	$29.80	$30.50	$25.72	$22.82	$23.16	$22.29	$16.81	$14.12	$14.76
Value at end of period	$47.72	$38.74	$29.80	$30.50	$25.72	$22.82	$23.16	$22.29	$16.81	$14.12
Number of accumulation units outstanding at end of period	50,965	64,336	77,917	63,535	66,622	78,578	94,434	110,916	150,414	183,421
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$54.19	$42.69	$49.90	$45.31	$35.46	$37.47	$35.20	$25.71	$22.85	$23.56
Value at end of period	$54.35	$54.19	$42.69	$49.90	$45.31	$35.46	$37.47	$35.20	$25.71	$22.85
Number of accumulation units outstanding at end of period	35,799	41,326	38,833	47,162	48,500	55,199	67,657	74,900	125,164	130,373

TABLE 20
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$35.05	$26.41	$27.10	$21.46	$21.23	$20.91	$20.13	$15.07	$13.24	$14.10
Value at end of period	$47.16	$35.05	$26.41	$27.10	$21.46	$21.23	$20.91	$20.13	$15.07	$13.24
Number of accumulation units outstanding at end of period	829	1,037	889	810	81	17	0	0	0	0
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$29.37	$22.27	$21.94	$17.16	$16.09	$16.31	$14.43	$11.85	$10.76	$11.06
Value at end of period	$38.68	$29.37	$22.27	$21.94	$17.16	$16.09	$16.31	$14.43	$11.85	$10.76
Number of accumulation units outstanding at end of period	823	992	2,284	2,039	1,430	1,389	1,235	2,742	2,223	2,167

CFI 157

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$24.69	$19.88	$21.17	$17.56	$16.20	$16.83	$15.56	$12.10	$11.14	$11.03
Value at end of period	$27.88	$24.69	$19.88	$21.17	$17.56	$16.20	$16.83	$15.56	$12.10	$11.14
Number of accumulation units outstanding at end of period	3,119	2,848	3,007	2,631	1,362	1,456	1,366	1,271	723	1,046
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.91	$12.08	$12.50	$12.24	$11.79	$12.16	$11.95	$13.27	$12.55	$11.21
Value at end of period	$14.11	$12.91	$12.08	$12.50	$12.24	$11.79	$12.16	$11.95	$13.27	$12.55
Number of accumulation units outstanding at end of period	859	815	767	547	884	884	3,298	4,556	8,560	11,764
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during February 2016)
Value at beginning of period	$11.95	$10.28	$11.16	$9.86	$9.04
Value at end of period	$12.23	$11.95	$10.28	$11.16	$9.86
Number of accumulation units outstanding at end of period	3,163	1,795	2,132	1,652	1,048
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$23.62	$18.68	$20.20	$16.53	$14.83	$14.48	$13.41	$10.30	$8.87	$9.12
Value at end of period	$26.90	$23.62	$18.68	$20.20	$16.53	$14.83	$14.48	$13.41	$10.30	$8.87
Number of accumulation units outstanding at end of period	4,474	5,262	4,921	4,540	1,371	1,234	360	116	0	0
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$21.26	$16.40	$18.33	$14.58	$13.91	$13.68	$13.55	$10.57	$8.74	$10.30
Value at end of period	$28.97	$21.26	$16.40	$18.33	$14.58	$13.91	$13.68	$13.55	$10.57	$8.74
Number of accumulation units outstanding at end of period	1,287	966	1,335	1,043	760	323	72	72	72	584
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.01	$12.16	$12.28	$12.01	$11.79	$11.87	$11.35	$11.68	$11.13	$10.55
Value at end of period	$14.28	$13.01	$12.16	$12.28	$12.01	$11.79	$11.87	$11.35	$11.68	$11.13
Number of accumulation units outstanding at end of period	397	317	463	347	324	198	733	413	208	97
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$36.77	$28.96	$30.12	$24.10	$22.43	$21.48	$19.84	$14.96	$12.52	$13.28
Value at end of period	$50.21	$36.77	$28.96	$30.12	$24.10	$22.43	$21.48	$19.84	$14.96	$12.52
Number of accumulation units outstanding at end of period	32,009	35,504	41,829	39,946	26,709	26,326	28,649	33,748	37,654	13,592
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$31.58	$25.39	$26.42	$22.19	$19.75	$19.98	$18.14	$13.88	$12.45	$11.74
Value at end of period	$33.71	$31.58	$25.39	$26.42	$22.19	$19.75	$19.98	$18.14	$13.88	$12.45
Number of accumulation units outstanding at end of period	18,937	18,859	21,898	22,016	17,013	15,535	10,575	11,977	13,839	14,561
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$21.78	$19.03	$23.58	$21.34	$17.36	$19.54	$17.97	$12.55	$10.87	$11.74
Value at end of period	$22.41	$21.78	$19.03	$23.58	$21.34	$17.36	$19.54	$17.97	$12.55	$10.87
Number of accumulation units outstanding at end of period	1,822	1,113	1,327	1,308	635	635	856	1,048	983	797
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$37.11	$30.03	$35.11	$30.57	$26.69	$28.08	$25.54	$17.81	$14.94	$17.16
Value at end of period	$40.46	$37.11	$30.03	$35.11	$30.57	$26.69	$28.08	$25.54	$17.81	$14.94
Number of accumulation units outstanding at end of period	955	1,705	2,036	2,198	1,472	1,457	911	991	514	335
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.60	$11.40	$12.91	$9.94	$11.11	$11.66	$11.88	$9.57	$7.70	$8.38
Value at end of period	$15.56	$14.60	$11.40	$12.91	$9.94	$11.11	$11.66	$11.88	$9.57	$7.70
Number of accumulation units outstanding at end of period	71	1,958	1,508	1,015	988	2,926	1,490	6,136	1,297	908

CFI 158

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during January 2017)
Value at beginning of period	$14.46	$11.43	$12.12	$10.59
Value at end of period	$15.25	$14.46	$11.43	$12.12
Number of accumulation units outstanding at end of period	544	760	588	379
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$15.42	$12.42	$11.61	$9.38	$10.08	$10.80
Value at end of period	$18.26	$15.42	$12.42	$11.61	$9.38	$10.08
Number of accumulation units outstanding at end of period	2,196	1,672	1,494	1,273	1,575	3,420
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.83	$20.95	$21.72	$19.57	$18.31	$18.89	$17.39	$14.87	$13.58	$13.10
Value at end of period	$29.51	$25.83	$20.95	$21.72	$19.57	$18.31	$18.89	$17.39	$14.87	$13.58
Number of accumulation units outstanding at end of period	2,256	2,285	2,350	2,412	2,431	2,853	3,122	3,159	5,099	10,814
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during December 2020)
Value at beginning of period	$12.37
Value at end of period	$12.73
Number of accumulation units outstanding at end of period	1,110
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$20.71	$15.72	$16.56	$15.60	$14.91	$14.33	$11.10	$10.87	$9.48	$8.65
Value at end of period	$19.93	$20.71	$15.72	$16.56	$15.60	$14.91	$14.33	$11.10	$10.87	$9.48
Number of accumulation units outstanding at end of period	1,067	1,301	2,426	2,910	4,210	2,387	2,043	367	383	16
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.96	$9.27	$10.62
Value at end of period	$12.52	$11.96	$9.27
Number of accumulation units outstanding at end of period	1,404	1,612	1,417
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$21.07	$16.19	$18.88	$16.81	$14.89	$15.84	$14.27	$10.66	$9.23	$9.73
Value at end of period	$22.24	$21.07	$16.19	$18.88	$16.81	$14.89	$15.84	$14.27	$10.66	$9.23
Number of accumulation units outstanding at end of period	1	1	9	413	390	363	349	3	0	0
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$53.29	$40.86	$44.04	$36.46	$34.07	$34.14	$30.78	$23.65	$20.50	$21.22
Value at end of period	$68.95	$53.29	$40.86	$44.04	$36.46	$34.07	$34.14	$30.78	$23.65	$20.50
Number of accumulation units outstanding at end of period	71,538	75,807	82,649	96,153	98,811	112,062	124,531	131,553	143,636	102,144
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.03	$25.36	$27.90	$24.94	$21.32	$22.40	$20.79	$16.37	$14.08	$14.07
Value at end of period	$33.87	$32.03	$25.36	$27.90	$24.94	$21.32	$22.40	$20.79	$16.37	$14.08
Number of accumulation units outstanding at end of period	21,759	20,814	20,522	18,992	11,880	12,555	13,128	14,664	17,857	22,647
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.84	$32.18	$32.53	$24.29	$24.32	$22.89	$20.75	$15.36	$13.51	$13.61
Value at end of period	$61.09	$42.84	$32.18	$32.53	$24.29	$24.32	$22.89	$20.75	$15.36	$13.51
Number of accumulation units outstanding at end of period	19,390	17,630	17,944	17,096	10,097	11,832	14,164	15,664	26,912	32,500
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.88	$18.07	$21.40	$16.57	$17.62	$17.15	$18.83	$14.57	$12.17	$14.83
Value at end of period	$26.21	$22.88	$18.07	$21.40	$16.57	$17.62	$17.15	$18.83	$14.57	$12.17
Number of accumulation units outstanding at end of period	3,898	2,555	2,577	2,648	2,535	3,855	4,365	4,206	4,776	6,354

CFI 159

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$41.09	$32.81	$38.01	$34.66	$26.86	$29.27	$29.36	$21.75	$18.54	$19.43
Value at end of period	$42.83	$41.09	$32.81	$38.01	$34.66	$26.86	$29.27	$29.36	$21.75	$18.54
Number of accumulation units outstanding at end of period	2,462	3,290	3,196	3,100	2,670	2,590	6,341	6,359	4,065	4,097
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$99.83	$81.24	$93.31	$69.86	$65.95	$77.43	$82.08	$76.43	$63.82	$78.63
Value at end of period	$115.98	$99.83	$81.24	$93.31	$69.86	$65.95	$77.43	$82.08	$76.43	$63.82
Number of accumulation units outstanding at end of period	1,894	2,133	2,300	2,306	1,852	1,892	3,255	4,658	6,026	6,336
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.00
Number of accumulation units outstanding at end of period	27
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$24.11	$19.34	$22.17	$19.44	$17.52	$18.47	$17.84	$13.93	$12.74	$13.71
Value at end of period	$14.02	$24.11	$19.34	$22.17	$19.44	$17.52	$18.47	$17.84	$13.93	$12.74
Number of accumulation units outstanding at end of period	0	8	3	0	0	0	0	0	21	127
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$32.45	$25.89	$29.13	$25.75	$22.01	$23.60	$21.28	$15.22	$13.02	$13.43
Value at end of period	$38.57	$32.45	$25.89	$29.13	$25.75	$22.01	$23.60	$21.28	$15.22	$13.02
Number of accumulation units outstanding at end of period	1,019	1,243	2,453	2,610	2,672	4,792	5,228	4,476	3,074	3,594
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$92.64	$68.35	$71.57	$56.71	$55.95	$53.76	$50.03	$36.02	$37.17
Value at end of period	$130.69	$92.64	$68.35	$71.57	$56.71	$55.95	$53.76	$50.03	$36.02
Number of accumulation units outstanding at end of period	127	126	202	260	260	263	264	259	257
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$21.11	$16.52	$18.40	$16.40	$15.01	$16.07	$15.00	$11.71	$10.37	$10.47
Value at end of period	$23.82	$21.11	$16.52	$18.40	$16.40	$15.01	$16.07	$15.00	$11.71	$10.37
Number of accumulation units outstanding at end of period	6,491	8,542	8,546	8,879	10,027	11,889	12,133	15,116	12,522	6,563
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during April 2017)
Value at beginning of period	$19.36	$13.01	$13.83	$11.48
Value at end of period	$26.11	$19.36	$13.01	$13.83
Number of accumulation units outstanding at end of period	2,429	1,926	1,900	1,876
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$49.68	$40.90	$40.99	$34.92	$33.69	$33.78	$31.41	$26.38	$23.43	$23.26
Value at end of period	$56.29	$49.68	$40.90	$40.99	$34.92	$33.69	$33.78	$31.41	$26.38	$23.43
Number of accumulation units outstanding at end of period	60	60	60	60	60	60	61	61	61	61
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$64.23	$47.83	$48.47	$38.38	$34.47	$33.43	$29.98	$22.85	$19.66	$20.12
Value at end of period	$76.05	$64.23	$47.83	$48.47	$38.38	$34.47	$33.43	$29.98	$22.85	$19.66
Number of accumulation units outstanding at end of period	28	28	28	28	28	28	28	28	28	28
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$25.82	$23.78	$24.24	$23.60	$23.24	$23.40	$22.50	$22.73	$21.18	$20.02
Value at end of period	$28.27	$25.82	$23.78	$24.24	$23.60	$23.24	$23.40	$22.50	$22.73	$21.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 160

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$26.67	$20.85	$22.59	$17.95	$17.74	$18.32	$17.21	$13.52	$11.36	$13.29
Value at end of period	$31.73	$26.67	$20.85	$22.59	$17.95	$17.74	$18.32	$17.21	$13.52	$11.36
Number of accumulation units outstanding at end of period	57	57	57	57	57	57	57	57	57	57
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$35.96	$26.78	$27.73	$21.88	$21.97	$21.04	$18.79	$14.55	$12.38	$13.19
Value at end of period	$47.38	$35.96	$26.78	$27.73	$21.88	$21.97	$21.04	$18.79	$14.55	$12.38
Number of accumulation units outstanding at end of period	35	35	35	35	35	35	35	35	35	35
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.43	$18.95	$22.97	$21.11	$16.89	$17.67	$16.97	$12.63	$10.98	$11.29
Value at end of period	$23.67	$23.43	$18.95	$22.97	$21.11	$16.89	$17.67	$16.97	$12.63	$10.98
Number of accumulation units outstanding at end of period	174	283	250	215	0	256	257	3,114	2,663	2,655
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$26.04	$21.42	$25.44	$24.03	$20.83	$21.85	$19.77	$15.30	$13.48	$14.17
Value at end of period	$26.45	$26.04	$21.42	$25.44	$24.03	$20.83	$21.85	$19.77	$15.30	$13.48
Number of accumulation units outstanding at end of period	3,223	3,434	3,732	3,967	3,943	3,907	5,195	5,521	6,793	8,788
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2017)
Value at beginning of period	$10.74	$10.29	$10.26	$10.21
Value at end of period	$10.96	$10.74	$10.29	$10.26
Number of accumulation units outstanding at end of period	241	1,086	622	210
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2016)
Value at beginning of period	$11.20	$10.38	$10.48	$10.25	$10.18
Value at end of period	$12.08	$11.20	$10.38	$10.48	$10.25
Number of accumulation units outstanding at end of period	3,041	2,684	2,407	890	285
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$24.94	$20.03	$21.50	$18.32	$16.82	$17.07	$15.62	$11.42	$10.41	$10.83
Value at end of period	$29.47	$24.94	$20.03	$21.50	$18.32	$16.82	$17.07	$15.62	$11.42	$10.41
Number of accumulation units outstanding at end of period	1,150	1,185	1,160	1,074	478	478	484	1,185	478	956
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$21.33	$17.81	$18.74	$16.71	$15.93	$16.16	$15.10	$13.10	$11.88	$12.21
Value at end of period	$24.57	$21.33	$17.81	$18.74	$16.71	$15.93	$16.16	$15.10	$13.10	$11.88
Number of accumulation units outstanding at end of period	3,725	3,798	4,047	4,266	5,600	5,546	5,584	8,621	7,822	16,004
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during August 2017)
Value at beginning of period	$5.89	$5.31	$6.24	$5.83
Value at end of period	$5.88	$5.89	$5.31	$6.24
Number of accumulation units outstanding at end of period	0	0	412	329
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.34	$15.20	$15.69	$15.27	$14.65	$15.19	$14.87	$16.53	$15.34	$13.86
Value at end of period	$18.09	$16.34	$15.20	$15.69	$15.27	$14.65	$15.19	$14.87	$16.53	$15.34
Number of accumulation units outstanding at end of period	4,572	5,372	5,219	5,162	4,649	10,994	11,614	15,383	15,272	16,471
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$22.25	$19.62	$20.48	$19.27	$17.02	$17.87	$18.02	$16.23	$14.11	$14.48
Value at end of period	$22.60	$22.25	$19.62	$20.48	$19.27	$17.02	$17.87	$18.02	$16.23	$14.11
Number of accumulation units outstanding at end of period	2,571	2,825	3,856	3,129	3,328	3,332	3,570	2,451	2,550	2,758

CFI 161

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.76	$10.14	$10.18	$9.97	$10.12
Value at end of period	$11.52	$10.76	$10.14	$10.18	$9.97
Number of accumulation units outstanding at end of period	1,657	90	54	7	7
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$32.74	$32.83	$32.71	$32.25	$30.63	$32.28	$32.07	$31.65	$27.58	$28.51
Value at end of period	$31.01	$32.74	$32.83	$32.71	$32.25	$30.63	$32.28	$32.07	$31.65	$27.58
Number of accumulation units outstanding at end of period	3,140	3,063	4,943	4,710	4,468	4,151	4,412	5,553	4,893	8,695
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during November 2018)
Value at beginning of period	$12.77	$10.26	$11.13
Value at end of period	$15.22	$12.77	$10.26
Number of accumulation units outstanding at end of period	2,052	1,296	1,226
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$4.69	$3.32	$3.81	$3.51	$2.42	$3.33	$3.67	$7.63	$8.75	$10.51
Value at end of period	$2.82	$4.69	$3.32	$3.81	$3.51	$2.42	$3.33	$3.67	$7.63	$8.75
Number of accumulation units outstanding at end of period	0	5,308	6,932	2,105	6,604	2,123	763	251	510	460
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.62
Number of accumulation units outstanding at end of period	1,648
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$25.86	$21.90	$23.72	$20.86	$19.53	$20.08	$19.07	$16.49	$14.64	$14.97
Value at end of period	$28.40	$25.86	$21.90	$23.72	$20.86	$19.53	$20.08	$19.07	$16.49	$14.64
Number of accumulation units outstanding at end of period	64,555	75,476	80,976	94,238	72,243	77,687	88,395	94,511	115,055	72,857
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2017)
Value at beginning of period	$14.87	$11.67	$12.63	$11.57
Value at end of period	$16.49	$14.87	$11.67	$12.63
Number of accumulation units outstanding at end of period	5	303	154	2,443
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.97	$14.94	$15.38	$14.15	$13.43	$14.17	$14.23	$14.96	$13.99	$13.61
Value at end of period	$17.29	$15.97	$14.94	$15.38	$14.15	$13.43	$14.17	$14.23	$14.96	$13.99
Number of accumulation units outstanding at end of period	9,408	9,689	9,950	10,554	9,948	10,674	15,552	18,487	22,159	22,164
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.14	$10.90	$12.06	$9.84	$9.36	$10.02
Value at end of period	$12.92	$13.14	$10.90	$12.06	$9.84	$9.36
Number of accumulation units outstanding at end of period	9,603	10,936	10,244	10,370	9,558	11,796
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2016)
Value at beginning of period	$12.67	$10.80	$11.75	$10.31	$9.53
Value at end of period	$14.58	$12.67	$10.80	$11.75	$10.31
Number of accumulation units outstanding at end of period	0	0	0	0	565

CFI 162

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during November 2018)
Value at beginning of period	$17.19	$16.49	$16.15
Value at end of period	$17.68	$17.19	$16.49
Number of accumulation units outstanding at end of period	158	111	66
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.68	$12.55	$12.47	$12.50	$12.59	$12.70	$12.82	$12.93	$13.04	$13.16
Value at end of period	$12.60	$12.68	$12.55	$12.47	$12.50	$12.59	$12.70	$12.82	$12.93	$13.04
Number of accumulation units outstanding at end of period	97,061	84,325	73,560	73,450	45,895	50,846	71,832	73,733	71,661	67,860
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.75	$20.16	$21.29	$17.86	$16.41	$16.80	$15.31	$11.82	$10.31	$10.43
Value at end of period	$29.93	$25.75	$20.16	$21.29	$17.86	$16.41	$16.80	$15.31	$11.82	$10.31
Number of accumulation units outstanding at end of period	454,978	509,417	563,644	635,431	82,726	90,106	95,255	109,590	129,851	197,096
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.14	$13.72
Value at end of period	$14.85	$14.14
Number of accumulation units outstanding at end of period	3,832	4,456
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$23.23	$20.34	$21.21	$20.15	$17.74	$18.27	$18.22	$17.41	$15.40	$14.88
Value at end of period	$24.32	$23.23	$20.34	$21.21	$20.15	$17.74	$18.27	$18.22	$17.41	$15.40
Number of accumulation units outstanding at end of period	235	221	1,100	1,373	840	669	647	852	777	914
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.96	$27.13	$29.37	$23.78	$21.76	$21.77	$19.29	$14.65	$12.91	$13.04
Value at end of period	$40.16	$34.96	$27.13	$29.37	$23.78	$21.76	$21.77	$19.29	$14.65	$12.91
Number of accumulation units outstanding at end of period	25,918	26,527	31,039	31,148	24,131	26,793	30,088	31,567	32,402	49,281
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$53.21	$42.25	$49.77	$44.22	$37.76	$38.80	$35.73	$26.80	$22.97	$23.45
Value at end of period	$57.08	$53.21	$42.25	$49.77	$44.22	$37.76	$38.80	$35.73	$26.80	$22.97
Number of accumulation units outstanding at end of period	32,106	35,368	37,938	39,651	35,944	40,274	43,851	49,853	56,306	44,199
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.32	$30.92	$35.61	$32.69	$25.91	$27.01	$25.85	$18.28	$16.41	$16.68
Value at end of period	$38.98	$37.32	$30.92	$35.61	$32.69	$25.91	$27.01	$25.85	$18.28	$16.41
Number of accumulation units outstanding at end of period	31,804	32,692	34,369	35,437	32,862	37,236	41,455	43,391	46,476	47,531
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.29	$22.31	$22.64	$21.74	$21.03	$21.09	$19.95	$20.16	$18.59	$17.45
Value at end of period	$25.95	$24.29	$22.31	$22.64	$21.74	$21.03	$21.09	$19.95	$20.16	$18.59
Number of accumulation units outstanding at end of period	48,774	57,600	51,469	56,342	44,115	47,912	37,381	38,780	49,600	37,958
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.54	$9.58	$11.21	$9.06	$9.07	$9.23	$9.90	$8.23	$6.99	$8.03
Value at end of period	$12.34	$11.54	$9.58	$11.21	$9.06	$9.07	$9.23	$9.90	$8.23	$6.99
Number of accumulation units outstanding at end of period	4,419	6,080	6,079	6,357	4,155	3,946	4,301	4,403	4,784	8,800
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$31.72	$24.11	$24.69	$19.20	$18.64	$17.68	$15.70	$12.10	$10.34	$10.32
Value at end of period	$41.14	$31.72	$24.11	$24.69	$19.20	$18.64	$17.68	$15.70	$12.10	$10.34
Number of accumulation units outstanding at end of period	17,445	17,815	21,139	22,202	19,054	19,301	22,687	9,922	12,489	22,840
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$18.85	$15.20	$16.64	$14.79	$13.10	$13.83	$12.68	$9.78	$8.60	$8.38
Value at end of period	$19.85	$18.85	$15.20	$16.64	$14.79	$13.10	$13.83	$12.68	$9.78	$8.60
Number of accumulation units outstanding at end of period	32,772	35,320	36,631	37,327	24,420	27,810	30,846	24,281	13,002	16,038

CFI 163

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$41.20	$32.14	$35.05	$28.28	$26.60	$26.70	$24.75	$18.92	$16.72	$16.96
Value at end of period	$57.62	$41.20	$32.14	$35.05	$28.28	$26.60	$26.70	$24.75	$18.92	$16.72
Number of accumulation units outstanding at end of period	8,270	9,508	9,478	9,173	8,219	8,282	8,975	10,135	2,931	2,449
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during February 2018)
Value at beginning of period	$13.06	$10.57	$13.85
Value at end of period	$14.99	$13.06	$10.57
Number of accumulation units outstanding at end of period	69	1,361	451
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$46.72	$34.70	$35.36	$27.18	$25.74	$24.13	$21.53	$16.46	$14.51	$14.05
Value at end of period	$64.11	$46.72	$34.70	$35.36	$27.18	$25.74	$24.13	$21.53	$16.46	$14.51
Number of accumulation units outstanding at end of period	4,472	3,859	1,997	1,798	162	624	525	1,408	1,408	5,121
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.98	$19.96	$20.86	$17.17	$15.62	$15.43	$13.79	$10.54	$9.20	$9.05
Value at end of period	$31.37	$25.98	$19.96	$20.86	$17.17	$15.62	$15.43	$13.79	$10.54	$9.20
Number of accumulation units outstanding at end of period	3,829	2,982	2,756	1,189	1,760	488	663	4,070	2,995	10,391
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$30.44	$24.45	$26.49	$23.61	$20.66	$21.66	$19.48	$14.95	$13.01	$13.06
Value at end of period	$30.53	$30.44	$24.45	$26.49	$23.61	$20.66	$21.66	$19.48	$14.95	$13.01
Number of accumulation units outstanding at end of period	850	837	817	3,112	1,073	367	351	302	281	256
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$41.97	$31.48	$33.57	$27.24	$25.73	$26.17	$23.77	$17.78	$15.53	$16.02
Value at end of period	$55.95	$41.97	$31.48	$33.57	$27.24	$25.73	$26.17	$23.77	$17.78	$15.53
Number of accumulation units outstanding at end of period	292	429	426	677	586	861	1,522	1,285	2,835	2,835
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.07	$19.47	$21.66	$18.53	$16.49	$17.12	$15.33	$11.52	$9.93	$10.22
Value at end of period	$28.99	$25.07	$19.47	$21.66	$18.53	$16.49	$17.12	$15.33	$11.52	$9.93
Number of accumulation units outstanding at end of period	865	1,082	1,025	825	25	25	10	10	10	10
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.04	$19.38	$22.04	$19.46	$16.21	$17.14	$16.48	$11.99	$10.42	$10.95
Value at end of period	$28.48	$24.04	$19.38	$22.04	$19.46	$16.21	$17.14	$16.48	$11.99	$10.42
Number of accumulation units outstanding at end of period	1,473	1,443	1,556	1,494	558	337	35	30	1,923	1,918
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.26	$19.48	$23.36	$19.85	$17.67	$17.99	$17.19	$12.47	$10.92	$10.93
Value at end of period	$30.38	$24.26	$19.48	$23.36	$19.85	$17.67	$17.99	$17.19	$12.47	$10.92
Number of accumulation units outstanding at end of period	1,865	1,739	1,622	1,608	1,647	563	1,295	1,119	1,125	1,414
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$49.29	$39.40	$47.25	$42.84	$34.72	$35.31	$33.45	$24.50	$21.59	$22.34
Value at end of period	$54.84	$49.29	$39.40	$47.25	$42.84	$34.72	$35.31	$33.45	$24.50	$21.59
Number of accumulation units outstanding at end of period	16,069	18,520	20,273	21,274	23,472	25,770	26,181	30,774	32,492	10,780
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$19.71	$16.84	$18.02	$15.77	$15.03	$15.18	$14.51	$12.58	$11.19	$11.66
Value at end of period	$22.18	$19.71	$16.84	$18.02	$15.77	$15.03	$15.18	$14.51	$12.58	$11.19
Number of accumulation units outstanding at end of period	31,986	52,344	60,650	24,182	13,291	14,789	25,251	33,807	26,424	27,622
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.45	$17.75	$19.54	$16.51	$15.68	$15.90	$15.18	$12.73	$11.16	$11.80
Value at end of period	$24.33	$21.45	$17.75	$19.54	$16.51	$15.68	$15.90	$15.18	$12.73	$11.16
Number of accumulation units outstanding at end of period	59,454	57,352	51,999	42,903	15,682	15,629	17,522	17,069	17,515	26,337

CFI 164

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.23	$18.10	$20.35	$16.94	$16.06	$16.36	$15.56	$12.72	$11.11	$11.82
Value at end of period	$25.62	$22.23	$18.10	$20.35	$16.94	$16.06	$16.36	$15.56	$12.72	$11.11
Number of accumulation units outstanding at end of period	36,481	32,792	29,539	27,131	9,445	10,031	10,273	11,119	11,639	11,737
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$21.90	$17.75	$20.02	$16.61	$15.74	$16.03	$15.22	$12.43	$10.86	$10.67
Value at end of period	$25.18	$21.90	$17.75	$20.02	$16.61	$15.74	$16.03	$15.22	$12.43	$10.86
Number of accumulation units outstanding at end of period	9,905	9,476	9,325	5,892	2,444	2,125	2,105	1,697	616	36
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$16.24	$13.72	$14.84	$13.05	$12.38	$12.55	$11.91	$10.39	$9.22	$9.54
Value at end of period	$18.18	$16.24	$13.72	$14.84	$13.05	$12.38	$12.55	$11.91	$10.39	$9.22
Number of accumulation units outstanding at end of period	1,483	1,733	1,662	1,636	1,636	1,611	1,509	1,770	1,638	1,421
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.20	$15.34	$15.97	$14.74	$14.24	$14.35	$13.70	$12.92	$11.88	$11.94
Value at end of period	$19.09	$17.20	$15.34	$15.97	$14.74	$14.24	$14.35	$13.70	$12.92	$11.88
Number of accumulation units outstanding at end of period	16,792	19,750	30,965	12,698	7,170	12,647	7,467	6,363	5,132	4,132
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$15.27	$13.40	$14.13	$12.92	$12.32	$12.48	$12.22
Value at end of period	$16.85	$15.27	$13.40	$14.13	$12.92	$12.32	$12.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,497
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.05	$20.26	$21.30	$19.44	$18.56	$18.77	$17.76	$15.99	$14.36	$14.24
Value at end of period	$25.23	$23.05	$20.26	$21.30	$19.44	$18.56	$18.77	$17.76	$15.99	$14.36
Number of accumulation units outstanding at end of period	1,663	1,663	1,992	10,184	1,112	1,256	1,256	1,378	1,381	27,964
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.22	$19.07	$20.99	$17.97	$16.96	$17.31	$16.39	$13.52	$11.86	$12.33
Value at end of period	$26.32	$23.22	$19.07	$20.99	$17.97	$16.96	$17.31	$16.39	$13.52	$11.86
Number of accumulation units outstanding at end of period	6,787	7,520	8,297	8,732	9,201	10,396	10,446	14,654	15,771	18,683
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.00	$19.46	$20.90	$18.42	$17.43	$17.69	$16.73	$14.48	$12.86	$13.05
Value at end of period	$25.69	$23.00	$19.46	$20.90	$18.42	$17.43	$17.69	$16.73	$14.48	$12.86
Number of accumulation units outstanding at end of period	12,950	12,892	13,002	12,998	13,580	13,650	15,406	12,810	12,595	12,883
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.62	$12.69	$12.85	$12.56	$12.38	$12.47	$11.90	$12.32	$11.97	$11.27
Value at end of period	$14.47	$13.62	$12.69	$12.85	$12.56	$12.38	$12.47	$11.90	$12.32	$11.97
Number of accumulation units outstanding at end of period	12,504	11,951	11,665	7,504	7,047	4,509	3,094	131	1,171	5,619
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2012)
Value at beginning of period	$33.64	$25.89	$27.39	$22.75	$20.56	$20.52	$18.27	$13.96	$12.42
Value at end of period	$39.38	$33.64	$25.89	$27.39	$22.75	$20.56	$20.52	$18.27	$13.96
Number of accumulation units outstanding at end of period	7,560	13,167	14,253	14,831	12,203	16,136	19,294	20,768	20,071
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.40	$32.74	$38.57	$35.03	$28.49	$29.26	$26.25	$20.16	$17.48	$18.22
Value at end of period	$43.50	$42.40	$32.74	$38.57	$35.03	$28.49	$29.26	$26.25	$20.16	$17.48
Number of accumulation units outstanding at end of period	421	375	327	273	158	0	4	30	122	511

CFI 165

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$51.98	$37.86	$38.95	$30.65	$29.36	$31.20	$30.17	$21.93	$18.49	$18.25
Value at end of period	$68.64	$51.98	$37.86	$38.95	$30.65	$29.36	$31.20	$30.17	$21.93	$18.49
Number of accumulation units outstanding at end of period	10,236	10,742	10,676	10,950	11,521	14,949	16,766	17,436	14,990	19,458
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.85	$13.63	$15.04	$13.70	$13.70	$14.02	$12.40	$12.04	$9.64	$10.25
Value at end of period	$15.89	$16.85	$13.63	$15.04	$13.70	$13.70	$14.02	$12.40	$12.04	$9.64
Number of accumulation units outstanding at end of period	4,943	7,201	11,680	11,943	11,509	13,269	13,890	9,921	12,274	11,256
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$21.61	$17.01	$18.59	$17.83	$17.26	$16.92	$13.14	$13.00	$11.35	$10.46
Value at end of period	$20.01	$21.61	$17.01	$18.59	$17.83	$17.26	$16.92	$13.14	$13.00	$11.35
Number of accumulation units outstanding at end of period	2,342	5,283	5,970	5,633	5,190	5,138	6,449	5,083	3,590	2,322
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$46.17	$35.01	$38.82	$32.22	$29.99	$29.38	$26.28	$19.68	$17.69	$18.73
Value at end of period	$55.57	$46.17	$35.01	$38.82	$32.22	$29.99	$29.38	$26.28	$19.68	$17.69
Number of accumulation units outstanding at end of period	711	903	903	903	916	1,355	1,371	1,366	2,114	2,061
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.34	$17.07	$20.94	$19.05	$15.54	$16.16	$15.63	$11.27	$9.95	$10.32
Value at end of period	$22.08	$20.34	$17.07	$20.94	$19.05	$15.54	$16.16	$15.63	$11.27	$9.95
Number of accumulation units outstanding at end of period	1,676	1,637	1,610	1,518	490	354	547	164	158	151
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$29.15	$23.49	$27.06	$23.20	$19.87	$21.33	$19.72	$14.74	$12.53	$12.92
Value at end of period	$28.76	$29.15	$23.49	$27.06	$23.20	$19.87	$21.33	$19.72	$14.74	$12.53
Number of accumulation units outstanding at end of period	21,960	26,623	30,151	31,193	30,842	35,151	36,753	38,234	43,190	43,309
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.94	$20.95	$23.35	$21.25	$18.60	$19.16	$17.75	$14.33	$12.82	$13.08
Value at end of period	$27.18	$24.94	$20.95	$23.35	$21.25	$18.60	$19.16	$17.75	$14.33	$12.82
Number of accumulation units outstanding at end of period	10,741	10,846	12,232	14,922	12,657	12,970	16,268	13,104	18,986	26,491
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.91	$20.96	$24.48	$21.69	$18.25	$18.97	$17.38	$13.10	$11.54	$11.90
Value at end of period	$26.42	$25.91	$20.96	$24.48	$21.69	$18.25	$18.97	$17.38	$13.10	$11.54
Number of accumulation units outstanding at end of period	464	699	703	588	220	694	864	961	961	1,053
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$30.91	$23.66	$27.51	$20.33	$20.47	$19.84	$19.56	$15.53	$12.88	$14.14
Value at end of period	$39.14	$30.91	$23.66	$27.51	$20.33	$20.47	$19.84	$19.56	$15.53	$12.88
Number of accumulation units outstanding at end of period	77,516	79,542	82,190	81,916	75,361	87,528	93,242	101,861	116,938	92,366
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.94	$23.70	$28.73	$20.27	$18.11	$21.70	$21.70	$23.23	$19.68	$24.29
Value at end of period	$40.90	$30.94	$23.70	$28.73	$20.27	$18.11	$21.70	$21.70	$23.23	$19.68
Number of accumulation units outstanding at end of period	1,526	3,392	2,887	2,240	1,872	2,267	3,240	4,027	6,272	6,290
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.88	$34.29	$39.40	$34.96	$30.76	$32.00	$28.08	$21.54	$18.11	$17.95
Value at end of period	$42.62	$42.88	$34.29	$39.40	$34.96	$30.76	$32.00	$28.08	$21.54	$18.11
Number of accumulation units outstanding at end of period	7,184	7,234	7,636	7,830	7,155	8,438	8,585	10,396	10,162	9,427
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.91	$27.87	$31.43	$27.44	$22.77	$23.86	$22.22	$16.13	$13.72	$14.03
Value at end of period	$40.23	$34.91	$27.87	$31.43	$27.44	$22.77	$23.86	$22.22	$16.13	$13.72
Number of accumulation units outstanding at end of period	1,085	1,226	1,108	492	366	941	675	620	397	448

CFI 166

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$33.62	$27.28	$27.39	$24.01	$22.42	$21.51	$19.35	$15.98	$14.08	$13.81
Value at end of period	$39.31	$33.62	$27.28	$27.39	$24.01	$22.42	$21.51	$19.35	$15.98	$14.08
Number of accumulation units outstanding at end of period	43,155	38,698	34,163	42,441	20,130	20,620	18,100	19,536	14,914	11,329
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$41.12	$30.24	$31.54	$25.50	$23.95	$23.69	$21.38	$15.96	$13.86	$14.53
Value at end of period	$53.73	$41.12	$30.24	$31.54	$25.50	$23.95	$23.69	$21.38	$15.96	$13.86
Number of accumulation units outstanding at end of period	16,632	17,655	18,591	19,628	17,760	18,877	22,276	25,090	32,317	52,401
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$36.28	$28.96	$32.22	$27.97	$23.76	$25.76	$24.19	$18.81	$16.19	$16.49
Value at end of period	$36.30	$36.28	$28.96	$32.22	$27.97	$23.76	$25.76	$24.19	$18.81	$16.19
Number of accumulation units outstanding at end of period	11,179	12,233	12,103	11,719	3,911	3,280	3,569	3,758	3,335	3,385
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$52.33	$40.36	$41.17	$31.10	$30.91	$28.15	$26.13	$18.93	$16.07	$16.39
Value at end of period	$70.88	$52.33	$40.36	$41.17	$31.10	$30.91	$28.15	$26.13	$18.93	$16.07
Number of accumulation units outstanding at end of period	19,833	21,331	22,674	24,191	23,160	23,235	22,139	20,363	17,689	6,582
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.62	$17.09	$20.08	$15.85	$15.69	$15.99	$16.31	$14.40	$12.23	$14.08
Value at end of period	$24.53	$21.62	$17.09	$20.08	$15.85	$15.69	$15.99	$16.31	$14.40	$12.23
Number of accumulation units outstanding at end of period	884	2,304	2,500	2,042	3,398	1,260	1,475	322	639	387
WANGER INTERNATIONAL
Value at beginning of period	$16.35	$12.69	$15.56	$11.81	$12.09	$12.19	$12.86	$10.61	$8.80	$10.41
Value at end of period	$18.53	$16.35	$12.69	$15.56	$11.81	$12.09	$12.19	$12.86	$10.61	$8.80
Number of accumulation units outstanding at end of period	843	1,831	1,953	1,836	2,585	2,475	1,754	1,978	2,199	2,447
WANGER SELECT
Value at beginning of period	$34.17	$26.67	$30.72	$24.47	$21.78	$21.93	$21.45	$16.08	$13.70	$16.79
Value at end of period	$42.89	$34.17	$26.67	$30.72	$24.47	$21.78	$21.93	$21.45	$16.08	$13.70
Number of accumulation units outstanding at end of period	926	1,113	1,091	1,057	1,218	1,360	1,349	2,008	2,144	2,156
WANGER USA
Value at beginning of period	$38.44	$29.58	$30.29	$25.56	$22.69	$23.03	$22.18	$16.73	$14.07	$14.71
Value at end of period	$47.32	$38.44	$29.58	$30.29	$25.56	$22.69	$23.03	$22.18	$16.73	$14.07
Number of accumulation units outstanding at end of period	590	1,196	1,188	944	1,098	1,103	370	376	2,935	2,802
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during October 2019)
Value at beginning of period	$16.44	$14.57
Value at end of period	$20.93	$16.44
Number of accumulation units outstanding at end of period	110	42
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$53.66	$42.30	$49.47	$44.94	$35.19	$37.20	$34.96	$25.55	$22.72	$23.43
Value at end of period	$53.80	$53.66	$42.30	$49.47	$44.94	$35.19	$37.20	$34.96	$25.55	$22.72
Number of accumulation units outstanding at end of period	511	893	971	1,126	984	981	1,113	1,508	1,880	2,768

CFI 167

Condensed Financial Information (continued)

TABLE 21
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
EFFECTIVE DECEMBER 16, 2008
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$35.05	$26.41	$27.10	$21.46	$21.23	$20.91	$20.13	$15.07	$13.24	$14.10
Value at end of period	$47.16	$35.05	$26.41	$27.10	$21.46	$21.23	$20.91	$20.13	$15.07	$13.24
Number of accumulation units outstanding at end of period	159	159	159	1,279	1,278	1,279	1,286	1,281	1,271	1,260
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$29.46	$22.34	$22.00	$17.21	$16.14	$16.35	$14.47	$11.89	$10.79	$11.09
Value at end of period	$38.79	$29.46	$22.34	$22.00	$17.21	$16.14	$16.35	$14.47	$11.89	$10.79
Number of accumulation units outstanding at end of period	662	662	662	37,841	38,635	40,197	1,502	484	401	243
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$24.76	$19.94	$21.23	$17.61	$16.25	$16.88	$15.61	$12.14	$11.17	$11.06
Value at end of period	$27.96	$24.76	$19.94	$21.23	$17.61	$16.25	$16.88	$15.61	$12.14	$11.17
Number of accumulation units outstanding at end of period	180	180	180	2,079	2,037	2,110	1,712	1,575	1,488	1,346
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.91	$12.08	$12.50	$12.24	$11.79	$12.16	$11.95	$13.27	$12.55	$11.21
Value at end of period	$14.11	$12.91	$12.08	$12.50	$12.24	$11.79	$12.16	$11.95	$13.27	$12.55
Number of accumulation units outstanding at end of period	226	226	226	791	791	791	1,593	1,333	3,538	735
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during April 2016)
Value at beginning of period	$11.95	$10.28	$11.16	$9.86	$9.63
Value at end of period	$12.23	$11.95	$10.28	$11.16	$9.86
Number of accumulation units outstanding at end of period	0	0	0	1,008	966
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$23.75	$18.78	$20.31	$16.62	$14.91	$14.56	$13.49	$10.35	$8.92	$9.17
Value at end of period	$27.04	$23.75	$18.78	$20.31	$16.62	$14.91	$14.56	$13.49	$10.35	$8.92
Number of accumulation units outstanding at end of period	3,211	2,886	2,841	39,748	38,992	40,688	4,623	1,334	3,558	872
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$21.38	$16.49	$18.43	$14.66	$13.99	$13.75	$13.63	$10.63	$8.79	$10.35
Value at end of period	$29.13	$21.38	$16.49	$18.43	$14.66	$13.99	$13.75	$13.63	$10.63	$8.79
Number of accumulation units outstanding at end of period	346	603	603	4,696	4,202	3,748	4,103	1,311	3,667	968
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.08	$12.22	$12.35	$12.07	$11.85	$11.93	$11.41	$11.74	$11.19	$10.60
Value at end of period	$14.36	$13.08	$12.22	$12.35	$12.07	$11.85	$11.93	$11.41	$11.74	$11.19
Number of accumulation units outstanding at end of period	520	520	520	387	254	98	544	434	272	214
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$24.32	$19.16	$19.92	$15.94	$14.83	$14.21	$13.12	$9.90	$8.28	$8.79
Value at end of period	$33.21	$24.32	$19.16	$19.92	$15.94	$14.83	$14.21	$13.12	$9.90	$8.28
Number of accumulation units outstanding at end of period	35,988	35,497	37,408	39,645	37,748	37,459	81,077	76,953	82,931	75,074
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$22.96	$18.46	$19.21	$16.13	$14.36	$14.52	$13.18	$10.09	$9.05	$8.54
Value at end of period	$24.51	$22.96	$18.46	$19.21	$16.13	$14.36	$14.52	$13.18	$10.09	$9.05
Number of accumulation units outstanding at end of period	14,388	13,368	9,657	8,554	8,024	7,670	5,292	6,938	6,620	4,557

CFI 168

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$21.78	$19.03	$23.58	$21.34	$17.36	$19.54	$17.97	$12.55	$10.87	$11.74
Value at end of period	$22.41	$21.78	$19.03	$23.58	$21.34	$17.36	$19.54	$17.97	$12.55	$10.87
Number of accumulation units outstanding at end of period	489	489	489	1,421	1,300	1,254	722	1,064	172	142
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$25.24	$20.43	$23.88	$20.80	$18.16	$19.11	$17.37	$12.12	$10.16	$11.57
Value at end of period	$27.53	$25.24	$20.43	$23.88	$20.80	$18.16	$19.11	$17.37	$12.12	$10.16
Number of accumulation units outstanding at end of period	209	209	209	1,759	1,721	1,704	1,597	2,521	1,532	1,533
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.19	$11.09	$12.55	$9.67	$10.80	$11.33	$11.54	$9.31	$7.49	$8.15
Value at end of period	$15.13	$14.19	$11.09	$12.55	$9.67	$10.80	$11.33	$11.54	$9.31	$7.49
Number of accumulation units outstanding at end of period	2,376	2,377	2,375	16,877	17,194	19,153	3,337	3,038	1,814	269
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during February 2016)
Value at beginning of period	$14.46	$11.43	$12.12	$10.47	$8.56
Value at end of period	$15.25	$14.46	$11.43	$12.12	$10.47
Number of accumulation units outstanding at end of period	2,384	2,217	782	8,117	4,908
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during April 2016)
Value at beginning of period	$15.42	$12.42	$11.61	$9.38	$9.51
Value at end of period	$18.26	$15.42	$12.42	$11.61	$9.38
Number of accumulation units outstanding at end of period	1,302	1,471	2,091	3,241	24
BLACKROCK MID CAP DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during December 2020)
Value at beginning of period	$35.20
Value at end of period	$35.34
Number of accumulation units outstanding at end of period	194
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.49	$14.99	$15.54	$14.00	$13.10	$13.52	$12.44	$10.64	$9.72	$9.38
Value at end of period	$21.12	$18.49	$14.99	$15.54	$14.00	$13.10	$13.52	$12.44	$10.64	$9.72
Number of accumulation units outstanding at end of period	4,637	4,701	4,703	4,925	6,725	6,653	10,331	9,949	9,990	9,971
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during December 2020)
Value at beginning of period	$11.09
Value at end of period	$12.73
Number of accumulation units outstanding at end of period	888
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during February 2013)
Value at beginning of period	$20.71	$15.72	$16.56	$15.60	$14.91	$14.33	$11.10	$11.32
Value at end of period	$19.93	$20.71	$15.72	$16.56	$15.60	$14.91	$14.33	$11.10
Number of accumulation units outstanding at end of period	2,696	68	68	2,251	2,648	2,490	1,773	8
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.96	$9.27	$10.62
Value at end of period	$12.52	$11.96	$9.27
Number of accumulation units outstanding at end of period	383	990	990

CFI 169

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2012)
Value at beginning of period	$21.19	$16.28	$18.99	$16.90	$14.97	$15.93	$14.35	$10.71	$9.89
Value at end of period	$22.36	$21.19	$16.28	$18.99	$16.90	$14.97	$15.93	$14.35	$10.71
Number of accumulation units outstanding at end of period	0	0	0	15	819	810	37	30	2,527
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2013)
Value at beginning of period	$17.38	$13.72	$16.79	$15.17	$11.68	$12.59	$12.06	$10.87
Value at end of period	$16.97	$17.38	$13.72	$16.79	$15.17	$11.68	$12.59	$12.06
Number of accumulation units outstanding at end of period	0	0	0	0	576	0	24	11
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.17	$17.00	$18.33	$15.17	$14.17	$14.21	$12.81	$9.84	$8.53	$8.83
Value at end of period	$28.69	$22.17	$17.00	$18.33	$15.17	$14.17	$14.21	$12.81	$9.84	$8.53
Number of accumulation units outstanding at end of period	78,445	79,678	89,427	138,186	150,410	153,572	116,131	120,972	131,924	129,932
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$18.35	$14.53	$15.98	$14.29	$12.21	$12.83	$11.91	$9.38	$8.07	$8.06
Value at end of period	$19.40	$18.35	$14.53	$15.98	$14.29	$12.21	$12.83	$11.91	$9.38	$8.07
Number of accumulation units outstanding at end of period	38,578	40,678	49,671	52,063	54,903	57,455	77,590	81,787	86,877	90,073
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.39	$19.08	$19.28	$14.40	$14.41	$13.57	$12.30	$9.10	$8.01	$8.07
Value at end of period	$36.21	$25.39	$19.08	$19.28	$14.40	$14.41	$13.57	$12.30	$9.10	$8.01
Number of accumulation units outstanding at end of period	51,583	56,706	61,845	69,944	71,646	74,750	78,116	82,752	91,637	99,559
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$11.95	$9.44	$11.18	$8.66	$9.20	$8.96	$9.83	$7.61	$6.36	$7.74
Value at end of period	$13.69	$11.95	$9.44	$11.18	$8.66	$9.20	$8.96	$9.83	$7.61	$6.36
Number of accumulation units outstanding at end of period	3,906	4,431	5,105	9,532	8,817	8,701	6,942	6,999	7,312	7,452
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$21.84	$17.44	$20.20	$18.42	$14.28	$15.55	$15.61	$11.56	$9.85	$10.33
Value at end of period	$22.77	$21.84	$17.44	$20.20	$18.42	$14.28	$15.55	$15.61	$11.56	$9.85
Number of accumulation units outstanding at end of period	367	455	1,268	10,285	9,867	11,186	8,533	9,545	9,931	9,148
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$14.74	$12.00	$13.78	$10.32	$9.74	$11.43	$12.12	$11.29	$9.42	$11.61
Value at end of period	$17.12	$14.74	$12.00	$13.78	$10.32	$9.74	$11.43	$12.12	$11.29	$9.42
Number of accumulation units outstanding at end of period	7,299	6,902	7,114	23,983	23,331	27,729	24,007	27,945	37,372	26,455
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$24.11	$19.34	$22.17	$19.44	$17.52	$18.47	$17.84	$13.93	$12.74	$13.11
Value at end of period	$14.02	$24.11	$19.34	$22.17	$19.44	$17.52	$18.47	$17.84	$13.93	$12.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	260	144	97	63
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$23.58	$18.81	$21.17	$18.71	$15.99	$17.15	$15.46	$11.06	$9.46	$9.76
Value at end of period	$28.02	$23.58	$18.81	$21.17	$18.71	$15.99	$17.15	$15.46	$11.06	$9.46
Number of accumulation units outstanding at end of period	231	298	277	1,043	1,159	1,088	1,427	2,246	2,473	2,473
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$92.64	$68.35	$71.57	$56.71	$55.95	$53.76	$50.03	$36.02	$37.17
Value at end of period	$130.69	$92.64	$68.35	$71.57	$56.71	$55.95	$53.76	$50.03	$36.02
Number of accumulation units outstanding at end of period	501	463	463	1,223	1,776	2,453	1,948	2,289	2,348

CFI 170

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.12	$14.96	$16.66	$14.85	$13.59	$14.56	$13.58	$10.60	$9.39	$9.49
Value at end of period	$21.57	$19.12	$14.96	$16.66	$14.85	$13.59	$14.56	$13.58	$10.60	$9.39
Number of accumulation units outstanding at end of period	2,777	2,839	2,839	7,241	11,282	11,217	9,175	11,356	13,705	12,260
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$19.36	$13.01	$13.83	$10.51	$10.42	$11.68
Value at end of period	$26.11	$19.36	$13.01	$13.83	$10.51	$10.42
Number of accumulation units outstanding at end of period	2,592	513	42	3,831	47	29
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$24.81	$18.47	$19.13	$15.09	$15.15	$14.52	$12.96	$10.04	$8.54	$9.10
Value at end of period	$32.69	$24.81	$18.47	$19.13	$15.09	$15.15	$14.52	$12.96	$10.04	$8.54
Number of accumulation units outstanding at end of period	220	220	220	220	220	220	220	220	220	220
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during August 2017)
Value at beginning of period	$12.04	$10.05	$11.77	$11.03
Value at end of period	$12.94	$12.04	$10.05	$11.77
Number of accumulation units outstanding at end of period	0	0	0	23
LKCM AQUINAS CATHOLIC EQUITY FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$14.69	$11.30	$12.39	$10.35	$10.03
Value at end of period	$18.09	$14.69	$11.30	$12.39	$10.35
Number of accumulation units outstanding at end of period	0	0	0	44,000	40,284
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$23.56	$19.05	$23.10	$21.23	$16.98	$17.77	$17.07	$12.70	$11.04	$11.07
Value at end of period	$23.80	$23.56	$19.05	$23.10	$21.23	$16.98	$17.77	$17.07	$12.70	$11.04
Number of accumulation units outstanding at end of period	0	0	0	7,079	6,715	6,312	350	274	196	113
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$16.41	$13.50	$16.04	$15.15	$13.13	$13.77	$12.46	$9.65	$8.50	$8.93
Value at end of period	$16.67	$16.41	$13.50	$16.04	$15.15	$13.13	$13.77	$12.46	$9.65	$8.50
Number of accumulation units outstanding at end of period	335	432	1,340	2,697	2,644	2,583	2,516	2,458	2,388	1,781
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.74	$10.28	$10.26	$10.10	$10.10
Value at end of period	$10.95	$10.74	$10.28	$10.26	$10.10
Number of accumulation units outstanding at end of period	0	0	0	3,002	2,975
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during June 2014)
Value at beginning of period	$11.20	$10.38	$10.48	$10.25	$10.11	$10.21	$10.02
Value at end of period	$12.08	$11.20	$10.38	$10.48	$10.25	$10.11	$10.21
Number of accumulation units outstanding at end of period	0	932	867	17,675	18,226	18,756	15
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during January 2011)
Value at beginning of period	$22.10	$17.75	$19.05	$16.23	$14.90	$15.12	$13.84	$10.12	$9.22	$9.68
Value at end of period	$26.10	$22.10	$17.75	$19.05	$16.23	$14.90	$15.12	$13.84	$10.12	$9.22
Number of accumulation units outstanding at end of period	0	0	0	438	449	449	740	795	1,006	380

CFI 171

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$16.10	$13.44	$14.14	$12.61	$12.03	$12.20	$11.40	$9.88	$8.96	$9.21
Value at end of period	$18.55	$16.10	$13.44	$14.14	$12.61	$12.03	$12.20	$11.40	$9.88	$8.96
Number of accumulation units outstanding at end of period	1,989	1,989	17,893	21,236	21,283	21,007	8,445	8,322	7,843	7,504
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during January 2017)
Value at beginning of period	$5.89	$5.31	$6.24	$6.26
Value at end of period	$5.88	$5.89	$5.31	$6.24
Number of accumulation units outstanding at end of period	0	0	0	12
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.16	$13.18	$13.60	$13.24	$12.70	$13.17	$12.89	$14.33	$13.30	$12.01
Value at end of period	$15.68	$14.16	$13.18	$13.60	$13.24	$12.70	$13.17	$12.89	$14.33	$13.30
Number of accumulation units outstanding at end of period	949	1,024	1,199	1,926	1,798	3,763	5,819	6,003	6,654	696
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.15	$16.00	$16.70	$15.71	$13.88	$14.58	$14.70	$13.24	$11.51	$11.81
Value at end of period	$18.44	$18.15	$16.00	$16.70	$15.71	$13.88	$14.58	$14.70	$13.24	$11.51
Number of accumulation units outstanding at end of period	3,361	3,362	3,467	5,955	5,614	5,383	4,797	4,878	6,142	5,426
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.76	$10.14	$10.18	$9.97	$10.13
Value at end of period	$11.52	$10.76	$10.14	$10.18	$9.97
Number of accumulation units outstanding at end of period	0	0	0	2,880	2,751
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$16.03	$16.08	$16.02	$15.79	$15.00	$15.81	$15.71	$15.50	$13.51	$13.96
Value at end of period	$15.19	$16.03	$16.08	$16.02	$15.79	$15.00	$15.81	$15.71	$15.50	$13.51
Number of accumulation units outstanding at end of period	7,307	7,481	7,462	9,565	11,755	13,482	16,662	17,107	15,629	8,073
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$12.73	$10.23	$12.73	$10.34	$10.20
Value at end of period	$15.18	$12.73	$10.23	$12.73	$10.34
Number of accumulation units outstanding at end of period	0	561	561	763	23
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2012)
Value at beginning of period	$4.69	$3.32	$3.81	$3.51	$2.42	$3.33	$3.67	$7.63	$7.22
Value at end of period	$2.82	$4.69	$3.32	$3.81	$3.51	$2.42	$3.33	$3.67	$7.63
Number of accumulation units outstanding at end of period	0	0	0	47	47	47	1,152	108	1,519
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.62
Number of accumulation units outstanding at end of period	1,176
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$16.51	$13.99	$15.15	$13.32	$12.47	$12.82	$12.18	$10.53	$9.35	$9.56
Value at end of period	$18.14	$16.51	$13.99	$15.15	$13.32	$12.47	$12.82	$12.18	$10.53	$9.35
Number of accumulation units outstanding at end of period	54,741	59,110	61,654	68,591	69,757	72,624	81,399	90,577	101,208	108,258
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during April 2016)
Value at beginning of period	$14.87	$11.67	$12.63	$10.68	$9.77
Value at end of period	$16.49	$14.87	$11.67	$12.63	$10.68
Number of accumulation units outstanding at end of period	3,491	0	0	24	5

CFI 172

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.84	$12.94	$13.32	$12.26	$11.64	$12.27	$12.33	$12.96	$12.12	$11.79
Value at end of period	$14.97	$13.84	$12.94	$13.32	$12.26	$11.64	$12.27	$12.33	$12.96	$12.12
Number of accumulation units outstanding at end of period	14,573	14,748	14,731	20,087	21,373	21,238	25,914	26,059	27,970	23,173
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.14	$10.90	$12.06	$9.84	$9.36	$10.02
Value at end of period	$12.92	$13.14	$10.90	$12.06	$9.84	$9.36
Number of accumulation units outstanding at end of period	5,330	5,134	5,208	6,153	6,356	7,050
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.85	$9.75	$9.69	$9.72	$9.79	$9.87	$9.96	$10.05	$10.14	$10.23
Value at end of period	$9.79	$9.85	$9.75	$9.69	$9.72	$9.79	$9.87	$9.96	$10.05	$10.14
Number of accumulation units outstanding at end of period	18,580	12,099	15,990	23,991	29,779	34,089	17,125	44,452	13,408	15,579
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.04	$17.26	$18.23	$15.28	$14.05	$14.38	$13.11	$10.12	$8.82	$8.93
Value at end of period	$25.62	$22.04	$17.26	$18.23	$15.28	$14.05	$14.38	$13.11	$10.12	$8.82
Number of accumulation units outstanding at end of period	127,872	134,101	142,671	150,715	153,138	156,224	138,073	151,913	127,589	134,901
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.14	$13.72
Value at end of period	$14.85	$14.14
Number of accumulation units outstanding at end of period	4,484	4,247
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.12	$17.62	$18.37	$17.45	$15.36	$15.82	$15.78	$15.08	$13.34	$12.89
Value at end of period	$21.06	$20.12	$17.62	$18.37	$17.45	$15.36	$15.82	$15.78	$15.08	$13.34
Number of accumulation units outstanding at end of period	14	14	1,561	867	822	733	567	287	287	294
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$22.90	$17.77	$19.24	$15.58	$14.25	$14.26	$12.64	$9.59	$8.46	$8.54
Value at end of period	$26.31	$22.90	$17.77	$19.24	$15.58	$14.25	$14.26	$12.64	$9.59	$8.46
Number of accumulation units outstanding at end of period	5,664	6,712	6,696	15,675	16,541	22,764	30,228	30,917	30,621	25,770
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$21.62	$17.16	$20.22	$17.96	$15.34	$15.76	$14.52	$10.89	$9.33	$9.53
Value at end of period	$23.19	$21.62	$17.16	$20.22	$17.96	$15.34	$15.76	$14.52	$10.89	$9.33
Number of accumulation units outstanding at end of period	6,359	6,267	6,104	9,814	10,572	14,350	29,295	29,374	34,715	29,610
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.90	$17.32	$19.95	$18.31	$14.51	$15.13	$14.48	$10.24	$9.19	$9.34
Value at end of period	$21.83	$20.90	$17.32	$19.95	$18.31	$14.51	$15.13	$14.48	$10.24	$9.19
Number of accumulation units outstanding at end of period	552	867	867	1,637	1,924	2,090	7,248	7,944	12,655	10,666
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.49	$14.23	$14.43	$13.87	$13.41	$13.45	$12.72	$12.85	$11.86	$11.13
Value at end of period	$16.55	$15.49	$14.23	$14.43	$13.87	$13.41	$13.45	$12.72	$12.85	$11.86
Number of accumulation units outstanding at end of period	15,987	15,891	15,890	18,159	18,786	20,615	12,153	15,178	19,144	10,042
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.60	$9.64	$11.27	$9.11	$9.11	$9.28	$9.95	$8.27	$7.03	$8.08
Value at end of period	$12.40	$11.60	$9.64	$11.27	$9.11	$9.11	$9.28	$9.95	$8.27	$7.03
Number of accumulation units outstanding at end of period	51	895	829	185	185	581	842	804	697	375

CFI 173

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$31.72	$24.11	$24.69	$19.20	$18.64	$17.68	$15.70	$12.10	$10.34	$10.32
Value at end of period	$41.14	$31.72	$24.11	$24.69	$19.20	$18.64	$17.68	$15.70	$12.10	$10.34
Number of accumulation units outstanding at end of period	44,114	44,908	46,849	50,252	54,529	56,588	57,798	19,070	20,005	13,503
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$20.00	$16.13	$17.66	$15.69	$13.90	$14.68	$13.46	$10.38	$9.13	$8.90
Value at end of period	$21.07	$20.00	$16.13	$17.66	$15.69	$13.90	$14.68	$13.46	$10.38	$9.13
Number of accumulation units outstanding at end of period	16,597	16,661	18,611	29,327	29,794	32,535	35,010	30,898	30,926	15,606
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$28.03	$21.87	$23.85	$19.24	$18.10	$18.17	$16.84	$12.88	$11.38	$11.54
Value at end of period	$39.20	$28.03	$21.87	$23.85	$19.24	$18.10	$18.17	$16.84	$12.88	$11.38
Number of accumulation units outstanding at end of period	4,416	3,823	3,695	9,586	10,177	10,407	9,792	9,806	7,948	1,554
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$13.04	$10.55	$13.61	$10.84
Value at end of period	$14.95	$13.04	$10.55	$13.61
Number of accumulation units outstanding at end of period	0	0	0	1,403
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$46.72	$34.70	$35.36	$27.18	$25.74	$24.13	$21.53	$16.46	$14.51	$14.05
Value at end of period	$64.11	$46.72	$34.70	$35.36	$27.18	$25.74	$24.13	$21.53	$16.46	$14.51
Number of accumulation units outstanding at end of period	372	751	1,442	1,372	598	868	1,344	1,443	1,368	571
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.12	$20.07	$20.97	$17.26	$15.70	$15.52	$13.87	$10.60	$9.25	$9.10
Value at end of period	$31.54	$26.12	$20.07	$20.97	$17.26	$15.70	$15.52	$13.87	$10.60	$9.25
Number of accumulation units outstanding at end of period	257	1,083	1,022	2,495	2,560	209	1,558	1,554	1,341	1,020
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$30.44	$24.45	$26.49	$23.61	$20.66	$21.66	$19.48	$14.95	$13.01	$13.06
Value at end of period	$30.53	$30.44	$24.45	$26.49	$23.61	$20.66	$21.66	$19.48	$14.95	$13.01
Number of accumulation units outstanding at end of period	382	382	695	382	382	382	791	766	813	807
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$41.97	$31.48	$33.57	$27.24	$25.73	$26.17	$23.77	$17.78	$15.53	$16.02
Value at end of period	$55.95	$41.97	$31.48	$33.57	$27.24	$25.73	$26.17	$23.77	$17.78	$15.53
Number of accumulation units outstanding at end of period	367	367	367	418	773	754	733	714	689	380
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2013)
Value at beginning of period	$25.21	$19.58	$21.78	$18.63	$16.58	$17.21	$15.41	$14.27
Value at end of period	$29.15	$25.21	$19.58	$21.78	$18.63	$16.58	$17.21	$15.41
Number of accumulation units outstanding at end of period	0	651	605	13,285	13,478	13,939	440	12
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$24.17	$19.48	$22.16	$19.57	$16.30	$17.24	$16.57	$12.05	$10.48	$10.61
Value at end of period	$28.64	$24.17	$19.48	$22.16	$19.57	$16.30	$17.24	$16.57	$12.05	$10.48
Number of accumulation units outstanding at end of period	116	543	512	116	116	116	298	154	62	29
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.98	$19.25	$23.09	$19.62	$17.46	$17.78	$16.98	$12.32	$10.80	$10.80
Value at end of period	$30.03	$23.98	$19.25	$23.09	$19.62	$17.46	$17.78	$16.98	$12.32	$10.80
Number of accumulation units outstanding at end of period	4,415	4,097	3,627	2,617	3,323	3,424	1,243	1,243	1,908	84

CFI 174

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$22.72	$18.17	$21.78	$19.75	$16.01	$16.28	$15.42	$11.29	$9.95	$10.30
Value at end of period	$25.28	$22.72	$18.17	$21.78	$19.75	$16.01	$16.28	$15.42	$11.29	$9.95
Number of accumulation units outstanding at end of period	1,660	1,543	1,443	4,174	5,830	5,605	4,586	4,785	5,320	2,797
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.33	$13.10	$14.02	$12.27	$11.69	$11.81	$11.28	$9.79	$8.71	$9.07
Value at end of period	$17.25	$15.33	$13.10	$14.02	$12.27	$11.69	$11.81	$11.28	$9.79	$8.71
Number of accumulation units outstanding at end of period	79,343	93,210	93,603	146,158	144,350	153,638	155,173	165,598	184,878	186,519
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$16.08	$13.30	$14.65	$12.37	$11.75	$11.92	$11.38	$9.54	$8.36	$8.85
Value at end of period	$18.24	$16.08	$13.30	$14.65	$12.37	$11.75	$11.92	$11.38	$9.54	$8.36
Number of accumulation units outstanding at end of period	113,828	120,802	121,918	159,890	166,102	167,882	171,558	178,121	191,008	190,362
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.12	$13.13	$14.75	$12.28	$11.64	$11.86	$11.28	$9.22	$8.06	$8.57
Value at end of period	$18.57	$16.12	$13.13	$14.75	$12.28	$11.64	$11.86	$11.28	$9.22	$8.06
Number of accumulation units outstanding at end of period	65,005	66,158	67,664	99,927	113,466	117,182	109,319	110,353	114,275	112,510
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$21.90	$17.75	$20.02	$16.61	$15.74	$16.03	$15.22	$12.43	$10.86	$11.14
Value at end of period	$25.18	$21.90	$17.75	$20.02	$16.61	$15.74	$16.03	$15.22	$12.43	$10.86
Number of accumulation units outstanding at end of period	762	492	169	2,493	2,023	1,649	1,137	622	332	151
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$16.33	$13.79	$14.92	$13.12	$12.45	$12.62	$11.97	$10.45	$9.27	$9.59
Value at end of period	$18.28	$16.33	$13.79	$14.92	$13.12	$12.45	$12.62	$11.97	$10.45	$9.27
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	552	438	330	164
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.07	$13.44	$13.99	$12.91	$12.47	$12.57	$11.99	$11.31	$10.40	$10.46
Value at end of period	$16.71	$15.07	$13.44	$13.99	$12.91	$12.47	$12.57	$11.99	$11.31	$10.40
Number of accumulation units outstanding at end of period	14,609	16,699	26,086	110,528	126,665	143,306	15,631	15,709	15,898	8,636
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.36	$13.48	$14.21	$13.00	$12.39	$12.55	$11.99	$11.04	$9.95	$10.08
Value at end of period	$16.94	$15.36	$13.48	$14.21	$13.00	$12.39	$12.55	$11.99	$11.04	$9.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	14,363	10,011	226	129
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$15.90	$13.98	$14.70	$13.42	$12.81	$12.95	$12.26	$11.03	$9.91	$9.82
Value at end of period	$17.41	$15.90	$13.98	$14.70	$13.42	$12.81	$12.95	$12.26	$11.03	$9.91
Number of accumulation units outstanding at end of period	2,314	2,314	2,313	2,818	2,579	2,511	2,531	2,530	3,448	5,610
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.54	$13.59	$14.96	$12.80	$12.08	$12.34	$11.68	$9.63	$8.45	$8.78
Value at end of period	$18.76	$16.54	$13.59	$14.96	$12.80	$12.08	$12.34	$11.68	$9.63	$8.45
Number of accumulation units outstanding at end of period	20,403	20,125	20,992	24,144	23,013	23,937	23,738	23,265	25,373	25,629
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.31	$13.80	$14.82	$13.06	$12.36	$12.54	$11.86	$10.27	$9.12	$9.26
Value at end of period	$18.22	$16.31	$13.80	$14.82	$13.06	$12.36	$12.54	$11.86	$10.27	$9.12
Number of accumulation units outstanding at end of period	10,630	10,827	11,732	11,602	11,886	11,949	12,114	12,956	14,416	15,215
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.69	$12.76	$12.92	$12.63	$12.45	$12.54	$11.97	$12.39	$12.04	$11.33
Value at end of period	$14.55	$13.69	$12.76	$12.92	$12.63	$12.45	$12.54	$11.97	$12.39	$12.04
Number of accumulation units outstanding at end of period	14	1,024	1,023	8,568	8,510	14,175	8,875	8,731	979	156

CFI 175

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$26.55	$20.50	$24.15	$21.93	$17.84	$18.32	$16.43	$14.63
Value at end of period	$27.24	$26.55	$20.50	$24.15	$21.93	$17.84	$18.32	$16.43
Number of accumulation units outstanding at end of period	1,348	1,359	1,359	3,299	2,614	1,258	580	553
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.16	$19.79	$20.35	$16.02	$15.34	$16.30	$15.77	$11.46	$9.66	$9.54
Value at end of period	$35.87	$27.16	$19.79	$20.35	$16.02	$15.34	$16.30	$15.77	$11.46	$9.66
Number of accumulation units outstanding at end of period	10,988	10,495	10,060	15,989	13,260	12,641	3,801	3,965	4,282	580
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.90	$13.67	$15.08	$13.74	$13.74	$14.06	$12.44	$12.07	$9.66	$10.28
Value at end of period	$15.94	$16.90	$13.67	$15.08	$13.74	$13.74	$14.06	$12.44	$12.07	$9.66
Number of accumulation units outstanding at end of period	5,181	5,034	5,056	8,765	9,488	9,224	9,612	9,620	9,705	9,076
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.86	$14.85	$16.23	$15.57	$15.07	$14.77	$11.47	$11.34	$9.91	$9.13
Value at end of period	$17.47	$18.86	$14.85	$16.23	$15.57	$15.07	$14.77	$11.47	$11.34	$9.91
Number of accumulation units outstanding at end of period	1,516	1,371	1,172	3,294	3,051	3,004	2,315	1,083	1,689	362
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$21.26	$16.12	$17.88	$14.84	$13.81	$13.53	$12.10	$9.06	$8.15	$8.62
Value at end of period	$25.59	$21.26	$16.12	$17.88	$14.84	$13.81	$13.53	$12.10	$9.06	$8.15
Number of accumulation units outstanding at end of period	327	327	327	327	480	480	535	697	820	581
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$18.98	$15.93	$19.55	$17.78	$14.50	$15.08	$14.58	$10.51	$9.56
Value at end of period	$20.60	$18.98	$15.93	$19.55	$17.78	$14.50	$15.08	$14.58	$10.51
Number of accumulation units outstanding at end of period	30	30	30	30	406	386	339	302	277
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.85	$15.99	$18.42	$15.79	$13.53	$14.52	$13.42	$10.03	$8.53	$8.79
Value at end of period	$19.57	$19.85	$15.99	$18.42	$15.79	$13.53	$14.52	$13.42	$10.03	$8.53
Number of accumulation units outstanding at end of period	1,503	1,486	1,487	4,194	4,837	4,378	3,946	1,298	3,452	831
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.37	$16.27	$18.13	$16.50	$14.44	$14.88	$13.78	$11.13	$9.95	$10.15
Value at end of period	$21.10	$19.37	$16.27	$18.13	$16.50	$14.44	$14.88	$13.78	$11.13	$9.95
Number of accumulation units outstanding at end of period	39,387	40,945	44,346	59,986	60,275	63,696	60,246	59,844	65,240	58,004
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$19.65	$15.90	$18.57	$16.45	$13.84	$14.39	$13.18	$9.94	$8.75	$9.24
Value at end of period	$20.04	$19.65	$15.90	$18.57	$16.45	$13.84	$14.39	$13.18	$9.94	$8.75
Number of accumulation units outstanding at end of period	2,048	1,953	1,788	1,753	2,480	2,341	951	1,672	834	21
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.01	$15.32	$17.81	$13.17	$13.26	$12.85	$12.67	$10.06	$8.34	$9.16
Value at end of period	$25.34	$20.01	$15.32	$17.81	$13.17	$13.26	$12.85	$12.67	$10.06	$8.34
Number of accumulation units outstanding at end of period	39,950	38,911	38,507	54,843	54,661	61,323	46,772	49,805	54,475	33,065
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.66	$9.70	$11.76	$8.30	$7.41	$8.88	$8.88	$9.51	$8.05	$9.94
Value at end of period	$16.74	$12.66	$9.70	$11.76	$8.30	$7.41	$8.88	$8.88	$9.51	$8.05
Number of accumulation units outstanding at end of period	766	876	769	3,383	1,530	2,190	1,811	1,769	3,087	2,645

CFI 176

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$23.68	$18.93	$21.75	$19.30	$16.98	$17.67	$15.51	$11.89	$10.00	$9.91
Value at end of period	$23.53	$23.68	$18.93	$21.75	$19.30	$16.98	$17.67	$15.51	$11.89	$10.00
Number of accumulation units outstanding at end of period	2,000	2,023	2,052	4,936	5,356	5,266	4,942	5,074	6,145	948
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$25.90	$20.68	$23.32	$20.36	$16.90	$17.70	$16.48	$11.97	$10.18	$10.41
Value at end of period	$29.85	$25.90	$20.68	$23.32	$20.36	$16.90	$17.70	$16.48	$11.97	$10.18
Number of accumulation units outstanding at end of period	2,121	1,998	1,927	2,774	2,599	2,412	1,242	566	9	7
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$25.94	$21.05	$21.13	$18.53	$17.30	$16.59	$14.93	$12.33	$10.86	$10.65
Value at end of period	$30.33	$25.94	$21.05	$21.13	$18.53	$17.30	$16.59	$14.93	$12.33	$10.86
Number of accumulation units outstanding at end of period	21,409	21,167	19,032	134,732	135,590	130,738	110,885	100,041	93,634	57,281
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.03	$21.35	$22.26	$18.00	$16.91	$16.72	$15.09	$11.26	$9.79	$10.25
Value at end of period	$37.93	$29.03	$21.35	$22.26	$18.00	$16.91	$16.72	$15.09	$11.26	$9.79
Number of accumulation units outstanding at end of period	36,332	39,377	39,282	44,120	44,818	48,196	39,040	41,553	43,448	49,255
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.40	$15.48	$17.23	$14.96	$12.71	$13.77	$12.93	$10.06	$8.66	$8.82
Value at end of period	$19.41	$19.40	$15.48	$17.23	$14.96	$12.71	$13.77	$12.93	$10.06	$8.66
Number of accumulation units outstanding at end of period	14,773	14,995	16,026	16,633	17,225	16,469	10,705	9,866	10,066	10,512
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$29.58	$22.82	$23.28	$17.58	$17.48	$15.91	$14.77	$10.71	$9.08	$9.27
Value at end of period	$40.07	$29.58	$22.82	$23.28	$17.58	$17.48	$15.91	$14.77	$10.71	$9.08
Number of accumulation units outstanding at end of period	36,563	37,578	35,909	51,694	50,194	47,817	39,652	41,317	42,364	30,682
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$11.68	$9.23	$10.85	$8.56	$8.48	$8.63	$8.81	$7.78	$6.61	$7.60
Value at end of period	$13.25	$11.68	$9.23	$10.85	$8.56	$8.48	$8.63	$8.81	$7.78	$6.61
Number of accumulation units outstanding at end of period	179	179	179	166	120	119	9	9	359	350
WANGER INTERNATIONAL
Value at beginning of period	$14.79	$11.48	$14.07	$10.68	$10.93	$11.02	$11.63	$9.59	$7.96	$9.41
Value at end of period	$16.76	$14.79	$11.48	$14.07	$10.68	$10.93	$11.02	$11.63	$9.59	$7.96
Number of accumulation units outstanding at end of period	1,670	1,371	1,371	2,215	2,142	2,270	3,349	2,272	1,734	242
WANGER SELECT
Value at beginning of period	$20.24	$15.80	$18.20	$14.50	$12.91	$12.99	$12.71	$9.53	$8.12	$9.95
Value at end of period	$25.41	$20.24	$15.80	$18.20	$14.50	$12.91	$12.99	$12.71	$9.53	$8.12
Number of accumulation units outstanding at end of period	2,483	2,483	2,923	6,334	6,310	6,695	6,700	6,556	6,925	2,761
WANGER USA
Value at beginning of period	$26.30	$20.24	$20.73	$17.49	$15.52	$15.76	$15.18	$11.45	$9.63	$10.06
Value at end of period	$32.38	$26.30	$20.24	$20.73	$17.49	$15.52	$15.76	$15.18	$11.45	$9.63
Number of accumulation units outstanding at end of period	0	353	353	1,231	1,387	1,333	612	588	566	353
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$22.98	$18.11	$21.18	$19.25	$15.07	$15.93	$14.97	$10.94	$9.73	$10.04
Value at end of period	$23.04	$22.98	$18.11	$21.18	$19.25	$15.07	$15.93	$14.97	$10.94	$9.73
Number of accumulation units outstanding at end of period	6,141	5,616	5,135	8,129	7,885	7,727	6,975	7,097	7,522	2,030

CFI 177

Condensed Financial Information (continued)

TABLE 22
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$34.86	$26.28	$26.99	$21.38	$21.16	$20.85	$20.08	$15.05	$13.22	$14.09
Value at end of period	$46.89	$34.86	$26.28	$26.99	$21.38	$21.16	$20.85	$20.08	$15.05	$13.22
Number of accumulation units outstanding at end of period	10,135	8,770	10,090	10,781	9,959	10,821	8,543	6,540	6,031	5,954
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$29.21	$22.16	$21.84	$17.09	$16.03	$16.26	$14.39	$11.83	$10.74	$11.05
Value at end of period	$38.44	$29.21	$22.16	$21.84	$17.09	$16.03	$16.26	$14.39	$11.83	$10.74
Number of accumulation units outstanding at end of period	54,637	62,606	66,435	76,112	72,160	80,463	96,931	77,694	76,499	65,873
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$24.55	$19.78	$21.07	$17.48	$16.14	$16.78	$15.52	$12.08	$11.12	$11.01
Value at end of period	$27.71	$24.55	$19.78	$21.07	$17.48	$16.14	$16.78	$15.52	$12.08	$11.12
Number of accumulation units outstanding at end of period	108,100	109,873	116,436	134,062	133,828	135,787	135,194	126,181	113,004	103,855
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.84	$12.02	$12.45	$12.19	$11.75	$12.12	$11.92	$13.24	$12.53	$11.20
Value at end of period	$14.03	$12.84	$12.02	$12.45	$12.19	$11.75	$12.12	$11.92	$13.24	$12.53
Number of accumulation units outstanding at end of period	81,261	68,179	76,960	83,506	69,385	83,359	79,279	79,219	122,142	94,773
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.92	$10.26	$11.14	$9.86	$9.31	$9.76
Value at end of period	$12.19	$11.92	$10.26	$11.14	$9.86	$9.31
Number of accumulation units outstanding at end of period	77,116	76,103	62,885	38,744	19,956	574
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$23.48	$18.58	$20.10	$16.46	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11
Value at end of period	$26.73	$23.48	$18.58	$20.10	$16.46	$14.77	$14.43	$13.38	$10.27	$8.85
Number of accumulation units outstanding at end of period	337,188	326,447	317,368	352,606	367,302	296,304	264,185	265,874	242,343	225,832
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$21.14	$16.32	$18.24	$14.52	$13.86	$13.63	$13.51	$10.55	$8.73	$10.28
Value at end of period	$28.79	$21.14	$16.32	$18.24	$14.52	$13.86	$13.63	$13.51	$10.55	$8.73
Number of accumulation units outstanding at end of period	51,582	55,788	50,311	51,456	49,145	43,520	39,027	42,242	40,690	34,596
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.94	$12.09	$12.22	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53
Value at end of period	$14.19	$12.94	$12.09	$12.22	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11
Number of accumulation units outstanding at end of period	221,776	159,935	138,149	146,895	144,454	122,036	119,988	120,489	119,894	98,158
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$36.48	$28.75	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24
Value at end of period	$49.79	$36.48	$28.75	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47
Number of accumulation units outstanding at end of period	827,814	844,991	871,016	955,193	970,917	982,274	1,033,466	1,044,667	997,051	1,014,665
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$31.33	$25.21	$26.24	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70
Value at end of period	$33.43	$31.33	$25.21	$26.24	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40
Number of accumulation units outstanding at end of period	518,765	521,899	519,712	470,201	457,746	435,079	443,091	430,785	440,375	430,567

CFI 178

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$21.67	$18.95	$23.49	$21.27	$17.31	$19.49	$17.93	$12.53	$10.86	$11.74
Value at end of period	$22.29	$21.67	$18.95	$23.49	$21.27	$17.31	$19.49	$17.93	$12.53	$10.86
Number of accumulation units outstanding at end of period	77,430	80,190	81,244	84,356	79,801	80,171	96,610	75,801	43,476	28,312
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$25.12	$20.34	$23.79	$20.73	$18.11	$19.06	$17.34	$12.10	$10.15	$11.56
Value at end of period	$27.38	$25.12	$20.34	$23.79	$20.73	$18.11	$19.06	$17.34	$12.10	$10.15
Number of accumulation units outstanding at end of period	27,348	28,898	29,865	32,269	34,828	40,963	29,733	24,260	11,322	9,880
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.51	$11.34	$12.84	$9.89	$11.06	$11.61	$11.84	$9.55	$7.69	$8.37
Value at end of period	$15.46	$14.51	$11.34	$12.84	$9.89	$11.06	$11.61	$11.84	$9.55	$7.69
Number of accumulation units outstanding at end of period	31,914	31,522	27,393	49,971	51,662	50,081	42,293	43,695	34,867	22,314
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$14.42	$11.41	$12.10	$10.46	$9.15	$9.99
Value at end of period	$15.21	$14.42	$11.41	$12.10	$10.46	$9.15
Number of accumulation units outstanding at end of period	15,249	13,674	8,924	7,295	7,211	1,455
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.38	$12.40	$11.59	$9.38	$10.08	$10.17
Value at end of period	$18.21	$15.38	$12.40	$11.59	$9.38	$10.08
Number of accumulation units outstanding at end of period	88,533	78,982	81,487	56,888	39,595	59,510
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$34.27	$27.81	$28.85	$26.00	$24.34	$25.12	$23.14	$19.80	$18.09	$17.46
Value at end of period	$39.13	$34.27	$27.81	$28.85	$26.00	$24.34	$25.12	$23.14	$19.80	$18.09
Number of accumulation units outstanding at end of period	66,409	67,165	68,112	76,370	93,579	104,737	101,669	99,833	99,205	104,489
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$20.62	$15.66	$16.50	$15.56	$14.87	$14.30	$11.09	$10.86	$9.47	$9.97
Value at end of period	$19.84	$20.62	$15.66	$16.50	$15.56	$14.87	$14.30	$11.09	$10.86	$9.47
Number of accumulation units outstanding at end of period	44,454	34,255	37,276	53,067	51,397	51,083	48,430	23,721	13,873	2,045
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.95	$9.27	$10.62
Value at end of period	$12.50	$11.95	$9.27
Number of accumulation units outstanding at end of period	65,866	72,702	66,264
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$20.95	$16.11	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21	$9.72
Value at end of period	$22.10	$20.95	$16.11	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21
Number of accumulation units outstanding at end of period	14,084	11,456	13,015	15,024	16,107	14,873	15,979	9,355	12,442	12,903
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.32	$13.68	$16.75	$15.14	$11.66	$12.58	$12.06	$10.35
Value at end of period	$16.90	$17.32	$13.68	$16.75	$15.14	$11.66	$12.58	$12.06
Number of accumulation units outstanding at end of period	12,778	13,586	14,017	10,501	18,011	3,932	4,292	846
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$76.35	$58.58	$63.17	$52.33	$48.91	$49.05	$44.23	$34.01	$29.50	$30.55
Value at end of period	$98.75	$76.35	$58.58	$63.17	$52.33	$48.91	$49.05	$44.23	$34.01	$29.50
Number of accumulation units outstanding at end of period	580,806	622,785	670,037	739,582	794,188	895,239	940,391	1,001,571	1,036,706	1,130,087

CFI 179

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.09	$35.72	$39.32	$35.16	$30.08	$31.62	$29.36	$23.13	$19.90	$19.90
Value at end of period	$47.65	$45.09	$35.72	$39.32	$35.16	$30.08	$31.62	$29.36	$23.13	$19.90
Number of accumulation units outstanding at end of period	240,632	256,612	283,478	320,881	345,722	370,182	405,048	439,435	475,934	555,901
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$57.20	$42.99	$43.48	$32.48	$32.53	$30.64	$27.80	$20.58	$18.12	$18.25
Value at end of period	$81.53	$57.20	$42.99	$43.48	$32.48	$32.53	$30.64	$27.80	$20.58	$18.12
Number of accumulation units outstanding at end of period	320,538	334,318	369,712	377,472	380,654	422,980	447,516	478,392	499,583	547,005
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$28.26	$22.33	$26.46	$20.50	$21.80	$21.24	$23.33	$18.05	$15.10	$18.40
Value at end of period	$32.36	$28.26	$22.33	$26.46	$20.50	$21.80	$21.24	$23.33	$18.05	$15.10
Number of accumulation units outstanding at end of period	35,974	33,297	30,073	30,947	34,028	37,842	38,914	46,965	45,859	49,021
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$40.71	$32.53	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34
Value at end of period	$42.42	$40.71	$32.53	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44
Number of accumulation units outstanding at end of period	128,697	133,159	135,518	140,682	158,204	149,873	162,656	181,004	197,548	205,528
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$98.87	$80.50	$92.50	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22
Value at end of period	$114.80	$98.87	$80.50	$92.50	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46
Number of accumulation units outstanding at end of period	95,437	102,911	111,466	124,395	130,663	141,613	150,097	160,476	167,612	171,874
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$14.00
Number of accumulation units outstanding at end of period	22,342
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$23.98	$19.25	$22.07	$19.37	$17.46	$18.42	$17.80	$13.91	$12.72	$13.70
Value at end of period	$13.94	$23.98	$19.25	$22.07	$19.37	$17.46	$18.42	$17.80	$13.91	$12.72
Number of accumulation units outstanding at end of period	0	13,559	12,462	13,325	15,865	14,536	13,325	10,424	14,464	12,716
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$52.23	$40.01	$46.52	$34.37	$34.66	$33.67	$33.23	$26.35	$21.94	$24.15
Value at end of period	$66.03	$52.23	$40.01	$46.52	$34.37	$34.66	$33.67	$33.23	$26.35	$21.94
Number of accumulation units outstanding at end of period	170	186	175	164	156	157	183	175	192	181
INVESCO OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME FUND (SERIES I)
Value at beginning of period	$24.23	$22.08	$23.31	$22.15	$20.99	$21.68	$21.28	$21.51	$19.13	$19.15
Value at end of period	$24.82	$24.23	$22.08	$23.31	$22.15	$20.99	$21.68	$21.28	$21.51	$19.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$32.21	$25.71	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40
Value at end of period	$38.27	$32.21	$25.71	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98
Number of accumulation units outstanding at end of period	52,599	53,174	55,174	60,986	64,840	65,375	64,895	66,696	52,464	51,093
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$92.28	$68.12	$71.36	$56.57	$55.84	$53.69	$49.98	$36.01	$37.17
Value at end of period	$130.12	$92.28	$68.12	$71.36	$56.57	$55.84	$53.69	$49.98	$36.01
Number of accumulation units outstanding at end of period	15,422	18,443	21,340	21,370	21,740	30,198	32,187	36,477	36,822

CFI 180

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.89	$16.36	$18.22	$16.26	$14.88	$15.95	$14.89	$11.63	$10.31	$10.41
Value at end of period	$23.56	$20.89	$16.36	$18.22	$16.26	$14.88	$15.95	$14.89	$11.63	$10.31
Number of accumulation units outstanding at end of period	81,173	87,060	95,723	101,624	116,495	122,139	148,067	155,604	161,725	176,657
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$70.32	$57.91	$58.07	$49.50	$47.78	$47.93	$44.60	$37.47	$33.30	$33.07
Value at end of period	$79.63	$70.32	$57.91	$58.07	$49.50	$47.78	$47.93	$44.60	$37.47	$33.30
Number of accumulation units outstanding at end of period	157	148	140	131	126	120	168	162	158	150
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$69.92	$52.10	$52.82	$41.84	$37.60	$36.48	$32.73	$24.96	$21.49	$22.00
Value at end of period	$82.74	$69.92	$52.10	$52.82	$41.84	$37.60	$36.48	$32.73	$24.96	$21.49
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	67	70	162	162
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$31.33	$28.86	$29.44	$28.68	$28.26	$28.46	$27.38	$27.68	$25.80	$24.40
Value at end of period	$34.29	$31.33	$28.86	$29.44	$28.68	$28.26	$28.46	$27.38	$27.68	$25.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$39.48	$30.88	$33.48	$26.61	$26.32	$27.19	$25.55	$20.08	$16.88	$19.76
Value at end of period	$46.95	$39.48	$30.88	$33.48	$26.61	$26.32	$27.19	$25.55	$20.08	$16.88
Number of accumulation units outstanding at end of period	15	15	15	15	15	15	41	41	77	77
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$50.80	$37.84	$39.22	$30.96	$31.10	$29.80	$26.63	$20.62	$17.56	$18.72
Value at end of period	$66.90	$50.80	$37.84	$39.22	$30.96	$31.10	$29.80	$26.63	$20.62	$17.56
Number of accumulation units outstanding at end of period	3	3	3	3	3	4	4	4	72	72
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2017)
Value at beginning of period	$11.99	$10.01	$11.73	$10.88
Value at end of period	$12.88	$11.99	$10.01	$11.73
Number of accumulation units outstanding at end of period	7,272	2,470	2,057	1,604
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.29	$18.85	$22.86	$21.02	$16.82	$17.61	$16.92	$12.60	$10.96	$11.27
Value at end of period	$23.52	$23.29	$18.85	$22.86	$21.02	$16.82	$17.61	$16.92	$12.60	$10.96
Number of accumulation units outstanding at end of period	19,659	19,820	22,534	24,139	25,663	27,382	34,776	34,180	32,459	27,054
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.80	$21.23	$25.23	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11
Value at end of period	$26.19	$25.80	$21.23	$25.23	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41
Number of accumulation units outstanding at end of period	108,236	121,632	131,001	142,324	153,990	166,767	178,018	211,952	237,774	253,651
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.72	$10.27	$10.25	$10.10	$10.00
Value at end of period	$10.93	$10.72	$10.27	$10.25	$10.10
Number of accumulation units outstanding at end of period	27,427	39,164	32,343	27,565	89,012
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.16	$10.35	$10.45	$10.23	$10.10	$10.20	$9.73	$9.61
Value at end of period	$12.03	$11.16	$10.35	$10.45	$10.23	$10.10	$10.20	$9.73
Number of accumulation units outstanding at end of period	155,119	144,204	147,595	130,864	125,022	101,797	66,264	18,566

CFI 181

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$24.77	$19.91	$21.37	$18.23	$16.74	$17.00	$15.56	$11.39	$10.38	$10.80
Value at end of period	$29.25	$24.77	$19.91	$21.37	$18.23	$16.74	$17.00	$15.56	$11.39	$10.38
Number of accumulation units outstanding at end of period	53,279	55,103	55,772	57,749	54,425	54,651	57,625	61,056	47,118	46,799
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$21.13	$17.65	$18.58	$16.57	$15.81	$16.05	$15.00	$13.02	$11.81	$12.14
Value at end of period	$24.32	$21.13	$17.65	$18.58	$16.57	$15.81	$16.05	$15.00	$13.02	$11.81
Number of accumulation units outstanding at end of period	166,433	169,669	175,540	178,388	183,418	192,882	210,028	224,707	247,598	245,228
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.21	$15.09	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81
Value at end of period	$17.94	$16.21	$15.09	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46	$15.28
Number of accumulation units outstanding at end of period	228,333	208,883	212,465	209,985	228,592	237,147	279,617	314,784	393,753	352,020
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$22.08	$19.48	$20.34	$19.14	$16.92	$17.78	$17.93	$16.16	$14.06	$14.43
Value at end of period	$22.41	$22.08	$19.48	$20.34	$19.14	$16.92	$17.78	$17.93	$16.16	$14.06
Number of accumulation units outstanding at end of period	49,648	55,409	62,554	70,581	69,465	70,452	71,994	65,768	64,755	80,694
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.73	$10.12	$10.17	$9.96	$9.93	$9.92
Value at end of period	$11.49	$10.73	$10.12	$10.17	$9.96	$9.93
Number of accumulation units outstanding at end of period	70,308	58,308	53,539	54,878	56,374	28,496
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.80	$21.87	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06
Value at end of period	$20.64	$21.80	$21.87	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44
Number of accumulation units outstanding at end of period	481,325	519,121	526,019	566,195	565,251	609,263	655,859	678,748	697,235	699,955
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$4.67	$3.30	$3.80	$3.50	$2.42	$3.33	$3.67	$7.62	$8.75	$9.70
Value at end of period	$2.81	$4.67	$3.30	$3.80	$3.50	$2.42	$3.33	$3.67	$7.62	$8.75
Number of accumulation units outstanding at end of period	0	93,869	92,163	111,427	141,825	115,822	125,988	121,325	52,541	43,049
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.62
Number of accumulation units outstanding at end of period	28,961
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$35.13	$29.78	$32.27	$28.39	$26.58	$27.35	$25.99	$22.48	$19.97	$20.43
Value at end of period	$38.57	$35.13	$29.78	$32.27	$28.39	$26.58	$27.35	$25.99	$22.48	$19.97
Number of accumulation units outstanding at end of period	243,861	249,077	295,464	331,840	353,991	367,368	410,017	453,864	472,194	527,000
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.84	$11.65	$12.61	$10.67	$9.63	$9.87
Value at end of period	$16.44	$14.84	$11.65	$12.61	$10.67	$9.63
Number of accumulation units outstanding at end of period	37,866	35,241	33,998	25,267	6,977	12,028
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.86	$14.83	$15.28	$14.07	$13.36	$14.10	$14.02	$14.90	$13.94	$13.57
Value at end of period	$17.15	$15.86	$14.83	$15.28	$14.07	$13.36	$14.10	$14.02	$14.90	$13.94
Number of accumulation units outstanding at end of period	259,417	241,049	262,304	274,581	5,779	6,334	320,989	349,739	392,064	435,066

CFI 182

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.11	$10.87	$12.05	$9.83	$9.36	$10.02
Value at end of period	$12.88	$13.11	$10.87	$12.05	$9.83	$9.36
Number of accumulation units outstanding at end of period	268,033	314,016	306,107	313,333	338,763	376,449
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.38	$11.12	$12.36	$10.10	$9.64	$10.35
Value at end of period	$13.10	$13.38	$11.12	$12.36	$10.10	$9.64
Number of accumulation units outstanding at end of period	0	0	4,037	3,758	3,387	3,009
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$12.63	$10.78	$11.73	$10.30	$9.73	$10.16	$10.10
Value at end of period	$14.53	$12.63	$10.78	$11.73	$10.30	$9.73	$10.16
Number of accumulation units outstanding at end of period	8,528	6,562	5,395	10,247	8,599	3,771	1,273
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$11.90	$11.42	$11.43	$11.37	$11.29	$11.22	$10.79	$11.10	$10.89	$10.24
Value at end of period	$12.23	$11.90	$11.42	$11.43	$11.37	$11.29	$11.22	$10.79	$11.10	$10.89
Number of accumulation units outstanding at end of period	31,423	30,299	27,287	25,898	18,536	23,961	18,128	25,163	30,870	15,855
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.55	$13.42	$13.34	$13.39	$13.49	$13.62	$13.75	$13.87	$14.00	$14.13
Value at end of period	$13.46	$13.55	$13.42	$13.34	$13.39	$13.49	$13.62	$13.75	$13.87	$14.00
Number of accumulation units outstanding at end of period	564,909	405,903	394,924	433,536	526,041	469,490	471,733	578,941	546,739	707,063
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$39.47	$30.92	$32.67	$27.41	$25.21	$25.82	$23.54	$18.19	$15.86	$16.05
Value at end of period	$45.85	$39.47	$30.92	$32.67	$27.41	$25.21	$25.82	$23.54	$18.19	$15.86
Number of accumulation units outstanding at end of period	900,210	988,730	1,082,729	1,212,462	1,334,797	1,453,012	1,583,337	1,750,329	1,670,182	1,861,396
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2019)
Value at beginning of period	$14.08	$13.47
Value at end of period	$14.79	$14.08
Number of accumulation units outstanding at end of period	255,107	272,990
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$23.06	$20.20	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84
Value at end of period	$24.13	$23.06	$20.20	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35
Number of accumulation units outstanding at end of period	2,183	1,652	51,185	50,416	63,515	64,582	64,492	78,943	95,490	54,082
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$53.58	$41.59	$45.06	$36.49	$33.41	$33.45	$29.65	$22.52	$19.87	$20.07
Value at end of period	$61.51	$53.58	$41.59	$45.06	$36.49	$33.41	$33.45	$29.65	$22.52	$19.87
Number of accumulation units outstanding at end of period	334,449	348,682	381,276	370,539	379,270	407,440	433,149	440,158	473,116	507,393
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$52.63	$41.81	$49.28	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30
Value at end of period	$56.44	$52.63	$41.81	$49.28	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82
Number of accumulation units outstanding at end of period	204,914	219,736	245,742	263,899	285,399	311,335	341,646	387,424	393,730	433,512
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.92	$30.60	$35.26	$32.39	$25.68	$26.79	$25.65	$18.14	$16.30	$16.58
Value at end of period	$38.54	$36.92	$30.60	$35.26	$32.39	$25.68	$26.79	$25.65	$18.14	$16.30
Number of accumulation units outstanding at end of period	143,824	156,578	174,467	174,153	185,311	193,514	200,476	226,153	221,187	247,590

CFI 183

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2019)
Value at beginning of period	$23.45	$23.04
Value at end of period	$26.21	$23.45
Number of accumulation units outstanding at end of period	0	120,498
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2019)
Value at beginning of period	$26.59	$25.94
Value at end of period	$30.05	$26.59
Number of accumulation units outstanding at end of period	0	104,913
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2019)
Value at beginning of period	$28.39	$27.61
Value at end of period	$32.48	$28.39
Number of accumulation units outstanding at end of period	0	73,975
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$22.57	$18.23	$20.16	$16.87	$15.78	$16.25	$15.42	$12.54	$10.93	$11.51
Value at end of period	$25.73	$22.57	$18.23	$20.16	$16.87	$15.78	$16.25	$15.42	$12.54	$10.93
Number of accumulation units outstanding at end of period	12,338	46,421	6,050	6,864	4,498	2,625	923	2,547	1,726	853
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2019)
Value at beginning of period	$17.81	$17.66
Value at end of period	$19.59	$17.81
Number of accumulation units outstanding at end of period	0	28,524
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$27.23	$25.02	$25.40	$24.41	$23.62	$23.71	$22.44	$22.68	$20.93	$19.65
Value at end of period	$29.08	$27.23	$25.02	$25.40	$24.41	$23.62	$23.71	$22.44	$22.68	$20.93
Number of accumulation units outstanding at end of period	765,087	736,210	750,270	848,017	806,058	875,242	520,758	553,721	554,849	571,135
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.47	$9.53	$11.16	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02
Value at end of period	$12.26	$11.47	$9.53	$11.16	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98
Number of accumulation units outstanding at end of period	218,213	233,718	226,332	216,525	248,696	216,984	197,292	152,357	146,917	125,263
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$31.57	$24.01	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08	$10.33	$10.32
Value at end of period	$40.94	$31.57	$24.01	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08	$10.33
Number of accumulation units outstanding at end of period	453,882	491,722	536,153	558,465	581,189	609,397	646,648	367,930	386,856	384,155
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$18.72	$15.10	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37
Value at end of period	$19.71	$18.72	$15.10	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58
Number of accumulation units outstanding at end of period	692,801	769,235	859,804	1,029,756	1,103,510	1,177,906	1,314,387	1,238,781	1,058,327	1,190,520
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$40.82	$31.86	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88
Value at end of period	$57.06	$40.82	$31.86	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64
Number of accumulation units outstanding at end of period	251,718	268,604	279,842	326,385	229,125	226,210	217,268	222,785	128,908	104,620
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$13.04	$10.56	$13.63	$10.66
Value at end of period	$14.95	$13.04	$10.56	$13.63
Number of accumulation units outstanding at end of period	4,178	4,995	7,841	7,590

CFI 184

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$46.47	$34.54	$35.21	$27.08	$25.65	$24.07	$21.48	$16.43	$14.49	$14.03
Value at end of period	$63.73	$46.47	$34.54	$35.21	$27.08	$25.65	$24.07	$21.48	$16.43	$14.49
Number of accumulation units outstanding at end of period	126,658	101,877	90,440	78,488	63,620	53,082	45,694	24,380	31,298	35,479
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.82	$19.85	$20.76	$17.10	$15.56	$15.38	$13.75	$10.52	$9.19	$9.04
Value at end of period	$31.17	$25.82	$19.85	$20.76	$17.10	$15.56	$15.38	$13.75	$10.52	$9.19
Number of accumulation units outstanding at end of period	198,603	163,745	147,805	160,821	165,693	185,230	166,825	147,468	115,917	94,922
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$30.27	$24.33	$26.37	$23.52	$20.59	$21.60	$19.43	$14.92	$13.00	$13.05
Value at end of period	$30.35	$30.27	$24.33	$26.37	$23.52	$20.59	$21.60	$19.43	$14.92	$13.00
Number of accumulation units outstanding at end of period	55,543	46,133	51,521	44,593	46,682	38,688	22,670	11,734	10,374	7,392
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$41.75	$31.33	$33.42	$27.13	$25.64	$26.09	$23.71	$17.75	$15.51	$16.01
Value at end of period	$55.63	$41.75	$31.33	$33.42	$27.13	$25.64	$26.09	$23.71	$17.75	$15.51
Number of accumulation units outstanding at end of period	33,262	34,432	30,207	29,232	23,207	21,152	20,937	16,525	13,637	17,781
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.93	$19.37	$21.56	$18.45	$16.42	$17.06	$15.28	$11.50	$9.92	$10.20
Value at end of period	$28.81	$24.93	$19.37	$21.56	$18.45	$16.42	$17.06	$15.28	$11.50	$9.92
Number of accumulation units outstanding at end of period	83,352	91,675	84,936	99,608	101,293	79,757	68,055	49,813	34,477	35,014
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.90	$19.28	$21.93	$19.38	$16.15	$17.08	$16.44	$11.96	$10.40	$10.93
Value at end of period	$28.30	$23.90	$19.28	$21.93	$19.38	$16.15	$17.08	$16.44	$11.96	$10.40
Number of accumulation units outstanding at end of period	77,525	85,027	66,448	66,831	57,016	51,382	37,568	28,961	15,352	17,258
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.04	$19.31	$23.17	$19.70	$17.54	$17.87	$17.08	$12.40	$10.87	$10.88
Value at end of period	$30.09	$24.04	$19.31	$23.17	$19.70	$17.54	$17.87	$17.08	$12.40	$10.87
Number of accumulation units outstanding at end of period	137,482	126,649	120,301	118,544	109,964	105,143	102,649	87,312	73,862	72,009
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$70.26	$56.20	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98
Value at end of period	$78.14	$70.26	$56.20	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89
Number of accumulation units outstanding at end of period	76,669	77,241	83,685	91,840	99,308	116,776	125,361	131,791	135,275	137,528
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$19.56	$16.72	$17.91	$15.68	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62
Value at end of period	$22.00	$19.56	$16.72	$17.91	$15.68	$14.95	$15.11	$14.44	$12.53	$11.16
Number of accumulation units outstanding at end of period	711,560	740,590	622,335	960,241	1,001,616	1,009,960	992,369	937,590	760,406	695,461
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.29	$17.63	$19.42	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77
Value at end of period	$24.14	$21.29	$17.63	$19.42	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12
Number of accumulation units outstanding at end of period	597,966	536,029	477,998	696,136	655,375	628,522	631,168	612,203	502,391	445,355
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.07	$17.98	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79
Value at end of period	$25.42	$22.07	$17.98	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08
Number of accumulation units outstanding at end of period	404,641	375,589	322,454	466,787	446,006	423,395	405,617	443,467	384,712	353,672
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$21.79	$17.67	$19.95	$16.55	$15.70	$15.99	$15.19	$12.42	$10.85	$11.55
Value at end of period	$25.05	$21.79	$17.67	$19.95	$16.55	$15.70	$15.99	$15.19	$12.42	$10.85
Number of accumulation units outstanding at end of period	119,804	79,609	71,857	99,588	73,860	67,113	48,091	41,506	21,159	10,336

CFI 185

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$16.15	$13.65	$14.77	$12.99	$12.33	$12.51	$11.88	$10.37	$9.20	$9.53
Value at end of period	$18.07	$16.15	$13.65	$14.77	$12.99	$12.33	$12.51	$11.88	$10.37	$9.20
Number of accumulation units outstanding at end of period	21,968	22,208	20,973	26,261	20,153	16,457	32,536	22,915	11,516	13,115
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.08	$15.24	$15.87	$14.66	$14.16	$14.29	$13.64	$12.87	$11.84	$11.91
Value at end of period	$18.94	$17.08	$15.24	$15.87	$14.66	$14.16	$14.29	$13.64	$12.87	$11.84
Number of accumulation units outstanding at end of period	139,999	162,011	209,219	385,014	446,755	562,105	104,558	97,439	83,281	69,908
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$15.18	$13.33	$14.06	$12.87	$12.27	$12.44	$11.89	$10.96	$9.88	$10.04
Value at end of period	$16.74	$15.18	$13.33	$14.06	$12.87	$12.27	$12.44	$11.89	$10.96	$9.88
Number of accumulation units outstanding at end of period	38,870	38,000	34,512	45,775	43,434	39,043	35,658	27,195	20,098	13,539
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$28.87	$25.38	$26.70	$24.39	$23.30	$23.57	$22.31	$20.09	$18.06	$17.91
Value at end of period	$31.59	$28.87	$25.38	$26.70	$24.39	$23.30	$23.57	$22.31	$20.09	$18.06
Number of accumulation units outstanding at end of period	97,163	94,950	70,372	49,116	53,431	62,400	73,982	75,812	71,412	73,152
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$32.49	$26.70	$29.41	$25.18	$23.78	$24.29	$23.01	$18.98	$16.66	$17.33
Value at end of period	$36.82	$32.49	$26.70	$29.41	$25.18	$23.78	$24.29	$23.01	$18.98	$16.66
Number of accumulation units outstanding at end of period	128,250	133,864	137,602	137,141	140,450	148,879	145,519	148,061	140,642	136,485
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$30.45	$25.78	$27.70	$24.43	$23.13	$23.48	$22.22	$19.24	$17.10	$17.36
Value at end of period	$34.01	$30.45	$25.78	$27.70	$24.43	$23.13	$23.48	$22.22	$19.24	$17.10
Number of accumulation units outstanding at end of period	148,155	157,767	160,884	149,601	145,231	153,294	156,573	155,803	161,276	173,264
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.54	$12.62	$12.78	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95	$11.25
Value at end of period	$14.38	$13.54	$12.62	$12.78	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95
Number of accumulation units outstanding at end of period	98,748	61,374	47,932	58,996	94,612	83,650	30,688	30,621	35,456	36,942
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$33.38	$25.70	$27.20	$22.61	$20.44	$20.41	$18.18	$13.90	$12.12	$12.02
Value at end of period	$39.05	$33.38	$25.70	$27.20	$22.61	$20.44	$20.41	$18.18	$13.90	$12.12
Number of accumulation units outstanding at end of period	14,456	7,595	7,865	10,634	7,885	6,794	5,312	4,584	2,454	2,666
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.03	$32.47	$38.27	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14
Value at end of period	$43.10	$42.03	$32.47	$38.27	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40
Number of accumulation units outstanding at end of period	107,377	99,428	97,326	124,601	107,855	95,373	73,263	74,101	40,423	36,572
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$51.52	$37.55	$38.64	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17
Value at end of period	$68.01	$51.52	$37.55	$38.64	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40
Number of accumulation units outstanding at end of period	92,226	100,371	103,744	105,216	117,755	131,265	133,330	157,648	151,780	160,645
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.76	$13.56	$14.97	$13.64	$13.65	$13.98	$12.37	$12.01	$9.62	$10.24
Value at end of period	$15.80	$16.76	$13.56	$14.97	$13.64	$13.65	$13.98	$12.37	$12.01	$9.62
Number of accumulation units outstanding at end of period	106,951	109,973	112,892	123,956	137,551	148,554	159,267	181,265	180,251	170,654
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$21.46	$16.90	$18.48	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43
Value at end of period	$19.87	$21.46	$16.90	$18.48	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32
Number of accumulation units outstanding at end of period	128,133	147,019	148,060	182,386	209,975	245,402	241,719	220,076	223,684	180,241

CFI 186

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$45.75	$34.71	$38.51	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64
Value at end of period	$55.04	$45.75	$34.71	$38.51	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60
Number of accumulation units outstanding at end of period	20,813	22,464	23,050	25,747	27,091	31,288	28,757	36,678	46,474	48,548
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.20	$16.96	$20.82	$18.95	$15.47	$16.09	$15.57	$11.23	$9.93	$10.30
Value at end of period	$21.91	$20.20	$16.96	$20.82	$18.95	$15.47	$16.09	$15.57	$11.23	$9.93
Number of accumulation units outstanding at end of period	11,994	10,410	9,582	14,483	18,533	20,305	18,856	20,591	9,732	14,256
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.90	$23.29	$26.84	$23.03	$19.74	$21.19	$19.60	$14.66	$12.47	$12.86
Value at end of period	$28.49	$28.90	$23.29	$26.84	$23.03	$19.74	$21.19	$19.60	$14.66	$12.47
Number of accumulation units outstanding at end of period	63,011	77,010	84,496	81,442	92,151	103,212	113,155	123,644	115,716	116,819
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.78	$20.83	$23.23	$21.14	$18.52	$18.41	$17.06	$13.78	$12.79	$13.05
Value at end of period	$26.99	$24.78	$20.83	$23.23	$21.14	$18.52	$18.41	$17.06	$13.78	$12.79
Number of accumulation units outstanding at end of period	393,761	444,786	485,099	523,541	16,001	18,108	768,656	681,776	723,553	836,002
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.72	$20.82	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87
Value at end of period	$26.22	$25.72	$20.82	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50
Number of accumulation units outstanding at end of period	63,335	61,263	67,051	66,138	71,476	73,780	70,143	72,452	95,868	99,288
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$30.71	$23.52	$27.36	$20.23	$20.38	$19.76	$19.50	$15.48	$12.84	$14.11
Value at end of period	$38.87	$30.71	$23.52	$27.36	$20.23	$20.38	$19.76	$19.50	$15.48	$12.84
Number of accumulation units outstanding at end of period	701,954	745,448	789,176	825,877	35,066	37,571	1,050,775	1,172,737	1,317,127	1,437,522
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.71	$23.54	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22
Value at end of period	$40.58	$30.71	$23.54	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61
Number of accumulation units outstanding at end of period	73,679	73,958	74,796	78,857	70,650	69,833	72,789	73,942	94,605	88,188
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.51	$34.00	$39.09	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87
Value at end of period	$42.22	$42.51	$34.00	$39.09	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03
Number of accumulation units outstanding at end of period	69,453	71,015	72,172	88,831	99,111	135,624	127,159	124,022	120,897	116,403
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.65	$27.68	$31.23	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67	$13.99
Value at end of period	$39.92	$34.65	$27.68	$31.23	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67
Number of accumulation units outstanding at end of period	45,709	52,009	47,023	51,283	47,841	78,346	73,999	68,588	59,814	49,291
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$33.38	$27.10	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77
Value at end of period	$39.01	$33.38	$27.10	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03
Number of accumulation units outstanding at end of period	1,778,141	1,732,468	1,666,091	1,598,553	1,543,584	1,545,543	1,400,394	1,329,995	1,183,144	1,109,412
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$40.86	$30.06	$31.37	$25.37	$23.84	$23.60	$20.62	$15.91	$13.83	$14.50
Value at end of period	$53.36	$40.86	$30.06	$31.37	$25.37	$23.84	$23.60	$20.62	$15.91	$13.83
Number of accumulation units outstanding at end of period	384,773	399,490	424,839	446,867	23,335	24,522	564,900	641,557	703,150	757,469
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$35.93	$28.70	$31.95	$27.75	$23.58	$25.57	$24.03	$18.70	$16.10	$16.40
Value at end of period	$35.93	$35.93	$28.70	$31.95	$27.75	$23.58	$25.57	$24.03	$18.70	$16.10
Number of accumulation units outstanding at end of period	120,106	132,723	145,890	165,283	174,698	179,328	180,432	194,908	174,723	163,826

CFI 187

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$73.99	$57.10	$58.28	$44.04	$43.80	$39.90	$37.06	$26.87	$22.81	$23.28
Value at end of period	$100.17	$73.99	$57.10	$58.28	$44.04	$43.80	$39.90	$37.06	$26.87	$22.81
Number of accumulation units outstanding at end of period	212,847	233,596	244,462	258,950	275,933	299,694	314,206	333,040	344,041	373,676
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.46	$16.98	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04
Value at end of period	$24.34	$21.46	$16.98	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34	$12.19
Number of accumulation units outstanding at end of period	20,469	26,241	28,028	41,175	40,559	53,045	30,221	31,036	38,026	38,822
WANGER INTERNATIONAL
Value at beginning of period	$16.25	$12.62	$15.48	$11.76	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39
Value at end of period	$18.40	$16.25	$12.62	$15.48	$11.76	$12.04	$12.14	$12.82	$10.58	$8.78
Number of accumulation units outstanding at end of period	67,156	73,670	73,953	81,171	90,654	68,649	85,195	100,999	95,669	96,495
WANGER SELECT
Value at beginning of period	$33.90	$26.47	$30.51	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74
Value at end of period	$42.53	$33.90	$26.47	$30.51	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65
Number of accumulation units outstanding at end of period	104,596	116,223	125,068	135,371	141,870	148,773	168,381	191,907	223,821	229,080
WANGER USA
Value at beginning of period	$38.14	$29.37	$30.09	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66
Value at end of period	$46.93	$38.14	$29.37	$30.09	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01
Number of accumulation units outstanding at end of period	42,584	48,628	48,979	42,627	44,544	49,270	51,849	63,963	73,015	79,950
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during May 2016)
Value at beginning of period	$16.41	$13.13	$13.80	$11.58	$10.06
Value at end of period	$20.88	$16.41	$13.13	$13.80	$11.58
Number of accumulation units outstanding at end of period	8,058	8,786	11,529	378	254
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$53.15	$41.91	$49.04	$44.58	$34.92	$36.93	$34.73	$25.39	$22.60	$23.31
Value at end of period	$53.25	$53.15	$41.91	$49.04	$44.58	$34.92	$36.93	$34.73	$25.39	$22.60
Number of accumulation units outstanding at end of period	46,013	49,324	51,859	56,839	62,069	67,164	72,552	76,461	84,221	95,390

TABLE 23
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$34.68	$26.16	$26.87	$21.30	$21.09	$20.79	$20.04	$15.02	$13.21	$14.07
Value at end of period	$46.61	$34.68	$26.16	$26.87	$21.30	$21.09	$20.79	$20.04	$15.02	$13.21
Number of accumulation units outstanding at end of period	64,323	56,906	65,001	51,225	34,751	33,901	40,960	39,673	35,164	25,734
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$29.04	$22.04	$21.74	$17.02	$15.97	$16.20	$14.35	$11.80	$10.72	$11.03
Value at end of period	$38.20	$29.04	$22.04	$21.74	$17.02	$15.97	$16.20	$14.35	$11.80	$10.72
Number of accumulation units outstanding at end of period	492,060	542,830	566,307	540,194	561,904	584,580	710,022	967,519	1,166,660	1,059,046
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$24.41	$19.68	$20.97	$17.41	$16.08	$16.72	$15.48	$12.05	$11.10	$11.00
Value at end of period	$27.54	$24.41	$19.68	$20.97	$17.41	$16.08	$16.72	$15.48	$12.05	$11.10
Number of accumulation units outstanding at end of period	533,682	593,652	699,786	669,593	748,080	804,161	908,434	1,142,158	995,938	802,324

CFI 188

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN CENTURY INVESTMENTS® DISCIPLINED CORE VALUE FUND (A CLASS)
Value at beginning of period	$74.46	$60.79	$66.10	$55.50	$49.48	$53.11	$47.80	$35.67	$31.52	$30.99
Value at end of period	$82.27	$74.46	$60.79	$66.10	$55.50	$49.48	$53.11	$47.80	$35.67	$31.52
Number of accumulation units outstanding at end of period	2,098	1,554	1,488	1,668	1,537	751	922	820	412	289
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.77	$11.96	$12.39	$12.14	$11.71	$12.09	$11.89	$13.22	$12.52	$11.19
Value at end of period	$13.95	$12.77	$11.96	$12.39	$12.14	$11.71	$12.09	$11.89	$13.22	$12.52
Number of accumulation units outstanding at end of period	335,422	319,391	380,429	407,176	425,269	443,372	475,706	492,093	591,153	419,596
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.89	$10.24	$11.13	$9.85	$9.31	$9.74
Value at end of period	$12.16	$11.89	$10.24	$11.13	$9.85	$9.31
Number of accumulation units outstanding at end of period	180,597	124,119	121,992	115,372	87,267	7,391
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$23.34	$18.48	$20.00	$16.39	$14.71	$14.38	$13.34	$10.25	$8.84	$9.10
Value at end of period	$26.56	$23.34	$18.48	$20.00	$16.39	$14.71	$14.38	$13.34	$10.25	$8.84
Number of accumulation units outstanding at end of period	916,823	1,038,124	1,081,671	1,111,257	967,850	821,914	678,576	610,487	588,206	649,765
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$21.02	$16.23	$18.15	$14.46	$13.80	$13.59	$13.48	$10.52	$8.71	$10.27
Value at end of period	$28.61	$21.02	$16.23	$18.15	$14.46	$13.80	$13.59	$13.48	$10.52	$8.71
Number of accumulation units outstanding at end of period	361,312	344,711	322,150	308,111	285,343	274,924	198,033	195,192	148,835	125,207
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.86	$12.03	$12.16	$11.90	$11.70	$11.79	$11.28	$11.63	$11.09	$10.52
Value at end of period	$14.10	$12.86	$12.03	$12.16	$11.90	$11.70	$11.79	$11.28	$11.63	$11.09
Number of accumulation units outstanding at end of period	359,905	197,523	183,793	186,457	188,792	184,414	146,722	147,967	175,552	145,915
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$36.20	$28.54	$29.71	$23.80	$22.17	$21.25	$19.65	$14.83	$12.43	$13.19
Value at end of period	$49.38	$36.20	$28.54	$29.71	$23.80	$22.17	$21.25	$19.65	$14.83	$12.43
Number of accumulation units outstanding at end of period	2,101,353	2,247,756	2,454,025	2,583,528	2,643,289	2,779,294	2,957,866	3,070,169	3,142,962	3,449,060
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$31.09	$25.02	$26.06	$21.91	$19.52	$19.77	$17.96	$13.76	$12.36	$11.66
Value at end of period	$33.15	$31.09	$25.02	$26.06	$21.91	$19.52	$19.77	$17.96	$13.76	$12.36
Number of accumulation units outstanding at end of period	1,113,346	1,238,748	1,231,672	1,168,189	1,106,931	985,536	943,969	942,360	922,859	935,569
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$21.57	$18.87	$23.41	$21.20	$17.26	$19.45	$17.90	$12.51	$10.85	$11.73
Value at end of period	$22.18	$21.57	$18.87	$23.41	$21.20	$17.26	$19.45	$17.90	$12.51	$10.85
Number of accumulation units outstanding at end of period	195,590	245,113	320,176	418,950	432,381	452,625	457,176	411,224	251,081	151,639
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$25.00	$20.26	$23.70	$20.66	$18.06	$19.02	$17.31	$12.09	$10.15	$11.56
Value at end of period	$27.23	$25.00	$20.26	$23.70	$20.66	$18.06	$19.02	$17.31	$12.09	$10.15
Number of accumulation units outstanding at end of period	88,138	109,115	119,661	113,417	125,949	169,808	154,650	113,838	31,318	21,326
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.42	$11.27	$12.77	$9.85	$11.01	$11.57	$11.80	$9.52	$7.67	$8.35
Value at end of period	$15.35	$14.42	$11.27	$12.77	$9.85	$11.01	$11.57	$11.80	$9.52	$7.67
Number of accumulation units outstanding at end of period	220,311	232,104	219,950	245,603	298,534	379,303	325,147	189,216	68,700	67,626

CFI 189

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$14.39	$11.39	$12.09	$10.45	$9.15	$9.99
Value at end of period	$15.16	$14.39	$11.39	$12.09	$10.45	$9.15
Number of accumulation units outstanding at end of period	97,628	133,877	119,091	88,260	98,419	6,747
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.35	$12.37	$11.58	$9.37	$10.07	$9.99
Value at end of period	$18.15	$15.35	$12.37	$11.58	$9.37	$10.07
Number of accumulation units outstanding at end of period	564,395	503,428	483,742	417,792	297,827	240,666
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$33.87	$27.50	$28.54	$25.74	$24.10	$24.89	$22.94	$19.63	$17.94	$17.33
Value at end of period	$38.65	$33.87	$27.50	$28.54	$25.74	$24.10	$24.89	$22.94	$19.63	$17.94
Number of accumulation units outstanding at end of period	229,496	230,257	234,433	246,206	264,386	274,711	278,331	323,524	283,921	267,842
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$20.53	$15.60	$16.45	$15.52	$14.84	$14.27	$11.07	$10.85	$9.47	$9.94
Value at end of period	$19.74	$20.53	$15.60	$16.45	$15.52	$14.84	$14.27	$11.07	$10.85	$9.47
Number of accumulation units outstanding at end of period	134,868	195,907	161,866	152,909	131,773	95,310	91,211	55,322	38,226	14,335
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.94	$9.26	$10.62
Value at end of period	$12.48	$11.94	$9.26
Number of accumulation units outstanding at end of period	126,543	139,021	123,802
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$20.83	$16.02	$18.70	$16.67	$14.77	$15.74	$14.19	$10.61	$9.20	$9.70
Value at end of period	$21.96	$20.83	$16.02	$18.70	$16.67	$14.77	$15.74	$14.19	$10.61	$9.20
Number of accumulation units outstanding at end of period	27,809	46,264	36,960	45,965	53,257	71,791	98,909	64,315	68,807	75,847
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$17.26	$13.64	$16.71	$15.11	$11.65	$12.57	$12.05	$10.43
Value at end of period	$16.84	$17.26	$13.64	$16.71	$15.11	$11.65	$12.57	$12.05
Number of accumulation units outstanding at end of period	27,076	29,802	32,818	54,829	50,489	29,805	4,399	266
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$75.45	$57.92	$62.49	$51.79	$48.43	$48.59	$43.84	$33.73	$29.27	$30.33
Value at end of period	$97.54	$75.45	$57.92	$62.49	$51.79	$48.43	$48.59	$43.84	$33.73	$29.27
Number of accumulation units outstanding at end of period	1,607,816	1,778,634	2,051,701	2,264,285	2,393,463	2,593,529	2,778,987	3,086,792	3,135,098	3,164,441
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.56	$35.31	$38.90	$34.80	$29.78	$31.32	$29.10	$22.94	$19.75	$19.76
Value at end of period	$47.07	$44.56	$35.31	$38.90	$34.80	$29.78	$31.32	$29.10	$22.94	$19.75
Number of accumulation units outstanding at end of period	589,912	631,876	685,853	766,757	828,836	880,341	955,259	1,017,847	1,057,270	1,127,906
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$56.53	$42.51	$43.01	$32.15	$32.21	$30.36	$27.55	$20.41	$17.98	$18.12
Value at end of period	$80.53	$56.53	$42.51	$43.01	$32.15	$32.21	$30.36	$27.55	$20.41	$17.98
Number of accumulation units outstanding at end of period	1,228,771	1,251,087	1,376,935	1,420,029	1,423,308	1,538,039	1,605,057	1,567,104	1,652,260	1,616,655
FIDELITY® VIP MID CAP PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during May 2016)
Value at beginning of period	$23.50	$19.23	$22.73	$19.00	$17.04
Value at end of period	$27.50	$23.50	$19.23	$22.73	$19.00
Number of accumulation units outstanding at end of period	0	0	0	0	232

CFI 190

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.92	$22.08	$26.17	$20.29	$21.59	$21.04	$23.12	$17.90	$14.98	$18.26
Value at end of period	$31.96	$27.92	$22.08	$26.17	$20.29	$21.59	$21.04	$23.12	$17.90	$14.98
Number of accumulation units outstanding at end of period	114,654	124,070	142,571	139,609	130,021	138,177	121,941	116,203	113,642	109,027
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$40.34	$32.25	$37.39	$34.13	$26.48	$28.87	$29.00	$21.50	$18.34	$19.25
Value at end of period	$42.01	$40.34	$32.25	$37.39	$34.13	$26.48	$28.87	$29.00	$21.50	$18.34
Number of accumulation units outstanding at end of period	324,060	369,217	414,572	481,733	518,551	546,257	624,949	689,000	679,825	713,462
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$97.91	$79.76	$91.70	$68.72	$64.94	$76.33	$80.99	$75.49	$63.10	$77.81
Value at end of period	$113.64	$97.91	$79.76	$91.70	$68.72	$64.94	$76.33	$80.99	$75.49	$63.10
Number of accumulation units outstanding at end of period	409,660	480,805	540,530	572,013	579,541	625,681	653,677	736,576	724,489	674,108
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.99
Number of accumulation units outstanding at end of period	30,378
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$29.09	$23.35	$26.80	$23.53	$21.22	$22.40	$21.65	$16.93	$15.49	$16.69
Value at end of period	$16.90	$29.09	$23.35	$26.80	$23.53	$21.22	$22.40	$21.65	$16.93	$15.49
Number of accumulation units outstanding at end of period	0	17,166	21,921	29,039	25,527	26,426	29,001	29,718	34,235	35,891
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$51.66	$39.60	$46.07	$34.05	$34.36	$33.39	$32.97	$26.16	$21.79	$24.00
Value at end of period	$65.29	$51.66	$39.60	$46.07	$34.05	$34.36	$33.39	$32.97	$26.16	$21.79
Number of accumulation units outstanding at end of period	776	776	772	769	767	824	788	1,132	1,082	1,066
INVESCO OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME FUND (SERIES I)
Value at beginning of period	$23.97	$21.85	$23.09	$21.94	$20.80	$21.50	$21.11	$21.35	$19.00	$19.03
Value at end of period	$24.54	$23.97	$21.85	$23.09	$21.94	$20.80	$21.50	$21.11	$21.35	$19.00
Number of accumulation units outstanding at end of period	129	129	129	129	129	373	367	365	365	380
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$31.98	$25.54	$28.77	$25.45	$21.78	$23.37	$21.09	$15.11	$12.93	$13.36
Value at end of period	$37.97	$31.98	$25.54	$28.77	$25.45	$21.78	$23.37	$21.09	$15.11	$12.93
Number of accumulation units outstanding at end of period	147,986	145,925	158,770	156,008	174,080	179,212	170,936	150,459	105,758	110,929
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$91.92	$67.89	$71.15	$56.44	$55.74	$53.61	$49.94	$35.99	$37.17
Value at end of period	$129.55	$91.92	$67.89	$71.15	$56.44	$55.74	$53.61	$49.94	$35.99
Number of accumulation units outstanding at end of period	38,393	38,015	43,607	40,378	41,912	43,350	49,199	44,424	42,950
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.68	$16.20	$18.06	$16.11	$14.76	$15.82	$14.78	$11.55	$10.24	$10.35
Value at end of period	$23.31	$20.68	$16.20	$18.06	$16.11	$14.76	$15.82	$14.78	$11.55	$10.24
Number of accumulation units outstanding at end of period	182,453	197,611	241,386	261,068	307,003	335,219	360,123	376,107	389,166	426,367
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$69.50	$57.26	$57.45	$49.00	$47.31	$47.49	$44.21	$37.16	$33.04	$32.83
Value at end of period	$78.66	$69.50	$57.26	$57.45	$49.00	$47.31	$47.49	$44.21	$37.16	$33.04
Number of accumulation units outstanding at end of period	171	171	171	172	171	172	171	174	173	174

CFI 191

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$69.09	$51.51	$52.25	$41.42	$37.23	$36.15	$32.45	$24.76	$21.32	$21.84
Value at end of period	$81.73	$69.09	$51.51	$52.25	$41.42	$37.23	$36.15	$32.45	$24.76	$21.32
Number of accumulation units outstanding at end of period	3	3	3	4	4	4	4	9	9	9
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$30.96	$28.54	$29.12	$28.39	$27.98	$28.20	$27.14	$27.45	$25.59	$24.22
Value at end of period	$33.87	$30.96	$28.54	$29.12	$28.39	$27.98	$28.20	$27.14	$27.45	$25.59
Number of accumulation units outstanding at end of period	125	125	125	126	126	188	184	184	184	187
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$39.01	$30.54	$33.12	$26.33	$26.06	$26.94	$25.32	$19.92	$16.75	$19.62
Value at end of period	$46.37	$39.01	$30.54	$33.12	$26.33	$26.06	$26.94	$25.32	$19.92	$16.75
Number of accumulation units outstanding at end of period	236	236	246	246	246	246	246	252	251	252
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$50.20	$37.42	$38.80	$30.64	$30.79	$29.53	$26.39	$20.45	$17.42	$18.58
Value at end of period	$66.09	$50.20	$37.42	$38.80	$30.64	$30.79	$29.53	$26.39	$20.45	$17.42
Number of accumulation units outstanding at end of period	1	1	1	2	2	2	2	6	6	6
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.97	$10.00	$11.72	$9.67	$10.20
Value at end of period	$12.85	$11.97	$10.00	$11.72	$9.67
Number of accumulation units outstanding at end of period	19,043	19,162	22,074	14,244	3,435
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.16	$18.75	$22.75	$20.93	$16.76	$17.56	$16.88	$12.57	$10.94	$11.26
Value at end of period	$23.37	$23.16	$18.75	$22.75	$20.93	$16.76	$17.56	$16.88	$12.57	$10.94
Number of accumulation units outstanding at end of period	91,046	108,891	135,133	185,349	235,559	236,400	243,621	313,712	246,982	168,310
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.56	$21.05	$25.03	$23.66	$20.53	$21.55	$19.52	$15.13	$13.34	$14.04
Value at end of period	$25.94	$25.56	$21.05	$25.03	$23.66	$20.53	$21.55	$19.52	$15.13	$13.34
Number of accumulation units outstanding at end of period	318,395	401,566	459,880	532,302	570,931	613,143	646,996	673,766	680,199	732,383
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.70	$10.26	$10.24	$10.09	$10.00
Value at end of period	$10.90	$10.70	$10.26	$10.24	$10.09
Number of accumulation units outstanding at end of period	294,223	265,695	228,555	154,705	52,333
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.13	$10.32	$10.43	$10.22	$10.08	$10.19	$9.73	$9.59
Value at end of period	$11.98	$11.13	$10.32	$10.43	$10.22	$10.08	$10.19	$9.73
Number of accumulation units outstanding at end of period	621,154	528,716	527,834	477,320	394,882	345,427	209,832	62,207
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$24.60	$19.78	$21.25	$18.13	$16.66	$16.92	$15.50	$11.35	$10.35	$10.78
Value at end of period	$29.04	$24.60	$19.78	$21.25	$18.13	$16.66	$16.92	$15.50	$11.35	$10.35
Number of accumulation units outstanding at end of period	216,075	226,470	235,391	236,481	243,814	238,626	231,118	261,692	220,912	396,971
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$20.92	$17.49	$18.42	$16.44	$15.69	$15.93	$14.90	$12.94	$11.74	$12.08
Value at end of period	$24.08	$20.92	$17.49	$18.42	$16.44	$15.69	$15.93	$14.90	$12.94	$11.74
Number of accumulation units outstanding at end of period	426,927	426,731	455,149	490,965	491,787	514,331	565,239	864,034	964,186	1,042,876

CFI 192

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2015)
Value at beginning of period	$5.86	$5.28	$6.22	$6.12	$5.41	$7.28
Value at end of period	$5.84	$5.86	$5.28	$6.22	$6.12	$5.41
Number of accumulation units outstanding at end of period	54,015	61,048	68,325	63,353	76,584	21,171
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.08	$14.98	$15.47	$15.08	$14.48	$15.03	$14.73	$16.39	$15.22	$13.77
Value at end of period	$17.79	$16.08	$14.98	$15.47	$15.08	$14.48	$15.03	$14.73	$16.39	$15.22
Number of accumulation units outstanding at end of period	941,292	896,947	1,061,995	1,136,296	1,220,952	1,316,134	1,637,337	2,311,435	3,238,654	2,993,747
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.91	$19.34	$20.20	$19.02	$16.82	$17.68	$17.85	$16.09	$14.00	$14.38
Value at end of period	$22.23	$21.91	$19.34	$20.20	$19.02	$16.82	$17.68	$17.85	$16.09	$14.00
Number of accumulation units outstanding at end of period	188,213	216,233	251,791	280,833	306,038	327,967	392,946	802,365	768,698	688,529
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.71	$10.11	$10.15	$9.95	$9.93	$9.93
Value at end of period	$11.45	$10.71	$10.11	$10.15	$9.95	$9.93
Number of accumulation units outstanding at end of period	293,016	143,163	127,500	123,249	110,091	44,068
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.63	$21.71	$21.65	$21.36	$20.31	$21.43	$21.31	$21.06	$18.37	$19.00
Value at end of period	$20.47	$21.63	$21.71	$21.65	$21.36	$20.31	$21.43	$21.31	$21.06	$18.37
Number of accumulation units outstanding at end of period	885,442	1,006,364	1,159,011	1,208,608	1,299,618	1,582,998	1,877,478	2,575,397	2,596,041	2,540,197
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$12.72	$10.23	$12.75	$10.36	$10.23
Value at end of period	$15.15	$12.72	$10.23	$12.75	$10.36
Number of accumulation units outstanding at end of period	66,473	64,178	66,612	57,362	9,762
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$4.65	$3.29	$3.79	$3.49	$2.41	$3.32	$3.66	$7.61	$8.75	$9.81
Value at end of period	$2.79	$4.65	$3.29	$3.79	$3.49	$2.41	$3.32	$3.66	$7.61	$8.75
Number of accumulation units outstanding at end of period	0	1,080,719	830,331	694,340	709,634	550,645	739,941	376,742	268,859	110,537
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.61
Number of accumulation units outstanding at end of period	209,872
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$34.72	$29.44	$31.92	$28.10	$26.33	$27.09	$25.76	$22.30	$19.82	$20.28
Value at end of period	$38.10	$34.72	$29.44	$31.92	$28.10	$26.33	$27.09	$25.76	$22.30	$19.82
Number of accumulation units outstanding at end of period	342,747	363,873	408,940	446,889	501,564	558,183	632,409	702,138	790,243	883,575
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$14.80	$11.63	$12.60	$10.66	$9.63	$10.04
Value at end of period	$16.40	$14.80	$11.63	$12.60	$10.66	$9.63
Number of accumulation units outstanding at end of period	105,811	120,691	124,158	103,797	111,118	44,399
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.74	$14.73	$15.18	$13.98	$13.29	$14.03	$13.96	$14.69	$13.89	$13.53
Value at end of period	$17.01	$15.74	$14.73	$15.18	$13.98	$13.29	$14.03	$13.96	$14.69	$13.89
Number of accumulation units outstanding at end of period	502,730	521,056	607,932	626,099	2,362	2,410	861,388	1,353,585	1,424,433	1,463,499

CFI 193

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.07	$10.85	$12.03	$9.82	$9.35	$10.02
Value at end of period	$12.84	$13.07	$10.85	$12.03	$9.82	$9.35
Number of accumulation units outstanding at end of period	763,805	894,006	972,262	1,060,125	1,129,928	1,327,396
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$12.60	$10.75	$11.70	$10.28	$9.72	$10.16	$10.07
Value at end of period	$14.48	$12.60	$10.75	$11.70	$10.28	$9.72	$10.16
Number of accumulation units outstanding at end of period	138,585	71,371	83,756	100,380	113,664	153,867	31,383
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$14.63	$14.04	$14.07	$13.99	$13.91	$13.82	$13.31	$13.69	$13.44	$12.64
Value at end of period	$15.03	$14.63	$14.04	$14.07	$13.99	$13.91	$13.82	$13.31	$13.69	$13.44
Number of accumulation units outstanding at end of period	41,600	30,167	35,130	36,542	43,864	32,892	34,013	30,420	29,369	24,279
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.39	$13.27	$13.20	$13.25	$13.36	$13.49	$13.62	$13.76	$13.89	$14.03
Value at end of period	$13.30	$13.39	$13.27	$13.20	$13.25	$13.36	$13.49	$13.62	$13.76	$13.89
Number of accumulation units outstanding at end of period	3,636,345	2,563,057	2,687,680	2,323,058	2,667,211	2,500,323	2,439,906	2,746,407	2,686,771	3,191,766
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$39.01	$30.57	$32.32	$27.13	$24.96	$25.58	$23.33	$18.04	$15.74	$15.94
Value at end of period	$45.29	$39.01	$30.57	$32.32	$27.13	$24.96	$25.58	$23.33	$18.04	$15.74
Number of accumulation units outstanding at end of period	1,607,756	1,757,570	1,969,759	2,109,006	2,296,950	2,573,348	2,796,332	2,980,033	2,784,865	3,122,470
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2019)
Value at beginning of period	$14.03	$13.29
Value at end of period	$14.73	$14.03
Number of accumulation units outstanding at end of period	683,857	800,075
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.89	$20.07	$20.94	$19.91	$17.55	$18.09	$18.06	$17.27	$15.30	$14.80
Value at end of period	$23.94	$22.89	$20.07	$20.94	$19.91	$17.55	$18.09	$18.06	$17.27	$15.30
Number of accumulation units outstanding at end of period	101	540	226,821	220,692	211,341	218,348	256,687	278,013	304,213	176,625
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$52.96	$41.13	$44.58	$36.13	$33.09	$33.14	$29.40	$22.34	$19.72	$19.93
Value at end of period	$60.77	$52.96	$41.13	$44.58	$36.13	$33.09	$33.14	$29.40	$22.34	$19.72
Number of accumulation units outstanding at end of period	1,466,211	1,580,089	1,748,354	1,772,171	1,848,916	1,831,586	1,884,887	1,851,092	1,908,669	2,055,559
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$52.07	$41.38	$48.80	$43.40	$37.10	$38.16	$35.18	$26.41	$22.66	$23.15
Value at end of period	$55.80	$52.07	$41.38	$48.80	$43.40	$37.10	$38.16	$35.18	$26.41	$22.66
Number of accumulation units outstanding at end of period	677,383	735,690	833,995	885,342	948,602	971,244	1,009,096	998,425	1,038,875	1,145,391
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.52	$30.28	$34.92	$32.09	$25.45	$26.56	$25.45	$18.01	$16.19	$16.47
Value at end of period	$38.11	$36.52	$30.28	$34.92	$32.09	$25.45	$26.56	$25.45	$18.01	$16.19
Number of accumulation units outstanding at end of period	479,423	536,310	610,990	642,558	691,570	700,206	739,589	765,486	725,343	764,655
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$22.46	$18.16	$20.08	$16.81	$15.74	$16.21	$15.64
Value at end of period	$25.60	$22.46	$18.16	$20.08	$16.81	$15.74	$16.21
Number of accumulation units outstanding at end of period	14,834	11,806	9,511	6,423	3,038	700	334

CFI 194

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.91	$24.74	$25.13	$24.16	$23.39	$23.49	$22.24	$22.49	$20.77	$19.50
Value at end of period	$28.72	$26.91	$24.74	$25.13	$24.16	$23.39	$23.49	$22.24	$22.49	$20.77
Number of accumulation units outstanding at end of period	1,811,404	1,776,134	1,886,443	1,999,969	2,080,880	2,107,186	1,154,880	1,277,382	1,467,500	1,403,969
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.40	$9.48	$11.10	$8.98	$9.00	$9.17	$9.84	$8.19	$6.97	$8.01
Value at end of period	$12.18	$11.40	$9.48	$11.10	$8.98	$9.00	$9.17	$9.84	$8.19	$6.97
Number of accumulation units outstanding at end of period	891,333	968,769	914,050	846,907	707,557	645,584	464,004	403,035	334,897	320,786
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$31.43	$23.91	$24.52	$19.09	$18.54	$17.61	$15.65	$12.07	$10.32	$10.31
Value at end of period	$40.73	$31.43	$23.91	$24.52	$19.09	$18.54	$17.61	$15.65	$12.07	$10.32
Number of accumulation units outstanding at end of period	1,947,417	2,188,127	2,354,426	2,574,804	2,676,783	2,848,723	2,874,319	1,754,560	1,568,932	1,277,826
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$18.59	$15.01	$16.45	$14.63	$12.97	$13.72	$12.58	$9.71	$8.55	$8.35
Value at end of period	$19.56	$18.59	$15.01	$16.45	$14.63	$12.97	$13.72	$12.58	$9.71	$8.55
Number of accumulation units outstanding at end of period	2,261,477	2,469,569	2,830,184	3,231,060	3,600,615	4,030,668	4,449,918	4,322,074	3,408,810	3,715,931
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$40.44	$31.58	$34.48	$27.84	$26.22	$26.34	$24.45	$18.71	$16.55	$16.80
Value at end of period	$56.51	$40.44	$31.58	$34.48	$27.84	$26.22	$26.34	$24.45	$18.71	$16.55
Number of accumulation units outstanding at end of period	724,850	799,159	933,429	998,674	702,576	696,197	722,454	801,153	623,094	331,079
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during July 2016)
Value at beginning of period	$13.01	$10.54	$13.62	$10.15	$9.99
Value at end of period	$14.92	$13.01	$10.54	$13.62	$10.15
Number of accumulation units outstanding at end of period	37,832	32,189	31,197	20,592	521
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$46.22	$34.37	$35.06	$26.97	$25.57	$24.00	$21.43	$16.40	$14.47	$14.02
Value at end of period	$63.36	$46.22	$34.37	$35.06	$26.97	$25.57	$24.00	$21.43	$16.40	$14.47
Number of accumulation units outstanding at end of period	491,872	493,139	495,862	514,495	447,701	263,247	117,561	72,026	58,318	33,613
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.67	$19.74	$20.66	$17.02	$15.50	$15.33	$13.72	$10.49	$9.17	$9.03
Value at end of period	$30.98	$25.67	$19.74	$20.66	$17.02	$15.50	$15.33	$13.72	$10.49	$9.17
Number of accumulation units outstanding at end of period	1,366,783	1,323,675	1,186,072	1,058,160	910,693	778,297	548,712	415,194	311,379	215,476
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$30.11	$24.21	$26.26	$23.43	$20.52	$21.54	$19.39	$14.90	$12.98	$13.03
Value at end of period	$30.17	$30.11	$24.21	$26.26	$23.43	$20.52	$21.54	$19.39	$14.90	$12.98
Number of accumulation units outstanding at end of period	190,256	207,595	189,895	171,578	140,977	97,608	80,216	62,655	30,036	22,347
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$41.53	$31.18	$33.28	$27.03	$25.56	$26.02	$23.66	$17.71	$15.49	$16.00
Value at end of period	$55.31	$41.53	$31.18	$33.28	$27.03	$25.56	$26.02	$23.66	$17.71	$15.49
Number of accumulation units outstanding at end of period	140,178	166,860	166,991	175,411	168,288	127,203	76,643	69,386	44,677	44,248
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.78	$19.26	$21.46	$18.37	$16.36	$17.00	$15.24	$11.47	$9.90	$10.19
Value at end of period	$28.63	$24.78	$19.26	$21.46	$18.37	$16.36	$17.00	$15.24	$11.47	$9.90
Number of accumulation units outstanding at end of period	1,064,191	1,091,469	954,088	879,447	748,904	616,625	409,229	296,380	211,416	173,172
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.76	$19.17	$21.83	$19.29	$16.09	$17.03	$16.39	$11.93	$10.39	$10.92
Value at end of period	$28.13	$23.76	$19.17	$21.83	$19.29	$16.09	$17.03	$16.39	$11.93	$10.39
Number of accumulation units outstanding at end of period	753,791	752,704	684,769	612,787	588,580	496,345	346,754	299,111	202,565	173,908

CFI 195

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.82	$19.14	$22.98	$19.55	$17.41	$17.75	$16.97	$12.33	$10.81	$10.83
Value at end of period	$29.80	$23.82	$19.14	$22.98	$19.55	$17.41	$17.75	$16.97	$12.33	$10.81
Number of accumulation units outstanding at end of period	417,360	446,862	502,664	541,711	547,173	585,811	500,285	537,316	403,013	341,819
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$69.47	$55.59	$66.72	$60.56	$49.13	$50.02	$47.42	$34.77	$30.67	$31.76
Value at end of period	$77.22	$69.47	$55.59	$66.72	$60.56	$49.13	$50.02	$47.42	$34.77	$30.67
Number of accumulation units outstanding at end of period	293,871	329,932	379,091	419,974	432,727	424,083	429,760	451,643	472,664	521,379
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$19.42	$16.61	$17.79	$15.59	$14.87	$15.03	$14.38	$12.49	$11.12	$11.59
Value at end of period	$21.83	$19.42	$16.61	$17.79	$15.59	$14.87	$15.03	$14.38	$12.49	$11.12
Number of accumulation units outstanding at end of period	619,583	587,566	600,925	599,837	603,764	595,660	598,768	564,661	578,458	486,409
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.14	$17.51	$19.30	$16.32	$15.51	$15.75	$15.05	$12.63	$11.08	$11.74
Value at end of period	$23.95	$21.14	$17.51	$19.30	$16.32	$15.51	$15.75	$15.05	$12.63	$11.08
Number of accumulation units outstanding at end of period	689,052	759,640	854,830	840,426	788,630	782,242	771,047	686,403	631,358	486,904
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.91	$17.86	$20.09	$16.74	$15.89	$16.20	$15.43	$12.62	$11.04	$11.76
Value at end of period	$25.22	$21.91	$17.86	$20.09	$16.74	$15.89	$16.20	$15.43	$12.62	$11.04
Number of accumulation units outstanding at end of period	468,524	513,310	573,566	566,992	524,289	526,731	492,301	443,558	415,159	355,767
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$21.69	$17.60	$19.87	$16.50	$15.65	$15.95	$15.16	$12.40	$10.84	$11.54
Value at end of period	$24.92	$21.69	$17.60	$19.87	$16.50	$15.65	$15.95	$15.16	$12.40	$10.84
Number of accumulation units outstanding at end of period	179,339	171,870	153,485	128,331	115,093	137,806	101,721	43,838	20,646	11,811
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$16.05	$13.57	$14.69	$12.93	$12.29	$12.47	$11.84	$10.34	$9.19	$9.51
Value at end of period	$17.95	$16.05	$13.57	$14.69	$12.93	$12.29	$12.47	$11.84	$10.34	$9.19
Number of accumulation units outstanding at end of period	18,178	20,578	26,365	22,561	22,041	22,007	18,950	12,250	11,655	5,869
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.95	$15.14	$15.77	$14.57	$14.09	$14.22	$13.58	$12.82	$11.80	$11.87
Value at end of period	$18.79	$16.95	$15.14	$15.77	$14.57	$14.09	$14.22	$13.58	$12.82	$11.80
Number of accumulation units outstanding at end of period	227,940	246,308	304,871	297,137	372,157	425,957	95,925	41,345	56,830	83,052
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$15.09	$13.26	$13.99	$12.81	$12.22	$12.39	$11.86	$10.93	$9.86	$10.03
Value at end of period	$16.64	$15.09	$13.26	$13.99	$12.81	$12.22	$12.39	$11.86	$10.93	$9.86
Number of accumulation units outstanding at end of period	58,673	75,481	93,022	101,916	104,920	84,268	84,155	47,805	26,586	21,289
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$28.53	$25.10	$26.42	$24.14	$23.07	$23.35	$22.12	$19.93	$17.92	$17.78
Value at end of period	$31.20	$28.53	$25.10	$26.42	$24.14	$23.07	$23.35	$22.12	$19.93	$17.92
Number of accumulation units outstanding at end of period	148,032	171,659	136,567	158,686	187,635	185,978	209,370	218,913	199,131	216,659
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$32.11	$26.40	$29.09	$24.93	$23.54	$24.07	$22.81	$18.82	$16.53	$17.20
Value at end of period	$36.37	$32.11	$26.40	$29.09	$24.93	$23.54	$24.07	$22.81	$18.82	$16.53
Number of accumulation units outstanding at end of period	238,639	243,455	262,767	275,264	282,595	287,646	333,245	334,501	344,604	355,825
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$30.10	$25.49	$27.41	$24.18	$22.90	$23.26	$22.02	$19.08	$16.96	$17.23
Value at end of period	$33.59	$30.10	$25.49	$27.41	$24.18	$22.90	$23.26	$22.02	$19.08	$16.96
Number of accumulation units outstanding at end of period	244,227	256,518	259,560	292,888	271,069	270,146	285,252	240,039	218,397	193,617

CFI 196

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.46	$12.55	$12.72	$12.45	$12.29	$12.39	$11.83	$12.26	$11.93	$11.24
Value at end of period	$14.29	$13.46	$12.55	$12.72	$12.45	$12.29	$12.39	$11.83	$12.26	$11.93
Number of accumulation units outstanding at end of period	291,026	272,017	231,278	181,163	226,623	139,710	115,169	86,682	82,672	79,019
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$33.12	$25.51	$27.02	$22.47	$20.32	$20.30	$18.09	$13.84	$12.07	$11.98
Value at end of period	$38.73	$33.12	$25.51	$27.02	$22.47	$20.32	$20.30	$18.09	$13.84	$12.07
Number of accumulation units outstanding at end of period	156,373	160,527	119,580	93,698	82,596	54,454	36,748	9,525	2,839	21,652
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$41.66	$32.20	$37.97	$34.52	$28.10	$28.89	$25.94	$19.95	$17.32	$18.06
Value at end of period	$42.70	$41.66	$32.20	$37.97	$34.52	$28.10	$28.89	$25.94	$19.95	$17.32
Number of accumulation units outstanding at end of period	303,874	376,465	412,077	460,322	433,592	359,196	361,499	435,110	424,190	396,015
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$51.07	$37.24	$38.34	$30.21	$28.96	$30.80	$29.82	$21.69	$18.31	$18.09
Value at end of period	$67.37	$51.07	$37.24	$38.34	$30.21	$28.96	$30.80	$29.82	$21.69	$18.31
Number of accumulation units outstanding at end of period	288,160	341,443	367,194	364,926	386,243	477,909	562,071	554,727	470,454	491,852
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.66	$13.49	$14.90	$13.58	$13.60	$13.93	$12.34	$11.99	$9.60	$10.23
Value at end of period	$15.70	$16.66	$13.49	$14.90	$13.58	$13.60	$13.93	$12.34	$11.99	$9.60
Number of accumulation units outstanding at end of period	341,970	389,710	459,171	526,012	609,985	661,625	710,502	899,579	900,385	926,856
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$21.31	$16.80	$18.37	$17.64	$17.09	$16.77	$13.04	$12.91	$11.29	$10.41
Value at end of period	$19.72	$21.31	$16.80	$18.37	$17.64	$17.09	$16.77	$13.04	$12.91	$11.29
Number of accumulation units outstanding at end of period	334,803	413,492	462,369	589,052	733,443	758,836	792,173	817,575	866,048	733,225
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$45.34	$34.42	$38.20	$31.73	$29.57	$29.00	$25.97	$19.46	$17.51	$18.56
Value at end of period	$54.52	$45.34	$34.42	$38.20	$31.73	$29.57	$29.00	$25.97	$19.46	$17.51
Number of accumulation units outstanding at end of period	33,358	40,631	44,532	54,472	59,872	68,655	75,525	71,389	79,894	72,715
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.06	$16.85	$20.70	$18.85	$15.39	$16.02	$15.51	$11.19	$9.90	$10.27
Value at end of period	$21.75	$20.06	$16.85	$20.70	$18.85	$15.39	$16.02	$15.51	$11.19	$9.90
Number of accumulation units outstanding at end of period	38,933	48,160	55,788	61,304	82,990	81,554	48,696	69,648	45,933	33,010
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.64	$23.10	$26.63	$22.86	$19.60	$21.06	$19.49	$14.58	$12.41	$12.80
Value at end of period	$28.22	$28.64	$23.10	$26.63	$22.86	$19.60	$21.06	$19.49	$14.58	$12.41
Number of accumulation units outstanding at end of period	253,478	292,061	327,497	364,146	368,563	412,647	437,941	449,047	433,718	469,212
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.59	$20.68	$23.08	$21.02	$18.41	$18.32	$16.98	$13.73	$12.74	$13.01
Value at end of period	$26.78	$24.59	$20.68	$23.08	$21.02	$18.41	$18.32	$16.98	$13.73	$12.74
Number of accumulation units outstanding at end of period	1,483,155	1,581,736	1,763,419	1,845,833	4,447	4,215	2,141,553	2,046,895	2,067,923	2,112,686
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.53	$20.68	$24.17	$21.43	$18.05	$18.78	$17.23	$13.00	$11.46	$11.83
Value at end of period	$26.01	$25.53	$20.68	$24.17	$21.43	$18.05	$18.78	$17.23	$13.00	$11.46
Number of accumulation units outstanding at end of period	173,630	202,033	243,949	268,399	256,100	283,868	273,920	291,884	259,812	279,345
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$30.48	$23.36	$27.18	$20.11	$20.27	$18.87	$19.41	$15.42	$12.80	$14.07
Value at end of period	$38.56	$30.48	$23.36	$27.18	$20.11	$20.27	$18.87	$19.41	$15.42	$12.80
Number of accumulation units outstanding at end of period	2,138,797	2,405,562	2,683,758	2,837,390	18,232	17,497	3,428,908	3,485,355	3,711,808	3,801,021

CFI 197

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.49	$23.38	$28.37	$20.04	$17.92	$21.49	$21.51	$23.05	$19.55	$24.15
Value at end of period	$40.26	$30.49	$23.38	$28.37	$20.04	$17.92	$21.49	$21.51	$23.05	$19.55
Number of accumulation units outstanding at end of period	175,333	190,729	164,319	199,027	156,435	130,560	157,440	152,399	168,724	159,498
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.13	$33.72	$38.79	$34.45	$30.34	$31.60	$27.76	$21.31	$17.94	$17.79
Value at end of period	$41.83	$42.13	$33.72	$38.79	$34.45	$30.34	$31.60	$27.76	$21.31	$17.94
Number of accumulation units outstanding at end of period	359,471	437,482	479,502	532,065	558,648	520,172	501,486	460,690	343,882	296,234
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.40	$27.49	$31.03	$27.12	$22.53	$23.63	$22.02	$16.01	$13.62	$13.95
Value at end of period	$39.61	$34.40	$27.49	$31.03	$27.12	$22.53	$23.63	$22.02	$16.01	$13.62
Number of accumulation units outstanding at end of period	341,772	386,282	357,182	311,145	280,149	269,912	244,053	166,219	93,630	51,309
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$33.13	$26.91	$27.05	$23.73	$22.19	$21.30	$19.18	$15.85	$13.99	$13.73
Value at end of period	$38.70	$33.13	$26.91	$27.05	$23.73	$22.19	$21.30	$19.18	$15.85	$13.99
Number of accumulation units outstanding at end of period	7,946,523	7,979,459	7,544,057	7,608,210	7,310,113	6,581,577	5,916,489	5,435,817	4,947,953	4,342,117
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$40.55	$29.85	$31.16	$25.22	$23.71	$23.48	$21.21	$15.84	$13.78	$14.46
Value at end of period	$52.93	$40.55	$29.85	$31.16	$25.22	$23.71	$23.48	$21.21	$15.84	$13.78
Number of accumulation units outstanding at end of period	1,411,175	1,541,036	1,608,318	1,686,635	66	66	1,790,049	1,870,161	2,029,088	2,071,324
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$35.64	$28.47	$31.72	$27.56	$23.44	$25.43	$23.90	$18.61	$16.04	$16.34
Value at end of period	$35.62	$35.64	$28.47	$31.72	$27.56	$23.44	$25.43	$23.90	$18.61	$16.04
Number of accumulation units outstanding at end of period	286,560	316,194	359,874	389,129	390,829	405,541	420,241	422,450	420,961	393,593
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$73.12	$56.45	$57.65	$43.59	$43.37	$39.53	$36.74	$26.65	$22.64	$23.11
Value at end of period	$98.95	$73.12	$56.45	$57.65	$43.59	$43.37	$39.53	$36.74	$26.65	$22.64
Number of accumulation units outstanding at end of period	778,354	849,981	887,992	886,331	866,975	901,074	824,862	749,882	754,643	731,264
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.31	$16.86	$19.83	$15.66	$15.53	$15.83	$16.17	$14.29	$12.15	$14.00
Value at end of period	$24.15	$21.31	$16.86	$19.83	$15.66	$15.53	$15.83	$16.17	$14.29	$12.15
Number of accumulation units outstanding at end of period	68,975	76,437	82,024	73,314	74,861	76,954	100,527	98,977	94,290	101,944
WANGER INTERNATIONAL
Value at beginning of period	$16.14	$12.54	$15.40	$11.70	$11.99	$12.09	$12.78	$10.55	$8.76	$10.37
Value at end of period	$18.28	$16.14	$12.54	$15.40	$11.70	$11.99	$12.09	$12.78	$10.55	$8.76
Number of accumulation units outstanding at end of period	321,215	401,458	489,290	533,252	620,856	703,311	696,357	618,548	522,365	458,604
WANGER SELECT
Value at beginning of period	$33.64	$26.28	$30.30	$24.16	$21.53	$21.69	$21.24	$15.94	$13.59	$16.68
Value at end of period	$42.18	$33.64	$26.28	$30.30	$24.16	$21.53	$21.69	$21.24	$15.94	$13.59
Number of accumulation units outstanding at end of period	396,141	446,482	513,653	567,178	599,746	682,009	725,008	783,984	861,491	928,404
WANGER USA
Value at beginning of period	$37.84	$29.15	$29.88	$25.24	$22.42	$22.79	$21.97	$16.59	$13.96	$14.61
Value at end of period	$46.54	$37.84	$29.15	$29.88	$25.24	$22.42	$22.79	$21.97	$16.59	$13.96
Number of accumulation units outstanding at end of period	447,188	522,175	560,064	563,843	567,103	604,566	646,645	787,098	870,892	866,682
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$52.63	$41.52	$48.61	$44.21	$34.65	$36.67	$34.50	$25.23	$22.47	$23.19
Value at end of period	$52.71	$52.63	$41.52	$48.61	$44.21	$34.65	$36.67	$34.50	$25.23	$22.47
Number of accumulation units outstanding at end of period	222,267	250,606	285,093	319,748	358,844	365,952	395,622	435,437	470,296	509,276

CFI 198

Condensed Financial Information (continued)

TABLE 24
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$34.49	$26.03	$26.75	$21.21	$21.02	$20.73	$19.99	$14.99	$13.19	$14.06
Value at end of period	$46.34	$34.49	$26.03	$26.75	$21.21	$21.02	$20.73	$19.99	$14.99	$13.19
Number of accumulation units outstanding at end of period	1,436	1,133	738	817	562	694	483	538	314	232
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$28.88	$21.93	$21.63	$16.95	$15.92	$16.15	$14.32	$11.78	$10.70	$11.02
Value at end of period	$37.97	$28.88	$21.93	$21.63	$16.95	$15.92	$16.15	$14.32	$11.78	$10.70
Number of accumulation units outstanding at end of period	2,396	2,141	2,466	3,031	3,583	2,446	2,742	3,423	3,078	1,670
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$24.27	$19.58	$20.88	$17.34	$16.02	$16.67	$15.44	$12.03	$11.08	$10.99
Value at end of period	$27.37	$24.27	$19.58	$20.88	$17.34	$16.02	$16.67	$15.44	$12.03	$11.08
Number of accumulation units outstanding at end of period	882	823	1,115	2,427	2,345	4,539	4,035	5,013	1,448	64
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.70	$11.90	$12.34	$12.10	$11.67	$12.06	$11.87	$13.20	$12.50	$11.18
Value at end of period	$13.86	$12.70	$11.90	$12.34	$12.10	$11.67	$12.06	$11.87	$13.20	$12.50
Number of accumulation units outstanding at end of period	1,268	965	907	1,794	1,388	1,684	1,371	6,226	12,069	16,980
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.87	$10.22	$11.11	$9.84	$9.30	$9.65
Value at end of period	$12.12	$11.87	$10.22	$11.11	$9.84	$9.30
Number of accumulation units outstanding at end of period	6,928	6,762	4,663	3,634	2,705	1,930
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$23.21	$18.39	$19.91	$16.31	$14.66	$14.33	$13.30	$10.22	$8.82	$9.09
Value at end of period	$26.39	$23.21	$18.39	$19.91	$16.31	$14.66	$14.33	$13.30	$10.22	$8.82
Number of accumulation units outstanding at end of period	23,567	23,448	19,634	25,443	21,903	16,272	12,662	10,781	9,648	8,822
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$20.90	$16.14	$18.07	$14.39	$13.75	$13.54	$13.44	$10.50	$8.69	$10.26
Value at end of period	$28.43	$20.90	$16.14	$18.07	$14.39	$13.75	$13.54	$13.44	$10.50	$8.69
Number of accumulation units outstanding at end of period	6,153	5,281	3,275	3,610	3,176	3,176	1,515	3,026	809	1,386
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.79	$11.96	$12.11	$11.85	$11.66	$11.75	$11.25	$11.60	$11.07	$10.51
Value at end of period	$14.01	$12.79	$11.96	$12.11	$11.85	$11.66	$11.75	$11.25	$11.60	$11.07
Number of accumulation units outstanding at end of period	14,587	5,811	5,085	5,752	8,104	4,860	5,063	8,851	8,076	7,792
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$35.91	$28.33	$29.51	$23.65	$22.04	$21.14	$19.55	$14.77	$12.38	$13.15
Value at end of period	$48.97	$35.91	$28.33	$29.51	$23.65	$22.04	$21.14	$19.55	$14.77	$12.38
Number of accumulation units outstanding at end of period	36,422	33,677	37,970	36,426	33,241	92,566	93,926	62,921	62,393	66,294
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$30.85	$24.84	$25.88	$21.77	$19.41	$19.66	$17.87	$13.70	$12.31	$11.63
Value at end of period	$32.88	$30.85	$24.84	$25.88	$21.77	$19.41	$19.66	$17.87	$13.70	$12.31
Number of accumulation units outstanding at end of period	13,451	14,905	16,095	17,035	16,558	76,940	78,036	25,156	22,536	24,253

CFI 199

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2011)
Value at beginning of period	$21.46	$18.79	$23.32	$21.13	$17.21	$19.40	$17.87	$12.50	$10.85	$12.00
Value at end of period	$22.06	$21.46	$18.79	$23.32	$21.13	$17.21	$19.40	$17.87	$12.50	$10.85
Number of accumulation units outstanding at end of period	4,494	4,580	3,796	3,105	4,083	2,063	949	2,521	85	85
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.88	$20.17	$23.61	$20.59	$18.00	$18.97	$17.28	$12.07	$10.14	$11.72
Value at end of period	$27.09	$24.88	$20.17	$23.61	$20.59	$18.00	$18.97	$17.28	$12.07	$10.14
Number of accumulation units outstanding at end of period	3,980	3,486	3,538	3,175	3,835	2,752	981	2,422	1,937	1,821
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.33	$11.21	$12.71	$9.80	$10.96	$11.52	$11.76	$9.49	$7.65	$8.34
Value at end of period	$15.25	$14.33	$11.21	$12.71	$9.80	$10.96	$11.52	$11.76	$9.49	$7.65
Number of accumulation units outstanding at end of period	7,977	7,383	6,509	6,415	5,559	9,130	7,421	8,061	3,092	2,254
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$14.35	$11.37	$12.07	$10.44	$9.15	$9.41
Value at end of period	$15.12	$14.35	$11.37	$12.07	$10.44	$9.15
Number of accumulation units outstanding at end of period	4,268	4,311	4,176	4,087	4,507	538
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$15.31	$12.35	$11.56	$9.36	$10.07	$10.60
Value at end of period	$18.10	$15.31	$12.35	$11.56	$9.36	$10.07
Number of accumulation units outstanding at end of period	1,263	1,168	1,235	3,248	1,863	4,140
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$33.47	$27.19	$28.23	$25.47	$23.87	$24.66	$22.74	$19.47	$17.80	$17.21
Value at end of period	$38.18	$33.47	$27.19	$28.23	$25.47	$23.87	$24.66	$22.74	$19.47	$17.80
Number of accumulation units outstanding at end of period	9,079	8,879	9,856	9,926	10,142	2,441	1,067	2,784	2,465	3,895
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during January 2012)
Value at beginning of period	$20.44	$15.54	$16.40	$15.47	$14.80	$14.25	$11.06	$10.84	$9.37
Value at end of period	$19.65	$20.44	$15.54	$16.40	$15.47	$14.80	$14.25	$11.06	$10.84
Number of accumulation units outstanding at end of period	1,580	1,473	466	1,207	1,193	931	1,251	3,489	1,602
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.93	$9.26	$10.62
Value at end of period	$12.47	$11.93	$9.26
Number of accumulation units outstanding at end of period	1,632	1,468	1,271
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$20.71	$15.94	$18.61	$16.59	$14.72	$15.68	$14.15	$10.58	$9.18	$9.69
Value at end of period	$21.82	$20.71	$15.94	$18.61	$16.59	$14.72	$15.68	$14.15	$10.58	$9.18
Number of accumulation units outstanding at end of period	899	877	793	701	614	950	594	363	277	247
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2014)
Value at beginning of period	$17.20	$13.60	$16.67	$15.08	$11.63	$12.56	$12.37
Value at end of period	$16.77	$17.20	$13.60	$16.67	$15.08	$11.63	$12.56
Number of accumulation units outstanding at end of period	340	326	339	753	2,815	254	136

CFI 200

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$74.57	$57.27	$61.82	$51.26	$47.96	$48.14	$43.46	$33.45	$29.04	$30.10
Value at end of period	$96.34	$74.57	$57.27	$61.82	$51.26	$47.96	$48.14	$43.46	$33.45	$29.04
Number of accumulation units outstanding at end of period	28,373	29,278	34,769	44,671	51,558	123,440	123,296	116,485	117,965	129,622
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.03	$34.92	$38.48	$34.44	$29.49	$31.03	$28.85	$22.75	$19.60	$19.61
Value at end of period	$46.49	$44.03	$34.92	$38.48	$34.44	$29.49	$31.03	$28.85	$22.75	$19.60
Number of accumulation units outstanding at end of period	9,696	11,309	26,501	27,143	27,924	59,483	47,338	53,196	55,572	65,859
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$55.87	$42.03	$42.55	$31.82	$31.90	$30.08	$27.31	$20.24	$17.84	$17.99
Value at end of period	$79.55	$55.87	$42.03	$42.55	$31.82	$31.90	$30.08	$27.31	$20.24	$17.84
Number of accumulation units outstanding at end of period	10,937	14,459	24,447	33,681	31,950	26,033	26,251	52,303	47,220	59,919
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.60	$21.83	$25.89	$20.08	$21.38	$20.85	$22.92	$17.76	$14.86	$18.13
Value at end of period	$31.57	$27.60	$21.83	$25.89	$20.08	$21.38	$20.85	$22.92	$17.76	$14.86
Number of accumulation units outstanding at end of period	284	280	596	1,489	1,407	1,397	2,309	7,973	10,569	10,679
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$39.97	$31.97	$37.08	$33.86	$26.28	$28.68	$28.82	$21.38	$18.25	$19.16
Value at end of period	$41.60	$39.97	$31.97	$37.08	$33.86	$26.28	$28.68	$28.82	$21.38	$18.25
Number of accumulation units outstanding at end of period	6,623	7,105	12,548	12,263	15,174	24,418	21,107	18,417	20,223	23,094
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$96.97	$79.03	$90.91	$68.16	$64.44	$75.78	$80.44	$75.03	$62.74	$77.41
Value at end of period	$112.48	$96.97	$79.03	$90.91	$68.16	$64.44	$75.78	$80.44	$75.03	$62.74
Number of accumulation units outstanding at end of period	1,107	3,016	3,415	5,957	5,288	3,271	3,398	9,495	9,030	10,146
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.99
Number of accumulation units outstanding at end of period	1,550
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$23.73	$19.06	$21.88	$19.22	$17.34	$18.32	$17.71	$13.86	$12.69	$13.67
Value at end of period	$13.78	$23.73	$19.06	$21.88	$19.22	$17.34	$18.32	$17.71	$13.86	$12.69
Number of accumulation units outstanding at end of period	0	842	626	522	461	175	0	0	0	0
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$31.74	$25.36	$28.58	$25.30	$21.66	$23.26	$21.00	$15.05	$12.89	$13.32
Value at end of period	$37.67	$31.74	$25.36	$28.58	$25.30	$21.66	$23.26	$21.00	$15.05	$12.89
Number of accumulation units outstanding at end of period	3,184	2,651	2,674	2,679	2,884	2,859	2,927	4,450	3,538	3,654
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$91.56	$67.66	$70.95	$56.30	$55.63	$53.54	$49.89	$35.98	$37.16
Value at end of period	$128.98	$91.56	$67.66	$70.95	$56.30	$55.63	$53.54	$49.89	$35.98
Number of accumulation units outstanding at end of period	791	810	2,962	4,529	4,858	4,426	4,337	6,890	6,887
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.47	$16.04	$17.89	$15.97	$14.64	$15.70	$14.67	$11.47	$10.18	$10.29
Value at end of period	$23.06	$20.47	$16.04	$17.89	$15.97	$14.64	$15.70	$14.67	$11.47	$10.18
Number of accumulation units outstanding at end of period	928	935	2,779	6,067	6,464	7,107	7,167	36,351	46,367	52,221
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$49.61	$37.00	$38.38	$30.33	$30.49	$29.25	$26.16	$20.28	$17.29	$18.45
Value at end of period	$65.28	$49.61	$37.00	$38.38	$30.33	$30.49	$29.25	$26.16	$20.28	$17.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	7	4	2

CFI 201

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.95	$9.99	$11.71	$9.66	$10.20
Value at end of period	$12.82	$11.95	$9.99	$11.71	$9.66
Number of accumulation units outstanding at end of period	310	269	11	11	6
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.02	$18.65	$22.64	$20.84	$16.70	$17.50	$16.83	$12.55	$10.92	$11.24
Value at end of period	$23.23	$23.02	$18.65	$22.64	$20.84	$16.70	$17.50	$16.83	$12.55	$10.92
Number of accumulation units outstanding at end of period	2,800	2,675	2,533	2,548	2,404	2,281	2,023	1,801	1,550	364
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.32	$20.87	$24.82	$23.48	$20.38	$21.41	$19.40	$15.04	$13.27	$13.97
Value at end of period	$25.69	$25.32	$20.87	$24.82	$23.48	$20.38	$21.41	$19.40	$15.04	$13.27
Number of accumulation units outstanding at end of period	2,538	3,016	3,585	9,486	9,468	8,859	8,686	18,210	17,979	20,886
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2017)
Value at beginning of period	$10.68	$10.25	$10.23	$10.20
Value at end of period	$10.88	$10.68	$10.25	$10.23
Number of accumulation units outstanding at end of period	11,402	7,075	3,565	956
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during April 2014)
Value at beginning of period	$11.09	$10.29	$10.40	$10.20	$10.07	$10.18	$9.90
Value at end of period	$11.94	$11.09	$10.29	$10.40	$10.20	$10.07	$10.18
Number of accumulation units outstanding at end of period	10,272	8,352	6,767	7,998	7,637	2,799	1,535
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$24.44	$19.66	$21.13	$18.03	$16.58	$16.85	$15.44	$11.31	$10.32	$10.75
Value at end of period	$28.83	$24.44	$19.66	$21.13	$18.03	$16.58	$16.85	$15.44	$11.31	$10.32
Number of accumulation units outstanding at end of period	4,233	3,932	8,066	7,267	7,109	6,139	2,307	4,789	4,354	3,915
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$20.72	$17.33	$18.26	$16.30	$15.57	$15.82	$14.80	$12.86	$11.67	$12.02
Value at end of period	$23.83	$20.72	$17.33	$18.26	$16.30	$15.57	$15.82	$14.80	$12.86	$11.67
Number of accumulation units outstanding at end of period	4,637	4,319	5,168	10,316	9,598	13,358	11,389	16,093	14,662	13,970
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2016)
Value at beginning of period	$5.84	$5.27	$6.21	$6.12	$6.20
Value at end of period	$5.82	$5.84	$5.27	$6.21	$6.12
Number of accumulation units outstanding at end of period	2,496	1,905	1,389	795	277
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.96	$14.87	$15.37	$14.98	$14.39	$14.95	$14.66	$16.31	$15.16	$13.72
Value at end of period	$17.64	$15.96	$14.87	$15.37	$14.98	$14.39	$14.95	$14.66	$16.31	$15.16
Number of accumulation units outstanding at end of period	14,203	15,217	17,356	28,736	27,988	43,917	38,274	46,915	50,145	45,457
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.74	$19.19	$20.06	$18.90	$16.72	$17.59	$17.76	$16.02	$13.95	$14.34
Value at end of period	$22.04	$21.74	$19.19	$20.06	$18.90	$16.72	$17.59	$17.76	$16.02	$13.95
Number of accumulation units outstanding at end of period	1,231	1,228	2,736	2,690	4,668	6,956	5,649	6,544	7,405	7,550
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during September 2015)
Value at beginning of period	$10.68	$10.09	$10.14	$9.94	$9.93	$9.99
Value at end of period	$11.42	$10.68	$10.09	$10.14	$9.94	$9.93
Number of accumulation units outstanding at end of period	6,418	5,873	5,034	1,500	586	48

CFI 202

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.46	$21.55	$21.50	$21.23	$20.20	$21.32	$21.21	$20.97	$18.30	$18.94
Value at end of period	$20.30	$21.46	$21.55	$21.50	$21.23	$20.20	$21.32	$21.21	$20.97	$18.30
Number of accumulation units outstanding at end of period	10,856	10,146	13,902	22,492	24,665	32,427	29,163	39,708	37,556	44,896
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$12.70	$10.22	$12.74	$10.36	$10.40
Value at end of period	$15.12	$12.70	$10.22	$12.74	$10.36
Number of accumulation units outstanding at end of period	13	49	49	49	49
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$4.63	$3.28	$3.78	$3.48	$2.41	$3.31	$3.66	$7.61	$8.74	$10.78
Value at end of period	$2.78	$4.63	$3.28	$3.78	$3.48	$2.41	$3.31	$3.66	$7.61	$8.74
Number of accumulation units outstanding at end of period	0	6,381	16,840	62,711	63,027	57,570	48,266	7,781	7,120	1,260
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.61
Number of accumulation units outstanding at end of period	2,017
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$34.31	$29.11	$31.58	$27.81	$26.07	$26.84	$25.54	$22.11	$19.66	$20.14
Value at end of period	$37.64	$34.31	$29.11	$31.58	$27.81	$26.07	$26.84	$25.54	$22.11	$19.66
Number of accumulation units outstanding at end of period	2,949	4,310	4,559	4,762	5,152	1,490	2,663	29,730	35,533	47,137
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during November 2015)
Value at beginning of period	$14.77	$11.61	$12.58	$10.65	$9.63	$9.90
Value at end of period	$16.35	$14.77	$11.61	$12.58	$10.65	$9.63
Number of accumulation units outstanding at end of period	3,769	2,974	2,289	1,703	76	517
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.46	$14.48	$14.93	$13.76	$13.08	$13.81	$14.04	$14.63	$13.84	$13.49
Value at end of period	$16.70	$15.46	$14.48	$14.93	$13.76	$13.08	$13.81	$14.04	$14.63	$13.84
Number of accumulation units outstanding at end of period	10,285	10,541	22,924	43,658	46,571	41,611	40,605	52,514	59,384	68,854
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.04	$10.83	$12.01	$9.81	$9.35	$10.02
Value at end of period	$12.80	$13.04	$10.83	$12.01	$9.81	$9.35
Number of accumulation units outstanding at end of period	11,868	12,292	30,302	35,336	36,655	42,441
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$12.56	$10.73	$11.68	$10.27	$9.71	$10.16	$10.29
Value at end of period	$14.44	$12.56	$10.73	$11.68	$10.27	$9.71	$10.16
Number of accumulation units outstanding at end of period	597	1,318	1,223	1,986	1,788	264	50
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2017)
Value at beginning of period	$11.79	$11.32	$11.34	$11.41
Value at end of period	$12.10	$11.79	$11.32	$11.34
Number of accumulation units outstanding at end of period	3,109	2,440	2,025	5

CFI 203

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.24	$13.12	$13.06	$13.11	$13.23	$13.37	$13.50	$13.64	$13.78	$13.93
Value at end of period	$13.14	$13.24	$13.12	$13.06	$13.11	$13.23	$13.37	$13.50	$13.64	$13.78
Number of accumulation units outstanding at end of period	31,058	40,713	38,682	35,415	42,776	71,535	64,331	83,516	76,228	93,125
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$38.55	$30.23	$31.97	$26.85	$24.72	$25.34	$23.13	$17.89	$15.61	$15.82
Value at end of period	$44.73	$38.55	$30.23	$31.97	$26.85	$24.72	$25.34	$23.13	$17.89	$15.61
Number of accumulation units outstanding at end of period	15,421	19,106	19,903	29,080	36,160	142,732	150,086	158,993	154,451	192,712
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.98	$13.58
Value at end of period	$14.67	$13.98
Number of accumulation units outstanding at end of period	17,362	15,663
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.72	$19.93	$20.81	$19.80	$17.46	$18.00	$17.99	$17.21	$15.25	$14.76
Value at end of period	$23.75	$22.72	$19.93	$20.81	$19.80	$17.46	$18.00	$17.99	$17.21	$15.25
Number of accumulation units outstanding at end of period	624	795	2,436	4,302	4,590	2,369	1,983	6,276	9,331	6,119
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$52.34	$40.67	$44.11	$35.76	$32.77	$32.84	$29.15	$22.16	$19.57	$19.79
Value at end of period	$60.03	$52.34	$40.67	$44.11	$35.76	$32.77	$32.84	$29.15	$22.16	$19.57
Number of accumulation units outstanding at end of period	14,116	14,465	17,658	25,178	25,473	17,106	16,104	29,459	27,958	38,262
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$51.50	$40.96	$48.32	$42.99	$36.77	$37.84	$34.90	$26.21	$22.51	$23.01
Value at end of period	$55.17	$51.50	$40.96	$48.32	$42.99	$36.77	$37.84	$34.90	$26.21	$22.51
Number of accumulation units outstanding at end of period	11,534	11,710	19,346	31,715	33,388	28,289	27,335	32,774	33,215	39,895
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.13	$29.97	$34.58	$31.79	$25.23	$26.34	$25.25	$17.88	$16.08	$16.37
Value at end of period	$37.68	$36.13	$29.97	$34.58	$31.79	$25.23	$26.34	$25.25	$17.88	$16.08
Number of accumulation units outstanding at end of period	7,160	6,940	7,522	9,518	9,522	4,917	4,979	9,947	9,395	11,802
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$23.23	$19.82	$21.12	$18.62	$17.61	$18.07	$17.66
Value at end of period	$25.93	$23.23	$19.82	$21.12	$18.62	$17.61	$18.07
Number of accumulation units outstanding at end of period	27	402	299	1,158	1,066	15,331	20,389
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$26.33	$21.75	$23.66	$20.20	$18.94	$19.45	$18.94
Value at end of period	$29.73	$26.33	$21.75	$23.66	$20.20	$18.94	$19.45
Number of accumulation units outstanding at end of period	437	408	206	169	120	30,154	29,505
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$28.11	$22.81	$25.18	$21.17	$19.79	$20.38	$19.79
Value at end of period	$32.13	$28.11	$22.81	$25.18	$21.17	$19.79	$20.38
Number of accumulation units outstanding at end of period	1	1	1	1	1	994	972
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$17.64	$15.79	$16.50	$15.29	$14.72	$15.04	$14.81
Value at end of period	$19.39	$17.64	$15.79	$16.50	$15.29	$14.72	$15.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	25,657	1

CFI 204

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.59	$24.46	$24.86	$23.91	$23.16	$23.27	$22.04	$22.30	$20.60	$19.36
Value at end of period	$28.37	$26.59	$24.46	$24.86	$23.91	$23.16	$23.27	$22.04	$22.30	$20.60
Number of accumulation units outstanding at end of period	23,658	19,161	21,150	29,615	33,671	61,327	49,887	38,389	38,400	41,709
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.34	$9.43	$11.05	$8.94	$8.96	$9.14	$9.82	$8.17	$6.95	$8.00
Value at end of period	$12.10	$11.34	$9.43	$11.05	$8.94	$8.96	$9.14	$9.82	$8.17	$6.95
Number of accumulation units outstanding at end of period	13,988	12,188	10,440	8,569	6,133	5,209	1,747	1,206	1,759	2,253
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$31.29	$23.81	$24.43	$19.03	$18.49	$17.57	$15.63	$12.06	$10.32	$10.31
Value at end of period	$40.52	$31.29	$23.81	$24.43	$19.03	$18.49	$17.57	$15.63	$12.06	$10.32
Number of accumulation units outstanding at end of period	16,324	22,342	24,879	30,408	31,559	174,193	177,455	64,697	75,310	83,791
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$18.47	$14.91	$16.35	$14.55	$12.91	$13.66	$12.54	$9.68	$8.53	$8.33
Value at end of period	$19.42	$18.47	$14.91	$16.35	$14.55	$12.91	$13.66	$12.54	$9.68	$8.53
Number of accumulation units outstanding at end of period	27,998	30,827	61,911	77,951	82,684	79,428	76,128	111,959	86,005	97,384
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$40.07	$31.31	$34.20	$27.63	$26.03	$26.17	$24.29	$18.60	$16.46	$16.72
Value at end of period	$55.96	$40.07	$31.31	$34.20	$27.63	$26.03	$26.17	$24.29	$18.60	$16.46
Number of accumulation units outstanding at end of period	8,727	8,324	8,418	11,804	6,174	73,766	76,574	8,942	2,109	1,799
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during April 2017)
Value at beginning of period	$12.99	$10.53	$13.61	$11.58
Value at end of period	$14.88	$12.99	$10.53	$13.61
Number of accumulation units outstanding at end of period	1,320	1,058	941	846
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$45.98	$34.20	$34.91	$26.87	$25.48	$23.93	$21.38	$16.37	$14.45	$14.01
Value at end of period	$63.00	$45.98	$34.20	$34.91	$26.87	$25.48	$23.93	$21.38	$16.37	$14.45
Number of accumulation units outstanding at end of period	5,315	5,348	5,997	6,542	6,219	473	263	167	83	25
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.53	$19.64	$20.56	$16.95	$15.44	$15.28	$13.68	$10.47	$9.15	$9.02
Value at end of period	$30.78	$25.53	$19.64	$20.56	$16.95	$15.44	$15.28	$13.68	$10.47	$9.15
Number of accumulation units outstanding at end of period	54,121	32,397	25,578	19,517	16,545	51,871	50,874	1,719	1,179	795
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$29.95	$24.10	$26.14	$23.34	$20.46	$21.48	$19.34	$14.87	$12.96	$13.02
Value at end of period	$30.00	$29.95	$24.10	$26.14	$23.34	$20.46	$21.48	$19.34	$14.87	$12.96
Number of accumulation units outstanding at end of period	2,209	2,446	1,095	981	896	96	18	994	933	884
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$41.31	$31.03	$33.14	$26.93	$25.47	$25.95	$23.60	$17.68	$15.47	$15.98
Value at end of period	$54.98	$41.31	$31.03	$33.14	$26.93	$25.47	$25.95	$23.60	$17.68	$15.47
Number of accumulation units outstanding at end of period	247	728	656	562	466	273	514	403	644	571
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.64	$19.16	$21.35	$18.29	$16.30	$16.95	$15.20	$11.44	$9.88	$10.18
Value at end of period	$28.45	$24.64	$19.16	$21.35	$18.29	$16.30	$16.95	$15.20	$11.44	$9.88
Number of accumulation units outstanding at end of period	26,273	22,112	20,834	16,388	11,905	27,950	27,151	610	362	116
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.62	$19.07	$21.72	$19.21	$16.03	$16.97	$16.34	$11.90	$10.37	$10.90
Value at end of period	$27.95	$23.62	$19.07	$21.72	$19.21	$16.03	$16.97	$16.34	$11.90	$10.37
Number of accumulation units outstanding at end of period	19,277	15,972	12,262	10,258	7,008	32,749	30,288	952	1,713	597

CFI 205

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.60	$18.97	$22.79	$19.40	$17.29	$17.63	$16.87	$12.26	$10.75	$10.78
Value at end of period	$29.51	$23.60	$18.97	$22.79	$19.40	$17.29	$17.63	$16.87	$12.26	$10.75
Number of accumulation units outstanding at end of period	4,345	4,026	3,376	3,936	2,968	5,924	4,478	3,314	2,511	3,081
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$68.68	$54.99	$66.03	$59.96	$48.67	$49.58	$47.03	$34.50	$30.44	$31.55
Value at end of period	$76.31	$68.68	$54.99	$66.03	$59.96	$48.67	$49.58	$47.03	$34.50	$30.44
Number of accumulation units outstanding at end of period	4,716	4,421	6,289	17,928	18,868	15,494	15,340	21,407	20,342	23,309
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$19.28	$16.49	$17.68	$15.50	$14.79	$14.96	$14.32	$12.44	$11.08	$11.56
Value at end of period	$21.66	$19.28	$16.49	$17.68	$15.50	$14.79	$14.96	$14.32	$12.44	$11.08
Number of accumulation units outstanding at end of period	4,760	4,774	4,776	11,352	21,587	17,118	15,206	19,525	17,753	17,026
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.98	$17.39	$19.17	$16.22	$15.43	$15.67	$14.98	$12.58	$11.05	$11.70
Value at end of period	$23.76	$20.98	$17.39	$19.17	$16.22	$15.43	$15.67	$14.98	$12.58	$11.05
Number of accumulation units outstanding at end of period	7,090	7,297	7,455	47,726	20,764	18,651	16,417	9,665	6,963	2,930
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.75	$17.74	$19.97	$16.64	$15.81	$16.13	$15.36	$12.57	$11.00	$11.72
Value at end of period	$25.02	$21.75	$17.74	$19.97	$16.64	$15.81	$16.13	$15.36	$12.57	$11.00
Number of accumulation units outstanding at end of period	2,915	2,842	2,491	6,768	6,137	3,141	2,495	3,807	3,457	3,599
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$21.58	$17.52	$19.80	$16.44	$15.61	$15.91	$15.14	$12.38	$10.83	$11.54
Value at end of period	$24.78	$21.58	$17.52	$19.80	$16.44	$15.61	$15.91	$15.14	$12.38	$10.83
Number of accumulation units outstanding at end of period	2,699	1,694	1,242	840	557	259	126	92	92	92
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$15.96	$13.50	$14.62	$12.88	$12.24	$12.43	$11.81	$10.32	$9.17	$9.50
Value at end of period	$17.84	$15.96	$13.50	$14.62	$12.88	$12.24	$12.43	$11.81	$10.32	$9.17
Number of accumulation units outstanding at end of period	9	9	9	9	9	9	9	9	0	0
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.83	$15.03	$15.67	$14.49	$14.01	$14.15	$13.52	$12.77	$11.76	$11.84
Value at end of period	$18.64	$16.83	$15.03	$15.67	$14.49	$14.01	$14.15	$13.52	$12.77	$11.76
Number of accumulation units outstanding at end of period	0	0	0	1,960	1,959	1,899	745	17,538	17,414	17,275
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$15.01	$13.19	$13.93	$12.76	$12.18	$12.35	$11.82	$10.91	$9.84	$10.02
Value at end of period	$16.53	$15.01	$13.19	$13.93	$12.76	$12.18	$12.35	$11.82	$10.91	$9.84
Number of accumulation units outstanding at end of period	5,572	5,055	4,510	4,305	4,572	3,639	2,984	1,991	990	326
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$28.20	$24.82	$26.13	$23.89	$22.84	$23.13	$21.92	$19.76	$17.78	$17.65
Value at end of period	$30.82	$28.20	$24.82	$26.13	$23.89	$22.84	$23.13	$21.92	$19.76	$17.78
Number of accumulation units outstanding at end of period	293	335	1,447	1,996	3,778	4,021	3,868	21,959	21,429	20,598
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.73	$26.11	$28.78	$24.67	$23.31	$23.84	$22.61	$18.67	$16.40	$17.08
Value at end of period	$35.92	$31.73	$26.11	$28.78	$24.67	$23.31	$23.84	$22.61	$18.67	$16.40
Number of accumulation units outstanding at end of period	1,994	2,033	10,767	15,013	15,582	14,354	17,740	41,163	37,538	38,434
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$29.74	$25.20	$27.11	$23.93	$22.68	$23.05	$21.83	$18.92	$16.83	$17.11
Value at end of period	$33.18	$29.74	$25.20	$27.11	$23.93	$22.68	$23.05	$21.83	$18.92	$16.83
Number of accumulation units outstanding at end of period	9,167	9,199	10,975	11,458	12,131	11,989	12,670	31,690	29,158	30,669

CFI 206

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.38	$12.49	$12.66	$12.40	$12.24	$12.34	$11.80	$12.24	$11.91	$11.22
Value at end of period	$14.20	$13.38	$12.49	$12.66	$12.40	$12.24	$12.34	$11.80	$12.24	$11.91
Number of accumulation units outstanding at end of period	17,479	9,448	7,736	4,690	17,968	3,430	2,320	1,423	9,078	10,091
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$41.29	$31.93	$37.68	$34.26	$27.91	$28.70	$25.79	$19.84	$17.23	$17.98
Value at end of period	$42.30	$41.29	$31.93	$37.68	$34.26	$27.91	$28.70	$25.79	$19.84	$17.23
Number of accumulation units outstanding at end of period	386	273	216	2,845	2,600	4,126	3,590	3,522	2,521	2,010
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$50.62	$36.93	$38.04	$29.98	$28.77	$30.61	$29.65	$21.58	$18.22	$18.01
Value at end of period	$66.75	$50.62	$36.93	$38.04	$29.98	$28.77	$30.61	$29.65	$21.58	$18.22
Number of accumulation units outstanding at end of period	8,318	8,917	15,256	16,710	21,934	21,774	15,913	17,289	16,779	18,321
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.57	$13.42	$14.83	$13.53	$13.55	$13.89	$12.30	$11.96	$9.59	$10.21
Value at end of period	$15.60	$16.57	$13.42	$14.83	$13.53	$13.55	$13.89	$12.30	$11.96	$9.59
Number of accumulation units outstanding at end of period	2,559	2,503	3,294	3,940	4,082	2,922	3,637	8,609	8,858	7,059
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$21.17	$16.69	$18.27	$17.55	$17.01	$16.70	$12.99	$12.87	$11.25	$10.39
Value at end of period	$19.58	$21.17	$16.69	$18.27	$17.55	$17.01	$16.70	$12.99	$12.87	$11.25
Number of accumulation units outstanding at end of period	6,608	5,967	4,983	5,797	5,875	5,383	4,202	7,792	7,846	9,557
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$44.93	$34.12	$37.89	$31.49	$29.36	$28.81	$25.81	$19.36	$17.42	$18.47
Value at end of period	$54.00	$44.93	$34.12	$37.89	$31.49	$29.36	$28.81	$25.81	$19.36	$17.42
Number of accumulation units outstanding at end of period	495	2,448	2,429	3,218	3,181	1,674	1,549	4,672	3,928	3,801
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.92	$16.75	$20.58	$18.75	$15.32	$15.95	$15.45	$11.15	$9.87	$10.25
Value at end of period	$21.60	$19.92	$16.75	$20.58	$18.75	$15.32	$15.95	$15.45	$11.15	$9.87
Number of accumulation units outstanding at end of period	1,383	1,579	1,576	2,024	1,950	1,169	1,444	1,796	1,455	1,435
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.39	$22.91	$26.43	$22.69	$19.47	$20.92	$19.37	$14.50	$12.35	$12.75
Value at end of period	$27.96	$28.39	$22.91	$26.43	$22.69	$19.47	$20.92	$19.37	$14.50	$12.35
Number of accumulation units outstanding at end of period	2,584	3,196	4,359	9,355	9,551	11,662	11,359	15,426	13,571	13,742
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.55	$19.81	$22.12	$20.15	$17.67	$18.89	$17.52	$13.67	$12.70	$12.97
Value at end of period	$25.62	$23.55	$19.81	$22.12	$20.15	$17.67	$18.89	$17.52	$13.67	$12.70
Number of accumulation units outstanding at end of period	27,725	29,714	42,008	57,085	62,453	223,520	229,526	185,293	203,010	224,470
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.35	$20.54	$24.02	$21.31	$17.96	$18.69	$17.16	$12.95	$11.42	$11.80
Value at end of period	$25.81	$25.35	$20.54	$24.02	$21.31	$17.96	$18.69	$17.16	$12.95	$11.42
Number of accumulation units outstanding at end of period	2,774	2,715	3,246	3,537	3,629	3,625	3,454	10,116	8,245	7,647
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$29.03	$22.26	$25.91	$19.18	$19.34	$18.77	$19.32	$14.74	$12.75	$14.03
Value at end of period	$36.71	$29.03	$22.26	$25.91	$19.18	$19.34	$18.77	$19.32	$14.74	$12.75
Number of accumulation units outstanding at end of period	38,565	38,263	52,844	74,713	87,324	77,732	78,914	205,609	206,152	221,997
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.26	$23.22	$28.19	$19.92	$17.82	$21.39	$21.42	$22.96	$19.48	$24.09
Value at end of period	$39.95	$30.26	$23.22	$28.19	$19.92	$17.82	$21.39	$21.42	$22.96	$19.48
Number of accumulation units outstanding at end of period	6,326	8,557	7,180	8,248	7,177	29,820	28,000	5,602	6,613	7,372

CFI 207

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$41.76	$33.44	$38.49	$34.20	$30.13	$31.40	$27.60	$21.20	$17.85	$17.72
Value at end of period	$41.44	$41.76	$33.44	$38.49	$34.20	$30.13	$31.40	$27.60	$21.20	$17.85
Number of accumulation units outstanding at end of period	1,084	1,111	1,606	3,497	3,430	6,811	6,793	5,412	3,480	3,655
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.14	$27.30	$30.84	$26.97	$22.41	$23.51	$21.93	$15.95	$13.58	$13.91
Value at end of period	$39.30	$34.14	$27.30	$30.84	$26.97	$22.41	$23.51	$21.93	$15.95	$13.58
Number of accumulation units outstanding at end of period	5,660	4,535	7,737	6,278	6,617	5,658	1,540	4,650	2,395	1,890
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$32.89	$26.73	$26.88	$23.60	$22.07	$21.20	$19.10	$15.79	$13.94	$13.69
Value at end of period	$38.40	$32.89	$26.73	$26.88	$23.60	$22.07	$21.20	$19.10	$15.79	$13.94
Number of accumulation units outstanding at end of period	115,703	105,970	131,120	146,583	125,377	97,693	43,004	33,609	30,133	31,408
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$38.97	$28.71	$29.98	$24.27	$22.84	$23.36	$21.11	$15.78	$13.73	$14.41
Value at end of period	$50.85	$38.97	$28.71	$29.98	$24.27	$22.84	$23.36	$21.11	$15.78	$13.73
Number of accumulation units outstanding at end of period	13,126	13,086	22,262	29,638	30,739	24,298	28,611	94,116	101,145	111,951
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$35.35	$28.25	$31.49	$27.38	$23.29	$25.28	$23.78	$18.52	$15.97	$16.28
Value at end of period	$35.31	$35.35	$28.25	$31.49	$27.38	$23.29	$25.28	$23.78	$18.52	$15.97
Number of accumulation units outstanding at end of period	4,196	5,042	5,082	4,996	4,376	9,033	7,517	7,676	7,951	7,272
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$72.26	$55.82	$57.03	$43.14	$42.95	$39.17	$36.42	$26.43	$22.46	$22.94
Value at end of period	$97.74	$72.26	$55.82	$57.03	$43.14	$42.95	$39.17	$36.42	$26.43	$22.46
Number of accumulation units outstanding at end of period	9,372	9,285	15,121	18,472	15,995	17,756	9,988	31,110	34,529	42,262
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.15	$16.75	$19.71	$15.57	$15.44	$15.76	$16.10	$14.23	$12.11	$13.96
Value at end of period	$23.96	$21.15	$16.75	$19.71	$15.57	$15.44	$15.76	$16.10	$14.23	$12.11
Number of accumulation units outstanding at end of period	126	918	299	207	112	106	83	1,154	621	429
WANGER INTERNATIONAL
Value at beginning of period	$16.04	$12.47	$15.31	$11.64	$11.93	$12.05	$12.74	$10.52	$8.74	$10.35
Value at end of period	$18.15	$16.04	$12.47	$15.31	$11.64	$11.93	$12.05	$12.74	$10.52	$8.74
Number of accumulation units outstanding at end of period	7,861	6,120	23,703	24,828	26,262	26,515	9,305	12,733	13,437	11,163
WANGER SELECT
Value at beginning of period	$33.38	$26.09	$30.10	$24.01	$21.40	$21.58	$21.14	$15.87	$13.54	$16.62
Value at end of period	$41.83	$33.38	$26.09	$30.10	$24.01	$21.40	$21.58	$21.14	$15.87	$13.54
Number of accumulation units outstanding at end of period	1,615	2,328	5,159	5,221	5,186	4,780	1,832	14,571	12,537	12,363
WANGER USA
Value at beginning of period	$37.54	$28.94	$29.68	$25.08	$22.29	$22.67	$21.86	$16.52	$13.91	$14.56
Value at end of period	$46.15	$37.54	$28.94	$29.68	$25.08	$22.29	$22.67	$21.86	$16.52	$13.91
Number of accumulation units outstanding at end of period	611	523	374	124	120	426	834	2,188	907	1,976
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during December 2017)
Value at beginning of period	$16.35	$13.10	$13.77	$13.60
Value at end of period	$20.79	$16.35	$13.10	$13.77
Number of accumulation units outstanding at end of period	0	10	117	10

CFI 208

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$52.13	$41.14	$48.19	$43.85	$34.38	$36.40	$34.27	$25.08	$22.34	$23.07
Value at end of period	$52.18	$52.13	$41.14	$48.19	$43.85	$34.38	$36.40	$34.27	$25.08	$22.34
Number of accumulation units outstanding at end of period	1,238	1,235	1,479	4,971	5,038	5,607	6,076	12,605	13,308	13,241

TABLE 25
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$34.31	$25.90	$26.64	$21.13	$20.95	$20.67	$19.94	$14.97	$13.17	$14.05
Value at end of period	$46.07	$34.31	$25.90	$26.64	$21.13	$20.95	$20.67	$19.94	$14.97	$13.17
Number of accumulation units outstanding at end of period	109	697	1,243	1,183	2,027	2,163	285	1,263	424	669
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$28.71	$21.82	$21.53	$16.88	$15.86	$16.10	$14.28	$11.75	$10.68	$11.01
Value at end of period	$37.73	$28.71	$21.82	$21.53	$16.88	$15.86	$16.10	$14.28	$11.75	$10.68
Number of accumulation units outstanding at end of period	11,481	11,589	13,535	13,123	12,038	11,169	15,923	15,307	10,623	13,561
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$24.14	$19.48	$20.78	$17.26	$15.96	$16.62	$15.39	$12.00	$11.06	$10.97
Value at end of period	$27.20	$24.14	$19.48	$20.78	$17.26	$15.96	$16.62	$15.39	$12.00	$11.06
Number of accumulation units outstanding at end of period	6,891	10,422	15,302	15,433	15,532	18,901	21,522	21,095	25,259	22,337
AMERICAN CENTURY INVESTMENTS® DISCIPLINED CORE VALUE FUND (A CLASS)
Value at beginning of period	$73.04	$59.69	$64.96	$54.60	$48.72	$52.35	$47.17	$35.23	$31.16	$30.67
Value at end of period	$80.61	$73.04	$59.69	$64.96	$54.60	$48.72	$52.35	$47.17	$35.23	$31.16
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.64	$11.85	$12.29	$12.05	$11.63	$12.02	$11.84	$13.17	$12.48	$11.17
Value at end of period	$13.78	$12.64	$11.85	$12.29	$12.05	$11.63	$12.02	$11.84	$13.17	$12.48
Number of accumulation units outstanding at end of period	7,405	11,196	12,156	15,215	16,505	15,918	27,760	42,630	37,516	13,100
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.84	$10.20	$11.10	$9.83	$9.30	$9.18
Value at end of period	$12.09	$11.84	$10.20	$11.10	$9.83	$9.30
Number of accumulation units outstanding at end of period	1,972	1,586	1,414	683	713	485
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$23.07	$18.29	$19.81	$16.24	$14.60	$14.28	$13.26	$10.20	$8.80	$9.08
Value at end of period	$26.22	$23.07	$18.29	$19.81	$16.24	$14.60	$14.28	$13.26	$10.20	$8.80
Number of accumulation units outstanding at end of period	19,440	23,675	25,507	29,803	26,066	22,688	31,490	33,384	36,185	32,043
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$20.77	$16.06	$17.98	$14.33	$13.70	$13.50	$13.40	$10.47	$8.68	$10.24
Value at end of period	$28.25	$20.77	$16.06	$17.98	$14.33	$13.70	$13.50	$13.40	$10.47	$8.68
Number of accumulation units outstanding at end of period	12,535	12,942	12,167	23,409	22,076	16,210	8,759	8,271	14,906	13,379

CFI 209

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.71	$11.90	$12.05	$11.80	$11.61	$11.71	$11.22	$11.57	$11.05	$10.49
Value at end of period	$13.92	$12.71	$11.90	$12.05	$11.80	$11.61	$11.71	$11.22	$11.57	$11.05
Number of accumulation units outstanding at end of period	26,898	5,030	4,513	8,177	7,621	6,188	9,276	6,170	7,907	8,066
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$35.63	$28.13	$29.30	$23.50	$21.91	$21.03	$19.46	$14.70	$12.33	$13.10
Value at end of period	$48.57	$35.63	$28.13	$29.30	$23.50	$21.91	$21.03	$19.46	$14.70	$12.33
Number of accumulation units outstanding at end of period	60,055	65,132	71,189	74,172	84,158	79,682	86,428	105,729	109,479	127,160
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$30.60	$24.66	$25.70	$21.64	$19.30	$19.56	$17.79	$13.64	$12.26	$11.59
Value at end of period	$32.60	$30.60	$24.66	$25.70	$21.64	$19.30	$19.56	$17.79	$13.64	$12.26
Number of accumulation units outstanding at end of period	53,920	63,775	66,848	76,382	74,920	73,164	78,512	93,936	86,855	74,781
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$21.36	$18.70	$23.23	$21.06	$17.16	$19.36	$17.84	$12.48	$10.84	$11.72
Value at end of period	$21.94	$21.36	$18.70	$23.23	$21.06	$17.16	$19.36	$17.84	$12.48	$10.84
Number of accumulation units outstanding at end of period	8,729	11,513	18,615	18,074	19,732	16,824	9,205	13,104	4,991	2,133
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$24.76	$20.08	$23.52	$20.52	$17.95	$18.93	$17.25	$12.05	$10.13	$11.55
Value at end of period	$26.95	$24.76	$20.08	$23.52	$20.52	$17.95	$18.93	$17.25	$12.05	$10.13
Number of accumulation units outstanding at end of period	3,260	4,247	4,027	4,914	7,184	6,451	6,505	14,380	4,776	2,226
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.24	$11.14	$12.64	$9.75	$10.91	$11.48	$11.72	$9.46	$7.63	$8.32
Value at end of period	$15.15	$14.24	$11.14	$12.64	$9.75	$10.91	$11.48	$11.72	$9.46	$7.63
Number of accumulation units outstanding at end of period	5,272	10,101	9,966	11,424	9,340	7,163	3,001	2,571	3,572	1,717
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during October 2015)
Value at beginning of period	$14.32	$11.35	$12.05	$10.43	$9.15	$9.23
Value at end of period	$15.08	$14.32	$11.35	$12.05	$10.43	$9.15
Number of accumulation units outstanding at end of period	1,661	4,935	4,505	7,104	5,777	1,470
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.28	$12.33	$11.55	$9.35	$10.07	$10.05
Value at end of period	$18.05	$15.28	$12.33	$11.55	$9.35	$10.07
Number of accumulation units outstanding at end of period	6,322	6,143	11,471	12,380	12,398	9,394
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$33.08	$26.88	$27.93	$25.21	$23.63	$24.43	$22.54	$19.31	$17.67	$17.08
Value at end of period	$37.71	$33.08	$26.88	$27.93	$25.21	$23.63	$24.43	$22.54	$19.31	$17.67
Number of accumulation units outstanding at end of period	8,830	10,230	11,546	11,339	11,993	13,081	14,142	32,733	34,164	34,831
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$20.35	$15.48	$16.34	$15.43	$14.77	$14.22	$11.05	$10.83	$9.47	$10.06
Value at end of period	$19.55	$20.35	$15.48	$16.34	$15.43	$14.77	$14.22	$11.05	$10.83	$9.47
Number of accumulation units outstanding at end of period	1,636	3,682	3,551	3,919	4,360	4,473	4,002	370	149	11
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.92	$9.26	$10.62
Value at end of period	$12.45	$11.92	$9.26
Number of accumulation units outstanding at end of period	854	5,745	10,903

CFI 210

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$20.59	$15.85	$18.52	$16.52	$14.66	$15.63	$14.11	$10.56	$9.16	$9.68
Value at end of period	$21.68	$20.59	$15.85	$18.52	$16.52	$14.66	$15.63	$14.11	$10.56	$9.16
Number of accumulation units outstanding at end of period	291	2,305	3,143	3,435	3,673	2,863	1,503	1,690	2,607	1,943
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$73.69	$56.63	$61.15	$50.73	$47.49	$47.69	$43.08	$33.17	$28.81	$29.88
Value at end of period	$95.16	$73.69	$56.63	$61.15	$50.73	$47.49	$47.69	$43.08	$33.17	$28.81
Number of accumulation units outstanding at end of period	96,380	110,546	123,288	139,632	147,248	166,371	195,144	218,850	220,953	234,868
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.52	$34.52	$38.06	$34.09	$29.20	$30.74	$28.59	$22.56	$19.44	$19.47
Value at end of period	$45.92	$43.52	$34.52	$38.06	$34.09	$29.20	$30.74	$28.59	$22.56	$19.44
Number of accumulation units outstanding at end of period	44,224	44,737	49,743	53,616	67,885	68,611	88,080	106,939	122,349	133,268
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$55.21	$41.56	$42.09	$31.49	$31.59	$29.80	$27.07	$20.07	$17.70	$17.86
Value at end of period	$78.57	$55.21	$41.56	$42.09	$31.49	$31.59	$29.80	$27.07	$20.07	$17.70
Number of accumulation units outstanding at end of period	67,336	72,135	75,019	80,728	87,194	97,602	123,085	137,645	151,708	167,341
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.27	$21.58	$25.61	$19.88	$21.17	$20.65	$22.72	$17.61	$14.75	$18.00
Value at end of period	$31.18	$27.27	$21.58	$25.61	$19.88	$21.17	$20.65	$22.72	$17.61	$14.75
Number of accumulation units outstanding at end of period	7,546	9,411	10,798	10,565	11,157	14,773	16,097	21,647	23,159	25,312
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$39.60	$31.69	$36.78	$33.60	$26.10	$28.49	$28.64	$21.25	$18.15	$19.07
Value at end of period	$41.20	$39.60	$31.69	$36.78	$33.60	$26.10	$28.49	$28.64	$21.25	$18.15
Number of accumulation units outstanding at end of period	9,537	11,448	13,097	16,269	14,842	22,437	30,428	36,590	31,445	33,412
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$96.03	$78.31	$90.12	$67.61	$63.95	$75.24	$79.91	$74.56	$62.38	$77.01
Value at end of period	$111.34	$96.03	$78.31	$90.12	$67.61	$63.95	$75.24	$79.91	$74.56	$62.38
Number of accumulation units outstanding at end of period	10,384	12,379	12,808	14,295	14,365	13,879	20,346	19,345	15,766	17,564
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.98
Number of accumulation units outstanding at end of period	488
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$23.60	$18.97	$21.79	$19.15	$17.28	$18.27	$17.67	$13.83	$12.67	$13.66
Value at end of period	$13.70	$23.60	$18.97	$21.79	$19.15	$17.28	$18.27	$17.67	$13.83	$12.67
Number of accumulation units outstanding at end of period	0	283	250	2,923	2,946	669	542	460	597	1,395
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$50.56	$38.79	$45.17	$33.42	$33.76	$32.84	$32.45	$25.78	$21.49	$23.69
Value at end of period	$63.82	$50.56	$38.79	$45.17	$33.42	$33.76	$32.84	$32.45	$25.78	$21.49
Number of accumulation units outstanding at end of period	69	69	82	97	127	127	127	127	127	127
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$31.51	$25.19	$28.40	$25.16	$21.54	$23.15	$20.91	$14.99	$12.85	$13.28
Value at end of period	$37.38	$31.51	$25.19	$28.40	$25.16	$21.54	$23.15	$20.91	$14.99	$12.85
Number of accumulation units outstanding at end of period	2,730	4,267	5,290	6,265	6,688	6,538	10,635	18,857	10,129	9,133
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$91.20	$67.43	$70.74	$56.17	$55.53	$53.46	$49.85	$35.96	$37.16
Value at end of period	$128.41	$91.20	$67.43	$70.74	$56.17	$55.53	$53.46	$49.85	$35.96
Number of accumulation units outstanding at end of period	3,327	5,027	5,159	4,332	7,172	7,600	8,159	10,318	12,732

CFI 211

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.25	$15.88	$17.72	$15.83	$14.52	$15.57	$14.56	$11.39	$10.11	$10.23
Value at end of period	$22.81	$20.25	$15.88	$17.72	$15.83	$14.52	$15.57	$14.56	$11.39	$10.11
Number of accumulation units outstanding at end of period	19,622	22,342	33,021	34,267	39,037	40,184	45,636	51,721	52,379	52,107
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$19.15	$12.89	$13.73	$10.45	$10.39	$11.73
Value at end of period	$25.76	$19.15	$12.89	$13.73	$10.45	$10.39
Number of accumulation units outstanding at end of period	11,183	5,110	6,888	8,028	2,266	2,156
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during September 2017)
Value at beginning of period	$11.93	$9.97	$11.70	$11.23
Value at end of period	$12.79	$11.93	$9.97	$11.70
Number of accumulation units outstanding at end of period	1,342	1,357	494	4
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.89	$18.55	$22.53	$20.75	$16.63	$17.44	$16.78	$12.52	$10.90	$11.23
Value at end of period	$23.08	$22.89	$18.55	$22.53	$20.75	$16.63	$17.44	$16.78	$12.52	$10.90
Number of accumulation units outstanding at end of period	3,214	4,007	4,002	4,392	4,287	3,971	6,704	6,609	4,618	7,406
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.09	$20.69	$24.62	$23.30	$20.24	$21.27	$19.28	$14.96	$13.20	$13.91
Value at end of period	$25.44	$25.09	$20.69	$24.62	$23.30	$20.24	$21.27	$19.28	$14.96	$13.20
Number of accumulation units outstanding at end of period	12,287	13,018	13,765	14,989	17,579	21,635	21,887	24,390	31,653	38,136
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2017)
Value at beginning of period	$10.66	$10.23	$10.22	$10.22
Value at end of period	$10.85	$10.66	$10.23	$10.22
Number of accumulation units outstanding at end of period	11,321	9,668	1,716	376
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during September 2013)
Value at beginning of period	$11.05	$10.26	$10.38	$10.18	$10.06	$10.17	$9.72	$9.69
Value at end of period	$11.89	$11.05	$10.26	$10.38	$10.18	$10.06	$10.17	$9.72
Number of accumulation units outstanding at end of period	4,153	16,156	18,955	14,373	19,160	13,246	2,490	1,193
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$24.27	$19.53	$21.00	$17.94	$16.50	$16.78	$15.38	$11.27	$10.29	$10.73
Value at end of period	$28.61	$24.27	$19.53	$21.00	$17.94	$16.50	$16.78	$15.38	$11.27	$10.29
Number of accumulation units outstanding at end of period	6,616	9,692	14,308	14,113	11,950	10,982	10,133	9,449	7,127	5,966
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$20.52	$17.17	$18.10	$16.17	$15.45	$15.70	$14.70	$12.78	$11.61	$11.96
Value at end of period	$23.59	$20.52	$17.17	$18.10	$16.17	$15.45	$15.70	$14.70	$12.78	$11.61
Number of accumulation units outstanding at end of period	9,118	8,935	11,870	14,134	13,416	13,796	15,444	19,977	18,472	20,375
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during January 2016)
Value at beginning of period	$5.83	$5.26	$6.19	$6.11	$5.12
Value at end of period	$5.80	$5.83	$5.26	$6.19	$6.11
Number of accumulation units outstanding at end of period	2,807	5,357	4,691	2,234	2,075
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.83	$14.76	$15.26	$14.89	$14.31	$14.87	$14.59	$16.24	$15.10	$13.67
Value at end of period	$17.49	$15.83	$14.76	$15.26	$14.89	$14.31	$14.87	$14.59	$16.24	$15.10
Number of accumulation units outstanding at end of period	7,559	9,725	10,998	14,159	16,767	16,553	23,207	26,350	37,878	47,799

CFI 212

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.57	$19.05	$19.92	$18.78	$16.62	$17.50	$17.68	$15.95	$13.89	$14.29
Value at end of period	$21.86	$21.57	$19.05	$19.92	$18.78	$16.62	$17.50	$17.68	$15.95	$13.89
Number of accumulation units outstanding at end of period	2,417	2,888	2,843	3,650	2,866	2,666	13,701	15,989	14,795	8,519
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.66	$10.07	$10.13	$9.93	$9.92	$9.98
Value at end of period	$11.39	$10.66	$10.07	$10.13	$9.93	$9.92
Number of accumulation units outstanding at end of period	3,163	4,133	3,761	4,021	3,480	28
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.29	$21.39	$21.36	$21.10	$20.08	$21.20	$21.11	$20.88	$18.23	$18.87
Value at end of period	$20.13	$21.29	$21.39	$21.36	$21.10	$20.08	$21.20	$21.11	$20.88	$18.23
Number of accumulation units outstanding at end of period	17,153	19,326	22,357	27,140	25,869	26,548	45,042	48,483	50,799	44,116
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during January 2018)
Value at beginning of period	$12.68	$10.20	$13.72
Value at end of period	$15.08	$12.68	$10.20
Number of accumulation units outstanding at end of period	0	3,537	3,686
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$4.61	$3.27	$3.76	$3.47	$2.40	$3.31	$3.65	$7.60	$8.74	$10.65
Value at end of period	$2.77	$4.61	$3.27	$3.76	$3.47	$2.40	$3.31	$3.65	$7.60	$8.74
Number of accumulation units outstanding at end of period	0	33,710	31,675	24,348	17,982	5,772	13,998	14,408	12,397	5,804
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.60
Number of accumulation units outstanding at end of period	8,613
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$33.91	$28.78	$31.24	$27.53	$25.81	$26.59	$25.31	$21.93	$19.51	$19.99
Value at end of period	$37.18	$33.91	$28.78	$31.24	$27.53	$25.81	$26.59	$25.31	$21.93	$19.51
Number of accumulation units outstanding at end of period	33,855	39,546	48,464	50,440	55,809	55,735	59,478	69,009	87,691	109,209
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.73	$11.58	$12.56	$10.64	$9.62	$9.17
Value at end of period	$16.31	$14.73	$11.58	$12.56	$10.64	$9.62
Number of accumulation units outstanding at end of period	12,283	7,405	8,046	5,916	3,936	2,861
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.34	$14.38	$14.83	$13.67	$13.01	$13.88	$13.84	$14.72	$13.79	$13.45
Value at end of period	$16.57	$15.34	$14.38	$14.83	$13.67	$13.01	$13.88	$13.84	$14.72	$13.79
Number of accumulation units outstanding at end of period	37,568	38,093	39,580	36,641	37,032	46,636	58,330	76,709	87,611	91,393
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.01	$10.81	$11.99	$9.80	$9.34	$10.02
Value at end of period	$12.76	$13.01	$10.81	$11.99	$9.80	$9.34
Number of accumulation units outstanding at end of period	23,145	25,088	23,663	32,038	34,372	54,848

CFI 213

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$12.53	$10.70	$11.66	$10.25	$9.71	$10.15	$10.30
Value at end of period	$14.39	$12.53	$10.70	$11.66	$10.25	$9.71	$10.15
Number of accumulation units outstanding at end of period	0	72	260	151	136	35	615
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during September 2017)
Value at beginning of period	$11.73	$11.27	$11.30	$11.35
Value at end of period	$12.04	$11.73	$11.27	$11.30
Number of accumulation units outstanding at end of period	27	10	2	2
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.08	$12.97	$12.92	$12.98	$13.10	$13.24	$13.39	$13.53	$13.68	$13.83
Value at end of period	$12.98	$13.08	$12.97	$12.92	$12.98	$13.10	$13.24	$13.39	$13.53	$13.68
Number of accumulation units outstanding at end of period	101,045	91,042	95,863	108,230	128,097	106,968	156,528	154,436	210,844	189,340
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$38.10	$29.89	$31.63	$26.57	$24.47	$25.10	$22.92	$17.74	$15.49	$15.71
Value at end of period	$44.19	$38.10	$29.89	$31.63	$26.57	$24.47	$25.10	$22.92	$17.74	$15.49
Number of accumulation units outstanding at end of period	75,157	99,104	113,013	115,657	119,078	138,397	174,587	195,439	163,608	227,292
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.93	$13.53
Value at end of period	$14.60	$13.93
Number of accumulation units outstanding at end of period	34,838	40,918
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.56	$19.79	$20.68	$19.68	$17.36	$17.92	$17.91	$17.14	$15.20	$14.72
Value at end of period	$23.56	$22.56	$19.79	$20.68	$19.68	$17.36	$17.92	$17.91	$17.14	$15.20
Number of accumulation units outstanding at end of period	6	6	9,498	12,583	13,163	9,737	13,107	12,749	11,423	7,349
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$51.74	$40.22	$43.64	$35.40	$32.46	$32.54	$28.90	$21.98	$19.42	$19.65
Value at end of period	$59.31	$51.74	$40.22	$43.64	$35.40	$32.46	$32.54	$28.90	$21.98	$19.42
Number of accumulation units outstanding at end of period	40,814	46,819	54,761	57,658	59,869	70,716	92,052	100,450	111,654	130,403
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$50.95	$40.54	$47.85	$42.60	$36.45	$37.53	$34.63	$26.02	$22.35	$22.86
Value at end of period	$54.55	$50.95	$40.54	$47.85	$42.60	$36.45	$37.53	$34.63	$26.02	$22.35
Number of accumulation units outstanding at end of period	35,672	38,970	43,045	48,553	56,802	59,008	81,405	98,245	110,457	112,517
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.74	$29.66	$34.24	$31.49	$25.01	$26.12	$25.05	$17.75	$15.97	$16.26
Value at end of period	$37.25	$35.74	$29.66	$34.24	$31.49	$25.01	$26.12	$25.05	$17.75	$15.97
Number of accumulation units outstanding at end of period	26,861	32,571	34,191	39,901	46,004	46,642	59,170	68,139	71,754	72,019
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$23.12	$19.73	$21.04	$18.56	$17.56	$18.02
Value at end of period	$25.80	$23.12	$19.73	$21.04	$18.56	$17.56
Number of accumulation units outstanding at end of period	0	0	94,325	78,551	61,074	45,333
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$26.20	$21.65	$23.57	$20.13	$18.88	$19.44
Value at end of period	$29.58	$26.20	$21.65	$23.57	$20.13	$18.88
Number of accumulation units outstanding at end of period	0	0	83,566	71,336	56,397	38,859

CFI 214

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$27.98	$22.71	$25.08	$21.10	$19.74	$20.37
Value at end of period	$31.96	$27.98	$22.71	$25.08	$21.10	$19.74
Number of accumulation units outstanding at end of period	0	0	66,513	51,837	44,076	34,526
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$22.24	$18.00	$19.93	$16.70	$15.65	$16.15
Value at end of period	$25.32	$22.24	$18.00	$19.93	$16.70	$15.65
Number of accumulation units outstanding at end of period	290	126	26,859	19,789	15,286	10,259
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2015)
Value at beginning of period	$17.56	$15.73	$16.43	$15.24	$14.68	$14.95
Value at end of period	$19.28	$17.56	$15.73	$16.43	$15.24	$14.68
Number of accumulation units outstanding at end of period	719	524	24,754	23,611	19,618	15,848
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.28	$24.19	$24.59	$23.67	$22.94	$23.05	$21.85	$22.12	$20.44	$19.22
Value at end of period	$28.02	$26.28	$24.19	$24.59	$23.67	$22.94	$23.05	$21.85	$22.12	$20.44
Number of accumulation units outstanding at end of period	66,092	61,596	62,730	67,490	70,584	77,971	59,433	73,516	89,949	92,326
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.27	$9.38	$11.00	$8.90	$8.93	$9.11	$9.79	$8.15	$6.94	$7.99
Value at end of period	$12.03	$11.27	$9.38	$11.00	$8.90	$8.93	$9.11	$9.79	$8.15	$6.94
Number of accumulation units outstanding at end of period	23,008	22,788	21,785	18,587	20,488	19,552	34,556	31,094	30,957	23,367
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$31.14	$23.72	$24.34	$18.97	$18.45	$17.53	$15.60	$12.05	$10.31	$10.31
Value at end of period	$40.32	$31.14	$23.72	$24.34	$18.97	$18.45	$17.53	$15.60	$12.05	$10.31
Number of accumulation units outstanding at end of period	81,549	95,956	109,599	114,982	123,734	132,737	159,195	80,104	103,767	97,382
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$18.34	$14.82	$16.26	$14.47	$12.85	$13.60	$12.49	$9.65	$8.50	$8.31
Value at end of period	$19.28	$18.34	$14.82	$16.26	$14.47	$12.85	$13.60	$12.49	$9.65	$8.50
Number of accumulation units outstanding at end of period	65,821	73,001	81,147	92,227	102,579	130,289	201,159	181,862	162,710	165,336
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$39.70	$31.04	$33.92	$27.42	$25.84	$25.99	$24.14	$18.50	$16.38	$16.64
Value at end of period	$55.42	$39.70	$31.04	$33.92	$27.42	$25.84	$25.99	$24.14	$18.50	$16.38
Number of accumulation units outstanding at end of period	23,359	25,262	33,969	29,871	28,835	26,597	38,609	49,948	27,561	20,661
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$45.73	$34.04	$34.75	$26.77	$25.40	$23.86	$21.33	$16.34	$14.43	$14.00
Value at end of period	$62.63	$45.73	$34.04	$34.75	$26.77	$25.40	$23.86	$21.33	$16.34	$14.43
Number of accumulation units outstanding at end of period	15,190	19,458	21,384	15,099	14,606	13,883	18,400	14,387	14,552	14,588
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.38	$19.54	$20.46	$16.88	$15.38	$15.23	$13.64	$10.44	$9.14	$9.01
Value at end of period	$30.59	$25.38	$19.54	$20.46	$16.88	$15.38	$15.23	$13.64	$10.44	$9.14
Number of accumulation units outstanding at end of period	14,284	12,094	18,261	14,314	21,945	13,295	16,951	44,641	30,746	14,946
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$29.79	$23.98	$26.03	$23.25	$20.39	$21.42	$19.30	$14.84	$12.94	$13.01
Value at end of period	$29.82	$29.79	$23.98	$26.03	$23.25	$20.39	$21.42	$19.30	$14.84	$12.94
Number of accumulation units outstanding at end of period	948	1,559	3,120	4,381	3,885	1,913	2,766	5,657	5,061	4,848

CFI 215

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$41.09	$30.88	$32.99	$26.82	$25.39	$25.87	$23.55	$17.65	$15.45	$15.97
Value at end of period	$54.67	$41.09	$30.88	$32.99	$26.82	$25.39	$25.87	$23.55	$17.65	$15.45
Number of accumulation units outstanding at end of period	1,529	2,573	4,572	4,598	3,719	3,512	3,187	6,347	5,727	6,579
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.50	$19.06	$21.25	$18.21	$16.24	$16.89	$15.15	$11.42	$9.86	$10.16
Value at end of period	$28.27	$24.50	$19.06	$21.25	$18.21	$16.24	$16.89	$15.15	$11.42	$9.86
Number of accumulation units outstanding at end of period	4,986	8,724	12,198	11,150	10,180	11,609	8,139	6,461	3,604	4,014
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.49	$18.97	$21.62	$19.13	$15.97	$16.92	$16.30	$11.88	$10.35	$10.89
Value at end of period	$27.77	$23.49	$18.97	$21.62	$19.13	$15.97	$16.92	$16.30	$11.88	$10.35
Number of accumulation units outstanding at end of period	14,119	12,515	15,208	12,812	8,853	7,404	14,319	13,121	5,605	5,463
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.38	$18.81	$22.61	$19.25	$17.16	$17.51	$16.76	$12.19	$10.70	$10.73
Value at end of period	$29.22	$23.38	$18.81	$22.61	$19.25	$17.16	$17.51	$16.76	$12.19	$10.70
Number of accumulation units outstanding at end of period	15,159	20,877	21,658	25,626	27,688	25,533	17,268	14,940	11,044	10,401
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$67.90	$54.40	$65.35	$59.37	$48.22	$49.14	$46.63	$34.23	$30.22	$31.33
Value at end of period	$75.41	$67.90	$54.40	$65.35	$59.37	$48.22	$49.14	$46.63	$34.23	$30.22
Number of accumulation units outstanding at end of period	9,229	11,686	13,162	13,896	19,430	18,638	23,482	25,269	25,246	27,295
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$19.14	$16.38	$17.57	$15.41	$14.71	$14.89	$14.26	$12.39	$11.04	$11.52
Value at end of period	$21.49	$19.14	$16.38	$17.57	$15.41	$14.71	$14.89	$14.26	$12.39	$11.04
Number of accumulation units outstanding at end of period	63,591	64,903	84,651	95,606	99,294	122,206	148,990	175,353	205,984	175,053
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.83	$17.27	$19.05	$16.13	$15.35	$15.59	$14.92	$12.53	$11.01	$11.67
Value at end of period	$23.58	$20.83	$17.27	$19.05	$16.13	$15.35	$15.59	$14.92	$12.53	$11.01
Number of accumulation units outstanding at end of period	79,788	90,040	96,475	109,084	94,234	111,510	99,085	127,117	158,886	149,369
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.59	$17.62	$19.84	$16.54	$15.72	$16.05	$15.29	$12.52	$10.97	$11.69
Value at end of period	$24.83	$21.59	$17.62	$19.84	$16.54	$15.72	$16.05	$15.29	$12.52	$10.97
Number of accumulation units outstanding at end of period	77,251	81,684	106,772	108,406	98,113	110,948	95,589	103,921	148,867	126,006
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$21.48	$17.44	$19.72	$16.39	$15.57	$15.88	$15.11	$12.37	$10.82	$11.53
Value at end of period	$24.65	$21.48	$17.44	$19.72	$16.39	$15.57	$15.88	$15.11	$12.37	$10.82
Number of accumulation units outstanding at end of period	14,214	12,960	21,625	23,837	17,956	17,106	11,211	9,354	9,625	3,366
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$15.87	$13.43	$14.55	$12.82	$12.19	$12.38	$11.78	$10.29	$9.15	$9.49
Value at end of period	$17.73	$15.87	$13.43	$14.55	$12.82	$12.19	$12.38	$11.78	$10.29	$9.15
Number of accumulation units outstanding at end of period	2,040	1,436	1,895	1,739	1,484	1,800	1,955	2,120	2,225	2,352
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.71	$14.93	$15.57	$14.40	$13.94	$14.08	$13.46	$12.72	$11.72	$11.81
Value at end of period	$18.50	$16.71	$14.93	$15.57	$14.40	$13.94	$14.08	$13.46	$12.72	$11.72
Number of accumulation units outstanding at end of period	14,762	25,172	26,695	27,687	27,004	32,960	3,077	5,031	18,604	18,147
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.92	$13.12	$13.86	$12.70	$12.13	$12.31	$11.79	$10.88	$9.83	$10.00
Value at end of period	$16.43	$14.92	$13.12	$13.86	$12.70	$12.13	$12.31	$11.79	$10.88	$9.83
Number of accumulation units outstanding at end of period	12,723	11,396	12,329	15,421	5,065	7,483	12,236	17,143	14,941	3,260

CFI 216

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$27.86	$24.54	$25.85	$23.65	$22.62	$22.92	$21.73	$19.60	$17.64	$17.52
Value at end of period	$30.44	$27.86	$24.54	$25.85	$23.65	$22.62	$22.92	$21.73	$19.60	$17.64
Number of accumulation units outstanding at end of period	8,276	2,880	3,602	3,870	4,543	7,386	18,385	26,056	26,988	37,235
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.36	$25.81	$28.47	$24.42	$23.09	$23.62	$22.41	$18.51	$16.28	$16.95
Value at end of period	$35.48	$31.36	$25.81	$28.47	$24.42	$23.09	$23.62	$22.41	$18.51	$16.28
Number of accumulation units outstanding at end of period	10,877	19,845	9,931	10,110	10,650	13,879	23,353	32,636	37,255	59,960
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$29.39	$24.92	$26.82	$23.68	$22.45	$22.83	$21.64	$18.76	$16.70	$16.98
Value at end of period	$32.77	$29.39	$24.92	$26.82	$23.68	$22.45	$22.83	$21.64	$18.76	$16.70
Number of accumulation units outstanding at end of period	13,062	11,377	12,002	14,691	13,136	18,780	24,748	36,124	39,267	50,628
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.31	$12.42	$12.60	$12.35	$12.20	$12.30	$11.77	$12.21	$11.88	$11.21
Value at end of period	$14.11	$13.31	$12.42	$12.60	$12.35	$12.20	$12.30	$11.77	$12.21	$11.88
Number of accumulation units outstanding at end of period	14,277	10,528	11,838	23,929	9,261	5,827	26,310	11,119	12,982	13,006
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2012)
Value at beginning of period	$32.60	$25.14	$26.65	$22.18	$20.09	$20.09	$17.92	$13.72	$14.05
Value at end of period	$38.09	$32.60	$25.14	$26.65	$22.18	$20.09	$20.09	$17.92	$13.72
Number of accumulation units outstanding at end of period	501	0	0	0	4,402	3,885	824	812	89
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.93	$31.67	$37.38	$34.01	$27.72	$28.52	$25.64	$19.73	$17.15	$17.90
Value at end of period	$41.91	$40.93	$31.67	$37.38	$34.01	$27.72	$28.52	$25.64	$19.73	$17.15
Number of accumulation units outstanding at end of period	3,102	9,023	4,146	4,139	6,452	7,126	8,939	11,145	8,755	8,106
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$50.17	$36.62	$37.74	$29.77	$28.57	$30.42	$29.47	$21.46	$18.13	$17.94
Value at end of period	$66.13	$50.17	$36.62	$37.74	$29.77	$28.57	$30.42	$29.47	$21.46	$18.13
Number of accumulation units outstanding at end of period	12,928	14,491	17,563	19,412	20,331	22,123	28,480	32,502	27,526	32,429
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.47	$13.35	$14.76	$13.47	$13.50	$13.84	$12.27	$11.94	$9.57	$10.20
Value at end of period	$15.51	$16.47	$13.35	$14.76	$13.47	$13.50	$13.84	$12.27	$11.94	$9.57
Number of accumulation units outstanding at end of period	8,472	7,919	10,973	13,388	16,205	16,965	22,368	27,485	26,267	24,578
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$21.02	$16.59	$18.16	$17.46	$16.93	$16.63	$12.94	$12.82	$11.22	$10.36
Value at end of period	$19.43	$21.02	$16.59	$18.16	$17.46	$16.93	$16.63	$12.94	$12.82	$11.22
Number of accumulation units outstanding at end of period	7,301	9,515	11,874	14,925	19,853	15,381	26,148	21,605	19,865	16,742
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$44.52	$33.83	$37.59	$31.26	$29.15	$28.62	$25.65	$19.25	$17.33	$18.39
Value at end of period	$53.48	$44.52	$33.83	$37.59	$31.26	$29.15	$28.62	$25.65	$19.25	$17.33
Number of accumulation units outstanding at end of period	4,804	4,709	5,455	6,059	6,775	6,373	4,296	7,880	7,887	6,766
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.79	$16.64	$20.46	$18.65	$15.24	$15.88	$15.39	$11.12	$9.84	$10.23
Value at end of period	$21.44	$19.79	$16.64	$20.46	$18.65	$15.24	$15.88	$15.39	$11.12	$9.84
Number of accumulation units outstanding at end of period	445	942	1,411	1,652	1,803	914	321	315	3,498	4,946
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.14	$22.72	$26.22	$22.53	$19.34	$20.79	$19.26	$14.43	$12.29	$12.69
Value at end of period	$27.70	$28.14	$22.72	$26.22	$22.53	$19.34	$20.79	$19.26	$14.43	$12.29
Number of accumulation units outstanding at end of period	5,601	8,464	9,785	10,100	8,355	8,432	18,618	22,695	25,716	33,539

CFI 217

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.37	$19.68	$21.97	$20.03	$17.57	$18.80	$17.44	$13.62	$12.65	$12.93
Value at end of period	$25.42	$23.37	$19.68	$21.97	$20.03	$17.57	$18.80	$17.44	$13.62	$12.65
Number of accumulation units outstanding at end of period	116,637	124,727	136,041	140,748	141,457	165,348	179,265	185,170	226,598	246,727
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.16	$20.40	$23.86	$21.18	$17.86	$18.60	$17.08	$12.90	$11.38	$11.76
Value at end of period	$25.61	$25.16	$20.40	$23.86	$21.18	$17.86	$18.60	$17.08	$12.90	$11.38
Number of accumulation units outstanding at end of period	2,324	4,741	3,855	5,081	6,193	4,839	9,261	9,502	6,077	8,393
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$28.81	$22.10	$25.75	$19.07	$19.24	$18.68	$18.46	$15.30	$12.71	$13.99
Value at end of period	$36.42	$28.81	$22.10	$25.75	$19.07	$19.24	$18.68	$18.46	$15.30	$12.71
Number of accumulation units outstanding at end of period	133,427	154,101	164,240	179,109	198,337	227,155	264,494	318,262	341,050	357,520
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.04	$23.06	$28.01	$19.80	$17.73	$21.28	$21.32	$22.87	$19.41	$24.02
Value at end of period	$39.64	$30.04	$23.06	$28.01	$19.80	$17.73	$21.28	$21.32	$22.87	$19.41
Number of accumulation units outstanding at end of period	9,666	8,461	10,704	12,484	14,038	12,197	12,966	20,262	13,672	17,635
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$41.39	$33.16	$38.19	$33.95	$29.92	$31.20	$27.44	$21.09	$17.77	$17.64
Value at end of period	$41.05	$41.39	$33.16	$38.19	$33.95	$29.92	$31.20	$27.44	$21.09	$17.77
Number of accumulation units outstanding at end of period	8,358	14,577	17,281	18,247	18,532	19,212	25,438	24,079	21,337	21,685
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.90	$27.11	$30.64	$26.81	$22.29	$23.40	$21.83	$15.89	$13.53	$13.87
Value at end of period	$38.99	$33.90	$27.11	$30.64	$26.81	$22.29	$23.40	$21.83	$15.89	$13.53
Number of accumulation units outstanding at end of period	4,944	5,322	6,183	5,753	7,392	6,474	9,343	12,348	8,280	2,634
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$32.65	$26.55	$26.71	$23.46	$21.95	$21.09	$19.01	$15.73	$13.89	$13.65
Value at end of period	$38.10	$32.65	$26.55	$26.71	$23.46	$21.95	$21.09	$19.01	$15.73	$13.89
Number of accumulation units outstanding at end of period	80,279	100,215	121,089	129,599	157,746	146,755	174,506	199,485	153,090	131,986
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$38.68	$28.51	$29.79	$24.13	$22.71	$22.51	$21.01	$15.72	$13.68	$14.37
Value at end of period	$50.44	$38.68	$28.51	$29.79	$24.13	$22.71	$22.51	$21.01	$15.72	$13.68
Number of accumulation units outstanding at end of period	75,007	82,284	92,600	106,575	110,513	131,239	138,142	156,748	183,984	199,578
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$35.06	$28.04	$31.26	$27.19	$23.15	$25.14	$23.65	$18.43	$15.90	$16.22
Value at end of period	$35.00	$35.06	$28.04	$31.26	$27.19	$23.15	$25.14	$23.65	$18.43	$15.90
Number of accumulation units outstanding at end of period	22,847	23,751	24,446	27,208	28,573	25,588	35,381	41,774	42,825	53,577
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$71.42	$55.19	$56.42	$42.70	$42.53	$38.80	$36.10	$26.21	$22.28	$22.77
Value at end of period	$96.54	$71.42	$55.19	$56.42	$42.70	$42.53	$38.80	$36.10	$26.21	$22.28
Number of accumulation units outstanding at end of period	23,920	27,116	37,367	35,572	35,450	38,069	39,987	58,861	65,203	56,364
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.00	$16.63	$19.58	$15.48	$15.36	$15.68	$16.03	$14.18	$12.07	$13.92
Value at end of period	$23.77	$21.00	$16.63	$19.58	$15.48	$15.36	$15.68	$16.03	$14.18	$12.07
Number of accumulation units outstanding at end of period	3,548	3,392	2,820	4,106	4,333	3,933	4,518	6,492	6,423	5,460
WANGER INTERNATIONAL
Value at beginning of period	$15.94	$12.40	$15.23	$11.59	$11.88	$12.00	$12.69	$10.49	$8.72	$10.33
Value at end of period	$18.03	$15.94	$12.40	$15.23	$11.59	$11.88	$12.00	$12.69	$10.49	$8.72
Number of accumulation units outstanding at end of period	3,319	3,985	6,337	6,795	5,077	5,272	8,315	9,314	8,517	7,932

CFI 218

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WANGER SELECT
Value at beginning of period	$33.12	$25.89	$29.89	$23.86	$21.28	$21.46	$21.04	$15.81	$13.49	$16.57
Value at end of period	$41.48	$33.12	$25.89	$29.89	$23.86	$21.28	$21.46	$21.04	$15.81	$13.49
Number of accumulation units outstanding at end of period	3,632	4,375	5,392	7,216	10,559	11,012	19,598	21,803	22,443	22,873
WANGER USA
Value at beginning of period	$37.25	$28.73	$29.48	$24.92	$22.16	$22.55	$21.75	$16.44	$13.85	$14.51
Value at end of period	$45.77	$37.25	$28.73	$29.48	$24.92	$22.16	$22.55	$21.75	$16.44	$13.85
Number of accumulation units outstanding at end of period	7,537	12,499	12,128	11,811	12,298	11,074	16,079	15,750	18,581	19,229
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during February 2017)
Value at beginning of period	$16.32	$13.08	$13.76	$12.27
Value at end of period	$20.74	$16.32	$13.08	$13.76
Number of accumulation units outstanding at end of period	909	1,791	1,792	775
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$51.62	$40.77	$47.78	$43.50	$34.12	$36.14	$34.04	$24.92	$22.21	$22.95
Value at end of period	$51.65	$51.62	$40.77	$47.78	$43.50	$34.12	$36.14	$34.04	$24.92	$22.21
Number of accumulation units outstanding at end of period	8,331	9,196	10,156	11,717	13,713	15,432	18,422	21,199	20,331	20,115

TABLE 26
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$34.13	$25.78	$26.52	$21.05	$20.88	$20.61	$19.90	$14.94	$13.15	$14.04
Value at end of period	$45.81	$34.13	$25.78	$26.52	$21.05	$20.88	$20.61	$19.90	$14.94	$13.15
Number of accumulation units outstanding at end of period	1,673	1,333	1,128	2,270	1,796	1,902	453	1,450	1,088	1,075
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$28.55	$21.70	$21.43	$16.81	$15.80	$16.05	$14.24	$11.73	$10.67	$10.99
Value at end of period	$37.50	$28.55	$21.70	$21.43	$16.81	$15.80	$16.05	$14.24	$11.73	$10.67
Number of accumulation units outstanding at end of period	2,546	3,923	2,615	2,255	2,867	2,751	2,755	2,027	2,002	1,769
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$24.00	$19.38	$20.68	$17.19	$15.91	$16.56	$15.35	$11.97	$11.05	$10.96
Value at end of period	$27.03	$24.00	$19.38	$20.68	$17.19	$15.91	$16.56	$15.35	$11.97	$11.05
Number of accumulation units outstanding at end of period	1,552	1,381	1,123	969	3,821	3,163	3,050	2,527	4,052	3,379
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.57	$11.79	$12.23	$12.01	$11.60	$11.99	$11.81	$13.15	$12.47	$11.16
Value at end of period	$13.70	$12.57	$11.79	$12.23	$12.01	$11.60	$11.99	$11.81	$13.15	$12.47
Number of accumulation units outstanding at end of period	5,232	5,085	5,377	11,932	11,632	9,816	10,057	12,158	16,526	18,747
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during April 2016)
Value at beginning of period	$11.81	$10.18	$11.08	$9.82	$9.54
Value at end of period	$12.06	$11.81	$10.18	$11.08	$9.82
Number of accumulation units outstanding at end of period	1,851	1,754	1,801	1,775	760

CFI 219

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$22.94	$18.19	$19.71	$16.17	$14.55	$14.24	$13.23	$10.18	$8.79	$9.06
Value at end of period	$26.06	$22.94	$18.19	$19.71	$16.17	$14.55	$14.24	$13.23	$10.18	$8.79
Number of accumulation units outstanding at end of period	13,944	14,509	15,339	18,771	17,938	17,845	18,849	17,891	19,477	19,487
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$20.65	$15.97	$17.89	$14.27	$13.65	$13.45	$13.36	$10.45	$8.66	$10.23
Value at end of period	$28.07	$20.65	$15.97	$17.89	$14.27	$13.65	$13.45	$13.36	$10.45	$8.66
Number of accumulation units outstanding at end of period	5,941	5,940	5,475	3,364	2,104	2,181	2,160	2,227	2,408	1,855
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.64	$11.84	$11.99	$11.75	$11.57	$11.67	$11.19	$11.55	$11.03	$10.48
Value at end of period	$13.84	$12.64	$11.84	$11.99	$11.75	$11.57	$11.67	$11.19	$11.55	$11.03
Number of accumulation units outstanding at end of period	15,147	10,457	9,719	9,655	2,017	2,018	3,854	5,293	7,920	8,866
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$35.36	$27.92	$29.10	$23.35	$21.78	$20.92	$19.37	$14.64	$12.28	$13.06
Value at end of period	$48.16	$35.36	$27.92	$29.10	$23.35	$21.78	$20.92	$19.37	$14.64	$12.28
Number of accumulation units outstanding at end of period	80,578	82,919	95,673	93,756	94,033	105,915	128,301	140,070	154,558	178,664
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$30.37	$24.48	$25.53	$21.50	$19.19	$19.45	$17.70	$13.58	$12.21	$11.55
Value at end of period	$32.33	$30.37	$24.48	$25.53	$21.50	$19.19	$19.45	$17.70	$13.58	$12.21
Number of accumulation units outstanding at end of period	15,916	20,426	21,949	21,108	24,582	23,905	32,469	32,927	39,239	43,088
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$21.26	$18.62	$23.14	$20.99	$17.11	$19.31	$17.80	$12.46	$10.83	$11.72
Value at end of period	$21.82	$21.26	$18.62	$23.14	$20.99	$17.11	$19.31	$17.80	$12.46	$10.83
Number of accumulation units outstanding at end of period	1,546	2,034	1,707	2,197	1,336	2,327	4,175	3,221	25	0
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$24.64	$19.99	$23.43	$20.45	$17.90	$18.88	$17.22	$12.04	$10.12	$11.55
Value at end of period	$26.80	$24.64	$19.99	$23.43	$20.45	$17.90	$18.88	$17.22	$12.04	$10.12
Number of accumulation units outstanding at end of period	1,109	1,111	1,220	4,306	4,399	6,517	2,000	4,191	711	694
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.15	$11.08	$12.57	$9.71	$10.87	$11.43	$11.68	$9.44	$7.61	$8.31
Value at end of period	$15.04	$14.15	$11.08	$12.57	$9.71	$10.87	$11.43	$11.68	$9.44	$7.61
Number of accumulation units outstanding at end of period	1,344	1,236	1,134	2,639	2,228	1,702	2,874	2,407	8,520	2,106
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.29	$11.33	$12.04	$10.42	$9.14	$9.58
Value at end of period	$15.04	$14.29	$11.33	$12.04	$10.42	$9.14
Number of accumulation units outstanding at end of period	3,815	2,886	3,256	8,006	9,996	8
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$15.24	$12.31	$11.53	$9.35	$10.06	$10.52
Value at end of period	$18.00	$15.24	$12.31	$11.53	$9.35	$10.06
Number of accumulation units outstanding at end of period	1,840	3,001	3,046	3,053	2,466	11,194
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$32.69	$26.58	$27.63	$24.95	$23.40	$24.20	$22.34	$19.15	$17.53	$16.96
Value at end of period	$37.25	$32.69	$26.58	$27.63	$24.95	$23.40	$24.20	$22.34	$19.15	$17.53
Number of accumulation units outstanding at end of period	4,494	6,132	6,995	10,270	10,912	10,186	15,877	12,258	12,949	11,338

CFI 220

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during January 2019)
Value at beginning of period	$13.06	$10.07
Value at end of period	$12.65	$13.06
Number of accumulation units outstanding at end of period	1,944	1,648
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.27	$15.42	$16.29	$15.38	$14.73	$14.20	$11.03	$10.82	$10.87
Value at end of period	$19.46	$20.27	$15.42	$16.29	$15.38	$14.73	$14.20	$11.03	$10.82
Number of accumulation units outstanding at end of period	3,983	4,835	5,407	7,358	8,882	7,696	9,212	4,849	3,735
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.90	$9.25	$10.62
Value at end of period	$12.43	$11.90	$9.25
Number of accumulation units outstanding at end of period	3,268	3,412	3,445
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$20.47	$15.77	$18.43	$16.45	$14.60	$15.58	$14.07	$10.53	$9.15	$9.67
Value at end of period	$21.54	$20.47	$15.77	$18.43	$16.45	$14.60	$15.58	$14.07	$10.53	$9.15
Number of accumulation units outstanding at end of period	1,589	1,860	1,316	3,279	2,919	2,579	3,673	2,636	2,619	2,066
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$72.82	$55.99	$60.50	$50.21	$47.02	$47.25	$42.70	$32.90	$28.59	$29.67
Value at end of period	$94.00	$72.82	$55.99	$60.50	$50.21	$47.02	$47.25	$42.70	$32.90	$28.59
Number of accumulation units outstanding at end of period	117,499	125,204	138,791	153,331	160,476	172,721	205,393	231,975	262,014	274,820
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$43.00	$34.13	$37.65	$33.74	$28.92	$30.46	$28.34	$22.37	$19.29	$19.33
Value at end of period	$45.36	$43.00	$34.13	$37.65	$33.74	$28.92	$30.46	$28.34	$22.37	$19.29
Number of accumulation units outstanding at end of period	31,151	33,126	35,565	40,808	42,143	47,808	72,001	79,967	90,368	98,463
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$54.56	$41.09	$41.64	$31.17	$31.28	$29.52	$26.83	$19.91	$17.56	$17.73
Value at end of period	$77.61	$54.56	$41.09	$41.64	$31.17	$31.28	$29.52	$26.83	$19.91	$17.56
Number of accumulation units outstanding at end of period	43,130	47,834	49,179	57,190	56,077	57,488	63,004	64,694	76,374	89,325
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.95	$21.34	$25.34	$19.67	$20.96	$20.46	$22.52	$17.46	$14.63	$17.87
Value at end of period	$30.80	$26.95	$21.34	$25.34	$19.67	$20.96	$20.46	$22.52	$17.46	$14.63
Number of accumulation units outstanding at end of period	3,595	4,937	8,785	8,240	8,408	7,790	6,490	7,074	7,468	8,821
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$39.23	$31.41	$36.47	$33.34	$25.91	$28.30	$28.46	$21.13	$18.06	$18.98
Value at end of period	$40.80	$39.23	$31.41	$36.47	$33.34	$25.91	$28.30	$28.46	$21.13	$18.06
Number of accumulation units outstanding at end of period	10,998	11,443	12,097	12,431	13,828	14,266	21,152	27,098	28,292	28,377
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$95.11	$77.59	$89.34	$67.06	$63.46	$74.70	$79.37	$74.10	$62.03	$76.61
Value at end of period	$110.21	$95.11	$77.59	$89.34	$67.06	$63.46	$74.70	$79.37	$74.10	$62.03
Number of accumulation units outstanding at end of period	14,971	16,189	18,234	20,636	21,881	24,502	26,919	29,805	33,298	33,151
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.98
Number of accumulation units outstanding at end of period	216

CFI 221

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$23.47	$18.88	$21.69	$19.07	$17.23	$18.22	$17.63	$13.81	$12.65	$13.65
Value at end of period	$13.62	$23.47	$18.88	$21.69	$19.07	$17.23	$18.22	$17.63	$13.81	$12.65
Number of accumulation units outstanding at end of period	0	119	119	125	47	25	25	390	50	50
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$50.01	$38.39	$44.73	$33.11	$33.46	$32.56	$32.20	$25.59	$21.34	$23.54
Value at end of period	$63.10	$50.01	$38.39	$44.73	$33.11	$33.46	$32.56	$32.20	$25.59	$21.34
Number of accumulation units outstanding at end of period	52	52	52	52	52	52	52	52	52	349
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$31.28	$25.02	$28.22	$25.01	$21.43	$23.04	$20.82	$14.93	$12.80	$13.24
Value at end of period	$37.09	$31.28	$25.02	$28.22	$25.01	$21.43	$23.04	$20.82	$14.93	$12.80
Number of accumulation units outstanding at end of period	1,805	1,878	2,015	2,697	1,611	2,087	2,301	3,429	2,399	3,618
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$90.85	$67.20	$70.54	$56.03	$55.42	$53.39	$49.80	$35.95	$37.16
Value at end of period	$127.85	$90.85	$67.20	$70.54	$56.03	$55.42	$53.39	$49.80	$35.95
Number of accumulation units outstanding at end of period	2,160	2,255	2,248	2,675	2,234	2,505	2,385	4,139	4,068
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.05	$15.72	$17.56	$15.69	$14.39	$15.45	$14.45	$11.31	$10.05	$10.17
Value at end of period	$22.56	$20.05	$15.72	$17.56	$15.69	$14.39	$15.45	$14.45	$11.31	$10.05
Number of accumulation units outstanding at end of period	18,930	20,546	20,605	20,841	21,064	19,820	20,588	21,051	26,602	27,418
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$67.08	$55.35	$55.62	$47.50	$45.94	$46.18	$43.05	$36.24	$32.27	$32.12
Value at end of period	$75.80	$67.08	$55.35	$55.62	$47.50	$45.94	$46.18	$43.05	$36.24	$32.27
Number of accumulation units outstanding at end of period	99	99	99	96	90	84	79	72	64	58
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$66.69	$49.79	$50.58	$40.15	$36.15	$35.15	$31.60	$24.15	$20.82	$21.37
Value at end of period	$78.76	$66.69	$49.79	$50.58	$40.15	$36.15	$35.15	$31.60	$24.15	$20.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$29.88	$27.59	$28.19	$27.52	$27.17	$27.42	$26.43	$26.78	$25.00	$23.69
Value at end of period	$32.64	$29.88	$27.59	$28.19	$27.52	$27.17	$27.42	$26.43	$26.78	$25.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	11
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$37.65	$29.52	$32.06	$25.53	$25.30	$26.19	$24.66	$19.43	$16.36	$19.19
Value at end of period	$44.69	$37.65	$29.52	$32.06	$25.53	$25.30	$26.19	$24.66	$19.43	$16.36
Number of accumulation units outstanding at end of period	166	166	166	161	150	138	130	119	103	91
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during April 2018)
Value at beginning of period	$11.90	$9.96	$11.64
Value at end of period	$12.76	$11.90	$9.96
Number of accumulation units outstanding at end of period	54	54	54
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.76	$18.45	$22.42	$20.66	$16.57	$17.38	$16.73	$12.49	$10.88	$11.21
Value at end of period	$22.93	$22.76	$18.45	$22.42	$20.66	$16.57	$17.38	$16.73	$12.49	$10.88
Number of accumulation units outstanding at end of period	1,003	1,003	1,014	2,762	2,762	2,762	3,247	4,802	4,468	4,895

CFI 222

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.86	$20.51	$24.42	$23.12	$20.09	$21.12	$19.16	$14.87	$13.13	$13.84
Value at end of period	$25.19	$24.86	$20.51	$24.42	$23.12	$20.09	$21.12	$19.16	$14.87	$13.13
Number of accumulation units outstanding at end of period	14,215	14,058	14,808	15,465	15,650	18,936	20,181	30,453	33,973	32,890
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.64	$10.22	$10.22	$10.08	$10.00
Value at end of period	$10.83	$10.64	$10.22	$10.22	$10.08
Number of accumulation units outstanding at end of period	1,721	1,797	1,857	1,543	352
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during September 2013)
Value at beginning of period	$11.02	$10.23	$10.35	$10.16	$10.04	$10.16	$9.72	$9.59
Value at end of period	$11.85	$11.02	$10.23	$10.35	$10.16	$10.04	$10.16	$9.72
Number of accumulation units outstanding at end of period	14,559	18,534	10,183	9,262	5,484	3,341	2,039	26
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$24.10	$19.41	$20.88	$17.84	$16.42	$16.71	$15.32	$11.24	$10.26	$10.70
Value at end of period	$28.41	$24.10	$19.41	$20.88	$17.84	$16.42	$16.71	$15.32	$11.24	$10.26
Number of accumulation units outstanding at end of period	979	1,373	2,142	2,023	2,462	2,221	5,341	5,833	4,854	4,487
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$20.32	$17.01	$17.94	$16.04	$15.33	$15.59	$14.60	$12.70	$11.54	$11.89
Value at end of period	$23.35	$20.32	$17.01	$17.94	$16.04	$15.33	$15.59	$14.60	$12.70	$11.54
Number of accumulation units outstanding at end of period	16,196	17,022	17,713	18,634	16,100	20,290	24,850	27,678	27,189	28,289
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.71	$14.66	$15.16	$14.79	$14.23	$14.79	$14.51	$16.17	$15.04	$13.63
Value at end of period	$17.35	$15.71	$14.66	$15.16	$14.79	$14.23	$14.79	$14.51	$16.17	$15.04
Number of accumulation units outstanding at end of period	13,500	12,539	12,956	15,300	15,969	27,094	46,379	55,660	71,972	60,243
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.40	$18.91	$19.79	$18.66	$16.53	$17.40	$17.59	$15.88	$13.84	$14.24
Value at end of period	$21.68	$21.40	$18.91	$19.79	$18.66	$16.53	$17.40	$17.59	$15.88	$13.84
Number of accumulation units outstanding at end of period	4,206	4,829	5,042	5,207	4,350	5,350	10,615	9,883	10,629	11,298
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during November 2015)
Value at beginning of period	$10.63	$10.05	$10.11	$9.93	$9.92	$9.93
Value at end of period	$11.36	$10.63	$10.05	$10.11	$9.93	$9.92
Number of accumulation units outstanding at end of period	6,306	5,111	4,441	4,029	4,019	20
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.12	$21.23	$21.21	$20.96	$19.96	$21.09	$21.00	$20.78	$18.16	$18.81
Value at end of period	$19.96	$21.12	$21.23	$21.21	$20.96	$19.96	$21.09	$21.00	$20.78	$18.16
Number of accumulation units outstanding at end of period	25,636	29,115	36,745	38,657	39,037	42,109	65,422	66,852	68,596	67,553
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during April 2018)
Value at beginning of period	$12.65	$10.19	$12.63
Value at end of period	$15.05	$12.65	$10.19
Number of accumulation units outstanding at end of period	576	544	527
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$4.59	$3.25	$3.75	$3.46	$2.40	$3.30	$3.65	$7.60	$8.74	$10.92
Value at end of period	$2.75	$4.59	$3.25	$3.75	$3.46	$2.40	$3.30	$3.65	$7.60	$8.74
Number of accumulation units outstanding at end of period	0	8,640	10,836	15,897	12,875	18,063	16,628	6,316	5,006	1,517

CFI 223

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.93
Value at end of period	$20.59
Number of accumulation units outstanding at end of period	6,168
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$33.51	$28.46	$30.90	$27.24	$25.56	$26.35	$25.09	$21.75	$19.36	$19.84
Value at end of period	$36.72	$33.51	$28.46	$30.90	$27.24	$25.56	$26.35	$25.09	$21.75	$19.36
Number of accumulation units outstanding at end of period	73,930	82,083	97,417	105,040	122,545	135,116	154,393	169,655	196,779	198,845
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$14.70	$11.56	$12.55	$10.63	$9.62	$10.01
Value at end of period	$16.26	$14.70	$11.56	$12.55	$10.63	$9.62
Number of accumulation units outstanding at end of period	6,937	7,598	6,559	4,968	4,392	632
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.38	$14.42	$14.88	$13.73	$13.06	$13.81	$13.91	$14.66	$13.74	$13.40
Value at end of period	$16.60	$15.38	$14.42	$14.88	$13.73	$13.06	$13.81	$13.91	$14.66	$13.74
Number of accumulation units outstanding at end of period	16,440	17,624	17,940	19,592	21,310	22,828	26,545	28,242	35,970	36,903
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.98	$10.79	$11.97	$9.79	$9.34	$10.01
Value at end of period	$12.72	$12.98	$10.79	$11.97	$9.79	$9.34
Number of accumulation units outstanding at end of period	54,607	60,395	65,850	73,907	75,921	94,031
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$12.49	$10.68	$11.64	$10.24	$9.70	$10.52
Value at end of period	$14.34	$12.49	$10.68	$11.64	$10.24	$9.70
Number of accumulation units outstanding at end of period	2,344	2,452	543	141	132	11
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during September 2016)
Value at beginning of period	$11.67	$11.22	$11.26	$11.22	$11.39
Value at end of period	$11.97	$11.67	$11.22	$11.26	$11.22
Number of accumulation units outstanding at end of period	166	88	161	151	32
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.93	$12.83	$12.78	$12.85	$12.97	$13.12	$13.27	$13.42	$13.57	$13.72
Value at end of period	$12.82	$12.93	$12.83	$12.78	$12.85	$12.97	$13.12	$13.27	$13.42	$13.57
Number of accumulation units outstanding at end of period	86,164	85,283	123,818	114,515	109,340	120,305	96,843	100,988	105,952	128,666
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$37.65	$29.55	$31.29	$26.30	$24.24	$24.87	$22.72	$17.59	$15.37	$15.59
Value at end of period	$43.64	$37.65	$29.55	$31.29	$26.30	$24.24	$24.87	$22.72	$17.59	$15.37
Number of accumulation units outstanding at end of period	214,874	230,170	246,003	289,296	320,154	343,657	382,886	425,042	454,739	499,693
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.88	$13.41
Value at end of period	$14.54	$13.88
Number of accumulation units outstanding at end of period	9,294	6,748
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.39	$19.66	$20.54	$19.57	$17.27	$17.83	$17.83	$17.08	$15.15	$14.67
Value at end of period	$23.38	$22.39	$19.66	$20.54	$19.57	$17.27	$17.83	$17.83	$17.08	$15.15
Number of accumulation units outstanding at end of period	21	21	3,545	4,107	3,964	3,694	4,586	8,821	9,506	8,502

CFI 224

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$51.14	$39.77	$43.18	$35.04	$32.14	$32.24	$28.65	$21.80	$19.27	$19.51
Value at end of period	$58.59	$51.14	$39.77	$43.18	$35.04	$32.14	$32.24	$28.65	$21.80	$19.27
Number of accumulation units outstanding at end of period	70,710	81,163	80,102	93,928	97,140	101,286	117,304	127,320	143,894	150,031
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$50.40	$40.12	$47.38	$42.20	$36.13	$37.21	$34.36	$25.83	$22.20	$22.72
Value at end of period	$53.93	$50.40	$40.12	$47.38	$42.20	$36.13	$37.21	$34.36	$25.83	$22.20
Number of accumulation units outstanding at end of period	36,143	39,404	41,080	52,009	56,452	61,851	72,725	80,268	91,276	96,922
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.35	$29.36	$33.90	$31.20	$24.79	$25.91	$24.85	$17.62	$15.86	$16.16
Value at end of period	$36.83	$35.35	$29.36	$33.90	$31.20	$24.79	$25.91	$24.85	$17.62	$15.86
Number of accumulation units outstanding at end of period	18,714	20,778	22,673	28,254	29,279	33,713	36,842	43,182	46,081	51,154
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.97	$23.92	$24.33	$23.43	$22.71	$22.84	$21.66	$21.94	$20.28	$19.08
Value at end of period	$27.68	$25.97	$23.92	$24.33	$23.43	$22.71	$22.84	$21.66	$21.94	$20.28
Number of accumulation units outstanding at end of period	50,087	62,674	71,117	78,843	73,198	74,871	66,216	74,832	84,220	95,720
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.20	$9.33	$10.94	$8.87	$8.89	$9.08	$9.76	$8.13	$6.93	$7.98
Value at end of period	$11.95	$11.20	$9.33	$10.94	$8.87	$8.89	$9.08	$9.76	$8.13	$6.93
Number of accumulation units outstanding at end of period	20,172	22,925	22,402	23,852	23,379	27,551	33,954	33,557	31,983	34,769
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$31.00	$23.62	$24.26	$18.91	$18.40	$17.50	$15.58	$12.03	$10.31	$10.31
Value at end of period	$40.11	$31.00	$23.62	$24.26	$18.91	$18.40	$17.50	$15.58	$12.03	$10.31
Number of accumulation units outstanding at end of period	64,806	66,223	76,180	80,809	88,653	102,987	115,973	56,001	71,806	69,383
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$18.22	$14.73	$16.16	$14.40	$12.79	$13.54	$12.44	$9.62	$8.48	$8.29
Value at end of period	$19.14	$18.22	$14.73	$16.16	$14.40	$12.79	$13.54	$12.44	$9.62	$8.48
Number of accumulation units outstanding at end of period	105,672	114,772	122,402	126,078	128,594	145,577	161,541	135,644	117,329	133,935
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$39.34	$30.77	$33.64	$27.20	$25.65	$25.82	$23.99	$18.39	$16.29	$16.56
Value at end of period	$54.89	$39.34	$30.77	$33.64	$27.20	$25.65	$25.82	$23.99	$18.39	$16.29
Number of accumulation units outstanding at end of period	17,187	18,129	21,339	24,643	17,315	16,101	16,123	17,142	11,039	10,829
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during February 2018)
Value at beginning of period	$12.94	$10.50	$14.11
Value at end of period	$14.81	$12.94	$10.50
Number of accumulation units outstanding at end of period	1,954	1,920	1,885
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$45.49	$33.88	$34.60	$26.67	$25.31	$23.80	$21.28	$16.31	$14.41	$13.99
Value at end of period	$62.27	$45.49	$33.88	$34.60	$26.67	$25.31	$23.80	$21.28	$16.31	$14.41
Number of accumulation units outstanding at end of period	4,390	4,060	5,516	3,027	1,918	2,050	1,126	791	1,702	1,267
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.23	$19.43	$20.36	$16.80	$15.32	$15.18	$13.60	$10.42	$9.12	$8.99
Value at end of period	$30.39	$25.23	$19.43	$20.36	$16.80	$15.32	$15.18	$13.60	$10.42	$9.12
Number of accumulation units outstanding at end of period	25,964	19,234	19,597	22,888	24,417	25,174	20,663	11,912	12,216	14,574
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$29.64	$23.87	$25.92	$23.16	$20.32	$21.36	$19.25	$14.82	$12.93	$13.00
Value at end of period	$29.65	$29.64	$23.87	$25.92	$23.16	$20.32	$21.36	$19.25	$14.82	$12.93
Number of accumulation units outstanding at end of period	4,172	4,204	4,611	4,114	3,591	4,712	3,538	3,102	2,994	3,843

CFI 225

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$40.87	$30.73	$32.85	$26.72	$25.31	$25.80	$23.49	$17.62	$15.43	$15.96
Value at end of period	$54.35	$40.87	$30.73	$32.85	$26.72	$25.31	$25.80	$23.49	$17.62	$15.43
Number of accumulation units outstanding at end of period	4,080	4,216	5,448	5,112	5,114	5,383	5,358	5,915	5,821	6,393
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.35	$18.96	$21.15	$18.13	$16.17	$16.84	$15.11	$11.39	$9.84	$10.15
Value at end of period	$28.09	$24.35	$18.96	$21.15	$18.13	$16.17	$16.84	$15.11	$11.39	$9.84
Number of accumulation units outstanding at end of period	9,563	12,090	21,380	28,967	27,109	27,444	14,969	8,906	5,536	5,342
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.35	$18.87	$21.51	$19.05	$15.91	$16.86	$16.25	$11.85	$10.33	$10.87
Value at end of period	$27.60	$23.35	$18.87	$21.51	$19.05	$15.91	$16.86	$16.25	$11.85	$10.33
Number of accumulation units outstanding at end of period	3,757	4,035	4,120	7,044	7,973	8,727	5,633	3,982	2,358	1,150
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.17	$18.64	$22.42	$19.10	$17.04	$17.39	$16.66	$12.12	$10.64	$10.67
Value at end of period	$28.94	$23.17	$18.64	$22.42	$19.10	$17.04	$17.39	$16.66	$12.12	$10.64
Number of accumulation units outstanding at end of period	7,188	9,055	10,927	14,792	13,773	14,194	11,729	13,161	14,332	12,436
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$67.14	$53.81	$64.68	$58.79	$47.77	$48.71	$46.25	$33.96	$30.00	$31.12
Value at end of period	$74.52	$67.14	$53.81	$64.68	$58.79	$47.77	$48.71	$46.25	$33.96	$30.00
Number of accumulation units outstanding at end of period	16,113	17,489	20,180	25,857	28,935	31,925	33,044	35,704	38,603	45,379
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$19.00	$16.27	$17.46	$15.32	$14.63	$14.82	$14.20	$12.34	$11.01	$11.49
Value at end of period	$21.32	$19.00	$16.27	$17.46	$15.32	$14.63	$14.82	$14.20	$12.34	$11.01
Number of accumulation units outstanding at end of period	42,956	36,704	58,187	56,073	56,298	46,601	45,440	47,337	54,189	57,495
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.68	$17.15	$18.93	$16.03	$15.27	$15.52	$14.85	$12.48	$10.97	$11.64
Value at end of period	$23.40	$20.68	$17.15	$18.93	$16.03	$15.27	$15.52	$14.85	$12.48	$10.97
Number of accumulation units outstanding at end of period	31,031	33,595	37,582	37,089	39,237	42,756	54,985	55,103	61,812	65,899
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.43	$17.50	$19.72	$16.45	$15.64	$15.97	$15.23	$12.48	$10.93	$11.66
Value at end of period	$24.63	$21.43	$17.50	$19.72	$16.45	$15.64	$15.97	$15.23	$12.48	$10.93
Number of accumulation units outstanding at end of period	20,166	21,949	26,573	29,481	30,756	29,786	30,011	31,884	36,531	31,149
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$21.38	$17.37	$19.65	$16.33	$15.52	$15.84	$15.08	$12.35	$10.81	$11.72
Value at end of period	$24.52	$21.38	$17.37	$19.65	$16.33	$15.52	$15.84	$15.08	$12.35	$10.81
Number of accumulation units outstanding at end of period	5,204	3,953	4,638	13,917	12,632	7,268	8,819	8,037	863	231
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$15.78	$13.36	$14.48	$12.77	$12.15	$12.34	$11.74	$10.27	$9.98
Value at end of period	$17.61	$15.78	$13.36	$14.48	$12.77	$12.15	$12.34	$11.74	$10.27
Number of accumulation units outstanding at end of period	157	56	918	435	21	216	295	295	61
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.58	$14.83	$15.47	$14.32	$13.86	$14.01	$13.40	$12.67	$11.68	$11.77
Value at end of period	$18.35	$16.58	$14.83	$15.47	$14.32	$13.86	$14.01	$13.40	$12.67	$11.68
Number of accumulation units outstanding at end of period	4,909	13,053	17,622	22,366	26,561	23,985	887	219	20	5
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.83	$13.05	$13.79	$12.65	$12.08	$12.27	$11.76	$10.86	$9.81	$9.99
Value at end of period	$16.33	$14.83	$13.05	$13.79	$12.65	$12.08	$12.27	$11.76	$10.86	$9.81
Number of accumulation units outstanding at end of period	4,118	4,092	4,306	1,338	604	705	4,542	5,220	486	219

CFI 226

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$27.54	$24.26	$25.57	$23.40	$22.40	$22.70	$21.54	$19.44	$17.51	$17.40
Value at end of period	$30.07	$27.54	$24.26	$25.57	$23.40	$22.40	$22.70	$21.54	$19.44	$17.51
Number of accumulation units outstanding at end of period	7,687	7,891	12,068	10,516	10,403	12,797	14,122	21,406	21,690	20,625
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$30.99	$25.52	$28.16	$24.17	$22.86	$23.40	$22.21	$18.36	$16.15	$16.83
Value at end of period	$35.05	$30.99	$25.52	$28.16	$24.17	$22.86	$23.40	$22.21	$18.36	$16.15
Number of accumulation units outstanding at end of period	22,164	23,558	35,556	38,420	38,386	39,710	38,786	43,378	46,658	48,132
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$29.05	$24.64	$26.53	$23.44	$22.23	$22.62	$21.45	$18.61	$16.57	$16.86
Value at end of period	$32.37	$29.05	$24.64	$26.53	$23.44	$22.23	$22.62	$21.45	$18.61	$16.57
Number of accumulation units outstanding at end of period	24,085	24,161	31,734	30,071	31,555	31,748	31,918	34,271	40,863	45,610
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.23	$12.36	$12.54	$12.29	$12.15	$12.26	$11.73	$12.18	$11.86	$11.19
Value at end of period	$14.02	$13.23	$12.36	$12.54	$12.29	$12.15	$12.26	$11.73	$12.18	$11.86
Number of accumulation units outstanding at end of period	11,443	7,717	4,369	6,168	4,370	10,202	9,635	9,873	9,868	13,009
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$32.35	$24.96	$26.47	$22.04	$19.97	$19.98	$19.37
Value at end of period	$37.77	$32.35	$24.96	$26.47	$22.04	$19.97	$19.98
Number of accumulation units outstanding at end of period	9,268	8,120	6,804	9,005	8,700	4,351	2,678
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.57	$31.41	$37.09	$33.77	$27.53	$28.34	$25.49	$19.63	$17.07	$17.83
Value at end of period	$41.52	$40.57	$31.41	$37.09	$33.77	$27.53	$28.34	$25.49	$19.63	$17.07
Number of accumulation units outstanding at end of period	2,217	2,217	2,526	3,244	3,307	2,612	3,277	4,012	4,240	4,083
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$49.73	$36.32	$37.45	$29.55	$28.37	$30.22	$29.30	$21.35	$18.05	$17.86
Value at end of period	$65.51	$49.73	$36.32	$37.45	$29.55	$28.37	$30.22	$29.30	$21.35	$18.05
Number of accumulation units outstanding at end of period	10,086	12,037	11,701	15,448	15,776	17,597	28,354	30,410	32,483	33,084
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.38	$13.28	$14.69	$13.41	$13.45	$13.80	$12.24	$11.91	$9.56	$10.19
Value at end of period	$15.41	$16.38	$13.28	$14.69	$13.41	$13.45	$13.80	$12.24	$11.91	$9.56
Number of accumulation units outstanding at end of period	15,705	18,627	20,888	24,247	26,424	27,479	29,076	29,207	35,252	37,422
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.88	$16.48	$18.05	$17.36	$16.85	$16.56	$12.89	$12.78	$11.19	$10.34
Value at end of period	$19.29	$20.88	$16.48	$18.05	$17.36	$16.85	$16.56	$12.89	$12.78	$11.19
Number of accumulation units outstanding at end of period	10,674	10,396	12,570	18,588	18,555	24,210	27,853	17,160	20,139	17,146
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$44.12	$33.54	$37.29	$31.02	$28.95	$28.43	$25.50	$19.14	$17.25	$18.30
Value at end of period	$52.97	$44.12	$33.54	$37.29	$31.02	$28.95	$28.43	$25.50	$19.14	$17.25
Number of accumulation units outstanding at end of period	1,107	1,110	1,117	2,827	2,596	1,172	1,183	1,291	2,574	2,026
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.65	$16.54	$20.34	$18.55	$15.17	$15.81	$15.33	$11.08	$9.81	$10.20
Value at end of period	$21.28	$19.65	$16.54	$20.34	$18.55	$15.17	$15.81	$15.33	$11.08	$9.81
Number of accumulation units outstanding at end of period	687	687	778	3,591	2,760	3,488	5,031	6,320	5,698	7,856
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$27.89	$22.53	$26.02	$22.36	$19.20	$20.66	$19.15	$14.35	$12.23	$12.64
Value at end of period	$27.44	$27.89	$22.53	$26.02	$22.36	$19.20	$20.66	$19.15	$14.35	$12.23
Number of accumulation units outstanding at end of period	4,523	4,972	4,907	5,184	5,193	8,562	15,378	17,445	13,728	17,880

CFI 227

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.01	$20.23	$22.60	$20.61	$18.09	$18.68	$17.35	$14.04	$12.59	$12.88
Value at end of period	$26.11	$24.01	$20.23	$22.60	$20.61	$18.09	$18.68	$17.35	$14.04	$12.59
Number of accumulation units outstanding at end of period	70,401	73,202	73,714	80,189	81,709	82,742	94,289	90,749	127,399	106,340
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.98	$20.26	$23.71	$21.06	$17.76	$18.51	$17.01	$12.85	$11.35	$11.73
Value at end of period	$25.41	$24.98	$20.26	$23.71	$21.06	$17.76	$18.51	$17.01	$12.85	$11.35
Number of accumulation units outstanding at end of period	14,661	14,465	20,913	13,058	10,817	12,872	13,222	13,559	15,545	18,508
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$29.76	$22.84	$26.62	$19.73	$19.91	$19.34	$19.12	$15.22	$12.65	$13.93
Value at end of period	$37.59	$29.76	$22.84	$26.62	$19.73	$19.91	$19.34	$19.12	$15.22	$12.65
Number of accumulation units outstanding at end of period	122,531	132,674	140,357	161,100	172,851	186,090	216,109	215,983	253,995	257,763
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.82	$22.90	$27.83	$19.69	$17.63	$21.18	$21.23	$22.78	$19.35	$23.95
Value at end of period	$39.33	$29.82	$22.90	$27.83	$19.69	$17.63	$21.18	$21.23	$22.78	$19.35
Number of accumulation units outstanding at end of period	7,564	6,881	9,300	17,431	15,440	14,433	13,740	9,542	12,463	12,805
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$41.03	$32.89	$37.89	$33.70	$29.72	$31.01	$27.28	$20.98	$17.68	$17.56
Value at end of period	$40.67	$41.03	$32.89	$37.89	$33.70	$29.72	$31.01	$27.28	$20.98	$17.68
Number of accumulation units outstanding at end of period	2,180	2,140	3,439	3,896	3,669	5,229	7,203	6,952	5,259	8,575
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.65	$26.93	$30.45	$26.65	$22.17	$23.29	$21.74	$15.83	$13.49	$13.83
Value at end of period	$38.68	$33.65	$26.93	$30.45	$26.65	$22.17	$23.29	$21.74	$15.83	$13.49
Number of accumulation units outstanding at end of period	2,315	1,991	1,819	4,791	4,533	4,286	6,156	4,226	3,704	3,436
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$32.41	$26.37	$26.54	$23.32	$21.83	$20.99	$18.93	$15.67	$13.85	$13.61
Value at end of period	$37.80	$32.41	$26.37	$26.54	$23.32	$21.83	$20.99	$18.93	$15.67	$13.85
Number of accumulation units outstanding at end of period	88,209	88,304	89,402	93,736	93,326	103,569	141,731	156,090	158,166	150,227
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$39.59	$29.19	$30.52	$24.73	$23.29	$23.10	$20.89	$15.63	$13.62	$14.31
Value at end of period	$51.61	$39.59	$29.19	$30.52	$24.73	$23.29	$23.10	$20.89	$15.63	$13.62
Number of accumulation units outstanding at end of period	62,844	68,222	71,130	77,992	84,448	92,505	119,142	122,394	142,654	140,452
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$34.77	$27.82	$31.04	$27.01	$23.00	$24.99	$23.53	$18.35	$15.83	$16.16
Value at end of period	$34.70	$34.77	$27.82	$31.04	$27.01	$23.00	$24.99	$23.53	$18.35	$15.83
Number of accumulation units outstanding at end of period	12,269	13,468	18,132	20,033	18,968	21,034	23,396	21,904	20,758	22,183
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$70.58	$54.57	$55.81	$42.26	$42.11	$38.44	$35.78	$25.99	$22.11	$22.61
Value at end of period	$95.36	$70.58	$54.57	$55.81	$42.26	$42.11	$38.44	$35.78	$25.99	$22.11
Number of accumulation units outstanding at end of period	26,907	29,184	33,466	33,984	34,029	35,776	45,585	47,876	59,756	57,193
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.84	$16.52	$19.46	$15.39	$15.28	$15.60	$15.96	$14.12	$12.03	$13.88
Value at end of period	$23.59	$20.84	$16.52	$19.46	$15.39	$15.28	$15.60	$15.96	$14.12	$12.03
Number of accumulation units outstanding at end of period	1,979	1,974	2,698	3,255	3,206	3,785	3,806	4,228	4,608	7,376
WANGER INTERNATIONAL
Value at beginning of period	$15.84	$12.33	$15.15	$11.53	$11.83	$11.96	$12.65	$10.46	$8.70	$10.31
Value at end of period	$17.91	$15.84	$12.33	$15.15	$11.53	$11.83	$11.96	$12.65	$10.46	$8.70
Number of accumulation units outstanding at end of period	5,901	6,049	8,154	8,302	8,738	8,909	26,038	26,026	26,469	25,330

CFI 228

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WANGER SELECT
Value at beginning of period	$32.86	$25.71	$29.69	$23.71	$21.16	$21.35	$20.94	$15.74	$13.44	$16.51
Value at end of period	$41.14	$32.86	$25.71	$29.69	$23.71	$21.16	$21.35	$20.94	$15.74	$13.44
Number of accumulation units outstanding at end of period	8,320	8,673	8,835	9,618	9,852	13,834	20,798	21,640	26,435	30,529
WANGER USA
Value at beginning of period	$36.96	$28.52	$29.28	$24.77	$22.03	$22.43	$21.65	$16.37	$13.80	$14.47
Value at end of period	$45.39	$36.96	$28.52	$29.28	$24.77	$22.03	$22.43	$21.65	$16.37	$13.80
Number of accumulation units outstanding at end of period	4,168	5,083	7,818	5,703	5,964	5,599	6,329	10,367	9,829	11,033
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during August 2018)
Value at beginning of period	$16.29	$13.06	$16.33
Value at end of period	$20.69	$16.29	$13.06
Number of accumulation units outstanding at end of period	1,055	966	967
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$51.12	$40.39	$47.36	$43.14	$33.86	$35.88	$33.81	$24.77	$22.09	$22.83
Value at end of period	$51.12	$51.12	$40.39	$47.36	$43.14	$33.86	$35.88	$33.81	$24.77	$22.09
Number of accumulation units outstanding at end of period	16,123	16,902	18,518	19,874	20,904	29,857	31,542	33,256	32,602	33,566

TABLE 27
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during June 2011)
Value at beginning of period	$33.95	$25.66	$26.41	$20.97	$20.81	$20.55	$19.85	$14.91	$13.14	$13.48
Value at end of period	$45.54	$33.95	$25.66	$26.41	$20.97	$20.81	$20.55	$19.85	$14.91	$13.14
Number of accumulation units outstanding at end of period	918	918	918	910	976	1,039	1,684	273	184	14
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$28.39	$21.59	$21.33	$16.74	$15.74	$16.00	$14.20	$11.70	$10.65	$10.98
Value at end of period	$37.27	$28.39	$21.59	$21.33	$16.74	$15.74	$16.00	$14.20	$11.70	$10.65
Number of accumulation units outstanding at end of period	3,381	3,226	2,373	2,165	3,856	3,116	2,815	985	8,074	7,014
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$23.86	$19.28	$20.59	$17.12	$15.85	$16.51	$15.31	$11.95	$11.03	$10.95
Value at end of period	$26.87	$23.86	$19.28	$20.59	$17.12	$15.85	$16.51	$15.31	$11.95	$11.03
Number of accumulation units outstanding at end of period	2,246	2,003	1,766	1,448	2,524	2,369	4,153	3,841	3,115	1,773
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.50	$11.73	$12.18	$11.96	$11.56	$11.95	$11.78	$13.12	$12.45	$11.15
Value at end of period	$13.62	$12.50	$11.73	$12.18	$11.96	$11.56	$11.95	$11.78	$13.12	$12.45
Number of accumulation units outstanding at end of period	2,349	1,203	992	1,614	2,690	2,459	6,780	6,138	6,101	1,741
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during December 2015)
Value at beginning of period	$11.78	$10.16	$11.07	$9.81	$9.29	$9.50
Value at end of period	$12.02	$11.78	$10.16	$11.07	$9.81	$9.29
Number of accumulation units outstanding at end of period	962	831	1,151	876	200	4,717

CFI 229

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$22.81	$18.09	$19.62	$16.10	$14.49	$14.19	$13.19	$10.15	$8.77	$9.05
Value at end of period	$25.89	$22.81	$18.09	$19.62	$16.10	$14.49	$14.19	$13.19	$10.15	$8.77
Number of accumulation units outstanding at end of period	8,129	13,233	13,257	13,379	16,921	14,173	12,391	2,518	1,918	213
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$20.53	$15.89	$17.81	$14.21	$13.60	$13.41	$13.33	$10.43	$8.65	$10.22
Value at end of period	$27.89	$20.53	$15.89	$17.81	$14.21	$13.60	$13.41	$13.33	$10.43	$8.65
Number of accumulation units outstanding at end of period	667	622	562	591	1,645	1,327	662	0	531	1,858
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.57	$11.77	$11.93	$11.70	$11.52	$11.63	$11.16	$11.52	$11.01	$10.46
Value at end of period	$13.75	$12.57	$11.77	$11.93	$11.70	$11.52	$11.63	$11.16	$11.52	$11.01
Number of accumulation units outstanding at end of period	3,062	1,477	1,389	1,289	2,327	3,003	2,986	22,868	18,837	14,561
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$35.08	$27.72	$28.91	$23.20	$21.65	$20.81	$19.27	$14.58	$12.24	$13.02
Value at end of period	$47.76	$35.08	$27.72	$28.91	$23.20	$21.65	$20.81	$19.27	$14.58	$12.24
Number of accumulation units outstanding at end of period	15,372	20,066	19,513	18,442	23,404	22,312	32,217	20,739	30,223	28,207
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$30.13	$24.30	$25.36	$21.36	$19.07	$19.35	$17.62	$13.52	$12.17	$11.51
Value at end of period	$32.06	$30.13	$24.30	$25.36	$21.36	$19.07	$19.35	$17.62	$13.52	$12.17
Number of accumulation units outstanding at end of period	3,547	4,217	7,923	7,181	6,113	7,411	21,359	14,258	26,045	27,001
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during February 2011)
Value at beginning of period	$21.15	$18.54	$23.05	$20.92	$17.06	$19.27	$17.77	$12.45	$10.82	$12.48
Value at end of period	$21.71	$21.15	$18.54	$23.05	$20.92	$17.06	$19.27	$17.77	$12.45	$10.82
Number of accumulation units outstanding at end of period	98	114	10	9	4,336	3,080	8,416	4,336	1,930	766
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2012)
Value at beginning of period	$24.52	$19.91	$23.34	$20.38	$17.85	$18.84	$17.19	$12.02	$11.18
Value at end of period	$26.66	$24.52	$19.91	$23.34	$20.38	$17.85	$18.84	$17.19	$12.02
Number of accumulation units outstanding at end of period	691	902	804	709	359	720	460	7	19
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.06	$11.01	$12.50	$9.66	$10.82	$11.39	$11.64	$9.41	$7.60	$8.29
Value at end of period	$14.94	$14.06	$11.01	$12.50	$9.66	$10.82	$11.39	$11.64	$9.41	$7.60
Number of accumulation units outstanding at end of period	386	658	677	620	2,348	3,387	5,489	1,254	1,018	3,035
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during February 2016)
Value at beginning of period	$14.25	$11.31	$12.02	$10.41	$8.61
Value at end of period	$14.99	$14.25	$11.31	$12.02	$10.41
Number of accumulation units outstanding at end of period	445	118	6,270	4,958	2,675
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$15.21	$12.28	$11.52	$9.34	$10.06	$10.92
Value at end of period	$17.95	$15.21	$12.28	$11.52	$9.34	$10.06
Number of accumulation units outstanding at end of period	2,865	1,672	1,457	880	523	1,395
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$32.30	$26.28	$27.33	$24.70	$23.17	$23.98	$22.14	$18.99	$17.39	$16.83
Value at end of period	$36.79	$32.30	$26.28	$27.33	$24.70	$23.17	$23.98	$22.14	$18.99	$17.39
Number of accumulation units outstanding at end of period	4,519	8,585	8,413	8,521	4,569	5,484	5,362	5,301	9,475	7,707

CFI 230

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$20.18	$15.37	$16.23	$15.34	$14.70	$14.17	$11.02	$10.82	$9.46	$9.27
Value at end of period	$19.36	$20.18	$15.37	$16.23	$15.34	$14.70	$14.17	$11.02	$10.82	$9.46
Number of accumulation units outstanding at end of period	0	742	12	0	610	1,842	2,733	4	0	266
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.89	$9.25	$10.62
Value at end of period	$12.41	$11.89	$9.25
Number of accumulation units outstanding at end of period	4,836	4,827	4,808
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$20.35	$15.68	$18.34	$16.38	$14.55	$15.53	$14.03	$10.51	$9.13	$9.65
Value at end of period	$21.41	$20.35	$15.68	$18.34	$16.38	$14.55	$15.53	$14.03	$10.51	$9.13
Number of accumulation units outstanding at end of period	1,199	1,199	1,200	1,199	1,279	1,262	3,335	177	43	7,981
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$71.97	$55.36	$59.84	$49.69	$46.56	$46.81	$42.32	$32.63	$28.36	$29.45
Value at end of period	$92.85	$71.97	$55.36	$59.84	$49.69	$46.56	$46.81	$42.32	$32.63	$28.36
Number of accumulation units outstanding at end of period	11,285	13,253	13,770	13,982	19,758	19,769	26,143	20,086	45,737	51,767
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.50	$33.75	$37.25	$33.39	$28.63	$30.18	$28.09	$22.19	$19.14	$19.19
Value at end of period	$44.80	$42.50	$33.75	$37.25	$33.39	$28.63	$30.18	$28.09	$22.19	$19.14
Number of accumulation units outstanding at end of period	9,973	11,358	9,312	11,377	13,534	10,376	8,769	12,836	16,005	24,054
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$53.92	$40.63	$41.19	$30.85	$30.97	$29.25	$26.60	$19.74	$17.42	$17.60
Value at end of period	$76.66	$53.92	$40.63	$41.19	$30.85	$30.97	$29.25	$26.60	$19.74	$17.42
Number of accumulation units outstanding at end of period	11,728	11,470	12,033	12,383	13,752	8,963	14,607	13,451	22,372	36,160
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.63	$21.10	$25.07	$19.47	$20.76	$20.27	$22.32	$17.32	$14.52	$17.74
Value at end of period	$30.42	$26.63	$21.10	$25.07	$19.47	$20.76	$20.27	$22.32	$17.32	$14.52
Number of accumulation units outstanding at end of period	3,332	3,342	3,365	3,434	3,646	3,214	3,550	3,602	4,810	10,645
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$38.87	$31.14	$36.18	$33.09	$25.72	$28.11	$28.29	$21.01	$17.96	$18.89
Value at end of period	$40.40	$38.87	$31.14	$36.18	$33.09	$25.72	$28.11	$28.29	$21.01	$17.96
Number of accumulation units outstanding at end of period	2,757	2,958	2,763	2,928	3,406	3,386	1,799	2,564	12,258	15,052
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$94.19	$76.88	$88.57	$66.51	$62.97	$74.16	$78.85	$73.64	$61.68	$76.21
Value at end of period	$109.10	$94.19	$76.88	$88.57	$66.51	$62.97	$74.16	$78.85	$73.64	$61.68
Number of accumulation units outstanding at end of period	2,325	2,171	2,020	1,687	2,638	3,031	4,508	3,113	9,208	8,668
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$23.35	$18.79	$21.60	$19.00	$17.17	$18.16	$17.59	$13.78	$12.64	$13.64
Value at end of period	$13.54	$23.35	$18.79	$21.60	$19.00	$17.17	$18.16	$17.59	$13.78	$12.64
Number of accumulation units outstanding at end of period	0	0	154	148	87	68	44	6	2	0
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$49.47	$37.99	$44.29	$32.80	$33.17	$32.29	$31.95	$25.40	$21.20	$23.39
Value at end of period	$62.39	$49.47	$37.99	$44.29	$32.80	$33.17	$32.29	$31.95	$25.40	$21.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	20	20
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$31.05	$24.85	$28.05	$24.86	$21.32	$22.92	$20.73	$14.88	$12.76	$13.21
Value at end of period	$36.80	$31.05	$24.85	$28.05	$24.86	$21.32	$22.92	$20.73	$14.88	$12.76
Number of accumulation units outstanding at end of period	873	778	687	873	915	1,380	1,945	1,430	2,422	2,454

CFI 231

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$90.50	$66.97	$70.33	$55.90	$55.32	$53.31	$49.76	$35.94	$37.16
Value at end of period	$127.29	$90.50	$66.97	$70.33	$55.90	$55.32	$53.31	$49.76	$35.94
Number of accumulation units outstanding at end of period	774	748	1,589	1,944	1,844	1,315	1,973	1,848	2,143
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.84	$15.57	$17.39	$15.55	$14.27	$15.33	$14.35	$11.24	$9.98	$10.11
Value at end of period	$22.32	$19.84	$15.57	$17.39	$15.55	$14.27	$15.33	$14.35	$11.24	$9.98
Number of accumulation units outstanding at end of period	1,924	2,066	2,230	2,445	5,587	5,044	6,333	5,952	6,178	26,534
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$66.29	$54.73	$55.02	$47.01	$45.49	$45.75	$42.67	$35.94	$32.02	$31.88
Value at end of period	$74.87	$66.29	$54.73	$55.02	$47.01	$45.49	$45.75	$42.67	$35.94	$32.02
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	35	35
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$65.90	$49.23	$50.03	$39.74	$35.79	$34.82	$31.32	$23.95	$20.66	$21.21
Value at end of period	$77.80	$65.90	$49.23	$50.03	$39.74	$35.79	$34.82	$31.32	$23.95	$20.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	677
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$37.21	$29.18	$31.72	$25.27	$25.06	$25.95	$24.45	$19.26	$16.24	$19.05
Value at end of period	$44.14	$37.21	$29.18	$31.72	$25.27	$25.06	$25.95	$24.45	$19.26	$16.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	196
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during December 2020)
Value at beginning of period	$11.91
Value at end of period	$12.73
Number of accumulation units outstanding at end of period	4
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.63	$18.35	$22.31	$20.57	$16.51	$17.32	$16.69	$12.46	$10.86	$11.20
Value at end of period	$22.79	$22.63	$18.35	$22.31	$20.57	$16.51	$17.32	$16.69	$12.46	$10.86
Number of accumulation units outstanding at end of period	0	0	0	0	882	156	42	28	99	42
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.63	$20.33	$24.22	$22.94	$19.95	$20.98	$19.04	$14.79	$13.07	$13.78
Value at end of period	$24.95	$24.63	$20.33	$24.22	$22.94	$19.95	$20.98	$19.04	$14.79	$13.07
Number of accumulation units outstanding at end of period	2,746	2,703	2,624	2,731	3,875	3,419	5,701	3,531	8,401	8,304
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.63	$10.21	$10.21	$10.08	$10.10
Value at end of period	$10.80	$10.63	$10.21	$10.21	$10.08
Number of accumulation units outstanding at end of period	0	11,804	10	0	52
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.98	$10.20	$10.33	$10.14	$10.03	$10.16	$10.00
Value at end of period	$11.80	$10.98	$10.20	$10.33	$10.14	$10.03	$10.16
Number of accumulation units outstanding at end of period	1,977	9,415	8,694	8,489	21,363	20,216	2,113
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$23.94	$19.29	$20.76	$17.74	$16.34	$16.63	$15.26	$11.20	$10.23	$10.68
Value at end of period	$28.20	$23.94	$19.29	$20.76	$17.74	$16.34	$16.63	$15.26	$11.20	$10.23
Number of accumulation units outstanding at end of period	2,234	2,090	1,986	1,836	2,433	1,600	6,221	5,658	6,966	4,825

CFI 232

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$20.13	$16.86	$17.79	$15.91	$15.21	$15.48	$14.51	$12.62	$11.48	$11.83
Value at end of period	$23.12	$20.13	$16.86	$17.79	$15.91	$15.21	$15.48	$14.51	$12.62	$11.48
Number of accumulation units outstanding at end of period	1,189	1,134	1,077	1,920	2,910	3,561	6,576	3,493	8,798	5,744
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2016)
Value at beginning of period	$5.80	$5.23	$6.17	$6.09	$5.89
Value at end of period	$5.76	$5.80	$5.23	$6.17	$6.09
Number of accumulation units outstanding at end of period	397	272	202	135	75
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.59	$14.55	$15.06	$14.70	$14.14	$14.71	$14.44	$16.10	$14.99	$13.58
Value at end of period	$17.20	$15.59	$14.55	$15.06	$14.70	$14.14	$14.71	$14.44	$16.10	$14.99
Number of accumulation units outstanding at end of period	5,321	5,674	5,915	6,242	6,742	9,174	11,378	9,558	15,217	10,898
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.23	$18.78	$19.65	$18.55	$16.43	$17.31	$17.51	$15.81	$13.79	$14.19
Value at end of period	$21.50	$21.23	$18.78	$19.65	$18.55	$16.43	$17.31	$17.51	$15.81	$13.79
Number of accumulation units outstanding at end of period	1,503	1,333	1,743	1,709	2,522	2,624	2,235	675	2,530	2,817
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$10.61	$10.03	$10.10	$9.92	$9.92	$10.00
Value at end of period	$11.32	$10.61	$10.03	$10.10	$9.92	$9.92
Number of accumulation units outstanding at end of period	4,634	4,013	3,628	1,053	239	351
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.96	$21.08	$21.07	$20.83	$19.85	$20.98	$20.90	$20.69	$18.09	$18.75
Value at end of period	$19.79	$20.96	$21.08	$21.07	$20.83	$19.85	$20.98	$20.90	$20.69	$18.09
Number of accumulation units outstanding at end of period	1,662	5,546	7,312	7,923	12,790	13,120	14,893	11,670	16,571	17,776
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$4.57	$3.24	$3.74	$3.45	$2.39	$3.30	$3.64	$7.59	$8.74	$10.89
Value at end of period	$2.74	$4.57	$3.24	$3.74	$3.45	$2.39	$3.30	$3.64	$7.59	$8.74
Number of accumulation units outstanding at end of period	0	8,110	191	192	74	2,716	1,274	728	261	47
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.93
Value at end of period	$20.59
Number of accumulation units outstanding at end of period	581
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$33.12	$28.14	$30.57	$26.96	$25.31	$26.10	$24.87	$21.57	$19.21	$19.70
Value at end of period	$36.27	$33.12	$28.14	$30.57	$26.96	$25.31	$26.10	$24.87	$21.57	$19.21
Number of accumulation units outstanding at end of period	2,397	2,335	2,265	2,335	2,477	2,868	4,596	4,208	7,544	13,186
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.67	$11.54	$12.53	$10.62	$9.62	$9.91
Value at end of period	$16.21	$14.67	$11.54	$12.53	$10.62	$9.62
Number of accumulation units outstanding at end of period	593	558	82	30	30	12
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.26	$14.31	$14.78	$13.64	$12.99	$13.74	$13.71	$14.60	$13.69	$13.36
Value at end of period	$16.47	$15.26	$14.31	$14.78	$13.64	$12.99	$13.74	$13.71	$14.60	$13.69
Number of accumulation units outstanding at end of period	6,441	7,207	7,530	12,220	415	415	10,112	9,248	19,221	30,080

CFI 233

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.94	$10.77	$11.95	$9.78	$9.33	$10.01
Value at end of period	$12.68	$12.94	$10.77	$11.95	$9.78	$9.33
Number of accumulation units outstanding at end of period	5,973	5,915	5,095	5,560	10,213	11,724
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.46	$10.65	$11.62	$10.23	$9.69	$10.29
Value at end of period	$14.29	$12.46	$10.65	$11.62	$10.23	$9.69
Number of accumulation units outstanding at end of period	72	72	71	56	44	19
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$11.62	$11.64
Value at end of period	$11.91	$11.62
Number of accumulation units outstanding at end of period	69	130
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.78	$12.68	$12.64	$12.71	$12.84	$13.00	$13.15	$13.31	$13.47	$13.62
Value at end of period	$12.66	$12.78	$12.68	$12.64	$12.71	$12.84	$13.00	$13.15	$13.31	$13.47
Number of accumulation units outstanding at end of period	41,965	55,847	47,559	41,527	8,319	15,349	41,539	56,621	76,111	78,429
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$37.21	$29.22	$30.95	$26.03	$24.00	$24.64	$22.52	$17.45	$15.25	$15.48
Value at end of period	$43.11	$37.21	$29.22	$30.95	$26.03	$24.00	$24.64	$22.52	$17.45	$15.25
Number of accumulation units outstanding at end of period	20,175	26,088	28,153	28,589	37,437	33,220	38,486	23,419	35,212	35,570
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.83	$13.43
Value at end of period	$14.48	$13.83
Number of accumulation units outstanding at end of period	3,730	9,626
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.23	$19.52	$20.42	$19.45	$17.18	$17.74	$17.75	$17.01	$15.10	$14.63
Value at end of period	$23.20	$22.23	$19.52	$20.42	$19.45	$17.18	$17.74	$17.75	$17.01	$15.10
Number of accumulation units outstanding at end of period	0	0	5,140	5,085	3,680	4,698	2,537	1,544	2,459	3,318
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$50.54	$39.33	$42.72	$34.69	$31.84	$31.95	$28.40	$21.62	$19.12	$19.37
Value at end of period	$57.89	$50.54	$39.33	$42.72	$34.69	$31.84	$31.95	$28.40	$21.62	$19.12
Number of accumulation units outstanding at end of period	8,208	10,396	10,262	9,538	9,427	6,904	8,647	6,699	17,221	22,163
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.86	$39.71	$46.92	$41.81	$35.81	$36.90	$34.09	$25.64	$22.05	$22.57
Value at end of period	$53.33	$49.86	$39.71	$46.92	$41.81	$35.81	$36.90	$34.09	$25.64	$22.05
Number of accumulation units outstanding at end of period	4,590	5,066	5,121	5,226	14,013	11,940	13,239	11,481	16,922	19,580
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.97	$29.06	$33.57	$30.91	$24.57	$25.69	$24.66	$17.49	$15.75	$16.06
Value at end of period	$36.41	$34.97	$29.06	$33.57	$30.91	$24.57	$25.69	$24.66	$17.49	$15.75
Number of accumulation units outstanding at end of period	2,894	3,727	3,923	3,618	13,711	10,284	15,797	17,161	20,625	18,575
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$22.89	$19.56	$20.88	$18.43	$17.46	$17.94	$17.18	$15.80
Value at end of period	$25.52	$22.89	$19.56	$20.88	$18.43	$17.46	$17.94	$17.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	30,062	11,802

CFI 234

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$25.95	$21.46	$23.39	$20.00	$18.78	$19.32	$18.46	$16.50
Value at end of period	$29.26	$25.95	$21.46	$23.39	$20.00	$18.78	$19.32	$18.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	24,273	9,374
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$27.71	$22.52	$24.89	$20.96	$19.63	$20.24	$19.32	$16.83
Value at end of period	$31.62	$27.71	$22.52	$24.89	$20.96	$19.63	$20.24	$19.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	22,937	12,340
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$22.03	$17.84	$19.77	$16.59	$15.56	$16.06	$15.28	$13.32
Value at end of period	$25.06	$22.03	$17.84	$19.77	$16.59	$15.56	$16.06	$15.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	5,473	2,272
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.67	$23.65	$24.06	$23.19	$22.49	$22.63	$21.47	$21.75	$20.13	$18.94
Value at end of period	$27.34	$25.67	$23.65	$24.06	$23.19	$22.49	$22.63	$21.47	$21.75	$20.13
Number of accumulation units outstanding at end of period	14,497	15,579	15,607	14,701	16,267	14,422	12,272	10,601	15,700	23,276
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.14	$9.28	$10.89	$8.83	$8.86	$9.05	$9.73	$8.11	$6.92	$7.97
Value at end of period	$11.88	$11.14	$9.28	$10.89	$8.83	$8.86	$9.05	$9.73	$8.11	$6.92
Number of accumulation units outstanding at end of period	5,766	4,867	4,082	4,149	6,316	3,218	5,231	2,891	5,472	7,185
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$30.86	$23.53	$24.17	$18.85	$18.35	$17.46	$15.55	$12.02	$10.30	$10.31
Value at end of period	$39.91	$30.86	$23.53	$24.17	$18.85	$18.35	$17.46	$15.55	$12.02	$10.30
Number of accumulation units outstanding at end of period	9,321	10,783	13,073	18,993	25,127	28,043	20,826	10,415	9,715	13,040
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$18.09	$14.63	$16.07	$14.32	$12.72	$13.48	$12.39	$9.58	$8.46	$8.27
Value at end of period	$19.00	$18.09	$14.63	$16.07	$14.32	$12.72	$13.48	$12.39	$9.58	$8.46
Number of accumulation units outstanding at end of period	32,110	31,669	31,485	31,725	43,586	39,940	59,904	25,510	33,645	37,806
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$38.98	$30.50	$33.37	$26.99	$25.47	$25.64	$23.84	$18.29	$16.21	$16.49
Value at end of period	$54.35	$38.98	$30.50	$33.37	$26.99	$25.47	$25.64	$23.84	$18.29	$16.21
Number of accumulation units outstanding at end of period	8,674	8,878	8,192	7,164	7,224	4,047	3,967	4,633	5,221	3,291
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during April 2018)
Value at beginning of period	$12.92	$10.49	$13.68
Value at end of period	$14.78	$12.92	$10.49
Number of accumulation units outstanding at end of period	726	631	497
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$45.25	$33.71	$34.46	$26.56	$25.23	$23.73	$21.23	$16.28	$14.39	$13.98
Value at end of period	$61.91	$45.25	$33.71	$34.46	$26.56	$25.23	$23.73	$21.23	$16.28	$14.39
Number of accumulation units outstanding at end of period	680	513	911	773	586	520	541	2,177	1,732	170
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.08	$19.33	$20.26	$16.73	$15.26	$15.13	$13.56	$10.39	$9.10	$8.98
Value at end of period	$30.20	$25.08	$19.33	$20.26	$16.73	$15.26	$15.13	$13.56	$10.39	$9.10
Number of accumulation units outstanding at end of period	6,268	5,516	3,516	2,850	3,452	3,283	7,406	1,061	1,166	4,542

CFI 235

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$29.48	$23.75	$25.81	$23.07	$20.25	$21.30	$19.21	$14.79	$12.91	$12.99
Value at end of period	$29.48	$29.48	$23.75	$25.81	$23.07	$20.25	$21.30	$19.21	$14.79	$12.91
Number of accumulation units outstanding at end of period	48	3	3	3	240	213	959	1,255	1,261	243
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$40.65	$30.58	$32.71	$26.62	$25.22	$25.73	$23.44	$17.58	$15.41	$15.94
Value at end of period	$54.03	$40.65	$30.58	$32.71	$26.62	$25.22	$25.73	$23.44	$17.58	$15.41
Number of accumulation units outstanding at end of period	439	139	113	0	705	609	810	204	212	640
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.21	$18.86	$21.05	$18.05	$16.11	$16.78	$15.07	$11.36	$9.83	$10.13
Value at end of period	$27.91	$24.21	$18.86	$21.05	$18.05	$16.11	$16.78	$15.07	$11.36	$9.83
Number of accumulation units outstanding at end of period	3,102	3,422	1,183	866	3,810	877	3,451	1,589	1,953	579
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.21	$18.77	$21.41	$18.96	$15.85	$16.80	$16.21	$11.82	$10.31	$10.86
Value at end of period	$27.42	$23.21	$18.77	$21.41	$18.96	$15.85	$16.80	$16.21	$11.82	$10.31
Number of accumulation units outstanding at end of period	2,695	4,749	422	392	1,177	1,311	2,515	1,228	1,164	256
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.96	$18.48	$22.24	$18.95	$16.92	$17.28	$16.55	$12.05	$10.59	$10.62
Value at end of period	$28.66	$22.96	$18.48	$22.24	$18.95	$16.92	$17.28	$16.55	$12.05	$10.59
Number of accumulation units outstanding at end of period	1,152	1,405	1,293	1,180	1,754	734	1,205	165	3,787	1,155
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$66.38	$53.23	$64.01	$58.21	$47.33	$48.28	$45.86	$33.69	$29.78	$30.90
Value at end of period	$73.64	$66.38	$53.23	$64.01	$58.21	$47.33	$48.28	$45.86	$33.69	$29.78
Number of accumulation units outstanding at end of period	2,380	3,113	3,091	4,975	5,591	5,618	4,145	3,882	6,230	7,578
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.86	$16.16	$17.35	$15.23	$14.56	$14.74	$14.13	$12.30	$10.97	$11.46
Value at end of period	$21.16	$18.86	$16.16	$17.35	$15.23	$14.56	$14.74	$14.13	$12.30	$10.97
Number of accumulation units outstanding at end of period	20,091	33,659	31,622	30,187	26,491	32,123	35,745	27,845	39,040	60,115
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.53	$17.04	$18.81	$15.94	$15.19	$15.44	$14.79	$12.44	$10.94	$11.60
Value at end of period	$23.21	$20.53	$17.04	$18.81	$15.94	$15.19	$15.44	$14.79	$12.44	$10.94
Number of accumulation units outstanding at end of period	13,665	25,717	27,565	29,242	30,386	30,130	46,020	34,617	44,828	39,426
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.27	$17.38	$19.59	$16.35	$15.55	$15.89	$15.16	$12.43	$10.89	$11.62
Value at end of period	$24.44	$21.27	$17.38	$19.59	$16.35	$15.55	$15.89	$15.16	$12.43	$10.89
Number of accumulation units outstanding at end of period	29,884	36,365	37,835	36,140	33,930	30,948	29,688	22,901	26,985	45,185
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$21.27	$17.29	$19.57	$16.28	$15.48	$15.80	$15.05	$12.33	$10.80	$11.53
Value at end of period	$24.39	$21.27	$17.29	$19.57	$16.28	$15.48	$15.80	$15.05	$12.33	$10.80
Number of accumulation units outstanding at end of period	3,416	3,796	2,761	2,426	6,806	5,590	6,756	2,865	1,132	517
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$15.68	$13.29	$14.41	$12.71	$12.10	$12.30	$11.71	$10.25	$9.12	$9.46
Value at end of period	$17.50	$15.68	$13.29	$14.41	$12.71	$12.10	$12.30	$11.71	$10.25	$9.12
Number of accumulation units outstanding at end of period	0	1,077	1,014	927	890	728	312	127	43	677
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.46	$14.73	$15.38	$14.24	$13.79	$13.94	$13.34	$12.62	$11.64	$11.74
Value at end of period	$18.21	$16.46	$14.73	$15.38	$14.24	$13.79	$13.94	$13.34	$12.62	$11.64
Number of accumulation units outstanding at end of period	5,646	12,091	13,332	13,728	12,664	11,197	370	327	461	84

CFI 236

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.75	$12.98	$13.73	$12.59	$12.04	$12.23	$11.72	$10.83	$9.79	$9.98
Value at end of period	$16.22	$14.75	$12.98	$13.73	$12.59	$12.04	$12.23	$11.72	$10.83	$9.79
Number of accumulation units outstanding at end of period	435	3,658	3,254	2,901	7,172	1,856	739	578	24	0
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$27.21	$23.99	$25.30	$23.16	$22.18	$22.49	$21.35	$19.28	$17.37	$17.27
Value at end of period	$29.70	$27.21	$23.99	$25.30	$23.16	$22.18	$22.49	$21.35	$19.28	$17.37
Number of accumulation units outstanding at end of period	1,140	4,486	4,105	3,778	5,635	5,468	4,815	3,761	2,963	5,341
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$30.63	$25.23	$27.86	$23.92	$22.64	$23.19	$22.02	$18.21	$16.02	$16.70
Value at end of period	$34.62	$30.63	$25.23	$27.86	$23.92	$22.64	$23.19	$22.02	$18.21	$16.02
Number of accumulation units outstanding at end of period	7,553	9,606	10,208	10,329	10,923	12,180	6,877	4,571	7,519	8,352
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$28.71	$24.36	$26.24	$23.20	$22.02	$22.41	$21.26	$18.45	$16.44	$16.74
Value at end of period	$31.97	$28.71	$24.36	$26.24	$23.20	$22.02	$22.41	$21.26	$18.45	$16.44
Number of accumulation units outstanding at end of period	3,415	9,307	10,276	11,187	21,715	20,918	17,786	10,523	14,846	16,255
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.15	$12.29	$12.48	$12.24	$12.10	$12.22	$11.70	$12.15	$11.84	$11.18
Value at end of period	$13.93	$13.15	$12.29	$12.48	$12.24	$12.10	$12.22	$11.70	$12.15	$11.84
Number of accumulation units outstanding at end of period	735	502	446	822	951	734	2,487	1,857	1,555	2,209
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$32.10	$24.77	$26.29	$21.91	$19.86	$19.87	$17.74	$13.60	$12.41
Value at end of period	$37.46	$32.10	$24.77	$26.29	$21.91	$19.86	$19.87	$17.74	$13.60
Number of accumulation units outstanding at end of period	3,865	4,054	715	449	0	0	2,145	1,414	926
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.21	$31.14	$36.80	$33.52	$27.34	$28.16	$25.34	$19.52	$16.98	$17.75
Value at end of period	$41.13	$40.21	$31.14	$36.80	$33.52	$27.34	$28.16	$25.34	$19.52	$16.98
Number of accumulation units outstanding at end of period	1,039	1,292	1,151	1,001	962	787	1,866	1,620	4,070	2,347
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$49.29	$36.02	$37.16	$29.33	$28.18	$30.03	$29.13	$21.23	$17.96	$17.78
Value at end of period	$64.90	$49.29	$36.02	$37.16	$29.33	$28.18	$30.03	$29.13	$21.23	$17.96
Number of accumulation units outstanding at end of period	1,339	2,777	2,604	2,212	2,617	4,261	5,205	4,161	8,880	9,649
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.29	$13.21	$14.62	$13.36	$13.40	$13.76	$12.21	$11.88	$9.54	$10.18
Value at end of period	$15.32	$16.29	$13.21	$14.62	$13.36	$13.40	$13.76	$12.21	$11.88	$9.54
Number of accumulation units outstanding at end of period	1,133	1,120	1,109	1,117	1,710	1,983	3,481	4,637	5,252	3,427
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.74	$16.38	$17.95	$17.27	$16.77	$16.48	$12.85	$12.74	$11.16	$10.31
Value at end of period	$19.15	$20.74	$16.38	$17.95	$17.27	$16.77	$16.48	$12.85	$12.74	$11.16
Number of accumulation units outstanding at end of period	3,500	4,897	5,800	5,126	6,965	6,627	7,083	5,694	7,550	9,724
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$43.72	$33.26	$36.99	$30.79	$28.74	$28.25	$25.34	$19.03	$17.16	$18.22
Value at end of period	$52.47	$43.72	$33.26	$36.99	$30.79	$28.74	$28.25	$25.34	$19.03	$17.16
Number of accumulation units outstanding at end of period	534	2,575	771	711	834	1,179	2,961	2,883	3,291	2,662
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.52	$16.43	$20.22	$18.45	$15.10	$15.74	$15.27	$11.04	$9.79	$10.18
Value at end of period	$21.12	$19.52	$16.43	$20.22	$18.45	$15.10	$15.74	$15.27	$11.04	$9.79
Number of accumulation units outstanding at end of period	1,201	1,201	1,201	1,201	1,235	1,769	2,297	1,079	1,007	367

CFI 237

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$27.65	$22.34	$25.81	$22.20	$19.07	$20.53	$19.04	$14.27	$12.17	$12.58
Value at end of period	$27.19	$27.65	$22.34	$25.81	$22.20	$19.07	$20.53	$19.04	$14.27	$12.17
Number of accumulation units outstanding at end of period	1,277	2,374	2,152	1,928	2,820	3,875	3,124	3,082	4,622	2,702
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.81	$20.06	$22.43	$20.47	$17.97	$18.57	$16.68	$13.51	$12.53	$12.82
Value at end of period	$25.87	$23.81	$20.06	$22.43	$20.47	$17.97	$18.57	$16.68	$13.51	$12.53
Number of accumulation units outstanding at end of period	15,479	25,171	24,992	25,055	1,156	1,186	23,105	15,872	29,731	56,344
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.79	$20.12	$23.56	$20.94	$17.67	$18.42	$16.93	$12.80	$11.31	$11.70
Value at end of period	$25.21	$24.79	$20.12	$23.56	$20.94	$17.67	$18.42	$16.93	$12.80	$11.31
Number of accumulation units outstanding at end of period	2,151	2,198	2,158	2,048	2,341	2,968	3,043	1,503	5,007	4,180
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$29.50	$22.65	$26.41	$19.59	$19.78	$18.50	$18.30	$15.14	$12.59	$13.87
Value at end of period	$37.25	$29.50	$22.65	$26.41	$19.59	$19.78	$18.50	$18.30	$15.14	$12.59
Number of accumulation units outstanding at end of period	16,324	16,219	17,733	22,284	380	380	20,392	18,555	42,582	66,084
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.60	$22.75	$27.66	$19.57	$17.54	$21.08	$21.14	$22.70	$19.29	$23.88
Value at end of period	$39.02	$29.60	$22.75	$27.66	$19.57	$17.54	$21.08	$21.14	$22.70	$19.29
Number of accumulation units outstanding at end of period	2,418	2,630	2,029	1,155	1,513	1,596	3,973	3,171	4,339	2,365
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.67	$32.61	$37.59	$33.45	$29.52	$30.81	$27.12	$20.86	$17.59	$17.49
Value at end of period	$40.29	$40.67	$32.61	$37.59	$33.45	$29.52	$30.81	$27.12	$20.86	$17.59
Number of accumulation units outstanding at end of period	1,039	1,871	1,710	2,175	2,560	2,835	1,821	931	5,689	5,321
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.40	$26.75	$30.25	$26.50	$22.05	$23.17	$21.65	$15.77	$13.44	$13.79
Value at end of period	$38.38	$33.40	$26.75	$30.25	$26.50	$22.05	$23.17	$21.65	$15.77	$13.44
Number of accumulation units outstanding at end of period	2,893	4,051	3,631	2,590	3,843	3,339	2,652	1,483	1,772	837
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$32.18	$26.19	$26.37	$23.19	$21.72	$20.89	$18.85	$15.61	$13.80	$13.58
Value at end of period	$37.51	$32.18	$26.19	$26.37	$23.19	$21.72	$20.89	$18.85	$15.61	$13.80
Number of accumulation units outstanding at end of period	36,512	59,690	41,963	32,939	26,637	21,844	51,131	44,423	66,796	55,153
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$39.25	$28.95	$30.29	$24.56	$23.14	$22.29	$20.77	$15.55	$13.56	$14.25
Value at end of period	$51.13	$39.25	$28.95	$30.29	$24.56	$23.14	$22.29	$20.77	$15.55	$13.56
Number of accumulation units outstanding at end of period	19,235	19,313	19,871	19,982	3,701	3,701	19,410	15,802	32,531	44,212
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$34.48	$27.61	$30.81	$26.83	$22.86	$24.85	$23.41	$18.26	$15.77	$16.10
Value at end of period	$34.40	$34.48	$27.61	$30.81	$26.83	$22.86	$24.85	$23.41	$18.26	$15.77
Number of accumulation units outstanding at end of period	2,558	3,730	3,630	4,104	7,234	9,270	9,650	8,012	12,624	14,537
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$69.75	$53.95	$55.21	$41.83	$41.70	$38.09	$35.47	$25.77	$21.94	$22.44
Value at end of period	$94.19	$69.75	$53.95	$55.21	$41.83	$41.70	$38.09	$35.47	$25.77	$21.94
Number of accumulation units outstanding at end of period	4,827	4,543	4,058	4,333	6,255	6,847	7,612	6,382	11,765	11,772
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.69	$16.41	$19.33	$15.30	$15.20	$15.53	$15.89	$14.07	$11.99	$13.84
Value at end of period	$23.40	$20.69	$16.41	$19.33	$15.30	$15.20	$15.53	$15.89	$14.07	$11.99
Number of accumulation units outstanding at end of period	402	337	307	230	1,679	1,870	1,400	177	602	462

CFI 238

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WANGER INTERNATIONAL
Value at beginning of period	$15.74	$12.25	$15.07	$11.48	$11.78	$11.91	$12.61	$10.43	$8.68	$10.29
Value at end of period	$17.79	$15.74	$12.25	$15.07	$11.48	$11.78	$11.91	$12.61	$10.43	$8.68
Number of accumulation units outstanding at end of period	2,092	2,686	7,776	7,143	6,684	5,640	1,120	823	4,309	3,172
WANGER SELECT
Value at beginning of period	$32.60	$25.52	$29.49	$23.56	$21.03	$21.23	$20.84	$15.67	$13.39	$16.46
Value at end of period	$40.80	$32.60	$25.52	$29.49	$23.56	$21.03	$21.23	$20.84	$15.67	$13.39
Number of accumulation units outstanding at end of period	3,612	3,864	7,082	6,648	7,512	8,263	6,115	5,199	9,410	9,507
WANGER USA
Value at beginning of period	$36.67	$28.31	$29.08	$24.61	$21.91	$22.31	$21.55	$16.30	$13.75	$14.42
Value at end of period	$45.01	$36.67	$28.31	$29.08	$24.61	$21.91	$22.31	$21.55	$16.30	$13.75
Number of accumulation units outstanding at end of period	1,255	1,202	1,131	1,083	1,398	1,505	3,513	2,066	2,094	2,713
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during April 2018)
Value at beginning of period	$16.26	$13.05	$14.45
Value at end of period	$20.64	$16.26	$13.05
Number of accumulation units outstanding at end of period	0	84	6
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$50.63	$40.02	$46.95	$42.79	$33.60	$35.63	$33.58	$24.62	$21.96	$22.71
Value at end of period	$50.61	$50.63	$40.02	$46.95	$42.79	$33.60	$35.63	$33.58	$24.62	$21.96
Number of accumulation units outstanding at end of period	527	496	470	453	1,825	1,089	2,202	1,856	4,794	4,279

TABLE 28
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$33.77	$25.53	$26.29	$20.89	$20.74	$20.50	$19.81	$14.88	$13.12	$14.02
Value at end of period	$45.28	$33.77	$25.53	$26.29	$20.89	$20.74	$20.50	$19.81	$14.88	$13.12
Number of accumulation units outstanding at end of period	10,031	7,312	7,163	7,439	7,521	7,414	6,247	5,851	3,906	3,363
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$28.23	$21.48	$21.23	$16.67	$15.68	$15.95	$14.16	$11.67	$10.63	$10.97
Value at end of period	$37.04	$28.23	$21.48	$21.23	$16.67	$15.68	$15.95	$14.16	$11.67	$10.63
Number of accumulation units outstanding at end of period	37,675	43,462	40,336	43,289	44,217	47,395	42,967	35,373	45,766	40,445
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$23.73	$19.18	$20.49	$17.05	$15.79	$16.46	$15.27	$11.92	$11.01	$10.94
Value at end of period	$26.70	$23.73	$19.18	$20.49	$17.05	$15.79	$16.46	$15.27	$11.92	$11.01
Number of accumulation units outstanding at end of period	51,035	59,808	64,895	68,872	71,120	68,641	69,265	60,910	58,610	46,766
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.44	$11.68	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14
Value at end of period	$13.55	$12.44	$11.68	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43
Number of accumulation units outstanding at end of period	59,513	84,714	77,667	68,835	56,226	55,723	64,769	64,365	118,092	49,936

CFI 239

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during September 2015)
Value at beginning of period	$11.76	$10.14	$11.06	$9.81	$9.29	$9.09
Value at end of period	$11.99	$11.76	$10.14	$11.06	$9.81	$9.29
Number of accumulation units outstanding at end of period	37,395	32,236	21,208	16,541	6,720	350
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$22.67	$18.00	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04
Value at end of period	$25.73	$22.67	$18.00	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76
Number of accumulation units outstanding at end of period	140,619	150,882	156,540	146,951	139,316	120,580	100,230	79,078	68,969	62,132
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$20.41	$15.80	$17.72	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20
Value at end of period	$27.72	$20.41	$15.80	$17.72	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63
Number of accumulation units outstanding at end of period	41,732	40,309	39,879	41,793	43,226	45,828	43,580	35,153	29,719	26,222
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.49	$11.71	$11.87	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45
Value at end of period	$13.66	$12.49	$11.71	$11.87	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99
Number of accumulation units outstanding at end of period	88,328	45,706	36,557	32,198	32,923	36,615	38,197	37,345	40,206	26,936
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$34.81	$27.51	$28.71	$23.06	$21.53	$20.69	$19.18	$14.51	$12.19	$12.97
Value at end of period	$47.37	$34.81	$27.51	$28.71	$23.06	$21.53	$20.69	$19.18	$14.51	$12.19
Number of accumulation units outstanding at end of period	326,816	407,434	419,221	421,459	419,622	419,110	407,359	390,080	385,599	358,043
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$29.89	$24.12	$25.18	$21.23	$18.96	$19.25	$17.53	$13.46	$12.12	$11.47
Value at end of period	$31.80	$29.89	$24.12	$25.18	$21.23	$18.96	$19.25	$17.53	$13.46	$12.12
Number of accumulation units outstanding at end of period	177,514	191,064	194,033	200,064	188,942	183,123	189,929	187,494	199,762	188,333
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$21.05	$18.46	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81	$11.71
Value at end of period	$21.59	$21.05	$18.46	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81
Number of accumulation units outstanding at end of period	43,362	43,303	47,985	51,262	49,300	44,427	45,691	29,849	12,041	10,039
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$24.41	$19.82	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10	$11.54
Value at end of period	$26.52	$24.41	$19.82	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10
Number of accumulation units outstanding at end of period	11,583	14,954	15,043	14,892	17,513	17,341	14,554	8,230	2,789	2,015
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.97	$10.95	$12.44	$9.61	$10.77	$11.35	$11.60	$9.38	$7.58	$8.27
Value at end of period	$14.84	$13.97	$10.95	$12.44	$9.61	$10.77	$11.35	$11.60	$9.38	$7.58
Number of accumulation units outstanding at end of period	36,410	39,474	49,709	53,202	53,014	58,735	46,036	33,823	21,653	17,882
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$14.22	$11.29	$12.01	$10.41	$9.14	$9.52
Value at end of period	$14.95	$14.22	$11.29	$12.01	$10.41	$9.14
Number of accumulation units outstanding at end of period	15,994	15,017	16,897	15,745	13,144	9
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.17	$12.26	$11.50	$9.33	$10.06	$10.18
Value at end of period	$17.90	$15.17	$12.26	$11.50	$9.33	$10.06
Number of accumulation units outstanding at end of period	50,571	56,464	50,065	45,593	29,572	26,906

CFI 240

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.93	$25.99	$27.04	$24.44	$22.95	$23.76	$21.95	$18.83	$17.26	$16.71
Value at end of period	$36.34	$31.93	$25.99	$27.04	$24.44	$22.95	$23.76	$21.95	$18.83	$17.26
Number of accumulation units outstanding at end of period	25,012	31,809	30,237	30,717	34,166	32,677	35,593	33,388	31,472	32,943
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$20.09	$15.31	$16.18	$15.30	$14.67	$14.14	$11.00	$10.81	$9.46	$9.64
Value at end of period	$19.27	$20.09	$15.31	$16.18	$15.30	$14.67	$14.14	$11.00	$10.81	$9.46
Number of accumulation units outstanding at end of period	9,212	7,895	7,015	9,543	10,633	13,071	10,409	6,066	3,532	462
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.88	$9.24	$10.62
Value at end of period	$12.39	$11.88	$9.24
Number of accumulation units outstanding at end of period	30,171	30,968	30,631
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$20.23	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64
Value at end of period	$21.27	$20.23	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11
Number of accumulation units outstanding at end of period	11,337	10,617	10,586	11,601	13,635	11,255	10,616	8,748	6,707	7,209
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2013)
Value at beginning of period	$16.98	$13.45	$16.52	$14.97	$11.57	$12.52	$12.03	$10.59
Value at end of period	$16.52	$16.98	$13.45	$16.52	$14.97	$11.57	$12.52	$12.03
Number of accumulation units outstanding at end of period	4,861	7,042	8,129	8,252	8,256	2,587	1,944	768
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$71.12	$54.73	$59.20	$49.18	$46.11	$46.38	$41.95	$32.36	$28.14	$29.24
Value at end of period	$91.71	$71.12	$54.73	$59.20	$49.18	$46.11	$46.38	$41.95	$32.36	$28.14
Number of accumulation units outstanding at end of period	201,952	215,266	228,371	255,099	270,049	296,071	312,747	314,615	321,489	318,801
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.00	$33.37	$36.85	$33.05	$28.35	$29.90	$27.85	$22.00	$18.99	$19.05
Value at end of period	$44.26	$42.00	$33.37	$36.85	$33.05	$28.35	$29.90	$27.85	$22.00	$18.99
Number of accumulation units outstanding at end of period	57,027	62,295	66,460	68,296	79,850	86,071	98,912	98,780	102,073	118,859
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$53.29	$40.17	$40.75	$30.53	$30.67	$28.98	$26.36	$19.58	$17.29	$17.47
Value at end of period	$75.72	$53.29	$40.17	$40.75	$30.53	$30.67	$28.98	$26.36	$19.58	$17.29
Number of accumulation units outstanding at end of period	99,857	99,056	98,090	92,287	96,490	103,481	108,188	106,438	112,941	109,897
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.32	$20.86	$24.80	$19.27	$20.55	$20.08	$22.12	$17.17	$14.40	$17.61
Value at end of period	$30.05	$26.32	$20.86	$24.80	$19.27	$20.55	$20.08	$22.12	$17.17	$14.40
Number of accumulation units outstanding at end of period	11,414	12,504	13,085	14,797	15,403	18,694	26,626	26,226	23,287	22,342
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$38.52	$30.87	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80
Value at end of period	$40.01	$38.52	$30.87	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87
Number of accumulation units outstanding at end of period	47,621	51,692	55,604	59,979	67,976	65,968	74,085	74,098	72,669	71,483
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$93.28	$76.18	$87.80	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82
Value at end of period	$107.99	$93.28	$76.18	$87.80	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33
Number of accumulation units outstanding at end of period	37,018	39,737	40,669	45,805	49,592	54,737	57,990	55,761	55,514	54,437

CFI 241

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.97
Number of accumulation units outstanding at end of period	8,821
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$23.23	$18.70	$21.51	$18.93	$17.11	$18.11	$17.55	$13.76	$12.62	$13.63
Value at end of period	$13.46	$23.23	$18.70	$21.51	$18.93	$17.11	$18.11	$17.55	$13.76	$12.62
Number of accumulation units outstanding at end of period	0	4,972	4,563	4,154	3,722	3,149	3,204	2,612	2,139	2,543
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$48.94	$37.60	$43.86	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25
Value at end of period	$61.69	$48.94	$37.60	$43.86	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05
Number of accumulation units outstanding at end of period	0	0	0	1	1	1	1	87	87	87
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$30.82	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17
Value at end of period	$41.59	$30.82	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72
Number of accumulation units outstanding at end of period	347	23,008	22,690	24,679	23,038	26,720	29,925	22,590	18,943	18,228
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$90.14	$66.75	$70.13	$55.76	$55.21	$53.24	$49.71	$35.92	$37.16
Value at end of period	$126.73	$90.14	$66.75	$70.13	$55.76	$55.21	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	5,432	5,072	6,315	5,715	5,591	6,045	6,823	6,926	7,491
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.64	$15.42	$17.23	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05
Value at end of period	$22.08	$19.64	$15.42	$17.23	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92
Number of accumulation units outstanding at end of period	23,444	23,266	26,259	31,255	31,686	34,783	36,631	39,545	44,923	52,372
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during January 2015)
Value at beginning of period	$18.98	$12.80	$13.66	$10.41	$10.36	$10.76
Value at end of period	$25.51	$18.98	$12.80	$13.66	$10.41	$10.36
Number of accumulation units outstanding at end of period	26,778	19,163	15,549	13,619	9,646	4,233
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$65.51	$54.11	$54.43	$46.53	$45.04	$45.33	$42.30	$35.65	$31.77	$31.65
Value at end of period	$73.96	$65.51	$54.11	$54.43	$46.53	$45.04	$45.33	$42.30	$35.65	$31.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.49	$18.25	$22.21	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84	$11.18
Value at end of period	$22.65	$22.49	$18.25	$22.21	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84
Number of accumulation units outstanding at end of period	4,355	5,154	6,177	8,531	8,717	7,494	8,313	7,081	6,405	4,840
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.41	$20.15	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71
Value at end of period	$24.71	$24.41	$20.15	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00
Number of accumulation units outstanding at end of period	35,365	43,630	47,392	51,667	59,540	61,852	69,794	73,436	80,326	82,998
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.61	$10.19	$10.20	$10.08	$10.11
Value at end of period	$10.78	$10.61	$10.19	$10.20	$10.08
Number of accumulation units outstanding at end of period	18,619	10,322	13,608	4,069	3,404

CFI 242

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.94	$10.17	$10.31	$10.12	$10.02	$10.15	$9.71	$9.62
Value at end of period	$11.76	$10.94	$10.17	$10.31	$10.12	$10.02	$10.15	$9.71
Number of accumulation units outstanding at end of period	42,379	48,747	40,643	44,372	31,871	22,804	15,991	1,855
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$23.78	$19.16	$20.64	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65
Value at end of period	$27.99	$23.78	$19.16	$20.64	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20
Number of accumulation units outstanding at end of period	9,282	10,919	14,285	13,805	13,708	16,871	13,702	11,664	10,909	18,964
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$19.93	$16.70	$17.63	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77
Value at end of period	$22.88	$19.93	$16.70	$17.63	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41
Number of accumulation units outstanding at end of period	39,821	38,803	38,484	24,811	26,736	29,985	31,386	32,085	37,824	64,250
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.47	$14.44	$14.95	$14.61	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54
Value at end of period	$17.06	$15.47	$14.44	$14.95	$14.61	$14.06	$14.64	$14.38	$16.03	$14.93
Number of accumulation units outstanding at end of period	127,770	110,307	117,805	120,211	131,273	138,852	159,994	178,958	217,087	187,329
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.07	$18.64	$19.52	$18.43	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15
Value at end of period	$21.32	$21.07	$18.64	$19.52	$18.43	$16.34	$17.22	$17.42	$15.74	$13.74
Number of accumulation units outstanding at end of period	17,696	19,765	19,822	20,532	19,554	33,641	34,279	35,351	35,756	47,463
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.58	$10.01	$10.09	$9.91	$9.91	$9.98
Value at end of period	$11.29	$10.58	$10.01	$10.09	$9.91	$9.91
Number of accumulation units outstanding at end of period	28,980	25,083	22,793	24,719	25,253	3,544
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.79	$20.92	$20.92	$20.70	$19.73	$20.87	$20.80	$20.61	$18.02	$18.69
Value at end of period	$19.63	$20.79	$20.92	$20.92	$20.70	$19.73	$20.87	$20.80	$20.61	$18.02
Number of accumulation units outstanding at end of period	114,735	122,864	134,338	153,401	157,919	172,523	194,108	196,923	207,345	196,714
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.61	$10.16	$12.69	$10.35	$10.29
Value at end of period	$14.98	$12.61	$10.16	$12.69	$10.35
Number of accumulation units outstanding at end of period	2,459	1,384	2,992	749	541
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$4.55	$3.23	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58	$8.73	$9.89
Value at end of period	$2.73	$4.55	$3.23	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58	$8.73
Number of accumulation units outstanding at end of period	0	161,824	150,688	118,684	77,429	71,727	57,194	29,566	21,368	10,509
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.93
Value at end of period	$20.58
Number of accumulation units outstanding at end of period	28,537
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$32.73	$27.82	$30.24	$26.69	$25.06	$25.86	$24.65	$21.39	$19.06	$19.56
Value at end of period	$35.83	$32.73	$27.82	$30.24	$26.69	$25.06	$25.86	$24.65	$21.39	$19.06
Number of accumulation units outstanding at end of period	46,775	49,668	49,989	50,670	47,947	63,588	68,444	66,214	65,399	59,511

CFI 243

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$14.63	$11.52	$12.51	$10.61	$9.61	$9.98
Value at end of period	$16.17	$14.63	$11.52	$12.51	$10.61	$9.61
Number of accumulation units outstanding at end of period	9,510	9,007	7,366	8,471	4,379	2,452
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.15	$14.21	$14.69	$13.56	$12.92	$13.67	$13.78	$14.54	$13.64	$13.32
Value at end of period	$16.34	$15.15	$14.21	$14.69	$13.56	$12.92	$13.67	$13.78	$14.54	$13.64
Number of accumulation units outstanding at end of period	72,060	72,769	78,248	81,783	81,797	90,369	108,714	119,317	147,611	154,365
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.91	$10.74	$11.94	$9.77	$9.33	$10.01
Value at end of period	$12.64	$12.91	$10.74	$11.94	$9.77	$9.33
Number of accumulation units outstanding at end of period	106,622	114,179	99,561	115,310	131,909	149,969
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$12.42	$10.63	$11.60	$10.21	$9.68	$10.14	$10.35
Value at end of period	$14.25	$12.42	$10.63	$11.60	$10.21	$9.68	$10.14
Number of accumulation units outstanding at end of period	11,090	9,866	9,460	8,981	7,881	4,971	4,039
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$11.56	$11.13	$11.17	$11.14	$11.10	$11.06	$10.68	$11.01	$10.84	$10.22
Value at end of period	$11.85	$11.56	$11.13	$11.17	$11.14	$11.10	$11.06	$10.68	$11.01	$10.84
Number of accumulation units outstanding at end of period	2,657	1,939	1,757	1,532	3,066	1,911	3,400	1,266	692	519
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.63	$12.54	$12.50	$12.58	$12.72	$12.88	$13.04	$13.20	$13.36	$13.53
Value at end of period	$12.50	$12.63	$12.54	$12.50	$12.58	$12.72	$12.88	$13.04	$13.20	$13.36
Number of accumulation units outstanding at end of period	353,460	300,791	264,312	223,920	291,258	311,578	314,016	388,407	417,826	391,866
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$36.77	$28.89	$30.62	$25.76	$23.76	$24.41	$22.33	$17.30	$15.13	$15.36
Value at end of period	$42.58	$36.77	$28.89	$30.62	$25.76	$23.76	$24.41	$22.33	$17.30	$15.13
Number of accumulation units outstanding at end of period	69,776	72,095	74,899	77,694	81,713	92,536	100,439	107,086	92,943	105,339
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.78	$13.39
Value at end of period	$14.42	$13.78
Number of accumulation units outstanding at end of period	166,750	153,028
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.06	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59
Value at end of period	$23.02	$22.06	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05
Number of accumulation units outstanding at end of period	0	0	34,379	45,644	48,943	43,580	50,734	48,581	45,148	31,249
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.96	$38.90	$42.27	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23
Value at end of period	$57.19	$49.96	$38.90	$42.27	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98
Number of accumulation units outstanding at end of period	89,448	89,854	89,540	82,105	83,733	98,105	99,925	107,379	110,542	119,042
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.32	$39.30	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43
Value at end of period	$52.72	$49.32	$39.30	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90
Number of accumulation units outstanding at end of period	85,293	89,179	96,604	100,321	103,122	107,087	110,420	115,752	122,639	131,858

CFI 244

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.59	$28.76	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96
Value at end of period	$36.00	$34.59	$28.76	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64
Number of accumulation units outstanding at end of period	73,620	75,540	72,213	73,649	75,174	73,824	73,506	77,875	76,353	78,983
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$21.92	$17.77	$19.70	$16.53	$15.52	$16.02	$15.25	$12.44	$10.87	$12.07
Value at end of period	$24.92	$21.92	$17.77	$19.70	$16.53	$15.52	$16.02	$15.25	$12.44	$10.87
Number of accumulation units outstanding at end of period	11,036	8,726	7,442	6,490	5,509	4,389	4,924	2,169	829	723
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.36	$23.38	$23.81	$22.95	$22.27	$22.42	$21.28	$21.57	$19.97	$18.80
Value at end of period	$27.01	$25.36	$23.38	$23.81	$22.95	$22.27	$22.42	$21.28	$21.57	$19.97
Number of accumulation units outstanding at end of period	209,464	208,849	201,845	208,553	210,670	220,075	83,568	87,381	120,418	118,941
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.08	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96
Value at end of period	$11.80	$11.08	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90
Number of accumulation units outstanding at end of period	76,200	68,079	54,058	43,659	58,032	61,322	50,307	45,257	41,769	35,819
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$30.72	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$39.71	$30.72	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	110,257	117,903	130,162	142,896	151,103	166,858	180,267	59,457	45,185	36,334
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.97	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25
Value at end of period	$18.86	$17.97	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43
Number of accumulation units outstanding at end of period	249,874	262,498	300,495	335,695	374,025	429,202	467,517	346,534	285,218	334,634
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$38.62	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41
Value at end of period	$53.83	$38.62	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12
Number of accumulation units outstanding at end of period	83,775	113,226	119,258	115,710	68,389	65,922	61,703	66,637	39,304	29,237
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$12.90	$10.47	$13.56	$11.71
Value at end of period	$14.74	$12.90	$10.47	$13.56
Number of accumulation units outstanding at end of period	3,149	1,944	3,100	662
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$45.01	$33.55	$34.31	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96
Value at end of period	$61.55	$45.01	$33.55	$34.31	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37
Number of accumulation units outstanding at end of period	34,485	32,818	30,445	39,077	36,147	26,462	18,058	10,892	8,404	9,307
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.94	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97
Value at end of period	$30.01	$24.94	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09
Number of accumulation units outstanding at end of period	91,945	94,412	71,632	72,545	60,327	64,454	59,801	47,465	47,549	37,559
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$29.32	$23.64	$25.70	$22.99	$20.19	$21.24	$19.17	$14.76	$12.89	$12.98
Value at end of period	$29.31	$29.32	$23.64	$25.70	$22.99	$20.19	$21.24	$19.17	$14.76	$12.89
Number of accumulation units outstanding at end of period	34,665	30,493	30,145	32,353	27,354	25,012	17,201	8,839	3,668	4,603
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$40.44	$30.44	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93
Value at end of period	$53.72	$40.44	$30.44	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39
Number of accumulation units outstanding at end of period	12,849	12,330	10,336	11,581	11,076	10,949	8,242	8,011	6,692	7,338

CFI 245

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.07	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12
Value at end of period	$27.74	$24.07	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81
Number of accumulation units outstanding at end of period	76,706	101,603	83,990	77,673	61,393	50,170	34,819	18,915	14,437	8,058
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.08	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85
Value at end of period	$27.25	$23.08	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29
Number of accumulation units outstanding at end of period	53,346	78,711	64,601	55,961	52,869	39,832	31,574	19,433	14,777	10,079
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.74	$18.32	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57
Value at end of period	$28.38	$22.74	$18.32	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53
Number of accumulation units outstanding at end of period	44,778	64,826	61,449	56,044	47,060	42,472	35,302	37,621	28,427	22,478
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$65.63	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69
Value at end of period	$72.77	$65.63	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56
Number of accumulation units outstanding at end of period	17,358	19,846	20,036	21,320	21,312	22,908	22,352	22,455	26,500	28,632
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.72	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43
Value at end of period	$20.99	$18.72	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93
Number of accumulation units outstanding at end of period	239,682	246,225	228,061	233,369	241,476	235,782	221,389	209,106	178,590	145,304
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.38	$16.92	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57
Value at end of period	$23.03	$20.38	$16.92	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90
Number of accumulation units outstanding at end of period	312,813	286,134	273,854	260,338	265,870	261,921	241,969	208,335	176,562	172,584
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.12	$17.26	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59
Value at end of period	$24.25	$21.12	$17.26	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86
Number of accumulation units outstanding at end of period	187,596	188,341	174,678	164,493	170,372	180,872	173,133	143,801	124,998	118,505
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$21.17	$17.22	$19.50	$16.23	$15.44	$15.77	$15.03	$12.32	$10.80	$11.52
Value at end of period	$24.26	$21.17	$17.22	$19.50	$16.23	$15.44	$15.77	$15.03	$12.32	$10.80
Number of accumulation units outstanding at end of period	74,586	62,818	54,175	46,575	42,024	30,892	21,192	14,250	6,407	1,245
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$15.59	$13.22	$14.34	$12.66	$12.05	$12.26	$11.68	$10.22	$9.10	$9.45
Value at end of period	$17.39	$15.59	$13.22	$14.34	$12.66	$12.05	$12.26	$11.68	$10.22	$9.10
Number of accumulation units outstanding at end of period	65,233	59,438	65,502	79,851	69,648	81,818	51,491	43,355	29,428	19,241
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.34	$14.63	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71
Value at end of period	$18.07	$16.34	$14.63	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60
Number of accumulation units outstanding at end of period	81,451	79,227	96,213	117,007	147,851	167,541	35,949	18,648	19,183	14,661
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.66	$12.91	$13.66	$12.54	$11.99	$12.19	$11.69	$10.81	$9.77	$9.96
Value at end of period	$16.12	$14.66	$12.91	$13.66	$12.54	$11.99	$12.19	$11.69	$10.81	$9.77
Number of accumulation units outstanding at end of period	47,095	42,865	50,603	47,438	45,184	44,672	33,535	22,890	15,579	10,056
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$26.89	$23.72	$25.03	$22.93	$21.96	$22.29	$21.16	$19.12	$17.23	$17.14
Value at end of period	$29.34	$26.89	$23.72	$25.03	$22.93	$21.96	$22.29	$21.16	$19.12	$17.23
Number of accumulation units outstanding at end of period	46,319	59,336	57,655	48,794	39,321	42,151	42,343	40,820	47,738	42,429

CFI 246

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$30.27	$24.95	$27.56	$23.67	$22.42	$22.97	$21.83	$18.06	$15.90	$16.58
Value at end of period	$34.20	$30.27	$24.95	$27.56	$23.67	$22.42	$22.97	$21.83	$18.06	$15.90
Number of accumulation units outstanding at end of period	64,760	61,600	62,736	60,207	57,522	59,930	61,767	60,057	55,168	51,877
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$28.37	$24.09	$25.96	$22.96	$21.80	$22.20	$21.07	$18.30	$16.31	$16.61
Value at end of period	$31.58	$28.37	$24.09	$25.96	$22.96	$21.80	$22.20	$21.07	$18.30	$16.31
Number of accumulation units outstanding at end of period	89,124	95,373	100,982	119,662	117,826	116,830	113,567	100,466	91,668	86,534
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.07	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16
Value at end of period	$13.84	$13.07	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82
Number of accumulation units outstanding at end of period	56,258	58,309	46,401	46,753	39,089	32,741	29,779	28,138	24,570	24,759
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2011)
Value at beginning of period	$31.85	$24.59	$26.11	$21.77	$19.74	$19.77	$17.66	$13.54	$11.84	$12.24
Value at end of period	$37.15	$31.85	$24.59	$26.11	$21.77	$19.74	$19.77	$17.66	$13.54	$11.84
Number of accumulation units outstanding at end of period	7,140	116,187	94,336	73,337	61,385	43,588	1,633	142	85	85
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.86	$30.89	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67
Value at end of period	$40.75	$39.86	$30.89	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90
Number of accumulation units outstanding at end of period	18,422	20,677	25,860	34,217	26,563	25,033	26,975	29,197	27,313	26,404
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$48.86	$35.72	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70
Value at end of period	$64.30	$48.86	$35.72	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87
Number of accumulation units outstanding at end of period	30,242	30,904	32,145	32,055	37,127	40,463	46,657	48,533	43,191	47,651
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.19	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17
Value at end of period	$15.22	$16.19	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52
Number of accumulation units outstanding at end of period	36,112	37,558	39,345	42,320	49,935	52,614	55,869	59,591	54,697	42,045
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.60	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29
Value at end of period	$19.01	$20.60	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13
Number of accumulation units outstanding at end of period	60,337	64,706	68,355	81,850	87,112	90,509	93,414	88,707	82,370	70,155
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$43.33	$32.97	$36.69	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14
Value at end of period	$51.97	$43.33	$32.97	$36.69	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07
Number of accumulation units outstanding at end of period	11,718	12,128	10,697	12,181	14,483	15,447	19,284	21,196	18,854	18,604
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.38	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15
Value at end of period	$20.97	$19.38	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76
Number of accumulation units outstanding at end of period	10,737	10,081	9,996	7,969	9,999	12,932	9,125	12,428	10,981	15,019
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$27.40	$22.16	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53
Value at end of period	$26.93	$27.40	$22.16	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12
Number of accumulation units outstanding at end of period	44,715	44,048	42,089	48,750	52,917	63,713	67,532	62,388	59,972	60,979
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.65	$19.94	$22.31	$20.37	$17.89	$18.49	$17.19	$13.93	$12.50	$12.80
Value at end of period	$25.69	$23.65	$19.94	$22.31	$20.37	$17.89	$18.49	$17.19	$13.93	$12.50
Number of accumulation units outstanding at end of period	179,301	195,929	204,934	221,761	261,409	272,299	295,606	230,776	239,207	261,317

CFI 247

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.61	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66
Value at end of period	$25.01	$24.61	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27
Number of accumulation units outstanding at end of period	36,971	34,505	38,482	43,256	42,014	42,957	41,599	40,188	34,875	34,068
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$29.31	$22.52	$26.27	$19.49	$19.69	$19.15	$18.95	$15.09	$12.56	$13.84
Value at end of period	$36.99	$29.31	$22.52	$26.27	$19.49	$19.69	$19.15	$18.95	$15.09	$12.56
Number of accumulation units outstanding at end of period	163,464	175,230	183,127	192,835	206,359	230,045	254,922	269,845	283,041	303,720
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.39	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81
Value at end of period	$38.71	$29.39	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22
Number of accumulation units outstanding at end of period	34,206	35,523	35,313	40,815	37,340	34,873	38,129	41,276	40,964	34,444
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.31	$32.34	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41
Value at end of period	$39.92	$40.31	$32.34	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51
Number of accumulation units outstanding at end of period	22,418	25,829	28,171	34,186	36,529	39,227	33,885	36,442	27,054	22,150
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.16	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75
Value at end of period	$38.08	$33.16	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40
Number of accumulation units outstanding at end of period	30,973	31,747	33,834	35,958	35,304	37,925	34,663	34,145	14,581	11,506
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$31.94	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54
Value at end of period	$37.21	$31.94	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76
Number of accumulation units outstanding at end of period	1,001,372	1,083,394	1,039,604	1,038,443	1,067,506	996,126	878,851	771,875	682,915	644,695
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$39.00	$28.78	$30.12	$24.44	$23.03	$22.86	$20.70	$15.51	$13.52	$14.22
Value at end of period	$50.78	$39.00	$28.78	$30.12	$24.44	$23.03	$22.86	$20.70	$15.51	$13.52
Number of accumulation units outstanding at end of period	71,312	73,176	72,622	74,807	78,953	98,672	115,452	118,242	118,545	120,706
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$34.20	$27.39	$30.59	$26.65	$22.72	$24.71	$23.29	$18.17	$15.70	$16.04
Value at end of period	$34.10	$34.20	$27.39	$30.59	$26.65	$22.72	$24.71	$23.29	$18.17	$15.70
Number of accumulation units outstanding at end of period	73,707	86,561	88,697	90,738	86,253	97,658	95,534	86,206	79,038	81,506
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$68.93	$53.35	$54.61	$41.40	$41.29	$37.73	$35.15	$25.56	$21.77	$22.28
Value at end of period	$93.04	$68.93	$53.35	$54.61	$41.40	$41.29	$37.73	$35.15	$25.56	$21.77
Number of accumulation units outstanding at end of period	77,655	78,013	80,989	77,061	74,340	79,813	77,965	74,112	71,056	71,920
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.54	$16.29	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80
Value at end of period	$23.22	$20.54	$16.29	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95
Number of accumulation units outstanding at end of period	16,124	13,526	12,155	11,713	13,096	13,274	11,852	11,831	10,365	10,501
WANGER INTERNATIONAL
Value at beginning of period	$15.64	$12.18	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27
Value at end of period	$17.66	$15.64	$12.18	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66
Number of accumulation units outstanding at end of period	57,591	55,800	58,301	63,219	66,938	66,157	67,269	57,475	50,629	44,886
WANGER SELECT
Value at beginning of period	$32.35	$25.33	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40
Value at end of period	$40.46	$32.35	$25.33	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34
Number of accumulation units outstanding at end of period	29,894	32,382	38,682	50,307	51,665	51,883	53,916	50,489	49,976	53,318

CFI 248

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WANGER USA
Value at beginning of period	$36.38	$28.10	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37
Value at end of period	$44.64	$36.38	$28.10	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70
Number of accumulation units outstanding at end of period	28,489	29,819	32,684	36,211	34,506	38,102	38,955	40,756	40,477	42,097
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2016)
Value at beginning of period	$16.23	$13.03	$13.73	$11.55	$10.95
Value at end of period	$20.59	$16.23	$13.03	$13.73	$11.55
Number of accumulation units outstanding at end of period	7,533	7,483	5,453	469	5,800
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$50.14	$39.66	$46.55	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60
Value at end of period	$50.09	$50.14	$39.66	$46.55	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84
Number of accumulation units outstanding at end of period	8,948	9,961	14,374	16,909	18,381	20,923	23,874	25,299	29,085	31,687

TABLE 29
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$33.59	$25.41	$26.18	$20.81	$20.67	$20.44	$19.76	$14.86	$13.10	$14.43
Value at end of period	$45.01	$33.59	$25.41	$26.18	$20.81	$20.67	$20.44	$19.76	$14.86	$13.10
Number of accumulation units outstanding at end of period	0	0	0	0	0	737	680	599	509	19
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during September 2011)
Value at beginning of period	$28.07	$21.37	$21.13	$16.60	$15.63	$15.90	$14.12	$11.65	$10.61	$9.71
Value at end of period	$36.81	$28.07	$21.37	$21.13	$16.60	$15.63	$15.90	$14.12	$11.65	$10.61
Number of accumulation units outstanding at end of period	192	170	138	138	0	163	1,979	1,673	1,177	680
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during February 2012)
Value at beginning of period	$23.59	$19.08	$20.39	$16.98	$15.73	$16.41	$15.23	$11.89	$11.43
Value at end of period	$26.54	$23.59	$19.08	$20.39	$16.98	$15.73	$16.41	$15.23	$11.89
Number of accumulation units outstanding at end of period	173	491	460	416	0	0	0	81	82
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.37	$11.62	$12.08	$11.87	$11.48	$11.89	$11.73	$13.08	$12.42	$10.89
Value at end of period	$13.47	$12.37	$11.62	$12.08	$11.87	$11.48	$11.89	$11.73	$13.08	$12.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	301	426	432	154
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during November 2018)
Value at beginning of period	$11.73	$10.13	$10.56
Value at end of period	$11.95	$11.73	$10.13
Number of accumulation units outstanding at end of period	0	0	25

CFI 249

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$22.54	$17.90	$19.43	$15.97	$14.38	$14.10	$13.11	$10.11	$8.74	$9.03
Value at end of period	$25.57	$22.54	$17.90	$19.43	$15.97	$14.38	$14.10	$13.11	$10.11	$8.74
Number of accumulation units outstanding at end of period	4,042	3,632	3,197	2,560	261	35	26	19	0	0
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-4)
Value at beginning of period	$35.91
Value at end of period	$44.99
Number of accumulation units outstanding at end of period	20
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during April 2014)
Value at beginning of period	$12.42	$11.65	$11.82	$11.60	$11.43	$11.56	$11.32
Value at end of period	$13.58	$12.42	$11.65	$11.82	$11.60	$11.43	$11.56
Number of accumulation units outstanding at end of period	8	8	26	118	0	0	2
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$34.53	$27.31	$28.51	$22.91	$21.40	$20.58	$19.09	$14.45	$12.14	$12.93
Value at end of period	$46.97	$34.53	$27.31	$28.51	$22.91	$21.40	$20.58	$19.09	$14.45	$12.14
Number of accumulation units outstanding at end of period	3,433	2,737	5,650	4,592	2,948	5,689	6,982	10,200	9,296	6,331
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$29.66	$23.95	$25.01	$21.10	$18.85	$19.14	$17.45	$13.41	$12.08	$11.43
Value at end of period	$31.53	$29.66	$23.95	$25.01	$21.10	$18.85	$19.14	$17.45	$13.41	$12.08
Number of accumulation units outstanding at end of period	0	0	316	312	326	498	687	1,251	1,245	1,015
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2013)
Value at beginning of period	$20.95	$18.38	$22.87	$20.78	$16.97	$19.18	$17.71	$16.51
Value at end of period	$21.48	$20.95	$18.38	$22.87	$20.78	$16.97	$19.18	$17.71
Number of accumulation units outstanding at end of period	192	144	103	68	226	26	19	14
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$24.29	$19.74	$23.16	$20.25	$17.75	$18.75	$17.12	$13.34
Value at end of period	$26.38	$24.29	$19.74	$23.16	$20.25	$17.75	$18.75	$17.12
Number of accumulation units outstanding at end of period	0	0	0	0	10	6	6	2
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during August 2017)
Value at beginning of period	$15.13	$12.24	$11.49	$10.91
Value at end of period	$17.85	$15.13	$12.24	$11.49
Number of accumulation units outstanding at end of period	314	259	195	134
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.55	$25.69	$26.74	$24.19	$22.72	$23.54	$21.75	$18.68	$17.12	$16.59
Value at end of period	$35.90	$31.55	$25.69	$26.74	$24.19	$22.72	$23.54	$21.75	$18.68	$17.12
Number of accumulation units outstanding at end of period	0	0	0	0	1,466	1,832	2,587	2,776	2,644	2,330
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.87	$9.24	$10.62
Value at end of period	$12.38	$11.87	$9.24
Number of accumulation units outstanding at end of period	195	195	878

CFI 250

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2013)
Value at beginning of period	$20.11	$15.52	$18.17	$16.24	$14.44	$15.42	$13.95	$13.58
Value at end of period	$21.14	$20.11	$15.52	$18.17	$16.24	$14.44	$15.42	$13.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3	0
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$70.29	$54.12	$58.56	$48.68	$45.66	$45.95	$41.58	$32.09	$27.92	$29.02
Value at end of period	$90.59	$70.29	$54.12	$58.56	$48.68	$45.66	$45.95	$41.58	$32.09	$27.92
Number of accumulation units outstanding at end of period	714	701	5,413	5,199	10,494	9,684	10,954	19,029	16,781	15,130
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.51	$32.99	$36.45	$32.71	$28.08	$29.62	$27.60	$21.82	$18.84	$18.91
Value at end of period	$43.71	$41.51	$32.99	$36.45	$32.71	$28.08	$29.62	$27.60	$21.82	$18.84
Number of accumulation units outstanding at end of period	215	176	149	121	75	246	4,592	15,361	16,786	15,243
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$52.66	$39.72	$40.31	$30.22	$30.37	$28.71	$26.13	$19.42	$17.15	$17.34
Value at end of period	$74.79	$52.66	$39.72	$40.31	$30.22	$30.37	$28.71	$26.13	$19.42	$17.15
Number of accumulation units outstanding at end of period	2,155	1,483	1,470	1,693	2,117	3,909	4,428	12,017	11,301	9,552
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.01	$20.62	$24.53	$19.07	$20.35	$19.90	$21.93	$17.03	$14.29	$17.48
Value at end of period	$29.68	$26.01	$20.62	$24.53	$19.07	$20.35	$19.90	$21.93	$17.03	$14.29
Number of accumulation units outstanding at end of period	0	0	219	219	219	219	1,051	1,514	914	2,034
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$38.16	$30.60	$35.59	$32.58	$25.35	$27.73	$27.94	$20.77	$17.78	$18.71
Value at end of period	$39.63	$38.16	$30.60	$35.59	$32.58	$25.35	$27.73	$27.94	$20.77	$17.78
Number of accumulation units outstanding at end of period	238	238	247	280	282	267	1,519	3,352	3,489	3,289
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$92.38	$75.48	$87.04	$65.43	$62.01	$73.10	$77.80	$72.74	$60.98	$75.43
Value at end of period	$106.89	$92.38	$75.48	$87.04	$65.43	$62.01	$73.10	$77.80	$72.74	$60.98
Number of accumulation units outstanding at end of period	470	463	862	831	566	636	1,294	1,798	1,903	1,428
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$30.60	$28.52	$27.69	$24.58	$21.09	$22.70	$20.55	$14.76	$12.68	$13.13
Value at end of period	$36.22	$30.60	$28.52	$27.69	$24.58	$21.09	$22.70	$20.55	$14.76	$12.68
Number of accumulation units outstanding at end of period	0	0	0	0	180	371	339	969	924	661
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$89.79	$66.52	$69.93	$55.63	$55.11	$53.17	$49.67	$35.91	$37.15
Value at end of period	$126.17	$89.79	$66.52	$69.93	$55.63	$55.11	$53.17	$49.67	$35.91
Number of accumulation units outstanding at end of period	0	0	0	0	715	708	744	1,176	1,074
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.43	$15.27	$17.07	$15.28	$14.04	$15.09	$14.14	$11.08	$9.86	$9.99
Value at end of period	$21.84	$19.43	$15.27	$17.07	$15.28	$14.04	$15.09	$14.14	$11.08	$9.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,845	2,066	2,286	3,160	1,597
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during July 2020)
Value at beginning of period	$14.56
Value at end of period	$25.42
Number of accumulation units outstanding at end of period	726

CFI 251

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.18	$19.98	$23.82	$22.59	$19.66	$20.70	$18.81	$14.62	$12.93	$13.65
Value at end of period	$24.47	$24.18	$19.98	$23.82	$22.59	$19.66	$20.70	$18.81	$14.62	$12.93
Number of accumulation units outstanding at end of period	315	315	698	660	719	765	2,921	6,613	6,553	6,669
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during November 2018)
Value at beginning of period	$10.59	$10.18	$10.14
Value at end of period	$10.75	$10.59	$10.18
Number of accumulation units outstanding at end of period	0	0	26
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$23.61	$19.04	$20.52	$17.56	$16.19	$16.49	$15.15	$11.12	$10.17	$10.63
Value at end of period	$27.79	$23.61	$19.04	$20.52	$17.56	$16.19	$16.49	$15.15	$11.12	$10.17
Number of accumulation units outstanding at end of period	0	0	0	0	0	53	0	78	78	79
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$19.74	$16.55	$17.48	$15.65	$14.98	$15.26	$14.31	$12.46	$11.35	$11.71
Value at end of period	$22.65	$19.74	$16.55	$17.48	$15.65	$14.98	$15.26	$14.31	$12.46	$11.35
Number of accumulation units outstanding at end of period	179	187	195	204	3,202	2,947	3,713	4,704	3,895	3,223
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.34	$14.34	$14.85	$14.52	$13.98	$14.56	$14.31	$15.96	$14.87	$13.49
Value at end of period	$16.92	$15.34	$14.34	$14.85	$14.52	$13.98	$14.56	$14.31	$15.96	$14.87
Number of accumulation units outstanding at end of period	6,187	3,717	11,522	11,095	8,733	8,356	8,168	7,766	6,321	6,030
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.90	$18.50	$19.39	$18.31	$16.24	$17.13	$17.34	$15.68	$13.68	$14.10
Value at end of period	$21.14	$20.90	$18.50	$19.39	$18.31	$16.24	$17.13	$17.34	$15.68	$13.68
Number of accumulation units outstanding at end of period	234	449	416	374	818	711	628	1,063	983	877
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.63	$20.77	$20.78	$20.57	$19.62	$20.76	$20.70	$20.52	$17.95	$18.62
Value at end of period	$19.47	$20.63	$20.77	$20.78	$20.57	$19.62	$20.76	$20.70	$20.52	$17.95
Number of accumulation units outstanding at end of period	0	0	4,408	4,291	4,966	4,577	5,415	5,268	4,085	3,550
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during December 2013)
Value at beginning of period	$4.53	$3.22	$3.71	$3.43	$2.38	$3.28	$3.63	$3.52
Value at end of period	$2.71	$4.53	$3.22	$3.71	$3.43	$2.38	$3.28	$3.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	7	1
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$32.34	$27.51	$29.91	$26.41	$24.82	$25.62	$24.44	$21.21	$18.91	$19.41
Value at end of period	$35.39	$32.34	$27.51	$29.91	$26.41	$24.82	$25.62	$24.44	$21.21	$18.91
Number of accumulation units outstanding at end of period	97	98	98	98	98	98	506	2,929	2,799	2,779
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2016)
Value at beginning of period	$14.60	$11.50	$12.50	$10.61	$9.91
Value at end of period	$16.12	$14.60	$11.50	$12.50	$10.61
Number of accumulation units outstanding at end of period	0	0	0	0	27
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.03	$14.11	$14.59	$13.48	$12.85	$13.60	$13.72	$14.48	$13.60	$13.28
Value at end of period	$16.21	$15.03	$14.11	$14.59	$13.48	$12.85	$13.60	$13.72	$14.48	$13.60
Number of accumulation units outstanding at end of period	858	859	859	859	105	378	2,030	5,515	5,351	5,490

CFI 252

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.88	$10.72	$11.92	$9.76	$9.32	$10.01
Value at end of period	$12.61	$12.88	$10.72	$11.92	$9.76	$9.32
Number of accumulation units outstanding at end of period	142	142	490	490	1,457	1,335
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.48	$12.40	$12.37	$12.45	$12.59	$12.76	$12.92	$13.09	$13.26	$13.43
Value at end of period	$12.35	$12.48	$12.40	$12.37	$12.45	$12.59	$12.76	$12.92	$13.09	$13.26
Number of accumulation units outstanding at end of period	9,079	10,589	2,450	2,062	1,383	1,612	4,303	9,989	9,869	9,835
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$36.34	$28.56	$30.29	$25.50	$23.53	$24.18	$22.13	$17.16	$15.01	$15.25
Value at end of period	$42.06	$36.34	$28.56	$30.29	$25.50	$23.53	$24.18	$22.13	$17.16	$15.01
Number of accumulation units outstanding at end of period	3,733	4,134	4,112	5,052	5,307	6,950	9,703	12,768	8,328	8,005
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.90	$19.26	$20.16	$19.23	$17.00	$17.57	$17.60	$16.88	$15.00	$14.55
Value at end of period	$22.84	$21.90	$19.26	$20.16	$19.23	$17.00	$17.57	$17.60	$16.88	$15.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	52	1,168	412	527	528
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.38	$38.47	$41.82	$33.99	$31.23	$31.37	$27.91	$21.27	$18.83	$19.09
Value at end of period	$56.50	$49.38	$38.47	$41.82	$33.99	$31.23	$31.37	$27.91	$21.27	$18.83
Number of accumulation units outstanding at end of period	357	661	570	469	541	873	3,034	4,716	4,827	5,723
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$48.79	$38.89	$46.00	$41.03	$35.18	$36.29	$33.56	$25.27	$21.75	$22.29
Value at end of period	$52.13	$48.79	$38.89	$46.00	$41.03	$35.18	$36.29	$33.56	$25.27	$21.75
Number of accumulation units outstanding at end of period	520	420	336	559	526	1,460	2,584	5,006	5,005	3,876
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.22	$28.46	$32.92	$30.34	$24.14	$25.27	$24.28	$17.23	$15.54	$15.86
Value at end of period	$35.60	$34.22	$28.46	$32.92	$30.34	$24.14	$25.27	$24.28	$17.23	$15.54
Number of accumulation units outstanding at end of period	478	478	479	479	479	479	1,224	1,548	1,015	1,350
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.07	$23.12	$23.55	$22.71	$22.05	$22.21	$21.09	$21.39	$19.81	$18.67
Value at end of period	$26.67	$25.07	$23.12	$23.55	$22.71	$22.05	$22.21	$21.09	$21.39	$19.81
Number of accumulation units outstanding at end of period	414	414	4,259	3,847	3,199	4,348	5,423	11,616	12,202	11,806
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.01	$9.19	$10.79	$8.75	$8.79	$8.99	$9.68	$8.07	$6.89	$7.95
Value at end of period	$11.73	$11.01	$9.19	$10.79	$8.75	$8.79	$8.99	$9.68	$8.07	$6.89
Number of accumulation units outstanding at end of period	0	0	1,351	744	0	43	74	218	213	100
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$30.58	$23.33	$24.00	$18.74	$18.26	$17.39	$15.50	$11.99	$10.29	$10.31
Value at end of period	$39.51	$30.58	$23.33	$24.00	$18.74	$18.26	$17.39	$15.50	$11.99	$10.29
Number of accumulation units outstanding at end of period	1,805	1,793	2,305	2,721	2,212	3,788	8,573	3,137	1,848	2,911
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.85	$14.45	$15.88	$14.17	$12.60	$13.36	$12.30	$9.52	$8.41	$8.23
Value at end of period	$18.72	$17.85	$14.45	$15.88	$14.17	$12.60	$13.36	$12.30	$9.52	$8.41
Number of accumulation units outstanding at end of period	1,775	1,836	6,991	6,756	6,828	7,618	28,886	38,261	21,022	19,098
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$38.26	$29.97	$32.82	$26.58	$25.10	$25.30	$23.55	$18.08	$16.04	$16.33
Value at end of period	$53.31	$38.26	$29.97	$32.82	$26.58	$25.10	$25.30	$23.55	$18.08	$16.04
Number of accumulation units outstanding at end of period	107	92	1,239	1,207	300	607	1,007	1,344	316	419

CFI 253

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$44.77	$33.39	$34.16	$26.36	$25.06	$23.60	$21.14	$16.22	$14.35	$13.95
Value at end of period	$61.19	$44.77	$33.39	$34.16	$26.36	$25.06	$23.60	$21.14	$16.22	$14.35
Number of accumulation units outstanding at end of period	328	273	202	140	0	67	0	0	0	0
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.79	$19.12	$20.07	$16.59	$15.15	$15.03	$13.48	$10.35	$9.07	$8.96
Value at end of period	$29.82	$24.79	$19.12	$20.07	$16.59	$15.15	$15.03	$13.48	$10.35	$9.07
Number of accumulation units outstanding at end of period	2	92	3,118	2,395	101	8	77	3,396	1,138	1,054
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$29.17	$23.52	$25.59	$22.90	$20.12	$21.18	$19.12	$14.74	$12.88	$12.97
Value at end of period	$29.14	$29.17	$23.52	$25.59	$22.90	$20.12	$21.18	$19.12	$14.74	$12.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	36	127	123	42
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$40.22	$30.29	$32.43	$26.42	$25.05	$25.58	$23.33	$17.52	$15.37	$15.92
Value at end of period	$53.41	$40.22	$30.29	$32.43	$26.42	$25.05	$25.58	$23.33	$17.52	$15.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	57	107	96	85
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2012)
Value at beginning of period	$23.93	$18.66	$20.84	$17.90	$15.99	$16.67	$14.98	$11.31	$10.73
Value at end of period	$27.56	$23.93	$18.66	$20.84	$17.90	$15.99	$16.67	$14.98	$11.31
Number of accumulation units outstanding at end of period	400	304	3,407	2,518	1,454	1,120	346	51	51
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$22.94	$18.57	$21.21	$18.80	$15.73	$16.69	$16.54
Value at end of period	$27.08	$22.94	$18.57	$21.21	$18.80	$15.73	$16.69
Number of accumulation units outstanding at end of period	0	166	2,491	1,922	1,108	1,018	289
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.54	$18.16	$21.87	$18.66	$16.67	$17.05	$16.35	$11.91	$10.48	$10.52
Value at end of period	$28.11	$22.54	$18.16	$21.87	$18.66	$16.67	$17.05	$16.35	$11.91	$10.48
Number of accumulation units outstanding at end of period	0	0	0	0	998	824	0	1,530	1,744	1,503
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$64.89	$52.08	$62.70	$57.08	$46.45	$47.43	$45.10	$33.17	$29.34	$30.48
Value at end of period	$71.91	$64.89	$52.08	$62.70	$57.08	$46.45	$47.43	$45.10	$33.17	$29.34
Number of accumulation units outstanding at end of period	122	112	101	447	418	535	1,046	1,945	1,490	1,779
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.58	$15.94	$17.13	$15.05	$14.40	$14.60	$14.01	$12.20	$10.90	$11.39
Value at end of period	$20.83	$18.58	$15.94	$17.13	$15.05	$14.40	$14.60	$14.01	$12.20	$10.90
Number of accumulation units outstanding at end of period	446	371	2,294	2,235	2,006	8,686	10,047	11,335	14,452	8,429
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.23	$16.80	$18.58	$15.76	$15.02	$15.29	$14.66	$12.34	$10.86	$11.54
Value at end of period	$22.85	$20.23	$16.80	$18.58	$15.76	$15.02	$15.29	$14.66	$12.34	$10.86
Number of accumulation units outstanding at end of period	1,184	1,106	1,551	1,138	607	518	1,578	3,696	3,789	4,411
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.96	$17.14	$19.34	$16.16	$15.39	$15.74	$15.03	$12.33	$10.82	$11.56
Value at end of period	$24.06	$20.96	$17.14	$19.34	$16.16	$15.39	$15.74	$15.03	$12.33	$10.82
Number of accumulation units outstanding at end of period	921	1,493	1,946	1,381	0	150	2,181	2,278	1,734	2,131
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2011)
Value at beginning of period	$21.07	$17.15	$19.42	$16.17	$15.39	$15.73	$15.00	$12.30	$10.79	$9.92
Value at end of period	$24.13	$21.07	$17.15	$19.42	$16.17	$15.39	$15.73	$15.00	$12.30	$10.79
Number of accumulation units outstanding at end of period	0	0	218	61	369	688	367	346	286	75

CFI 254

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.22	$14.53	$15.18	$14.07	$13.64	$13.81	$13.23	$12.53	$11.56	$11.67
Value at end of period	$17.93	$16.22	$14.53	$15.18	$14.07	$13.64	$13.81	$13.23	$12.53	$11.56
Number of accumulation units outstanding at end of period	98	0	2,157	2,160	2,161	2,166	0	57	58	59
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2012)
Value at beginning of period	$14.58	$12.85	$13.59	$12.49	$11.95	$12.15	$11.66	$10.78	$10.32
Value at end of period	$16.02	$14.58	$12.85	$13.59	$12.49	$11.95	$12.15	$11.66	$10.78
Number of accumulation units outstanding at end of period	505	382	246	133	0	0	0	270	270
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$26.58	$23.45	$24.76	$22.69	$21.75	$22.08	$20.98	$18.96	$17.10	$17.02
Value at end of period	$28.98	$26.58	$23.45	$24.76	$22.69	$21.75	$22.08	$20.98	$18.96	$17.10
Number of accumulation units outstanding at end of period	0	0	0	0	1,396	1,326	1,216	1,575	1,373	1,299
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.91	$24.67	$27.26	$23.43	$22.20	$22.76	$21.63	$17.91	$15.78	$16.46
Value at end of period	$33.78	$29.91	$24.67	$27.26	$23.43	$22.20	$22.76	$21.63	$17.91	$15.78
Number of accumulation units outstanding at end of period	342	255	205	93	0	0	63	46	47	58
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$28.04	$23.81	$25.68	$22.73	$21.59	$22.00	$20.89	$18.15	$16.19	$16.49
Value at end of period	$31.20	$28.04	$23.81	$25.68	$22.73	$21.59	$22.00	$20.89	$18.15	$16.19
Number of accumulation units outstanding at end of period	248	248	249	399	366	366	366	480	114	120
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.00	$12.16	$12.36	$12.13	$12.01	$12.14	$11.63	$12.09	$12.01
Value at end of period	$13.75	$13.00	$12.16	$12.36	$12.13	$12.01	$12.14	$11.63	$12.09
Number of accumulation units outstanding at end of period	182	124	58	33	0	0	27	79	68
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.51	$30.63	$36.23	$33.03	$26.97	$27.81	$25.05	$19.32	$16.82	$17.60
Value at end of period	$40.37	$39.51	$30.63	$36.23	$33.03	$26.97	$27.81	$25.05	$19.32	$16.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	34	28
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$48.43	$35.42	$36.58	$28.90	$27.80	$29.65	$28.79	$21.01	$17.78	$17.63
Value at end of period	$63.70	$48.43	$35.42	$36.58	$28.90	$27.80	$29.65	$28.79	$21.01	$17.78
Number of accumulation units outstanding at end of period	0	0	280	280	281	281	1,887	1,224	1,492	1,479
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.10	$13.08	$14.48	$13.25	$13.30	$13.67	$12.14	$11.83	$9.51	$10.15
Value at end of period	$15.13	$16.10	$13.08	$14.48	$13.25	$13.30	$13.67	$12.14	$11.83	$9.51
Number of accumulation units outstanding at end of period	0	0	0	80	80	669	1,564	916	544	110
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.46	$16.17	$17.74	$17.09	$16.61	$16.34	$12.75	$12.65	$11.09	$10.26
Value at end of period	$18.87	$20.46	$16.17	$17.74	$17.09	$16.61	$16.34	$12.75	$12.65	$11.09
Number of accumulation units outstanding at end of period	107	887	860	837	5	5	4	2,345	1,823	1,568
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$42.94	$32.69	$36.39	$30.32	$28.34	$27.88	$25.04	$18.82	$16.99	$18.05
Value at end of period	$51.47	$42.94	$32.69	$36.39	$30.32	$28.34	$27.88	$25.04	$18.82	$16.99
Number of accumulation units outstanding at end of period	0	0	0	0	68	1,396	1,275	1,472	1,322	396
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.25	$16.23	$19.99	$18.26	$14.95	$15.61	$15.15	$10.97	$9.73	$10.13
Value at end of period	$20.82	$19.25	$16.23	$19.99	$18.26	$14.95	$15.61	$15.15	$10.97	$9.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	118	118	0

CFI 255

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$27.16	$21.97	$25.41	$21.88	$18.81	$20.27	$18.82	$14.12	$12.06	$12.47
Value at end of period	$26.68	$27.16	$21.97	$25.41	$21.88	$18.81	$20.27	$18.82	$14.12	$12.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	107	3,461	3,255	2,831
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.47	$19.80	$22.16	$20.24	$17.79	$18.40	$17.11	$13.87	$12.46	$12.76
Value at end of period	$25.48	$23.47	$19.80	$22.16	$20.24	$17.79	$18.40	$17.11	$13.87	$12.46
Number of accumulation units outstanding at end of period	546	547	7,002	6,786	8,866	13,735	17,582	18,228	18,973	17,601
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.43	$19.85	$23.27	$20.70	$17.48	$18.25	$16.79	$12.70	$11.23	$11.63
Value at end of period	$24.82	$24.43	$19.85	$23.27	$20.70	$17.48	$18.25	$16.79	$12.70	$11.23
Number of accumulation units outstanding at end of period	1	1	1	1	0	0	0	154	154	154
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$29.09	$22.36	$26.10	$19.37	$19.58	$19.05	$18.86	$15.03	$12.51	$13.80
Value at end of period	$36.69	$29.09	$22.36	$26.10	$19.37	$19.58	$19.05	$18.86	$15.03	$12.51
Number of accumulation units outstanding at end of period	2,572	3,471	3,869	4,314	4,944	6,611	10,686	24,797	23,061	23,373
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.17	$22.44	$27.31	$19.35	$17.35	$20.88	$20.96	$22.52	$19.16	$23.75
Value at end of period	$38.41	$29.17	$22.44	$27.31	$19.35	$17.35	$20.88	$20.96	$22.52	$19.16
Number of accumulation units outstanding at end of period	667	667	667	660	0	579	1,052	766	584	115
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$39.95	$32.07	$37.01	$32.96	$29.12	$30.42	$26.80	$20.64	$17.42	$18.60
Value at end of period	$39.55	$39.95	$32.07	$37.01	$32.96	$29.12	$30.42	$26.80	$20.64	$17.42
Number of accumulation units outstanding at end of period	0	0	0	0	76	528	1,259	788	577	158
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.91	$26.38	$29.87	$26.19	$21.82	$22.95	$21.46	$15.65	$13.35	$13.71
Value at end of period	$37.78	$32.91	$26.38	$29.87	$26.19	$21.82	$22.95	$21.46	$15.65	$13.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	34	30	26	35	0
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$31.71	$25.83	$26.04	$22.92	$21.49	$20.69	$18.69	$15.49	$13.71	$13.50
Value at end of period	$36.92	$31.71	$25.83	$26.04	$22.92	$21.49	$20.69	$18.69	$15.49	$13.71
Number of accumulation units outstanding at end of period	0	202	17,991	17,062	14,059	11,833	9,696	13,496	12,827	10,890
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$38.70	$28.58	$29.92	$24.29	$22.91	$22.75	$20.61	$15.44	$13.47	$14.18
Value at end of period	$50.37	$38.70	$28.58	$29.92	$24.29	$22.91	$22.75	$20.61	$15.44	$13.47
Number of accumulation units outstanding at end of period	139	140	142	140	1,835	1,709	2,975	11,849	11,651	13,904
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$33.92	$27.18	$30.37	$26.47	$22.58	$24.57	$23.16	$18.09	$15.63	$15.98
Value at end of period	$33.80	$33.92	$27.18	$30.37	$26.47	$22.58	$24.57	$23.16	$18.09	$15.63
Number of accumulation units outstanding at end of period	0	0	0	0	47	64	84	458	465	369
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$68.12	$52.75	$54.03	$40.97	$40.89	$37.38	$34.85	$25.35	$21.60	$22.12
Value at end of period	$91.90	$68.12	$52.75	$54.03	$40.97	$40.89	$37.38	$34.85	$25.35	$21.60
Number of accumulation units outstanding at end of period	803	1,253	1,634	1,854	2,564	2,650	3,545	6,162	4,454	4,983
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.39	$16.18	$19.09	$15.13	$15.04	$15.38	$15.75	$13.96	$11.91	$13.76
Value at end of period	$23.04	$20.39	$16.18	$19.09	$15.13	$15.04	$15.38	$15.75	$13.96	$11.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	13

CFI 256

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WANGER INTERNATIONAL
Value at beginning of period	$15.54	$12.11	$14.91	$11.36	$11.68	$11.82	$12.53	$10.37	$8.64	$10.25
Value at end of period	$17.54	$15.54	$12.11	$14.91	$11.36	$11.68	$11.82	$12.53	$10.37	$8.64
Number of accumulation units outstanding at end of period	43	43	43	43	0	0	2,288	721	55	40
WANGER SELECT
Value at beginning of period	$32.09	$25.15	$29.09	$23.26	$20.79	$21.01	$20.64	$15.53	$13.29	$16.35
Value at end of period	$40.12	$32.09	$25.15	$29.09	$23.26	$20.79	$21.01	$20.64	$15.53	$13.29
Number of accumulation units outstanding at end of period	0	0	1,562	1,691	1,599	2,138	2,058	1,892	1,105	694
WANGER USA
Value at beginning of period	$36.10	$27.90	$28.68	$24.30	$21.65	$22.07	$21.34	$16.16	$13.64	$14.32
Value at end of period	$44.27	$36.10	$27.90	$28.68	$24.30	$21.65	$22.07	$21.34	$16.16	$13.64
Number of accumulation units outstanding at end of period	0	0	3,254	3,362	3,248	3,197	3,118	8,087	8,421	6,703
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$49.66	$39.30	$46.14	$42.09	$33.09	$35.12	$33.14	$24.31	$21.71	$22.48
Value at end of period	$49.58	$49.66	$39.30	$46.14	$42.09	$33.09	$35.12	$33.14	$24.31	$21.71
Number of accumulation units outstanding at end of period	0	0	0	0	78	72	334	2,175	2,132	2,074

TABLE 30
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during September 2011)
Value at beginning of period	$33.41	$25.29	$26.07	$20.73	$20.60	$20.38	$19.71	$14.83	$13.08	$12.03
Value at end of period	$44.75	$33.41	$25.29	$26.07	$20.73	$20.60	$20.38	$19.71	$14.83	$13.08
Number of accumulation units outstanding at end of period	0	0	0	7	5	14	9	920	853	762
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during September 2011)
Value at beginning of period	$27.91	$21.26	$21.04	$16.53	$15.57	$15.85	$14.09	$11.62	$10.59	$9.69
Value at end of period	$36.58	$27.91	$21.26	$21.04	$16.53	$15.57	$15.85	$14.09	$11.62	$10.59
Number of accumulation units outstanding at end of period	206	166	119	74	32	0	13	256	73	495
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$23.46	$18.98	$20.30	$16.91	$15.67	$16.35	$15.19	$11.87	$10.97	$10.91
Value at end of period	$26.37	$23.46	$18.98	$20.30	$16.91	$15.67	$16.35	$15.19	$11.87	$10.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	48	922	685	488
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.31	$11.56	$12.02	$11.82	$11.44	$11.85	$11.70	$13.05	$12.40	$11.12
Value at end of period	$13.39	$12.31	$11.56	$12.02	$11.82	$11.44	$11.85	$11.70	$13.05	$12.40
Number of accumulation units outstanding at end of period	0	0	0	128	105	82	293	734	0	0
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$22.41	$17.81	$19.34	$15.90	$14.33	$14.05	$13.08	$10.08	$8.72	$9.02
Value at end of period	$25.41	$22.41	$17.81	$19.34	$15.90	$14.33	$14.05	$13.08	$10.08	$8.72
Number of accumulation units outstanding at end of period	0	0	0	2,548	2,360	2,266	4,805	5,779	1,031	461

CFI 257

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during September 2011)
Value at beginning of period	$20.18	$15.64	$17.55	$14.03	$13.44	$13.27	$13.21	$10.35	$8.60	$8.15
Value at end of period	$27.37	$20.18	$15.64	$17.55	$14.03	$13.44	$13.27	$13.21	$10.35	$8.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	266	2,036	1,614	1,372
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.35	$11.59	$11.76	$11.55	$11.39	$11.52	$11.06	$11.44	$10.95	$10.42
Value at end of period	$13.49	$12.35	$11.59	$11.76	$11.55	$11.39	$11.52	$11.06	$11.44	$10.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	343	252	0	0
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$34.26	$27.11	$28.32	$22.76	$21.28	$20.47	$18.99	$14.39	$12.10	$12.89
Value at end of period	$46.58	$34.26	$27.11	$28.32	$22.76	$21.28	$20.47	$18.99	$14.39	$12.10
Number of accumulation units outstanding at end of period	1,232	983	726	14,282	11,667	10,714	5,612	5,135	542	292
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$29.43	$23.77	$24.84	$20.96	$18.74	$19.04	$17.36	$13.35	$12.03	$11.39
Value at end of period	$31.27	$29.43	$23.77	$24.84	$20.96	$18.74	$19.04	$17.36	$13.35	$12.03
Number of accumulation units outstanding at end of period	30	30	30	30	149	68	31	984	711	382
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during April 2012)
Value at beginning of period	$20.85	$18.30	$22.79	$20.71	$16.92	$19.13	$17.67	$12.40	$11.70
Value at end of period	$21.36	$20.85	$18.30	$22.79	$20.71	$16.92	$19.13	$17.67	$12.40
Number of accumulation units outstanding at end of period	0	0	0	15	12	17	13	488	215
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2013)
Value at beginning of period	$24.17	$19.65	$23.08	$20.18	$17.70	$18.71	$17.09	$14.54
Value at end of period	$26.24	$24.17	$19.65	$23.08	$20.18	$17.70	$18.71	$17.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	9	5	2
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.79	$10.82	$12.31	$9.52	$10.68	$11.26	$11.52	$9.33	$7.54	$8.24
Value at end of period	$14.64	$13.79	$10.82	$12.31	$9.52	$10.68	$11.26	$11.52	$9.33	$7.54
Number of accumulation units outstanding at end of period	0	0	0	64	35	32	231	452	140	0
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$14.15	$11.25	$11.97	$10.39	$9.80
Value at end of period	$14.87	$14.15	$11.25	$11.97	$10.39
Number of accumulation units outstanding at end of period	1	1	1	344	322
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.18	$25.40	$26.46	$23.94	$22.50	$23.32	$21.56	$18.52	$16.99	$16.47
Value at end of period	$35.46	$31.18	$25.40	$26.46	$23.94	$22.50	$23.32	$21.56	$18.52	$16.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2012)
Value at beginning of period	$20.00	$15.44	$18.08	$16.17	$14.38	$15.37	$13.91	$10.43	$10.36
Value at end of period	$21.01	$20.00	$15.44	$18.08	$16.17	$14.38	$15.37	$13.91	$10.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,331	1,240
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$69.46	$53.51	$57.93	$48.18	$45.21	$45.52	$41.22	$31.82	$27.71	$28.81
Value at end of period	$89.48	$69.46	$53.51	$57.93	$48.18	$45.21	$45.52	$41.22	$31.82	$27.71
Number of accumulation units outstanding at end of period	157	157	170	1,538	1,447	1,437	1,873	2,630	949	1,091

CFI 258

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.02	$32.62	$36.06	$32.37	$27.80	$29.34	$27.36	$21.64	$18.70	$18.77
Value at end of period	$43.18	$41.02	$32.62	$36.06	$32.37	$27.80	$29.34	$27.36	$21.64	$18.70
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	32	24	30	31
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$52.04	$39.27	$39.88	$29.91	$30.07	$28.44	$25.90	$19.26	$17.02	$17.21
Value at end of period	$73.88	$52.04	$39.27	$39.88	$29.91	$30.07	$28.44	$25.90	$19.26	$17.02
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	422	322	0	0
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.71	$20.39	$24.26	$18.88	$20.15	$19.71	$21.74	$16.89	$14.18	$17.35
Value at end of period	$29.32	$25.71	$20.39	$24.26	$18.88	$20.15	$19.71	$21.74	$16.89	$14.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$37.81	$30.33	$35.29	$32.33	$25.17	$27.55	$27.76	$20.65	$17.68	$18.62
Value at end of period	$39.24	$37.81	$30.33	$35.29	$32.33	$25.17	$27.55	$27.76	$20.65	$17.68
Number of accumulation units outstanding at end of period	109	110	120	2,255	2,506	874	1,208	931	122	122
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$91.49	$74.79	$86.29	$64.89	$61.53	$72.58	$77.28	$72.29	$60.63	$75.04
Value at end of period	$105.81	$91.49	$74.79	$86.29	$64.89	$61.53	$72.58	$77.28	$72.29	$60.63
Number of accumulation units outstanding at end of period	23	23	23	23	23	23	307	629	404	196
INVESCO INTERNATIONAL SMALL-MID COMPANY FUND (CLASS Y)
(Funds were first received in this option during January 2016)
Value at beginning of period	$16.43	$13.32	$14.87	$10.90	$10.79
Value at end of period	$20.28	$16.43	$13.32	$14.87	$10.90
Number of accumulation units outstanding at end of period	0	0	0	2,884	1,951
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$22.98	$18.52	$21.32	$18.78	$17.00	$18.01	$17.47	$16.05
Value at end of period	$13.30	$22.98	$18.52	$21.32	$18.78	$17.00	$18.01	$17.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	11
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$30.38	$24.34	$27.52	$24.43	$20.98	$22.59	$20.46	$14.71	$12.63	$13.09
Value at end of period	$35.94	$30.38	$24.34	$27.52	$24.43	$20.98	$22.59	$20.46	$14.71	$12.63
Number of accumulation units outstanding at end of period	0	0	0	563	525	27	0	0	0	0
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$89.44	$66.29	$69.73	$55.50	$55.00	$53.09	$49.63	$35.89	$37.15
Value at end of period	$125.62	$89.44	$66.29	$69.73	$55.50	$55.00	$53.09	$49.63	$35.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.23	$15.12	$16.91	$15.15	$13.92	$14.98	$14.04	$11.01	$9.80	$9.94
Value at end of period	$21.60	$19.23	$15.12	$16.91	$15.15	$13.92	$14.98	$14.04	$11.01	$9.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during January 2016)
Value at beginning of period	$18.88	$12.74	$13.61	$10.38	$9.99
Value at end of period	$25.34	$18.88	$12.74	$13.61	$10.38
Number of accumulation units outstanding at end of period	0	0	0	3,429	2,656

CFI 259

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.23	$18.06	$21.99	$20.31	$16.32	$17.15	$16.55	$12.37	$10.80	$11.15
Value at end of period	$22.36	$22.23	$18.06	$21.99	$20.31	$16.32	$17.15	$16.55	$12.37	$10.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.96	$19.80	$23.63	$22.42	$19.52	$20.56	$18.69	$14.54	$12.86	$13.58
Value at end of period	$24.23	$23.96	$19.80	$23.63	$22.42	$19.52	$20.56	$18.69	$14.54	$12.86
Number of accumulation units outstanding at end of period	145	146	158	158	159	159	309	1,388	1,245	1,165
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$23.45	$18.92	$20.40	$17.46	$16.11	$16.42	$15.09	$11.09	$10.14	$10.60
Value at end of period	$27.58	$23.45	$18.92	$20.40	$17.46	$16.11	$16.42	$15.09	$11.09	$10.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	241	167	0	0
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$19.55	$16.40	$17.33	$15.52	$14.87	$15.15	$14.22	$12.39	$11.28	$11.65
Value at end of period	$22.42	$19.55	$16.40	$17.33	$15.52	$14.87	$15.15	$14.22	$12.39	$11.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.22	$14.23	$14.75	$14.42	$13.90	$14.48	$14.24	$15.90	$14.81	$13.45
Value at end of period	$16.78	$15.22	$14.23	$14.75	$14.42	$13.90	$14.48	$14.24	$15.90	$14.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	300	1,966	1,622	761
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.74	$18.37	$19.25	$18.20	$16.15	$17.04	$17.25	$15.61	$13.63	$14.05
Value at end of period	$20.97	$20.74	$18.37	$19.25	$18.20	$16.15	$17.04	$17.25	$15.61	$13.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.47	$20.62	$20.64	$20.44	$19.50	$20.65	$20.60	$20.43	$17.88	$18.56
Value at end of period	$19.31	$20.47	$20.62	$20.64	$20.44	$19.50	$20.65	$20.60	$20.43	$17.88
Number of accumulation units outstanding at end of period	13	14	14	1,690	1,504	1,422	1,279	2,164	660	599
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.96	$27.20	$29.59	$26.14	$24.58	$25.38	$24.22	$21.03	$18.76	$19.27
Value at end of period	$34.95	$31.96	$27.20	$29.59	$26.14	$24.58	$25.38	$24.22	$21.03	$18.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,091	1,042	1,005
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.78	$13.88	$14.36	$13.27	$12.66	$13.59	$13.53	$14.29	$13.60	$13.29
Value at end of period	$15.93	$14.78	$13.88	$14.36	$13.27	$12.66	$13.59	$13.53	$14.29	$13.60
Number of accumulation units outstanding at end of period	68	69	112	112	113	114	668	713	116	116
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.85	$10.70	$11.90	$9.75	$9.32	$10.01
Value at end of period	$12.57	$12.85	$10.70	$11.90	$9.75	$9.32
Number of accumulation units outstanding at end of period	89	89	89	94	94	95
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.33	$12.26	$12.23	$12.33	$12.47	$12.64	$12.81	$12.98	$13.15	$13.33
Value at end of period	$12.20	$12.33	$12.26	$12.23	$12.33	$12.47	$12.64	$12.81	$12.98	$13.15
Number of accumulation units outstanding at end of period	3,468	3,470	3,472	24	0	0	0	0	0	0
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$35.91	$28.24	$29.96	$25.24	$23.30	$23.96	$21.94	$17.02	$14.90	$15.14
Value at end of period	$41.55	$35.91	$28.24	$29.96	$25.24	$23.30	$23.96	$21.94	$17.02	$14.90
Number of accumulation units outstanding at end of period	0	0	0	756	541	297	60	8,886	8,164	7,343

CFI 260

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.74	$19.13	$20.03	$19.12	$16.91	$17.49	$17.52	$16.82	$14.95	$14.51
Value at end of period	$22.66	$21.74	$19.13	$20.03	$19.12	$16.91	$17.49	$17.52	$16.82	$14.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	54	1,723	1,551	762
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$48.81	$38.04	$41.38	$33.65	$30.93	$31.09	$27.67	$21.10	$18.69	$18.96
Value at end of period	$55.81	$48.81	$38.04	$41.38	$33.65	$30.93	$31.09	$27.67	$21.10	$18.69
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	1	410	410	410
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$48.26	$38.49	$45.55	$40.65	$34.87	$35.99	$33.30	$25.08	$21.60	$22.15
Value at end of period	$51.54	$48.26	$38.49	$45.55	$40.65	$34.87	$35.99	$33.30	$25.08	$21.60
Number of accumulation units outstanding at end of period	42	42	43	46	47	47	194	844	707	660
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.85	$28.17	$32.59	$30.06	$23.93	$25.06	$24.09	$17.11	$15.43	$15.76
Value at end of period	$35.20	$33.85	$28.17	$32.59	$30.06	$23.93	$25.06	$24.09	$17.11	$15.43
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	1	1	1	1
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.77	$22.86	$23.30	$22.48	$21.84	$22.00	$20.91	$21.22	$19.66	$18.53
Value at end of period	$26.35	$24.77	$22.86	$23.30	$22.48	$21.84	$22.00	$20.91	$21.22	$19.66
Number of accumulation units outstanding at end of period	338	339	366	1,681	1,632	1,747	156	901	688	524
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$10.95	$9.14	$10.74	$8.71	$8.76	$8.96	$9.65	$8.05	$6.88	$7.94
Value at end of period	$11.65	$10.95	$9.14	$10.74	$8.71	$8.76	$8.96	$9.65	$8.05	$6.88
Number of accumulation units outstanding at end of period	4	4	45	45	45	46	46	46	47	47
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$30.44	$23.24	$23.91	$18.68	$18.21	$17.35	$16.34
Value at end of period	$39.31	$30.44	$23.24	$23.91	$18.68	$18.21	$17.35
Number of accumulation units outstanding at end of period	1	1	1	2	2	2	489
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.72	$14.36	$15.79	$14.09	$12.54	$13.30	$12.25	$9.49	$8.38	$8.21
Value at end of period	$18.58	$17.72	$14.36	$15.79	$14.09	$12.54	$13.30	$12.25	$9.49	$8.38
Number of accumulation units outstanding at end of period	189	190	190	207	209	210	417	15,661	14,505	13,278
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2016)
Value at beginning of period	$15.97	$12.97	$14.29	$12.79	$11.62
Value at end of period	$16.69	$15.97	$12.97	$14.29	$12.79
Number of accumulation units outstanding at end of period	1	1	1	578	543
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$37.91	$29.71	$32.55	$26.38	$24.92	$25.13	$23.40	$17.97	$15.95	$16.25
Value at end of period	$52.79	$37.91	$29.71	$32.55	$26.38	$24.92	$25.13	$23.40	$17.97	$15.95
Number of accumulation units outstanding at end of period	0	0	13	1,481	1,324	1,266	2,570	2,484	13	13
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$44.53	$33.23	$34.01	$26.26	$24.98	$23.53	$21.09	$16.19	$14.33	$13.94
Value at end of period	$60.83	$44.53	$33.23	$34.01	$26.26	$24.98	$23.53	$21.09	$16.19	$14.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	28	12	0	0
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.65	$19.02	$19.97	$16.52	$15.09	$14.98	$13.45	$10.32	$9.05	$8.95
Value at end of period	$29.63	$24.65	$19.02	$19.97	$16.52	$15.09	$14.98	$13.45	$10.32	$9.05
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	981	681	0	0

CFI 261

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$29.01	$23.41	$25.48	$22.81	$20.05	$21.12	$19.08	$14.71	$12.86	$12.96
Value at end of period	$28.97	$29.01	$23.41	$25.48	$22.81	$20.05	$21.12	$19.08	$14.71	$12.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2016)
Value at beginning of period	$23.79	$18.56	$20.74	$17.82	$15.50
Value at end of period	$27.39	$23.79	$18.56	$20.74	$17.82
Number of accumulation units outstanding at end of period	0	0	0	1,950	1,348
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$22.81	$18.47	$21.10	$18.72	$15.67	$16.64	$16.07	$13.60
Value at end of period	$26.91	$22.81	$18.47	$21.10	$18.72	$15.67	$16.64	$16.07
Number of accumulation units outstanding at end of period	0	0	0	16	13	134	99	65
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.33	$18.00	$21.69	$18.52	$16.55	$16.93	$16.25	$11.84	$10.42	$10.47
Value at end of period	$27.84	$22.33	$18.00	$21.69	$18.52	$16.55	$16.93	$16.25	$11.84	$10.42
Number of accumulation units outstanding at end of period	0	0	0	1,752	1,589	1,519	1,620	1,410	0	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$64.15	$51.52	$62.05	$56.52	$46.01	$47.01	$44.72	$32.91	$29.13	$30.27
Value at end of period	$71.06	$64.15	$51.52	$62.05	$56.52	$46.01	$47.01	$44.72	$32.91	$29.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	29	23	0	0
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.45	$15.83	$17.02	$14.96	$14.32	$14.53	$13.95	$12.16	$10.86	$11.36
Value at end of period	$20.67	$18.45	$15.83	$17.02	$14.96	$14.32	$14.53	$13.95	$12.16	$10.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3,165	2,380	0	0
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.08	$16.69	$18.46	$15.66	$14.94	$15.22	$14.60	$12.29	$10.83	$11.51
Value at end of period	$22.67	$20.08	$16.69	$18.46	$15.66	$14.94	$15.22	$14.60	$12.29	$10.83
Number of accumulation units outstanding at end of period	6	7	7	8	9	10	10	11	12	13
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.81	$17.02	$19.22	$16.07	$15.31	$15.66	$14.96	$12.29	$10.79	$11.52
Value at end of period	$23.87	$20.81	$17.02	$19.22	$16.07	$15.31	$15.66	$14.96	$12.29	$10.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4,234	3,156	0	0
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$20.97	$17.07	$19.35	$16.12	$15.35	$15.69	$15.12
Value at end of period	$24.00	$20.97	$17.07	$19.35	$16.12	$15.35	$15.69
Number of accumulation units outstanding at end of period	0	0	0	0	147	44	82
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$26.26	$23.19	$24.49	$22.46	$21.54	$21.87	$20.79	$18.80	$16.97	$16.89
Value at end of period	$28.62	$26.26	$23.19	$24.49	$22.46	$21.54	$21.87	$20.79	$18.80	$16.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.56	$24.39	$26.97	$23.19	$21.98	$22.55	$21.44	$17.76	$15.65	$16.34
Value at end of period	$33.36	$29.56	$24.39	$26.97	$23.19	$21.98	$22.55	$21.44	$17.76	$15.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$27.71	$23.55	$25.41	$22.49	$21.38	$21.79	$20.70	$18.00	$16.06	$16.37
Value at end of period	$30.81	$27.71	$23.55	$25.41	$22.49	$21.38	$21.79	$20.70	$18.00	$16.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 262

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.92	$12.09	$12.30	$12.08	$11.97	$12.10	$11.60	$12.07	$11.78	$11.13
Value at end of period	$13.67	$12.92	$12.09	$12.30	$12.08	$11.97	$12.10	$11.60	$12.07	$11.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	222	167	0	0
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.16	$30.37	$35.95	$32.79	$26.79	$27.63	$24.90	$19.21	$16.74	$17.52
Value at end of period	$39.99	$39.16	$30.37	$35.95	$32.79	$26.79	$27.63	$24.90	$19.21	$16.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	545	449	0	0
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$48.00	$35.12	$36.29	$28.69	$27.61	$29.47	$28.62	$20.90	$17.70	$17.55
Value at end of period	$63.11	$48.00	$35.12	$36.29	$28.69	$27.61	$29.47	$28.62	$20.90	$17.70
Number of accumulation units outstanding at end of period	11	11	22	27	27	28	987	765	84	84
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.01	$13.01	$14.42	$13.19	$13.25	$13.63	$12.11	$11.81	$9.49	$10.14
Value at end of period	$15.03	$16.01	$13.01	$14.42	$13.19	$13.25	$13.63	$12.11	$11.81	$9.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	89	52	0	0
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.32	$16.07	$17.64	$17.00	$16.52	$16.27	$12.70	$12.61	$11.06	$10.24
Value at end of period	$18.73	$20.32	$16.07	$17.64	$17.00	$16.52	$16.27	$12.70	$12.61	$11.06
Number of accumulation units outstanding at end of period	1	1	1	2,300	1,919	1,551	1,891	1,619	0	0
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$42.55	$32.41	$36.10	$30.10	$28.14	$27.70	$24.88	$18.72	$16.90	$17.97
Value at end of period	$50.98	$42.55	$32.41	$36.10	$30.10	$28.14	$27.70	$24.88	$18.72	$16.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.12	$16.12	$19.87	$18.16	$14.88	$15.54	$15.10	$10.93	$9.70	$10.11
Value at end of period	$20.66	$19.12	$16.12	$19.87	$18.16	$14.88	$15.54	$15.10	$10.93	$9.70
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.92	$21.79	$25.21	$21.72	$18.69	$20.14	$18.71	$14.05	$12.00	$12.42
Value at end of period	$26.44	$26.92	$21.79	$25.21	$21.72	$18.69	$20.14	$18.71	$14.05	$12.00
Number of accumulation units outstanding at end of period	0	0	0	1	1	1	2,321	1,778	1	1
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.52	$19.01	$21.28	$19.45	$17.10	$17.70	$16.46	$13.35	$12.00	$12.30
Value at end of period	$24.43	$22.52	$19.01	$21.28	$19.45	$17.10	$17.70	$16.46	$13.35	$12.00
Number of accumulation units outstanding at end of period	0	0	0	138	122	103	371	361	0	0
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.25	$19.71	$23.12	$20.57	$17.39	$18.16	$16.71	$12.65	$11.20	$11.60
Value at end of period	$24.62	$24.25	$19.71	$23.12	$20.57	$17.39	$18.16	$16.71	$12.65	$11.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	9	270	208	52	52
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.76	$21.35	$24.93	$18.51	$18.72	$18.22	$18.05	$14.39	$11.99	$13.23
Value at end of period	$35.00	$27.76	$21.35	$24.93	$18.51	$18.72	$18.22	$18.05	$14.39	$11.99
Number of accumulation units outstanding at end of period	251	252	283	291	292	305	849	1,725	1,275	1,186
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.96	$22.28	$27.14	$19.23	$17.26	$20.77	$20.87	$22.44	$19.09	$23.68
Value at end of period	$38.11	$28.96	$22.28	$27.14	$19.23	$17.26	$20.77	$20.87	$22.44	$19.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	492	335	0	497

CFI 263

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.60	$31.81	$36.72	$32.72	$28.92	$30.23	$26.65	$20.53	$17.34	$17.26
Value at end of period	$39.18	$39.60	$31.81	$36.72	$32.72	$28.92	$30.23	$26.65	$20.53	$17.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,201	971	0	0
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.67	$26.20	$29.68	$26.04	$21.70	$22.84	$21.37	$15.59	$13.31	$13.67
Value at end of period	$37.49	$32.67	$26.20	$29.68	$26.04	$21.70	$22.84	$21.37	$15.59	$13.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	349	309	0	0
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$31.48	$25.65	$25.87	$22.78	$21.37	$20.59	$18.61	$15.43	$13.66	$13.46
Value at end of period	$36.63	$31.48	$25.65	$25.87	$22.78	$21.37	$20.59	$18.61	$15.43	$13.66
Number of accumulation units outstanding at end of period	0	0	0	448	392	411	9,699	8,269	0	0
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$37.27	$27.53	$28.84	$23.42	$22.10	$21.96	$19.90	$14.92	$13.03	$13.71
Value at end of period	$48.48	$37.27	$27.53	$28.84	$23.42	$22.10	$21.96	$19.90	$14.92	$13.03
Number of accumulation units outstanding at end of period	14	14	14	20	20	21	67	68	22	22
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$33.64	$26.97	$30.15	$26.29	$22.44	$24.43	$23.04	$18.00	$15.57	$15.92
Value at end of period	$33.51	$33.64	$26.97	$30.15	$26.29	$22.44	$24.43	$23.04	$18.00	$15.57
Number of accumulation units outstanding at end of period	21	22	22	194	126	85	647	1,079	527	527
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$67.32	$52.15	$53.44	$40.55	$40.49	$37.04	$34.54	$25.14	$21.43	$21.95
Value at end of period	$90.77	$67.32	$52.15	$53.44	$40.55	$40.49	$37.04	$34.54	$25.14	$21.43
Number of accumulation units outstanding at end of period	25	25	39	120	143	138	90	71	45	46
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.24	$16.07	$18.97	$15.04	$14.96	$15.30	$15.69	$13.91	$11.87	$13.71
Value at end of period	$22.86	$20.24	$16.07	$18.97	$15.04	$14.96	$15.30	$15.69	$13.91	$11.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	15	6	0	0
WANGER INTERNATIONAL
Value at beginning of period	$15.44	$12.04	$14.83	$11.31	$11.63	$11.77	$12.48	$10.34	$8.62	$10.24
Value at end of period	$17.42	$15.44	$12.04	$14.83	$11.31	$11.63	$11.77	$12.48	$10.34	$8.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	652	1,836	1,280	1,173
WANGER SELECT
Value at beginning of period	$31.84	$24.96	$28.89	$23.12	$20.67	$20.90	$20.54	$15.47	$13.23	$16.30
Value at end of period	$39.79	$31.84	$24.96	$28.89	$23.12	$20.67	$20.90	$20.54	$15.47	$13.23
Number of accumulation units outstanding at end of period	0	0	0	78	69	58	608	1,565	985	834
WANGER USA
Value at beginning of period	$35.82	$27.69	$28.49	$24.15	$21.53	$21.95	$21.23	$16.09	$13.59	$14.27
Value at end of period	$43.90	$35.82	$27.69	$28.49	$24.15	$21.53	$21.95	$21.23	$16.09	$13.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	854
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$49.18	$38.94	$45.74	$41.75	$32.83	$34.86	$32.92	$24.16	$21.59	$22.36
Value at end of period	$49.08	$49.18	$38.94	$45.74	$41.75	$32.83	$34.86	$32.92	$24.16	$21.59
Number of accumulation units outstanding at end of period	8	8	8	8	8	8	8	8	50	50

CFI 264

Condensed Financial Information (continued)

TABLE 31
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$33.23	$25.17	$25.96	$20.65	$20.54	$20.32	$19.67	$14.80	$13.07	$13.98
Value at end of period	$44.49	$33.23	$25.17	$25.96	$20.65	$20.54	$20.32	$19.67	$14.80	$13.07
Number of accumulation units outstanding at end of period	55	56	115	87	157	55	979	695	298	49
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$27.75	$21.15	$20.94	$16.46	$15.51	$15.80	$14.05	$11.60	$10.58	$10.93
Value at end of period	$36.36	$27.75	$21.15	$20.94	$16.46	$15.51	$15.80	$14.05	$11.60	$10.58
Number of accumulation units outstanding at end of period	1,287	1,237	1,866	1,731	2,449	2,147	1,822	2,380	3,742	4,953
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$23.33	$18.88	$20.20	$16.84	$15.62	$16.30	$15.15	$11.84	$10.95	$10.90
Value at end of period	$26.21	$23.33	$18.88	$20.20	$16.84	$15.62	$16.30	$15.15	$11.84	$10.95
Number of accumulation units outstanding at end of period	692	682	884	986	2,011	1,848	1,442	3,127	829	1,716
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.24	$11.51	$11.97	$11.78	$11.40	$11.82	$11.67	$13.03	$12.39	$11.11
Value at end of period	$13.31	$12.24	$11.51	$11.97	$11.78	$11.40	$11.82	$11.67	$13.03	$12.39
Number of accumulation units outstanding at end of period	488	345	476	386	822	1,712	7,481	7,169	5,900	4,209
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$22.28	$17.71	$19.25	$15.83	$14.27	$14.00	$13.04	$10.06	$8.71	$9.00
Value at end of period	$25.25	$22.28	$17.71	$19.25	$15.83	$14.27	$14.00	$13.04	$10.06	$8.71
Number of accumulation units outstanding at end of period	2,185	3,714	3,414	4,096	3,102	3,528	4,204	4,829	1,430	2,096
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$20.06	$15.55	$17.47	$13.96	$13.39	$13.23	$13.18	$10.33	$8.58	$10.16
Value at end of period	$27.20	$20.06	$15.55	$17.47	$13.96	$13.39	$13.23	$13.18	$10.33	$8.58
Number of accumulation units outstanding at end of period	945	796	690	682	678	783	142	171	410	240
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.28	$11.52	$11.70	$11.50	$11.35	$11.48	$11.03	$11.41	$10.93	$10.41
Value at end of period	$13.41	$12.28	$11.52	$11.70	$11.50	$11.35	$11.48	$11.03	$11.41	$10.93
Number of accumulation units outstanding at end of period	525	420	864	1,727	2,622	2,017	3,017	2,763	2,200	2,419
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$34.00	$26.91	$28.13	$22.62	$21.15	$20.37	$18.90	$14.32	$12.05	$12.85
Value at end of period	$46.20	$34.00	$26.91	$28.13	$22.62	$21.15	$20.37	$18.90	$14.32	$12.05
Number of accumulation units outstanding at end of period	22,713	21,160	22,305	22,532	23,954	26,813	26,250	38,622	32,625	33,780
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$29.20	$23.60	$24.67	$20.83	$18.63	$18.94	$17.28	$13.29	$11.98	$11.36
Value at end of period	$31.01	$29.20	$23.60	$24.67	$20.83	$18.63	$18.94	$17.28	$13.29	$11.98
Number of accumulation units outstanding at end of period	6,035	7,707	8,709	9,854	10,993	11,243	13,542	17,077	16,053	20,788
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$20.75	$18.22	$22.70	$20.64	$16.87	$19.09	$17.64	$12.38	$10.78	$11.70
Value at end of period	$21.25	$20.75	$18.22	$22.70	$20.64	$16.87	$19.09	$17.64	$12.38	$10.78
Number of accumulation units outstanding at end of period	1,448	1,360	1,450	1,400	1,170	1,385	1,114	1,274	210	282

CFI 265

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2012)
Value at beginning of period	$24.05	$19.57	$22.99	$20.12	$17.65	$18.67	$17.06	$11.96	$10.85
Value at end of period	$26.10	$24.05	$19.57	$22.99	$20.12	$17.65	$18.67	$17.06	$11.96
Number of accumulation units outstanding at end of period	614	714	787	623	656	517	725	394	49
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.71	$10.76	$12.24	$9.47	$10.63	$11.22	$11.49	$9.31	$7.53	$8.23
Value at end of period	$14.54	$13.71	$10.76	$12.24	$9.47	$10.63	$11.22	$11.49	$9.31	$7.53
Number of accumulation units outstanding at end of period	1,808	2,483	2,099	1,676	822	556	519	119	214	224
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during September 2019)
Value at beginning of period	$14.12	$13.55
Value at end of period	$14.82	$14.12
Number of accumulation units outstanding at end of period	18	4
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$15.06	$12.19	$11.45	$9.31	$10.04	$10.70
Value at end of period	$17.75	$15.06	$12.19	$11.45	$9.31	$10.04
Number of accumulation units outstanding at end of period	1,482	1,148	1,866	1,430	1,128	1,095
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$30.81	$25.12	$26.17	$23.70	$22.28	$23.10	$21.37	$18.37	$16.86	$16.35
Value at end of period	$35.02	$30.81	$25.12	$26.17	$23.70	$22.28	$23.10	$21.37	$18.37	$16.86
Number of accumulation units outstanding at end of period	4,303	4,819	7,554	8,212	9,182	8,582	8,265	13,000	12,050	13,142
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during July 2019)
Value at beginning of period	$13.00	$12.24
Value at end of period	$12.57	$13.00
Number of accumulation units outstanding at end of period	508	525
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during January 2012)
Value at beginning of period	$19.83	$15.13	$16.02	$15.17	$14.56	$14.07	$10.96	$10.78	$9.74
Value at end of period	$18.99	$19.83	$15.13	$16.02	$15.17	$14.56	$14.07	$10.96	$10.78
Number of accumulation units outstanding at end of period	22	20	19	19	19	19	42	76	949
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.85	$9.23	$10.62
Value at end of period	$12.34	$11.85	$9.23
Number of accumulation units outstanding at end of period	1,251	1,235	1,230
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.88	$15.35	$17.99	$16.10	$14.33	$15.32	$13.87	$10.41	$9.06	$9.60
Value at end of period	$20.87	$19.88	$15.35	$17.99	$16.10	$14.33	$15.32	$13.87	$10.41	$9.06
Number of accumulation units outstanding at end of period	734	1,326	1,104	1,635	1,406	1,092	834	1,567	1,581	1,554
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$68.65	$52.91	$57.31	$47.68	$44.77	$45.10	$40.86	$31.56	$27.49	$28.60
Value at end of period	$88.38	$68.65	$52.91	$57.31	$47.68	$44.77	$45.10	$40.86	$31.56	$27.49
Number of accumulation units outstanding at end of period	6,979	7,515	8,658	10,378	12,522	13,998	18,958	29,802	27,210	27,772
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$40.54	$32.26	$35.67	$32.04	$27.53	$29.07	$27.12	$21.46	$18.55	$18.63
Value at end of period	$42.65	$40.54	$32.26	$35.67	$32.04	$27.53	$29.07	$27.12	$21.46	$18.55
Number of accumulation units outstanding at end of period	7,323	7,208	7,522	8,095	9,638	10,863	11,531	15,083	13,228	15,035

CFI 266

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$51.43	$38.83	$39.45	$29.60	$29.78	$28.18	$25.67	$19.10	$16.89	$17.09
Value at end of period	$72.97	$51.43	$38.83	$39.45	$29.60	$29.78	$28.18	$25.67	$19.10	$16.89
Number of accumulation units outstanding at end of period	7,120	7,550	9,171	10,080	12,119	13,872	15,771	21,173	22,847	25,433
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.40	$20.16	$24.00	$18.68	$19.96	$19.53	$21.55	$16.75	$14.07	$17.22
Value at end of period	$28.96	$25.40	$20.16	$24.00	$18.68	$19.96	$19.53	$21.55	$16.75	$14.07
Number of accumulation units outstanding at end of period	1,131	1,092	1,427	1,572	1,870	2,226	2,813	2,871	2,643	2,829
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$37.47	$30.07	$35.00	$32.08	$24.99	$27.36	$27.59	$20.54	$17.59	$18.54
Value at end of period	$38.86	$37.47	$30.07	$35.00	$32.08	$24.99	$27.36	$27.59	$20.54	$17.59
Number of accumulation units outstanding at end of period	1,820	1,854	1,924	2,569	2,723	2,652	2,714	2,994	2,454	2,554
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$90.61	$74.11	$85.54	$64.36	$61.06	$72.06	$76.76	$71.84	$60.29	$74.65
Value at end of period	$104.74	$90.61	$74.11	$85.54	$64.36	$61.06	$72.06	$76.76	$71.84	$60.29
Number of accumulation units outstanding at end of period	725	766	872	940	1,326	1,548	2,114	2,564	2,864	4,430
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.95
Number of accumulation units outstanding at end of period	1,847
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$22.86	$18.43	$21.23	$18.71	$16.94	$17.96	$17.43	$13.68	$12.57	$12.79
Value at end of period	$13.23	$22.86	$18.43	$21.23	$18.71	$16.94	$17.96	$17.43	$13.68	$12.57
Number of accumulation units outstanding at end of period	0	983	930	863	814	741	685	624	582	340
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$30.15	$24.18	$27.34	$24.29	$20.86	$22.49	$20.37	$14.65	$12.59	$13.06
Value at end of period	$35.66	$30.15	$24.18	$27.34	$24.29	$20.86	$22.49	$20.37	$14.65	$12.59
Number of accumulation units outstanding at end of period	339	626	690	1,058	994	881	777	1,225	1,104	978
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$89.10	$66.07	$69.53	$55.36	$54.90	$53.02	$49.58	$35.88	$37.15
Value at end of period	$125.07	$89.10	$66.07	$69.53	$55.36	$54.90	$53.02	$49.58	$35.88
Number of accumulation units outstanding at end of period	938	986	970	1,167	1,864	2,009	1,922	2,168	2,595
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.03	$14.97	$16.75	$15.01	$13.81	$14.86	$13.93	$10.93	$9.73	$9.88
Value at end of period	$21.37	$19.03	$14.97	$16.75	$15.01	$13.81	$14.86	$13.93	$10.93	$9.73
Number of accumulation units outstanding at end of period	4,284	4,913	5,317	5,403	7,177	7,580	9,155	9,420	8,132	11,968
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during December 2015)
Value at beginning of period	$18.82	$12.71	$13.58	$10.37	$10.34	$10.51
Value at end of period	$25.26	$18.82	$12.71	$13.58	$10.37	$10.34
Number of accumulation units outstanding at end of period	581	493	274	99	0	7
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$63.23	$52.30	$52.69	$45.11	$43.73	$44.08	$41.19	$34.77	$31.03	$30.96
Value at end of period	$71.27	$63.23	$52.30	$52.69	$45.11	$43.73	$44.08	$41.19	$34.77	$31.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	36	36	0	0

CFI 267

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$62.86	$47.05	$47.91	$38.13	$34.41	$33.55	$30.23	$23.16	$20.03	$20.60
Value at end of period	$74.05	$62.86	$47.05	$47.91	$38.13	$34.41	$33.55	$30.23	$23.16	$20.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$45.67	$34.18	$35.58	$28.21	$28.47	$27.40	$24.59	$19.14	$16.36	$17.52
Value at end of period	$59.88	$45.67	$34.18	$35.58	$28.21	$28.47	$27.40	$24.59	$19.14	$16.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	3	3
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during October 2019)
Value at beginning of period	$11.80	$10.96
Value at end of period	$12.61	$11.80
Number of accumulation units outstanding at end of period	0	2
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.10	$17.97	$21.89	$20.22	$16.25	$17.10	$16.50	$12.34	$10.78	$11.14
Value at end of period	$22.22	$22.10	$17.97	$21.89	$20.22	$16.25	$17.10	$16.50	$12.34	$10.78
Number of accumulation units outstanding at end of period	879	702	608	790	698	552	425	595	567	595
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.74	$19.63	$23.43	$22.24	$19.38	$20.43	$18.57	$14.45	$12.80	$13.52
Value at end of period	$23.99	$23.74	$19.63	$23.43	$22.24	$19.38	$20.43	$18.57	$14.45	$12.80
Number of accumulation units outstanding at end of period	1,520	1,520	2,201	3,111	3,620	4,333	3,680	4,916	4,997	5,402
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during July 2020)
Value at beginning of period	$10.15
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	6
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2014)
Value at beginning of period	$10.83	$10.09	$10.23	$10.07	$9.98	$10.12	$9.77
Value at end of period	$11.62	$10.83	$10.09	$10.23	$10.07	$9.98	$10.12
Number of accumulation units outstanding at end of period	4,118	3,266	4,958	4,081	3,954	2,398	14,276
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$23.29	$18.80	$20.28	$17.37	$16.03	$16.35	$15.03	$11.05	$10.11	$10.58
Value at end of period	$27.38	$23.29	$18.80	$20.28	$17.37	$16.03	$16.35	$15.03	$11.05	$10.11
Number of accumulation units outstanding at end of period	30	33	103	378	451	2,050	2,010	2,290	1,934	1,833
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$19.36	$16.25	$17.18	$15.39	$14.75	$15.04	$14.12	$12.31	$11.22	$11.59
Value at end of period	$22.19	$19.36	$16.25	$17.18	$15.39	$14.75	$15.04	$14.12	$12.31	$11.22
Number of accumulation units outstanding at end of period	2,841	2,598	2,495	3,731	3,843	3,979	6,038	11,605	10,831	14,331
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.11	$14.13	$14.65	$14.33	$13.82	$14.40	$14.17	$15.83	$14.76	$13.40
Value at end of period	$16.64	$15.11	$14.13	$14.65	$14.33	$13.82	$14.40	$14.17	$15.83	$14.76
Number of accumulation units outstanding at end of period	4,261	3,801	3,319	5,757	7,133	7,200	7,375	9,100	11,129	12,452
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.58	$18.23	$19.12	$18.08	$16.05	$16.95	$17.17	$15.54	$13.58	$14.00
Value at end of period	$20.79	$20.58	$18.23	$19.12	$18.08	$16.05	$16.95	$17.17	$15.54	$13.58
Number of accumulation units outstanding at end of period	1,675	2,101	2,113	2,248	2,832	2,790	2,836	2,671	3,795	3,933

CFI 268

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during March 2016)
Value at beginning of period	$10.51	$9.96	$10.05	$9.88	$10.03
Value at end of period	$11.20	$10.51	$9.96	$10.05	$9.88
Number of accumulation units outstanding at end of period	3,227	3,128	2,897	2,187	428
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.31	$20.47	$20.50	$20.31	$19.39	$20.54	$20.50	$20.34	$17.81	$18.50
Value at end of period	$19.15	$20.31	$20.47	$20.50	$20.31	$19.39	$20.54	$20.50	$20.34	$17.81
Number of accumulation units outstanding at end of period	7,141	6,822	6,627	6,341	5,873	8,381	10,015	11,414	13,656	16,810
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during October 2019)
Value at beginning of period	$12.54	$11.43
Value at end of period	$14.87	$12.54
Number of accumulation units outstanding at end of period	0	2
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during April 2012)
Value at beginning of period	$4.49	$3.19	$3.69	$3.41	$2.37	$3.27	$3.62	$7.56	$8.06
Value at end of period	$2.69	$4.49	$3.19	$3.69	$3.41	$2.37	$3.27	$3.62	$7.56
Number of accumulation units outstanding at end of period	0	9,691	9,627	10,363	10,574	9,650	1,827	1,142	355
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.93
Value at end of period	$20.57
Number of accumulation units outstanding at end of period	2,645
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.59	$26.89	$29.27	$25.87	$24.34	$25.15	$24.01	$20.86	$18.62	$19.13
Value at end of period	$34.53	$31.59	$26.89	$29.27	$25.87	$24.34	$25.15	$24.01	$20.86	$18.62
Number of accumulation units outstanding at end of period	3,704	3,757	3,870	4,851	7,389	8,203	10,214	10,931	14,128	11,453
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.67	$13.79	$14.27	$13.20	$12.59	$13.53	$13.47	$14.43	$13.56	$13.26
Value at end of period	$15.80	$14.67	$13.79	$14.27	$13.20	$12.59	$13.53	$13.47	$14.43	$13.56
Number of accumulation units outstanding at end of period	5,600	5,758	6,318	7,569	7,832	8,489	10,327	14,731	15,770	17,779
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.81	$10.68	$11.88	$9.74	$9.31	$10.01
Value at end of period	$12.53	$12.81	$10.68	$11.88	$9.74	$9.31
Number of accumulation units outstanding at end of period	6,369	5,988	5,374	5,814	6,884	6,623
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2014)
Value at beginning of period	$12.32	$10.55	$11.54	$10.17	$9.66	$10.13	$10.34
Value at end of period	$14.10	$12.32	$10.55	$11.54	$10.17	$9.66	$10.13
Number of accumulation units outstanding at end of period	200	301	289	275	258	247	22
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during December 2018)
Value at beginning of period	$11.39	$10.98	$10.94
Value at end of period	$11.66	$11.39	$10.98
Number of accumulation units outstanding at end of period	167	167	168

CFI 269

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.19	$12.12	$12.10	$12.20	$12.35	$12.52	$12.70	$12.87	$13.05	$13.23
Value at end of period	$12.05	$12.19	$12.12	$12.10	$12.20	$12.35	$12.52	$12.70	$12.87	$13.05
Number of accumulation units outstanding at end of period	14,828	20,724	13,765	13,649	32,657	37,270	32,056	32,396	40,352	67,670
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$35.49	$27.92	$29.64	$24.98	$23.07	$23.74	$21.74	$16.88	$14.78	$15.03
Value at end of period	$41.04	$35.49	$27.92	$29.64	$24.98	$23.07	$23.74	$21.74	$16.88	$14.78
Number of accumulation units outstanding at end of period	14,610	15,962	18,887	27,424	29,199	32,701	35,207	45,165	37,457	54,654
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.63	$13.25
Value at end of period	$14.24	$13.63
Number of accumulation units outstanding at end of period	3,510	3,332
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.58	$19.00	$19.90	$19.01	$16.82	$17.40	$17.45	$16.75	$14.90	$14.47
Value at end of period	$22.48	$21.58	$19.00	$19.90	$19.01	$16.82	$17.40	$17.45	$16.75	$14.90
Number of accumulation units outstanding at end of period	454	822	1,748	3,882	4,323	3,750	4,258	6,609	7,095	5,077
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$48.24	$37.62	$40.94	$33.31	$30.63	$30.80	$27.43	$20.93	$18.55	$18.82
Value at end of period	$55.14	$48.24	$37.62	$40.94	$33.31	$30.63	$30.80	$27.43	$20.93	$18.55
Number of accumulation units outstanding at end of period	2,587	2,856	5,407	7,158	7,815	9,387	9,897	12,732	13,302	13,105
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$47.74	$38.10	$45.11	$40.27	$34.57	$35.69	$33.04	$24.90	$21.45	$22.01
Value at end of period	$50.96	$47.74	$38.10	$45.11	$40.27	$34.57	$35.69	$33.04	$24.90	$21.45
Number of accumulation units outstanding at end of period	2,991	2,951	4,046	6,027	7,024	7,667	8,288	12,701	11,450	11,665
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.49	$27.88	$32.28	$29.78	$23.72	$24.85	$23.90	$16.98	$15.33	$15.66
Value at end of period	$34.80	$33.49	$27.88	$32.28	$29.78	$23.72	$24.85	$23.90	$16.98	$15.33
Number of accumulation units outstanding at end of period	2,344	2,454	2,759	3,253	4,009	4,928	6,818	7,124	6,406	8,932
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.48	$22.60	$23.05	$22.25	$21.63	$21.80	$20.72	$21.04	$19.51	$18.39
Value at end of period	$26.03	$24.48	$22.60	$23.05	$22.25	$21.63	$21.80	$20.72	$21.04	$19.51
Number of accumulation units outstanding at end of period	14,085	13,825	14,379	15,105	16,063	18,866	17,269	18,648	17,155	20,886
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$10.88	$9.09	$10.68	$8.68	$8.73	$8.93	$9.62	$8.04	$6.86	$7.93
Value at end of period	$11.58	$10.88	$9.09	$10.68	$8.68	$8.73	$8.93	$9.62	$8.04	$6.86
Number of accumulation units outstanding at end of period	1,944	1,908	2,237	2,168	2,211	2,995	2,860	3,722	2,740	3,158
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$30.30	$23.14	$23.83	$18.62	$18.16	$17.31	$15.45	$11.97	$10.28	$10.31
Value at end of period	$39.11	$30.30	$23.14	$23.83	$18.62	$18.16	$17.31	$15.45	$11.97	$10.28
Number of accumulation units outstanding at end of period	9,038	8,985	8,542	10,834	13,762	12,766	29,990	18,992	19,744	20,962
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.60	$14.27	$15.70	$14.02	$12.48	$13.25	$12.20	$9.46	$8.36	$8.19
Value at end of period	$18.45	$17.60	$14.27	$15.70	$14.02	$12.48	$13.25	$12.20	$9.46	$8.36
Number of accumulation units outstanding at end of period	13,723	14,084	14,316	16,872	20,253	19,692	27,076	32,799	14,691	18,102
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$37.56	$29.45	$32.29	$26.17	$24.74	$24.96	$23.26	$17.87	$15.87	$16.18
Value at end of period	$52.28	$37.56	$29.45	$32.29	$26.17	$24.74	$24.96	$23.26	$17.87	$15.87
Number of accumulation units outstanding at end of period	2,615	2,394	2,339	2,150	1,691	2,489	2,666	3,317	1,416	1,374

CFI 270

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$12.83	$10.43	$13.53	$12.93
Value at end of period	$14.64	$12.83	$10.43	$13.53
Number of accumulation units outstanding at end of period	0	0	0	229
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$44.29	$33.07	$33.87	$26.16	$24.89	$23.46	$21.04	$16.16	$14.31	$13.93
Value at end of period	$60.48	$44.29	$33.07	$33.87	$26.16	$24.89	$23.46	$21.04	$16.16	$14.31
Number of accumulation units outstanding at end of period	572	420	925	935	1,095	781	174	518	933	791
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.51	$18.92	$19.88	$16.44	$15.03	$14.93	$13.41	$10.30	$9.04	$8.93
Value at end of period	$29.45	$24.51	$18.92	$19.88	$16.44	$15.03	$14.93	$13.41	$10.30	$9.04
Number of accumulation units outstanding at end of period	5,797	5,869	6,331	5,830	3,871	5,464	4,671	8,581	6,257	4,459
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$28.86	$23.30	$25.37	$22.72	$19.98	$21.06	$19.03	$14.68	$12.84	$12.95
Value at end of period	$28.80	$28.86	$23.30	$25.37	$22.72	$19.98	$21.06	$19.03	$14.68	$12.84
Number of accumulation units outstanding at end of period	1,179	1,068	1,042	995	294	334	282	564	425	682
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$39.80	$30.00	$32.15	$26.22	$24.89	$25.44	$23.22	$17.46	$15.33	$15.89
Value at end of period	$52.79	$39.80	$30.00	$32.15	$26.22	$24.89	$25.44	$23.22	$17.46	$15.33
Number of accumulation units outstanding at end of period	334	295	394	377	405	342	205	980	745	503
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.65	$18.46	$20.64	$17.74	$15.87	$16.56	$14.90	$11.26	$9.75	$10.08
Value at end of period	$27.21	$23.65	$18.46	$20.64	$17.74	$15.87	$16.56	$14.90	$11.26	$9.75
Number of accumulation units outstanding at end of period	901	1,663	2,701	1,895	791	1,249	1,093	1,194	989	191
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.68	$18.37	$21.00	$18.64	$15.61	$16.58	$16.02	$11.71	$10.24	$10.80
Value at end of period	$26.74	$22.68	$18.37	$21.00	$18.64	$15.61	$16.58	$16.02	$11.71	$10.24
Number of accumulation units outstanding at end of period	393	1,701	3,261	2,818	1,051	1,502	1,527	2,210	1,720	680
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.12	$17.85	$21.52	$18.38	$16.43	$16.82	$16.15	$11.77	$10.37	$10.43
Value at end of period	$27.57	$22.12	$17.85	$21.52	$18.38	$16.43	$16.82	$16.15	$11.77	$10.37
Number of accumulation units outstanding at end of period	3,413	3,339	3,242	3,026	3,140	3,215	2,982	2,833	2,703	2,631
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$63.43	$50.96	$61.41	$55.96	$45.59	$46.59	$44.35	$32.65	$28.91	$30.07
Value at end of period	$70.23	$63.43	$50.96	$61.41	$55.96	$45.59	$46.59	$44.35	$32.65	$28.91
Number of accumulation units outstanding at end of period	1,827	2,001	2,178	3,010	3,637	3,865	4,552	5,072	4,236	4,463
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.31	$15.72	$16.91	$14.88	$14.25	$14.46	$13.89	$12.11	$10.83	$11.33
Value at end of period	$20.50	$18.31	$15.72	$16.91	$14.88	$14.25	$14.46	$13.89	$12.11	$10.83
Number of accumulation units outstanding at end of period	15,041	17,032	49,075	44,754	38,691	47,964	42,808	52,570	47,419	44,371
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.93	$16.58	$18.34	$15.57	$14.86	$15.15	$14.53	$12.25	$10.79	$11.47
Value at end of period	$22.50	$19.93	$16.58	$18.34	$15.57	$14.86	$15.15	$14.53	$12.25	$10.79
Number of accumulation units outstanding at end of period	22,613	13,215	14,529	22,432	23,621	24,323	26,229	27,001	23,515	28,406
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.66	$16.91	$19.10	$15.97	$15.23	$15.59	$14.90	$12.24	$10.75	$11.49
Value at end of period	$23.69	$20.66	$16.91	$19.10	$15.97	$15.23	$15.59	$14.90	$12.24	$10.75
Number of accumulation units outstanding at end of period	10,602	10,019	13,566	14,533	16,811	17,631	20,838	19,793	16,702	18,112

CFI 271

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$20.87	$17.00	$19.27	$16.06	$15.30	$15.66	$14.94	$12.27	$10.77	$11.51
Value at end of period	$23.88	$20.87	$17.00	$19.27	$16.06	$15.30	$15.66	$14.94	$12.27	$10.77
Number of accumulation units outstanding at end of period	4,926	4,104	4,777	3,401	2,265	2,087	1,301	2,302	1,539	474
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$15.32	$13.01	$14.14	$12.49	$11.92	$12.14	$11.58	$10.15	$9.05	$9.41
Value at end of period	$17.07	$15.32	$13.01	$14.14	$12.49	$11.92	$12.14	$11.58	$10.15	$9.05
Number of accumulation units outstanding at end of period	5,972	5,368	18,417	15,190	13,647	11,085	9,898	7,531	5,399	3,735
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.99	$14.33	$14.99	$13.91	$13.50	$13.68	$13.11	$12.43	$11.49	$11.61
Value at end of period	$17.65	$15.99	$14.33	$14.99	$13.91	$13.50	$13.68	$13.11	$12.43	$11.49
Number of accumulation units outstanding at end of period	7,844	7,197	10,207	9,987	11,475	15,966	6,720	5,803	5,479	5,471
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.41	$12.71	$13.46	$12.38	$11.86	$12.07	$11.59	$10.73	$9.72	$9.92
Value at end of period	$15.82	$14.41	$12.71	$13.46	$12.38	$11.86	$12.07	$11.59	$10.73	$9.72
Number of accumulation units outstanding at end of period	678	427	256	2,889	2,824	2,797	3,705	3,645	3,606	3,490
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.96	$22.93	$24.23	$22.23	$21.33	$21.67	$20.61	$18.64	$16.83	$16.77
Value at end of period	$28.27	$25.96	$22.93	$24.23	$22.23	$21.33	$21.67	$20.61	$18.64	$16.83
Number of accumulation units outstanding at end of period	332	1,710	3,830	3,785	3,768	3,658	6,509	10,708	12,502	12,232
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.21	$24.12	$26.68	$22.95	$21.77	$22.34	$21.26	$17.61	$15.53	$16.22
Value at end of period	$32.96	$29.21	$24.12	$26.68	$22.95	$21.77	$22.34	$21.26	$17.61	$15.53
Number of accumulation units outstanding at end of period	7,232	7,220	7,655	7,862	8,068	8,786	17,458	17,614	20,010	18,910
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$27.38	$23.28	$25.13	$22.26	$21.17	$21.59	$20.52	$17.85	$15.94	$16.25
Value at end of period	$30.44	$27.38	$23.28	$25.13	$22.26	$21.17	$21.59	$20.52	$17.85	$15.94
Number of accumulation units outstanding at end of period	975	2,883	2,886	9,316	16,710	15,734	20,791	22,413	19,987	18,921
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.85	$12.03	$12.24	$12.03	$11.92	$12.06	$11.57	$12.04	$11.76	$11.12
Value at end of period	$13.58	$12.85	$12.03	$12.24	$12.03	$11.92	$12.06	$11.57	$12.04	$11.76
Number of accumulation units outstanding at end of period	1,283	1,283	992	570	524	1,891	2,025	1,951	901	413
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$31.11	$24.06	$25.58	$21.36	$19.40	$19.45	$17.40	$14.35
Value at end of period	$36.23	$31.11	$24.06	$25.58	$21.36	$19.40	$19.45	$17.40
Number of accumulation units outstanding at end of period	362	359	6,462	4,952	3,731	2,527	1,091	25
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.81	$30.12	$35.67	$32.55	$26.61	$27.46	$24.76	$19.11	$16.66	$17.44
Value at end of period	$39.62	$38.81	$30.12	$35.67	$32.55	$26.61	$27.46	$24.76	$19.11	$16.66
Number of accumulation units outstanding at end of period	240	248	254	685	651	1,661	1,595	2,399	1,381	1,501
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$47.58	$34.83	$36.01	$28.48	$27.42	$29.28	$28.46	$20.78	$17.61	$17.47
Value at end of period	$62.52	$47.58	$34.83	$36.01	$28.48	$27.42	$29.28	$28.46	$20.78	$17.61
Number of accumulation units outstanding at end of period	3,652	3,368	3,498	3,505	3,389	3,159	2,780	4,042	3,479	2,951
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.92	$12.94	$14.35	$13.14	$13.20	$13.58	$12.08	$11.78	$9.48	$10.13
Value at end of period	$14.94	$15.92	$12.94	$14.35	$13.14	$13.20	$13.58	$12.08	$11.78	$9.48
Number of accumulation units outstanding at end of period	2,107	2,102	2,068	2,923	2,621	3,056	2,850	4,907	4,718	6,122

CFI 272

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.18	$15.97	$17.53	$16.91	$16.45	$16.20	$12.65	$12.57	$11.03	$10.22
Value at end of period	$18.60	$20.18	$15.97	$17.53	$16.91	$16.45	$16.20	$12.65	$12.57	$11.03
Number of accumulation units outstanding at end of period	2,436	2,488	2,757	2,747	2,245	2,497	2,522	3,647	1,813	1,380
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$42.16	$32.13	$35.81	$29.87	$27.94	$27.51	$24.73	$18.61	$16.82	$17.89
Value at end of period	$50.50	$42.16	$32.13	$35.81	$29.87	$27.94	$27.51	$24.73	$18.61	$16.82
Number of accumulation units outstanding at end of period	397	524	524	525	520	511	819	769	706	1,027
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.99	$16.02	$19.76	$18.06	$14.81	$15.47	$15.04	$10.90	$9.68	$10.08
Value at end of period	$20.51	$18.99	$16.02	$19.76	$18.06	$14.81	$15.47	$15.04	$10.90	$9.68
Number of accumulation units outstanding at end of period	564	517	475	486	445	380	494	216	54	54
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.69	$21.61	$25.02	$21.56	$18.56	$20.01	$18.60	$13.97	$11.94	$12.37
Value at end of period	$26.19	$26.69	$21.61	$25.02	$21.56	$18.56	$20.01	$18.60	$13.97	$11.94
Number of accumulation units outstanding at end of period	1,847	1,582	1,407	1,839	1,791	1,556	1,701	2,271	2,171	2,826
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.35	$18.87	$21.14	$19.33	$17.01	$17.61	$17.36	$13.30	$12.66	$12.98
Value at end of period	$24.24	$22.35	$18.87	$21.14	$19.33	$17.01	$17.61	$17.36	$13.30	$12.66
Number of accumulation units outstanding at end of period	14,228	15,048	15,250	16,909	23,241	24,862	27,125	26,389	29,887	29,468
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.08	$19.58	$22.97	$20.46	$17.30	$18.07	$16.64	$12.61	$11.16	$11.57
Value at end of period	$24.43	$24.08	$19.58	$22.97	$20.46	$17.30	$18.07	$16.64	$12.61	$11.16
Number of accumulation units outstanding at end of period	3,162	2,996	1,961	857	800	680	752	1,468	1,099	1,388
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.56	$21.20	$24.77	$18.40	$18.62	$18.13	$19.14	$15.26	$12.72	$14.04
Value at end of period	$34.72	$27.56	$21.20	$24.77	$18.40	$18.62	$18.13	$19.14	$15.26	$12.72
Number of accumulation units outstanding at end of period	14,007	15,440	16,999	20,522	24,287	27,762	28,464	30,387	34,852	37,988
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.75	$22.13	$26.97	$19.12	$17.17	$20.67	$20.78	$22.35	$19.03	$23.61
Value at end of period	$37.81	$28.75	$22.13	$26.97	$19.12	$17.17	$20.67	$20.78	$22.35	$19.03
Number of accumulation units outstanding at end of period	779	546	1,123	1,333	1,663	2,679	2,212	2,769	2,486	1,717
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.25	$31.54	$36.43	$32.48	$28.72	$30.04	$26.49	$20.42	$17.26	$17.19
Value at end of period	$38.82	$39.25	$31.54	$36.43	$32.48	$28.72	$30.04	$26.49	$20.42	$17.26
Number of accumulation units outstanding at end of period	1,845	1,683	1,845	2,323	2,173	1,924	3,922	3,015	2,285	2,472
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.43	$26.02	$29.50	$25.89	$21.59	$22.73	$21.27	$15.53	$13.26	$13.63
Value at end of period	$37.20	$32.43	$26.02	$29.50	$25.89	$21.59	$22.73	$21.27	$15.53	$13.26
Number of accumulation units outstanding at end of period	1,129	1,043	1,088	914	560	743	3,454	3,198	2,771	2,369
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$31.24	$25.48	$25.71	$22.65	$21.26	$20.49	$18.53	$15.37	$13.62	$13.42
Value at end of period	$36.35	$31.24	$25.48	$25.71	$22.65	$21.26	$20.49	$18.53	$15.37	$13.62
Number of accumulation units outstanding at end of period	32,783	38,053	38,289	35,635	27,234	26,541	23,831	25,889	20,731	15,475
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$36.99	$27.34	$28.66	$23.28	$21.98	$21.85	$20.91	$15.68	$13.70	$14.42
Value at end of period	$48.09	$36.99	$27.34	$28.66	$23.28	$21.98	$21.85	$20.91	$15.68	$13.70
Number of accumulation units outstanding at end of period	16,581	16,675	18,489	21,366	25,104	26,903	25,952	29,343	36,350	42,238

CFI 273

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$33.37	$26.76	$29.94	$26.12	$22.30	$24.29	$22.92	$17.92	$15.50	$15.86
Value at end of period	$33.21	$33.37	$26.76	$29.94	$26.12	$22.30	$24.29	$22.92	$17.92	$15.50
Number of accumulation units outstanding at end of period	6,229	6,712	6,173	6,178	5,690	5,640	6,053	8,788	9,187	10,133
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$66.53	$51.57	$52.87	$40.13	$40.09	$36.69	$34.24	$24.93	$21.26	$21.79
Value at end of period	$89.66	$66.53	$51.57	$52.87	$40.13	$40.09	$36.69	$34.24	$24.93	$21.26
Number of accumulation units outstanding at end of period	2,057	2,929	2,458	3,106	5,098	6,054	8,340	10,012	10,428	12,141
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.09	$15.96	$18.85	$14.95	$14.88	$15.23	$15.62	$13.85	$11.83	$13.69
Value at end of period	$22.68	$20.09	$15.96	$18.85	$14.95	$14.88	$15.23	$15.62	$13.85	$11.83
Number of accumulation units outstanding at end of period	129	288	288	288	305	302	820	1,740	463	285
WANGER INTERNATIONAL
Value at beginning of period	$15.35	$11.97	$14.75	$11.26	$11.58	$11.73	$12.44	$10.31	$8.60	$10.22
Value at end of period	$17.31	$15.35	$11.97	$14.75	$11.26	$11.58	$11.73	$12.44	$10.31	$8.60
Number of accumulation units outstanding at end of period	911	835	944	939	979	997	4,814	4,417	4,601	3,731
WANGER SELECT
Value at beginning of period	$31.59	$24.78	$28.69	$22.97	$20.55	$20.79	$20.44	$15.40	$13.18	$16.24
Value at end of period	$39.46	$31.59	$24.78	$28.69	$22.97	$20.55	$20.79	$20.44	$15.40	$13.18
Number of accumulation units outstanding at end of period	2,044	2,076	2,055	2,069	2,071	2,294	4,840	5,784	5,618	4,686
WANGER USA
Value at beginning of period	$35.54	$27.49	$28.29	$23.99	$21.40	$21.84	$21.13	$16.02	$13.54	$14.23
Value at end of period	$43.54	$35.54	$27.49	$28.29	$23.99	$21.40	$21.84	$21.13	$16.02	$13.54
Number of accumulation units outstanding at end of period	2,458	2,310	2,239	2,222	2,093	2,905	2,670	3,296	3,267	4,986
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$48.71	$38.58	$45.35	$41.41	$32.58	$34.61	$32.70	$24.01	$21.47	$22.25
Value at end of period	$48.58	$48.71	$38.58	$45.35	$41.41	$32.58	$34.61	$32.70	$24.01	$21.47
Number of accumulation units outstanding at end of period	825	778	762	744	778	880	2,466	3,358	2,945	3,348

TABLE 32
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$33.05	$25.04	$25.84	$20.57	$20.47	$20.27	$19.62	$14.78	$13.05	$13.97
Value at end of period	$44.23	$33.05	$25.04	$25.84	$20.57	$20.47	$20.27	$19.62	$14.78	$13.05
Number of accumulation units outstanding at end of period	10	29	29	29	29	27	25	22	17	417
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$27.60	$21.04	$20.84	$16.39	$15.45	$15.75	$14.01	$11.57	$10.56	$10.92
Value at end of period	$36.13	$27.60	$21.04	$20.84	$16.39	$15.45	$15.75	$14.01	$11.57	$10.56
Number of accumulation units outstanding at end of period	0	0	0	0	134	189	130	42	30	17
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$23.19	$18.78	$20.11	$16.77	$15.56	$16.25	$15.11	$11.82	$10.94	$11.09
Value at end of period	$26.05	$23.19	$18.78	$20.11	$16.77	$15.56	$16.25	$15.11	$11.82	$10.94
Number of accumulation units outstanding at end of period	2	2	2	2	288	196	75	1	2	1

CFI 274

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.17	$11.45	$11.92	$11.73	$11.37	$11.79	$11.65	$13.00	$12.37	$11.10
Value at end of period	$13.23	$12.17	$11.45	$11.92	$11.73	$11.37	$11.79	$11.65	$13.00	$12.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during November 2014)
Value at beginning of period	$22.15	$17.62	$19.15	$15.76	$14.22	$13.96	$14.09
Value at end of period	$25.09	$22.15	$17.62	$19.15	$15.76	$14.22	$13.96
Number of accumulation units outstanding at end of period	3	3	3	3	1,936	8	0
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.21	$11.46	$11.65	$11.45	$11.30	$11.44	$11.00	$11.39	$10.91	$10.39
Value at end of period	$13.32	$12.21	$11.46	$11.65	$11.45	$11.30	$11.44	$11.00	$11.39	$10.91
Number of accumulation units outstanding at end of period	0	0	0	0	28	173	147	426	356	259
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$33.73	$26.72	$27.94	$22.48	$21.03	$20.26	$18.81	$14.26	$12.00	$12.80
Value at end of period	$45.81	$33.73	$26.72	$27.94	$22.48	$21.03	$20.26	$18.81	$14.26	$12.00
Number of accumulation units outstanding at end of period	379	399	637	636	3,423	1,647	1,535	2,212	2,247	5,546
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$28.97	$23.43	$24.50	$20.70	$18.52	$18.84	$17.20	$13.23	$11.94	$11.32
Value at end of period	$30.75	$28.97	$23.43	$24.50	$20.70	$18.52	$18.84	$17.20	$13.23	$11.94
Number of accumulation units outstanding at end of period	128	128	128	142	165	207	202	470	468	1,267
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$20.65	$18.15	$22.61	$20.57	$16.82	$17.39
Value at end of period	$21.14	$20.65	$18.15	$22.61	$20.57	$16.82
Number of accumulation units outstanding at end of period	0	0	0	0	26	4
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2014)
Value at beginning of period	$23.94	$19.48	$22.90	$20.05	$17.60	$18.62	$17.73
Value at end of period	$25.96	$23.94	$19.48	$22.90	$20.05	$17.60	$18.62
Number of accumulation units outstanding at end of period	5	5	5	5	5	3	1
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during October 2015)
Value at beginning of period	$15.03	$12.17	$11.44	$9.30	$10.04	$9.58
Value at end of period	$17.70	$15.03	$12.17	$11.44	$9.30	$10.04
Number of accumulation units outstanding at end of period	0	0	0	0	47	7
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$30.45	$24.83	$25.89	$23.45	$22.06	$22.89	$21.19	$18.22	$16.72	$16.23
Value at end of period	$34.59	$30.45	$24.83	$25.89	$23.45	$22.06	$22.89	$21.19	$18.22	$16.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	99	93	160	203	3,812
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.76	$15.27	$17.91	$16.03	$14.27	$15.27	$13.84	$10.39	$9.05	$9.59
Value at end of period	$20.74	$19.76	$15.27	$17.91	$16.03	$14.27	$15.27	$13.84	$10.39	$9.05
Number of accumulation units outstanding at end of period	13	13	14	14	14	14	14	14	14	14
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$67.84	$52.31	$56.69	$47.19	$44.33	$44.68	$40.50	$31.30	$27.28	$28.39
Value at end of period	$87.30	$67.84	$52.31	$56.69	$47.19	$44.33	$44.68	$40.50	$31.30	$27.28
Number of accumulation units outstanding at end of period	1,147	1,136	1,669	1,684	2,076	3,749	3,695	3,378	3,353	4,037

CFI 275

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$40.06	$31.89	$35.29	$31.71	$27.26	$28.80	$26.88	$21.28	$18.41	$18.50
Value at end of period	$42.13	$40.06	$31.89	$35.29	$31.71	$27.26	$28.80	$26.88	$21.28	$18.41
Number of accumulation units outstanding at end of period	1,777	1,799	2,152	2,152	2,407	3,529	2,829	3,013	2,978	9,781
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$50.82	$38.39	$39.02	$29.30	$29.49	$27.92	$25.45	$18.94	$16.75	$16.96
Value at end of period	$72.08	$50.82	$38.39	$39.02	$29.30	$29.49	$27.92	$25.45	$18.94	$16.75
Number of accumulation units outstanding at end of period	1,788	1,798	1,890	1,879	2,845	4,539	4,394	4,285	4,065	5,060
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.10	$19.94	$23.75	$18.49	$19.76	$19.35	$21.36	$16.61	$13.96	$17.10
Value at end of period	$28.61	$25.10	$19.94	$23.75	$18.49	$19.76	$19.35	$21.36	$16.61	$13.96
Number of accumulation units outstanding at end of period	363	360	331	303	272	225	189	150	106	68
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$37.12	$29.81	$34.72	$31.83	$24.81	$27.18	$27.42	$20.42	$17.50	$18.45
Value at end of period	$38.49	$37.12	$29.81	$34.72	$31.83	$24.81	$27.18	$27.42	$20.42	$17.50
Number of accumulation units outstanding at end of period	41	41	564	902	1,209	1,942	982	919	814	1,157
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$89.73	$73.43	$84.80	$63.84	$60.59	$71.54	$76.25	$71.40	$59.95	$74.26
Value at end of period	$103.67	$89.73	$73.43	$84.80	$63.84	$60.59	$71.54	$76.25	$71.40	$59.95
Number of accumulation units outstanding at end of period	55	55	55	55	456	406	293	248	380	483
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.95
Number of accumulation units outstanding at end of period	4
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$22.74	$18.34	$21.14	$18.64	$16.89	$17.91	$17.39	$13.66	$12.55	$13.58
Value at end of period	$13.15	$22.74	$18.34	$21.14	$18.64	$16.89	$17.91	$17.39	$13.66	$12.55
Number of accumulation units outstanding at end of period	0	2	2	2	2	1	0	15	20	11
INVESCO OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME FUND (SERIES I)
Value at beginning of period	$21.74	$19.91	$21.13	$20.17	$19.21	$19.94	$19.67	$19.99	$17.86	$17.97
Value at end of period	$22.16	$21.74	$19.91	$21.13	$20.17	$19.21	$19.94	$19.67	$19.99	$17.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$29.93	$24.01	$27.17	$24.15	$20.75	$22.38	$20.28	$14.59	$12.55	$13.02
Value at end of period	$35.38	$29.93	$24.01	$27.17	$24.15	$20.75	$22.38	$20.28	$14.59	$12.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	14	20	236
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$88.75	$65.84	$69.32	$55.23	$54.79	$52.94	$49.54	$35.86	$37.15
Value at end of period	$124.52	$88.75	$65.84	$69.32	$55.23	$54.79	$52.94	$49.54	$35.86
Number of accumulation units outstanding at end of period	46	50	54	50	64	63	62	61	67
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$18.84	$14.82	$16.60	$14.88	$13.69	$14.74	$13.83	$10.86	$9.67	$9.82
Value at end of period	$21.14	$18.84	$14.82	$16.60	$14.88	$13.69	$14.74	$13.83	$10.86	$9.67
Number of accumulation units outstanding at end of period	20	46	46	47	233	1,168	1,127	733	689	4,068

CFI 276

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$62.49	$51.72	$52.12	$44.65	$43.31	$43.67	$40.83	$34.48	$30.79	$30.74
Value at end of period	$70.40	$62.49	$51.72	$52.12	$44.65	$43.31	$43.67	$40.83	$34.48	$30.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$62.12	$46.52	$47.40	$37.74	$34.08	$33.24	$29.97	$22.97	$19.87	$20.45
Value at end of period	$73.15	$62.12	$46.52	$47.40	$37.74	$34.08	$33.24	$29.97	$22.97	$19.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.52	$19.46	$23.24	$22.07	$19.24	$20.29	$18.46	$14.37	$12.73	$13.45
Value at end of period	$23.76	$23.52	$19.46	$23.24	$22.07	$19.24	$20.29	$18.46	$14.37	$12.73
Number of accumulation units outstanding at end of period	2,202	2,167	2,314	2,281	2,194	2,191	2,203	436	423	963
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$23.13	$18.68	$20.16	$17.28	$15.95	$16.28	$14.97	$11.01	$10.09	$10.55
Value at end of period	$27.18	$23.13	$18.68	$20.16	$17.28	$15.95	$16.28	$14.97	$11.01	$10.09
Number of accumulation units outstanding at end of period	78	78	78	78	78	79	79	0	0	0
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$19.17	$16.10	$17.03	$15.27	$14.64	$14.93	$14.03	$12.23	$11.15	$11.53
Value at end of period	$21.97	$19.17	$16.10	$17.03	$15.27	$14.64	$14.93	$14.03	$12.23	$11.15
Number of accumulation units outstanding at end of period	6	6	6	6	6	64	2	0	0	0
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.99	$14.02	$14.55	$14.24	$13.74	$14.33	$14.10	$15.76	$14.70	$13.36
Value at end of period	$16.50	$14.99	$14.02	$14.55	$14.24	$13.74	$14.33	$14.10	$15.76	$14.70
Number of accumulation units outstanding at end of period	0	0	0	0	1,976	0	0	9	9	632
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.42	$18.10	$18.99	$17.97	$15.96	$16.86	$17.09	$15.47	$13.53	$13.96
Value at end of period	$20.62	$20.42	$18.10	$18.99	$17.97	$15.96	$16.86	$17.09	$15.47	$13.53
Number of accumulation units outstanding at end of period	3	3	3	3	276	206	92	3	3	138
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.15	$20.32	$20.36	$20.18	$19.28	$20.43	$20.40	$20.25	$17.74	$18.44
Value at end of period	$18.99	$20.15	$20.32	$20.36	$20.18	$19.28	$20.43	$20.40	$20.25	$17.74
Number of accumulation units outstanding at end of period	59	59	59	59	59	108	105	304	303	737
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.22	$26.59	$28.96	$25.61	$24.10	$24.91	$23.80	$20.69	$18.47	$18.99
Value at end of period	$34.10	$31.22	$26.59	$28.96	$25.61	$24.10	$24.91	$23.80	$20.69	$18.47
Number of accumulation units outstanding at end of period	4	5	123	123	339	339	19	19	19	31
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.56	$13.69	$14.18	$13.12	$12.52	$13.45	$13.41	$14.18	$13.50	$13.21
Value at end of period	$15.67	$14.56	$13.69	$14.18	$13.12	$12.52	$13.45	$13.41	$14.18	$13.50
Number of accumulation units outstanding at end of period	837	873	1,337	1,327	2,422	2,425	1,590	1,575	1,569	3,916
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.78	$10.66	$11.86	$9.73	$9.31	$10.01
Value at end of period	$12.49	$12.78	$10.66	$11.86	$9.73	$9.31
Number of accumulation units outstanding at end of period	240	209	856	836	1,413	1,410

CFI 277

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.04	$11.98	$11.97	$12.07	$12.23	$12.41	$12.58	$12.77	$12.95	$13.14
Value at end of period	$11.90	$12.04	$11.98	$11.97	$12.07	$12.23	$12.41	$12.58	$12.77	$12.95
Number of accumulation units outstanding at end of period	3,706	6,792	9,664	9,623	9,781	10,937	8,050	7,944	7,792	15,525
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$35.07	$27.61	$29.32	$24.72	$22.85	$23.52	$21.55	$16.74	$14.67	$14.92
Value at end of period	$40.53	$35.07	$27.61	$29.32	$24.72	$22.85	$23.52	$21.55	$16.74	$14.67
Number of accumulation units outstanding at end of period	955	948	998	974	1,824	1,775	1,847	1,856	1,244	2,560
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.58	$13.20
Value at end of period	$14.18	$13.58
Number of accumulation units outstanding at end of period	611	611
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.43	$18.87	$19.78	$18.89	$16.73	$17.32	$17.37	$16.69	$14.85	$14.43
Value at end of period	$22.31	$21.43	$18.87	$19.78	$18.89	$16.73	$17.32	$17.37	$16.69	$14.85
Number of accumulation units outstanding at end of period	0	0	387	387	388	2,164	2,003	1,331	1,152	649
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$47.68	$37.20	$40.51	$32.97	$30.34	$30.52	$27.20	$20.76	$18.40	$18.69
Value at end of period	$54.47	$47.68	$37.20	$40.51	$32.97	$30.34	$30.52	$27.20	$20.76	$18.40
Number of accumulation units outstanding at end of period	1,148	1,140	1,191	1,064	1,196	1,429	1,506	1,149	1,194	6,760
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$47.22	$37.70	$44.66	$39.90	$34.26	$35.40	$32.78	$24.72	$21.31	$21.87
Value at end of period	$50.38	$47.22	$37.70	$44.66	$39.90	$34.26	$35.40	$32.78	$24.72	$21.31
Number of accumulation units outstanding at end of period	555	556	1,246	1,247	1,611	1,935	1,631	982	978	3,528
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.12	$27.59	$31.96	$29.50	$23.51	$24.64	$23.71	$16.86	$15.22	$15.56
Value at end of period	$34.41	$33.12	$27.59	$31.96	$29.50	$23.51	$24.64	$23.71	$16.86	$15.22
Number of accumulation units outstanding at end of period	534	534	544	544	545	545	545	546	546	2,098
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$24.19	$22.35	$22.80	$22.02	$21.41	$21.60	$20.54	$20.87	$19.35	$18.26
Value at end of period	$25.71	$24.19	$22.35	$22.80	$22.02	$21.41	$21.60	$20.54	$20.87	$19.35
Number of accumulation units outstanding at end of period	2,584	2,566	2,843	2,820	7,281	8,385	3,378	1,501	1,400	5,374
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$10.82	$9.04	$10.63	$8.64	$8.69	$8.90	$9.60	$8.02	$6.85	$7.92
Value at end of period	$11.51	$10.82	$9.04	$10.63	$8.64	$8.69	$8.90	$9.60	$8.02	$6.85
Number of accumulation units outstanding at end of period	40	40	40	40	40	40	40	40	58	562
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$30.16	$23.05	$23.74	$18.56	$18.12	$17.28	$15.43	$11.96	$10.27	$10.31
Value at end of period	$38.91	$30.16	$23.05	$23.74	$18.56	$18.12	$17.28	$15.43	$11.96	$10.27
Number of accumulation units outstanding at end of period	1,090	2,111	2,108	2,097	3,089	5,132	5,095	1,037	1,008	3,325
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.48	$14.18	$15.60	$13.94	$12.42	$13.19	$12.16	$9.42	$8.34	$8.17
Value at end of period	$18.31	$17.48	$14.18	$15.60	$13.94	$12.42	$13.19	$12.16	$9.42	$8.34
Number of accumulation units outstanding at end of period	1,318	1,378	2,089	2,091	17,525	18,098	3,235	3,958	1,159	2,789
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$37.22	$29.20	$32.02	$25.97	$24.56	$24.80	$23.11	$17.77	$15.79	$16.10
Value at end of period	$51.77	$37.22	$29.20	$32.02	$25.97	$24.56	$24.80	$23.11	$17.77	$15.79
Number of accumulation units outstanding at end of period	113	113	113	103	106	75	49	20	16	16

CFI 278

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$44.06	$32.91	$33.72	$26.06	$24.81	$23.40	$20.99	$16.13	$14.30	$13.92
Value at end of period	$60.13	$44.06	$32.91	$33.72	$26.06	$24.81	$23.40	$20.99	$16.13	$14.30
Number of accumulation units outstanding at end of period	113	113	113	113	167	155	140	110	97	84
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.36	$18.82	$19.78	$16.37	$14.97	$14.88	$13.37	$10.27	$9.02	$8.92
Value at end of period	$29.26	$24.36	$18.82	$19.78	$16.37	$14.97	$14.88	$13.37	$10.27	$9.02
Number of accumulation units outstanding at end of period	0	0	0	0	61	916	795	654	510	942
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$28.70	$23.18	$25.26	$22.64	$19.92	$21.00	$18.99	$14.65	$12.82	$12.94
Value at end of period	$28.63	$28.70	$23.18	$25.26	$22.64	$19.92	$21.00	$18.99	$14.65	$12.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$39.58	$29.85	$32.01	$26.12	$24.81	$25.37	$23.17	$17.42	$15.31	$15.88
Value at end of period	$52.48	$39.58	$29.85	$32.01	$26.12	$24.81	$25.37	$23.17	$17.42	$15.31
Number of accumulation units outstanding at end of period	87	87	81	72	61	47	37	29	30	30
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.52	$18.36	$20.54	$17.67	$15.81	$16.50	$14.86	$11.23	$9.74	$10.07
Value at end of period	$27.04	$23.52	$18.36	$20.54	$17.67	$15.81	$16.50	$14.86	$11.23	$9.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.55	$18.28	$20.90	$18.56	$15.55	$16.53	$15.98	$11.68	$10.22	$10.79
Value at end of period	$26.57	$22.55	$18.28	$20.90	$18.56	$15.55	$16.53	$15.98	$11.68	$10.22
Number of accumulation units outstanding at end of period	0	0	0	0	137	97	46	19	16	12
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$21.92	$17.69	$21.34	$18.24	$16.32	$16.70	$16.05	$11.71	$10.31	$10.38
Value at end of period	$27.30	$21.92	$17.69	$21.34	$18.24	$16.32	$16.70	$16.05	$11.71	$10.31
Number of accumulation units outstanding at end of period	271	254	268	257	312	312	313	314	346	534
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$62.71	$50.41	$60.78	$55.41	$45.16	$46.18	$43.98	$32.39	$28.70	$29.86
Value at end of period	$69.40	$62.71	$50.41	$60.78	$55.41	$45.16	$46.18	$43.98	$32.39	$28.70
Number of accumulation units outstanding at end of period	145	145	145	145	174	168	112	154	176	366
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.18	$15.62	$16.81	$14.79	$14.17	$14.39	$13.83	$12.06	$10.79	$11.30
Value at end of period	$20.34	$18.18	$15.62	$16.81	$14.79	$14.17	$14.39	$13.83	$12.06	$10.79
Number of accumulation units outstanding at end of period	3,706	3,637	3,565	3,483	3,544	3,225	2,994	1,515	1,307	12,126
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.79	$16.46	$18.23	$15.48	$14.79	$15.07	$14.47	$12.20	$10.76	$11.44
Value at end of period	$22.32	$19.79	$16.46	$18.23	$15.48	$14.79	$15.07	$14.47	$12.20	$10.76
Number of accumulation units outstanding at end of period	809	1,726	1,657	1,584	2,493	4,460	4,115	3,021	2,552	3,543
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.51	$16.79	$18.98	$15.88	$15.14	$15.51	$14.84	$12.19	$10.71	$11.46
Value at end of period	$23.50	$20.51	$16.79	$18.98	$15.88	$15.14	$15.51	$14.84	$12.19	$10.71
Number of accumulation units outstanding at end of period	1,011	1,296	1,217	1,668	3,727	3,396	2,762	833	1,233	5,178
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.77	$16.92	$19.20	$16.01	$15.26	$15.62	$14.92	$12.25	$11.88
Value at end of period	$23.75	$20.77	$16.92	$19.20	$16.01	$15.26	$15.62	$14.92	$12.25
Number of accumulation units outstanding at end of period	4,998	4,788	4,589	4,227	3,793	3,264	2,869	2,422	1,922

CFI 279

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$15.23	$12.94	$14.07	$12.44	$11.87	$12.10	$11.54	$10.13	$9.04	$9.40
Value at end of period	$16.96	$15.23	$12.94	$14.07	$12.44	$11.87	$12.10	$11.54	$10.13	$9.04
Number of accumulation units outstanding at end of period	0	0	0	0	16	14	13	11	8	6
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.87	$14.23	$14.90	$13.83	$13.43	$13.61	$13.06	$12.38	$11.45	$11.57
Value at end of period	$17.51	$15.87	$14.23	$14.90	$13.83	$13.43	$13.61	$13.06	$12.38	$11.45
Number of accumulation units outstanding at end of period	419	419	420	420	421	464	56	0	0	0
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.65	$22.67	$23.97	$22.00	$21.12	$21.47	$20.43	$18.49	$16.70	$16.65
Value at end of period	$27.92	$25.65	$22.67	$23.97	$22.00	$21.12	$21.47	$20.43	$18.49	$16.70
Number of accumulation units outstanding at end of period	0	880	880	880	881	1,014	1,007	996	986	1,031
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.87	$23.85	$26.39	$22.71	$21.55	$22.13	$21.07	$17.46	$15.41	$16.10
Value at end of period	$32.55	$28.87	$23.85	$26.39	$22.71	$21.55	$22.13	$21.07	$17.46	$15.41
Number of accumulation units outstanding at end of period	6	6	6	6	24	23	59	298	305	300
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$27.06	$23.02	$24.86	$22.03	$20.96	$21.39	$20.34	$17.70	$15.81	$16.13
Value at end of period	$30.06	$27.06	$23.02	$24.86	$22.03	$20.96	$21.39	$20.34	$17.70	$15.81
Number of accumulation units outstanding at end of period	205	414	414	414	449	533	535	419	700	758
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.77	$11.97	$12.18	$11.98	$11.87	$12.02	$11.54	$12.01	$11.73	$11.11
Value at end of period	$13.50	$12.77	$11.97	$12.18	$11.98	$11.87	$12.02	$11.54	$12.01	$11.73
Number of accumulation units outstanding at end of period	5	5	5	5	23	23	24	5	5	5
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.47	$29.87	$35.39	$32.31	$26.42	$27.28	$24.61	$19.01	$16.58	$17.37
Value at end of period	$39.25	$38.47	$29.87	$35.39	$32.31	$26.42	$27.28	$24.61	$19.01	$16.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$47.16	$34.54	$35.73	$28.27	$27.23	$29.09	$28.29	$20.67	$17.53	$17.40
Value at end of period	$61.94	$47.16	$34.54	$35.73	$28.27	$27.23	$29.09	$28.29	$20.67	$17.53
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	1	16	16	75
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.83	$12.88	$14.28	$13.08	$13.16	$13.54	$12.04	$11.75	$9.46	$10.12
Value at end of period	$14.85	$15.83	$12.88	$14.28	$13.08	$13.16	$13.54	$12.04	$11.75	$9.46
Number of accumulation units outstanding at end of period	56	56	56	56	56	57	57	69	497	1,526
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.04	$15.87	$17.43	$16.82	$16.37	$16.13	$12.60	$12.53	$11.00	$10.19
Value at end of period	$18.46	$20.04	$15.87	$17.43	$16.82	$16.37	$16.13	$12.60	$12.53	$11.00
Number of accumulation units outstanding at end of period	0	0	0	0	829	806	783	742	714	13
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$41.78	$31.86	$35.52	$29.64	$27.74	$27.33	$24.58	$18.51	$16.73	$17.81
Value at end of period	$50.02	$41.78	$31.86	$35.52	$29.64	$27.74	$27.33	$24.58	$18.51	$16.73
Number of accumulation units outstanding at end of period	97	97	97	97	97	98	98	54	36	919
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.45	$21.43	$24.82	$21.40	$18.43	$19.89	$18.49	$13.90	$11.88	$12.31
Value at end of period	$25.95	$26.45	$21.43	$24.82	$21.40	$18.43	$19.89	$18.49	$13.90	$11.88
Number of accumulation units outstanding at end of period	143	143	143	143	143	262	144	144	136	259

CFI 280

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.19	$18.74	$21.01	$19.22	$16.91	$17.52	$16.32	$13.25	$11.92	$12.22
Value at end of period	$24.05	$22.19	$18.74	$21.01	$19.22	$16.91	$17.52	$16.32	$13.25	$11.92
Number of accumulation units outstanding at end of period	5,011	6,595	6,664	6,651	7,027	7,035	7,469	5,495	5,478	8,138
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.90	$19.44	$22.83	$20.34	$17.20	$17.98	$16.57	$12.56	$11.12	$11.53
Value at end of period	$24.24	$23.90	$19.44	$22.83	$20.34	$17.20	$17.98	$16.57	$12.56	$11.12
Number of accumulation units outstanding at end of period	0	0	0	0	1	1	1	16	0	0
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.35	$21.05	$24.61	$18.29	$18.52	$18.05	$17.89	$14.28	$11.91	$13.15
Value at end of period	$34.45	$27.35	$21.05	$24.61	$18.29	$18.52	$18.05	$17.89	$14.28	$11.91
Number of accumulation units outstanding at end of period	3,122	3,142	3,245	3,219	5,133	6,150	5,790	4,929	5,399	9,845
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.54	$21.98	$26.80	$19.01	$17.08	$20.57	$20.69	$22.27	$18.97	$23.55
Value at end of period	$37.52	$28.54	$21.98	$26.80	$19.01	$17.08	$20.57	$20.69	$22.27	$18.97
Number of accumulation units outstanding at end of period	21	21	21	31	621	481	346	241	214	885
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.91	$31.28	$36.15	$32.25	$28.53	$29.85	$26.34	$20.31	$17.17	$17.11
Value at end of period	$38.45	$38.91	$31.28	$36.15	$32.25	$28.53	$29.85	$26.34	$20.31	$17.17
Number of accumulation units outstanding at end of period	60	49	57	59	89	95	94	92	108	651
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.20	$25.85	$29.31	$25.73	$21.47	$22.62	$21.18	$15.47	$13.22	$13.60
Value at end of period	$36.91	$32.20	$25.85	$29.31	$25.73	$21.47	$22.62	$21.18	$15.47	$13.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	345
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$31.02	$25.31	$25.55	$22.52	$21.15	$20.39	$18.44	$15.31	$13.57	$13.38
Value at end of period	$36.07	$31.02	$25.31	$25.55	$22.52	$21.15	$20.39	$18.44	$15.31	$13.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	196	624	14	19	317
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$36.72	$27.15	$28.47	$23.15	$21.86	$21.74	$19.73	$14.81	$12.94	$13.63
Value at end of period	$47.71	$36.72	$27.15	$28.47	$23.15	$21.86	$21.74	$19.73	$14.81	$12.94
Number of accumulation units outstanding at end of period	1,275	1,450	1,660	1,639	1,837	2,438	2,159	2,093	2,229	3,693
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$33.09	$26.56	$29.72	$25.94	$22.16	$24.15	$22.80	$17.83	$15.44	$15.80
Value at end of period	$32.93	$33.09	$26.56	$29.72	$25.94	$22.16	$24.15	$22.80	$17.83	$15.44
Number of accumulation units outstanding at end of period	4	4	4	4	4	5	5	5	5	684
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$65.74	$50.98	$52.30	$39.72	$39.70	$36.35	$33.93	$24.72	$21.10	$21.64
Value at end of period	$88.56	$65.74	$50.98	$52.30	$39.72	$39.70	$36.35	$33.93	$24.72	$21.10
Number of accumulation units outstanding at end of period	249	256	264	259	330	443	415	258	270	704
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.94	$15.85	$18.73	$14.86	$14.80	$15.16	$15.55	$13.80	$11.79	$13.65
Value at end of period	$22.50	$19.94	$15.85	$18.73	$14.86	$14.80	$15.16	$15.55	$13.80	$11.79
Number of accumulation units outstanding at end of period	17	17	17	17	17	17	13	10	8	5
WANGER INTERNATIONAL
Value at beginning of period	$15.25	$11.90	$14.67	$11.20	$11.53	$11.68	$12.40	$10.28	$8.58	$10.20
Value at end of period	$17.19	$15.25	$11.90	$14.67	$11.20	$11.53	$11.68	$12.40	$10.28	$8.58
Number of accumulation units outstanding at end of period	0	0	0	0	41	41	23	0	0	0

CFI 281

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WANGER SELECT
Value at beginning of period	$31.35	$24.60	$28.50	$22.82	$20.43	$20.67	$20.34	$15.33	$13.13	$16.19
Value at end of period	$39.13	$31.35	$24.60	$28.50	$22.82	$20.43	$20.67	$20.34	$15.33	$13.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	97	837
WANGER USA
Value at beginning of period	$35.26	$27.29	$28.10	$23.84	$21.28	$21.72	$21.03	$15.95	$13.49	$14.18
Value at end of period	$43.17	$35.26	$27.29	$28.10	$23.84	$21.28	$21.72	$21.03	$15.95	$13.49
Number of accumulation units outstanding at end of period	92	92	92	92	92	311	93	93	93	357
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$48.24	$38.23	$44.96	$41.07	$32.33	$34.37	$32.48	$23.87	$21.34	$22.13
Value at end of period	$48.09	$48.24	$38.23	$44.96	$41.07	$32.33	$34.37	$32.48	$23.87	$21.34
Number of accumulation units outstanding at end of period	59	59	59	59	59	159	159	269	269	279

TABLE 33
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$32.88	$24.92	$25.73	$20.50	$20.40	$20.21	$19.58	$14.75	$13.03	$13.96
Value at end of period	$43.98	$32.88	$24.92	$25.73	$20.50	$20.40	$20.21	$19.58	$14.75	$13.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$27.44	$20.93	$20.74	$16.32	$15.40	$15.70	$13.97	$11.55	$10.54	$10.90
Value at end of period	$35.91	$27.44	$20.93	$20.74	$16.32	$15.40	$15.70	$13.97	$11.55	$10.54
Number of accumulation units outstanding at end of period	160	160	161	175	195	217	241	1,354	1,369	1,505
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$23.06	$18.69	$20.02	$16.70	$15.50	$16.20	$15.07	$11.79	$10.92	$10.87
Value at end of period	$25.89	$23.06	$18.69	$20.02	$16.70	$15.50	$16.20	$15.07	$11.79	$10.92
Number of accumulation units outstanding at end of period	252	252	253	295	324	390	463	1,404	1,407	1,614
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.11	$11.40	$11.87	$11.69	$11.33	$11.75	$11.62	$12.98	$12.35	$11.10
Value at end of period	$13.16	$12.11	$11.40	$11.87	$11.69	$11.33	$11.75	$11.62	$12.98	$12.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	768
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$22.02	$17.53	$19.06	$15.69	$14.16	$13.91	$12.97	$10.01	$8.68	$8.98
Value at end of period	$24.93	$22.02	$17.53	$19.06	$15.69	$14.16	$13.91	$12.97	$10.01	$8.68
Number of accumulation units outstanding at end of period	626	627	627	628	1,381	1,382	1,383	1,384	1,681	1,989
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$19.83	$15.39	$17.30	$13.84	$13.29	$13.14	$13.10	$10.28	$8.55	$10.13
Value at end of period	$26.85	$19.83	$15.39	$17.30	$13.84	$13.29	$13.14	$13.10	$10.28	$8.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.13	$11.40	$11.59	$11.40	$11.26	$11.40	$10.97	$11.36	$10.89	$10.38
Value at end of period	$13.24	$12.13	$11.40	$11.59	$11.40	$11.26	$11.40	$10.97	$11.36	$10.89
Number of accumulation units outstanding at end of period	1,772	0	0	0	0	0	0	0	0	59

CFI 282

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$33.47	$26.52	$27.75	$22.34	$20.91	$20.15	$18.72	$14.20	$11.96	$12.76
Value at end of period	$45.43	$33.47	$26.52	$27.75	$22.34	$20.91	$20.15	$18.72	$14.20	$11.96
Number of accumulation units outstanding at end of period	705	917	918	919	1,978	2,027	1,471	1,673	2,355	3,270
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$28.74	$23.25	$24.34	$20.57	$18.42	$18.74	$17.11	$13.18	$11.89	$11.28
Value at end of period	$30.50	$28.74	$23.25	$24.34	$20.57	$18.42	$18.74	$17.11	$13.18	$11.89
Number of accumulation units outstanding at end of period	0	0	0	40	97	160	221	466	245	723
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during June 2011)
Value at beginning of period	$20.55	$18.07	$22.53	$20.51	$16.78	$19.00	$17.58	$12.35	$10.77	$11.55
Value at end of period	$21.03	$20.55	$18.07	$22.53	$20.51	$16.78	$19.00	$17.58	$12.35	$10.77
Number of accumulation units outstanding at end of period	56	57	57	57	40	40	41	41	41	32
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$15.16
Value at end of period	$17.65
Number of accumulation units outstanding at end of period	577
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$30.09	$24.56	$25.61	$23.21	$21.85	$22.67	$21.00	$18.07	$16.59	$16.11
Value at end of period	$34.17	$30.09	$24.56	$25.61	$23.21	$21.85	$22.67	$21.00	$18.07	$16.59
Number of accumulation units outstanding at end of period	0	0	176	177	177	177	177	177	177	361
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.65	$15.19	$17.82	$15.96	$14.22	$15.22	$13.80	$10.36	$9.03	$9.58
Value at end of period	$20.61	$19.65	$15.19	$17.82	$15.96	$14.22	$15.22	$13.80	$10.36	$9.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	124	124	125
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$67.04	$51.72	$56.08	$46.71	$43.90	$44.27	$40.14	$31.04	$27.06	$28.18
Value at end of period	$86.23	$67.04	$51.72	$56.08	$46.71	$43.90	$44.27	$40.14	$31.04	$27.06
Number of accumulation units outstanding at end of period	1,334	1,335	1,420	1,476	1,917	1,994	1,179	1,623	2,578	4,221
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$39.59	$31.53	$34.91	$31.39	$27.00	$28.54	$26.64	$21.11	$18.26	$18.36
Value at end of period	$41.61	$39.59	$31.53	$34.91	$31.39	$27.00	$28.54	$26.64	$21.11	$18.26
Number of accumulation units outstanding at end of period	1,662	1,666	1,661	1,683	1,697	2,019	837	976	1,472	3,167
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$50.23	$37.96	$38.60	$29.00	$29.20	$27.66	$25.22	$18.78	$16.62	$16.84
Value at end of period	$71.20	$50.23	$37.96	$38.60	$29.00	$29.20	$27.66	$25.22	$18.78	$16.62
Number of accumulation units outstanding at end of period	1,974	1,976	2,264	2,297	2,298	2,300	2,266	2,698	4,985	10,097
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.81	$19.71	$23.49	$18.30	$19.57	$19.17	$21.17	$16.47	$13.85	$16.97
Value at end of period	$28.26	$24.81	$19.71	$23.49	$18.30	$19.57	$19.17	$21.17	$16.47	$13.85
Number of accumulation units outstanding at end of period	241	288	288	288	288	317	333	333	1,060	2,431
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$36.78	$29.55	$34.43	$31.59	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36
Value at end of period	$38.11	$36.78	$29.55	$34.43	$31.59	$24.63	$27.00	$27.25	$20.30	$17.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	8	8	8	334	726

CFI 283

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$88.87	$72.76	$84.07	$63.32	$60.13	$71.03	$75.74	$70.96	$59.61	$73.88
Value at end of period	$102.62	$88.87	$72.76	$84.07	$63.32	$60.13	$71.03	$75.74	$70.96	$59.61
Number of accumulation units outstanding at end of period	242	497	497	497	620	625	521	666	666	174
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.94
Number of accumulation units outstanding at end of period	223
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$22.62	$18.25	$21.05	$18.57	$16.83	$17.86	$17.35	$13.63	$12.54	$13.57
Value at end of period	$13.07	$22.62	$18.25	$21.05	$18.57	$16.83	$17.86	$17.35	$13.63	$12.54
Number of accumulation units outstanding at end of period	0	127	127	127	128	128	128	128	128	313
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$46.35	$35.70	$41.75	$31.01	$31.45	$30.71	$30.48	$24.30	$20.35	$22.52
Value at end of period	$58.28	$46.35	$35.70	$41.75	$31.01	$31.45	$30.71	$30.48	$24.30	$20.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	13	13	13	13
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$29.71	$23.85	$27.00	$24.01	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98
Value at end of period	$35.10	$29.71	$23.85	$27.00	$24.01	$20.64	$22.27	$20.20	$14.54	$12.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	136
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$88.40	$65.62	$69.12	$55.10	$54.69	$52.87	$49.49	$35.85	$37.15
Value at end of period	$123.98	$88.40	$65.62	$69.12	$55.10	$54.69	$52.87	$49.49	$35.85
Number of accumulation units outstanding at end of period	83	83	84	84	333	333	280	316	348
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$18.65	$14.68	$16.44	$14.75	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76
Value at end of period	$20.91	$18.65	$14.68	$16.44	$14.75	$13.58	$14.63	$13.73	$10.78	$9.61
Number of accumulation units outstanding at end of period	210	210	211	212	1,692	1,754	1,917	2,174	2,176	6,554
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$61.39	$46.00	$46.89	$37.35	$33.74	$32.93	$29.71	$22.78	$19.71	$20.30
Value at end of period	$72.25	$61.39	$46.00	$46.89	$37.35	$33.74	$32.93	$29.71	$22.78	$19.71
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	13	13	13	13
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$27.51	$25.49	$26.13	$25.60	$25.36	$25.69	$24.85	$25.26	$23.67	$22.51
Value at end of period	$29.94	$27.51	$25.49	$26.13	$25.60	$25.36	$25.69	$24.85	$25.26	$23.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	8	8	8	8
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$34.66	$27.27	$29.72	$23.75	$23.62	$24.54	$23.18	$18.33	$15.49	$18.23
Value at end of period	$41.00	$34.66	$27.27	$29.72	$23.75	$23.62	$24.54	$23.18	$18.33	$15.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4	4	4	4
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$21.85	$17.77	$21.68	$20.05	$16.13	$16.98	$16.41	$12.29	$10.75	$11.11
Value at end of period	$21.94	$21.85	$17.77	$21.68	$20.05	$16.13	$16.98	$16.41	$12.29	$10.75
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	154

CFI 284

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.31	$19.29	$23.05	$21.90	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39
Value at end of period	$23.53	$23.31	$19.29	$23.05	$21.90	$19.10	$20.15	$18.34	$14.29	$12.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	432	1,644
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2020)
Value at beginning of period	$10.90
Value at end of period	$11.53
Number of accumulation units outstanding at end of period	2,033
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$22.98	$18.57	$20.04	$17.19	$15.88	$16.21	$14.92	$10.98	$10.06	$10.53
Value at end of period	$26.98	$22.98	$18.57	$20.04	$17.19	$15.88	$16.21	$14.92	$10.98	$10.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$18.99	$15.95	$16.88	$15.14	$14.53	$14.83	$13.94	$12.16	$11.09	$11.47
Value at end of period	$21.74	$18.99	$15.95	$16.88	$15.14	$14.53	$14.83	$13.94	$12.16	$11.09
Number of accumulation units outstanding at end of period	730	730	731	731	731	731	0	0	235	342
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.87	$13.92	$14.45	$14.15	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31
Value at end of period	$16.37	$14.87	$13.92	$14.45	$14.15	$13.66	$14.25	$14.03	$15.69	$14.65
Number of accumulation units outstanding at end of period	530	530	530	531	531	531	532	1,085	1,085	639
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.26	$17.97	$18.86	$17.86	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91
Value at end of period	$20.45	$20.26	$17.97	$18.86	$17.86	$15.87	$16.77	$17.01	$15.41	$13.47
Number of accumulation units outstanding at end of period	0	182	182	182	182	182	182	183	183	509
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.00	$20.17	$20.22	$20.05	$19.16	$20.32	$20.30	$20.16	$17.68	$18.38
Value at end of period	$18.83	$20.00	$20.17	$20.22	$20.05	$19.16	$20.32	$20.30	$20.16	$17.68
Number of accumulation units outstanding at end of period	777	835	837	855	1,214	1,242	1,269	2,072	2,074	1,477
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$30.85	$26.29	$28.65	$25.35	$23.86	$24.68	$23.59	$20.52	$18.33	$18.85
Value at end of period	$33.69	$30.85	$26.29	$28.65	$25.35	$23.86	$24.68	$23.59	$20.52	$18.33
Number of accumulation units outstanding at end of period	234	234	337	356	456	457	458	459	561	599
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.46	$13.60	$14.09	$13.04	$12.45	$13.37	$13.35	$14.12	$13.44	$13.16
Value at end of period	$15.55	$14.46	$13.60	$14.09	$13.04	$12.45	$13.37	$13.35	$14.12	$13.44
Number of accumulation units outstanding at end of period	49	49	49	49	486	487	283	288	1,412	1,076
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.75	$10.64	$11.85	$9.72	$9.31	$10.01
Value at end of period	$12.45	$12.75	$10.64	$11.85	$9.72	$9.31
Number of accumulation units outstanding at end of period	161	161	161	162	846	873
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.90	$11.85	$11.84	$11.95	$12.11	$12.29	$12.47	$12.66	$12.85	$13.04
Value at end of period	$11.76	$11.90	$11.85	$11.84	$11.95	$12.11	$12.29	$12.47	$12.66	$12.85
Number of accumulation units outstanding at end of period	11,538	4,558	4,056	3,554	3,512	3,168	3,008	2,739	2,718	3,190

CFI 285

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$34.66	$27.30	$29.01	$24.47	$22.63	$23.30	$21.36	$16.60	$14.55	$14.81
Value at end of period	$40.04	$34.66	$27.30	$29.01	$24.47	$22.63	$23.30	$21.36	$16.60	$14.55
Number of accumulation units outstanding at end of period	3,221	3,649	3,856	3,984	4,050	4,447	3,174	3,220	7,133	9,334
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.53	$13.16
Value at end of period	$14.12	$13.53
Number of accumulation units outstanding at end of period	742	742
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.27	$18.74	$19.65	$18.78	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39
Value at end of period	$22.13	$21.27	$18.74	$19.65	$18.78	$16.64	$17.24	$17.30	$16.62	$14.80
Number of accumulation units outstanding at end of period	0	0	30	40	54	71	88	343	343	495
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$47.13	$36.79	$40.08	$32.64	$30.05	$30.24	$26.96	$20.59	$18.26	$18.56
Value at end of period	$53.82	$47.13	$36.79	$40.08	$32.64	$30.05	$30.24	$26.96	$20.59	$18.26
Number of accumulation units outstanding at end of period	1,399	1,401	1,406	2,154	2,156	2,402	2,041	2,043	2,318	5,764
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$46.72	$37.32	$44.23	$39.53	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73
Value at end of period	$49.82	$46.72	$37.32	$44.23	$39.53	$33.96	$35.10	$32.52	$24.53	$21.16
Number of accumulation units outstanding at end of period	1,325	1,325	1,325	1,325	1,337	1,340	1,142	1,143	1,737	2,318
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.77	$27.31	$31.65	$29.23	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46
Value at end of period	$34.02	$32.77	$27.31	$31.65	$29.23	$23.30	$24.44	$23.53	$16.74	$15.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	15	15	509	2,426
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$23.91	$22.09	$22.55	$21.79	$21.20	$21.40	$20.36	$20.69	$19.20	$18.13
Value at end of period	$25.39	$23.91	$22.09	$22.55	$21.79	$21.20	$21.40	$20.36	$20.69	$19.20
Number of accumulation units outstanding at end of period	408	409	408	410	415	422	41	41	42	1,295
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$10.76	$8.99	$10.58	$8.60	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91
Value at end of period	$11.43	$10.76	$8.99	$10.58	$8.60	$8.66	$8.87	$9.57	$8.00	$6.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	12	12	12	36
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$30.02	$22.96	$23.66	$18.51	$18.07	$17.24	$15.41	$11.94	$10.27	$10.30
Value at end of period	$38.71	$30.02	$22.96	$23.66	$18.51	$18.07	$17.24	$15.41	$11.94	$10.27
Number of accumulation units outstanding at end of period	2,633	3,593	3,800	3,906	5,570	5,609	3,645	2,608	4,629	5,342
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.36	$14.09	$15.51	$13.87	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15
Value at end of period	$18.18	$17.36	$14.09	$15.51	$13.87	$12.36	$13.13	$12.11	$9.39	$8.31
Number of accumulation units outstanding at end of period	387	387	387	387	4,743	4,745	2,160	2,160	1,913	3,488
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$36.88	$28.94	$31.76	$25.77	$24.39	$24.63	$22.97	$17.67	$15.71	$16.02
Value at end of period	$51.27	$36.88	$28.94	$31.76	$25.77	$24.39	$24.63	$22.97	$17.67	$15.71
Number of accumulation units outstanding at end of period	34	35	35	35	11	28	28	365	71	189
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2011)
Value at beginning of period	$43.83	$32.75	$33.57	$25.96	$24.73	$23.33	$20.94	$16.10	$14.28	$14.28
Value at end of period	$59.78	$43.83	$32.75	$33.57	$25.96	$24.73	$23.33	$20.94	$16.10	$14.28
Number of accumulation units outstanding at end of period	582	0	0	0	0	0	0	0	0	32

CFI 286

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.22	$18.72	$19.69	$16.30	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91
Value at end of period	$29.08	$24.22	$18.72	$19.69	$16.30	$14.92	$14.83	$13.33	$10.25	$9.00
Number of accumulation units outstanding at end of period	159	129	95	58	17	0	0	0	0	49
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$28.55	$23.07	$25.15	$22.55	$19.85	$20.94	$18.94	$14.63	$12.81	$12.81
Value at end of period	$28.46	$28.55	$23.07	$25.15	$22.55	$19.85	$20.94	$18.94	$14.63	$12.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	34
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$62.00	$49.87	$60.15	$54.87	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66
Value at end of period	$68.58	$62.00	$49.87	$60.15	$54.87	$44.74	$45.78	$43.62	$32.14	$28.49
Number of accumulation units outstanding at end of period	459	506	513	669	670	963	1,267	1,292	2,202	2,870
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.05	$15.51	$16.70	$14.70	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26
Value at end of period	$20.19	$18.05	$15.51	$16.70	$14.70	$14.10	$14.32	$13.77	$12.02	$10.75
Number of accumulation units outstanding at end of period	86	87	85	58	1,339	1,309	0	1,603	1,603	1,664
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.64	$16.35	$18.11	$15.39	$14.71	$15.00	$14.41	$12.15	$10.72	$11.41
Value at end of period	$22.15	$19.64	$16.35	$18.11	$15.39	$14.71	$15.00	$14.41	$12.15	$10.72
Number of accumulation units outstanding at end of period	961	1,176	1,060	810	669	673	675	676	678	2,449
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.36	$16.68	$18.86	$15.79	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43
Value at end of period	$23.32	$20.36	$16.68	$18.86	$15.79	$15.06	$15.44	$14.77	$12.15	$10.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	737
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$20.67	$16.85	$19.13	$15.96	$15.22	$15.58	$14.89	$12.24	$10.75	$11.50
Value at end of period	$23.62	$20.67	$16.85	$19.13	$15.96	$15.22	$15.58	$14.89	$12.24	$10.75
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	917
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$15.15	$12.87	$14.00	$12.39	$11.83	$12.06	$11.51	$10.10	$9.02	$9.39
Value at end of period	$16.85	$15.15	$12.87	$14.00	$12.39	$11.83	$12.06	$11.51	$10.10	$9.02
Number of accumulation units outstanding at end of period	621	623	624	626	526	328	237	401	293	174
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.75	$14.14	$14.80	$13.75	$13.36	$13.55	$13.00	$12.34	$11.41	$11.59
Value at end of period	$17.37	$15.75	$14.14	$14.80	$13.75	$13.36	$13.55	$13.00	$12.34	$11.41
Number of accumulation units outstanding at end of period	910	912	912	914	915	917	918	804	673	671
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.24	$12.58	$13.33	$12.27	$11.77	$11.99	$11.53	$10.68	$9.68	$9.90
Value at end of period	$15.62	$14.24	$12.58	$13.33	$12.27	$11.77	$11.99	$11.53	$10.68	$9.68
Number of accumulation units outstanding at end of period	6	6	6	6	8	10	434	438	374	258
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.35	$22.41	$23.71	$21.77	$20.91	$21.27	$20.25	$18.34	$16.57	$16.53
Value at end of period	$27.58	$25.35	$22.41	$23.71	$21.77	$20.91	$21.27	$20.25	$18.34	$16.57
Number of accumulation units outstanding at end of period	26	26	39	52	148	148	149	149	149	227
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.53	$23.58	$26.11	$22.48	$21.34	$21.92	$20.88	$17.32	$15.29	$15.99
Value at end of period	$32.15	$28.53	$23.58	$26.11	$22.48	$21.34	$21.92	$20.88	$17.32	$15.29
Number of accumulation units outstanding at end of period	573	614	616	618	619	668	869	873	1,045	1,667

CFI 287

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$26.74	$22.76	$24.60	$21.81	$20.76	$21.19	$20.16	$17.55	$15.69	$16.02
Value at end of period	$29.70	$26.74	$22.76	$24.60	$21.81	$20.76	$21.19	$20.16	$17.55	$15.69
Number of accumulation units outstanding at end of period	42	42	42	43	47	48	48	151	858	1,571
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.70	$11.90	$12.12	$11.93	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09
Value at end of period	$13.41	$12.70	$11.90	$12.12	$11.93	$11.83	$11.98	$11.50	$11.98	$11.71
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	730
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$38.13	$29.62	$35.11	$32.07	$26.24	$27.11	$24.47	$18.91	$16.50	$17.46
Value at end of period	$38.89	$38.13	$29.62	$35.11	$32.07	$26.24	$27.11	$24.47	$18.91	$16.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	531	531	531	531	2
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$46.75	$34.26	$35.45	$28.07	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32
Value at end of period	$61.37	$46.75	$34.26	$35.45	$28.07	$27.05	$28.91	$28.13	$20.56	$17.44
Number of accumulation units outstanding at end of period	103	717	717	717	717	726	726	726	758	412
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.74	$12.81	$14.22	$13.03	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11
Value at end of period	$14.76	$15.74	$12.81	$14.22	$13.03	$13.11	$13.50	$12.01	$11.73	$9.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.90	$15.77	$17.33	$16.73	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17
Value at end of period	$18.33	$19.90	$15.77	$17.33	$16.73	$16.29	$16.06	$12.55	$12.49	$10.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	6
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$41.41	$31.59	$35.24	$29.42	$27.55	$27.16	$24.44	$18.41	$16.65	$17.73
Value at end of period	$49.54	$41.41	$31.59	$35.24	$29.42	$27.55	$27.16	$24.44	$18.41	$16.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$18.73	$15.82	$19.53	$17.87	$14.66	$15.34	$14.92	$10.82	$9.62	$10.70
Value at end of period	$20.21	$18.73	$15.82	$19.53	$17.87	$14.66	$15.34	$14.92	$10.82	$9.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	79
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.22	$21.25	$24.63	$21.24	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26
Value at end of period	$25.71	$26.22	$21.25	$24.63	$21.24	$18.31	$19.76	$18.38	$13.82	$11.83
Number of accumulation units outstanding at end of period	224	975	975	975	975	992	1,114	1,114	1,115	489
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.02	$18.61	$20.87	$19.10	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19
Value at end of period	$23.86	$22.02	$18.61	$20.87	$19.10	$16.82	$17.44	$16.24	$13.20	$11.88
Number of accumulation units outstanding at end of period	3,202	3,205	3,206	3,337	4,349	4,351	3,392	3,737	3,741	7,593
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.73	$19.31	$22.68	$20.22	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50
Value at end of period	$24.05	$23.73	$19.31	$22.68	$20.22	$17.11	$17.90	$16.50	$12.51	$11.08
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	282
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.15	$20.91	$24.45	$18.19	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11
Value at end of period	$34.17	$27.15	$20.91	$24.45	$18.19	$18.42	$17.96	$17.81	$14.23	$11.87
Number of accumulation units outstanding at end of period	3,402	3,407	3,666	3,814	4,490	4,898	2,919	3,627	10,419	18,889

CFI 288

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.33	$21.83	$26.63	$18.90	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48
Value at end of period	$37.22	$28.33	$21.83	$26.63	$18.90	$16.99	$20.48	$20.60	$22.18	$18.90
Number of accumulation units outstanding at end of period	20	20	20	20	72	72	73	73	74	231
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.57	$31.02	$35.86	$32.01	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04
Value at end of period	$38.10	$38.57	$31.02	$35.86	$32.01	$28.33	$29.66	$26.18	$20.21	$17.09
Number of accumulation units outstanding at end of period	197	829	829	838	850	1,352	1,362	1,362	1,317	216
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.96	$25.67	$29.13	$25.58	$21.36	$22.51	$21.09	$15.41	$13.18	$13.56
Value at end of period	$36.62	$31.96	$25.67	$29.13	$25.58	$21.36	$22.51	$21.09	$15.41	$13.18
Number of accumulation units outstanding at end of period	133	133	133	133	133	133	134	134	134	127
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$30.79	$25.13	$25.39	$22.39	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35
Value at end of period	$35.78	$30.79	$25.13	$25.39	$22.39	$21.03	$20.29	$18.36	$15.26	$13.53
Number of accumulation units outstanding at end of period	1,458	3,727	3,913	3,937	4,468	4,715	4,748	5,666	4,807	5,011
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$36.45	$26.97	$28.29	$23.01	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59
Value at end of period	$47.34	$36.45	$26.97	$28.29	$23.01	$21.74	$21.64	$19.64	$14.75	$12.89
Number of accumulation units outstanding at end of period	5,156	6,423	6,448	8,210	8,332	8,483	7,072	8,201	8,737	16,659
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$32.82	$26.35	$29.50	$25.77	$22.02	$24.01	$22.68	$17.75	$15.37	$15.74
Value at end of period	$32.64	$32.82	$26.35	$29.50	$25.77	$22.02	$24.01	$22.68	$17.75	$15.37
Number of accumulation units outstanding at end of period	0	171	171	171	171	171	267	268	268	379
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$64.97	$50.41	$51.74	$39.32	$39.31	$36.02	$33.64	$24.52	$20.93	$21.48
Value at end of period	$87.48	$64.97	$50.41	$51.74	$39.32	$39.31	$36.02	$33.64	$24.52	$20.93
Number of accumulation units outstanding at end of period	513	514	514	515	500	530	218	299	2,349	3,000
WANGER INTERNATIONAL
Value at beginning of period	$15.15	$11.83	$14.60	$11.15	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18
Value at end of period	$17.07	$15.15	$11.83	$14.60	$11.15	$11.48	$11.64	$12.36	$10.25	$8.56
Number of accumulation units outstanding at end of period	852	853	853	853	853	854	854	0	0	170
WANGER SELECT
Value at beginning of period	$31.10	$24.42	$28.30	$22.68	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13
Value at end of period	$38.81	$31.10	$24.42	$28.30	$22.68	$20.31	$20.56	$20.24	$15.27	$13.08
Number of accumulation units outstanding at end of period	242	242	242	242	242	847	847	847	848	169
WANGER USA
Value at beginning of period	$34.99	$27.09	$27.91	$23.69	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13
Value at end of period	$42.82	$34.99	$27.09	$27.91	$23.69	$21.15	$21.60	$20.93	$15.88	$13.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	120
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$47.77	$37.88	$44.57	$40.74	$32.08	$34.12	$32.26	$23.72	$21.22	$22.02
Value at end of period	$47.60	$47.77	$37.88	$44.57	$40.74	$32.08	$34.12	$32.26	$23.72	$21.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	4

CFI 289

Condensed Financial Information (continued)

TABLE 34
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$33.77	$25.53	$26.29	$20.89	$20.74	$20.50	$19.81	$14.88	$13.12	$14.02
Value at end of period	$45.28	$33.77	$25.53	$26.29	$20.89	$20.74	$20.50	$19.81	$14.88	$13.12
Number of accumulation units outstanding at end of period	58,703	46,893	56,174	49,143	38,475	38,909	34,110	39,402	30,680	33,167
ALLIANZGI LARGE-CAP VALUE FUND (INSTITUTIONAL CLASS)
Value at beginning of period	$17.80	$14.42	$16.11	$13.44	$11.91	$12.73	$11.55	$8.82	$7.82	$7.78
Value at end of period	$17.98	$17.80	$14.42	$16.11	$13.44	$11.91	$12.73	$11.55	$8.82	$7.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$36.14	$27.50	$27.18	$21.34	$20.08	$20.42	$18.13	$14.95	$13.61	$14.04
Value at end of period	$47.42	$36.14	$27.50	$27.18	$21.34	$20.08	$20.42	$18.13	$14.95	$13.61
Number of accumulation units outstanding at end of period	256,259	298,936	301,924	301,368	311,750	341,062	412,623	399,081	377,898	336,271
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$28.87	$23.34	$24.93	$20.75	$19.21	$20.03	$18.58	$14.51	$13.40	$13.31
Value at end of period	$32.49	$28.87	$23.34	$24.93	$20.75	$19.21	$20.03	$18.58	$14.51	$13.40
Number of accumulation units outstanding at end of period	355,446	384,226	461,659	520,477	563,933	561,135	598,156	623,524	553,337	490,630
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.44	$11.68	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14
Value at end of period	$13.55	$12.44	$11.68	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43
Number of accumulation units outstanding at end of period	244,707	252,660	245,717	254,389	294,414	324,490	374,194	408,029	647,130	591,126
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2015)
Value at beginning of period	$11.76	$10.14	$11.06	$9.81	$9.29	$10.09
Value at end of period	$11.99	$11.76	$10.14	$11.06	$9.81	$9.29
Number of accumulation units outstanding at end of period	187,905	155,140	140,029	101,081	79,335	11,635
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$22.67	$18.00	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04
Value at end of period	$25.73	$22.67	$18.00	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76
Number of accumulation units outstanding at end of period	1,126,890	1,277,327	1,335,428	1,269,118	1,161,188	1,112,564	948,483	914,856	881,974	944,377
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$20.41	$15.80	$17.72	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20
Value at end of period	$27.72	$20.41	$15.80	$17.72	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63
Number of accumulation units outstanding at end of period	389,062	402,119	388,765	393,595	387,499	376,679	329,837	362,305	299,103	273,302
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.49	$11.71	$11.87	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45
Value at end of period	$13.66	$12.49	$11.71	$11.87	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99
Number of accumulation units outstanding at end of period	446,903	283,777	215,889	225,912	241,090	260,902	230,797	229,376	284,761	250,274
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$34.81	$27.51	$28.71	$23.06	$21.53	$20.69	$19.18	$14.51	$12.19	$12.97
Value at end of period	$47.37	$34.81	$27.51	$28.71	$23.06	$21.53	$20.69	$19.18	$14.51	$12.19
Number of accumulation units outstanding at end of period	2,229,178	2,477,829	2,817,481	3,046,673	3,189,722	3,481,327	3,718,540	3,974,654	4,192,923	4,708,634

CFI 290

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$29.89	$24.12	$25.18	$21.23	$18.96	$19.25	$17.53	$13.46	$12.12	$11.47
Value at end of period	$31.80	$29.89	$24.12	$25.18	$21.23	$18.96	$19.25	$17.53	$13.46	$12.12
Number of accumulation units outstanding at end of period	1,463,566	1,549,241	1,590,085	1,570,259	1,686,283	1,615,448	1,703,332	1,755,554	1,801,763	1,831,150
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$21.05	$18.46	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81	$11.71
Value at end of period	$21.59	$21.05	$18.46	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81
Number of accumulation units outstanding at end of period	192,599	220,579	253,748	319,917	351,961	357,894	437,609	373,361	189,894	169,341
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$24.41	$19.82	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10	$11.54
Value at end of period	$26.52	$24.41	$19.82	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10
Number of accumulation units outstanding at end of period	98,093	123,071	123,891	137,845	164,496	203,524	187,146	192,705	66,427	83,460
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.55	$10.62	$12.07	$9.33	$10.45	$11.01	$11.26	$9.11	$7.35	$8.03
Value at end of period	$14.40	$13.55	$10.62	$12.07	$9.33	$10.45	$11.01	$11.26	$9.11	$7.35
Number of accumulation units outstanding at end of period	241,353	266,945	304,568	375,584	419,335	506,293	452,582	395,930	208,888	136,630
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during May 2015)
Value at beginning of period	$14.22	$11.29	$12.01	$10.41	$9.14	$10.03
Value at end of period	$14.95	$14.22	$11.29	$12.01	$10.41	$9.14
Number of accumulation units outstanding at end of period	102,098	124,875	148,866	131,097	118,216	25,368
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.17	$12.26	$11.50	$9.33	$10.06	$10.05
Value at end of period	$17.90	$15.17	$12.26	$11.50	$9.33	$10.06
Number of accumulation units outstanding at end of period	720,440	718,696	831,768	739,344	596,852	508,695
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$44.05	$35.85	$37.30	$33.72	$31.66	$32.78	$30.28	$25.99	$23.81	$23.06
Value at end of period	$50.14	$44.05	$35.85	$37.30	$33.72	$31.66	$32.78	$30.28	$25.99	$23.81
Number of accumulation units outstanding at end of period	270,391	282,177	304,002	313,495	348,506	378,632	410,550	418,686	456,674	482,274
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during June 2019)
Value at beginning of period	$13.04	$11.83
Value at end of period	$12.62	$13.04
Number of accumulation units outstanding at end of period	6,136	725
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$20.09	$15.31	$16.18	$15.30	$14.67	$14.14	$11.00	$10.81	$9.46	$9.95
Value at end of period	$19.27	$20.09	$15.31	$16.18	$15.30	$14.67	$14.14	$11.00	$10.81	$9.46
Number of accumulation units outstanding at end of period	148,224	164,210	158,462	194,393	234,925	256,081	202,339	86,635	63,769	24,589
COLUMBIA ACORN® FUND (INSTITUTIONAL CLASS)
Value at beginning of period	$23.59	$18.86	$20.13	$16.27	$14.93	$15.35	$15.42	$11.93	$10.24	$10.87
Value at end of period	$30.17	$23.59	$18.86	$20.13	$16.27	$14.93	$15.35	$15.42	$11.93	$10.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	480	3,807	3,506	3,277	3,003
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.88	$9.24	$10.62
Value at end of period	$12.39	$11.88	$9.24
Number of accumulation units outstanding at end of period	253,111	256,875	269,328

CFI 291

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$20.23	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64
Value at end of period	$21.27	$20.23	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11
Number of accumulation units outstanding at end of period	82,932	85,327	90,020	98,882	123,822	152,872	172,083	88,455	74,528	76,361
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.98	$13.45	$16.52	$14.97	$11.57	$12.52	$12.03	$10.35
Value at end of period	$16.52	$16.98	$13.45	$16.52	$14.97	$11.57	$12.52	$12.03
Number of accumulation units outstanding at end of period	41,092	36,318	40,677	47,950	42,396	18,690	11,293	3,842
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$78.94	$60.75	$65.71	$54.59	$51.18	$51.48	$46.56	$35.91	$31.24	$32.45
Value at end of period	$101.79	$78.94	$60.75	$65.71	$54.59	$51.18	$51.48	$46.56	$35.91	$31.24
Number of accumulation units outstanding at end of period	2,841,946	3,193,470	3,520,627	3,916,287	4,278,649	4,733,596	5,132,547	5,517,345	5,998,782	6,618,156
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$48.69	$38.69	$42.72	$38.31	$32.87	$34.66	$32.28	$25.51	$22.02	$22.08
Value at end of period	$51.30	$48.69	$38.69	$42.72	$38.31	$32.87	$34.66	$32.28	$25.51	$22.02
Number of accumulation units outstanding at end of period	1,060,270	1,178,351	1,280,200	1,400,497	1,558,163	1,724,287	1,927,323	2,125,694	2,348,189	2,627,468
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$58.75	$44.29	$44.93	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26
Value at end of period	$83.48	$58.75	$44.29	$44.93	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06
Number of accumulation units outstanding at end of period	1,991,267	2,116,429	2,284,780	2,444,645	2,528,385	2,786,258	3,009,629	3,137,717	3,419,263	3,713,244
FIDELITY® VIP MID CAP PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during February 2015)
Value at beginning of period	$22.74	$18.65	$22.10	$18.53	$16.71	$17.75
Value at end of period	$26.54	$22.74	$18.65	$22.10	$18.53	$16.71
Number of accumulation units outstanding at end of period	0	0	0	169	169	169
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.54	$21.83	$25.94	$20.16	$21.51	$21.01	$23.15	$17.97	$15.07	$18.42
Value at end of period	$31.45	$27.54	$21.83	$25.94	$20.16	$21.51	$21.01	$23.15	$17.97	$15.07
Number of accumulation units outstanding at end of period	264,264	275,436	300,997	318,429	323,962	365,456	386,509	424,761	451,126	524,509
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$38.52	$30.87	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80
Value at end of period	$40.01	$38.52	$30.87	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87
Number of accumulation units outstanding at end of period	465,764	521,824	565,747	607,623	689,840	705,843	800,450	909,417	954,573	1,029,137
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$93.28	$76.18	$87.80	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82
Value at end of period	$107.99	$93.28	$76.18	$87.80	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33
Number of accumulation units outstanding at end of period	536,833	607,099	666,714	715,430	747,315	789,046	860,216	924,300	1,021,259	1,095,189
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.97
Number of accumulation units outstanding at end of period	48,398
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$23.23	$18.70	$21.51	$18.93	$17.11	$18.11	$17.55	$13.76	$12.62	$13.63
Value at end of period	$13.46	$23.23	$18.70	$21.51	$18.93	$17.11	$18.11	$17.55	$13.76	$12.62
Number of accumulation units outstanding at end of period	0	28,733	30,183	36,176	33,689	39,996	41,276	43,248	43,289	56,250
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$48.94	$37.60	$43.86	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25
Value at end of period	$61.69	$48.94	$37.60	$43.86	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05
Number of accumulation units outstanding at end of period	1,616	1,724	1,884	2,216	2,257	2,254	2,292	3,018	3,635	3,922

CFI 292

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME FUND (SERIES I)
Value at beginning of period	$22.70	$20.75	$21.98	$20.94	$19.90	$20.62	$20.30	$20.58	$18.36	$18.43
Value at end of period	$23.18	$22.70	$20.75	$21.98	$20.94	$19.90	$20.62	$20.30	$20.58	$18.36
Number of accumulation units outstanding at end of period	493	493	526	526	526	821	774	742	1,006	1,458
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$30.82	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17
Value at end of period	$36.51	$30.82	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72
Number of accumulation units outstanding at end of period	191,497	214,207	245,484	269,074	281,635	301,639	271,795	272,934	207,442	215,726
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$90.14	$66.75	$70.13	$55.76	$55.21	$53.24	$49.71	$35.92	$37.16
Value at end of period	$126.73	$90.14	$66.75	$70.13	$55.76	$55.21	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	125,817	125,666	139,888	142,822	146,924	161,189	175,757	177,331	187,772
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.64	$15.42	$17.23	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05
Value at end of period	$22.08	$19.64	$15.42	$17.23	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92
Number of accumulation units outstanding at end of period	464,705	509,017	551,559	624,771	695,916	764,571	845,007	920,024	1,023,596	1,121,646
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during May 2015)
Value at beginning of period	$18.98	$12.80	$13.66	$10.41	$10.36	$11.46
Value at end of period	$25.51	$18.98	$12.80	$13.66	$10.41	$10.36
Number of accumulation units outstanding at end of period	483,226	432,589	381,490	286,714	114,161	80,746
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$73.58	$60.78	$61.13	$52.27	$50.59	$50.91	$47.51	$40.04	$35.68	$35.55
Value at end of period	$83.07	$73.58	$60.78	$61.13	$52.27	$50.59	$50.91	$47.51	$40.04	$35.68
Number of accumulation units outstanding at end of period	1,648	1,657	1,907	1,955	1,941	2,140	2,357	2,666	3,747	3,648
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$97.44	$72.83	$74.06	$58.85	$53.03	$51.62	$46.45	$35.53	$30.67	$31.51
Value at end of period	$114.97	$97.44	$72.83	$74.06	$58.85	$53.03	$51.62	$46.45	$35.53	$30.67
Number of accumulation units outstanding at end of period	3,036	3,471	3,523	3,969	3,956	4,150	4,791	5,889	9,043	9,050
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$34.93	$32.28	$33.02	$32.26	$31.88	$32.21	$31.08	$31.52	$29.46	$27.94
Value at end of period	$38.11	$34.93	$32.28	$33.02	$32.26	$31.88	$32.21	$31.08	$31.52	$29.46
Number of accumulation units outstanding at end of period	250	250	280	298	298	614	605	593	624	1,447
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$44.91	$35.24	$38.32	$30.55	$30.30	$31.40	$29.59	$23.33	$19.68	$23.10
Value at end of period	$53.25	$44.91	$35.24	$38.32	$30.55	$30.30	$31.40	$29.59	$23.33	$19.68
Number of accumulation units outstanding at end of period	995	1,394	1,416	1,428	1,436	1,406	2,277	3,819	4,186	4,270
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$55.36	$41.36	$42.99	$34.04	$34.30	$32.97	$29.54	$22.95	$19.60	$20.95
Value at end of period	$72.69	$55.36	$41.36	$42.99	$34.04	$34.30	$32.97	$29.54	$22.95	$19.60
Number of accumulation units outstanding at end of period	969	985	1,398	1,364	1,310	1,609	1,584	1,722	2,024	1,926

CFI 293

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.86	$9.93	$11.68	$9.65	$10.28
Value at end of period	$12.70	$11.86	$9.93	$11.68	$9.65
Number of accumulation units outstanding at end of period	23,106	22,002	19,026	20,521	11,333
LKCM AQUINAS CATHOLIC EQUITY FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$14.51	$11.20	$12.33	$10.33	$10.03
Value at end of period	$17.81	$14.51	$11.20	$12.33	$10.33
Number of accumulation units outstanding at end of period	3,037	2,701	2,341	1,968	1,584
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$22.49	$18.25	$22.21	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84	$11.18
Value at end of period	$22.65	$22.49	$18.25	$22.21	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84
Number of accumulation units outstanding at end of period	112,792	123,754	139,721	162,994	162,595	173,914	188,554	202,776	191,284	178,748
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.41	$20.15	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71
Value at end of period	$24.71	$24.41	$20.15	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00
Number of accumulation units outstanding at end of period	439,538	496,951	569,470	625,276	700,504	792,164	877,036	987,181	1,078,778	1,224,326
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.61	$10.19	$10.20	$10.08	$10.00
Value at end of period	$10.78	$10.61	$10.19	$10.20	$10.08
Number of accumulation units outstanding at end of period	187,609	154,812	141,920	70,942	58,068
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.94	$10.17	$10.31	$10.12	$10.02	$10.15	$9.71	$9.94
Value at end of period	$11.76	$10.94	$10.17	$10.31	$10.12	$10.02	$10.15	$9.71
Number of accumulation units outstanding at end of period	412,970	356,064	327,099	349,299	349,521	329,211	209,536	36,068
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$23.78	$19.16	$20.64	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65
Value at end of period	$27.99	$23.78	$19.16	$20.64	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20
Number of accumulation units outstanding at end of period	123,036	133,573	136,823	153,983	154,313	160,815	185,351	236,579	178,096	191,547
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$19.93	$16.70	$17.63	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77
Value at end of period	$22.88	$19.93	$16.70	$17.63	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41
Number of accumulation units outstanding at end of period	365,225	384,083	412,174	434,810	459,278	512,589	560,921	593,399	656,540	759,420
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during May 2015)
Value at beginning of period	$5.78	$5.22	$6.16	$6.08	$5.39	$7.30
Value at end of period	$5.75	$5.78	$5.22	$6.16	$6.08	$5.39
Number of accumulation units outstanding at end of period	50,935	47,250	45,015	37,846	60,481	16,952
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.47	$14.44	$14.95	$14.61	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54
Value at end of period	$17.06	$15.47	$14.44	$14.95	$14.61	$14.06	$14.64	$14.38	$16.03	$14.93
Number of accumulation units outstanding at end of period	741,636	714,468	767,044	847,084	949,340	1,066,368	1,259,375	1,499,230	1,990,404	1,723,167

CFI 294

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.07	$18.64	$19.52	$18.43	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15
Value at end of period	$21.32	$21.07	$18.64	$19.52	$18.43	$16.34	$17.22	$17.42	$15.74	$13.74
Number of accumulation units outstanding at end of period	220,905	207,892	222,751	264,568	281,861	300,180	341,287	354,462	355,315	373,129
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.58	$10.01	$10.09	$9.91	$9.91	$9.90
Value at end of period	$11.29	$10.58	$10.01	$10.09	$9.91	$9.91
Number of accumulation units outstanding at end of period	254,630	201,388	169,638	163,366	166,337	67,440
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.79	$20.92	$20.92	$20.70	$19.73	$20.87	$20.80	$20.61	$18.02	$18.69
Value at end of period	$19.63	$20.79	$20.92	$20.92	$20.70	$19.73	$20.87	$20.80	$20.61	$18.02
Number of accumulation units outstanding at end of period	1,032,282	1,142,990	1,291,235	1,451,882	1,559,576	1,794,564	2,136,200	2,321,197	2,529,944	2,668,796
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.61	$10.16	$12.69	$10.35	$9.84
Value at end of period	$14.98	$12.61	$10.16	$12.69	$10.35
Number of accumulation units outstanding at end of period	40,533	34,239	40,980	25,862	3,737
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$4.55	$3.23	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58	$8.73	$9.85
Value at end of period	$2.73	$4.55	$3.23	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58	$8.73
Number of accumulation units outstanding at end of period	0	1,081,984	1,006,369	1,077,539	1,093,948	744,951	729,869	480,108	255,027	137,568
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.93
Value at end of period	$20.58
Number of accumulation units outstanding at end of period	283,135
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$46.78	$39.77	$43.22	$38.14	$35.82	$36.96	$35.23	$30.57	$27.24	$27.95
Value at end of period	$51.20	$46.78	$39.77	$43.22	$38.14	$35.82	$36.96	$35.23	$30.57	$27.24
Number of accumulation units outstanding at end of period	1,656,822	1,809,176	2,006,082	2,213,803	2,437,979	2,665,091	2,985,875	3,361,515	3,728,508	4,164,502
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$14.63	$11.52	$12.51	$10.61	$9.61	$9.92
Value at end of period	$16.17	$14.63	$11.52	$12.51	$10.61	$9.61
Number of accumulation units outstanding at end of period	160,008	181,378	173,932	126,130	86,728	44,909
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.00	$14.08	$14.55	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20
Value at end of period	$16.18	$15.00	$14.08	$14.55	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51
Number of accumulation units outstanding at end of period	898,132	926,355	996,538	1,066,119	1,193,920	1,288,132	1,478,739	1,685,737	2,036,217	2,370,465
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.91	$10.74	$11.94	$9.77	$9.33	$10.01
Value at end of period	$12.64	$12.91	$10.74	$11.94	$9.77	$9.33
Number of accumulation units outstanding at end of period	1,320,276	1,495,710	1,528,765	1,696,463	1,894,044	2,309,644

CFI 295

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2014)
Value at beginning of period	$12.42	$10.63	$11.60	$10.21	$9.68	$10.14	$10.16
Value at end of period	$14.25	$12.42	$10.63	$11.60	$10.21	$9.68	$10.14
Number of accumulation units outstanding at end of period	46,178	37,098	36,256	34,127	32,392	38,659	36,392
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$11.56	$11.13	$11.17	$11.14	$11.10	$11.06	$10.68	$11.01	$10.84	$10.22
Value at end of period	$11.85	$11.56	$11.13	$11.17	$11.14	$11.10	$11.06	$10.68	$11.01	$10.84
Number of accumulation units outstanding at end of period	43,122	36,914	29,518	27,186	43,032	31,839	25,308	34,770	52,336	15,824
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.12	$14.03	$13.98	$14.07	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13
Value at end of period	$13.99	$14.12	$14.03	$13.98	$14.07	$14.23	$14.40	$14.58	$14.76	$14.94
Number of accumulation units outstanding at end of period	2,708,503	1,949,143	1,965,109	1,809,389	1,825,820	1,972,404	2,071,648	2,347,332	2,419,855	3,083,034
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$55.58	$43.67	$46.28	$38.94	$35.92	$36.90	$33.75	$26.15	$22.87	$23.22
Value at end of period	$64.36	$55.58	$43.67	$46.28	$38.94	$35.92	$36.90	$33.75	$26.15	$22.87
Number of accumulation units outstanding at end of period	7,632,925	8,431,415	9,383,861	10,500,522	11,710,373	12,982,481	14,417,998	16,011,541	16,228,725	18,198,774
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2019)
Value at beginning of period	$13.78	$13.01
Value at end of period	$14.42	$13.78
Number of accumulation units outstanding at end of period	1,023,401	1,105,844
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.06	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59
Value at end of period	$23.02	$22.06	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05
Number of accumulation units outstanding at end of period	21	21	344,950	373,915	399,313	398,402	458,501	508,619	596,524	492,853
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.96	$38.90	$42.27	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23
Value at end of period	$57.19	$49.96	$38.90	$42.27	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98
Number of accumulation units outstanding at end of period	2,171,178	2,389,505	2,594,955	2,735,756	2,911,308	3,177,360	3,446,069	3,687,909	4,094,819	4,493,943
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.32	$39.30	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43
Value at end of period	$52.72	$49.32	$39.30	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90
Number of accumulation units outstanding at end of period	1,045,330	1,167,923	1,275,386	1,411,193	1,530,454	1,678,790	1,846,382	2,047,199	2,279,454	2,506,419
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.59	$28.76	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96
Value at end of period	$36.00	$34.59	$28.76	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64
Number of accumulation units outstanding at end of period	681,625	748,083	804,948	878,333	942,227	1,008,829	1,088,904	1,209,579	1,316,636	1,426,343
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2019)
Value at beginning of period	$18.48	$16.96
Value at end of period	$20.59	$18.48
Number of accumulation units outstanding at end of period	17,033	15,893
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2016)
Value at beginning of period	$20.65	$17.09	$18.63	$15.93	$13.72
Value at end of period	$23.27	$20.65	$17.09	$18.63	$15.93
Number of accumulation units outstanding at end of period	14,128	22,830	13,824	12,250	6,778

CFI 296

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$21.76	$17.69	$19.57	$16.48	$15.45	$15.94	$15.53
Value at end of period	$24.82	$21.76	$17.69	$19.57	$16.48	$15.45	$15.94
Number of accumulation units outstanding at end of period	1,018	914	254	254	254	202	47
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$21.92	$17.77	$19.70	$16.53	$15.52	$16.02	$15.25	$12.44	$10.87	$11.92
Value at end of period	$24.92	$21.92	$17.77	$19.70	$16.53	$15.52	$16.02	$15.25	$12.44	$10.87
Number of accumulation units outstanding at end of period	22,015	17,173	17,456	16,073	14,106	11,712	4,220	2,499	11,020	2,300
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2019)
Value at beginning of period	$14.71	$13.90
Value at end of period	$16.14	$14.71
Number of accumulation units outstanding at end of period	6,705	6,731
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$29.95	$27.60	$28.11	$27.09	$26.29	$26.47	$25.12	$25.47	$23.58	$22.20
Value at end of period	$31.88	$29.95	$27.60	$28.11	$27.09	$26.29	$26.47	$25.12	$25.47	$23.58
Number of accumulation units outstanding at end of period	2,165,786	2,273,715	2,439,983	2,681,920	2,955,675	3,246,047	2,586,688	2,824,325	3,220,733	3,608,131
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.08	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96
Value at end of period	$11.80	$11.08	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90
Number of accumulation units outstanding at end of period	841,164	877,801	903,778	903,644	807,792	825,996	736,960	687,777	710,245	726,535
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$30.72	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$39.71	$30.72	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	3,664,192	4,117,207	4,420,672	4,879,461	5,305,235	5,813,900	6,318,865	3,798,082	3,955,615	3,976,861
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.97	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25
Value at end of period	$18.86	$17.97	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43
Number of accumulation units outstanding at end of period	3,206,223	3,622,411	4,007,499	4,583,772	5,091,029	5,744,731	6,422,695	5,608,618	4,655,071	5,203,881
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$38.62	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41
Value at end of period	$53.83	$38.62	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12
Number of accumulation units outstanding at end of period	1,073,026	1,169,737	1,288,895	1,413,957	1,013,557	1,069,881	1,108,760	1,214,187	740,440	685,705
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during June 2016)
Value at beginning of period	$12.90	$10.47	$13.56	$10.13	$10.36
Value at end of period	$14.74	$12.90	$10.47	$13.56	$10.13
Number of accumulation units outstanding at end of period	31,566	38,917	45,592	47,117	199
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$45.01	$33.55	$34.31	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96
Value at end of period	$61.55	$45.01	$33.55	$34.31	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37
Number of accumulation units outstanding at end of period	597,086	486,118	461,957	386,719	326,296	274,645	215,180	175,102	156,920	94,374
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.94	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97
Value at end of period	$30.01	$24.94	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09
Number of accumulation units outstanding at end of period	1,231,707	1,097,924	1,079,527	1,022,583	1,054,764	917,039	808,814	697,004	496,753	382,525

CFI 297

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$29.32	$23.64	$25.70	$22.99	$20.19	$21.24	$19.17	$14.76	$12.89	$12.98
Value at end of period	$29.31	$29.32	$23.64	$25.70	$22.99	$20.19	$21.24	$19.17	$14.76	$12.89
Number of accumulation units outstanding at end of period	221,845	207,107	196,883	200,326	194,302	156,759	139,068	128,666	124,097	86,293
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$40.44	$30.44	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93
Value at end of period	$53.72	$40.44	$30.44	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39
Number of accumulation units outstanding at end of period	138,916	140,648	152,787	145,156	140,677	141,335	121,526	116,143	108,034	95,197
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.07	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12
Value at end of period	$27.74	$24.07	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81
Number of accumulation units outstanding at end of period	713,131	733,793	684,415	637,778	638,594	576,277	507,474	427,678	276,800	223,057
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.08	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85
Value at end of period	$27.25	$23.08	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29
Number of accumulation units outstanding at end of period	541,458	530,203	540,575	518,935	509,015	486,574	414,345	370,548	268,465	213,304
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.74	$18.32	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57
Value at end of period	$28.38	$22.74	$18.32	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53
Number of accumulation units outstanding at end of period	485,008	540,809	616,366	682,371	695,804	707,231	623,223	637,425	546,751	492,735
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$65.63	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69
Value at end of period	$72.77	$65.63	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56
Number of accumulation units outstanding at end of period	456,968	501,915	553,846	618,227	677,800	734,932	792,558	867,409	953,884	1,049,345
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.72	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43
Value at end of period	$20.99	$18.72	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93
Number of accumulation units outstanding at end of period	1,876,185	1,856,171	1,950,779	2,055,689	2,205,787	2,298,412	2,221,401	2,100,900	2,053,759	1,927,090
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$20.38	$16.92	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57
Value at end of period	$23.03	$20.38	$16.92	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90
Number of accumulation units outstanding at end of period	2,067,618	2,089,542	2,099,537	2,082,606	2,124,190	2,096,738	1,986,043	1,895,467	1,763,781	1,555,614
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$21.12	$17.26	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59
Value at end of period	$24.25	$21.12	$17.26	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86
Number of accumulation units outstanding at end of period	1,518,094	1,540,323	1,541,738	1,548,836	1,548,074	1,578,463	1,481,469	1,407,811	1,283,490	1,175,901
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$21.17	$17.22	$19.50	$16.23	$15.44	$15.77	$15.03	$12.32	$10.80	$11.52
Value at end of period	$24.26	$21.17	$17.22	$19.50	$16.23	$15.44	$15.77	$15.03	$12.32	$10.80
Number of accumulation units outstanding at end of period	431,555	378,465	366,394	306,761	257,488	216,317	167,589	128,686	72,996	43,831
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$15.59	$13.22	$14.34	$12.66	$12.05	$12.26	$11.68	$10.22	$9.10	$9.45
Value at end of period	$17.39	$15.59	$13.22	$14.34	$12.66	$12.05	$12.26	$11.68	$10.22	$9.10
Number of accumulation units outstanding at end of period	170,404	174,390	172,039	146,778	131,696	120,992	110,414	93,734	70,385	74,298
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.34	$14.63	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71
Value at end of period	$18.07	$16.34	$14.63	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60
Number of accumulation units outstanding at end of period	362,933	420,439	579,460	672,886	810,618	1,031,326	132,048	111,348	129,265	139,177

CFI 298

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.66	$12.91	$13.66	$12.54	$11.99	$12.19	$11.69	$10.81	$9.77	$9.96
Value at end of period	$16.12	$14.66	$12.91	$13.66	$12.54	$11.99	$12.19	$11.69	$10.81	$9.77
Number of accumulation units outstanding at end of period	184,949	185,010	158,956	178,386	166,916	170,067	167,803	143,939	124,090	124,292
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$29.48	$26.00	$27.43	$25.13	$24.08	$24.43	$23.20	$20.95	$18.89	$18.79
Value at end of period	$32.16	$29.48	$26.00	$27.43	$25.13	$24.08	$24.43	$23.20	$20.95	$18.89
Number of accumulation units outstanding at end of period	262,276	233,335	233,361	238,372	251,909	277,195	326,969	331,686	315,415	341,198
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$34.43	$28.38	$31.35	$26.93	$25.50	$26.13	$24.83	$20.54	$18.09	$18.86
Value at end of period	$38.90	$34.43	$28.38	$31.35	$26.93	$25.50	$26.13	$24.83	$20.54	$18.09
Number of accumulation units outstanding at end of period	642,710	658,685	681,337	721,466	808,338	836,783	889,304	941,982	999,625	1,104,552
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$31.75	$26.96	$29.06	$25.70	$24.40	$24.85	$23.58	$20.48	$18.26	$18.59
Value at end of period	$35.35	$31.75	$26.96	$29.06	$25.70	$24.40	$24.85	$23.58	$20.48	$18.26
Number of accumulation units outstanding at end of period	466,988	490,365	564,779	578,328	639,934	714,178	733,755	780,500	845,290	911,715
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.07	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16
Value at end of period	$13.84	$13.07	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82
Number of accumulation units outstanding at end of period	427,656	385,408	343,308	347,914	325,040	267,497	268,293	218,457	336,062	374,699
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.86	$30.89	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67
Value at end of period	$40.75	$39.86	$30.89	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90
Number of accumulation units outstanding at end of period	239,383	259,913	270,811	289,438	297,213	256,698	263,240	289,776	284,537	304,232
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$48.86	$35.72	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70
Value at end of period	$64.30	$48.86	$35.72	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87
Number of accumulation units outstanding at end of period	522,862	589,161	615,640	633,060	665,840	765,766	868,726	979,775	941,146	1,007,777
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.19	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17
Value at end of period	$15.22	$16.19	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52
Number of accumulation units outstanding at end of period	421,898	469,284	533,727	622,071	704,826	794,543	860,678	914,620	991,806	1,023,728
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.60	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29
Value at end of period	$19.01	$20.60	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13
Number of accumulation units outstanding at end of period	481,125	552,938	587,528	727,424	863,206	857,462	943,785	855,689	949,070	892,937
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$43.33	$32.97	$36.69	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14
Value at end of period	$51.97	$43.33	$32.97	$36.69	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07
Number of accumulation units outstanding at end of period	96,426	110,941	126,008	141,583	159,797	186,595	197,891	215,353	231,566	243,546
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.38	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15
Value at end of period	$20.97	$19.38	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76
Number of accumulation units outstanding at end of period	53,130	53,625	65,984	81,843	93,135	91,602	68,665	83,128	89,587	118,481
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$27.40	$22.16	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53
Value at end of period	$26.93	$27.40	$22.16	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12
Number of accumulation units outstanding at end of period	414,660	453,537	503,461	566,593	617,261	683,044	765,193	817,600	804,111	881,822

CFI 299

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.86	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37
Value at end of period	$24.82	$22.86	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08
Number of accumulation units outstanding at end of period	2,491,232	2,772,863	3,062,917	3,430,493	3,726,599	4,170,248	4,680,897	4,634,441	5,103,067	5,689,723
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.61	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66
Value at end of period	$25.01	$24.61	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27
Number of accumulation units outstanding at end of period	232,762	264,114	304,105	347,538	347,645	385,979	385,070	404,443	381,760	431,993
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$28.18	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31
Value at end of period	$35.56	$28.18	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07
Number of accumulation units outstanding at end of period	4,939,939	5,456,338	5,970,895	6,507,916	7,039,946	7,751,400	8,362,607	9,139,337	9,984,151	11,196,083
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.39	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81
Value at end of period	$38.71	$29.39	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22
Number of accumulation units outstanding at end of period	325,186	325,839	326,691	383,590	340,123	333,698	361,501	378,317	467,396	524,658
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.31	$32.34	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41
Value at end of period	$39.92	$40.31	$32.34	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51
Number of accumulation units outstanding at end of period	354,457	391,672	434,692	498,035	532,349	525,587	525,413	563,419	531,668	525,133
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.16	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75
Value at end of period	$38.08	$33.16	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40
Number of accumulation units outstanding at end of period	287,471	309,082	308,678	322,767	294,170	261,164	224,499	218,215	130,190	111,248
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$31.94	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54
Value at end of period	$37.21	$31.94	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76
Number of accumulation units outstanding at end of period	6,843,512	7,166,890	7,162,141	7,286,420	7,425,082	7,175,955	6,921,880	6,960,510	6,834,368	6,619,659
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$37.83	$27.92	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79
Value at end of period	$49.25	$37.83	$27.92	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12
Number of accumulation units outstanding at end of period	3,291,952	3,701,722	3,925,067	4,275,285	4,643,957	5,071,270	5,533,628	6,039,416	6,667,622	7,462,107
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$34.25	$27.44	$30.64	$26.69	$22.75	$24.75	$23.32	$18.20	$15.72	$16.06
Value at end of period	$34.15	$34.25	$27.44	$30.64	$26.69	$22.75	$24.75	$23.32	$18.20	$15.72
Number of accumulation units outstanding at end of period	484,869	511,211	568,137	610,571	678,565	724,623	790,542	853,444	904,848	948,860
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$74.82	$57.91	$59.28	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18
Value at end of period	$100.99	$74.82	$57.91	$59.28	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63
Number of accumulation units outstanding at end of period	1,166,716	1,286,960	1,370,948	1,442,154	1,521,315	1,668,410	1,723,871	1,854,969	2,027,473	2,311,580
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.54	$16.29	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80
Value at end of period	$23.22	$20.54	$16.29	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95
Number of accumulation units outstanding at end of period	121,453	128,521	134,602	164,332	158,938	165,135	155,007	153,566	166,912	177,067

CFI 300

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WANGER INTERNATIONAL
Value at beginning of period	$15.64	$12.18	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27
Value at end of period	$17.66	$15.64	$12.18	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66
Number of accumulation units outstanding at end of period	307,004	326,572	367,674	414,233	432,502	488,028	549,702	522,545	527,100	476,158
WANGER SELECT
Value at beginning of period	$32.35	$25.33	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40
Value at end of period	$40.46	$32.35	$25.33	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34
Number of accumulation units outstanding at end of period	416,179	464,888	529,368	580,681	625,772	705,314	795,709	889,681	1,022,812	1,151,326
WANGER USA
Value at beginning of period	$36.38	$28.10	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37
Value at end of period	$44.64	$36.38	$28.10	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70
Number of accumulation units outstanding at end of period	319,051	349,605	375,915	371,611	381,589	414,683	426,375	486,560	513,794	518,097
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2016)
Value at beginning of period	$16.23	$13.03	$13.73	$11.55	$11.14
Value at end of period	$20.59	$16.23	$13.03	$13.73	$11.55
Number of accumulation units outstanding at end of period	97,267	114,339	128,808	10,813	2,601
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$50.14	$39.66	$46.55	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60
Value at end of period	$50.09	$50.14	$39.66	$46.55	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84
Number of accumulation units outstanding at end of period	251,882	289,101	321,792	364,840	395,332	427,543	484,951	540,353	604,138	670,842

TABLE 35
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS ISSUED SINCE JUNE 30, 1993 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during September 2018)
Value at beginning of period	$33.74	$25.51	$30.62
Value at end of period	$45.23	$33.74	$25.51
Number of accumulation units outstanding at end of period	9	9	21
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during September 2018)
Value at beginning of period	$36.11	$27.48	$30.99
Value at end of period	$47.37	$36.11	$27.48
Number of accumulation units outstanding at end of period	14	14	32
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.43	$11.67	$12.12	$11.91	$11.51	$11.91	$11.75	$13.10	$12.43	$11.14
Value at end of period	$13.53	$12.43	$11.67	$12.12	$11.91	$11.51	$11.91	$11.75	$13.10	$12.43
Number of accumulation units outstanding at end of period	61	49	79	76	71	55	125	128	149	155

CFI 301

Condensed Financial Information (continued)

2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during October 2017)
Value at beginning of period	$11.75	$10.14	$11.05	$10.83
Value at end of period	$11.98	$11.75	$10.14	$11.05
Number of accumulation units outstanding at end of period	29	30	30	30
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$39.95	$32.52	$33.84	$30.59	$28.72	$29.74	$27.48	$23.58	$21.61	$20.92
Value at end of period	$45.47	$39.95	$32.52	$33.84	$30.59	$28.72	$29.74	$27.48	$23.58	$21.61
Number of accumulation units outstanding at end of period	3,352	3,371	3,392	3,407	3,448	3,449	4,398	4,436	4,831	4,832
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$16.97	$13.44	$16.51	$15.93
Value at end of period	$16.51	$16.97	$13.44	$16.51
Number of accumulation units outstanding at end of period	20	20	20	20
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$79.33	$61.06	$66.04	$54.87	$51.45	$51.75	$46.81	$36.11	$31.41	$32.63
Value at end of period	$102.29	$79.33	$61.06	$66.04	$54.87	$51.45	$51.75	$46.81	$36.11	$31.41
Number of accumulation units outstanding at end of period	1,095	1,273	1,313	3,328	3,344	3,342	3,406	3,836	4,378	4,940
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$48.43	$38.48	$42.50	$38.12	$32.71	$34.49	$32.12	$25.39	$21.91	$21.98
Value at end of period	$51.03	$48.43	$38.48	$42.50	$38.12	$32.71	$34.49	$32.12	$25.39	$21.91
Number of accumulation units outstanding at end of period	443	459	474	490	500	517	534	607	648	1,336
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$59.36	$44.75	$45.40	$34.02	$34.18	$32.29	$29.38	$21.82	$19.27	$19.47
Value at end of period	$84.35	$59.36	$44.75	$45.40	$34.02	$34.18	$32.29	$29.38	$21.82	$19.27
Number of accumulation units outstanding at end of period	738	863	866	857	888	3,052	3,086	3,146	6,374	6,488
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.49	$21.79	$25.90	$20.13	$21.47	$20.98	$23.12	$17.95	$15.05	$18.40
Value at end of period	$31.38	$27.49	$21.79	$25.90	$20.13	$21.47	$20.98	$23.12	$17.95	$15.05
Number of accumulation units outstanding at end of period	287	287	288	288	288	288	367	368	368	644
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$30.79	$24.65	$27.84	$24.70	$21.18	$22.80	$20.62	$20.02
Value at end of period	$36.46	$30.79	$24.65	$27.84	$24.70	$21.18	$22.80	$20.62
Number of accumulation units outstanding at end of period	0	0	0	0	56	56	56	16
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$90.09	$66.71	$70.10	$55.74	$55.20	$53.23	$49.71	$35.92	$37.16
Value at end of period	$126.64	$90.09	$66.71	$70.10	$55.74	$55.20	$53.23	$49.71	$35.92
Number of accumulation units outstanding at end of period	134	143	151	160	169	178	188	197	206
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.60	$15.39	$17.21	$15.39	$14.14	$15.19	$14.23	$11.15	$9.91	$10.04
Value at end of period	$22.04	$19.60	$15.39	$17.21	$15.39	$14.14	$15.19	$14.23	$11.15	$9.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during October 2017)
Value at beginning of period	$24.37	$20.12	$23.99	$23.64
Value at end of period	$24.67	$24.37	$20.12	$23.99
Number of accumulation units outstanding at end of period	32	32	32	23

CFI 302

Condensed Financial Information (continued)

2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2017)
Value at beginning of period	$10.58	$10.01	$10.08	$10.09
Value at end of period	$11.29	$10.58	$10.01	$10.08
Number of accumulation units outstanding at end of period	41	41	41	42
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$43.35	$36.86	$40.06	$35.36	$33.21	$34.27	$32.67	$28.34	$25.26	$25.92
Value at end of period	$47.45	$43.35	$36.86	$40.06	$35.36	$33.21	$34.27	$32.67	$28.34	$25.26
Number of accumulation units outstanding at end of period	1,300	1,338	1,373	1,408	1,410	1,407	1,542	1,542	1,538	1,699
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.99	$14.06	$14.54	$13.42	$12.78	$13.53	$13.64	$14.39	$13.51	$13.19
Value at end of period	$16.16	$14.99	$14.06	$14.54	$13.42	$12.78	$13.53	$13.64	$14.39	$13.51
Number of accumulation units outstanding at end of period	665	707	749	792	836	883	929	1,773	1,819	2,061
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.91	$10.74	$11.93	$9.77	$9.33	$10.01
Value at end of period	$12.64	$12.91	$10.74	$11.93	$9.77	$9.33
Number of accumulation units outstanding at end of period	771	771	772	772	772	773
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.58	$13.48	$13.45	$13.53	$13.68	$13.85	$14.02	$14.20	$14.38	$14.55
Value at end of period	$13.45	$13.58	$13.48	$13.45	$13.53	$13.68	$13.85	$14.02	$14.20	$14.38
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,187	1,389	1,390	1,391	1,395
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$51.52	$40.48	$42.91	$36.11	$33.31	$34.22	$31.30	$24.26	$21.22	$21.54
Value at end of period	$59.66	$51.52	$40.48	$42.91	$36.11	$33.31	$34.22	$31.30	$24.26	$21.22
Number of accumulation units outstanding at end of period	7,493	8,561	8,715	14,157	15,086	15,112	16,017	16,755	12,258	13,641
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.77	$13.38
Value at end of period	$14.41	$13.77
Number of accumulation units outstanding at end of period	69	56
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.87	$38.83	$42.20	$34.28	$31.48	$31.62	$28.12	$21.42	$18.95	$19.21
Value at end of period	$57.08	$49.87	$38.83	$42.20	$34.28	$31.48	$31.62	$28.12	$21.42	$18.95
Number of accumulation units outstanding at end of period	853	989	1,012	1,037	1,061	1,954	1,980	2,005	2,273	2,275
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.24	$39.23	$46.39	$41.36	$35.45	$36.55	$33.78	$25.42	$21.88	$22.41
Value at end of period	$52.63	$49.24	$39.23	$46.39	$41.36	$35.45	$36.55	$33.78	$25.42	$21.88
Number of accumulation units outstanding at end of period	37	37	37	37	3	248	248	248	248	248
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.54	$28.71	$33.19	$30.58	$24.32	$25.45	$24.44	$17.34	$15.63	$15.94
Value at end of period	$35.94	$34.54	$28.71	$33.19	$30.58	$24.32	$25.45	$24.44	$17.34	$15.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$27.53	$25.38	$25.84	$24.91	$24.18	$24.34	$23.11	$23.43	$21.69	$20.42
Value at end of period	$29.31	$27.53	$25.38	$25.84	$24.91	$24.18	$24.34	$23.11	$23.43	$21.69
Number of accumulation units outstanding at end of period	2,912	2,946	4,602	4,595	4,785	4,981	4,591	4,554	4,533	4,485

CFI 303

Condensed Financial Information (continued)

2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.07	$9.23	$10.83	$8.78	$8.82	$9.01	$9.70	$8.09	$6.90	$7.96
Value at end of period	$11.79	$11.07	$9.23	$10.83	$8.78	$8.82	$9.01	$9.70	$8.09	$6.90
Number of accumulation units outstanding at end of period	1,382	1,416	1,448	1,444	1,069	17	17	17	17	17
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$30.70	$23.41	$24.07	$18.79	$18.30	$17.42	$15.52	$12.00	$10.29	$10.31
Value at end of period	$39.68	$30.70	$23.41	$24.07	$18.79	$18.30	$17.42	$15.52	$12.00	$10.29
Number of accumulation units outstanding at end of period	3,630	4,056	4,127	5,079	5,797	5,853	6,500	6,198	6,324	6,401
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.95	$14.53	$15.96	$14.23	$12.65	$13.41	$12.34	$9.55	$8.43	$8.25
Value at end of period	$18.84	$17.95	$14.53	$15.96	$14.23	$12.65	$13.41	$12.34	$9.55	$8.43
Number of accumulation units outstanding at end of period	1,071	1,071	1,072	1,072	1,073	1,073	1,074	2,916	2,916	2,917
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$44.97	$33.53	$34.28	$27.18
Value at end of period	$61.49	$44.97	$33.53	$34.28
Number of accumulation units outstanding at end of period	126	126	126	125
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$24.92	$19.21	$20.15	$16.65	$13.87
Value at end of period	$29.98	$24.92	$19.21	$20.15	$16.65
Number of accumulation units outstanding at end of period	1,657	1,715	1,768	1,769	1,769
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2017)
Value at beginning of period	$29.30	$23.62	$25.68	$23.01
Value at end of period	$29.28	$29.30	$23.62	$25.68
Number of accumulation units outstanding at end of period	124	124	124	124
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$24.05	$18.74	$20.93	$17.96	$14.28
Value at end of period	$27.71	$24.05	$18.74	$20.93	$17.96
Number of accumulation units outstanding at end of period	536	555	573	573	573
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$23.06	$18.65	$21.29	$18.88
Value at end of period	$27.22	$23.06	$18.65	$21.29
Number of accumulation units outstanding at end of period	183	183	183	181
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.71	$18.30	$22.03	$18.79	$16.78	$17.14	$16.44	$11.97	$10.52	$10.57
Value at end of period	$28.34	$22.71	$18.30	$22.03	$18.79	$16.78	$17.14	$16.44	$11.97	$10.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$65.51	$52.56	$63.25	$57.55	$46.82	$47.78	$45.42	$33.39	$29.52	$30.66
Value at end of period	$72.64	$65.51	$52.56	$63.25	$57.55	$46.82	$47.78	$45.42	$33.39	$29.52
Number of accumulation units outstanding at end of period	14	14	14	14	14	14	14	359	359	359
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$34.37	$28.33	$31.30	$26.88	$25.46	$26.09	$24.79	$20.51	$18.06	$18.84
Value at end of period	$38.82	$34.37	$28.33	$31.30	$26.88	$25.46	$26.09	$24.79	$20.51	$18.06
Number of accumulation units outstanding at end of period	9	9	9	9	222	160	160	160	118	62

CFI 304

Condensed Financial Information (continued)

2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$31.69	$26.91	$29.01	$25.66	$24.36	$24.81	$23.55	$20.45	$18.23	$18.57
Value at end of period	$35.28	$31.69	$26.91	$29.01	$25.66	$24.36	$24.81	$23.55	$20.45	$18.23
Number of accumulation units outstanding at end of period	365	365	365	365	365	365	365	365	366	366
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.83	$19.25	$21.53	$19.66	$17.27	$17.86	$16.60	$13.45	$12.08	$12.36
Value at end of period	$24.79	$22.83	$19.25	$21.53	$19.66	$17.27	$17.86	$16.60	$13.45	$12.08
Number of accumulation units outstanding at end of period	42	42	42	42	42	1,053	1,595	1,596	1,809	4,123
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$28.15	$21.62	$25.23	$18.72	$18.91	$18.39	$18.20	$14.50	$12.07	$13.30
Value at end of period	$35.51	$28.15	$21.62	$25.23	$18.72	$18.91	$18.39	$18.20	$14.50	$12.07
Number of accumulation units outstanding at end of period	3,171	4,229	4,279	8,349	8,480	8,516	9,624	9,887	10,664	11,376
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.35	$22.57	$27.46	$19.44	$17.43	$20.96	$21.03	$22.60	$19.21	$23.80
Value at end of period	$38.67	$29.35	$22.57	$27.46	$19.44	$17.43	$20.96	$21.03	$22.60	$19.21
Number of accumulation units outstanding at end of period	13	13	13	14	143	143	143	143	99	47
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.25	$32.30	$37.25	$33.17	$29.29	$30.58	$26.93	$20.74	$17.50	$17.40
Value at end of period	$39.86	$40.25	$32.30	$37.25	$33.17	$29.29	$30.58	$26.93	$20.74	$17.50
Number of accumulation units outstanding at end of period	9	9	9	9	0	0	0	388	388	388
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$31.90	$25.98	$26.18	$23.03	$21.58	$20.77	$18.76	$15.54	$13.75	$13.53
Value at end of period	$37.17	$31.90	$25.98	$26.18	$23.03	$21.58	$20.77	$18.76	$15.54	$13.75
Number of accumulation units outstanding at end of period	0	0	1,925	1,925	1,926	1,927	1,927	1,927	1,928	1,928
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$37.78	$27.89	$29.19	$23.68	$22.32	$22.16	$20.07	$15.03	$13.11	$13.79
Value at end of period	$49.19	$37.78	$27.89	$29.19	$23.68	$22.32	$22.16	$20.07	$15.03	$13.11
Number of accumulation units outstanding at end of period	8,871	9,796	9,827	10,687	10,801	10,839	10,873	10,908	10,939	11,971
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$32.16	$25.76	$28.77	$25.06	$21.37	$23.24	$21.91	$17.10	$14.77	$15.09
Value at end of period	$32.06	$32.16	$25.76	$28.77	$25.06	$21.37	$23.24	$21.91	$17.10	$14.77
Number of accumulation units outstanding at end of period	136	136	136	128	52	52	52	15	0	0
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$76.25	$59.02	$60.43	$45.81	$45.69	$41.76	$38.91	$28.29	$24.10	$24.66
Value at end of period	$102.92	$76.25	$59.02	$60.43	$45.81	$45.69	$41.76	$38.91	$28.29	$24.10
Number of accumulation units outstanding at end of period	1,263	1,661	1,689	1,704	1,640	1,622	1,621	1,429	1,526	1,582

TABLE 36
FOR CONTRACTS ISSUED UNDER 403(b) OR 401(a) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$33.20	$25.14	$25.93	$20.64	$20.52	$20.31	$19.66	$14.80	$13.06	$14.07
Value at end of period	$44.44	$33.20	$25.14	$25.93	$20.64	$20.52	$20.31	$19.66	$14.80	$13.06
Number of accumulation units outstanding at end of period	7	7	6	6	4	73	23	2	6	2

CFI 305

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$35.53	$27.08	$26.81	$21.08	$19.87	$20.23	$18.00	$14.86	$13.55
Value at end of period	$46.54	$35.53	$27.08	$26.81	$21.08	$19.87	$20.23	$18.00	$14.86
Number of accumulation units outstanding at end of period	139	114	92	76	59	48	37	24	9
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$28.39	$22.98	$24.59	$20.50	$19.01	$19.85	$18.45	$14.42	$13.34
Value at end of period	$31.89	$28.39	$22.98	$24.59	$20.50	$19.01	$19.85	$18.45	$14.42
Number of accumulation units outstanding at end of period	218	174	151	121	77	62	48	461	398
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.23	$11.50	$11.96	$11.77	$11.40	$11.81	$11.67	$13.02	$12.38	$11.06
Value at end of period	$13.30	$12.23	$11.50	$11.96	$11.77	$11.40	$11.81	$11.67	$13.02	$12.38
Number of accumulation units outstanding at end of period	747	743	727	707	589	618	580	450	214	209
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during February 2017)
Value at beginning of period	$11.67	$10.09	$11.01	$10.11
Value at end of period	$11.88	$11.67	$10.09	$11.01
Number of accumulation units outstanding at end of period	1,145	775	474	10
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$22.26	$17.69	$19.23	$15.81	$14.26	$13.99	$13.03	$10.05	$8.71	$9.00
Value at end of period	$25.22	$22.26	$17.69	$19.23	$15.81	$14.26	$13.99	$13.03	$10.05	$8.71
Number of accumulation units outstanding at end of period	1,168	1,096	1,003	560	495	468	327	217	143	0
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during June 2015)
Value at beginning of period	$20.04	$15.54	$17.45	$13.95	$13.38	$14.59
Value at end of period	$27.16	$20.04	$15.54	$17.45	$13.95	$13.38
Number of accumulation units outstanding at end of period	12	7	10	37	30	27
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during February 2017)
Value at beginning of period	$12.26	$11.51	$11.69	$11.58
Value at end of period	$13.39	$12.26	$11.51	$11.69
Number of accumulation units outstanding at end of period	30	43	38	23
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$33.94	$26.88	$28.09	$22.59	$21.13	$20.34	$18.89	$14.31	$12.04	$12.84
Value at end of period	$46.12	$33.94	$26.88	$28.09	$22.59	$21.13	$20.34	$18.89	$14.31	$12.04
Number of accumulation units outstanding at end of period	249	228	225	224	224	224	2,612	2,611	3,342	3,297
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$29.15	$23.56	$24.64	$20.80	$18.61	$18.92	$17.26	$13.28	$11.97	$11.35
Value at end of period	$30.96	$29.15	$23.56	$24.64	$20.80	$18.61	$18.92	$17.26	$13.28	$11.97
Number of accumulation units outstanding at end of period	704	625	750	638	530	421	2,493	2,390	2,282	2,171
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during June 2018)
Value at beginning of period	$14.11	$11.22	$12.28
Value at end of period	$14.82	$14.11	$11.22
Number of accumulation units outstanding at end of period	1,994	1,901	1,818

CFI 306

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$15.06	$12.19	$11.45	$9.30	$10.04	$10.32
Value at end of period	$17.74	$15.06	$12.19	$11.45	$9.30	$10.04
Number of accumulation units outstanding at end of period	5	0	0	93	47	47
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$43.47	$35.43	$36.93	$33.44	$31.44	$32.60	$30.17	$25.93	$23.80	$23.08
Value at end of period	$49.40	$43.47	$35.43	$36.93	$33.44	$31.44	$32.60	$30.17	$25.93	$23.80
Number of accumulation units outstanding at end of period	325	312	298	293	287	282	275	309	302	294
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2015)
Value at beginning of period	$19.82	$15.12	$16.01	$15.16	$14.56	$13.59
Value at end of period	$18.97	$19.82	$15.12	$16.01	$15.16	$14.56
Number of accumulation units outstanding at end of period	14	20	17	10	6	3
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.85	$9.23	$10.62
Value at end of period	$12.34	$11.85	$9.23
Number of accumulation units outstanding at end of period	28	40	35
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.86	$15.34	$17.98	$16.09	$14.32	$15.31	$13.87	$10.41	$9.06	$9.60
Value at end of period	$20.85	$19.86	$15.34	$17.98	$16.09	$14.32	$15.31	$13.87	$10.41	$9.06
Number of accumulation units outstanding at end of period	55	46	38	29	71	61	46	37	27	14
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$76.44	$58.92	$63.83	$53.11	$49.87	$50.25	$45.52	$35.17	$30.64	$31.88
Value at end of period	$98.41	$76.44	$58.92	$63.83	$53.11	$49.87	$50.25	$45.52	$35.17	$30.64
Number of accumulation units outstanding at end of period	951	1,343	1,273	1,210	1,156	2,157	2,030	2,017	1,792	1,554
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.67	$37.14	$41.07	$36.90	$31.71	$33.49	$31.24	$24.72	$21.37	$21.47
Value at end of period	$49.09	$46.67	$37.14	$41.07	$36.90	$31.71	$33.49	$31.24	$24.72	$21.37
Number of accumulation units outstanding at end of period	1,365	1,320	1,262	1,197	1,155	2,461	2,426	2,394	2,794	2,601
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$57.19	$43.19	$43.88	$32.93	$33.13	$31.35	$28.57	$21.25	$18.79	$19.02
Value at end of period	$81.15	$57.19	$43.19	$43.88	$32.93	$33.13	$31.35	$28.57	$21.25	$18.79
Number of accumulation units outstanding at end of period	273	273	272	270	270	298	298	298	298	298
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.49	$21.02	$25.03	$19.48	$20.81	$20.37	$22.48	$17.48	$14.68	$17.97
Value at end of period	$30.19	$26.49	$21.02	$25.03	$19.48	$20.81	$20.37	$22.48	$17.48	$14.68
Number of accumulation units outstanding at end of period	1,431	1,409	1,390	1,369	1,356	1,281	1,243	1,176	1,034	957
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$37.40	$30.02	$34.95	$32.03	$24.95	$27.32	$27.56	$20.51	$17.57	$18.52
Value at end of period	$38.79	$37.40	$30.02	$34.95	$32.03	$24.95	$27.32	$27.56	$20.51	$17.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$90.43	$73.97	$85.40	$64.26	$60.97	$71.95	$76.66	$71.75	$60.22	$74.57
Value at end of period	$104.53	$90.43	$73.97	$85.40	$64.26	$60.97	$71.95	$76.66	$71.75	$60.22
Number of accumulation units outstanding at end of period	268	241	213	190	170	160	121	101	83	59

CFI 307

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$22.83	$18.41	$21.21	$18.70	$16.93	$17.95	$17.42	$13.68	$12.57	$13.59
Value at end of period	$13.21	$22.83	$18.41	$21.21	$18.70	$16.93	$17.95	$17.42	$13.68	$12.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$30.11	$24.15	$27.31	$24.26	$20.84	$22.46	$20.35	$14.64	$12.58	$13.05
Value at end of period	$35.60	$30.11	$24.15	$27.31	$24.26	$20.84	$22.46	$20.35	$14.64	$12.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$18.81	$12.70	$13.58	$10.37	$10.33	$11.44
Value at end of period	$25.24	$18.81	$12.70	$13.58	$10.37	$10.33
Number of accumulation units outstanding at end of period	578	329	30	50	44	44
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.54	$10.15	$10.17	$10.07	$9.99
Value at end of period	$10.70	$10.54	$10.15	$10.17	$10.07
Number of accumulation units outstanding at end of period	0	0	0	0	48
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during November 2014)
Value at beginning of period	$10.83	$10.08	$10.23	$10.06	$9.97	$10.12	$10.07
Value at end of period	$11.61	$10.83	$10.08	$10.23	$10.06	$9.97	$10.12
Number of accumulation units outstanding at end of period	514	411	273	152	64	24	13
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during July 2011)
Value at beginning of period	$23.26	$18.78	$20.26	$17.35	$16.01	$16.33	$15.02	$11.04	$10.11	$11.08
Value at end of period	$27.34	$23.26	$18.78	$20.26	$17.35	$16.01	$16.33	$15.02	$11.04	$10.11
Number of accumulation units outstanding at end of period	34	33	32	31	18	41	27	11	139	80
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$19.32	$16.22	$17.15	$15.37	$14.73	$15.02	$14.10	$12.30	$11.21	$11.58
Value at end of period	$22.15	$19.32	$16.22	$17.15	$15.37	$14.73	$15.02	$14.10	$12.30	$11.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during July 2015)
Value at beginning of period	$5.73	$5.18	$6.12	$6.06	$5.37	$7.00
Value at end of period	$5.68	$5.73	$5.18	$6.12	$6.06	$5.37
Number of accumulation units outstanding at end of period	51	69	61	37	30	11
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.08	$14.11	$14.63	$14.32	$13.80	$14.39	$14.15	$15.81	$14.75	$13.39
Value at end of period	$16.61	$15.08	$14.11	$14.63	$14.32	$13.80	$14.39	$14.15	$15.81	$14.75
Number of accumulation units outstanding at end of period	1,037	994	929	12,181	10,381	8,684	7,040	5,631	3,855	2,030
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.55	$18.21	$19.10	$18.06	$16.03	$16.93	$17.15	$15.53	$13.57	$14.00
Value at end of period	$20.76	$20.55	$18.21	$19.10	$18.06	$16.03	$16.93	$17.15	$15.53	$13.57
Number of accumulation units outstanding at end of period	797	745	690	483	438	415	391	328	189	174
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.28	$20.44	$20.47	$20.28	$19.37	$20.51	$20.48	$20.32	$17.80	$18.49
Value at end of period	$19.11	$20.28	$20.44	$20.47	$20.28	$19.37	$20.51	$20.48	$20.32	$17.80
Number of accumulation units outstanding at end of period	1,140	1,190	1,042	912	800	734	576	729	520	166

CFI 308

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$45.08	$38.38	$41.79	$36.94	$34.74	$35.90	$34.28	$29.79	$26.59	$27.33
Value at end of period	$49.27	$45.08	$38.38	$41.79	$36.94	$34.74	$35.90	$34.28	$29.79	$26.59
Number of accumulation units outstanding at end of period	974	693	400	138	73	97	169	162	696	673
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$14.52	$11.45	$12.46	$10.59	$9.04
Value at end of period	$16.02	$14.52	$11.45	$12.46	$10.59
Number of accumulation units outstanding at end of period	104	85	66	46	24
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.65	$13.77	$14.25	$13.18	$12.57	$13.33	$13.46	$14.22	$13.37	$13.07
Value at end of period	$15.78	$14.65	$13.77	$14.25	$13.18	$12.57	$13.33	$13.46	$14.22	$13.37
Number of accumulation units outstanding at end of period	1,439	1,346	1,304	1,249	1,214	1,166	1,126	1,090	1,055	1,020
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.81	$10.67	$11.88	$9.74	$9.31	$10.01
Value at end of period	$12.52	$12.81	$10.67	$11.88	$9.74	$9.31
Number of accumulation units outstanding at end of period	147	156	129	104	75	69
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2016)
Value at beginning of period	$12.31	$10.55	$11.53	$10.17	$9.50
Value at end of period	$14.09	$12.31	$10.55	$11.53	$10.17
Number of accumulation units outstanding at end of period	370	103	81	56	24
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.56	$13.49	$13.47	$13.58	$13.75	$13.94	$14.14	$14.34	$14.54	$14.74
Value at end of period	$13.41	$13.56	$13.49	$13.47	$13.58	$13.75	$13.94	$14.14	$14.34	$14.54
Number of accumulation units outstanding at end of period	524	495	439	385	286	242	201	222	297	14,737
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$53.62	$42.20	$44.79	$37.75	$34.88	$35.88	$32.87	$25.51	$22.35	$22.73
Value at end of period	$62.00	$53.62	$42.20	$44.79	$37.75	$34.88	$35.88	$32.87	$25.51	$22.35
Number of accumulation units outstanding at end of period	319	939	929	962	943	928	3,396	3,191	1,043	968
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.62	$13.24
Value at end of period	$14.23	$13.62
Number of accumulation units outstanding at end of period	352	313
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$48.13	$37.54	$40.86	$33.24	$30.57	$30.75	$27.39	$20.90	$18.52	$18.80
Value at end of period	$55.01	$48.13	$37.54	$40.86	$33.24	$30.57	$30.75	$27.39	$20.90	$18.52
Number of accumulation units outstanding at end of period	48	54	53	52	57	51	51	51	51	51
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$47.64	$38.02	$45.02	$40.20	$34.51	$35.63	$32.99	$24.86	$21.42	$21.98
Value at end of period	$50.85	$47.64	$38.02	$45.02	$40.20	$34.51	$35.63	$32.99	$24.86	$21.42
Number of accumulation units outstanding at end of period	472	472	484	481	479	501	498	497	490	485
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.41	$27.82	$32.21	$29.72	$23.67	$24.81	$23.86	$16.96	$15.30	$15.64
Value at end of period	$34.72	$33.41	$27.82	$32.21	$29.72	$23.67	$24.81	$23.86	$16.96	$15.30
Number of accumulation units outstanding at end of period	2,033	2,133	2,226	4,187	3,985	3,734	3,504	3,243	2,960	2,670

CFI 309

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$29.26	$27.01	$27.55	$26.60	$25.86	$26.07	$24.78	$25.17	$23.33	$22.00
Value at end of period	$31.10	$29.26	$27.01	$27.55	$26.60	$25.86	$26.07	$24.78	$25.17	$23.33
Number of accumulation units outstanding at end of period	793	680	582	494	416	443	367	331	331	331
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.87	$9.08	$10.67	$8.67	$8.72	$9.30
Value at end of period	$11.57	$10.87	$9.08	$10.67	$8.67	$8.72
Number of accumulation units outstanding at end of period	252	245	214	32	18	1
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$30.27	$23.13	$23.81	$18.61	$18.15	$17.31	$15.45	$11.97	$10.28	$10.31
Value at end of period	$39.07	$30.27	$23.13	$23.81	$18.61	$18.15	$17.31	$15.45	$11.97	$10.28
Number of accumulation units outstanding at end of period	2,252	2,253	2,222	2,189	2,131	2,130	7,417	4,503	5,347	5,222
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.58	$14.25	$15.68	$14.00	$12.47	$13.24	$12.19	$9.45	$8.36	$8.33
Value at end of period	$18.42	$17.58	$14.25	$15.68	$14.00	$12.47	$13.24	$12.19	$9.45	$8.36
Number of accumulation units outstanding at end of period	478	425	395	364	332	370	340	336	261	260
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$37.50	$29.40	$32.23	$26.13	$24.71	$24.93	$23.23	$17.85	$15.85
Value at end of period	$52.18	$37.50	$29.40	$32.23	$26.13	$24.71	$24.93	$23.23	$17.85
Number of accumulation units outstanding at end of period	949	1,014	1,046	874	819	800	739	1,192	546
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during January 2018)
Value at beginning of period	$12.82	$10.43	$13.91
Value at end of period	$14.63	$12.82	$10.43
Number of accumulation units outstanding at end of period	54	54	54
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2011)
Value at beginning of period	$44.25	$33.04	$33.84	$26.14	$24.88	$23.45	$21.03	$16.16	$14.31	$14.75
Value at end of period	$60.41	$44.25	$33.04	$33.84	$26.14	$24.88	$23.45	$21.03	$16.16	$14.31
Number of accumulation units outstanding at end of period	2,014	1,853	1,794	1,048	845	525	346	588	439	4
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2014)
Value at beginning of period	$28.83	$23.27	$25.34	$22.71	$19.97	$21.05	$20.00
Value at end of period	$28.76	$28.83	$23.27	$25.34	$22.71	$19.97	$21.05
Number of accumulation units outstanding at end of period	1,102	913	695	455	315	86	17
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2011)
Value at beginning of period	$22.65	$18.35	$20.98	$18.62	$15.59	$16.57	$16.02	$11.71	$10.23	$8.97
Value at end of period	$26.70	$22.65	$18.35	$20.98	$18.62	$15.59	$16.57	$16.02	$11.71	$10.23
Number of accumulation units outstanding at end of period	1,746	1,466	1,226	563	452	351	267	726	709	70
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$22.08	$17.82	$21.48	$18.35	$16.41	$16.80	$16.13	$11.76	$10.36	$10.42
Value at end of period	$27.51	$22.08	$17.82	$21.48	$18.35	$16.41	$16.80	$16.13	$11.76	$10.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	68	68	68	68	68
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$63.28	$50.85	$61.29	$55.85	$45.50	$46.51	$44.28	$32.60	$28.87	$30.03
Value at end of period	$70.06	$63.28	$50.85	$61.29	$55.85	$45.50	$46.51	$44.28	$32.60	$28.87
Number of accumulation units outstanding at end of period	322	291	272	242	226	211	198	185	171	154

CFI 310

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.29	$15.70	$16.89	$14.86	$14.23	$14.45	$13.88	$12.10	$10.82	$11.32
Value at end of period	$20.47	$18.29	$15.70	$16.89	$14.86	$14.23	$14.45	$13.88	$12.10	$10.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.90	$16.55	$18.32	$15.55	$14.85	$15.13	$14.52	$12.24	$10.78	$11.47
Value at end of period	$22.46	$19.90	$16.55	$18.32	$15.55	$14.85	$15.13	$14.52	$12.24	$10.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.31	$12.99	$14.13	$12.48	$11.91	$12.13	$11.57	$10.15	$9.05	$9.73
Value at end of period	$17.05	$15.31	$12.99	$14.13	$12.48	$11.91	$12.13	$11.57	$10.15	$9.05
Number of accumulation units outstanding at end of period	57	48	39	30	16	13	8	3	9	3
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2016)
Value at beginning of period	$14.39	$12.70	$13.45	$12.37	$11.54
Value at end of period	$15.80	$14.39	$12.70	$13.45	$12.37
Number of accumulation units outstanding at end of period	161	67	29	20	10
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$28.35	$25.04	$26.47	$24.28	$23.30	$23.68	$22.53	$20.38	$18.40	$18.34
Value at end of period	$30.88	$28.35	$25.04	$26.47	$24.28	$23.30	$23.68	$22.53	$20.38	$18.40
Number of accumulation units outstanding at end of period	241	235	230	216	213	364	404	374	344	310
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$33.12	$27.34	$30.25	$26.02	$24.68	$25.33	$24.11	$19.98	$17.62	$18.41
Value at end of period	$37.35	$33.12	$27.34	$30.25	$26.02	$24.68	$25.33	$24.11	$19.98	$17.62
Number of accumulation units outstanding at end of period	738	579	550	2,022	1,923	2,386	2,359	2,017	1,898	1,623
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$30.53	$25.97	$28.03	$24.83	$23.62	$24.09	$22.90	$19.92	$17.78	$18.14
Value at end of period	$33.94	$30.53	$25.97	$28.03	$24.83	$23.62	$24.09	$22.90	$19.92	$17.78
Number of accumulation units outstanding at end of period	1,080	1,644	1,489	3,244	2,978	2,664	2,318	1,913	1,738	1,409
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$12.83	$12.02	$12.23	$12.02	$11.91	$11.97
Value at end of period	$13.57	$12.83	$12.02	$12.23	$12.02	$11.91
Number of accumulation units outstanding at end of period	123	133	102	59	30	11
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.75	$30.07	$35.61	$32.50	$26.57	$27.42	$24.73	$19.09	$16.64	$17.43
Value at end of period	$39.55	$38.75	$30.07	$35.61	$32.50	$26.57	$27.42	$24.73	$19.09	$16.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.90	$12.93	$14.34	$13.13	$13.19	$13.57	$12.07	$11.78	$9.47	$10.13
Value at end of period	$14.92	$15.90	$12.93	$14.34	$13.13	$13.19	$13.57	$12.07	$11.78	$9.47
Number of accumulation units outstanding at end of period	0	0	31	31	31	31	31	31	31	31
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.15	$15.95	$17.51	$16.89	$16.43	$16.19	$12.64	$12.56	$11.03	$10.21
Value at end of period	$18.57	$20.15	$15.95	$17.51	$16.89	$16.43	$16.19	$12.64	$12.56	$11.03
Number of accumulation units outstanding at end of period	130	133	122	101	75	127	82	290	248	7

CFI 311

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.97	$16.00	$19.73	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08
Value at end of period	$20.48	$18.97	$16.00	$19.73	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	1	0	0	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.64	$21.57	$24.98	$21.53	$18.53	$19.99	$18.58	$13.96	$11.93	$12.36
Value at end of period	$26.14	$26.64	$21.57	$24.98	$21.53	$18.53	$19.99	$18.58	$13.96	$11.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.32	$18.85	$21.11	$19.31	$16.99	$17.59	$16.37	$13.29	$11.95	$12.25
Value at end of period	$24.20	$22.32	$18.85	$21.11	$19.31	$16.99	$17.59	$16.37	$13.29	$11.95
Number of accumulation units outstanding at end of period	3,517	3,152	2,874	1,397	1,287	3,682	3,690	3,622	3,579	3,288
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.51	$21.17	$24.74	$18.38	$18.60	$18.12	$17.96	$14.33	$11.94	$13.18
Value at end of period	$34.67	$27.51	$21.17	$24.74	$18.38	$18.60	$18.12	$17.96	$14.33	$11.94
Number of accumulation units outstanding at end of period	703	655	598	586	581	681	766	772	766	766
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$31.20	$25.45	$25.68	$22.63	$21.24	$20.47	$18.51	$15.36	$13.61	$13.41
Value at end of period	$36.29	$31.20	$25.45	$25.68	$22.63	$21.24	$20.47	$18.51	$15.36	$13.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$36.94	$27.31	$28.62	$23.26	$21.96	$21.83	$19.80	$14.85	$12.97	$13.66
Value at end of period	$48.02	$36.94	$27.31	$28.62	$23.26	$21.96	$21.83	$19.80	$14.85	$12.97
Number of accumulation units outstanding at end of period	1,718	1,707	1,695	1,680	1,644	1,581	1,520	1,450	1,371	1,276
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$31.35	$25.15	$28.14	$24.55	$20.96	$22.83	$21.55	$16.85	$14.58	$14.92
Value at end of period	$31.21	$31.35	$25.15	$28.14	$24.55	$20.96	$22.83	$21.55	$16.85	$14.58
Number of accumulation units outstanding at end of period	244	242	242	242	247	250	243	218	138	132
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$73.47	$56.96	$58.40	$44.34	$44.30	$40.54	$37.83	$27.55	$23.50	$24.09
Value at end of period	$99.01	$73.47	$56.96	$58.40	$44.34	$44.30	$40.54	$37.83	$27.55	$23.50
Number of accumulation units outstanding at end of period	1,851	2,276	2,228	2,225	2,181	2,273	2,075	1,871	1,655	1,556
WANGER INTERNATIONAL
Value at beginning of period	$15.33	$11.96	$14.74	$11.24	$11.57	$11.72	$12.43	$10.31	$8.60
Value at end of period	$17.28	$15.33	$11.96	$14.74	$11.24	$11.57	$11.72	$12.43	$10.31
Number of accumulation units outstanding at end of period	55	42	32	25	35	15	11	7	3
WANGER SELECT
Value at beginning of period	$31.55	$24.74	$28.65	$22.94	$20.52	$20.76	$20.42	$15.39	$13.17	$16.23
Value at end of period	$39.39	$31.55	$24.74	$28.65	$22.94	$20.52	$20.76	$20.42	$15.39	$13.17
Number of accumulation units outstanding at end of period	46	46	66	20	20	20	20	20	20	20
WANGER USA
Value at beginning of period	$35.48	$27.45	$28.26	$23.96	$21.38	$21.81	$21.11	$16.01	$13.53	$14.22
Value at end of period	$43.46	$35.48	$27.45	$28.26	$23.96	$21.38	$21.81	$21.11	$16.01	$13.53
Number of accumulation units outstanding at end of period	0	0	23	23	23	23	23	23	23	23
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$48.61	$38.51	$45.27	$41.34	$32.53	$34.57	$32.65	$23.98	$21.44	$22.23
Value at end of period	$48.49	$48.61	$38.51	$45.27	$41.34	$32.53	$34.57	$32.65	$23.98	$21.44
Number of accumulation units outstanding at end of period	149	149	162	162	168	171	173	165	107	102

CFI 312

Condensed Financial Information (continued)

TABLE 37
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% (INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997)
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$32.88	$24.92	$25.73	$20.50	$20.40	$20.21	$19.58	$14.75	$13.03	$13.96
Value at end of period	$43.98	$32.88	$24.92	$25.73	$20.50	$20.40	$20.21	$19.58	$14.75	$13.03
Number of accumulation units outstanding at end of period	922	350	516	1,740	1,577	1,562	1,841	1,341	1,125	910
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$35.19	$26.84	$26.60	$20.94	$19.75	$20.13	$17.92	$14.81	$13.52	$13.98
Value at end of period	$46.06	$35.19	$26.84	$26.60	$20.94	$19.75	$20.13	$17.92	$14.81	$13.52
Number of accumulation units outstanding at end of period	7,219	7,298	11,201	13,338	15,696	16,820	18,346	16,438	11,726	10,347
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$28.12	$22.78	$24.40	$20.35	$18.90	$19.75	$18.37	$14.37	$13.31	$13.25
Value at end of period	$31.56	$28.12	$22.78	$24.40	$20.35	$18.90	$19.75	$18.37	$14.37	$13.31
Number of accumulation units outstanding at end of period	17,614	19,941	31,234	30,422	31,650	33,092	31,269	30,552	20,227	17,408
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.11	$11.40	$11.87	$11.69	$11.33	$11.75	$11.62	$12.98	$12.35	$11.10
Value at end of period	$13.16	$12.11	$11.40	$11.87	$11.69	$11.33	$11.75	$11.62	$12.98	$12.35
Number of accumulation units outstanding at end of period	11,116	1,770	4,273	2,215	2,718	3,849	3,398	3,195	12,333	13,052
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2015)
Value at beginning of period	$11.62	$10.05	$10.98	$9.77	$9.28	$9.79
Value at end of period	$11.82	$11.62	$10.05	$10.98	$9.77	$9.28
Number of accumulation units outstanding at end of period	8,466	8,093	9,347	10,614	11,420	35
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$22.02	$17.53	$19.06	$15.69	$14.16	$13.91	$12.97	$10.01	$8.68	$8.98
Value at end of period	$24.93	$22.02	$17.53	$19.06	$15.69	$14.16	$13.91	$12.97	$10.01	$8.68
Number of accumulation units outstanding at end of period	19,648	24,290	26,456	30,882	23,576	20,086	19,638	16,129	18,225	16,753
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$19.83	$15.39	$17.30	$13.84	$13.29	$13.14	$13.10	$10.28	$8.55	$10.13
Value at end of period	$26.85	$19.83	$15.39	$17.30	$13.84	$13.29	$13.14	$13.10	$10.28	$8.55
Number of accumulation units outstanding at end of period	7,769	10,293	11,187	7,622	8,654	5,313	5,597	8,677	5,903	4,229
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.13	$11.40	$11.59	$11.40	$11.26	$11.40	$10.97	$11.36	$10.89	$10.38
Value at end of period	$13.24	$12.13	$11.40	$11.59	$11.40	$11.26	$11.40	$10.97	$11.36	$10.89
Number of accumulation units outstanding at end of period	8,178	4,064	3,095	2,973	3,840	3,096	3,760	5,640	4,887	2,008
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$33.47	$26.52	$27.75	$22.34	$20.91	$20.15	$18.72	$14.20	$11.96	$12.76
Value at end of period	$45.43	$33.47	$26.52	$27.75	$22.34	$20.91	$20.15	$18.72	$14.20	$11.96
Number of accumulation units outstanding at end of period	43,380	55,967	69,516	76,708	80,791	82,690	90,451	95,499	99,651	100,579
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$28.74	$23.25	$24.34	$20.57	$18.42	$18.74	$17.11	$13.18	$11.89	$11.28
Value at end of period	$30.50	$28.74	$23.25	$24.34	$20.57	$18.42	$18.74	$17.11	$13.18	$11.89
Number of accumulation units outstanding at end of period	19,432	30,421	33,313	33,064	37,242	39,416	36,948	33,678	35,920	38,381

CFI 313

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$20.55	$18.07	$22.53	$20.51	$16.78	$19.00	$17.58	$12.35	$10.77	$11.69
Value at end of period	$21.03	$20.55	$18.07	$22.53	$20.51	$16.78	$19.00	$17.58	$12.35	$10.77
Number of accumulation units outstanding at end of period	1,437	2,260	3,411	3,622	4,913	3,017	5,017	1,641	1,150	988
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$23.82	$19.40	$22.81	$19.98	$17.55	$18.58	$17.00	$11.93	$10.06	$11.52
Value at end of period	$25.82	$23.82	$19.40	$22.81	$19.98	$17.55	$18.58	$17.00	$11.93	$10.06
Number of accumulation units outstanding at end of period	1,684	1,392	3,524	3,533	6,024	5,772	3,580	2,920	689	296
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.16	$10.34	$11.78	$9.13	$10.26	$10.83	$11.10	$9.00	$7.29	$7.98
Value at end of period	$13.95	$13.16	$10.34	$11.78	$9.13	$10.26	$10.83	$11.10	$9.00	$7.29
Number of accumulation units outstanding at end of period	3,411	3,630	7,830	9,546	9,900	8,599	6,059	6,332	4,541	3,730
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during September 2015)
Value at beginning of period	$14.06	$11.18	$11.93	$10.36	$9.12	$9.06
Value at end of period	$14.74	$14.06	$11.18	$11.93	$10.36	$9.12
Number of accumulation units outstanding at end of period	2,112	2,446	415	2,999	2,402	36
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$14.99	$12.15	$11.42	$9.29	$10.04	$9.90
Value at end of period	$17.65	$14.99	$12.15	$11.42	$9.29	$10.04
Number of accumulation units outstanding at end of period	9,611	12,106	14,678	10,048	5,496	7,360
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$41.62	$33.96	$35.42	$32.10	$30.21	$31.36	$29.04	$24.98	$22.95	$22.28
Value at end of period	$47.25	$41.62	$33.96	$35.42	$32.10	$30.21	$31.36	$29.04	$24.98	$22.95
Number of accumulation units outstanding at end of period	15,267	14,058	13,962	14,279	16,508	18,444	17,959	19,866	20,421	21,627
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during September 2020)
Value at beginning of period	$11.32
Value at end of period	$12.53
Number of accumulation units outstanding at end of period	92
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$19.66	$15.02	$15.91	$15.08	$14.50	$14.01	$10.93	$10.76	$9.44	$10.05
Value at end of period	$18.81	$19.66	$15.02	$15.91	$15.08	$14.50	$14.01	$10.93	$10.76	$9.44
Number of accumulation units outstanding at end of period	9,861	11,552	3,466	2,028	3,162	3,926	3,005	2,130	1,549	988
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.83	$9.22	$10.62
Value at end of period	$12.31	$11.83	$9.22
Number of accumulation units outstanding at end of period	1,722	1,794	4,426
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$19.65	$15.19	$17.82	$15.96	$14.22	$15.22	$13.80	$10.36	$9.03	$9.58
Value at end of period	$20.61	$19.65	$15.19	$17.82	$15.96	$14.22	$15.22	$13.80	$10.36	$9.03
Number of accumulation units outstanding at end of period	642	999	380	363	1,352	1,259	1,521	1,445	1,367	1,502
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2016)
Value at beginning of period	$16.69	$13.26	$16.33	$14.84	$12.09
Value at end of period	$16.20	$16.69	$13.26	$16.33	$14.84
Number of accumulation units outstanding at end of period	284	434	1,273	632	883

CFI 314

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$74.58	$57.54	$62.39	$51.97	$48.84	$49.25	$44.66	$34.53	$30.11	$31.35
Value at end of period	$95.93	$74.58	$57.54	$62.39	$51.97	$48.84	$49.25	$44.66	$34.53	$30.11
Number of accumulation units outstanding at end of period	70,179	79,989	93,169	98,764	112,972	124,134	136,539	147,602	156,106	165,572
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$46.00	$36.64	$40.56	$36.47	$31.37	$33.16	$30.96	$24.52	$21.22	$21.33
Value at end of period	$48.35	$46.00	$36.64	$40.56	$36.47	$31.37	$33.16	$30.96	$24.52	$21.22
Number of accumulation units outstanding at end of period	31,853	33,281	41,439	48,673	61,252	72,745	79,741	87,331	94,233	103,018
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$55.50	$41.95	$42.66	$32.04	$32.27	$30.56	$27.87	$20.75	$18.37	$18.61
Value at end of period	$78.68	$55.50	$41.95	$42.66	$32.04	$32.27	$30.56	$27.87	$20.75	$18.37
Number of accumulation units outstanding at end of period	70,397	68,746	79,194	81,242	87,890	103,144	106,839	111,786	122,089	133,588
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$26.02	$20.67	$24.63	$19.19	$20.52	$20.10	$22.20	$17.28	$14.53	$17.80
Value at end of period	$29.63	$26.02	$20.67	$24.63	$19.19	$20.52	$20.10	$22.20	$17.28	$14.53
Number of accumulation units outstanding at end of period	17,671	16,257	16,459	17,587	18,277	17,968	19,842	21,239	20,000	26,401
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$36.78	$29.55	$34.43	$31.59	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36
Value at end of period	$38.11	$36.78	$29.55	$34.43	$31.59	$24.63	$27.00	$27.25	$20.30	$17.41
Number of accumulation units outstanding at end of period	6,587	7,917	10,867	12,511	20,063	15,081	16,516	20,333	18,570	18,194
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$88.87	$72.76	$84.07	$63.32	$60.13	$71.03	$75.74	$70.96	$59.61	$73.88
Value at end of period	$102.62	$88.87	$72.76	$84.07	$63.32	$60.13	$71.03	$75.74	$70.96	$59.61
Number of accumulation units outstanding at end of period	7,915	10,438	11,817	13,254	14,546	18,237	20,220	20,580	19,976	20,313
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.94
Number of accumulation units outstanding at end of period	233
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$22.62	$18.25	$21.05	$18.57	$16.83	$17.86	$17.35	$13.63	$12.54	$13.57
Value at end of period	$13.07	$22.62	$18.25	$21.05	$18.57	$16.83	$17.86	$17.35	$13.63	$12.54
Number of accumulation units outstanding at end of period	0	133	0	0	642	1,399	1,194	1,124	379	221
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$29.71	$23.85	$27.00	$24.01	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98
Value at end of period	$35.10	$29.71	$23.85	$27.00	$24.01	$20.64	$22.27	$20.20	$14.54	$12.51
Number of accumulation units outstanding at end of period	7,381	8,523	9,351	9,313	9,013	9,271	7,357	5,423	5,968	6,543
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$88.40	$65.62	$69.12	$55.10	$54.69	$52.87	$49.49	$35.85	$37.15
Value at end of period	$123.98	$88.40	$65.62	$69.12	$55.10	$54.69	$52.87	$49.49	$35.85
Number of accumulation units outstanding at end of period	3,558	3,613	3,645	3,703	4,020	4,449	5,382	7,748	5,452
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$18.65	$14.68	$16.44	$14.75	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76
Value at end of period	$20.91	$18.65	$14.68	$16.44	$14.75	$13.58	$14.63	$13.73	$10.78	$9.61
Number of accumulation units outstanding at end of period	24,538	26,658	28,168	27,329	28,772	27,406	26,925	27,488	26,613	29,721

CFI 315

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2016)
Value at beginning of period	$18.72	$12.65	$13.53	$10.34	$9.63
Value at end of period	$25.09	$18.72	$12.65	$13.53	$10.34
Number of accumulation units outstanding at end of period	14,254	11,044	6,281	14,698	2,827
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during June 2018)
Value at beginning of period	$11.75	$9.87	$11.61
Value at end of period	$12.55	$11.75	$9.87
Number of accumulation units outstanding at end of period	10	8	8
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$21.85	$17.77	$21.68	$20.05	$16.13	$16.98	$16.41	$12.29	$10.75	$11.11
Value at end of period	$21.94	$21.85	$17.77	$21.68	$20.05	$16.13	$16.98	$16.41	$12.29	$10.75
Number of accumulation units outstanding at end of period	8,269	8,676	10,442	11,022	11,635	11,462	10,789	10,151	9,564	6,681
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.31	$19.29	$23.05	$21.90	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39
Value at end of period	$23.53	$23.31	$19.29	$23.05	$21.90	$19.10	$20.15	$18.34	$14.29	$12.66
Number of accumulation units outstanding at end of period	20,153	22,649	25,294	27,255	28,604	30,094	30,844	39,451	39,427	43,192
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.51	$10.12	$10.16	$10.06	$10.09
Value at end of period	$10.65	$10.51	$10.12	$10.16	$10.06
Number of accumulation units outstanding at end of period	7,860	6,318	6,682	1,260	2,606
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2014)
Value at beginning of period	$10.76	$10.03	$10.19	$10.03	$9.95	$10.11	$9.71
Value at end of period	$11.53	$10.76	$10.03	$10.19	$10.03	$9.95	$10.11
Number of accumulation units outstanding at end of period	11,941	8,571	8,877	6,082	9,277	5,203	1,589
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$22.98	$18.57	$20.04	$17.19	$15.88	$16.21	$14.92	$10.98	$10.06	$10.53
Value at end of period	$26.98	$22.98	$18.57	$20.04	$17.19	$15.88	$16.21	$14.92	$10.98	$10.06
Number of accumulation units outstanding at end of period	3,674	3,134	4,427	4,396	4,622	7,007	7,115	11,340	8,677	7,888
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$18.99	$15.95	$16.88	$15.14	$14.53	$14.83	$13.94	$12.16	$11.09	$11.47
Value at end of period	$21.74	$18.99	$15.95	$16.88	$15.14	$14.53	$14.83	$13.94	$12.16	$11.09
Number of accumulation units outstanding at end of period	11,297	11,016	13,476	15,508	15,400	16,545	16,952	29,937	31,251	33,493
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during September 2015)
Value at beginning of period	$5.70	$5.16	$6.10	$6.04	$5.36	$6.17
Value at end of period	$5.65	$5.70	$5.16	$6.10	$6.04	$5.36
Number of accumulation units outstanding at end of period	2,067	1,740	2,326	2,339	2,511	1,319
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.87	$13.92	$14.45	$14.15	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31
Value at end of period	$16.37	$14.87	$13.92	$14.45	$14.15	$13.66	$14.25	$14.03	$15.69	$14.65
Number of accumulation units outstanding at end of period	21,794	14,380	18,727	18,007	21,120	24,213	24,090	28,387	51,753	47,965
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.26	$17.97	$18.86	$17.86	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91
Value at end of period	$20.45	$20.26	$17.97	$18.86	$17.86	$15.87	$16.77	$17.01	$15.41	$13.47
Number of accumulation units outstanding at end of period	5,666	4,293	5,117	5,058	5,764	5,694	9,643	28,623	25,360	27,324

CFI 316

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during July 2015)
Value at beginning of period	$10.46	$9.92	$10.02	$9.87	$9.90	$9.93
Value at end of period	$11.13	$10.46	$9.92	$10.02	$9.87	$9.90
Number of accumulation units outstanding at end of period	7,681	4,299	5,575	3,897	8,442	1,854
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.00	$20.17	$20.22	$20.05	$19.16	$20.32	$20.30	$20.16	$17.68	$18.38
Value at end of period	$18.83	$20.00	$20.17	$20.22	$20.05	$19.16	$20.32	$20.30	$20.16	$17.68
Number of accumulation units outstanding at end of period	18,568	23,881	28,635	31,776	34,582	36,112	39,290	66,910	63,970	67,559
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during August 2011)
Value at beginning of period	$4.46	$3.17	$3.66	$3.39	$2.36	$3.26	$3.61	$7.55	$8.72	$10.89
Value at end of period	$2.66	$4.46	$3.17	$3.66	$3.39	$2.36	$3.26	$3.61	$7.55	$8.72
Number of accumulation units outstanding at end of period	0	8,023	15,862	15,512	34,413	2,817	17,304	2,407	3,718	925
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.93
Value at end of period	$20.55
Number of accumulation units outstanding at end of period	1,854
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$44.19	$37.66	$41.04	$36.31	$34.18	$35.36	$33.79	$29.39	$26.25	$27.01
Value at end of period	$48.25	$44.19	$37.66	$41.04	$36.31	$34.18	$35.36	$33.79	$29.39	$26.25
Number of accumulation units outstanding at end of period	35,221	39,049	54,396	56,902	64,769	64,806	67,179	70,931	73,729	82,734
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$14.46	$11.42	$12.43	$10.57	$9.60	$10.08
Value at end of period	$15.94	$14.46	$11.42	$12.43	$10.57	$9.60
Number of accumulation units outstanding at end of period	2,356	1,377	2,444	2,843	2,407	2,204
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.46	$13.60	$14.09	$13.04	$12.45	$13.21	$13.35	$14.12	$13.28	$13.00
Value at end of period	$15.55	$14.46	$13.60	$14.09	$13.04	$12.45	$13.21	$13.35	$14.12	$13.28
Number of accumulation units outstanding at end of period	27,283	27,862	28,274	42,372	49,228	52,725	59,378	67,488	75,950	81,726
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.75	$10.64	$11.85	$9.72	$9.31	$10.01
Value at end of period	$12.45	$12.75	$10.64	$11.85	$9.72	$9.31
Number of accumulation units outstanding at end of period	24,331	26,924	26,813	29,548	36,648	45,158
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2014)
Value at beginning of period	$12.25	$10.51	$11.49	$10.15	$9.64	$10.13	$10.17
Value at end of period	$14.01	$12.25	$10.51	$11.49	$10.15	$9.64	$10.13
Number of accumulation units outstanding at end of period	7,646	272	358	290	327	449	2
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$11.28	$10.89	$10.96	$10.96	$10.94	$10.94	$10.58	$10.94	$10.80	$10.20
Value at end of period	$11.53	$11.28	$10.89	$10.96	$10.96	$10.94	$10.94	$10.58	$10.94	$10.80
Number of accumulation units outstanding at end of period	1,601	2,182	4,253	3,509	3,861	3,714	2,868	2,485	2,462	1,824
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.34	$13.28	$13.28	$13.40	$13.57	$13.78	$13.98	$14.19	$14.40	$14.62
Value at end of period	$13.18	$13.34	$13.28	$13.28	$13.40	$13.57	$13.78	$13.98	$14.19	$14.40
Number of accumulation units outstanding at end of period	147,214	92,820	65,710	54,929	82,648	89,208	81,564	82,117	93,251	96,796

CFI 317

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$52.51	$41.36	$43.94	$37.07	$34.28	$35.30	$32.36	$25.14	$22.05	$22.44
Value at end of period	$60.65	$52.51	$41.36	$43.94	$37.07	$34.28	$35.30	$32.36	$25.14	$22.05
Number of accumulation units outstanding at end of period	162,983	184,216	203,125	225,979	266,633	278,238	308,578	344,928	334,689	374,687
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2019)
Value at beginning of period	$13.53	$12.96
Value at end of period	$14.12	$13.53
Number of accumulation units outstanding at end of period	14,476	23,673
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.27	$18.74	$19.65	$18.78	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39
Value at end of period	$22.13	$21.27	$18.74	$19.65	$18.78	$16.64	$17.24	$17.30	$16.62	$14.80
Number of accumulation units outstanding at end of period	0	0	7,056	6,073	6,392	6,500	10,090	11,029	10,835	10,192
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$47.20	$36.84	$40.14	$32.69	$30.09	$30.29	$27.00	$20.62	$18.29	$18.58
Value at end of period	$53.89	$47.20	$36.84	$40.14	$32.69	$30.09	$30.29	$27.00	$20.62	$18.29
Number of accumulation units outstanding at end of period	39,631	40,568	46,742	47,514	53,731	56,913	62,205	78,003	86,275	96,281
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$46.72	$37.32	$44.23	$39.53	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73
Value at end of period	$49.82	$46.72	$37.32	$44.23	$39.53	$33.96	$35.10	$32.52	$24.53	$21.16
Number of accumulation units outstanding at end of period	30,516	33,319	36,936	37,662	41,205	46,314	53,737	58,711	65,994	71,485
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.77	$27.31	$31.65	$29.23	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46
Value at end of period	$34.02	$32.77	$27.31	$31.65	$29.23	$23.30	$24.44	$23.53	$16.74	$15.12
Number of accumulation units outstanding at end of period	23,720	24,016	24,453	26,861	26,911	29,126	31,528	42,317	47,902	51,898
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$21.40	$17.39	$19.33	$16.26	$15.30	$15.84	$15.12	$13.11
Value at end of period	$24.27	$21.40	$17.39	$19.33	$16.26	$15.30	$15.84	$15.12
Number of accumulation units outstanding at end of period	8,949	4,027	2,160	1,514	3,207	1,750	1,191	263
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$28.29	$26.14	$26.69	$25.79	$25.09	$25.32	$24.09	$24.49	$22.72	$21.45
Value at end of period	$30.05	$28.29	$26.14	$26.69	$25.79	$25.09	$25.32	$24.09	$24.49	$22.72
Number of accumulation units outstanding at end of period	69,299	71,039	78,162	84,136	89,095	100,330	71,923	83,502	102,067	102,526
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$10.76	$8.99	$10.58	$8.60	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91
Value at end of period	$11.43	$10.76	$8.99	$10.58	$8.60	$8.66	$8.87	$9.57	$8.00	$6.84
Number of accumulation units outstanding at end of period	14,242	12,794	12,010	7,679	9,654	8,810	10,723	11,684	11,102	12,296
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$30.02	$22.96	$23.66	$18.51	$18.07	$17.24	$15.41	$11.94	$10.27	$10.30
Value at end of period	$38.71	$30.02	$22.96	$23.66	$18.51	$18.07	$17.24	$15.41	$11.94	$10.27
Number of accumulation units outstanding at end of period	86,953	106,587	118,407	124,096	142,308	152,405	161,918	74,095	85,755	89,290
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.36	$14.09	$15.51	$13.87	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15
Value at end of period	$18.18	$17.36	$14.09	$15.51	$13.87	$12.36	$13.13	$12.11	$9.39	$8.31
Number of accumulation units outstanding at end of period	87,389	93,969	110,964	120,579	121,105	142,430	174,170	186,048	149,233	150,960
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$36.88	$28.94	$31.76	$25.77	$24.39	$24.63	$22.97	$17.67	$15.71	$16.02
Value at end of period	$51.27	$36.88	$28.94	$31.76	$25.77	$24.39	$24.63	$22.97	$17.67	$15.71
Number of accumulation units outstanding at end of period	29,144	27,227	32,944	33,721	28,300	27,780	27,009	29,039	17,479	13,004

CFI 318

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during September 2017)
Value at beginning of period	$12.78	$10.41	$13.51	$12.47
Value at end of period	$14.57	$12.78	$10.41	$13.51
Number of accumulation units outstanding at end of period	44	8	1	132
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$43.83	$32.75	$33.57	$25.96	$24.73	$23.33	$20.94	$16.10	$14.28	$13.91
Value at end of period	$59.78	$43.83	$32.75	$33.57	$25.96	$24.73	$23.33	$20.94	$16.10	$14.28
Number of accumulation units outstanding at end of period	11,425	9,682	11,031	9,278	7,018	3,688	2,860	3,477	3,162	899
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.22	$18.72	$19.69	$16.30	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91
Value at end of period	$29.08	$24.22	$18.72	$19.69	$16.30	$14.92	$14.83	$13.33	$10.25	$9.00
Number of accumulation units outstanding at end of period	26,625	25,944	22,174	12,556	17,076	13,515	17,008	4,206	7,245	5,920
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$28.55	$23.07	$25.15	$22.55	$19.85	$20.94	$18.94	$14.63	$12.81	$12.93
Value at end of period	$28.46	$28.55	$23.07	$25.15	$22.55	$19.85	$20.94	$18.94	$14.63	$12.81
Number of accumulation units outstanding at end of period	6,320	9,301	8,496	7,063	6,218	3,930	2,262	2,580	2,413	1,623
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$39.37	$29.71	$31.87	$26.02	$24.72	$25.30	$23.11	$17.39	$15.29	$15.87
Value at end of period	$52.18	$39.37	$29.71	$31.87	$26.02	$24.72	$25.30	$23.11	$17.39	$15.29
Number of accumulation units outstanding at end of period	4,516	3,126	3,606	3,220	2,118	2,414	2,178	1,316	2,426	1,934
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.38	$18.26	$20.45	$17.59	$15.75	$16.45	$14.81	$11.21	$9.72	$10.05
Value at end of period	$26.87	$23.38	$18.26	$20.45	$17.59	$15.75	$16.45	$14.81	$11.21	$9.72
Number of accumulation units outstanding at end of period	5,745	6,369	5,340	4,889	4,134	3,484	2,419	4,131	2,225	1,869
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.42	$18.18	$20.80	$18.48	$15.49	$16.47	$15.93	$11.66	$10.20	$10.77
Value at end of period	$26.40	$22.42	$18.18	$20.80	$18.48	$15.49	$16.47	$15.93	$11.66	$10.20
Number of accumulation units outstanding at end of period	6,159	4,386	3,770	2,213	1,635	1,621	993	3,011	522	647
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$21.72	$17.54	$21.17	$18.10	$16.20	$16.59	$15.95	$11.64	$10.26	$10.33
Value at end of period	$27.04	$21.72	$17.54	$21.17	$18.10	$16.20	$16.59	$15.95	$11.64	$10.26
Number of accumulation units outstanding at end of period	11,987	13,448	12,939	14,552	13,351	9,145	6,876	12,245	10,914	9,117
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$62.00	$49.87	$60.15	$54.87	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66
Value at end of period	$68.58	$62.00	$49.87	$60.15	$54.87	$44.74	$45.78	$43.62	$32.14	$28.49
Number of accumulation units outstanding at end of period	11,498	13,609	14,752	14,918	16,803	17,068	18,929	23,222	28,463	31,065
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.05	$15.51	$16.70	$14.70	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26
Value at end of period	$20.19	$18.05	$15.51	$16.70	$14.70	$14.10	$14.32	$13.77	$12.02	$10.75
Number of accumulation units outstanding at end of period	106,100	115,288	131,089	116,361	107,102	92,052	88,274	82,452	72,116	71,442
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$19.64	$16.35	$18.11	$15.39	$14.71	$15.00	$14.41	$12.15	$10.72	$11.41
Value at end of period	$22.15	$19.64	$16.35	$18.11	$15.39	$14.71	$15.00	$14.41	$12.15	$10.72
Number of accumulation units outstanding at end of period	151,175	151,526	142,091	124,167	112,345	122,238	128,209	130,141	113,612	94,888
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$20.36	$16.68	$18.86	$15.79	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43
Value at end of period	$23.32	$20.36	$16.68	$18.86	$15.79	$15.06	$15.44	$14.77	$12.15	$10.68
Number of accumulation units outstanding at end of period	116,174	105,826	112,493	102,040	85,287	73,969	75,369	67,766	56,425	45,906

CFI 319

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$20.67	$16.85	$19.13	$15.96	$15.22	$15.58	$14.89	$12.24	$10.75	$11.96
Value at end of period	$23.62	$20.67	$16.85	$19.13	$15.96	$15.22	$15.58	$14.89	$12.24	$10.75
Number of accumulation units outstanding at end of period	39,918	28,787	19,986	14,410	11,870	8,834	4,596	1,648	236	28
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$15.15	$12.87	$14.00	$12.39	$11.83	$12.06	$11.51	$10.10	$9.02	$9.39
Value at end of period	$16.85	$15.15	$12.87	$14.00	$12.39	$11.83	$12.06	$11.51	$10.10	$9.02
Number of accumulation units outstanding at end of period	1,437	1,257	1,097	1,021	986	746	1,067	620	240	170
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.75	$14.14	$14.80	$13.75	$13.36	$13.55	$13.00	$12.34	$11.41	$11.54
Value at end of period	$17.37	$15.75	$14.14	$14.80	$13.75	$13.36	$13.55	$13.00	$12.34	$11.41
Number of accumulation units outstanding at end of period	14,614	25,008	26,223	23,003	29,878	34,529	403	349	581	551
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$14.24	$12.58	$13.33	$12.27	$11.77	$11.99	$11.53	$10.68	$9.68	$9.90
Value at end of period	$15.62	$14.24	$12.58	$13.33	$12.27	$11.77	$11.99	$11.53	$10.68	$9.68
Number of accumulation units outstanding at end of period	453	336	339	387	348	674	741	537	306	152
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$27.85	$24.62	$26.05	$23.92	$22.97	$23.37	$22.25	$20.15	$18.21	$18.16
Value at end of period	$30.30	$27.85	$24.62	$26.05	$23.92	$22.97	$23.37	$22.25	$20.15	$18.21
Number of accumulation units outstanding at end of period	7,999	5,952	6,712	6,462	7,804	6,308	6,161	6,221	8,027	9,972
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$32.53	$26.88	$29.77	$25.63	$24.33	$25.00	$23.81	$19.75	$17.43	$18.23
Value at end of period	$36.66	$32.53	$26.88	$29.77	$25.63	$24.33	$25.00	$23.81	$19.75	$17.43
Number of accumulation units outstanding at end of period	28,111	19,850	18,515	17,078	17,473	17,590	29,324	30,976	32,836	32,711
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$30.00	$25.53	$27.59	$24.46	$23.28	$23.77	$22.62	$19.69	$17.60	$17.97
Value at end of period	$33.31	$30.00	$25.53	$27.59	$24.46	$23.28	$23.77	$22.62	$19.69	$17.60
Number of accumulation units outstanding at end of period	13,124	12,954	12,935	14,444	13,489	15,702	14,655	14,139	13,591	14,411
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.70	$11.90	$12.12	$11.93	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09
Value at end of period	$13.41	$12.70	$11.90	$12.12	$11.93	$11.83	$11.98	$11.50	$11.98	$11.71
Number of accumulation units outstanding at end of period	61,181	41,204	21,342	5,850	5,408	6,109	4,482	4,562	5,173	6,268
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.13	$29.62	$35.11	$32.07	$26.24	$27.11	$24.47	$18.91	$16.50	$17.29
Value at end of period	$38.89	$38.13	$29.62	$35.11	$32.07	$26.24	$27.11	$24.47	$18.91	$16.50
Number of accumulation units outstanding at end of period	6,951	7,186	7,386	8,219	8,154	8,574	8,966	8,491	8,994	9,506
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$46.75	$34.26	$35.45	$28.07	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32
Value at end of period	$61.37	$46.75	$34.26	$35.45	$28.07	$27.05	$28.91	$28.13	$20.56	$17.44
Number of accumulation units outstanding at end of period	10,518	14,602	16,846	16,489	19,338	20,483	25,097	35,371	29,934	30,775
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.74	$12.81	$14.22	$13.03	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11
Value at end of period	$14.76	$15.74	$12.81	$14.22	$13.03	$13.11	$13.50	$12.01	$11.73	$9.44
Number of accumulation units outstanding at end of period	5,932	8,211	11,239	12,000	12,278	13,052	15,421	16,956	14,866	13,986
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.90	$15.77	$17.33	$16.73	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17
Value at end of period	$18.33	$19.90	$15.77	$17.33	$16.73	$16.29	$16.06	$12.55	$12.49	$10.97
Number of accumulation units outstanding at end of period	5,489	9,569	11,152	10,279	14,828	14,847	13,850	12,962	18,831	20,515

CFI 320

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$41.41	$31.59	$35.24	$29.42	$27.55	$27.16	$24.44	$18.41	$16.65	$17.73
Value at end of period	$49.54	$41.41	$31.59	$35.24	$29.42	$27.55	$27.16	$24.44	$18.41	$16.65
Number of accumulation units outstanding at end of period	2,921	2,463	2,499	2,609	2,624	2,828	2,608	4,026	4,708	5,038
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.73	$15.82	$19.53	$17.87	$14.66	$15.34	$14.92	$10.82	$9.62	$10.04
Value at end of period	$20.21	$18.73	$15.82	$19.53	$17.87	$14.66	$15.34	$14.92	$10.82	$9.62
Number of accumulation units outstanding at end of period	1,131	821	1,218	1,465	1,473	1,151	1,302	1,578	1,285	2,067
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.22	$21.25	$24.63	$21.24	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26
Value at end of period	$25.71	$26.22	$21.25	$24.63	$21.24	$18.31	$19.76	$18.38	$13.82	$11.83
Number of accumulation units outstanding at end of period	7,656	10,740	11,597	13,709	14,653	14,937	20,811	24,003	23,004	24,468
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.02	$18.61	$20.87	$19.10	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19
Value at end of period	$23.86	$22.02	$18.61	$20.87	$19.10	$16.82	$17.44	$16.24	$13.20	$11.88
Number of accumulation units outstanding at end of period	52,689	55,186	63,434	69,987	79,533	95,841	103,478	116,005	130,192	136,364
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.73	$19.31	$22.68	$20.22	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50
Value at end of period	$24.05	$23.73	$19.31	$22.68	$20.22	$17.11	$17.90	$16.50	$12.51	$11.08
Number of accumulation units outstanding at end of period	4,963	5,465	7,017	8,700	10,689	11,679	12,364	11,903	11,208	10,983
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$27.15	$20.91	$24.45	$18.19	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11
Value at end of period	$34.17	$27.15	$20.91	$24.45	$18.19	$18.42	$17.96	$17.81	$14.23	$11.87
Number of accumulation units outstanding at end of period	119,252	138,939	162,479	172,492	190,078	201,636	231,915	253,696	270,280	281,243
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.33	$21.83	$26.63	$18.90	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48
Value at end of period	$37.22	$28.33	$21.83	$26.63	$18.90	$16.99	$20.48	$20.60	$22.18	$18.90
Number of accumulation units outstanding at end of period	8,194	6,095	8,100	13,172	8,019	6,559	8,156	7,830	9,146	12,896
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.57	$31.02	$35.86	$32.01	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04
Value at end of period	$38.10	$38.57	$31.02	$35.86	$32.01	$28.33	$29.66	$26.18	$20.21	$17.09
Number of accumulation units outstanding at end of period	9,092	10,591	10,853	12,413	14,737	15,346	19,066	18,502	18,217	16,975
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.96	$25.67	$29.13	$25.58	$21.36	$22.51	$21.09	$15.41	$13.18	$13.56
Value at end of period	$36.62	$31.96	$25.67	$29.13	$25.58	$21.36	$22.51	$21.09	$15.41	$13.18
Number of accumulation units outstanding at end of period	7,150	8,864	10,753	10,270	9,278	8,855	8,379	10,181	8,171	7,044
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$30.79	$25.13	$25.39	$22.39	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35
Value at end of period	$35.78	$30.79	$25.13	$25.39	$22.39	$21.03	$20.29	$18.36	$15.26	$13.53
Number of accumulation units outstanding at end of period	107,756	110,173	121,850	115,510	112,301	102,393	96,907	113,737	105,680	96,179
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$36.45	$26.97	$28.29	$23.01	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59
Value at end of period	$47.34	$36.45	$26.97	$28.29	$23.01	$21.74	$21.64	$19.64	$14.75	$12.89
Number of accumulation units outstanding at end of period	87,909	95,513	112,991	120,059	127,642	138,680	142,516	154,173	161,684	168,548
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$32.85	$26.38	$29.53	$25.79	$22.04	$24.03	$22.70	$17.76	$15.38	$15.76
Value at end of period	$32.67	$32.85	$26.38	$29.53	$25.79	$22.04	$24.03	$22.70	$17.76	$15.38
Number of accumulation units outstanding at end of period	17,106	16,262	17,642	18,046	18,992	20,414	20,750	21,985	21,171	23,250

CFI 321

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$70.68	$54.84	$56.29	$42.77	$42.77	$39.18	$36.59	$26.67	$22.77	$23.37
Value at end of period	$95.17	$70.68	$54.84	$56.29	$42.77	$42.77	$39.18	$36.59	$26.67	$22.77
Number of accumulation units outstanding at end of period	30,766	33,602	40,693	42,409	47,724	45,668	51,760	63,339	80,803	80,934
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.80	$15.75	$18.61	$14.78	$14.72	$15.08	$15.48	$13.75	$11.75	$13.61
Value at end of period	$22.33	$19.80	$15.75	$18.61	$14.78	$14.72	$15.08	$15.48	$13.75	$11.75
Number of accumulation units outstanding at end of period	2,406	2,323	4,365	3,939	4,279	6,274	5,308	5,266	4,942	5,077
WANGER INTERNATIONAL
Value at beginning of period	$15.15	$11.83	$14.60	$11.15	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18
Value at end of period	$17.07	$15.15	$11.83	$14.60	$11.15	$11.48	$11.64	$12.36	$10.25	$8.56
Number of accumulation units outstanding at end of period	8,655	8,831	9,843	10,863	10,301	9,617	10,280	9,854	9,614	9,368
WANGER SELECT
Value at beginning of period	$31.10	$24.42	$28.30	$22.68	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13
Value at end of period	$38.81	$31.10	$24.42	$28.30	$22.68	$20.31	$20.56	$20.24	$15.27	$13.08
Number of accumulation units outstanding at end of period	9,427	13,688	15,508	15,048	17,423	17,931	22,783	21,893	27,498	26,142
WANGER USA
Value at beginning of period	$34.99	$27.09	$27.91	$23.69	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13
Value at end of period	$42.82	$34.99	$27.09	$27.91	$23.69	$21.15	$21.60	$20.93	$15.88	$13.44
Number of accumulation units outstanding at end of period	5,443	4,561	6,747	5,998	5,650	7,085	8,053	8,116	9,517	10,204
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during June 2017)
Value at beginning of period	$16.08	$12.94	$13.67	$12.54
Value at end of period	$20.36	$16.08	$12.94	$13.67
Number of accumulation units outstanding at end of period	413	675	902	296
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$47.77	$37.88	$44.57	$40.74	$32.08	$34.12	$32.26	$23.72	$21.22	$22.02
Value at end of period	$47.60	$47.77	$37.88	$44.57	$40.74	$32.08	$34.12	$32.26	$23.72	$21.22
Number of accumulation units outstanding at end of period	1,556	1,559	1,909	2,685	4,720	5,834	7,441	6,961	7,325	7,322

TABLE 38
FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$35.08	$27.73	$28.93	$23.24	$21.70	$20.86	$19.33	$14.63	$12.29	$13.08
Value at end of period	$47.74	$35.08	$27.73	$28.93	$23.24	$21.70	$20.86	$19.33	$14.63	$12.29
Number of accumulation units outstanding at end of period	4,490	5,617	5,905	7,181	7,388	7,621	10,539	10,763	11,123	11,202
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$30.13	$24.31	$25.38	$21.40	$19.11	$19.40	$17.67	$13.57	$12.22	$11.56
Value at end of period	$32.05	$30.13	$24.31	$25.38	$21.40	$19.11	$19.40	$17.67	$13.57	$12.22
Number of accumulation units outstanding at end of period	0	0	503	557	605	657	715	770	824	877

CFI 322

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$44.05	$35.85	$37.30	$33.72	$31.66	$32.78	$30.28	$25.99	$23.81	$23.06
Value at end of period	$50.14	$44.05	$35.85	$37.30	$33.72	$31.66	$32.78	$30.28	$25.99	$23.81
Number of accumulation units outstanding at end of period	0	0	0	500	500	500	500	500	500	500
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$20.23	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$9.64
Value at end of period	$21.27	$20.23	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11
Number of accumulation units outstanding at end of period	225	234	243	253	262	263	263	263	263	264
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$78.94	$60.75	$65.71	$54.59	$51.18	$51.48	$46.56	$35.91	$31.24	$32.45
Value at end of period	$101.79	$78.94	$60.75	$65.71	$54.59	$51.18	$51.48	$46.56	$35.91	$31.24
Number of accumulation units outstanding at end of period	6,483	7,298	7,814	8,676	8,958	10,788	11,726	11,705	13,474	13,772
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$48.69	$38.69	$42.72	$38.31	$32.87	$34.66	$32.28	$25.51	$22.02	$22.08
Value at end of period	$51.30	$48.69	$38.69	$42.72	$38.31	$32.87	$34.66	$32.28	$25.51	$22.02
Number of accumulation units outstanding at end of period	0	0	0	199	208	621	657	692	2,368	2,403
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$58.75	$44.29	$44.93	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26
Value at end of period	$83.48	$58.75	$44.29	$44.93	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06
Number of accumulation units outstanding at end of period	0	115	115	285	305	327	351	375	399	424
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.54	$21.83	$25.94	$20.16	$21.51	$21.01	$23.15	$17.97	$15.07	$18.42
Value at end of period	$31.45	$27.54	$21.83	$25.94	$20.16	$21.51	$21.01	$23.15	$17.97	$15.07
Number of accumulation units outstanding at end of period	275	275	275	1,036	1,036	1,035	1,036	1,036	1,036	1,036
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$38.52	$30.87	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80
Value at end of period	$40.01	$38.52	$30.87	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$93.28	$76.18	$87.80	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33	$75.82
Value at end of period	$107.99	$93.28	$76.18	$87.80	$65.97	$62.49	$73.63	$78.32	$73.19	$61.33
Number of accumulation units outstanding at end of period	33	34	36	37	1,053	3,305	3,596	3,622	3,595	3,457
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
Value at beginning of period	$48.94	$37.60	$43.86	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05	$23.25
Value at end of period	$61.69	$48.94	$37.60	$43.86	$32.49	$32.87	$32.02	$31.70	$25.21	$21.05
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$30.82	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17
Value at end of period	$36.51	$30.82	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.64	$15.42	$17.24	$15.42	$14.16	$15.22	$14.25	$11.16	$9.93	$10.06
Value at end of period	$22.09	$19.64	$15.42	$17.24	$15.42	$14.16	$15.22	$14.25	$11.16	$9.93
Number of accumulation units outstanding at end of period	186	201	216	232	247	263	280	297	313	329
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$73.58	$60.78	$61.13	$52.27	$50.59	$50.91	$47.51	$40.04	$35.68	$35.55
Value at end of period	$83.07	$73.58	$60.78	$61.13	$52.27	$50.59	$50.91	$47.51	$40.04	$35.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 323

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
JANUS HENDERSON ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$97.44	$72.83	$74.06	$58.85	$53.03	$51.62	$46.45	$35.53	$30.67	$31.51
Value at end of period	$114.97	$97.44	$72.83	$74.06	$58.85	$53.03	$51.62	$46.45	$35.53	$30.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	422	308	152
JANUS HENDERSON GLOBAL RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$44.91	$35.24	$38.32	$30.55	$30.30	$31.40	$29.59	$23.33	$19.68	$23.10
Value at end of period	$53.25	$44.91	$35.24	$38.32	$30.55	$30.30	$31.40	$29.59	$23.33	$19.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	635	460	213
JANUS HENDERSON RESEARCH PORTFOLIO (INSTITUTIONAL SHARES)
Value at beginning of period	$55.36	$41.36	$42.99	$34.04	$34.30	$32.97	$29.54	$22.95	$19.60	$20.95
Value at end of period	$72.69	$55.36	$41.36	$42.99	$34.04	$34.30	$32.97	$29.54	$22.95	$19.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.41	$20.15	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71
Value at end of period	$24.71	$24.41	$20.15	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00
Number of accumulation units outstanding at end of period	0	31	31	42	47	729	803	1,020	1,107	1,194
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$19.93	$16.70	$17.63	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41	$11.77
Value at end of period	$22.88	$19.93	$16.70	$17.63	$15.78	$15.10	$15.37	$14.41	$12.54	$11.41
Number of accumulation units outstanding at end of period	0	0	510	564	613	665	724	780	835	888
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.59	$14.55	$15.07	$14.72	$14.17	$14.75	$14.49	$16.16	$15.05	$13.64
Value at end of period	$17.20	$15.59	$14.55	$15.07	$14.72	$14.17	$14.75	$14.49	$16.16	$15.05
Number of accumulation units outstanding at end of period	722	857	926	1,004	1,084	1,168	1,256	1,346	1,439	1,535
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.96	$21.09	$21.09	$20.86	$19.89	$21.03	$20.96	$20.77	$18.16	$18.83
Value at end of period	$19.78	$20.96	$21.09	$21.09	$20.86	$19.89	$21.03	$20.96	$20.77	$18.16
Number of accumulation units outstanding at end of period	212	212	1,048	1,137	2,383	2,468	2,566	2,658	2,747	2,835
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during September 2012)
Value at beginning of period	$4.55	$3.23	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58	$8.86
Value at end of period	$2.73	$4.55	$3.23	$3.73	$3.44	$2.38	$3.29	$3.64	$7.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	513
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.00	$14.08	$14.55	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20
Value at end of period	$16.18	$15.00	$14.08	$14.55	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51
Number of accumulation units outstanding at end of period	1,303	1,304	2,356	2,470	2,572	2,681	2,802	2,919	4,478	4,590
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.91	$10.74	$11.94	$9.77	$9.33	$10.01
Value at end of period	$12.64	$12.91	$10.74	$11.94	$9.77	$9.33
Number of accumulation units outstanding at end of period	1,048	1,099	1,143	2,725	2,770	2,822
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.12	$14.03	$13.98	$14.07	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13
Value at end of period	$13.99	$14.12	$14.03	$13.98	$14.07	$14.23	$14.40	$14.58	$14.76	$14.94
Number of accumulation units outstanding at end of period	22,718	26,054	34,721	36,417	42,710	50,120	53,335	67,285	73,577	82,052

CFI 324

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.78	$13.39
Value at end of period	$14.42	$13.78
Number of accumulation units outstanding at end of period	270	281
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.06	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59
Value at end of period	$23.02	$22.06	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$49.32	$39.30	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43
Value at end of period	$52.72	$49.32	$39.30	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	766	732	1,109	1,067	1,324
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.59	$28.76	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96
Value at end of period	$36.00	$34.59	$28.76	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	71	71	71	71	71
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.08	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96
Value at end of period	$11.80	$11.08	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90
Number of accumulation units outstanding at end of period	276	276	276	276	276	276	276	276	276	276
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$30.72	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$39.71	$30.72	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	1,636	1,661	3,581	3,716	6,907	7,704	4,061	3,062	3,062	3,061
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.97	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25
Value at end of period	$18.86	$17.97	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43
Number of accumulation units outstanding at end of period	412	412	412	413	413	3,312	3,363	999	922	830
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2011)
Value at beginning of period	$38.62	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$15.98
Value at end of period	$53.83	$38.62	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12
Number of accumulation units outstanding at end of period	0	0	0	869	1,392	1,597	1,859	1,968	761	837
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$45.13	$33.64	$34.40	$26.54	$25.21	$23.73	$21.24	$16.29	$14.41	$14.00
Value at end of period	$61.71	$45.13	$33.64	$34.40	$26.54	$25.21	$23.73	$21.24	$16.29	$14.41
Number of accumulation units outstanding at end of period	344	344	344	344	834	1,027	1,273	1,375	345	345
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$29.40	$23.70	$25.77	$23.05	$20.24	$21.30	$19.58
Value at end of period	$29.39	$29.40	$23.70	$25.77	$23.05	$20.24	$21.30
Number of accumulation units outstanding at end of period	0	0	0	0	169	236	321
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$40.55	$30.52	$32.66	$26.59	$25.21	$25.73	$23.45	$17.60	$15.43	$15.97
Value at end of period	$53.86	$40.55	$30.52	$32.66	$26.59	$25.21	$25.73	$23.45	$17.60	$15.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,437	2,595	2,749	3,031	3,031

CFI 325

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$65.63	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69
Value at end of period	$72.77	$65.63	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56
Number of accumulation units outstanding at end of period	0	0	0	147	147	1,828	2,037	2,082	2,200	2,176
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.72	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43
Value at end of period	$20.99	$18.72	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.07	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16
Value at end of period	$13.84	$13.07	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82
Number of accumulation units outstanding at end of period	379	379	379	379	379	379	380	380	380	380
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$39.86	$30.89	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67
Value at end of period	$40.75	$39.86	$30.89	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90
Number of accumulation units outstanding at end of period	0	29	29	40	2,250	2,891	2,961	3,165	3,247	3,329
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$48.86	$35.72	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70
Value at end of period	$64.30	$48.86	$35.72	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87
Number of accumulation units outstanding at end of period	201	201	201	201	1,181	1,181	1,181	1,181	735	534
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.19	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17
Value at end of period	$15.22	$16.19	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52
Number of accumulation units outstanding at end of period	284	284	284	284	284	284	285	285	285	1,553
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.60	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29
Value at end of period	$19.01	$20.60	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$43.33	$32.97	$36.69	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07	$18.14
Value at end of period	$51.97	$43.33	$32.97	$36.69	$30.56	$28.54	$28.06	$25.19	$18.93	$17.07
Number of accumulation units outstanding at end of period	0	3	3	4	5	72	79	101	109	1,098
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$19.38	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21	$11.82
Value at end of period	$20.97	$19.38	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21
Number of accumulation units outstanding at end of period	0	0	0	0	1,742	1,742	1,742	1,742
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$27.40	$22.16	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53
Value at end of period	$26.93	$27.40	$22.16	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12
Number of accumulation units outstanding at end of period	0	30	30	40	45	695	766	973	1,055	1,139
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.86	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37
Value at end of period	$24.82	$22.86	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08
Number of accumulation units outstanding at end of period	0	9	9	13	14	217	239	0	0	0
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.61	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66
Value at end of period	$25.01	$24.61	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 326

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$28.18	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31
Value at end of period	$35.56	$28.18	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07
Number of accumulation units outstanding at end of period	2,315	2,823	2,924	3,451	5,591	7,195	7,172	7,151	10,516	11,379
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.39	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81
Value at end of period	$38.71	$29.39	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	493	537
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$40.31	$32.34	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41
Value at end of period	$39.92	$40.31	$32.34	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$31.94	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.80
Value at end of period	$37.21	$31.94	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76
Number of accumulation units outstanding at end of period	2,375	2,682	2,852	4,119	7,800	7,742	8,019	8,243	8,618	8,067
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$37.83	$27.92	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79
Value at end of period	$49.25	$37.83	$27.92	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12
Number of accumulation units outstanding at end of period	4,792	5,553	5,851	7,287	7,428	7,583	7,731	7,889	11,311	11,214
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$32.20	$25.79	$28.80	$25.09	$21.39	$23.26	$21.92	$17.11	$14.78	$15.10
Value at end of period	$32.10	$32.20	$25.79	$28.80	$25.09	$21.39	$23.26	$21.92	$17.11	$14.78
Number of accumulation units outstanding at end of period	0	0	0	0	1,072	1,072	1,072	1,072	1,072	1,072
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$74.82	$57.91	$59.28	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18
Value at end of period	$100.99	$74.82	$57.91	$59.28	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63
Number of accumulation units outstanding at end of period	982	1,137	1,137	1,318	1,342	2,481	2,589	3,349	3,324	3,268
WANGER INTERNATIONAL
Value at beginning of period	$15.64	$12.19	$14.99	$11.42	$11.73	$11.87	$12.57	$10.40	$8.66	$10.28
Value at end of period	$17.67	$15.64	$12.19	$14.99	$11.42	$11.73	$11.87	$12.57	$10.40	$8.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	719	766	811	895	895
WANGER SELECT
Value at beginning of period	$32.60	$25.53	$29.52	$23.59	$21.07	$21.29	$20.90	$15.72	$13.44	$16.53
Value at end of period	$40.78	$32.60	$25.53	$29.52	$23.59	$21.07	$21.29	$20.90	$15.72	$13.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
WANGER USA
Value at beginning of period	$36.67	$28.32	$29.11	$24.64	$21.95	$22.36	$21.61	$16.36	$13.80	$14.48
Value at end of period	$44.99	$36.67	$28.32	$29.11	$24.64	$21.95	$22.36	$21.61	$16.36	$13.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$50.14	$39.66	$46.55	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84	$22.60
Value at end of period	$50.09	$50.14	$39.66	$46.55	$42.44	$33.34	$35.37	$33.36	$24.46	$21.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	407	407

CFI 327

Condensed Financial Information (continued)

TABLE 39
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.05% EFFECTIVE SEPTEMBER 10, 2007
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$32.35	$24.32	$23.76	$18.43	$17.13	$21.91	$15.10	$15.64	$14.07	$14.33
Value at end of period	$42.96	$32.35	$24.32	$23.76	$18.43	$17.13	$21.91	$15.10	$15.64	$14.07
Number of accumulation units outstanding at end of period	0	0	0	0	12,491	11,898	0	58,402	48,418	54,724
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$27.19	$21.72	$22.92	$18.85	$17.25	$17.76	$19.70	$12.56	$13.85	$13.58
Value at end of period	$30.97	$27.19	$21.72	$22.92	$18.85	$17.25	$17.76	$19.70	$12.56	$13.85
Number of accumulation units outstanding at end of period	0	0	0	0	13,312	11,395	0	76,172	73,593	64,747
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$42.01	$32.81	$33.83	$26.84	$24.76	$23.61	$21.54	$16.15	$13.39	$14.08
Value at end of period	$57.86	$42.01	$32.81	$33.83	$26.84	$24.76	$23.61	$21.54	$16.15	$13.39
Number of accumulation units outstanding at end of period	0	0	0	0	3,931	3,932	0	18,035	18,485	19,246
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$98.92	$75.22	$80.38	$65.98	$61.12	$60.97	$54.46	$41.48	$35.63	$36.56
Value at end of period	$129.09	$98.92	$75.22	$80.38	$65.98	$61.12	$60.97	$54.46	$41.48	$35.63
Number of accumulation units outstanding at end of period	28	28	28	190,786	223,722	239,244	181,149	248,741	250,822	251,909
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$47.44	$37.57	$43.14	$39.01	$29.98	$32.50	$32.32	$23.72	$20.04	$20.82
Value at end of period	$49.88	$47.44	$37.57	$43.14	$39.01	$29.98	$32.50	$32.32	$23.72	$20.04
Number of accumulation units outstanding at end of period	15	15	15	15	13,903	16,542	0	64,827	53,156	49,761
INVESCO DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$115.40	$93.12	$106.04	$78.72	$73.68	$86.09	$90.16	$83.25	$78.45
Value at end of period	$135.20	$115.40	$93.12	$106.04	$78.72	$73.68	$86.09	$90.16	$83.25
Number of accumulation units outstanding at end of period	0	0	0	0	2,033	1,600	0	5,226	3,881
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$18.67	$17.22	$17.62	$17.01	$16.18	$16.63	$16.14	$17.84	$16.40	$14.69
Value at end of period	$20.84	$18.67	$17.22	$17.62	$17.01	$16.18	$16.63	$16.14	$17.84	$16.40
Number of accumulation units outstanding at end of period	0	0	0	0	46,960	47,525	0	286,683	283,285	265,699
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$37.80	$37.58	$37.13	$36.29	$34.18	$35.72	$35.18	$34.53	$29.81	$30.54
Value at end of period	$36.11	$37.80	$37.58	$37.13	$36.29	$34.18	$35.72	$35.18	$34.53	$29.81
Number of accumulation units outstanding at end of period	0	0	0	0	3,725	4,310	0	20,638	15,242	13,108
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.77	$11.32	$12.43	$10.05	$9.49	$9.92
Value at end of period	$13.65	$13.77	$11.32	$12.43	$10.05	$9.49
Number of accumulation units outstanding at end of period	0	0	0	6,091	7,844	6,522
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$26.35	$22.88	$23.65	$22.28	$19.45	$19.86	$19.70	$18.65	$16.36	$15.66
Value at end of period	$27.82	$26.35	$22.88	$23.65	$22.28	$19.45	$19.86	$19.70	$18.65	$16.36
Number of accumulation units outstanding at end of period	0	0	0	0	7,165	7,794	0	37,215	30,278	12,093

CFI 328

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$61.55	$48.46	$56.60	$49.86	$42.22	$43.17	$39.40	$29.21	$24.88	$25.17
Value at end of period	$66.59	$61.55	$48.46	$56.60	$49.86	$42.22	$43.17	$39.40	$29.21	$24.88
Number of accumulation units outstanding at end of period	0	0	0	33,223	45,039	50,392	141,138	53,283	57,466	60,367
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$43.17	$35.46	$40.50	$36.86	$28.97	$29.94	$28.50	$19.97	$17.77	$17.90
Value at end of period	$45.47	$43.17	$35.46	$40.50	$36.86	$28.97	$29.94	$28.50	$19.97	$17.77
Number of accumulation units outstanding at end of period	0	0	0	0	3,037	3,561	95,084	11,732	13,118	15,808
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$37.52	$34.18	$34.38	$32.75	$31.40	$31.23	$29.38	$29.34	$26.89	$25.01
Value at end of period	$40.43	$37.52	$34.18	$34.38	$32.75	$31.40	$31.23	$29.38	$29.34	$26.89
Number of accumulation units outstanding at end of period	0	0	0	116,980	116,998	110,514	96,521	52,592	67,578	72,609
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$34.29	$25.84	$26.24	$20.23	$19.47	$18.35	$16.15	$12.32	$10.44	$10.34
Value at end of period	$44.85	$34.29	$25.84	$26.24	$20.23	$19.47	$18.35	$16.15	$12.32	$10.44
Number of accumulation units outstanding at end of period	0	0	0	103,404	98,028	56,954	150,070	58,090	39,104	0
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2013)
Value at beginning of period	$21.19	$16.94	$18.39	$16.20	$14.23	$14.90	$13.55	$12.30
Value at end of period	$22.51	$21.19	$16.94	$18.39	$16.20	$14.23	$14.90	$13.55
Number of accumulation units outstanding at end of period	0	0	0	0	10,103	12,387	0	70,120
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$47.56	$36.79	$39.79	$31.82	$29.68	$29.65	$27.24	$22.59
Value at end of period	$67.10	$47.56	$36.79	$39.79	$31.82	$29.68	$29.65	$27.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	20,724	0
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$45.95	$34.17	$36.13	$29.07	$27.23	$27.46	$24.78	$18.37	$18.09
Value at end of period	$61.78	$45.95	$34.17	$36.13	$29.07	$27.23	$27.46	$24.78	$18.37
Number of accumulation units outstanding at end of period	0	0	0	0	8,683	6,821	0	16,475	11,802
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$22.35	$18.93	$20.09	$17.44	$16.48	$16.56	$15.64	$13.48	$11.88	$12.27
Value at end of period	$25.37	$22.35	$18.93	$20.09	$17.44	$16.48	$16.56	$15.64	$13.48	$11.88
Number of accumulation units outstanding at end of period	0	0	0	0	194,072	178,692	28,058	750,453	703,801	646,085
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$24.33	$19.96	$21.79	$18.25	$17.19	$17.28	$16.41	$13.60	$11.85	$12.42
Value at end of period	$27.83	$24.33	$19.96	$21.79	$18.25	$17.19	$17.28	$16.41	$13.60	$11.85
Number of accumulation units outstanding at end of period	0	0	0	0	334,572	341,510	69,424	768,414	656,324	554,649
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$25.21	$20.36	$22.69	$18.72	$17.61	$17.79	$16.77	$13.59	$11.80	$12.44
Value at end of period	$29.31	$25.21	$20.36	$22.69	$18.72	$17.61	$17.79	$16.77	$13.59	$11.80
Number of accumulation units outstanding at end of period	1,275	1,275	1,092	541	178,656	145,803	438,034	407,561	357,397	310,909
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$23.77	$19.10	$21.37	$17.57	$16.52	$16.71	$15.70	$12.73	$11.02	$11.62
Value at end of period	$27.57	$23.77	$19.10	$21.37	$17.57	$16.52	$16.71	$15.70	$12.73	$11.02
Number of accumulation units outstanding at end of period	0	0	0	0	32,425	15,682	5,373	19,682	9,913	4,189

CFI 329

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.51	$17.26	$17.81	$16.30	$15.61	$15.60	$14.76	$13.84	$12.61	$12.57
Value at end of period	$21.83	$19.51	$17.26	$17.81	$16.30	$15.61	$15.60	$14.76	$13.84	$12.61
Number of accumulation units outstanding at end of period	0	0	0	0	118,988	115,581	2,865	101,225	92,116	86,348
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$38.44	$29.33	$30.76	$25.34	$22.71	$22.47	$19.89	$15.03	$13.01	$12.78
Value at end of period	$45.38	$38.44	$29.33	$30.76	$25.34	$22.71	$22.47	$19.89	$15.03	$13.01
Number of accumulation units outstanding at end of period	0	0	0	0	27,942	21,838	0	349,817	336,241	361,476
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$35.19	$26.71	$30.79	$22.57	$22.53	$21.65	$21.23	$16.66	$13.73	$14.94
Value at end of period	$44.95	$35.19	$26.71	$30.79	$22.57	$22.53	$21.65	$21.23	$16.66	$13.73
Number of accumulation units outstanding at end of period	0	0	0	106,879	100,642	110,854	378,614	56,680	67,347	76,045
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$41.64	$32.95	$36.36	$31.30	$26.36	$28.33	$26.38	$20.34	$17.40	$17.56
Value at end of period	$42.01	$41.64	$32.95	$36.36	$31.30	$26.36	$28.33	$26.38	$20.34	$17.40
Number of accumulation units outstanding at end of period	62	62	62	62	29,333	30,707	235,551	234,739	235,085	221,780
WANGER INTERNATIONAL
Value at beginning of period	$18.21	$14.02	$17.04	$12.83	$13.02	$13.01	$13.62	$11.16	$9.18	$10.75
Value at end of period	$20.82	$18.21	$14.02	$17.04	$12.83	$13.02	$13.01	$13.62	$11.16	$9.18
Number of accumulation units outstanding at end of period	0	0	0	0	9,295	8,862	0	55,781	41,973	39,398
WANGER SELECT
Value at beginning of period	$39.04	$30.21	$34.51	$27.25	$24.06	$24.09	$23.36	$17.31	$14.65	$17.80
Value at end of period	$49.42	$39.04	$30.21	$34.51	$27.25	$24.06	$24.09	$23.36	$17.31	$14.65
Number of accumulation units outstanding at end of period	0	0	0	0	14,226	15,910	0	165,632	198,822	206,603
WANGER USA
Value at beginning of period	$43.91	$33.51	$34.03	$28.47	$25.05	$25.22	$24.08	$18.06	$15.05	$15.59
Value at end of period	$54.53	$43.91	$33.51	$34.03	$28.47	$25.05	$25.22	$24.08	$18.06	$15.05
Number of accumulation units outstanding at end of period	0	0	0	0	22,266	23,192	0	82,817	70,064	66,450

TABLE 40
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$37.56	$28.12	$28.67	$22.55	$22.17	$21.69	$20.75	$15.44	$13.47	$14.25
Value at end of period	$50.87	$37.56	$28.12	$28.67	$22.55	$22.17	$21.69	$20.75	$15.44	$13.47
Number of accumulation units outstanding at end of period	0	0	187	5,632	297	159	70	5,458	133	0
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$40.20	$30.28	$29.64	$23.04	$21.46	$21.60	$18.99	$15.50	$13.97	$14.27
Value at end of period	$53.28	$40.20	$30.28	$29.64	$23.04	$21.46	$21.60	$18.99	$15.50	$13.97
Number of accumulation units outstanding at end of period	0	0	9,409	12,582	11,576	12,300	11,168	9,527	12,139	12,153
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$32.12	$25.70	$27.19	$22.40	$20.53	$21.19	$19.47	$15.05	$13.76	$13.53
Value at end of period	$36.51	$32.12	$25.70	$27.19	$22.40	$20.53	$21.19	$19.47	$15.05	$13.76
Number of accumulation units outstanding at end of period	0	0	32,177	34,844	32,698	28,517	27,208	28,752	5,975	4,238

CFI 330

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$13.83	$12.86	$13.22	$12.86	$12.31	$12.61	$12.32	$13.59	$12.77	$11.33
Value at end of period	$15.22	$13.83	$12.86	$13.22	$12.86	$12.31	$12.61	$12.32	$13.59	$12.77
Number of accumulation units outstanding at end of period	0	0	11,491	24,863	25,563	19,577	21,274	21,310	57,080	54,758
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$12.32	$10.52	$11.35	$9.97	$9.67
Value at end of period	$12.69	$12.32	$10.52	$11.35	$9.97
Number of accumulation units outstanding at end of period	0	0	394	728	728
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$25.47	$20.02	$21.50	$17.48	$15.58	$15.12	$13.92	$10.61	$9.08	$9.28
Value at end of period	$29.20	$25.47	$20.02	$21.50	$17.48	$15.58	$15.12	$13.92	$10.61	$9.08
Number of accumulation units outstanding at end of period	0	57	9,197	9,584	6,200	7,167	6,138	4,988	4,160	3,405
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$22.94	$17.58	$19.52	$15.42	$14.62	$14.28	$14.06	$10.90	$8.95	$10.48
Value at end of period	$31.45	$22.94	$17.58	$19.52	$15.42	$14.62	$14.28	$14.06	$10.90	$8.95
Number of accumulation units outstanding at end of period	0	27	2,871	3,598	6,738	12,557	5,573	7,121	9,538	5,977
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$14.04	$13.03	$13.08	$12.70	$12.39	$12.39	$11.77	$12.04	$11.40	$10.73
Value at end of period	$15.50	$14.04	$13.03	$13.08	$12.70	$12.39	$12.39	$11.77	$12.04	$11.40
Number of accumulation units outstanding at end of period	0	0	833	3,668	3,167	2,523	1,558	1,206	1,843	6,803
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$39.06	$30.57	$31.58	$25.11	$23.21	$22.09	$20.27	$15.18	$12.63	$13.31
Value at end of period	$53.69	$39.06	$30.57	$31.58	$25.11	$23.21	$22.09	$20.27	$15.18	$12.63
Number of accumulation units outstanding at end of period	0	79	18,183	34,248	33,124	38,736	42,065	43,194	40,133	35,014
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$33.37	$26.66	$27.55	$23.00	$20.34	$20.43	$18.43	$14.01	$12.49	$11.70
Value at end of period	$35.85	$33.37	$26.66	$27.55	$23.00	$20.34	$20.43	$18.43	$14.01	$12.49
Number of accumulation units outstanding at end of period	0	128	4,829	23,034	22,849	22,681	24,399	21,908	19,023	17,396
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$23.19	$20.13	$24.79	$22.28	$18.01	$20.14	$18.40	$12.77	$10.99	$11.79
Value at end of period	$24.02	$23.19	$20.13	$24.79	$22.28	$18.01	$20.14	$18.40	$12.77	$10.99
Number of accumulation units outstanding at end of period	0	0	889	8,543	8,137	9,471	10,425	11,406	1,246	954
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$26.88	$21.61	$25.10	$21.71	$18.84	$19.69	$17.79	$12.33	$10.27	$11.62
Value at end of period	$29.50	$26.88	$21.61	$25.10	$21.71	$18.84	$19.69	$17.79	$12.33	$10.27
Number of accumulation units outstanding at end of period	0	0	481	632	619	626	2,711	10,338	205	299
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$15.23	$11.82	$13.29	$10.17	$11.28	$11.77	$11.91	$9.54	$7.63	$8.24
Value at end of period	$16.34	$15.23	$11.82	$13.29	$10.17	$11.28	$11.77	$11.91	$9.54	$7.63
Number of accumulation units outstanding at end of period	0	0	4,969	8,547	7,640	11,847	7,618	6,359	4,188	2,654
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during December 2015)
Value at beginning of period	$14.90	$11.71	$12.33	$10.58	$9.20	$9.25
Value at end of period	$15.82	$14.90	$11.71	$12.33	$10.58	$9.20
Number of accumulation units outstanding at end of period	0	0	9,214	14,389	11,866	5,949

CFI 331

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.90	$12.72	$11.81	$9.49	$10.12	$10.30
Value at end of period	$18.94	$15.90	$12.72	$11.81	$9.49	$10.12
Number of accumulation units outstanding at end of period	0	0	13,126	13,601	22,899	28,489
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$24.14	$19.45	$20.04	$17.93	$16.67	$17.09	$15.63	$13.28	$12.04	$11.55
Value at end of period	$27.75	$24.14	$19.45	$20.04	$17.93	$16.67	$17.09	$15.63	$13.28	$12.04
Number of accumulation units outstanding at end of period	0	9,692	6,257	8,096	8,835	8,480	14,221	9,564	9,594	10,721
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$21.91	$16.53	$17.29	$16.19	$15.37	$14.67	$11.30	$10.99	$9.52	$10.09
Value at end of period	$21.22	$21.91	$16.53	$17.29	$16.19	$15.37	$14.67	$11.30	$10.99	$9.52
Number of accumulation units outstanding at end of period	0	0	9,013	9,810	8,229	8,451	10,204	3,201	1,934	509
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.11	$9.33	$10.63
Value at end of period	$12.76	$12.11	$9.33
Number of accumulation units outstanding at end of period	0	0	1,913
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$22.73	$17.35	$20.10	$17.78	$15.64	$16.54	$14.81	$10.98	$9.45	$9.90
Value at end of period	$24.14	$22.73	$17.35	$20.10	$17.78	$15.64	$16.54	$14.81	$10.98	$9.45
Number of accumulation units outstanding at end of period	0	27	180	249	244	358	3,580	435	90	88
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2013)
Value at beginning of period	$18.15	$14.23	$17.30	$15.53	$11.88	$12.73	$12.11	$11.82
Value at end of period	$17.83	$18.15	$14.23	$17.30	$15.53	$11.88	$12.73	$12.11
Number of accumulation units outstanding at end of period	0	0	2,480	2,232	1,752	3,582	1,053	282
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$37.66	$28.70	$30.73	$25.27	$23.46	$23.36	$20.92	$15.98	$13.76	$14.15
Value at end of period	$49.05	$37.66	$28.70	$30.73	$25.27	$23.46	$23.36	$20.92	$15.98	$13.76
Number of accumulation units outstanding at end of period	0	63,808	231,409	319,215	336,924	376,742	398,660	409,611	430,174	442,686
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.77	$21.84	$23.88	$21.20	$18.01	$18.80	$17.34	$13.56	$11.59	$11.51
Value at end of period	$29.55	$27.77	$21.84	$23.88	$21.20	$18.01	$18.80	$17.34	$13.56	$11.59
Number of accumulation units outstanding at end of period	0	15,009	71,835	87,919	104,179	121,580	131,771	130,838	131,223	138,091
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.61	$31.80	$31.94	$23.69	$23.56	$22.04	$19.85	$14.60	$12.76	$12.77
Value at end of period	$61.16	$42.61	$31.80	$31.94	$23.69	$23.56	$22.04	$19.85	$14.60	$12.76
Number of accumulation units outstanding at end of period	0	29,657	133,838	192,856	175,678	197,791	204,784	205,843	203,212	210,137
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.38	$17.56	$20.66	$15.90	$16.79	$16.24	$17.71	$13.61	$11.30	$13.68
Value at end of period	$25.81	$22.38	$17.56	$20.66	$15.90	$16.79	$16.24	$17.71	$13.61	$11.30
Number of accumulation units outstanding at end of period	0	7,175	17,967	23,161	26,678	29,508	25,493	26,548	25,435	25,926
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$31.66	$25.12	$28.91	$26.19	$20.17	$21.83	$21.76	$16.01	$13.56	$14.12
Value at end of period	$33.22	$31.66	$25.12	$28.91	$26.19	$20.17	$21.83	$21.76	$16.01	$13.56
Number of accumulation units outstanding at end of period	0	0	17,689	21,613	23,453	19,042	19,004	22,108	21,958	21,549

CFI 332

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$37.25	$30.12	$34.37	$25.57	$23.98	$27.97	$29.46	$27.25	$22.61	$27.67
Value at end of period	$43.56	$37.25	$30.12	$34.37	$25.57	$23.98	$27.97	$29.46	$27.25	$22.61
Number of accumulation units outstanding at end of period	0	0	19,509	33,154	34,959	37,017	42,610	44,093	50,184	53,386
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$25.84	$20.59	$23.45	$20.43	$18.29	$19.17	$18.39	$14.27	$12.96	$13.85
Value at end of period	$15.13	$25.84	$20.59	$23.45	$20.43	$18.29	$19.17	$18.39	$14.27	$12.96
Number of accumulation units outstanding at end of period	0	0	484	1,468	1,810	1,852	1,906	1,988	2,197	2,080
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$35.79	$28.37	$31.72	$27.85	$23.65	$25.20	$22.57	$16.04	$13.63	$13.98
Value at end of period	$42.82	$35.79	$28.37	$31.72	$27.85	$23.65	$25.20	$22.57	$16.04	$13.63
Number of accumulation units outstanding at end of period	0	0	6,197	14,226	15,410	18,668	17,149	15,293	5,542	7,320
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$97.45	$71.44	$74.31	$58.50	$57.35	$54.75	$50.61	$36.21	$37.20
Value at end of period	$138.38	$97.45	$71.44	$74.31	$58.50	$57.35	$54.75	$50.61	$36.21
Number of accumulation units outstanding at end of period	0	2,038	7,935	11,184	8,669	11,505	11,753	10,611	9,393
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$28.49	$22.15	$24.51	$21.71	$19.74	$21.00	$19.47	$15.10	$13.29	$13.33
Value at end of period	$32.36	$28.49	$22.15	$24.51	$21.71	$19.74	$21.00	$19.47	$15.10	$13.29
Number of accumulation units outstanding at end of period	0	2,921	33,983	39,793	41,461	44,345	44,420	51,559	53,465	50,638
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$20.09	$13.41	$14.16	$10.69	$10.53	$11.88
Value at end of period	$27.26	$20.09	$13.41	$14.16	$10.69	$10.53
Number of accumulation units outstanding at end of period	0	0	10,029	12,361	1,922	361
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$25.27	$20.31	$24.46	$22.33	$17.75	$18.45	$17.61	$13.02	$11.25	$11.48
Value at end of period	$25.70	$25.27	$20.31	$24.46	$22.33	$17.75	$18.45	$17.61	$13.02	$11.25
Number of accumulation units outstanding at end of period	0	0	1,886	6,057	6,818	5,699	5,645	8,816	8,866	8,561
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.80	$19.45	$22.95	$21.54	$18.55	$19.33	$17.37	$13.37	$11.70	$12.22
Value at end of period	$24.33	$23.80	$19.45	$22.95	$21.54	$18.55	$19.33	$17.37	$13.37	$11.70
Number of accumulation units outstanding at end of period	0	0	12,300	20,395	20,166	22,071	26,766	24,412	25,885	26,281
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.70	$10.76	$10.80	$10.50	$10.29	$10.32	$9.93
Value at end of period	$12.69	$11.70	$10.76	$10.80	$10.50	$10.29	$10.32
Number of accumulation units outstanding at end of period	0	0	2,713	5,270	3,473	3,821	4,290
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$27.30	$21.79	$23.23	$19.67	$17.95	$18.09	$16.45	$11.95	$10.81	$11.18
Value at end of period	$32.47	$27.30	$21.79	$23.23	$19.67	$17.95	$18.09	$16.45	$11.95	$10.81
Number of accumulation units outstanding at end of period	0	0	5,776	7,236	7,139	6,992	6,895	11,730	5,786	5,546
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$22.67	$18.81	$19.66	$17.41	$16.50	$16.63	$15.44	$13.30	$11.98	$12.24
Value at end of period	$26.29	$22.67	$18.81	$19.66	$17.41	$16.50	$16.63	$15.44	$13.30	$11.98
Number of accumulation units outstanding at end of period	0	0	580	3,950	6,699	6,952	8,298	5,378	5,747	5,827

CFI 333

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during July 2015)
Value at beginning of period	$6.12	$5.47	$6.39	$6.25	$5.48	$7.13
Value at end of period	$6.14	$6.12	$5.47	$6.39	$6.25	$5.48
Number of accumulation units outstanding at end of period	0	0	2,391	2,470	2,354	295
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.54	$15.29	$15.67	$15.16	$14.45	$14.89	$14.48	$15.99	$14.74	$13.23
Value at end of period	$18.43	$16.54	$15.29	$15.67	$15.16	$14.45	$14.89	$14.48	$15.99	$14.74
Number of accumulation units outstanding at end of period	0	57	7,528	21,946	22,361	24,513	26,965	27,085	44,205	37,833
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$23.76	$20.81	$21.57	$20.17	$17.70	$18.47	$18.50	$16.55	$14.30	$14.58
Value at end of period	$24.29	$23.76	$20.81	$21.57	$20.17	$17.70	$18.47	$18.50	$16.55	$14.30
Number of accumulation units outstanding at end of period	0	0	2,479	10,090	10,354	9,917	11,409	12,957	15,522	12,894
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during September 2015)
Value at beginning of period	$11.09	$10.39	$10.36	$10.08	$9.98	$10.00
Value at end of period	$11.95	$11.09	$10.39	$10.36	$10.08	$9.98
Number of accumulation units outstanding at end of period	0	0	0	4,553	2,394	2,582
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.20	$21.12	$20.91	$20.48	$19.33	$20.24	$19.97	$19.59	$16.96	$17.41
Value at end of period	$20.22	$21.20	$21.12	$20.91	$20.48	$19.33	$20.24	$19.97	$19.59	$16.96
Number of accumulation units outstanding at end of period	0	192	13,105	23,249	24,273	24,911	29,845	40,413	49,606	45,337
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during September 2017)
Value at beginning of period	$13.04	$10.41	$12.87	$12.34
Value at end of period	$15.65	$13.04	$10.41	$12.87
Number of accumulation units outstanding at end of period	0	0	42	10
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during June 2011)
Value at beginning of period	$4.97	$3.49	$3.98	$3.64	$2.50	$3.41	$3.73	$7.71	$8.79	$9.92
Value at end of period	$3.00	$4.97	$3.49	$3.98	$3.64	$2.50	$3.41	$3.73	$7.71	$8.79
Number of accumulation units outstanding at end of period	0	0	77,588	93,097	100,592	50,455	66,935	42,266	6,832	3,976
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.04	$18.55	$19.96	$17.44	$16.22	$16.56	$15.63	$13.43	$11.85	$12.04
Value at end of period	$24.37	$22.04	$18.55	$19.96	$17.44	$16.22	$16.56	$15.63	$13.43	$11.85
Number of accumulation units outstanding at end of period	0	35,947	83,090	120,458	117,081	150,787	180,165	197,685	207,417	208,697
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$15.33	$11.95	$12.85	$10.79	$9.68	$9.69
Value at end of period	$17.11	$15.33	$11.95	$12.85	$10.79	$9.68
Number of accumulation units outstanding at end of period	0	0	1,831	2,701	825	1,340
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.57	$16.32	$16.70	$15.27	$14.40	$15.08	$15.06	$15.72	$14.61	$14.12
Value at end of period	$19.14	$17.57	$16.32	$16.70	$15.27	$14.40	$15.08	$15.06	$15.72	$14.61
Number of accumulation units outstanding at end of period	0	19,528	38,911	64,475	65,264	66,499	67,913	72,134	92,964	93,882

CFI 334

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.58	$11.19	$12.31	$9.97	$9.43	$10.04
Value at end of period	$13.43	$13.58	$11.19	$12.31	$9.97	$9.43
Number of accumulation units outstanding at end of period	0	8,171	51,401	85,257	84,186	95,135
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$13.14	$11.13	$12.03	$10.49	$9.84	$10.21	$10.21
Value at end of period	$15.22	$13.14	$11.13	$12.03	$10.49	$9.84	$10.21
Number of accumulation units outstanding at end of period	0	0	0	2,054	1,803	1,528	3,440
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$12.73	$12.13	$12.06	$11.91	$11.75	$11.59	$11.07	$11.31	$11.02	$10.28
Value at end of period	$13.18	$12.73	$12.13	$12.06	$11.91	$11.75	$11.59	$11.07	$11.31	$11.02
Number of accumulation units outstanding at end of period	0	0	197	2,017	458	1,791	7,319	4,028	715	1,254
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.80	$11.60	$11.45	$11.41	$11.42	$11.45	$11.47	$11.50	$11.53	$11.55
Value at end of period	$11.80	$11.80	$11.60	$11.45	$11.41	$11.42	$11.45	$11.47	$11.50	$11.53
Number of accumulation units outstanding at end of period	0	6,672	38,016	47,437	45,454	42,461	52,532	46,329	46,665	99,364
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$32.94	$25.62	$26.88	$22.39	$20.45	$20.80	$18.83	$14.45	$12.51	$12.58
Value at end of period	$38.52	$32.94	$25.62	$26.88	$22.39	$20.45	$20.80	$18.83	$14.45	$12.51
Number of accumulation units outstanding at end of period	0	103,747	581,826	724,029	753,311	793,031	871,572	964,204	931,688	1,006,097
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.83	$14.36
Value at end of period	$15.68	$14.83
Number of accumulation units outstanding at end of period	0	33
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$25.62	$22.29	$23.09	$21.79	$19.06	$19.50	$19.33	$18.34	$16.13	$15.48
Value at end of period	$26.99	$25.62	$22.29	$23.09	$21.79	$19.06	$19.50	$19.33	$18.34	$16.13
Number of accumulation units outstanding at end of period	0	0	10,437	14,392	14,760	15,028	15,783	14,868	15,299	12,773
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.93	$25.38	$27.31	$21.96	$19.97	$19.85	$17.48	$13.18	$11.55	$11.58
Value at end of period	$38.07	$32.93	$25.38	$27.31	$21.96	$19.97	$19.85	$17.48	$13.18	$11.55
Number of accumulation units outstanding at end of period	0	52,607	192,956	243,906	239,093	257,669	282,653	300,045	305,724	321,626
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.03	$25.27	$29.57	$26.10	$22.15	$22.61	$20.69	$15.41	$13.13	$13.31
Value at end of period	$34.58	$32.03	$25.27	$29.57	$26.10	$22.15	$22.61	$20.69	$15.41	$13.13
Number of accumulation units outstanding at end of period	0	53,454	104,946	150,332	153,465	166,584	173,373	185,931	194,126	200,751
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.31	$24.12	$27.60	$25.18	$19.82	$20.53	$19.52	$13.71	$12.23	$12.36
Value at end of period	$30.81	$29.31	$24.12	$27.60	$25.18	$19.82	$20.53	$19.52	$13.71	$12.23
Number of accumulation units outstanding at end of period	0	25,933	60,185	92,909	91,839	95,907	99,920	103,195	105,090	107,580
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$24.14	$19.37	$21.26	$17.67	$16.42	$16.78	$15.82	$12.78	$11.05	$11.56
Value at end of period	$27.72	$24.14	$19.37	$21.26	$17.67	$16.42	$16.78	$15.82	$12.78	$11.05
Number of accumulation units outstanding at end of period	0	0	3,211	3,085	2,381	1,772	1,284	1,029	681	370

CFI 335

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$18.51	$16.89	$17.02	$16.25	$15.61	$15.56	$14.62	$14.68	$13.45	$12.54
Value at end of period	$19.90	$18.51	$16.89	$17.02	$16.25	$15.61	$15.56	$14.62	$14.68	$13.45
Number of accumulation units outstanding at end of period	0	19,562	125,920	211,629	227,392	239,649	237,878	250,947	283,826	301,997
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.44	$10.27	$11.94	$9.58	$9.53	$9.64	$10.27	$8.48	$7.16	$8.17
Value at end of period	$13.39	$12.44	$10.27	$11.94	$9.58	$9.53	$9.64	$10.27	$8.48	$7.16
Number of accumulation units outstanding at end of period	0	9,034	30,518	42,993	43,652	49,083	37,619	33,390	37,848	32,073
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$33.66	$25.42	$25.87	$19.99	$19.27	$18.16	$16.03	$12.27	$10.41	$10.33
Value at end of period	$43.95	$33.66	$25.42	$25.87	$19.99	$19.27	$18.16	$16.03	$12.27	$10.41
Number of accumulation units outstanding at end of period	0	60,773	148,106	201,328	200,552	238,502	242,522	125,202	133,881	129,356
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$20.63	$16.53	$17.98	$15.87	$13.97	$14.66	$13.35	$10.23	$8.94	$8.66
Value at end of period	$21.87	$20.63	$16.53	$17.98	$15.87	$13.97	$14.66	$13.35	$10.23	$8.94
Number of accumulation units outstanding at end of period	0	175	67,272	152,029	157,372	161,225	196,923	132,719	117,475	129,244
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$46.38	$35.95	$38.96	$31.22	$29.18	$29.10	$26.80	$20.36	$17.87	$18.01
Value at end of period	$65.30	$46.38	$35.95	$38.96	$31.22	$29.18	$29.10	$26.80	$20.36	$17.87
Number of accumulation units outstanding at end of period	0	8,335	30,957	36,255	35,007	39,379	39,423	41,008	10,183	11,450
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during December 2017)
Value at beginning of period	$13.35	$10.73	$13.76	$13.76
Value at end of period	$15.41	$13.35	$10.73	$13.76
Number of accumulation units outstanding at end of period	0	0	5,245	5,407
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$50.06	$36.95	$37.40	$28.57	$26.87	$25.04	$22.19	$16.85	$14.76	$14.20
Value at end of period	$69.15	$50.06	$36.95	$37.40	$28.57	$26.87	$25.04	$22.19	$16.85	$14.76
Number of accumulation units outstanding at end of period	0	283	13,323	8,967	8,032	11,273	13,759	6,929	7,209	4,994
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$28.02	$21.39	$22.21	$18.16	$16.41	$16.12	$14.31	$10.86	$9.42	$9.21
Value at end of period	$34.06	$28.02	$21.39	$22.21	$18.16	$16.41	$16.12	$14.31	$10.86	$9.42
Number of accumulation units outstanding at end of period	0	0	8,410	19,400	17,394	15,903	9,906	7,426	5,553	5,850
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$32.62	$26.03	$28.02	$24.81	$21.57	$22.47	$20.08	$15.31	$13.24	$13.20
Value at end of period	$32.93	$32.62	$26.03	$28.02	$24.81	$21.57	$22.47	$20.08	$15.31	$13.24
Number of accumulation units outstanding at end of period	0	0	1,521	7,008	6,583	5,739	4,569	4,687	3,014	2,796
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$44.98	$33.52	$35.51	$28.63	$26.87	$27.15	$24.50	$18.20	$15.80	$16.20
Value at end of period	$60.35	$44.98	$33.52	$35.51	$28.63	$26.87	$27.15	$24.50	$18.20	$15.80
Number of accumulation units outstanding at end of period	0	0	6,537	9,485	8,492	9,722	9,484	7,248	5,240	6,562
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$27.05	$20.86	$23.06	$19.60	$17.33	$17.87	$15.90	$11.88	$10.17	$10.39
Value at end of period	$31.48	$27.05	$20.86	$23.06	$19.60	$17.33	$17.87	$15.90	$11.88	$10.17
Number of accumulation units outstanding at end of period	0	48	10,100	10,862	10,235	7,335	4,102	4,600	2,289	2,599
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.93	$20.77	$23.47	$20.59	$17.04	$17.90	$17.10	$12.35	$10.67	$11.14
Value at end of period	$30.92	$25.93	$20.77	$23.47	$20.59	$17.04	$17.90	$17.10	$12.35	$10.67
Number of accumulation units outstanding at end of period	0	150	10,000	10,520	9,032	8,059	3,885	3,472	2,604	4,854

CFI 336

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$39.32	$31.36	$37.37	$31.56	$27.90	$28.22	$26.79	$19.31	$16.81	$16.71
Value at end of period	$49.56	$39.32	$31.36	$37.37	$31.56	$27.90	$28.22	$26.79	$19.31	$16.81
Number of accumulation units outstanding at end of period	0	0	4,719	7,548	6,455	8,260	4,632	4,318	2,070	2,328
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$37.23	$29.57	$35.22	$31.73	$25.55	$25.82	$24.29	$17.68	$15.48	$15.91
Value at end of period	$41.69	$37.23	$29.57	$35.22	$31.73	$25.55	$25.82	$24.29	$17.68	$15.48
Number of accumulation units outstanding at end of period	0	12,121	23,732	42,086	45,244	45,825	47,044	52,627	54,573	66,290
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$21.73	$18.45	$19.62	$17.06	$16.15	$16.21	$15.39	$13.26	$11.72	$12.12
Value at end of period	$24.62	$21.73	$18.45	$19.62	$17.06	$16.15	$16.21	$15.39	$13.26	$11.72
Number of accumulation units outstanding at end of period	0	34,421	76,809	124,003	112,613	107,717	112,263	105,348	99,997	111,426
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$23.66	$19.45	$21.27	$17.86	$16.85	$16.97	$16.10	$13.41	$11.68	$12.28
Value at end of period	$27.01	$23.66	$19.45	$21.27	$17.86	$16.85	$16.97	$16.10	$13.41	$11.68
Number of accumulation units outstanding at end of period	0	24,819	75,052	146,941	144,937	135,771	126,850	113,953	101,776	117,345
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$24.52	$19.84	$22.15	$18.32	$17.26	$17.47	$16.51	$13.40	$11.64	$12.30
Value at end of period	$28.44	$24.52	$19.84	$22.15	$18.32	$17.26	$17.47	$16.51	$13.40	$11.64
Number of accumulation units outstanding at end of period	0	19,167	55,414	91,462	80,048	78,456	70,761	65,304	59,912	50,028
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
Value at beginning of period	$23.32	$18.78	$21.05	$17.34	$16.33	$16.52	$15.58	$12.65	$10.98	$11.60
Value at end of period	$26.99	$23.32	$18.78	$21.05	$17.34	$16.33	$16.52	$15.58	$12.65	$10.98
Number of accumulation units outstanding at end of period	0	2,763	4,838	4,168	4,361	4,091	3,282	912	250	190
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$17.52	$14.70	$15.80	$13.80	$13.01	$13.10	$12.35	$10.71	$9.44	$9.70
Value at end of period	$19.74	$17.52	$14.70	$15.80	$13.80	$13.01	$13.10	$12.35	$10.71	$9.44
Number of accumulation units outstanding at end of period	0	0	0	45,980	40,675	39,473	38,639	36,865	37,292	32,118
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.97	$16.81	$17.39	$15.95	$15.30	$15.33	$14.53	$13.61	$12.43	$12.42
Value at end of period	$21.19	$18.97	$16.81	$17.39	$15.95	$15.30	$15.33	$14.53	$13.61	$12.43
Number of accumulation units outstanding at end of period	0	7,768	33,898	83,576	83,564	106,435	56,610	53,722	57,424	67,209
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$16.47	$14.37	$15.04	$13.67	$12.95	$13.03	$12.37	$11.32	$10.14	$10.23
Value at end of period	$18.29	$16.47	$14.37	$15.04	$13.67	$12.95	$13.03	$12.37	$11.32	$10.14
Number of accumulation units outstanding at end of period	0	0	57	23,644	35,027	32,755	33,503	43,177	42,319	51,931
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$20.58	$17.97	$18.78	$17.03	$16.15	$16.23	$15.26	$13.64	$12.18	$11.99
Value at end of period	$22.68	$20.58	$17.97	$18.78	$17.03	$16.15	$16.23	$15.26	$13.64	$12.18
Number of accumulation units outstanding at end of period	0	5,252	10,308	24,563	35,533	32,638	31,173	34,237	35,812	66,540
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.46	$19.15	$20.94	$17.81	$16.69	$16.94	$15.93	$13.05	$11.38	$11.75
Value at end of period	$26.77	$23.46	$19.15	$20.94	$17.81	$16.69	$16.94	$15.93	$13.05	$11.38
Number of accumulation units outstanding at end of period	0	4,081	7,617	38,007	44,009	45,512	46,334	39,562	38,274	40,242
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$22.17	$18.64	$19.89	$17.41	$16.37	$16.51	$15.51	$13.34	$11.77	$11.87
Value at end of period	$24.93	$22.17	$18.64	$19.89	$17.41	$16.37	$16.51	$15.51	$13.34	$11.77
Number of accumulation units outstanding at end of period	0	2,017	7,292	43,352	45,492	51,072	47,782	46,759	38,452	33,945

CFI 337

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$14.69	$13.60	$13.68	$13.29	$13.02	$13.02	$12.35	$12.70	$12.26	$11.46
Value at end of period	$15.71	$14.69	$13.60	$13.68	$13.29	$13.02	$13.02	$12.35	$12.70	$12.26
Number of accumulation units outstanding at end of period	0	0	7,656	14,462	11,233	14,292	16,367	14,491	4,241	4,635
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.73	$28.95	$33.88	$30.57	$24.70	$25.20	$22.46	$17.14	$14.77	$15.29
Value at end of period	$38.96	$37.73	$28.95	$33.88	$30.57	$24.70	$25.20	$22.46	$17.14	$14.77
Number of accumulation units outstanding at end of period	0	0	4,550	7,064	6,569	8,442	14,426	13,105	11,624	10,703
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$40.26	$29.14	$29.77	$23.28	$22.16	$23.39	$22.47	$16.23	$13.59	$13.33
Value at end of period	$53.51	$40.26	$29.14	$29.77	$23.28	$22.16	$23.39	$22.47	$16.23	$13.59
Number of accumulation units outstanding at end of period	0	0	25,366	28,851	16,115	20,695	27,115	37,120	25,448	24,366
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.14	$14.58	$15.98	$14.46	$14.37	$14.61	$12.84	$12.39	$9.85	$10.41
Value at end of period	$17.22	$18.14	$14.58	$15.98	$14.46	$14.37	$14.61	$12.84	$12.39	$9.85
Number of accumulation units outstanding at end of period	0	0	7,399	11,757	11,725	9,965	13,023	12,748	9,785	10,584
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$23.65	$18.50	$20.08	$19.14	$18.41	$17.93	$13.84	$13.59	$11.79	$10.80
Value at end of period	$22.05	$23.65	$18.50	$20.08	$19.14	$18.41	$17.93	$13.84	$13.59	$11.79
Number of accumulation units outstanding at end of period	0	0	9,202	23,409	27,209	23,817	24,118	22,312	26,667	26,232
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$30.50	$22.98	$25.31	$20.87	$19.30	$18.79	$16.70	$12.42	$11.09	$11.67
Value at end of period	$36.95	$30.50	$22.98	$25.31	$20.87	$19.30	$18.79	$16.70	$12.42	$11.09
Number of accumulation units outstanding at end of period	0	0	5,978	7,814	7,825	9,016	10,095	9,257	8,646	9,077
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$22.26	$18.56	$22.63	$20.45	$16.58	$17.12	$16.45	$11.78	$10.34	$10.66
Value at end of period	$24.32	$22.26	$18.56	$22.63	$20.45	$16.58	$17.12	$16.45	$11.78	$10.34
Number of accumulation units outstanding at end of period	0	0	294	381	887	444	781	6,509	4,591	4,691
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.97	$21.59	$24.70	$21.05	$17.91	$19.10	$17.54	$13.03	$11.01	$11.27
Value at end of period	$26.77	$26.97	$21.59	$24.70	$21.05	$17.91	$19.10	$17.54	$13.03	$11.01
Number of accumulation units outstanding at end of period	0	0	4,289	5,938	9,630	7,470	8,350	7,723	8,264	12,455
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$26.94	$22.49	$24.90	$22.51	$19.57	$20.03	$18.43	$14.79	$13.14	$13.32
Value at end of period	$29.55	$26.94	$22.49	$24.90	$22.51	$19.57	$20.03	$18.43	$14.79	$13.14
Number of accumulation units outstanding at end of period	0	36,479	75,763	99,709	99,847	112,739	126,163	128,645	135,766	141,005
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$28.58	$22.97	$26.65	$23.46	$19.61	$20.25	$18.44	$13.80	$12.08	$12.38
Value at end of period	$29.33	$28.58	$22.97	$26.65	$23.46	$19.61	$20.25	$18.44	$13.80	$12.08
Number of accumulation units outstanding at end of period	0	21	4,311	7,673	6,532	6,072	5,869	5,832	4,606	4,753
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$33.48	$25.46	$29.41	$21.60	$21.61	$20.80	$20.38	$16.07	$13.24	$14.45
Value at end of period	$42.67	$33.48	$25.46	$29.41	$21.60	$21.61	$20.80	$20.38	$16.07	$13.24
Number of accumulation units outstanding at end of period	0	57,873	192,600	290,729	298,101	315,931	327,510	337,670	357,010	379,821
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.12	$25.97	$31.28	$21.92	$19.46	$23.17	$23.01	$24.48	$20.60	$25.27
Value at end of period	$45.40	$34.12	$25.97	$31.28	$21.92	$19.46	$23.17	$23.01	$24.48	$20.60
Number of accumulation units outstanding at end of period	0	0	16,559	20,219	20,512	12,716	14,256	13,059	14,563	13,648

CFI 338

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$33.82	$26.87	$30.68	$27.04	$23.63	$24.44	$21.30	$16.24	$13.56	$13.35
Value at end of period	$33.83	$33.82	$26.87	$30.68	$27.04	$23.63	$24.44	$21.30	$16.24	$13.56
Number of accumulation units outstanding at end of period	0	0	2,974	6,319	7,177	11,199	17,391	16,319	10,936	9,342
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$38.50	$30.54	$34.21	$29.68	$24.47	$25.47	$23.57	$17.00	$14.36	$14.59
Value at end of period	$44.66	$38.50	$30.54	$34.21	$29.68	$24.47	$25.47	$23.57	$17.00	$14.36
Number of accumulation units outstanding at end of period	0	0	2,147	4,378	4,255	3,991	3,504	3,031	2,219	2,037
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$37.09	$29.90	$29.82	$25.97	$24.10	$22.96	$20.52	$16.84	$14.74	$14.36
Value at end of period	$43.64	$37.09	$29.90	$29.82	$25.97	$24.10	$22.96	$20.52	$16.84	$14.74
Number of accumulation units outstanding at end of period	0	53	15,058	154,880	150,033	156,288	120,382	105,274	82,228	73,058
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$45.91	$33.54	$34.75	$27.91	$26.05	$25.60	$22.95	$17.02	$14.69	$15.30
Value at end of period	$60.37	$45.91	$33.54	$34.75	$27.91	$26.05	$25.60	$22.95	$17.02	$14.69
Number of accumulation units outstanding at end of period	0	67,177	206,965	280,731	293,004	338,206	343,411	365,894	372,890	414,600
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$28.01	$22.21	$24.56	$21.18	$17.88	$19.25	$17.96	$13.88	$11.87	$12.00
Value at end of period	$28.20	$28.01	$22.21	$24.56	$21.18	$17.88	$19.25	$17.96	$13.88	$11.87
Number of accumulation units outstanding at end of period	0	27	9,651	19,002	20,713	19,318	20,726	18,955	20,861	20,822
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$45.91	$35.18	$35.66	$26.76	$26.43	$23.91	$22.05	$15.88	$13.39	$13.56
Value at end of period	$62.60	$45.91	$35.18	$35.66	$26.76	$26.43	$23.91	$22.05	$15.88	$13.39
Number of accumulation units outstanding at end of period	0	30,973	54,519	77,516	76,378	87,388	88,487	108,668	112,429	115,103
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.85	$18.73	$21.86	$17.14	$16.86	$17.07	$17.30	$15.17	$12.81	$14.65
Value at end of period	$27.23	$23.85	$18.73	$21.86	$17.14	$16.86	$17.07	$17.30	$15.17	$12.81
Number of accumulation units outstanding at end of period	0	0	3,433	6,379	4,972	6,317	7,177	6,883	6,194	6,635
WANGER INTERNATIONAL
Value at beginning of period	$17.77	$13.71	$16.70	$12.59	$12.81	$12.83	$13.45	$11.02	$9.09	$10.67
Value at end of period	$20.28	$17.77	$13.71	$16.70	$12.59	$12.81	$12.83	$13.45	$11.02	$9.09
Number of accumulation units outstanding at end of period	0	0	4,072	5,906	5,466	9,614	10,545	11,888	7,029	6,153
WANGER SELECT
Value at beginning of period	$36.21	$28.08	$32.14	$25.43	$22.49	$22.49	$21.86	$16.29	$13.78	$16.78
Value at end of period	$45.75	$36.21	$28.08	$32.14	$25.43	$22.49	$22.49	$21.86	$16.29	$13.78
Number of accumulation units outstanding at end of period	0	0	3,132	9,092	8,718	9,662	12,014	12,941	18,003	14,803
WANGER USA
Value at beginning of period	$38.35	$29.32	$29.83	$25.01	$22.05	$22.25	$21.28	$15.95	$13.32	$13.84
Value at end of period	$47.52	$38.35	$29.32	$29.83	$25.01	$22.05	$22.25	$21.28	$15.95	$13.32
Number of accumulation units outstanding at end of period	0	278	5,149	7,766	5,134	4,674	6,182	6,018	7,066	5,940
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during February 2018)
Value at beginning of period	$16.82	$13.37	$14.18
Value at end of period	$21.55	$16.82	$13.37
Number of accumulation units outstanding at end of period	0	0	1,921

CFI 339

Condensed Financial Information (continued)

TABLE 41
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during October 2013)
Value at beginning of period	$37.36	$27.98	$28.54	$22.47	$22.09	$21.63	$20.70	$18.56
Value at end of period	$50.57	$37.36	$27.98	$28.54	$22.47	$22.09	$21.63	$20.70
Number of accumulation units outstanding at end of period	316	326	326	381	381	465	599	1,001
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$13.76	$12.80	$13.17	$12.81	$12.27	$12.58	$12.29	$12.54
Value at end of period	$15.13	$13.76	$12.80	$13.17	$12.81	$12.27	$12.58	$12.29
Number of accumulation units outstanding at end of period	586	586	585	585	586	44	44	44
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$25.33	$19.91	$21.40	$17.41	$15.52	$15.07	$13.88	$11.75
Value at end of period	$29.02	$25.33	$19.91	$21.40	$17.41	$15.52	$15.07	$13.88
Number of accumulation units outstanding at end of period	5,753	5,745	5,694	5,622	5,558	7,577	8,882	16,699
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2017)
Value at beginning of period	$22.80	$17.49	$19.42	$18.59
Value at end of period	$31.25	$22.80	$17.49	$19.42
Number of accumulation units outstanding at end of period	51	43	33	23
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
(Funds were first received in this option during June 2013)
Value at beginning of period	$38.81	$30.39	$31.41	$24.99	$23.11	$22.01	$20.20	$16.68
Value at end of period	$53.32	$38.81	$30.39	$31.41	$24.99	$23.11	$22.01	$20.20
Number of accumulation units outstanding at end of period	9,254	9,206	10,582	10,464	10,429	11,293	12,325	17,437
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during July 2013)
Value at beginning of period	$23.07	$20.05	$24.69	$22.21	$17.96	$20.09	$18.37	$16.22
Value at end of period	$23.89	$23.07	$20.05	$24.69	$22.21	$17.96	$20.09	$18.37
Number of accumulation units outstanding at end of period	440	777	753	604	425	407	390	372
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2013)
Value at beginning of period	$26.75	$21.52	$25.01	$21.64	$18.78	$19.65	$17.76	$15.82
Value at end of period	$29.34	$26.75	$21.52	$25.01	$21.64	$18.78	$19.65	$17.76
Number of accumulation units outstanding at end of period	67	56	45	35	23	10	0	83
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during July 2013)
Value at beginning of period	$15.14	$11.75	$13.23	$10.12	$11.24	$11.73	$11.88	$10.25
Value at end of period	$16.23	$15.14	$11.75	$13.23	$10.12	$11.24	$11.73	$11.88
Number of accumulation units outstanding at end of period	1,237	764	744	724	1,313	1,736	2,069	2,265

CFI 340

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2017)
Value at beginning of period	$23.99	$19.34	$19.93	$18.75
Value at end of period	$27.56	$23.99	$19.34	$19.93
Number of accumulation units outstanding at end of period	304	304	304	304
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.60	$17.26	$20.01	$17.71	$15.59	$16.49	$14.76	$12.37
Value at end of period	$23.99	$22.60	$17.26	$20.01	$17.71	$15.59	$16.49	$14.76
Number of accumulation units outstanding at end of period	3,238	3,050	3,010	2,971	3,702	5,768	7,491	7,270
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$37.42	$28.53	$30.56	$25.15	$23.36	$23.27	$20.85	$17.51
Value at end of period	$48.72	$37.42	$28.53	$30.56	$25.15	$23.36	$23.27	$20.85
Number of accumulation units outstanding at end of period	5,334	5,830	5,838	5,925	6,202	8,008	8,187	8,689
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during June 2013)
Value at beginning of period	$31.46	$24.97	$28.75	$26.06	$20.08	$21.74	$21.69	$17.59
Value at end of period	$32.99	$31.46	$24.97	$28.75	$26.06	$20.08	$21.74	$21.69
Number of accumulation units outstanding at end of period	3,266	3,100	3,044	3,047	3,103	4,449	4,628	4,333
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.07
Number of accumulation units outstanding at end of period	267
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during October 2017)
Value at beginning of period	$20.03	$13.37	$14.14	$13.97
Value at end of period	$27.17	$20.03	$13.37	$14.14
Number of accumulation units outstanding at end of period	65	55	44	31
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during March 2017)
Value at beginning of period	$10.98	$10.45	$10.36	$10.20
Value at end of period	$11.26	$10.98	$10.45	$10.36
Number of accumulation units outstanding at end of period	0	1,615	1,533	808
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.66	$10.73	$10.77	$10.48	$10.27	$10.31	$9.77	$9.56
Value at end of period	$12.64	$11.66	$10.73	$10.77	$10.48	$10.27	$10.31	$9.77
Number of accumulation units outstanding at end of period	137	116	92	68	43	151	132	132
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during January 2016)
Value at beginning of period	$4.94	$3.47	$3.97	$3.63	$2.25
Value at end of period	$2.99	$4.94	$3.47	$3.97	$3.63
Number of accumulation units outstanding at end of period	0	0	0	0	1,508
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$15.30	$11.93	$12.83	$11.39
Value at end of period	$17.06	$15.30	$11.93	$12.83
Number of accumulation units outstanding at end of period	0	1,344	1,281	722

CFI 341

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.55	$12.24
Value at end of period	$13.39	$13.55
Number of accumulation units outstanding at end of period	18	32
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.72	$11.53	$11.39	$11.35	$11.37	$11.40	$11.43	$11.45
Value at end of period	$11.72	$11.72	$11.53	$11.39	$11.35	$11.37	$11.40	$11.43
Number of accumulation units outstanding at end of period	19,701	18,569	20,647	22,274	29,661	35,105	43,361	92,506
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$32.72	$25.46	$26.73	$22.28	$20.36	$20.71	$18.76	$16.90
Value at end of period	$38.25	$32.72	$25.46	$26.73	$22.28	$20.36	$20.71	$18.76
Number of accumulation units outstanding at end of period	1,148	1,918	2,032	2,013	1,984	3,375	3,430	3,261
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.77	$14.31
Value at end of period	$15.61	$14.77
Number of accumulation units outstanding at end of period	3,155	3,128
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$18.39	$16.79	$16.93	$16.17	$15.54	$15.58
Value at end of period	$19.76	$18.39	$16.79	$16.93	$16.17	$15.54
Number of accumulation units outstanding at end of period	8,385	8,326	8,257	8,433	11,451	11,763
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$12.37	$10.22	$11.88	$9.54	$9.49	$9.60	$10.24	$9.57
Value at end of period	$13.31	$12.37	$10.22	$11.88	$9.54	$9.49	$9.60	$10.24
Number of accumulation units outstanding at end of period	3,470	3,471	3,421	3,365	3,306	3,194	3,145	2,901
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$46.08	$35.73	$38.74	$31.06	$29.04	$28.98	$26.70	$22.53
Value at end of period	$64.84	$46.08	$35.73	$38.74	$31.06	$29.04	$28.98	$26.70
Number of accumulation units outstanding at end of period	3,198	3,180	3,155	3,167	3,557	4,556	5,279	6,272
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$27.86	$21.27	$22.10	$18.08	$16.35	$16.06	$14.27	$12.68
Value at end of period	$33.84	$27.86	$21.27	$22.10	$18.08	$16.35	$16.06	$14.27
Number of accumulation units outstanding at end of period	252	252	476	476	476	476	476	379
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$26.89	$20.75	$22.95	$19.51	$17.26	$17.81	$15.85	$13.37
Value at end of period	$31.28	$26.89	$20.75	$22.95	$19.51	$17.26	$17.81	$15.85
Number of accumulation units outstanding at end of period	806	2,234	2,234	2,234	2,231	3,405	3,297	3,198
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$25.78	$20.66	$23.35	$20.50	$16.98	$17.84	$17.05	$14.05
Value at end of period	$30.73	$25.78	$20.66	$23.35	$20.50	$16.98	$17.84	$17.05
Number of accumulation units outstanding at end of period	1,436	2,370	2,351	2,334	2,312	2,226	2,131	2,046

CFI 342

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$39.06	$31.17	$37.16	$31.39	$27.77	$28.11	$26.69	$22.02
Value at end of period	$49.21	$39.06	$31.17	$37.16	$31.39	$27.77	$28.11	$26.69
Number of accumulation units outstanding at end of period	2,093	2,017	1,932	1,851	1,969	2,794	2,709	2,457
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$36.98	$29.39	$35.02	$32.22
Value at end of period	$41.40	$36.98	$29.39	$35.02
Number of accumulation units outstanding at end of period	0	154	141	129
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.60	$13.53	$13.61	$13.23	$12.97	$12.97	$12.31	$12.25
Value at end of period	$15.61	$14.60	$13.53	$13.61	$13.23	$12.97	$12.97	$12.31
Number of accumulation units outstanding at end of period	1,471	1,472	1,471	1,451	1,712	3,501	2,991	2,758
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$35.40	$27.08	$28.48	$23.52	$21.12	$20.95	$18.54	$15.84
Value at end of period	$41.69	$35.40	$27.08	$28.48	$23.52	$21.12	$20.95	$18.54
Number of accumulation units outstanding at end of period	2,725	2,691	2,765	2,779	3,281	3,692	4,312	7,726
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$23.50	$18.39	$19.98	$19.05	$18.33	$17.86	$13.79	$14.24
Value at end of period	$21.90	$23.50	$18.39	$19.98	$19.05	$18.33	$17.86	$13.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	593	593	598
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$28.40	$22.84	$26.50	$23.34	$19.52	$20.17	$18.37	$15.94
Value at end of period	$29.13	$28.40	$22.84	$26.50	$23.34	$19.52	$20.17	$18.37
Number of accumulation units outstanding at end of period	2,425	3,659	5,972	6,456	7,049	8,926	10,864	10,573
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$33.27	$25.31	$29.25	$21.50	$21.51	$20.72	$20.31	$17.06
Value at end of period	$42.38	$33.27	$25.31	$29.25	$21.50	$21.51	$20.72	$20.31
Number of accumulation units outstanding at end of period	5,298	5,969	6,161	6,053	6,509	7,433	7,138	8,089
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$33.90	$25.82	$31.11	$21.82	$19.38	$23.08	$22.94	$21.77
Value at end of period	$45.09	$33.90	$25.82	$31.11	$21.82	$19.38	$23.08	$22.94
Number of accumulation units outstanding at end of period	192	280	251	222	350	264	250	248
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$38.25	$30.36	$34.03	$29.54	$24.37	$25.37	$23.49	$20.72
Value at end of period	$44.36	$38.25	$30.36	$34.03	$29.54	$24.37	$25.37	$23.49
Number of accumulation units outstanding at end of period	139	41	33	46	34	270	676	658
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$36.85	$29.72	$29.66	$25.85	$23.99	$22.87	$20.45	$18.84
Value at end of period	$43.34	$36.85	$29.72	$29.66	$25.85	$23.99	$22.87	$20.45
Number of accumulation units outstanding at end of period	25,716	27,463	33,410	36,546	34,876	19,805	16,640	17,839

CFI 343

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$27.83	$22.08	$24.42	$21.08	$17.80	$19.17	$17.90	$16.72
Value at end of period	$28.01	$27.83	$22.08	$24.42	$21.08	$17.80	$19.17	$17.90
Number of accumulation units outstanding at end of period	636	553	473	393	968	726	877	882
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2014)
Value at beginning of period	$45.62	$34.98	$35.47	$26.63	$26.31	$23.82	$22.30
Value at end of period	$62.17	$45.62	$34.98	$35.47	$26.63	$26.31	$23.82
Number of accumulation units outstanding at end of period	104	323	302	280	0	125	125
WANGER INTERNATIONAL
(Funds were first received in this option during April 2015)
Value at beginning of period	$17.66	$13.62	$16.60	$12.53	$12.75	$13.37
Value at end of period	$20.13	$17.66	$13.62	$16.60	$12.53	$12.75
Number of accumulation units outstanding at end of period	164	138	110	85	56	24
WANGER SELECT
(Funds were first received in this option during August 2013)
Value at beginning of period	$35.98	$27.91	$31.96	$25.31	$22.39	$22.41	$21.79	$19.77
Value at end of period	$45.44	$35.98	$27.91	$31.96	$25.31	$22.39	$22.41	$21.79
Number of accumulation units outstanding at end of period	2,343	2,344	2,344	2,413	2,412	2,372	2,258	3,140
WANGER USA
(Funds were first received in this option during July 2013)
Value at beginning of period	$38.10	$29.15	$29.67	$24.89	$21.96	$22.16	$21.21	$18.65
Value at end of period	$47.20	$38.10	$29.15	$29.67	$24.89	$21.96	$22.16	$21.21
Number of accumulation units outstanding at end of period	1,082	1,064	1,035	1,004	975	918	1,012	747

TABLE 42
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$36.96	$27.71	$28.30	$22.30	$21.95	$21.50	$20.60	$17.50
Value at end of period	$49.99	$36.96	$27.71	$28.30	$22.30	$21.95	$21.50	$20.60
Number of accumulation units outstanding at end of period	185	142	122	53	38	271	358	343
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$39.56	$29.85	$29.26	$22.77	$21.25	$21.42	$18.86	$15.42	$13.92	$14.24
Value at end of period	$52.35	$39.56	$29.85	$29.26	$22.77	$21.25	$21.42	$18.86	$15.42	$13.92
Number of accumulation units outstanding at end of period	3,346	2,568	1,421	954	1,853	1,759	1,979	2,142	1,772	937
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$31.61	$25.33	$26.84	$22.14	$20.33	$21.01	$19.33	$14.96	$13.70	$13.50
Value at end of period	$35.87	$31.61	$25.33	$26.84	$22.14	$20.33	$21.01	$19.33	$14.96	$13.70
Number of accumulation units outstanding at end of period	4,623	4,401	3,935	2,412	2,126	1,647	1,207	964	271	1,089

CFI 344

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.62	$12.67	$13.05	$12.71	$12.19	$12.51	$12.23	$13.51	$12.72	$11.50
Value at end of period	$14.96	$13.62	$12.67	$13.05	$12.71	$12.19	$12.51	$12.23	$13.51	$12.72
Number of accumulation units outstanding at end of period	1,244	126	3,659	5,774	8,642	8,361	8,213	7,961	7,513	5,866
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2018)
Value at beginning of period	$12.23	$10.47	$11.13
Value at end of period	$12.58	$12.23	$10.47
Number of accumulation units outstanding at end of period	5	20	17
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during February 2011)
Value at beginning of period	$25.03	$19.70	$21.19	$17.26	$15.41	$14.97	$13.80	$10.54	$9.03	$9.86
Value at end of period	$28.65	$25.03	$19.70	$21.19	$17.26	$15.41	$14.97	$13.80	$10.54	$9.03
Number of accumulation units outstanding at end of period	1,595	1,554	1,427	3,645	5,175	5,677	4,466	4,015	1,284	1,171
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$22.54	$17.30	$19.24	$15.23	$14.45	$14.14	$13.94	$10.82	$8.90	$10.43
Value at end of period	$30.86	$22.54	$17.30	$19.24	$15.23	$14.45	$14.14	$13.94	$10.82	$8.90
Number of accumulation units outstanding at end of period	627	654	680	707	2,840	4,169	2,745	2,779	2,684	2,685
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.79	$12.82	$12.89	$12.54	$12.25	$12.27	$11.67	$11.95	$11.34	$10.76
Value at end of period	$15.21	$13.79	$12.82	$12.89	$12.54	$12.25	$12.27	$11.67	$11.95	$11.34
Number of accumulation units outstanding at end of period	2,460	2,317	2,043	1,897	1,856	1,728	1,800	1,366	1,210	430
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$38.26	$29.99	$31.02	$24.70	$22.87	$21.80	$20.03	$15.03	$12.52	$13.21
Value at end of period	$52.51	$38.26	$29.99	$31.02	$24.70	$22.87	$21.80	$20.03	$15.03	$12.52
Number of accumulation units outstanding at end of period	8,064	9,621	7,470	6,437	5,636	5,175	4,990	5,078	4,981	5,038
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$32.68	$26.15	$27.07	$22.63	$20.04	$20.17	$18.21	$13.87	$12.38	$11.62
Value at end of period	$35.06	$32.68	$26.15	$27.07	$22.63	$20.04	$20.17	$18.21	$13.87	$12.38
Number of accumulation units outstanding at end of period	6,605	6,713	6,122	6,883	2,558	2,376	2,101	764	647	1,485
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during April 2013)
Value at beginning of period	$22.85	$19.87	$24.50	$22.06	$17.85	$20.00	$18.30	$14.63
Value at end of period	$23.64	$22.85	$19.87	$24.50	$22.06	$17.85	$20.00	$18.30
Number of accumulation units outstanding at end of period	67	632	338	284	392	722	1,706	2,558
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$26.49	$21.34	$24.81	$21.50	$18.68	$19.55	$17.70	$12.28	$10.25	$11.60
Value at end of period	$29.03	$26.49	$21.34	$24.81	$21.50	$18.68	$19.55	$17.70	$12.28	$10.25
Number of accumulation units outstanding at end of period	388	349	314	1,037	2,219	2,267	3,613	4,136	2,110	5,887
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.96	$11.63	$13.10	$10.04	$11.16	$11.65	$11.81	$9.47	$7.58	$8.21
Value at end of period	$16.03	$14.96	$11.63	$13.10	$10.04	$11.16	$11.65	$11.81	$9.47	$7.58
Number of accumulation units outstanding at end of period	558	550	468	1,451	1,748	1,797	1,609	3,986	500	496

CFI 345

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during February 2016)
Value at beginning of period	$14.80	$11.64	$12.28	$10.55	$8.92
Value at end of period	$15.69	$14.80	$11.64	$12.28	$10.55
Number of accumulation units outstanding at end of period	971	766	1,348	1,990	142
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.78	$12.65	$11.76	$9.46	$10.11	$9.90
Value at end of period	$18.78	$15.78	$12.65	$11.76	$9.46	$10.11
Number of accumulation units outstanding at end of period	18,088	17,630	17,476	7,333	6,171	6,316
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2013)
Value at beginning of period	$23.65	$19.08	$19.68	$17.65	$16.43	$16.86	$15.45	$15.39
Value at end of period	$27.14	$23.65	$19.08	$19.68	$17.65	$16.43	$16.86	$15.45
Number of accumulation units outstanding at end of period	4,008	4,005	4,007	3,482	3,481	3,474	3,475	3,474
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2012)
Value at beginning of period	$21.63	$16.34	$17.12	$16.05	$15.26	$14.59	$11.25	$10.96	$10.74
Value at end of period	$20.92	$21.63	$16.34	$17.12	$16.05	$15.26	$14.59	$11.25	$10.96
Number of accumulation units outstanding at end of period	3,373	4,103	3,763	2,534	2,978	2,933	1,772	1,443	822
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.07	$9.31	$10.62
Value at end of period	$12.70	$12.07	$9.31
Number of accumulation units outstanding at end of period	2,630	6,271	6,076
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$22.34	$17.08	$19.82	$17.55	$15.47	$16.38	$14.68	$10.91	$9.40	$9.25
Value at end of period	$23.69	$22.34	$17.08	$19.82	$17.55	$15.47	$16.38	$14.68	$10.91	$9.40
Number of accumulation units outstanding at end of period	975	1,008	823	749	2,035	2,117	1,782	578	474	117
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2016)
Value at beginning of period	$17.96	$14.11	$17.18	$15.45	$11.86
Value at end of period	$17.63	$17.96	$14.11	$17.18	$15.45
Number of accumulation units outstanding at end of period	6	0	0	0	59
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$36.89	$28.15	$30.19	$24.87	$23.12	$23.06	$20.68	$15.81	$13.64	$14.05
Value at end of period	$47.97	$36.89	$28.15	$30.19	$24.87	$23.12	$23.06	$20.68	$15.81	$13.64
Number of accumulation units outstanding at end of period	26,335	32,175	32,080	34,607	42,476	41,878	49,654	54,962	49,372	51,830
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$27.20	$21.43	$23.46	$20.86	$17.75	$18.56	$17.14	$13.43	$11.49	$11.43
Value at end of period	$28.90	$27.20	$21.43	$23.46	$20.86	$17.75	$18.56	$17.14	$13.43	$11.49
Number of accumulation units outstanding at end of period	19,500	20,398	20,491	21,805	22,587	23,079	23,576	25,198	25,049	24,410
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.73	$31.20	$31.37	$23.31	$23.22	$21.75	$19.62	$14.45	$12.65	$12.67
Value at end of period	$59.81	$41.73	$31.20	$31.37	$23.31	$23.22	$21.75	$19.62	$14.45	$12.65
Number of accumulation units outstanding at end of period	42,346	36,522	36,668	37,231	38,245	41,008	43,595	42,181	46,327	51,131

CFI 346

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.92	$17.22	$20.30	$15.64	$16.54	$16.03	$17.51	$13.48	$11.21	$13.58
Value at end of period	$25.24	$21.92	$17.22	$20.30	$15.64	$16.54	$16.03	$17.51	$13.48	$11.21
Number of accumulation units outstanding at end of period	3,446	3,273	3,063	3,085	5,150	4,892	4,514	7,893	4,835	3,536
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$31.01	$24.64	$28.40	$25.77	$19.87	$21.54	$21.51	$15.85	$13.44	$14.02
Value at end of period	$32.49	$31.01	$24.64	$28.40	$25.77	$19.87	$21.54	$21.51	$15.85	$13.44
Number of accumulation units outstanding at end of period	3,551	3,832	4,884	7,190	7,166	8,027	7,695	8,275	6,155	5,476
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$36.49	$29.55	$33.77	$25.15	$23.63	$27.60	$29.11	$26.98	$22.41	$27.47
Value at end of period	$42.60	$36.49	$29.55	$33.77	$25.15	$23.63	$27.60	$29.11	$26.98	$22.41
Number of accumulation units outstanding at end of period	4,833	4,775	13,414	15,619	14,340	14,017	15,413	19,011	16,351	14,370
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.06
Number of accumulation units outstanding at end of period	526
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2011)
Value at beginning of period	$25.43	$20.29	$23.15	$20.20	$18.11	$19.00	$18.26	$14.19	$12.91	$14.79
Value at end of period	$14.86	$25.43	$20.29	$23.15	$20.20	$18.11	$19.00	$18.26	$14.19	$12.91
Number of accumulation units outstanding at end of period	0	233	202	170	136	98	59	38	38	34
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$35.06	$27.83	$31.16	$27.40	$23.31	$24.87	$22.30	$15.88	$13.51	$13.43
Value at end of period	$41.87	$35.06	$27.83	$31.16	$27.40	$23.31	$24.87	$22.30	$15.88	$13.51
Number of accumulation units outstanding at end of period	1,655	1,676	3,998	1,738	1,869	5,178	8,593	5,078	135	128
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$96.32	$70.71	$73.67	$58.08	$57.02	$54.52	$50.48	$36.16	$37.19
Value at end of period	$136.56	$96.32	$70.71	$73.67	$58.08	$57.02	$54.52	$50.48	$36.16
Number of accumulation units outstanding at end of period	496	394	603	610	754	524	1,004	1,107	1,054
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$27.91	$21.73	$24.08	$21.36	$19.45	$20.72	$19.24	$14.94	$13.18	$13.24
Value at end of period	$31.65	$27.91	$21.73	$24.08	$21.36	$19.45	$20.72	$19.24	$14.94	$13.18
Number of accumulation units outstanding at end of period	5,080	5,175	5,969	6,264	6,276	6,283	6,913	8,428	8,512	8,874
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during June 2015)
Value at beginning of period	$19.92	$13.31	$14.08	$10.65	$10.51	$11.86
Value at end of period	$26.99	$19.92	$13.31	$14.08	$10.65	$10.51
Number of accumulation units outstanding at end of period	15,000	2,940	1,104	2,194	721	518
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during February 2011)
Value at beginning of period	$24.84	$19.98	$24.10	$22.05	$17.55	$18.27	$17.46	$12.93	$11.19	$11.84
Value at end of period	$25.22	$24.84	$19.98	$24.10	$22.05	$17.55	$18.27	$17.46	$12.93	$11.19
Number of accumulation units outstanding at end of period	336	468	457	446	473	420	336	336	0	362

CFI 347

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.31	$19.08	$22.55	$21.19	$18.28	$19.07	$17.17	$13.23	$11.60	$12.13
Value at end of period	$23.79	$23.31	$19.08	$22.55	$21.19	$18.28	$19.07	$17.17	$13.23	$11.60
Number of accumulation units outstanding at end of period	4,508	4,495	5,731	7,887	10,100	10,277	10,319	11,454	13,974	14,811
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during April 2016)
Value at beginning of period	$11.58	$10.67	$10.72	$10.44	$10.52
Value at end of period	$12.55	$11.58	$10.67	$10.72	$10.44
Number of accumulation units outstanding at end of period	0	14	12	22	10
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during June 2012)
Value at beginning of period	$26.74	$21.37	$22.82	$19.35	$17.68	$17.85	$16.25	$11.83	$10.52
Value at end of period	$31.75	$26.74	$21.37	$22.82	$19.35	$17.68	$17.85	$16.25	$11.83
Number of accumulation units outstanding at end of period	258	203	0	0	378	288	0	0	15
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$22.20	$18.45	$19.31	$17.13	$16.26	$16.41	$15.26	$13.16	$11.88	$12.06
Value at end of period	$25.71	$22.20	$18.45	$19.31	$17.13	$16.26	$16.41	$15.26	$13.16	$11.88
Number of accumulation units outstanding at end of period	0	0	0	452	456	473	0	0	0	986
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2016)
Value at beginning of period	$6.06	$5.43	$6.35	$6.22	$5.91
Value at end of period	$6.08	$6.06	$5.43	$6.35	$6.22
Number of accumulation units outstanding at end of period	15	421	229	142	584
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.20	$15.00	$15.40	$14.92	$14.24	$14.69	$14.31	$15.82	$14.61	$13.14
Value at end of period	$18.02	$16.20	$15.00	$15.40	$14.92	$14.24	$14.69	$14.31	$15.82	$14.61
Number of accumulation units outstanding at end of period	272	534	478	421	877	343	1,421	1,336	2,646	1,799
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$23.27	$20.41	$21.20	$19.84	$17.44	$18.23	$18.29	$16.38	$14.17	$14.47
Value at end of period	$23.75	$23.27	$20.41	$21.20	$19.84	$17.44	$18.23	$18.29	$16.38	$14.17
Number of accumulation units outstanding at end of period	3,300	2,795	976	1,087	505	505	819	729	228	217
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during April 2016)
Value at beginning of period	$11.01	$10.33	$10.32	$10.05	$10.20
Value at end of period	$11.85	$11.01	$10.33	$10.32	$10.05
Number of accumulation units outstanding at end of period	0	0	0	23	10
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$20.77	$20.72	$20.54	$20.15	$19.05	$19.97	$19.74	$19.39	$16.81	$17.29
Value at end of period	$19.77	$20.77	$20.72	$20.54	$20.15	$19.05	$19.97	$19.74	$19.39	$16.81
Number of accumulation units outstanding at end of period	2,082	2,304	2,082	1,857	3,639	3,311	3,787	2,837	3,985	3,341
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during November 2011)
Value at beginning of period	$4.90	$3.45	$3.94	$3.61	$2.48	$3.39	$3.72	$7.69	$8.78	$10.37
Value at end of period	$2.96	$4.90	$3.45	$3.94	$3.61	$2.48	$3.39	$3.72	$7.69	$8.78
Number of accumulation units outstanding at end of period	0	13,804	7,269	12,931	18,515	25,085	24,365	27,131	22,327	1,497

CFI 348

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.68
Number of accumulation units outstanding at end of period	7,515
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.56	$18.17	$19.58	$17.14	$15.96	$16.32	$15.43	$13.27	$11.73	$11.93
Value at end of period	$23.80	$21.56	$18.17	$19.58	$17.14	$15.96	$16.32	$15.43	$13.27	$11.73
Number of accumulation units outstanding at end of period	13,466	13,269	12,944	13,275	9,597	10,213	9,785	9,740	9,562	6,450
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$15.22	$11.89	$12.80	$10.77	$9.67	$9.79
Value at end of period	$16.97	$15.22	$11.89	$12.80	$10.77	$9.67
Number of accumulation units outstanding at end of period	3,363	4,559	3,828	2,752	914	806
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.21	$16.01	$16.41	$15.02	$14.19	$14.88	$14.88	$15.56	$14.48	$14.02
Value at end of period	$18.72	$17.21	$16.01	$16.41	$15.02	$14.19	$14.88	$14.88	$15.56	$14.48
Number of accumulation units outstanding at end of period	3,871	4,320	4,970	4,991	5,736	5,654	6,379	7,064	8,827	8,696
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.48	$11.12	$12.25	$9.94	$9.41	$10.03
Value at end of period	$13.31	$13.48	$11.12	$12.25	$9.94	$9.41
Number of accumulation units outstanding at end of period	6,755	6,372	23,400	23,758	24,404	25,137
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2020)
Value at beginning of period	$14.99
Value at end of period	$15.07
Number of accumulation units outstanding at end of period	2
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.55	$11.98	$11.92	$11.79	$11.65	$11.51	$11.01	$11.26	$10.99	$10.88
Value at end of period	$12.97	$12.55	$11.98	$11.92	$11.79	$11.65	$11.51	$11.01	$11.26	$10.99
Number of accumulation units outstanding at end of period	293	269	17	20	9	0	337	337	337	337
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$11.54	$11.36	$11.23	$11.21	$11.24	$11.28	$11.32	$11.37	$11.41	$11.45
Value at end of period	$11.53	$11.54	$11.36	$11.23	$11.21	$11.24	$11.28	$11.32	$11.37	$11.41
Number of accumulation units outstanding at end of period	6,696	5,224	15,591	72,449	76,446	76,424	95,133	98,806	13,762	16,946
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$32.21	$25.09	$26.37	$22.00	$20.12	$20.50	$18.59	$14.28	$12.39	$12.47
Value at end of period	$37.62	$32.21	$25.09	$26.37	$22.00	$20.12	$20.50	$18.59	$14.28	$12.39
Number of accumulation units outstanding at end of period	74,936	91,734	93,383	106,398	130,264	129,316	138,520	139,709	123,953	125,758
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.67	$14.21
Value at end of period	$15.48	$14.67
Number of accumulation units outstanding at end of period	12,009	13,128
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$25.09	$21.87	$22.68	$21.44	$18.78	$19.25	$19.10	$18.16	$15.99	$15.37
Value at end of period	$26.40	$25.09	$21.87	$22.68	$21.44	$18.78	$19.25	$19.10	$18.16	$15.99
Number of accumulation units outstanding at end of period	0	0	3,839	4,411	3,632	2,916	2,902	2,638	2,511	806

CFI 349

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.20	$24.86	$26.79	$21.58	$19.65	$19.56	$17.25	$13.03	$11.43	$11.48
Value at end of period	$37.18	$32.20	$24.86	$26.79	$21.58	$19.65	$19.56	$17.25	$13.03	$11.43
Number of accumulation units outstanding at end of period	34,308	34,434	32,876	31,224	32,810	35,420	35,974	37,591	37,226	38,737
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.33	$24.75	$29.01	$25.64	$21.79	$22.28	$20.42	$15.23	$12.99	$13.20
Value at end of period	$33.77	$31.33	$24.75	$29.01	$25.64	$21.79	$22.28	$20.42	$15.23	$12.99
Number of accumulation units outstanding at end of period	13,094	12,542	11,835	15,831	16,134	16,853	16,761	13,750	15,964	17,051
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.67	$23.63	$27.08	$24.74	$19.51	$20.23	$19.27	$13.56	$12.11	$12.25
Value at end of period	$30.09	$28.67	$23.63	$27.08	$24.74	$19.51	$20.23	$19.27	$13.56	$12.11
Number of accumulation units outstanding at end of period	8,689	8,394	8,219	7,777	8,830	8,317	7,869	7,343	7,039	7,360
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$23.80	$19.12	$21.02	$17.50	$16.28	$16.67	$15.74	$14.49
Value at end of period	$27.29	$23.80	$19.12	$21.02	$17.50	$16.28	$16.67	$15.74
Number of accumulation units outstanding at end of period	847	761	640	187	133	77	77	77
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$18.10	$16.54	$16.70	$15.96	$15.36	$15.33	$14.43	$14.51	$13.31	$12.43
Value at end of period	$19.44	$18.10	$16.54	$16.70	$15.96	$15.36	$15.33	$14.43	$14.51	$13.31
Number of accumulation units outstanding at end of period	10,269	10,729	11,208	14,857	16,682	16,322	13,167	14,994	15,593	19,032
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.23	$10.11	$11.77	$9.46	$9.42	$9.54	$10.18	$8.42	$7.12	$8.14
Value at end of period	$13.14	$12.23	$10.11	$11.77	$9.46	$9.42	$9.54	$10.18	$8.42	$7.12
Number of accumulation units outstanding at end of period	10,346	9,876	8,137	6,625	5,880	4,906	2,289	2,065	1,830	1,554
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$33.21	$25.11	$25.59	$19.80	$19.12	$18.05	$15.95	$12.23	$10.40	$10.33
Value at end of period	$43.29	$33.21	$25.11	$25.59	$19.80	$19.12	$18.05	$15.95	$12.23	$10.40
Number of accumulation units outstanding at end of period	56,480	60,619	58,591	58,360	59,508	59,705	62,134	36,538	36,659	28,846
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$20.21	$16.22	$17.66	$15.62	$13.77	$14.47	$13.19	$10.12	$8.86	$8.59
Value at end of period	$21.39	$20.21	$16.22	$17.66	$15.62	$13.77	$14.47	$13.19	$10.12	$8.86
Number of accumulation units outstanding at end of period	10,635	11,731	14,474	17,401	20,800	21,927	21,916	17,567	11,844	12,942
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$45.37	$35.22	$38.22	$30.67	$28.71	$28.68	$26.45	$20.12	$17.69	$17.86
Value at end of period	$63.77	$45.37	$35.22	$38.22	$30.67	$28.71	$28.68	$26.45	$20.12	$17.69
Number of accumulation units outstanding at end of period	11,302	10,960	11,098	15,187	10,328	9,934	9,924	9,602	5,539	6,166
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$13.28	$10.69	$13.72	$10.63
Value at end of period	$15.31	$13.28	$10.69	$13.72
Number of accumulation units outstanding at end of period	0	0	0	1,259
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$49.27	$36.42	$36.92	$28.24	$26.61	$24.83	$22.04	$16.76	$14.70	$14.16
Value at end of period	$67.95	$49.27	$36.42	$36.92	$28.24	$26.61	$24.83	$22.04	$16.76	$14.70
Number of accumulation units outstanding at end of period	2,886	1,601	1,379	1,109	879	1,079	5,318	1,280	284	143

CFI 350

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2011)
Value at beginning of period	$27.53	$21.05	$21.89	$17.93	$16.22	$15.96	$14.19	$10.79	$9.37	$9.75
Value at end of period	$33.42	$27.53	$21.05	$21.89	$17.93	$16.22	$15.96	$14.19	$10.79	$9.37
Number of accumulation units outstanding at end of period	7,614	6,244	5,820	275	5,751	3,457	3,519	586	367	181
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$32.10	$25.66	$27.66	$24.53	$21.36	$22.28	$19.94	$15.23	$13.19	$13.16
Value at end of period	$32.36	$32.10	$25.66	$27.66	$24.53	$21.36	$22.28	$19.94	$15.23	$13.19
Number of accumulation units outstanding at end of period	876	1,007	1,082	1,047	612	688	2,647	1,005	221	127
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$44.27	$33.04	$35.05	$28.30	$26.60	$26.92	$24.33	$18.11	$15.74	$16.16
Value at end of period	$59.31	$44.27	$33.04	$35.05	$28.30	$26.60	$26.92	$24.33	$18.11	$15.74
Number of accumulation units outstanding at end of period	399	363	386	353	354	468	849	932	1,565	1,949
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$26.58	$20.53	$22.73	$19.35	$17.13	$17.70	$15.76	$14.05
Value at end of period	$30.88	$26.58	$20.53	$22.73	$19.35	$17.13	$17.70	$15.76
Number of accumulation units outstanding at end of period	983	1,031	979	2,396	2,340	2,927	2,529	2,449
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.48	$20.44	$23.13	$20.32	$16.85	$17.72	$16.96	$12.27	$10.62	$11.09
Value at end of period	$30.34	$25.48	$20.44	$23.13	$20.32	$16.85	$17.72	$16.96	$12.27	$10.62
Number of accumulation units outstanding at end of period	1,481	1,320	1,163	3,960	386	486	1,154	47	47	43
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$38.46	$30.72	$36.66	$31.00	$27.45	$27.81	$26.44	$19.09	$16.64	$16.56
Value at end of period	$48.41	$38.46	$30.72	$36.66	$31.00	$27.45	$27.81	$26.44	$19.09	$16.64
Number of accumulation units outstanding at end of period	5,626	9,109	8,598	5,415	5,258	5,101	3,708	4,671	4,102	4,279
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$36.41	$28.96	$34.55	$31.17	$25.14	$25.44	$23.98	$17.47	$15.32	$15.77
Value at end of period	$40.72	$36.41	$28.96	$34.55	$31.17	$25.14	$25.44	$23.98	$17.47	$15.32
Number of accumulation units outstanding at end of period	6,391	6,479	6,622	7,671	7,436	8,695	8,296	8,767	9,489	11,445
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$21.29	$18.10	$19.27	$16.78	$15.91	$15.99	$15.21	$13.13	$11.62	$11.60
Value at end of period	$24.08	$21.29	$18.10	$19.27	$16.78	$15.91	$15.99	$15.21	$13.13	$11.62
Number of accumulation units outstanding at end of period	8,626	7,991	1,192	4,725	4,431	4,627	3,228	2,444	3,084	2,838
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$23.17	$19.08	$20.90	$17.57	$16.60	$16.75	$15.91	$13.28	$11.58	$12.19
Value at end of period	$26.41	$23.17	$19.08	$20.90	$17.57	$16.60	$16.75	$15.91	$13.28	$11.58
Number of accumulation units outstanding at end of period	4,634	24,092	23,578	22,960	5,085	4,567	3,072	3,675	3,574	3,133
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$24.01	$19.46	$21.76	$18.02	$17.01	$17.24	$16.31	$13.27	$11.54	$12.21
Value at end of period	$27.81	$24.01	$19.46	$21.76	$18.02	$17.01	$17.24	$16.31	$13.27	$11.54
Number of accumulation units outstanding at end of period	3,404	3,189	2,709	2,825	2,922	2,207	1,697	1,848	1,653	2,075
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2015)
Value at beginning of period	$22.98	$18.53	$20.80	$17.17	$16.20	$17.06
Value at end of period	$26.56	$22.98	$18.53	$20.80	$17.17	$16.20
Number of accumulation units outstanding at end of period	0	0	0	532	26	840

CFI 351

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2015)
Value at beginning of period	$17.22	$14.47	$15.57	$13.62	$12.86	$13.37
Value at end of period	$19.37	$17.22	$14.47	$15.57	$13.62	$12.86
Number of accumulation units outstanding at end of period	1	0	0	0	0	34
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2015)
Value at beginning of period	$18.58	$16.49	$17.08	$15.69	$15.08	$15.40
Value at end of period	$20.72	$18.58	$16.49	$17.08	$15.69	$15.08
Number of accumulation units outstanding at end of period	0	0	0	0	0	514
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2015)
Value at beginning of period	$16.19	$14.14	$14.83	$13.50	$12.80	$13.20
Value at end of period	$17.95	$16.19	$14.14	$14.83	$13.50	$12.80
Number of accumulation units outstanding at end of period	0	5,298	5,298	5,306	8	9
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$20.13	$17.61	$18.42	$16.73	$15.89	$15.99	$15.06	$13.48	$12.05	$11.89
Value at end of period	$22.15	$20.13	$17.61	$18.42	$16.73	$15.89	$15.99	$15.06	$13.48	$12.05
Number of accumulation units outstanding at end of period	582	583	582	589	564	530	489	453	415	1,858
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.95	$18.76	$20.54	$17.49	$16.43	$16.69	$15.72	$12.90	$11.26	$11.65
Value at end of period	$26.15	$22.95	$18.76	$20.54	$17.49	$16.43	$16.69	$15.72	$12.90	$11.26
Number of accumulation units outstanding at end of period	6,743	6,519	6,222	6,173	5,979	5,746	6,989	5,066	4,790	5,009
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.68	$18.25	$19.51	$17.11	$16.11	$16.27	$15.31	$13.18	$11.65	$11.76
Value at end of period	$24.35	$21.68	$18.25	$19.51	$17.11	$16.11	$16.27	$15.31	$13.18	$11.65
Number of accumulation units outstanding at end of period	1,126	2,041	1,903	1,729	2,047	1,522	580	447	323	201
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$14.44	$13.38	$13.48	$13.12	$12.87	$12.89	$12.24	$12.61	$12.19	$11.42
Value at end of period	$15.41	$14.44	$13.38	$13.48	$13.12	$12.87	$12.89	$12.24	$12.61	$12.19
Number of accumulation units outstanding at end of period	668	160	147	1,639	1,602	416	586	567	369	359
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2013)
Value at beginning of period	$34.85	$26.69	$28.09	$23.22	$20.88	$20.74	$18.36	$16.33
Value at end of period	$41.00	$34.85	$26.69	$28.09	$23.22	$20.88	$20.74	$18.36
Number of accumulation units outstanding at end of period	0	0	0	1,756	2,264	3,003	2,637	2,505
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$36.96	$28.40	$33.29	$30.08	$24.34	$24.87	$22.20	$16.97	$14.64	$15.97
Value at end of period	$38.11	$36.96	$28.40	$33.29	$30.08	$24.34	$24.87	$22.20	$16.97	$14.64
Number of accumulation units outstanding at end of period	4,212	4,366	4,111	4,281	3,603	3,621	2,862	2,468	2,167	1,852
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$39.43	$28.58	$29.25	$22.91	$21.83	$23.08	$22.21	$16.06	$13.48	$13.24
Value at end of period	$52.34	$39.43	$28.58	$29.25	$22.91	$21.83	$23.08	$22.21	$16.06	$13.48
Number of accumulation units outstanding at end of period	1,324	2,208	2,187	1,973	5,229	5,075	6,253	7,436	7,782	7,195
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.84	$14.36	$15.76	$14.28	$14.21	$14.47	$12.74	$12.31	$9.80	$10.37
Value at end of period	$16.91	$17.84	$14.36	$15.76	$14.28	$14.21	$14.47	$12.74	$12.31	$9.80
Number of accumulation units outstanding at end of period	2,531	2,485	2,371	2,251	2,129	2,003	1,898	1,951	1,620	1,516

CFI 352

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$23.17	$18.15	$19.73	$18.84	$18.14	$17.69	$13.68	$13.46	$11.69	$10.72
Value at end of period	$21.57	$23.17	$18.15	$19.73	$18.84	$18.14	$17.69	$13.68	$13.46	$11.69
Number of accumulation units outstanding at end of period	508	1,304	1,125	1,526	2,040	4,286	4,791	3,181	2,833	3,164
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$29.87	$22.54	$24.87	$20.54	$19.02	$18.54	$16.50	$12.30	$11.00	$11.58
Value at end of period	$36.14	$29.87	$22.54	$24.87	$20.54	$19.02	$18.54	$16.50	$12.30	$11.00
Number of accumulation units outstanding at end of period	1,287	2,163	1,902	2,398	2,688	2,608	2,555	2,543	2,571	2,549
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.80	$18.21	$22.23	$20.12	$16.33	$16.90	$16.26	$11.66	$10.25	$10.58
Value at end of period	$23.79	$21.80	$18.21	$22.23	$20.12	$16.33	$16.90	$16.26	$11.66	$10.25
Number of accumulation units outstanding at end of period	134	145	145	69	77	784	744	913	784	1,345
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.42	$21.18	$24.27	$20.71	$17.65	$18.85	$17.34	$12.89	$10.91	$11.19
Value at end of period	$26.19	$26.42	$21.18	$24.27	$20.71	$17.65	$18.85	$17.34	$12.89	$10.91
Number of accumulation units outstanding at end of period	1,514	2,090	1,889	1,890	1,933	1,922	2,004	1,985	6,023	5,992
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$26.38	$22.06	$24.46	$22.14	$19.29	$19.77	$18.22	$14.64	$13.03	$13.23
Value at end of period	$28.90	$26.38	$22.06	$24.46	$22.14	$19.29	$19.77	$18.22	$14.64	$13.03
Number of accumulation units outstanding at end of period	6,336	13,048	13,105	13,079	14,048	15,393	15,605	22,531	21,814	21,646
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$27.99	$22.53	$26.18	$23.08	$19.32	$19.98	$18.22	$13.66	$11.98	$12.29
Value at end of period	$28.69	$27.99	$22.53	$26.18	$23.08	$19.32	$19.98	$18.22	$13.66	$11.98
Number of accumulation units outstanding at end of period	1,900	2,345	2,541	3,189	2,617	2,406	2,615	2,460	1,290	1,208
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$32.79	$24.98	$28.89	$21.25	$21.29	$20.53	$20.14	$15.91	$13.13	$14.34
Value at end of period	$41.74	$32.79	$24.98	$28.89	$21.25	$21.29	$20.53	$20.14	$15.91	$13.13
Number of accumulation units outstanding at end of period	29,255	29,475	29,743	38,422	43,803	48,488	49,237	52,898	55,838	60,362
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.42	$25.47	$30.73	$21.57	$19.18	$22.86	$22.75	$24.23	$20.42	$25.09
Value at end of period	$44.40	$33.42	$25.47	$30.73	$21.57	$19.18	$22.86	$22.75	$24.23	$20.42
Number of accumulation units outstanding at end of period	4,299	3,817	3,907	5,483	3,366	3,225	2,930	3,194	3,792	4,139
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$33.13	$26.36	$30.14	$26.60	$23.29	$24.11	$21.06	$16.07	$13.44	$13.13
Value at end of period	$33.09	$33.13	$26.36	$30.14	$26.60	$23.29	$24.11	$21.06	$16.07	$13.44
Number of accumulation units outstanding at end of period	7,549	633	656	715	695	644	428	334	202	106
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$37.71	$29.95	$33.61	$29.20	$24.11	$25.14	$23.29	$16.83	$14.24	$15.54
Value at end of period	$43.68	$37.71	$29.95	$33.61	$29.20	$24.11	$25.14	$23.29	$16.83	$14.24
Number of accumulation units outstanding at end of period	2,301	2,196	1,053	508	1,531	1,359	1,209	1,085	825	746
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$36.32	$29.33	$29.30	$25.55	$23.75	$22.66	$20.28	$16.66	$14.61	$14.48
Value at end of period	$42.68	$36.32	$29.33	$29.30	$25.55	$23.75	$22.66	$20.28	$16.66	$14.61
Number of accumulation units outstanding at end of period	15,430	15,655	10,125	16,500	13,735	14,237	12,892	12,651	2,429	4,443

CFI 353

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$44.96	$32.91	$34.14	$27.46	$25.67	$25.26	$22.68	$16.85	$14.57	$15.19
Value at end of period	$59.05	$44.96	$32.91	$34.14	$27.46	$25.67	$25.26	$22.68	$16.85	$14.57
Number of accumulation units outstanding at end of period	85,777	95,454	96,160	100,170	110,696	128,980	128,214	135,245	137,382	148,506
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$27.43	$21.79	$24.13	$20.84	$17.61	$19.00	$17.75	$13.74	$11.77	$11.92
Value at end of period	$27.58	$27.43	$21.79	$24.13	$20.84	$17.61	$19.00	$17.75	$13.74	$11.77
Number of accumulation units outstanding at end of period	2,720	3,205	3,049	3,244	3,282	6,055	5,623	5,153	2,439	2,443
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$44.97	$34.51	$35.03	$26.33	$26.04	$23.60	$21.80	$15.71	$13.27	$13.47
Value at end of period	$61.22	$44.97	$34.51	$35.03	$26.33	$26.04	$23.60	$21.80	$15.71	$13.27
Number of accumulation units outstanding at end of period	9,847	11,035	11,959	11,616	19,338	19,206	17,991	17,190	24,526	23,615
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.36	$18.37	$21.48	$16.87	$16.62	$16.84	$17.10	$15.02	$12.70	$14.54
Value at end of period	$26.63	$23.36	$18.37	$21.48	$16.87	$16.62	$16.84	$17.10	$15.02	$12.70
Number of accumulation units outstanding at end of period	804	425	389	352	560	616	752	506	475	444
WANGER INTERNATIONAL
Value at beginning of period	$17.42	$13.45	$16.41	$12.40	$12.62	$12.66	$13.30	$10.91	$9.01	$10.60
Value at end of period	$19.84	$17.42	$13.45	$16.41	$12.40	$12.62	$12.66	$13.30	$10.91	$9.01
Number of accumulation units outstanding at end of period	2,904	2,469	5,301	4,865	4,629	4,448	4,373	4,224	3,272	2,906
WANGER SELECT
Value at beginning of period	$35.47	$27.54	$31.57	$25.02	$22.16	$22.20	$21.61	$16.12	$13.66	$16.66
Value at end of period	$44.75	$35.47	$27.54	$31.57	$25.02	$22.16	$22.20	$21.61	$16.12	$13.66
Number of accumulation units outstanding at end of period	289	317	495	3,107	4,865	4,651	4,492	4,311	4,172	4,297
WANGER USA
Value at beginning of period	$37.56	$28.77	$29.31	$24.61	$21.73	$21.95	$21.03	$15.79	$13.21	$13.74
Value at end of period	$46.48	$37.56	$28.77	$29.31	$24.61	$21.73	$21.95	$21.03	$15.79	$13.21
Number of accumulation units outstanding at end of period	2,074	2,089	2,014	1,548	1,329	1,621	1,604	2,725	2,599	2,908
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2018)
Value at beginning of period	$16.73	$13.31	$16.50
Value at end of period	$21.40	$16.73	$13.31
Number of accumulation units outstanding at end of period	0	3	216

TABLE 43
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$65.35	$50.93	$53.55	$44.70	$40.90	$41.68	$37.82	$29.08	$25.23	$25.41
Value at end of period	$76.29	$65.35	$50.93	$53.55	$44.70	$40.90	$41.68	$37.82	$29.08	$25.23
Number of accumulation units outstanding at end of period	619	619	619	675	675	675	675	675	674	675

CFI 354

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$33.05	$25.01	$25.50	$19.74	$19.08	$18.01	$16.89
Value at end of period	$43.07	$33.05	$25.01	$25.50	$19.74	$19.08	$18.01
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	434
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$40.49	$33.11	$36.28	$30.91	$29.04	$29.52	$27.83	$22.84	$19.95	$20.64
Value at end of period	$46.11	$40.49	$33.11	$36.28	$30.91	$29.04	$29.52	$27.83	$22.84	$19.95
Number of accumulation units outstanding at end of period	1,447	1,447	1,447	1,447	1,447	1,446	1,446	1,446	1,446	1,446
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$37.33	$31.44	$33.62	$29.50	$27.79	$28.07	$26.43	$22.77	$20.14	$20.34
Value at end of period	$41.89	$37.33	$31.44	$33.62	$29.50	$27.79	$28.07	$26.43	$22.77	$20.14
Number of accumulation units outstanding at end of period	510	510	510	510	510	509	509	509	509	509
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$31.74	$24.19	$27.99	$20.60	$20.65	$19.92	$19.56	$15.45	$12.76	$13.95
Value at end of period	$40.38	$31.74	$24.19	$27.99	$20.60	$20.65	$19.92	$19.56	$15.45	$12.76
Number of accumulation units outstanding at end of period	1,817	1,817	1,817	1,817	1,817	1,816	1,816	1,816	1,817	1,816
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$42.61	$31.20	$32.39	$26.07	$24.38	$24.00	$21.56	$16.02	$13.86	$14.46
Value at end of period	$55.93	$42.61	$31.20	$32.39	$26.07	$24.38	$24.00	$21.56	$16.02	$13.86
Number of accumulation units outstanding at end of period	95	95	95	95	95	95	95	95	95	95
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$87.97	$67.54	$68.59	$51.58	$51.04	$46.27	$42.76	$30.85	$26.06	$26.46
Value at end of period	$119.69	$87.97	$67.54	$68.59	$51.58	$51.04	$46.27	$42.76	$30.85	$26.06
Number of accumulation units outstanding at end of period	51	51	51	51	51	51	51	51	51	51

TABLE 44
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2018)
Value at beginning of period	$25.24	$20.39	$21.93
Value at end of period	$28.95	$25.24	$20.39
Number of accumulation units outstanding at end of period	19,231	8,945	2,530
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$47.23	$36.08	$38.73	$31.93	$29.72	$29.67	$26.63	$20.39	$17.60	$17.53
Value at end of period	$61.36	$47.23	$36.08	$38.73	$31.93	$29.72	$29.67	$26.63	$20.39	$17.60
Number of accumulation units outstanding at end of period	24,656	25,219	29,447	26,735	25,387	24,393	20,788	28,024	28,921	36,699
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$30.08	$23.72	$26.00	$23.14	$19.71	$20.62	$19.06	$14.95	$12.81	$12.42
Value at end of period	$31.93	$30.08	$23.72	$26.00	$23.14	$19.71	$20.62	$19.06	$14.95	$12.81
Number of accumulation units outstanding at end of period	8,929	3,803	3,700	3,611	868	867	868	868	843	863

CFI 355

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during October 2013)
Value at beginning of period	$36.72	$27.48	$27.66	$20.57	$20.51	$19.23	$17.37	$16.51
Value at end of period	$52.58	$36.72	$27.48	$27.66	$20.57	$20.51	$19.23	$17.37
Number of accumulation units outstanding at end of period	11,804	5,849	7,353	6,057	4,630	3,344	9,910	742
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2011)
Value at beginning of period	$25.44	$20.01	$23.61	$18.21	$19.28	$18.70	$20.44	$15.75	$13.11	$13.45
Value at end of period	$29.27	$25.44	$20.01	$23.61	$18.21	$19.28	$18.70	$20.44	$15.75	$13.11
Number of accumulation units outstanding at end of period	2,374	2,258	1,893	1,741	2,115	2,115	1,873	1,874	2,486	6,017
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during November 2011)
Value at beginning of period	$44.71	$35.57	$41.03	$37.26	$28.77	$31.22	$31.20	$23.01	$19.54	$19.07
Value at end of period	$46.80	$44.71	$35.57	$41.03	$37.26	$28.77	$31.22	$31.20	$23.01	$19.54
Number of accumulation units outstanding at end of period	539	4,016	4,425	3,077	2,357	1,651	1,059	1,695	1,202	1,102
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$95.57	$70.23	$73.24	$57.80	$56.80	$54.37	$50.39	$46.75
Value at end of period	$135.37	$95.57	$70.23	$73.24	$57.80	$56.80	$54.37	$50.39
Number of accumulation units outstanding at end of period	730	188	8	0	421	303	210	200
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$29.82	$23.24	$25.77	$22.89	$20.86	$22.25	$20.68	$16.08	$14.19	$14.32
Value at end of period	$33.78	$29.82	$23.24	$25.77	$22.89	$20.86	$22.25	$20.68	$16.08	$14.19
Number of accumulation units outstanding at end of period	1,333	391	13	13	13	13	13	13	28	773
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during November 2013)
Value at beginning of period	$31.56	$25.86	$30.59	$28.78	$24.85	$25.96	$23.39	$22.48
Value at end of period	$32.19	$31.56	$25.86	$30.59	$28.78	$24.85	$25.96	$23.39
Number of accumulation units outstanding at end of period	0	0	1,825	1,489	2,049	1,445	786	82
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$24.30	$20.50	$22.12	$19.37	$18.06	$18.49	$17.50	$15.07	$13.33	$13.31
Value at end of period	$26.80	$24.30	$20.50	$22.12	$19.37	$18.06	$18.49	$17.50	$15.07	$13.33
Number of accumulation units outstanding at end of period	3,555	2,188	5,570	2,306	2,306	2,306	2,306	2,306	2,318	2,345
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.82	$15.67	$16.07	$14.73	$13.92	$14.62	$14.64	$15.32	$14.27	$14.36
Value at end of period	$18.28	$16.82	$15.67	$16.07	$14.73	$13.92	$14.62	$14.64	$15.32	$14.27
Number of accumulation units outstanding at end of period	2,463	1,680	1,811	1,705	1,596	1,494	1,434	3,173	2,719	9,537
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.41	$11.08	$12.21	$9.92	$9.40	$10.03
Value at end of period	$13.23	$13.41	$11.08	$12.21	$9.92	$9.40
Number of accumulation units outstanding at end of period	3,780	3,036	4,506	4,183	3,830	3,453

CFI 356

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.96	$11.78	$11.66	$11.65	$11.69	$11.74	$11.80	$11.86	$11.91	$11.92
Value at end of period	$11.93	$11.96	$11.78	$11.66	$11.65	$11.69	$11.74	$11.80	$11.86	$11.91
Number of accumulation units outstanding at end of period	23,859	3,474	3,565	3,564	7,419	6,304	7,824	3,883	3,904	5,519
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$30.13	$23.50	$24.72	$20.64	$18.90	$19.27	$17.49	$13.45	$11.68	$11.45
Value at end of period	$35.16	$30.13	$23.50	$24.72	$20.64	$18.90	$19.27	$17.49	$13.45	$11.68
Number of accumulation units outstanding at end of period	2,838	6,386	5,203	4,229	3,161	3,008	2,589	2,589	1,514	2,377
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$32.64	$25.22	$27.20	$21.93	$19.99	$19.92	$17.59	$13.30	$11.68	$11.46
Value at end of period	$37.64	$32.64	$25.22	$27.20	$21.93	$19.99	$19.92	$17.59	$13.30	$11.68
Number of accumulation units outstanding at end of period	10,991	9,557	8,963	3,265	2,325	1,308	730	500	0	10,290
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$40.59	$32.10	$37.66	$33.33	$28.35	$29.01	$26.61	$19.88	$16.97	$16.95
Value at end of period	$43.72	$40.59	$32.10	$37.66	$33.33	$28.35	$29.01	$26.61	$19.88	$16.97
Number of accumulation units outstanding at end of period	2,633	2,232	2,649	2,127	3,160	2,196	1,202	519	374	374
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$39.08	$32.25	$36.99	$33.83	$26.70	$27.72	$26.43	$18.61	$16.64	$16.22
Value at end of period	$40.98	$39.08	$32.25	$36.99	$33.83	$26.70	$27.72	$26.43	$18.61	$16.64
Number of accumulation units outstanding at end of period	1,348	1,829	1,454	1,454	1,454	1,454	1,253	1,253	1,253	1,253
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$22.05	$20.18	$20.39	$19.51	$18.79	$18.77	$17.69	$17.80	$16.35	$16.17
Value at end of period	$23.66	$22.05	$20.18	$20.39	$19.51	$18.79	$18.77	$17.69	$17.80	$16.35
Number of accumulation units outstanding at end of period	18,160	9,208	4,190	2,457	1,902	1,903	2,178	2,572	4,366	15,050
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.09	$10.00	$11.65	$9.38	$9.35	$9.48	$10.13	$8.38	$7.09	$7.11
Value at end of period	$12.98	$12.09	$10.00	$11.65	$9.38	$9.35	$9.48	$10.13	$8.38	$7.09
Number of accumulation units outstanding at end of period	0	0	128	128	127	127	2,282	2,282	4,818	4,821
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$32.90	$24.91	$25.41	$19.68	$19.03	$17.97	$15.90	$12.20	$10.38	$10.46
Value at end of period	$42.85	$32.90	$24.91	$25.41	$19.68	$19.03	$17.97	$15.90	$12.20	$10.38
Number of accumulation units outstanding at end of period	5,222	4,844	3,848	3,144	2,268	1,804	1,372	1,033	1,033	1,033
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.91	$15.99	$17.43	$15.43	$13.62	$14.32	$13.08	$10.04	$8.80	$8.48
Value at end of period	$21.05	$19.91	$15.99	$17.43	$15.43	$13.62	$14.32	$13.08	$10.04	$8.80
Number of accumulation units outstanding at end of period	7,447	6,257	6,140	6,364	7,132	7,812	8,027	13,254	6,537	17,822
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$49.12	$38.17	$41.46	$33.31	$31.21	$31.20	$28.81	$21.94	$19.31	$19.50
Value at end of period	$68.98	$49.12	$38.17	$41.46	$33.31	$31.21	$31.20	$28.81	$21.94	$19.31
Number of accumulation units outstanding at end of period	2,393	1,099	1,838	1,423	889	440	473	543	289	114

CFI 357

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$28.33	$22.65	$27.06	$22.91	$20.30	$20.59	$19.59	$14.16	$12.35	$12.15
Value at end of period	$35.62	$28.33	$22.65	$27.06	$22.91	$20.30	$20.59	$19.59	$14.16	$12.35
Number of accumulation units outstanding at end of period	2,277	2,989	2,139	1,642	2,310	2,471	1,005	98	0	6,768
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$41.72	$33.22	$39.68	$35.83	$28.93	$29.30	$27.64	$20.17	$17.70	$17.27
Value at end of period	$46.61	$41.72	$33.22	$39.68	$35.83	$28.93	$29.30	$27.64	$20.17	$17.70
Number of accumulation units outstanding at end of period	864	2,382	1,667	829	69	10	10	10	19	35
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$22.62	$19.80	$20.73	$18.85	$17.92	$18.05	$17.02	$15.25	$13.65	$13.54
Value at end of period	$24.86	$22.62	$19.80	$20.73	$18.85	$17.92	$18.05	$17.02	$15.25	$13.65
Number of accumulation units outstanding at end of period	11,934	12,334	12,933	8,885	7,070	4,720	2,141	370	16	806
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$25.33	$23.33
Value at end of period	$28.83	$25.33
Number of accumulation units outstanding at end of period	4,397	1,566
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2018)
Value at beginning of period	$24.13	$20.34	$20.83
Value at end of period	$27.07	$24.13	$20.34
Number of accumulation units outstanding at end of period	3,696	4,343	1,300
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$25.63	$21.45	$23.81	$21.58	$18.81	$19.30	$17.80	$14.32	$12.76	$12.43
Value at end of period	$28.04	$25.63	$21.45	$23.81	$21.58	$18.81	$19.30	$17.80	$14.32	$12.76
Number of accumulation units outstanding at end of period	19,100	22,650	30,898	23,525	17,170	12,575	7,980	5,178	10,653	28,175
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$31.60	$24.09	$27.90	$20.54	$20.60	$19.88	$19.53	$15.44	$12.75	$12.84
Value at end of period	$40.17	$31.60	$24.09	$27.90	$20.54	$20.60	$19.88	$19.53	$15.44	$12.75
Number of accumulation units outstanding at end of period	9,080	8,096	6,203	5,458	8,973	8,223	7,887	13,719	13,986	15,370
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2013)
Value at beginning of period	$42.42	$31.07	$32.27	$25.99	$24.31	$23.95	$21.53	$20.56
Value at end of period	$55.65	$42.42	$31.07	$32.27	$25.99	$24.31	$23.95	$21.53
Number of accumulation units outstanding at end of period	8,188	6,918	4,595	3,434	2,234	2,200	1,629	413
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2011)
Value at beginning of period	$46.88	$36.02	$36.59	$27.53	$27.26	$24.72	$22.86	$16.50	$13.94	$14.19
Value at end of period	$63.76	$46.88	$36.02	$36.59	$27.53	$27.26	$24.72	$22.86	$16.50	$13.94
Number of accumulation units outstanding at end of period	7,320	8,637	6,624	4,198	2,114	2,335	2,580	3,430	21,800	3,950

CFI 358

Condensed Financial Information (continued)

TABLE 45
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during April 2018)
Value at beginning of period	$35.61	$26.79	$27.51
Value at end of period	$47.99	$35.61	$26.79
Number of accumulation units outstanding at end of period	1,853	1,777	1,689
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2011)
Value at beginning of period	$38.12	$28.86	$28.38	$22.17	$20.76	$21.00	$18.56	$15.22	$13.79	$14.34
Value at end of period	$50.26	$38.12	$28.86	$28.38	$22.17	$20.76	$21.00	$18.56	$15.22	$13.79
Number of accumulation units outstanding at end of period	4,847	4,530	5,070	0	324	266	181	93	93	93
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2011)
Value at beginning of period	$30.45	$24.49	$26.04	$21.56	$19.86	$20.60	$19.02	$14.77	$13.58	$13.41
Value at end of period	$34.44	$30.45	$24.49	$26.04	$21.56	$19.86	$20.60	$19.02	$14.77	$13.58
Number of accumulation units outstanding at end of period	5,658	5,049	5,557	0	368	309	220	185	135	133
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$13.12	$12.25	$12.66	$12.38	$11.91	$12.26	$12.03	$13.34	$12.60	$11.23
Value at end of period	$14.36	$13.12	$12.25	$12.66	$12.38	$11.91	$12.26	$12.03	$13.34	$12.60
Number of accumulation units outstanding at end of period	2,674	2,620	2,566	0	2,471	0	0	0	332	238
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during August 2018)
Value at beginning of period	$12.03	$10.33	$10.96
Value at end of period	$12.33	$12.03	$10.33
Number of accumulation units outstanding at end of period	110	110	110
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-4)
(Funds were first received in this option during April 2018)
Value at beginning of period	$13.94	$11.06	$13.22
Value at end of period	$17.27	$13.94	$11.06
Number of accumulation units outstanding at end of period	6,790	6,485	6,383
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2011)
Value at beginning of period	$24.08	$19.02	$20.53	$16.78	$15.03	$14.65	$13.55	$10.39	$8.94	$9.10
Value at end of period	$27.46	$24.08	$19.02	$20.53	$16.78	$15.03	$14.65	$13.55	$10.39	$8.94
Number of accumulation units outstanding at end of period	2,599	2,477	2,482	0	492	370	291	223	149	56
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-4)
(Funds were first received in this option during April 2018)
Value at beginning of period	$21.51	$16.67	$18.02
Value at end of period	$28.47	$21.51	$16.67
Number of accumulation units outstanding at end of period	281	561	632
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$21.68	$16.70	$18.63	$14.80	$14.10	$13.84	$13.70	$10.67	$8.81	$10.36
Value at end of period	$29.58	$21.68	$16.70	$18.63	$14.80	$14.10	$13.84	$13.70	$10.67	$8.81
Number of accumulation units outstanding at end of period	94	281	299	0	940	849	1,474	1,337	0	0

CFI 359

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
(Funds were first received in this option during April 2018)
Value at beginning of period	$13.27	$12.37	$12.25
Value at end of period	$14.58	$13.27	$12.37
Number of accumulation units outstanding at end of period	2,892	1,125	1,037
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$24.66	$19.40	$20.14	$16.09	$14.95	$14.30	$13.19	$9.93	$8.30	$8.79
Value at end of period	$33.73	$24.66	$19.40	$20.14	$16.09	$14.95	$14.30	$13.19	$9.93	$8.30
Number of accumulation units outstanding at end of period	5,817	5,663	5,250	0	23,838	21,773	23,168	25,943	28,766	27,276
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$23.28	$18.69	$19.42	$16.29	$14.48	$14.62	$13.25	$10.13	$9.07	$8.54
Value at end of period	$24.89	$23.28	$18.69	$19.42	$16.29	$14.48	$14.62	$13.25	$10.13	$9.07
Number of accumulation units outstanding at end of period	831	412	185	0	2,355	2,147	2,360	1,399	1,148	834
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during December 2012)
Value at beginning of period	$22.09	$19.28	$23.86	$21.55	$17.50	$19.68	$18.07	$12.60	$12.37
Value at end of period	$22.78	$22.09	$19.28	$23.86	$21.55	$17.50	$19.68	$18.07	$12.60
Number of accumulation units outstanding at end of period	332	292	257	0	11	0	576	3,430	2
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during April 2018)
Value at beginning of period	$25.61	$20.70	$23.95
Value at end of period	$27.97	$25.61	$20.70
Number of accumulation units outstanding at end of period	451	409	357
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during April 2018)
Value at beginning of period	$14.39	$11.22	$12.60
Value at end of period	$15.37	$14.39	$11.22
Number of accumulation units outstanding at end of period	19,952	19,005	19,781
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$14.56	$11.50	$12.17	$10.49	$10.15
Value at end of period	$15.38	$14.56	$11.50	$12.17	$10.49
Number of accumulation units outstanding at end of period	0	0	0	0	1,426
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$15.53	$12.49	$11.65	$9.41	$10.09	$10.68
Value at end of period	$18.41	$15.53	$12.49	$11.65	$9.41	$10.09
Number of accumulation units outstanding at end of period	0	0	0	0	1,495	999
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2018)
Value at beginning of period	$18.75	$15.18	$15.47
Value at end of period	$21.44	$18.75	$15.18
Number of accumulation units outstanding at end of period	682	670	661
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during October 2020)
Value at beginning of period	$10.64
Value at end of period	$11.55
Number of accumulation units outstanding at end of period	90

CFI 360

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during February 2012)
Value at beginning of period	$20.98	$15.90	$16.73	$15.74	$15.01	$14.40	$11.15	$10.90	$10.07
Value at end of period	$20.22	$20.98	$15.90	$16.73	$15.74	$15.01	$14.40	$11.15	$10.90
Number of accumulation units outstanding at end of period	339	493	546	0	358	207	223	170	104
COLUMBIA ACORN® FUND (INSTITUTIONAL CLASS)
Value at beginning of period	$25.05	$19.93	$21.16	$17.02	$15.54	$15.91	$15.89	$12.23	$10.45	$11.04
Value at end of period	$32.20	$25.05	$19.93	$21.16	$17.02	$15.54	$15.91	$15.89	$12.23	$10.45
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2018)
Value at beginning of period	$21.49	$16.49	$18.41
Value at end of period	$22.71	$21.49	$16.49
Number of accumulation units outstanding at end of period	386	344	307
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2018)
Value at beginning of period	$17.55	$13.83	$16.23
Value at end of period	$17.16	$17.55	$13.83
Number of accumulation units outstanding at end of period	686	745	655
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.48	$17.22	$18.53	$15.32	$14.29	$14.30	$12.87	$9.88	$8.55	$8.84
Value at end of period	$29.14	$22.48	$17.22	$18.53	$15.32	$14.29	$14.30	$12.87	$9.88	$8.55
Number of accumulation units outstanding at end of period	5,134	5,383	6,613	0	47,431	46,726	51,082	61,944	69,720	68,421
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$18.61	$14.71	$16.16	$14.42	$12.31	$12.92	$11.97	$9.41	$8.08	$8.07
Value at end of period	$19.70	$18.61	$14.71	$16.16	$14.42	$12.31	$12.92	$11.97	$9.41	$8.08
Number of accumulation units outstanding at end of period	44	0	0	0	13,037	12,539	12,328	11,721	11,400	10,496
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.75	$19.32	$19.49	$14.53	$14.53	$13.66	$12.36	$9.14	$8.03	$8.07
Value at end of period	$36.77	$25.75	$19.32	$19.49	$14.53	$14.53	$13.66	$12.36	$9.14	$8.03
Number of accumulation units outstanding at end of period	81	75	573	0	28,437	28,687	37,362	33,591	25,035	22,105
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$12.12	$9.55	$11.30	$8.74	$9.27	$9.02	$9.88	$7.63	$6.37	$7.75
Value at end of period	$13.90	$12.12	$9.55	$11.30	$8.74	$9.27	$9.02	$9.88	$7.63	$6.37
Number of accumulation units outstanding at end of period	0	0	0	0	1,176	1,103	1,034	1,622	1,504	1,362
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$22.15	$17.66	$20.42	$18.60	$14.39	$15.66	$15.68	$11.60	$9.87	$10.33
Value at end of period	$23.12	$22.15	$17.66	$20.42	$18.60	$14.39	$15.66	$15.68	$11.60	$9.87
Number of accumulation units outstanding at end of period	498	1,245	691	0	1,646	1,599	1,540	1,419	1,293	1,174
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$14.95	$12.15	$13.93	$10.41	$9.82	$11.51	$12.18	$11.32	$9.44	$11.61
Value at end of period	$17.39	$14.95	$12.15	$13.93	$10.41	$9.82	$11.51	$12.18	$11.32	$9.44
Number of accumulation units outstanding at end of period	4,890	5,833	5,552	0	3,129	3,352	3,947	4,742	7,079	9,398
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.02
Number of accumulation units outstanding at end of period	2,028

CFI 361

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during February 2015)
Value at beginning of period	$24.50	$19.62	$22.46	$19.67	$17.69	$18.63
Value at end of period	$14.27	$24.50	$19.62	$22.46	$19.67	$17.69
Number of accumulation units outstanding at end of period	0	1,143	1,078	0	15	14
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$23.91	$19.05	$21.40	$18.89	$16.12	$17.26	$15.53	$11.10	$9.48	$9.77
Value at end of period	$28.46	$23.91	$19.05	$21.40	$18.89	$16.12	$17.26	$15.53	$11.10	$9.48
Number of accumulation units outstanding at end of period	1,460	1,824	1,709	0	3,293	2,987	2,793	2,417	1,546	1,305
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$93.73	$69.05	$72.19	$57.12	$56.27	$53.99	$50.16	$36.06	$37.18
Value at end of period	$132.43	$93.73	$69.05	$72.19	$57.12	$56.27	$53.99	$50.16	$36.06
Number of accumulation units outstanding at end of period	0	26	39	0	455	455	455	119	119
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.39	$15.15	$16.84	$15.00	$13.70	$14.65	$13.65	$10.64	$9.41	$9.49
Value at end of period	$21.91	$19.39	$15.15	$16.84	$15.00	$13.70	$14.65	$13.65	$10.64	$9.41
Number of accumulation units outstanding at end of period	1,479	1,325	1,412	0	198	198	198	198	305	240
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during March 2016)
Value at beginning of period	$19.53	$13.10	$13.91	$10.55	$9.60
Value at end of period	$26.37	$19.53	$13.10	$13.91	$10.55
Number of accumulation units outstanding at end of period	200	282	733	0	180
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during April 2018)
Value at beginning of period	$12.11	$10.09	$11.63
Value at end of period	$13.03	$12.11	$10.09
Number of accumulation units outstanding at end of period	8	8	8
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during April 2018)
Value at beginning of period	$23.89	$19.29	$22.54
Value at end of period	$24.17	$23.89	$19.29
Number of accumulation units outstanding at end of period	2	105	105
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$16.64	$13.67	$16.21	$15.29	$13.23	$13.86	$12.52	$9.68	$8.51	$8.94
Value at end of period	$16.93	$16.64	$13.67	$16.21	$15.29	$13.23	$13.86	$12.52	$9.68	$8.51
Number of accumulation units outstanding at end of period	0	0	0	0	2,860	2,844	2,842	2,735	2,061	1,871
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during April 2018)
Value at beginning of period	$10.80	$10.32	$10.24
Value at end of period	$11.03	$10.80	$10.32
Number of accumulation units outstanding at end of period	524	224	534
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during April 2018)
Value at beginning of period	$11.31	$10.46	$10.37
Value at end of period	$12.22	$11.31	$10.46
Number of accumulation units outstanding at end of period	19	19	116

CFI 362

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during October 2013)
Value at beginning of period	$22.41	$17.97	$19.25	$16.39	$15.02	$15.22	$13.91	$12.81
Value at end of period	$26.51	$22.41	$17.97	$19.25	$16.39	$15.02	$15.22	$13.91
Number of accumulation units outstanding at end of period	418	459	791	0	1,070	202	0	519
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$16.33	$13.61	$14.30	$12.73	$12.12	$12.28	$11.45	$9.92	$8.98	$9.22
Value at end of period	$18.84	$16.33	$13.61	$14.30	$12.73	$12.12	$12.28	$11.45	$9.92	$8.98
Number of accumulation units outstanding at end of period	396	349	304	0	1,183	1,074	966	744	603	455
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during October 2018)
Value at beginning of period	$5.94	$5.34	$6.20
Value at end of period	$5.94	$5.94	$5.34
Number of accumulation units outstanding at end of period	548	203	19
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.36	$13.35	$13.75	$13.37	$12.80	$13.26	$12.96	$14.38	$13.32	$12.02
Value at end of period	$15.93	$14.36	$13.35	$13.75	$13.37	$12.80	$13.26	$12.96	$14.38	$13.32
Number of accumulation units outstanding at end of period	552	2,424	2,323	0	1,239	1,189	1,143	1,099	1,093	2,123
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.41	$16.20	$16.88	$15.86	$13.99	$14.67	$14.77	$13.28	$11.53	$11.82
Value at end of period	$18.72	$18.41	$16.20	$16.88	$15.86	$13.99	$14.67	$14.77	$13.28	$11.53
Number of accumulation units outstanding at end of period	1,655	1,615	2,345	0	1,047	922	803	687	498	460
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during March 2016)
Value at beginning of period	$10.83	$10.20	$10.22	$9.99	$10.13
Value at end of period	$11.62	$10.83	$10.20	$10.22	$9.99
Number of accumulation units outstanding at end of period	328	0	0	0	9
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$16.26	$16.28	$16.20	$15.94	$15.12	$15.91	$15.78	$15.56	$13.54	$13.97
Value at end of period	$15.43	$16.26	$16.28	$16.20	$15.94	$15.12	$15.91	$15.78	$15.56	$13.54
Number of accumulation units outstanding at end of period	1,646	1,690	1,509	0	1,489	1,534	1,351	1,160	2,903	2,640
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during February 2012)
Value at beginning of period	$4.75	$3.36	$3.85	$3.54	$2.44	$3.35	$3.69	$7.65	$9.60
Value at end of period	$2.86	$4.75	$3.36	$3.85	$3.54	$2.44	$3.35	$3.69	$7.65
Number of accumulation units outstanding at end of period	0	131	131	0	3,302	4,112	620	242	246
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.64
Number of accumulation units outstanding at end of period	131
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$16.74	$14.16	$15.31	$13.45	$12.57	$12.90	$12.24	$10.56	$9.37	$9.56
Value at end of period	$18.42	$16.74	$14.16	$15.31	$13.45	$12.57	$12.90	$12.24	$10.56	$9.37
Number of accumulation units outstanding at end of period	522	0	0	0	1,622	1,622	4,210	4,449	6,068	10,192
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during March 2016)
Value at beginning of period	$14.98	$11.73	$12.68	$10.70	$9.64
Value at end of period	$16.63	$14.98	$11.73	$12.68	$10.70
Number of accumulation units outstanding at end of period	739	662	612	0	48

CFI 363

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.03	$13.10	$13.47	$12.38	$11.73	$12.35	$12.39	$13.00	$12.14	$11.80
Value at end of period	$15.21	$14.03	$13.10	$13.47	$12.38	$11.73	$12.35	$12.39	$13.00	$12.14
Number of accumulation units outstanding at end of period	239	36	757	0	786	1,333	1,333	1,333	1,410	1,463
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.24	$10.96	$12.12	$9.87	$9.38	$10.02
Value at end of period	$13.03	$13.24	$10.96	$12.12	$9.87	$9.38
Number of accumulation units outstanding at end of period	3,686	2,940	408	0	4,040	4,078
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.99	$9.87	$9.79	$9.81	$9.86	$9.94	$10.01	$10.08	$10.16	$10.23
Value at end of period	$9.95	$9.99	$9.87	$9.79	$9.81	$9.86	$9.94	$10.01	$10.08	$10.16
Number of accumulation units outstanding at end of period	26,423	17,045	15,905	0	1,235	502	482	461	610	561
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.35	$17.47	$18.43	$15.43	$14.16	$14.47	$13.17	$10.16	$8.84	$8.93
Value at end of period	$26.02	$22.35	$17.47	$18.43	$15.43	$14.16	$14.47	$13.17	$10.16	$8.84
Number of accumulation units outstanding at end of period	8,400	7,945	7,578	0	15,739	17,163	16,714	21,927	22,529	23,495
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.29	$13.86
Value at end of period	$15.04	$14.29
Number of accumulation units outstanding at end of period	9,281	9,753
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.40	$17.84	$18.57	$17.62	$15.49	$15.92	$15.86	$15.13	$13.37	$12.90
Value at end of period	$21.39	$20.40	$17.84	$18.57	$17.62	$15.49	$15.92	$15.86	$15.13	$13.37
Number of accumulation units outstanding at end of period	0	0	1,554	0	702	798	862	826	751	1,327
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.22	$17.99	$19.45	$15.72	$14.37	$14.35	$12.70	$9.63	$8.47	$8.55
Value at end of period	$26.72	$23.22	$17.99	$19.45	$15.72	$14.37	$14.35	$12.70	$9.63	$8.47
Number of accumulation units outstanding at end of period	2,445	1,864	1,838	0	4,410	4,350	4,478	4,348	6,177	6,553
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$21.92	$17.38	$20.44	$18.13	$15.46	$15.86	$14.59	$10.92	$9.35	$9.53
Value at end of period	$23.55	$21.92	$17.38	$20.44	$18.13	$15.46	$15.86	$14.59	$10.92	$9.35
Number of accumulation units outstanding at end of period	705	311	382	0	4,341	4,745	4,522	4,356	4,042	4,191
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$21.20	$17.53	$20.17	$18.49	$14.63	$15.23	$14.55	$10.27	$9.21	$9.35
Value at end of period	$22.17	$21.20	$17.53	$20.17	$18.49	$14.63	$15.23	$14.55	$10.27	$9.21
Number of accumulation units outstanding at end of period	1,557	1,529	1,642	0	3,915	3,736	3,554	4,668	3,220	2,952
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2018)
Value at beginning of period	$23.01	$18.55	$20.09
Value at end of period	$26.29	$23.01	$18.55
Number of accumulation units outstanding at end of period	16,969	4,660	3,213
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.71	$14.41	$14.59	$14.00	$13.52	$13.54	$12.79	$12.90	$11.88	$11.13
Value at end of period	$16.81	$15.71	$14.41	$14.59	$14.00	$13.52	$13.54	$12.79	$12.90	$11.88
Number of accumulation units outstanding at end of period	21,412	20,602	20,981	0	1,291	2,310	4,634	13,883	15,404	14,637

CFI 364

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.76	$9.76	$11.40	$9.20	$9.19	$9.34	$10.00	$8.30	$7.04	$8.08
Value at end of period	$12.60	$11.76	$9.76	$11.40	$9.20	$9.19	$9.34	$10.00	$8.30	$7.04
Number of accumulation units outstanding at end of period	4,253	3,701	8,102	0	1,740	1,339	33	33	63	359
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$32.16	$24.40	$24.96	$19.38	$18.78	$17.79	$15.77	$12.14	$10.35	$10.32
Value at end of period	$41.78	$32.16	$24.40	$24.96	$19.38	$18.78	$17.79	$15.77	$12.14	$10.35
Number of accumulation units outstanding at end of period	6,429	5,633	5,307	0	17,266	17,088	14,481	3,387	3,625	3,481
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$20.28	$16.33	$17.85	$15.84	$14.01	$14.78	$13.52	$10.41	$9.15	$8.90
Value at end of period	$21.40	$20.28	$16.33	$17.85	$15.84	$14.01	$14.78	$13.52	$10.41	$9.15
Number of accumulation units outstanding at end of period	4,403	3,916	3,697	0	17,618	16,917	16,955	12,653	11,776	10,831
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$28.42	$22.14	$24.11	$19.42	$18.24	$18.28	$16.92	$12.92	$11.40	$11.54
Value at end of period	$39.81	$28.42	$22.14	$24.11	$19.42	$18.24	$18.28	$16.92	$12.92	$11.40
Number of accumulation units outstanding at end of period	6,391	6,037	6,281	0	5,563	5,664	5,183	4,713	2,760	1,907
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$47.47	$35.21	$35.82	$27.49	$25.99	$24.34	$21.68	$16.55	$14.56	$14.39
Value at end of period	$65.24	$47.47	$35.21	$35.82	$27.49	$25.99	$24.34	$21.68	$16.55	$14.56
Number of accumulation units outstanding at end of period	2,750	2,935	3,167	0	504	6,245	623	266	167	111
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.48	$20.32	$21.20	$17.43	$15.83	$15.62	$13.94	$10.63	$9.27	$9.11
Value at end of period	$32.03	$26.48	$20.32	$21.20	$17.43	$15.83	$15.62	$13.94	$10.63	$9.27
Number of accumulation units outstanding at end of period	3,273	2,958	3,592	0	11,719	813	337	190	188	49
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$30.93	$24.81	$26.83	$23.88	$20.87	$21.85	$19.62	$15.03	$13.06	$13.09
Value at end of period	$31.06	$30.93	$24.81	$26.83	$23.88	$20.87	$21.85	$19.62	$15.03	$13.06
Number of accumulation units outstanding at end of period	1,207	1,196	1,516	0	1,492	1,404	1,231	1,232	995	818
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$42.65	$31.94	$34.01	$27.55	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06
Value at end of period	$56.94	$42.65	$31.94	$34.01	$27.55	$25.99	$26.39	$23.93	$17.88	$15.59
Number of accumulation units outstanding at end of period	155	150	166	0	3,369	3,099	2,340	2,251	1,405	1,307
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.57	$19.82	$22.02	$18.81	$16.71	$17.32	$15.49	$11.63	$10.01	$10.28
Value at end of period	$29.60	$25.57	$19.82	$22.02	$18.81	$16.71	$17.32	$15.49	$11.63	$10.01
Number of accumulation units outstanding at end of period	5,626	5,258	6,922	0	8,099	8,186	6,481	425	492	368
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.51	$19.73	$22.40	$19.75	$16.43	$17.35	$16.66	$12.09	$10.50	$11.01
Value at end of period	$29.09	$24.51	$19.73	$22.40	$19.75	$16.43	$17.35	$16.66	$12.09	$10.50
Number of accumulation units outstanding at end of period	3,771	5,347	6,514	0	1,617	1,153	534	504	534	369
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.32	$19.49	$23.34	$19.81	$17.60	$17.89	$17.07	$12.37	$10.82	$10.81
Value at end of period	$30.50	$24.32	$19.49	$23.34	$19.81	$17.60	$17.89	$17.07	$12.37	$10.82
Number of accumulation units outstanding at end of period	2,293	2,089	1,787	0	1,927	1,734	1,970	1,730	558	438
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$23.04	$18.39	$22.02	$19.94	$16.14	$16.39	$15.50	$11.33	$9.97	$10.30
Value at end of period	$25.68	$23.04	$18.39	$22.02	$19.94	$16.14	$16.39	$15.50	$11.33	$9.97
Number of accumulation units outstanding at end of period	541	480	434	0	886	881	902	1,551	1,198	1,111

CFI 365

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.55	$13.26	$14.17	$12.38	$11.79	$11.88	$11.34	$9.82	$8.72	$9.07
Value at end of period	$17.52	$15.55	$13.26	$14.17	$12.38	$11.79	$11.88	$11.34	$9.82	$8.72
Number of accumulation units outstanding at end of period	368,561	372,280	375,907	0	10,872	9,358	0	0	901	901
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$16.30	$13.47	$14.81	$12.49	$11.85	$11.99	$11.43	$9.57	$8.38	$8.85
Value at end of period	$18.52	$16.30	$13.47	$14.81	$12.49	$11.85	$11.99	$11.43	$9.57	$8.38
Number of accumulation units outstanding at end of period	238,685	231,086	226,740	0	6,714	5,176	4,343	3,342	5,213	4,603
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.34	$13.29	$14.92	$12.39	$11.74	$11.94	$11.34	$9.25	$8.07	$8.58
Value at end of period	$18.86	$16.34	$13.29	$14.92	$12.39	$11.74	$11.94	$11.34	$9.25	$8.07
Number of accumulation units outstanding at end of period	187,899	178,838	184,826	0	6,321	5,123	4,276	3,342	3,834	4,000
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2016)
Value at beginning of period	$22.22	$17.98	$20.26	$16.77	$15.74
Value at end of period	$25.59	$22.22	$17.98	$20.26	$16.77
Number of accumulation units outstanding at end of period	73,519	66,580	53,590	0	6
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$16.56	$13.97	$15.08	$13.24	$12.55	$12.70	$12.03	$10.48	$9.29	$9.59
Value at end of period	$18.57	$16.56	$13.97	$15.08	$13.24	$12.55	$12.70	$12.03	$10.48	$9.29
Number of accumulation units outstanding at end of period	7,835	6,968	6,116	0	0	9	9	9	9	9
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.28	$13.61	$14.14	$13.03	$12.57	$12.65	$12.05	$11.35	$10.42	$10.46
Value at end of period	$16.97	$15.28	$13.61	$14.14	$13.03	$12.57	$12.65	$12.05	$11.35	$10.42
Number of accumulation units outstanding at end of period	119,876	137,085	144,480	0	218	214	211	208	205	201
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2018)
Value at beginning of period	$15.57	$13.65	$14.18
Value at end of period	$17.21	$15.57	$13.65
Number of accumulation units outstanding at end of period	5,984	5,452	4,870
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2016)
Value at beginning of period	$16.13	$14.15	$14.86	$13.54	$12.99
Value at end of period	$17.68	$16.13	$14.15	$14.86	$13.54
Number of accumulation units outstanding at end of period	0	0	220	0	7
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.78	$13.76	$15.12	$12.92	$12.18	$12.42	$11.74	$9.66	$8.47	$8.79
Value at end of period	$19.05	$16.78	$13.76	$15.12	$12.92	$12.18	$12.42	$11.74	$9.66	$8.47
Number of accumulation units outstanding at end of period	3,120	2,854	2,838	0	480	457	447	172	172	141
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$16.54	$13.97	$14.99	$13.19	$12.46	$12.63	$12.04
Value at end of period	$18.51	$16.54	$13.97	$14.99	$13.19	$12.46	$12.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4,789
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.89	$12.92	$13.06	$12.75	$12.55	$12.62	$12.02	$12.43	$12.06	$11.34
Value at end of period	$14.77	$13.89	$12.92	$13.06	$12.75	$12.55	$12.62	$12.02	$12.43	$12.06
Number of accumulation units outstanding at end of period	1,103	344	5,386	0	2,467	2,410	359	359	409	409

CFI 366

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.92	$20.76	$24.42	$22.14	$17.98	$18.44	$16.52	$12.67	$10.97	$11.41
Value at end of period	$27.66	$26.92	$20.76	$24.42	$22.14	$17.98	$18.44	$16.52	$12.67	$10.97
Number of accumulation units outstanding at end of period	4,102	4,015	3,937	0	253	0	0	0	0	15
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.54	$20.03	$20.58	$16.17	$15.47	$16.41	$15.84	$11.50	$9.68	$9.54
Value at end of period	$36.43	$27.54	$20.03	$20.58	$16.17	$15.47	$16.41	$15.84	$11.50	$9.68
Number of accumulation units outstanding at end of period	1,249	809	1,042	0	3,024	3,408	4,594	4,717	2,438	2,080
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.15	$13.85	$15.26	$13.88	$13.86	$14.16	$12.51	$12.12	$9.69	$10.29
Value at end of period	$16.20	$17.15	$13.85	$15.26	$13.88	$13.86	$14.16	$12.51	$12.12	$9.69
Number of accumulation units outstanding at end of period	2,775	2,779	3,307	0	707	598	521	455	404	245
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.12	$15.04	$16.40	$15.71	$15.19	$14.86	$11.53	$11.38	$9.93	$9.13
Value at end of period	$17.74	$19.12	$15.04	$16.40	$15.71	$15.19	$14.86	$11.53	$11.38	$9.93
Number of accumulation units outstanding at end of period	248	129	83	0	3,003	2,452	459	173	171	128
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$21.56	$16.32	$18.07	$14.98	$13.92	$13.62	$12.16	$9.09	$8.16	$8.63
Value at end of period	$25.99	$21.56	$16.32	$18.07	$14.98	$13.92	$13.62	$12.16	$9.09	$8.16
Number of accumulation units outstanding at end of period	4,808	3,819	3,794	0	0	0	0	0	30	30
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$19.25	$16.13	$19.76	$17.95	$14.62	$15.18	$14.66	$10.55	$9.31	$9.55
Value at end of period	$20.92	$19.25	$16.13	$19.76	$17.95	$14.62	$15.18	$14.66	$10.55	$9.31
Number of accumulation units outstanding at end of period	2,009	1,807	1,639	0	403	343	283	243	146	55
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.13	$16.19	$18.62	$15.94	$13.64	$14.61	$13.49	$10.07	$8.55	$8.80
Value at end of period	$19.88	$20.13	$16.19	$18.62	$15.94	$13.64	$14.61	$13.49	$10.07	$8.55
Number of accumulation units outstanding at end of period	0	0	0	0	1,970	1,969	1,970	1,970	1,969	1,969
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.64	$16.47	$18.33	$16.66	$14.56	$14.98	$13.85	$11.17	$9.97	$10.16
Value at end of period	$21.43	$19.64	$16.47	$18.33	$16.66	$14.56	$14.98	$13.85	$11.17	$9.97
Number of accumulation units outstanding at end of period	1,596	1,837	1,684	0	2,875	3,844	5,480	4,011	4,395	4,690
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.93	$16.10	$18.77	$16.61	$13.95	$14.48	$13.25	$9.97	$8.77	$9.03
Value at end of period	$20.36	$19.93	$16.10	$18.77	$16.61	$13.95	$14.48	$13.25	$9.97	$8.77
Number of accumulation units outstanding at end of period	360	310	273	0	885	867	881	5,297	4,366	4,688
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.29	$15.51	$18.01	$13.29	$13.36	$12.93	$12.73	$10.09	$8.35	$9.16
Value at end of period	$25.74	$20.29	$15.51	$18.01	$13.29	$13.36	$12.93	$12.73	$10.09	$8.35
Number of accumulation units outstanding at end of period	1,412	1,327	1,253	0	17,764	21,352	21,249	22,399	20,302	20,741
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.84	$9.82	$11.89	$8.38	$7.47	$8.94	$8.93	$9.54	$8.07	$9.95
Value at end of period	$17.00	$12.84	$9.82	$11.89	$8.38	$7.47	$8.94	$8.93	$9.54	$8.07
Number of accumulation units outstanding at end of period	992	873	845	0	3,012	2,720	2,501	3,075	2,518	2,014
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$24.01	$19.17	$21.99	$19.48	$17.12	$17.78	$15.58	$11.94	$10.02	$9.92
Value at end of period	$23.90	$24.01	$19.17	$21.99	$19.48	$17.12	$17.78	$15.58	$11.94	$10.02
Number of accumulation units outstanding at end of period	2,131	1,912	2,018	0	2,252	2,334	924	558	385	227

CFI 367

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2018)
Value at beginning of period	$26.26	$20.94	$23.37
Value at end of period	$30.32	$26.26	$20.94
Number of accumulation units outstanding at end of period	2,518	2,383	2,617
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.31	$21.31	$21.37	$18.70	$17.44	$16.70	$15.00	$12.37	$10.88	$10.66
Value at end of period	$30.80	$26.31	$21.31	$21.37	$18.70	$17.44	$16.70	$15.00	$12.37	$10.88
Number of accumulation units outstanding at end of period	18,342	18,606	21,052	0	6,168	4,675	4,534	3,096	1,977	1,603
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.43	$21.62	$22.51	$18.17	$17.04	$16.83	$15.16	$11.30	$9.81	$10.26
Value at end of period	$38.52	$29.43	$21.62	$22.51	$18.17	$17.04	$16.83	$15.16	$11.30	$9.81
Number of accumulation units outstanding at end of period	634	1,021	931	0	18,036	18,834	18,937	18,143	18,431	18,164
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.67	$15.68	$17.42	$15.10	$12.81	$13.86	$13.00	$10.09	$8.68	$8.82
Value at end of period	$19.71	$19.67	$15.68	$17.42	$15.10	$12.81	$13.86	$13.00	$10.09	$8.68
Number of accumulation units outstanding at end of period	10,297	7,776	9,192	0	1,077	1,018	1,102	5,774	5,213	5,044
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$30.00	$23.10	$23.53	$17.75	$17.62	$16.02	$14.85	$10.74	$9.10	$9.27
Value at end of period	$40.70	$30.00	$23.10	$23.53	$17.75	$17.62	$16.02	$14.85	$10.74	$9.10
Number of accumulation units outstanding at end of period	9,435	9,506	9,324	0	10,961	11,136	9,042	7,687	6,898	6,053
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$11.84	$9.35	$10.97	$8.64	$8.54	$8.69	$8.85	$7.80	$6.62	$7.61
Value at end of period	$13.46	$11.84	$9.35	$10.97	$8.64	$8.54	$8.69	$8.85	$7.80	$6.62
Number of accumulation units outstanding at end of period	295	413	502	0	493	478	36	36	36	560
WANGER INTERNATIONAL
Value at beginning of period	$15.00	$11.62	$14.23	$10.79	$11.02	$11.09	$11.69	$9.63	$7.98	$9.42
Value at end of period	$17.02	$15.00	$11.62	$14.23	$10.79	$11.02	$11.09	$11.69	$9.63	$7.98
Number of accumulation units outstanding at end of period	1,692	1,582	1,566	0	0	100	100	100	114	114
WANGER SELECT
Value at beginning of period	$20.53	$16.00	$18.40	$14.64	$13.01	$13.07	$12.77	$9.56	$8.13	$9.95
Value at end of period	$25.81	$20.53	$16.00	$18.40	$14.64	$13.01	$13.07	$12.77	$9.56	$8.13
Number of accumulation units outstanding at end of period	11	274	548	0	1,097	1,173	3,055	2,988	2,942	3,246
WANGER USA
Value at beginning of period	$26.67	$20.50	$20.96	$17.66	$15.65	$15.86	$15.25	$11.49	$9.64	$10.07
Value at end of period	$32.88	$26.67	$20.50	$20.96	$17.66	$15.65	$15.86	$15.25	$11.49	$9.64
Number of accumulation units outstanding at end of period	0	0	109	0	400	375	351	365	298	235
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2018)
Value at beginning of period	$23.30	$18.34	$20.95
Value at end of period	$23.40	$23.30	$18.34
Number of accumulation units outstanding at end of period	10	154	124

CFI 368

Condensed Financial Information (continued)

TABLE 46
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$23.89	$18.88	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15
Value at end of period	$27.24	$23.89	$18.88	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90
Number of accumulation units outstanding at end of period	233,790	258,531	269,906	285,741	298,870	306,719	330,406	366,219	396,533	456,739
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$37.35	$29.39	$30.53	$24.41	$22.69	$21.71	$20.03	$15.09	$12.62	$13.37
Value at end of period	$51.06	$37.35	$29.39	$30.53	$24.41	$22.69	$21.71	$20.03	$15.09	$12.62
Number of accumulation units outstanding at end of period	109,572	119,235	126,503	130,762	139,752	147,255	157,397	155,334	158,034	157,239
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$32.08	$25.77	$26.78	$22.47	$19.99	$20.19	$18.31	$14.00	$12.55	$11.82
Value at end of period	$34.27	$32.08	$25.77	$26.78	$22.47	$19.99	$20.19	$18.31	$14.00	$12.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during January 2015)
Value at beginning of period	$21.99	$19.20	$23.77	$21.48	$17.45	$19.12
Value at end of period	$22.65	$21.99	$19.20	$23.77	$21.48	$17.45
Number of accumulation units outstanding at end of period	44	32	20	9	5	5
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$48.69	$39.45	$40.86	$36.77	$34.37	$35.42	$32.58	$27.83	$25.39	$24.47
Value at end of period	$55.67	$48.69	$39.45	$40.86	$36.77	$34.37	$35.42	$32.58	$27.83	$25.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
COLUMBIA ACORN® FUND (INSTITUTIONAL CLASS)
(Funds were first received in this option during February 2016)
Value at beginning of period	$24.85	$19.79	$21.02	$16.92	$13.86
Value at end of period	$31.93	$24.85	$19.79	$21.02	$16.92
Number of accumulation units outstanding at end of period	0	347	249	157	81
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.98	$9.28	$10.62
Value at end of period	$12.56	$11.98	$9.28
Number of accumulation units outstanding at end of period	68,164	65,019	58,229
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$21.32	$16.37	$19.07	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76
Value at end of period	$22.52	$21.32	$16.37	$19.07	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26
Number of accumulation units outstanding at end of period	83,178	89,792	95,954	98,292	100,734	104,981	108,369	113,247	131,870	142,364
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$87.25	$66.84	$71.97	$59.53	$55.56	$55.63	$50.09	$38.46	$33.30	$34.44
Value at end of period	$113.01	$87.25	$66.84	$71.97	$59.53	$55.56	$55.63	$50.09	$38.46	$33.30
Number of accumulation units outstanding at end of period	113,739	123,635	124,740	125,305	134,894	143,167	146,119	154,741	168,652	179,268
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$53.81	$42.57	$46.79	$41.78	$35.68	$37.45	$34.73	$27.32	$23.47	$23.43
Value at end of period	$56.96	$53.81	$42.57	$46.79	$41.78	$35.68	$37.45	$34.73	$27.32	$23.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 369

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$64.93	$48.73	$49.21	$36.71	$36.71	$34.52	$31.27	$23.12	$20.32	$20.44
Value at end of period	$92.69	$64.93	$48.73	$49.21	$36.71	$36.71	$34.52	$31.27	$23.12	$20.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.44	$24.02	$28.42	$21.99	$23.35	$22.71	$24.90	$19.25	$16.07	$19.55
Value at end of period	$34.91	$30.44	$24.02	$28.42	$21.99	$23.35	$22.71	$24.90	$19.25	$16.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$41.85	$33.39	$38.64	$35.20	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62
Value at end of period	$43.67	$41.85	$33.39	$38.64	$35.20	$27.25	$29.66	$29.73	$22.00	$18.73
Number of accumulation units outstanding at end of period	49,852	49,464	44,296	41,795	40,185	40,418	38,582	36,744	35,557	36,658
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$101.79	$82.75	$94.95	$71.01	$66.97	$78.55	$83.18	$77.39	$64.55	$79.45
Value at end of period	$118.37	$101.79	$82.75	$94.95	$71.01	$66.97	$78.55	$83.18	$77.39	$64.55
Number of accumulation units outstanding at end of period	37,342	40,750	42,028	41,772	41,448	39,800	36,520	32,184	32,769	34,088
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$32.93	$26.25	$29.50	$26.05	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51
Value at end of period	$39.18	$32.93	$26.25	$29.50	$26.05	$22.25	$23.83	$21.46	$15.34	$13.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$21.49	$16.80	$18.69	$16.65	$15.22	$16.28	$15.18	$11.84	$10.48	$10.57
Value at end of period	$24.28	$21.49	$16.80	$18.69	$16.65	$15.22	$16.28	$15.18	$11.84	$10.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.70	$19.15	$23.19	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32
Value at end of period	$23.97	$23.70	$19.15	$23.19	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02
Number of accumulation units outstanding at end of period	61,036	64,256	66,604	68,491	77,257	74,362	79,596	77,513	78,918	83,694
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$26.52	$21.80	$25.86	$24.40	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31
Value at end of period	$26.97	$26.52	$21.80	$25.86	$24.40	$21.13	$22.14	$20.01	$15.48	$13.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$25.29	$20.29	$21.75	$18.52	$16.99	$17.22	$15.74	$11.50	$10.46	$10.88
Value at end of period	$29.90	$25.29	$20.29	$21.75	$18.52	$16.99	$17.22	$15.74	$11.50	$10.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$21.75	$18.14	$19.07	$16.99	$16.18	$16.40	$15.30	$13.26	$12.01	$12.33
Value at end of period	$25.08	$21.75	$18.14	$19.07	$16.99	$16.18	$16.40	$15.30	$13.26	$12.01
Number of accumulation units outstanding at end of period	6,368	6,349	5,990	7,509	7,432	12,461	11,535	15,579	12,417	11,636
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.60	$15.43	$15.90	$15.47	$14.82	$15.36	$15.01	$16.67	$15.45	$13.95
Value at end of period	$18.39	$16.60	$15.43	$15.90	$15.47	$14.82	$15.36	$15.01	$16.67	$15.45
Number of accumulation units outstanding at end of period	55,008	28,953	29,809	34,846	36,868	45,941	48,024	49,452	83,071	50,448
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$22.61	$19.91	$20.76	$19.51	$17.22	$18.07	$18.20	$16.37	$14.22	$14.58
Value at end of period	$22.98	$22.61	$19.91	$20.76	$19.51	$17.22	$18.07	$18.20	$16.37	$14.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 370

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$22.31	$22.35	$22.25	$21.91	$20.79	$21.89	$21.73	$21.43	$18.65	$19.26
Value at end of period	$21.16	$22.31	$22.35	$22.25	$21.91	$20.79	$21.89	$21.73	$21.43	$18.65
Number of accumulation units outstanding at end of period	10,080	9,271	8,919	10,261	11,049	13,425	13,109	16,054	19,340	18,543
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during November 2013)
Value at beginning of period	$4.73	$3.34	$3.84	$3.53	$2.44	$3.35	$3.68	$3.94
Value at end of period	$2.85	$4.73	$3.34	$3.84	$3.53	$2.44	$3.35	$3.68
Number of accumulation units outstanding at end of period	0	4,263	3,907	3,482	1,265	831	235	30
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.64
Number of accumulation units outstanding at end of period	1,293
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$51.70	$43.75	$47.34	$41.59	$38.89	$39.94	$37.90	$32.74	$29.04	$29.67
Value at end of period	$56.85	$51.70	$43.75	$47.34	$41.59	$38.89	$39.94	$37.90	$32.74	$29.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.04	$14.99	$15.42	$14.17	$13.44	$14.16	$14.21	$14.92	$13.94	$13.55
Value at end of period	$17.38	$16.04	$14.99	$15.42	$14.17	$13.44	$14.16	$14.21	$14.92	$13.94
Number of accumulation units outstanding at end of period	15,129	15,719	15,804	16,123	14,780	15,146	20,918	27,586	26,416	30,118
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.21	$10.94	$12.10	$9.86	$9.37	$10.02
Value at end of period	$12.99	$13.21	$10.94	$12.10	$9.86	$9.37
Number of accumulation units outstanding at end of period	124,272	135,581	126,558	122,774	127,766	142,194
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$15.61	$15.43	$15.32	$15.35	$15.44	$15.56	$15.69	$15.81	$15.93	$16.06
Value at end of period	$15.53	$15.61	$15.43	$15.32	$15.35	$15.44	$15.56	$15.69	$15.81	$15.93
Number of accumulation units outstanding at end of period	49,901	59,854	54,628	15,971	15,923	17,998	11,988	23,429	21,985	27,151
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$61.43	$48.05	$50.69	$42.46	$38.99	$39.87	$36.30	$28.01	$24.39	$24.65
Value at end of period	$71.46	$61.43	$48.05	$50.69	$42.46	$38.99	$39.87	$36.30	$28.01	$24.39
Number of accumulation units outstanding at end of period	4,675	4,527	4,191	4,591	3,551	2,144	1,505	2,137	1,860	897
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.24	$13.82
Value at end of period	$14.98	$14.24
Number of accumulation units outstanding at end of period	64,451	57,650
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$23.57	$20.62	$21.48	$20.38	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97
Value at end of period	$24.70	$23.57	$20.62	$21.48	$20.38	$17.93	$18.44	$18.38	$17.54	$15.51
Number of accumulation units outstanding at end of period	0	0	22,052	16,160	17,567	16,173	16,765	17,145	15,390	13,610
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$55.22	$42.80	$46.30	$37.44	$34.23	$34.21	$30.29	$22.97	$20.23	$20.41
Value at end of period	$63.49	$55.22	$42.80	$46.30	$37.44	$34.23	$34.21	$30.29	$22.97	$20.23
Number of accumulation units outstanding at end of period	1,045	970	1,065	0	0	0	0	0	0	0

CFI 371

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$54.29	$43.06	$50.68	$44.98	$38.38	$39.39	$36.24	$27.15	$23.25	$23.71
Value at end of period	$58.30	$54.29	$43.06	$50.68	$44.98	$38.38	$39.39	$36.24	$27.15	$23.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.08	$31.51	$36.26	$33.26	$26.33	$27.42	$26.22	$18.52	$16.61	$16.87
Value at end of period	$39.81	$38.08	$31.51	$36.26	$33.26	$26.33	$27.42	$26.22	$18.52	$16.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$33.10	$30.37	$30.78	$29.54	$28.54	$28.60	$27.03	$27.28	$25.14	$23.56
Value at end of period	$35.40	$33.10	$30.37	$30.78	$29.54	$28.54	$28.60	$27.03	$27.28	$25.14
Number of accumulation units outstanding at end of period	70,628	46,345	28,732	30,668	27,970	26,608	22,075	19,622	22,689	22,236
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.67	$9.69	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05
Value at end of period	$12.49	$11.67	$9.69	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02
Number of accumulation units outstanding at end of period	17,729	15,394	13,165	16,742	16,208	10,039	9,589	7,308	6,996	12,141
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$32.01	$24.31	$24.87	$19.32	$18.73	$17.75	$16.97
Value at end of period	$41.56	$32.01	$24.31	$24.87	$19.32	$18.73	$17.75
Number of accumulation units outstanding at end of period	45,023	44,721	38,761	19,078	16,200	15,763	19,091
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$19.11	$15.40	$16.83	$14.94	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42
Value at end of period	$20.15	$19.11	$15.40	$16.83	$14.94	$13.23	$13.96	$12.78	$9.84	$8.65
Number of accumulation units outstanding at end of period	50,001	49,889	49,651	52,678	56,536	64,861	71,425	40,327	49,984	53,420
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$41.96	$32.70	$35.63	$28.72	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12
Value at end of period	$58.75	$41.96	$32.70	$35.63	$28.72	$26.98	$27.06	$25.06	$19.14	$16.90
Number of accumulation units outstanding at end of period	161,122	166,254	168,580	163,916	34,014	31,977	26,613	29,630	0	0
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.28	$20.17	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08
Value at end of period	$31.77	$26.28	$20.17	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24
Number of accumulation units outstanding at end of period	161,044	162,498	162,631	165,966	174,615	173,463	179,830	179,244	205,320	213,760
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.37	$19.68	$21.87	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24
Value at end of period	$29.36	$25.37	$19.68	$21.87	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97
Number of accumulation units outstanding at end of period	75,533	81,010	80,534	86,330	89,723	93,522	89,796	94,083	107,543	117,352
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.32	$19.59	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98
Value at end of period	$28.85	$24.32	$19.59	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46
Number of accumulation units outstanding at end of period	16,533	15,861	15,312	14,985	12,511	10,787	7,240	4,435	2,077	1,734
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.71	$19.82	$23.75	$20.16	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03
Value at end of period	$30.98	$24.71	$19.82	$23.75	$20.16	$17.92	$18.23	$17.40	$12.61	$11.04
Number of accumulation units outstanding at end of period	0	0	0	0	85	74	61	55	0	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$72.47	$57.88	$69.33	$62.79	$50.85	$51.66	$48.88	$35.77	$31.48	$32.55
Value at end of period	$80.72	$72.47	$57.88	$69.33	$62.79	$50.85	$51.66	$48.88	$35.77	$31.48
Number of accumulation units outstanding at end of period	0	0	12	6	3	0	0	0	0	0

CFI 372

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$20.00	$17.07	$18.25	$15.96	$15.19	$15.33	$14.63	$12.68	$11.27	$11.72
Value at end of period	$22.53	$20.00	$17.07	$18.25	$15.96	$15.19	$15.33	$14.63	$12.68	$11.27
Number of accumulation units outstanding at end of period	53,493	43,388	47,085	43,719	40,780	40,161	27,726	26,758	23,064	18,626
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.77	$17.99	$19.79	$16.70	$15.85	$16.05	$15.31	$12.82	$11.23	$11.87
Value at end of period	$24.71	$21.77	$17.99	$19.79	$16.70	$15.85	$16.05	$15.31	$12.82	$11.23
Number of accumulation units outstanding at end of period	68,278	70,150	66,267	62,105	67,602	68,207	62,178	59,791	52,844	48,908
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.56	$18.35	$20.61	$17.13	$16.23	$16.52	$15.70	$12.82	$11.19	$11.89
Value at end of period	$26.02	$22.56	$18.35	$20.61	$17.13	$16.23	$16.52	$15.70	$12.82	$11.19
Number of accumulation units outstanding at end of period	55,345	48,004	44,972	42,730	40,403	37,089	31,046	33,230	29,612	24,824
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$22.11	$17.90	$20.18	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88	$11.80
Value at end of period	$25.45	$22.11	$17.90	$20.18	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88
Number of accumulation units outstanding at end of period	29,240	26,824	23,594	17,733	9,151	6,448	5,023	2,777	839	82
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.43	$13.87	$14.98	$13.16	$12.48	$12.63	$11.98	$10.44	$10.07
Value at end of period	$18.41	$16.43	$13.87	$14.98	$13.16	$12.48	$12.63	$11.98	$10.44
Number of accumulation units outstanding at end of period	1,495	1,196	1,115	1,390	1,174	1,008	581	490	341
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.46	$15.56	$16.18	$14.92	$14.39	$14.49	$13.81	$13.02	$11.95	$12.01
Value at end of period	$19.39	$17.46	$15.56	$16.18	$14.92	$14.39	$14.49	$13.81	$13.02	$11.95
Number of accumulation units outstanding at end of period	20,582	14,669	11,201	2,479	4,166	2,268	59	2,921	59	80
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.45	$13.55	$14.27	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93	$9.81
Value at end of period	$17.06	$15.45	$13.55	$14.27	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93
Number of accumulation units outstanding at end of period	164	147	117	115	23	18	16	67	475	61
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$32.58	$28.61	$30.05	$27.40	$26.13	$26.40	$24.96	$22.44	$20.14	$19.95
Value at end of period	$35.70	$32.58	$28.61	$30.05	$27.40	$26.13	$26.40	$24.96	$22.44	$20.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$38.06	$31.23	$34.34	$29.36	$27.68	$28.24	$26.71	$22.00	$19.28	$20.02
Value at end of period	$43.19	$38.06	$31.23	$34.34	$29.36	$27.68	$28.24	$26.71	$22.00	$19.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$35.09	$29.66	$31.83	$28.02	$26.49	$26.85	$25.37	$21.94	$19.47	$19.73
Value at end of period	$39.24	$35.09	$29.66	$31.83	$28.02	$26.49	$26.85	$25.37	$21.94	$19.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.78	$12.82	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30
Value at end of period	$14.65	$13.78	$12.82	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02
Number of accumulation units outstanding at end of period	27,599	22,853	15,701	12,431	9,574	10,084	12,690	12,311	11,111	11,375

CFI 373

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$34.17	$26.27	$28.05
Value at end of period	$40.04	$34.17	$26.27
Number of accumulation units outstanding at end of period	227	117	17
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$43.16	$33.29	$39.18	$35.55	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38
Value at end of period	$44.32	$43.16	$33.29	$39.18	$35.55	$28.88	$29.63	$26.55	$20.38	$17.65
Number of accumulation units outstanding at end of period	17,704	18,596	15,881	13,414	13,525	11,946	11,375	11,124	9,399	7,714
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$52.91	$38.50	$39.56	$31.11	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41
Value at end of period	$69.94	$52.91	$38.50	$39.56	$31.11	$29.77	$31.60	$30.52	$22.16	$18.67
Number of accumulation units outstanding at end of period	15,541	15,086	14,146	13,489	15,768	18,441	19,554	21,619	15,430	19,261
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.04	$13.77	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27
Value at end of period	$16.09	$17.04	$13.77	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67
Number of accumulation units outstanding at end of period	9,110	9,464	8,458	7,364	7,255	8,165	7,509	6,569	6,093	4,945
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$21.90	$17.23	$18.81	$18.02	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51
Value at end of period	$20.31	$21.90	$17.23	$18.81	$18.02	$17.43	$17.07	$13.25	$13.08	$11.41
Number of accumulation units outstanding at end of period	25,688	25,063	25,329	25,258	26,934	31,672	33,530	24,662	28,540	22,631
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$47.01	$35.62	$39.45	$32.71	$30.41	$29.77	$26.60	$19.90	$17.87	$18.90
Value at end of period	$56.65	$47.01	$35.62	$39.45	$32.71	$30.41	$29.77	$26.60	$19.90	$17.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.62	$17.29	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.11	$10.37
Value at end of period	$22.40	$20.62	$17.29	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$29.67	$23.88	$27.48	$23.54	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03
Value at end of period	$29.30	$29.67	$23.88	$27.48	$23.54	$20.15	$21.60	$19.95	$14.90	$12.65
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.44	$20.51	$22.84	$20.76	$18.15	$18.68	$17.29	$13.94	$12.46	$12.70
Value at end of period	$26.66	$24.44	$20.51	$22.84	$20.76	$18.15	$18.68	$17.29	$13.94	$12.46
Number of accumulation units outstanding at end of period	75,443	78,202	84,135	100,642	113,213	117,483	127,011	149,506	172,449	187,344
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.29	$21.25	$24.79	$21.94	$18.44	$19.15	$17.53	$13.20	$11.62	$11.97
Value at end of period	$26.84	$26.29	$21.25	$24.79	$21.94	$18.44	$19.15	$17.53	$13.20	$11.62
Number of accumulation units outstanding at end of period	7,861	6,927	7,429	10,322	7,887	4,498	4,776	5,559	4,941	3,553
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$30.13	$23.04	$26.76	$19.76	$19.88	$19.24	$18.96	$15.03	$12.45	$13.66
Value at end of period	$38.19	$30.13	$23.04	$26.76	$19.76	$19.88	$19.24	$18.96	$15.03	$12.45
Number of accumulation units outstanding at end of period	0	0	63	34	17	57	10	0	0	0
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.39	$24.03	$29.10	$20.51	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43
Value at end of period	$41.54	$31.39	$24.03	$29.10	$20.51	$18.30	$21.91	$21.89	$23.41	$19.81
Number of accumulation units outstanding at end of period	32	32	32	32	32	27	10	0	0	0

CFI 374

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$43.65	$34.86	$40.02	$35.48	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11
Value at end of period	$43.42	$43.65	$34.86	$40.02	$35.48	$31.18	$32.41	$28.41	$21.77	$18.29
Number of accumulation units outstanding at end of period	8,212	9,395	8,740	8,433	8,788	7,646	9,909	8,503	8,448	8,209
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$35.42	$28.25	$31.83	$27.76	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11
Value at end of period	$40.87	$35.42	$28.25	$31.83	$27.76	$23.02	$24.09	$22.41	$16.26	$13.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$34.12	$27.66	$27.74	$24.30	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89
Value at end of period	$39.93	$34.12	$27.66	$27.74	$24.30	$22.67	$21.71	$19.52	$16.10	$14.18
Number of accumulation units outstanding at end of period	162,663	130,867	101,442	84,155	86,815	91,306	92,446	87,958	76,613	67,554
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.56	$21.77	$22.73	$18.41	$17.31	$17.16	$15.49	$11.59	$13.53	$14.16
Value at end of period	$38.54	$29.56	$21.77	$22.73	$18.41	$17.31	$17.16	$15.49	$11.59	$13.53
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$34.71	$27.68	$30.77	$26.68	$22.64	$24.52	$23.00	$17.87	$15.37	$15.63
Value at end of period	$34.76	$34.71	$27.68	$30.77	$26.68	$22.64	$24.52	$23.00	$17.87	$15.37
Number of accumulation units outstanding at end of period	81,054	90,179	95,434	95,607	101,585	111,648	112,966	119,428	126,360	140,378
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$82.69	$63.71	$64.93	$49.00	$48.65	$44.26	$41.05	$29.71	$25.19	$25.67
Value at end of period	$112.12	$82.69	$63.71	$64.93	$49.00	$48.65	$44.26	$41.05	$29.71	$25.19
Number of accumulation units outstanding at end of period	30,119	28,377	27,554	25,127	28,115	32,236	31,274	34,284	36,541	32,697
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.94	$17.33	$20.34	$16.03	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16
Value at end of period	$24.92	$21.94	$17.33	$20.34	$16.03	$15.86	$16.14	$16.45	$14.51	$12.31
Number of accumulation units outstanding at end of period	9,453	8,818	9,596	8,717	8,411	8,074	6,794	5,600	4,394	4,444
WANGER INTERNATIONAL
Value at beginning of period	$16.56	$12.84	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44
Value at end of period	$18.78	$16.56	$12.84	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85
Number of accumulation units outstanding at end of period	37,665	37,181	41,451	33,086	27,880	26,302	20,871	14,393	11,373	15,138
WANGER SELECT
Value at beginning of period	$34.71	$27.06	$31.14	$24.78	$22.04	$22.16	$21.66	$16.22	$13.81	$16.90
Value at end of period	$43.61	$34.71	$27.06	$31.14	$24.78	$22.04	$22.16	$21.66	$16.22	$13.81
Number of accumulation units outstanding at end of period	33,902	37,822	37,902	37,161	37,920	37,309	38,443	39,545	43,198	38,446
WANGER USA
Value at beginning of period	$39.04	$30.02	$30.71	$25.89	$22.95	$23.28	$22.40	$16.88	$14.18	$14.81
Value at end of period	$48.12	$39.04	$30.02	$30.71	$25.89	$22.95	$23.28	$22.40	$16.88	$14.18
Number of accumulation units outstanding at end of period	19,833	19,077	18,865	16,363	15,373	14,144	12,804	14,831	17,837	13,202
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$42.83
Value at end of period	$54.91
Number of accumulation units outstanding at end of period	70

CFI 375

Condensed Financial Information (continued)

TABLE 47
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% EFFECTIVE MARCH 1, 2007
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
Value at beginning of period	$35.42	$26.67	$27.34	$21.62	$21.37	$21.02	$20.22	$15.13	$13.28	$14.12
Value at end of period	$47.71	$35.42	$26.67	$27.34	$21.62	$21.37	$21.02	$20.22	$15.13	$13.28
Number of accumulation units outstanding at end of period	659	659	420	556	398	47	47	47	46	46
ALLIANZGI LARGE-CAP VALUE FUND (INSTITUTIONAL CLASS)
Value at beginning of period	$18.76	$15.13	$16.83	$13.98	$12.32	$13.12	$11.85	$9.00	$7.95	$7.87
Value at end of period	$19.04	$18.76	$15.13	$16.83	$13.98	$12.32	$13.12	$11.85	$9.00	$7.95
Number of accumulation units outstanding at end of period	408	408	407	407	407	2,078	2,077	2,077	3,886	3,994
AMANA GROWTH FUND (INVESTOR SHARES)
Value at beginning of period	$37.91	$28.72	$28.26	$22.09	$20.69	$20.94	$18.51	$15.19	$13.77	$14.15
Value at end of period	$49.97	$37.91	$28.72	$28.26	$22.09	$20.69	$20.94	$18.51	$15.19	$13.77
Number of accumulation units outstanding at end of period	9,482	9,783	14,883	16,504	16,682	18,984	18,271	18,873	48,314	42,818
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$30.29	$24.37	$25.92	$21.47	$19.80	$20.54	$18.98	$14.75	$13.56	$13.41
Value at end of period	$34.24	$30.29	$24.37	$25.92	$21.47	$19.80	$20.54	$18.98	$14.75	$13.56
Number of accumulation units outstanding at end of period	31,037	32,090	34,511	39,576	42,132	45,013	54,174	62,356	113,744	94,262
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$13.05	$12.19	$12.61	$12.33	$11.87	$12.23	$12.00	$13.32	$12.58	$11.22
Value at end of period	$14.27	$13.05	$12.19	$12.61	$12.33	$11.87	$12.23	$12.00	$13.32	$12.58
Number of accumulation units outstanding at end of period	2,133	3,732	4,718	6,321	7,033	7,124	10,495	11,640	19,531	13,467
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$23.89	$18.88	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15
Value at end of period	$27.24	$23.89	$18.88	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90
Number of accumulation units outstanding at end of period	12,767	11,648	11,647	12,060	11,747	16,910	17,246	19,954	29,388	38,057
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$21.51	$16.58	$18.51	$14.71	$14.02	$13.77	$13.63	$10.62	$8.77	$10.32
Value at end of period	$29.34	$21.51	$16.58	$18.51	$14.71	$14.02	$13.77	$13.63	$10.62	$8.77
Number of accumulation units outstanding at end of period	640	740	739	4,963	5,008	5,008	519	994	3,484	2,676
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$13.17	$12.29	$12.40	$12.11	$11.88	$11.95	$11.41	$11.73	$11.17	$10.58
Value at end of period	$14.46	$13.17	$12.29	$12.40	$12.11	$11.88	$11.95	$11.41	$11.73	$11.17
Number of accumulation units outstanding at end of period	3,628	4,060	4,292	4,341	6,138	10,648	8,354	8,671	11,963	9,737
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$36.36	$28.61	$29.72	$23.76	$22.09	$21.14	$19.50	$14.69	$12.28	$13.02
Value at end of period	$49.71	$36.36	$28.61	$29.72	$23.76	$22.09	$21.14	$19.50	$14.69	$12.28
Number of accumulation units outstanding at end of period	14,615	18,133	21,018	22,392	23,785	30,956	36,072	40,334	68,037	82,585
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$31.06	$24.96	$25.93	$21.76	$19.35	$19.55	$17.73	$13.56	$12.15	$11.45
Value at end of period	$33.19	$31.06	$24.96	$25.93	$21.76	$19.35	$19.55	$17.73	$13.56	$12.15
Number of accumulation units outstanding at end of period	18,006	20,695	21,970	20,225	19,867	22,599	22,367	31,074	36,720	37,436

CFI 376

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
Value at beginning of period	$21.99	$19.20	$23.77	$21.48	$17.45	$19.63	$18.03	$12.58	$10.89	$11.75
Value at end of period	$22.65	$21.99	$19.20	$23.77	$21.48	$17.45	$19.63	$18.03	$12.58	$10.89
Number of accumulation units outstanding at end of period	23,966	25,215	27,487	33,697	35,798	38,265	42,252	49,287	44,261	41,973
ARIEL FUND (INVESTOR CLASS)
Value at beginning of period	$25.49	$20.61	$24.07	$20.93	$18.26	$19.19	$17.44	$12.15	$10.18	$11.57
Value at end of period	$27.82	$25.49	$20.61	$24.07	$20.93	$18.26	$19.19	$17.44	$12.15	$10.18
Number of accumulation units outstanding at end of period	4,711	4,890	11,041	5,032	5,142	7,141	5,612	7,804	6,120	6,051
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.28	$11.14	$12.60	$9.70	$10.82	$11.34	$11.55	$9.30	$7.47	$8.12
Value at end of period	$15.24	$14.28	$11.14	$12.60	$9.70	$10.82	$11.34	$11.55	$9.30	$7.47
Number of accumulation units outstanding at end of period	4,110	4,152	4,183	4,219	4,241	4,277	5,706	8,440	45,667	19,331
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$22.47	$18.21	$18.86	$16.97	$15.86	$16.35	$15.04	$12.85	$11.72	$11.30
Value at end of period	$25.70	$22.47	$18.21	$18.86	$16.97	$15.86	$16.35	$15.04	$12.85	$11.72
Number of accumulation units outstanding at end of period	4,954	4,955	4,954	5,447	5,449	5,449	5,447	5,446	9,912	9,516
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$20.89	$15.84	$16.67	$15.69	$14.98	$14.38	$11.13	$10.89	$9.48	$10.38
Value at end of period	$20.13	$20.89	$15.84	$16.67	$15.69	$14.98	$14.38	$11.13	$10.89	$9.48
Number of accumulation units outstanding at end of period	2,772	3,319	619	1,320	843	842	4,454	661	3,581	656
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.98	$9.28	$10.62
Value at end of period	$12.56	$11.98	$9.28
Number of accumulation units outstanding at end of period	3,290	1,845	1,844
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$21.32	$16.37	$19.07	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26	$9.76
Value at end of period	$22.52	$21.32	$16.37	$19.07	$16.96	$15.00	$15.95	$14.35	$10.71	$9.26
Number of accumulation units outstanding at end of period	4,059	4,140	4,293	5,267	5,759	6,022	8,969	9,026	8,964	10,759
COLUMBIA SELECT MID CAP VALUE FUND (CLASS INSTITUTIONAL)
Value at beginning of period	$21.95	$16.82	$19.54	$17.34	$15.30	$16.23	$14.56	$10.84	$9.35	$9.82
Value at end of period	$23.26	$21.95	$16.82	$19.54	$17.34	$15.30	$16.23	$14.56	$10.84	$9.35
Number of accumulation units outstanding at end of period	114	114	114	114	114	114	114	114	107	89
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.06	$26.86	$28.92	$23.92	$22.33	$22.36	$20.13	$15.46	$13.38	$13.84
Value at end of period	$45.42	$35.06	$26.86	$28.92	$23.92	$22.33	$22.36	$20.13	$15.46	$13.38
Number of accumulation units outstanding at end of period	118,651	132,189	147,103	160,249	173,061	197,699	217,869	272,430	438,638	451,227
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.85	$20.45	$22.48	$20.07	$17.14	$17.99	$16.68	$13.12	$11.28	$11.26
Value at end of period	$27.36	$25.85	$20.45	$22.48	$20.07	$17.14	$17.99	$16.68	$13.12	$11.28
Number of accumulation units outstanding at end of period	12,092	12,190	14,245	14,707	14,947	18,049	18,100	22,258	40,878	48,864
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$39.67	$29.77	$30.06	$22.42	$22.42	$21.09	$19.10	$14.12	$12.41	$12.49
Value at end of period	$56.62	$39.67	$29.77	$30.06	$22.42	$22.42	$21.09	$19.10	$14.12	$12.41
Number of accumulation units outstanding at end of period	23,656	22,336	28,466	28,527	20,798	23,234	29,783	30,734	63,688	62,805
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.83	$16.44	$19.45	$15.05	$15.98	$15.54	$17.04	$13.17	$11.00	$13.38
Value at end of period	$23.89	$20.83	$16.44	$19.45	$15.05	$15.98	$15.54	$17.04	$13.17	$11.00
Number of accumulation units outstanding at end of period	91	272	643	669	3,636	7,102	2,351	2,358	8,299	7,981

CFI 377

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$29.47	$23.52	$27.21	$24.79	$19.19	$20.89	$20.94	$15.49	$13.19	$13.82
Value at end of period	$30.76	$29.47	$23.52	$27.21	$24.79	$19.19	$20.89	$20.94	$15.49	$13.19
Number of accumulation units outstanding at end of period	3,373	3,479	4,587	4,628	9,365	4,750	5,638	5,818	24,291	23,224
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$34.68	$28.20	$32.35	$24.20	$22.82	$26.77	$28.34	$26.37	$21.99	$27.07
Value at end of period	$40.33	$34.68	$28.20	$32.35	$24.20	$22.82	$26.77	$28.34	$26.37	$21.99
Number of accumulation units outstanding at end of period	8,580	12,615	13,866	20,446	19,867	24,958	31,696	35,995	70,601	65,629
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.01
Number of accumulation units outstanding at end of period	252
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$24.37	$19.53	$22.36	$19.59	$17.63	$18.58	$17.92	$13.98	$12.77	$13.73
Value at end of period	$14.19	$24.37	$19.53	$22.36	$19.59	$17.63	$18.58	$17.92	$13.98	$12.77
Number of accumulation units outstanding at end of period	0	276	276	276	276	276	276	276	1,969	2,186
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$33.32	$26.56	$29.85	$26.36	$22.51	$24.11	$21.71	$15.52	$13.26	$13.67
Value at end of period	$39.64	$33.32	$26.56	$29.85	$26.36	$22.51	$24.11	$21.71	$15.52	$13.26
Number of accumulation units outstanding at end of period	6,599	7,406	7,625	7,646	7,819	7,971	11,893	13,798	14,942	15,390
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$93.36	$68.82	$71.98	$56.98	$56.16	$53.91	$50.12	$36.05	$37.18
Value at end of period	$131.85	$93.36	$68.82	$71.98	$56.98	$56.16	$53.91	$50.12	$36.05
Number of accumulation units outstanding at end of period	1,019	1,019	1,109	1,109	1,145	1,145	1,448	1,726	1,984
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$26.53	$20.73	$23.07	$20.55	$18.78	$20.09	$18.73	$14.61	$12.93	$13.04
Value at end of period	$29.96	$26.53	$20.73	$23.07	$20.55	$18.78	$20.09	$18.73	$14.61	$12.93
Number of accumulation units outstanding at end of period	386	410	410	695	724	1,091	1,237	1,277	2,936	3,369
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
Value at beginning of period	$23.70	$19.15	$23.19	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02	$11.32
Value at end of period	$23.97	$23.70	$19.15	$23.19	$21.30	$17.02	$17.79	$17.07	$12.69	$11.02
Number of accumulation units outstanding at end of period	9,372	10,916	11,679	15,884	16,784	19,817	20,678	23,476	33,180	18,883
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$22.15	$18.21	$21.60	$20.38	$17.65	$18.50	$16.72	$12.93	$11.38	$11.95
Value at end of period	$22.52	$22.15	$18.21	$21.60	$20.38	$17.65	$18.50	$16.72	$12.93	$11.38
Number of accumulation units outstanding at end of period	2,650	4,239	4,439	4,561	5,343	8,015	10,311	15,889	27,420	35,868
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during January 2014)
Value at beginning of period	$11.28	$10.43	$10.53	$10.29	$10.14	$10.22	$9.82
Value at end of period	$12.17	$11.28	$10.43	$10.53	$10.29	$10.14	$10.22
Number of accumulation units outstanding at end of period	3,035	6,441	6,599	6,783	10,859	11,877	10,719
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$25.42	$20.40	$21.87	$18.62	$17.08	$17.31	$15.82	$11.56	$10.52	$10.94
Value at end of period	$30.06	$25.42	$20.40	$21.87	$18.62	$17.08	$17.31	$15.82	$11.56	$10.52
Number of accumulation units outstanding at end of period	245	245	245	245	377	140	141	1,851	1,896	1,603

CFI 378

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$21.10	$17.61	$18.50	$16.48	$15.70	$15.91	$14.85	$12.87	$11.66	$11.97
Value at end of period	$24.34	$21.10	$17.61	$18.50	$16.48	$15.70	$15.91	$14.85	$12.87	$11.66
Number of accumulation units outstanding at end of period	233	832	832	1,420	1,420	1,420	1,420	2,054	2,828	4,823
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.40	$14.31	$14.75	$14.35	$13.75	$14.25	$13.93	$15.47	$14.34	$12.94
Value at end of period	$17.06	$15.40	$14.31	$14.75	$14.35	$13.75	$14.25	$13.93	$15.47	$14.34
Number of accumulation units outstanding at end of period	1,760	2,328	2,619	2,648	3,208	3,290	3,468	3,529	40,729	30,421
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$22.12	$19.48	$20.31	$19.09	$16.84	$17.68	$17.80	$16.02	$13.91	$14.26
Value at end of period	$22.49	$22.12	$19.48	$20.31	$19.09	$16.84	$17.68	$17.80	$16.02	$13.91
Number of accumulation units outstanding at end of period	896	909	915	1,840	1,885	1,936	1,103	1,730	3,319	4,853
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$19.74	$19.77	$19.68	$19.38	$18.40	$19.37	$19.22	$18.95	$16.50	$17.03
Value at end of period	$18.72	$19.74	$19.77	$19.68	$19.38	$18.40	$19.37	$19.22	$18.95	$16.50
Number of accumulation units outstanding at end of period	36,229	41,023	49,794	60,987	68,114	73,897	79,056	86,769	106,513	91,378
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during May 2011)
Value at beginning of period	$4.73	$3.34	$3.84	$3.53	$2.44	$3.35	$3.68	$7.64	$8.76	$9.77
Value at end of period	$2.85	$4.73	$3.34	$3.84	$3.53	$2.44	$3.35	$3.68	$7.64	$8.76
Number of accumulation units outstanding at end of period	0	38,274	3,697	53,669	69,637	4,130	61,668	71,637	49,272	819
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.64
Number of accumulation units outstanding at end of period	5,352
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$20.50	$17.35	$18.77	$16.49	$15.42	$15.83	$15.03	$12.98	$11.51	$11.76
Value at end of period	$22.54	$20.50	$17.35	$18.77	$16.49	$15.42	$15.83	$15.03	$12.98	$11.51
Number of accumulation units outstanding at end of period	23,953	40,046	54,203	58,421	61,061	69,467	72,930	83,943	137,873	153,281
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.36	$15.28	$15.72	$14.45	$13.70	$14.43	$14.49	$15.21	$14.21	$13.81
Value at end of period	$17.72	$16.36	$15.28	$15.72	$14.45	$13.70	$14.43	$14.49	$15.21	$14.21
Number of accumulation units outstanding at end of period	7,413	8,489	9,884	10,477	10,987	15,576	17,285	17,361	55,160	67,713
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.21	$10.94	$12.10	$9.86	$9.37	$10.02
Value at end of period	$12.99	$13.21	$10.94	$12.10	$9.86	$9.37
Number of accumulation units outstanding at end of period	4,105	4,103	3,658	3,880	5,785	5,919
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$12.07	$11.57	$11.56	$11.48	$11.39	$11.30	$10.85	$11.15	$10.92	$10.25
Value at end of period	$12.43	$12.07	$11.57	$11.56	$11.48	$11.39	$11.30	$10.85	$11.15	$10.92
Number of accumulation units outstanding at end of period	5,935	7,312	9,567	10,080	12,485	14,942	20,697	22,359	31,063	7,346
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.97	$10.85	$10.77	$10.79	$10.86	$10.94	$11.03	$11.12	$11.20	$11.29
Value at end of period	$10.92	$10.97	$10.85	$10.77	$10.79	$10.86	$10.94	$11.03	$11.12	$11.20
Number of accumulation units outstanding at end of period	12,497	4,945	28,666	10,588	10,385	30,365	9,196	8,047	29,163	32,119

CFI 379

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$30.63	$23.96	$25.28	$21.17	$19.44	$19.88	$18.10	$13.97	$12.16	$12.29
Value at end of period	$35.63	$30.63	$23.96	$25.28	$21.17	$19.44	$19.88	$18.10	$13.97	$12.16
Number of accumulation units outstanding at end of period	59,168	82,746	93,135	113,451	119,642	134,709	149,597	159,727	196,029	202,807
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.24	$13.82
Value at end of period	$14.98	$14.24
Number of accumulation units outstanding at end of period	4,247	5,099
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$23.85	$20.87	$21.73	$20.63	$18.14	$18.66	$18.60	$17.75	$15.69	$15.15
Value at end of period	$24.99	$23.85	$20.87	$21.73	$20.63	$18.14	$18.66	$18.60	$17.75	$15.69
Number of accumulation units outstanding at end of period	0	0	721	1,473	1,681	973	1,100	1,100	8,605	11,599
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.62	$23.73	$25.68	$20.77	$18.98	$18.97	$16.80	$12.74	$11.22	$11.32
Value at end of period	$35.21	$30.62	$23.73	$25.68	$20.77	$18.98	$18.97	$16.80	$12.74	$11.22
Number of accumulation units outstanding at end of period	29,924	34,582	41,075	38,491	37,424	47,562	55,028	66,720	100,895	105,309
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$29.79	$23.63	$27.81	$24.68	$21.06	$21.61	$19.88	$14.90	$12.76	$13.01
Value at end of period	$31.99	$29.79	$23.63	$27.81	$24.68	$21.06	$21.61	$19.88	$14.90	$12.76
Number of accumulation units outstanding at end of period	31,083	37,041	43,788	45,968	49,405	56,915	65,101	83,623	109,693	116,037
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.26	$22.56	$25.96	$23.80	$18.85	$19.63	$18.77	$13.26	$11.89	$12.07
Value at end of period	$28.50	$27.26	$22.56	$25.96	$23.80	$18.85	$19.63	$18.77	$13.26	$11.89
Number of accumulation units outstanding at end of period	6,731	5,179	5,979	7,890	10,534	10,797	14,319	21,449	21,416	24,022
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$22.90	$18.47	$20.39	$17.04	$15.92	$16.36	$15.51	$12.59	$10.95	$11.88
Value at end of period	$26.15	$22.90	$18.47	$20.39	$17.04	$15.92	$16.36	$15.51	$12.59	$10.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	36	99
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.21	$15.79	$16.01	$15.36	$14.84	$14.87	$14.06	$14.19	$13.07	$12.25
Value at end of period	$18.41	$17.21	$15.79	$16.01	$15.36	$14.84	$14.87	$14.06	$14.19	$13.07
Number of accumulation units outstanding at end of period	66,370	77,032	86,858	97,111	131,482	127,046	53,793	62,421	132,299	131,940
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.67	$9.69	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05
Value at end of period	$12.49	$11.67	$9.69	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02
Number of accumulation units outstanding at end of period	7,396	7,539	7,537	7,919	5,731	11,794	6,079	5,779	13,897	12,486
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$32.01	$24.31	$24.87	$19.32	$18.73	$17.75	$15.75	$12.12	$10.35	$10.32
Value at end of period	$41.56	$32.01	$24.31	$24.87	$19.32	$18.73	$17.75	$15.75	$12.12	$10.35
Number of accumulation units outstanding at end of period	35,791	38,732	43,084	43,226	49,192	57,788	62,987	55,824	110,836	53,568
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$19.21	$15.48	$16.92	$15.02	$13.30	$14.03	$12.85	$9.89	$8.70	$8.47
Value at end of period	$20.25	$19.21	$15.48	$16.92	$15.02	$13.30	$14.03	$12.85	$9.89	$8.70
Number of accumulation units outstanding at end of period	120,220	131,788	150,469	164,894	175,653	203,833	229,764	278,804	330,733	334,339
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$43.14	$33.62	$36.63	$29.52	$27.74	$27.82	$25.76	$19.68	$17.37	$17.60
Value at end of period	$60.40	$43.14	$33.62	$36.63	$29.52	$27.74	$27.82	$25.76	$19.68	$17.37
Number of accumulation units outstanding at end of period	20,439	22,664	25,518	26,310	8,830	9,552	11,484	12,624	17,841	7,756

CFI 380

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$47.22	$35.04	$35.67	$27.39	$25.91	$24.27	$21.63	$16.52	$14.54	$14.07
Value at end of period	$64.86	$47.22	$35.04	$35.67	$27.39	$25.91	$24.27	$21.63	$16.52	$14.54
Number of accumulation units outstanding at end of period	4,614	4,255	4,253	2,071	3,142	3,059	3,016	1,810	2,462	1,437
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$26.28	$20.17	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24	$9.08
Value at end of period	$31.77	$26.28	$20.17	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59	$9.24
Number of accumulation units outstanding at end of period	5,226	5,513	5,727	4,102	6,772	7,798	7,052	13,473	11,301	5,412
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$30.76	$24.69	$26.72	$23.79	$20.80	$21.79	$19.57	$15.01	$13.05	$13.08
Value at end of period	$30.88	$30.76	$24.69	$26.72	$23.79	$20.80	$21.79	$19.57	$15.01	$13.05
Number of accumulation units outstanding at end of period	1,700	2,162	2,181	2,578	2,559	1,207	1,207	1,207	1,448	1,143
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$42.42	$31.79	$33.86	$27.45	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05
Value at end of period	$56.61	$42.42	$31.79	$33.86	$27.45	$25.90	$26.32	$23.88	$17.84	$15.57
Number of accumulation units outstanding at end of period	482	376	376	376	671	671	436	637	1,633	1,210
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.37	$19.68	$21.87	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97	$10.24
Value at end of period	$29.36	$25.37	$19.68	$21.87	$18.69	$16.61	$17.23	$15.41	$11.58	$9.97
Number of accumulation units outstanding at end of period	6,015	4,145	4,187	3,195	2,299	2,428	2,629	3,183	3,936	2,157
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.32	$19.59	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98
Value at end of period	$28.85	$24.32	$19.59	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46
Number of accumulation units outstanding at end of period	590	728	801	731	1,188	1,210	1,240	1,217	4,744	6,294
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$36.57	$29.33	$35.14	$29.84	$26.52	$26.98	$25.75	$18.66	$16.33	$16.33
Value at end of period	$45.84	$36.57	$29.33	$35.14	$29.84	$26.52	$26.98	$25.75	$18.66	$16.33
Number of accumulation units outstanding at end of period	179	227	227	246	328	3,413	5,986	6,825	13,460	10,745
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$34.62	$27.65	$33.12	$30.00	$24.29	$24.68	$23.35	$17.09	$15.04	$15.55
Value at end of period	$38.56	$34.62	$27.65	$33.12	$30.00	$24.29	$24.68	$23.35	$17.09	$15.04
Number of accumulation units outstanding at end of period	20,313	24,275	27,136	28,596	30,798	32,930	37,111	42,878	71,566	70,168
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$20.23	$17.27	$18.47	$16.14	$15.37	$15.51	$14.81	$12.83	$11.40	$11.86
Value at end of period	$22.79	$20.23	$17.27	$18.47	$16.14	$15.37	$15.51	$14.81	$12.83	$11.40
Number of accumulation units outstanding at end of period	28,515	31,281	30,738	30,942	33,223	35,018	44,914	41,919	39,768	38,196
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$22.02	$18.21	$20.02	$16.90	$16.03	$16.24	$15.49	$12.98	$11.36	$12.01
Value at end of period	$25.01	$22.02	$18.21	$20.02	$16.90	$16.03	$16.24	$15.49	$12.98	$11.36
Number of accumulation units outstanding at end of period	16,433	16,438	16,432	16,671	24,599	24,990	26,241	32,151	39,411	40,732
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.82	$18.57	$20.85	$17.34	$16.42	$16.72	$15.88	$12.97	$11.32	$12.03
Value at end of period	$26.33	$22.82	$18.57	$20.85	$17.34	$16.42	$16.72	$15.88	$12.97	$11.32
Number of accumulation units outstanding at end of period	29,424	29,701	25,925	25,916	20,962	21,346	21,374	23,074	23,462	21,052
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$22.11	$17.90	$20.18	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88	$10.16
Value at end of period	$25.45	$22.11	$17.90	$20.18	$16.72	$15.83	$16.10	$15.27	$12.47	$10.88
Number of accumulation units outstanding at end of period	536	536	536	536	536	536	536	536	351	43

CFI 381

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$16.43	$13.87	$14.98	$13.16	$12.48	$12.63	$11.98	$10.44	$9.25	$9.56
Value at end of period	$18.41	$16.43	$13.87	$14.98	$13.16	$12.48	$12.63	$11.98	$10.44	$9.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.66	$15.74	$16.37	$15.09	$14.56	$14.67	$13.98	$13.17	$12.10	$12.15
Value at end of period	$19.62	$17.66	$15.74	$16.37	$15.09	$14.56	$14.67	$13.98	$13.17	$12.10
Number of accumulation units outstanding at end of period	13,960	13,966	13,962	24,737	24,745	24,821	124	124	1,382	1,079
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$15.45	$13.55	$14.27	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93	$10.08
Value at end of period	$17.06	$15.45	$13.55	$14.27	$13.04	$12.41	$12.56	$11.99	$11.04	$9.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	226	36
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$19.14	$16.81	$17.65	$16.10	$15.36	$15.51	$14.66	$13.19	$11.83	$11.72
Value at end of period	$20.98	$19.14	$16.81	$17.65	$16.10	$15.36	$15.51	$14.66	$13.19	$11.83
Number of accumulation units outstanding at end of period	2,975	2,977	2,975	2,977	6,010	6,483	3,523	3,524	4,649	4,544
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.82	$17.90	$19.69	$16.84	$15.87	$16.19	$15.31	$12.61	$11.06	$11.48
Value at end of period	$24.76	$21.82	$17.90	$19.69	$16.84	$15.87	$16.19	$15.31	$12.61	$11.06
Number of accumulation units outstanding at end of period	1,000	1,029	4,929	4,934	4,904	4,529	3,624	4,409	19,015	17,552
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$20.62	$17.43	$18.70	$16.46	$15.56	$15.78	$14.91	$12.89	$11.44	$11.60
Value at end of period	$23.06	$20.62	$17.43	$18.70	$16.46	$15.56	$15.78	$14.91	$12.89	$11.44
Number of accumulation units outstanding at end of period	1,612	1,612	1,687	1,866	1,866	1,866	1,866	3,134	8,892	8,463
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.78	$12.82	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30
Value at end of period	$14.65	$13.78	$12.82	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02
Number of accumulation units outstanding at end of period	99	144	145	145	662	641	721	816	4,307	3,219
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$35.13	$27.10	$31.89	$28.93	$23.51	$24.12	$21.61	$16.59	$14.37	$14.96
Value at end of period	$36.08	$35.13	$27.10	$31.89	$28.93	$23.51	$24.12	$21.61	$16.59	$14.37
Number of accumulation units outstanding at end of period	3,946	4,918	5,953	6,305	7,576	7,510	6,817	7,531	13,445	10,530
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$37.48	$27.27	$28.03	$22.04	$21.09	$22.38	$21.62	$15.70	$13.22	$13.04
Value at end of period	$49.55	$37.48	$27.27	$28.03	$22.04	$21.09	$22.38	$21.62	$15.70	$13.22
Number of accumulation units outstanding at end of period	8,351	7,779	9,206	8,635	8,862	10,202	14,139	14,665	46,456	38,716
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$17.04	$13.77	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27
Value at end of period	$16.09	$17.04	$13.77	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67
Number of accumulation units outstanding at end of period	1,339	1,372	1,397	1,546	2,003	2,026	4,760	4,913	10,857	9,544
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$22.02	$17.32	$18.91	$18.12	$17.52	$17.16	$13.32	$13.15	$11.47	$10.56
Value at end of period	$20.42	$22.02	$17.32	$18.91	$18.12	$17.52	$17.16	$13.32	$13.15	$11.47
Number of accumulation units outstanding at end of period	7,067	7,545	4,988	5,947	6,028	7,359	10,757	9,642	17,845	21,133
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$28.39	$21.51	$23.83	$19.76	$18.37	$17.98	$16.07	$12.02	$10.79	$11.41
Value at end of period	$34.21	$28.39	$21.51	$23.83	$19.76	$18.37	$17.98	$16.07	$12.02	$10.79
Number of accumulation units outstanding at end of period	2,573	2,573	2,573	2,752	2,751	2,752	2,352	2,351	2,371	2,459

CFI 382

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.72	$17.38	$21.30	$19.36	$15.77	$16.38	$15.83	$11.40	$10.06	$10.42
Value at end of period	$22.52	$20.72	$17.38	$21.30	$19.36	$15.77	$16.38	$15.83	$11.40	$10.06
Number of accumulation units outstanding at end of period	763	763	763	763	763	850	850	1,404	3,632	2,332
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$25.11	$20.21	$23.25	$19.92	$17.05	$18.27	$16.88	$12.60	$10.71	$11.02
Value at end of period	$24.79	$25.11	$20.21	$23.25	$19.92	$17.05	$18.27	$16.88	$12.60	$10.71
Number of accumulation units outstanding at end of period	10,940	12,837	14,427	14,512	19,193	23,483	23,845	28,481	35,218	36,474
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$25.08	$21.05	$23.44	$21.30	$18.63	$19.17	$17.74	$14.31	$12.79	$13.03
Value at end of period	$27.36	$25.08	$21.05	$23.44	$21.30	$18.63	$19.17	$17.74	$14.31	$12.79
Number of accumulation units outstanding at end of period	15,404	17,820	24,923	25,388	27,139	31,296	34,244	31,036	40,133	56,500
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.61	$21.50	$25.08	$22.20	$18.66	$19.38	$17.74	$13.36	$11.75	$12.11
Value at end of period	$27.16	$26.61	$21.50	$25.08	$22.20	$18.66	$19.38	$17.74	$13.36	$11.75
Number of accumulation units outstanding at end of period	0	0	0	497	497	3,505	3,505	4,528	21,683	18,462
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$31.17	$23.84	$27.68	$20.44	$20.56	$19.91	$19.61	$15.55	$12.88	$14.13
Value at end of period	$39.51	$31.17	$23.84	$27.68	$20.44	$20.56	$19.91	$19.61	$15.55	$12.88
Number of accumulation units outstanding at end of period	30,609	33,840	36,888	40,227	43,067	48,373	51,103	71,938	121,463	126,644
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$31.76	$24.31	$29.44	$20.75	$18.52	$22.17	$22.14	$23.68	$20.04	$24.72
Value at end of period	$42.03	$31.76	$24.31	$29.44	$20.75	$18.52	$22.17	$22.14	$23.68	$20.04
Number of accumulation units outstanding at end of period	435	435	766	1,601	7,297	1,349	3,737	3,732	4,770	4,237
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$31.49	$25.15	$28.87	$25.59	$22.49	$23.38	$20.50	$15.71	$13.19	$13.06
Value at end of period	$31.32	$31.49	$25.15	$28.87	$25.59	$22.49	$23.38	$20.50	$15.71	$13.19
Number of accumulation units outstanding at end of period	41,944	44,712	50,124	55,887	61,356	65,859	71,699	78,732	84,847	72,069
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$35.84	$28.58	$32.20	$28.09	$23.29	$24.37	$22.68	$16.45	$13.97	$14.27
Value at end of period	$41.35	$35.84	$28.58	$32.20	$28.09	$23.29	$24.37	$22.68	$16.45	$13.97
Number of accumulation units outstanding at end of period	3,959	3,841	4,172	4,103	4,098	4,180	6,989	8,251	4,709	5,198
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$34.53	$27.99	$28.07	$24.58	$22.93	$21.97	$19.75	$16.29	$14.34	$14.05
Value at end of period	$40.41	$34.53	$27.99	$28.07	$24.58	$22.93	$21.97	$19.75	$16.29	$14.34
Number of accumulation units outstanding at end of period	78,116	78,411	98,858	102,871	129,778	135,092	149,345	193,033	291,027	257,806
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$42.74	$31.40	$32.71	$26.42	$24.79	$24.50	$22.08	$16.47	$14.29	$14.96
Value at end of period	$55.90	$42.74	$31.40	$32.71	$26.42	$24.79	$24.50	$22.08	$16.47	$14.29
Number of accumulation units outstanding at end of period	14,626	14,813	16,446	20,487	24,953	26,016	30,031	39,463	65,087	68,263
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.08	$20.79	$23.11	$20.05	$17.01	$18.42	$17.28	$13.43	$11.55	$11.74
Value at end of period	$26.11	$26.08	$20.79	$23.11	$20.05	$17.01	$18.42	$17.28	$13.43	$11.55
Number of accumulation units outstanding at end of period	3,555	3,579	3,580	3,604	3,577	3,872	7,502	7,181	36,302	29,804
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$42.74	$32.93	$33.56	$25.33	$25.15	$22.88	$21.22	$15.36	$13.02	$13.27
Value at end of period	$57.96	$42.74	$32.93	$33.56	$25.33	$25.15	$22.88	$21.22	$15.36	$13.02
Number of accumulation units outstanding at end of period	20,558	25,626	26,555	26,592	27,434	29,791	32,196	35,852	50,728	55,306

CFI 383

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.20	$17.53	$20.58	$16.22	$16.05	$16.33	$16.65	$14.68	$12.46	$14.33
Value at end of period	$25.21	$22.20	$17.53	$20.58	$16.22	$16.05	$16.33	$16.65	$14.68	$12.46
Number of accumulation units outstanding at end of period	654	760	1,978	5,177	5,178	7,960	5,310	6,971	10,917	9,903
WANGER INTERNATIONAL
Value at beginning of period	$16.56	$12.84	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44
Value at end of period	$18.78	$16.56	$12.84	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85
Number of accumulation units outstanding at end of period	1,211	1,211	1,211	1,211	1,938	2,323	2,844	3,173	45,717	35,324
WANGER SELECT
Value at beginning of period	$33.71	$26.28	$30.25	$24.07	$21.41	$21.52	$21.04	$15.76	$13.41	$16.42
Value at end of period	$42.36	$33.71	$26.28	$30.25	$24.07	$21.41	$21.52	$21.04	$15.76	$13.41
Number of accumulation units outstanding at end of period	6,926	7,535	8,939	10,678	11,376	15,518	18,541	21,265	51,052	50,053
WANGER USA
Value at beginning of period	$35.70	$27.45	$28.08	$23.67	$20.99	$21.29	$20.48	$15.43	$12.96	$13.54
Value at end of period	$44.00	$35.70	$27.45	$28.08	$23.67	$20.99	$21.29	$20.48	$15.43	$12.96
Number of accumulation units outstanding at end of period	415	415	1,226	395	805	1,342	4,598	5,821	20,468	21,826
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$31.17	$24.54	$28.68	$26.03	$20.36	$21.50	$20.19	$14.74	$13.09	$13.49
Value at end of period	$31.28	$31.17	$24.54	$28.68	$26.03	$20.36	$21.50	$20.19	$14.74	$13.09
Number of accumulation units outstanding at end of period	12,965	13,876	14,828	15,386	20,352	18,573	20,816	25,521	27,253	31,713

TABLE 48
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE DECEMBER 16, 1996
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during March 2013)
Value at beginning of period	$29.81	$24.02	$25.59	$21.23	$19.60	$20.37	$18.85	$16.04
Value at end of period	$33.65	$29.81	$24.02	$25.59	$21.23	$19.60	$20.37	$18.85
Number of accumulation units outstanding at end of period	0	1,870	1,870	1,870	1,870	1,870	1,870	1,869
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
(Funds were first received in this option during August 2013)
Value at beginning of period	$23.48	$18.58	$20.10	$16.46	$14.77	$14.43	$13.38	$11.68
Value at end of period	$26.73	$23.48	$18.58	$20.10	$16.46	$14.77	$14.43	$13.38
Number of accumulation units outstanding at end of period	1,257	820	983	671	119	3,324	4,025	2,134
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$21.14	$16.32	$18.24	$14.52	$13.86	$13.63	$13.51	$10.55	$8.73	$10.28
Value at end of period	$28.79	$21.14	$16.32	$18.24	$14.52	$13.86	$13.63	$13.51	$10.55	$8.73
Number of accumulation units outstanding at end of period	2,381	2,110	1,808	1,637	1,308	953	2,156	1,118	400	958
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.94	$12.09	$12.22	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53
Value at end of period	$14.19	$12.94	$12.09	$12.22	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11
Number of accumulation units outstanding at end of period	2,405	2,406	3,339	3,076	1,480	1,142	2,371	1,362	3,767	3,226

CFI 384

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$36.48	$28.75	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24
Value at end of period	$49.79	$36.48	$28.75	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47
Number of accumulation units outstanding at end of period	27,530	28,860	28,010	27,898	30,215	33,221	37,028	35,576	32,612	30,541
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$31.33	$25.21	$26.24	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70
Value at end of period	$33.43	$31.33	$25.21	$26.24	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40
Number of accumulation units outstanding at end of period	10,571	10,589	9,058	8,519	8,364	8,602	9,279	8,011	9,785	6,138
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.03	$10.97	$12.42	$9.57	$10.70	$11.23	$11.45	$9.23	$7.43	$8.09
Value at end of period	$14.95	$14.03	$10.97	$12.42	$9.57	$10.70	$11.23	$11.45	$9.23	$7.43
Number of accumulation units outstanding at end of period	0	9	80	59	32	13	0	0	0	0
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$47.20	$38.31	$39.73	$35.81	$33.52	$34.60	$31.87	$27.27	$24.91	$24.05
Value at end of period	$53.89	$47.20	$38.31	$39.73	$35.81	$33.52	$34.60	$31.87	$27.27	$24.91
Number of accumulation units outstanding at end of period	1,096	1,049	2,875	3,123	5,513	3,326	3,490	3,963	3,782	3,677
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during December 2020)
Value at beginning of period	$12.08
Value at end of period	$12.72
Number of accumulation units outstanding at end of period	2
COLUMBIA ACORN® FUND (INSTITUTIONAL CLASS)
Value at beginning of period	$24.42	$19.48	$20.72	$16.70	$15.27	$15.66	$15.68	$12.10	$10.36	$10.96
Value at end of period	$31.33	$24.42	$19.48	$20.72	$16.70	$15.27	$15.66	$15.68	$12.10	$10.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.95	$9.27	$10.62
Value at end of period	$12.50	$11.95	$9.27
Number of accumulation units outstanding at end of period	449	269	216
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$20.95	$16.11	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21	$10.23
Value at end of period	$22.10	$20.95	$16.11	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21
Number of accumulation units outstanding at end of period	0	6	4	2	206	237	1,323	311	357	1,586
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$84.59	$64.91	$69.99	$57.98	$54.19	$54.34	$49.01	$37.68	$32.68	$33.85
Value at end of period	$109.41	$84.59	$64.91	$69.99	$57.98	$54.19	$54.34	$49.01	$37.68	$32.68
Number of accumulation units outstanding at end of period	25,181	29,483	33,496	34,127	35,077	41,410	45,607	43,941	42,567	39,713
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$52.18	$41.33	$45.50	$40.69	$34.80	$36.59	$33.97	$26.76	$23.03	$23.03
Value at end of period	$55.14	$52.18	$41.33	$45.50	$40.69	$34.80	$36.59	$33.97	$26.76	$23.03
Number of accumulation units outstanding at end of period	14,692	15,741	14,738	13,848	17,449	18,761	20,119	20,418	22,158	24,022
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$62.95	$47.32	$47.85	$35.75	$35.80	$33.72	$30.59	$22.65	$19.94	$20.09
Value at end of period	$89.73	$62.95	$47.32	$47.85	$35.75	$35.80	$33.72	$30.59	$22.65	$19.94
Number of accumulation units outstanding at end of period	40,342	39,930	45,008	43,361	33,341	33,362	34,929	34,128	32,051	31,953

CFI 385

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.51	$23.32	$27.64	$21.41	$22.77	$22.18	$24.36	$18.86	$15.77	$19.22
Value at end of period	$33.80	$29.51	$23.32	$27.64	$21.41	$22.77	$22.18	$24.36	$18.86	$15.77
Number of accumulation units outstanding at end of period	3,293	3,450	3,681	3,771	5,344	5,909	5,779	4,834	8,319	8,066
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$40.71	$32.53	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34
Value at end of period	$42.42	$40.71	$32.53	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44
Number of accumulation units outstanding at end of period	1,687	2,006	2,180	2,595	3,166	5,277	6,123	5,558	5,149	5,193
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$98.87	$80.50	$92.50	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22
Value at end of period	$114.80	$98.87	$80.50	$92.50	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46
Number of accumulation units outstanding at end of period	2,981	3,343	3,184	3,629	3,113	3,449	3,468	4,719	5,252	4,579
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$32.21	$25.71	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40
Value at end of period	$38.27	$32.21	$25.71	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98
Number of accumulation units outstanding at end of period	3,851	7,808	7,773	7,523	5,893	7,720	7,155	6,580	5,746	5,394
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$92.28	$68.12	$71.36	$56.57	$55.84	$53.69	$49.98	$36.01	$37.17
Value at end of period	$130.12	$92.28	$68.12	$71.36	$56.57	$55.84	$53.69	$49.98	$36.01
Number of accumulation units outstanding at end of period	782	987	1,520	1,392	1,717	3,680	3,009	2,961	2,723
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$20.84	$16.31	$18.18	$16.21	$14.85	$15.90	$14.85	$11.60	$10.28	$10.39
Value at end of period	$23.50	$20.84	$16.31	$18.18	$16.21	$14.85	$15.90	$14.85	$11.60	$10.28
Number of accumulation units outstanding at end of period	1,199	1,314	1,315	1,125	3,895	3,775	4,218	4,145	3,600	3,311
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$9.72
Value at end of period	$12.88
Number of accumulation units outstanding at end of period	892
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.29	$18.85	$22.86	$21.02	$16.82	$17.61	$16.92	$12.60	$11.90
Value at end of period	$23.52	$23.29	$18.85	$22.86	$21.02	$16.82	$17.61	$16.92	$12.60
Number of accumulation units outstanding at end of period	863	1,148	1,152	1,127	76	45	76	46	19
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.80	$21.23	$25.23	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11
Value at end of period	$26.19	$25.80	$21.23	$25.23	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41
Number of accumulation units outstanding at end of period	1,784	1,863	3,181	3,653	3,586	3,598	3,596	4,148	5,387	6,744
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.72	$10.27	$10.25	$10.10	$10.03
Value at end of period	$10.93	$10.72	$10.27	$10.25	$10.10
Number of accumulation units outstanding at end of period	3,029	2,790	2,383	2,507	428
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$24.77	$19.91	$21.37	$18.23	$16.74	$17.00	$15.56	$11.39	$10.38	$10.80
Value at end of period	$29.25	$24.77	$19.91	$21.37	$18.23	$16.74	$17.00	$15.56	$11.39	$10.38
Number of accumulation units outstanding at end of period	329	487	480	473	465	458	450	442	423	376

CFI 386

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during December 2012)
Value at beginning of period	$21.13	$17.65	$18.58	$16.57	$15.81	$16.05	$15.00	$13.02	$12.86
Value at end of period	$24.32	$21.13	$17.65	$18.58	$16.57	$15.81	$16.05	$15.00	$13.02
Number of accumulation units outstanding at end of period	0	0	0	0	0	324	323	329	329
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.21	$15.09	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81
Value at end of period	$17.94	$16.21	$15.09	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46	$15.28
Number of accumulation units outstanding at end of period	2,032	1,998	926	784	1,363	1,711	1,605	2,494	6,543	5,794
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$22.08	$19.48	$20.34	$19.14	$16.92	$17.78	$17.93	$16.16	$14.06	$14.43
Value at end of period	$22.41	$22.08	$19.48	$20.34	$19.14	$16.92	$17.78	$17.93	$16.16	$14.06
Number of accumulation units outstanding at end of period	4,301	3,862	3,613	2,819	2,605	2,472	1,998	1,878	1,309	1,195
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.80	$21.87	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06
Value at end of period	$20.64	$21.80	$21.87	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44
Number of accumulation units outstanding at end of period	4,243	4,358	4,508	4,134	4,057	5,465	6,370	6,960	8,501	7,586
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during April 2017)
Value at beginning of period	$12.75	$10.24	$12.76	$11.45
Value at end of period	$15.19	$12.75	$10.24	$12.76
Number of accumulation units outstanding at end of period	351	377	351	3
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$50.12	$42.48	$46.04	$40.51	$37.93	$39.02	$37.08	$32.08	$28.50	$29.15
Value at end of period	$55.03	$50.12	$42.48	$46.04	$40.51	$37.93	$39.02	$37.08	$32.08	$28.50
Number of accumulation units outstanding at end of period	3,551	4,080	4,220	4,105	5,452	5,590	5,550	7,460	7,752	7,902
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.69	$14.68	$15.12	$13.92	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43
Value at end of period	$16.97	$15.69	$14.68	$15.12	$13.92	$13.22	$13.95	$14.02	$14.75	$13.80
Number of accumulation units outstanding at end of period	2,216	3,473	3,537	3,294	7,274	7,939	7,557	7,976	11,877	14,824
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.11	$10.87	$12.05	$9.83	$9.36	$10.02
Value at end of period	$12.88	$13.11	$10.87	$12.05	$9.83	$9.36
Number of accumulation units outstanding at end of period	16,339	17,527	26,734	27,671	33,456	36,619
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$15.13	$14.98	$14.90	$14.95	$15.06	$15.20	$15.35	$15.49	$15.63	$15.78
Value at end of period	$15.03	$15.13	$14.98	$14.90	$14.95	$15.06	$15.20	$15.35	$15.49	$15.63
Number of accumulation units outstanding at end of period	14,903	9,756	13,890	7,687	7,751	9,694	7,040	5,001	7,320	8,054
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$59.56	$46.65	$49.30	$41.35	$38.03	$38.95	$35.52	$27.44	$23.93	$24.22
Value at end of period	$69.18	$59.56	$46.65	$49.30	$41.35	$38.03	$38.95	$35.52	$27.44	$23.93
Number of accumulation units outstanding at end of period	24,960	43,282	50,551	50,798	54,876	59,571	65,539	68,058	57,768	55,857
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.08	$13.67
Value at end of period	$14.79	$14.08
Number of accumulation units outstanding at end of period	13,401	14,265

CFI 387

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$23.06	$20.20	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84
Value at end of period	$24.13	$23.06	$20.20	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35
Number of accumulation units outstanding at end of period	0	0	9,456	8,297	7,103	7,500	8,803	8,303	8,044	3,214
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$53.54	$41.56	$45.02	$36.47	$33.38	$33.42	$29.63	$22.51	$19.85	$20.06
Value at end of period	$61.46	$53.54	$41.56	$45.02	$36.47	$33.38	$33.42	$29.63	$22.51	$19.85
Number of accumulation units outstanding at end of period	9,185	9,749	10,387	10,243	11,615	13,925	16,413	17,215	21,911	21,794
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$52.63	$41.81	$49.28	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30
Value at end of period	$56.44	$52.63	$41.81	$49.28	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82
Number of accumulation units outstanding at end of period	10,010	11,029	10,267	10,146	12,423	13,529	13,060	12,461	13,414	11,765
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.92	$30.60	$35.26	$32.39	$25.68	$26.79	$25.65	$18.14	$16.30	$16.58
Value at end of period	$38.54	$36.92	$30.60	$35.26	$32.39	$25.68	$26.79	$25.65	$18.14	$16.30
Number of accumulation units outstanding at end of period	4,281	4,800	5,279	4,069	8,763	7,956	8,789	7,998	12,142	12,384
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$32.09	$29.49	$29.94	$28.77	$27.84	$27.94	$26.44	$26.73	$24.67	$23.15
Value at end of period	$34.27	$32.09	$29.49	$29.94	$28.77	$27.84	$27.94	$26.44	$26.73	$24.67
Number of accumulation units outstanding at end of period	10,712	6,895	6,932	8,056	8,925	10,349	6,865	7,703	13,669	11,791
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.47	$9.53	$11.16	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02
Value at end of period	$12.26	$11.47	$9.53	$11.16	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98
Number of accumulation units outstanding at end of period	16,350	16,641	15,519	15,796	15,267	13,219	9,812	9,053	8,001	7,748
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$31.57	$24.01	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08	$10.33	$10.32
Value at end of period	$40.94	$31.57	$24.01	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08	$10.33
Number of accumulation units outstanding at end of period	21,292	24,585	26,156	25,441	29,493	34,740	35,133	11,463	12,730	12,766
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$18.72	$15.10	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37
Value at end of period	$19.71	$18.72	$15.10	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58
Number of accumulation units outstanding at end of period	12,418	13,877	22,626	19,068	31,241	34,165	48,754	37,895	36,443	39,636
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$40.82	$31.86	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88
Value at end of period	$57.06	$40.82	$31.86	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64
Number of accumulation units outstanding at end of period	5,342	7,176	6,396	5,522	6,241	6,540	6,564	5,978	447	302
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$13.04	$10.56	$13.63	$13.10
Value at end of period	$14.95	$13.04	$10.56	$13.63
Number of accumulation units outstanding at end of period	7,412	6,845	6,290	5,575
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$46.47	$34.54	$35.21	$27.08	$25.65	$24.07	$21.48	$16.43	$14.49	$14.03
Value at end of period	$63.73	$46.47	$34.54	$35.21	$27.08	$25.65	$24.07	$21.48	$16.43	$14.49
Number of accumulation units outstanding at end of period	4,025	3,373	2,919	313	395	127	83	441	398	398
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$25.82	$19.85	$20.76	$17.10	$15.56	$15.38	$13.75	$10.52	$9.19	$9.04
Value at end of period	$31.17	$25.82	$19.85	$20.76	$17.10	$15.56	$15.38	$13.75	$10.52	$9.19
Number of accumulation units outstanding at end of period	14,053	8,457	6,183	5,193	10,025	15,502	15,026	13,384	4,913	3,694

CFI 388

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$30.27	$24.33	$26.37	$23.52	$20.59	$21.60	$19.43	$14.92	$13.00	$13.05
Value at end of period	$30.35	$30.27	$24.33	$26.37	$23.52	$20.59	$21.60	$19.43	$14.92	$13.00
Number of accumulation units outstanding at end of period	2,403	1,981	807	99	1,128	63	447	328	328	735
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$41.75	$31.33	$33.42	$27.13	$25.64	$26.09	$23.71	$17.75	$15.51	$16.01
Value at end of period	$55.63	$41.75	$31.33	$33.42	$27.13	$25.64	$26.09	$23.71	$17.75	$15.51
Number of accumulation units outstanding at end of period	1,413	4,023	3,743	3,501	3,687	3,587	3,503	3,888	1,601	580
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.93	$19.37	$21.56	$18.45	$16.42	$17.06	$15.28	$11.50	$9.92	$10.20
Value at end of period	$28.81	$24.93	$19.37	$21.56	$18.45	$16.42	$17.06	$15.28	$11.50	$9.92
Number of accumulation units outstanding at end of period	3,671	4,688	8,590	6,322	5,706	6,232	5,856	5,723	1,464	584
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$23.90	$19.28	$21.93	$19.38	$16.15	$17.08	$16.44	$11.96	$11.85
Value at end of period	$28.30	$23.90	$19.28	$21.93	$19.38	$16.15	$17.08	$16.44	$11.96
Number of accumulation units outstanding at end of period	2,636	2,865	2,284	4,887	3,525	4,900	4,805	4,220	2,786
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.04	$19.31	$23.17	$19.70	$17.54	$17.87	$17.08	$12.40	$10.87	$10.88
Value at end of period	$30.09	$24.04	$19.31	$23.17	$19.70	$17.54	$17.87	$17.08	$12.40	$10.87
Number of accumulation units outstanding at end of period	1,423	1,059	944	565	12,996	12,978	5,246	5,239	98	323
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$70.26	$56.20	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98
Value at end of period	$78.14	$70.26	$56.20	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89
Number of accumulation units outstanding at end of period	4,448	7,385	6,575	6,174	6,359	7,065	6,568	6,843	6,650	6,858
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$19.56	$16.72	$17.91	$15.68	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62
Value at end of period	$22.00	$19.56	$16.72	$17.91	$15.68	$14.95	$15.11	$14.44	$12.53	$11.16
Number of accumulation units outstanding at end of period	11,844	17,960	15,190	15,011	11,100	9,410	15,169	6,000	4,576	4,059
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.29	$17.63	$19.42	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77
Value at end of period	$24.14	$21.29	$17.63	$19.42	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12
Number of accumulation units outstanding at end of period	34,641	41,823	41,357	23,360	15,442	10,241	7,421	6,309	4,028	2,655
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.07	$17.98	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79
Value at end of period	$25.42	$22.07	$17.98	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08
Number of accumulation units outstanding at end of period	16,272	11,547	9,198	9,360	8,474	6,954	7,370	5,432	6,011	5,128
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2013)
Value at beginning of period	$21.79	$17.67	$19.95	$16.55	$15.70	$15.99	$15.19	$14.26
Value at end of period	$25.05	$21.79	$17.67	$19.95	$16.55	$15.70	$15.99	$15.19
Number of accumulation units outstanding at end of period	15,110	12,280	10,590	7,817	4,207	1,303	610	424
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
Value at beginning of period	$16.15	$13.65	$14.77	$12.99	$12.33	$12.51	$11.88	$10.37	$9.20	$9.53
Value at end of period	$18.07	$16.15	$13.65	$14.77	$12.99	$12.33	$12.51	$11.88	$10.37	$9.20
Number of accumulation units outstanding at end of period	565	457	371	282	187	84	46	46	480	481
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.39
Value at end of period	$18.94
Number of accumulation units outstanding at end of period	49

CFI 389

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION MODERATELY CONSERVATIVE PORTFOLIO (CLASS S)
Value at beginning of period	$15.18	$13.33	$14.06	$12.87	$12.27	$12.44	$11.89	$10.96	$9.88	$10.04
Value at end of period	$16.74	$15.18	$13.33	$14.06	$12.87	$12.27	$12.44	$11.89	$10.96	$9.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	385	385
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$31.59	$27.78	$29.22	$26.69	$25.49	$25.79	$24.42	$21.99	$19.76	$19.60
Value at end of period	$34.56	$31.59	$27.78	$29.22	$26.69	$25.49	$25.79	$24.42	$21.99	$19.76
Number of accumulation units outstanding at end of period	5,427	1,287	1,249	1,238	1,201	1,773	2,103	11,199	10,219	8,986
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$36.90	$30.32	$33.39	$28.60	$27.00	$27.59	$26.13	$21.55	$18.92	$19.68
Value at end of period	$41.81	$36.90	$30.32	$33.39	$28.60	$27.00	$27.59	$26.13	$21.55	$18.92
Number of accumulation units outstanding at end of period	1,148	2,097	1,870	1,981	2,406	3,901	3,694	4,769	4,436	4,417
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$34.02	$28.80	$30.95	$27.29	$25.84	$26.23	$24.82	$21.49	$19.10	$19.39
Value at end of period	$37.99	$34.02	$28.80	$30.95	$27.29	$25.84	$26.23	$24.82	$21.49	$19.10
Number of accumulation units outstanding at end of period	3,089	2,441	1,806	1,165	855	2,103	4,063	4,363	3,865	3,913
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2011)
Value at beginning of period	$13.54	$12.62	$12.78	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95	$11.70
Value at end of period	$14.38	$13.54	$12.62	$12.78	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95
Number of accumulation units outstanding at end of period	300	295	253	230	135	904	904	904	1,739	3,972
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.03	$32.47	$38.27	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14
Value at end of period	$43.10	$42.03	$32.47	$38.27	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40
Number of accumulation units outstanding at end of period	1,937	1,880	1,817	1,577	1,300	1,240	1,651	1,588	1,518	1,445
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$51.52	$37.55	$38.64	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17
Value at end of period	$68.01	$51.52	$37.55	$38.64	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40
Number of accumulation units outstanding at end of period	887	1,879	2,086	1,723	2,596	2,942	7,176	5,753	706	589
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.76	$13.56	$14.97	$13.64	$13.65	$13.98	$12.37	$12.01	$9.62	$10.24
Value at end of period	$15.80	$16.76	$13.56	$14.97	$13.64	$13.65	$13.98	$12.37	$12.01	$9.62
Number of accumulation units outstanding at end of period	3,674	1,009	796	877	2,254	2,114	2,521	2,223	1,776	2,579
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$21.46	$16.90	$18.48	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43
Value at end of period	$19.87	$21.46	$16.90	$18.48	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32
Number of accumulation units outstanding at end of period	9,774	6,478	5,453	4,377	6,535	5,700	4,650	4,432	4,101	3,597
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$45.75	$34.71	$38.51	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64
Value at end of period	$55.04	$45.75	$34.71	$38.51	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60
Number of accumulation units outstanding at end of period	1,851	1,242	1,511	1,455	1,112	2,716	4,368	3,302	2,724	2,525
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$20.20	$16.96	$20.82	$18.95	$15.47	$16.09	$15.57	$11.23	$11.17
Value at end of period	$21.91	$20.20	$16.96	$20.82	$18.95	$15.47	$16.09	$15.57	$11.23
Number of accumulation units outstanding at end of period	808	746	682	442	390	311	521	157	82
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.90	$23.29	$26.84	$23.03	$19.74	$21.19	$19.60	$14.66	$12.47	$12.86
Value at end of period	$28.49	$28.90	$23.29	$26.84	$23.03	$19.74	$21.19	$19.60	$14.66	$12.47
Number of accumulation units outstanding at end of period	0	2	66	64	60	55	50	763	758	841

CFI 390

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.90	$20.09	$22.40	$20.39	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59
Value at end of period	$26.03	$23.90	$20.09	$22.40	$20.39	$17.86	$18.41	$17.06	$13.78	$12.33
Number of accumulation units outstanding at end of period	12,443	15,992	14,504	14,430	16,272	22,856	22,539	19,629	17,960	17,498
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.72	$20.82	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87
Value at end of period	$26.22	$25.72	$20.82	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50
Number of accumulation units outstanding at end of period	2,402	3,118	3,115	3,114	579	579	579	579	579	579
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$29.46	$22.57	$26.25	$19.41	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54
Value at end of period	$37.29	$29.46	$22.57	$26.25	$19.41	$19.56	$18.96	$18.71	$14.86	$12.32
Number of accumulation units outstanding at end of period	27,898	56,572	59,651	58,527	62,324	66,614	78,055	78,801	83,997	80,988
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.71	$23.54	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22
Value at end of period	$40.58	$30.71	$23.54	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61
Number of accumulation units outstanding at end of period	3,807	4,040	3,966	3,838	3,341	2,754	2,585	2,300	2,670	2,831
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.51	$34.00	$39.09	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87
Value at end of period	$42.22	$42.51	$34.00	$39.09	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03
Number of accumulation units outstanding at end of period	2,431	2,411	2,507	2,296	3,276	3,379	3,403	3,266	2,200	1,899
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.65	$27.68	$31.23	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67	$13.99
Value at end of period	$39.92	$34.65	$27.68	$31.23	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67
Number of accumulation units outstanding at end of period	905	743	649	749	625	474	354	712	689	376
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$33.38	$27.10	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77
Value at end of period	$39.01	$33.38	$27.10	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03
Number of accumulation units outstanding at end of period	47,008	40,793	17,561	14,638	21,127	17,409	15,070	12,906	17,346	21,765
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$39.56	$29.11	$30.37	$24.56	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04
Value at end of period	$51.66	$39.56	$29.11	$30.37	$24.56	$23.09	$22.85	$20.62	$15.40	$13.39
Number of accumulation units outstanding at end of period	40,307	41,600	44,910	45,793	48,572	60,430	66,159	64,957	69,431	67,780
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$33.85	$27.03	$30.10	$26.14	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45
Value at end of period	$33.85	$33.85	$27.03	$30.10	$26.14	$22.22	$24.09	$22.64	$17.61	$15.17
Number of accumulation units outstanding at end of period	3,413	5,847	6,720	8,335	7,846	7,993	8,434	7,565	7,161	6,825
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$80.17	$61.86	$63.14	$47.72	$47.46	$43.24	$40.16	$29.11	$24.72	$25.22
Value at end of period	$108.54	$80.17	$61.86	$63.14	$47.72	$47.46	$43.24	$40.16	$29.11	$24.72
Number of accumulation units outstanding at end of period	11,153	13,304	10,559	7,196	9,206	11,642	9,926	8,475	5,685	5,066
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.46	$16.98	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04
Value at end of period	$24.34	$21.46	$16.98	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34	$12.19
Number of accumulation units outstanding at end of period	1,449	1,358	1,165	557	448	445	2,062	1,219	1,115	999
WANGER INTERNATIONAL
Value at beginning of period	$16.25	$12.62	$15.48	$11.76	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39
Value at end of period	$18.40	$16.25	$12.62	$15.48	$11.76	$12.04	$12.14	$12.82	$10.58	$8.78
Number of accumulation units outstanding at end of period	2,814	2,561	2,193	1,914	1,897	2,313	863	1,686	865	2,283

CFI 391

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
WANGER SELECT
Value at beginning of period	$33.90	$26.47	$30.51	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74
Value at end of period	$42.53	$33.90	$26.47	$30.51	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65
Number of accumulation units outstanding at end of period	4,204	922	876	836	795	741	703	1,889	1,444	1,094
WANGER USA
Value at beginning of period	$38.14	$29.37	$30.09	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66
Value at end of period	$46.93	$38.14	$29.37	$30.09	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01
Number of accumulation units outstanding at end of period	1,313	1,415	1,404	536	576	568	597	574	549	540
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2017)
Value at beginning of period	$16.41	$13.13	$13.80	$12.73
Value at end of period	$20.88	$16.41	$13.13	$13.80
Number of accumulation units outstanding at end of period	805	1,450	1,845	548

TABLE 49
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE MARCH 20, 2008
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$12.84	$12.02	$12.45	$12.19	$11.75	$12.12	$11.92	$12.66
Value at end of period	$14.03	$12.84	$12.02	$12.45	$12.19	$11.75	$12.12	$11.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	16	11
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during June 2018)
Value at beginning of period	$11.92	$10.26	$10.87
Value at end of period	$12.19	$11.92	$10.26
Number of accumulation units outstanding at end of period	23	14	5
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$23.48	$18.58	$20.10	$16.46	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11
Value at end of period	$26.73	$23.48	$18.58	$20.10	$16.46	$14.77	$14.43	$13.38	$10.27	$8.85
Number of accumulation units outstanding at end of period	1,204	2,544	1,397	1,165	1,150	1,139	734	714	330	320
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
(Funds were first received in this option during October 2014)
Value at beginning of period	$21.14	$16.32	$18.24	$14.52	$13.86	$13.63	$12.77
Value at end of period	$28.79	$21.14	$16.32	$18.24	$14.52	$13.86	$13.63
Number of accumulation units outstanding at end of period	0	0	0	0	234	153	30
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.94	$12.09	$12.22	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11	$10.53
Value at end of period	$14.19	$12.94	$12.09	$12.22	$11.95	$11.74	$11.83	$11.31	$11.65	$11.11
Number of accumulation units outstanding at end of period	14,249	159	159	275	236	182	159	159	157	41

CFI 392

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$36.48	$28.75	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47	$13.24
Value at end of period	$49.79	$36.48	$28.75	$29.91	$23.95	$22.30	$21.37	$19.74	$14.89	$12.47
Number of accumulation units outstanding at end of period	1,484	1,471	1,458	1,447	1,439	1,418	1,399	1,392	1,286	1,286
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$31.33	$25.21	$26.24	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40	$11.70
Value at end of period	$33.43	$31.33	$25.21	$26.24	$22.05	$19.64	$19.87	$18.05	$13.82	$12.40
Number of accumulation units outstanding at end of period	1,171	1,652	1,896	1,210	1,318	1,077	835	734	644	517
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$25.12	$20.34	$23.79	$20.73	$18.11	$19.06	$17.34	$13.50
Value at end of period	$27.38	$25.12	$20.34	$23.79	$20.73	$18.11	$19.06	$17.34
Number of accumulation units outstanding at end of period	0	260	224	193	175	114	28	4
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$14.03	$10.97	$12.42	$9.57	$10.70	$11.23	$11.45	$9.23	$7.43	$8.09
Value at end of period	$14.95	$14.03	$10.97	$12.42	$9.57	$10.70	$11.23	$11.45	$9.23	$7.43
Number of accumulation units outstanding at end of period	1,113	1,193	1,189	1,190	1,190	1,189	1,167	1,136	1,107	1,072
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2013)
Value at beginning of period	$20.62	$15.66	$16.50	$15.56	$14.87	$14.30	$11.09	$11.67
Value at end of period	$19.84	$20.62	$15.66	$16.50	$15.56	$14.87	$14.30	$11.09
Number of accumulation units outstanding at end of period	0	0	0	0	224	151	46	11
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.95	$9.27	$10.62
Value at end of period	$12.50	$11.95	$9.27
Number of accumulation units outstanding at end of period	0	1,360	1,389
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
Value at beginning of period	$20.95	$16.11	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21	$9.72
Value at end of period	$22.10	$20.95	$16.11	$18.79	$16.74	$14.83	$15.79	$14.23	$10.63	$9.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	5,044	5,043	5,584
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$84.74	$65.01	$70.11	$58.07	$54.28	$54.43	$49.09	$37.75	$32.73	$33.90
Value at end of period	$109.59	$84.74	$65.01	$70.11	$58.07	$54.28	$54.43	$49.09	$37.75	$32.73
Number of accumulation units outstanding at end of period	4,644	5,904	6,012	6,100	6,049	5,881	5,688	5,900	5,905	5,440
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$52.26	$41.40	$45.58	$40.75	$34.86	$36.65	$34.03	$26.81	$23.07	$23.07
Value at end of period	$55.23	$52.26	$41.40	$45.58	$40.75	$34.86	$36.65	$34.03	$26.81	$23.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,073	2,073	2,295
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$63.06	$47.40	$47.93	$35.81	$35.86	$33.78	$30.64	$22.69	$19.97	$20.12
Value at end of period	$89.88	$63.06	$47.40	$47.93	$35.81	$35.86	$33.78	$30.64	$22.69	$19.97
Number of accumulation units outstanding at end of period	427	396	359	317	354	267	172	3,323	3,283	3,579
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$40.71	$32.53	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44	$19.34
Value at end of period	$42.42	$40.71	$32.53	$37.69	$34.39	$26.67	$29.07	$29.18	$21.62	$18.44
Number of accumulation units outstanding at end of period	0	0	0	0	115	76	14	0	0	0

CFI 393

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$98.87	$80.50	$92.50	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46	$78.22
Value at end of period	$114.80	$98.87	$80.50	$92.50	$69.29	$65.44	$76.88	$81.53	$75.96	$63.46
Number of accumulation units outstanding at end of period	94	86	77	68	104	75	608	1,263	1,272	1,344
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$32.21	$25.71	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40
Value at end of period	$38.27	$32.21	$25.71	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98
Number of accumulation units outstanding at end of period	23	23	23	23	167	117	41	23	23	23
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during April 2017)
Value at beginning of period	$19.31	$12.98	$13.81	$11.80
Value at end of period	$26.02	$19.31	$12.98	$13.81
Number of accumulation units outstanding at end of period	541	461	409	360
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during May 2013)
Value at beginning of period	$23.29	$18.85	$22.86	$21.02	$16.82	$17.61	$16.92	$14.45
Value at end of period	$23.52	$23.29	$18.85	$22.86	$21.02	$16.82	$17.61	$16.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	12	8
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.80	$21.23	$25.23	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41	$14.11
Value at end of period	$26.19	$25.80	$21.23	$25.23	$23.84	$20.68	$21.70	$19.64	$15.22	$13.41
Number of accumulation units outstanding at end of period	360	360	360	360	360	360	360	360	360	360
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during April 2017)
Value at beginning of period	$24.77	$19.91	$21.37	$19.48
Value at end of period	$29.25	$24.77	$19.91	$21.37
Number of accumulation units outstanding at end of period	0	288	251	218
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during November 2012)
Value at beginning of period	$16.21	$15.09	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46	$16.43
Value at end of period	$17.94	$16.21	$15.09	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46
Number of accumulation units outstanding at end of period	309	273	236	198	160	121	82	44	7
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during April 2017)
Value at beginning of period	$10.73	$10.12	$10.17	$10.04
Value at end of period	$11.49	$10.73	$10.12	$10.17
Number of accumulation units outstanding at end of period	2,477	577	496	423
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.80	$21.87	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44	$19.06
Value at end of period	$20.64	$21.80	$21.87	$21.80	$21.50	$20.43	$21.55	$21.41	$21.15	$18.44
Number of accumulation units outstanding at end of period	4,436	1,903	1,759	1,677	1,095	2,461	2,416	2,411	2,705	2,831
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$50.21	$42.56	$46.11	$40.58	$37.99	$39.08	$37.14	$32.13	$28.54	$29.20
Value at end of period	$55.13	$50.21	$42.56	$46.11	$40.58	$37.99	$39.08	$37.14	$32.13	$28.54
Number of accumulation units outstanding at end of period	556	512	468	419	364	314	130	97	66	33

CFI 394

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.84	$11.65	$12.61	$10.67	$9.63	$9.87
Value at end of period	$16.44	$14.84	$11.65	$12.61	$10.67	$9.63
Number of accumulation units outstanding at end of period	28	19	12	388	265	81
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.69	$14.68	$15.12	$13.92	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43
Value at end of period	$16.97	$15.69	$14.68	$15.12	$13.92	$13.22	$13.95	$14.02	$14.75	$13.80
Number of accumulation units outstanding at end of period	3,167	3,261	3,776	3,706	3,617	3,244	3,218	2,909	3,144	3,410
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.11	$10.87	$12.05	$9.83	$9.36	$10.02
Value at end of period	$12.88	$13.11	$10.87	$12.05	$9.83	$9.36
Number of accumulation units outstanding at end of period	3,831	4,424	5,211	5,140	5,052	4,527
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.90	$11.42	$11.43	$11.37	$11.29	$11.22	$10.79	$11.10	$10.92
Value at end of period	$12.23	$11.90	$11.42	$11.43	$11.37	$11.29	$11.22	$10.79	$11.10
Number of accumulation units outstanding at end of period	26	60	60	231	189	139	85	166	139
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$15.16	$15.01	$14.92	$14.97	$15.09	$15.23	$15.37	$15.52	$15.66	$15.81
Value at end of period	$15.06	$15.16	$15.01	$14.92	$14.97	$15.09	$15.23	$15.37	$15.52	$15.66
Number of accumulation units outstanding at end of period	631	631	631	576	510	443	351	281	211	129
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$59.66	$46.73	$49.38	$41.42	$38.09	$39.01	$35.57	$27.49	$23.97	$24.26
Value at end of period	$69.29	$59.66	$46.73	$49.38	$41.42	$38.09	$39.01	$35.57	$27.49	$23.97
Number of accumulation units outstanding at end of period	704	500	552	559	545	529	509	487	1,670	1,650
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.08	$13.67
Value at end of period	$14.79	$14.08
Number of accumulation units outstanding at end of period	3,807	3,865
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$23.06	$20.20	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84
Value at end of period	$24.13	$23.06	$20.20	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35
Number of accumulation units outstanding at end of period	0	0	1,987	1,882	1,766	1,664	1,579	1,509	1,450	1,513
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$52.63	$41.81	$49.28	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82	$23.30
Value at end of period	$56.44	$52.63	$41.81	$49.28	$43.81	$37.43	$38.48	$35.45	$26.60	$22.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2015)
Value at beginning of period	$36.92	$30.60	$35.26	$32.39	$25.68	$27.07
Value at end of period	$38.54	$36.92	$30.60	$35.26	$32.39	$25.68
Number of accumulation units outstanding at end of period	0	0	0	107	75	23
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2017)
Value at beginning of period	$22.57	$18.23	$20.16	$18.11
Value at end of period	$25.73	$22.57	$18.23	$20.16
Number of accumulation units outstanding at end of period	491	311	270	234

CFI 395

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2012)
Value at beginning of period	$32.14	$29.54	$29.99	$28.82	$27.89	$27.99	$26.49	$26.77	$26.80
Value at end of period	$34.33	$32.14	$29.54	$29.99	$28.82	$27.89	$27.99	$26.49	$26.77
Number of accumulation units outstanding at end of period	1,674	1,293	1,282	1,367	1,336	1,313	105	100	6
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$11.47	$9.53	$11.16	$10.14
Value at end of period	$12.26	$11.47	$9.53	$11.16
Number of accumulation units outstanding at end of period	24	16	10	4
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2012)
Value at beginning of period	$31.57	$24.01	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08	$11.63
Value at end of period	$40.94	$31.57	$24.01	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08
Number of accumulation units outstanding at end of period	871	875	813	993	938	842	655	686	281
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$18.72	$15.10	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37
Value at end of period	$19.71	$18.72	$15.10	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58
Number of accumulation units outstanding at end of period	2,763	2,763	2,764	2,763	2,762	2,762	2,764	871	713	713
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$40.82	$31.86	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64	$16.88
Value at end of period	$57.06	$40.82	$31.86	$34.77	$28.06	$26.41	$26.52	$24.60	$18.82	$16.64
Number of accumulation units outstanding at end of period	469	1,474	1,852	1,925	1,886	817	720	732	509	365
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$25.82	$19.85	$20.76	$18.40
Value at end of period	$31.17	$25.82	$19.85	$20.76
Number of accumulation units outstanding at end of period	16	11	7	3
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$41.75	$31.33	$33.42	$29.48
Value at end of period	$55.63	$41.75	$31.33	$33.42
Number of accumulation units outstanding at end of period	4	3	2	1
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$23.90	$19.28	$21.93	$19.74
Value at end of period	$28.30	$23.90	$19.28	$21.93
Number of accumulation units outstanding at end of period	7	5	3	1
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2013)
Value at beginning of period	$24.04	$19.31	$23.17	$19.70	$17.54	$17.87	$17.08	$13.48
Value at end of period	$30.09	$24.04	$19.31	$23.17	$19.70	$17.54	$17.87	$17.08
Number of accumulation units outstanding at end of period	133	2,284	2,274	2,268	2,261	2,255	91	87
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$70.26	$56.20	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89	$31.98
Value at end of period	$78.14	$70.26	$56.20	$67.42	$61.16	$49.59	$50.46	$47.82	$35.04	$30.89
Number of accumulation units outstanding at end of period	14	14	14	14	14	14	14	14	13	4
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$21.29	$17.63	$19.42	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12	$11.77
Value at end of period	$24.14	$21.29	$17.63	$19.42	$16.41	$15.60	$15.82	$15.11	$12.68	$11.12
Number of accumulation units outstanding at end of period	6,322	5,385	4,431	4,296	4,152	3,984	3,823	3,656	3,369	3,155

CFI 396

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$22.07	$17.98	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79
Value at end of period	$25.42	$22.07	$17.98	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08
Number of accumulation units outstanding at end of period	489	368	368	368	368	368	368	368	348	294
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2013)
Value at beginning of period	$21.79	$17.67	$19.95	$16.55	$15.70	$15.99	$15.19	$14.67
Value at end of period	$25.05	$21.79	$17.67	$19.95	$16.55	$15.70	$15.99	$15.19
Number of accumulation units outstanding at end of period	828	5	891	891	1,096	1,025	902	857
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2014)
Value at beginning of period	$17.08	$15.24	$15.87	$14.66	$14.16	$14.29	$13.60
Value at end of period	$18.94	$17.08	$15.24	$15.87	$14.66	$14.16	$14.29
Number of accumulation units outstanding at end of period	610	1,822	26,685	26,687	26,679	26,692	26,067
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$36.96	$30.37	$33.45	$28.65	$27.05	$27.63	$26.18	$21.59	$18.95	$19.71
Value at end of period	$41.88	$36.96	$30.37	$33.45	$28.65	$27.05	$27.63	$26.18	$21.59	$18.95
Number of accumulation units outstanding at end of period	331	331	331	331	331	331	331	331	331	331
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$34.08	$28.85	$31.00	$27.34	$25.88	$26.28	$24.86	$21.53	$19.13	$19.43
Value at end of period	$38.05	$34.08	$28.85	$31.00	$27.34	$25.88	$26.28	$24.86	$21.53	$19.13
Number of accumulation units outstanding at end of period	135	135	135	659	388	289	289	289	289	289
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2020)
Value at beginning of period	$14.36
Value at end of period	$14.38
Number of accumulation units outstanding at end of period	660
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.03	$32.47	$38.27	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40	$18.14
Value at end of period	$43.10	$42.03	$32.47	$38.27	$34.77	$28.29	$29.07	$26.09	$20.05	$17.40
Number of accumulation units outstanding at end of period	262	478	478	477	473	469	465	460	717	710
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$51.52	$37.55	$38.64	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40	$18.17
Value at end of period	$68.01	$51.52	$37.55	$38.64	$30.43	$29.16	$31.00	$29.99	$21.81	$18.40
Number of accumulation units outstanding at end of period	1,723	1,781	1,303	1,324	1,322	1,258	1,177	1,152	1,096	997
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2012)
Value at beginning of period	$16.76	$13.56	$14.97	$13.64	$13.65	$13.98	$12.37	$12.01	$11.54
Value at end of period	$15.80	$16.76	$13.56	$14.97	$13.64	$13.65	$13.98	$12.37	$12.01
Number of accumulation units outstanding at end of period	115	101	89	75	62	64	45	25	4
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$45.75	$34.71	$38.51	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60	$18.64
Value at end of period	$55.04	$45.75	$34.71	$38.51	$31.98	$29.78	$29.19	$26.12	$19.57	$17.60
Number of accumulation units outstanding at end of period	863	863	864	863	863	863	864	864	864	863
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$23.90	$20.09	$22.40	$20.39	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59
Value at end of period	$26.03	$23.90	$20.09	$22.40	$20.39	$17.86	$18.41	$17.06	$13.78	$12.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 397

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.72	$20.82	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87
Value at end of period	$26.22	$25.72	$20.82	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$29.46	$22.57	$26.25	$19.41	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54
Value at end of period	$37.29	$29.46	$22.57	$26.25	$19.41	$19.56	$18.96	$18.71	$14.86	$12.32
Number of accumulation units outstanding at end of period	186	175	163	150	135	108	54	222	207	507
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.71	$23.54	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22
Value at end of period	$40.58	$30.71	$23.54	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61
Number of accumulation units outstanding at end of period	1,852	1,360	1,253	1,143	865	765	688	2,501	2,766	2,918
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$42.51	$34.00	$39.09	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03	$17.87
Value at end of period	$42.22	$42.51	$34.00	$39.09	$34.70	$30.55	$31.80	$27.92	$21.43	$18.03
Number of accumulation units outstanding at end of period	333	530	836	829	820	809	791	772	984	955
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$33.38	$27.10	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77
Value at end of period	$39.01	$33.38	$27.10	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03
Number of accumulation units outstanding at end of period	2,080	1,062	765	603	597	590	583	575	887	876
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$39.56	$29.11	$30.37	$24.56	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04
Value at end of period	$51.66	$39.56	$29.11	$30.37	$24.56	$23.09	$22.85	$20.62	$15.40	$13.39
Number of accumulation units outstanding at end of period	78	72	66	188	149	88	61	236	235	17
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$33.85	$27.03	$30.10	$26.14	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45
Value at end of period	$33.85	$33.85	$27.03	$30.10	$26.14	$22.22	$24.09	$22.64	$17.61	$15.17
Number of accumulation units outstanding at end of period	1,377	1,413	1,609	1,574	1,527	1,386	1,210	1,083	979	698
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$80.31	$61.97	$63.25	$47.80	$47.54	$43.31	$40.23	$29.16	$24.76	$25.27
Value at end of period	$108.72	$80.31	$61.97	$63.25	$47.80	$47.54	$43.31	$40.23	$29.16	$24.76
Number of accumulation units outstanding at end of period	221	221	221	285	337	274	216	205	205	205
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$21.46	$16.98	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34	$13.33
Value at end of period	$24.34	$21.46	$16.98	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34
Number of accumulation units outstanding at end of period	0	28	28	146	120	83	58	125	104

CFI 398

Condensed Financial Information (continued)

TABLE 50
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$33.77	$25.53	$26.29	$21.42
Value at end of period	$45.28	$33.77	$25.53	$26.29
Number of accumulation units outstanding at end of period	285	317	301	15
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2011)
Value at beginning of period	$36.14	$27.50	$27.18	$21.34	$20.08	$20.42	$18.13	$14.95	$13.61	$14.29
Value at end of period	$47.42	$36.14	$27.50	$27.18	$21.34	$20.08	$20.42	$18.13	$14.95	$13.61
Number of accumulation units outstanding at end of period	376	321	215	753	1,097	1,086	1,095	1,119	2,901	2,072
AMANA INCOME FUND (INVESTOR SHARES)
Value at beginning of period	$28.87	$23.34	$24.93	$20.75	$19.21	$20.03	$18.58	$14.51	$13.40	$13.31
Value at end of period	$32.49	$28.87	$23.34	$24.93	$20.75	$19.21	$20.03	$18.58	$14.51	$13.40
Number of accumulation units outstanding at end of period	2,530	5,621	5,711	6,610	6,668	7,493	7,386	6,112	3,355	1,729
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND FUND (INVESTOR CLASS)
Value at beginning of period	$12.44	$11.68	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43	$11.14
Value at end of period	$13.55	$12.44	$11.68	$12.13	$11.91	$11.52	$11.92	$11.76	$13.10	$12.43
Number of accumulation units outstanding at end of period	10,864	11,160	13,070	16,702	20,841	24,680	27,398	36,760	51,642	9,300
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$11.76	$10.14	$11.06	$9.81	$9.96
Value at end of period	$11.99	$11.76	$10.14	$11.06	$9.81
Number of accumulation units outstanding at end of period	2,331	2,586	1,604	1,014	61
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-4)
Value at beginning of period	$22.67	$18.00	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76	$9.04
Value at end of period	$25.73	$22.67	$18.00	$19.53	$16.04	$14.44	$14.14	$13.15	$10.13	$8.76
Number of accumulation units outstanding at end of period	9,975	11,052	9,208	9,108	5,294	5,364	4,902	5,256	3,854	2,893
AMERICAN FUNDS® - SMALLCAP WORLD FUND® (CLASS R-4)
Value at beginning of period	$20.41	$15.80	$17.72	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63	$10.20
Value at end of period	$27.72	$20.41	$15.80	$17.72	$14.15	$13.54	$13.36	$13.29	$10.40	$8.63
Number of accumulation units outstanding at end of period	743	704	699	797	640	466	117	8	192	192
AMERICAN FUNDS® - THE BOND FUND OF AMERICASM (CLASS R-4)
Value at beginning of period	$12.49	$11.71	$11.87	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99	$10.45
Value at end of period	$13.66	$12.49	$11.71	$11.87	$11.65	$11.48	$11.60	$11.12	$11.49	$10.99
Number of accumulation units outstanding at end of period	1,315	142	142	142	142	563	142	3,635	3,976	3,939
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$35.76	$28.27	$29.49	$23.69	$22.12	$21.26	$19.70	$14.91	$12.52	$13.33
Value at end of period	$48.66	$35.76	$28.27	$29.49	$23.69	$22.12	$21.26	$19.70	$14.91	$12.52
Number of accumulation units outstanding at end of period	10,012	10,851	10,765	12,686	12,676	13,003	12,107	13,941	12,714	15,884

CFI 399

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM (CLASS R-4)
Value at beginning of period	$30.54	$24.65	$25.73	$21.69	$19.37	$19.66	$17.91	$13.76	$12.38	$11.72
Value at end of period	$32.49	$30.54	$24.65	$25.73	$21.69	$19.37	$19.66	$17.91	$13.76	$12.38
Number of accumulation units outstanding at end of period	11,461	11,228	10,988	20,302	18,184	12,549	13,152	12,872	10,266	10,349
AMG MANAGERS FAIRPOINTE MID CAP FUND (CLASS N)
(Funds were first received in this option during February 2011)
Value at beginning of period	$21.05	$18.46	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81	$12.42
Value at end of period	$21.59	$21.05	$18.46	$22.96	$20.85	$17.02	$19.22	$17.74	$12.43	$10.81
Number of accumulation units outstanding at end of period	2,365	2,365	2,488	4,298	4,248	5,126	5,300	2,862	1,328	1,156
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during July 2011)
Value at beginning of period	$24.41	$19.82	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10	$12.13
Value at end of period	$26.52	$24.41	$19.82	$23.25	$20.32	$17.80	$18.80	$17.15	$12.01	$10.10
Number of accumulation units outstanding at end of period	805	635	649	953	719	1,149	653	476	454	473
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
Value at beginning of period	$13.55	$10.62	$12.07	$9.33	$10.45	$11.01	$11.26	$9.11	$7.35	$8.03
Value at end of period	$14.40	$13.55	$10.62	$12.07	$9.33	$10.45	$11.01	$11.26	$9.11	$7.35
Number of accumulation units outstanding at end of period	964	1,173	1,173	1,173	1,172	1,292	1,519	1,314	2,022	304
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during September 2015)
Value at beginning of period	$14.22	$11.29	$12.01	$10.41	$9.14	$9.04
Value at end of period	$14.95	$14.22	$11.29	$12.01	$10.41	$9.14
Number of accumulation units outstanding at end of period	2,669	3,027	1,310	493	369	50
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.84	$17.77	$18.49	$16.72	$15.70	$16.25	$15.01	$12.88	$11.80	$11.43
Value at end of period	$24.86	$21.84	$17.77	$18.49	$16.72	$15.70	$16.25	$15.01	$12.88	$11.80
Number of accumulation units outstanding at end of period	1,138	1,260	1,104	623	646	1,433	706	717	734	737
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during December 2020)
Value at beginning of period	$12.53
Value at end of period	$12.62
Number of accumulation units outstanding at end of period	184
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2015)
Value at beginning of period	$20.09	$15.31	$16.18	$15.30	$14.67	$13.97
Value at end of period	$19.27	$20.09	$15.31	$16.18	$15.30	$14.67
Number of accumulation units outstanding at end of period	0	0	150	150	150	150
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.88	$9.24	$10.62
Value at end of period	$12.39	$11.88	$9.24
Number of accumulation units outstanding at end of period	43	43	43
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$20.23	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11	$10.12
Value at end of period	$21.27	$20.23	$15.60	$18.26	$16.31	$14.49	$15.48	$13.99	$10.48	$9.11
Number of accumulation units outstanding at end of period	189	189	204	216	238	428	421	495	562	36

CFI 400

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2017)
Value at beginning of period	$16.98	$13.45	$16.52	$15.28
Value at end of period	$16.52	$16.98	$13.45	$16.52
Number of accumulation units outstanding at end of period	66	66	66	104
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$36.24	$27.89	$30.17	$25.06	$23.50	$23.63	$21.38	$16.49	$14.34	$14.90
Value at end of period	$46.73	$36.24	$27.89	$30.17	$25.06	$23.50	$23.63	$21.38	$16.49	$14.34
Number of accumulation units outstanding at end of period	17,744	19,095	22,498	25,447	28,433	31,512	29,501	37,565	33,988	29,978
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.67	$20.39	$22.52	$20.20	$17.33	$18.27	$17.02	$13.45	$11.61	$11.64
Value at end of period	$27.05	$25.67	$20.39	$22.52	$20.20	$17.33	$18.27	$17.02	$13.45	$11.61
Number of accumulation units outstanding at end of period	2,452	2,096	2,160	2,555	7,863	9,244	8,557	8,313	6,797	5,784
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$36.54	$27.54	$27.94	$20.93	$21.03	$19.87	$18.08	$13.42	$11.85	$11.98
Value at end of period	$51.92	$36.54	$27.54	$27.94	$20.93	$21.03	$19.87	$18.08	$13.42	$11.85
Number of accumulation units outstanding at end of period	5,146	4,539	5,438	6,107	2,837	4,487	3,265	3,735	4,211	3,863
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$32.41	$25.98	$30.19	$27.63	$21.49	$23.49	$23.66	$17.58	$15.04	$15.82
Value at end of period	$33.67	$32.41	$25.98	$30.19	$27.63	$21.49	$23.49	$23.66	$17.58	$15.04
Number of accumulation units outstanding at end of period	520	590	702	1,027	1,458	1,867	2,010	1,829	1,039	1,971
INVESCO DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$46.58	$38.04	$43.84	$32.94	$31.20	$36.77	$39.11	$36.55	$30.62	$37.86
Value at end of period	$53.92	$46.58	$38.04	$43.84	$32.94	$31.20	$36.77	$39.11	$36.55	$30.62
Number of accumulation units outstanding at end of period	2,131	2,729	2,698	5,085	5,308	5,498	5,009	5,507	5,573	4,872
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$30.82	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17
Value at end of period	$36.51	$30.82	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72
Number of accumulation units outstanding at end of period	1,029	1,029	1,061	1,292	1,229	957	591	4,697	330	655
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during November 2017)
Value at beginning of period	$18.98	$12.80	$13.66	$14.03
Value at end of period	$25.51	$18.98	$12.80	$13.66
Number of accumulation units outstanding at end of period	388	610	595	479
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)
(Funds were first received in this option during October 2011)
Value at beginning of period	$22.49	$18.25	$22.21	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84	$10.27
Value at end of period	$22.65	$22.49	$18.25	$22.21	$20.48	$16.44	$17.27	$16.64	$12.43	$10.84
Number of accumulation units outstanding at end of period	0	0	0	130	130	291	348	348	281	14
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$23.50	$19.41	$23.13	$21.92	$19.07	$20.07	$18.22	$14.16	$12.52	$13.20
Value at end of period	$23.79	$23.50	$19.41	$23.13	$21.92	$19.07	$20.07	$18.22	$14.16	$12.52
Number of accumulation units outstanding at end of period	238	459	495	590	779	619	563	528	840	758
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during October 2019)
Value at beginning of period	$10.60	$10.58
Value at end of period	$10.78	$10.60
Number of accumulation units outstanding at end of period	2,578	338

CFI 401

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
METROPOLITAN WEST TOTAL RETURN BOND FUND (M CLASS)
(Funds were first received in this option during August 2015)
Value at beginning of period	$10.94	$10.17	$10.31	$10.12	$10.02	$10.14
Value at end of period	$11.76	$10.94	$10.17	$10.31	$10.12	$10.02
Number of accumulation units outstanding at end of period	6,667	5,951	5,123	3,523	2,204	562
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
Value at beginning of period	$23.78	$19.16	$20.64	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20	$10.65
Value at end of period	$27.99	$23.78	$19.16	$20.64	$17.65	$16.26	$16.56	$15.21	$11.16	$10.20
Number of accumulation units outstanding at end of period	0	0	0	0	395	395	395	0	0	212
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$21.32	$17.86	$18.86	$16.87	$16.15	$16.44	$15.41	$13.41	$12.20	$12.59
Value at end of period	$24.47	$21.32	$17.86	$18.86	$16.87	$16.15	$16.44	$15.41	$13.41	$12.20
Number of accumulation units outstanding at end of period	1,038	1,038	1,348	1,712	1,712	1,712	1,712	1,913	4,103	7,379
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.16	$14.16	$14.66	$14.32	$13.79	$14.35	$14.09	$15.72	$14.64	$13.27
Value at end of period	$16.73	$15.16	$14.16	$14.66	$14.32	$13.79	$14.35	$14.09	$15.72	$14.64
Number of accumulation units outstanding at end of period	1,303	1,309	2,033	1,908	2,428	2,917	2,736	3,539	5,921	4,911
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$21.77	$19.26	$20.17	$19.04	$16.88	$17.79	$18.00	$16.27	$14.19	$14.61
Value at end of period	$22.03	$21.77	$19.26	$20.17	$19.04	$16.88	$17.79	$18.00	$16.27	$14.19
Number of accumulation units outstanding at end of period	533	487	487	487	487	456	332	332	142	147
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.58	$10.01	$10.09	$9.91	$10.26
Value at end of period	$11.29	$10.58	$10.01	$10.09	$9.91
Number of accumulation units outstanding at end of period	412	87	18	101	29
TEMPLETON GLOBAL BOND FUND (CLASS A)
Value at beginning of period	$21.13	$21.26	$21.26	$21.03	$20.05	$21.21	$21.14	$20.94	$18.31	$18.99
Value at end of period	$19.95	$21.13	$21.26	$21.26	$21.03	$20.05	$21.21	$21.14	$20.94	$18.31
Number of accumulation units outstanding at end of period	8,925	9,375	9,832	10,889	11,936	13,774	14,551	16,260	19,447	18,742
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2018)
Value at beginning of period	$12.57	$10.13	$12.11
Value at end of period	$14.94	$12.57	$10.13
Number of accumulation units outstanding at end of period	1,667	1,668	1,668
USAA PRECIOUS METALS AND MINERALS FUND (ADVISER SHARES)
(Funds were first received in this option during December 2017)
Value at beginning of period	$4.55	$3.23	$3.73	$3.50
Value at end of period	$2.73	$4.55	$3.23	$3.73
Number of accumulation units outstanding at end of period	0	0	0	375
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.93
Value at end of period	$20.58
Number of accumulation units outstanding at end of period	121
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$20.26	$17.22	$18.72	$16.52	$15.51	$16.00	$15.26	$13.24	$11.80	$12.10
Value at end of period	$22.17	$20.26	$17.22	$18.72	$16.52	$15.51	$16.00	$15.26	$13.24	$11.80
Number of accumulation units outstanding at end of period	0	118	122	122	527	527	122	141	315	315

CFI 402

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.91	$10.74	$11.94	$9.77	$9.33	$10.01
Value at end of period	$12.64	$12.91	$10.74	$11.94	$9.77	$9.33
Number of accumulation units outstanding at end of period	9,020	9,394	10,746	13,126	14,416	15,683
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$12.42	$10.63	$11.60	$10.21	$9.68	$9.89
Value at end of period	$14.25	$12.42	$10.63	$11.60	$10.21	$9.68
Number of accumulation units outstanding at end of period	409	219	183	130	75	15
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during March 2013)
Value at beginning of period	$11.56	$11.13	$11.17	$11.14	$11.10	$11.06	$10.68	$10.99
Value at end of period	$11.85	$11.56	$11.13	$11.17	$11.14	$11.10	$11.06	$10.68
Number of accumulation units outstanding at end of period	244	0	0	0	0	438	234	29
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.16	$10.09	$10.06	$10.13	$10.24	$10.36	$10.49	$10.62	$10.75	$10.89
Value at end of period	$10.07	$10.16	$10.09	$10.06	$10.13	$10.24	$10.36	$10.49	$10.62	$10.75
Number of accumulation units outstanding at end of period	166,660	122,237	91,019	88,485	107,232	152,181	174,042	156,879	141,928	175,309
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$29.94	$23.53	$24.93	$20.98	$19.35	$19.88	$18.18	$14.09	$12.32	$12.51
Value at end of period	$34.68	$29.94	$23.53	$24.93	$20.98	$19.35	$19.88	$18.18	$14.09	$12.32
Number of accumulation units outstanding at end of period	5,579	5,611	6,310	6,518	6,848	7,582	7,374	8,428	5,883	5,548
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2019)
Value at beginning of period	$13.78	$13.32
Value at end of period	$14.42	$13.78
Number of accumulation units outstanding at end of period	4,213	4,452
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$22.06	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59
Value at end of period	$23.02	$22.06	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05
Number of accumulation units outstanding at end of period	0	0	1,021	1,576	1,366	3,434	4,395	6,643	6,723	7,825
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.08	$23.42	$25.45	$20.67	$18.98	$19.06	$16.95	$12.91	$11.42	$11.58
Value at end of period	$34.43	$30.08	$23.42	$25.45	$20.67	$18.98	$19.06	$16.95	$12.91	$11.42
Number of accumulation units outstanding at end of period	8,544	9,091	10,518	9,143	9,375	9,884	5,156	6,383	8,198	8,825
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.71	$24.47	$28.93	$25.79	$22.11	$22.79	$21.06	$15.85	$13.64	$13.97
Value at end of period	$32.83	$30.71	$24.47	$28.93	$25.79	$22.11	$22.79	$21.06	$15.85	$13.64
Number of accumulation units outstanding at end of period	3,557	3,993	3,993	4,290	5,365	6,529	6,284	7,482	8,076	8,395
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.74	$23.89	$27.62	$25.45	$20.24	$21.17	$20.33	$14.43	$13.00	$13.26
Value at end of period	$29.92	$28.74	$23.89	$27.62	$25.45	$20.24	$21.17	$20.33	$14.43	$13.00
Number of accumulation units outstanding at end of period	2,818	3,270	3,338	3,616	4,556	5,105	4,656	5,447	6,371	6,814
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.74	$15.43	$15.71	$15.14	$14.70	$14.80	$14.04	$14.24	$13.18	$12.41
Value at end of period	$17.82	$16.74	$15.43	$15.71	$15.14	$14.70	$14.80	$14.04	$14.24	$13.18
Number of accumulation units outstanding at end of period	27,399	28,646	28,224	36,707	42,320	46,403	40,881	50,235	50,490	30,287

CFI 403

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.08	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90	$7.96
Value at end of period	$11.80	$11.08	$9.23	$10.84	$8.79	$8.83	$9.02	$9.71	$8.09	$6.90
Number of accumulation units outstanding at end of period	1,646	1,643	624	243	14	7	14	6	320	320
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$30.72	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$11.48
Value at end of period	$39.71	$30.72	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01
Number of accumulation units outstanding at end of period	3,437	3,952	3,912	8,155	7,725	8,134	6,000	6,174	3,939
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$17.97	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25
Value at end of period	$18.86	$17.97	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43
Number of accumulation units outstanding at end of period	5,774	5,772	6,089	7,272	8,511	9,915	9,543	12,622	11,919	13,419
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$42.90	$33.59	$36.76	$29.76	$28.09	$28.30	$26.32	$20.20	$17.91	$18.23
Value at end of period	$59.80	$42.90	$33.59	$36.76	$29.76	$28.09	$28.30	$26.32	$20.20	$17.91
Number of accumulation units outstanding at end of period	3,319	3,719	3,576	4,395	3,714	4,030	4,178	5,230	4,343	2,274
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during August 2018)
Value at beginning of period	$12.87	$10.45	$12.85
Value at end of period	$14.71	$12.87	$10.45
Number of accumulation units outstanding at end of period	0	0	5
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$45.01	$33.55	$34.31	$26.46	$25.14	$23.66	$22.59
Value at end of period	$61.55	$45.01	$33.55	$34.31	$26.46	$25.14	$23.66
Number of accumulation units outstanding at end of period	3,493	2,694	2,369	2,343	1,977	1,356	359
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.94	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97
Value at end of period	$30.01	$24.94	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09
Number of accumulation units outstanding at end of period	14,278	11,933	13,813	12,971	10,929	6,867	2,749	747	3,202	2,870
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2014)
Value at beginning of period	$29.32	$23.64	$25.70	$22.99	$20.19	$21.24	$21.01
Value at end of period	$29.31	$29.32	$23.64	$25.70	$22.99	$20.19	$21.24
Number of accumulation units outstanding at end of period	1,841	2,019	1,980	1,913	1,770	1,342	240
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$40.44	$30.44	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93
Value at end of period	$53.72	$40.44	$30.44	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39
Number of accumulation units outstanding at end of period	454	410	212	32	0	145	0	196	196	195
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$24.07	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12
Value at end of period	$27.74	$24.07	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81
Number of accumulation units outstanding at end of period	10,911	9,832	8,959	7,040	5,899	4,499	2,921	1,999	1,566	1,258
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.08	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85
Value at end of period	$27.25	$23.08	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29
Number of accumulation units outstanding at end of period	5,375	4,745	4,356	3,620	3,769	3,941	2,865	1,953	1,275	956

CFI 404

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$36.02	$29.02	$34.93	$29.79	$26.60	$27.18	$26.06	$18.97	$16.68	$16.75
Value at end of period	$44.95	$36.02	$29.02	$34.93	$29.79	$26.60	$27.18	$26.06	$18.97	$16.68
Number of accumulation units outstanding at end of period	2,999	2,975	2,962	3,226	3,037	3,048	3,443	3,213	2,429	1,768
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$35.04	$28.11	$33.83	$30.78	$25.03	$25.55	$24.28	$17.85	$15.78	$16.39
Value at end of period	$38.85	$35.04	$28.11	$33.83	$30.78	$25.03	$25.55	$24.28	$17.85	$15.78
Number of accumulation units outstanding at end of period	1,196	1,219	1,103	2,076	1,967	1,843	1,583	2,245	1,912	3,272
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$18.72	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43
Value at end of period	$20.99	$18.72	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93
Number of accumulation units outstanding at end of period	1,133	534	789	810	1,467	1,334	7,712	1,008	474	475
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$20.38	$16.92	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$10.82
Value at end of period	$23.03	$20.38	$16.92	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90
Number of accumulation units outstanding at end of period	2,557	2,348	987	872	765	695	627	572	14	14
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$21.12	$17.26	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38	$11.90
Value at end of period	$24.25	$21.12	$17.26	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38
Number of accumulation units outstanding at end of period	1,107	949	754	568	434	327	240	133	98
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2018)
Value at beginning of period	$21.17	$17.22	$19.85
Value at end of period	$24.26	$21.17	$17.22
Number of accumulation units outstanding at end of period	0	0	82
VOYA SOLUTION BALANCED PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$15.59	$13.22	$14.34	$12.66	$12.05	$12.26	$11.88
Value at end of period	$17.39	$15.59	$13.22	$14.34	$12.66	$12.05	$12.26
Number of accumulation units outstanding at end of period	2,667	2,667	2,495	2,431	1,932	2,664	1,039
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.34	$14.63	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71
Value at end of period	$18.07	$16.34	$14.63	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60
Number of accumulation units outstanding at end of period	1,751	1,755	7,188	11,631	11,212	10,445	94	94	94	298
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.84	$16.61	$17.53	$16.06	$15.38	$15.61	$14.82	$13.39	$12.07	$12.01
Value at end of period	$20.55	$18.84	$16.61	$17.53	$16.06	$15.38	$15.61	$14.82	$13.39	$12.07
Number of accumulation units outstanding at end of period	978	978	978	978	978	978	2,649	855	678	483
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.00	$18.13	$20.03	$17.20	$16.29	$16.69	$15.86	$13.12	$11.55	$12.05
Value at end of period	$24.85	$22.00	$18.13	$20.03	$17.20	$16.29	$16.69	$15.86	$13.12	$11.55
Number of accumulation units outstanding at end of period	391	391	391	391	391	391	0	0	0	0
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2015)
Value at beginning of period	$20.53	$17.43	$18.79	$16.61	$15.78	$16.53
Value at end of period	$22.85	$20.53	$17.43	$18.79	$16.61	$15.78
Number of accumulation units outstanding at end of period	257	257	0	2,631	2,632	2,630

CFI 405

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.07	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16
Value at end of period	$13.84	$13.07	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82
Number of accumulation units outstanding at end of period	3,950	1,795	1,573	1,796	540	648	385	339	78	295
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$32.39	$25.01	$26.56	$22.14	$20.08	$20.10	$17.96	$13.77	$12.04	$11.98
Value at end of period	$37.78	$32.39	$25.01	$26.56	$22.14	$20.08	$20.10	$17.96	$13.77	$12.04
Number of accumulation units outstanding at end of period	1,129	946	970	944	1,022	1,116	1,155	1,257	1,388	1,479
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$36.23	$28.07	$33.19	$30.24	$24.68	$25.43	$22.90	$17.65	$15.36	$16.06
Value at end of period	$37.03	$36.23	$28.07	$33.19	$30.24	$24.68	$25.43	$22.90	$17.65	$15.36
Number of accumulation units outstanding at end of period	3,277	3,244	3,266	3,825	3,872	4,009	4,653	4,331	3,952	3,487
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$41.03	$29.99	$30.96	$24.45	$23.50	$25.06	$24.32	$17.74	$15.01	$14.87
Value at end of period	$54.00	$41.03	$29.99	$30.96	$24.45	$23.50	$25.06	$24.32	$17.74	$15.01
Number of accumulation units outstanding at end of period	991	865	808	1,131	1,326	1,289	1,781	1,127	657	759
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.19	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17
Value at end of period	$15.22	$16.19	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52
Number of accumulation units outstanding at end of period	327	1,386	1,393	930	930	1,245	1,202	1,140	4,072	993
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.60	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29
Value at end of period	$19.01	$20.60	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13
Number of accumulation units outstanding at end of period	2,730	2,722	2,524	3,008	4,636	4,412	4,774	5,899	6,822	4,538
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$26.91	$20.48	$22.78	$18.98	$17.72	$17.43	$15.64	$11.76	$10.60	$11.26
Value at end of period	$32.27	$26.91	$20.48	$22.78	$18.98	$17.72	$17.43	$15.64	$11.76	$10.60
Number of accumulation units outstanding at end of period	364	364	364	658	657	658	277	893	713	546
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$19.38	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76	$9.32
Value at end of period	$20.97	$19.38	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	122	122	94
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$25.91	$20.95	$24.22	$20.84	$17.91	$19.29	$17.90	$13.42	$11.46	$11.85
Value at end of period	$25.47	$25.91	$20.95	$24.22	$20.84	$17.91	$19.29	$17.90	$13.42	$11.46
Number of accumulation units outstanding at end of period	182	405	182	187	1,441	6,797	7,432	5,547	5,741	5,917
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.86	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37
Value at end of period	$24.82	$22.86	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08
Number of accumulation units outstanding at end of period	1,960	1,718	1,766	984	664	1,231	1,519	394	0	0
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$24.61	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66
Value at end of period	$25.01	$24.61	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27
Number of accumulation units outstanding at end of period	1,804	1,820	1,784	1,600	1,135	1,082	1,011	1,125	1,198	1,411
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$28.18	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31
Value at end of period	$35.56	$28.18	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07
Number of accumulation units outstanding at end of period	3,153	4,386	4,916	5,763	5,638	5,944	4,434	5,784	5,724	6,196

CFI 406

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.39	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81
Value at end of period	$38.71	$29.39	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22
Number of accumulation units outstanding at end of period	703	751	1,213	832	2,050	2,944	2,242	2,096	1,345	475
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$33.63	$26.99	$31.12	$27.71	$24.46	$25.55	$22.50	$17.32	$14.61	$14.53
Value at end of period	$33.31	$33.63	$26.99	$31.12	$27.71	$24.46	$25.55	$22.50	$17.32	$14.61
Number of accumulation units outstanding at end of period	2,197	2,612	2,791	4,673	4,453	3,511	2,932	1,979	1,556	1,087
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.16	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75
Value at end of period	$38.08	$33.16	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40
Number of accumulation units outstanding at end of period	1,294	1,413	1,271	964	726	492	203	156	135	135
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$31.94	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54
Value at end of period	$37.21	$31.94	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76
Number of accumulation units outstanding at end of period	169,283	174,932	154,168	165,642	142,352	128,986	106,893	94,859	80,648	68,491
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$37.83	$27.92	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79
Value at end of period	$49.25	$37.83	$27.92	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12
Number of accumulation units outstanding at end of period	1,148	4,811	3,501	825	824	1,339	427	1,247	1,081	2,729
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.75	$21.43	$23.93	$20.85	$17.77	$19.33	$18.21	$14.22	$12.28	$12.55
Value at end of period	$26.67	$26.75	$21.43	$23.93	$20.85	$17.77	$19.33	$18.21	$14.22	$12.28
Number of accumulation units outstanding at end of period	7,252	7,785	7,712	9,785	10,678	11,422	12,248	15,495	12,030	10,941
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$40.91	$31.66	$32.41	$24.57	$24.51	$22.39	$20.86	$15.17	$12.92	$13.22
Value at end of period	$55.22	$40.91	$31.66	$32.41	$24.57	$24.51	$22.39	$20.86	$15.17	$12.92
Number of accumulation units outstanding at end of period	8,251	7,181	7,179	7,548	6,971	7,780	6,421	5,914	5,267	4,710
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.54	$16.29	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80
Value at end of period	$23.22	$20.54	$16.29	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95
Number of accumulation units outstanding at end of period	482	306	306	306	306	306	306	306	288	573
WANGER INTERNATIONAL
Value at beginning of period	$15.64	$12.18	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27
Value at end of period	$17.66	$15.64	$12.18	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66
Number of accumulation units outstanding at end of period	487	476	696	2,016	1,843	1,701	1,592	1,395	1,500	1,472
WANGER SELECT
Value at beginning of period	$33.36	$26.12	$30.20	$24.14	$21.57	$21.78	$21.38	$16.09	$13.75	$16.92
Value at end of period	$41.73	$33.36	$26.12	$30.20	$24.14	$21.57	$21.78	$21.38	$16.09	$13.75
Number of accumulation units outstanding at end of period	854	1,143	1,170	1,775	1,716	2,694	2,911	3,188	3,249	4,470
WANGER USA
Value at beginning of period	$37.00	$28.58	$29.37	$24.87	$22.15	$22.56	$21.81	$16.51	$13.93	$14.61
Value at end of period	$45.40	$37.00	$28.58	$29.37	$24.87	$22.15	$22.56	$21.81	$16.51	$13.93
Number of accumulation units outstanding at end of period	821	957	879	3,277	3,237	3,179	3,057	2,997	2,734	2,564

CFI 407

Condensed Financial Information (continued)

TABLE 51
FOR CONTRACTS ISSUED TO PENNSYLVANIA ARP WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-4)
Value at beginning of period	$39.27	$30.86	$32.00	$25.55	$23.71	$22.66	$20.87	$15.70	$13.11	$13.87
Value at end of period	$53.76	$39.27	$30.86	$32.00	$25.55	$23.71	$22.66	$20.87	$15.70	$13.11
Number of accumulation units outstanding at end of period	89	310	300	287	256	223	201	195	20,240	17,793
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$45.68	$34.94	$37.57	$31.02	$28.91	$28.91	$25.99	$19.93	$17.23	$17.79
Value at end of period	$59.25	$45.68	$34.94	$37.57	$31.02	$28.91	$28.91	$25.99	$19.93	$17.23
Number of accumulation units outstanding at end of period	1,000	1,243	1,238	1,302	1,303	1,256	1,200	796	130,908	124,244
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.09	$22.97	$25.22	$22.48	$19.17	$20.09	$18.60	$14.61	$12.54	$12.50
Value at end of period	$30.84	$29.09	$22.97	$25.22	$22.48	$19.17	$20.09	$18.60	$14.61	$12.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.51	$26.61	$26.83	$19.99	$19.96	$18.74	$16.95	$12.51	$10.98	$11.03
Value at end of period	$50.77	$35.51	$26.61	$26.83	$19.99	$19.96	$18.74	$16.95	$12.51	$10.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	85	66
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.61	$19.38	$22.90	$17.69	$18.76	$18.22	$19.95	$15.40	$12.83	$15.59
Value at end of period	$28.26	$24.61	$19.38	$22.90	$17.69	$18.76	$18.22	$19.95	$15.40	$12.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$43.24	$34.45	$39.80	$36.20	$27.99	$30.42	$30.44	$22.49	$19.12	$20.00
Value at end of period	$45.19	$43.24	$34.45	$39.80	$36.20	$27.99	$30.42	$30.44	$22.49	$19.12
Number of accumulation units outstanding at end of period	247	346	339	346	335	301	267	212	42,711	49,952
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$28.84	$22.51	$25.00	$22.23	$20.30	$21.68	$20.18	$15.71	$13.89	$13.99
Value at end of period	$32.62	$28.84	$22.51	$25.00	$22.23	$20.30	$21.68	$20.18	$15.71	$13.89
Number of accumulation units outstanding at end of period	37	37	37	37	37	0	0	0	5,860	3,286
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$30.52	$25.05	$29.68	$27.96	$24.18	$25.29	$22.83	$17.63	$15.49	$16.24
Value at end of period	$31.08	$30.52	$25.05	$29.68	$27.96	$24.18	$25.29	$22.83	$17.63	$15.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	31,932
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$16.65	$15.46	$15.91	$15.45	$14.78	$15.29	$14.93	$16.55	$15.32	$13.81
Value at end of period	$18.48	$16.65	$15.46	$15.91	$15.45	$14.78	$15.29	$14.93	$16.55	$15.32
Number of accumulation units outstanding at end of period	81	88	88	212	211	201	168	123	51,742	32,027
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$23.41	$19.79	$21.37	$18.75	$17.50	$17.95	$17.01	$14.67	$12.99	$13.25
Value at end of period	$25.78	$23.41	$19.79	$21.37	$18.75	$17.50	$17.95	$17.01	$14.67	$12.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 408

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.41	$15.30	$15.72	$14.43	$13.66	$14.37	$14.40	$15.10	$14.08	$13.67
Value at end of period	$17.80	$16.41	$15.30	$15.72	$14.43	$13.66	$14.37	$14.40	$15.10	$14.08
Number of accumulation units outstanding at end of period	186	374	359	339	327	310	254	217	51,284	53,122
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.45	$24.34	$26.29	$21.23	$19.38	$19.34	$17.10	$12.95	$11.39	$11.47
Value at end of period	$36.22	$31.45	$24.34	$26.29	$21.23	$19.38	$19.34	$17.10	$12.95	$11.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	9,587
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$39.11	$30.98	$36.40	$32.26	$27.48	$28.16	$25.87	$19.35	$16.55	$16.85
Value at end of period	$42.06	$39.11	$30.98	$36.40	$32.26	$27.48	$28.16	$25.87	$19.35	$16.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	13,601
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.66	$31.12	$35.75	$32.74	$25.88	$26.91	$25.69	$18.12	$16.23	$16.46
Value at end of period	$39.43	$37.66	$31.12	$35.75	$32.74	$25.88	$26.91	$25.69	$18.12	$16.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	13,064
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$21.25	$19.47	$19.71	$18.88	$18.22	$18.23	$17.20	$17.33	$15.95	$14.92
Value at end of period	$22.76	$21.25	$19.47	$19.71	$18.88	$18.22	$18.23	$17.20	$17.33	$15.95
Number of accumulation units outstanding at end of period	59	71	71	127	133	130	30	25	19,660	20,546
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$19.51	$15.69	$17.13	$15.19	$13.42	$14.14	$12.93	$9.94	$8.72	$8.48
Value at end of period	$20.59	$19.51	$15.69	$17.13	$15.19	$13.42	$14.14	$12.93	$9.94	$8.72
Number of accumulation units outstanding at end of period	588	590	591	661	674	621	509	400	145,316	159,892
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$26.74	$20.49	$21.37	$17.55	$15.92	$15.69	$13.99	$10.66	$10.09
Value at end of period	$32.38	$26.74	$20.49	$21.37	$17.55	$15.92	$15.69	$13.99	$10.66
Number of accumulation units outstanding at end of period	64	64	64	64	64	488	388	166	15,086
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$25.81	$19.99	$22.19	$18.93	$16.80	$17.40	$15.54	$11.66	$10.60
Value at end of period	$29.92	$25.81	$19.99	$22.19	$18.93	$16.80	$17.40	$15.54	$11.66
Number of accumulation units outstanding at end of period	141	150	150	233	240	211	211	137	41,469
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2012)
Value at beginning of period	$24.75	$19.90	$22.58	$19.89	$16.53	$17.43	$16.72	$12.13	$11.07
Value at end of period	$29.40	$24.75	$19.90	$22.58	$19.89	$16.53	$17.43	$16.72	$12.13
Number of accumulation units outstanding at end of period	207	207	207	289	314	308	298	240	43,670
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$40.20	$32.06	$38.35	$34.68	$28.04	$28.45	$26.87	$19.64	$17.26	$17.81
Value at end of period	$44.85	$40.20	$32.06	$38.35	$34.68	$28.04	$28.45	$26.87	$19.64	$17.26
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	34	14
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$21.79	$19.10	$20.04	$18.25	$17.38	$17.52	$16.54	$14.85	$13.31	$13.16
Value at end of period	$23.91	$21.79	$19.10	$20.04	$18.25	$17.38	$17.52	$16.54	$14.85	$13.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	8,786
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.41	$20.00	$21.96	$18.75	$17.65	$17.97	$16.98	$13.96	$12.22	$12.67
Value at end of period	$27.74	$24.41	$20.00	$21.96	$18.75	$17.65	$17.97	$16.98	$13.96	$12.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	6,658

CFI 409

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.25	$19.63	$21.03	$18.49	$17.45	$17.66	$16.66	$14.38	$12.75	$12.90
Value at end of period	$26.05	$23.25	$19.63	$21.03	$18.49	$17.45	$17.66	$16.66	$14.38	$12.75
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	3,411
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$22.36	$17.56	$19.14	$18.32	$17.68	$17.29	$13.40	$13.22	$11.51	$10.58
Value at end of period	$20.76	$22.36	$17.56	$19.14	$18.32	$17.68	$17.29	$13.40	$13.22	$11.51
Number of accumulation units outstanding at end of period	8	17	17	101	101	97	79	59	38,060	22,569
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$24.99	$20.95	$23.29	$21.13	$18.45	$18.96	$17.52	$14.11	$12.59	$12.81
Value at end of period	$27.31	$24.99	$20.95	$23.29	$21.13	$18.45	$18.96	$17.52	$14.11	$12.59
Number of accumulation units outstanding at end of period	292	303	303	303	303	264	227	188	30,563	38,499
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$30.81	$23.53	$27.28	$20.12	$20.21	$19.53	$19.21	$15.21	$12.58	$13.78
Value at end of period	$39.12	$30.81	$23.53	$27.28	$20.12	$20.21	$19.53	$19.21	$15.21	$12.58
Number of accumulation units outstanding at end of period	94	127	127	130	113	113	118	102	62,017	60,213
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2012)
Value at beginning of period	$34.88	$28.23	$28.27	$24.72	$23.03	$22.03	$19.77	$16.29	$15.23
Value at end of period	$40.89	$34.88	$28.23	$28.27	$24.72	$23.03	$22.03	$19.77	$16.29
Number of accumulation units outstanding at end of period	53	53	53	117	117	86	72	50	42,878
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$45.34	$34.88	$35.50	$26.75	$26.52	$24.09	$22.31	$16.12	$13.65	$13.89
Value at end of period	$61.57	$45.34	$34.88	$35.50	$26.75	$26.52	$24.09	$22.31	$16.12	$13.65
Number of accumulation units outstanding at end of period	223	224	224	197	196	193	185	133	44,737	25,717
WANGER SELECT
Value at beginning of period	$36.64	$28.52	$32.77	$26.04	$23.12	$23.21	$22.65	$16.94	$14.40	$17.60
Value at end of period	$46.10	$36.64	$28.52	$32.77	$26.04	$23.12	$23.21	$22.65	$16.94	$14.40
Number of accumulation units outstanding at end of period	69	71	71	72	70	73	73	73	9,795	17,209

TABLE 52
FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.10%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2015)
Value at beginning of period	$32.17	$24.20	$23.64	$18.35	$17.07	$17.47
Value at end of period	$42.69	$32.17	$24.20	$23.64	$18.35	$17.07
Number of accumulation units outstanding at end of period	0	0	0	0	2,735	1,011
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2015)
Value at beginning of period	$27.04	$21.60	$22.82	$18.77	$17.18	$17.45
Value at end of period	$30.78	$27.04	$21.60	$22.82	$18.77	$17.18
Number of accumulation units outstanding at end of period	0	0	0	0	3,500	1,007

CFI 410

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$11.45
Value at end of period	$13.01
Number of accumulation units outstanding at end of period	85
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.14	$9.34	$10.63
Value at end of period	$12.81	$12.14	$9.34
Number of accumulation units outstanding at end of period	769	960	396
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during July 2015)
Value at beginning of period	$20.26	$13.50	$14.24	$10.73	$10.56	$11.51
Value at end of period	$27.54	$20.26	$13.50	$14.24	$10.73	$10.56
Number of accumulation units outstanding at end of period	0	0	0	0	3,342	2,653
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.68	$11.26	$12.36	$10.00	$9.44	$10.04
Value at end of period	$13.56	$13.68	$11.26	$12.36	$10.00	$9.44
Number of accumulation units outstanding at end of period	238	1,660	512	85,663	92,110	107,678

TABLE 53
FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during July 2020)
Value at beginning of period	$38.51
Value at end of period	$49.99
Number of accumulation units outstanding at end of period	1,697
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during September 2015)
Value at beginning of period	$12.23	$10.47	$11.31	$9.95	$9.34	$9.23
Value at end of period	$12.58	$12.23	$10.47	$11.31	$9.95	$9.34
Number of accumulation units outstanding at end of period	181	181	181	181	181	181
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during July 2016)
Value at beginning of period	$14.80	$11.64	$12.28	$10.55	$10.11
Value at end of period	$15.69	$14.80	$11.64	$12.28	$10.55
Number of accumulation units outstanding at end of period	443	19,024	18,495	13,613	3,962
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during May 2015)
Value at beginning of period	$15.78	$12.65	$11.76	$9.46	$10.11	$10.38
Value at end of period	$18.78	$15.78	$12.65	$11.76	$9.46	$10.11
Number of accumulation units outstanding at end of period	1,608	6,795	12,481	13,584	814	10,987

CFI 411

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.07	$9.31	$10.62
Value at end of period	$12.70	$12.07	$9.31
Number of accumulation units outstanding at end of period	28,656	80,278	76,218
DELAWARE SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2015)
Value at beginning of period	$17.96	$14.11	$17.18	$15.45	$11.84	$13.09
Value at end of period	$17.63	$17.96	$14.11	$17.18	$15.45	$11.84
Number of accumulation units outstanding at end of period	108	108	108	108	107	107
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.06
Number of accumulation units outstanding at end of period	177
IVY SCIENCE AND TECHNOLOGY FUND (CLASS Y)
(Funds were first received in this option during September 2015)
Value at beginning of period	$19.92	$13.31	$14.08	$10.65	$10.51	$10.47
Value at end of period	$26.99	$19.92	$13.31	$14.08	$10.65	$10.51
Number of accumulation units outstanding at end of period	3,098	3,962	7,582	2,793	127	127
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.94	$10.42	$10.34	$10.13	$10.11
Value at end of period	$11.21	$10.94	$10.42	$10.34	$10.13
Number of accumulation units outstanding at end of period	644	1,185	1,204	728	947
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2015)
Value at beginning of period	$6.06	$5.43	$6.35	$6.22	$5.46	$7.20
Value at end of period	$6.08	$6.06	$5.43	$6.35	$6.22	$5.46
Number of accumulation units outstanding at end of period	2,628	3,052	3,169	3,171	4,944	6,103
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during October 2015)
Value at beginning of period	$11.01	$10.33	$10.32	$10.05	$9.97	$10.08
Value at end of period	$11.85	$11.01	$10.33	$10.32	$10.05	$9.97
Number of accumulation units outstanding at end of period	8,639	0	0	0	1,156	3,435
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.68
Number of accumulation units outstanding at end of period	1,900
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$15.22	$11.89	$12.80	$10.77	$9.67	$9.92
Value at end of period	$16.97	$15.22	$11.89	$12.80	$10.77	$9.67
Number of accumulation units outstanding at end of period	1,412	2,160	2,158	1,813	0	1,654

CFI 412

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.48	$11.12	$12.25	$9.94	$9.41	$10.03
Value at end of period	$13.31	$13.48	$11.12	$12.25	$9.94	$9.41
Number of accumulation units outstanding at end of period	146,808	201,516	1,046,213	186,342	208,777	215,715
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$13.03	$11.06	$11.96	$10.45	$9.82	$10.62
Value at end of period	$15.07	$13.03	$11.06	$11.96	$10.45	$9.82
Number of accumulation units outstanding at end of period	55	55	55	55	55	55
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.67	$14.21
Value at end of period	$15.48	$14.67
Number of accumulation units outstanding at end of period	21,184	31,869
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during July 2018)
Value at beginning of period	$17.66	$13.33	$16.43
Value at end of period	$21.42	$16.74	$13.33
Number of accumulation units outstanding at end of period	36	0	3,815

TABLE 54
FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.87	$10.22	$11.11	$9.84	$9.30	$9.65
Value at end of period	$12.12	$11.87	$10.22	$11.11	$9.84	$9.30
Number of accumulation units outstanding at end of period	6,928	6,762	4,663	3,634	2,705	1,930
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during November 2015)
Value at beginning of period	$14.35	$11.37	$12.07	$10.44	$9.15	$9.41
Value at end of period	$15.12	$14.35	$11.37	$12.07	$10.44	$9.15
Number of accumulation units outstanding at end of period	4,268	4,311	4,176	4,087	4,507	538
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during July 2015)
Value at beginning of period	$15.31	$12.35	$11.56	$9.36	$10.07	$10.60
Value at end of period	$18.10	$15.31	$12.35	$11.56	$9.36	$10.07
Number of accumulation units outstanding at end of period	1,263	1,168	1,235	3,248	1,863	4,140

CFI 413

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.93	$9.26	$10.62
Value at end of period	$12.47	$11.93	$9.26
Number of accumulation units outstanding at end of period	1,632	1,468	1,271
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.99
Number of accumulation units outstanding at end of period	1,550
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during May 2016)
Value at beginning of period	$11.95	$9.99	$11.71	$9.66	$10.20
Value at end of period	$12.82	$11.95	$9.99	$11.71	$9.66
Number of accumulation units outstanding at end of period	310	269	11	11	6
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2017)
Value at beginning of period	$10.68	$10.25	$10.23	$10.20
Value at end of period	$10.88	$10.68	$10.25	$10.23
Number of accumulation units outstanding at end of period	11,402	7,075	3,565	956
PIMCO COMMODITYREALRETURN STRATEGY FUND® (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2016)
Value at beginning of period	$5.84	$5.27	$6.21	$6.12	$6.20
Value at end of period	$5.82	$5.84	$5.27	$6.21	$6.12
Number of accumulation units outstanding at end of period	2,496	1,905	1,389	795	277
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during September 2015)
Value at beginning of period	$10.68	$10.09	$10.14	$9.94	$9.93	$9.99
Value at end of period	$11.42	$10.68	$10.09	$10.14	$9.94	$9.93
Number of accumulation units outstanding at end of period	6,418	5,873	5,034	1,500	586	48
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$12.70	$10.22	$12.74	$10.36	$10.40
Value at end of period	$15.12	$12.70	$10.22	$12.74	$10.36
Number of accumulation units outstanding at end of period	13	49	49	49	49
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.61
Number of accumulation units outstanding at end of period	2,017
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$13.04	$10.83	$12.01	$9.81	$9.35	$10.02
Value at end of period	$12.80	$13.04	$10.83	$12.01	$9.81	$9.35
Number of accumulation units outstanding at end of period	11,868	12,292	30,302	35,336	36,655	42,441

CFI 414

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2017)
Value at beginning of period	$11.79	$11.32	$11.34	$11.41
Value at end of period	$12.10	$11.79	$11.32	$11.34
Number of accumulation units outstanding at end of period	3,109	2,440	2,025	5
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.98	$13.58
Value at end of period	$14.67	$13.98
Number of accumulation units outstanding at end of period	17,362	15,663
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during April 2017)
Value at beginning of period	$12.99	$10.53	$13.61	$11.58
Value at end of period	$14.88	$12.99	$10.53	$13.61
Number of accumulation units outstanding at end of period	1,320	1,058	941	846
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during December 2017)
Value at beginning of period	$16.35	$13.10	$13.77	$13.60
Value at end of period	$20.79	$16.35	$13.10	$13.77
Number of accumulation units outstanding at end of period	0	10	117	10

TABLE 55
FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER FEBRUARY 2014 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016	2015
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during April 2016)
Value at beginning of period	$11.81	$10.18	$11.08	$9.82	$9.54
Value at end of period	$12.06	$11.81	$10.18	$11.08	$9.82
Number of accumulation units outstanding at end of period	1,851	1,754	1,801	1,775	760
AVE MARIA RISING DIVIDEND FUND
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.29	$11.33	$12.04	$10.42	$9.14	$9.58
Value at end of period	$15.04	$14.29	$11.33	$12.04	$10.42	$9.14
Number of accumulation units outstanding at end of period	3,815	2,886	3,256	8,006	9,996	8
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A SHARES)
(Funds were first received in this option during June 2015)
Value at beginning of period	$15.24	$12.31	$11.53	$9.35	$10.06	$10.52
Value at end of period	$18.00	$15.24	$12.31	$11.53	$9.35	$10.06
Number of accumulation units outstanding at end of period	1,840	3,001	3,046	3,053	2,466	11,194

CFI 415

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during January 2019)
Value at beginning of period	$13.06	$10.07
Value at end of period	$12.65	$13.06
Number of accumulation units outstanding at end of period	1,944	1,648
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.90	$9.25	$10.62
Value at end of period	$12.43	$11.90	$9.25
Number of accumulation units outstanding at end of period	3,268	3,412	3,445
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.45
Value at end of period	$13.98
Number of accumulation units outstanding at end of period	216
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during April 2018)
Value at beginning of period	$11.90	$9.96	$11.64
Value at end of period	$12.76	$11.90	$9.96
Number of accumulation units outstanding at end of period	54	54	54
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.64	$10.22	$10.22	$10.08	$10.00
Value at end of period	$10.83	$10.64	$10.22	$10.22	$10.08
Number of accumulation units outstanding at end of period	1,721	1,797	1,857	1,543	352
TCW TOTAL RETURN BOND FUND (CLASS N)
(Funds were first received in this option during November 2015)
Value at beginning of period	$10.63	$10.05	$10.11	$9.93	$9.92	$9.93
Value at end of period	$11.36	$10.63	$10.05	$10.11	$9.93	$9.92
Number of accumulation units outstanding at end of period	6,306	5,111	4,441	4,029	4,019	20
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during April 2018)
Value at beginning of period	$12.65	$10.19	$12.63
Value at end of period	$15.05	$12.65	$10.19
Number of accumulation units outstanding at end of period	576	544	527
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.93
Value at end of period	$20.59
Number of accumulation units outstanding at end of period	6,168
VOYA CORPORATE LEADERS 100 FUND (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$14.70	$11.56	$12.55	$10.63	$9.62	$10.01
Value at end of period	$16.26	$14.70	$11.56	$12.55	$10.63	$9.62
Number of accumulation units outstanding at end of period	6,937	7,598	6,559	4,968	4,392	632
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$12.98	$10.79	$11.97	$9.79	$9.34	$10.01
Value at end of period	$12.72	$12.98	$10.79	$11.97	$9.79	$9.34
Number of accumulation units outstanding at end of period	54,607	60,395	65,850	73,907	75,921	94,031

CFI 416

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$12.49	$10.68	$11.64	$10.24	$9.70	$10.52
Value at end of period	$14.34	$12.49	$10.68	$11.64	$10.24	$9.70
Number of accumulation units outstanding at end of period	2,344	2,452	543	141	132	11
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during September 2016)
Value at beginning of period	$11.67	$11.22	$11.26	$11.22	$11.39
Value at end of period	$11.97	$11.67	$11.22	$11.26	$11.22
Number of accumulation units outstanding at end of period	166	88	161	151	32
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.88	$13.41
Value at end of period	$14.54	$13.88
Number of accumulation units outstanding at end of period	9,294	6,748
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during February 2018)
Value at beginning of period	$12.94	$10.50	$14.11
Value at end of period	$14.81	$12.94	$10.50
Number of accumulation units outstanding at end of period	1,954	1,920	1,885
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during August 2018)
Value at beginning of period	$16.29	$13.06	$16.33
Value at end of period	$20.69	$16.29	$13.06
Number of accumulation units outstanding at end of period	1,055	966	967

TABLE 56
FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER MARCH 2015 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016
AMERICAN FUNDS® - CAPITAL INCOME BUILDER® (CLASS R-4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.09	$10.37	$11.23	$9.91	$10.10
Value at end of period	$12.40	$12.09	$10.37	$11.23	$9.91
Number of accumulation units outstanding at end of period	5,784	8,809	8,157	9,388	7,496
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC. (CLASS A)
(Funds were first received in this option during March 2020)
Value at beginning of period	$13.42
Value at end of period	$12.82
Number of accumulation units outstanding at end of period	18
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$12.02	$9.29	$10.62
Value at end of period	$12.61	$12.02	$9.29
Number of accumulation units outstanding at end of period	18,561	27,932	28,379

CFI 417

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.03
Number of accumulation units outstanding at end of period	9,317
LAZARD INTERNATIONAL EQUITY PORTFOLIO (OPEN SHARES)
(Funds were first received in this option during February 2018)
Value at beginning of period	$12.12	$10.09	$11.97
Value at end of period	$13.06	$12.12	$10.09
Number of accumulation units outstanding at end of period	585	588	259
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during May 2016)
Value at beginning of period	$10.84	$10.36	$10.30	$10.12	$10.00
Value at end of period	$11.08	$10.84	$10.36	$10.30	$10.12
Number of accumulation units outstanding at end of period	68,290	63,434	42,190	55,848	24,091
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during July 2016)
Value at beginning of period	$12.89	$10.33	$12.82	$10.39	$10.18
Value at end of period	$15.40	$12.89	$10.33	$12.82	$10.39
Number of accumulation units outstanding at end of period	150	181	191	189	0
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.65
Number of accumulation units outstanding at end of period	110,634
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$14.40	$13.96
Value at end of period	$15.16	$14.40
Number of accumulation units outstanding at end of period	160,017	165,818
VOYA INDEX SOLUTION 2065 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2020)
Value at beginning of period	$10.44
Value at end of period	$11.63
Number of accumulation units outstanding at end of period	785
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$13.18	$10.64	$13.70	$10.33
Value at end of period	$15.16	$13.18	$10.64	$13.70
Number of accumulation units outstanding at end of period	3,306	2,652	3,723	3,957
WELLS FARGO SMALL COMPANY GROWTH FUND (ADMINISTRATOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$16.59	$13.24	$14.75
Value at end of period	$21.18	$16.59	$13.24
Number of accumulation units outstanding at end of period	10,680	17,625	20,683

CFI 418

Condensed Financial Information (continued)

TABLE 57
FOR CERTAIN SUBACCOUNTS BEGINNING IN OR AFTER DECEMBER 2015 IN CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85%
(Selected data for accumulation units outstanding throughout each period)

	2020	2019	2018	2017	2016
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$11.97	$9.28	$10.62
Value at end of period	$12.54	$11.97	$9.28
Number of accumulation units outstanding at end of period	21,576	24,478	19,647
INVESCO MAIN STREET MID CAP FUND (CLASS A)
(Funds were first received in this option during August 2020)
Value at beginning of period	$10.46
Value at end of period	$14.01
Number of accumulation units outstanding at end of period	8,817
LORD ABBETT SHORT DURATION INCOME FUND (CLASS R4)
(Funds were first received in this option during September 2016)
Value at beginning of period	$10.76	$10.30	$10.27	$10.10	$10.12
Value at end of period	$10.98	$10.76	$10.30	$10.27	$10.10
Number of accumulation units outstanding at end of period	12,548	10,401	8,214	1,495	1,478
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (CLASS R4)
(Funds were first received in this option during March 2017)
Value at beginning of period	$12.79	$10.27	$12.78	$10.91
Value at end of period	$15.26	$12.79	$10.27	$12.78
Number of accumulation units outstanding at end of period	7,781	211	3,445	1,927
USAA PRECIOUS METALS AND MINERALS FUND (CLASS A SHARES)
(Funds were first received in this option during August 2020)
Value at beginning of period	$19.94
Value at end of period	$20.63
Number of accumulation units outstanding at end of period	23,517
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during June 2016)
Value at beginning of period	$12.02	$11.52	$11.52	$11.44	$11.56
Value at end of period	$12.36	$12.02	$11.52	$11.52	$11.44
Number of accumulation units outstanding at end of period	625	625	996	752	432
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2019)
Value at beginning of period	$14.19	$13.72
Value at end of period	$14.91	$14.19
Number of accumulation units outstanding at end of period	128,600	168,465

CFI 419

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C Multiple Sponsored Retirement Options Variable Annuity prospectus dated May 1, 2021.

___Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.01107-21) dated May 1, 2021.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.01107-21

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

MULTIPLE SPONSORED RETIREMENT OPTIONS

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2021

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2021. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the “separate Account”).

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

Defined Contribution Administration

P.O. Box 990063

Windsor, CT 06199-0063

1-800-584-6001

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

Page

General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Performance Reporting	4
Sales Material and Advertising	5
Experts	5
Financial Statements of the Separate Account	1
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in the prospectus and is responsible for providing each contracts’ insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “FEES” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “CONTRACT PURCHASE AND PARTICIPATION,” “CONTRACT OWNERSHIP AND RIGHTS” and “YOUR ACCOUNT VALUE.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2020, 2019 and 2018 amounted to $67,609,346.50, $54,558,355.73 and $54,251,364.57, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases Annuity Units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

Example:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*   If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

•     Standardized average annual total returns; and

•     Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2020, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2020 and 2019, and for each of the three years in the period ended December 31, 2020, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is The Frost Tower, Suite 1901, 111 West Houston Street, San Antonio, TX 78205.

FINANCIAL STATEMENTS
Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2020
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2020

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Ernst & Young LLP
Suite 1000
55 Ivan Allen Jr. Boulevard
Atlanta, GA 30308

Tel: +1 404 874 8300
Fax: +1 404 817 5589 ey.com
ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company
Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Accounts Auditor since 2001.
April 5, 2021

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
AB Relative Value Fund - Class A	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS Growth and Income Portfolio - Class A
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
Alger Capital Appreciation Fund - Class A
Alger Responsible Investing Fund - Class A
AllianzGI Dividend Value Fund - Class A
AllianzGI Large-Cap Value Fund - Institutional Class
AllianzGI Small-Cap Value Fund - Class A
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund® - Class R-3
American Beacon Small Cap Value Fund - Investor Class
American Century Investments® Disciplined Core Value Fund - A Class
American Funds® Fundamental Investors® - Class R-3
American Funds® Fundamental Investors® - Class R-4
American Mutual Fund® - Class R-4
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan International Fund - Investor Shares
Ave Maria Rising Dividend Fund
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of America℠ - Class R-4
Calvert VP SRI Balanced Portfolio
Capital Income Builder® - Class R-4
Capital World Growth & Income Fund℠ - Class R-3

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
ClearBridge Aggressive Growth Fund - Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.
Columbia Large Cap Value Fund - Advisor Class
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Institutional Class
Columbia℠ Acorn® Fund - Class A Shares
CRM Mid Cap Value Fund - Investor Shares
Davis Financial Fund - Class Y
Delaware Small Cap Value Fund - Class A
Delaware Smid Cap Growth Fund - Institutional Class
DFA Emerging Markets Core Equity Portfolio - Institutional Class
DFA Inflation-Protected Securities Portfolio - Institutional Class
DFA U.S. Targeted Value Portfolio - Institutional Class
Diversified Value Portfolio
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
DWS Equity 500 Index Fund - Class S
DWS Small Cap Growth Fund - Class S
Eaton Vance Large-Cap Value Fund - Class R Shares
Equity Income Portfolio
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Faederated Hermes International Leaders Fund - Institutional Shares
Fidelity Advisor® New Insights Fund - Class I
Fidelity® VIP Asset Manager Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Franklin Biotechnology Discovery Fund - Advisor Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Mutual Global Discovery Fund - Class R
Franklin Natural Resources Fund - Advisor Class
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth Fund - Class A
Goldman Sachs Growth Opportunities Fund - Investor Shares
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Income Fund of America® - Class R-3
Inflation-Adjusted Bond Fund - Investor Class
Invesco American Value Fund - Class R5
Invesco Capital Appreciation Fund - Class A
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class Y
Invesco Endeavor Fund - Class A
Invesco Energy Fund - Class R5
Invesco Floating Rate ESG Fund - Class R5
Invesco Gold & Special Minerals Fund - Class A
Invesco Health Care Fund - Investor Class
Invesco High Yield Fund - Class R5
Invesco International Bond Fund - Class A
Invesco International Growth Fund - Class R5
Invesco International Small-Mid Company Fund - Class Y
Invesco Main Street Fund - Class A
Invesco Oppenheimer International Growth Fund - Class Y
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
Invesco Oppenheimer V.I. Global Fund - Series I
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
Invesco Small Cap Growth Fund - Class A
Invesco Small Cap Value Fund - Class A

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Invesco V.I. American Franchise Fund - Series I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. Core Equity Fund - Series I
Ivy Science and Technology Fund - Class Y
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
Lazard International Equity Portfolio - Open Shares
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Loomis Sayles Small Cap Value Fund - Retail Class
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Small Cap Value Fund - Class A
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Total Return Bond Fund - Class I Shares
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® International Intrinsic Value Fund - Class R3
MFS® New Discovery Fund - Class R3
Neuberger Berman Genesis Fund - Trust Class Shares
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund® - Class R-4

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Nuveen Global Infrastructure Fund - Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Parnassus Core Equity Fund℠ - Investor Shares
Pax Sustainable Allocation Fund - Investor Class
PGIM Jennison Utility Fund - Class Z
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund - Class Y Shares
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield Fund - Class A Shares
Pioneer High Yield VCT Portfolio - Class I
Pioneer Strategic Income Fund - Class A Shares
Royce Total Return Fund - Service Class
Small Company Growth Portfolio
SMALLCAP World Fund® - Class R-4
T. Rowe Price Large-Cap Growth Fund - I Class
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund - Advisor Class
TCW Total Return Bond Fund - Class N
Templeton Foreign Fund - Class A
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Third Avenue Real Estate Value Fund - Institutional Class
Touchstone Value Fund - Institutional Class
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio - Class I
Voya Corporate Leaders 100 Fund - Class I
Voya Floating Rate Fund - Class A

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Global Bond Portfolio - Adviser Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Global Perspectives® Portfolio - Class I
Voya GNMA Income Fund - Class A
Voya Government Money Market Portfolio - Class I
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Service Class

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Index Solution Income Portfolio - Initial Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Index Solution Income Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Service Class
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Fund - Class A
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Russell™ Mid Cap Index Portfolio - Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Conservative Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya U.S. Stock Index Portfolio - Institutional Class

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Oppenheimer Global Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors Fund℠ - Class R-3
Washington Mutual Investors Fund℠ - Class R-4
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Calvert US Large-Cap Core Responsible Index Fund - Class A	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from June 4, 2019 (commencement of operations) through December 31, 2019
Vanguard® Total Bond Market Index Fund - Admiral™ Shares Vanguard® Total International Stock Index Fund - Admiral™ Shares	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from July 19, 2019 (commencement of operations) through December 31, 2019
Wells Fargo Small Company Value Fund - Class A	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from September 20, 2019 (commencement of operations) through December 31, 2019
Invesco Main Street Mid Cap Fund® - Class A	For the period from May 15, 2020 (commencement of operations) through December 31, 2020
MainStay CBRE Real Estate Fund - Class A	For the period from February 24, 2020 (commencement of operations) through December 31, 2020
USAA Precious Metals and Minerals Fund - Class A Shares	For the period from June 29, 2020 (commencement of operations) through December 31, 2020
Voya Index Solution 2065 Portfolio - Initial Class	For the period from August 24, 2020 (commencement of operations) through December 31, 2020
Voya Index Solution 2065 Portfolio - Service Class	For the period from October 22, 2020 (commencement of operations) through December 31, 2020
Voya Solution 2065 Portfolio - Service Class	For the period from August 12, 2020 (commencement of operations) through December 31, 2020

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Assets
Investments in mutual funds
at fair value	$164	$653	$22,876	$83	$312
Total assets	164	653	22,876	83	312
Net assets	$164	$653	$22,876	$83	$312

Net assets
Accumulation units	$164	$653	$22,876	$83	$312
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$164	$653	$22,876	$83	$312

Total number of mutual fund shares (whole number)	28,728	22,541	1,182,214	1,135	43,701

Cost of mutual fund shares	$158	$657	$16,976	$64	$323

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco International Small-Mid Company Fund - Class Y
Assets
Investments in mutual funds
at fair value	$1,598	$3,850	$203	$830	$1,074
Total assets	1,598	3,850	203	830	1,074
Net assets	$1,598	$3,850	$203	$830	$1,074

Net assets
Accumulation units	$1,598	$3,850	$203	$830	$1,074
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,598	$3,850	$203	$830	$1,074

Total number of mutual fund shares (whole number)	29,956	139,906	4,243	25,122	19,535

Cost of mutual fund shares	$1,399	$2,902	$155	$833	$918

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer International Growth Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Endeavor Fund - Class A	Invesco Health Care Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$405	$252,661	$50,156	$25	$92
Total assets	405	252,661	50,156	25	92
Net assets	$405	$252,661	$50,156	$25	$92

Net assets
Accumulation units	$405	$252,661	$50,156	$25	$92
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$405	$252,661	$50,156	$25	$92

Total number of mutual fund shares (whole number)	8,638	4,652,197	938,197	1,515	2,041

Cost of mutual fund shares	$378	$162,174	$35,244	$28	$79

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Gold & Special Minerals Fund - Class A
Assets
Investments in mutual funds
at fair value	$9	$395	$834	$37	$202
Total assets	9	395	834	37	202
Net assets	$9	$395	$834	$37	$202

Net assets
Accumulation units	$9	$395	$834	$37	$202
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9	$395	$834	$37	$202

Total number of mutual fund shares (whole number)	1,506	99,144	23,700	2,961	7,210

Cost of mutual fund shares	$8	$382	$746	$50	$133

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	Invesco Oppenheimer V.I. Main Street Fund - Series I
Assets
Investments in mutual funds
at fair value	$52	$23	$359	$101	$59
Total assets	52	23	359	101	59
Net assets	$52	$23	$359	$101	$59

Net assets
Accumulation units	$52	$—	$359	$101	$—
Contracts in payout (annuitization)	—	23	—	—	59
Total net assets	$52	$23	$359	$101	$59

Total number of mutual fund shares (whole number)	3,268	216	6,892	20,837	1,981

Cost of mutual fund shares	$48	$17	$216	$107	$54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Alger Responsible Investing Fund - Class A	Alger Capital Appreciation Fund - Class A
Assets
Investments in mutual funds
at fair value	$30,180	$45,196	$32,553	$12,770	$189
Total assets	30,180	45,196	32,553	12,770	189
Net assets	$30,180	$45,196	$32,553	$12,770	$189

Net assets
Accumulation units	$30,180	$44,995	$32,252	$12,770	$189
Contracts in payout (annuitization)	—	201	301	—	—
Total net assets	$30,180	$45,196	$32,553	$12,770	$189

Total number of mutual fund shares (whole number)	1,100,671	507,249	1,069,767	888,049	5,743

Cost of mutual fund shares	$25,838	$32,585	$34,303	$10,420	$156

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	AllianzGI Dividend Value Fund - Class A	AllianzGI Large-Cap Value Fund - Institutional Class	AllianzGI Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$179	$8	$23	$77,907	$77,421
Total assets	179	8	23	77,907	77,421
Net assets	$179	$8	$23	$77,907	$77,421

Net assets
Accumulation units	$179	$8	$23	$77,907	$77,421
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$179	$8	$23	$77,907	$77,421

Total number of mutual fund shares (whole number)	16,046	269	1,738	1,386,003	1,372,477

Cost of mutual fund shares	$208	$5	$24	$52,118	$63,998

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class	American Funds® Fundamental Investors® - Class R-3
Assets
Investments in mutual funds
at fair value	$1,826	$97	$35,705	$11,886	$1,054
Total assets	1,826	97	35,705	11,886	1,054
Net assets	$1,826	$97	$35,705	$11,886	$1,054

Net assets
Accumulation units	$1,826	$97	$35,705	$11,886	$1,054
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,826	$97	$35,705	$11,886	$1,054

Total number of mutual fund shares (whole number)	60,822	4,052	2,822,550	319,518	15,282

Cost of mutual fund shares	$1,631	$87	$33,266	$11,644	$919

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	American Funds® Fundamental Investors® - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$127,998	$1,951	$20,180	$97	$9,371
Total assets	127,998	1,951	20,180	97	9,371
Net assets	$127,998	$1,951	$20,180	$97	$9,371

Net assets
Accumulation units	$127,998	$1,951	$20,180	$97	$9,371
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$127,998	$1,951	$20,180	$97	$9,371

Total number of mutual fund shares (whole number)	1,855,855	43,911	597,923	2,243	138,619

Cost of mutual fund shares	$102,920	$1,756	$22,635	$96	$9,044

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares
Assets
Investments in mutual funds
at fair value	$10,829	$1,066	$11,225	$35,936	$308
Total assets	10,829	1,066	11,225	35,936	308
Net assets	$10,829	$1,066	$11,225	$35,936	$308

Net assets
Accumulation units	$10,829	$1,066	$11,225	$35,936	$308
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10,829	$1,066	$11,225	$35,936	$308

Total number of mutual fund shares (whole number)	312,889	52,787	143,879	486,671	15,409

Cost of mutual fund shares	$9,550	$1,104	$9,452	$28,476	$279

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of America℠ - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio	Capital Income Builder® - Class R-4
Assets
Investments in mutual funds
at fair value	$14,194	$25,934	$16	$59,393	$7,663
Total assets	14,194	25,934	16	59,393	7,663
Net assets	$14,194	$25,934	$16	$59,393	$7,663

Net assets
Accumulation units	$14,194	$25,934	$16	$59,126	$7,663
Contracts in payout (annuitization)	—	—	—	267	—
Total net assets	$14,194	$25,934	$16	$59,393	$7,663

Total number of mutual fund shares (whole number)	749,443	1,880,661	486	23,568,586	121,649

Cost of mutual fund shares	$13,407	$25,340	$13	$49,154	$7,360

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Capital World Growth & Income Fund℠ - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	Columbia℠ Acorn® Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Class A Shares
Assets
Investments in mutual funds
at fair value	$670	$1,706	$8,660	$94	$6,276
Total assets	670	1,706	8,660	94	6,276
Net assets	$670	$1,706	$8,660	$94	$6,276

Net assets
Accumulation units	$670	$1,706	$8,660	$94	$6,276
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$670	$1,706	$8,660	$94	$6,276

Total number of mutual fund shares (whole number)	11,370	111,217	141,902	7,391	541,927

Cost of mutual fund shares	$534	$1,699	$9,136	$99	$6,179

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Small Cap Value Fund - Class A	Delaware Smid Cap Growth Fund - Institutional Class
Assets
Investments in mutual funds
at fair value	$3	$60	$63	$2,553	$34,304
Total assets	3	60	63	2,553	34,304
Net assets	$3	$60	$63	$2,553	$34,304

Net assets
Accumulation units	$3	$60	$63	$2,553	$34,304
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3	$60	$63	$2,553	$34,304

Total number of mutual fund shares (whole number)	227	2,605	1,386	42,718	531,271

Cost of mutual fund shares	$3	$51	$66	$2,396	$17,388

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	DWS Small Cap Growth Fund - Class S	DWS Equity 500 Index Fund - Class S	DFA Emerging Markets Core Equity Portfolio - Institutional Class	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$24	$1,085	$3,121	$2,430	$20,147
Total assets	24	1,085	3,121	2,430	20,147
Net assets	$24	$1,085	$3,121	$2,430	$20,147

Net assets
Accumulation units	$24	$1,085	$3,121	$2,430	$20,147
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$24	$1,085	$3,121	$2,430	$20,147

Total number of mutual fund shares (whole number)	609	5,768	128,594	183,560	854,069

Cost of mutual fund shares	$18	$1,153	$2,700	$2,281	$19,079

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R Shares	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$178	$158	$1	$3,147	$357,550
Total assets	178	158	1	3,147	357,550
Net assets	$178	$158	$1	$3,147	$357,550

Net assets
Accumulation units	$178	$158	$1	$3,147	$357,550
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$178	$158	$1	$3,147	$357,550

Total number of mutual fund shares (whole number)	4,076	821	57	46,461	5,270,496

Cost of mutual fund shares	$163	$152	$1	$2,310	$230,809

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$24	$2,220	$1,504,973	$348,862	$17,022
Total assets	24	2,220	1,504,973	348,862	17,022
Net assets	$24	$2,220	$1,504,973	$348,862	$17,022

Net assets
Accumulation units	$24	$2,220	$1,496,409	$348,862	$17,022
Contracts in payout (annuitization)	—	—	8,564	—	—
Total net assets	$24	$2,220	$1,504,973	$348,862	$17,022

Total number of mutual fund shares (whole number)	573	58,907	31,242,945	938,835	998,926

Cost of mutual fund shares	$20	$1,913	$908,978	$184,006	$15,449

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R
Assets
Investments in mutual funds
at fair value	$241,153	$529,088	$8,739	$27,873	$944
Total assets	241,153	529,088	8,739	27,873	944
Net assets	$241,153	$529,088	$8,739	$27,873	$944

Net assets
Accumulation units	$238,629	$528,031	$8,717	$27,873	$944
Contracts in payout (annuitization)	2,524	1,057	22	—	—
Total net assets	$241,153	$529,088	$8,739	$27,873	$944

Total number of mutual fund shares (whole number)	10,090,065	5,136,775	1,645,670	1,051,015	34,074

Cost of mutual fund shares	$216,599	$288,047	$8,787	$21,530	$1,006
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Investor Shares
Assets
Investments in mutual funds
at fair value	$462	$22	$254	$105,930	$107
Total assets	462	22	254	105,930	107
Net assets	$462	$22	$254	$105,930	$107

Net assets
Accumulation units	$462	$22	$254	$104,756	$107
Contracts in payout (annuitization)	—	—	—	1,174	—
Total net assets	$462	$22	$254	105,930	$107

Total number of mutual fund shares (whole number)	2,597	1,222	5,429	7,305,525	5,840

Cost of mutual fund shares	$401	$15	$204	$121,196	$103

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4
Assets
Investments in mutual funds
at fair value	$10,019	$586,093	$—	$4	$2,386
Total assets	$10,019	$586,093	$—	$4	$2,386
Net assets	$10,019	$586,093	$—	$4	$2,386

Net assets
Accumulation units	$10,019	$586,093	$—	$4	$2,386
Contracts in payout (annuitization)	$—	$—	$—	$—	$—
Total net assets	$10,019	$586,093	$—	$4	$2,386

Total number of mutual fund shares (whole number)	$151,712	$8,768,598	$2	$155	$117,069

Cost of mutual fund shares	$7,032	$356,300	$—	$4	$1,969

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$748	$33,598	$177	$356	$14
Total assets	748	33,598	177	356	14
Net assets	$748	$33,598	$177	$356	$14

Net assets
Accumulation units	$748	$33,598	$177	$356	$14
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$748	$33,598	$177	$356	$14

Total number of mutual fund shares (whole number)	31,868	349,728	4,069	3,779	1,083

Cost of mutual fund shares	$713	$26,725	$121	$243	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Government Bond Fund - Class I Shares	Lazard International Equity Portfolio - Open Shares
Assets
Investments in mutual funds
at fair value	$78	$83	$9,304	$6,559	$1,173
Total assets	78	83	9,304	6,559	1,173
Net assets	$78	$83	$9,304	$6,559	$1,173

Net assets
Accumulation units	$78	$83	$9,304	$6,559	$1,173
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$78	$83	$9,304	$6,559	$1,173

Total number of mutual fund shares (whole number)	1,231	1,681	471,550	581,951	57,876

Cost of mutual fund shares	$49	$57	$8,282	$6,532	$1,015

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$464	$54	$9,957	$1,129	$229
Total assets	464	54	9,957	1,129	229
Net assets	$464	$54	$9,957	$1,129	$229

Net assets
Accumulation units	$464	$54	$9,957	$1,129	$229
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$464	$54	$9,957	$1,129	$229

Total number of mutual fund shares (whole number)	2,265	3,085	385,790	97,693	7,492

Cost of mutual fund shares	$480	$51	$11,513	$1,121	$174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A
Assets
Investments in mutual funds
at fair value	$27	$8,592	$491	$255	$136
Total assets	27	8,592	491	255	136
Net assets	$27	$8,592	$491	$255	$136

Net assets
Accumulation units	$27	$8,592	$491	$255	$136
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$27	$8,592	$491	$255	$136

Total number of mutual fund shares (whole number)	2,421	2,035,901	16,921	17,374	11,274

Cost of mutual fund shares	$27	$8,524	$455	$275	$138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	MainStay CBRE Real Estate Fund - Class A	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares
Assets
Investments in mutual funds
at fair value	$61,685	$631	$142	$32,327	$27,357
Total assets	61,685	631	142	32,327	27,357
Net assets	$61,685	$631	$142	$32,327	$27,357

Net assets
Accumulation units	$61,243	$631	$142	$32,327	$27,357
Contracts in payout (annuitization)	442	—	—	—	—
Total net assets	$61,685	$631	$142	$32,327	$27,357

Total number of mutual fund shares (whole number)	2,560,603	60,602	3,781	2,891,505	2,446,980

Cost of mutual fund shares	$54,108	$720	$110	$31,301	$26,637

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	MFS® International Intrinsic Value Fund - Class R3	MFS® New Discovery Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class Shares	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares
Assets
Investments in mutual funds
at fair value	$674	$573	$639	$5,342	$15,890
Total assets	674	573	639	5,342	15,890
Net assets	$674	$573	$639	$5,342	$15,890

Net assets
Accumulation units	$674	$573	$639	$5,342	$15,890
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$674	$573	$639	$5,342	$15,890

Total number of mutual fund shares (whole number)	13,149	15,869	9,085	126,625	374,860

Cost of mutual fund shares	$595	$452	$520	$4,721	$13,699

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Parnassus Core Equity Fund℠ - Investor Shares	Pax Sustainable Allocation Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$1,548	$328,125	$657	$1,863	$47,420	$44,694
Total assets	1,548	328,125	657	1,863	47,420	44,694
Net assets	$1,548	$328,125	$657	$1,863	$47,420	$44,694

Net assets
Accumulation units	$1,548	$328,125	$657	$1,863	$47,420	$44,694
Contracts in payout (annuitization)	—	—	—	—	—	—
Total net assets	$1,548	$328,125	$657	$1,863	$47,420	$44,694

Total number of mutual fund shares (whole number)	26,299	5,511,928	7,519	170,445	883,876	1,695,529

Cost of mutual fund shares	$1,141	$216,286	$506	$1,820	$37,742	$39,501

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares
Assets
Investments in mutual funds
at fair value	$1,752	$79,381	$4,510	$423
Total assets	1,752	79,381	4,510	423
Net assets	$1,752	$79,381	$4,510	$423

Net assets
Accumulation units	$1,752	$79,381	$4,510	$423
Contracts in payout (annuitization)	—	—	—	—
Total net assets	$1,752	$79,381	$4,510	$423

Total number of mutual fund shares (whole number)	303,087	5,702,671	124,117	44,402

Cost of mutual fund shares	$1,720	$74,484	$4,272	$422

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class
Assets
Investments in mutual funds
at fair value	$838	$5	$14,436	$157	$10,251
Total assets	838	5	14,436	157	10,251
Net assets	$838	$5	$14,436	$157	$10,251

Net assets
Accumulation units	$838	$5	$14,436	$157	$10,251
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$838	$5	$14,436	$157	$10,251

Total number of mutual fund shares (whole number)	73,352	309	1,552,310	9,766	696,861

Cost of mutual fund shares	$789	$5	$14,397	$143	$9,672

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Royce Total Return Fund - Service Class	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Large-Cap Growth Fund - I Class	T. Rowe Price Mid-Cap Value Fund - R Class
Assets
Investments in mutual funds
at fair value	$10	$5,036	$37,661	$63,468	$239
Total assets	10	5,036	37,661	63,468	239
Net assets	$10	$5,036	$37,661	$63,468	$239

Net assets
Accumulation units	$10	$5,036	$37,661	$63,468	$239
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10	$5,036	$37,661	$63,468	$239

Total number of mutual fund shares (whole number)	1,031	260,376	477,449	1,036,892	8,252

Cost of mutual fund shares	$11	$4,743	$25,062	$39,318	$224

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$481	$12,825	$360	$19,065	$85,763
Total assets	481	12,825	360	19,065	85,763
Net assets	$481	$12,825	$360	$19,065	$85,763

Net assets
Accumulation units	$481	$12,825	$360	$19,065	$85,763
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$481	$12,825	$360	$19,065	$85,763

Total number of mutual fund shares (whole number)	11,948	1,194,106	50,465	1,955,394	8,751,340

Cost of mutual fund shares	$416	$12,535	$358	$22,762	$107,585

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Total International Stock Index Fund - Admiral™ Shares
Assets
Investments in mutual funds
at fair value	$57	$19,391	$22,035	$129	$87
Total assets	57	19,391	22,035	129	87
Net assets	$57	$19,391	$22,035	$129	$87

Net assets
Accumulation units	$57	$19,391	$22,035	$129	$87
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$57	$19,391	$22,035	$129	$87

Total number of mutual fund shares (whole number)	2,470	1,997,016	1,062,952	11,059	2,691

Cost of mutual fund shares	$68	$18,743	$21,504	$126	$75

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$125	$198	$72	$35	$7,864
Total assets	125	198	72	35	7,864
Net assets	$125	$198	$72	$35	$7,864

Net assets
Accumulation units	$125	$198	$72	$35	$7,864
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$125	$198	$72	$35	$7,864

Total number of mutual fund shares (whole number)	9,131	8,593	2,932	981	192,333

Cost of mutual fund shares	$126	$182	$60	$27	$7,378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A
Assets
Investments in mutual funds
at fair value	$9	$220,908	$67	$589	$3,729
Total assets	9	220,908	67	589	3,729
Net assets	$9	$220,908	$67	$589	$3,729

Net assets
Accumulation units	$9	$208,648	$67	$589	$3,729
Contracts in payout (annuitization)	—	12,260	—	—	—
Total net assets	$9	$220,908	$67	$589	$3,729

Total number of mutual fund shares (whole number)	208	13,445,381	5,988	65,611	435,176

Cost of mutual fund shares	$9	$163,638	$67	$595	$3,668

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$818	$485,083	$2,118	$4,981	$23
Total assets	818	485,083	2,118	4,981	23
Net assets	$818	$485,083	$2,118	$4,981	$23

Net assets
Accumulation units	$818	$472,835	$2,118	$4,981	$23
Contracts in payout (annuitization)	—	12,248	—	—	—
Total net assets	$818	$485,083	$2,118	$4,981	$23

Total number of mutual fund shares (whole number)	76,816	36,390,303	159,970	407,292	2,338

Cost of mutual fund shares	$789	$472,105	$2,056	$4,585	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$101,601	$366	$96	$708,598	$7,438
Total assets	101,601	366	96	708,598	7,438
Net assets	$101,601	$366	$96	$708,598	$7,438

Net assets
Accumulation units	$100,732	$366	$96	$707,485	$7,438
Contracts in payout (annuitization)	869	—	—	1,113	—
Total net assets	$101,601	$366	$96	$708,598	$7,438

Total number of mutual fund shares (whole number)	10,190,631	36,737	4,678	30,943,152	336,541

Cost of mutual fund shares	$99,818	$355	$81	$582,803	$6,324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$15	$283,899	$1,338	$5	$42,300
Total assets	15	283,899	1,338	5	42,300
Net assets	$15	$283,899	$1,338	$5	$42,300

Net assets
Accumulation units	$15	$281,315	$1,338	$5	$42,300
Contracts in payout (annuitization)	—	2,584	—	—	—
Total net assets	$15	$283,899	$1,338	$5	$42,300

Total number of mutual fund shares (whole number)	1,301	24,794,683	118,959	504	2,233,358

Cost of mutual fund shares	$14	$283,791	$1,355	$5	$34,303

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$11	$60,878	$36	$1,243	$35,429
Total assets	11	60,878	36	1,243	35,429
Net assets	$11	$60,878	$36	$1,243	$35,429

Net assets
Accumulation units	$11	$60,878	$36	$—	$35,429
Contracts in payout (annuitization)	—	—	—	1,243	—
Total net assets	$11	$60,878	$36	$1,243	$35,429

Total number of mutual fund shares (whole number)	1,107	5,770,420	1,240	40,252	1,147,688

Cost of mutual fund shares	$10	$65,631	$43	$1,333	$37,815

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$29,975	$25,845	$128	$18,412	$32,983
Total assets	29,975	25,845	128	18,412	32,983
Net assets	$29,975	$25,845	$128	$18,412	$32,983

Net assets
Accumulation units	$29,975	$25,845	$128	$18,412	$32,983
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$29,975	$25,845	$128	$18,412	$32,983

Total number of mutual fund shares (whole number)	1,436,980	1,223,706	4,938	667,812	1,205,524

Cost of mutual fund shares	$32,520	$28,948	$88	$12,421	$23,853

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$3	$56,972	$41,406	$471	$497,984
Total assets	3	56,972	41,406	471	497,984
Net assets	$3	$56,972	$41,406	$471	$497,984

Net assets
Accumulation units	$3	$56,972	$41,406	$471	$497,984
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3	$56,972	$41,406	$471	$497,984

Total number of mutual fund shares (whole number)	177	3,015,980	2,232,127	15,740	15,739,069

Cost of mutual fund shares	$2	$55,488	$40,521	$407	$431,868

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,169,756	$746	$97,378	$108	$9,191
Total assets	1,169,756	746	97,378	108	9,191
Net assets	$1,169,756	$746	$97,378	$108	$9,191

Net assets
Accumulation units	$1,169,756	$746	$96,900	$108	$9,191
Contracts in payout (annuitization)	—	—	478	—	—
Total net assets	$1,169,756	$746	$97,378	$108	$9,191

Total number of mutual fund shares (whole number)	36,970,791	78,806	9,886,071	6,087	518,078

Cost of mutual fund shares	$994,487	$873	$124,094	$80	$7,544

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$334,139	$270	$1,595	$149	$72,287
Total assets	334,139	270	1,595	149	72,287
Net assets	$334,139	$270	$1,595	$149	$72,287

Net assets
Accumulation units	$333,111	$270	$1,595	$149	$71,184
Contracts in payout (annuitization)	1,028	—	—	—	1,103
Total net assets	$334,139	$270	$1,595	$149	$72,287

Total number of mutual fund shares (whole number)	334,139,469	4,358	25,860	13,167	6,291,283

Cost of mutual fund shares	$334,139	$229	$1,359	$140	$68,614

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$654	$7,023	$2,167	$10,089	$9,524
Total assets	654	7,023	2,167	10,089	9,524
Net assets	$654	$7,023	$2,167	$10,089	$9,524

Net assets
Accumulation units	$646	$7,023	$2,167	$10,089	$9,524
Contracts in payout (annuitization)	8	—	—	—	—
Total net assets	$654	$7,023	$2,167	$10,089	$9,524

Total number of mutual fund shares (whole number)	57,013	566,390	180,248	822,942	728,697

Cost of mutual fund shares	$623	$6,345	$1,930	$9,008	$8,393

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$2,571	$8,622	$7,236	$3,378	$6,804
Total assets	2,571	8,622	7,236	3,378	6,804
Net assets	$2,571	$8,622	$7,236	$3,378	$6,804

Net assets
Accumulation units	$2,571	$8,622	$7,236	$3,378	$6,804
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,571	$8,622	$7,236	$3,378	$6,804

Total number of mutual fund shares (whole number)	203,085	668,391	523,977	253,583	501,047

Cost of mutual fund shares	$2,213	$7,376	$6,319	$2,868	$5,692

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,342	$2,277	$5,148	$4	$9
Total assets	3,342	2,277	5,148	4	9
Net assets	$3,342	$2,277	$5,148	$4	$9

Net assets
Accumulation units	$3,342	$2,277	$5,148	$4	$9
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,342	$2,277	$5,148	$4	$9

Total number of mutual fund shares (whole number)	186,192	129,808	290,681	316	789

Cost of mutual fund shares	$2,957	$1,905	$4,411	$3	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$1,077	$780	$1,234	$169	$66,331
Total assets	1,077	780	1,234	169	66,331
Net assets	$1,077	$780	$1,234	$169	$66,331

Net assets
Accumulation units	$1,077	$780	$1,234	$169	$65,292
Contracts in payout (annuitization)	—	—	—	—	1,039
Total net assets	$1,077	$780	$1,234	$169	$66,331

Total number of mutual fund shares (whole number)	93,038	69,628	107,658	17,882	6,952,899

Cost of mutual fund shares	$1,016	$701	$1,137	$193	$72,778

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$54	$287	$14,803	$5,546	$146,667
Total assets	54	287	14,803	5,546	146,667
Net assets	$54	$287	$14,803	$5,546	$146,667

Net assets
Accumulation units	$54	$287	$14,803	$5,546	$146,667
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$54	$287	$14,803	$5,546	$146,667

Total number of mutual fund shares (whole number)	5,714	23,672	1,184,237	463,348	11,885,523

Cost of mutual fund shares	$66	$264	$13,513	$5,104	$136,082

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$376	$14,901	$9,833	$170,550	$20
Total assets	376	14,901	9,833	170,550	20
Net assets	$376	$14,901	$9,833	$170,550	$20

Net assets
Accumulation units	$376	$14,901	$9,833	$170,550	$20
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$376	$14,901	$9,833	$170,550	$20

Total number of mutual fund shares (whole number)	30,832	1,183,524	827,683	13,720,800	1,632

Cost of mutual fund shares	$343	$13,822	$9,024	$159,847	$18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$11,145	$4,330	$126,807	$6,151	$1,207
Total assets	11,145	4,330	126,807	6,151	1,207
Net assets	$11,145	$4,330	$126,807	$6,151	$1,207

Net assets
Accumulation units	$11,145	$4,330	$126,807	$6,151	$1,207
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,145	$4,330	$126,807	$6,151	$1,207

Total number of mutual fund shares (whole number)	876,208	356,691	10,144,527	400,208	79,993

Cost of mutual fund shares	$10,238	$3,953	$116,229	$5,477	$1,067
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$39,566	$353	$6,601	$461	$11,849
Total assets	39,566	353	6,601	461	11,849
Net assets	$39,566	$353	$6,601	$461	$11,849

Net assets
Accumulation units	$39,566	$353	$6,601	$461	$11,849
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$39,566	$353	$6,601	$461	$11,849

Total number of mutual fund shares (whole number)	2,611,633	30,535	635,342	35,989	902,406

Cost of mutual fund shares	$34,744	$334	$6,082	$402	$10,747

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,245	$37,924	$8,319	$35	$33,478
Total assets	3,245	37,924	8,319	35	33,478
Net assets	$3,245	$37,924	$8,319	$35	$33,478

Net assets
Accumulation units	$3,245	$37,924	$8,319	$35	$33,478
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,245	$37,924	$8,319	$35	$33,478

Total number of mutual fund shares (whole number)	255,526	2,910,518	762,519	3,066	2,753,086

Cost of mutual fund shares	$2,888	$33,337	$7,523	$34	$32,779

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$62,126	$377	$183,870	$14,233	$153
Total assets	62,126	377	183,870	14,233	153
Net assets	$62,126	$377	$183,870	$14,233	$153

Net assets
Accumulation units	$61,507	$377	$182,733	$14,147	$153
Contracts in payout (annuitization)	619	—	1,137	86	—
Total net assets	$62,126	$377	$183,870	$14,233	$153

Total number of mutual fund shares (whole number)	5,198,802	14,494	6,373,294	703,199	9,802

Cost of mutual fund shares	$60,721	$299	$164,963	$13,801	$136

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$6,279	$238	$53,452	$1,591	$276,337
Total assets	6,279	238	53,452	1,591	276,337
Net assets	$6,279	$238	$53,452	$1,591	$276,337

Net assets
Accumulation units	$6,279	$238	$52,599	$1,591	$274,254
Contracts in payout (annuitization)	—	—	853	—	2,083
Total net assets	$6,279	$238	$53,452	$1,591	$276,337

Total number of mutual fund shares (whole number)	387,596	14,818	3,293,380	35,606	6,074,672

Cost of mutual fund shares	$6,426	$238	$52,625	$1,581	$271,886

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Adviser Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$1,000	$286	$681,765	$2,249	$202
Total assets	1,000	286	681,765	2,249	202
Net assets	$1,000	$286	$681,765	$2,249	$202

Net assets
Accumulation units	$1,000	$286	$678,170	$2,249	$202
Contracts in payout (annuitization)	—	—	3,595	—	—
Total net assets	$1,000	$286	$681,765	$2,249	$202

Total number of mutual fund shares (whole number)	22,150	12,776	28,754,320	99,682	13,045

Cost of mutual fund shares	$958	$226	$466,446	$1,815	$222

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$18,652	$52,345	$454	$610,289	$1,388
Total assets	18,652	52,345	454	610,289	1,388
Net assets	$18,652	$52,345	$454	$610,289	$1,388

Net assets
Accumulation units	$18,652	$51,424	$454	$607,942	$1,388
Contracts in payout (annuitization)	—	921	—	2,347	—
Total net assets	$18,652	$52,345	$454	$610,289	$1,388

Total number of mutual fund shares (whole number)	1,159,211	3,298,376	34,525	40,150,576	96,365

Cost of mutual fund shares	$21,598	$60,659	$354	$427,559	$1,073

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,262	$713,552	$3,493	$9,533	$33,734
Total assets	1,262	713,552	3,493	9,533	33,734
Net assets	$1,262	$713,552	$3,493	$9,533	$33,734

Net assets
Accumulation units	$1,262	$711,466	$3,493	$9,533	$33,342
Contracts in payout (annuitization)	—	2,086	—	—	392
Total net assets	$1,262	$713,552	$3,493	$9,533	$33,734

Total number of mutual fund shares (whole number)	13,457	6,652,541	34,692	493,950	2,508,122

Cost of mutual fund shares	$1,074	$557,267	$2,870	$10,125	$31,345

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$78,267	$63,521	$1,587	$1,261,656	$298
Total assets	78,267	63,521	1,587	1,261,656	298
Net assets	$78,267	$63,521	$1,587	$1,261,656	$298

Net assets
Accumulation units	$77,576	$62,222	$1,587	$1,197,914	$298
Contracts in payout (annuitization)	691	1,299	—	63,742	—
Total net assets	$78,267	$63,521	$1,587	$1,261,656	$298

Total number of mutual fund shares (whole number)	4,953,580	4,176,288	54,168	42,195,855	10,181

Cost of mutual fund shares	$61,647	$53,114	$1,504	$1,178,016	$286

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$75,550	$10,150	$405,124	$130	$298,527
Total assets	75,550	10,150	405,124	130	298,527
Net assets	$75,550	$10,150	$405,124	$130	$298,527

Net assets
Accumulation units	$74,557	$10,150	$400,748	$130	$297,284
Contracts in payout (annuitization)	993	—	4,376	—	1,243
Total net assets	$75,550	$10,150	$405,124	$130	$298,527

Total number of mutual fund shares (whole number)	7,236,594	967,585	13,765,666	4,477	14,386,857

Cost of mutual fund shares	$69,562	$9,347	$271,225	$111	$282,848

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$43	$126,192	$146	$45,069	$11
Total assets	43	126,192	146	45,069	11
Net assets	$43	$126,192	$146	$45,069	$11

Net assets
Accumulation units	$43	$125,333	$146	$44,720	$11
Contracts in payout (annuitization)	—	859	—	349	—
Total net assets	$43	$126,192	$146	$45,069	$11

Total number of mutual fund shares (whole number)	2,117	5,899,560	6,924	4,063,943	955

Cost of mutual fund shares	$41	$121,147	$150	$39,316	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$140,664	$3,572	$229,256	$540	$493
Total assets	140,664	3,572	229,256	540	493
Net assets	$140,664	$3,572	$229,256	$540	$493

Net assets
Accumulation units	$137,781	$3,572	$229,256	$—	$493
Contracts in payout (annuitization)	2,883	—	—	540	—
Total net assets	$140,664	$3,572	$229,256	$540	$493

Total number of mutual fund shares (whole number)	2,500,691	63,999	8,021,539	19,039	20,959

Cost of mutual fund shares	$90,754	$2,223	$155,790	$327	$456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$19,713	$25,054	$204,187	$108,900	$140,744
Total assets	19,713	25,054	204,187	108,900	140,744
Net assets	$19,713	$25,054	$204,187	$108,900	$140,744

Net assets
Accumulation units	$19,713	$25,054	$204,187	$108,900	$138,834
Contracts in payout (annuitization)	—	—	—	—	1,910
Total net assets	$19,713	$25,054	$204,187	$108,900	$140,744

Total number of mutual fund shares (whole number)	846,771	559,741	15,421,948	6,994,236	7,570,930

Cost of mutual fund shares	$17,946	$17,982	$205,384	$96,121	$143,585

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$130	$31,403	$352,229	$1,247	$75,202
Total assets	130	31,403	352,229	1,247	75,202
Net assets	$130	$31,403	$352,229	$1,247	$75,202

Net assets
Accumulation units	$130	$31,403	$352,229	$1,247	$75,202
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$130	$31,403	$352,229	$1,247	$75,202

Total number of mutual fund shares (whole number)	7,247	2,774,122	18,998,303	72,879	2,641,431

Cost of mutual fund shares	$122	$30,503	$252,927	$901	$66,546

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors Fund℠ - Class R-3
Assets
Investments in mutual funds
at fair value	$58	$41,580	$68,206	$102,087	$1,031
Total assets	58	41,580	68,206	102,087	1,031
Net assets	$58	$41,580	$68,206	$102,087	$1,031

Net assets
Accumulation units	$58	$41,580	$68,206	$102,087	$1,031
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$58	$41,580	$68,206	$102,087	$1,031

Total number of mutual fund shares (whole number)	2,242	1,483,407	3,340,135	4,144,831	20,758

Cost of mutual fund shares	$45	$39,400	$60,915	$94,818	$924

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Washington Mutual Investors Fund℠ - Class R-4	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Small Company Value Fund - Class A	Wells Fargo Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$233,109	$9,387	$131	$106,929
Total assets	233,109	9,387	131	106,929
Net assets	$233,109	$9,387	$131	$106,929

Net assets
Accumulation units	$233,109	$9,387	$131	$106,929
Contracts in payout (annuitization)	—	—	—	—
Total net assets	$233,109	$9,387	$131	$106,929

Total number of mutual fund shares (whole number)	4,675,275	157,529	4,576	3,012,922

Cost of mutual fund shares	$187,022	$8,668	$117	$83,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$2	$10	$56	$—	$14
Expenses:
Mortality and expense risk charges	1	7	—	1	3
Total expenses	1	7	—	1	3
Net investment income (loss)	1	3	56	(1)	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(11)	248	1	(8)
Capital gains distributions	—	32	—	3	—
Total realized gain (loss) on investments
and capital gains distributions	—	21	248	4	(8)
Net unrealized appreciation
(depreciation) of investments	3	(15)	3,967	19	(2)
Net realized and unrealized gain (loss)
on investments	3	6	4,215	23	(10)
Net increase (decrease) in net assets
resulting from operations	$4	$9	$4,271	$22	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$13	$—	$8	$—	$9
Expenses:
Mortality and expense risk charges	16	22	12	1	6
Total expenses	16	22	12	1	6
Net investment income (loss)	(3)	(22)	(4)	(1)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(37)	83	(1,457)	—	3
Capital gains distributions	36	—	92	24	84
Total realized gain (loss) on investments
and capital gains distributions	(1)	83	(1,365)	24	87
Net unrealized appreciation
(depreciation) of investments	217	948	643	48	12
Net realized and unrealized gain (loss)
on investments	216	1,031	(722)	72	99
Net increase (decrease) in net assets
resulting from operations	$213	$1,009	$(726)	$71	$102

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco International Small-Mid Company Fund - Class Y	Invesco Oppenheimer International Growth Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Endeavor Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$111	$—
Expenses:
Mortality and expense risk charges	9	9	2,299	197	—
Total expenses	9	9	2,299	197	—
Net investment income (loss)	(9)	(9)	(2,299)	(86)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	144	12,195	1,814	—
Capital gains distributions	81	52	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	94	196	12,195	1,814	2
Net unrealized appreciation
(depreciation) of investments	124	(55)	23,974	4,985	(2)
Net realized and unrealized gain (loss)
on investments	218	141	36,169	6,799	—
Net increase (decrease) in net assets
resulting from operations	$209	$132	$33,870	$6,713	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Health Care Fund - Investor Class	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$—	$1	$51	$4	$1
Expenses:
Mortality and expense risk charges	1	—	9	11	—
Total expenses	1	—	9	11	—
Net investment income (loss)	(1)	1	42	(7)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(3)	(36)	(112)	(10)
Capital gains distributions	6	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	12	(3)	(36)	(112)	(10)
Net unrealized appreciation
(depreciation) of investments	—	—	9	106	(3)
Net realized and unrealized gain (loss)
on investments	12	(3)	(27)	(6)	(13)
Net increase (decrease) in net assets
resulting from operations	$11	$(2)	$15	$(13)	$(12)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Gold & Special Minerals Fund - Class A	Invesco Small Cap Value Fund - Class A	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
Net investment income (loss)
Investment income:
Dividends	$3	$—	$—	$2	$6
Expenses:
Mortality and expense risk charges	1	—	—	3	1
Total expenses	1	—	—	3	1
Net investment income (loss)	2	—	—	(1)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(1)	—	3	—
Capital gains distributions	—	—	2	11	—
Total realized gain (loss) on investments
and capital gains distributions	1	(1)	2	14	—
Net unrealized appreciation
(depreciation) of investments	48	6	5	61	(2)
Net realized and unrealized gain (loss)
on investments	49	5	7	75	(2)
Net increase (decrease) in net assets
resulting from operations	$51	$5	$7	$74	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. Main Street Fund - Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Alger Responsible Investing Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$1	$158	$27	$398	$—
Expenses:
Mortality and expense risk charges	1	215	380	313	97
Total expenses	1	215	380	313	97
Net investment income (loss)	—	(57)	(353)	85	(97)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(593)	2,280	889	260
Capital gains distributions	5	358	2,784	6,860	853
Total realized gain (loss) on investments
and capital gains distributions	8	(235)	5,064	7,749	1,113
Net unrealized appreciation
(depreciation) of investments	(2)	5,058	8,038	(4,234)	1,874
Net realized and unrealized gain (loss)
on investments	6	4,823	13,102	3,515	2,987
Net increase (decrease) in net assets
resulting from operations	$6	$4,766	$12,749	$3,600	$2,890

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	AllianzGI Dividend Value Fund - Class A	AllianzGI Large-Cap Value Fund - Institutional Class	AllianzGI Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$—	$3	$—	$—	$166
Expenses:
Mortality and expense risk charges	1	2	—	—	608
Total expenses	1	2	—	—	608
Net investment income (loss)	(1)	1	—	—	(442)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(29)	—	—	3,018
Capital gains distributions	25	—	—	—	3,860
Total realized gain (loss) on investments
and capital gains distributions	28	(29)	—	—	6,878
Net unrealized appreciation
(depreciation) of investments	26	14	—	(2)	12,229
Net realized and unrealized gain (loss)
on investments	54	(15)	—	(2)	19,107
Net increase (decrease) in net assets
resulting from operations	$53	$(14)	$—	$(2)	$18,665

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class
Net investment income (loss)
Investment income:
Dividends	$834	$20	$1	$383	$181
Expenses:
Mortality and expense risk charges	685	11	1	305	129
Total expenses	685	11	1	305	129
Net investment income (loss)	149	9	—	78	52

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,560	44	(48)	141	28
Capital gains distributions	3,964	55	—	—	1,493
Total realized gain (loss) on investments
and capital gains distributions	6,524	99	(48)	141	1,521
Net unrealized appreciation
(depreciation) of investments	1,965	38	35	2,518	(478)
Net realized and unrealized gain (loss)
on investments	8,489	137	(13)	2,659	1,043
Net increase (decrease) in net assets
resulting from operations	$8,638	$146	$(13)	$2,737	$1,095

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N	Ariel Appreciation Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$13	$1,903	$52	$14	$1
Expenses:
Mortality and expense risk charges	4	1,041	28	160	1
Total expenses	4	1,041	28	160	1
Net investment income (loss)	9	862	24	(146)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17)	3,308	77	(1,191)	(17)
Capital gains distributions	12	1,501	—	1,068	8
Total realized gain (loss) on investments
and capital gains distributions	(5)	4,809	77	(123)	(9)
Net unrealized appreciation
(depreciation) of investments	84	10,090	(15)	519	6
Net realized and unrealized gain (loss)
on investments	79	14,899	62	396	(3)
Net increase (decrease) in net assets
resulting from operations	$88	$15,761	$86	$250	$(3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net investment income (loss)
Investment income:
Dividends	$28	$23	$16	$18	$—
Expenses:
Mortality and expense risk charges	80	104	7	104	310
Total expenses	80	104	7	104	310
Net investment income (loss)	(52)	(81)	9	(86)	(310)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(220)	52	(20)	334	1,385
Capital gains distributions	446	322	45	446	1,481
Total realized gain (loss) on investments
and capital gains distributions	226	374	25	780	2,866
Net unrealized appreciation
(depreciation) of investments	297	326	2	957	2,962
Net realized and unrealized gain (loss)
on investments	523	700	27	1,737	5,828
Net increase (decrease) in net assets
resulting from operations	$471	$619	$36	$1,651	$5,518

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of America℠ - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment income:
Dividends	$4	$163	$390	$—	$818
Expenses:
Mortality and expense risk charges	2	134	196	—	567
Total expenses	2	134	196	—	567
Net investment income (loss)	2	29	194	—	251

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(227)	416	—	1,338
Capital gains distributions	3	135	791	—	1,688
Total realized gain (loss) on investments
and capital gains distributions	(3)	(92)	1,207	—	3,026
Net unrealized appreciation
(depreciation) of investments	24	651	378	2	4,034
Net realized and unrealized gain (loss)
on investments	21	559	1,585	2	7,060
Net increase (decrease) in net assets
resulting from operations	$23	$588	$1,779	$2	$7,311

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income Fund℠ - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	Columbia℠ Acorn® Fund - Class A Shares
Net investment income (loss)
Investment income:
Dividends	$244	$7	$46	$232	$—
Expenses:
Mortality and expense risk charges	68	3	16	91	1
Total expenses	68	3	16	91	1
Net investment income (loss)	176	4	30	141	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	6	(103)	(502)	(1)
Capital gains distributions	—	—	32	205	14
Total realized gain (loss) on investments
and capital gains distributions	7	6	(71)	(297)	13
Net unrealized appreciation
(depreciation) of investments	60	70	9	(413)	7
Net realized and unrealized gain (loss)
on investments	67	76	(62)	(710)	20
Net increase (decrease) in net assets
resulting from operations	$243	$80	$(32)	$(569)	$19

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Columbia℠ Acorn® Fund - Institutional Class	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$—	$42	$—	$—	$1
Expenses:
Mortality and expense risk charges	—	52	—	1	1
Total expenses	—	52	—	1	1
Net investment income (loss)	—	(10)	—	(1)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(553)	—	(6)	(6)
Capital gains distributions	—	154	—	1	2
Total realized gain (loss) on investments
and capital gains distributions	—	(399)	—	(5)	(4)
Net unrealized appreciation
(depreciation) of investments	1	628	—	3	(2)
Net realized and unrealized gain (loss)
on investments	1	229	—	(2)	(6)
Net increase (decrease) in net assets
resulting from operations	$1	$219	$—	$(3)	$(6)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Delaware Small Cap Value Fund - Class A	Delaware Smid Cap Growth Fund - Institutional Class	DWS Small Cap Growth Fund - Class S	DWS Equity 500 Index Fund - Class S	DFA Emerging Markets Core Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$17	$—	$—	$14	$52
Expenses:
Mortality and expense risk charges	17	—	—	9	—
Total expenses	17	—	—	9	—
Net investment income (loss)	—	—	—	5	52

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(326)	405	(3)	(4)	19
Capital gains distributions	—	1,807	—	175	—
Total realized gain (loss) on investments
and capital gains distributions	(326)	2,212	(3)	171	19
Net unrealized appreciation
(depreciation) of investments	177	14,128	7	(24)	318
Net realized and unrealized gain (loss)
on investments	(149)	16,340	4	147	337
Net increase (decrease) in net assets
resulting from operations	$(149)	$16,340	$4	$152	$389
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R Shares
Net investment income (loss)
Investment income:
Dividends	$30	$295	$3	$3	$—
Expenses:
Mortality and expense risk charges	—	—	2	2	—
Total expenses	—	—	2	2	—
Net investment income (loss)	30	295	1	1	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	58	(155)	—	(1)	—
Capital gains distributions	8	—	—	8	—
Total realized gain (loss) on investments
and capital gains distributions	66	(155)	—	7	—
Net unrealized appreciation
(depreciation) of investments	116	937	1	5	—
Net realized and unrealized gain (loss)
on investments	182	782	1	12	—
Net increase (decrease) in net assets
resulting from operations	$212	$1,077	$2	$13	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$613	$—	$—	$3,351
Expenses:
Mortality and expense risk charges	15	2,589	—	44	12,851
Total expenses	15	2,589	—	44	12,851
Net investment income (loss)	(15)	(1,976)	—	(44)	(9,500)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	59	15,192	1	599	59,249
Capital gains distributions	—	—	—	173	6,992
Total realized gain (loss) on investments
and capital gains distributions	59	15,192	1	772	66,241
Net unrealized appreciation
(depreciation) of investments	549	55,351	3	(1)	300,569
Net realized and unrealized gain (loss)
on investments	608	70,543	4	771	366,810
Net increase (decrease) in net assets
resulting from operations	$593	$68,567	$4	$727	$357,310

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$5,385	$235	$3,962	$317	$418
Expenses:
Mortality and expense risk charges	3,488	186	2,250	4,228	97
Total expenses	3,488	186	2,250	4,228	97
Net investment income (loss)	1,897	49	1,712	(3,911)	321

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19,844	(34)	2,455	22,938	(126)
Capital gains distributions	1,037	207	10,376	40,514	—
Total realized gain (loss) on investments
and capital gains distributions	20,881	173	12,831	63,452	(126)
Net unrealized appreciation
(depreciation) of investments	28,366	1,794	(3,624)	99,714	(63)
Net realized and unrealized gain (loss)
on investments	49,247	1,967	9,207	163,166	(189)
Net increase (decrease) in net assets
resulting from operations	$51,144	$2,016	$10,919	$159,255	$132

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$108	$23	$—	$1	$—
Expenses:
Mortality and expense risk charges	262	5	4	—	2
Total expenses	262	5	4	—	2
Net investment income (loss)	(154)	18	(4)	1	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,780	(16)	—	(11)	9
Capital gains distributions	123	6	56	—	21
Total realized gain (loss) on investments
and capital gains distributions	1,903	(10)	56	(11)	30
Net unrealized appreciation
(depreciation) of investments	1,888	(74)	50	8	66
Net realized and unrealized gain (loss)
on investments	3,791	(84)	106	(3)	96
Net increase (decrease) in net assets
resulting from operations	$3,637	$(66)	$102	$(2)	$94

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Investor Shares	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Net investment income (loss)
Investment income:
Dividends	$1,376	$—	$—	$1,228	$—
Expenses:
Mortality and expense risk charges	866	1	57	4,761	—
Total expenses	866	1	57	4,761	—
Net investment income (loss)	510	(1)	(57)	(3,533)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,977)	(2)	290	30,714	—
Capital gains distributions	5,852	19	400	23,001	—
Total realized gain (loss) on investments
and capital gains distributions	(1,125)	17	690	53,715	—
Net unrealized appreciation
(depreciation) of investments	3,767	11	2,027	111,103	—
Net realized and unrealized gain (loss)
on investments	2,642	28	2,717	164,818	—
Net increase (decrease) in net assets
resulting from operations	$3,152	$27	$2,660	$161,285	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$—	$8	$22	$—	$4
Expenses:
Mortality and expense risk charges	—	17	5	267	2
Total expenses	—	17	5	267	2
Net investment income (loss)	—	(9)	17	(267)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(12)	3	982	1
Capital gains distributions	—	—	—	2,477	2
Total realized gain (loss) on investments
and capital gains distributions	—	(12)	3	3,459	3
Net unrealized appreciation
(depreciation) of investments	—	417	8	5,456	16
Net realized and unrealized gain (loss)
on investments	—	405	11	8,915	19
Net increase (decrease) in net assets
resulting from operations	$—	$396	$28	$8,648	$21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares
Net investment income (loss)
Investment income:
Dividends	$—	$—	$1	$—	$125
Expenses:
Mortality and expense risk charges	4	—	1	1	51
Total expenses	4	—	1	1	51
Net investment income (loss)	(4)	—	—	(1)	74

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22	—	9	1	136
Capital gains distributions	20	—	3	6	—
Total realized gain (loss) on investments
and capital gains distributions	42	—	12	7	136
Net unrealized appreciation
(depreciation) of investments	12	1	(1)	14	680
Net realized and unrealized gain (loss)
on investments	54	1	11	21	816
Net increase (decrease) in net assets
resulting from operations	$50	$1	$11	$20	$890

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	JPMorgan Government Bond Fund - Class I Shares	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Net investment income (loss)
Investment income:
Dividends	$89	$9	$2	$—	$22
Expenses:
Mortality and expense risk charges	41	11	4	1	84
Total expenses	41	11	4	1	84
Net investment income (loss)	48	(2)	(2)	(1)	(62)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	135	(26)	(11)	—	(782)
Capital gains distributions	9	—	62	3	711
Total realized gain (loss) on investments
and capital gains distributions	144	(26)	51	3	(71)
Net unrealized appreciation
(depreciation) of investments	29	153	19	7	57
Net realized and unrealized gain (loss)
on investments	173	127	70	10	(14)
Net increase (decrease) in net assets
resulting from operations	$221	$125	$68	$9	$(76)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$13	$—	$—	$217	$6
Expenses:
Mortality and expense risk charges	12	1	—	75	4
Total expenses	12	1	—	75	4
Net investment income (loss)	1	(1)	—	142	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	6	—	(32)	(17)
Capital gains distributions	—	15	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	9	21	1	(32)	(17)
Net unrealized appreciation
(depreciation) of investments	7	53	—	30	(131)
Net realized and unrealized gain (loss)
on investments	16	74	1	(2)	(148)
Net increase (decrease) in net assets
resulting from operations	$17	$73	$1	$140	$(146)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	MainStay CBRE Real Estate Fund - Class A	Mainstay Winslow Large Cap Growth Fund - Class R3
Net investment income (loss)
Investment income:
Dividends	$3	$2	$603	$12	$—
Expenses:
Mortality and expense risk charges	2	1	543	2	—
Total expenses	2	1	543	2	—
Net investment income (loss)	1	1	60	10	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(52)	—	3,880	(21)	—
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(52)	—	3,880	(21)	—
Net unrealized appreciation
(depreciation) of investments	35	2	(3,896)	(88)	—
Net realized and unrealized gain (loss)
on investments	(17)	2	(16)	(109)	—
Net increase (decrease) in net assets
resulting from operations	$(16)	$3	$44	$(99)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® International Intrinsic Value Fund - Class R3	MFS® New Discovery Fund - Class R3
Net investment income (loss)
Investment income:
Dividends	$—	$505	$395	$3	$—
Expenses:
Mortality and expense risk charges	1	—	217	13	4
Total expenses	1	—	217	13	4
Net investment income (loss)	(1)	505	178	(10)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	90	280	189	3
Capital gains distributions	10	1,471	1,262	31	55
Total realized gain (loss) on investments
and capital gains distributions	22	1,561	1,542	220	58
Net unrealized appreciation
(depreciation) of investments	7	395	234	(18)	105
Net realized and unrealized gain (loss)
on investments	29	1,956	1,776	202	163
Net increase (decrease) in net assets
resulting from operations	$28	$2,461	$1,954	$192	$159

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class Shares	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$—	$40	$62	$—	$350
Expenses:
Mortality and expense risk charges	5	—	133	7	2,087
Total expenses	5	—	133	7	2,087
Net investment income (loss)	(5)	40	(71)	(7)	(1,737)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	41	(103)	41	6,262
Capital gains distributions	24	277	839	61	12,791
Total realized gain (loss) on investments
and capital gains distributions	28	318	736	102	19,053
Net unrealized appreciation
(depreciation) of investments	100	543	1,725	278	61,950
Net realized and unrealized gain (loss)
on investments	128	861	2,461	380	81,003
Net increase (decrease) in net assets
resulting from operations	$123	$901	$2,390	$373	$79,266

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Parnassus Core Equity Fund℠ - Investor Shares	Pax Sustainable Allocation Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
Net investment income (loss)
Investment income:
Dividends	$1	$23	$266	$433	$23
Expenses:
Mortality and expense risk charges	9	23	320	420	14
Total expenses	9	23	320	420	14
Net investment income (loss)	(8)	—	(54)	13	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	90	(28)	788	204	(120)
Capital gains distributions	—	7	2,384	797	—
Total realized gain (loss) on investments
and capital gains distributions	90	(21)	3,172	1,001	(120)
Net unrealized appreciation
(depreciation) of investments	88	(81)	5,011	4,813	159
Net realized and unrealized gain (loss)
on investments	178	(102)	8,183	5,814	39
Net increase (decrease) in net assets
resulting from operations	$170	$(102)	$8,129	$5,827	$48

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,089	$128	$25	$28	$—
Expenses:
Mortality and expense risk charges	617	53	4	6	—
Total expenses	617	53	4	6	—
Net investment income (loss)	472	75	21	22	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,064)	(125)	(71)	9	—
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1,064)	(125)	(71)	9	—
Net unrealized appreciation
(depreciation) of investments	8,313	(801)	(4)	22	—
Net realized and unrealized gain (loss)
on investments	7,249	(926)	(75)	31	—
Net increase (decrease) in net assets
resulting from operations	$7,721	$(851)	$(54)	$53	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class	Royce Total Return Fund - Service Class	Ave Maria Rising Dividend Fund
Net investment income (loss)
Investment income:
Dividends	$768	$3	$179	$—	$60
Expenses:
Mortality and expense risk charges	144	2	90	—	51
Total expenses	144	2	90	—	51
Net investment income (loss)	624	1	89	—	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(334)	4	(289)	(1)	(108)
Capital gains distributions	—	1	—	2	75
Total realized gain (loss) on investments
and capital gains distributions	(334)	5	(289)	1	(33)
Net unrealized appreciation
(depreciation) of investments	(184)	(4)	637	(1)	149
Net realized and unrealized gain (loss)
on investments	(518)	1	348	—	116
Net increase (decrease) in net assets
resulting from operations	$106	$2	$437	$—	$125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	SMALLCAP World Fund® - Class R-4	T. Rowe Price Large-Cap Growth Fund - I Class	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N
Net investment income (loss)
Investment income:
Dividends	$—	$—	$1	$3	$261
Expenses:
Mortality and expense risk charges	281	—	1	4	114
Total expenses	281	—	1	4	114
Net investment income (loss)	(281)	—	—	(1)	147

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	844	1,340	(2)	—	42
Capital gains distributions	592	267	7	8	81
Total realized gain (loss) on investments
and capital gains distributions	1,436	1,607	5	8	123
Net unrealized appreciation
(depreciation) of investments	8,718	15,984	15	23	304
Net realized and unrealized gain (loss)
on investments	10,154	17,591	20	31	427
Net increase (decrease) in net assets
resulting from operations	$9,873	$17,591	$20	$30	$574

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Value Fund - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$5	$973	$4,126	$1	$306
Expenses:
Mortality and expense risk charges	2	92	872	—	—
Total expenses	2	92	872	—	—
Net investment income (loss)	3	881	3,254	1	306

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(1,211)	(3,985)	(3)	(97)
Capital gains distributions	—	—	—	—	314
Total realized gain (loss) on investments
and capital gains distributions	(1)	(1,211)	(3,985)	(3)	217
Net unrealized appreciation
(depreciation) of investments	(3)	(707)	(4,571)	(2)	361
Net realized and unrealized gain (loss)
on investments	(4)	(1,918)	(8,556)	(5)	578
Net increase (decrease) in net assets
resulting from operations	$(1)	$(1,037)	$(5,302)	$(4)	$884

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	USAA Precious Metals and Minerals Fund - Adviser Shares	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Total International Stock Index Fund - Admiral™ Shares	Diversified Value Portfolio
Net investment income (loss)
Investment income:
Dividends	$—	$—	$5	$2	$3
Expenses:
Mortality and expense risk charges	101	128	2	—	1
Total expenses	101	128	2	—	1
Net investment income (loss)	(101)	(128)	3	2	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8,424	491	8	—	—
Capital gains distributions	—	—	—	—	18
Total realized gain (loss) on investments
and capital gains distributions	8,424	491	8	—	18
Net unrealized appreciation
(depreciation) of investments	(4,083)	531	2	11	(8)
Net realized and unrealized gain (loss)
on investments	4,341	1,022	10	11	10
Net increase (decrease) in net assets
resulting from operations	$4,240	$894	$13	$13	$12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R
Net investment income (loss)
Investment income:
Dividends	$5	$—	$—	$81	$—
Expenses:
Mortality and expense risk charges	2	1	3	72	—
Total expenses	2	1	3	72	—
Net investment income (loss)	3	(1)	(3)	9	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(22)	21	—
Capital gains distributions	6	5	—	308	—
Total realized gain (loss) on investments
and capital gains distributions	6	5	(22)	329	—
Net unrealized appreciation
(depreciation) of investments	(3)	8	(6)	227	—
Net realized and unrealized gain (loss)
on investments	3	13	(28)	556	—
Net increase (decrease) in net assets
resulting from operations	$6	$12	$(31)	$565	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$4,980	$1	$—	$34	$75
Expenses:
Mortality and expense risk charges	2,229	—	1	9	32
Total expenses	2,229	—	1	9	32
Net investment income (loss)	2,751	1	(1)	25	43

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,501	(5)	(83)	(116)	4
Capital gains distributions	5,856	5	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	11,357	—	(83)	(116)	4
Net unrealized appreciation
(depreciation) of investments	4,942	1	126	64	38
Net realized and unrealized gain (loss)
on investments	16,299	1	43	(52)	42
Net increase (decrease) in net assets
resulting from operations	$19,050	$2	$42	$(27)	$85

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$25	$15,938	$68	$98	$1
Expenses:
Mortality and expense risk charges	4	3,980	7	30	—
Total expenses	4	3,980	7	30	—
Net investment income (loss)	21	11,958	61	68	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	903	9	34	—
Capital gains distributions	12	10,346	45	93	—
Total realized gain (loss) on investments
and capital gains distributions	8	11,249	54	127	—
Net unrealized appreciation
(depreciation) of investments	2	7,258	32	336	—
Net realized and unrealized gain (loss)
on investments	10	18,507	86	463	—
Net increase (decrease) in net assets
resulting from operations	$31	$30,465	$147	$531	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5,439	$21	$—	$3,050	$16
Expenses:
Mortality and expense risk charges	763	2	—	5,344	47
Total expenses	763	2	—	5,344	47
Net investment income (loss)	4,676	19	—	(2,294)	(31)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,010)	(3)	—	5,051	(66)
Capital gains distributions	—	—	11	70,259	733
Total realized gain (loss) on investments
and capital gains distributions	(1,010)	(3)	11	75,310	667
Net unrealized appreciation
(depreciation) of investments	714	5	12	93,750	1,089
Net realized and unrealized gain (loss)
on investments	(296)	2	23	169,060	1,756
Net increase (decrease) in net assets
resulting from operations	$4,380	$21	$23	$166,766	$1,725

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$5,863	$25	$—	$734
Expenses:
Mortality and expense risk charges	—	2,503	8	—	211
Total expenses	—	2,503	8	—	211
Net investment income (loss)	—	3,360	17	—	523

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(1,074)	(14)	—	2,032
Capital gains distributions	1	24,435	109	—	1,536
Total realized gain (loss) on investments
and capital gains distributions	1	23,361	95	—	3,568
Net unrealized appreciation
(depreciation) of investments	(1)	(15,565)	(47)	—	2,720
Net realized and unrealized gain (loss)
on investments	—	7,796	48	—	6,288
Net increase (decrease) in net assets
resulting from operations	$—	$11,156	$65	$—	$6,811

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$3,613	$1	$34	$868
Expenses:
Mortality and expense risk charges	—	503	—	12	331
Total expenses	—	503	—	12	331
Net investment income (loss)	—	3,110	1	22	537

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(1,466)	(1)	11	750
Capital gains distributions	—	5,036	4	132	3,856
Total realized gain (loss) on investments
and capital gains distributions	—	3,570	3	143	4,606
Net unrealized appreciation
(depreciation) of investments	1	(11,986)	(7)	(293)	(8,815)
Net realized and unrealized gain (loss)
on investments	1	(8,416)	(4)	(150)	(4,209)
Net increase (decrease) in net assets
resulting from operations	$1	$(5,306)	$(3)	$(128)	$(3,672)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$642	$496	$—	$84	$91
Expenses:
Mortality and expense risk charges	113	211	1	163	264
Total expenses	113	211	1	163	264
Net investment income (loss)	529	285	(1)	(79)	(173)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,058)	(1,991)	38	590	1,546
Capital gains distributions	2,285	2,029	13	920	1,735
Total realized gain (loss) on investments
and capital gains distributions	227	38	51	1,510	3,281
Net unrealized appreciation
(depreciation) of investments	151	(158)	(5)	2,900	4,892
Net realized and unrealized gain (loss)
on investments	378	(120)	46	4,410	8,173
Net increase (decrease) in net assets
resulting from operations	$907	$165	$45	$4,331	$8,000

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$5
Expenses:
Mortality and expense risk charges	—	202	334	—	1
Total expenses	—	202	334	—	1
Net investment income (loss)	—	(202)	(334)	—	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(2,141)	(1,997)	—	—
Capital gains distributions	—	—	—	—	33
Total realized gain (loss) on investments
and capital gains distributions	—	(2,141)	(1,997)	—	33
Net unrealized appreciation
(depreciation) of investments	1	9,777	7,491	—	31
Net realized and unrealized gain (loss)
on investments	1	7,636	5,494	—	64
Net increase (decrease) in net assets
resulting from operations	$1	$7,434	$5,160	$—	$68

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$6,952	$13,780	$30	$3,553	$2
Expenses:
Mortality and expense risk charges	1,968	9,930	3	635	—
Total expenses	1,968	9,930	3	635	—
Net investment income (loss)	4,984	3,850	27	2,918	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,068	19,124	(162)	(5,854)	1
Capital gains distributions	33,190	80,563	10	1,185	2
Total realized gain (loss) on investments
and capital gains distributions	37,258	99,687	(152)	(4,669)	3
Net unrealized appreciation
(depreciation) of investments	31,507	66,951	96	924	9
Net realized and unrealized gain (loss)
on investments	68,765	166,638	(56)	(3,745)	12
Net increase (decrease) in net assets
resulting from operations	$73,749	$170,488	$(29)	$(827)	$14
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$196	$635	$1	$3	$25
Expenses:
Mortality and expense risk charges	76	2,010	—	1	12
Total expenses	76	2,010	—	1	12
Net investment income (loss)	120	(1,375)	1	2	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	93	—	(17)	—	(147)
Capital gains distributions	185	117	4	—	—
Total realized gain (loss) on investments
and capital gains distributions	278	117	(13)	—	(147)
Net unrealized appreciation
(depreciation) of investments	639	—	15	31	305
Net realized and unrealized gain (loss)
on investments	917	117	2	31	158
Net increase (decrease) in net assets
resulting from operations	$1,037	$(1,258)	$3	$33	$171

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$6	$2,010	$14	$253	$34
Expenses:
Mortality and expense risk charges	1	647	3	134	18
Total expenses	1	647	3	134	18
Net investment income (loss)	5	1,363	11	119	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(690)	5	793	18
Capital gains distributions	—	—	—	352	57
Total realized gain (loss) on investments
and capital gains distributions	6	(690)	5	1,145	75
Net unrealized appreciation
(depreciation) of investments	3	4,815	29	(137)	143
Net realized and unrealized gain (loss)
on investments	9	4,125	34	1,008	218
Net increase (decrease) in net assets
resulting from operations	$14	$5,488	$45	$1,127	$234

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$148	$390	$34	$120	$333
Expenses:
Mortality and expense risk charges	59	210	15	64	196
Total expenses	59	210	15	64	196
Net investment income (loss)	89	180	19	56	137

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	37	1,492	31	152	1,641
Capital gains distributions	236	721	78	257	713
Total realized gain (loss) on investments
and capital gains distributions	273	2,213	109	409	2,354
Net unrealized appreciation
(depreciation) of investments	690	(381)	192	542	(630)
Net realized and unrealized gain (loss)
on investments	963	1,832	301	951	1,724
Net increase (decrease) in net assets
resulting from operations	$1,052	$2,012	$320	$1,007	$1,861

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$42	$82	$146	$24	$60
Expenses:
Mortality and expense risk charges	15	40	92	10	35
Total expenses	15	40	92	10	35
Net investment income (loss)	27	42	54	14	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	16	712	14	122
Capital gains distributions	111	205	307	62	146
Total realized gain (loss) on investments
and capital gains distributions	146	221	1,019	76	268
Net unrealized appreciation
(depreciation) of investments	284	621	(90)	219	434
Net realized and unrealized gain (loss)
on investments	430	842	929	295	702
Net increase (decrease) in net assets
resulting from operations	$457	$884	$983	$309	$727

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$78	$12	$19
Expenses:
Mortality and expense risk charges	—	—	40	7	9
Total expenses	—	—	40	7	9
Net investment income (loss)	—	—	38	5	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	259	5	40
Capital gains distributions	—	—	70	14	19
Total realized gain (loss) on investments
and capital gains distributions	—	—	329	19	59
Net unrealized appreciation
(depreciation) of investments	—	—	(83)	46	43
Net realized and unrealized gain (loss)
on investments	—	—	246	65	102
Net increase (decrease) in net assets
resulting from operations	$—	$—	$284	$70	$112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$5	$2,328	$2	$5	$292
Expenses:
Mortality and expense risk charges	1	609	—	1	104
Total expenses	1	609	—	1	104
Net investment income (loss)	4	1,719	2	4	188

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(576)	(4)	(13)	(4)
Capital gains distributions	20	7,899	6	11	520
Total realized gain (loss) on investments
and capital gains distributions	19	7,323	2	(2)	516
Net unrealized appreciation
(depreciation) of investments	(29)	(10,714)	(5)	17	1,116
Net realized and unrealized gain (loss)
on investments	(10)	(3,391)	(3)	15	1,632
Net increase (decrease) in net assets
resulting from operations	$(6)	$(1,672)	$(1)	$19	$1,820

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$96	$2,801	$7	$247	$147
Expenses:
Mortality and expense risk charges	29	1,238	1	98	50
Total expenses	29	1,238	1	98	50
Net investment income (loss)	67	1,563	6	149	97

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(84)	(2,643)	(2)	10	(85)
Capital gains distributions	217	5,630	27	759	580
Total realized gain (loss) on investments
and capital gains distributions	133	2,987	25	769	495
Net unrealized appreciation
(depreciation) of investments	217	12,066	17	874	504
Net realized and unrealized gain (loss)
on investments	350	15,053	42	1,643	999
Net increase (decrease) in net assets
resulting from operations	$417	$16,616	$48	$1,792	$1,096

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2,837	$—	$161	$59	$1,870
Expenses:
Mortality and expense risk charges	1,383	—	66	24	1,014
Total expenses	1,383	—	66	24	1,014
Net investment income (loss)	1,454	—	95	35	856

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,527)	—	(137)	17	(2,993)
Capital gains distributions	9,953	1	526	254	7,033
Total realized gain (loss) on investments
and capital gains distributions	6,426	1	389	271	4,040
Net unrealized appreciation
(depreciation) of investments	12,769	1	957	250	12,596
Net realized and unrealized gain (loss)
on investments	19,195	2	1,346	521	16,636
Net increase (decrease) in net assets
resulting from operations	$20,649	$2	$1,441	$556	$17,492

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution Balanced Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$75	$10	$462	$4	$122
Expenses:
Mortality and expense risk charges	40	6	289	—	64
Total expenses	40	6	289	—	64
Net investment income (loss)	35	4	173	4	58

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(136)	340	6	8
Capital gains distributions	254	51	1,816	2	287
Total realized gain (loss) on investments
and capital gains distributions	260	(85)	2,156	8	295
Net unrealized appreciation
(depreciation) of investments	590	113	3,349	19	372
Net realized and unrealized gain (loss)
on investments	850	28	5,505	27	667
Net increase (decrease) in net assets
resulting from operations	$885	$32	$5,678	$31	$725

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Conservative Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$10	$247	$63	$894	$175
Expenses:
Mortality and expense risk charges	2	49	15	313	78
Total expenses	2	49	15	313	78
Net investment income (loss)	8	198	48	581	97

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	32	64	56	511	(52)
Capital gains distributions	1	25	8	101	213
Total realized gain (loss) on investments
and capital gains distributions	33	89	64	612	161
Net unrealized appreciation
(depreciation) of investments	12	848	213	2,717	507
Net realized and unrealized gain (loss)
on investments	45	937	277	3,329	668
Net increase (decrease) in net assets
resulting from operations	$53	$1,135	$325	$3,910	$765

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$495	$792	$—	$—
Expenses:
Mortality and expense risk charges	—	140	430	1	1,365
Total expenses	—	140	430	1	1,365
Net investment income (loss)	—	355	362	(1)	(1,365)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(653)	(2,491)	(60)	(1,978)
Capital gains distributions	—	180	346	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	(473)	(2,145)	(60)	(1,978)
Net unrealized appreciation
(depreciation) of investments	1	952	2,608	167	48,317
Net realized and unrealized gain (loss)
on investments	1	479	463	107	46,339
Net increase (decrease) in net assets
resulting from operations	$1	$834	$825	$106	$44,974

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$34	$4	$1,065
Expenses:
Mortality and expense risk charges	130	—	41	1	483
Total expenses	130	—	41	1	483
Net investment income (loss)	(130)	—	(7)	3	582

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(889)	—	(203)	—	2,033
Capital gains distributions	399	5	206	7	1,493
Total realized gain (loss) on investments
and capital gains distributions	(490)	5	3	7	3,526
Net unrealized appreciation
(depreciation) of investments	3,136	6	472	(13)	(5,653)
Net realized and unrealized gain (loss)
on investments	2,646	11	475	(6)	(2,127)
Net increase (decrease) in net assets
resulting from operations	$2,516	$11	$468	$(3)	$(1,545)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Adviser Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$20	$4,796	$15	$2	$6,690
Expenses:
Mortality and expense risk charges	5	2,516	6	1	5,906
Total expenses	5	2,516	6	1	5,906
Net investment income (loss)	15	2,280	9	1	784

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	5,587	(34)	(5)	13,314
Capital gains distributions	62	11,187	41	9	20,688
Total realized gain (loss) on investments
and capital gains distributions	56	16,774	7	4	34,002
Net unrealized appreciation
(depreciation) of investments	59	2,458	34	54	109,074
Net realized and unrealized gain (loss)
on investments	115	19,232	41	58	143,076
Net increase (decrease) in net assets
resulting from operations	$130	$21,512	$50	$59	$143,860

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$17	$2	$233	$547	$—
Expenses:
Mortality and expense risk charges	18	1	130	474	1
Total expenses	18	1	130	474	1
Net investment income (loss)	(1)	1	103	73	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	(33)	(1,171)	(3,442)	12
Capital gains distributions	68	20	1,408	4,082	34
Total realized gain (loss) on investments
and capital gains distributions	84	(13)	237	640	46
Net unrealized appreciation
(depreciation) of investments	385	6	(697)	(1,950)	60
Net realized and unrealized gain (loss)
on investments	469	(7)	(460)	(1,310)	106
Net increase (decrease) in net assets
resulting from operations	$468	$(6)	$(357)	$(1,237)	$105

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$506	$1	$—	$—	$—
Expenses:
Mortality and expense risk charges	5,255	10	4	5,252	23
Total expenses	5,255	10	4	5,252	23
Net investment income (loss)	(4,749)	(9)	(4)	(5,252)	(23)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	26,486	41	12	26,254	37
Capital gains distributions	41,004	98	49	22,748	131
Total realized gain (loss) on investments
and capital gains distributions	67,490	139	61	49,002	168
Net unrealized appreciation
(depreciation) of investments	80,714	185	295	145,589	803
Net realized and unrealized gain (loss)
on investments	148,204	324	356	194,591	971
Net increase (decrease) in net assets
resulting from operations	$143,455	$315	$352	$189,339	$948

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$183	$760	$1,425	$1,337	$14
Expenses:
Mortality and expense risk charges	75	296	677	550	5
Total expenses	75	296	677	550	5
Net investment income (loss)	108	464	748	787	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	99	(27)	2,909	1,339	10
Capital gains distributions	1,773	1,046	5,676	2,762	144
Total realized gain (loss) on investments
and capital gains distributions	1,872	1,019	8,585	4,101	154
Net unrealized appreciation
(depreciation) of investments	(869)	1,401	(143)	1,611	64
Net realized and unrealized gain (loss)
on investments	1,003	2,420	8,442	5,712	218
Net increase (decrease) in net assets
resulting from operations	$1,111	$2,884	$9,190	$6,499	$227

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$15,685	$3	$1,857	$220	$5,854
Expenses:
Mortality and expense risk charges	12,520	2	592	113	3,765
Total expenses	12,520	2	592	113	3,765
Net investment income (loss)	3,165	1	1,265	107	2,089

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	46,164	—	182	13	16,199
Capital gains distributions	111,224	26	—	—	32,925
Total realized gain (loss) on investments
and capital gains distributions	157,388	26	182	13	49,124
Net unrealized appreciation
(depreciation) of investments	11,258	15	(3,616)	(489)	911
Net realized and unrealized gain (loss)
on investments	168,646	41	(3,434)	(476)	50,035
Net increase (decrease) in net assets
resulting from operations	$171,811	$42	$(2,169)	$(369)	$52,124

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$3	$3,842	$1	$1,280	$1
Expenses:
Mortality and expense risk charges	1	2,467	—	1,096	—
Total expenses	1	2,467	—	1,096	—
Net investment income (loss)	2	1,375	1	184	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	11,508	(3)	4,506	(2)
Capital gains distributions	18	—	—	1,342	2
Total realized gain (loss) on investments
and capital gains distributions	35	11,508	(3)	5,848	—
Net unrealized appreciation
(depreciation) of investments	(18)	3,893	5	(2,290)	3
Net realized and unrealized gain (loss)
on investments	17	15,401	2	3,558	3
Net increase (decrease) in net assets
resulting from operations	$19	$16,776	$3	$3,742	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,104	$—	$640	$15	$2,813
Expenses:
Mortality and expense risk charges	377	—	1,160	17	1,424
Total expenses	377	—	1,160	17	1,424
Net investment income (loss)	727	—	(520)	(2)	1,389

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(198)	—	5,911	336	7,554
Capital gains distributions	—	—	4,663	136	6,986
Total realized gain (loss) on investments
and capital gains distributions	(198)	—	10,574	472	14,540
Net unrealized appreciation
(depreciation) of investments	2,280	1	25,669	551	23,483
Net realized and unrealized gain (loss)
on investments	2,082	1	36,243	1,023	38,023
Net increase (decrease) in net assets
resulting from operations	$2,809	$1	$35,723	$1,021	$39,412

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$6	$5	$179	$36	$2,445
Expenses:
Mortality and expense risk charges	5	5	180	204	1,218
Total expenses	5	5	180	204	1,218
Net investment income (loss)	1	—	(1)	(168)	1,227

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22	2	369	1,213	(8,131)
Capital gains distributions	18	14	534	1,325	22,469
Total realized gain (loss) on investments
and capital gains distributions	40	16	903	2,538	14,338
Net unrealized appreciation
(depreciation) of investments	51	(19)	(919)	4,099	11,970
Net realized and unrealized gain (loss)
on investments	91	(3)	(16)	6,637	26,308
Net increase (decrease) in net assets
resulting from operations	$92	$(3)	$(17)	$6,469	$27,535

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$933	$715	$1	$754	$327
Expenses:
Mortality and expense risk charges	688	1,177	1	228	2,305
Total expenses	688	1,177	1	228	2,305
Net investment income (loss)	245	(462)	—	526	(1,978)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,996)	(5,739)	(19)	388	(1,715)
Capital gains distributions	5,270	2,134	3	156	14,965
Total realized gain (loss) on investments
and capital gains distributions	3,274	(3,605)	(16)	544	13,250
Net unrealized appreciation
(depreciation) of investments	13,971	16,720	29	376	90,230
Net realized and unrealized gain (loss)
on investments	17,245	13,115	13	920	103,480
Net increase (decrease) in net assets
resulting from operations	$17,490	$12,653	$13	$1,446	$101,502

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$744	$448
Expenses:
Mortality and expense risk charges	6	580	—	270	540
Total expenses	6	580	—	270	540
Net investment income (loss)	(5)	(580)	—	474	(92)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	(1,610)	(6)	(2,246)	(4,251)
Capital gains distributions	66	285	—	1,328	6,653
Total realized gain (loss) on investments
and capital gains distributions	120	(1,325)	(6)	(918)	2,402
Net unrealized appreciation
(depreciation) of investments	295	16,909	20	5,288	11,679
Net realized and unrealized gain (loss)
on investments	415	15,584	14	4,370	14,081
Net increase (decrease) in net assets
resulting from operations	$410	$15,004	$14	$4,844	$13,989

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Wanger USA	Washington Mutual Investors Fund℠ - Class R-3	Washington Mutual Investors Fund℠ - Class R-4	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Small Company Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$16	$4,030	$—	$1
Expenses:
Mortality and expense risk charges	635	6	2,158	76	1
Total expenses	635	6	2,158	76	1
Net investment income (loss)	(635)	10	1,872	(76)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10,293)	(15)	9,894	(328)	(1)
Capital gains distributions	9,364	14	3,055	1,219	—
Total realized gain (loss) on investments
and capital gains distributions	(929)	(1)	12,949	891	(1)
Net unrealized appreciation
(depreciation) of investments	21,083	18	(1,043)	1,168	4
Net realized and unrealized gain (loss)
on investments	20,154	17	11,906	2,059	3
Net increase (decrease) in net assets
resulting from operations	$19,519	$27	$13,778	$1,983	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

Wells Fargo Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$380
Expenses:
Mortality and expense risk charges	1,042
Total expenses	1,042
Net investment income (loss)	(662)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,252
Capital gains distributions	32
Total realized gain (loss) on investments
and capital gains distributions	6,284
Net unrealized appreciation
(depreciation) of investments	(7,281)
Net realized and unrealized gain (loss)
on investments	(997)
Net increase (decrease) in net assets
resulting from operations	$(1,659)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A
Net assets at January 1, 2019	$174	$572	$12,452	$66

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	217	(1)
Total realized gain (loss) on investments
and capital gains distributions	5	69	252	16
Net unrealized appreciation (depreciation)
of investments	27	56	2,618	5
Net increase (decrease) in net assets resulting from operations	33	125	3,087	20
Changes from principal transactions:
Total unit transactions	(40)	3	1,616	(11)
Increase (decrease) in net assets derived from
principal transactions	(40)	3	1,616	(11)
Total increase (decrease) in net assets	(7)	128	4,703	9
Net assets at December 31, 2019	167	700	17,155	75

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	56	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	21	248	4
Net unrealized appreciation (depreciation)
of investments	3	(15)	3,967	19
Net increase (decrease) in net assets resulting from operations	4	9	4,271	22
Changes from principal transactions:
Total unit transactions	(7)	(56)	1,450	(14)
Increase (decrease) in net assets derived from
principal transactions	(7)	(56)	1,450	(14)
Total increase (decrease) in net assets	(3)	(47)	5,721	8
Net assets at December 31, 2020	$164	$653	$22,876	$83

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Floating Rate ESG Fund - Class R5	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Mid Cap Core Equity Fund - Class A
Net assets at January 1, 2019	$279	$910	$—	$3,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	—	—	(26)
Total realized gain (loss) on investments
and capital gains distributions	(1)	91	—	568
Net unrealized appreciation (depreciation)
of investments	5	221	—	220
Net increase (decrease) in net assets resulting from operations	20	312	—	762
Changes from principal transactions:
Total unit transactions	60	428	—	(41)
Increase (decrease) in net assets derived from
principal transactions	60	428	—	(41)
Total increase (decrease) in net assets	80	740	—	721
Net assets at December 31, 2019	359	1,650	—	3,825

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	(3)	(22)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(8)	(1)	83	(1,365)
Net unrealized appreciation (depreciation)
of investments	(2)	217	948	643
Net increase (decrease) in net assets resulting from operations	1	213	1,009	(726)
Changes from principal transactions:
Total unit transactions	(48)	(265)	2,841	(3,099)
Increase (decrease) in net assets derived from
principal transactions	(48)	(265)	2,841	(3,099)
Total increase (decrease) in net assets	(47)	(52)	3,850	(3,825)
Net assets at December 31, 2020	$312	$1,598	$3,850	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco International Small-Mid Company Fund - Class Y	Invesco Oppenheimer International Growth Fund - Class Y
Net assets at January 1, 2019	$91	$523	$543	$492

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	10	(4)	1
Total realized gain (loss) on investments
and capital gains distributions	9	56	46	5
Net unrealized appreciation (depreciation)
of investments	12	75	96	142
Net increase (decrease) in net assets resulting from operations	20	141	138	148
Changes from principal transactions:
Total unit transactions	3	51	114	130
Increase (decrease) in net assets derived from
principal transactions	3	51	114	130
Total increase (decrease) in net assets	23	192	252	278
Net assets at December 31, 2019	114	715	795	770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	3	(9)	(9)
Total realized gain (loss) on investments
and capital gains distributions	24	87	94	196
Net unrealized appreciation (depreciation)
of investments	48	12	124	(55)
Net increase (decrease) in net assets resulting from operations	71	102	209	132
Changes from principal transactions:
Total unit transactions	18	13	70	(497)
Increase (decrease) in net assets derived from
principal transactions	18	13	70	(497)
Total increase (decrease) in net assets	89	115	279	(365)
Net assets at December 31, 2020	$203	$830	$1,074	$405
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Endeavor Fund - Class A	Invesco Health Care Fund - Investor Class
Net assets at January 1, 2019	$216,966	$42,564	$14	$132

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,878)	43	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	15,684	2,527	1	10
Net unrealized appreciation (depreciation)
of investments	33,731	7,231	2	26
Net increase (decrease) in net assets resulting from operations	47,537	9,801	3	35
Changes from principal transactions:
Total unit transactions	(17,815)	(2,976)	9	(52)
Increase (decrease) in net assets derived from
principal transactions	(17,815)	(2,976)	9	(52)
Total increase (decrease) in net assets	29,722	6,825	12	(17)
Net assets at December 31, 2019	246,688	49,389	26	115

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,299)	(86)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	12,195	1,814	2	12
Net unrealized appreciation (depreciation)
of investments	23,974	4,985	(2)	—
Net increase (decrease) in net assets resulting from operations	33,870	6,713	—	11
Changes from principal transactions:
Total unit transactions	(27,897)	(5,946)	(1)	(34)
Increase (decrease) in net assets derived from
principal transactions	(27,897)	(5,946)	(1)	(34)
Total increase (decrease) in net assets	5,973	767	(1)	(23)
Net assets at December 31, 2020	$252,661	$50,156	$25	$92

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net assets at January 1, 2019	$135	$533	$754	$44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	33	(8)	1
Total realized gain (loss) on investments
and capital gains distributions	(7)	(1)	29	(8)
Net unrealized appreciation (depreciation)
of investments	13	40	165	10
Net increase (decrease) in net assets resulting from operations	10	72	186	3
Changes from principal transactions:
Total unit transactions	(101)	195	62	—
Increase (decrease) in net assets derived from
principal transactions	(101)	195	62	—
Total increase (decrease) in net assets	(91)	267	248	3
Net assets at December 31, 2019	44	800	1,002	47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	42	(7)	1
Total realized gain (loss) on investments
and capital gains distributions	(3)	(36)	(112)	(10)
Net unrealized appreciation (depreciation)
of investments	—	9	106	(3)
Net increase (decrease) in net assets resulting from operations	(2)	15	(13)	(12)
Changes from principal transactions:
Total unit transactions	(33)	(420)	(155)	2
Increase (decrease) in net assets derived from
principal transactions	(33)	(420)	(155)	2
Total increase (decrease) in net assets	(35)	(405)	(168)	(10)
Net assets at December 31, 2020	$9	$395	$834	$37

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Gold & Special Minerals Fund - Class A	Invesco Small Cap Value Fund - Class A	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I
Net assets at January 1, 2019	$45	$60	$14	$231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	—
Total realized gain (loss) on investments
and capital gains distributions	1	(12)	2	41
Net unrealized appreciation (depreciation)
of investments	23	30	3	29
Net increase (decrease) in net assets resulting from operations	24	17	5	70
Changes from principal transactions:
Total unit transactions	10	(32)	(1)	(9)
Increase (decrease) in net assets derived from
principal transactions	10	(32)	(1)	(9)
Total increase (decrease) in net assets	34	(15)	4	61
Net assets at December 31, 2019	79	45	18	292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	(1)	2	14
Net unrealized appreciation (depreciation)
of investments	48	6	5	61
Net increase (decrease) in net assets resulting from operations	51	5	7	74
Changes from principal transactions:
Total unit transactions	72	2	(2)	(7)
Increase (decrease) in net assets derived from
principal transactions	72	2	(2)	(7)
Total increase (decrease) in net assets	123	7	5	67
Net assets at December 31, 2020	$202	$52	$23	$359

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	Invesco Oppenheimer V.I. Main Street Fund - Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Invesco V.I. American Franchise Fund - Series I
Net assets at January 1, 2019	$90	$53	$24,778	$26,539

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	(181)	(315)
Total realized gain (loss) on investments
and capital gains distributions	—	11	1,821	6,121
Net unrealized appreciation (depreciation)
of investments	6	4	4,466	2,995
Net increase (decrease) in net assets resulting from operations	9	15	6,106	8,801
Changes from principal transactions:
Total unit transactions	(1)	(7)	(1,790)	(3,276)
Increase (decrease) in net assets derived from
principal transactions	(1)	(7)	(1,790)	(3,276)
Total increase (decrease) in net assets	8	8	4,316	5,525
Net assets at December 31, 2019	98	61	29,094	32,064

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	—	(57)	(353)
Total realized gain (loss) on investments
and capital gains distributions	—	8	(235)	5,064
Net unrealized appreciation (depreciation)
of investments	(2)	(2)	5,058	8,038
Net increase (decrease) in net assets resulting from operations	3	6	4,766	12,749
Changes from principal transactions:
Total unit transactions	—	(8)	(3,680)	383
Increase (decrease) in net assets derived from
principal transactions	—	(8)	(3,680)	383
Total increase (decrease) in net assets	3	(2)	1,086	13,132
Net assets at December 31, 2020	$101	$59	$30,180	$45,196

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	Alger Responsible Investing Fund - Class A	Alger Capital Appreciation Fund - Class A	AllianzGI Dividend Value Fund - Class A
Net assets at January 1, 2019	$27,039	$6,124	$115	$297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	(70)	(1)	3
Total realized gain (loss) on investments
and capital gains distributions	5,086	777	13	37
Net unrealized appreciation (depreciation)
of investments	1,977	1,132	20	20
Net increase (decrease) in net assets resulting from operations	7,029	1,839	32	60
Changes from principal transactions:
Total unit transactions	(3,240)	(883)	(24)	(113)
Increase (decrease) in net assets derived from
principal transactions	(3,240)	(883)	(24)	(113)
Total increase (decrease) in net assets	3,789	956	8	(53)
Net assets at December 31, 2019	30,828	7,080	123	244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	85	(97)	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	7,749	1,113	28	(29)
Net unrealized appreciation (depreciation)
of investments	(4,234)	1,874	26	14
Net increase (decrease) in net assets resulting from operations	3,600	2,890	53	(14)
Changes from principal transactions:
Total unit transactions	(1,875)	2,800	13	(51)
Increase (decrease) in net assets derived from
principal transactions	(1,875)	2,800	13	(51)
Total increase (decrease) in net assets	1,725	5,690	66	(65)
Net assets at December 31, 2020	$32,553	$12,770	$189	$179

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	AllianzGI Large-Cap Value Fund - Institutional Class	AllianzGI Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class
Net assets at January 1, 2019	$6	$240	$46,429	$66,562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(328)	190
Total realized gain (loss) on investments
and capital gains distributions	—	(99)	3,795	8,047
Net unrealized appreciation (depreciation)
of investments	1	134	11,415	6,920
Net increase (decrease) in net assets resulting from operations	1	34	14,882	15,157
Changes from principal transactions:
Total unit transactions	1	(245)	833	(7,413)
Increase (decrease) in net assets derived from
principal transactions	1	(245)	833	(7,413)
Total increase (decrease) in net assets	2	(211)	15,715	7,744
Net assets at December 31, 2019	8	29	62,144	74,306

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(442)	149
Total realized gain (loss) on investments
and capital gains distributions	—	—	6,878	6,524
Net unrealized appreciation (depreciation)
of investments	—	(2)	12,229	1,965
Net increase (decrease) in net assets resulting from operations	—	(2)	18,665	8,638
Changes from principal transactions:
Total unit transactions	—	(4)	(2,902)	(5,523)
Increase (decrease) in net assets derived from
principal transactions	—	(4)	(2,902)	(5,523)
Total increase (decrease) in net assets	—	(6)	15,763	3,115
Net assets at December 31, 2020	$8	$23	$77,907	$77,421

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class
Net assets at January 1, 2019	$2,791	$315	$29,126	$9,812

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	1	388	68
Total realized gain (loss) on investments
and capital gains distributions	185	(9)	(197)	383
Net unrealized appreciation (depreciation)
of investments	197	81	1,628	1,693
Net increase (decrease) in net assets resulting from operations	403	73	1,819	2,144
Changes from principal transactions:
Total unit transactions	(1,225)	75	(4,109)	(347)
Increase (decrease) in net assets derived from
principal transactions	(1,225)	75	(4,109)	(347)
Total increase (decrease) in net assets	(822)	148	(2,290)	1,797
Net assets at December 31, 2019	1,969	463	26,836	11,609

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	—	78	52
Total realized gain (loss) on investments
and capital gains distributions	99	(48)	141	1,521
Net unrealized appreciation (depreciation)
of investments	38	35	2,518	(478)
Net increase (decrease) in net assets resulting from operations	146	(13)	2,737	1,095
Changes from principal transactions:
Total unit transactions	(289)	(353)	6,132	(818)
Increase (decrease) in net assets derived from
principal transactions	(289)	(353)	6,132	(818)
Total increase (decrease) in net assets	(143)	(366)	8,869	277
Net assets at December 31, 2020	$1,826	$97	$35,705	$11,886

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Net assets at January 1, 2019	$889	$97,554	$9,173	$22,907

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	691	27	(16)
Total realized gain (loss) on investments
and capital gains distributions	80	9,715	419	312
Net unrealized appreciation (depreciation)
of investments	148	15,184	432	2,913
Net increase (decrease) in net assets resulting from operations	236	25,590	878	3,209
Changes from principal transactions:
Total unit transactions	(35)	(1,750)	(7,269)	(3,696)
Increase (decrease) in net assets derived from
principal transactions	(35)	(1,750)	(7,269)	(3,696)
Total increase (decrease) in net assets	201	23,840	(6,391)	(487)
Net assets at December 31, 2019	1,090	121,394	2,782	22,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	862	24	(146)
Total realized gain (loss) on investments
and capital gains distributions	(5)	4,809	77	(123)
Net unrealized appreciation (depreciation)
of investments	84	10,090	(15)	519
Net increase (decrease) in net assets resulting from operations	88	15,761	86	250
Changes from principal transactions:
Total unit transactions	(124)	(9,157)	(917)	(2,490)
Increase (decrease) in net assets derived from
principal transactions	(124)	(9,157)	(917)	(2,490)
Total increase (decrease) in net assets	(36)	6,604	(831)	(2,240)
Net assets at December 31, 2020	$1,054	$127,998	$1,951	$20,180

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares
Net assets at January 1, 2019	$412	$9,051	$9,892	$769

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(19)	(9)	9
Total realized gain (loss) on investments
and capital gains distributions	(29)	169	484	99
Net unrealized appreciation (depreciation)
of investments	107	1,908	2,078	97
Net increase (decrease) in net assets resulting from operations	78	2,058	2,553	205
Changes from principal transactions:
Total unit transactions	(313)	(875)	(1,301)	(10)
Increase (decrease) in net assets derived from
principal transactions	(313)	(875)	(1,301)	(10)
Total increase (decrease) in net assets	(235)	1,183	1,252	195
Net assets at December 31, 2019	177	10,234	11,144	964

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(52)	(81)	9
Total realized gain (loss) on investments
and capital gains distributions	(9)	226	374	25
Net unrealized appreciation (depreciation)
of investments	6	297	326	2
Net increase (decrease) in net assets resulting from operations	(3)	471	619	36
Changes from principal transactions:
Total unit transactions	(77)	(1,334)	(934)	66
Increase (decrease) in net assets derived from
principal transactions	(77)	(1,334)	(934)	66
Total increase (decrease) in net assets	(80)	(863)	(315)	102
Net assets at December 31, 2020	$97	$9,371	$10,829	$1,066

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares
Net assets at January 1, 2019	$6,535	$24,939	$188	$11,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	(184)	2	41
Total realized gain (loss) on investments
and capital gains distributions	584	2,191	6	13
Net unrealized appreciation (depreciation)
of investments	927	3,627	48	3,200
Net increase (decrease) in net assets resulting from operations	1,472	5,634	56	3,254
Changes from principal transactions:
Total unit transactions	(356)	(2,501)	25	(497)
Increase (decrease) in net assets derived from
principal transactions	(356)	(2,501)	25	(497)
Total increase (decrease) in net assets	1,116	3,133	81	2,757
Net assets at December 31, 2019	7,651	28,072	269	14,680

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(86)	(310)	2	29
Total realized gain (loss) on investments
and capital gains distributions	780	2,866	(3)	(92)
Net unrealized appreciation (depreciation)
of investments	957	2,962	24	651
Net increase (decrease) in net assets resulting from operations	1,651	5,518	23	588
Changes from principal transactions:
Total unit transactions	1,923	2,346	16	(1,074)
Increase (decrease) in net assets derived from
principal transactions	1,923	2,346	16	(1,074)
Total increase (decrease) in net assets	3,574	7,864	39	(486)
Net assets at December 31, 2020	$11,225	$35,936	$308	$14,194

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Bond Fund of America℠ - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio	Capital Income Builder® - Class R-4
Net assets at January 1, 2019	$10,636	$—	$45,323	$4,575

Increase (decrease) in net assets
Operations:
Net investment income (loss)	165	—	248	120
Total realized gain (loss) on investments
and capital gains distributions	207	—	3,886	67
Net unrealized appreciation (depreciation)
of investments	397	1	6,012	571
Net increase (decrease) in net assets resulting from operations	769	1	10,146	758
Changes from principal transactions:
Total unit transactions	3,552	7	(2,001)	658
Increase (decrease) in net assets derived from
principal transactions	3,552	7	(2,001)	658
Total increase (decrease) in net assets	4,321	8	8,145	1,416
Net assets at December 31, 2019	14,957	8	53,468	5,991

Increase (decrease) in net assets
Operations:
Net investment income (loss)	194	—	251	176
Total realized gain (loss) on investments
and capital gains distributions	1,207	—	3,026	7
Net unrealized appreciation (depreciation)
of investments	378	2	4,034	60
Net increase (decrease) in net assets resulting from operations	1,779	2	7,311	243
Changes from principal transactions:
Total unit transactions	9,198	6	(1,386)	1,429
Increase (decrease) in net assets derived from
principal transactions	9,198	6	(1,386)	1,429
Total increase (decrease) in net assets	10,977	8	5,925	1,672
Net assets at December 31, 2020	$25,934	$16	$59,393	$7,663

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Capital World Growth & Income Fund℠ - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	Columbia℠ Acorn® Fund - Class A Shares
Net assets at January 1, 2019	$557	$53	$7,400	$58

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	8	149	(1)
Total realized gain (loss) on investments
and capital gains distributions	5	44	962	(1)
Net unrealized appreciation (depreciation)
of investments	120	2	1,226	15
Net increase (decrease) in net assets resulting from operations	131	54	2,337	13
Changes from principal transactions:
Total unit transactions	(51)	1,256	1,255	(4)
Increase (decrease) in net assets derived from
principal transactions	(51)	1,256	1,255	(4)
Total increase (decrease) in net assets	80	1,310	3,592	9
Net assets at December 31, 2019	637	1,363	10,992	67

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	30	141	(1)
Total realized gain (loss) on investments
and capital gains distributions	6	(71)	(297)	13
Net unrealized appreciation (depreciation)
of investments	70	9	(413)	7
Net increase (decrease) in net assets resulting from operations	80	(32)	(569)	19
Changes from principal transactions:
Total unit transactions	(47)	375	(1,763)	8
Increase (decrease) in net assets derived from
principal transactions	(47)	375	(1,763)	8
Total increase (decrease) in net assets	33	343	(2,332)	27
Net assets at December 31, 2020	$670	$1,706	$8,660	$94

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Columbia℠ Acorn® Fund - Institutional Class	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares
Net assets at January 1, 2019	$5	$7,411	$2	$296

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	(1,797)	—	(16)
Net unrealized appreciation (depreciation)
of investments	1	3,684	1	77
Net increase (decrease) in net assets resulting from operations	2	1,887	1	59
Changes from principal transactions:
Total unit transactions	2	(2,587)	(1)	(245)
Increase (decrease) in net assets derived from
principal transactions	2	(2,587)	(1)	(245)
Total increase (decrease) in net assets	4	(700)	—	(186)
Net assets at December 31, 2019	9	6,711	2	110

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(10)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	(399)	—	(5)
Net unrealized appreciation (depreciation)
of investments	1	628	—	3
Net increase (decrease) in net assets resulting from operations	1	219	—	(3)
Changes from principal transactions:
Total unit transactions	(10)	(654)	1	(47)
Increase (decrease) in net assets derived from
principal transactions	(10)	(654)	1	(47)
Total increase (decrease) in net assets	(9)	(435)	1	(50)
Net assets at December 31, 2020	$—	$6,276	$3	$60

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Davis Financial Fund - Class Y	Delaware Small Cap Value Fund - Class A	Delaware Smid Cap Growth Fund - Institutional Class	DWS Small Cap Growth Fund - Class S
Net assets at January 1, 2019	$51	$2,656	$11,472	$16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5	—	—
Total realized gain (loss) on investments
and capital gains distributions	3	56	587	(1)
Net unrealized appreciation (depreciation)
of investments	10	624	3,568	4
Net increase (decrease) in net assets resulting from operations	13	685	4,155	3
Changes from principal transactions:
Total unit transactions	12	(529)	1,195	2
Increase (decrease) in net assets derived from
principal transactions	12	(529)	1,195	2
Total increase (decrease) in net assets	25	156	5,350	5
Net assets at December 31, 2019	76	2,812	16,822	21

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(4)	(326)	2,212	(3)
Net unrealized appreciation (depreciation)
of investments	(2)	177	14,128	7
Net increase (decrease) in net assets resulting from operations	(6)	(149)	16,340	4
Changes from principal transactions:
Total unit transactions	(7)	(110)	1,142	(1)
Increase (decrease) in net assets derived from
principal transactions	(7)	(110)	1,142	(1)
Total increase (decrease) in net assets	(13)	(259)	17,482	3
Net assets at December 31, 2020	$63	$2,553	$34,304	$24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	DWS Equity 500 Index Fund - Class S	DFA Emerging Markets Core Equity Portfolio - Institutional Class	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class
Net assets at January 1, 2019	$646	$2,016	$1,050	$13,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	61	23	226
Total realized gain (loss) on investments
and capital gains distributions	83	47	(1)	661
Net unrealized appreciation (depreciation)
of investments	104	234	67	2,074
Net increase (decrease) in net assets resulting from operations	192	342	89	2,961
Changes from principal transactions:
Total unit transactions	(18)	287	179	1,746
Increase (decrease) in net assets derived from
principal transactions	(18)	287	179	1,746
Total increase (decrease) in net assets	174	629	268	4,707
Net assets at December 31, 2019	820	2,645	1,318	17,780

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	52	30	295
Total realized gain (loss) on investments
and capital gains distributions	171	19	66	(155)
Net unrealized appreciation (depreciation)
of investments	(24)	318	116	937
Net increase (decrease) in net assets resulting from operations	152	389	212	1,077
Changes from principal transactions:
Total unit transactions	113	87	900	1,290
Increase (decrease) in net assets derived from
principal transactions	113	87	900	1,290
Total increase (decrease) in net assets	265	476	1,112	2,367
Net assets at December 31, 2020	$1,085	$3,121	$2,430	$20,147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R Shares	EuroPacific Growth Fund® - Class R-3
Net assets at January 1, 2019	$126	$156	$2	$3,220

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	—	—	3
Total realized gain (loss) on investments
and capital gains distributions	1	22	—	136
Net unrealized appreciation (depreciation)
of investments	22	6	—	606
Net increase (decrease) in net assets resulting from operations	27	28	—	745
Changes from principal transactions:
Total unit transactions	15	(49)	(1)	(1,208)
Increase (decrease) in net assets derived from
principal transactions	15	(49)	(1)	(1,208)
Total increase (decrease) in net assets	42	(21)	(1)	(463)
Net assets at December 31, 2019	168	135	1	2,757

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	—	(15)
Total realized gain (loss) on investments
and capital gains distributions	—	7	—	59
Net unrealized appreciation (depreciation)
of investments	1	5	—	549
Net increase (decrease) in net assets resulting from operations	2	13	—	593
Changes from principal transactions:
Total unit transactions	8	10	—	(203)
Increase (decrease) in net assets derived from
principal transactions	8	10	—	(203)
Total increase (decrease) in net assets	10	23	—	390
Net assets at December 31, 2020	$178	$158	$1	$3,147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-4	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2019	$275,861	$2	$2,475	$1,099,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	695	—	(26)	(6,128)
Total realized gain (loss) on investments
and capital gains distributions	19,073	—	232	160,918
Net unrealized appreciation (depreciation)
of investments	48,100	1	514	162,468
Net increase (decrease) in net assets resulting from operations	67,868	1	720	317,258
Changes from principal transactions:
Total unit transactions	(30,658)	7	385	(124,809)
Increase (decrease) in net assets derived from
principal transactions	(30,658)	7	385	(124,809)
Total increase (decrease) in net assets	37,210	8	1,105	192,449
Net assets at December 31, 2019	313,071	10	3,580	1,291,583

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,976)	—	(44)	(9,500)
Total realized gain (loss) on investments
and capital gains distributions	15,192	1	772	66,241
Net unrealized appreciation (depreciation)
of investments	55,351	3	(1)	300,569
Net increase (decrease) in net assets resulting from operations	68,567	4	727	357,310
Changes from principal transactions:
Total unit transactions	(24,088)	10	(2,087)	(143,920)
Increase (decrease) in net assets derived from
principal transactions	(24,088)	10	(2,087)	(143,920)
Total increase (decrease) in net assets	44,479	14	(1,360)	213,390
Net assets at December 31, 2020	$357,550	$24	$2,220	$1,504,973

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Net assets at January 1, 2019	$243,084	$14,470	$220,603	$319,689

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,455	93	2,305	(2,597)
Total realized gain (loss) on investments
and capital gains distributions	11,539	672	22,401	44,133
Net unrealized appreciation (depreciation)
of investments	59,139	1,628	29,584	58,967
Net increase (decrease) in net assets resulting from operations	73,133	2,393	54,290	100,503
Changes from principal transactions:
Total unit transactions	2,750	(577)	(24,158)	(32,761)
Increase (decrease) in net assets derived from
principal transactions	2,750	(577)	(24,158)	(32,761)
Total increase (decrease) in net assets	75,883	1,816	30,132	67,742
Net assets at December 31, 2019	318,967	16,286	250,735	387,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,897	49	1,712	(3,911)
Total realized gain (loss) on investments
and capital gains distributions	20,881	173	12,831	63,452
Net unrealized appreciation (depreciation)
of investments	28,366	1,794	(3,624)	99,714
Net increase (decrease) in net assets resulting from operations	51,144	2,016	10,919	159,255
Changes from principal transactions:
Total unit transactions	(21,249)	(1,280)	(20,501)	(17,598)
Increase (decrease) in net assets derived from
principal transactions	(21,249)	(1,280)	(20,501)	(17,598)
Total increase (decrease) in net assets	29,895	736	(9,582)	141,657
Net assets at December 31, 2020	$348,862	$17,022	$241,153	$529,088
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class
Net assets at January 1, 2019	$7,738	$25,131	$1,325	$274

Increase (decrease) in net assets
Operations:
Net investment income (loss)	336	195	11	(3)
Total realized gain (loss) on investments
and capital gains distributions	(118)	1,972	6	38
Net unrealized appreciation (depreciation)
of investments	839	4,055	248	54
Net increase (decrease) in net assets resulting from operations	1,057	6,222	265	89
Changes from principal transactions:
Total unit transactions	(184)	(2,726)	(491)	(40)
Increase (decrease) in net assets derived from
principal transactions	(184)	(2,726)	(491)	(40)
Total increase (decrease) in net assets	873	3,496	(226)	49
Net assets at December 31, 2019	8,611	28,627	1,099	323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	321	(154)	18	(4)
Total realized gain (loss) on investments
and capital gains distributions	(126)	1,903	(10)	56
Net unrealized appreciation (depreciation)
of investments	(63)	1,888	(74)	50
Net increase (decrease) in net assets resulting from operations	132	3,637	(66)	102
Changes from principal transactions:
Total unit transactions	(4)	(4,391)	(89)	37
Increase (decrease) in net assets derived from
principal transactions	(4)	(4,391)	(89)	37
Total increase (decrease) in net assets	128	(754)	(155)	139
Net assets at December 31, 2020	$8,739	$27,873	$944	$462

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Investor Shares
Net assets at January 1, 2019	$12	$278	$95,726	$16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	109	—
Total realized gain (loss) on investments
and capital gains distributions	—	58	16,813	9
Net unrealized appreciation (depreciation)
of investments	1	30	6,205	(1)
Net increase (decrease) in net assets resulting from operations	1	85	23,127	8
Changes from principal transactions:
Total unit transactions	3	(1)	(8,318)	16
Increase (decrease) in net assets derived from
principal transactions	3	(1)	(8,318)	16
Total increase (decrease) in net assets	4	84	14,809	24
Net assets at December 31, 2019	16	362	110,535	40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(2)	510	(1)
Total realized gain (loss) on investments
and capital gains distributions	(11)	30	(1,125)	17
Net unrealized appreciation (depreciation)
of investments	8	66	3,767	11
Net increase (decrease) in net assets resulting from operations	(2)	94	3,152	27
Changes from principal transactions:
Total unit transactions	8	(202)	(7,757)	40
Increase (decrease) in net assets derived from
principal transactions	8	(202)	(7,757)	40
Total increase (decrease) in net assets	6	(108)	(4,605)	67
Net assets at December 31, 2020	$22	$254	$105,930	$107

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4
Net assets at January 1, 2019	$9,942	$402,267	$—	$7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(1,326)	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,057	54,858	—	—
Net unrealized appreciation (depreciation)
of investments	1,272	50,669	—	2
Net increase (decrease) in net assets resulting from operations	2,296	104,201	—	2
Changes from principal transactions:
Total unit transactions	(4,033)	(40,019)	—	—
Increase (decrease) in net assets derived from
principal transactions	(4,033)	(40,019)	—	—
Total increase (decrease) in net assets	(1,737)	64,182	—	2
Net assets at December 31, 2019	8,205	466,449	—	9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(57)	(3,533)	—	—
Total realized gain (loss) on investments
and capital gains distributions	690	53,715	—	—
Net unrealized appreciation (depreciation)
of investments	2,027	111,103	—	—
Net increase (decrease) in net assets resulting from operations	2,660	161,285	—	—
Changes from principal transactions:
Total unit transactions	(846)	(41,641)	—	(5)
Increase (decrease) in net assets derived from
principal transactions	(846)	(41,641)	—	(5)
Total increase (decrease) in net assets	1,814	119,644	—	(5)
Net assets at December 31, 2020	$10,019	$586,093	$—	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares
Net assets at January 1, 2019	$1,479	$907	$12,191	$147

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	20	(172)	1
Total realized gain (loss) on investments
and capital gains distributions	(45)	48	2,408	9
Net unrealized appreciation (depreciation)
of investments	387	78	3,917	19
Net increase (decrease) in net assets resulting from operations	344	146	6,153	29
Changes from principal transactions:
Total unit transactions	(167)	(223)	3,420	(19)
Increase (decrease) in net assets derived from
principal transactions	(167)	(223)	3,420	(19)
Total increase (decrease) in net assets	177	(77)	9,573	10
Net assets at December 31, 2019	1,656	830	21,764	157

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	17	(267)	2
Total realized gain (loss) on investments
and capital gains distributions	(12)	3	3,459	3
Net unrealized appreciation (depreciation)
of investments	417	8	5,456	16
Net increase (decrease) in net assets resulting from operations	396	28	8,648	21
Changes from principal transactions:
Total unit transactions	334	(110)	3,186	(1)
Increase (decrease) in net assets derived from
principal transactions	334	(110)	3,186	(1)
Total increase (decrease) in net assets	730	(82)	11,834	20
Net assets at December 31, 2020	$2,386	$748	$33,598	$177

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares
Net assets at January 1, 2019	$263	$13	$66	$66

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	28	—	6	14
Net unrealized appreciation (depreciation)
of investments	63	1	13	5
Net increase (decrease) in net assets resulting from operations	88	1	19	18
Changes from principal transactions:
Total unit transactions	(7)	(1)	(1)	(20)
Increase (decrease) in net assets derived from
principal transactions	(7)	(1)	(1)	(20)
Total increase (decrease) in net assets	81	—	18	(2)
Net assets at December 31, 2019	344	13	84	64

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	—	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	42	—	12	7
Net unrealized appreciation (depreciation)
of investments	12	1	(1)	14
Net increase (decrease) in net assets resulting from operations	50	1	11	20
Changes from principal transactions:
Total unit transactions	(38)	—	(17)	(1)
Increase (decrease) in net assets derived from
principal transactions	(38)	—	(17)	(1)
Total increase (decrease) in net assets	12	1	(6)	19
Net assets at December 31, 2020	$356	$14	$78	$83

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Government Bond Fund - Class I Shares	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I
Net assets at January 1, 2019	$1,490	$1,305	$736	$429

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	36	8	(2)
Total realized gain (loss) on investments
and capital gains distributions	72	61	(9)	25
Net unrealized appreciation (depreciation)
of investments	397	(10)	149	62
Net increase (decrease) in net assets resulting from operations	491	87	148	85
Changes from principal transactions:
Total unit transactions	1,473	1,882	102	(114)
Increase (decrease) in net assets derived from
principal transactions	1,473	1,882	102	(114)
Total increase (decrease) in net assets	1,964	1,969	250	(29)
Net assets at December 31, 2019	3,454	3,274	986	400

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	48	(2)	(2)
Total realized gain (loss) on investments
and capital gains distributions	136	144	(26)	51
Net unrealized appreciation (depreciation)
of investments	680	29	153	19
Net increase (decrease) in net assets resulting from operations	890	221	125	68
Changes from principal transactions:
Total unit transactions	4,960	3,064	62	(4)
Increase (decrease) in net assets derived from
principal transactions	4,960	3,064	62	(4)
Total increase (decrease) in net assets	5,850	3,285	187	64
Net assets at December 31, 2020	$9,304	$6,559	$1,173	$464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A
Net assets at January 1, 2019	$26	$10,075	$415	$108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(90)	6	(1)
Total realized gain (loss) on investments
and capital gains distributions	4	310	(3)	26
Net unrealized appreciation (depreciation)
of investments	5	2,075	8	7
Net increase (decrease) in net assets resulting from operations	9	2,295	11	32
Changes from principal transactions:
Total unit transactions	4	(1,243)	39	(22)
Increase (decrease) in net assets derived from
principal transactions	4	(1,243)	39	(22)
Total increase (decrease) in net assets	13	1,052	50	10
Net assets at December 31, 2019	39	11,127	465	118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(62)	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	3	(71)	9	21
Net unrealized appreciation (depreciation)
of investments	7	57	7	53
Net increase (decrease) in net assets resulting from operations	9	(76)	17	73
Changes from principal transactions:
Total unit transactions	6	(1,094)	647	38
Increase (decrease) in net assets derived from
principal transactions	6	(1,094)	647	38
Total increase (decrease) in net assets	15	(1,170)	664	111
Net assets at December 31, 2020	$54	$9,957	$1,129	$229

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A
Net assets at January 1, 2019	$18	$5,944	$790	$820

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	170	1	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	(32)	60	(166)
Net unrealized appreciation (depreciation)
of investments	1	137	113	293
Net increase (decrease) in net assets resulting from operations	2	275	174	124
Changes from principal transactions:
Total unit transactions	—	944	(14)	(596)
Increase (decrease) in net assets derived from
principal transactions	—	944	(14)	(596)
Total increase (decrease) in net assets	2	1,219	160	(472)
Net assets at December 31, 2019	20	7,163	950	348

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	142	2	1
Total realized gain (loss) on investments
and capital gains distributions	1	(32)	(17)	(52)
Net unrealized appreciation (depreciation)
of investments	—	30	(131)	35
Net increase (decrease) in net assets resulting from operations	1	140	(146)	(16)
Changes from principal transactions:
Total unit transactions	6	1,289	(313)	(77)
Increase (decrease) in net assets derived from
principal transactions	6	1,289	(313)	(77)
Total increase (decrease) in net assets	7	1,429	(459)	(93)
Net assets at December 31, 2020	$27	$8,592	$491	$255

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	MainStay CBRE Real Estate Fund - Class A	Mainstay Winslow Large Cap Growth Fund - Class R3
Net assets at January 1, 2019	$204	$61,697	$—	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(51)	—	—
Total realized gain (loss) on investments
and capital gains distributions	7	5,392	—	—
Net unrealized appreciation (depreciation)
of investments	26	7,416	—	—
Net increase (decrease) in net assets resulting from operations	34	12,757	—	—
Changes from principal transactions:
Total unit transactions	(110)	(6,056)	—	1
Increase (decrease) in net assets derived from
principal transactions	(110)	(6,056)	—	1
Total increase (decrease) in net assets	(76)	6,701	—	1
Net assets at December 31, 2019	128	68,398	—	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	60	10	—
Total realized gain (loss) on investments
and capital gains distributions	—	3,880	(21)	—
Net unrealized appreciation (depreciation)
of investments	2	(3,896)	(88)	—
Net increase (decrease) in net assets resulting from operations	3	44	(99)	—
Changes from principal transactions:
Total unit transactions	5	(6,757)	730	(3)
Increase (decrease) in net assets derived from
principal transactions	5	(6,757)	730	(3)
Total increase (decrease) in net assets	8	(6,713)	631	(3)
Net assets at December 31, 2020	$136	$61,685	$631	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® International Intrinsic Value Fund - Class R3
Net assets at January 1, 2019	$77	$20,298	$21,058	$647

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	643	399	(1)
Total realized gain (loss) on investments
and capital gains distributions	9	215	160	40
Net unrealized appreciation (depreciation)
of investments	21	1,096	1,186	143
Net increase (decrease) in net assets resulting from operations	29	1,954	1,745	182
Changes from principal transactions:
Total unit transactions	(2)	3,371	2,074	305
Increase (decrease) in net assets derived from
principal transactions	(2)	3,371	2,074	305
Total increase (decrease) in net assets	27	5,325	3,819	487
Net assets at December 31, 2019	104	25,623	24,877	1,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	505	178	(10)
Total realized gain (loss) on investments
and capital gains distributions	22	1,561	1,542	220
Net unrealized appreciation (depreciation)
of investments	7	395	234	(18)
Net increase (decrease) in net assets resulting from operations	28	2,461	1,954	192
Changes from principal transactions:
Total unit transactions	10	4,243	526	(652)
Increase (decrease) in net assets derived from
principal transactions	10	4,243	526	(652)
Total increase (decrease) in net assets	38	6,704	2,480	(460)
Net assets at December 31, 2020	$142	$32,327	$27,357	$674

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	MFS® New Discovery Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class Shares	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares
Net assets at January 1, 2019	$116	$373	$2,662	$12,231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(4)	27	(67)
Total realized gain (loss) on investments
and capital gains distributions	15	30	327	953
Net unrealized appreciation (depreciation)
of investments	48	82	361	2,005
Net increase (decrease) in net assets resulting from operations	61	108	715	2,891
Changes from principal transactions:
Total unit transactions	120	30	367	(914)
Increase (decrease) in net assets derived from
principal transactions	120	30	367	(914)
Total increase (decrease) in net assets	181	138	1,082	1,977
Net assets at December 31, 2019	297	511	3,744	14,208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(5)	40	(71)
Total realized gain (loss) on investments
and capital gains distributions	58	28	318	736
Net unrealized appreciation (depreciation)
of investments	105	100	543	1,725
Net increase (decrease) in net assets resulting from operations	159	123	901	2,390
Changes from principal transactions:
Total unit transactions	117	5	697	(708)
Increase (decrease) in net assets derived from
principal transactions	117	5	697	(708)
Total increase (decrease) in net assets	276	128	1,598	1,682
Net assets at December 31, 2020	$573	$639	$5,342	$15,890

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I
Net assets at January 1, 2019	$1,712	$177,548	$1,095	$1,766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	531	2	28
Total realized gain (loss) on investments
and capital gains distributions	194	10,816	51	116
Net unrealized appreciation (depreciation)
of investments	209	41,261	138	355
Net increase (decrease) in net assets resulting from operations	404	52,608	191	499
Changes from principal transactions:
Total unit transactions	(890)	8,859	(516)	44
Increase (decrease) in net assets derived from
principal transactions	(890)	8,859	(516)	44
Total increase (decrease) in net assets	(486)	61,467	(325)	543
Net assets at December 31, 2019	1,226	239,015	770	2,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(1,737)	(8)	—
Total realized gain (loss) on investments
and capital gains distributions	102	19,053	90	(21)
Net unrealized appreciation (depreciation)
of investments	278	61,950	88	(81)
Net increase (decrease) in net assets resulting from operations	373	79,266	170	(102)
Changes from principal transactions:
Total unit transactions	(51)	9,844	(283)	(344)
Increase (decrease) in net assets derived from
principal transactions	(51)	9,844	(283)	(344)
Total increase (decrease) in net assets	322	89,110	(113)	(446)
Net assets at December 31, 2020	$1,548	$328,125	$657	$1,863

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Parnassus Core Equity Fund℠ - Investor Shares	Pax Sustainable Allocation Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class
Net assets at January 1, 2019	$32,021	$35,911	$1,362	$70,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	201	43	592
Total realized gain (loss) on investments
and capital gains distributions	3,440	3,055	(73)	(1,582)
Net unrealized appreciation (depreciation)
of investments	5,688	3,564	183	6,144
Net increase (decrease) in net assets resulting from operations	9,124	6,820	153	5,154
Changes from principal transactions:
Total unit transactions	(1,484)	(2,379)	46	(4,077)
Increase (decrease) in net assets derived from
principal transactions	(1,484)	(2,379)	46	(4,077)
Total increase (decrease) in net assets	7,640	4,441	199	1,077
Net assets at December 31, 2019	39,661	40,352	1,561	71,157

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	13	9	472
Total realized gain (loss) on investments
and capital gains distributions	3,172	1,001	(120)	(1,064)
Net unrealized appreciation (depreciation)
of investments	5,011	4,813	159	8,313
Net increase (decrease) in net assets resulting from operations	8,129	5,827	48	7,721
Changes from principal transactions:
Total unit transactions	(370)	(1,485)	143	503
Increase (decrease) in net assets derived from
principal transactions	(370)	(1,485)	143	503
Total increase (decrease) in net assets	7,759	4,342	191	8,224
Net assets at December 31, 2020	$47,420	$44,694	$1,752	$79,381

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I
Net assets at January 1, 2019	$11,896	$722	$562	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	148	33	13	—
Total realized gain (loss) on investments
and capital gains distributions	278	(4)	—	—
Net unrealized appreciation (depreciation)
of investments	2,189	65	41	—
Net increase (decrease) in net assets resulting from operations	2,615	94	54	—
Changes from principal transactions:
Total unit transactions	(3,313)	(36)	67	5
Increase (decrease) in net assets derived from
principal transactions	(3,313)	(36)	67	5
Total increase (decrease) in net assets	(698)	58	121	5
Net assets at December 31, 2019	11,198	780	683	5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	75	21	22	—
Total realized gain (loss) on investments
and capital gains distributions	(125)	(71)	9	—
Net unrealized appreciation (depreciation)
of investments	(801)	(4)	22	—
Net increase (decrease) in net assets resulting from operations	(851)	(54)	53	—
Changes from principal transactions:
Total unit transactions	(5,837)	(303)	102	—
Increase (decrease) in net assets derived from
principal transactions	(5,837)	(303)	102	—
Total increase (decrease) in net assets	(6,688)	(357)	155	—
Net assets at December 31, 2020	$4,510	$423	$838	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class	Royce Total Return Fund - Service Class
Net assets at January 1, 2019	$14,827	$128	$8,331	$3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	591	1	84	—
Total realized gain (loss) on investments
and capital gains distributions	(351)	10	345	—
Net unrealized appreciation (depreciation)
of investments	1,649	23	1,998	—
Net increase (decrease) in net assets resulting from operations	1,889	34	2,427	—
Changes from principal transactions:
Total unit transactions	(1,385)	14	401	3
Increase (decrease) in net assets derived from
principal transactions	(1,385)	14	401	3
Total increase (decrease) in net assets	504	48	2,828	3
Net assets at December 31, 2019	15,331	176	11,159	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	624	1	89	—
Total realized gain (loss) on investments
and capital gains distributions	(334)	5	(289)	1
Net unrealized appreciation (depreciation)
of investments	(184)	(4)	637	(1)
Net increase (decrease) in net assets resulting from operations	106	2	437	—
Changes from principal transactions:
Total unit transactions	(1,001)	(21)	(1,345)	4
Increase (decrease) in net assets derived from
principal transactions	(1,001)	(21)	(1,345)	4
Total increase (decrease) in net assets	(895)	(19)	(908)	4
Net assets at December 31, 2020	$14,436	$157	$10,251	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Large-Cap Growth Fund - I Class	T. Rowe Price Mid-Cap Value Fund - R Class
Net assets at January 1, 2019	$4,894	$20,382	$30,175	$788

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(239)	166	—
Total realized gain (loss) on investments
and capital gains distributions	425	1,313	2,461	(33)
Net unrealized appreciation (depreciation)
of investments	812	5,010	6,321	124
Net increase (decrease) in net assets resulting from operations	1,249	6,084	8,948	91
Changes from principal transactions:
Total unit transactions	(21)	886	3,356	(652)
Increase (decrease) in net assets derived from
principal transactions	(21)	886	3,356	(652)
Total increase (decrease) in net assets	1,228	6,970	12,304	(561)
Net assets at December 31, 2019	6,122	27,352	42,479	227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(281)	—	—
Total realized gain (loss) on investments
and capital gains distributions	(33)	1,436	1,607	5
Net unrealized appreciation (depreciation)
of investments	149	8,718	15,984	15
Net increase (decrease) in net assets resulting from operations	125	9,873	17,591	20
Changes from principal transactions:
Total unit transactions	(1,211)	436	3,398	(8)
Increase (decrease) in net assets derived from
principal transactions	(1,211)	436	3,398	(8)
Total increase (decrease) in net assets	(1,086)	10,309	20,989	12
Net assets at December 31, 2020	$5,036	$37,661	$63,468	$239

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class
Net assets at January 1, 2019	$399	$6,183	$423	$24,501

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	204	8	1,352
Total realized gain (loss) on investments
and capital gains distributions	1	(52)	(8)	(823)
Net unrealized appreciation (depreciation)
of investments	96	253	33	(407)
Net increase (decrease) in net assets resulting from operations	99	405	33	122
Changes from principal transactions:
Total unit transactions	14	1,086	(104)	(2,093)
Increase (decrease) in net assets derived from
principal transactions	14	1,086	(104)	(2,093)
Total increase (decrease) in net assets	113	1,491	(71)	(1,971)
Net assets at December 31, 2019	512	7,674	352	22,530

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	147	3	881
Total realized gain (loss) on investments
and capital gains distributions	8	123	(1)	(1,211)
Net unrealized appreciation (depreciation)
of investments	23	304	(3)	(707)
Net increase (decrease) in net assets resulting from operations	30	574	(1)	(1,037)
Changes from principal transactions:
Total unit transactions	(61)	4,577	9	(2,428)
Increase (decrease) in net assets derived from
principal transactions	(61)	4,577	9	(2,428)
Total increase (decrease) in net assets	(31)	5,151	8	(3,465)
Net assets at December 31, 2020	$481	$12,825	$360	$19,065

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares
Net assets at January 1, 2019	$118,332	$42	$12,022	$13,275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,422	1	276	(159)
Total realized gain (loss) on investments
and capital gains distributions	(3,455)	5	944	218
Net unrealized appreciation (depreciation)
of investments	(2,037)	3	2,128	5,349
Net increase (decrease) in net assets resulting from operations	(70)	9	3,348	5,408
Changes from principal transactions:
Total unit transactions	(15,107)	4	1,879	218
Increase (decrease) in net assets derived from
principal transactions	(15,107)	4	1,879	218
Total increase (decrease) in net assets	(15,177)	13	5,227	5,626
Net assets at December 31, 2019	103,155	55	17,249	18,901

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,254	1	306	(101)
Total realized gain (loss) on investments
and capital gains distributions	(3,985)	(3)	217	8,424
Net unrealized appreciation (depreciation)
of investments	(4,571)	(2)	361	(4,083)
Net increase (decrease) in net assets resulting from operations	(5,302)	(4)	884	4,240
Changes from principal transactions:
Total unit transactions	(12,090)	6	1,258	(23,141)
Increase (decrease) in net assets derived from
principal transactions	(12,090)	6	1,258	(23,141)
Total increase (decrease) in net assets	(17,392)	2	2,142	(18,901)
Net assets at December 31, 2020	$85,763	$57	19,391	$—
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Total International Stock Index Fund - Admiral™ Shares	Diversified Value Portfolio
Net assets at January 1, 2019	$—	$—	$—	$112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	—	3
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	17
Net unrealized appreciation (depreciation)
of investments	—	—	1	5
Net increase (decrease) in net assets resulting from operations	—	1	1	25
Changes from principal transactions:
Total unit transactions	—	156	14	(25)
Increase (decrease) in net assets derived from
principal transactions	—	156	14	(25)
Total increase (decrease) in net assets	—	157	15	—
Net assets at December 31, 2019	—	157	15	112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(128)	3	2	2
Total realized gain (loss) on investments
and capital gains distributions	491	8	—	18
Net unrealized appreciation (depreciation)
of investments	531	2	11	(8)
Net increase (decrease) in net assets resulting from operations	894	13	13	12
Changes from principal transactions:
Total unit transactions	21,141	(41)	59	1
Increase (decrease) in net assets derived from
principal transactions	21,141	(41)	59	1
Total increase (decrease) in net assets	22,035	(28)	72	13
Net assets at December 31, 2020	$22,035	$129	$87	$125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A
Net assets at January 1, 2019	$169	$47	$435	$4,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(1)	(2)	1
Total realized gain (loss) on investments
and capital gains distributions	12	7	(66)	363
Net unrealized appreciation (depreciation)
of investments	23	6	149	860
Net increase (decrease) in net assets resulting from operations	38	12	81	1,224
Changes from principal transactions:
Total unit transactions	(26)	(3)	(227)	1,082
Increase (decrease) in net assets derived from
principal transactions	(26)	(3)	(227)	1,082
Total increase (decrease) in net assets	12	9	(146)	2,306
Net assets at December 31, 2019	181	56	289	6,605

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(1)	(3)	9
Total realized gain (loss) on investments
and capital gains distributions	6	5	(22)	329
Net unrealized appreciation (depreciation)
of investments	(3)	8	(6)	227
Net increase (decrease) in net assets resulting from operations	6	12	(31)	565
Changes from principal transactions:
Total unit transactions	11	4	(223)	694
Increase (decrease) in net assets derived from
principal transactions	11	4	(223)	694
Total increase (decrease) in net assets	17	16	(254)	1,259
Net assets at December 31, 2020	$198	$72	$35	$7,864

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A
Net assets at January 1, 2019	$8	$208,684	$60	$678

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,871	1	17
Total realized gain (loss) on investments
and capital gains distributions	—	14,201	2	(78)
Net unrealized appreciation (depreciation)
of investments	2	18,495	12	235
Net increase (decrease) in net assets resulting from operations	2	35,567	15	174
Changes from principal transactions:
Total unit transactions	(2)	(22,823)	(17)	(125)
Increase (decrease) in net assets derived from
principal transactions	(2)	(22,823)	(17)	(125)
Total increase (decrease) in net assets	—	12,744	(2)	49
Net assets at December 31, 2019	8	221,428	58	727

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,751	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	11,357	—	(83)
Net unrealized appreciation (depreciation)
of investments	—	4,942	1	126
Net increase (decrease) in net assets resulting from operations	—	19,050	2	42
Changes from principal transactions:
Total unit transactions	1	(19,570)	7	(769)
Increase (decrease) in net assets derived from
principal transactions	1	(19,570)	7	(769)
Total increase (decrease) in net assets	1	(520)	9	(727)
Net assets at December 31, 2020	$9	$220,908	$67	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2019	$2,318	$2,539	$836	$404,454

Increase (decrease) in net assets
Operations:
Net investment income (loss)	132	45	22	10,269
Total realized gain (loss) on investments
and capital gains distributions	(23)	(19)	5	1,471
Net unrealized appreciation (depreciation)
of investments	37	85	46	22,731
Net increase (decrease) in net assets resulting from operations	146	111	73	34,471
Changes from principal transactions:
Total unit transactions	1,107	(178)	(53)	(13,378)
Increase (decrease) in net assets derived from
principal transactions	1,107	(178)	(53)	(13,378)
Total increase (decrease) in net assets	1,253	(67)	20	21,093
Net assets at December 31, 2019	3,571	2,472	856	425,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	43	21	11,958
Total realized gain (loss) on investments
and capital gains distributions	(116)	4	8	11,249
Net unrealized appreciation (depreciation)
of investments	64	38	2	7,258
Net increase (decrease) in net assets resulting from operations	(27)	85	31	30,465
Changes from principal transactions:
Total unit transactions	(2,955)	1,172	(69)	29,071
Increase (decrease) in net assets derived from
principal transactions	(2,955)	1,172	(69)	29,071
Total increase (decrease) in net assets	(2,982)	1,257	(38)	59,536
Net assets at December 31, 2020	$589	$3,729	$818	$485,083

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class
Net assets at January 1, 2019	$2,103	$1,944	$41	$35,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	56	1	2,873
Total realized gain (loss) on investments
and capital gains distributions	(1)	123	(1)	(578)
Net unrealized appreciation (depreciation)
of investments	127	166	5	4,705
Net increase (decrease) in net assets resulting from operations	185	345	5	7,000
Changes from principal transactions:
Total unit transactions	(97)	126	(18)	62,878
Increase (decrease) in net assets derived from
principal transactions	(97)	126	(18)	62,878
Total increase (decrease) in net assets	88	471	(13)	69,878
Net assets at December 31, 2019	2,191	2,415	28	105,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	68	1	4,676
Total realized gain (loss) on investments
and capital gains distributions	54	127	—	(1,010)
Net unrealized appreciation (depreciation)
of investments	32	336	—	714
Net increase (decrease) in net assets resulting from operations	147	531	1	4,380
Changes from principal transactions:
Total unit transactions	(220)	2,035	(6)	(7,975)
Increase (decrease) in net assets derived from
principal transactions	(220)	2,035	(6)	(7,975)
Total increase (decrease) in net assets	(73)	2,566	(5)	(3,595)
Net assets at December 31, 2020	$2,118	$4,981	$23	$101,601

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2019	$19,881	$78	$483,586	$12,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	592	—	(1,173)	(18)
Total realized gain (loss) on investments
and capital gains distributions	(596)	14	98,080	1,167
Net unrealized appreciation (depreciation)
of investments	2,094	9	51,450	1,194
Net increase (decrease) in net assets resulting from operations	2,090	23	148,357	2,343
Changes from principal transactions:
Total unit transactions	(21,562)	(18)	(33,429)	(9,107)
Increase (decrease) in net assets derived from
principal transactions	(21,562)	(18)	(33,429)	(9,107)
Total increase (decrease) in net assets	(19,472)	5	114,928	(6,764)
Net assets at December 31, 2019	409	83	598,514	5,930

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	—	(2,294)	(31)
Total realized gain (loss) on investments
and capital gains distributions	(3)	11	75,310	667
Net unrealized appreciation (depreciation)
of investments	5	12	93,750	1,089
Net increase (decrease) in net assets resulting from operations	21	23	166,766	1,725
Changes from principal transactions:
Total unit transactions	(64)	(10)	(56,682)	(217)
Increase (decrease) in net assets derived from
principal transactions	(64)	(10)	(56,682)	(217)
Total increase (decrease) in net assets	(43)	13	110,084	1,508
Net assets at December 31, 2020	$366	$96	$708,598	$7,438

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Net assets at January 1, 2019	$15	$267,860	$1,241	$15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,252	14	—
Total realized gain (loss) on investments
and capital gains distributions	1	28,471	91	—
Net unrealized appreciation (depreciation)
of investments	2	29,787	179	—
Net increase (decrease) in net assets resulting from operations	3	61,510	284	—
Changes from principal transactions:
Total unit transactions	(2)	(25,681)	(294)	(10)
Increase (decrease) in net assets derived from
principal transactions	(2)	(25,681)	(294)	(10)
Total increase (decrease) in net assets	1	35,829	(10)	(10)
Net assets at December 31, 2019	16	303,689	1,231	5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,360	17	—
Total realized gain (loss) on investments
and capital gains distributions	1	23,361	95	—
Net unrealized appreciation (depreciation)
of investments	(1)	(15,565)	(47)	—
Net increase (decrease) in net assets resulting from operations	—	11,156	65	—
Changes from principal transactions:
Total unit transactions	(1)	(30,946)	42	—
Increase (decrease) in net assets derived from
principal transactions	(1)	(30,946)	42	—
Total increase (decrease) in net assets	(1)	(19,790)	107	—
Net assets at December 31, 2020	$15	$283,899	$1,338	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class
Net assets at January 1, 2019	$28,279	$20	$64,343	$35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	388	—	1,462	1
Total realized gain (loss) on investments
and capital gains distributions	2,050	—	1,300	—
Net unrealized appreciation (depreciation)
of investments	6,427	1	12,144	9
Net increase (decrease) in net assets resulting from operations	8,865	1	14,906	10
Changes from principal transactions:
Total unit transactions	2,165	(9)	(4,657)	(1)
Increase (decrease) in net assets derived from
principal transactions	2,165	(9)	(4,657)	(1)
Total increase (decrease) in net assets	11,030	(8)	10,249	9
Net assets at December 31, 2019	39,309	12	74,592	44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	523	—	3,110	1
Total realized gain (loss) on investments
and capital gains distributions	3,568	—	3,570	3
Net unrealized appreciation (depreciation)
of investments	2,720	1	(11,986)	(7)
Net increase (decrease) in net assets resulting from operations	6,811	1	(5,306)	(3)
Changes from principal transactions:
Total unit transactions	(3,820)	(2)	(8,408)	(5)
Increase (decrease) in net assets derived from
principal transactions	(3,820)	(2)	(8,408)	(5)
Total increase (decrease) in net assets	2,991	(1)	(13,714)	(8)
Net assets at December 31, 2020	$42,300	$11	$60,878	$36

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2019	$1,419	$37,743	$27,328	$26,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	488	651	404
Total realized gain (loss) on investments
and capital gains distributions	82	1,797	1,534	1,609
Net unrealized appreciation (depreciation)
of investments	268	7,595	4,130	3,817
Net increase (decrease) in net assets resulting from operations	371	9,880	6,315	5,830
Changes from principal transactions:
Total unit transactions	(234)	(2,999)	(4,635)	(3,717)
Increase (decrease) in net assets derived from
principal transactions	(234)	(2,999)	(4,635)	(3,717)
Total increase (decrease) in net assets	137	6,881	1,680	2,113
Net assets at December 31, 2019	1,556	44,624	29,008	28,186

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	537	529	285
Total realized gain (loss) on investments
and capital gains distributions	143	4,606	227	38
Net unrealized appreciation (depreciation)
of investments	(293)	(8,815)	151	(158)
Net increase (decrease) in net assets resulting from operations	(128)	(3,672)	907	165
Changes from principal transactions:
Total unit transactions	(185)	(5,523)	60	(2,506)
Increase (decrease) in net assets derived from
principal transactions	(185)	(5,523)	60	(2,506)
Total increase (decrease) in net assets	(313)	(9,195)	967	(2,341)
Net assets at December 31, 2020	$1,243	$35,429	$29,975	$25,845

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net assets at January 1, 2019	$151	$11,355	$20,389	$24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(133)	(233)	—
Total realized gain (loss) on investments
and capital gains distributions	12	961	1,568	—
Net unrealized appreciation (depreciation)
of investments	35	2,560	4,768	6
Net increase (decrease) in net assets resulting from operations	46	3,388	6,103	6
Changes from principal transactions:
Total unit transactions	(7)	(446)	(397)	(27)
Increase (decrease) in net assets derived from
principal transactions	(7)	(446)	(397)	(27)
Total increase (decrease) in net assets	39	2,942	5,706	(21)
Net assets at December 31, 2019	190	14,297	26,095	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(79)	(173)	—
Total realized gain (loss) on investments
and capital gains distributions	51	1,510	3,281	—
Net unrealized appreciation (depreciation)
of investments	(5)	2,900	4,892	1
Net increase (decrease) in net assets resulting from operations	45	4,331	8,000	1
Changes from principal transactions:
Total unit transactions	(107)	(216)	(1,112)	(1)
Increase (decrease) in net assets derived from
principal transactions	(107)	(216)	(1,112)	(1)
Total increase (decrease) in net assets	(62)	4,115	6,888	—
Net assets at December 31, 2020	$128	$18,412	$32,983	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net assets at January 1, 2019	$41,715	$30,497	$—	$298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	338	(113)	—	3
Total realized gain (loss) on investments
and capital gains distributions	11,817	9,118	—	18
Net unrealized appreciation (depreciation)
of investments	(1,383)	(1,264)	—	48
Net increase (decrease) in net assets resulting from operations	10,772	7,741	—	69
Changes from principal transactions:
Total unit transactions	(1,783)	810	1	(4)
Increase (decrease) in net assets derived from
principal transactions	(1,783)	810	1	(4)
Total increase (decrease) in net assets	8,989	8,551	1	65
Net assets at December 31, 2019	50,704	39,048	1	363

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(202)	(334)	—	4
Total realized gain (loss) on investments
and capital gains distributions	(2,141)	(1,997)	—	33
Net unrealized appreciation (depreciation)
of investments	9,777	7,491	—	31
Net increase (decrease) in net assets resulting from operations	7,434	5,160	—	68
Changes from principal transactions:
Total unit transactions	(1,166)	(2,802)	(1)	40
Increase (decrease) in net assets derived from
principal transactions	(1,166)	(2,802)	(1)	40
Total increase (decrease) in net assets	6,268	2,358	(1)	108
Net assets at December 31, 2020	$56,972	$41,406	$—	$471

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Net assets at January 1, 2019	$326,569	$806,219	$803	$90,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,193	5,293	17	1,728
Total realized gain (loss) on investments
and capital gains distributions	22,565	56,781	210	25,777
Net unrealized appreciation (depreciation)
of investments	53,272	127,178	(26)	(5,327)
Net increase (decrease) in net assets resulting from operations	81,030	189,252	201	22,178
Changes from principal transactions:
Total unit transactions	23,938	35,319	(62)	(6,807)
Increase (decrease) in net assets derived from
principal transactions	23,938	35,319	(62)	(6,807)
Total increase (decrease) in net assets	104,968	224,571	139	15,371
Net assets at December 31, 2019	431,537	1,030,790	942	105,540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,984	3,850	27	2,918
Total realized gain (loss) on investments
and capital gains distributions	37,258	99,687	(152)	(4,669)
Net unrealized appreciation (depreciation)
of investments	31,507	66,951	96	924
Net increase (decrease) in net assets resulting from operations	73,749	170,488	(29)	(827)
Changes from principal transactions:
Total unit transactions	(7,302)	(31,522)	(167)	(7,335)
Increase (decrease) in net assets derived from
principal transactions	(7,302)	(31,522)	(167)	(7,335)
Total increase (decrease) in net assets	66,447	138,966	(196)	(8,162)
Net assets at December 31, 2020	$497,984	$1,169,756	$746	$97,378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A
Net assets at January 1, 2019	$91	$6,957	$237,575	$51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(20)	2,947	3
Total realized gain (loss) on investments
and capital gains distributions	10	636	179	6
Net unrealized appreciation (depreciation)
of investments	12	1,184	—	3
Net increase (decrease) in net assets resulting from operations	22	1,800	3,126	12
Changes from principal transactions:
Total unit transactions	(17)	(299)	7,916	(5)
Increase (decrease) in net assets derived from
principal transactions	(17)	(299)	7,916	(5)
Total increase (decrease) in net assets	5	1,501	11,042	7
Net assets at December 31, 2019	96	8,458	248,617	58

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	120	(1,375)	1
Total realized gain (loss) on investments
and capital gains distributions	3	278	117	(13)
Net unrealized appreciation (depreciation)
of investments	9	639	—	15
Net increase (decrease) in net assets resulting from operations	14	1,037	(1,258)	3
Changes from principal transactions:
Total unit transactions	(2)	(304)	86,780	(61)
Increase (decrease) in net assets derived from
principal transactions	(2)	(304)	86,780	(61)
Total increase (decrease) in net assets	12	733	85,522	(58)
Net assets at December 31, 2020	$108	$9,191	$334,139	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Net assets at January 1, 2019	$260	$1,402	$275	$70,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	18	6	1,366
Total realized gain (loss) on investments
and capital gains distributions	8	(185)	5	564
Net unrealized appreciation (depreciation)
of investments	43	456	9	2,718
Net increase (decrease) in net assets resulting from operations	55	289	20	4,648
Changes from principal transactions:
Total unit transactions	(68)	(330)	9	(5,142)
Increase (decrease) in net assets derived from
principal transactions	(68)	(330)	9	(5,142)
Total increase (decrease) in net assets	(13)	(41)	29	(494)
Net assets at December 31, 2019	247	1,361	304	69,980

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	13	5	1,363
Total realized gain (loss) on investments
and capital gains distributions	—	(147)	6	(690)
Net unrealized appreciation (depreciation)
of investments	31	305	3	4,815
Net increase (decrease) in net assets resulting from operations	33	171	14	5,488
Changes from principal transactions:
Total unit transactions	(10)	63	(169)	(3,181)
Increase (decrease) in net assets derived from
principal transactions	(10)	63	(169)	(3,181)
Total increase (decrease) in net assets	23	234	(155)	2,307
Net assets at December 31, 2020	$270	$1,595	$149	$72,287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Service Class
Net assets at January 1, 2019	$356	$11,069	$2,527	$4,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	84	25	49
Total realized gain (loss) on investments
and capital gains distributions	10	437	170	217
Net unrealized appreciation (depreciation)
of investments	8	1,278	166	560
Net increase (decrease) in net assets resulting from operations	26	1,799	361	826
Changes from principal transactions:
Total unit transactions	121	(646)	(1,029)	913
Increase (decrease) in net assets derived from
principal transactions	121	(646)	(1,029)	913
Total increase (decrease) in net assets	147	1,153	(668)	1,739
Net assets at December 31, 2019	503	12,222	1,859	6,057

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	119	16	89
Total realized gain (loss) on investments
and capital gains distributions	5	1,145	75	273
Net unrealized appreciation (depreciation)
of investments	29	(137)	143	690
Net increase (decrease) in net assets resulting from operations	45	1,127	234	1,052
Changes from principal transactions:
Total unit transactions	106	(6,326)	74	2,980
Increase (decrease) in net assets derived from
principal transactions	106	(6,326)	74	2,980
Total increase (decrease) in net assets	151	(5,199)	308	4,032
Net assets at December 31, 2020	$654	$7,023	$2,167	$10,089

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2019	$14,903	$1,514	$6,123	$13,991

Increase (decrease) in net assets
Operations:
Net investment income (loss)	112	14	60	79
Total realized gain (loss) on investments
and capital gains distributions	375	101	275	666
Net unrealized appreciation (depreciation)
of investments	2,611	222	1,092	2,395
Net increase (decrease) in net assets resulting from operations	3,098	337	1,427	3,140
Changes from principal transactions:
Total unit transactions	658	119	1,375	29
Increase (decrease) in net assets derived from
principal transactions	658	119	1,375	29
Total increase (decrease) in net assets	3,756	456	2,802	3,169
Net assets at December 31, 2019	18,659	1,970	8,925	17,160

Increase (decrease) in net assets
Operations:
Net investment income (loss)	180	19	56	137
Total realized gain (loss) on investments
and capital gains distributions	2,213	109	409	2,354
Net unrealized appreciation (depreciation)
of investments	(381)	192	542	(630)
Net increase (decrease) in net assets resulting from operations	2,012	320	1,007	1,861
Changes from principal transactions:
Total unit transactions	(11,147)	281	(1,310)	(11,785)
Increase (decrease) in net assets derived from
principal transactions	(11,147)	281	(1,310)	(11,785)
Total increase (decrease) in net assets	(9,135)	601	(303)	(9,924)
Net assets at December 31, 2020	$9,524	$2,571	$8,622	$7,236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service 2 Class
Net assets at January 1, 2019	$1,856	$3,653	$5,203	$1,152

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	31	22	10
Total realized gain (loss) on investments
and capital gains distributions	148	184	421	83
Net unrealized appreciation (depreciation)
of investments	310	708	782	205
Net increase (decrease) in net assets resulting from operations	479	923	1,225	298
Changes from principal transactions:
Total unit transactions	410	526	731	168
Increase (decrease) in net assets derived from
principal transactions	410	526	731	168
Total increase (decrease) in net assets	889	1,449	1,956	466
Net assets at December 31, 2019	2,745	5,102	7,159	1,618

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	42	54	14
Total realized gain (loss) on investments
and capital gains distributions	146	221	1,019	76
Net unrealized appreciation (depreciation)
of investments	284	621	(90)	219
Net increase (decrease) in net assets resulting from operations	457	884	983	309
Changes from principal transactions:
Total unit transactions	176	818	(4,800)	350
Increase (decrease) in net assets derived from
principal transactions	176	818	(4,800)	350
Total increase (decrease) in net assets	633	1,702	(3,817)	659
Net assets at December 31, 2020	$3,378	$6,804	$3,342	$2,277

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class	Voya Index Solution Income Portfolio - Initial Class
Net assets at January 1, 2019	$2,235	$—	$—	$3,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	—	—	35
Total realized gain (loss) on investments
and capital gains distributions	141	—	—	122
Net unrealized appreciation (depreciation)
of investments	436	—	—	224
Net increase (decrease) in net assets resulting from operations	587	—	—	381
Changes from principal transactions:
Total unit transactions	713	—	—	(739)
Increase (decrease) in net assets derived from
principal transactions	713	—	—	(739)
Total increase (decrease) in net assets	1,300	—	—	(358)
Net assets at December 31, 2019	3,535	—	—	3,374

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	—	—	38
Total realized gain (loss) on investments
and capital gains distributions	268	—	—	329
Net unrealized appreciation (depreciation)
of investments	434	—	—	(83)
Net increase (decrease) in net assets resulting from operations	727	—	—	284
Changes from principal transactions:
Total unit transactions	886	4	9	(2,581)
Increase (decrease) in net assets derived from
principal transactions	886	4	9	(2,581)
Total increase (decrease) in net assets	1,613	4	9	(2,297)
Net assets at December 31, 2020	$5,148	$4	$9	$1,077
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Net assets at January 1, 2019	$980	$948	$190	$69,069

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	13	2	834
Total realized gain (loss) on investments
and capital gains distributions	31	26	20	6,825
Net unrealized appreciation (depreciation)
of investments	59	76	6	2,704
Net increase (decrease) in net assets resulting from operations	99	115	28	10,363
Changes from principal transactions:
Total unit transactions	(343)	51	(21)	(5,965)
Increase (decrease) in net assets derived from
principal transactions	(343)	51	(21)	(5,965)
Total increase (decrease) in net assets	(244)	166	7	4,398
Net assets at December 31, 2019	736	1,114	197	73,467

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	10	4	1,719
Total realized gain (loss) on investments
and capital gains distributions	19	59	19	7,323
Net unrealized appreciation (depreciation)
of investments	46	43	(29)	(10,714)
Net increase (decrease) in net assets resulting from operations	70	112	(6)	(1,672)
Changes from principal transactions:
Total unit transactions	(26)	8	(22)	(5,464)
Increase (decrease) in net assets derived from
principal transactions	(26)	8	(22)	(5,464)
Total increase (decrease) in net assets	44	120	(28)	(7,136)
Net assets at December 31, 2020	$780	$1,234	$169	$66,331

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service 2 Class
Net assets at January 1, 2019	$78	$457	$8,566	$7,854

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	7	172	88
Total realized gain (loss) on investments
and capital gains distributions	—	31	566	462
Net unrealized appreciation (depreciation)
of investments	9	35	834	660
Net increase (decrease) in net assets resulting from operations	10	73	1,572	1,210
Changes from principal transactions:
Total unit transactions	(29)	(62)	1,061	(2,330)
Increase (decrease) in net assets derived from
principal transactions	(29)	(62)	1,061	(2,330)
Total increase (decrease) in net assets	(19)	11	2,633	(1,120)
Net assets at December 31, 2019	59	468	11,199	6,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	4	188	67
Total realized gain (loss) on investments
and capital gains distributions	2	(2)	516	133
Net unrealized appreciation (depreciation)
of investments	(5)	17	1,116	217
Net increase (decrease) in net assets resulting from operations	(1)	19	1,820	417
Changes from principal transactions:
Total unit transactions	(4)	(200)	1,784	(1,605)
Increase (decrease) in net assets derived from
principal transactions	(4)	(200)	1,784	(1,605)
Total increase (decrease) in net assets	(5)	(181)	3,604	(1,188)
Net assets at December 31, 2020	$54	$287	$14,803	$5,546

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service 2 Class
Net assets at January 1, 2019	$124,074	$401	$7,686	$11,164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,810	7	166	141
Total realized gain (loss) on investments
and capital gains distributions	6,731	35	721	406
Net unrealized appreciation (depreciation)
of investments	11,821	41	868	1,613
Net increase (decrease) in net assets resulting from operations	20,362	83	1,755	2,160
Changes from principal transactions:
Total unit transactions	(9,195)	(9)	2,203	(1,986)
Increase (decrease) in net assets derived from
principal transactions	(9,195)	(9)	2,203	(1,986)
Total increase (decrease) in net assets	11,167	74	3,958	174
Net assets at December 31, 2019	135,241	475	11,644	11,338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,563	6	149	97
Total realized gain (loss) on investments
and capital gains distributions	2,987	25	769	495
Net unrealized appreciation (depreciation)
of investments	12,066	17	874	504
Net increase (decrease) in net assets resulting from operations	16,616	48	1,792	1,096
Changes from principal transactions:
Total unit transactions	(5,190)	(147)	1,465	(2,601)
Increase (decrease) in net assets derived from
principal transactions	(5,190)	(147)	1,465	(2,601)
Total increase (decrease) in net assets	11,426	(99)	3,257	(1,505)
Net assets at December 31, 2020	$146,667	$376	$14,901	$9,833

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2019	$134,108	$15	$6,196	$5,179

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,888	—	114	40
Total realized gain (loss) on investments
and capital gains distributions	10,660	2	710	501
Net unrealized appreciation (depreciation)
of investments	14,608	2	697	538
Net increase (decrease) in net assets resulting from operations	27,156	4	1,521	1,079
Changes from principal transactions:
Total unit transactions	(6,454)	(1)	985	(1,244)
Increase (decrease) in net assets derived from
principal transactions	(6,454)	(1)	985	(1,244)
Total increase (decrease) in net assets	20,702	3	2,506	(165)
Net assets at December 31, 2019	154,810	18	8,702	5,014

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,454	—	95	35
Total realized gain (loss) on investments
and capital gains distributions	6,426	1	389	271
Net unrealized appreciation (depreciation)
of investments	12,769	1	957	250
Net increase (decrease) in net assets resulting from operations	20,649	2	1,441	556
Changes from principal transactions:
Total unit transactions	(4,909)	—	1,002	(1,240)
Increase (decrease) in net assets derived from
principal transactions	(4,909)	—	1,002	(1,240)
Total increase (decrease) in net assets	15,740	2	2,443	(684)
Net assets at December 31, 2020	$170,550	$20	$11,145	$4,330

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Service Class
Net assets at January 1, 2019	$94,948	$2,280	$1,581	$22,428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,098	32	8	209
Total realized gain (loss) on investments
and capital gains distributions	7,666	272	208	2,210
Net unrealized appreciation (depreciation)
of investments	12,571	314	145	3,058
Net increase (decrease) in net assets resulting from operations	21,335	618	361	5,477
Changes from principal transactions:
Total unit transactions	(2,359)	1,131	(250)	2,533
Increase (decrease) in net assets derived from
principal transactions	(2,359)	1,131	(250)	2,533
Total increase (decrease) in net assets	18,976	1,749	111	8,010
Net assets at December 31, 2019	113,924	4,029	1,692	30,438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	856	35	4	173
Total realized gain (loss) on investments
and capital gains distributions	4,040	260	(85)	2,156
Net unrealized appreciation (depreciation)
of investments	12,596	590	113	3,349
Net increase (decrease) in net assets resulting from operations	17,492	885	32	5,678
Changes from principal transactions:
Total unit transactions	(4,609)	1,237	(517)	3,450
Increase (decrease) in net assets derived from
principal transactions	(4,609)	1,237	(517)	3,450
Total increase (decrease) in net assets	12,883	2,122	(485)	9,128
Net assets at December 31, 2020	$126,807	$6,151	$1,207	$39,566

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2065 Portfolio - Service Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Net assets at January 1, 2019	$—	$5,049	$785	$7,904

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	61	19	209
Total realized gain (loss) on investments
and capital gains distributions	—	228	18	211
Net unrealized appreciation (depreciation)
of investments	—	600	60	551
Net increase (decrease) in net assets resulting from operations	—	889	97	971
Changes from principal transactions:
Total unit transactions	—	(152)	(27)	(460)
Increase (decrease) in net assets derived from
principal transactions	—	(152)	(27)	(460)
Total increase (decrease) in net assets	—	737	70	511
Net assets at December 31, 2019	—	5,786	855	8,415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	58	8	198
Total realized gain (loss) on investments
and capital gains distributions	8	295	33	89
Net unrealized appreciation (depreciation)
of investments	19	372	12	848
Net increase (decrease) in net assets resulting from operations	31	725	53	1,135
Changes from principal transactions:
Total unit transactions	322	90	(447)	2,299
Increase (decrease) in net assets derived from
principal transactions	322	90	(447)	2,299
Total increase (decrease) in net assets	353	815	(394)	3,434
Net assets at December 31, 2020	$353	$6,601	$461	$11,849

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2019	$3,691	$43,388	$6,159	$39

Increase (decrease) in net assets
Operations:
Net investment income (loss)	65	778	65	—
Total realized gain (loss) on investments
and capital gains distributions	121	1,417	75	4
Net unrealized appreciation (depreciation)
of investments	232	2,683	726	7
Net increase (decrease) in net assets resulting from operations	418	4,878	866	11
Changes from principal transactions:
Total unit transactions	(789)	(9,825)	629	1
Increase (decrease) in net assets derived from
principal transactions	(789)	(9,825)	629	1
Total increase (decrease) in net assets	(371)	(4,947)	1,495	12
Net assets at December 31, 2019	3,320	38,441	7,654	51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	581	97	—
Total realized gain (loss) on investments
and capital gains distributions	64	612	161	—
Net unrealized appreciation (depreciation)
of investments	213	2,717	507	1
Net increase (decrease) in net assets resulting from operations	325	3,910	765	1
Changes from principal transactions:
Total unit transactions	(400)	(4,427)	(100)	(17)
Increase (decrease) in net assets derived from
principal transactions	(400)	(4,427)	(100)	(17)
Total increase (decrease) in net assets	(75)	(517)	665	(16)
Net assets at December 31, 2020	$3,245	$37,924	$8,319	$35

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net assets at January 1, 2019	$33,150	$57,494	$277	$122,163

Increase (decrease) in net assets
Operations:
Net investment income (loss)	330	269	(1)	(1,315)
Total realized gain (loss) on investments
and capital gains distributions	1,903	3,817	160	70,658
Net unrealized appreciation (depreciation)
of investments	6,903	11,958	(58)	(25,590)
Net increase (decrease) in net assets resulting from operations	9,136	16,044	101	43,753
Changes from principal transactions:
Total unit transactions	(7,642)	(5,712)	(27)	(9,833)
Increase (decrease) in net assets derived from
principal transactions	(7,642)	(5,712)	(27)	(9,833)
Total increase (decrease) in net assets	1,494	10,332	74	33,920
Net assets at December 31, 2019	34,644	67,826	351	156,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	355	362	(1)	(1,365)
Total realized gain (loss) on investments
and capital gains distributions	(473)	(2,145)	(60)	(1,978)
Net unrealized appreciation (depreciation)
of investments	952	2,608	167	48,317
Net increase (decrease) in net assets resulting from operations	834	825	106	44,974
Changes from principal transactions:
Total unit transactions	(2,000)	(6,525)	(80)	(17,187)
Increase (decrease) in net assets derived from
principal transactions	(2,000)	(6,525)	(80)	(17,187)
Total increase (decrease) in net assets	(1,166)	(5,700)	26	27,787
Net assets at December 31, 2020	$33,478	$62,126	$377	$183,870

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Net assets at January 1, 2019	$11,187	$125	$5,486	$228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	99	—	(31)	4
Total realized gain (loss) on investments
and capital gains distributions	4,232	19	630	60
Net unrealized appreciation (depreciation)
of investments	(985)	6	407	(11)
Net increase (decrease) in net assets resulting from operations	3,346	25	1,006	53
Changes from principal transactions:
Total unit transactions	(1,364)	(5)	(717)	(21)
Increase (decrease) in net assets derived from
principal transactions	(1,364)	(5)	(717)	(21)
Total increase (decrease) in net assets	1,982	20	289	32
Net assets at December 31, 2019	13,169	145	5,775	260

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	—	(7)	3
Total realized gain (loss) on investments
and capital gains distributions	(490)	5	3	7
Net unrealized appreciation (depreciation)
of investments	3,136	6	472	(13)
Net increase (decrease) in net assets resulting from operations	2,516	11	468	(3)
Changes from principal transactions:
Total unit transactions	(1,452)	(3)	36	(19)
Increase (decrease) in net assets derived from
principal transactions	(1,452)	(3)	36	(19)
Total increase (decrease) in net assets	1,064	8	504	(22)
Net assets at December 31, 2020	$14,233	$153	$6,279	$238

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net assets at January 1, 2019	$54,176	$1,346	$259,611	$1,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	782	18	2,872	12
Total realized gain (loss) on investments
and capital gains distributions	16,216	64	24,938	21
Net unrealized appreciation (depreciation)
of investments	(4,556)	167	19,382	158
Net increase (decrease) in net assets resulting from operations	12,442	249	47,192	191
Changes from principal transactions:
Total unit transactions	(6,465)	(108)	(25,298)	(299)
Increase (decrease) in net assets derived from
principal transactions	(6,465)	(108)	(25,298)	(299)
Total increase (decrease) in net assets	5,977	141	21,894	(108)
Net assets at December 31, 2019	60,153	1,487	281,505	1,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	582	15	2,280	9
Total realized gain (loss) on investments
and capital gains distributions	3,526	56	16,774	7
Net unrealized appreciation (depreciation)
of investments	(5,653)	59	2,458	34
Net increase (decrease) in net assets resulting from operations	(1,545)	130	21,512	50
Changes from principal transactions:
Total unit transactions	(5,156)	(26)	(26,680)	(111)
Increase (decrease) in net assets derived from
principal transactions	(5,156)	(26)	(26,680)	(111)
Total increase (decrease) in net assets	(6,701)	104	(5,168)	(61)
Net assets at December 31, 2020	$53,452	$1,591	$276,337	$1,000

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio - Adviser Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2019	$219	$512,694	$1,362	$244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3,014)	(13)	1
Total realized gain (loss) on investments
and capital gains distributions	46	108,975	327	27
Net unrealized appreciation (depreciation)
of investments	21	41,996	96	31
Net increase (decrease) in net assets resulting from operations	66	147,957	410	59
Changes from principal transactions:
Total unit transactions	(19)	(57,257)	(14)	(33)
Increase (decrease) in net assets derived from
principal transactions	(19)	(57,257)	(14)	(33)
Total increase (decrease) in net assets	47	90,700	396	26
Net assets at December 31, 2019	266	603,394	1,758	270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	784	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	4	34,002	84	(13)
Net unrealized appreciation (depreciation)
of investments	54	109,074	385	6
Net increase (decrease) in net assets resulting from operations	59	143,860	468	(6)
Changes from principal transactions:
Total unit transactions	(39)	(65,489)	23	(62)
Increase (decrease) in net assets derived from
principal transactions	(39)	(65,489)	23	(62)
Total increase (decrease) in net assets	20	78,371	491	(68)
Net assets at December 31, 2020	$286	$681,765	$2,249	$202

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net assets at January 1, 2019	$19,362	$54,651	$292	$403,457

Increase (decrease) in net assets
Operations:
Net investment income (loss)	83	(33)	—	(3,559)
Total realized gain (loss) on investments
and capital gains distributions	2,156	6,587	45	62,242
Net unrealized appreciation (depreciation)
of investments	2,463	6,370	61	81,160
Net increase (decrease) in net assets resulting from operations	4,702	12,924	106	139,843
Changes from principal transactions:
Total unit transactions	(2,801)	(7,560)	(10)	(28,225)
Increase (decrease) in net assets derived from
principal transactions	(2,801)	(7,560)	(10)	(28,225)
Total increase (decrease) in net assets	1,901	5,364	96	111,618
Net assets at December 31, 2019	21,263	60,015	388	515,075

Increase (decrease) in net assets
Operations:
Net investment income (loss)	103	73	(1)	(4,749)
Total realized gain (loss) on investments
and capital gains distributions	237	640	46	67,490
Net unrealized appreciation (depreciation)
of investments	(697)	(1,950)	60	80,714
Net increase (decrease) in net assets resulting from operations	(357)	(1,237)	105	143,455
Changes from principal transactions:
Total unit transactions	(2,254)	(6,433)	(39)	(48,241)
Increase (decrease) in net assets derived from
principal transactions	(2,254)	(6,433)	(39)	(48,241)
Total increase (decrease) in net assets	(2,611)	(7,670)	66	95,214
Net assets at December 31, 2020	$18,652	$52,345	$454	$610,289

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Net assets at January 1, 2019	$1,206	$928	$449,287	$3,407

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(4)	(3,642)	(23)
Total realized gain (loss) on investments
and capital gains distributions	172	257	130,331	702
Net unrealized appreciation (depreciation)
of investments	253	13	4,143	248
Net increase (decrease) in net assets resulting from operations	417	266	130,832	927
Changes from principal transactions:
Total unit transactions	(364)	(124)	(23,333)	(1,090)
Increase (decrease) in net assets derived from
principal transactions	(364)	(124)	(23,333)	(1,090)
Total increase (decrease) in net assets	53	142	107,499	(163)
Net assets at December 31, 2019	1,259	1,070	556,786	3,244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(4)	(5,252)	(23)
Total realized gain (loss) on investments
and capital gains distributions	139	61	49,002	168
Net unrealized appreciation (depreciation)
of investments	185	295	145,589	803
Net increase (decrease) in net assets resulting from operations	315	352	189,339	948
Changes from principal transactions:
Total unit transactions	(186)	(160)	(32,573)	(699)
Increase (decrease) in net assets derived from
principal transactions	(186)	(160)	(32,573)	(699)
Total increase (decrease) in net assets	129	192	156,766	249
Net assets at December 31, 2020	$1,388	$1,262	$713,552	$3,493

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net assets at January 1, 2019	$6,239	$26,327	$60,918	$54,755

Increase (decrease) in net assets
Operations:
Net investment income (loss)	80	492	1,088	1,068
Total realized gain (loss) on investments
and capital gains distributions	731	1,654	8,653	6,334
Net unrealized appreciation (depreciation)
of investments	880	1,457	3,178	2,274
Net increase (decrease) in net assets resulting from operations	1,691	3,603	12,919	9,676
Changes from principal transactions:
Total unit transactions	(95)	421	(2,104)	(3,937)
Increase (decrease) in net assets derived from
principal transactions	(95)	421	(2,104)	(3,937)
Total increase (decrease) in net assets	1,596	4,024	10,815	5,739
Net assets at December 31, 2019	7,835	30,351	71,733	60,494

Increase (decrease) in net assets
Operations:
Net investment income (loss)	108	464	748	787
Total realized gain (loss) on investments
and capital gains distributions	1,872	1,019	8,585	4,101
Net unrealized appreciation (depreciation)
of investments	(869)	1,401	(143)	1,611
Net increase (decrease) in net assets resulting from operations	1,111	2,884	9,190	6,499
Changes from principal transactions:
Total unit transactions	587	499	(2,656)	(3,472)
Increase (decrease) in net assets derived from
principal transactions	587	499	(2,656)	(3,472)
Total increase (decrease) in net assets	1,698	3,383	6,534	3,027
Net assets at December 31, 2020	$9,533	$33,734	$78,267	$63,521

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I
Net assets at January 1, 2019	$1,271	$1,069,882	$190	$74,924

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	5,990	1	1,612
Total realized gain (loss) on investments
and capital gains distributions	154	153,369	22	4,654
Net unrealized appreciation (depreciation)
of investments	180	118,985	27	9,064
Net increase (decrease) in net assets resulting from operations	347	278,344	50	15,330
Changes from principal transactions:
Total unit transactions	(81)	(133,135)	(4)	(3,452)
Increase (decrease) in net assets derived from
principal transactions	(81)	(133,135)	(4)	(3,452)
Total increase (decrease) in net assets	266	145,209	46	11,878
Net assets at December 31, 2019	1,537	1,215,091	236	86,802

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	3,165	1	1,265
Total realized gain (loss) on investments
and capital gains distributions	154	157,388	26	182
Net unrealized appreciation (depreciation)
of investments	64	11,258	15	(3,616)
Net increase (decrease) in net assets resulting from operations	227	171,811	42	(2,169)
Changes from principal transactions:
Total unit transactions	(177)	(125,246)	20	(9,083)
Increase (decrease) in net assets derived from
principal transactions	(177)	(125,246)	20	(9,083)
Total increase (decrease) in net assets	50	46,565	62	(11,252)
Net assets at December 31, 2020	$1,587	$1,261,656	$298	$75,550

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2019	$10,636	$334,558	$181	$271,771

Increase (decrease) in net assets
Operations:
Net investment income (loss)	158	1,831	2	1,113
Total realized gain (loss) on investments
and capital gains distributions	692	49,137	31	36,584
Net unrealized appreciation (depreciation)
of investments	1,195	39,659	19	29,078
Net increase (decrease) in net assets resulting from operations	2,045	90,627	52	66,775
Changes from principal transactions:
Total unit transactions	(1,083)	(38,208)	(26)	(28,021)
Increase (decrease) in net assets derived from
principal transactions	(1,083)	(38,208)	(26)	(28,021)
Total increase (decrease) in net assets	962	52,419	26	38,754
Net assets at December 31, 2019	11,598	386,977	207	310,525

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	2,089	2	1,375
Total realized gain (loss) on investments
and capital gains distributions	13	49,124	35	11,508
Net unrealized appreciation (depreciation)
of investments	(489)	911	(18)	3,893
Net increase (decrease) in net assets resulting from operations	(369)	52,124	19	16,776
Changes from principal transactions:
Total unit transactions	(1,079)	(33,977)	(96)	(28,774)
Increase (decrease) in net assets derived from
principal transactions	(1,079)	(33,977)	(96)	(28,774)
Total increase (decrease) in net assets	(1,448)	18,147	(77)	(11,998)
Net assets at December 31, 2020	$10,150	$405,124	$130	$298,527

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I
Net assets at January 1, 2019	$59	$122,776	$155	$37,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	17	—	838
Total realized gain (loss) on investments
and capital gains distributions	7	28,228	33	243
Net unrealized appreciation (depreciation)
of investments	8	(4,444)	(2)	6,270
Net increase (decrease) in net assets resulting from operations	16	23,801	31	7,351
Changes from principal transactions:
Total unit transactions	(16)	(13,863)	(21)	(639)
Increase (decrease) in net assets derived from
principal transactions	(16)	(13,863)	(21)	(639)
Total increase (decrease) in net assets	—	9,938	10	6,712
Net assets at December 31, 2019	59	132,714	165	43,908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	184	1	727
Total realized gain (loss) on investments
and capital gains distributions	(3)	5,848	—	(198)
Net unrealized appreciation (depreciation)
of investments	5	(2,290)	3	2,280
Net increase (decrease) in net assets resulting from operations	3	3,742	4	2,809
Changes from principal transactions:
Total unit transactions	(19)	(10,264)	(23)	(1,648)
Increase (decrease) in net assets derived from
principal transactions	(19)	(10,264)	(23)	(1,648)
Total increase (decrease) in net assets	(16)	(6,522)	(19)	1,161
Net assets at December 31, 2020	$43	$126,192	$146	$45,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2019	$7	$66,554	$1,671	$130,188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(72)	3	1,331
Total realized gain (loss) on investments
and capital gains distributions	—	6,581	186	10,287
Net unrealized appreciation (depreciation)
of investments	1	16,432	415	28,469
Net increase (decrease) in net assets resulting from operations	1	22,941	604	40,087
Changes from principal transactions:
Total unit transactions	1	7704	403	7701
Increase (decrease) in net assets derived from
principal transactions	1	7704	403	7701
Total increase (decrease) in net assets	2	30645	1007	47788
Net assets at December 31, 2019	9	97199	2678	177976

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(520)	(2)	1,389
Total realized gain (loss) on investments
and capital gains distributions	—	10,574	472	14,540
Net unrealized appreciation (depreciation)
of investments	1	25,669	551	23,483
Net increase (decrease) in net assets resulting from operations	1	35,723	1,021	39,412
Changes from principal transactions:
Total unit transactions	1	7,742	(127)	11,868
Increase (decrease) in net assets derived from
principal transactions	1	7,742	(127)	11,868
Total increase (decrease) in net assets	2	43,465	894	51,280
Net assets at December 31, 2020	$11	$140,664	$3,572	$229,256
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2019	$423	$558	$14,982	$15,370

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	7	197	(83)
Total realized gain (loss) on investments
and capital gains distributions	42	56	899	2,325
Net unrealized appreciation (depreciation)
of investments	77	61	2,641	2,887
Net increase (decrease) in net assets resulting from operations	122	124	3,737	5,129
Changes from principal transactions:
Total unit transactions	(56)	(146)	914	358
Increase (decrease) in net assets derived from
principal transactions	(56)	(146)	914	358
Total increase (decrease) in net assets	66	(22)	4,651	5,487
Net assets at December 31, 2019	489	536	19,633	20,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(1)	(168)
Total realized gain (loss) on investments
and capital gains distributions	40	16	903	2,538
Net unrealized appreciation (depreciation)
of investments	51	(19)	(919)	4,099
Net increase (decrease) in net assets resulting from operations	92	(3)	(17)	6,469
Changes from principal transactions:
Total unit transactions	(41)	(40)	97	(2,272)
Increase (decrease) in net assets derived from
principal transactions	(41)	(40)	97	(2,272)
Total increase (decrease) in net assets	51	(43)	80	4,197
Net assets at December 31, 2020	$540	$493	$19,713	$25,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net assets at January 1, 2019	$140,564	$67,456	$127,882	$129

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,344	221	(799)	(1)
Total realized gain (loss) on investments
and capital gains distributions	27,455	7,494	17,624	21
Net unrealized appreciation (depreciation)
of investments	12,140	9,006	13,237	12
Net increase (decrease) in net assets resulting from operations	40,939	16,721	30,062	32
Changes from principal transactions:
Total unit transactions	2,289	5,349	(16,500)	7
Increase (decrease) in net assets derived from
principal transactions	2,289	5,349	(16,500)	7
Total increase (decrease) in net assets	43,228	22,070	13,562	39
Net assets at December 31, 2019	183,792	89,526	141,444	168

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,227	245	(462)	—
Total realized gain (loss) on investments
and capital gains distributions	14,338	3,274	(3,605)	(16)
Net unrealized appreciation (depreciation)
of investments	11,970	13,971	16,720	29
Net increase (decrease) in net assets resulting from operations	27,535	17,490	12,653	13
Changes from principal transactions:
Total unit transactions	(7,140)	1,884	(13,353)	(51)
Increase (decrease) in net assets derived from
principal transactions	(7,140)	1,884	(13,353)	(51)
Total increase (decrease) in net assets	20,395	19,374	(700)	(38)
Net assets at December 31, 2020	$204,187	$108,900	$140,744	$130

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2019	$16,449	$226,057	$1,008	$55,777

Increase (decrease) in net assets
Operations:
Net investment income (loss)	286	(1,452)	(5)	(602)
Total realized gain (loss) on investments
and capital gains distributions	30	27,601	118	6,533
Net unrealized appreciation (depreciation)
of investments	945	35,727	155	7,455
Net increase (decrease) in net assets resulting from operations	1,261	61,876	268	13,386
Changes from principal transactions:
Total unit transactions	2,421	(21,007)	(195)	(4,931)
Increase (decrease) in net assets derived from
principal transactions	2,421	(21,007)	(195)	(4,931)
Total increase (decrease) in net assets	3,682	40,869	73	8,455
Net assets at December 31, 2019	20,131	266,926	1,081	64,232

Increase (decrease) in net assets
Operations:
Net investment income (loss)	526	(1,978)	(5)	(580)
Total realized gain (loss) on investments
and capital gains distributions	544	13,250	120	(1,325)
Net unrealized appreciation (depreciation)
of investments	376	90,230	295	16,909
Net increase (decrease) in net assets resulting from operations	1,446	101,502	410	15,004
Changes from principal transactions:
Total unit transactions	9,826	(16,199)	(244)	(4,034)
Increase (decrease) in net assets derived from
principal transactions	9,826	(16,199)	(244)	(4,034)
Total increase (decrease) in net assets	11,272	85,303	166	10,970
Net assets at December 31, 2020	$31,403	$352,229	$1,247	$75,202

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Net assets at January 1, 2019	$104	$35,293	$54,081	$77,471

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	26	(505)	(433)
Total realized gain (loss) on investments
and capital gains distributions	7	1,731	1,268	9,337
Net unrealized appreciation (depreciation)
of investments	20	7,944	13,670	14,022
Net increase (decrease) in net assets resulting from operations	27	9,701	14,433	22,926
Changes from principal transactions:
Total unit transactions	(32)	(3,995)	(7,079)	(4,653)
Increase (decrease) in net assets derived from
principal transactions	(32)	(3,995)	(7,079)	(4,653)
Total increase (decrease) in net assets	(5)	5,706	7,354	18,273
Net assets at December 31, 2019	99	40,999	61,435	95,744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	474	(92)	(635)
Total realized gain (loss) on investments
and capital gains distributions	(6)	(918)	2,402	(929)
Net unrealized appreciation (depreciation)
of investments	20	5,288	11,679	21,083
Net increase (decrease) in net assets resulting from operations	14	4,844	13,989	19,519
Changes from principal transactions:
Total unit transactions	(55)	(4,263)	(7,218)	(13,176)
Increase (decrease) in net assets derived from
principal transactions	(55)	(4,263)	(7,218)	(13,176)
Total increase (decrease) in net assets	(41)	581	6,771	6,343
Net assets at December 31, 2020	$58	$41,580	$68,206	$102,087

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Washington Mutual Investors Fund℠ - Class R-3	Washington Mutual Investors Fund℠ - Class R-4	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Small Company Value Fund - Class A
Net assets at January 1, 2019	$2,484	$189,561	$6,008	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	1,839	(76)	1
Total realized gain (loss) on investments
and capital gains distributions	294	18,473	326	—
Net unrealized appreciation (depreciation)
of investments	108	25,513	1,208	10
Net increase (decrease) in net assets resulting from operations	418	45,825	1,458	11
Changes from principal transactions:
Total unit transactions	(1,753)	(2,333)	(390)	117
Increase (decrease) in net assets derived from
principal transactions	(1,753)	(2,333)	(390)	117
Total increase (decrease) in net assets	(1,335)	43,492	1,068	128
Net assets at December 31, 2019	1,149	233,053	7,076	128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	1,872	(76)	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	12,949	891	(1)
Net unrealized appreciation (depreciation)
of investments	18	(1,043)	1,168	4
Net increase (decrease) in net assets resulting from operations	27	13,778	1,983	3
Changes from principal transactions:
Total unit transactions	(145)	(13,722)	328	—
Increase (decrease) in net assets derived from
principal transactions	(145)	(13,722)	328	—
Total increase (decrease) in net assets	(118)	56	2,311	3
Net assets at December 31, 2020	$1,031	$233,109	$9,387	$131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

Wells Fargo Special Small Cap Value Fund - Class A
Net assets at January 1, 2019	$99,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(300)
Total realized gain (loss) on investments
and capital gains distributions	6,937
Net unrealized appreciation (depreciation)
of investments	19,158
Net increase (decrease) in net assets resulting from operations	25,795
Changes from principal transactions:
Total unit transactions	(7,310)
Increase (decrease) in net assets derived from
principal transactions	(7,310)
Total increase (decrease) in net assets	18,485
Net assets at December 31, 2019	118,289

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(662)
Total realized gain (loss) on investments
and capital gains distributions	6,284
Net unrealized appreciation (depreciation)
of investments	(7,281)
Net increase (decrease) in net assets resulting from operations	(1,659)
Changes from principal transactions:
Total unit transactions	(9,701)
Increase (decrease) in net assets derived from
principal transactions	(9,701)
Total increase (decrease) in net assets	(11,360)
Net assets at December 31, 2020	$106,929

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.     Organization
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2020, the Account had 314 investment divisions (the “Divisions”), 169 of which invest in independently managed mutual funds and 145 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2020 and related Trusts are as follows:

AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A
Invesco Floating Rate ESG Fund - Class R5
AIM Equity Funds:
Invesco Main Street Fund - Class A
AIM Growth Series (Invesco Growth Series):
Invesco Main Street Mid Cap Fund® - Class A
AIM Growth Series:
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco International Small-Mid Company Fund - Class Y

Invesco Oppenheimer International Growth Fund - Class Y
AIM Investment Funds:
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class Y
Invesco Endeavor Fund - Class A
Invesco Health Care Fund - Investor Class
Invesco International Bond Fund - Class A
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Gold & Special Minerals Fund - Class A
Invesco Small Cap Value Fund - Class A
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
Invesco Oppenheimer V.I. Global Fund - Series I

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I
Alger Funds II:
Alger Responsible Investing Fund - Class A
Alger Funds:
Alger Capital Appreciation Fund - Class A
Allianz Funds:
AllianzGI Dividend Value Fund - Class A
AllianzGI Large-Cap Value Fund - Institutional Class
AllianzGI Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class
American Funds® Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3
American Funds® Fundamental Investors® - Class R-4
American Mutual Fund®:
American Mutual Fund® - Class R-4
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of America℠, Inc.:
Bond Fund of America℠ - Class R-4
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4

Capital World Growth & Income Fund℠, Inc.:
Capital World Growth & Income Fund℠ - Class R-3
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Institutional Class
Columbia℠ Acorn® Trust:
Columbia℠ Acorn® Fund - Class A Shares
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series, Inc.:
Davis Financial Fund - Class Y
Delaware Small Cap Value Fund - Class A
Delaware Group® Equity Funds V:
Delaware Smid Cap Growth Fund - Institutional Class
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S
DFA Investment Dimensions Group, Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class
DFA Inflation-Protected Securities Portfolio - Institutional Class
DFA U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Mutual Series Fund, Inc.:
Franklin Mutual Global Discovery Fund - Class R
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A
Massachusetts Investors Growth Stock Fund:

Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3
MFS® New Discovery Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund, Inc.®:
New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Parnassus Income Funds:
Parnassus Core Equity Fund℠ - Investor Shares
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class
Royce Fund:
Royce Total Return Fund - Service Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds Inc:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

TCW Total Return Bond Fund - Class N
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class
USAA Mutual Funds Trust:
USAA Precious Metals and Minerals Fund - Class A Shares
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
Vanguard® Total International Stock Index Fund - Admiral™ Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Large Cap Value Fund - Class A
Voya Funds Trust:
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class

VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Mutual Funds:
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2065 Portfolio - Initial Class
Voya Index Solution 2065 Portfolio - Service Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2065 Portfolio - Service Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Oppenheimer Global Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I

Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors Fund℠, Inc.:
Washington Mutual Investors Fund℠ - Class R-3
Washington Mutual Investors Fund℠ - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Small Company Value Fund - Class A
Wells Fargo Special Small Cap Value Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2020. The following is a summary of current and former names for those Divisions:

Current Name:
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A
Invesco Floating Rate ESG Fund - Class R5
AIM Equity Funds:
Invesco Main Street Fund - Class A
AIM International Mutual Funds:
Invesco International Small-Mid Company Fund - Class Y
AIM Investment Funds:
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class Y
Invesco International Bond Fund - Class A
AIM Sector Funds:
Invesco Gold & Special Minerals Fund - Class A
Allianz Funds:
AllianzGI Dividend Value Fund - Class A
AllianzGI Large-Cap Value Fund - Institutional Class
AllianzGI Small-Cap Value Fund - Class A
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares
MainStay Funds:
Mainstay Winslow Large Cap Growth Fund - Class R3
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S

Former Name:
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Oppenheimer Capital Appreciation Fund - Class A
Invesco Floating Rate Fund - Class R5
AIM Equity Funds:
Invesco Oppenheimer Main Street Fund - Class A
AIM International Mutual Funds:
Invesco Oppenheimer International Small-Mid Company Fund - Class Y
AIM Investment Funds:
Invesco Oppenheimer Developing Markets Fund - Class A
Invesco Oppenheimer Developing Markets Fund - Class Y
Invesco Oppenheimer International Bond Fund - Class A
AIM Sector Funds:
Invesco Oppenheimer Gold & Special Minerals Fund - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
American Century Quantitative Equity Funds, Inc.:
Income & Growth Fund - A Class
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares
MainStay Funds:
Mainstay Large Cap Growth Fund - Class R3
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S

During 2020, the following Divisions were closed to contract owners:

AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Columbia℠ Acorn® Trust:
Columbia℠ Acorn® Fund - Institutional Class
MainStay Funds:
Mainstay Winslow Large Cap Growth Fund - Class R3
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares

Voya Equity Trust:
Voya Real Estate Fund - Class A
Voya Investors Trust:
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2.    Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account except as follows:

On January 4, 2021, Voya Financial, Inc. (“Voya Financial”) consummated a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of several subsidiaries of Voya Financial including Security Life of Denver Company ("SLD").

Concurrently with the sale, SLD entered into reinsurance agreements with Reliastar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York ("RLNY"), and Voya Retirement Insurance and Annuity Company ("VRIAC"), each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY reinsured to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. RLI, RLNY, and VRIAC remain subsidiaries of Voya Financial and remain liable to the underlying policyholders, even if SLD defaults on its obligations with respect to the ceded business.

3.    Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2020 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2020. The Account had no liabilities as of December 31, 2020.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.50% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge up to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.    Related Party Transactions
Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.    Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 follow:

	Purchases	Sales
	(Dollars in thousands)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	$5	$10
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	61	82
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	2,719	1,213
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A	11	23
AIM Equity Funds:
Invesco Floating Rate ESG Fund - Class R5	63	99
Invesco Main Street Fund - Class A	449	681
AIM Growth Series (Invesco Growth Series):
Invesco Main Street Mid Cap Fund® - Class A	3,392	573
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	280	3,291
Invesco Small Cap Growth Fund - Class A	53	12
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	203	103
Invesco International Small-Mid Company Fund - Class Y	203	61
Invesco Oppenheimer International Growth Fund - Class Y	291	744
AIM Investment Funds:
Invesco Developing Markets Fund - Class A	1,793	31,988
Invesco Developing Markets Fund - Class Y	2,864	8,896
Invesco Endeavor Fund - Class A	3	2
Invesco Health Care Fund - Investor Class	17	46
Invesco International Bond Fund - Class A	7	39
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	256	634
AIM Sector Funds:
Invesco American Value Fund - Class R5	359	521
Invesco Energy Fund - Class R5	36	32
Invesco Gold & Special Minerals Fund - Class A	77	3
Invesco Small Cap Value Fund - Class A	2	1
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	2	2
Invesco Oppenheimer V.I. Global Fund - Series I	13	10
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	6	1
Invesco Oppenheimer V.I. Main Street Fund - Series I	8	10
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	2,038	5,416
Invesco V.I. American Franchise Fund - Series I	8,074	5,260
Invesco V.I. Core Equity Fund - Series I	8,298	3,228
Alger Funds II:
Alger Responsible Investing Fund - Class A	5,024	1,467
Alger Funds:
Alger Capital Appreciation Fund - Class A	52	15

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Allianz Funds:
AllianzGI Dividend Value Fund - Class A	$4	$53
AllianzGI Large-Cap Value Fund - Institutional Class	—	—
AllianzGI Small-Cap Value Fund - Class A	1	4
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	10,715	10,199
Amana Income Fund - Investor Class	7,379	8,788
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	246	470
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	15	368
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class	10,487	4,277
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class	2,503	1,776
American Funds® Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3	82	185
American Funds® Fundamental Investors® - Class R-4	6,343	13,137
American Mutual Fund®:
American Mutual Fund® - Class R-4	643	1,536
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	1,753	3,321
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	19	88
Ariel Fund - Investor Class	989	1,929
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	990	1,683
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	210	90
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	3,991	1,707
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	7,901	4,385
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	47	26
BlackRock Mid Cap Dividend Fund - Investor A Shares	1,204	2,114
Bond Fund of America℠, Inc.:
Bond Fund of America℠ - Class R-4	15,418	5,235
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	6	—
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	5,065	4,512
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4	2,808	1,203
Capital World Growth & Income Fund℠, Inc.:
Capital World Growth & Income Fund℠ - Class R-3	57	100
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	980	543

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	$1,576	$2,992
Columbia℠ Acorn® Fund - Class A Shares	22	1
Columbia℠ Acorn® Trust:
Columbia℠ Acorn® Fund - Institutional Class	2	11
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares	553	1,064
Columbia Select Mid Cap Value Fund - Institutional Class	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	2	48
Davis Series, Inc.:
Davis Financial Fund - Class Y	17	22
Delaware Small Cap Value Fund - Class A	854	964
Delaware Group® Equity Funds V:
Delaware Smid Cap Growth Fund - Institutional Class	4,652	1,703
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	6	7
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S	323	30
DFA Emerging Markets Core Equity Portfolio - Institutional Class	544	406
DFA Investment Dimensions Group, Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	1,577	638
DFA U.S. Targeted Value Portfolio - Institutional Class	3,067	1,481
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	17	7
Eaton Vance Special Investment Trust:
Dodge & Cox Stock Fund	34	15
Eaton Vance Large-Cap Value Fund - Class R Shares	—	—
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	239	456
EuroPacific Growth Fund® - Class R-4	3,708	29,772
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares	20	10
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	913	2,871
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	13,256	159,684
Fidelity® Variable Insurance Products V:
Fidelity® VIP Index 500 Portfolio - Initial Class	20,408	38,724
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,278	2,302
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	16,484	24,898
Fidelity® VIP Growth Portfolio - Initial Class	55,586	36,581
Fidelity® VIP High Income Portfolio - Initial Class	1,268	951
Franklin Mutual Series Fund, Inc.:
Fidelity® VIP Overseas Portfolio - Initial Class	2,053	6,474
Franklin Mutual Global Discovery Fund - Class R	106	171
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	144	55
Franklin Natural Resources Fund - Advisor Class	48	40

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Franklin Strategic Series (continued):
Franklin Small-Mid Cap Growth Fund - Class A	$96	$279
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	9,298	10,693
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares	70	13
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3	904	1,408
Growth Fund of America® - Class R-4	27,080	49,253
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	1	5
The Hartford International Opportunities Fund - Class R4	530	205
Income Fund of America®:
Income Fund of America® - Class R-3	119	212
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y	12,207	6,811
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	6	2
Janus Henderson Enterprise Portfolio - Institutional Shares	31	53
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	—
Janus Henderson Global Research Portfolio - Institutional Shares	5	18
Janus Henderson Research Portfolio - Institutional Shares	7	2
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	6,616	1,584
Lazard Funds, Inc.:
JPMorgan Government Bond Fund - Class I Shares	5,990	2,869
Legg Mason Partners Equity Trust:
Lazard International Equity Portfolio - Open Shares	410	352
ClearBridge Aggressive Growth Fund - Class I	90	34
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	9	1
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,164	1,609
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	1,081	433
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	81	29
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	8	1
Lord Abbett Short Duration Income Fund - Class R4	3,146	1,716
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	76	386
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	16	91
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	6	1
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	1,767	8,464

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A	$807	$66
MainStay Funds:
Mainstay Winslow Large Cap Growth Fund - Class R3	1	4
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	55	36
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	8,408	2,190
Metropolitan West Total Return Bond Fund - Class M Shares	8,433	6,467
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	323	954
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares	227	60
MFS® New Discovery Fund - Class R3	70	46
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	1,376	362
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	1,656	1,596
New Perspective Fund®:
New Perspective Fund® - Class R-3	208	205
New Perspective Fund® - Class R-4	33,964	13,066
New World Fund, Inc.®:
New World Fund® - Class R-4	214	506
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	346	683
Parnassus Income Funds:
Parnassus Core Equity Fund℠ - Investor Shares	6,898	4,938
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class	2,733	3,409
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	518	367
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	11,428	10,452
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	310	6,071
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	61	343
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	281	157
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	—
Pioneer High Yield VCT Portfolio - Class I	1,807	2,183
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	36	56
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	1,284	2,540
Royce Fund:
Royce Total Return Fund - Service Class	7	2

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	$671	$1,799
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	4,107	3,360
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class	6,692	3,026
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	20	22
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	75	129
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	7,930	3,125
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	28	16
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	2,419	3,967
Templeton Global Bond Fund - Class A	6,697	15,533
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	9	3
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	3,410	1,532
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	6,744	29,986
USAA Mutual Funds Trust:
USAA Precious Metals and Minerals Fund - Class A Shares	26,850	5,837
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	112	151
Vanguard® Total International Stock Index Fund - Admiral™ Shares	62	1
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	22	1
Equity Income Portfolio	23	2
Small Company Growth Portfolio	10	2
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	76	303
Victory Sycamore Established Value Fund - Class A	1,986	975
Voya Balanced Portfolio, Inc.:
Victory Sycamore Small Company Opportunity Fund - Class R	2	1
Voya Balanced Portfolio - Class I	13,620	24,584
Voya Large Cap Value Fund - Class A	21	8
Voya Real Estate Fund - Class A	6	776
Voya Funds Trust:
Voya Floating Rate Fund - Class A	381	3,310
Voya GNMA Income Fund - Class A	1,826	611
Voya Intermediate Bond Fund - Class A	430	465
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	78,694	27,319

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Intermediate Bond Portfolio (continued):
Voya Intermediate Bond Portfolio - Class S	$257	$370
Voya Global Perspectives® Portfolio - Class I	2,712	516
Voya Investors Trust:
Voya High Yield Portfolio - Adviser Class	2	6
Voya High Yield Portfolio - Institutional Class	11,588	14,887
Voya High Yield Portfolio - Service Class	209	254
Voya Large Cap Growth Portfolio - Adviser Class	11	11
Voya Large Cap Growth Portfolio - Institutional Class	80,563	69,280
Voya Large Cap Growth Portfolio - Service Class	1,701	1,216
Voya Large Cap Value Portfolio - Adviser Class	1	2
Voya Large Cap Value Portfolio - Institutional Class	32,167	35,317
Voya Large Cap Value Portfolio - Service Class	321	154
Voya Limited Maturity Bond Portfolio - Adviser Class	2	1
Voya U.S. Stock Index Portfolio - Institutional Class	7,153	8,914
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	1	2
VY® Clarion Global Real Estate Portfolio - Institutional Class	10,063	10,326
VY® Clarion Real Estate Portfolio - Adviser Class	4	4
VY® Clarion Real Estate Portfolio - Institutional Class	191	223
VY® Clarion Real Estate Portfolio - Service Class	5,371	6,501
VY® Invesco Growth and Income Portfolio - Institutional Class	7,880	5,006
VY® Invesco Growth and Income Portfolio - Service Class	3,672	3,865
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	23	117
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	2,827	2,203
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	6,000	5,550
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	—	1
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	4,160	5,527
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	1,797	4,932
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	—	1
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	81	5
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	76,413	45,541
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	133,834	80,943
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	112	244
VY® T. Rowe Price Equity Income Portfolio - Service Class	7,231	10,463
VY® T. Rowe Price International Stock Portfolio - Adviser Class	5	3
VY® T. Rowe Price International Stock Portfolio - Service Class	1,130	1,130
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	165,335	79,813
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	9	65
Voya Multi-Manager International Small Cap Fund - Class A	10	19
Voya Multi-Manager International Small Cap Fund - Class I	506	430
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	61	225
Voya Global Bond Portfolio - Initial Class	7,810	9,627
Voya Global Bond Portfolio - Service Class	265	147
Voya Index Solution 2025 Portfolio - Initial Class	3,727	9,582
Voya Index Solution 2025 Portfolio - Service 2 Class	424	278

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
Voya Index Solution 2025 Portfolio - Service Class	$3,761	$455
Voya Index Solution 2035 Portfolio - Initial Class	5,202	15,448
Voya Index Solution 2035 Portfolio - Service 2 Class	557	178
Voya Index Solution 2035 Portfolio - Service Class	1,459	2,456
Voya Index Solution 2045 Portfolio - Initial Class	5,468	16,403
Voya Index Solution 2045 Portfolio - Service 2 Class	535	223
Voya Index Solution 2045 Portfolio - Service Class	1,335	271
Voya Index Solution 2055 Portfolio - Initial Class	4,997	9,436
Voya Index Solution 2055 Portfolio - Service 2 Class	528	103
Voya Index Solution 2055 Portfolio - Service Class	1,849	791
Voya Index Solution 2065 Portfolio - Initial Class	5	2
Voya Index Solution 2065 Portfolio - Service Class	9	—
Voya Index Solution Income Portfolio - Initial Class	1,214	3,687
Voya Index Solution Income Portfolio - Service 2 Class	51	58
Voya Index Solution Income Portfolio - Service Class	502	464
Voya International High Dividend Low Volatility Portfolio - Adviser Class	38	37
Voya International High Dividend Low Volatility Portfolio - Initial Class	11,298	7,144
Voya International High Dividend Low Volatility Portfolio - Service Class	13	9
Voya Solution 2025 Portfolio - Adviser Class	22	207
Voya Solution 2025 Portfolio - Initial Class	4,904	2,412
Voya Solution 2025 Portfolio - Service 2 Class	652	1,972
Voya Solution 2025 Portfolio - Service Class	19,180	17,176
Voya Solution 2035 Portfolio - Adviser Class	40	153
Voya Solution 2035 Portfolio - Initial Class	4,556	2,183
Voya Solution 2035 Portfolio - Service 2 Class	1,304	3,228
Voya Solution 2035 Portfolio - Service Class	23,404	16,907
Voya Solution 2045 Portfolio - Adviser Class	1	1
Voya Solution 2045 Portfolio - Initial Class	3,454	1,831
Voya Solution 2045 Portfolio - Service 2 Class	1,052	2,003
Voya Solution 2045 Portfolio - Service Class	16,920	13,641
Voya Solution 2055 Portfolio - Initial Class	2,108	582
Voya Solution 2055 Portfolio - Service 2 Class	359	820
Voya Solution 2055 Portfolio - Service Class	8,872	3,433
Voya Solution 2065 Portfolio - Service Class	400	72
Voya Solution Balanced Portfolio - Service Class	1,023	587
Voya Solution Income Portfolio - Adviser Class	11	449
Voya Solution Income Portfolio - Initial Class	3,638	1,117
Voya Solution Income Portfolio - Service 2 Class	340	683
Voya Solution Income Portfolio - Service Class	3,029	6,774
Voya Solution Moderately Conservative Portfolio - Service Class	1,315	1,105
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	1	18
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	3,340	4,805
VY® American Century Small-Mid Cap Value Portfolio - Service Class	3,150	8,968
VY® Baron Growth Portfolio - Adviser Class	99	181
VY® Baron Growth Portfolio - Service Class	1,885	20,437

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® Columbia Contrarian Core Portfolio - Service Class	$1,658	$2,841
VY® Columbia Small Cap Value II Portfolio - Adviser Class	6	4
VY® Columbia Small Cap Value II Portfolio - Service Class	997	762
VY® Invesco Comstock Portfolio - Adviser Class	20	30
VY® Invesco Comstock Portfolio - Service Class	4,069	7,151
VY® Invesco Equity and Income Portfolio - Adviser Class	89	39
VY® Invesco Equity and Income Portfolio - Initial Class	17,349	30,562
VY® Invesco Equity and Income Portfolio - Service Class	110	172
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	32	61
VY® Invesco Oppenheimer Global Portfolio - Initial Class	27,949	71,967
VY® Invesco Oppenheimer Global Portfolio - Service Class	220	130
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	38	79
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	2,209	2,953
VY® JPMorgan Mid Cap Value Portfolio - Service Class	5,828	8,106
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	72	78
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	45,443	57,429
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	186	283
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	59	174
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	38,983	54,061
VY® T. Rowe Price Growth Equity Portfolio - Service Class	442	1,032
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	4,520	2,052
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	6,828	4,819
Voya Strategic Allocation Growth Portfolio - Class I	10,769	7,001
Voya Strategic Allocation Moderate Portfolio - Class I	6,232	6,154
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	196	221
Voya Growth and Income Portfolio - Class I	128,037	138,894
Voya Growth and Income Portfolio - Class S	53	6
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	2,856	10,674
Voya Global High Dividend Low Volatility Portfolio - Class S	735	1,707
Voya Index Plus LargeCap Portfolio - Class I	42,436	41,400
Voya Index Plus LargeCap Portfolio - Class S	28	104
Voya Index Plus MidCap Portfolio - Class I	5,332	32,731
Voya Index Plus MidCap Portfolio - Class S	2	19
Voya Variable Portfolios, Inc.:
Voya Index Plus SmallCap Portfolio - Class I	4,547	13,285
Voya Index Plus SmallCap Portfolio - Class S	4	24
Voya International Index Portfolio - Class I	4,891	5,812
Voya International Index Portfolio - Class S	1	—
Voya Russell™ Large Cap Growth Index Portfolio - Class I	27,046	15,161
Voya Russell™ Large Cap Growth Index Portfolio - Class S	534	528
Voya Russell™ Large Cap Index Portfolio - Class I	36,824	16,582
Voya Russell™ Large Cap Index Portfolio - Class S	31	53
Voya Russell™ Large Cap Value Index Portfolio - Class I	52	78

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Value Index Portfolio - Class S	$4,009	$3,379
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	3,641	4,757
Voya Russell™ Mid Cap Index Portfolio - Class I	33,967	17,412
Voya Russell™ Small Cap Index Portfolio - Class I	15,733	8,334
Voya Small Company Portfolio - Class I	3,987	15,668
Voya Small Company Portfolio - Class S	17	65
Voya U.S. Bond Index Portfolio - Class I	18,616	8,108
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	21,041	24,253
Voya MidCap Opportunities Portfolio - Class S	103	286
Voya SmallCap Opportunities Portfolio - Class I	2,725	7,054
Voya SmallCap Opportunities Portfolio - Class S	—	55
Wanger Advisors Trust:
Wanger International	3,572	6,034
Wanger Select	8,126	8,783
Wanger USA	11,745	16,192
Washington Mutual Investors Fund℠, Inc.:
Washington Mutual Investors Fund℠ - Class R-3	83	203
Washington Mutual Investors Fund℠ - Class R-4	11,443	20,238
Wells Fargo Funds Trust:
Wells Fargo Small Company Growth Fund - Administrator Class	3,197	1,725
Wells Fargo Small Company Value Fund - Class A	9	9
Wells Fargo Special Small Cap Value Fund - Class A	2,102	12,434

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.    Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	1,317	1,597	(280)	3,335	4,821	(1,486)
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	899	2,861	(1,962)	2,225	2,268	(43)
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	264,032	140,066	123,966	292,265	137,915	154,350
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A	282	770	(488)	14	537	(523)
Invesco Floating Rate ESG Fund - Class R5	6,052	10,229	(4,177)	9,672	4,336	5,336
AIM Equity Funds:
Invesco Main Street Fund - Class A	31,355	49,700	(18,345)	53,070	21,659	31,411
AIM Growth Series (Invesco Growth Series):
Invesco Main Street Mid Cap Fund® - Class A	328,556	53,478	275,078	—	—	—
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	12,154	166,562	(154,408)	33,263	34,147	(884)
Invesco Small Cap Growth Fund - Class A	745	280	465	477	443	34
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	9,675	7,721	1,954	12,166	8,394	3,772
Invesco International Small-Mid Company Fund - Class Y	8,574	4,261	4,313	11,983	4,697	7,286
Invesco Oppenheimer International Growth Fund - Class Y	22,561	60,717	(38,156)	17,380	4,948	12,432
AIM Investment Funds:
Invesco Developing Markets Fund - Class A	315,848	764,251	(448,403)	426,872	688,892	(262,020)
Invesco Developing Markets Fund - Class Y	318,076	753,578	(435,502)	398,801	618,572	(219,771)
Invesco Endeavor Fund - Class A	73	88	(15)	426	72	354
Invesco Health Care Fund - Investor Class	137	506	(369)	664	1,292	(628)
Invesco International Bond Fund - Class A	4,110	7,034	(2,924)	4,243	12,270	(8,027)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	20,748	56,571	(35,823)	20,350	3,047	17,303
AIM Sector Funds:
Invesco American Value Fund - Class R5	34,366	47,623	(13,257)	26,112	20,680	5,432
Invesco Energy Fund - Class R5	9,471	7,671	1,800	6,685	6,453	232
Invesco Gold & Special Minerals Fund - Class A	8,965	432	8,533	1,998	322	1,676
Invesco Small Cap Value Fund - Class A	445	399	46	164	1,147	(983)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	9,741	9,839	(98)	10,446	10,549	(103)
Invesco Oppenheimer V.I. Global Fund - Series I	37	209	(172)	22	226	(204)
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	—	—	—	—	33	(33)
Invesco Oppenheimer V.I. Main Street Fund - Series I	37,670	38,050	(380)	39,868	40,268	(400)
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	127,078	258,294	(131,216)	518,673	363,322	155,351
Invesco V.I. American Franchise Fund - Series I	184,633	173,985	10,648	108,396	156,416	(48,020)
Invesco V.I. Core Equity Fund - Series I	257,231	352,192	(94,961)	241,418	408,840	(167,422)
Alger Funds II:
Alger Responsible Investing Fund - Class A	140,151	70,910	69,241	50,023	79,869	(29,846)
Alger Funds:
Alger Capital Appreciation Fund - Class A	693	372	321	624	1,392	(768)
Allianz Funds:
AllianzGI Dividend Value Fund - Class A	1,589	3,656	(2,067)	78	4,261	(4,183)
AllianzGI Large-Cap Value Fund - Institutional Class	—	—	—	—	—	—
AllianzGI Small-Cap Value Fund - Class A	310	470	(160)	3,377	11,620	(8,243)
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	528,987	556,716	(27,729)	778,123	499,788	278,335
Amana Income Fund - Investor Class	262,384	472,081	(209,697)	339,910	612,717	(272,807)
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	32,507	44,749	(12,242)	28,750	78,420	(49,670)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	1,501	28,578	(27,077)	10,473	4,201	6,272
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class	1,250,660	726,494	524,166	374,317	715,819	(341,502)
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class	54,472	90,648	(36,176)	52,307	68,726	(16,419)
a

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds® Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3	38,622	45,737	(7,115)	26,084	27,923	(1,839)
American Funds® Fundamental Investors® - Class R-4	528,541	913,736	(385,195)	639,733	724,054	(84,321)
American Mutual Fund®:
American Mutual Fund® - Class R-4	30,022	67,900	(37,878)	31,781	347,268	(315,487)
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	113,141	269,952	(156,811)	553,278	496,985	56,293
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	633	3,488	(2,855)	1,465	12,911	(11,446)
Ariel Fund - Investor Class	49,073	114,681	(65,608)	78,211	109,737	(31,526)
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	91,797	160,320	(68,523)	131,596	232,713	(101,117)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	16,740	14,338	2,402	5,512	5,681	(169)
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	260,447	148,754	111,693	171,068	200,796	(29,728)
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	682,785	533,629	149,156	440,543	626,573	(186,030)
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	3,789	2,309	1,480	2,289	345	1,944
BlackRock Mid Cap Dividend Fund - Investor A Shares	63,111	100,950	(37,839)	52,704	69,628	(16,924)
Bond Fund of America℠, Inc.:
Bond Fund of America℠ - Class R-4	1,323,851	630,398	693,453	441,892	158,976	282,916
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	490	—	490	689	7	682
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	228,012	270,814	(42,802)	267,703	320,256	(52,553)
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4	274,154	147,622	126,532	175,704	118,564	57,140
Capital World Growth & Income Fund℠, Inc.:
Capital World Growth & Income Fund℠ - Class R-3	23,447	25,424	(1,977)	12,059	14,324	(2,265)
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	95,036	64,559	30,477	117,402	18,190	99,212

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	114,153	210,598	(96,445)	242,096	180,546	61,550
Columbia℠ Acorn® Trust:
Columbia℠ Acorn® Fund - Class A Shares	2,775	2,583	192	101	282	(181)
Columbia℠ Acorn® Fund - Institutional Class	50	397	(347)	98	—	98
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares	37,433	73,545	(36,112)	48,189	175,999	(127,810)
Columbia Select Mid Cap Value Fund - Institutional Class	—	—	—	—	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	1,702	3,436	(1,734)	277	8,232	(7,955)
Davis Series, Inc.:
Davis Financial Fund - Class Y	3,372	3,829	(457)	1,220	476	744
Delaware Group® Equity Funds V:
Delaware Small Cap Value Fund - Class A	72,017	81,796	(9,779)	87,811	105,945	(18,134)
Delaware Smid Cap Growth Fund - Institutional Class	148,873	102,688	46,185	169,373	98,871	70,502
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	581	735	(154)	412	262	150
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S	3,774	849	2,925	2,925	3,449	(524)
DFA Investment Dimensions Group, Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class	48,370	40,640	7,730	60,055	35,497	24,558
DFA Inflation-Protected Securities Portfolio - Institutional Class	139,151	63,354	75,797	57,794	41,991	15,803
DFA U.S. Targeted Value Portfolio - Institutional Class	306,886	179,439	127,447	286,756	138,695	148,061
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	5,951	5,422	529	2,022	1,128	894
Dodge & Cox Stock Fund	2,016	1,515	501	872	2,789	(1,917)
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	—	—	—	—	35	(35)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	50,874	58,443	(7,569)	35,315	81,016	(45,701)
EuroPacific Growth Fund® - Class R-4	1,205,452	2,171,460	(966,008)	2,618,134	3,575,657	(957,523)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares	1,555	742	813	576	—	576
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	50,431	150,722	(100,291)	40,493	15,596	24,897
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,887,687	6,064,667	(2,176,980)	8,953,210	8,520,864	432,346
Fidelity® VIP Index 500 Portfolio - Initial Class	588,167	873,348	(285,181)	498,139	453,664	44,475
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	35,974	70,753	(34,779)	29,716	46,510	(16,794)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,862,610	2,320,354	(457,744)	2,276,592	2,848,729	(572,137)
Fidelity® VIP Growth Portfolio - Initial Class	1,257,660	1,528,598	(270,938)	7,629,004	8,345,272	(716,268)
Fidelity® VIP High Income Portfolio - Initial Class	82,662	82,935	(273)	70,801	81,116	(10,315)
Fidelity® VIP Overseas Portfolio - Initial Class	153,068	345,859	(192,791)	120,295	240,637	(120,342)
Franklin Mutual Series Fund, Inc.:
Franklin Mutual Global Discovery Fund - Class R	15,275	18,651	(3,376)	9,508	27,093	(17,585)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	7,625	5,181	2,444	4,972	7,323	(2,351)
Franklin Natural Resources Fund - Advisor Class	13,440	11,364	2,076	703	156	547
Franklin Small-Mid Cap Growth Fund - Class A	2,689	8,237	(5,548)	7,463	7,522	(59)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	637,230	850,971	(213,741)	737,836	924,671	(186,835)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares	2,888	866	2,022	3,079	1,930	1,149
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3	51,772	78,684	(26,912)	51,323	171,104	(119,781)
Growth Fund of America® - Class R-4	1,023,520	2,030,485	(1,006,965)	1,062,276	2,305,597	(1,243,321)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—	—	—	4	(4)
The Hartford Dividend And Growth Fund - Class R4	32	206	(174)	43	55	(12)
The Hartford International Opportunities Fund - Class R4	51,587	24,442	27,145	28,339	42,836	(14,497)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Income Fund of America®:
Income Fund of America® - Class R-3	23,355	28,113	(4,758)	24,099	32,836	(8,737)
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y	775,147	609,746	165,401	559,744	368,528	191,216
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	22	16	6	18	322	(304)
Janus Henderson Enterprise Portfolio - Institutional Shares	132	562	(430)	132	223	(91)
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	11	(11)	—	52	(52)
Janus Henderson Global Research Portfolio - Institutional Shares	31	417	(386)	19	39	(20)
Janus Henderson Research Portfolio - Institutional Shares	22	31	(9)	29	498	(469)
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	566,941	135,003	431,938	129,596	17,767	111,829
JPMorgan Government Bond Fund - Class I Shares	551,685	282,743	268,942	371,817	197,132	174,685
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	40,963	32,141	8,822	28,239	19,291	8,948
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	2,371	2,980	(609)	3,295	12,090	(8,795)
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	336	1	335	362	1	361
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	43,770	97,759	(53,989)	40,269	97,662	(57,393)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	105,996	42,783	63,213	16,174	12,129	4,045
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	1,157	814	343	499	1,125	(626)
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	2,690	2,215	475	852	765	87
Lord Abbett Short Duration Income Fund - Class R4	354,524	236,854	117,670	352,127	262,069	90,058
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	3,190	21,067	(17,877)	2,910	3,459	(549)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	980	3,498	(2,518)	2,270	20,734	(18,464)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	280	59	221	372	5,188	(4,816)
a

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	472,526	757,674	(285,148)	859,316	966,453	(107,137)
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A	67,427	7,815	59,612	—	—	—
MainStay Funds:
Mainstay Winslow Large Cap Growth Fund - Class R3	—	75	(75)	—	—	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	1,940	1,609	331	700	751	(51)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	622,872	273,081	349,791	501,737	197,761	303,976
Metropolitan West Total Return Bond Fund - Class M Shares	829,286	786,575	42,711	1,026,120	801,256	224,864
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	21,927	60,617	(38,690)	27,421	5,042	22,379
MFS® New Discovery Fund - Class R3	9,210	3,618	5,592	11,790	4,522	7,268
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares	5,209	5,032	177	1,732	507	1,225
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	75,005	29,429	45,576	56,622	32,177	24,445
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	54,033	84,509	(30,476)	66,588	106,935	(40,347)
New Perspective Fund®:
New Perspective Fund® - Class R-3	10,398	11,804	(1,406)	14,586	41,249	(26,663)
New Perspective Fund® - Class R-4	1,700,576	1,125,631	574,945	1,353,280	1,057,059	296,221
New World Fund, Inc.®:
New World Fund® - Class R-4	19,318	37,859	(18,541)	26,400	70,344	(43,944)
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	29,078	55,446	(26,368)	25,168	22,006	3,162
Parnassus Income Funds:
Parnassus Core Equity Fund℠ - Investor Shares	328,318	305,123	23,195	343,652	325,246	18,406
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class	157,675	227,926	(70,251)	171,002	300,373	(129,371)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	132,709	96,915	35,794	82,758	74,465	8,293

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	1,017,831	961,493	56,338	638,426	900,988	(262,562)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	25,144	333,962	(308,818)	41,248	206,532	(165,284)
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	10,963	27,187	(16,224)	9,717	11,394	(1,677)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	35,422	28,487	6,935	11,240	6,710	4,530
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	2	(2)	144	—	144
Pioneer High Yield VCT Portfolio - Class I	90,963	139,217	(48,254)	102,594	170,322	(67,728)
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	2,833	4,612	(1,779)	2,678	1,565	1,113
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	153,875	267,064	(113,189)	171,425	137,220	34,205
Royce Fund:
Royce Total Return Fund - Service Class	1,013	687	326	202	1	201
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	63,072	155,931	(92,859)	118,802	123,013	(4,211)
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	308,703	262,928	45,775	246,943	211,926	35,017
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class	326,871	185,131	141,740	358,848	183,564	175,284
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	1,147	1,409	(262)	4,822	25,183	(20,361)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	2,877	5,692	(2,815)	1,766	1,199	567
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	835,866	431,380	404,486	247,746	142,197	105,549
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	1,700	1,031	669	1,801	7,958	(6,157)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	192,099	413,660	(221,561)	225,681	406,765	(181,084)
Templeton Global Bond Fund - Class A	490,379	1,012,954	(522,575)	568,967	1,396,925	(827,958)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	1,048	433	615	1,200	776	424
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	233,714	137,487	96,227	229,440	92,589	136,851
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	2,193,715	6,273,665	(4,079,950)	2,474,145	2,426,952	47,193
USAA Mutual Funds Trust:
USAA Precious Metals and Minerals Fund - Class A Shares	1,450,214	380,998	1,069,216	—	—	—
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	10,045	13,554	(3,509)	14,974	7	14,967
Vanguard® Total International Stock Index Fund - Admiral™ Shares	6,066	35	6,031	1,377	1	1,376
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	3,861	3,870	(9)	109	1,048	(939)
Equity Income Portfolio	402	6	396	1,073	1,903	(830)
Small Company Growth Portfolio	1,600	1,537	63	418	530	(112)
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	7,947	27,251	(19,304)	9,063	26,028	(16,965)
Victory Sycamore Small Company Opportunity Fund - Class R	151,676	101,258	50,418	136,964	56,828	80,136
Victory Sycamore Established Value Fund - Class A	227	217	10	29	70	(41)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	4,248,686	4,781,899	(533,213)	4,694,227	5,076,628	(382,401)
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	1,960	1,648	312	2,723	3,646	(923)
Voya Real Estate Fund - Class A	1,112	21,836	(20,724)	22,804	26,996	(4,192)
Voya Funds Trust:
Voya Floating Rate Fund - Class A	35,649	314,841	(279,192)	177,572	71,884	105,688
Voya GNMA Income Fund - Class A	172,299	78,965	93,334	90,411	96,108	(5,697)
Voya Intermediate Bond Fund - Class A	36,917	42,194	(5,277)	15,201	18,497	(3,296)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	32,774,297	31,572,536	1,201,761	45,492,601	45,098,380	394,221

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Intermediate Bond Portfolio (continued):
Voya Intermediate Bond Portfolio - Class S	3,251	16,128	(12,877)	2,485	8,757	(6,272)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	197,493	40,549	156,944	74,503	61,079	13,424
Voya High Yield Portfolio - Adviser Class	33	394	(361)	16	1,257	(1,241)
Voya High Yield Portfolio - Institutional Class	2,456,615	3,034,282	(577,667)	6,287,453	1,327,502	4,959,951
Voya High Yield Portfolio - Service Class	8,210	10,388	(2,178)	145,279	1,121,044	(975,765)
Voya Large Cap Growth Portfolio - Adviser Class	9	315	(306)	28	612	(584)
Voya Large Cap Growth Portfolio - Institutional Class	1,854,256	3,521,597	(1,667,341)	3,084,914	3,476,955	(392,041)
Voya Large Cap Growth Portfolio - Service Class	44,674	52,115	(7,441)	46,401	331,074	(284,673)
Voya Large Cap Value Portfolio - Adviser Class	—	159	(159)	—	165	(165)
Voya Large Cap Value Portfolio - Institutional Class	2,841,938	4,651,419	(1,809,481)	3,108,101	4,552,451	(1,444,350)
Voya Large Cap Value Portfolio - Service Class	18,861	16,132	2,729	14,631	31,237	(16,606)
Voya Limited Maturity Bond Portfolio - Adviser Class	88	58	30	41	1,075	(1,034)
Voya U.S. Stock Index Portfolio - Institutional Class	435,071	553,921	(118,850)	2,403,892	1,164,216	1,239,676
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	35	144	(109)	20	961	(941)
VY® Clarion Global Real Estate Portfolio - Institutional Class	395,820	993,299	(597,479)	753,650	954,444	(200,794)
VY® Clarion Real Estate Portfolio - Adviser Class	—	273	(273)	—	—	—
VY® Clarion Real Estate Portfolio - Institutional Class	955,114	964,886	(9,772)	1,213,213	1,224,421	(11,208)
VY® Clarion Real Estate Portfolio - Service Class	179,540	475,057	(295,517)	265,750	417,622	(151,872)
VY® Invesco Growth and Income Portfolio - Institutional Class	351,013	343,483	7,530	98,637	330,737	(232,100)
VY® Invesco Growth and Income Portfolio - Service Class	114,805	224,641	(109,836)	120,546	276,273	(155,727)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	392	4,018	(3,626)	159	430	(271)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	102,398	116,349	(13,951)	68,740	88,809	(20,069)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	236,658	272,131	(35,473)	216,788	231,527	(14,739)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	45	65	(20)	36	1,168	(1,132)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	289,063	355,331	(66,268)	260,204	340,564	(80,360)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	157,772	247,765	(89,993)	239,955	214,661	25,294
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	—	25	(25)	25	—	25
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	1,811	165	1,646	—	210	(210)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,576,272	2,951,646	(375,374)	2,865,017	1,727,657	1,137,360

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust (continued):
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	5,163,561	5,826,939	(663,378)	6,531,993	4,965,966	1,566,027
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	1,078	9,022	(7,944)	325	2,909	(2,584)
VY® T. Rowe Price Equity Income Portfolio - Service Class	921,430	1,240,919	(319,489)	2,640,654	2,101,403	539,251
VY® T. Rowe Price International Stock Portfolio - Adviser Class	159	225	(66)	91	1,484	(1,393)
VY® T. Rowe Price International Stock Portfolio - Service Class	55,901	72,959	(17,058)	74,210	90,184	(15,974)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	25,693,622	19,850,984	5,842,638	16,139,130	14,937,448	1,201,682
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	4,276	6,486	(2,210)	2,160	2,386	(226)
Voya Multi-Manager International Small Cap Fund - Class A	442	873	(431)	634	3,343	(2,709)
Voya Multi-Manager International Small Cap Fund - Class I	42,697	40,464	2,233	26,749	54,944	(28,195)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	1,100	11,490	(10,390)	907	283	624
Voya Global Bond Portfolio - Initial Class	1,979,287	2,162,675	(183,388)	3,061,951	3,318,856	(256,905)
Voya Global Bond Portfolio - Service Class	25,800	18,733	7,067	26,139	17,957	8,182
Voya Index Solution 2025 Portfolio - Initial Class	149,663	402,319	(252,656)	129,703	152,754	(23,051)
Voya Index Solution 2025 Portfolio - Service 2 Class	62,298	58,304	3,994	84,986	139,512	(54,526)
Voya Index Solution 2025 Portfolio - Service Class	293,497	171,224	122,273	195,661	151,860	43,801
Voya Index Solution 2035 Portfolio - Initial Class	185,742	570,883	(385,141)	174,556	144,015	30,541
Voya Index Solution 2035 Portfolio - Service 2 Class	33,406	20,219	13,187	33,573	27,753	5,820
Voya Index Solution 2035 Portfolio - Service Class	160,407	212,882	(52,475)	169,387	113,114	56,273
Voya Index Solution 2045 Portfolio - Initial Class	177,960	559,972	(382,012)	158,543	152,399	6,144
Voya Index Solution 2045 Portfolio - Service 2 Class	23,788	15,554	8,234	53,238	34,787	18,451
Voya Index Solution 2045 Portfolio - Service Class	122,660	95,366	27,294	108,273	88,767	19,506
Voya Index Solution 2055 Portfolio - Initial Class	229,063	417,839	(188,776)	166,846	126,462	40,384
Voya Index Solution 2055 Portfolio - Service 2 Class	23,410	7,392	16,018	27,129	19,041	8,088
Voya Index Solution 2055 Portfolio - Service Class	127,947	85,138	42,809	89,652	56,262	33,390
Voya Index Solution 2065 Portfolio - Initial Class	486	170	316	—	—	—
Voya Index Solution 2065 Portfolio - Service Class	785	—	785	—	—	—
Voya Index Solution Income Portfolio - Initial Class	73,429	207,852	(134,423)	59,518	99,172	(39,654)
Voya Index Solution Income Portfolio - Service 2 Class	11,427	13,107	(1,680)	26,579	49,852	(23,273)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc. (continued):
Voya Index Solution Income Portfolio - Service Class	37,831	37,848	(17)	44,273	40,389	3,884
Voya International High Dividend Low Volatility Portfolio - Adviser Class	227	2,479	(2,252)	395	2,324	(1,929)
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,294,557	1,820,068	(525,511)	1,665,987	2,212,099	(546,112)
Voya International High Dividend Low Volatility Portfolio - Service Class	778	1,092	(314)	1,867	3,960	(2,093)
Voya Solution 2025 Portfolio - Adviser Class	352	11,440	(11,088)	259	3,801	(3,542)
Voya Solution 2025 Portfolio - Initial Class	348,844	207,743	141,101	236,313	149,325	86,988
Voya Solution 2025 Portfolio - Service 2 Class	71,742	161,863	(90,121)	104,467	227,740	(123,273)
Voya Solution 2025 Portfolio - Service Class	1,108,161	1,336,091	(227,930)	1,287,027	1,749,146	(462,119)
Voya Solution 2035 Portfolio - Adviser Class	304	7,260	(6,956)	59	529	(470)
Voya Solution 2035 Portfolio - Initial Class	280,317	179,139	101,178	240,497	75,637	164,860
Voya Solution 2035 Portfolio - Service 2 Class	167,702	294,191	(126,489)	282,459	380,990	(98,531)
Voya Solution 2035 Portfolio - Service Class	1,077,657	1,230,104	(152,447)	1,435,921	1,672,162	(236,241)
Voya Solution 2045 Portfolio - Adviser Class	—	34	(34)	15	14	1
Voya Solution 2045 Portfolio - Initial Class	233,789	161,324	72,465	172,097	90,496	81,601
Voya Solution 2045 Portfolio - Service 2 Class	73,481	129,931	(56,450)	125,765	184,940	(59,175)
Voya Solution 2045 Portfolio - Service Class	827,609	960,119	(132,510)	1,079,684	1,136,874	(57,190)
Voya Solution 2055 Portfolio - Initial Class	139,863	51,250	88,613	105,231	27,950	77,281
Voya Solution 2055 Portfolio - Service 2 Class	25,446	54,631	(29,185)	56,600	69,219	(12,619)
Voya Solution 2055 Portfolio - Service Class	491,476	279,999	211,477	542,185	366,855	175,330
Voya Solution 2065 Portfolio - Service Class	36,567	6,423	30,144	—	—	—
Voya Solution Balanced Portfolio - Service Class	53,278	46,007	7,271	57,489	69,726	(12,237)
Voya Solution Income Portfolio - Adviser Class	—	24,961	(24,961)	—	1,528	(1,528)
Voya Solution Income Portfolio - Initial Class	275,945	112,571	163,374	88,856	120,185	(31,329)
Voya Solution Income Portfolio - Service 2 Class	92,480	119,522	(27,042)	96,853	149,150	(52,297)
Voya Solution Income Portfolio - Service Class	204,243	461,236	(256,993)	667,378	1,183,991	(516,613)
Voya Solution Moderately Conservative Portfolio - Service Class	82,361	89,287	(6,926)	122,790	80,597	42,193
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	12	558	(546)	329	319	10
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	168,573	243,293	(74,720)	158,796	454,173	(295,377)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	546,373	818,118	(271,745)	1,821,555	1,273,548	548,007
VY® Baron Growth Portfolio - Adviser Class	2,117	3,980	(1,863)	306	1,155	(849)
VY® Baron Growth Portfolio - Service Class	778,591	1,194,283	(415,692)	2,199,034	1,621,251	577,783

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc. (continued):
VY® Columbia Contrarian Core Portfolio - Service Class	178,875	209,130	(30,255)	68,823	106,652	(37,829)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	217	(217)	—	203	(203)
VY® Columbia Small Cap Value II Portfolio - Service Class	59,896	59,749	147	45,575	83,365	(37,790)
VY® Invesco Comstock Portfolio - Adviser Class	545	1,344	(799)	301	1,248	(947)
VY® Invesco Comstock Portfolio - Service Class	591,822	803,640	(211,818)	1,557,631	1,656,610	(98,979)
VY® Invesco Equity and Income Portfolio - Adviser Class	363	1,574	(1,211)	405	5,431	(5,026)
VY® Invesco Equity and Income Portfolio - Initial Class	1,941,859	3,162,461	(1,220,602)	1,609,527	2,809,804	(1,200,277)
VY® Invesco Equity and Income Portfolio - Service Class	28,399	37,631	(9,232)	16,784	35,912	(19,128)
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	64	1,573	(1,509)	100	856	(756)
VY® Invesco Oppenheimer Global Portfolio - Initial Class	2,158,439	4,358,039	(2,199,600)	3,330,556	5,093,462	(1,762,906)
VY® Invesco Oppenheimer Global Portfolio - Service Class	4,836	4,098	738	4,786	5,230	(444)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	692	2,917	(2,225)	109	1,286	(1,177)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	74,569	200,019	(125,450)	84,055	227,949	(143,894)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	421,582	595,445	(173,863)	739,176	935,458	(196,282)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	247	1,330	(1,083)	296	535	(239)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,638,486	2,834,857	(1,196,371)	2,014,985	2,634,191	(619,206)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	4,413	9,803	(5,390)	4,093	12,811	(8,718)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	306	3,962	(3,656)	381	3,919	(3,538)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	1,832,891	2,333,716	(500,825)	15,209,008	13,793,775	1,415,233
VY® T. Rowe Price Growth Equity Portfolio - Service Class	20,069	35,510	(15,441)	10,132	37,585	(27,453)
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	220,141	172,160	47,981	115,626	123,565	(7,939)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	580,123	571,187	8,936	1,176,834	1,175,186	1,648
Voya Strategic Allocation Growth Portfolio - Class I	491,491	579,979	(88,488)	483,348	570,917	(87,569)
Voya Strategic Allocation Moderate Portfolio - Class I	784,968	918,384	(133,416)	845,269	992,141	(146,872)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	910	8,053	(7,143)	200	3,804	(3,604)
Voya Growth and Income Portfolio - Class I	6,237,376	8,476,083	(2,238,707)	7,361,771	10,147,939	(2,786,168)
Voya Growth and Income Portfolio - Class S	4,940	4,035	905	1,531	1,545	(14)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	2,382,830	3,152,229	(769,399)	3,810,656	3,912,017	(101,361)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya Global High Dividend Low Volatility Portfolio - Class S	74,052	165,763	(91,711)	66,418	154,154	(87,736)
Voya Index Plus LargeCap Portfolio - Class I	1,790,620	2,533,860	(743,240)	3,027,125	3,967,308	(940,183)
Voya Index Plus LargeCap Portfolio - Class S	263	3,496	(3,233)	56	1,003	(947)
Voya Index Plus MidCap Portfolio - Class I	1,085,495	1,847,842	(762,347)	2,830,622	2,647,839	182,783
Voya Index Plus MidCap Portfolio - Class S	64	757	(693)	190	794	(604)
Voya Index Plus SmallCap Portfolio - Class I	522,914	846,578	(323,664)	511,557	928,183	(416,626)
Voya Index Plus SmallCap Portfolio - Class S	76	1,110	(1,034)	58	978	(920)
Voya International Index Portfolio - Class I	1,000,399	1,153,638	(153,239)	1,089,060	1,120,328	(31,268)
Voya International Index Portfolio - Class S	31	1	30	17	—	17
Voya Russell™ Large Cap Growth Index Portfolio - Class I	14,650,191	14,524,569	125,622	17,941,062	17,776,014	165,048
Voya Russell™ Large Cap Growth Index Portfolio - Class S	15,223	17,026	(1,803)	14,514	5,600	8,914
Voya Russell™ Large Cap Index Portfolio - Class I	1,955,641	1,511,950	443,691	1,512,475	1,187,425	325,050
Voya Russell™ Large Cap Index Portfolio - Class S	101,538	102,564	(1,026)	176,779	178,294	(1,515)
Voya Russell™ Large Cap Value Index Portfolio - Class I	2,510	4,000	(1,490)	5,289	10,542	(5,253)
Voya Russell™ Large Cap Value Index Portfolio - Class S	197,568	195,430	2,138	151,755	118,308	33,447
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	94,804	143,295	(48,491)	113,461	105,139	8,322
Voya Russell™ Mid Cap Index Portfolio - Class I	1,358,865	1,741,156	(382,291)	1,893,371	1,509,026	384,345
Voya Russell™ Small Cap Index Portfolio - Class I	1,348,440	1,144,648	203,792	1,830,685	1,031,016	799,669
Voya Small Company Portfolio - Class I	655,767	943,745	(287,978)	1,382,101	1,671,176	(289,075)
Voya Small Company Portfolio - Class S	662	2,356	(1,694)	228	20	208
Voya U.S. Bond Index Portfolio - Class I	1,686,872	982,001	704,871	611,067	404,644	206,423
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	827,693	1,228,280	(400,587)	1,232,609	1,535,476	(302,867)
Voya MidCap Opportunities Portfolio - Class S	9,560	15,634	(6,074)	2,675	9,437	(6,762)
Voya SmallCap Opportunities Portfolio - Class I	433,859	641,044	(207,185)	790,086	825,337	(35,251)
Voya SmallCap Opportunities Portfolio - Class S	—	1,658	(1,658)	459	1,423	(964)
Wanger Advisors Trust:
Wanger International	259,765	521,716	(261,951)	273,812	549,469	(275,657)
Wanger Select	112,839	320,652	(207,813)	128,252	361,161	(232,909)
Wanger USA	256,199	588,081	(331,882)	365,912	484,200	(118,288)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Washington Mutual Investors Fund℠, Inc.:
Washington Mutual Investors Fund℠ - Class R-3	14,144	20,044	(5,900)	15,215	76,988	(61,773)
Washington Mutual Investors Fund℠ - Class R-4	823,778	1,317,189	(493,411)	1,483,276	1,354,650	128,626
Wells Fargo Funds Trust:
Wells Fargo Small Company Growth Fund - Administrator Class	174,138	154,759	19,379	201,292	226,086	(24,794)
Wells Fargo Small Company Value Fund - Class A	1,118	947	171	12,562	789	11,773
Wells Fargo Special Small Cap Value Fund - Class A	149,974	370,353	(220,379)	137,920	296,042	(158,122)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.    Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2020, 2019, 2018, 2017, and 2016, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AB Relative Value Fund - Class A
2020		6	$11.54	to	$28.84	$164	1.21%	0.70%	to	1.25%	1.86%	to	5.87%
2019		6	$11.46	to	$28.25	$167	1.17%	0.70%	to	0.90%	22.02%	to	22.09%
2018		8	$22.43	to	$23.46	$174	1.10%	0.60%	to	0.90%	-6.66%	to	-6.57%
2017		8	$24.03	to	$24.37	$191	0.81%	0.80%	to	0.90%	17.68%	to	17.79%
2016		9	$20.42	to	$20.69	$178	1.75%	0.80%	to	0.90%	10.14%	to	10.29%
AB VPS Growth and Income Portfolio - Class A
2020		22	$28.83	to	$29.31	$653	1.48%	1.15%	to	1.25%	1.44%	to	1.56%
2019		24	$28.42	to	$28.86	$700	1.26%	1.15%	to	1.25%	22.39%	to	22.50%
2018		24	$23.22	to	$23.56	$572	1.01%	1.15%	to	1.25%	-6.82%	to	-6.69%
2017		25	$24.91	to	$25.25	$622	1.26%	1.15%	to	1.25%	17.49%	to	17.55%
2016		31	$21.21	to	$21.48	$655	0.95%	1.15%	to	1.25%	9.90%	to	10.04%
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
2020		1,600		$14.30		$22,876	0.28%		0.00%			22.96%
2019		1,475		$11.63		$17,155	1.47%		0.00%			23.46%
2018		1,322		$9.42		$12,452	2.69%		0.00%			-15.14%
2017		1,117		$11.10		$12,399	1.56%		0.00%			26.28%
2016		784		$8.79		$6,893	2.63%		0.00%			6.55%
Invesco Capital Appreciation Fund - Class A
2020		2	$34.18	to	$36.26	$83	0.00%	0.85%	to	1.20%	34.67%	to	35.15%
2019		3	$25.38	to	$26.83	$75	0.00%	0.85%	to	1.20%	34.43%	to	34.89%
2018		3	$18.88	to	$19.89	$66	0.00%	0.85%	to	1.20%	-7.09%	to	-6.75%
2017		3	$20.32	to	$21.33	$74	0.01%	0.85%	to	1.20%	25.05%	to	25.47%
2016		4	$16.25	to	$17.00	$64	0.07%	0.85%	to	1.20%	-3.50%	to	-3.19%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Floating Rate ESG Fund - Class R5
2020		27	$11.27	to	$12.12	$312	4.17%	0.30%	to	1.40%	0.44%	to	1.51%
2019		31	$11.22	to	$11.94	$359	5.96%	0.30%	to	1.40%	6.13%	to	7.28%
2018		26	$10.57	to	$11.13	$279	5.52%	0.30%	to	1.40%	-1.49%	to	-0.27%
2017		14	$10.73	to	$11.16	$156	4.09%	0.30%	to	1.40%	2.88%	to	4.01%
2016		8	$10.42	to	$10.73	$82	4.68%	0.30%	to	1.40%	9.84%	to	10.85%
Invesco Main Street Fund - Class A
2020		94	$17.04	to	$17.18	$1,598	0.80%	0.95%	to	1.20%	13.00%	to	13.32%
2019		112	$13.13	to	$15.16	$1,650	1.02%	0.75%	to	1.20%	30.45%	to	30.91%
2018		81	$10.03	to	$11.60	$910	1.17%	0.75%	to	1.20%	-9.05%	to	-8.57%
2017		64	$10.97	to	$12.72	$796	1.34%	0.75%	to	1.20%	15.34%	to	15.43%
2016	05/13/2016	17		$11.02		$182	(a)		1.20%			(a)
Invesco Main Street Mid Cap Fund® - Class A
2020	05/15/2020	275	$13.94	to	$14.07	$3,850	(e)	0.25%	to	1.50%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Invesco Small Cap Growth Fund - Class A
2020		4		$55.86		$203	0.00%		1.00%			55.43%
2019		3		$35.94		$114	0.00%		1.00%			23.04%
2018		3		$29.21		$91	0.00%		1.00%			9.90%
2017		3		$32.42		$102	0.00%		1.00%			23.68%
2016		3		$26.22		$72	0.00%		1.00%			10.21%
Invesco International Growth Fund - Class R5
2020		52	$13.64	to	$16.96	$830	1.17%	0.75%	to	0.95%	12.63%	to	12.92%
2019		50	$12.11	to	$15.02	$715	2.42%	0.75%	to	0.95%	27.21%	to	27.40%
2018		46	$9.52	to	$11.79	$523	1.16%	0.75%	to	0.95%	-15.90%	to	-15.67%
2017		50	$11.32	to	$13.98	$686	2.17%	0.75%	to	0.95%		21.99%
2016		48		$11.46		$547	1.69%		0.85%			-1.38%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco International Small-Mid Company Fund - Class Y
2020		52	$20.21	to	$21.96	$1,074	0.00%	0.15%	to	1.40%	23.30%	to	24.37%
2019		48	$16.39	to	$17.19	$795	0.45%	0.55%	to	1.40%	23.33%	to	24.38%
2018		40	$13.29	to	$13.82	$543	0.86%	0.55%	to	1.40%	-10.51%	to	-9.73%
2017		41	$14.85	to	$15.31	$616	1.30%	0.55%	to	1.40%	36.36%	to	37.31%
2016		33	$10.89	to	$11.07	$365	0.58%	0.75%	to	1.40%	-1.63%	to	-1.17%
Invesco Oppenheimer International Growth Fund - Class Y
2020		29	$13.64	to	$14.67	$405	0.00%	0.30%	to	1.40%	20.49%	to	21.70%
2019		67	$11.32	to	$11.98	$770	1.27%	0.40%	to	1.40%	27.19%	to	28.54%
2018		55	$8.90	to	$9.32	$492	1.45%	0.40%	to	1.40%	-20.46%	to	-19.72%
2017		42	$11.19	to	$11.61	$474	1.12%	0.40%	to	1.40%	25.17%	to	26.47%
2016		28	$8.94	to	$9.18	$255	1.80%	0.40%	to	1.40%	-3.34%	to	-2.44%
Invesco Developing Markets Fund - Class A
2020		3,326	$15.00	to	$139.34	$252,661	0.00%	0.00%	to	1.75%	15.18%	to	17.26%
2019		3,775	$12.89	to	$118.87	$246,688	0.24%	0.00%	to	1.75%	21.86%	to	23.99%
2018		4,037	$10.47	to	$95.87	$216,966	0.25%	0.00%	to	1.75%	-13.67%	to	-12.14%
2017		4,354	$12.01	to	$109.12	$268,701	0.34%	0.00%	to	1.75%	32.45%	to	34.81%
2016		3,352	$10.31	to	$80.96	$197,196	0.23%	0.00%	to	1.75%	5.05%	to	6.94%
Invesco Developing Markets Fund - Class Y
2020		2,869	$16.35	to	$18.15	$50,156	0.22%	0.00%	to	1.25%	16.04%	to	17.48%
2019		3,305	$14.09	to	$15.45	$49,389	0.55%	0.00%	to	1.25%	22.74%	to	24.30%
2018		3,523	$11.48	to	$12.43	$42,564	0.56%	0.00%	to	1.25%	-13.03%	to	-11.91%
2017		3,726	$13.20	to	$14.11	$51,340	0.67%	0.00%	to	1.25%	33.47%	to	35.15%
2016		3,464	$9.89	to	$10.44	$35,494	0.53%	0.00%	to	1.25%	5.78%	to	7.08%
Invesco Endeavor Fund - Class A
2020		1	$23.31	to	$24.62	$25	0.00%	0.45%	to	0.95%	-1.27%	to	26.79%
2019		1	$23.61	to	$24.81	$26	0.00%	0.45%	to	0.95%	20.58%	to	21.20%
2018		1	$19.58	to	$20.47	$14	0.00%	0.45%	to	0.95%	-17.87%	to	-17.46%
2017		1	$23.84	to	$24.80	$15	0.00%	0.45%	to	0.95%	16.55%	to	16.93%
2016		1	$20.00	to	$21.21	$12	0.00%	0.45%	to	1.30%	19.26%	to	20.31%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Health Care Fund - Investor Class
2020		1	$93.82	to	$107.02	$92	0.00%	0.65%	to	1.50%	12.74%	to	13.69%
2019		1	$83.22	to	$94.13	$115	0.00%	0.65%	to	1.50%	30.01%	to	31.14%
2018		2	$64.01	to	$71.78	$132	0.00%	0.65%	to	1.50%	-1.04%	to	-0.19%
2017		2	$64.67	to	$71.91	$109	0.00%	0.65%	to	1.50%	13.73%	to	14.72%
2016		3	$56.86	to	$62.69	$190	0.19%	0.65%	to	1.50%	-13.02%	to	-12.28%
Invesco International Bond Fund - Class A
2020		1	$12.02	to	$13.62	$9	3.77%	0.60%	to	1.75%	7.13%	to	8.53%
2019		4	$11.70	to	$12.54	$44	5.59%	0.70%	to	1.40%	8.37%	to	8.67%
2018		12	$10.99	to	$11.80	$135	4.75%	0.45%	to	1.25%	-7.02%	to	-6.27%
2017		13	$11.82	to	$12.59	$160	3.79%	0.45%	to	1.25%	9.44%	to	10.34%
2016		15	$10.58	to	$11.41	$163	4.02%	0.45%	to	1.55%	4.55%	to	5.45%
Invesco High Yield Fund - Class R5
2020		33	$11.80	to	$12.70	$395	8.54%	0.30%	to	1.40%	2.52%	to	3.67%
2019		69	$11.51	to	$12.25	$800	6.15%	0.30%	to	1.40%	11.96%	to	13.22%
2018		51	$10.28	to	$10.82	$533	5.54%	0.30%	to	1.40%	-4.64%	to	-3.57%
2017		37	$10.78	to	$11.22	$405	5.31%	0.30%	to	1.40%	5.17%	to	6.35%
2016		26	$10.25	to	$10.55	$269	5.73%	0.30%	to	1.40%	10.10%	to	11.29%
Invesco American Value Fund - Class R5
2020		64	$12.90	to	$13.65	$834	0.44%	0.55%	to	1.40%	0.23%	to	1.11%
2019		77	$12.87	to	$13.50	$1,002	0.34%	0.55%	to	1.40%	23.39%	to	24.42%
2018		72	$10.43	to	$10.85	$754	0.92%	0.55%	to	1.40%	-13.80%	to	-13.41%
2017		62	$12.10	to	$12.30	$761	1.02%	0.95%	to	1.40%	8.33%	to	8.75%
2016		64	$11.17	to	$11.31	$717	0.48%	0.95%	to	1.40%	14.45%	to	15.06%
Invesco Energy Fund - Class R5
2020		12	$2.98	to	$3.24	$37	2.38%	0.15%	to	1.40%	-32.81%	to	14.34%
2019		10	$4.43	to	$4.72	$47	2.20%	0.30%	to	1.40%	3.75%	to	5.12%
2018		10	$4.27	to	$4.49	$44	2.41%	0.30%	to	1.40%	-27.50%	to	-26.75%
2017		20	$5.89	to	$6.13	$122	4.30%	0.30%	to	1.40%	-9.10%	to	-8.51%
2016		6	$6.48	to	$6.58	$40	2.29%	0.80%	to	1.40%	23.43%	to	24.01%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Gold & Special Minerals Fund - Class A
2020		18	$10.28	to	$11.59	$202	2.14%	0.45%	to	1.55%	22.39%	to	37.80%
2019		10	$7.59	to	$8.26	$79	0.00%	0.80%	to	1.65%	44.02%	to	45.17%
2018		8	$5.27	to	$5.69	$45	0.00%	0.80%	to	1.65%		-14.29%
2017		8	$6.12	to	$6.92	$52	3.12%	0.20%	to	1.75%	15.04%	to	16.89%
2016		7	$5.32	to	$5.92	$38	8.12%	0.20%	to	1.75%	46.67%	to	48.37%
Invesco Small Cap Value Fund - Class A
2020		1	$34.32	to	$39.70	$52	0.00%	0.20%	to	1.45%	9.71%	to	63.51%
2019		1	$30.76	to	$35.90	$45	0.00%	0.20%	to	1.65%	29.90%	to	31.79%
2018		2	$23.68	to	$27.24	$60	0.00%	0.20%	to	1.65%	-26.53%	to	-25.43%
2017		4	$32.23	to	$36.53	$152	0.00%	0.20%	to	1.65%	16.35%	to	17.46%
2016		11	$27.70	to	$30.71	$318	0.18%	0.30%	to	1.65%	16.34%	to	17.59%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
2020		1	$17.09	to	$35.08	$23	0.00%	1.25%	to	1.50%	38.61%	to	38.93%
2019		1	$12.33	to	$25.25	$18	0.00%	1.25%	to	1.50%	37.31%	to	37.68%
2018		1	$8.98	to	$18.34	$14	0.00%	1.25%	to	1.50%	-7.52%	to	-7.28%
2017		2	$9.71	to	$19.78	$16	0.03%	1.25%	to	1.50%	26.93%	to	27.20%
2016		2	$7.65	to	$15.55	$14	0.00%	1.25%	to	1.50%	0.79%	to	1.04%
Invesco Oppenheimer V.I. Global Fund - Series I
2020		5	$59.62	to	$73.13	$359	0.61%	0.50%	to	1.40%	25.86%	to	27.01%
2019		6	$33.47	to	$57.58	$292	0.76%	0.50%	to	1.40%	29.96%	to	31.13%
2018		6	$25.59	to	$43.91	$231	1.17%	0.50%	to	1.40%	-14.40%	to	-13.61%
2017		6	$25.66	to	$50.83	$283	0.94%	0.50%	to	1.80%	34.21%	to	35.98%
2016		6	$19.12	to	$37.38	$211	0.98%	0.50%	to	1.80%	-1.70%	to	-0.43%
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
2020		4	$23.18	to	$27.19	$101	6.03%	0.55%	to	1.25%	2.11%	to	2.84%
2019		4	$22.70	to	$26.44	$98	4.26%	0.55%	to	1.25%	9.40%	to	10.21%
2018		4	$20.75	to	$23.99	$90	5.41%	0.55%	to	1.25%	-5.60%	to	-4.91%
2017		4	$21.98	to	$25.23	$95	2.30%	0.55%	to	1.25%	4.97%	to	5.70%
2016		4	$20.94	to	$23.87	$90	4.71%	0.55%	to	1.25%	5.23%	to	5.95%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer V.I. Main Street Fund - Series I
2020		2	$23.73	to	$27.60	$59	1.67%	1.25%	to	1.50%	12.25%	to	12.52%
2019		3	$21.14	to	$24.53	$61	1.75%	1.25%	to	1.50%	30.09%	to	30.48%
2018		3	$16.25	to	$18.80	$53	1.68%	1.25%	to	1.50%	-9.27%	to	-9.05%
2017		4	$17.91	to	$20.67	$66	1.26%	1.25%	to	1.50%	15.18%	to	15.47%
2016		4	$15.55	to	$17.90	$64	1.09%	1.25%	to	1.50%	9.97%	to	10.22%
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
2020		1,025	$13.41	to	$43.33	$30,180	0.53%	0.25%	to	1.50%	18.14%	to	28.88%
2019		1,156	$11.22	to	$36.50	$29,094	0.20%	0.00%	to	1.50%	24.57%	to	26.47%
2018		1,000	$18.81	to	$29.15	$24,778	0.33%	0.00%	to	1.50%	-11.67%	to	-10.32%
2017		1,058	$21.17	to	$32.83	$29,512	0.87%	0.00%	to	1.50%	12.45%	to	14.17%
2016		1,123	$18.71	to	$29.05	$27,621	0.50%	0.00%	to	1.50%	16.33%	to	18.02%
Invesco V.I. American Franchise Fund - Series I
2020		516	$33.83	to	$141.45	$45,196	0.07%	0.00%	to	1.50%	40.25%	to	42.35%
2019		505	$24.12	to	$99.37	$32,064	0.00%	0.00%	to	1.50%	34.67%	to	36.76%
2018		553	$17.91	to	$72.66	$26,539	0.00%	0.00%	to	1.50%	-5.06%	to	-3.62%
2017		560	$18.86	to	$75.39	$28,558	0.09%	0.00%	to	1.50%	25.44%	to	27.33%
2016		569	$15.03	to	$59.21	$23,516	0.00%	0.00%	to	1.50%	0.74%	to	2.28%
Invesco V.I. Core Equity Fund - Series I
2020		1,475	$18.10	to	$33.78	$32,553	1.26%	0.10%	to	1.95%	11.61%	to	13.73%
2019		1,570	$16.09	to	$29.82	$30,828	0.97%	0.10%	to	1.95%	26.42%	to	28.80%
2018		1,738	$12.62	to	$23.24	$27,039	0.93%	0.00%	to	1.95%	-11.17%	to	-9.39%
2017		1,909	$14.10	to	$25.77	$33,267	1.02%	0.00%	to	1.95%	11.03%	to	13.17%
2016		2,132	$12.61	to	$22.89	$33,203	0.75%	0.00%	to	1.95%	8.06%	to	10.29%
Alger Responsible Investing Fund - Class A
2020		274	$31.41	to	$52.37	$12,770	0.00%	0.00%	to	1.50%	4.67%	to	35.78%
2019		204	$22.32	to	$38.57	$7,080	0.00%	0.00%	to	1.50%	31.94%	to	33.88%
2018		234	$15.94	to	$28.81	$6,124	0.00%	0.00%	to	1.50%	-3.15%	to	-1.64%
2017		206	$16.43	to	$29.29	$5,544	0.00%	0.00%	to	1.50%	25.51%	to	27.40%
2016		171	$13.07	to	$22.99	$3,644	0.00%	0.00%	to	1.50%	0.49%	to	2.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Alger Capital Appreciation Fund - Class A
2020		4	$49.32	to	$51.80	$189	0.00%	0.70%	to	1.15%	39.99%	to	40.65%
2019		3	$35.23	to	$37.20	$123	0.00%	0.60%	to	1.15%	31.60%	to	32.34%
2018		4	$26.77	to	$28.11	$115	0.00%	0.60%	to	1.15%	-2.12%	to	-1.58%
2017		4	$27.35	to	$28.56	$103	0.00%	0.60%	to	1.15%	30.19%	to	30.41%
2016		22	$20.51	to	$21.90	$481	0.00%	0.60%	to	1.55%	-1.20%	to	-0.37%
AllianzGI Dividend Value Fund - Class A
2020		6	$27.43	to	$28.73	$179	1.42%	0.60%	to	1.00%	-3.45%	to	11.79%
2019		9	$28.41	to	$29.33	$244	1.85%	0.70%	to	1.00%	23.41%	to	23.76%
2018		13	$23.02	to	$23.70	$297	1.91%	0.70%	to	1.00%	-11.02%	to	-10.73%
2017		13	$25.87	to	$26.55	$331	1.88%	0.70%	to	1.00%	14.57%	to	14.89%
2016		13	$22.58	to	$23.11	$293	2.31%	0.70%	to	1.00%	14.68%	to	15.09%
AllianzGI Large-Cap Value Fund - Institutional Class
2020		—		$19.04		$8	0.00%		0.80%			1.49%
2019		—		$18.76		$8	0.00%		0.80%			23.99%
2018		—		$15.13		$6	0.00%		0.80%			-10.10%
2017		—		$16.83		$7	2.04%		0.80%			20.39%
2016		—		$13.98		$6	2.28%		0.80%			13.47%
AllianzGI Small-Cap Value Fund - Class A
2020		1	$26.63	to	$31.53	$23	0.00%	0.45%	to	1.45%	-5.97%	to	19.21%
2019		1	$28.32	to	$31.91	$29	0.00%	0.70%	to	1.45%	22.49%	to	23.40%
2018		9	$23.12	to	$26.44	$240	2.88%	0.55%	to	1.45%	-20.47%	to	-19.76%
2017		12	$29.07	to	$32.95	$385	0.41%	0.55%	to	1.45%	8.35%	to	9.07%
2016		19	$26.55	to	$30.21	$546	1.36%	0.55%	to	1.55%	21.47%	to	22.26%
Amana Growth Fund - Investor Class
2020		2,150	$15.05	to	$52.35	$77,907	0.24%	0.00%	to	1.50%	26.62%	to	32.85%
2019		2,178	$11.37	to	$39.56	$62,144	0.40%	0.00%	to	1.70%	30.84%	to	33.09%
2018		1,900	$20.93	to	$30.28	$46,429	0.46%	0.00%	to	1.70%	0.69%	to	2.43%
2017		1,942	$20.74	to	$29.64	$46,559	0.49%	0.00%	to	1.70%	26.82%	to	29.03%
2016		1,998	$16.32	to	$23.04	$37,550	0.65%	0.00%	to	1.70%	5.91%	to	7.62%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Amana Income Fund - Investor Class
2020		2,605	$12.88	to	$35.87	$77,421	1.10%	0.00%	to	1.50%	2.10%	to	60.49%
2019		2,815	$11.34	to	$31.61	$74,306	1.25%	0.00%	to	1.50%	23.38%	to	25.29%
2018		3,088	$18.69	to	$25.70	$66,562	1.19%	0.00%	to	1.50%	-6.64%	to	-5.21%
2017		3,299	$20.01	to	$27.18	$75,988	0.55%	0.00%	to	1.50%	19.88%	to	21.66%
2016		3,553	$16.70	to	$22.40	$67,948	1.39%	0.00%	to	1.60%	7.62%	to	9.36%
American Balanced Fund® - Class R-3
2020		62	$25.65	to	$31.42	$1,826	1.05%	0.20%	to	1.40%	6.15%	to	10.28%
2019		74	$23.35	to	$29.41	$1,969	1.51%	0.00%	to	1.45%	17.04%	to	18.78%
2018		124	$19.95	to	$24.76	$2,791	1.60%	0.00%	to	1.45%	-4.45%	to	-3.05%
2017		126	$20.59	to	$25.54	$2,956	1.39%	0.00%	to	1.55%	13.32%	to	15.05%
2016		212	$18.17	to	$22.20	$4,359	1.40%	0.00%	to	1.55%	6.57%	to	8.24%
American Beacon Small Cap Value Fund - Investor Class
2020		8	$11.26	to	$14.31	$97	0.36%	0.55%	to	1.25%	2.48%	to	3.17%
2019		35	$10.96	to	$13.87	$463	1.03%	0.55%	to	1.25%	21.51%	to	22.42%
2018		28	$8.99	to	$11.33	$315	0.32%	0.55%	to	1.25%	-16.96%	to	-16.38%
2017		23	$10.79	to	$13.55	$303	0.27%	0.55%	to	1.25%	7.05%	to	7.46%
2016		17	$12.34	to	$12.51	$212	0.66%	0.75%	to	1.25%	24.77%	to	25.48%
Inflation-Adjusted Bond Fund - Investor Class
2020		2,750	$11.51	to	$15.67	$35,705	1.22%	0.00%	to	1.70%	8.38%	to	10.27%
2019		2,226	$10.51	to	$14.21	$26,836	2.33%	0.00%	to	1.80%	5.96%	to	7.90%
2018		2,568	$9.82	to	$13.17	$29,126	2.83%	0.00%	to	1.80%	-4.20%	to	-2.52%
2017		2,734	$10.15	to	$13.51	$31,930	2.53%	0.00%	to	1.90%	1.15%	to	3.05%
2016		2,011	$9.93	to	$13.11	$24,388	2.00%	0.00%	to	1.90%	2.81%	to	4.71%
American Century Investments® Disciplined Core Value Fund - A Class
2020		450	$26.16	to	$88.36	$11,886	1.54%	0.65%	to	1.20%	10.29%	to	10.88%
2019		486	$23.72	to	$79.69	$11,609	1.84%	0.65%	to	1.20%	22.21%	to	22.90%
2018		502	$19.41	to	$64.84	$9,812	1.69%	0.65%	to	1.20%	-8.18%	to	-7.70%
2017		517	$21.14	to	$70.25	$11,002	2.15%	0.65%	to	1.20%	18.83%	to	19.51%
2016		537	$17.79	to	$58.78	$9,606	2.09%	0.65%	to	1.20%	11.96%	to	12.58%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Funds® Fundamental Investors® - Class R-3
2020		38	$24.46	to	$29.02	$1,054	1.21%	0.00%	to	1.35%	11.95%	to	65.15%
2019		46	$21.39	to	$25.32	$1,090	1.31%	0.00%	to	1.45%	25.38%	to	27.17%
2018		47	$17.06	to	$19.91	$889	1.25%	0.00%	to	1.45%	-8.33%	to	-6.96%
2017		52	$18.43	to	$21.40	$1,037	1.12%	0.00%	to	1.55%	21.09%	to	22.68%
2016		89	$15.22	to	$17.26	$1,482	1.28%	0.10%	to	1.55%	10.51%	to	11.90%
American Funds® Fundamental Investors® - Class R-4
2020		4,767	$24.93	to	$30.14	$127,998	1.53%	0.00%	to	1.50%	11.75%	to	18.60%
2019		5,153	$22.02	to	$26.23	$121,394	1.56%	0.00%	to	1.50%	25.61%	to	27.58%
2018		5,236	$17.53	to	$20.56	$97,554	1.56%	0.00%	to	1.50%	-8.03%	to	-6.67%
2017		5,519	$19.06	to	$22.03	$111,597	1.49%	0.00%	to	1.50%	21.48%	to	23.28%
2016		5,117	$15.69	to	$17.87	$84,728	1.60%	0.00%	to	1.50%	10.81%	to	12.53%
American Mutual Fund® - Class R-4
2020		77	$24.22	to	$27.88	$1,951	2.20%	0.00%	to	1.40%	2.77%	to	4.73%
2019		115	$23.45	to	$26.62	$2,782	0.90%	0.00%	to	1.40%	19.95%	to	21.66%
2018		430	$19.55	to	$21.88	$9,173	2.09%	0.00%	to	1.40%	-3.46%	to	-2.15%
2017		364	$20.25	to	$22.36	$7,946	2.01%	0.00%	to	1.40%	15.91%	to	17.62%
2016		251	$17.47	to	$19.01	$4,659	2.12%	0.00%	to	1.40%	12.56%	to	14.11%
AMG Managers Fairpointe Mid Cap Fund - Class N
2020		1,102	$10.70	to	$24.67	$20,180	0.07%	0.00%	to	1.50%	2.34%	to	3.87%
2019		1,259	$10.33	to	$23.75	$22,420	0.87%	0.00%	to	1.50%	13.72%	to	15.46%
2018		1,202	$18.07	to	$20.57	$22,907	0.34%	0.00%	to	1.50%	-19.80%	to	-18.60%
2017		1,477	$22.53	to	$25.27	$34,886	0.00%	0.00%	to	1.50%	9.85%	to	11.52%
2016		1,865	$16.89	to	$22.66	$38,429	0.33%	0.00%	to	1.50%	22.17%	to	24.10%
Ariel Appreciation Fund - Investor Class
2020		3	$25.43	to	$30.89	$97	0.73%	0.75%	to	1.90%	5.34%	to	6.55%
2019		6	$24.14	to	$29.69	$177	0.68%	0.60%	to	1.90%	22.23%	to	23.86%
2018		18	$19.75	to	$23.97	$412	0.85%	0.60%	to	1.90%	-15.60%	to	-14.51%
2017		19	$23.40	to	$28.04	$529	0.82%	0.60%	to	1.90%	12.93%	to	14.40%
2016		21	$20.72	to	$24.51	$506	0.61%	0.60%	to	1.90%	10.57%	to	12.02%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ariel Fund - Investor Class
2020		318	$25.82	to	$46.81	$9,371	0.29%	0.15%	to	1.90%	7.41%	to	94.29%
2019		384	$23.82	to	$41.45	$10,234	0.88%	0.30%	to	1.90%	22.35%	to	24.30%
2018		415	$19.40	to	$33.35	$9,051	0.95%	0.00%	to	1.90%	-15.32%	to	-13.68%
2017		432	$22.81	to	$38.75	$11,013	0.67%	0.00%	to	1.90%	13.71%	to	15.90%
2016		514	$19.98	to	$33.54	$11,259	0.27%	0.00%	to	1.90%	13.39%	to	15.54%
Artisan International Fund - Investor Shares
2020		715	$13.95	to	$25.47	$10,829	0.21%	0.25%	to	1.80%	6.00%	to	16.43%
2019		784	$13.16	to	$23.93	$11,144	0.92%	0.00%	to	1.50%	27.27%	to	29.27%
2018		885	$10.34	to	$18.72	$9,892	1.12%	0.00%	to	1.50%	-12.22%	to	-10.87%
2017		1,026	$11.78	to	$21.22	$13,001	0.73%	0.00%	to	1.50%	29.03%	to	30.99%
2016		1,131	$9.13	to	$16.12	$11,019	1.04%	0.00%	to	1.50%	-11.01%	to	-9.65%
BlackRock Equity Dividend Fund - Investor A Shares
2020		37	$26.13	to	$29.95	$1,066	1.58%	0.40%	to	1.65%	2.14%	to	19.19%
2019		34	$25.76	to	$29.01	$964	1.85%	0.40%	to	1.60%	25.31%	to	26.74%
2018		35	$20.48	to	$22.89	$769	1.54%	0.40%	to	1.65%	-8.98%	to	-7.81%
2017		37	$22.49	to	$25.43	$920	1.21%	0.10%	to	1.65%	14.56%	to	16.33%
2016		64	$19.64	to	$21.86	$1,363	1.80%	0.10%	to	1.65%	14.12%	to	15.91%
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
2020		578	$18.03	to	$19.70	$11,225	0.19%	0.00%	to	1.40%	6.57%	to	19.75%
2019		466	$15.26	to	$16.60	$7,651	0.48%	0.00%	to	1.40%	23.86%	to	25.67%
2018		496	$12.32	to	$13.34	$6,535	0.45%	0.00%	to	1.40%	6.75%	to	8.20%
2017		300	$11.54	to	$12.44	$3,677	0.06%	0.05%	to	1.40%	23.42%	to	24.26%
2016		124	$9.35	to	$10.05	$1,228	0.00%	0.10%	to	1.40%	-7.06%	to	-5.81%
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
2020		1,980	$17.65	to	$18.94	$35,936	0.00%	0.25%	to	1.50%	12.71%	to	19.10%
2019		1,831	$14.99	to	$16.08	$28,072	0.31%	0.00%	to	1.50%	23.37%	to	25.23%
2018		2,017	$12.15	to	$12.84	$24,939	0.11%	0.00%	to	1.50%	6.39%	to	7.99%
2017		1,777	$11.42	to	$11.89	$20,564	0.00%	0.00%	to	1.50%	22.93%	to	24.76%
2016		1,320	$9.29	to	$9.53	$12,358	0.00%	0.00%	to	1.50%	-7.47%	to	-6.02%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Mid Cap Dividend Fund - Institutional Shares
2020		20	$14.89	to	$15.86	$308	1.39%	0.30%	to	1.25%	5.83%	to	6.87%
2019		19	$13.95	to	$14.84	$269	1.75%	0.30%	to	1.40%	27.75%	to	29.16%
2018		17	$10.92	to	$11.49	$188	2.00%	0.30%	to	1.40%	-10.78%	to	-9.81%
2017		17	$12.24	to	$12.74	$213	1.60%	0.30%	to	1.40%	7.36%	to	8.52%
2016		12	$11.40	to	$11.74	$136	0.78%	0.30%	to	1.40%	21.02%	to	22.42%
BlackRock Mid Cap Dividend Fund - Investor A Shares
2020		404	$32.95	to	$38.12	$14,194	1.13%	0.25%	to	1.50%	0.40%	to	32.14%
2019		442	$31.31	to	$36.34	$14,680	1.42%	0.10%	to	1.50%	27.33%	to	29.09%
2018		459	$24.59	to	$28.15	$11,923	1.66%	0.10%	to	1.50%	-11.10%	to	-9.83%
2017		500	$27.66	to	$31.22	$14,540	1.15%	0.10%	to	1.50%	6.96%	to	8.44%
2016		570	$25.76	to	$28.79	$15,474	0.45%	0.10%	to	1.55%	20.43%	to	22.20%
Bond Fund of America℠ - Class R-4
2020		1,855	$11.33	to	$16.00	$25,934	1.91%	0.00%	to	1.50%	0.39%	to	10.73%
2019		1,162	$10.27	to	$14.45	$14,957	2.18%	0.00%	to	1.50%	6.40%	to	8.00%
2018		879	$11.40	to	$13.38	$10,636	2.26%	0.00%	to	1.50%	-1.64%	to	-0.07%
2017		857	$11.59	to	$13.39	$10,477	1.86%	0.00%	to	1.50%	1.67%	to	3.16%
2016		850	$11.40	to	$12.98	$10,133	1.73%	0.00%	to	1.50%	1.24%	to	2.77%
Calvert US Large-Cap Core Responsible Index Fund - Class A
2020		1		$13.90		$16	0.00%		1.00%			24.55%
2019	06/04/2019	1		$11.16		$8	(d)		1.00%			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
Calvert VP SRI Balanced Portfolio
2020		1,276	$21.12	to	$70.43	$59,393	1.45%	0.00%	to	1.50%	12.16%	to	30.57%
2019		1,319	$18.49	to	$61.56	$53,468	1.57%	0.00%	to	1.50%	22.56%	to	24.44%
2018		1,371	$14.99	to	$49.86	$45,323	1.81%	0.00%	to	1.50%	-4.12%	to	-2.66%
2017		1,449	$15.54	to	$51.61	$49,710	1.98%	0.00%	to	1.50%	10.34%	to	11.95%
2016		1,628	$14.00	to	$46.46	$49,756	1.83%	0.00%	to	1.50%	6.22%	to	7.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Capital Income Builder® - Class R-4
2020		631	$11.82	to	$12.87	$7,663	3.57%	0.00%	to	1.50%	1.72%	to	16.87%
2019		505	$11.62	to	$12.46	$5,991	3.27%	0.00%	to	1.50%	15.62%	to	17.33%
2018		448	$10.05	to	$10.62	$4,575	3.48%	0.00%	to	1.50%	-8.47%	to	-7.09%
2017		390	$10.98	to	$11.43	$4,337	3.57%	0.00%	to	1.50%	12.38%	to	14.19%
2016		291	$9.77	to	$10.01	$2,866	3.91%	0.00%	to	1.50%	5.28%	to	6.53%
Capital World Growth & Income Fund℠ - Class R-3
2020		22	$27.95	to	$31.59	$670	1.07%	0.20%	to	1.25%	13.44%	to	25.34%
2019		24	$24.61	to	$27.52	$637	1.51%	0.20%	to	1.25%	23.42%	to	24.69%
2018		26	$19.94	to	$22.07	$557	1.79%	0.20%	to	1.25%	-11.69%	to	-10.76%
2017		27	$22.58	to	$25.16	$670	1.59%	0.00%	to	1.25%	22.72%	to	24.31%
2016		39	$18.40	to	$20.24	$770	2.06%	0.00%	to	1.25%	4.84%	to	6.14%
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
2020		135	$11.55	to	$13.01	$1,706	3.00%	0.10%	to	1.50%	-4.47%	to	14.79%
2019		104	$13.00	to	$13.14	$1,363	1.84%	0.80%	to	1.40%	29.59%	to	29.96%
2018	06/04/2018	5	$9.96	to	$10.08	$53	(c)	0.95%	to	1.25%		(c)
2017		(c)		(c)		(c)	(c)		(c)			(c)
2016		(c)		(c)		(c)	(c)		(c)			(c)
Cohen & Steers Realty Shares, Inc.
2020		440	$18.81	to	$21.74	$8,660	2.36%	0.00%	to	1.50%	-4.32%	to	4.02%
2019		536	$19.66	to	$22.39	$10,992	2.65%	0.00%	to	1.50%	30.89%	to	32.96%
2018		475	$15.02	to	$16.84	$7,400	3.67%	0.00%	to	1.50%	-5.59%	to	-4.21%
2017		551	$15.91	to	$17.58	$9,057	2.60%	0.00%	to	1.50%	5.50%	to	7.06%
2016		586	$15.08	to	$16.42	$9,073	3.02%	0.00%	to	1.50%	4.00%	to	5.59%
Columbia℠ Acorn® Fund - Class A Shares
2020		3	$35.42	to	$37.82	$94	0.00%	0.70%	to	1.30%	7.20%	to	28.43%
2019		2	$27.37	to	$29.19	$67	0.00%	0.80%	to	1.45%	24.41%	to	25.23%
2018		3	$22.00	to	$23.31	$58	0.00%	0.80%	to	1.45%	-6.62%	to	-6.01%
2017		3	$23.55	to	$24.80	$63	0.00%	0.80%	to	1.45%		23.94%
2016		2	$19.46	to	$20.01	$43	0.00%	0.80%	to	1.20%	9.06%	to	9.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Select Mid Cap Value Fund - Class A Shares
2020		284	$20.36	to	$24.92	$6,276	0.65%	0.00%	to	1.60%	1.39%	to	23.48%
2019		320	$19.42	to	$23.40	$6,711	0.84%	0.00%	to	1.60%	29.21%	to	31.31%
2018		448	$15.03	to	$17.82	$7,411	0.50%	0.00%	to	1.60%	-14.84%	to	-13.48%
2017		472	$17.65	to	$20.40	$9,051	0.93%	0.05%	to	1.60%	11.50%	to	13.05%
2016		513	$15.83	to	$18.02	$8,702	0.72%	0.10%	to	1.60%	12.19%	to	13.83%
Columbia Select Mid Cap Value Fund - Institutional Class
2020		—		$23.26		$3	0.00%		0.80%			5.97%
2019		—		$21.95		$2	0.00%		0.80%			30.50%
2018		—		$16.82		$2	0.00%		0.80%			-13.92%
2017		—		$19.54		$2	1.20%		0.80%			12.69%
2016		—		$17.34		$2	0.98%		0.80%			13.33%
CRM Mid Cap Value Fund - Investor Shares
2020		2	$31.98	to	$35.72	$60	0.00%	0.60%	to	1.55%	8.85%	to	28.24%
2019		3	$29.38	to	$32.16	$110	0.00%	0.70%	to	1.55%	22.79%	to	23.69%
2018		11	$24.18	to	$26.00	$296	0.31%	0.70%	to	1.45%	-8.44%	to	-7.74%
2017		12	$26.41	to	$28.18	$351	1.24%	0.70%	to	1.45%	17.33%	to	18.25%
2016		13	$22.33	to	$23.83	$298	0.01%	0.70%	to	1.55%	14.22%	to	15.18%
Davis Financial Fund - Class Y
2020		4	$14.41	to	$14.87	$63	1.44%	0.75%	to	1.25%	-7.44%	to	-5.82%
2019		5	$15.51	to	$17.26	$76	1.57%	0.30%	to	1.25%	24.98%	to	26.17%
2018		4	$12.40	to	$13.68	$51	1.98%	0.30%	to	1.25%	-12.61%	to	-11.80%
2017		3	$14.19	to	$15.51	$50	0.55%	0.30%	to	1.20%	18.24%	to	18.70%
2016		4	$12.06	to	$12.14	$50	1.55%	0.75%	to	1.05%	14.08%	to	14.42%
Delaware Small Cap Value Fund - Class A
2020		164	$11.09	to	$18.18	$2,553	0.63%	0.00%	to	1.50%	-2.94%	to	53.44%
2019		174	$11.30	to	$18.45	$2,812	0.95%	0.00%	to	1.50%	25.87%	to	27.86%
2018		192	$13.26	to	$14.43	$2,656	0.60%	0.00%	to	1.50%	-18.80%	to	-17.59%
2017		238	$16.32	to	$17.51	$4,020	0.48%	0.00%	to	1.50%	10.04%	to	11.40%
2016		176	$14.84	to	$15.53	$2,668	0.72%	0.25%	to	1.50%	29.17%	to	30.72%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Delaware Smid Cap Growth Fund - Institutional Class
2020		987		$34.74		$34,304	0.00%		0.00%			94.40%
2019		941		$17.87		$16,822	0.00%		0.00%			35.58%
2018		870		$13.18		$11,472	0.00%		0.00%			0.46%
2017		714		$13.12		$9,364	0.00%		0.00%			35.40%
2016		475		$9.69		$4,601	0.04%		0.00%			-4.06%
DWS Small Cap Growth Fund - Class S
2020		1	$17.45	to	$18.65	$24	0.00%	0.40%	to	1.40%	25.90%	to	27.22%
2019		1	$13.86	to	$14.66	$21	0.00%	0.40%	to	1.40%	19.48%	to	20.56%
2018		1	$11.60	to	$12.16	$16	0.00%	0.40%	to	1.40%	-14.45%	to	-13.51%
2017		2	$13.56	to	$14.06	$31	0.00%	0.40%	to	1.40%	19.37%	to	20.58%
2016		1	$11.36	to	$11.66	$15	0.00%	0.40%	to	1.40%	7.37%	to	8.36%
DWS Equity 500 Index Fund - Class S
2020		25		$43.73		$1,085	1.47%		1.00%			16.83%
2019		22		$37.43		$820	1.77%		1.00%			29.83%
2018		22		$28.83		$646	1.74%		1.00%			-5.23%
2017		24		$30.42		$737	1.83%		1.00%			20.19%
2016		30		$25.31		$760	1.89%		1.00%			10.48%
DFA Emerging Markets Core Equity Portfolio - Institutional Class
2020		220		$14.18		$3,121	1.80%		0.00%			13.90%
2019		212		$12.45		$2,645	2.62%		0.00%			16.03%
2018		188		$10.73		$2,016	2.34%		0.00%			-15.24%
2017		138		$12.66		$1,752	2.38%		0.00%			36.57%
2016		78		$9.27		$723	2.23%		0.00%			12.36%
DFA Inflation-Protected Securities Portfolio - Institutional Class
2020		192		$12.65		$2,430	1.60%		0.00%			11.65%
2019		116		$11.33		$1,318	1.94%		0.00%			8.42%
2018		100		$10.45		$1,050	2.33%		0.00%			-1.23%
2017		63		$10.58		$670	2.58%		0.00%			3.22%
2016		51		$10.25		$525	2.54%		0.00%			4.70%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
DFA U.S. Targeted Value Portfolio - Institutional Class
2020		1,512		$13.32		$20,147	1.56%		0.00%			3.74%
2019		1,385		$12.84		$17,780	1.47%		0.00%			21.48%
2018		1,237		$10.57		$13,073	1.11%		0.00%			-15.78%
2017		1,075		$12.55		$13,492	1.25%		0.00%			9.61%
2016		783		$11.45		$8,970	1.14%		0.00%			26.80%
Dodge & Cox International Stock Fund
2020		11	$15.51	to	$17.78	$178	1.73%	0.50%	to	1.75%	0.57%	to	34.99%
2019		10	$15.16	to	$17.50	$168	4.08%	0.50%	to	1.95%	20.41%	to	22.12%
2018		9	$12.59	to	$14.33	$126	2.86%	0.50%	to	1.95%	-19.60%	to	-18.39%
2017		9	$15.65	to	$17.56	$154	1.68%	0.50%	to	1.95%	21.58%	to	23.31%
2016		14	$12.88	to	$14.23	$191	1.57%	0.50%	to	1.95%	6.18%	to	7.72%
Dodge & Cox Stock Fund
2020		5	$29.58	to	$32.45	$158	2.05%	1.00%	to	1.85%	1.30%	to	31.81%
2019		5	$28.12	to	$30.59	$135	1.37%	1.00%	to	1.85%	22.53%	to	23.60%
2018		7	$22.95	to	$24.75	$156	1.27%	1.00%	to	1.85%	-8.78%	to	-7.99%
2017		6	$25.16	to	$26.90	$159	1.63%	1.00%	to	1.85%	16.48%	to	17.11%
2016		13	$21.51	to	$23.77	$300	1.46%	0.50%	to	1.95%	18.97%	to	20.66%
Eaton Vance Large-Cap Value Fund - Class R Shares
2020		—		$29.52		$1	0.00%		0.70%			1.30%
2019		—		$29.14		$1	0.00%		0.70%			28.60%
2018		—	$22.66	to	$23.78	$2	0.00%	0.20%	to	0.70%	-7.70%	to	-7.22%
2017		—	$24.55	to	$25.63	$2	1.00%	0.20%	to	0.70%	13.71%	to	14.27%
2016		—	$21.59	to	$22.43	$2	1.23%	0.20%	to	0.70%	8.49%	to	9.04%
EuroPacific Growth Fund® - Class R-3
2020		95	$12.87	to	$37.17	$3,147	0.00%	0.00%	to	1.55%	22.48%	to	79.79%
2019		103	$10.45	to	$29.87	$2,757	0.70%	0.00%	to	1.55%	24.67%	to	26.57%
2018		149	$8.34	to	$23.60	$3,220	0.88%	0.00%	to	1.55%	-16.79%	to	-15.47%
2017		176	$22.50	to	$27.92	$4,540	0.56%	0.00%	to	1.55%	28.34%	to	30.35%
2016		258	$17.54	to	$21.42	$5,138	0.86%	0.00%	to	1.55%	-1.13%	to	0.37%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
EuroPacific Growth Fund® - Class R-4
2020		11,735	$14.12	to	$38.69	$357,550	0.18%	0.00%	to	1.50%	22.06%	to	24.81%
2019		12,700	$11.35	to	$31.00	$313,071	1.11%	0.00%	to	1.50%	25.11%	to	27.01%
2018		13,659	$10.00	to	$24.42	$275,861	1.17%	0.00%	to	1.50%	-16.50%	to	-15.21%
2017		14,398	$11.88	to	$28.80	$348,913	0.95%	0.00%	to	1.50%	28.75%	to	30.77%
2016		14,233	$10.04	to	$22.03	$268,183	1.23%	0.00%	to	1.50%	-0.82%	to	0.69%
Federated Hermes International Leaders Fund - Institutional Shares
2020		2	$14.78	to	$15.12	$24	0.00%	0.75%	to	1.25%	14.40%	to	15.76%
2019		1	$12.92	to	$13.16	$10	0.00%	0.75%	to	1.25%	25.56%	to	26.05%
2018		—	$10.33	to	$10.44	$2	0.00%	0.75%	to	1.15%		-21.27%
2017	10/04/2017	—		$13.26		$—	(b)		0.75%			(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
Fidelity Advisor® New Insights Fund - Class I
2020		74	$21.76	to	$42.70	$2,220	0.00%	0.15%	to	1.75%	18.83%	to	24.00%
2019		174	$17.63	to	$34.58	$3,580	0.40%	0.40%	to	1.85%	27.06%	to	28.89%
2018		149	$13.81	to	$26.83	$2,475	0.24%	0.40%	to	1.85%	-5.94%	to	-4.55%
2017		125	$14.61	to	$28.11	$2,322	0.32%	0.40%	to	1.85%	26.04%	to	27.83%
2016		93	$11.55	to	$21.99	$1,447	0.45%	0.40%	to	1.85%	4.70%	to	6.18%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2020		19,409	$14.84	to	$129.09	$1,504,973	0.24%	0.00%	to	1.95%	24.14%	to	30.58%
2019		21,587	$11.40	to	$98.92	$1,291,583	0.47%	0.00%	to	1.95%	29.04%	to	31.60%
2018		21,154	$17.00	to	$75.64	$1,099,134	0.73%	0.00%	to	1.95%	-8.19%	to	-6.37%
2017		24,071	$18.33	to	$80.79	$1,337,984	1.00%	0.00%	to	1.95%	19.53%	to	21.89%
2016		26,164	$15.17	to	$66.29	$1,197,401	0.78%	0.00%	to	1.95%	5.90%	to	8.02%
Fidelity® VIP Index 500 Portfolio - Initial Class
2020		4,132	$84.13	to	$86.06	$348,862	1.61%	0.75%	to	1.20%	16.83%	to	17.36%
2019		4,417	$72.01	to	$73.33	$318,967	2.02%	0.75%	to	1.20%	29.77%	to	30.36%
2018		4,372	$55.49	to	$56.25	$243,084	2.00%	0.75%	to	1.20%	-5.63%	to	-5.21%
2017		4,314	$58.80	to	$59.34	$253,980	1.85%	0.75%	to	1.20%	20.27%	to	20.71%
2016		4,073	$48.89	to	$49.16	$199,247	1.49%	0.85%	to	1.20%	10.51%	to	10.92%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Asset Manager Portfolio - Initial Class
2020		404	$42.10	to	$42.45	$17,022	1.41%	0.95%	to	1.20%	13.51%	to	13.81%
2019		439	$37.09	to	$37.30	$16,286	1.81%	0.95%	to	1.20%	16.82%	to	17.11%
2018		456	$31.75	to	$31.85	$14,470	1.72%	0.95%	to	1.20%	-6.48%	to	-6.24%
2017		482	$33.95	to	$33.97	$16,375	1.73%	0.95%	to	1.20%	12.75%	to	12.82%
2016		652	$30.11	to	$30.27	$19,664	1.42%	0.85%	to	1.20%	1.83%	to	2.19%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2020		5,121	$11.98	to	$65.93	$241,153	1.61%	0.00%	to	1.95%	1.66%	to	25.07%
2019		5,579	$11.26	to	$62.51	$250,735	2.00%	0.00%	to	1.95%	24.96%	to	27.48%
2018		6,151	$14.53	to	$49.61	$220,603	2.25%	0.00%	to	1.95%	-10.09%	to	-8.29%
2017		7,027	$15.98	to	$54.73	$276,235	1.67%	0.00%	to	1.95%	10.73%	to	12.89%
2016		7,659	$14.29	to	$49.04	$269,002	2.22%	0.00%	to	1.95%	15.69%	to	18.06%
Fidelity® VIP Growth Portfolio - Initial Class
2020		7,095	$36.21	to	$119.24	$529,088	0.07%	0.00%	to	1.75%	15.09%	to	43.90%
2019		7,366	$25.39	to	$83.83	$387,431	0.26%	0.00%	to	1.75%	31.97%	to	34.29%
2018		8,082	$19.08	to	$63.13	$319,689	0.26%	0.00%	to	1.75%	-1.88%	to	-0.16%
2017		8,634	$19.28	to	$63.97	$345,776	0.22%	0.00%	to	1.75%	32.78%	to	35.13%
2016		8,741	$14.40	to	$47.89	$262,156	0.04%	0.00%	to	1.75%	-0.99%	to	0.85%
Fidelity® VIP High Income Portfolio - Initial Class
2020		464	$18.80	to	$19.57	$8,739	4.82%	0.95%	to	1.50%	1.19%	to	1.77%
2019		465	$18.52	to	$19.34	$8,611	5.31%	0.95%	to	1.50%	13.43%	to	14.01%
2018		475	$16.29	to	$17.05	$7,738	5.61%	0.95%	to	1.50%	-4.75%	to	-4.16%
2017		512	$17.04	to	$17.90	$8,724	4.74%	0.95%	to	1.50%	5.36%	to	5.70%
2016		699	$16.13	to	$16.99	$11,293	5.31%	0.85%	to	1.50%	12.89%	to	13.67%
Fidelity® VIP Overseas Portfolio - Initial Class
2020		1,036	$13.69	to	$36.55	$27,873	0.38%	0.00%	to	1.50%	13.87%	to	15.61%
2019		1,228	$11.95	to	$31.74	$28,627	1.72%	0.00%	to	1.50%	25.88%	to	27.78%
2018		1,349	$9.44	to	$27.18	$25,131	1.57%	0.00%	to	1.50%	-16.09%	to	-14.77%
2017		1,508	$11.18	to	$31.90	$33,166	1.49%	0.00%	to	1.50%	28.35%	to	30.24%
2016		1,498	$8.66	to	$24.48	$25,749	1.37%	0.00%	to	1.50%	-6.49%	to	-5.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Mutual Global Discovery Fund - Class R
2020		33	$16.11	to	$31.64	$944	2.25%	0.00%	to	1.55%	-6.31%	to	55.74%
2019		37	$17.07	to	$33.26	$1,099	1.49%	0.00%	to	1.55%	22.13%	to	24.06%
2018		54	$13.98	to	$26.81	$1,325	1.49%	0.00%	to	1.55%	-12.61%	to	-11.41%
2017		66	$15.65	to	$29.37	$1,799	2.01%	0.20%	to	1.55%	7.65%	to	9.06%
2016		66	$14.25	to	$26.92	$1,664	1.74%	0.20%	to	1.55%	10.56%	to	12.03%
Franklin Biotechnology Discovery Fund - Advisor Class
2020		25	$15.54	to	$20.99	$462	0.00%	0.40%	to	1.40%	28.11%	to	29.68%
2019		22	$12.10	to	$16.24	$323	0.00%	0.40%	to	1.40%	33.26%	to	34.70%
2018		25	$9.08	to	$12.11	$274	0.00%	0.40%	to	1.40%	-16.70%	to	-15.88%
2017		24	$10.90	to	$14.45	$320	0.00%	0.40%	to	1.40%	17.46%	to	18.63%
2016		20	$9.28	to	$12.39	$232	1.29%	0.30%	to	1.40%	-18.09%	to	-17.25%
Franklin Natural Resources Fund - Advisor Class
2020		5	$4.41	to	$4.62	$22	5.26%	0.55%	to	1.25%	-22.36%	to	-21.83%
2019		3	$5.63	to	$5.91	$16	0.00%	0.55%	to	1.40%	8.69%	to	9.65%
2018		2	$5.18	to	$5.39	$12	0.00%	0.55%	to	1.40%	-24.60%	to	-23.87%
2017		4	$6.87	to	$7.08	$30	1.43%	0.55%	to	1.40%	-0.87%	to	-0.28%
2016		5	$6.93	to	$7.13	$35	1.82%	0.30%	to	1.40%	33.01%	to	33.90%
Franklin Small-Mid Cap Growth Fund - Class A
2020		5	$36.44	to	$56.15	$254	0.00%	0.30%	to	1.45%	12.43%	to	55.50%
2019		11	$30.07	to	$36.69	$362	0.00%	0.20%	to	1.45%	29.89%	to	31.55%
2018		11	$23.15	to	$27.89	$278	0.00%	0.20%	to	1.45%	-5.97%	to	-4.78%
2017		12	$24.62	to	$29.29	$335	0.00%	0.20%	to	1.45%	19.81%	to	21.28%
2016		12	$20.55	to	$24.15	$260	0.00%	0.20%	to	1.45%	2.80%	to	4.09%
Franklin Small Cap Value VIP Fund - Class 2
2020		2,561	$12.19	to	$51.03	$105,930	1.27%	0.00%	to	1.75%	3.37%	to	40.83%
2019		2,774	$11.62	to	$48.51	$110,535	1.06%	0.00%	to	1.75%	24.16%	to	26.35%
2018		2,961	$17.44	to	$38.40	$95,726	0.93%	0.00%	to	1.75%	-14.42%	to	-12.87%
2017		3,371	$20.20	to	$44.07	$126,589	0.50%	0.00%	to	1.75%	8.77%	to	10.66%
2016		3,767	$18.42	to	$39.83	$128,525	0.77%	0.00%	to	1.75%	27.90%	to	30.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Goldman Sachs Growth Opportunities Fund - Investor Shares
2020		4	$23.35	to	$25.37	$107	0.00%	0.15%	to	1.40%	32.41%	to	44.11%
2019		2	$16.37	to	$17.32	$40	0.00%	0.40%	to	1.40%	33.04%	to	34.16%
2018		1	$12.41	to	$12.91	$16	0.00%	0.40%	to	1.25%	-6.27%	to	-5.49%
2017		4	$13.17	to	$13.66	$54	0.00%	0.40%	to	1.40%	25.50%	to	26.60%
2016		1	$10.55	to	$10.79	$14	0.00%	0.40%	to	1.25%	0.09%	to	1.03%
Growth Fund of America® - Class R-3
2020		218	$37.57	to	$55.57	$10,019	0.00%	0.00%	to	1.55%	32.90%	to	41.49%
2019		245	$27.62	to	$40.45	$8,205	0.32%	0.00%	to	1.55%	25.74%	to	27.72%
2018		364	$21.85	to	$31.67	$9,942	0.18%	0.00%	to	1.55%	-4.74%	to	-3.27%
2017		418	$22.81	to	$32.74	$11,915	0.14%	0.00%	to	1.55%	23.78%	to	25.73%
2016		523	$18.33	to	$26.04	$12,049	0.22%	0.00%	to	1.55%	6.44%	to	8.09%
Growth Fund of America® - Class R-4
2020		12,032	$19.45	to	$58.34	$586,093	0.23%	0.00%	to	1.50%	32.42%	to	37.83%
2019		13,038	$14.22	to	$42.34	$466,449	0.69%	0.00%	to	1.50%	26.21%	to	28.11%
2018		14,283	$11.19	to	$33.05	$402,267	0.53%	0.00%	to	1.50%	-4.43%	to	-2.96%
2017		15,034	$11.61	to	$34.06	$445,366	0.47%	0.00%	to	1.50%	24.22%	to	26.10%
2016		15,504	$15.94	to	$27.01	$368,594	0.55%	0.00%	to	1.50%	6.84%	to	8.43%
The Hartford Capital Appreciation Fund - Class R4
2020		—		$31.94		$—	0.00%		0.65%			19.98%
2019		—		$26.62		$—	0.00%		0.65%			29.54%
2018		—		$20.55		$—	0.00%		0.65%			-5.52%
2017		—		$21.75		$—	0.48%		0.65%			20.43%
2016		—		$18.06		$—	0.19%		0.65%			3.44%
The Hartford Dividend And Growth Fund - Class R4
2020		—		$30.16		$4	0.00%		0.65%			6.91%
2019		—		$28.21		$9	0.00%		0.65%			26.90%
2018		—		$22.23		$7	0.00%		0.65%			-6.16%
2017		—		$23.69		$7	1.35%		0.65%			16.99%
2016		—		$20.25		$6	1.42%		0.65%			13.51%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
The Hartford International Opportunities Fund - Class R4
2020		157	$14.80	to	$15.65	$2,386	0.40%	0.30%	to	1.50%	18.49%	to	24.82%
2019		130	$12.49	to	$13.05	$1,656	1.21%	0.30%	to	1.50%	23.79%	to	25.24%
2018		145	$10.09	to	$10.42	$1,479	1.34%	0.25%	to	1.50%	-20.17%	to	-19.11%
2017		106	$12.64	to	$12.87	$1,350	2.17%	0.25%	to	1.50%	22.36%	to	23.82%
2016	01/06/2016	15	$10.33	to	$10.39	$157	(a)	0.40%	to	1.50%		(a)
Income Fund of America® - Class R-3
2020		28	$22.88	to	$28.75	$748	2.79%	0.20%	to	1.55%	3.06%	to	17.14%
2019		33	$22.20	to	$27.52	$830	2.99%	0.20%	to	1.55%	16.66%	to	18.21%
2018		42	$19.03	to	$23.98	$907	2.89%	0.00%	to	1.55%	-6.94%	to	-5.63%
2017		56	$20.45	to	$24.67	$1,305	2.58%	0.20%	to	1.55%	11.20%	to	12.70%
2016		61	$18.39	to	$21.89	$1,273	2.47%	0.20%	to	1.55%	8.50%	to	9.94%
Ivy Science and Technology Fund - Class Y
2020		1,298	$25.09	to	$27.44	$33,598	0.00%	0.15%	to	1.50%	28.16%	to	74.59%
2019		1,133	$18.72	to	$20.37	$21,764	0.00%	0.00%	to	1.50%	47.98%	to	49.81%
2018		941	$12.65	to	$13.51	$12,191	0.00%	0.05%	to	1.50%	-6.50%	to	-5.13%
2017		719	$13.53	to	$14.24	$9,902	0.00%	0.05%	to	1.50%	30.85%	to	32.46%
2016		291	$10.34	to	$10.73	$3,046	0.00%	0.10%	to	1.50%	0.19%	to	1.61%
Janus Henderson Balanced Portfolio - Institutional Shares
2020		2	$55.56	to	$83.07	$177	2.40%	0.50%	to	1.40%	12.72%	to	13.74%
2019		2	$48.94	to	$73.58	$157	1.97%	0.50%	to	1.40%	20.90%	to	21.96%
2018		2	$40.21	to	$60.78	$147	2.01%	0.50%	to	1.40%	-0.74%	to	0.18%
2017		3	$40.21	to	$61.13	$151	1.63%	0.50%	to	1.40%	16.80%	to	17.86%
2016		3	$34.19	to	$52.26	$127	2.10%	0.50%	to	1.40%	3.16%	to	4.07%
Janus Henderson Enterprise Portfolio - Institutional Shares
2020		3	$75.02	to	$114.97	$356	0.00%	0.50%	to	1.25%	17.99%	to	18.88%
2019		4	$63.24	to	$97.44	$344	0.33%	0.50%	to	1.25%	33.79%	to	34.81%
2018		4	$47.00	to	$72.83	$263	0.35%	0.50%	to	1.25%	-1.66%	to	-0.92%
2017		4	$47.53	to	$74.05	$301	0.63%	0.50%	to	1.25%	25.85%	to	26.79%
2016		4	$37.56	to	$58.85	$238	0.72%	0.45%	to	1.25%	10.97%	to	11.85%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Henderson Flexible Bond Portfolio - Institutional Shares
2020		—	$28.91	to	$38.11	$14	0.00%	0.80%	to	1.25%	9.10%	to	9.59%
2019		—	$26.38	to	$34.93	$13	0.00%	0.80%	to	1.25%	8.21%	to	8.69%
2018		—	$24.27	to	$32.28	$13	0.00%	0.50%	to	1.25%	-2.24%	to	-1.53%
2017		1	$24.71	to	$33.01	$16	2.95%	0.50%	to	1.25%	2.36%	to	3.11%
2016		—	$24.04	to	$32.26	$14	1.59%	0.50%	to	1.25%	1.19%	to	1.97%
Janus Henderson Global Research Portfolio - Institutional Shares
2020		2	$28.85	to	$53.25	$78	1.23%	0.50%	to	1.25%	18.57%	to	19.46%
2019		2	$24.20	to	$44.91	$84	1.33%	0.50%	to	1.25%	27.44%	to	28.43%
2018		2	$18.89	to	$35.24	$66	1.44%	0.50%	to	1.25%	-8.04%	to	-7.34%
2017		2	$20.42	to	$38.32	$73	0.84%	0.50%	to	1.25%	25.43%	to	26.41%
2016		2	$16.19	to	$30.54	$58	0.94%	0.45%	to	1.25%	0.79%	to	1.62%
Janus Henderson Research Portfolio - Institutional Shares
2020		1	$32.69	to	$72.69	$83	0.00%	0.50%	to	1.25%	31.30%	to	32.30%
2019		1	$24.81	to	$55.36	$64	0.00%	0.50%	to	1.25%	33.85%	to	34.81%
2018		2	$18.47	to	$41.36	$66	0.00%	0.50%	to	1.25%	-3.79%	to	-3.06%
2017		2	$19.13	to	$42.99	$68	0.41%	0.50%	to	1.25%	26.29%	to	27.25%
2016		2	$15.09	to	$34.04	$52	0.41%	0.50%	to	1.25%		-0.76%
JPMorgan Equity Income Fund - Class I Shares
2020		660	$13.68	to	$18.11	$9,304	1.96%	0.15%	to	1.40%	1.74%	to	3.28%
2019		228	$13.33	to	$17.36	$3,454	1.78%	0.30%	to	1.40%	24.50%	to	25.98%
2018		116	$10.65	to	$13.78	$1,490	2.23%	0.30%	to	1.40%	-5.76%	to	-4.77%
2017		92	$11.26	to	$14.47	$1,259	1.72%	0.30%	to	1.40%	15.93%	to	17.17%
2016		60	$11.99	to	$12.35	$724	2.03%	0.30%	to	1.40%	13.30%	to	14.56%
JPMorgan Government Bond Fund - Class I Shares
2020		571	$11.21	to	$11.52	$6,559	1.81%	0.75%	to	0.95%	5.85%	to	6.08%
2019		302	$10.59	to	$10.86	$3,274	2.31%	0.75%	to	0.95%	5.58%	to	5.85%
2018		127	$10.03	to	$10.26	$1,305	1.74%	0.75%	to	0.95%	-0.10%	to	0.10%
2017		64	$10.04	to	$10.25	$653	2.90%	0.75%	to	0.95%		1.49%
2016		93		$10.10		$942	2.88%		0.85%			0.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lazard International Equity Portfolio - Open Shares
2020		91	$12.55	to	$13.28	$1,173	0.83%	0.30%	to	1.50%	6.81%	to	32.51%
2019		82	$11.75	to	$12.19	$986	1.97%	0.50%	to	1.50%	19.05%	to	20.34%
2018		73	$9.87	to	$10.13	$736	2.08%	0.50%	to	1.50%	-14.98%	to	-14.30%
2017		77	$11.55	to	$11.86	$902	1.56%	0.30%	to	1.25%	21.04%	to	22.14%
2016	05/25/2016	29	$9.65	to	$9.77	$278	(a)	0.30%	to	1.25%		(a)
ClearBridge Aggressive Growth Fund - Class I
2020		28	$16.26	to	$17.49	$464	0.46%	0.30%	to	1.40%	14.44%	to	37.22%
2019		28	$13.87	to	$14.64	$400	0.48%	0.30%	to	1.25%	22.96%	to	24.17%
2018		37	$11.28	to	$11.90	$429	0.39%	0.05%	to	1.25%	-8.81%	to	-7.75%
2017		48	$12.37	to	$12.90	$601	0.52%	0.05%	to	1.25%	13.28%	to	14.29%
2016		40	$10.92	to	$11.26	$440	0.60%	0.10%	to	1.25%	4.70%	to	5.93%
LKCM Aquinas Catholic Equity Fund
2020		3		$17.81		$54	0.00%		1.25%			22.74%
2019		3		$14.51		$39	0.00%		1.25%			29.55%
2018		2		$11.20		$26	0.00%		1.25%			-9.16%
2017		46	$12.33	to	$12.39	$569	0.28%	0.90%	to	1.25%	19.36%	to	19.71%
2016	07/29/2016	42	$10.33	to	$10.35	$433	(a)	0.90%	to	1.25%		(a)
Loomis Sayles Small Cap Value Fund - Retail Class
2020		424	$21.94	to	$25.70	$9,957	0.21%	0.25%	to	1.50%	0.41%	to	19.93%
2019		478	$21.85	to	$25.13	$11,127	0.14%	0.30%	to	1.50%	22.96%	to	24.41%
2018		535	$17.77	to	$20.31	$10,075	0.00%	0.25%	to	1.50%	-18.04%	to	-16.97%
2017		648	$21.68	to	$25.05	$14,804	0.00%	0.00%	to	1.50%	8.13%	to	9.77%
2016		727	$20.04	to	$22.82	$15,278	0.15%	0.00%	to	1.50%	24.24%	to	26.15%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2020		109	$10.34	to	$10.43	$1,129	1.63%	0.95%	to	1.20%	2.17%	to	2.46%
2019		46	$10.12	to	$10.18	$465	2.50%	0.95%	to	1.20%	2.22%	to	2.52%
2018		42	$9.90	to	$9.93	$415	2.37%	0.95%	to	1.20%	0.20%	to	0.40%
2017		43	$9.88	to	$9.89	$429	1.63%	0.95%	to	1.20%		0.10%
2016		118	$9.89	to	$9.98	$1,170	2.03%	0.85%	to	1.20%	-0.30%	to	0.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Developing Growth Fund - Class A
2020		3	$60.05	to	$69.57	$229	0.00%	0.20%	to	1.55%	19.58%	to	72.25%
2019		3	$35.34	to	$40.39	$118	0.00%	0.20%	to	1.55%	29.88%	to	31.65%
2018		4	$27.21	to	$30.68	$108	0.00%	0.20%	to	1.55%	3.46%	to	4.85%
2017		4	$26.30	to	$29.26	$115	0.00%	0.20%	to	1.55%	27.91%	to	29.66%
2016		9	$20.56	to	$22.56	$195	0.00%	0.20%	to	1.55%	-4.19%	to	-2.93%
Lord Abbett Core Fixed Income Fund - Class A
2020		2	$11.99	to	$12.58	$27	0.00%	1.30%	to	1.75%	-0.25%	to	2.86%
2019		2	$11.64	to	$11.70	$20	5.26%	1.40%	to	1.45%		6.30%
2018		2	$10.95	to	$11.19	$18	4.76%	1.20%	to	1.45%	-1.88%	to	-1.67%
2017		2	$11.16	to	$11.38	$24	2.37%	1.20%	to	1.45%	1.73%	to	2.06%
2016		2	$10.97	to	$11.15	$24	2.90%	1.20%	to	1.45%	1.29%	to	1.37%
Lord Abbett Short Duration Income Fund - Class R4
2020		787	$10.65	to	$11.27	$8,592	2.75%	0.30%	to	1.50%	1.33%	to	5.42%
2019		669	$10.51	to	$10.98	$7,163	3.60%	0.30%	to	1.50%	3.85%	to	5.07%
2018		579	$10.12	to	$10.46	$5,944	3.87%	0.25%	to	1.50%	-0.39%	to	0.87%
2017		387	$10.16	to	$10.37	$3,967	3.76%	0.25%	to	1.50%	0.99%	to	2.27%
2016	05/09/2016	256	$10.06	to	$10.14	$2,586	(a)	0.25%	to	1.50%		(a)
Lord Abbett Mid Cap Stock Fund - Class A
2020		17	$21.99	to	$29.68	$491	0.83%	0.35%	to	1.75%	0.96%	to	2.39%
2019		35	$21.78	to	$29.18	$950	0.92%	0.20%	to	1.75%	20.80%	to	22.67%
2018		35	$18.03	to	$23.98	$790	0.92%	0.20%	to	1.75%	-16.06%	to	-14.71%
2017		36	$21.47	to	$28.34	$936	0.90%	0.20%	to	1.75%	5.19%	to	6.82%
2016		36	$20.42	to	$26.75	$898	0.61%	0.20%	to	1.75%	14.70%	to	16.38%
Lord Abbett Small Cap Value Fund - Class A
2020		8	$29.35	to	$35.65	$255	1.00%	0.45%	to	1.60%	-3.04%	to	23.91%
2019		10	$30.27	to	$35.49	$348	0.17%	0.60%	to	1.60%	18.33%	to	19.54%
2018		29	$25.58	to	$29.91	$820	0.00%	0.55%	to	1.60%	-13.29%	to	-12.36%
2017		30	$29.49	to	$34.13	$981	0.00%	0.55%	to	1.60%	4.65%	to	5.73%
2016		40	$28.19	to	$32.28	$1,242	0.00%	0.55%	to	1.60%	18.54%	to	19.82%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Fundamental Equity Fund - Class A
2020		5	$25.06	to	$26.04	$136	1.52%	0.70%	to	1.05%	1.28%	to	1.61%
2019		5	$24.68	to	$25.29	$128	1.20%	0.80%	to	1.05%	21.52%	to	21.76%
2018		10	$20.31	to	$20.77	$204	1.49%	0.80%	to	1.05%	-9.37%	to	-9.18%
2017		9	$21.64	to	$22.87	$200	1.18%	0.80%	to	1.50%	11.82%	to	12.05%
2016		11	$19.38	to	$20.69	$213	1.19%	0.60%	to	1.55%	14.00%	to	15.07%
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
2020		2,459	$11.24	to	$31.83	$61,685	0.93%	0.10%	to	1.50%	0.94%	to	2.39%
2019		2,744	$11.00	to	$31.35	$68,398	0.93%	0.10%	to	1.50%	20.84%	to	22.53%
2018		2,851	$13.50	to	$25.86	$61,697	0.68%	0.10%	to	1.50%	-16.31%	to	-15.13%
2017		3,241	$16.03	to	$30.66	$83,700	0.56%	0.10%	to	1.50%	5.25%	to	6.73%
2016		3,962	$15.14	to	$29.03	$96,369	0.49%	0.10%	to	1.50%	14.66%	to	16.30%
MainStay CBRE Real Estate Fund - Class A
2020	02/24/2020	60	$10.49	to	$10.62	$631	(e)	0.20%	to	1.55%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Massachusetts Investors Growth Stock Fund - Class A
2020		3	$41.44	to	$47.85	$142	0.00%	0.75%	to	1.60%	8.92%	to	21.51%
2019		3	$34.40	to	$39.38	$104	0.00%	0.75%	to	1.60%	37.71%	to	38.86%
2018		3	$24.98	to	$28.36	$77	1.33%	0.75%	to	1.60%	-0.83%	to	0.04%
2017		3	$25.19	to	$28.35	$73	0.72%	0.75%	to	1.60%	26.65%	to	27.70%
2016		4	$19.89	to	$22.48	$97	0.67%	0.65%	to	1.60%	4.46%	to	5.44%
Metropolitan West Total Return Bond Fund - Class I Shares
2020		2,588		$12.49		$32,327	1.74%		0.00%			9.08%
2019		2,238		$11.45		$25,623	2.80%		0.00%			9.15%
2018		1,935		$10.49		$20,298	2.72%		0.00%			0.10%
2017		1,580		$10.48		$16,550	2.15%		0.00%			3.46%
2016		1,041		$10.13		$10,546	1.90%		0.00%			2.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Metropolitan West Total Return Bond Fund - Class M Shares
2020		2,293	$11.19	to	$12.94	$27,357	1.51%	0.00%	to	1.50%	5.78%	to	8.83%
2019		2,250	$10.32	to	$11.89	$24,877	2.58%	0.00%	to	1.50%	7.28%	to	8.88%
2018		2,025	$10.03	to	$10.92	$21,058	2.50%	0.00%	to	1.50%		-1.57%
2017		2,014	$10.19	to	$10.92	$21,142	1.88%	0.00%	to	1.50%	1.59%	to	3.02%
2016		1,738	$10.03	to	$10.60	$17,807	1.64%	0.00%	to	1.50%	0.80%	to	2.32%
MFS® International Intrinsic Value Fund - Class R3
2020		38	$17.24	to	$18.73	$674	0.33%	0.15%	to	1.40%	17.87%	to	29.12%
2019		77	$14.55	to	$15.48	$1,134	1.01%	0.30%	to	1.40%	23.83%	to	25.14%
2018		54	$11.75	to	$12.37	$647	1.26%	0.30%	to	1.40%	-10.51%	to	-9.51%
2017		47	$13.13	to	$13.67	$621	1.92%	0.30%	to	1.40%	25.05%	to	25.59%
2016		28	$10.50	to	$10.65	$294	2.32%	0.85%	to	1.40%	2.54%	to	3.00%
MFS® New Discovery Fund - Class R3
2020		22	$26.24	to	$28.23	$573	0.00%	0.15%	to	1.25%	39.09%	to	43.54%
2019		16	$18.22	to	$19.00	$297	0.00%	0.65%	to	1.40%	38.77%	to	39.69%
2018		9	$13.13	to	$13.53	$116	0.00%	0.75%	to	1.40%	-2.96%	to	-2.55%
2017		8	$13.53	to	$13.83	$107	0.00%	0.80%	to	1.40%	24.43%	to	24.82%
2016		5	$10.93	to	$11.02	$50	0.00%	0.95%	to	1.25%	7.26%	to	7.62%
Neuberger Berman Genesis Fund - Trust Class Shares
2020		19	$31.71	to	$34.64	$639	0.00%	0.85%	to	1.70%	22.62%	to	31.01%
2019		18	$25.86	to	$27.75	$511	0.00%	0.95%	to	1.70%	27.14%	to	28.12%
2018		17	$20.34	to	$21.66	$373	0.00%	0.95%	to	1.70%	-8.30%	to	-7.63%
2017		13	$22.18	to	$24.51	$315	0.08%	0.35%	to	1.70%	13.57%	to	15.07%
2016		31	$19.53	to	$21.30	$640	0.06%	0.35%	to	1.70%	16.04%	to	17.68%
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
2020		282		$18.96		$5,342	0.88%		0.00%			19.62%
2019		236		$15.85		$3,744	0.84%		0.00%			26.09%
2018		212		$12.57		$2,662	0.78%		0.00%			-5.63%
2017		184		$13.32		$2,449	0.99%		0.00%			18.72%
2016		121		$11.22		$1,355	1.25%		0.00%			10.32%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
2020		546	$26.51	to	$32.42	$15,890	0.41%	0.25%	to	1.60%	17.33%	to	73.75%
2019		577	$22.41	to	$27.26	$14,208	0.49%	0.25%	to	1.60%	23.59%	to	25.28%
2018		617	$17.97	to	$21.79	$12,231	0.26%	0.25%	to	1.60%	-7.48%	to	-6.17%
2017		654	$19.04	to	$23.23	$13,921	0.45%	0.00%	to	1.60%	16.55%	to	18.40%
2016		677	$16.23	to	$19.67	$12,306	1.11%	0.00%	to	1.60%	8.16%	to	9.89%
New Perspective Fund® - Class R-3
2020		32	$42.26	to	$50.47	$1,548	0.00%	0.20%	to	1.25%	29.75%	to	32.68%
2019		34	$32.19	to	$39.27	$1,226	0.54%	0.00%	to	1.25%	27.99%	to	29.60%
2018		61	$25.15	to	$30.30	$1,712	0.64%	0.00%	to	1.25%	-7.33%	to	-6.16%
2017		67	$27.14	to	$32.29	$2,010	0.12%	0.00%	to	1.25%	26.88%	to	28.44%
2016		73	$21.39	to	$25.14	$1,718	0.43%	0.00%	to	1.25%	0.23%	to	1.49%
New Perspective Fund® - Class R-4
2020		7,790	$18.65	to	$55.88	$328,125	0.12%	0.00%	to	1.50%	25.29%	to	33.33%
2019		7,215	$14.10	to	$41.91	$239,015	1.10%	0.00%	to	1.50%	28.11%	to	30.03%
2018		6,920	$10.92	to	$32.23	$177,548	1.02%	0.00%	to	1.50%	-7.31%	to	-5.90%
2017		6,826	$11.69	to	$34.25	$189,193	0.46%	0.00%	to	1.50%	26.88%	to	28.87%
2016		5,720	$13.83	to	$26.59	$135,484	0.81%	0.00%	to	1.50%	0.32%	to	1.84%
New World Fund® - Class R-4
2020		41	$15.74	to	$17.28	$657	0.14%	0.00%	to	1.40%	21.26%	to	24.86%
2019		59	$12.78	to	$13.84	$770	0.86%	0.00%	to	1.40%	25.79%	to	27.56%
2018		103	$10.16	to	$10.85	$1,095	1.13%	0.00%	to	1.40%	-13.53%	to	-12.34%
2017		86	$11.75	to	$12.32	$1,038	1.51%	0.05%	to	1.40%	30.78%	to	31.88%
2016		35	$8.98	to	$9.30	$324	1.37%	0.10%	to	1.40%	2.39%	to	3.79%
Nuveen Global Infrastructure Fund - Class I
2020		136	$13.67	to	$13.85	$1,863	1.10%	0.95%	to	1.20%	-3.66%	to	-3.43%
2019		163	$14.19	to	$14.36	$2,309	2.55%	0.95%	to	1.20%	28.07%	to	28.44%
2018		159	$11.08	to	$11.18	$1,766	2.47%	0.95%	to	1.20%	-8.73%	to	-8.56%
2017		175	$12.14	to	$12.23	$2,125	2.67%	0.95%	to	1.20%	18.21%	to	18.39%
2016		179	$10.27	to	$10.33	$1,841	4.47%	1.00%	to	1.20%	6.54%	to	6.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Parnassus Core Equity Fund℠ - Investor Shares
2020		1,719	$17.09	to	$51.27	$47,420	0.61%	0.00%	to	1.40%	19.51%	to	21.62%
2019		1,695	$14.24	to	$42.30	$39,661	0.76%	0.00%	to	1.40%	28.87%	to	30.68%
2018		1,677	$11.00	to	$32.37	$32,021	1.07%	0.00%	to	1.40%	-1.58%	to	-0.25%
2017		1,606	$11.12	to	$32.19	$31,131	1.35%	0.05%	to	1.40%	14.93%	to	16.23%
2016		1,499	$16.31	to	$27.64	$25,372	1.04%	0.10%	to	1.40%	8.88%	to	10.30%
Pax Sustainable Allocation Fund - Investor Class
2020		1,864	$18.55	to	$29.52	$44,694	1.02%	0.00%	to	1.50%	10.07%	to	16.22%
2019		1,934	$16.10	to	$25.40	$40,352	1.59%	0.00%	to	1.50%	19.06%	to	20.84%
2018		2,064	$13.44	to	$21.02	$35,911	2.09%	0.00%	to	1.50%	-5.51%	to	-4.06%
2017		2,193	$14.14	to	$21.91	$40,220	0.60%	0.00%	to	1.50%	11.49%	to	13.17%
2016		2,325	$12.61	to	$19.36	$38,128	1.27%	0.00%	to	1.50%	4.20%	to	5.79%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2020		301	$5.65	to	$6.12	$1,752	1.39%	0.30%	to	1.50%	-0.88%	to	0.33%
2019		265	$5.70	to	$10.25	$1,561	3.97%	0.30%	to	1.50%	10.47%	to	11.60%
2018		257	$5.16	to	$9.22	$1,362	5.64%	0.25%	to	1.50%	-15.50%	to	-14.40%
2017		226	$6.10	to	$10.82	$1,406	7.39%	0.25%	to	1.50%	0.99%	to	2.24%
2016		257	$6.04	to	$6.25	$1,570	0.97%	0.25%	to	1.50%	12.69%	to	14.05%
PIMCO VIT Real Return Portfolio - Administrative Class
2020		4,408	$11.46	to	$21.02	$79,381	1.45%	0.00%	to	1.80%	2.40%	to	11.75%
2019		4,351	$10.38	to	$18.81	$71,157	1.67%	0.00%	to	1.60%	6.72%	to	8.41%
2018		4,614	$9.69	to	$17.35	$70,080	2.46%	0.00%	to	1.60%	-3.75%	to	-2.17%
2017		5,193	$10.03	to	$17.74	$81,690	2.31%	0.00%	to	1.60%	2.02%	to	3.65%
2016		6,498	$9.79	to	$17.12	$98,105	2.28%	0.00%	to	1.60%	3.49%	to	5.22%
Pioneer Equity Income Fund - Class Y Shares
2020		215	$12.46	to	$21.61	$4,510	1.63%	0.75%	to	0.95%	-0.80%	to	-0.69%
2019		523	$12.56	to	$21.76	$11,198	2.06%	0.75%	to	0.95%	24.48%	to	24.84%
2018		689	$10.09	to	$17.43	$11,896	2.51%	0.75%	to	0.95%	-9.51%	to	-9.36%
2017		795	$11.15	to	$19.23	$15,188	1.68%	0.75%	to	0.95%		14.26%
2016		848		$16.83		$14,268	2.10%		0.85%			18.44%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield Fund - Class A Shares
2020		19	$19.16	to	$23.87	$423	4.16%	0.45%	to	1.75%	1.27%	to	13.09%
2019		35	$18.92	to	$24.21	$780	5.06%	0.20%	to	1.75%	12.15%	to	13.88%
2018		37	$16.87	to	$21.26	$722	5.26%	0.20%	to	1.75%	-4.85%	to	-3.32%
2017		39	$17.73	to	$21.99	$799	5.56%	0.20%	to	1.75%	5.66%	to	7.27%
2016		62	$16.78	to	$20.50	$1,175	4.98%	0.20%	to	1.75%	12.17%	to	13.89%
Pioneer Strategic Income Fund - Class A Shares
2020		53	$14.16	to	$16.32	$838	3.68%	0.45%	to	1.75%	1.79%	to	6.95%
2019		46	$13.55	to	$15.64	$683	2.89%	0.20%	to	1.65%	8.40%	to	9.91%
2018		41	$12.50	to	$14.23	$562	3.25%	0.20%	to	1.65%	-3.55%	to	-2.06%
2017		34	$12.86	to	$14.53	$483	2.82%	0.20%	to	1.75%	3.38%	to	4.99%
2016		74	$12.44	to	$13.84	$992	3.08%	0.20%	to	1.75%	5.83%	to	7.37%
Pioneer Equity Income VCT Portfolio - Class I
2020		—		$31.98		$5	0.00%		1.05%			-1.11%
2019		—		$32.34		$5	0.00%		1.05%			24.24%
2018		—		$26.03		$—	0.00%		1.05%			-9.52%
2017		—		$28.77		$—	1.70%		1.05%			14.26%
2016		—		$25.18		$—	5.57%		1.05%			18.55%
Pioneer High Yield VCT Portfolio - Class I
2020		654	$18.44	to	$25.83	$14,436	5.16%	0.10%	to	1.50%	0.94%	to	2.38%
2019		702	$18.15	to	$25.23	$15,331	4.93%	0.10%	to	1.50%	12.74%	to	14.37%
2018		770	$16.00	to	$22.06	$14,827	4.71%	0.10%	to	1.50%	-4.72%	to	-3.42%
2017		991	$16.70	to	$22.84	$20,189	4.55%	0.10%	to	1.50%	5.60%	to	7.13%
2016		1,026	$15.71	to	$21.32	$19,606	4.78%	0.00%	to	1.50%	12.48%	to	14.20%
PGIM Jennison Utility Fund - Class Z
2020		10	$14.62	to	$16.07	$157	1.80%	0.15%	to	1.25%	0.58%	to	4.14%
2019		12	$13.84	to	$15.46	$176	1.97%	0.55%	to	1.40%	25.48%	to	26.37%
2018		11	$11.03	to	$12.24	$128	2.58%	0.75%	to	1.40%	0.27%	to	0.89%
2017		9	$11.00	to	$12.14	$105	2.14%	0.70%	to	1.40%	12.75%	to	13.25%
2016		8	$9.84	to	$10.72	$79	2.31%	0.80%	to	1.25%	14.49%	to	14.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Large Cap Value Fund - Advisor Class
2020		819	$12.31	to	$21.21	$10,251	1.67%	0.00%	to	1.50%	4.06%	to	15.37%
2019		933	$11.83	to	$21.20	$11,159	1.78%	0.00%	to	1.50%	28.31%	to	30.16%
2018		898	$9.22	to	$16.44	$8,331	3.79%	0.00%	to	1.50%	-11.34%	to	-11.23%
2017		—	$18.25	to	$18.52	$5	1.81%	0.35%	to	0.50%	16.24%	to	16.48%
2016		7	$15.70	to	$15.90	$112	1.65%	0.35%	to	0.50%		14.47%
Royce Total Return Fund - Service Class
2020		1		$11.01		$10	0.00%		0.85%			2.99%
2019		1		$10.68		$6	0.00%		1.10%			21.78%
2018		—		$8.77		$3	0.00%		1.10%			-12.21%
2017		—		$23.02		$3	0.36%		1.20%			11.91%
2016		—		$20.56		$2	0.00%		1.20%			0.00%
Ave Maria Rising Dividend Fund
2020		333	$14.74	to	$15.78	$5,036	1.08%	0.30%	to	1.50%	4.84%	to	6.12%
2019		426	$14.06	to	$14.87	$6,122	1.23%	0.30%	to	1.50%	25.76%	to	27.20%
2018		430	$11.18	to	$11.71	$4,894	1.40%	0.25%	to	1.50%	-6.29%	to	-5.03%
2017		387	$11.93	to	$12.33	$4,677	1.18%	0.25%	to	1.50%	15.15%	to	16.54%
2016		389	$10.36	to	$10.58	$4,066	1.82%	0.25%	to	1.50%	13.60%	to	15.02%
SMALLCAP World Fund® - Class R-4
2020		1,447	$18.31	to	$32.46	$37,661	0.00%	0.00%	to	1.50%	33.26%	to	37.48%
2019		1,401	$13.44	to	$23.61	$27,352	0.00%	0.00%	to	1.50%	28.85%	to	30.80%
2018		1,366	$10.38	to	$18.05	$20,382	0.00%	0.00%	to	1.50%	-11.04%	to	-9.70%
2017		1,385	$11.60	to	$19.99	$23,121	0.37%	0.00%	to	1.50%	25.00%	to	26.84%
2016		1,050	$13.84	to	$15.76	$15,154	0.00%	0.00%	to	1.50%	4.14%	to	5.77%
T. Rowe Price Large-Cap Growth Fund - I Class
2020		2,150		$29.52		$63,468	0.00%		0.00%			39.57%
2019		2,008		$21.15		$42,479	0.46%		0.00%			28.49%
2018		1,833		$16.46		$30,175	0.29%		0.00%			4.31%
2017		1,590		$15.78		$25,083	0.29%		0.00%			37.82%
2016		1,130		$11.45		$12,935	0.35%		0.00%			2.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
T. Rowe Price Mid-Cap Value Fund - R Class
2020		6	$32.95	to	$41.05	$239	0.43%	0.00%	to	1.30%	7.93%	to	17.96%
2019		7	$30.53	to	$37.55	$227	0.39%	0.00%	to	1.30%	17.42%	to	18.98%
2018		27	$26.00	to	$31.56	$788	0.42%	0.00%	to	1.30%	-12.22%	to	-11.07%
2017		34	$29.62	to	$35.49	$1,113	0.49%	0.00%	to	1.30%	10.31%	to	10.67%
2016		41	$28.45	to	$31.54	$1,228	0.49%	0.10%	to	0.90%	22.63%	to	23.29%
T. Rowe Price Value Fund - Advisor Class
2020		17		$27.86		$481	0.60%		1.00%			9.13%
2019		20		$25.53		$512	1.54%		1.00%			24.60%
2018		19		$20.49		$399	1.22%		1.00%			-10.56%
2017		18		$22.91		$418	1.06%		1.00%			17.49%
2016		15		$19.50		$301	1.52%		1.00%			9.61%
TCW Total Return Bond Fund - Class N
2020		1,124	$11.13	to	$12.12	$12,825	2.55%	0.00%	to	1.50%	1.88%	to	8.02%
2019		720	$10.46	to	$11.22	$7,674	4.03%	0.00%	to	1.50%	5.44%	to	7.06%
2018		614	$9.91	to	$10.48	$6,183	3.33%	0.00%	to	1.50%	-1.00%	to	0.48%
2017		593	$9.97	to	$10.43	$6,006	2.58%	0.00%	to	1.50%	1.52%	to	3.06%
2016		597	$9.79	to	$10.12	$5,929	2.78%	0.00%	to	1.50%	-0.30%	to	1.20%
Templeton Foreign Fund - Class A
2020		19	$12.08	to	$20.60	$360	1.40%	0.20%	to	1.65%	-2.13%	to	20.28%
2019		18	$12.24	to	$20.74	$352	2.84%	0.20%	to	1.65%	10.61%	to	12.23%
2018		25	$10.97	to	$18.48	$423	2.43%	0.20%	to	1.65%	-16.40%	to	-15.15%
2017		24	$12.79	to	$21.78	$495	1.35%	0.20%	to	1.65%	15.20%	to	16.85%
2016		29	$11.04	to	$18.64	$510	1.86%	0.20%	to	1.65%	9.80%	to	11.42%
Templeton Global Bond Fund - Advisor Class
2020		1,743	$10.93	to	$11.35	$19,065	4.68%	0.00%	to	0.45%	-4.62%	to	-4.22%
2019		1,965	$11.46	to	$11.85	$22,530	6.20%	0.00%	to	0.45%	0.44%	to	0.85%
2018		2,147	$11.41	to	$11.75	$24,501	6.51%	0.00%	to	0.45%	0.97%	to	1.47%
2017		2,464	$11.30	to	$11.58	$27,852	3.58%	0.00%	to	0.45%	2.17%	to	2.66%
2016		2,462	$11.06	to	$11.28	$27,244	2.62%	0.00%	to	0.45%	6.14%	to	6.62%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2020		3,889	$10.06	to	$36.95	$85,763	4.37%	0.00%	to	1.50%	-5.85%	to	-4.40%
2019		4,412	$10.68	to	$38.65	$103,155	5.83%	0.00%	to	1.50%	-0.84%	to	0.62%
2018		5,240	$10.76	to	$38.41	$118,332	6.18%	0.00%	to	1.50%	-0.25%	to	1.27%
2017		5,561	$10.77	to	$37.93	$127,026	3.29%	0.00%	to	1.50%	0.85%	to	2.36%
2016		5,636	$10.67	to	$37.06	$129,353	2.38%	0.00%	to	1.50%	4.65%	to	6.26%
Third Avenue Real Estate Value Fund - Institutional Class
2020		5	$10.79	to	$11.60	$57	1.79%	0.15%	to	1.25%	-11.85%	to	-8.88%
2019		5	$11.80	to	$12.28	$55	2.06%	0.70%	to	1.40%	19.60%	to	20.27%
2018		4	$9.95	to	$10.23	$42	1.67%	0.65%	to	1.25%	-20.91%	to	-20.42%
2017		6	$12.58	to	$12.83	$78	1.37%	0.70%	to	1.25%	20.73%	to	21.23%
2016		3	$10.42	to	$10.55	$32	1.04%	0.80%	to	1.25%	4.51%	to	4.98%
Touchstone Value Fund - Institutional Class
2020		1,217		$15.93		$19,391	1.67%		0.00%			3.58%
2019		1,122		$15.38		$17,249	1.89%		0.00%			25.96%
2018		985		$12.21		$12,022	2.08%		0.00%			-5.35%
2017		804		$12.90		$10,377	2.02%		0.00%			14.36%
2016		555		$11.28		$6,257	3.02%		0.00%			13.48%
USAA Precious Metals and Minerals Fund - Class A Shares
2020	06/29/2020	1,069	$20.55	to	$20.71	$22,035	(e)	0.15%	to	1.50%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
2020		11		$11.22		$129	3.50%		1.00%			6.65%
2019	07/19/2019	15		$10.52		$157	(d)		1.00%			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Vanguard® Total International Stock Index Fund - Admiral™ Shares
2020		7		$11.79		$87	3.92%		1.00%			10.19%
2019	07/19/2019	1		$10.70		$15	(d)		1.00%			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
Diversified Value Portfolio
2020		4	$26.87	to	$32.55	$125	2.53%	0.85%	to	2.00%	9.54%	to	20.78%
2019		4	$24.53	to	$28.91	$112	3.57%	0.95%	to	2.00%	23.20%	to	24.50%
2018		5	$19.91	to	$23.22	$112	2.59%	0.95%	to	2.00%	-10.92%	to	-10.00%
2017		5	$22.35	to	$25.80	$120	0.00%	0.95%	to	2.00%	10.92%	to	12.13%
2016		4	$20.15	to	$23.01	$103	0.00%	0.95%	to	2.00%	10.71%	to	11.86%
Equity Income Portfolio
2020		6	$29.60	to	$34.39	$198	2.64%	1.10%	to	2.00%	1.20%	to	2.11%
2019		5	$29.25	to	$33.68	$181	2.86%	1.10%	to	2.00%	21.98%	to	23.05%
2018		6	$23.98	to	$27.37	$169	2.24%	1.10%	to	2.00%	-7.84%	to	-7.00%
2017		6	$26.02	to	$29.43	$188	2.40%	1.10%	to	2.00%	15.90%	to	16.97%
2016		8	$22.45	to	$25.16	$199	2.61%	1.10%	to	2.00%	12.81%	to	13.67%
Small Company Growth Portfolio
2020		2	$38.78	to	$46.97	$72	0.00%	0.85%	to	2.00%	20.73%	to	28.05%
2019		1	$32.12	to	$37.86	$56	0.00%	0.95%	to	2.00%	25.57%	to	26.92%
2018		2	$25.58	to	$29.83	$47	0.00%	0.95%	to	2.00%	-9.10%	to	-8.16%
2017		1	$28.14	to	$32.48	$46	0.45%	0.95%	to	2.00%	21.01%	to	22.29%
2016		1	$23.25	to	$26.56	$33	0.32%	0.95%	to	2.00%	12.65%	to	13.84%
Victory Integrity Small-Cap Value Fund - Class Y
2020		3	$13.17	to	$14.31	$35	0.00%	0.00%	to	1.25%	-0.08%	to	1.20%
2019		22	$13.18	to	$14.14	$289	0.28%	0.00%	to	1.25%	21.59%	to	23.06%
2018		39	$10.77	to	$11.49	$435	0.52%	0.00%	to	1.40%	-19.69%	to	-18.63%
2017		24	$13.41	to	$14.06	$332	0.06%	0.05%	to	1.40%	10.83%	to	11.47%
2016		9	$12.10	to	$12.52	$115	0.36%	0.10%	to	1.40%	22.85%	to	24.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Victory Sycamore Established Value Fund - Class A
2020		497	$13.45	to	$16.07	$7,864	1.12%	0.75%	to	1.20%	6.48%	to	7.00%
2019		446	$12.57	to	$15.05	$6,605	1.14%	0.75%	to	1.20%	26.86%	to	27.36%
2018		366	$9.87	to	$11.84	$4,299	1.05%	0.75%	to	1.20%	-11.34%	to	-10.84%
2017		266	$11.07	to	$13.31	$3,525	0.68%	0.75%	to	1.20%		14.35%
2016	05/19/2016	144		$11.64		$1,674	(a)		1.20%			(a)
Victory Sycamore Small Company Opportunity Fund - Class R
2020		—	$30.76	to	$32.66	$9	0.00%	0.50%	to	1.05%	3.12%	to	36.71%
2019		—	$29.83	to	$31.19	$8	0.00%	0.60%	to	1.05%	24.97%	to	25.51%
2018		—	$23.87	to	$24.85	$8	0.00%	0.60%	to	1.05%	-9.75%	to	-9.31%
2017		2	$26.44	to	$27.40	$53	0.32%	0.60%	to	1.05%		10.12%
2016		2	$23.86	to	$24.61	$38	0.13%	0.70%	to	1.15%	27.87%	to	28.29%
Voya Balanced Portfolio - Class I
2020		5,295	$12.08	to	$72.68	$220,908	2.25%	0.00%	to	1.95%	2.71%	to	25.91%
2019		5,828	$10.93	to	$66.19	$221,428	2.44%	0.00%	to	1.95%	16.82%	to	19.07%
2018		6,211	$13.99	to	$56.10	$208,684	2.30%	0.00%	to	1.95%	-8.67%	to	-6.82%
2017		7,043	$15.15	to	$60.77	$252,764	2.56%	0.00%	to	1.95%	12.48%	to	14.73%
2016		7,897	$13.32	to	$53.47	$250,957	1.78%	0.00%	to	1.95%	5.66%	to	7.83%
Voya Large Cap Value Fund - Class A
2020		4	$17.97	to	$19.22	$67	1.60%	0.35%	to	1.20%	4.36%	to	20.68%
2019		3	$17.22	to	$18.26	$58	1.69%	0.35%	to	1.20%	23.09%	to	24.01%
2018		4	$13.99	to	$14.63	$60	1.05%	0.45%	to	1.20%	-9.27%	to	-8.56%
2017		8	$15.42	to	$16.00	$131	2.05%	0.45%	to	1.20%	11.98%	to	12.83%
2016		4	$13.77	to	$14.18	$60	2.19%	0.45%	to	1.20%	12.12%	to	12.72%
Voya Floating Rate Fund - Class A
2020		55	$10.64	to	$10.73	$589	1.63%	0.95%	to	1.20%	-3.18%	to	-2.90%
2019		335	$10.58	to	$11.05	$3,571	5.33%	0.75%	to	1.20%	5.17%	to	5.59%
2018		229	$10.02	to	$10.48	$2,318	4.21%	0.75%	to	1.20%	-1.42%	to	-0.99%
2017		75	$10.12	to	$10.61	$775	3.55%	0.75%	to	1.20%	1.24%	to	1.34%
2016	06/01/2016	14		$10.47		$149	(a)		1.20%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya GNMA Income Fund - Class A
2020		285	$10.54	to	$20.06	$3,729	2.42%	0.25%	to	1.55%	2.20%	to	3.51%
2019		192	$10.29	to	$19.38	$2,472	2.79%	0.25%	to	1.55%	3.57%	to	4.93%
2018		197	$9.89	to	$18.47	$2,539	2.39%	0.20%	to	1.55%	-0.68%	to	0.60%
2017		228	$9.93	to	$18.36	$2,981	2.47%	0.25%	to	1.55%	-0.08%	to	1.27%
2016		239	$9.90	to	$18.13	$3,178	2.92%	0.25%	to	1.55%	0.08%	to	1.40%
Voya Intermediate Bond Fund - Class A
2020		44	$15.79	to	$20.51	$818	2.99%	0.00%	to	1.55%	0.57%	to	7.72%
2019		49	$14.88	to	$19.04	$856	3.19%	0.00%	to	1.55%	7.83%	to	9.55%
2018		52	$13.80	to	$17.38	$836	2.91%	0.00%	to	1.55%	-2.13%	to	-0.63%
2017		50	$14.10	to	$17.49	$815	2.92%	0.00%	to	1.55%	2.92%	to	4.48%
2016		48	$13.70	to	$16.74	$743	2.91%	0.00%	to	1.55%	2.16%	to	3.78%
Voya Intermediate Bond Portfolio - Class I
2020		16,006	$11.15	to	$131.68	$485,083	3.50%	0.00%	to	1.95%	5.77%	to	7.78%
2019		14,803	$10.38	to	$123.14	$425,547	3.36%	0.00%	to	1.95%	7.68%	to	9.89%
2018		14,410	$13.68	to	$113.27	$404,454	3.62%	0.00%	to	1.95%	-2.49%	to	-0.52%
2017		16,272	$14.03	to	$115.08	$455,985	3.34%	0.00%	to	1.95%	2.98%	to	5.04%
2016		17,504	$13.62	to	$110.70	$463,454	2.34%	0.00%	to	1.95%	2.25%	to	4.35%
Voya Intermediate Bond Portfolio - Class S
2020		118		$17.88		$2,118	3.16%		0.35%			7.19%
2019		131		$16.68		$2,191	3.12%		0.35%			9.16%
2018		138		$15.28		$2,103	3.42%		0.35%			-1.16%
2017		170		$15.46		$2,627	3.16%		0.35%			4.39%
2016		178		$14.81		$2,631	2.19%		0.35%			3.86%
Voya Global Perspectives® Portfolio - Class I
2020		351	$12.47	to	$15.22	$4,981	2.65%	0.25%	to	1.50%	0.53%	to	15.78%
2019		194	$10.77	to	$13.03	$2,415	3.53%	0.35%	to	1.50%	16.56%	to	17.81%
2018		181	$10.07	to	$11.06	$1,944	3.05%	0.40%	to	1.50%	-8.58%	to	-7.53%
2017		204	$10.93	to	$12.03	$2,388	1.65%	0.25%	to	1.50%	13.20%	to	14.68%
2016		509	$10.15	to	$10.49	$5,274	3.50%	0.25%	to	1.50%	5.28%	to	6.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya High Yield Portfolio - Adviser Class
2020		1		$15.94		$23	3.92%		0.35%			4.94%
2019		2		$15.19		$28	2.90%		0.35%			14.38%
2018		3		$13.28		$41	5.00%		0.35%			-3.84%
2017		3		$13.81		$39	6.55%		0.35%			5.42%
2016		3		$13.10		$39	7.07%		0.35%			13.81%
Voya High Yield Portfolio - Institutional Class
2020		6,819	$10.77	to	$23.54	$101,601	5.26%	0.00%	to	1.95%	3.93%	to	6.03%
2019		7,396	$10.32	to	$22.37	$105,196	4.72%	0.00%	to	1.95%	13.99%	to	15.36%
2018		2,437	$12.72	to	$19.54	$35,318	6.01%	0.00%	to	1.20%	-4.12%	to	-2.97%
2017		2,630	$13.17	to	$20.29	$39,407	7.22%	0.00%	to	1.20%	5.29%	to	6.56%
2016		2,242	$12.41	to	$19.19	$31,164	6.85%	0.00%	to	1.20%	13.51%	to	14.88%
Voya High Yield Portfolio - Service Class
2020		15	$21.06	to	$26.30	$366	5.42%	0.35%	to	1.40%	4.17%	to	5.20%
2019		17	$20.12	to	$25.00	$409	7.19%	0.40%	to	1.40%	13.58%	to	14.78%
2018		993	$17.62	to	$22.29	$19,881	5.77%	0.10%	to	1.50%	-4.63%	to	-3.31%
2017		1,042	$18.37	to	$23.09	$21,758	6.92%	0.00%	to	1.50%	4.63%	to	6.18%
2016		1,084	$17.45	to	$22.28	$21,510	6.58%	0.00%	to	1.50%	12.86%	to	14.60%
Voya Large Cap Growth Portfolio - Adviser Class
2020		2		$41.03		$96	0.00%		0.35%			29.64%
2019		3		$31.65		$83	0.00%		0.35%			31.44%
2018		3		$24.08		$78	0.00%		0.35%			-2.39%
2017		6		$24.67		$143	0.07%		0.35%			28.56%
2016		6		$19.19		$121	0.00%		0.35%			2.95%
Voya Large Cap Growth Portfolio - Institutional Class
2020		17,954	$15.04	to	$55.65	$708,598	0.47%	0.00%	to	1.50%	28.93%	to	30.89%
2019		19,621	$11.53	to	$42.93	$598,514	0.67%	0.00%	to	1.50%	30.75%	to	32.77%
2018		20,013	$22.96	to	$32.64	$483,586	0.67%	0.00%	to	1.50%	-2.97%	to	-1.48%
2017		21,642	$23.65	to	$33.45	$535,736	0.64%	0.00%	to	1.50%	27.82%	to	29.71%
2016		22,383	$18.51	to	$26.03	$430,272	0.55%	0.00%	to	1.50%	2.43%	to	4.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Service Class
2020		168	$26.79	to	$65.99	$7,438	0.24%	0.00%	to	1.50%	7.35%	to	30.60%
2019		175	$20.59	to	$50.53	$5,930	0.26%	0.00%	to	1.50%	30.45%	to	32.42%
2018		460	$15.60	to	$38.16	$12,694	0.41%	0.00%	to	1.50%	-3.24%	to	-1.75%
2017		422	$15.94	to	$38.84	$11,802	0.40%	0.00%	to	1.50%	27.53%	to	29.42%
2016		321	$12.36	to	$30.01	$6,892	0.28%	0.00%	to	1.50%	2.16%	to	3.70%
Voya Large Cap Value Portfolio - Adviser Class
2020		1		$16.50		$15	0.00%		0.35%			5.23%
2019		1		$15.68		$16	0.00%		0.35%			24.05%
2018		1		$12.64		$15	0.00%		0.35%			-8.67%
2017		1		$13.84		$21	1.85%		0.35%			12.43%
2016		2		$12.31		$21	1.80%		0.35%			12.83%
Voya Large Cap Value Portfolio - Institutional Class
2020		14,499	$11.74	to	$23.48	$283,899	2.00%	0.00%	to	1.95%	4.22%	to	6.29%
2019		16,308	$11.09	to	$22.09	$303,689	2.12%	0.00%	to	1.95%	22.71%	to	25.12%
2018		17,753	$13.34	to	$17.66	$267,860	2.01%	0.00%	to	1.95%	-9.62%	to	-7.78%
2017		20,269	$14.76	to	$19.15	$335,852	2.43%	0.00%	to	1.95%	11.31%	to	13.52%
2016		22,298	$13.26	to	$16.87	$328,460	2.34%	0.00%	to	1.95%	11.70%	to	13.93%
Voya Large Cap Value Portfolio - Service Class
2020		72	$16.63	to	$20.82	$1,338	1.95%	0.30%	to	1.40%	2.28%	to	54.66%
2019		69	$15.91	to	$19.31	$1,231	1.86%	0.10%	to	1.40%	23.05%	to	24.59%
2018		85	$12.93	to	$16.36	$1,241	1.70%	0.10%	to	1.40%	-9.33%	to	-8.06%
2017		107	$14.26	to	$17.09	$1,692	2.17%	0.10%	to	1.40%	11.67%	to	13.08%
2016		118	$12.77	to	$15.16	$1,668	2.15%	0.10%	to	1.45%	12.02%	to	13.49%
Voya Limited Maturity Bond Portfolio - Adviser Class
2020		—		$10.79		$5	0.00%		0.35%			2.57%
2019		—		$10.52		$5	0.00%		0.35%			3.24%
2018		1		$10.19		$15	0.00%		0.35%			0.39%
2017		1		$10.15		$11	1.36%		0.35%			0.59%
2016		1		$10.09		$10	0.48%		0.35%			0.50%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Stock Index Portfolio - Institutional Class
2020		2,421	$13.56	to	$45.76	$42,300	1.80%	0.00%	to	1.40%	14.38%	to	18.12%
2019		2,540	$11.52	to	$38.74	$39,309	1.71%	0.00%	to	1.40%	29.30%	to	31.14%
2018		1,301	$19.90	to	$29.54	$28,279	1.86%	0.00%	to	1.40%	-5.94%	to	-4.65%
2017		1,271	$20.95	to	$30.98	$29,429	1.95%	0.00%	to	1.40%	19.76%	to	21.49%
2016		1,028	$17.33	to	$25.50	$20,177	2.18%	0.00%	to	1.40%	10.10%	to	11.65%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2020		1		$12.10		$11	0.00%		0.35%			10.20%
2019		1		$10.98		$12	0.00%		0.35%			7.23%
2018		2		$10.24		$20	0.00%		0.35%			-2.75%
2017		3		$10.53		$32	0.90%		0.35%			1.84%
2016		5		$10.34		$48	0.00%		0.35%			2.89%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2020		3,894	$10.17	to	$17.76	$60,878	5.33%	0.00%	to	1.50%	-6.23%	to	9.19%
2019		4,491	$10.72	to	$18.67	$74,592	2.97%	0.00%	to	1.50%	22.87%	to	24.80%
2018		4,693	$12.81	to	$14.96	$64,343	5.37%	0.00%	to	1.50%	-9.92%	to	-8.56%
2017		5,377	$14.21	to	$16.36	$81,417	3.72%	0.00%	to	1.50%	9.13%	to	10.77%
2016		6,136	$13.03	to	$14.77	$84,613	1.41%	0.00%	to	1.50%	-0.61%	to	0.89%
VY® Clarion Real Estate Portfolio - Adviser Class
2020		2		$17.58		$36	2.50%		0.35%			-7.23%
2019		2		$18.95		$44	2.53%		0.35%			27.27%
2018		2		$14.89		$35	2.60%		0.35%			-8.31%
2017		3		$16.24		$42	2.55%		0.35%			4.44%
2016		6		$15.55		$90	1.52%		0.35%			3.53%
VY® Clarion Real Estate Portfolio - Institutional Class
2020		60	$17.75	to	$20.60	$1,243	2.43%	0.95%	to	1.95%	-8.13%	to	-7.21%
2019		70	$19.32	to	$22.20	$1,556	2.42%	0.95%	to	1.95%	25.95%	to	27.22%
2018		81	$15.34	to	$17.45	$1,419	2.96%	0.95%	to	1.95%	-9.23%	to	-8.30%
2017		96	$16.90	to	$19.03	$1,820	2.32%	0.95%	to	1.95%	3.43%	to	4.50%
2016		117	$16.34	to	$18.21	$2,120	1.85%	0.95%	to	1.95%	2.45%	to	3.47%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Real Estate Portfolio - Service Class
2020		1,777	$17.47	to	$22.84	$35,429	2.17%	0.00%	to	1.50%	-7.89%	to	-6.53%
2019		2,072	$18.86	to	$24.44	$44,624	2.14%	0.00%	to	1.50%	26.19%	to	28.18%
2018		2,224	$14.85	to	$19.07	$37,743	2.60%	0.00%	to	1.50%	-9.00%	to	-7.65%
2017		2,860	$16.22	to	$20.65	$53,192	2.07%	0.00%	to	1.50%	3.59%	to	5.20%
2016		3,437	$15.57	to	$19.63	$61,308	1.58%	0.00%	to	1.50%	2.70%	to	4.25%
VY® Invesco Growth and Income Portfolio - Institutional Class
2020		1,355	$22.11	to	$22.96	$29,975	2.18%	0.00%	to	0.45%	2.74%	to	3.24%
2019		1,348	$21.52	to	$22.24	$29,008	2.77%	0.00%	to	0.45%	24.47%	to	24.94%
2018		1,580	$17.29	to	$17.80	$27,328	1.75%	0.00%	to	0.45%	-13.72%	to	-13.30%
2017		1,642	$20.04	to	$20.53	$32,904	2.26%	0.00%	to	0.45%	13.61%	to	14.12%
2016		1,500	$17.64	to	$17.99	$26,466	2.34%	0.00%	to	0.45%	19.67%	to	20.25%
VY® Invesco Growth and Income Portfolio - Service Class
2020		982	$20.04	to	$30.43	$25,845	1.84%	0.00%	to	1.50%	1.35%	to	2.91%
2019		1,092	$19.65	to	$29.57	$28,186	2.43%	0.00%	to	1.50%	22.89%	to	24.72%
2018		1,248	$15.90	to	$23.71	$26,073	1.47%	0.00%	to	1.50%	-14.86%	to	-13.59%
2017		1,363	$18.57	to	$27.44	$33,274	2.05%	0.00%	to	1.50%	12.17%	to	13.91%
2016		1,315	$16.45	to	$24.09	$28,398	2.12%	0.00%	to	1.50%	18.18%	to	19.91%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2020		4		$34.12		$128	0.00%		0.35%			32.45%
2019		7		$25.76		$190	0.00%		0.35%			30.83%
2018		8		$19.69		$151	0.57%		0.35%			-17.37%
2017		8		$23.83		$202	0.32%		0.35%			41.93%
2016		16		$16.79		$266	0.93%		0.35%			12.23%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2020		527	$34.88	to	$35.17	$18,412	0.51%	0.95%	to	1.20%	32.12%	to	32.52%
2019		541	$26.40	to	$26.54	$14,297	0.14%	0.95%	to	1.20%	30.56%	to	30.87%
2018		561	$20.22	to	$20.28	$11,355	0.90%	0.95%	to	1.20%	-17.57%	to	-17.39%
2017		655	$24.53	to	$24.55	$16,078	0.51%	0.95%	to	1.20%	41.63%	to	41.74%
2016		1,109	$17.32	to	$17.58	$19,344	1.49%	0.85%	to	1.20%	11.89%	to	12.33%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2020		840	$16.74	to	$47.10	$32,983	0.31%	0.00%	to	1.50%	31.38%	to	33.39%
2019		875	$12.66	to	$35.31	$26,095	0.01%	0.00%	to	1.50%	29.78%	to	31.73%
2018		890	$9.70	to	$26.81	$20,389	0.62%	0.00%	to	1.50%	-18.02%	to	-16.74%
2017		1,026	$11.76	to	$32.20	$28,556	0.46%	0.00%	to	1.55%	40.83%	to	43.05%
2016		898	$8.30	to	$22.52	$17,732	1.22%	0.00%	to	1.55%	11.21%	to	12.94%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2020		—		$27.12		$3	0.00%		0.35%			15.40%
2019		—		$23.50		$3	0.00%		0.35%			25.53%
2018		1		$18.72		$24	0.00%		0.35%			-11.15%
2017		2		$21.06		$46	0.19%		0.35%			14.82%
2016		2		$18.35		$28	0.16%		0.35%			20.72%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2020		2,040	$27.92	to	$28.99	$56,972	0.00%	0.00%	to	0.45%	16.00%	to	16.52%
2019		2,106	$24.07	to	$24.88	$50,704	1.19%	0.00%	to	0.45%	26.22%	to	26.74%
2018		2,187	$19.07	to	$19.63	$41,715	0.66%	0.00%	to	0.45%	-10.76%	to	-10.32%
2017		2,118	$21.37	to	$21.89	$45,257	0.69%	0.00%	to	0.45%	15.33%	to	15.88%
2016		2,073	$18.53	to	$18.89	$38,416	0.76%	0.00%	to	0.45%	21.43%	to	21.87%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2020		1,044	$29.85	to	$46.33	$41,406	0.00%	0.00%	to	1.50%	14.58%	to	37.27%
2019		1,134	$25.90	to	$39.84	$39,048	0.68%	0.00%	to	1.60%	24.50%	to	26.40%
2018		1,109	$20.68	to	$31.52	$30,497	0.40%	0.00%	to	1.65%	-11.98%	to	-10.52%
2017		1,095	$23.32	to	$35.23	$33,973	0.46%	0.00%	to	1.65%	13.66%	to	15.58%
2016		1,022	$20.36	to	$30.48	$27,747	0.47%	0.00%	to	1.65%	19.60%	to	21.61%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2020		17		$27.43		$471	1.20%		0.35%			17.12%
2019		16		$23.42		$363	1.21%		0.35%			23.59%
2018		16		$18.95		$298	1.54%		0.35%			-0.26%
2017		25		$19.00		$479	0.97%		0.35%			14.32%
2016		27		$16.62		$450	1.15%		0.35%			7.30%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2020		18,429	$27.02	to	$28.05	$497,984	1.50%	0.00%	to	0.45%	17.73%	to	18.25%
2019		18,802	$22.95	to	$23.72	$431,537	1.83%	0.00%	to	0.45%	24.19%	to	24.71%
2018		17,670	$18.48	to	$19.02	$326,569	2.53%	0.00%	to	0.45%	0.27%	to	0.74%
2017		17,165	$18.43	to	$18.88	$316,392	1.54%	0.00%	to	0.45%	14.83%	to	15.40%
2016		16,607	$16.05	to	$16.36	$266,487	1.69%	0.00%	to	0.45%	7.86%	to	8.27%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2020		32,116	$15.68	to	$45.27	$1,169,756	1.25%	0.00%	to	1.50%	16.21%	to	17.98%
2019		32,781	$13.39	to	$38.37	$1,030,790	1.54%	0.00%	to	1.50%	22.52%	to	24.35%
2018		31,213	$10.85	to	$30.86	$806,219	2.19%	0.00%	to	1.50%	-1.02%	to	0.52%
2017		31,475	$10.88	to	$30.70	$827,633	1.25%	0.00%	to	1.50%	13.40%	to	15.11%
2016		30,080	$10.54	to	$26.67	$710,826	1.39%	0.00%	to	1.55%	6.41%	to	8.08%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2020		30		$25.14		$746	3.55%		0.35%			0.28%
2019		38		$25.07		$942	2.29%		0.35%			25.48%
2018		40		$19.98		$803	1.76%		0.35%			-10.00%
2017		51		$22.20		$1,125	1.68%		0.35%			15.50%
2016		67		$19.22		$1,281	1.87%		0.35%			17.91%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2020		3,792	$11.33	to	$42.56	$97,378	3.50%	0.00%	to	1.65%	-0.74%	to	22.34%
2019		4,111	$11.26	to	$42.16	$105,540	2.52%	0.00%	to	1.65%	24.30%	to	26.43%
2018		3,572	$15.48	to	$33.35	$90,169	2.17%	0.00%	to	1.65%	-10.81%	to	-9.31%
2017		3,794	$17.23	to	$36.78	$106,982	2.03%	0.00%	to	1.65%	14.34%	to	16.25%
2016		4,150	$14.96	to	$31.64	$101,935	2.20%	0.00%	to	1.65%	16.82%	to	18.77%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2020		7		$15.59		$108	1.96%		0.35%			13.71%
2019		7		$13.71		$96	0.00%		0.35%			26.83%
2018		8		$10.81		$91	1.06%		0.35%			-14.81%
2017		8		$12.69		$98	0.84%		0.35%			27.03%
2016		9		$9.99		$89	1.10%		0.35%			1.22%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price International Stock Portfolio - Service Class
2020		379	$13.25	to	$27.16	$9,191	2.22%	0.25%	to	1.50%	12.78%	to	20.60%
2019		396	$11.68	to	$24.68	$8,458	0.73%	0.00%	to	1.50%	25.71%	to	27.68%
2018		412	$9.23	to	$19.33	$6,957	1.82%	0.00%	to	1.50%	-15.38%	to	-14.13%
2017		452	$10.85	to	$22.51	$8,970	1.16%	0.00%	to	1.50%	25.91%	to	27.90%
2016		445	$8.56	to	$17.60	$6,961	1.43%	0.00%	to	1.50%	0.41%	to	1.88%
Voya Government Money Market Portfolio - Class I
2020		23,836	$9.15	to	$57.69	$334,139	0.22%	0.00%	to	1.80%	-1.51%	to	0.33%
2019		17,995	$9.29	to	$57.69	$248,617	1.85%	0.00%	to	1.80%	0.11%	to	1.97%
2018		16,792	$9.28	to	$56.76	$237,575	1.47%	0.00%	to	1.80%	-0.11%	to	1.57%
2017		15,640	$9.43	to	$56.05	$219,152	0.58%	0.00%	to	1.70%	-0.92%	to	0.62%
2016		16,116	$9.41	to	$55.98	$228,794	0.08%	0.00%	to	1.80%	-1.67%	to	0.21%
Voya Multi-Manager International Small Cap Fund - Class A
2020		9	$28.55	to	$34.39	$270	1.16%	0.00%	to	1.10%	14.11%	to	29.72%
2019		9	$25.02	to	$29.81	$247	1.97%	0.00%	to	1.10%	23.12%	to	24.26%
2018		12	$20.67	to	$23.99	$260	1.23%	0.00%	to	1.00%	-22.82%	to	-22.06%
2017		14	$26.59	to	$30.78	$388	0.99%	0.00%	to	1.05%	33.53%	to	34.94%
2016		14	$19.92	to	$22.81	$294	0.54%	0.00%	to	1.05%	-1.78%	to	-0.74%
Voya Multi-Manager International Small Cap Fund - Class I
2020		107	$14.57	to	$15.41	$1,595	1.69%	0.30%	to	1.50%	14.01%	to	15.43%
2019		105	$12.78	to	$13.35	$1,361	2.32%	0.30%	to	1.50%	22.77%	to	24.30%
2018		133	$10.41	to	$10.74	$1,402	1.70%	0.25%	to	1.50%	-22.95%	to	-22.02%
2017		113	$13.50	to	$13.78	$1,543	2.44%	0.25%	to	1.50%	33.86%	to	35.10%
2016	6/6/2016	3	$10.13	to	$10.20	$28	(a)	0.30%	to	1.25%		(a)
Voya Global Bond Portfolio - Adviser Class
2020		9		$17.39		$149	2.65%		0.35%			8.21%
2019		19		$16.07		$304	2.42%		0.35%			6.99%
2018		18		$15.02		$275	3.32%		0.35%			-2.78%
2017		17		$15.45		$267	2.28%		0.35%			8.73%
2016		20		$14.21		$285	1.55%		0.35%			5.42%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Initial Class
2020		4,334	$11.21	to	$19.74	$72,287	2.83%	0.00%	to	1.95%	7.03%	to	9.24%
2019		4,517	$10.29	to	$18.07	$69,980	2.87%	0.00%	to	1.95%	5.81%	to	7.91%
2018		4,774	$12.91	to	$16.96	$70,474	3.78%	0.00%	to	1.95%	-3.94%	to	-1.97%
2017		5,031	$13.32	to	$17.30	$76,778	2.56%	0.00%	to	1.95%	7.61%	to	9.69%
2016		5,458	$12.26	to	$15.78	$76,457	1.77%	0.00%	to	1.95%	4.17%	to	6.33%
Voya Global Bond Portfolio - Service Class
2020		42	$14.46	to	$16.13	$654	2.42%	0.25%	to	1.50%	5.50%	to	8.62%
2019		35	$13.42	to	$14.85	$503	2.56%	0.25%	to	1.50%	6.03%	to	7.21%
2018		27	$12.38	to	$13.59	$356	3.06%	0.40%	to	1.50%	-3.63%	to	-2.58%
2017		41	$12.68	to	$14.56	$559	2.19%	0.00%	to	1.50%	7.67%	to	9.31%
2016		55	$11.58	to	$13.32	$704	1.52%	0.00%	to	1.50%	4.50%	to	6.05%
Voya Index Solution 2025 Portfolio - Initial Class
2020		269	$21.19	to	$29.88	$7,023	2.63%	0.00%	to	1.40%	10.86%	to	13.05%
2019		522	$18.98	to	$26.43	$12,222	1.77%	0.00%	to	1.40%	17.12%	to	18.79%
2018		545	$16.18	to	$22.25	$11,069	1.75%	0.00%	to	1.40%	-6.27%	to	-4.99%
2017		510	$17.24	to	$23.24	$10,973	1.86%	0.05%	to	1.40%	13.23%	to	14.53%
2016		426	$15.20	to	$20.25	$8,027	2.55%	0.10%	to	1.40%	5.68%	to	7.03%
Voya Index Solution 2025 Portfolio - Service 2 Class
2020		99	$20.31	to	$23.54	$2,167	1.69%	0.20%	to	1.55%	2.48%	to	12.52%
2019		95	$18.40	to	$20.92	$1,859	2.01%	0.20%	to	1.50%	16.56%	to	17.99%
2018		150	$15.72	to	$17.73	$2,527	1.08%	0.20%	to	1.55%	-6.76%	to	-5.49%
2017		239	$16.86	to	$19.06	$4,336	1.34%	0.00%	to	1.55%	12.63%	to	14.41%
2016		271	$14.97	to	$16.66	$4,345	2.06%	0.00%	to	1.55%	5.05%	to	6.73%
Voya Index Solution 2025 Portfolio - Service Class
2020		382	$20.59	to	$27.07	$10,089	1.83%	0.00%	to	1.25%	11.42%	to	12.86%
2019		259	$18.48	to	$24.14	$6,057	1.81%	0.00%	to	1.25%	17.20%	to	18.41%
2018		216	$17.60	to	$20.51	$4,318	1.55%	0.00%	to	1.10%	-6.23%	to	-5.17%
2017		203	$16.86	to	$21.77	$4,318	1.55%	0.00%	to	1.25%	13.15%	to	14.64%
2016		130	$14.90	to	$19.12	$2,415	2.22%	0.00%	to	1.25%	5.52%	to	6.86%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2035 Portfolio - Initial Class
2020		314	$26.28	to	$34.25	$9,524	2.77%	0.00%	to	1.40%	11.73%	to	14.40%
2019		699	$23.15	to	$29.94	$18,659	1.76%	0.00%	to	1.40%	20.91%	to	22.60%
2018		668	$18.99	to	$24.42	$14,903	1.58%	0.00%	to	1.40%	-8.18%	to	-6.92%
2017		529	$20.45	to	$26.03	$12,725	1.76%	0.05%	to	1.40%	17.01%	to	18.28%
2016		458	$16.24	to	$21.95	$9,330	2.31%	0.10%	to	1.40%	6.61%	to	8.02%
Voya Index Solution 2035 Portfolio - Service 2 Class
2020		102	$23.39	to	$27.24	$2,571	1.50%	0.00%	to	1.40%	12.34%	to	13.93%
2019		88	$20.51	to	$23.91	$1,970	1.55%	0.00%	to	1.55%	20.22%	to	22.05%
2018		83	$17.06	to	$19.59	$1,514	0.93%	0.00%	to	1.55%	-8.57%	to	-7.11%
2017		118	$18.66	to	$21.09	$2,373	1.20%	0.00%	to	1.55%	16.33%	to	18.15%
2016		154	$16.04	to	$17.85	$2,640	1.92%	0.00%	to	1.55%	5.94%	to	7.59%
Voya Index Solution 2035 Portfolio - Service Class
2020		284	$23.27	to	$31.03	$8,622	1.37%	0.00%	to	1.25%	12.69%	to	14.12%
2019		337	$20.65	to	$27.37	$8,925	1.65%	0.00%	to	1.25%	20.83%	to	22.37%
2018		281	$17.09	to	$22.51	$6,123	1.36%	0.00%	to	1.25%	-8.27%	to	-7.12%
2017		246	$18.63	to	$24.40	$5,806	1.56%	0.00%	to	1.25%	16.95%	to	18.36%
2016		188	$15.93	to	$20.74	$3,721	2.21%	0.00%	to	1.25%	6.62%	to	7.78%
Voya Index Solution 2045 Portfolio - Initial Class
2020		219	$26.72	to	$37.05	$7,236	2.73%	0.00%	to	1.40%	12.91%	to	15.78%
2019		601	$23.27	to	$32.00	$17,160	1.60%	0.00%	to	1.40%	23.14%	to	24.85%
2018		595	$18.78	to	$25.63	$13,991	1.38%	0.00%	to	1.40%	-9.44%	to	-8.14%
2017		544	$19.92	to	$27.90	$14,017	1.57%	0.00%	to	1.40%	18.79%	to	20.47%
2016		448	$16.75	to	$23.16	$9,650	2.08%	0.00%	to	1.40%	6.83%	to	8.27%
Voya Index Solution 2045 Portfolio - Service 2 Class
2020		123	$24.53	to	$29.04	$3,378	1.37%	0.00%	to	1.55%	3.64%	to	16.04%
2019		115	$21.70	to	$25.18	$2,745	1.52%	0.00%	to	1.50%	22.53%	to	24.35%
2018		97	$17.64	to	$20.25	$1,856	0.78%	0.00%	to	1.55%	-9.91%	to	-8.50%
2017		131	$19.58	to	$22.13	$2,783	1.05%	0.00%	to	1.55%	18.09%	to	19.95%
2016		150	$16.58	to	$18.45	$2,669	1.74%	0.00%	to	1.55%	6.21%	to	7.89%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2045 Portfolio - Service Class
2020		206	$24.82	to	$33.53	$6,804	1.38%	0.00%	to	1.25%	14.06%	to	15.52%
2019		179	$21.76	to	$29.22	$5,102	1.53%	0.00%	to	1.25%	23.01%	to	24.56%
2018		159	$17.69	to	$23.62	$3,653	1.23%	0.00%	to	1.25%	-9.61%	to	-8.45%
2017		124	$19.57	to	$25.96	$3,154	1.43%	0.00%	to	1.25%	18.75%	to	20.21%
2016		83	$16.48	to	$21.74	$1,755	1.90%	0.00%	to	1.25%	6.67%	to	8.02%
Voya Index Solution 2055 Portfolio - Initial Class
2020		128	$25.18	to	$29.23	$3,342	2.78%	0.00%	to	1.40%	13.83%	to	19.92%
2019		317	$22.12	to	$25.33	$7,159	1.38%	0.00%	to	1.40%	23.44%	to	25.21%
2018		277	$17.92	to	$20.23	$5,203	1.19%	0.00%	to	1.40%	-9.73%	to	-8.53%
2017		197	$19.85	to	$21.93	$4,069	1.35%	0.05%	to	1.40%	19.29%	to	20.85%
2016		134	$16.64	to	$18.14	$2,292	1.72%	0.10%	to	1.40%	6.60%	to	7.98%
Voya Index Solution 2055 Portfolio - Service 2 Class
2020		86	$23.77	to	$28.04	$2,277	1.23%	0.00%	to	1.55%	3.68%	to	14.97%
2019		70	$21.00	to	$24.39	$1,618	1.30%	0.00%	to	1.55%	22.81%	to	24.69%
2018		62	$17.10	to	$19.56	$1,152	0.74%	0.00%	to	1.55%	-10.19%	to	-8.77%
2017		62	$19.04	to	$21.44	$1,296	1.13%	0.00%	to	1.55%	18.63%	to	20.52%
2016		48	$16.05	to	$17.79	$831	1.52%	0.00%	to	1.55%	6.08%	to	7.69%
Voya Index Solution 2055 Portfolio - Service Class
2020		198	$24.27	to	$28.47	$5,148	1.38%	0.00%	to	1.50%	13.41%	to	18.77%
2019		155	$21.40	to	$24.73	$3,535	1.21%	0.00%	to	1.50%	23.06%	to	24.90%
2018		122	$17.39	to	$19.80	$2,235	1.03%	0.00%	to	1.50%	-10.04%	to	-8.63%
2017		101	$19.32	to	$21.67	$2,038	1.14%	0.00%	to	1.50%	18.88%	to	20.59%
2016		60	$16.26	to	$17.97	$1,009	1.52%	0.00%	to	1.50%	6.27%	to	7.93%
Voya Index Solution 2065 Portfolio - Initial Class
2020	8/24/2020	—	$11.60	to	$11.63	$4	(e)	0.70%	to	1.25%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2065 Portfolio - Service Class
2020	10/22/2020	1		$11.63		$9	(e)		0.65%			(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution Income Portfolio - Initial Class
2020		56	$16.60	to	$22.35	$1,077	3.50%	0.00%	to	1.40%	9.79%	to	11.30%
2019		190	$15.10	to	$20.08	$3,374	2.05%	0.00%	to	1.40%	11.56%	to	13.19%
2018		230	$13.51	to	$17.74	$3,732	1.98%	0.00%	to	1.40%	-4.37%	to	-3.08%
2017		270	$14.11	to	$18.16	$4,533	2.11%	0.05%	to	1.40%	7.86%	to	9.06%
2016		237	$13.06	to	$16.62	$3,658	1.88%	0.10%	to	1.40%	3.74%	to	5.12%
Voya Index Solution Income Portfolio - Service 2 Class
2020		46	$15.98	to	$18.62	$780	1.58%	0.00%	to	1.40%	1.56%	to	10.77%
2019		48	$14.56	to	$16.81	$736	1.98%	0.00%	to	1.45%	11.06%	to	12.74%
2018		71	$12.99	to	$14.91	$980	1.53%	0.00%	to	1.55%	-4.90%	to	-3.43%
2017		86	$13.66	to	$15.44	$1,245	1.70%	0.00%	to	1.55%	7.22%	to	8.89%
2016		85	$12.74	to	$14.18	$1,145	1.83%	0.00%	to	1.55%	3.24%	to	4.80%
Voya Index Solution Income Portfolio - Service Class
2020		64	$16.14	to	$20.23	$1,234	1.62%	0.00%	to	1.25%	9.72%	to	11.08%
2019		64	$14.71	to	$18.34	$1,114	2.04%	0.00%	to	1.25%	11.63%	to	12.85%
2018		60	$14.71	to	$16.35	$948	2.37%	0.00%	to	1.10%	-4.26%	to	-3.22%
2017		60	$15.20	to	$17.01	$990	1.82%	0.00%	to	1.10%	7.81%	to	9.04%
2016		59	$13.94	to	$15.70	$895	2.09%	0.00%	to	1.10%	3.81%	to	4.97%
Voya International High Dividend Low Volatility Portfolio - Adviser Class
2020		15		$11.43		$169	2.73%		0.35%			-1.55%
2019		17		$11.61		$197	1.55%		0.35%			15.75%
2018		19		$10.03		$190	1.87%		0.35%			-15.64%
2017		20		$11.89		$238	1.60%		0.35%			21.20%
2016		23		$9.81		$223	2.36%		0.35%			1.03%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International High Dividend Low Volatility Portfolio - Initial Class
2020		5,917	$10.45	to	$12.74	$66,331	3.33%	0.00%	to	1.50%	-2.23%	to	-0.70%
2019		6,442	$10.68	to	$12.83	$73,467	2.15%	0.00%	to	1.50%	14.96%	to	16.74%
2018		6,988	$9.29	to	$10.99	$69,069	2.19%	0.00%	to	1.50%	-16.23%	to	-14.94%
2017		7,762	$11.09	to	$12.92	$91,104	2.03%	0.00%	to	1.50%	20.52%	to	22.35%
2016		8,386	$9.20	to	$10.56	$81,205	3.37%	0.00%	to	1.50%	0.32%	to	1.83%
Voya International High Dividend Low Volatility Portfolio - Service Class
2020		4	$12.97	to	$13.96	$54	3.54%	0.50%	to	1.00%	-1.97%	to	3.51%
2019		4	$13.05	to	$14.16	$59	1.46%	0.50%	to	1.10%	15.18%	to	15.65%
2018		6	$11.26	to	$13.03	$78	1.46%	0.00%	to	1.15%	-16.16%	to	-15.78%
2017		13	$13.19	to	$15.18	$196	1.45%	0.10%	to	1.30%	20.66%	to	21.93%
2016		21	$11.13	to	$12.45	$250	2.70%	0.10%	to	1.15%	0.45%	to	1.47%
Voya Solution 2025 Portfolio - Adviser Class
2020		13		$21.78		$287	1.32%		0.35%			12.91%
2019		24		$19.29		$468	1.95%		0.35%			17.41%
2018		28		$16.43		$457	1.88%		0.35%			-6.33%
2017		29	$17.54	to	$17.89	$501	1.70%	0.35%	to	0.70%	14.24%	to	14.64%
2016		29	$15.30	to	$15.66	$437	1.83%	0.35%	to	0.70%	4.82%	to	5.15%
Voya Solution 2025 Portfolio - Initial Class
2020		988	$13.69	to	$20.02	$14,803	2.25%	0.00%	to	1.20%	12.49%	to	13.81%
2019		847	$12.12	to	$17.59	$11,199	2.58%	0.00%	to	1.20%	16.97%	to	18.37%
2018		760	$10.32	to	$14.86	$8,566	2.34%	0.00%	to	1.20%	-6.62%	to	-5.47%
2017		725	$11.00	to	$15.72	$8,717	2.90%	0.00%	to	1.20%	14.18%	to	15.59%
2016		211	$10.71	to	$13.60	$2,609	2.29%	0.00%	to	1.20%	4.79%	to	6.17%
Voya Solution 2025 Portfolio - Service 2 Class
2020		241	$20.59	to	$24.12	$5,546	1.56%	0.10%	to	1.55%	11.66%	to	17.59%
2019		332	$18.44	to	$21.29	$6,734	1.80%	0.10%	to	1.55%	16.12%	to	17.82%
2018		455	$15.88	to	$18.23	$7,854	1.68%	0.00%	to	1.55%	-7.35%	to	-6.08%
2017		471	$17.14	to	$19.07	$8,664	1.83%	0.20%	to	1.55%	13.28%	to	14.88%
2016		689	$15.13	to	$16.78	$11,067	2.07%	0.05%	to	1.55%	4.13%	to	5.73%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Service Class
2020		6,794	$12.26	to	$25.54	$146,667	1.99%	0.00%	to	1.50%	11.86%	to	13.59%
2019		7,022	$10.83	to	$22.49	$135,241	2.31%	0.00%	to	1.50%	16.38%	to	18.12%
2018		7,484	$13.10	to	$19.04	$124,074	2.03%	0.00%	to	1.50%	-7.13%	to	-5.71%
2017		8,100	$14.02	to	$20.20	$145,817	1.88%	0.00%	to	1.50%	13.61%	to	15.31%
2016		8,622	$12.27	to	$17.52	$135,518	2.08%	0.00%	to	1.50%	4.26%	to	5.93%
Voya Solution 2035 Portfolio - Adviser Class
2020		16		$23.65		$376	1.65%		0.35%			13.81%
2019		23		$20.78		$475	2.05%		0.35%			21.10%
2018		23		$17.16		$401	1.63%		0.35%			-8.87%
2017		24		$18.83		$460	1.33%		0.35%			18.80%
2016		24		$15.85		$386	2.44%		0.35%			5.67%
Voya Solution 2035 Portfolio - Initial Class
2020		901	$14.19	to	$21.86	$14,901	1.86%	0.00%	to	1.20%	13.30%	to	14.63%
2019		800	$12.47	to	$19.07	$11,644	2.52%	0.00%	to	1.20%	20.81%	to	22.24%
2018		635	$10.28	to	$15.60	$7,686	2.14%	0.00%	to	1.20%	-9.25%	to	-8.07%
2017		517	$11.27	to	$16.97	$6,878	2.29%	0.00%	to	1.20%	18.48%	to	19.84%
2016		246	$10.77	to	$14.16	$3,095	2.09%	0.00%	to	1.20%	5.18%	to	6.47%
Voya Solution 2035 Portfolio - Service 2 Class
2020		389	$22.95	to	$26.88	$9,833	1.39%	0.00%	to	1.45%	12.67%	to	22.33%
2019		515	$20.37	to	$23.52	$11,338	1.95%	0.00%	to	1.45%	19.89%	to	21.61%
2018		614	$16.99	to	$19.34	$11,164	1.73%	0.00%	to	1.45%	-9.77%	to	-8.38%
2017		618	$18.83	to	$21.11	$12,339	1.49%	0.00%	to	1.45%	17.61%	to	19.27%
2016		785	$15.90	to	$17.70	$13,278	2.00%	0.00%	to	1.55%	4.47%	to	6.12%
Voya Solution 2035 Portfolio - Service Class
2020		7,282	$12.59	to	$28.02	$170,550	1.74%	0.00%	to	1.50%	12.78%	to	14.46%
2019		7,433	$11.03	to	$24.48	$154,810	2.22%	0.00%	to	1.50%	20.12%	to	21.98%
2018		7,670	$13.30	to	$20.07	$134,108	1.80%	0.00%	to	1.50%	-9.72%	to	-8.31%
2017		8,035	$14.65	to	$21.90	$156,617	1.53%	0.00%	to	1.50%	17.67%	to	19.47%
2016		8,278	$12.37	to	$18.34	$136,495	2.09%	0.00%	to	1.50%	4.62%	to	6.26%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Adviser Class
2020		1		$24.49		$20	0.00%		0.35%			15.63%
2019		1		$21.18		$18	0.00%		0.35%			23.21%
2018		1	$16.68	to	$17.19	$15	0.00%	0.35%	to	1.25%	-11.61%	to	-10.84%
2017		1	$18.87	to	$19.28	$29	0.97%	0.35%	to	1.25%	19.43%	to	20.50%
2016		2	$15.80	to	$16.00	$33	1.35%	0.35%	to	1.25%	4.77%	to	5.75%
Voya Solution 2045 Portfolio - Initial Class
2020		671	$14.52	to	$23.09	$11,145	1.62%	0.00%	to	1.20%	15.24%	to	16.56%
2019		598	$12.55	to	$19.81	$8,702	2.28%	0.00%	to	1.20%	22.79%	to	24.28%
2018		517	$10.18	to	$15.94	$6,196	1.82%	0.00%	to	1.20%	-11.16%	to	-10.05%
2017		473	$11.40	to	$17.72	$6,333	1.66%	0.00%	to	1.20%	20.06%	to	21.54%
2016		177	$10.82	to	$14.58	$2,351	1.86%	0.00%	to	1.20%	5.36%	to	6.58%
Voya Solution 2045 Portfolio - Service 2 Class
2020		162	$24.08	to	$28.21	$4,330	1.26%	0.10%	to	1.55%	14.34%	to	26.03%
2019		219	$21.06	to	$24.31	$5,014	1.49%	0.10%	to	1.55%	21.80%	to	23.44%
2018		278	$17.29	to	$19.85	$5,179	1.34%	0.00%	to	1.55%	-11.74%	to	-10.34%
2017		274	$19.59	to	$22.14	$5,732	1.18%	0.00%	to	1.55%	19.16%	to	20.98%
2016		446	$16.44	to	$18.30	$7,798	1.53%	0.00%	to	1.55%	4.65%	to	6.27%
Voya Solution 2045 Portfolio - Service Class
2020		5,167	$12.94	to	$29.50	$126,807	1.55%	0.00%	to	1.50%	14.54%	to	16.29%
2019		5,299	$11.16	to	$25.37	$113,924	1.98%	0.00%	to	1.50%	22.06%	to	23.93%
2018		5,356	$13.13	to	$20.48	$94,948	1.44%	0.00%	to	1.50%	-11.56%	to	-10.19%
2017		5,993	$14.75	to	$22.81	$122,145	1.07%	0.00%	to	1.50%	19.44%	to	21.27%
2016		6,073	$12.28	to	$18.81	$102,771	1.64%	0.00%	to	1.50%	4.85%	to	6.39%
Voya Solution 2055 Portfolio - Initial Class
2020		345	$14.53	to	$28.46	$6,151	1.47%	0.00%	to	1.20%	14.99%	to	16.40%
2019		257	$12.58	to	$24.45	$4,029	1.81%	0.00%	to	1.20%	23.32%	to	24.74%
2018		179	$10.16	to	$19.60	$2,280	1.76%	0.00%	to	1.20%	-11.40%	to	-10.30%
2017		144	$11.41	to	$21.85	$2,039	1.41%	0.00%	to	1.20%	20.46%	to	21.93%
2016		85	$10.85	to	$17.92	$1,073	1.15%	0.00%	to	1.20%	5.44%	to	6.73%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2055 Portfolio - Service 2 Class
2020		47	$23.75	to	$26.99	$1,207	0.69%	0.10%	to	1.30%	1.31%	to	26.59%
2019		76	$20.76	to	$23.32	$1,692	1.16%	0.10%	to	1.30%	22.62%	to	24.01%
2018		89	$16.93	to	$18.94	$1,581	1.20%	0.00%	to	1.30%	-11.69%	to	-10.87%
2017		71	$19.35	to	$20.88	$1,429	0.97%	0.20%	to	1.20%	20.22%	to	21.31%
2016		86	$15.95	to	$17.22	$1,438	1.29%	0.20%	to	1.35%	4.80%	to	6.03%
Voya Solution 2055 Portfolio - Service Class
2020		1,651	$12.97	to	$27.72	$39,566	1.32%	0.00%	to	1.50%	14.27%	to	16.03%
2019		1,440	$11.21	to	$23.89	$30,438	1.71%	0.00%	to	1.50%	22.67%	to	24.49%
2018		1,264	$16.85	to	$19.19	$22,428	1.21%	0.00%	to	1.50%	-11.92%	to	-10.54%
2017		1,256	$19.12	to	$21.45	$25,364	0.92%	0.00%	to	1.50%	19.86%	to	21.67%
2016		1,103	$15.59	to	$17.63	$18,451	1.38%	0.00%	to	1.50%	4.86%	to	6.46%
Voya Solution 2065 Portfolio - Service Class
2020	8/12/2020	30	$11.66	to	$11.74	$353	(e)	0.30%	to	1.50%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution Balanced Portfolio - Service Class
2020		372	$16.85	to	$19.74	$6,601	1.97%	0.25%	to	1.50%	11.22%	to	44.88%
2019		365	$15.15	to	$17.42	$5,786	2.23%	0.30%	to	1.50%	17.72%	to	19.15%
2018		377	$12.87	to	$14.62	$5,049	1.83%	0.30%	to	1.50%	-8.07%	to	-7.00%
2017		436	$14.00	to	$15.80	$6,414	1.43%	0.25%	to	1.50%	12.99%	to	14.49%
2016		374	$12.39	to	$13.80	$4,837	2.32%	0.25%	to	1.50%	4.73%	to	6.07%
Voya Solution Income Portfolio - Adviser Class
2020		23		$19.65		$461	1.52%		0.35%			11.21%
2019		48		$17.67		$855	2.68%		0.35%			12.48%
2018		50		$15.71		$785	2.22%		0.35%			-3.56%
2017		51		$16.29		$836	1.92%		0.35%			8.67%
2016		67		$14.99		$1,009	0.97%		0.35%			3.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Initial Class
2020		786	$12.80	to	$16.55	$11,849	2.44%	0.00%	to	1.20%	10.86%	to	12.20%
2019		623	$11.50	to	$14.75	$8,415	3.09%	0.00%	to	1.20%	12.08%	to	13.37%
2018		654	$10.22	to	$13.01	$7,904	2.83%	0.00%	to	1.20%	-4.04%	to	-2.84%
2017		697	$10.59	to	$13.39	$8,750	2.82%	0.00%	to	1.20%	8.37%	to	9.66%
2016		553	$10.51	to	$12.21	$6,602	1.24%	0.00%	to	1.20%	3.55%	to	4.81%
Voya Solution Income Portfolio - Service 2 Class
2020		179	$16.11	to	$19.08	$3,245	1.92%	0.00%	to	1.55%	0.68%	to	15.34%
2019		206	$14.65	to	$17.08	$3,320	2.48%	0.00%	to	1.55%	11.24%	to	12.96%
2018		259	$13.17	to	$15.12	$3,691	2.09%	0.00%	to	1.55%	-4.70%	to	-3.20%
2017		320	$13.82	to	$15.62	$4,736	1.96%	0.00%	to	1.55%	7.55%	to	9.23%
2016		408	$12.85	to	$14.30	$5,591	1.03%	0.00%	to	1.55%	2.72%	to	4.30%
Voya Solution Income Portfolio - Service Class
2020		2,084	$11.76	to	$21.98	$37,924	2.34%	0.00%	to	1.50%	2.99%	to	11.97%
2019		2,341	$10.54	to	$19.63	$38,441	2.77%	0.00%	to	1.50%	11.39%	to	13.14%
2018		2,857	$13.44	to	$17.35	$43,388	2.37%	0.00%	to	1.50%	-4.50%	to	-3.03%
2017		3,498	$13.99	to	$17.90	$55,737	2.17%	0.00%	to	1.50%	7.64%	to	9.29%
2016		4,322	$12.91	to	$16.38	$63,458	1.09%	0.00%	to	1.50%	2.92%	to	4.47%
Voya Solution Moderately Conservative Portfolio - Service Class
2020		502	$15.62	to	$18.29	$8,319	2.19%	0.25%	to	1.50%	9.69%	to	10.99%
2019		509	$14.24	to	$16.38	$7,654	1.97%	0.30%	to	1.50%	13.20%	to	14.63%
2018		467	$12.58	to	$14.37	$6,159	2.02%	0.25%	to	1.50%	-5.63%	to	-4.45%
2017		529	$13.33	to	$15.04	$7,396	2.24%	0.25%	to	1.50%	8.64%	to	10.02%
2016		501	$12.27	to	$13.67	$6,427	2.58%	0.25%	to	1.50%	4.25%	to	5.56%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2020		1		$33.31		$35	0.00%		0.35%			3.00%
2019		2		$32.34		$51	0.00%		0.35%			29.72%
2018		2		$24.93		$39	1.79%		0.35%			-14.80%
2017		3		$29.26		$73	0.89%		0.35%			10.50%
2016		3		$26.48		$75	1.35%		0.35%			23.28%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2020		1,164	$12.21	to	$30.99	$33,478	1.45%	0.00%	to	1.40%	2.41%	to	3.85%
2019		1,239	$11.87	to	$29.84	$34,644	1.44%	0.00%	to	1.40%	29.12%	to	30.93%
2018		1,535	$9.15	to	$22.79	$33,150	1.30%	0.00%	to	1.40%	-15.34%	to	-14.13%
2017		1,550	$10.76	to	$26.54	$39,257	1.29%	0.00%	to	1.40%	9.92%	to	11.42%
2016		1,436	$17.78	to	$23.82	$32,821	1.52%	0.00%	to	1.40%	22.65%	to	24.39%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2020		2,200	$11.62	to	$51.47	$62,126	1.22%	0.00%	to	1.50%	1.99%	to	40.10%
2019		2,472	$11.26	to	$49.72	$67,826	1.22%	0.00%	to	1.50%	28.73%	to	30.67%
2018		1,924	$20.50	to	$38.05	$57,494	1.06%	0.00%	to	1.50%	-15.64%	to	-14.34%
2017		2,082	$24.15	to	$44.42	$73,631	1.08%	0.00%	to	1.50%	9.48%	to	11.11%
2016		2,114	$21.93	to	$39.98	$68,126	1.25%	0.00%	to	1.50%	22.22%	to	24.08%
VY® Baron Growth Portfolio - Adviser Class
2020		8		$47.44		$377	0.00%		0.35%			32.40%
2019		10		$35.83		$351	0.00%		0.35%			37.75%
2018		11		$26.01		$277	0.00%		0.35%			-2.47%
2017		15		$26.67		$393	0.60%		0.35%			27.42%
2016		15		$20.93		$315	0.00%		0.35%			4.70%
VY® Baron Growth Portfolio - Service Class
2020		3,550	$14.80	to	$81.22	$183,870	0.00%	0.00%	to	1.50%	27.93%	to	100.55%
2019		3,965	$11.14	to	$60.95	$156,083	0.00%	0.00%	to	1.50%	36.46%	to	38.55%
2018		3,388	$13.26	to	$44.00	$122,163	0.00%	0.00%	to	1.50%	-3.36%	to	-1.90%
2017		3,498	$13.69	to	$44.85	$130,478	0.74%	0.00%	to	1.50%	26.29%	to	28.22%
2016		4,507	$10.81	to	$34.98	$123,986	0.00%	0.00%	to	1.50%	3.77%	to	5.33%
VY® Columbia Contrarian Core Portfolio - Service Class
2020		277	$25.59	to	$66.02	$14,233	0.00%	0.00%	to	1.50%	19.63%	to	31.34%
2019		307	$21.26	to	$54.36	$13,169	1.82%	0.00%	to	1.50%	31.09%	to	33.07%
2018		345	$16.12	to	$40.85	$11,187	0.91%	0.00%	to	1.50%	-10.36%	to	-9.00%
2017		401	$17.88	to	$44.89	$14,546	0.98%	0.00%	to	1.50%	19.78%	to	21.60%
2016		453	$14.84	to	$36.92	$13,696	3.34%	0.00%	to	1.50%	6.79%	to	8.43%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2020		7		$21.18		$153	0.00%		0.35%			8.89%
2019		7		$19.45		$145	0.00%		0.35%			19.47%
2018		8		$16.28		$125	0.00%		0.35%			-18.27%
2017		8		$19.92		$167	0.16%		0.35%			10.30%
2016		9		$18.06		$159	0.04%		0.35%			22.94%
VY® Columbia Small Cap Value II Portfolio - Service Class
2020		283	$20.21	to	$24.29	$6,279	0.56%	0.25%	to	1.50%	7.90%	to	27.11%
2019		283	$18.73	to	$22.08	$5,775	0.34%	0.30%	to	1.50%	18.39%	to	19.87%
2018		321	$15.82	to	$18.56	$5,486	0.27%	0.25%	to	1.50%	-19.00%	to	-17.98%
2017		334	$19.53	to	$22.63	$7,003	0.28%	0.25%	to	1.50%	9.29%	to	10.66%
2016		373	$17.78	to	$20.64	$7,084	0.26%	0.15%	to	1.50%	21.90%	to	23.34%
VY® Invesco Comstock Portfolio - Adviser Class
2020		10		$24.63		$238	1.61%		0.35%			-1.08%
2019		10		$24.90		$260	2.05%		0.35%			24.44%
2018		11		$20.01		$228	0.90%		0.35%			-12.89%
2017		19		$22.97		$438	0.97%		0.35%			16.90%
2016		21		$19.65		$408	2.11%		0.35%			17.10%
VY® Invesco Comstock Portfolio - Service Class
2020		2,018	$11.23	to	$33.39	$53,452	1.87%	0.00%	to	1.95%	-2.39%	to	70.99%
2019		2,230	$11.32	to	$33.58	$60,153	2.39%	0.00%	to	1.95%	22.76%	to	25.26%
2018		2,329	$15.99	to	$26.84	$54,176	1.35%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017		2,571	$18.42	to	$30.79	$68,978	1.16%	0.00%	to	1.95%	15.37%	to	17.67%
2016		2,810	$15.79	to	$26.47	$64,533	2.36%	0.00%	to	1.95%	15.44%	to	17.83%
VY® Invesco Equity and Income Portfolio - Adviser Class
2020		63		$25.13		$1,591	1.30%		0.35%			9.02%
2019		65		$23.05		$1,487	1.62%		0.35%			19.06%
2018		70		$19.36		$1,346	1.51%		0.35%			-10.20%
2017		72		$21.56		$1,561	1.28%		0.35%			9.94%
2016		81		$19.61		$1,585	1.55%		0.35%			14.28%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2020		11,219	$11.96	to	$30.28	$276,337	1.72%	0.00%	to	1.95%	7.81%	to	9.99%
2019		12,440	$10.91	to	$27.53	$281,505	2.08%	0.00%	to	1.95%	17.77%	to	20.11%
2018		13,640	$11.22	to	$23.79	$259,611	1.98%	0.00%	to	1.95%	-11.21%	to	-9.44%
2017		15,337	$12.49	to	$26.27	$326,650	2.18%	0.00%	to	1.95%	8.71%	to	10.91%
2016		16,739	$11.35	to	$23.69	$320,439	1.99%	0.00%	to	1.95%	13.03%	to	15.28%
VY® Invesco Equity and Income Portfolio - Service Class
2020		46	$14.56	to	$81.51	$1,000	1.46%	0.00%	to	1.15%	8.41%	to	9.63%
2019		55	$13.43	to	$77.81	$1,061	1.70%	0.00%	to	1.15%	18.43%	to	19.82%
2018		75	$11.34	to	$65.44	$1,169	1.63%	0.00%	to	1.15%	-10.71%	to	-9.67%
2017		98	$12.70	to	$72.99	$1,649	1.60%	0.00%	to	1.15%	9.51%	to	10.61%
2016		115	$11.58	to	$66.49	$1,687	1.84%	0.00%	to	1.25%	13.53%	to	14.99%
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
2020		8		$33.97		$286	0.72%		0.35%			26.75%
2019		10		$26.80		$266	0.00%		0.35%			30.60%
2018		11		$20.52		$219	1.49%		0.35%			-13.89%
2017		19		$23.83		$453	0.74%		0.35%			35.32%
2016		21		$17.61		$373	0.75%		0.35%			-0.62%
VY® Invesco Oppenheimer Global Portfolio - Initial Class
2020		18,835	$14.58	to	$43.94	$681,765	1.04%	0.00%	to	1.80%	19.68%	to	84.17%
2019		21,035	$11.45	to	$33.95	$603,394	0.50%	0.00%	to	1.80%	29.47%	to	31.81%
2018		22,797	$15.32	to	$26.86	$512,694	1.64%	0.00%	to	1.80%	-14.76%	to	-13.20%
2017		24,766	$17.81	to	$30.95	$649,773	1.10%	0.00%	to	1.80%	34.07%	to	36.54%
2016		26,549	$13.17	to	$22.67	$512,098	1.18%	0.00%	to	1.80%	-1.57%	to	0.23%
VY® Invesco Oppenheimer Global Portfolio - Service Class
2020		53	$40.44	to	$42.37	$2,249	0.85%	1.00%	to	1.25%	25.86%	to	26.14%
2019		52	$32.13	to	$33.59	$1,758	0.19%	1.00%	to	1.25%	29.82%	to	30.14%
2018		53	$24.75	to	$25.81	$1,362	1.39%	1.00%	to	1.25%	-14.48%	to	-14.25%
2017		55	$28.94	to	$30.10	$1,667	0.94%	1.00%	to	1.25%	34.42%	to	34.80%
2016		49	$21.53	to	$22.33	$1,103	0.93%	1.00%	to	1.25%	-1.24%	to	-1.02%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2020		7		$30.19		$202	0.85%		0.35%			-0.26%
2019		9		$30.27		$270	0.78%		0.35%			25.34%
2018		10		$24.15		$244	1.01%		0.35%			-12.66%
2017		13		$27.65		$351	0.37%		0.35%			13.00%
2016		14		$24.47		$344	0.46%		0.35%			14.03%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2020		937	$11.88	to	$20.48	$18,652	1.17%	0.75%	to	0.95%	-0.42%	to	-0.19%
2019		1,062	$11.93	to	$20.52	$21,263	1.20%	0.75%	to	0.95%	25.32%	to	25.50%
2018		1,206	$9.52	to	$16.35	$19,362	1.40%	0.75%	to	0.95%	-12.82%	to	-12.61%
2017		1,300	$10.92	to	$18.71	$24,121	1.24%	0.75%	to	0.95%		13.12%
2016		510		$16.54		$8,433	0.95%		0.85%			13.99%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2020		1,269	$23.53	to	$50.42	$52,345	0.97%	0.00%	to	1.50%	-1.22%	to	0.28%
2019		1,443	$23.68	to	$50.28	$60,015	0.95%	0.00%	to	1.50%	24.34%	to	26.20%
2018		1,639	$18.93	to	$39.84	$54,651	1.12%	0.00%	to	1.50%	-13.50%	to	-12.18%
2017		1,852	$21.75	to	$45.37	$70,926	0.60%	0.00%	to	1.50%	12.03%	to	13.73%
2016		1,997	$19.30	to	$39.90	$67,799	0.67%	0.00%	to	1.50%	12.99%	to	14.70%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2020		9		$49.27		$454	0.00%		0.35%			30.79%
2019		10		$37.67		$388	0.29%		0.35%			36.09%
2018		11		$27.68		$292	0.00%		0.35%			-4.12%
2017		11		$28.87		$331	0.25%		0.35%			23.69%
2016		14		$23.34		$319	0.02%		0.35%			6.58%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2020		12,071	$14.70	to	$62.13	$610,289	0.09%	0.00%	to	1.50%	22.49%	to	31.85%
2019		13,267	$11.19	to	$47.13	$515,075	0.30%	0.00%	to	1.50%	35.15%	to	37.21%
2018		13,886	$21.35	to	$34.35	$403,457	0.19%	0.00%	to	1.50%	-4.67%	to	-3.21%
2017		15,001	$22.26	to	$35.50	$456,024	0.63%	0.00%	to	1.50%	22.95%	to	24.82%
2016		15,939	$18.00	to	$28.44	$389,971	0.31%	0.00%	to	1.50%	5.84%	to	7.44%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2020		35	$35.36	to	$56.00	$1,388	0.08%	0.25%	to	1.25%	8.35%	to	31.09%
2019		41	$27.25	to	$42.72	$1,259	0.24%	0.25%	to	1.25%	35.24%	to	36.53%
2018		49	$20.15	to	$31.29	$1,206	0.00%	0.25%	to	1.25%	-4.68%	to	-3.66%
2017		53	$21.14	to	$32.48	$1,378	0.44%	0.25%	to	1.25%	22.91%	to	24.11%
2016		50	$17.20	to	$26.17	$1,069	0.09%	0.25%	to	1.25%	5.91%	to	6.82%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2020		25		$51.42		$1,262	0.00%		0.35%			35.53%
2019		28		$37.94		$1,070	0.00%		0.35%			29.71%
2018		32		$29.25		$928	0.00%		0.35%			-1.91%
2017		56		$29.82		$1,656	0.00%		0.35%			32.42%
2016		50		$22.52		$1,119	0.00%		0.35%			0.67%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2020		9,759	$15.55	to	$124.05	$713,552	0.00%	0.00%	to	1.50%	29.53%	to	36.70%
2019		10,261	$11.41	to	$91.45	$556,786	0.20%	0.00%	to	1.50%	28.88%	to	30.84%
2018		8,845	$22.50	to	$72.09	$449,287	0.25%	0.00%	to	1.50%	-2.60%	to	-1.08%
2017		9,153	$23.10	to	$72.88	$469,719	0.05%	0.00%	to	1.50%	31.59%	to	33.60%
2016		9,257	$17.55	to	$54.56	$359,212	0.00%	0.00%	to	1.50%	0.00%	to	1.51%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2020		59	$48.11	to	$62.52	$3,493	0.00%	0.00%	to	1.55%	18.03%	to	36.36%
2019		75	$36.40	to	$45.85	$3,244	0.00%	0.00%	to	1.45%	28.58%	to	30.48%
2018		102	$28.31	to	$35.14	$3,407	0.05%	0.00%	to	1.45%	-2.75%	to	-1.32%
2017		118	$29.11	to	$35.61	$3,994	0.00%	0.00%	to	1.45%	31.30%	to	33.22%
2016		139	$22.17	to	$26.75	$3,555	0.00%	0.00%	to	1.45%	-0.18%	to	1.25%
Voya Corporate Leaders 100 Fund - Class I
2020		579	$14.69	to	$17.11	$9,533	2.11%	0.25%	to	1.50%	10.24%	to	26.09%
2019		531	$13.25	to	$15.30	$7,835	2.12%	0.30%	to	1.50%	26.62%	to	28.25%
2018		539	$10.40	to	$11.95	$6,239	2.21%	0.25%	to	1.50%	-8.13%	to	-7.00%
2017		468	$11.26	to	$12.85	$5,878	2.18%	0.25%	to	1.50%	17.60%	to	19.09%
2016		330	$10.57	to	$10.79	$3,517	2.48%	0.25%	to	1.50%	10.10%	to	11.47%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Conservative Portfolio - Class I
2020		1,114	$17.41	to	$35.67	$33,734	2.37%	0.00%	to	1.50%	8.79%	to	10.45%
2019		1,105	$15.90	to	$32.43	$30,351	2.72%	0.00%	to	1.50%	13.11%	to	14.84%
2018		1,103	$13.98	to	$32.37	$26,327	2.75%	0.00%	to	1.50%	-5.49%	to	-4.02%
2017		1,151	$14.69	to	$33.73	$28,660	2.48%	0.00%	to	1.50%	8.87%	to	10.54%
2016		1,361	$13.41	to	$30.51	$31,090	2.97%	0.00%	to	1.50%	4.11%	to	5.68%
Voya Strategic Allocation Growth Portfolio - Class I
2020		2,300	$18.76	to	$46.11	$78,267	1.90%	0.00%	to	1.95%	12.15%	to	14.40%
2019		2,388	$16.54	to	$40.49	$71,733	2.64%	0.00%	to	1.95%	20.43%	to	22.86%
2018		2,476	$13.59	to	$35.34	$60,918	2.13%	0.00%	to	1.95%	-10.09%	to	-8.32%
2017		2,690	$14.96	to	$38.55	$72,444	1.73%	0.00%	to	1.95%	15.60%	to	17.92%
2016		3,025	$12.80	to	$32.70	$69,555	2.66%	0.00%	to	1.95%	4.81%	to	6.93%
Voya Strategic Allocation Moderate Portfolio - Class I
2020		2,029	$18.22	to	$41.89	$63,521	2.16%	0.00%	to	1.50%	8.95%	to	12.77%
2019		2,163	$16.31	to	$37.33	$60,494	2.83%	0.00%	to	1.50%	17.49%	to	19.27%
2018		2,310	$13.80	to	$33.56	$54,755	2.42%	0.00%	to	1.50%	-7.49%	to	-6.05%
2017		2,560	$14.82	to	$35.72	$64,749	1.97%	0.00%	to	1.50%	12.79%	to	14.53%
2016		2,828	$13.06	to	$31.20	$62,777	2.66%	0.00%	to	1.50%	5.02%	to	6.68%
Voya Growth and Income Portfolio - Class A
2020		56		$28.27		$1,587	0.90%		0.35%			16.34%
2019		63		$24.30		$1,537	1.28%		0.35%			27.83%
2018		67		$19.01		$1,271	1.39%		0.35%			-5.19%
2017		73		$20.05		$1,456	1.38%		0.35%			19.35%
2016		78		$16.80		$1,308	1.48%		0.35%			8.88%
Voya Growth and Income Portfolio - Class I
2020		19,715	$13.23	to	$892.37	$1,261,656	1.27%	0.00%	to	1.95%	14.94%	to	25.35%
2019		21,954	$11.32	to	$768.20	$1,215,091	1.65%	0.00%	to	1.95%	26.38%	to	28.90%
2018		24,740	$17.26	to	$601.68	$1,069,882	1.82%	0.00%	to	1.95%	-6.30%	to	-4.45%
2017		27,824	$18.23	to	$635.67	$1,266,962	1.81%	0.00%	to	1.95%	17.98%	to	20.37%
2016		30,717	$15.28	to	$533.22	$1,180,483	1.95%	0.00%	to	1.95%	7.66%	to	9.77%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class S
2020		10	$26.66	to	$41.49	$298	1.12%	0.40%	to	1.35%	15.34%	to	25.27%
2019		9	$23.03	to	$35.44	$236	1.41%	0.45%	to	1.35%	26.82%	to	27.99%
2018		9	$18.10	to	$27.69	$190	1.10%	0.45%	to	1.35%	-5.96%	to	-5.11%
2017		14	$19.18	to	$29.18	$355	1.56%	0.10%	to	1.35%	18.66%	to	19.94%
2016		16	$16.13	to	$24.41	$335	1.86%	0.10%	to	1.45%	8.11%	to	9.35%
Voya Global High Dividend Low Volatility Portfolio - Class I
2020		5,984	$10.82	to	$13.64	$75,550	2.29%	0.00%	to	1.55%	-2.80%	to	16.67%
2019		6,754	$10.95	to	$13.75	$86,802	2.82%	0.00%	to	1.55%	19.83%	to	21.68%
2018		6,855	$10.61	to	$11.30	$74,924	5.37%	0.00%	to	1.55%	-10.31%	to	-8.87%
2017		7,484	$11.83	to	$12.43	$90,478	2.27%	0.00%	to	1.55%	21.83%	to	23.75%
2016		8,952	$9.71	to	$10.05	$88,186	2.79%	0.00%	to	1.55%	4.40%	to	6.03%
Voya Global High Dividend Low Volatility Portfolio - Class S
2020		785	$12.91	to	$13.59	$10,150	2.02%	0.35%	to	1.20%	-2.27%	to	-1.45%
2019		877	$13.21	to	$13.79	$11,598	2.60%	0.35%	to	1.20%	19.98%	to	20.96%
2018		965	$10.99	to	$11.56	$10,636	4.58%	0.00%	to	1.25%	-10.21%	to	-9.12%
2017		1,049	$12.24	to	$12.72	$12,878	2.08%	0.00%	to	1.25%	21.91%	to	23.50%
2016		1,119	$10.04	to	$10.30	$11,258	2.53%	0.00%	to	1.25%	4.47%	to	5.75%
Voya Index Plus LargeCap Portfolio - Class I
2020		7,540	$13.18	to	$69.47	$405,124	1.48%	0.00%	to	1.95%	1.57%	to	15.94%
2019		8,283	$11.41	to	$60.18	$386,977	1.55%	0.00%	to	1.95%	27.51%	to	30.03%
2018		9,223	$16.17	to	$48.43	$334,558	1.53%	0.00%	to	1.95%	-8.64%	to	-6.80%
2017		9,566	$17.62	to	$51.97	$377,022	1.58%	0.00%	to	1.95%	22.20%	to	24.64%
2016		10,427	$14.35	to	$41.70	$332,137	1.66%	0.00%	to	1.95%	8.14%	to	10.29%
Voya Index Plus LargeCap Portfolio - Class S
2020		4		$33.37		$130	1.78%		0.35%			15.23%
2019		7		$28.96		$207	1.55%		0.35%			29.29%
2018		8		$22.40		$181	1.05%		0.35%			-7.36%
2017		8		$24.18		$201	0.88%		0.35%			23.87%
2016		15		$19.52		$298	1.44%		0.35%			9.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus MidCap Portfolio - Class I
2020		6,390	$12.07	to	$71.61	$298,527	1.26%	0.00%	to	1.95%	6.15%	to	8.25%
2019		7,153	$11.18	to	$66.15	$310,525	1.35%	0.00%	to	1.95%	24.66%	to	27.09%
2018		6,970	$17.16	to	$52.05	$271,771	1.11%	0.00%	to	1.95%	-16.01%	to	-14.32%
2017		7,743	$20.22	to	$60.77	$357,140	1.28%	0.00%	to	1.95%	11.36%	to	13.57%
2016		8,805	$17.96	to	$53.51	$361,836	0.99%	0.00%	to	1.95%	15.87%	to	18.18%
Voya Index Plus MidCap Portfolio - Class S
2020		1		$29.00		$43	1.96%		0.35%			7.61%
2019		2		$26.95		$59	1.69%		0.35%			26.29%
2018		3		$21.34		$59	1.54%		0.35%			-14.84%
2017		3		$25.06		$71	0.84%		0.35%			12.93%
2016		13		$22.19		$282	0.88%		0.35%			17.41%
Voya Index Plus SmallCap Portfolio - Class I
2020		3,284	$21.83	to	$49.70	$126,192	0.99%	0.00%	to	1.95%	-0.43%	to	32.65%
2019		3,608	$20.90	to	$47.16	$132,714	1.04%	0.00%	to	1.95%	19.46%	to	21.85%
2018		4,022	$17.32	to	$38.72	$122,776	0.96%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017		4,378	$19.95	to	$44.20	$154,397	0.86%	0.00%	to	1.95%	7.83%	to	9.92%
2016		5,041	$18.31	to	$40.21	$163,309	0.81%	0.00%	to	1.95%	24.85%	to	27.36%
Voya Index Plus SmallCap Portfolio - Class S
2020		6		$25.70		$146	0.64%		0.35%			4.73%
2019		7		$24.54		$165	0.63%		0.35%			21.13%
2018		8		$20.26		$155	0.57%		0.35%			-12.94%
2017		8		$23.27		$193	0.50%		0.35%			9.25%
2016		13		$21.30		$275	0.61%		0.35%			26.56%
Voya International Index Portfolio - Class I
2020		3,509	$11.22	to	$21.93	$45,069	2.48%	0.00%	to	1.65%	6.11%	to	8.28%
2019		3,662	$10.57	to	$20.52	$43,908	3.01%	0.00%	to	1.65%	19.44%	to	21.42%
2018		3,694	$8.85	to	$17.06	$37,196	2.96%	0.00%	to	1.65%	-15.15%	to	-13.74%
2017		3,510	$10.43	to	$19.96	$41,414	2.37%	0.00%	to	1.65%	22.85%	to	24.92%
2016		3,133	$8.49	to	$16.14	$29,891	3.03%	0.00%	to	1.65%	-0.82%	to	0.82%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Index Portfolio - Class S
2020		—		$21.71		$11	0.00%		0.35%			7.26%
2019		—		$20.24		$9	0.00%		0.35%			20.62%
2018		—		$16.78		$7	0.00%		0.35%			-14.17%
2017		1		$19.55		$10	2.40%		0.35%			24.05%
2016		—		$15.76		$7	2.76%		0.35%			0.19%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2020		2,233	$59.78	to	$71.19	$140,664	0.54%	0.00%	to	1.50%	25.39%	to	60.74%
2019		2,107	$43.83	to	$51.41	$97,199	0.91%	0.00%	to	1.50%	33.83%	to	35.83%
2018		1,942	$32.75	to	$37.85	$66,554	1.11%	0.00%	to	1.50%	-2.44%	to	-0.97%
2017		1,801	$33.57	to	$38.22	$63,047	1.12%	0.00%	to	1.50%	29.31%	to	31.25%
2016		1,518	$25.96	to	$29.12	$40,899	1.20%	0.00%	to	1.50%	4.97%	to	6.59%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2020		55	$59.12	to	$66.81	$3,572	0.48%	0.00%	to	1.35%	32.44%	to	38.11%
2019		57	$43.38	to	$48.52	$2,678	0.69%	0.00%	to	1.35%	33.64%	to	35.49%
2018		48	$32.46	to	$36.27	$1,671	0.89%	0.00%	to	1.35%	-2.55%	to	-1.22%
2017		41	$33.30	to	$37.43	$1,474	0.92%	0.00%	to	1.35%	29.37%	to	30.93%
2016		43	$26.08	to	$28.59	$1,182	1.07%	0.00%	to	1.20%	5.03%	to	6.32%
Voya Russell™ Large Cap Index Portfolio - Class I
2020		7,183	$28.87	to	$35.15	$229,256	1.38%	0.00%	to	1.60%	3.92%	to	21.84%
2019		6,740	$24.07	to	$28.85	$177,976	1.61%	0.00%	to	1.60%	29.27%	to	31.38%
2018		6,414	$18.62	to	$21.96	$130,188	1.65%	0.00%	to	1.60%	-5.00%	to	-3.47%
2017		5,837	$19.60	to	$22.75	$123,610	1.60%	0.00%	to	1.60%	20.62%	to	22.57%
2016		5,397	$16.11	to	$18.56	$93,725	1.75%	0.00%	to	1.70%	9.07%	to	10.94%
Voya Russell™ Large Cap Index Portfolio - Class S
2020		11		$47.53		$540	1.17%		0.95%			20.42%
2019		12		$39.47		$489	1.54%		0.95%			29.71%
2018		14		$30.43		$423	1.39%		0.95%			-4.58%
2017		14		$31.89		$441	1.38%		0.95%			21.12%
2016		15		$26.33		$400	1.61%		0.95%			9.66%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class I
2020		16	$30.19	to	$30.54	$493	0.97%	1.15%	to	1.25%	0.23%	to	0.33%
2019		18	$30.12	to	$30.44	$536	2.38%	1.15%	to	1.25%	24.36%	to	24.45%
2018		23	$24.22	to	$24.46	$558	2.28%	1.15%	to	1.25%	-7.80%	to	-7.70%
2017		25	$26.27	to	$26.84	$672	2.20%	1.00%	to	1.25%	12.07%	to	12.19%
2016		21	$23.44	to	$23.62	$490	1.62%	1.15%	to	1.25%	14.17%	to	14.33%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2020		656	$28.46	to	$33.90	$19,713	0.91%	0.00%	to	1.50%	-0.32%	to	10.61%
2019		654	$28.55	to	$33.50	$19,633	2.17%	0.00%	to	1.50%	23.75%	to	25.61%
2018		620	$23.07	to	$26.67	$14,982	2.02%	0.00%	to	1.50%	-8.27%	to	-6.85%
2017		612	$25.15	to	$28.63	$16,042	1.91%	0.00%	to	1.50%	11.53%	to	13.21%
2016		571	$22.55	to	$25.29	$13,396	1.30%	0.00%	to	1.50%	13.60%	to	15.32%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2020		452	$52.18	to	$62.14	$25,054	0.16%	0.00%	to	1.50%	27.91%	to	34.53%
2019		501	$39.37	to	$46.19	$20,857	0.57%	0.00%	to	1.50%	32.51%	to	34.51%
2018		492	$29.71	to	$34.34	$15,370	0.43%	0.00%	to	1.50%	-6.78%	to	-5.37%
2017		487	$31.87	to	$36.29	$16,225	0.66%	0.00%	to	1.50%	22.48%	to	24.37%
2016		473	$26.02	to	$29.18	$12,817	0.69%	0.00%	to	1.50%	5.26%	to	6.81%
Voya Russell™ Mid Cap Index Portfolio - Class I
2020		8,185	$12.88	to	$32.49	$204,187	1.26%	0.00%	to	1.60%	13.37%	to	22.35%
2019		8,567	$11.08	to	$27.85	$183,792	1.55%	0.00%	to	1.60%	27.88%	to	29.96%
2018		8,181	$10.05	to	$21.43	$140,564	1.48%	0.00%	to	1.60%	-10.72%	to	-9.31%
2017		8,340	$11.16	to	$23.63	$159,494	1.56%	0.00%	to	1.60%	16.11%	to	17.97%
2016		5,610	$11.17	to	$20.03	$105,572	1.26%	0.00%	to	1.70%	11.48%	to	13.42%
Voya Russell™ Small Cap Index Portfolio - Class I
2020		5,179	$13.27	to	$31.92	$108,900	0.94%	0.00%	to	1.50%	6.52%	to	31.52%
2019		4,975	$11.13	to	$26.70	$89,526	1.13%	0.00%	to	1.50%	23.32%	to	25.18%
2018		4,174	$9.77	to	$21.33	$67,456	1.16%	0.00%	to	1.55%	-12.65%	to	-11.27%
2017		3,853	$11.09	to	$24.04	$70,922	1.15%	0.00%	to	1.55%	12.55%	to	14.26%
2016		2,347	$12.42	to	$21.04	$45,782	1.24%	0.00%	to	1.70%	19.07%	to	21.13%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Small Company Portfolio - Class I
2020		2,504	$11.75	to	$88.26	$140,744	0.51%	0.00%	to	1.50%	10.19%	to	12.28%
2019		2,792	$10.57	to	$78.92	$141,444	0.42%	0.00%	to	1.50%	24.32%	to	26.26%
2018		3,081	$26.63	to	$65.49	$127,882	0.57%	0.00%	to	1.50%	-17.12%	to	-15.84%
2017		3,514	$21.78	to	$77.82	$178,760	0.33%	0.00%	to	1.50%	9.62%	to	11.30%
2016		3,641	$19.75	to	$69.93	$169,597	0.42%	0.00%	to	1.50%	22.62%	to	24.50%
Voya Small Company Portfolio - Class S
2020		4		$33.77		$130	0.67%		0.35%			11.64%
2019		6		$30.25		$168	0.00%		0.35%			25.41%
2018		5		$24.12		$129	0.00%		0.35%			-16.34%
2017		5		$28.83		$146	0.19%		0.35%			10.63%
2016		15		$26.06		$401	0.18%		0.35%			23.74%
Voya U.S. Bond Index Portfolio - Class I
2020		2,203	$11.04	to	$16.21	$31,403	2.93%	0.00%	to	1.80%	0.14%	to	7.21%
2019		1,499	$10.33	to	$15.12	$20,131	2.44%	0.00%	to	1.80%	6.41%	to	8.31%
2018		1,292	$11.54	to	$13.96	$16,449	2.27%	0.00%	to	1.80%	-2.12%	to	-0.36%
2017		1,221	$11.79	to	$14.01	$15,746	2.35%	0.00%	to	1.80%	1.38%	to	3.17%
2016		1,281	$11.63	to	$13.58	$16,169	2.28%	0.00%	to	1.80%	0.43%	to	2.34%
Voya MidCap Opportunities Portfolio - Class I
2020		6,959	$15.40	to	$68.98	$352,229	0.11%	0.00%	to	1.55%	35.49%	to	41.14%
2019		7,360	$10.94	to	$49.12	$266,926	0.28%	0.00%	to	1.55%	27.36%	to	29.38%
2018		7,662	$15.24	to	$38.17	$226,057	0.00%	0.00%	to	1.55%	-8.91%	to	-7.48%
2017		7,897	$16.73	to	$41.46	$255,230	0.11%	0.00%	to	1.55%	23.24%	to	25.12%
2016		5,238	$13.69	to	$33.31	$132,120	0.00%	0.00%	to	1.50%	5.66%	to	7.28%
Voya MidCap Opportunities Portfolio - Class S
2020		28	$38.01	to	$55.37	$1,247	0.09%	0.30%	to	1.55%	38.62%	to	40.34%
2019		34	$27.42	to	$39.47	$1,081	0.10%	0.30%	to	1.55%	27.06%	to	28.65%
2018		41	$21.58	to	$30.69	$1,008	0.00%	0.30%	to	1.55%	-9.14%	to	-7.96%
2017		41	$23.75	to	$33.37	$1,104	0.00%	0.30%	to	1.55%	22.87%	to	24.37%
2016		49	$19.33	to	$26.84	$1,066	0.00%	0.30%	to	1.55%	5.34%	to	6.70%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class I
2020		2,980	$13.78	to	$51.04	$75,202	0.00%	0.00%	to	1.50%	22.42%	to	26.40%
2019		3,187	$10.94	to	$40.47	$64,232	0.00%	0.00%	to	1.50%	23.83%	to	25.71%
2018		3,223	$11.82	to	$32.26	$55,777	0.00%	0.00%	to	1.55%	-17.17%	to	-15.85%
2017		3,289	$14.22	to	$38.42	$69,587	0.08%	0.00%	to	1.55%	16.96%	to	18.73%
2016		3,119	$12.13	to	$32.18	$56,707	0.00%	0.00%	to	1.65%	11.53%	to	13.39%
Voya SmallCap Opportunities Portfolio - Class S
2020		1		$40.27		$58	0.00%		0.35%			25.65%
2019		3		$32.05		$99	0.00%		0.35%			24.95%
2018		4		$25.65		$104	0.00%		0.35%			-16.40%
2017		4		$30.68		$109	0.00%		0.35%			18.05%
2016		4		$25.99		$99	0.00%		0.35%			12.71%
Wanger International
2020		2,199	$16.76	to	$20.96	$41,580	1.80%	0.00%	to	1.50%	12.67%	to	85.96%
2019		2,460	$14.79	to	$18.32	$40,999	0.82%	0.00%	to	1.50%	28.06%	to	29.93%
2018		2,737	$11.48	to	$14.10	$35,293	2.21%	0.00%	to	1.50%	-18.97%	to	-17.69%
2017		2,935	$14.07	to	$17.13	$46,316	1.20%	0.00%	to	1.50%	30.94%	to	32.89%
2016		3,461	$10.68	to	$12.89	$41,297	1.19%	0.00%	to	1.50%	-2.87%	to	-1.38%
Wanger Select
2020		1,599	$25.41	to	$49.83	$68,206	0.69%	0.00%	to	1.55%	23.56%	to	26.63%
2019		1,807	$20.24	to	$39.35	$61,435	0.07%	0.00%	to	1.65%	27.17%	to	29.32%
2018		2,040	$15.80	to	$30.43	$54,081	0.18%	0.00%	to	1.65%	-13.71%	to	-12.41%
2017		2,337	$18.20	to	$34.74	$71,676	0.18%	0.00%	to	1.75%	24.48%	to	26.65%
2016		2,502	$14.50	to	$27.43	$61,099	0.16%	0.00%	to	1.75%	11.67%	to	13.38%
Wanger USA
2020		2,151	$17.76	to	$54.98	$102,087	0.00%	0.00%	to	1.55%	22.32%	to	28.43%
2019		2,483	$14.43	to	$44.26	$95,744	0.27%	0.00%	to	1.55%	29.07%	to	31.10%
2018		2,601	$11.11	to	$33.76	$77,471	0.11%	0.00%	to	1.55%	-2.96%	to	-1.42%
2017		2,586	$11.39	to	$34.26	$79,557	0.00%	0.00%	to	1.75%	17.50%	to	19.58%
2016		2,642	$15.22	to	$28.79	$68,640	0.00%	0.00%	to	1.75%	11.73%	to	13.69%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Washington Mutual Investors Fund℠ - Class R-3
2020		31	$28.42	to	$35.41	$1,031	1.47%	0.25%	to	1.55%	5.69%	to	8.57%
2019		37	$26.89	to	$34.41	$1,149	1.38%	0.00%	to	1.55%	23.24%	to	25.13%
2018		98	$21.82	to	$27.50	$2,484	1.50%	0.00%	to	1.55%	-4.80%	to	-3.53%
2017		113	$22.92	to	$27.46	$2,965	1.54%	0.25%	to	1.55%	17.90%	to	19.44%
2016		123	$19.44	to	$22.99	$2,724	1.49%	0.25%	to	1.55%	11.28%	to	12.60%
Washington Mutual Investors Fund℠ - Class R-4
2020		7,676	$12.11	to	$38.52	$233,109	1.73%	0.00%	to	1.50%	6.12%	to	7.69%
2019		8,170	$11.28	to	$35.80	$233,053	1.90%	0.00%	to	1.50%	23.61%	to	25.48%
2018		8,042	$11.02	to	$28.56	$189,561	1.90%	0.00%	to	1.50%	-4.48%	to	-2.98%
2017		7,659	$11.44	to	$29.47	$191,542	1.88%	0.00%	to	1.50%	18.33%	to	20.13%
2016		7,095	$16.13	to	$24.56	$152,821	1.91%	0.00%	to	1.50%	11.67%	to	13.33%
Wells Fargo Small Company Growth Fund - Administrator Class
2020		456	$20.33	to	$21.52	$9,387	0.00%	0.30%	to	1.50%	21.29%	to	54.63%
2019		437	$16.02	to	$16.81	$7,076	0.00%	0.30%	to	1.50%	24.27%	to	25.69%
2018		461	$12.85	to	$13.37	$6,008	0.00%	0.25%	to	1.50%	-5.34%	to	-4.39%
2017		46	$13.53	to	$13.94	$636	0.00%	0.30%	to	1.50%	18.87%	to	19.72%
2016	05/17/2016	19	$11.38	to	$11.61	$216	(a)	0.50%	to	1.25%		(a)
Wells Fargo Small Company Value Fund - Class A
2020		12		$10.98		$131	0.77%		1.00%			1.01%
2019	09/20/2019	12		$10.87		$128	(d)		1.00%			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
Wells Fargo Special Small Cap Value Fund - Class A
2020		2,071	$23.04	to	$63.33	$106,929	0.34%	0.00%	to	1.55%	-0.39%	to	28.20%
2019		2,292	$22.98	to	$62.67	$118,289	0.86%	0.00%	to	1.55%	26.07%	to	27.99%
2018		2,450	$18.11	to	$49.00	$99,804	0.46%	0.00%	to	1.55%	-15.07%	to	-13.71%
2017		2,664	$21.18	to	$56.85	$127,478	0.92%	0.00%	to	1.55%	9.40%	to	11.07%
2016		2,852	$19.25	to	$51.24	$124,195	0.58%	0.00%	to	1.50%	26.96%	to	28.91%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

(a)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2017, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2018, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2020, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Item 8.        Financial Statements and Supplementary Data

C-1

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of
Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2020 and 2019, the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes and financial statement schedules listed in the Index at Item 15(a) (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matter
The critical audit matter communicated below is a matter arising from the current period audit of the financial statements that was communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective or complex judgments. The communication of the critical audit matter does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

C-2

Deferred policy acquisition costs and Value of business acquired
Description of the Matter	As disclosed in Note 1 and Note 5 to the consolidated financial statements, the Company’s deferred policy acquisition costs and value of business acquired (“DAC/VOBA”) totaled $162 million at December 31, 2020, net of unrealized gains and losses, which represented deferred acquisition costs and value of business acquired related to fixed and variable deferred annuity contracts. The carrying amount of the DAC related to fixed and variable deferred annuity contracts is the total of costs deferred, less amortization net of interest. The carrying amount of the VOBA related to fixed and variable deferred annuity contracts is the outstanding value of in-force business acquired, based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition, less amortization net of interest. DAC and VOBA related to fixed and variable deferred annuity contracts are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

As described in Note 1 to the consolidated financial statements, there is a significant amount of uncertainty inherent in calculating estimated gross profits as the calculation includes significant management judgment in developing certain assumptions such as persistency, interest crediting rates, fee income, returns associated with separate account performance, expenses to administer the business, and certain economic variables. Management’s assumptions are adjusted, known as unlocking, over time for emerging experience and expected changes in trends. The unlocking results in DAC/VOBA amortization being recalculated, using the new assumptions for estimated gross profits, that results either in additional or less cumulative amortization expense.

Auditing management’s estimate of DAC/VOBA related to fixed and variable deferred annuity contracts was complex due to the highly judgmental nature of assumptions included in the projection of estimated gross profits used in the valuation of DAC/VOBA.
How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design, and tested the operating effectiveness of the controls over the DAC/VOBA estimation process, including, among others, controls related to management’s evaluation of the need to update assumptions based on the comparison of actual Company experience to previous assumptions and updating investment margins for current and expected future market conditions.

We utilized actuarial specialists to assist with our audit procedures, which included, among others, reviewing the methodology applied by management by comparing to the methodology used in prior periods as well as industry practice. To assess the assumptions used in measuring estimated gross profits, we compared the significant assumptions noted above with historical experience, observable market data and management’s estimates of prospective changes in these assumptions. We also independently recalculated estimated gross profits for a sample of policies for comparison with the actuarial result developed by management.

/s/ Ernst & Young LLP
We have served as the Company's auditor since 2001.
San Antonio, Texas
March 16, 2021

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2020 and 2019
(In millions, except share and per share data)

	As of December 31,
	2020	2019
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $24,667 as of 2020 and $23,107 as of 2019; allowance for credit losses of $14 as of 2020)	$28,043	$25,153
Fixed maturities, at fair value using the fair value option	1,730	1,479
Equity securities, at fair value (cost of $116 as of 2020 and $73 as of 2019)	116	80
Short-term investments	17	—
Mortgage loans on real estate	4,694	4,664
Less: Allowance for credit losses	67	—
Mortgage loans on real estate, net	4,627	4,664
Policy loans	187	205
Limited partnerships/corporations	815	738
Derivatives	145	224
Securities pledged (amortized cost of $169 as of 2020 and $749 as of 2019)	220	828
Other investments	43	43
Total investments	35,943	33,414
Cash and cash equivalents	360	512
Short-term investments under securities loan agreements, including collateral delivered	249	917
Accrued investment income	304	293
Premiums receivable and reinsurance recoverable	1,219	1,304
Less: Allowance for credit losses	—	—
Premiums receivable and reinsurance recoverable, net	1,219	1,304
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	173	608
Short-term loan to affiliate	653	69
Current income tax recoverable	5	9
Due from affiliates	118	67
Property and equipment	63	60
Other assets	242	255
Assets held in separate accounts	87,319	78,713
Total assets	$126,648	$116,221

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2020 and 2019
(In millions, except share and per share data)

	As of December 31,
	2020	2019
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$33,127	$31,142
Payable for securities purchased	26	5
Payables under securities loan agreements, including collateral held	208	865
Due to affiliates	125	95
Derivatives	216	285
Deferred income taxes	439	304
Other liabilities	291	369
Liabilities related to separate accounts	87,319	78,713
Total liabilities	121,751	111,778

Commitments and Contingencies (Note 12)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2020 and 2019 , respectively; $50 par value per share)	3	3
Additional paid-in capital	2,873	2,873
Accumulated other comprehensive income (loss)	1,882	1,292
Retained earnings	139	275
Total shareholder's equity	4,897	4,443
Total liabilities and shareholder's equity	$126,648	$116,221

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Year Ended December 31,
	2020	2019	2018
Revenues:
Net investment income	$1,858	$1,689	$1,623
Fee income	905	877	875
Premiums	32	31	41
Broker-dealer commission revenue	2	2	69
Net realized capital gains (losses):
Total impairments	(37)	(41)	(18)
Less: Portion of impairments recognized in Other comprehensive income (loss)	—	2	2
Net impairments recognized in earnings	(37)	(43)	(20)
Other net realized capital gains (losses)	(273)	(101)	(222)
Total net realized capital gains (losses)	(310)	(144)	(242)
Other revenue	(1)	14	19
Total revenues	2,486	2,469	2,385
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,049	1,013	828
Operating expenses	1,090	1,056	894
Broker-dealer commission expense	2	2	69
Net amortization of Deferred policy acquisition costs and Value of business acquired	192	65	86
Interest expense	1	1	2
Total benefits and expenses	2,334	2,137	1,879
Income (loss) before income taxes	152	332	506
Income tax expense (benefit)	(14)	32	61
Net income (loss)	$166	$300	$445

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Year Ended December 31,
	2020	2019	2018
Net income (loss)	$166	$300	$445
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	748	1,323	(897)
Impairments	—	1	8
Pension and other postretirement benefits liability	(1)	(1)	(1)
Other comprehensive income (loss), before tax	747	1,323	(890)
Income tax expense (benefit) related to items of other comprehensive income (loss)	157	276	(192)
Other comprehensive income (loss), after tax	590	1,047	(698)
Comprehensive income (loss)	$756	$1,347	$(253)

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2018	$3	$2,763	$806	$189	$3,761
Comprehensive income (loss):
Net income (loss)	—	—	—	445	445
Other comprehensive income (loss), after tax	—	—	(698)	—	(698)
Total comprehensive income (loss)					(253)
Dividends paid and distributions of capital	—	—	—	(126)	(126)
Contribution of capital	—	55	—	—	55
Employee related benefits	—	(2)	—	—	(2)
Balance as of December 31, 2018	3	2,816	108	508	3,435
Adjustment for adoption of ASU 2018-02	—	—	137	(137)	—
Comprehensive income (loss):
Net income (loss)	—	—	—	300	300
Other comprehensive income (loss), after tax	—	—	1,047	—	1,047
Total comprehensive income (loss)					1,347
Dividends paid and distributions of capital	—	—	—	(396)	(396)
Contribution of capital	—	57	—	—	57
Balance as of December 31, 2019	3	2,873	1,292	275	4,443
Adjustment for adoption of ASU 2016-01	—	—	—	(8)	(8)
Net income (loss)	—	—	—	166	166
Other comprehensive income (loss), after tax	—	—	590	—	590
Total comprehensive income (loss)					756
Dividends paid and distributions of capital	—	—	—	(294)	(294)
Balance as of December 31, 2020	$3	$2,873	$1,882	$139	$4,897

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Year Ended December 31,
	2020	2019	2018

Cash Flows from Operating Activities:
Net income (loss)	$166	$300	$445
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(59)	(49)	(64)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	194	65	87
Net accretion/amortization of discount/premium	(7)	5	(3)
Future policy benefits, claims reserves and interest credited	757	568	547
Deferred income tax (benefit) expense	(20)	23	58
Net realized capital losses	310	144	242
Depreciation and amortization	10	21	14
(Gains) losses on limited partnerships/corporations	(23)	(35)	—
Change in:
Accrued investment income	(11)	9	3
Premiums receivable and reinsurance recoverable	85	105	87
Other receivables and asset accruals	21	55	(8)
Due to/from affiliates	(21)	2	24
Other payables and accruals	(84)	158	(176)
Other, net	(12)	(8)	(33)
Net cash provided by operating activities	1,306	1,363	1,223

C-9

	Year Ended December 31,
	2020	2019	2018

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,487	3,956	3,983
Equity securities, available-for-sale	145	3	3
Mortgage loans on real estate	403	803	598
Limited partnerships/corporations	104	70	99
Acquisition of:
Fixed maturities	(4,988)	(4,582)	(5,475)
Equity securities, available-for-sale	(178)	(12)	(3)
Mortgage loans on real estate	(433)	(555)	(606)
Limited partnerships/corporations	(158)	(190)	(254)
Derivatives, net	46	23	23
Policy loans, net	18	5	4
Short-term investments, net	(15)	50	(26)
Short-term loan to affiliate, net	(584)	(69)	80
Collateral received (delivered), net	11	(86)	(46)
Other, net	(5)	(3)	(45)
Net cash used in investing activities	(2,147)	(587)	(1,665)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$5,197	$3,395	$3,744
Maturities and withdrawals from investment contracts	(4,220)	(3,686)	(3,108)
Settlements on deposit contracts	(1)	(5)	(20)
Short-term loans from affiliates, net	7	—	(68)
Dividends paid and return of capital distribution	(294)	(396)	(126)
Capital contribution from parent	—	57	55
Net cash (used in) provided by financing activities	689	(635)	477
Net increase (decrease) in cash and cash equivalents	(152)	141	35
Cash and cash equivalents, beginning of period	512	371	336
Cash and cash equivalents, end of period	$360	$512	$371

Supplemental cash flow information:
Income taxes paid (received), net	$2	$(13)	$60

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

Prior to May 2013, Voya Financial, Inc. ("Voya Financial"), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

On January 4, 2021, VRIAC's ultimate parent, Voya Financial Inc. ("Voya Financial"), completed a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Company ("SLD") and Security Life of Denver International Limited ("SLDI"), including the capital stock of several subsidiaries of SLD and SLDI.

Concurrently with the sale, SLD entered into reinsurance agreements with ReliaStar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York (“RLNY”), and VRIAC, each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY will reinsure to SLD a 75% quota share, of their respective in-scope individual life insurance and annuities businesses. RLI, RLNY, and VRIAC will remain subsidiaries of Voya Financial. The reinsurance agreements along with the sale of the legal entities noted above (referred to as the "Individual Life Transaction") resulted in the disposition of substantially all of Voya Financial's life insurance and legacy non-retirement annuity businesses and related assets. Pursuant to the Individual Life Transaction, VRIAC's reserves related to legacy non-retirement annuity business as well as pension risk transfer products were ceded to SLD and related assets transferred.

Effective December 31, 2019, VRIAC’s sole shareholder, Voya Holdings, Inc., transferred ownership of Voya Institutional Plan Services, LLC (“VIPS”) and Voya Retirement Advisors, LLC (“VRA”) to VRIAC for no cash consideration. VIPS and VRA provide retirement recordkeeping and investment advisory services, respectively, and the transfer was made to more closely align recordkeeping and related activities of VRIAC’s retirement business. It also had the effect of reducing VRIAC's tax liability. In addition to these non-insurance subsidiaries, VRIAC owns the wholly-owned owned non-insurance subsidiary, Voya Financial Partners, LLC ("VFP").

On June 1, 2018, VRIAC's ultimate parent, Voya Financial, consummated a series of transactions (collectively, the "2018 Transaction'') pursuant to a Master Transaction Agreement dated December 20, 2017 (the "2018 MTA") with VA Capital Company LLC ("VA Capital") and Athene Holding Ltd. ("Athene"). As part of the 2018 Transaction, VA Capital's wholly owned subsidiary Venerable Holdings Inc. ("Venerable") acquired certain of Voya Financial's assets, including all of the shares of capital stock of Voya Insurance and Annuity Company ("VIAC"), the Company's Iowa-domiciled insurance affiliate, as well as the membership interests of DSL, the Company's former broker-dealer subsidiary. Following the closing of the 2018 Transaction, VRIAC acquired a 9.99% equity interest in VA Capital.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

public and private school systems, higher education institutions, hospitals and healthcare facilities, not-for-profit organizations, state and local governments, small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. This business will be transferred as part of the Individual Life Transaction described above. The Company's products are generally distributed through independent brokers and advisors, third-party administrators, consultants, and representatives associated with Voya Financial's broker-dealer and investment advisor, Voya Financial Advisors, Inc. ("VFA").

On February 8, 2021, VFA entered into an agreement with Cetera Financial Group, Inc. (“Cetera”), one of the nation’s largest networks of independently managed broker-dealers, pursuant to which Cetera will acquire the independent financial planning channel of VFA (the “Financial Planning Channel Sale”). In connection with this transaction, VFA expects to transfer approximately 900 independent financial professionals serving retail customers with approximately $40 billion in assets to Cetera, while retaining approximately 600 field and phone-based financial professionals who support our business. The transaction is expected to close in the second or third quarter of 2021. The closing is subject to certain conditions, including the receipt of required regulatory approvals.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP, VIPS, VRA and DSL (prior to June 1, 2018). Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company measures its equity securities at fair value and recognizes any changes in fair value in net income.

The Company's fixed maturities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

In connection with funds withheld reinsurance treaties, the Company has elected the FVO for certain of its fixed maturities to better match the measurement of those assets and related embedded derivative liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Changes in fair value associated with derivatives purchased to hedge CMOs are also recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, net of allowance for credit losses. Amortized cost is the principal balance outstanding, net of deferred loan fees and costs. Accrued interest receivable is reported in Accrued investment income on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of debt type, capital market factors, and market vacancy rates, and loan-specific risk characteristics such as debt service coverage ratios
(“DSC”), loan-to-value (“LTV”), collateral size, seniority of the loan, segmentation, and property types.

The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. The change in the allowance for credit losses is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously written-off and expected to be written-off.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

For those mortgages that are determined to require foreclosure, expected credit losses are based on the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consist primarily of private equity and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securities Pledged: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether a decline in fair value below the amortized cost basis has resulted from credit loss or other factors. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. A severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), management evaluates facts and circumstances such as, but not limited to, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as Impairments.

For available-for-sale securities that do not meet the intent impairment criteria but the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs in determining whether a credit loss exists:

•When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
•Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.
•The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Changes in the allowance for credit losses are recorded in Net realized capital gains (losses) as Impairments in the Consolidated
Statements of Operations. Losses are charged against the allowance when the Company believes the uncollectability of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on available-for-sale securities is excluded from the estimate of credit losses.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago
Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

•Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. The ineffective portion of a hedging relationship subject to hedge accounting is recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2020 and 2019, contract cost assets were $105 and $109, respectively. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years. For the years ended December 31, 2020 and 2019, amortization expenses of $19 and $23, respectively, were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.3% to 5.3%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
•Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 4.3% for the year 2020, and 5.3% for the years 2019 and 2018. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
•For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issued FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•Such separate accounts are legally recognized;

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
•Investments are directed by the contract owner or participant; and
•All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. The underlying investments include mutual funds, short term investments, cash and fixed maturities. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in Short-term investments, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

Recognition of Revenue

Insurance Revenue and Related Benefits
Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Financial Services Revenue
Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation. For advisory, recordkeeping and administration services of $423 and $405 for the years ended December 31, 2020 and 2019, respectively, the Company recognizes revenue as services are provided, generally over time. For distribution and shareholder servicing revenue of $158 and $82 for the years ended December 31, 2020 and 2019, respectively, the Company provides distribution services at a point in time and shareholder services over time. Contract terms are typically less than one year, and consideration is variable.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information.

For the years ended December 31, 2020 and 2019, such revenue represents approximately 23.4% and 19.7% respectively, of total revenue. For the years ended December 31, 2020 and 2019, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods. Revenue for various financial services is recorded in Fee income or Other revenue in the Consolidated Statements of Operations. Receivables of $88 and $97 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2020 and 2019, respectively.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the provision for income taxes and (c) the deferred income tax assets and liabilities.

The provision for income taxes is based on income and expense reported in the financial statements after adjustments for permanent differences between our financial statements and consolidated federal income tax return. Permanent differences include the dividends received deduction. As a result of permanent differences, the effective tax rate reflected in the financial statements may be different than the actual rate in the income tax return.

Temporary differences between our financial statements and income tax return create deferred tax assets and liabilities. Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company's deferred tax assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the nature and character of the deferred tax assets and liabilities, the amount and character of book income or losses in recent years, projected future taxable income and future reversals of temporary differences, tax planning strategies we would employ to avoid a tax benefit from expiring unused, and the length of time carryforwards can be utilized.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not to be sustained under examination by the applicable taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the applicable taxing authority. For items that meet the more-likely-than-not recognition threshold, the Company measures the tax position as the largest amount of benefit that is more than 50% likely to be realized upon ultimate resolution with the applicable tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.
If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Operating expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Reinsurance recoverable balances are reported net of the allowance for credit losses in the Company’s Consolidated Balance Sheets. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of capital market factors, counterparty financial information and ratings, and reinsurance agreement-specific risk characteristics such as collateral type, collateral size, and covenant strength.

The allowance for credit losses is a valuation account that is deducted from the reinsurance recoverable balance to present the net amount expected to be collected on the reinsurance recoverable. The change in the allowance for credit losses is recorded in
Policyholder benefits in the Consolidated Statements of Operations.

Current reinsurance recoverable balances and payable balances under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year and is included in Operating expenses in the Consolidated Statements of Operations. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirements, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new ASUs issued by the Financial Accounting Standards Board and the impact of the adoption on the Company's financial statements.

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-14, Changes to the Disclosure Requirements for Defined Benefit Plans	This standard, issued in August 2018, eliminates certain disclosure requirements that are no longer considered cost beneficial and requires new disclosures that are considered relevant.	December 31, 2020 using the retrospective method.	Adoption of the ASU had no effect on the
Company's financial condition, results of
operations, or cash flows. The adoption results in various disclosure changes that have been included in Note 11, Benefit Plans.

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-15, Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract	This standard, issued in August 2018, requires a customer in a hosting arrangement that is a service contract to follow the guidance for internal-use software projects to determine which implementation costs to capitalize as an asset. Capitalized implementation costs are required to be expensed over the term of the hosting arrangement. In addition, a customer is required to apply the impairment and abandonment guidance for long-lived assets to the capitalized implementation costs. Balances related to capitalized implementation costs must be
	presented in the same financial statement line items as other hosting arrangement balances, and additional disclosures are required.	January 1, 2020 using the prospective method.	Adoption of the ASU did not have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2018-13, Changes to the Disclosure Requirements for Fair Value Measurement	This standard, issued in August 2018, simplifies certain disclosure requirements for fair value measurement.	January 1, 2020 using the transition method prescribed for each applicable provision.
Adoption of this ASU had no effect on the
Company's financial condition, results of
operations, or cash flows. The adoption
resulted in various disclosure changes that
have been included in Note 4, Fair Value
Measurements.

ASU 2016-13, Measurement of Credit Losses on Financial Instruments	This standard, issued in June 2016:
• Introduces a new current expected credit loss ("CECL") model to measure impairment on certain types of financial instruments,
• Requires an entity to estimate lifetime expected credit losses, under the new CECL model, based on relevant information about historical events, current conditions, and reasonable and supportable forecasts,
• Modifies the impairment model for available-for-sale debt securities, and
• Provides a simplified accounting model
for purchased financial assets with credit deterioration since their origination.
In addition, the FASB issued various amendments during 2018, 2019, and 2020 to clarify the provisions of ASU 2016-13.	January 1, 2020, using the modified retrospective method for financial assets measured at amortized cost and the prospective method for available-for-sale debt securities.	The Company recorded a $8 decrease, net
of tax, to Unappropriated retained earnings
as of January 1, 2020 for the cumulative
effect of adopting ASU 2016-13. The
transition adjustment includes recognition
of an allowance for credit losses of $12
related to mortgage loans, net of the effect
of DAC/VOBA and other intangibles of
$2 and deferred income taxes of $2.

The provisions that required prospective
adoption had no effect on the Company's
financial condition, results of operations,
or cash flows.

In addition, disclosures have been updated
to reflect accounting policy changes made
as a result of the implementation of ASU
2016-13. (See the Significant Accounting
Policies section.)

Comparative information has not been
adjusted and continues to be reported under
previously applicable U.S. GAAP.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income	This standard, issued in February 2018, permits a reclassification from accumulated other comprehensive income ("AOCI") to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017 ("Tax Reform"). Stranded tax effects arise because U.S. GAAP requires that the impact of a change in tax laws or rates on deferred tax liabilities and assets be reported in net income, even if related to items recognized within accumulated other comprehensive income. The amount of the reclassification would be based on the difference between the historical corporate income tax rate and the newly enacted 21% corporate income tax rate, applied to deferred tax liabilities and assets reported within accumulated other comprehensive income.	January 1, 2019 with the change reported in the period of adoption.	The impact to the January 1, 2019 Consolidated Balance Sheet was an increase to AOCI of $137, with a corresponding decrease to Retained earnings. The ASU did not have a material impact on the Company's results of operations, cash flows, or disclosures.
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities	This standard, issued in August 2017, enables entities to better portray risk management activities in their financial statements, as follows:
• Expands an entity's ability to hedge nonfinancial and financial risk components and reduces complexity in accounting for fair value hedges of interest rate risk,
• Eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item, and
• Eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness, and modifies required disclosures.

	In October 2018, the FASB issued an amendment which expands the list of U.S. benchmark interest rates permitted in the application of hedge accounting.	January 1, 2019, using the modified retrospective method, with the exception of the presentation and disclosure requirements which were adopted prospectively.
The adoption had no effect on the Company's financial condition, results of operations, or cash flows. As a result of the adoption, the Company has updated its Derivatives accounting policy with respect to fair value and cash flow hedges. Other required disclosure changes have been included in Note 3, Derivative Financial Instruments.

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-02, Leases	This standard, issued in February 2016, requires lessees to recognize a right-of-use asset and a lease liability for all leases with terms of more than 12 months. The lease liability will be measured as the present value of the lease payments, and the asset will be based on the liability. For income statement purposes, expense recognition will depend on the lessee's classification of the lease as either finance, with a front-loaded amortization expense pattern similar to current capital leases, or operating, with a straight-line expense pattern similar to current operating leases. Lessor accounting will be similar to the current model, and lessors will be required to classify leases as operating, direct financing, or sales-type.

	ASU 2016-02 also replaces the sale-leaseback guidance to align with the new revenue recognition standard, addresses statement of operation and statement of cash flow classification, and requires additional disclosures for all leases. In addition, the FASB issued various amendments during 2018 to clarify and simplify the provisions and implementation guidance of ASU 2016-02.	January 1, 2019 using the modified retrospective method.	The adoption did not have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities	This standard, issued in January 2016, addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments, including requiring:
• Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.
	• Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.	January 1, 2018 using the modified retrospective method, except for certain provisions that were required to be applied using the prospective method.	The impact to the January 1, 2018 Consolidated Balance Sheet was a $12 increase, net of tax, to Retained earnings (deficit) with a corresponding decrease of $12, net of tax, to AOCI to recognize the unrealized gain associated with Equity securities. The provisions that required prospective adoption had no effect on the Company's financial condition, results of operations, or cash flows. Under previous guidance, prior to January 1, 2018, Equity securities were classified as available for sale with changes in fair value recognized in Other comprehensive income.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers	This standard, issued in May 2014, requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. ASU 2014-09 also updated the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the FASB issued various amendments during 2016 to clarify the provisions and implementation guidance of ASU 2014-09. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the guidance.	January 1, 2018 using the modified retrospective method.	The adoption had no impact on revenue recognition. However, the adoption resulted in a $95 increase in Other assets to capitalize costs to obtain and fulfill certain financial services contracts. This adjustment was offset by a related $19 increase in deferred tax liabilities, resulting in a net $76 increase to Retained earnings (deficit) on the Consolidated Balance Sheet as of January 1, 2018. In addition, disclosures have been updated to reflect accounting policy changes made as a result of the implementation of ASU 2014-09. (See the Significant Accounting Policies section.)

Comparative information has not been adjusted and continues to be reported under previous revenue recognition guidance. As of December 31, 2018, the adoption of ASU 2014-09 resulted in a $105 increase in Other assets, reduced by a related $22 decrease in Deferred income taxes, resulting in a net $83 increase to Retained earnings (deficit) on the Consolidated Balance Sheet. For the year ended December 31, 2018 , the adoption resulted in a $3 increase in Operating expenses on the Consolidated Statement of Operations and had no impact on Net cash provided by operating activities.

Future Adoption of Accounting Pronouncements

The following table provides a description of future adoptions of new accounting standards that may have an impact on the Company's financial statements when adopted:

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2020-04, Reference Rate Reform
This standard, issued in March 2020, provides
temporary optional expedients and exceptions
for applying U.S. GAAP principles to contracts,
hedging relationships, and other transactions
affected by reference rate reform if certain
criteria are met.

In January, 2021, the FASB issued ASU
2021-01 which clarified the scope of relief
related to ASU 2020-04.
The amendments are effective as of March 12, 2020, the issuance date of the ASU. An entity may elect to apply the amendments prospectively through December 31, 2022.	The Company expects that
it will elect to apply some of
the expedients and
exceptions provided in ASU
2020-04; however, the
Company is still evaluating
the guidance, and therefore,
the impact of the adoption
of ASU 2020-04 on the
Company’s financial
condition and results of
operations has not yet been
determined.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2019-12, Simplifying the Accounting for Income Taxes	This standard, issued in December 2019,
simplifies the accounting for income taxes by
eliminating certain exceptions to the general
principles and simplifying several aspects of
ASC 740, Income taxes, including requirements
related to the following:
• The intraperiod tax allocation exception to
the incremental approach,
• The tax basis step-up in goodwill obtained in
a transaction that is not a business combination,
• Hybrid tax regimes,
• Ownership changes in investments - changes
from a subsidiary to an equity method investment,
• Separate financial statements of entities not
subject to tax,
• Interim-period accounting for enacted
changes in tax law, and
• The year-to-date loss limitation in interimperiod tax accounting.	January 1, 2021 with early
adoption permitted. Early
adoption in an interim
period must reflect any
adjustments as of the
beginning of the annual
period. Initial adoption of
ASU 2019-12 is required
to be reported on a
prospective basis, except
for certain provisions that
are required to be applied
retrospectively or
modified retrospectively.	The Company intends to
adopt ASU 2019-12 as of
January 1, 2021 on a
prospective basis, except for
those provisions that are
required to be applied on a
retrospective or modified
retrospective basis. The
Company does not expect
ASU 2019-12 to have a
material impact on the
Company's financial
condition, results of
operations, or cash flows.
ASU 2018-12, Targeted Improvements to the Accounting for Long- Duration Contracts	This standard, issued in August 2018, changes the measurement and disclosures of insurance liabilities and deferred acquisition costs ("DAC") for long-duration contracts issued by insurers.	In November, 2020, the
FASB released ASU
2020-11, which deferred
the effective date of the
amendments in ASU
2018-12 for SEC filers to
fiscal years ending after
December 15, 2022,
including interim periods
within those fiscal years.
Initial adoption for the
liability for future policy
benefits and DAC is
required to be reported
using either a full
retrospective or modified
retrospective approach.
For market risk benefits,
full retrospective
application is required.	The implications of these
requirements, including
transition options, and
related potential financial
statement impacts are
currently being evaluated.
While it is not possible to
estimate the expected
impact of adoption at this
time, the Company believes
there is a reasonable
possibility that
implementation of ASU
2018-12 may result in a
significant impact on
Shareholder’s equity and
future earnings patterns.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2020:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$535	$186	$—	$—	$721	$—
U.S. Government agencies and authorities	18	1	—	—	19	—
State, municipalities and political subdivisions	698	116	—	—	814	—
U.S. corporate public securities	7,632	1,531	7	—	9,156	—
U.S. corporate private securities	3,870	536	27	—	4,379	—
Foreign corporate public securities and foreign governments(1)	2,539	413	1	—	2,951	—
Foreign corporate private securities(1)	2,991	348	25	—	3,303	11
Residential mortgage-backed securities	4,071	171	15	11	4,237	1
Commercial mortgage-backed securities	2,712	207	26	—	2,893	—
Other asset-backed securities	1,500	28	6	—	1,520	2
Total fixed maturities, including securities pledged	26,566	3,537	107	11	29,993	14
Less: Securities pledged	169	52	1	—	220	—
Total fixed maturities	$26,397	$3,485	$106	$11	$29,773	$14
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2019:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$565	$129	$3	$—	$691	$—
U.S. Government agencies and authorities	19	—	—	—	19	—
State, municipalities and political subdivisions	747	68	—	—	815	—
U.S. corporate public securities	7,103	941	13	—	8,031	—
U.S. corporate private securities	3,776	306	16	—	4,066	—
Foreign corporate public securities and foreign governments(1)	2,417	265	3	—	2,679	—
Foreign corporate private securities(1)	3,171	205	1	—	3,375	—
Residential mortgage-backed securities	3,685	125	11	11	3,810	2
Commercial mortgage-backed securities	2,381	122	3	—	2,500	—
Other asset-backed securities	1,472	15	13	—	1,474	1
Total fixed maturities, including securities pledged	25,336	2,176	63	11	27,460	3
Less: Securities pledged	749	85	6	—	828	—
Total fixed maturities	$24,587	$2,091	$57	$11	$26,632	$3
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $194 of net unrealized gains on impaired available-for-sale securities.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2020, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$788	$797
After one year through five years	3,421	3,686
After five years through ten years	5,244	5,980
After ten years	8,830	10,880
Mortgage-backed securities	6,783	7,130
Other asset-backed securities	1,500	1,520
Fixed maturities, including securities pledged	$26,566	$29,993

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer. As of December 31, 2020 and 2019, the Company did not have any investments in a single issuer, other than obligations of the U.S.

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Government and government agencies, with a carrying value in excess of 10% of the Company's Consolidated Shareholder's equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2020
Communications	$950	$231	$1	$1,180
Financial	2,921	472	2	3,391
Industrial and other companies	7,284	1,155	13	8,426
Energy	1,571	259	22	1,808
Utilities	3,025	530	1	3,554
Transportation	929	128	20	1,037
Total	$16,680	$2,775	$59	$19,396

December 31, 2019
Communications	$1,002	$156	$—	$1,158
Financial	2,650	302	—	2,952
Industrial and other companies	7,053	667	11	7,709
Energy	1,675	185	18	1,842
Utilities	2,913	294	1	3,206
Transportation	856	78	2	932
Total	$16,149	$1,682	$32	$17,799

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Condensed Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and reported at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2020 and 2019, approximately 48.2% and 48.4%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreement

As of December 31, 2020 and 2019, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securities Pledged

The Company engages in securities lending whereby the initial collateral is required at a rate of 102% of the market value of the loaned securities.  The lending agent retains the collateral and invests it in high quality liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss. As of December 31, 2020 and 2019, the fair value of loaned securities was $143 and $715, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2020 and 2019, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $74 and $650, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2020 and 2019, liabilities to return collateral of $74 and $650, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2020 and 2019, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $70 and $91, respectively.

The following table presents borrowings under securities pledged transactions by asset class pledged for the dates indicated:

	December 31, 2020(1)(2)	December 31, 2019(1)(2)
U.S. Treasuries	$70	$109
U.S. corporate public securities	54	447
Foreign corporate public securities and foreign governments	20	185
Equity Securities	—	—
Payables under securities loan agreements	$144	$741
(1) As of December 31, 2020 and December 31, 2019, borrowings under securities lending transactions include cash collateral of $74 and $650, respectively.
(2) As of December 31, 2020 and December 31, 2019, borrowings under securities lending transactions include non-cash collateral of $70 and $91, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value and ownership interest of these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS") and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Fair Value Measurements Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Allowance for credit losses

The following table presents a rollforward of the allowance for credit losses on available-for-sale fixed maturity securities for the period presented:

Year Ended December 31, 2020
	Residential mortgage-backed securities	Commercial mortgage-backed securities	Foreign corporate private securities	Other asset-backed securities	Total
Balance as of January 1	$—	$—	$—	$—	$—
Credit losses on securities for which credit losses were not previously recorded	1	—	11	2	14
Initial allowance for credit losses recognized on financial assets accounted for as PCD (Purchased Credit Deteriorated)	—	—	—	—	—
Reductions for securities sold during the period	—	—	—	—	—
Reductions for intent to sell or more likely than not will be required to sell securities prior to recovery of amortized cost	—	—	—	—	—
Increase (decrease) on securities with allowance recorded in previous period	—	—	—	—	—
Write-offs	—	—	—	—	—
Recoveries of amounts previously written off	—	—	—	—	—
Balance as of December 31	$1	$—	$11	$2	$14

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2020:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities
U.S. Treasuries	$8	$—	2	$—	$—	—	$8	$—	2
U.S. Government, agencies and authorities	—	—	—	—	—	—	—	—	—
State, municipalities and political subdivisions	5	—	2	—	—	—	5	—	2
U.S. corporate public securities	199	5	182	22	2	4	221	7	186
U.S. corporate private securities	316	10	29	71	17	7	387	27	36
Foreign corporate public securities and foreign governments	32	1	22	6	—	2	38	1	24
Foreign corporate private securities	176	25	20	3	—	1	179	25	21
Residential mortgage-backed	613	11	134	119	4	54	732	15	188
Commercial mortgage-backed	579	25	105	33	1	7	612	26	112
Other asset-backed	206	1	59	265	5	88	471	6	147
Total	$2,134	$78	555	$519	$29	163	$2,653	$107	718

The Company concluded that an allowance for credit losses was unnecessary for these securities because the unrealized losses are not credit related.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2019:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses
U.S. Treasuries	$68	$3		$12	$—	*	$80	$3
U.S. Government, agencies and authorities	18	—	*	—	—		18	—	*
State, municipalities and political subdivisions	21	—	*	—	—		21	—	*
U.S. corporate public securities	97	3		131	10		228	13
U.S. corporate private securities	75	—	*	134	16		209	16
Foreign corporate public securities and foreign governments	6	—	*	53	3		59	3
Foreign corporate private securities	21	—	*	56	1		77	1
Residential mortgage-backed	535	6		139	5		674	11
Commercial mortgage-backed	331	3		18	—	*	349	3
Other asset-backed	217	2		500	11		717	13
Total	$1,389	$17		$1,043	$46		$2,432	$63
Total number of securities in an unrealized loss position	289			278			567
*Less than $1.

Based on the Company's quarterly evaluation of its securities in a unrealized loss position, described below, the Company concluded that these securities were not impaired as of December 31, 2020. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases. See the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements for the policy used to evaluate whether the investments are impaired.

Gross unrealized capital losses on fixed maturities, including securities pledged, increased $44 from $63 to $107 for the year ended December 31, 2020. The increase in gross unrealized capital losses was primarily due to higher interest rates in the longer end of the yield curve. As of December 31, 2020, $5 of the total $107 of gross unrealized losses were from 3 available-for-sale fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for 12 months or greater.

Evaluating Securities for Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities in accordance with its impairment policy in order to evaluate whether such investments are impaired.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2020		2019			2018
	Impairment	No. of Securities	Impairment		No. of Securities	Impairment		No. of Securities
State municipalities, and political subdivisions	$—	6	$—	*	6	$—		—
U.S. corporate public securities	12	43	11		25	6		2
U.S. corporate private securities	—	2	1		16	—		—
Foreign corporate public securities and foreign governments(1)	1	22	3		15	2		3
Foreign corporate private securities(1)	—	7	18		11	9		1
Residential mortgage-backed	3	44	4		71	3		58
Commercial mortgage-backed	20	106	—	*	18	—	*	1
Other asset-backed	1	61	3		73	—	*	1
Total	$37	291	$40		235	$20		66
Credit Impairments	$—		$20			$14
Intent Impairments	$37		$20			$6
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

For the year ended December 31, 2020 intent impairments in the amount of $26 were recorded on assets designated to be included in the reinsurance agreement associated with the Individual Life Transaction.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2020, the Company had eight new commercial mortgage loan troubled debt restructurings with a pre-modification carrying value and post-modification carrying value of $45. For the year ended December 31, 2020, the Company had no new private placement troubled debt restructuring. As of December 31, 2019, the Company had one commercial mortgage loan troubled debt restructuring and had one private placement troubled debt restructuring.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2020 and 2019, the Company did not have any private placements modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2020, the Company had no commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2019, the Company had one commercial mortgage loan modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and LTV ratio as of the dates indicated.

	As of December 31, 2020
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2020	$164	$206	$39	$—	$—	$409
2019	209	165	107	—	—	481
2018	124	91	73	—	—	288
2017	499	356	6	—	—	861
2016	399	275	1	—	—	675
2015	407	68	—	—	—	475
2014 and prior	1,167	323	15	—	—	1,505
Total	$2,969	$1,484	$241	$—	$—	$4,694
	As of December 31, 2019
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2019	85	96	145	170	26	522
2018	4	88	110	133	14	349
2017	101	244	566	13	10	934
2016	46	150	470	31	—	697
2015	10	343	168	8	—	529
2014 and prior	134	252	1,093	154	—	1,633
Total	$380	$1,173	$2,552	$509	$50	$4,664

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and DSC ratio as of the dates indicated.

	As of December 31, 2020
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Commercial mortgage loans secured by land or construction loans	Total
2020	$298	$93	$18	$—	$—	$409
2019	319	77	36	49	—	481
2018	102	79	60	47	—	288
2017	494	204	103	60	—	861
2016	591	53	31	—	—	675
2015	445	23	—	7	—	475
2014 and prior	1,231	155	72	47	—	1,505
Total	$3,480	$684	$320	$210	$—	$4,694

	As of December 31, 2019
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Commercial mortgage loans secured by land or construction loans	Total
2019	353	127	42	—	—	522
2018	236	3	60	50	—	349
2017	481	238	133	82	—	934
2016	615	59	23	—	—	697
2015	492	32	—	5	—	529
2014 and prior	1,358	128	88	59	—	1,633
Total	$3,535	$587	$346	$196	$—	$4,664

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and U.S. region as of the dates indicated.

	As of December 31, 2020
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2020	$84	$159	$35	$37	$32	$29	$1	$12	$20	$409
2019	63	122	11	137	54	39	17	11	27	481
2018	49	98	57	34	26	11		13	—	288
2017	99	98	352	136	74	60	5	37	—	861
2016	156	127	180	32	72	72	9	21	6	675
2015	109	133	100	30	42	48	9	4	—	475
2014 and prior	417	290	226	111	156	132	40	104	29	1,505
Total	$977	$1,027	$961	$517	$456	$391	$81	$202	$82	$4,694

	As of December 31, 2019
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2019	63	127	26	155	53	43	18	11	26	522
2018	50	132	60	43	26	11	—	12	15	349
2017	103	99	396	151	77	60	5	43	—	934
2016	158	132	187	32	75	77	9	21	6	697
2015	125	160	103	34	43	50	10	4	—	529
2014 and prior	445	316	247	122	168	142	42	121	30	1,633
Total	$944	$966	$1,019	$537	$442	$383	$84	$212	$77	$4,664

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and property type as of the dates indicated.

	As of December 31, 2020
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2020	$51	$73	$141	$144	$—	$—	$—	$409
2019	32	73	283	71	22	—	—	481
2018	49	78	124	17	3	17	—	288
2017	102	415	204	136	4	—	—	861
2016	129	244	138	144	9	7	4	675
2015	121	180	65	51	17	41	—	475
2014 and prior	671	125	273	210	62	125	39	1,505
Total	$1,155	$1,188	$1,228	$773	$117	$190	$43	$4,694

	As of December 31, 2019
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2019	33	90	299	81	19	—	—	522
2018	52	91	152	32	4	18	—	349
2017	104	461	218	147	4	—	—	934
2016	131	254	147	146	8	7	4	697
2015	148	185	69	62	23	42	—	529
2014 and prior	730	135	300	229	69	130	40	1,633
Total	$1,198	$1,216	$1,185	$697	$127	$197	$44	$4,664

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	2020
Allowance for credit losses, balance at January 1	$12	(1)
Credit losses on mortgage loans for which credit losses were not previously recorded	5
Increase (decrease) on mortgage loans with allowance recorded in previous period	52
Provision for expected credit losses	69
Write-offs	(2)
Recoveries of amounts previously written-off	—
Allowance for credit losses, balance at December 31	$67
(1) On January 1, 2020, as a result of implementing ASU 2016-13 Measurement of Credit Losses of Financial Instruments, the Company recorded a transition adjustment on a continuing basis for Allowance for credit losses on mortgage loans on real estate of $12.

While still heavily impacted by COVID-19, the Commercial Mortgage Loan portfolio allowance increased by $28 during the fourth quarter as certain sectors of the economy resumed operations, albeit at lower than pre-pandemic levels. We continue to observe distress in the hotel sector.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

To provide temporary financial assistance to our commercial mortgage loans borrowers adversely affected by COVID-19 related stress, the Company has provided payment forbearance to approximately 7% of the outstanding principal amount of our commercial mortgage loans. Deferred payment amounts are expected to be repaid across the 12 months following the end of the agreed upon forbearance period. No modifications to any commercial mortgage loans have been made as of the issuance date of this filing.

The following table presents past due commercial mortgage loans as of the dates indicated:

	December 31, 2020	December 31, 2019
Delinquency:
Current	$4,691	$4,664
30-59 days past due	—	—
60-89 days past due	—	—
Greater than 90 days past due	3	—
Total	$4,694	$4,664

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. As of December 31, 2020, the Company had one commercial mortgage loans in non-accrual status. As of December 31, 2019, the Company had no commercial mortgage loans in non-accrual status. There was no interest income recognized on loans in non-accrual status for the years ended December 31, 2020 and December 31, 2019.

As of December 31, 2020 and December 31, 2019, the Company had no commercial mortgage loans that were over 90 days or more past due but are not on non-accrual status. The Company had no commercial mortgage loans on non-accrual status for which there is no related allowance for credit losses as of December 31, 2020.

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Fixed maturities	$1,603	$1,432	$1,363
Equity securities	9	6	5
Mortgage loans on real estate	200	224	220
Policy loans	12	7	9
Short-term investments and cash equivalents	2	3	3
Other	107	91	95
Gross investment income	1,933	1,763	1,695
Less: investment expenses	75	74	72
Net investment income	$1,858	$1,689	$1,623

As of December 31, 2020 and 2019, the Company had $1 and $0, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net realized capital gains (losses) also include changes in fair value of equity securities. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Fixed maturities, available-for-sale, including securities pledged	$(23)	$11	$(69)
Fixed maturities, at fair value option	(257)	(47)	(227)
Equity securities	3	(16)	(4)
Derivatives	49	(82)	(36)
Embedded derivatives - fixed maturities	—	2	(4)
Guaranteed benefit derivatives	(27)	(11)	94
Mortgage Loans	(56)	—	—
Other investments	1	(1)	4
Net realized capital gains (losses)	$(310)	$(144)	$(242)

Proceeds from the sale of fixed maturities, available-for-sale, and equity securities and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Proceeds on sales	$1,512	$2,418	$2,498
Gross gains	85	30	14
Gross losses	59	25	50

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.    Derivative Financial Instruments

The Company primarily enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.
.
Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2020			December 31, 2019
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$18	$—	$—	$23	$—	$—
Foreign exchange contracts	628	3	36	652	10	18
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	14,155	137	171	18,640	210	261
Foreign exchange contracts	83	—	3	54	—	1
Equity contracts	55	5	5	63	4	3
Credit contracts	188	—	1	182	—	2
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	11	—	N/A	11	—
Within products	N/A	—	59	N/A	—	33
Within reinsurance agreements	N/A	—	—	N/A	—	23
Managed custody guarantees	N/A	—	4	N/A	—	—
Total		$156	$279		$235	$341
(1)     Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2020 and 2019. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts are presented in the tables below as of the dates indicated:

	December 31, 2020
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$188	$—	$1
Equity contracts	55	5	5
Foreign exchange contracts	711	3	39
Interest rate contracts	12,567	137	171
		145	216
Counterparty netting(1)		(141)	(141)
Cash collateral netting(1)		(1)	(43)
Securities collateral netting(1)		—	(28)
Net receivables/payables		$3	$4
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2019
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$182	$—	$2
Equity contracts	63	4	3
Foreign exchange contracts	706	10	19
Interest rate contracts	17,621	210	261
		224	285
Counterparty netting(1)		(217)	(217)
Cash collateral netting(1)		(6)	(58)
Securities collateral netting(1)		—	(5)
Net receivables/payables		$1	$5
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2020, the Company held $5 and delivered $43 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2019, the Company held $7 and $55 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2020, the Company delivered $77 of securities and held no securities as collateral. As of December 31, 2019, the Company delivered $113 of securities and held no securities as collateral.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income are as follows for the period indicated:

	Year Ended December 31
	2020		2019
	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives: Qualifying for hedge accounting
Location of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	Net Investment Income	Net Investment Income and Other Net Realized Capital Gains/(Losses)	Net Investment Income	Net Investment Income and Other Net Realized Capital Gains/(Losses)
Amount of Gain or (Loss) Recognized in Other Comprehensive Income	$1	$(23)	$2	$—
Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income	—	7	—	10

Interest Rate Contracts	Foreign Exchange Contracts
The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting are as follows for the period indicated:

	Year Ended December 31,
	2020		2019
	Net Investment Income	Other net realized capital gains/(losses)	Net Investment Income	Other net realized capital gains/(losses)
Total amounts of line items presented in the statement of operations in which the effects of cash flow hedges are recorded	$1,858	$(273)	$1,689	$(101)
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from accumulated other comprehensive income into income	10	(3)	10	—

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives not designated as hedging instruments on the Consolidated Statements of Operations are as follows for the periods indicated:

	Location of Gain or (Loss) Recognized in Income on Derivative	Year Ended December 31,
		2020	2019	2018
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts	Other net realized capital gains (losses)	$51	$(85)	$(44)
Foreign exchange contracts	Other net realized capital gains (losses)	(2)	1	1
Equity contracts	Other net realized capital gains (losses)	—	1	—
Credit contracts	Other net realized capital gains (losses)	3	1	(1)
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	Other net realized capital gains (losses)	—	2	(4)
Within products	Other net realized capital gains (losses)	(23)	(11)	94
Within reinsurance agreements	Policyholder benefits	23	(102)	58
Managed custody guarantees	Other net realized capital gains (losses)	(4)	—	—
Total		$48	$(193)	$104

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.    Fair Value Measurements

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$548	$173	$—	$721
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	814	—	814
U.S. corporate public securities	—	9,099	57	9,156
U.S. corporate private securities	—	3,093	1,286	4,379
Foreign corporate public securities and foreign governments(1)	—	2,951	—	2,951
Foreign corporate private securities (1)	—	3,008	295	3,303
Residential mortgage-backed securities	—	4,204	33	4,237
Commercial mortgage-backed securities	—	2,893	—	2,893
Other asset-backed securities	—	1,483	37	1,520
Total fixed maturities, including securities pledged	548	27,737	1,708	29,993
Equity securities	17	—	99	116
Derivatives:
Interest rate contracts	7	130	—	137
Foreign exchange contracts	—	3	—	3
Equity contracts	—	5	—	5
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	610	16	—	626
Assets held in separate accounts	81,096	6,001	222	87,319
Total assets	$82,278	$33,892	$2,029	$118,199
Percentage of Level to total	69%	29%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$10	$10
Stabilizer and MCGs	—	—	53	53
Other derivatives:
Interest rate contracts	—	171	—	171
Foreign exchange contracts	—	39	—	39
Equity contracts	—	5	—	5
Credit contracts	—	1	—	1
Embedded derivative on reinsurance	—	—	—	—
Total liabilities	$—	$216	$63	$279
(1) Primarily U.S. dollar denominated.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$536	$155	$—	$691
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	815	—	815
U.S. corporate public securities	—	7,984	47	8,031
U.S. corporate private securities	—	3,064	1,002	4,066
Foreign corporate public securities and foreign governments(1)	—	2,679	—	2,679
Foreign corporate private securities (1)	—	3,185	190	3,375
Residential mortgage-backed securities	—	3,794	16	3,810
Commercial mortgage-backed securities	—	2,500	—	2,500
Other asset-backed securities	—	1,426	48	1,474
Total fixed maturities, including securities pledged	536	25,621	1,303	27,460
Equity securities, available-for-sale	17	—	63	80
Derivatives:
Interest rate contracts	1	209	—	210
Foreign exchange contracts	—	10	—	10
Equity contracts	—	4	—	4
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,429	—	—	1,429
Assets held in separate accounts	72,448	6,150	115	78,713
Total assets	$74,431	$31,994	$1,481	$107,906
Percentage of Level to total	69%	30%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$11	$11
Stabilizer and MCGs	—	—	22	22
Other derivatives:
Interest rate contracts	—	261	—	261
Foreign exchange contracts	—	19	—	19
Equity contracts	—	3	—	3
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	23	—	23
Total liabilities	$—	$308	$33	$341
(1) Primarily U.S. dollar denominated.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. The fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2020
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$47	$—	$4	$—	$—	$(10)	$(11)	$27	$—	$57	$—	$4
U.S. Corporate private securities	1,002	—	33	255	—	(9)	(89)	294	(200)	1,286	—	33
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	190	(9)	(21)	190	—	(11)	(4)	4	(44)	295	2	(21)
Residential mortgage-backed securities	16	(7)	—	32	—	—	—	—	(8)	33	(7)	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—	—	—	—	—
Other asset-backed securities	48	—	—	4	—	—	(15)	—	—	37	—	—
Total fixed maturities, including securities pledged	1,303	(16)	16	481	—	(30)	(119)	325	(252)	1,708	(5)	16
Equity securities	63	2	—	35	—	—	(1)	—	—	99	2	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(22)	(29)	—	—	(2)	—	—	—	—	(53)	—	—
FIA(2)	(11)	2	—	—	(2)	—	1	—	—	(10)	—	—
Assets held in separate accounts(4)	115	—	—	161	—	(2)	—	3	(55)	222	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Condensed Consolidated Statements of Comprehensive Income

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2019
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$28	$—	$3	$—	$—	$—	$(7)	$23	$—	$47	$—
U.S. Corporate private securities	771	(1)	62	246	—	(14)	(61)	8	(9)	1,002	(1)
Foreign corporate private securities(1)	124	(17)	31	108	—	(56)	—	—	—	190	1
Residential mortgage-backed securities	10	(3)	—	9	—	—	—	—	—	16	(4)
Commercial mortgage-backed securities	12	—	—	—	—	—	—	—	(12)	—	—
Other asset-backed securities	94	—	—	—	—	—	(2)	—	(44)	48	—
Total fixed maturities, including securities pledged	1,039	(21)	96	363	—	(70)	(70)	31	(65)	1,303	(4)
Equity securities, available-for-sale	50	(16)	—	29	—	—	—	—	—	63	(16)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(4)	(16)	—	—	(2)	—	—	—	—	(22)	—
FIA(2)	(11)	5	—	—	(5)	—	—	—	—	(11)	—
Assets held in separate accounts(5)	61	4	—	79	—	(2)	—	3	(30)	115	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2020 and 2019, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2020		December 31, 2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$29,993	$29,993	$27,460	$27,460
Equity securities	116	116	80	80
Mortgage loans on real estate	4,694	5,013	4,664	4,912
Policy loans	187	187	205	205
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	626	626	1,429	1,429
Derivatives	145	145	224	224
Short-term loan to affiliate	653	653	69	69
Other investments	43	43	43	43
Assets held in separate accounts	87,319	87,319	78,713	78,713
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	28,169	36,741	26,337	32,697
Funding agreements with fixed maturities	795	796	877	876
Supplementary contracts, immediate annuities and other	288	345	312	384
Deposit liabilities	—	—	76	152
Derivatives:
Guaranteed benefit derivatives:
FIA	10	10	11	11
Stabilizer and MCGs	53	53	22	22
Other derivatives	216	216	285	285
Short-term debt(2)	8	8	1	1
Long-term debt(2)	3	3	4	4
Embedded derivatives on reinsurance	—	—	23	23
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.
(2) Included in Other Liabilities on the Consolidated Balance Sheets.

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Deposit liabilities	Level 3
Short-term debt and Long-term debt	Level 2

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2018	$385	$367		$752
Deferrals of commissions and expenses	55	6		61
Amortization:
Amortization, excluding unlocking	(75)	(72)		(147)
Unlocking (1)	(26)	13		(13)
Interest accrued	35	39	(2)	74
Net amortization included in the Consolidated Statements of Operations	(66)	(20)		(86)
Change in unrealized capital gains/losses on available-for-sale securities	162	198		360
Balance as of December 31, 2018	536	551		1,087
Deferrals of commissions and expenses	43	6		49
Amortization:
Amortization, excluding unlocking	(72)	(66)		(138)
Unlocking (1)	2	(2)		—
Interest accrued	35	38	(2)	73
Net amortization included in the Consolidated Statements of Operations	(35)	(30)		(65)
Change in unrealized capital gains/losses on available-for-sale securities	(256)	(222)		(478)
Balance as of December 31, 2019	288	305		593
Impact of ASU 2016-13	2	—		2
Deferrals of commissions and expenses	56	3		59
Amortization:
Amortization, excluding unlocking	(84)	(76)		(160)
Unlocking (1)	(5)	(94)		(99)
Interest accrued	35	32	(2)	67
Net amortization included in the Consolidated Statements of Operations	(54)	(138)		(192)
Change in unrealized capital gains/losses on available-for-sale securities	(170)	(130)		(300)
Balance as of December 31, 2020	$122	$40		$162
(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking. Additionally, the 2018 amounts include unfavorable unlocking of DAC and VOBA of $25 and $26, respectively, associated with an update to assumptions related to customer consents of changes to guaranteed minimum interest rate provisions.
(2)     Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2020, 2019 and 2018.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2021	$25
2022	23
2023	21
2024	17
2025	14

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2020 and 2019, the account value for the separate account contracts with guaranteed minimum benefits was $46.9 billion and $40.0 billion, respectively. The additional liability recognized related to minimum guarantees as of December 31, 2020 and 2019 was $57 and $26, respectively.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2020 and 2019 was $9.2 billion and $8.2 billion, respectively.

7.    Reinsurance

As of December 31, 2020, the Company has reinsurance treaties with 4 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. The Company previously had an agreement with one of its affiliates, Security Life of Denver International ("SLDI"), which was accounted for under the deposit method of accounting. This agreement was recaptured in Q1 2020. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2020 and 2019, the Company had $1.2 billion and $1.3 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2020	2019
Reinsurance recoverable, net of allowance for credit losses	$1,219	$1,304
Total	$1,219	$1,304

For the years ended December 31, 2020 and 2019, premiums, net of reinsurance were $32 and $31, respectively.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2020, VRIAC declared and paid ordinary dividends to its Parent in the aggregate amount of $294. During the year ended December 31, 2019, VRIAC paid an ordinary dividend in the amount of $396 to its Parent.

On March 27, 2020, VFP paid a $20 dividend to VRIAC, its parent; on June 18, 2020, VFP paid a $15 dividend to VRIAC; on September 25, 2020, VFP paid a $20 dividend to VRIAC; and on December 22, 2020, VFP paid a $20 dividend to VRIAC. During the year ended December 31, 2019, VFP paid dividends of $80 to VRIAC.

On December 31, 2020, VRA paid a $20 dividend to VRIAC, its parent.

During the years ended December 31, 2020, the Company did not receive capital contributions from our Parent. During the years ended December 31, 2019, the Company received capital contributions of $57 from our Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income was $299, $325 and $377, for the years ended December 31, 2020, 2019 and 2018, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2020 and 2019.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2020	2019	2018
Fixed maturities, net of impairment	$3,430	$2,113	$127
Derivatives	73	117	140
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(855)	(551)	(73)
Premium deficiency reserve adjustment	(434)	(211)	(51)
Other	2	—	—
Unrealized capital gains (losses), before tax	2,216	1,468	143
Deferred income tax asset (liability)	(337)	(180)	(39)
Unrealized capital gains (losses), after tax	1,879	1,288	104
Pension and other postretirement benefits liability, net of tax	3	4	4
AOCI	$1,882	$1,292	$108
(1) Gains and losses reported in AOCI from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2020, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $22.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2020
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,309		$(275)	$1,034
Other	2		—	2
Impairments	—			—
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	8		(2)	6
DAC/VOBA and Sales inducements	(302)	(1)	63	(239)
Premium deficiency reserve adjustment	(224)		47	(177)
Change in unrealized gains/losses on available-for-sale securities	793		(167)	626

Derivatives:
Derivatives	(22)	(2)	5	(17)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains/losses on derivatives	(45)		10	(35)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Other comprehensive income (loss)	$747		$(157)	$590
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2019
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,995		$(419)	$1,576
Other	—		—	—
Impairments	1		—	1
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(11)		2	(9)
DAC/VOBA and Sales inducements	(479)	(1)	100	(379)
Premium deficiency reserve adjustment	(160)		33	(127)
Change in unrealized gains/(losses) on available-for-sale securities	1,346		(284)	1,062

Derivatives:
Derivatives	1	(2)	—	1
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains/(losses) on derivatives	(22)		5	(17)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	3	2
Change in pension and other postretirement benefits liability	(1)		3	2
Change in Other comprehensive income (loss)	$1,323		$(276)	$1,047
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2018
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,401)		$299	(4)	$(1,102)
Other	(5)		1		(4)
Impairments	8		(2)		6
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	69		(14)		55
DAC/VOBA and Sales inducements	360	(1)	(76)		284
Premium deficiency reserve adjustment	64		(13)		51
Change in unrealized gains/losses on available-for-sale securities	(905)		195		(710)

Derivatives:
Derivatives	40	(2)	(8)		32
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(24)		5		(19)
Change in unrealized gains/losses on derivatives	16		(3)		13

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—		(1)
Change in pension and other postretirement benefits liability	(1)		—		(1)
Change in Other comprehensive income (loss)	$(890)		$192		$(698)
(1)See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $9 valuation allowance. See the Income Taxes Note these Consolidated Financial Statements for additional information.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Current tax expense (benefit):
Federal	$6	$9	$3
Total current tax expense	6	9	3
Deferred tax expense (benefit):
Federal	(20)	23	58
Total deferred tax expense (benefit)	(20)	23	58
Total income tax expense (benefit)	$(14)	$32	$61

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Income (loss) before income taxes	$152	$332	$506
Tax rate	21.0%	21.0%	21.0%
Income tax expense (benefit) at federal statutory rate	32	70	106
Tax effect of:
Dividends received deduction	(37)	(35)	(49)
Valuation allowance	—	—	9
Tax Attributes	(8)	(4)	—
Other	(1)	1	(5)
Income tax expense (benefit)	$(14)	$32	$61
Effective tax rate	(9.2)%	9.6%	12.1%

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2020	2019
Deferred tax assets
Insurance reserves	$112	$107
Investments	9	23
Compensation and benefits	60	57
Other assets	35	34
Total gross assets	216	221

Deferred tax liabilities
Net unrealized investment (gains) losses	(645)	(424)
Deferred policy acquisition costs	(10)	(101)
Total gross liabilities	(655)	(525)
Net deferred income tax asset (liability)	$(439)	$(304)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2020 and 2019, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2020 and 2019 of $128 and $128, respectively, in continuing operations, offset by a corresponding benefit in Other comprehensive income.

Tax Sharing Agreement

As of December 31, 2020 and 2019, the Company had a receivable from Voya Financial of $5 and $9, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2020 and December 31, 2019.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2020 and December 31, 2019.

Tax Regulatory Matters

For the tax years 2018 through 2020, Voya Financial, Inc. participated in the Internal Revenue Service ("IRS") Compliance
Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya
Financial, Inc. for the period ended December 31, 2018. For the periods ended December 31, 2019 and December 31, 2020, the
IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the
Bridge phase, the IRS does not intend to conduct any review or provide any letters of assurance for the tax year.

Tax Legislative Matters

The Coronavirus Aid, Relief and Economic Security (“CARES”) Act, which became effective on March 27, 2020, and the
Consolidated Appropriations Act, which became effective on December 27, 2020, have not had any material impact on corporate income taxes.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $11, $11 and $11 for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $17, $15 and $15, for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Change in benefit obligation:
Benefit obligation, January 1	$82	$80
Interest cost	3	3
Benefits paid	(6)	(5)
Actuarial (gains) losses on obligation	5	4
Benefit obligation, December 31	$84	$82

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Accrued benefit cost	$(84)	$(82)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	—	—
Net amount recognized	$(84)	$(82)

Assumptions

The discount rate used in the measurement of the December 31, 2020 and 2019 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2020	2019
Discount rate	2.67%	3.36%

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

 In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2020	2019	2018
Discount rate	3.36%	4.46%	3.85%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Interest cost	$3	$3	$3
Amortization of prior service cost (credit)	—	—	(1)
Net (gain) loss recognition	5	4	(4)
Net periodic (benefit) cost	$8	$7	$(2)

Expected Future Benefit Payments

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2021	$6
2022	6
2023	6
2024	6
2025	5
2026-2029	25

In 2021, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013, 2014 and 2019 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $27, $31 and $29 for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company recognized tax benefits of $6, $7 and $6 for the years ended 2020, 2019 and 2018, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in Net Income.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.
•The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.
•The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
•Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
•The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2020, 2019, and 2018.

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

12.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2020, 2019 and 2018, rent expense for leases was $5, $5 and $5, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2020 the Company had off-balance sheet commitments to acquire mortgage loans of $50 and purchase limited partnerships and private placement investments of $565.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2020	2019
Fixed maturity collateral pledged to FHLB(1)	$997	$1,087
FHLB restricted stock(2)	44	44
Other fixed maturities-state deposits	14	14
Cash and cash equivalents	4	5
Securities pledged(3)	220	828
Total restricted assets	$1,279	$1,978
(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance Sheets.
(2) Included in Other investments on the Consolidated Balance Sheets.
(3) Includes the fair value of loaned securities of $143 and $715 as of December 31, 2020 and 2019, respectively. In addition, as of December 31, 2020 and 2019, the Company delivered securities as collateral of $77 and $113, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2020, the Company had $795 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2020, assets with a market value of approximately $997 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance Sheets.

C-73

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies.

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2020, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Finally, industry wide, life insurers continue to be exposed to class action litigation related to the cost of insurance rates and periodic deductions from cash value. Common allegations include that insurance companies have breached the terms of their universal life insurance policies by establishing or increasing the cost of insurance rates using cost factors not permitted by the contract, thereby unjustly enriching themselves. This litigation is generally known as cost of insurance litigation.

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Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

13.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $73, $68 and $65, respectively.

•Services agreements with Voya Services Company and other insurance and non-insurance company affiliates for administrative, management, financial and information technology services. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $458, $443 and $379, respectively.
•Intercompany agreement with VIM, as amended pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2020, 2019 and 2018, revenue under the VIM intercompany agreement was $57, $59 and $63, respectively.

•Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2020, 2019 and 2018 commission expenses incurred by VRIAC were $81, $82 and $79, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

As disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, DSL was divested as part of the 2018 Transaction. DSL had certain intercompany agreements whereby it generated revenues and expenses with affiliated entities related to underwriting, distribution, investment advisory and administrative services. For the years ended December 31, 2018, commissions were collected in the amount of $69 and paid in turn to broker-dealers. In addition, for the years ended December 31, 2018, revenues earned and expenses incurred were $27 and $26, respectively.

Reinsurance Agreements

In March 2020, the Company recaptured an automatic reinsurance agreement entered into in 2012 with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsured to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The agreement was accounted for under the deposit method. As of December 31, 2019, the Company had deposit assets of $36 and deposit liabilities of $76, related to this agreement which were included in Other assets and Other liabilities, respectively on the Consolidated Balance Sheet, The recapture resulted in a loss of $20 that was recorded in the Consolidated Statements of Operations for the year ended December 31, 2020.

Additionally, VRIAC entered in 2014 into a coinsurance agreement with Langhorne I, LLC ("Langhorne"), an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of its Stabilizer and Managed Custody Guarantee business. Effective January 1, 2018, the Company recaptured the coinsurance agreement and recorded a $74 pre-tax gain on the recapture which was reported in Operating expenses in the Consolidated Statement of Operations for the year ended December 31, 2018.

C-75

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For each of the years ended December 31, 2020, 2019 and 2018, distribution revenues received by VFP related to affiliated mutual fund products were $26, $27, and $27.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2020, 2019, and 2018, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred and earned immaterial interest expense and interest income of $5, $2 and $0 for the years ended December 31, 2020, 2019 and 2018. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2020, the Company had an outstanding receivable of $653 and VIPS had a $7 outstanding payable. As of December 31, 2019, the Company had an outstanding receivable of $69 and no outstanding payable from/to Voya Financial under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. For the year ended December 31, 2020 and 2019, the Company earned no affiliate interest income on this Note. Interest income was $5 for the years ended December 31, 2018. As of June 1, 2018, VIAC ceased to be an affiliate of the Company following the closing of the 2018 Transaction as disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements. The investment in surplus notes is reported in Fixed maturities, available-for-sale on the Company's Consolidated Balance Sheet as of December 31, 2020 and 2019.

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Form No. SAI.01107-21	VRIAC Ed. May 2021